UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2011. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	576,828	$8,219,080
EQ/AXA Franklin Small Cap Value Core Portfolio‡	302,731	2,481,280
EQ/BlackRock Basic Value Equity Portfolio‡	897,782	10,578,713
EQ/Boston Advisors Equity Income Portfolio‡	984,515	4,644,758
EQ/Core Bond Index Portfolio‡	87,815	889,014
EQ/Davis New York Venture Portfolio‡	1,179,792	9,884,006
EQ/Equity Growth PLUS Portfolio‡	302,020	4,017,706
EQ/GAMCO Mergers & Acquisitions Portfolio‡	718,292	8,869,733
EQ/GAMCO Small Company Value Portfolio‡	400,336	13,197,643
EQ/Global Bond PLUS Portfolio‡	1,056,978	10,987,757
EQ/Global Multi-Sector Equity Portfolio‡	956,472	10,092,131
EQ/Intermediate Government Bond Index Portfolio‡	187,182	1,940,751
EQ/International Core PLUS Portfolio‡	1,706,757	13,156,293
EQ/International Value PLUS Portfolio‡	239,562	2,301,027
EQ/Large Cap Core PLUS Portfolio‡	1,633,471	10,223,690
EQ/Large Cap Growth PLUS Portfolio‡	845,930	12,973,898
EQ/Large Cap Value PLUS Portfolio‡	272,970	2,436,194
EQ/MFS International Growth Portfolio‡	1,245,240	6,766,498
EQ/PIMCO Ultra Short Bond Portfolio‡	765,956	7,617,613
EQ/Small Company Index Portfolio‡	54,636	478,725
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	69,000	7,886,700
iShares Cohen & Steers Realty Majors Index Fund	54,600	3,350,256
iShares COMEX Gold Trust*	1,060,600	16,789,298
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	54,220	2,774,980
iShares FTSE China 25 Index Fund	56,900	1,754,227
iShares JP Morgan USD Emerging Markets Bond Fund	46,160	4,866,649
iShares MSCI EAFE Small Cap Index Fund	125,000	4,367,500
iShares MSCI Emerging Markets Index Fund	32,800	1,150,296
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,213,652
iShares S&P Global Clean Energy Index Fund	98,410	912,261
iShares S&P Global Energy Sector Index Fund	42,560	1,409,587
iShares S&P Latin America 40 Index Fund	35,600	1,384,128
iShares S&P North American Natural Resources Sector Index Fund	144,860	4,847,016
iShares Silver Trust*	84,950	2,457,603
Multimanager Core Bond Portfolio‡	605,895	6,553,639
Multimanager International Equity Portfolio‡	246,257	2,171,288
Multimanager Large Cap Core Equity Portfolio‡	456,284	4,025,560
Multimanager Large Cap Value Portfolio‡	391,296	3,327,154
Multimanager Mid Cap Growth Portfolio*‡	223,362	1,763,646
Multimanager Mid Cap Value Portfolio‡	380,118	3,109,054
Multimanager Small Cap Growth Portfolio*‡	478,035	3,291,752
Multimanager Small Cap Value Portfolio‡	88,255	773,453
SPDR Barclays Capital High Yield Bond ETF	216,200	7,824,278
SPDR S&P Emerging Asia Pacific ETF	16,200	1,042,308
SPDR S&P Emerging Markets SmallCap ETF	10,400	403,728
Vanguard REIT ETF	119,900	6,099,313

Total Investments (97.6%) (Cost $246,838,489)		238,305,836
Other Assets Less Liabilities (2.4%)		5,851,652

Net Assets (100%)		$244,157,488

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio(aa)	$4,651,462	$5,177,578	$81,861	$8,219,080	$—	$(49)
EQ/AXA Franklin Small Cap Value Core Portfolio(bb)	3,309,224	89,961	309,261	2,481,280	—	1,997
EQ/BlackRock Basic Value Equity Portfolio(cc)	11,824,720	1,170,723	847,632	10,578,713	—	(2,175)
EQ/Boston Advisors Equity Income Portfolio(dd)	4,560,199	1,594,557	1,029,191	4,644,758	—	145,702
EQ/Core Bond Index Portfolio(ee)	2,417,882	223,706	1,789,240	889,014	62	(3,732)
EQ/Davis New York Venture Portfolio(ff)	12,173,100	290,963	932,595	9,884,006	3,324	59,401
EQ/Equity Growth PLUS Portfolio(gg)	3,632,986	1,073,167	250,908	4,017,706	334	(1,557)
EQ/GAMCO Mergers & Acquisitions Portfolio(hh)	10,839,094	237,543	2,114,398	8,869,733	—	34,620
EQ/GAMCO Small Company Value Portfolio(ii)	15,315,349	2,268,980	1,815,412	13,197,643	—	260,132
EQ/Global Bond PLUS Portfolio(jj)	15,390,469	412,914	5,204,995	10,987,757	7,461	191,979
EQ/Global Multi-Sector Equity Portfolio(kk)	12,518,466	277,405	877,043	10,092,131	28,617	(22,495)
EQ/Intermediate Government Bond Index Portfolio(ll)	3,019,402	67,608	1,258,333	1,940,751	904	(27,163)
EQ/International Core PLUS Portfolio(mm)	17,248,788	447,901	1,341,810	13,156,293	62,640	(15,831)
EQ/International Value PLUS Portfolio(nn)	3,430,619	260,957	920,896	2,301,027	267	(14,395)
EQ/Large Cap Core PLUS Portfolio(oo)	12,958,058	444,909	1,604,827	10,223,690	—	292,829
EQ/Large Cap Growth PLUS Portfolio(pp)	17,098,970	836,280	3,377,316	12,973,898	596	379,399
EQ/Large Cap Value PLUS Portfolio(qq)	3,844,227	110,153	964,054	2,436,194	—	268,200
EQ/MFS International Growth Portfolio(rr)	5,074,227	3,020,213	280,919	6,766,498	1,657	48,596
EQ/PIMCO Ultra Short Bond Portfolio(ss)	3,953,019	8,444,885	4,777,943	7,617,613	1,985	(680)
EQ/Small Company Index Portfolio(tt)	574,574	—	—	478,725	—	—
Multimanager Core Bond Portfolio(uu)	13,494,667	568,373	7,803,290	6,553,639	188,338	12,735
Multimanager International Equity Portfolio(vv)	3,022,956	140,156	427,639	2,171,288	9,811	25,612
Multimanager Large Cap Core Equity Portfolio(ww)	4,883,226	106,810	361,778	4,025,560	2,157	(1,387)
Multimanager Large Cap Value Portfolio(xx)	4,155,980	141,513	482,776	3,327,154	1,975	(2,254)
Multimanager Mid Cap Growth Portfolio(yy)	2,077,720	6,129	18,171	1,763,646	—	9
Multimanager Mid Cap Value Portfolio(zz)	2,335,555	1,331,129	18,180	3,109,054	—	1
Multimanager Small Cap Growth Portfolio(aaa)	3,576,102	1,312,165	543,174	3,291,752	—	21,116
Multimanager Small Cap Value Portfolio(bbb)	979,631	11,628	39,343	773,453	—	701

	$198,360,672	$30,068,306	$39,472,985	$166,772,056	$310,128	$1,651,311

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AllianceBernstein Small Cap Growth Portfolio for Class K in the amount of $9,124,107, representing 580,210 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AXA Franklin Small Cap Value Core Portfolio for Class K in the amount of $2,789,671, representing 304,691 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/BlackRock Basic Value Equity Portfolio for Class K in the amount of $11,136,102, representing 869,608 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Boston Advisors Equity Income Portfolio for Class K in the amount of $4,969,905, representing 989,779 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $891,100, representing 88,098 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Davis New York Venture Portfolio for Class K in the amount of $10,768,786, representing 1,187,238 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class A shares in EQ/Equity Growth PLUS Portfolio for Class K in the amount of $4,333,497, representing 303,660 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class A shares in EQ/GAMCO Mergers & Acquisitions Portfolio for Class K in the amount of $9,122,018, representing 722,410 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/GAMCO Small Company Value Portfolio for Class K in the amount of $14,862,680, representing 402,275 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Bond PLUS Portfolio for Class K in the amount of $11,243,717, representing 1,066,254 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $11,125,896, representing 962,636 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $1,944,657, representing 188,289 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(mm)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Core PLUS Portfolio for Class K in the amount of $14,976,502, representing 1,718,463 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(nn)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Value PLUS Portfolio for Class K in the amount of $2,570,866, representing 242,963 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(oo)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Core PLUS Portfolio for Class K in the amount of $11,024,857, representing 1,643,572 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(pp)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth PLUS Portfolio for Class K in the amount of $13,957,222, representing 850,912 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(qq)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Value PLUS Portfolio for Class K in the amount of $2,628,822, representing 274,820 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(rr)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/MFS International Growth Portfolio for Class K in the amount of $6,256,479, representing 1,037,813 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ss)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $10,212,828, representing 1,024,778 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(tt)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $536,740, representing 54,636 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(uu)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Core Bond Portfolio for Class K in the amount of $6,600,115, representing 611,047 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(vv)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager International Equity Portfolio for Class K in the amount of $2,428,689, representing 248,084 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ww)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Core Equity Portfolio for Class K in the amount of $4,388,463, representing 459,067 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(xx)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $3,613,096, representing 395,176 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(yy)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $1,954,355, representing 224,721 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(zz)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $2,643,301, representing 289,272 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(aaa)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Growth Portfolio for Class K in the amount of $3,765,482, representing 480,707 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bbb)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Value Portfolio for Class K in the amount of $878,541, representing 88,558 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$71,533,780	$—	$—	$71,533,780
Investment Companies	—	166,772,056	—	166,772,056

Total Assets	$71,533,780	$166,772,056	$—	$238,305,836

Total Liabilities	$—	$—	$—	$—

Total	$71,533,780	$166,772,056	$—	$238,305,836

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$41,726,367
Net Proceeds of Sales and Redemptions:
Investment Companies	$53,839,500

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,245,920
Aggregate gross unrealized depreciation	(26,032,209)

Net unrealized depreciation	$(8,786,289)

Federal income tax cost of investments	$247,092,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	6,898,563	$66,263,257
AXA Tactical Manager 2000 Portfolio‡	2,256,881	27,436,792
AXA Tactical Manager 400 Portfolio‡	593,290	7,588,113
AXA Tactical Manager 500 Portfolio‡	7,883,608	95,711,320
AXA Tactical Manager International Portfolio‡	2,285,704	24,013,009
EQ/Core Bond Index Portfolio‡	11,752,739	118,981,440
EQ/Intermediate Government Bond Index Portfolio‡	5,393,688	55,923,081

Total Investments (100.0%) (Cost $409,115,793)		395,917,012
Other Assets Less Liabilities (0.0%)		(184,921)

Net Assets (100%)		$395,732,091

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio(aa)	$75,828,563	$12,419,874	$20,886,001	$66,263,257	$3,236	$(193,170)
AXA Tactical Manager 2000 Portfolio(bb)	21,400,565	13,676,999	611,846	27,436,792	—	673,952
AXA Tactical Manager 400 Portfolio(cc)	6,795,640	2,511,204	142,868	7,588,113	—	188,722
AXA Tactical Manager 500 Portfolio(dd)	71,489,651	46,109,385	9,732,560	95,711,320	—	1,587,233
AXA Tactical Manager International Portfolio(ee)	17,614,298	11,605,373	530,379	24,013,009	10,955	193,331
EQ/Core Bond Index Portfolio(ff)	74,134,845	47,923,692	7,168,906	118,981,440	7,510	867
EQ/Intermediate Government Bond Index Portfolio(gg)	23,261,011	33,732,503	3,056,077	55,923,081	22,924	5,480

	$290,524,573	$167,979,030	$42,128,637	$395,917,012	$44,625	$2,456,415

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Core Bond Portfolio for Class K in the amount of $77,957,562, representing 8,091,230 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 2000 Portfolio for Class K in the amount of $29,299,339, representing 2,157,066 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 400 Portfolio for Class K in the amount of $8,101,363, representing 573,701 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 500 Portfolio for Class K in the amount of $94,872,810, representing 7,317,604 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager International Portfolio for Class K in the amount of $24,057,540, representing 2,094,605 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $109,041,505, representing 10,780,265 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $49,805,486, representing 4,822,366 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$395,917,012	$—	$395,917,012

Total Assets	$—	$395,917,012	$—	$395,917,012

Total Liabilities	$—	$—	$—	$—

Total	$—	$395,917,012	$—	$395,917,012

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$167,979,030
Net Proceeds of Sales and Redemptions:
Investment Companies	$44,585,051

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,135,324
Aggregate gross unrealized depreciation	(17,334,105)

Net unrealized depreciation	$(13,198,781)

Federal income tax cost of investments	$409,115,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	143	$1,735
AXA Tactical Manager 400 Portfolio‡	39	493
AXA Tactical Manager 500 Portfolio‡	488	5,925
AXA Tactical Manager International Portfolio‡	165	1,734
EQ/Intermediate Government Bond Index Portfolio‡	8,691	90,108

Total Investments (100.0%) (Cost $100,000)		99,995
Other Assets Less Liabilities (0.0%)		(5)
Net Assets (100%)		$99,990

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the period ended September 30, 2011, were as follows:

Securities	Market Value September 28, 2011*	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$—	$1,750	$—	$1,735	$—	$—
AXA Tactical Manager 400 Portfolio	—	500	—	493	—	—
AXA Tactical Manager 500 Portfolio	—	6,000	—	5,925	—	—
AXA Tactical Manager International Portfolio	—	1,750	—	1,734	—	—
EQ/Intermediate Government Bond Index Portfolio	—	90,000	—	90,108	—	—

	$—	$100,000	$—	$99,995	$—	$—

*	The Portfolio commenced operations on September 28, 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$99,995	$—	$99,995

Total Assets	$—	$99,995	$—	$99,995

Total Liabilities	$—	$—	$—	$—

Total	$—	$99,995	$—	$99,995

Investment security transactions for the period ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$100,000
Net Proceeds of Sales and Redemptions:
Investment Companies	$0

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108
Aggregate gross unrealized depreciation	(113)

Net unrealized depreciation	$(5)

Federal income tax cost of investments	$100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	5,653,928	$54,308,071
AXA Tactical Manager 2000 Portfolio‡	751,047	9,130,437
AXA Tactical Manager 400 Portfolio‡	227,653	2,911,653
AXA Tactical Manager 500 Portfolio‡	2,672,090	32,440,637
AXA Tactical Manager International Portfolio‡	777,809	8,171,457
EQ/Core Bond Index Portfolio‡	10,810,322	109,440,670
EQ/Intermediate Government Bond Index Portfolio‡	5,556,426	57,610,396

Total Investments (99.9%) (Cost $277,600,885)		274,013,321
Other Assets Less Liabilities (0.1%)		224,144

Net Assets (100%)		$274,237,465

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio(aa)	$57,995,172	$8,581,807	$11,355,659	$54,308,071	$2,562	$(81,346)
AXA Tactical Manager 2000 Portfolio(bb)	6,013,508	6,253,377	942,714	9,130,437	—	247,226
AXA Tactical Manager 400 Portfolio(cc)	2,346,831	1,261,513	99,173	2,911,653	—	72,091
AXA Tactical Manager 500 Portfolio(dd)	20,655,445	19,540,529	3,806,966	32,440,637	—	453,002
AXA Tactical Manager International Portfolio(ee)	5,153,712	5,233,926	722,249	8,171,457	3,639	64,726
EQ/Core Bond Index Portfolio(ff)	58,380,228	54,410,394	6,682,891	109,440,670	6,907	(140)
EQ/Intermediate Government Bond Index Portfolio(gg)	18,694,117	40,757,181	3,611,243	57,610,396	23,797	378

	$169,239,013	$136,038,727	$27,220,895	$274,013,321	$36,905	$755,937

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Core Bond Portfolio for Class K in the amount of $61,718,582, representing 6,405,783 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 2000 Portfolio for Class K in the amount of $9,515,853, representing 700,573 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 400 Portfolio for Class K in the amount of $3,102,348, representing 219,694 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 500 Portfolio for Class K in the amount of $32,032,328, representing 2,470,675 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager International Portfolio for Class K in the amount of $8,038,724, representing 699,903 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $100,876,758, representing 9,973,066 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $52,151,576, representing 5,049,523 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$274,013,321	$—	$274,013,321

Total Assets	$—	$274,013,321	$—	$274,013,321

Total Liabilities	$—	$—	$—	$—

Total	$—	$274,013,321	$—	$274,013,321

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$136,038,727
Net Proceeds of Sales and Redemptions:
Investment Companies	$27,976,832

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,513,208
Aggregate gross unrealized depreciation	(7,100,772)

Net unrealized depreciation	$(3,587,564)

Federal income tax cost of investments	$277,600,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	10,653,284	$102,328,746
AXA Tactical Manager 2000 Portfolio‡	5,678,539	69,033,723
AXA Tactical Manager 400 Portfolio‡	1,279,819	16,368,736
AXA Tactical Manager 500 Portfolio‡	19,442,473	236,042,263
AXA Tactical Manager International Portfolio‡	5,654,635	59,406,105
EQ/Core Bond Index Portfolio‡	19,250,506	194,886,731
EQ/Intermediate Government Bond Index Portfolio‡	9,270,610	96,119,970

Total Investments (99.8%) (Cost $810,083,926)		774,186,274
Other Assets Less Liabilities (0.2%)		1,440,503

Net Assets (100%)		$775,626,777

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio(aa)	$116,155,802	$27,185,221	$39,290,939	$102,328,746	$5,132	$(340,939)
AXA Tactical Manager 2000 Portfolio(bb)	51,210,597	35,564,103	14,250	69,033,723	—	1,695,679
AXA Tactical Manager 400 Portfolio(cc)	13,607,274	6,197,967	3,000	16,368,736	—	404,615
AXA Tactical Manager 500 Portfolio(dd)	165,009,082	117,453,732	15,781,060	236,042,263	—	3,719,797
AXA Tactical Manager International Portfolio(ee)	41,113,105	30,050,554	12,380	59,406,105	26,954	476,016
EQ/Core Bond Index Portfolio(ff)	113,246,777	84,891,798	9,886,810	194,886,731	12,245	2,574
EQ/Intermediate Government Bond Index Portfolio(gg)	35,546,061	59,039,207	1,823,191	96,119,970	39,189	12,067

	$535,888,698	$360,382,582	$66,811,630	$774,186,274	$83,520	$5,969,809

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Core Bond Portfolio for Class K in the amount of $123,626,966, representing 12,831,266 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 2000 Portfolio for Class K in the amount of $73,533,778, representing 5,413,678 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 400 Portfolio for Class K in the amount of $17,324,888, representing 1,226,868 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 500 Portfolio for Class K in the amount of $233,180,614, representing 17,985,377 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager International Portfolio for Class K in the amount of $59,047,419, representing 5,141,051 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $177,325,256, representing 17,531,060 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $84,702,038, representing 8,201,189 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$774,186,274	$—	$774,186,274

Total Assets	$—	$774,186,274	$—	$774,186,274

Total Liabilities	$—	$—	$—	$—

Total	$—	$774,186,274	$—	$774,186,274

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$360,382,581
Net Proceeds of Sales and Redemptions:
Investment Companies	$72,781,439

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,912,369
Aggregate gross unrealized depreciation	(42,810,021)

Net unrealized depreciation	$(35,897,652)

Federal income tax cost of investments	$810,083,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	20,529,789	$197,196,242
AXA Tactical Manager 2000 Portfolio‡	17,365,349	211,109,711
AXA Tactical Manager 400 Portfolio‡	3,499,640	44,759,984
AXA Tactical Manager 500 Portfolio‡	59,752,540	725,428,539
AXA Tactical Manager International Portfolio‡	17,256,182	181,288,909
EQ/Core Bond Index Portfolio‡	39,410,710	398,982,992
EQ/Intermediate Government Bond Index Portfolio‡	19,725,621	204,520,090

Total Investments (100.1%) (Cost $2,083,799,348)		1,963,286,467
Other Assets Less Liabilities (-0.1%)		(1,107,805)

Net Assets (100%)		$1,962,178,662

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio(aa)	$225,343,882	$57,157,199	$81,983,957	$197,196,242	$10,089	$(733,957)
AXA Tactical Manager 2000 Portfolio(bb)	148,227,952	117,323,287	8,039	211,109,711	—	5,186,533
AXA Tactical Manager 400 Portfolio(cc)	34,344,714	19,953,098	1,573	44,759,984	—	1,104,603
AXA Tactical Manager 500 Portfolio(dd)	477,297,447	381,002,186	36,647,710	725,428,539	—	11,277,309
AXA Tactical Manager International Portfolio(ee)	120,741,698	96,971,200	6,815	181,288,909	82,763	1,461,624
EQ/Core Bond Index Portfolio(ff)	216,225,836	195,814,268	26,510,307	398,982,992	25,121	4,365
EQ/Intermediate Government Bond Index Portfolio(gg)	67,784,033	137,093,644	7,483,818	204,520,090	84,112	29,107

	$1,289,965,562	$1,005,314,882	$152,642,219	$1,963,286,467	$202,085	$18,329,584

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Core Bond Portfolio for Class K in the amount of $243,018,200, representing 25,222,905 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 2000 Portfolio for Class K in the amount of $225,355,423, representing 16,591,038 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 400 Portfolio for Class K in the amount of $47,385,928, representing 3,355,650 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 500 Portfolio for Class K in the amount of $724,825,368, representing 55,906,267 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager International Portfolio for Class K in the amount of $181,657,354, representing 15,816,266 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $364,546,655, representing 36,040,491 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $182,412,336, representing 17,661,889 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,963,286,467	$—	$1,963,286,467

Total Assets	$—	$1,963,286,467	$—	$1,963,286,467

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,963,286,467	$—	$1,963,286,467

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$1,005,314,882
Net Proceeds of Sales and Redemptions:
Investment Companies	$170,971,803

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,770,036
Aggregate gross unrealized depreciation	(135,282,917)

Net unrealized depreciation	$(120,512,881)

Federal income tax cost of investments	$2,083,799,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
AXA GROWTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	5,702,646	$54,776,031
AXA Tactical Manager 2000 Portfolio‡	6,989,035	84,965,367
AXA Tactical Manager 400 Portfolio‡	1,402,373	17,936,185
AXA Tactical Manager 500 Portfolio‡	23,908,702	290,264,729
AXA Tactical Manager International Portfolio‡	6,863,738	72,108,626
EQ/Core Bond Index Portfolio‡	10,529,001	106,592,657
EQ/Intermediate Government Bond Index Portfolio‡	4,274,615	44,320,255

Total Investments (100.0%) (Cost $705,670,057)		670,963,850
Other Assets Less Liabilities (0.0%)		(330,414)

Net Assets (100%)		$670,633,436

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio(aa)	$78,322,915	$15,275,859	$38,219,414	$54,776,031	$2,841	$(619,414)
AXA Tactical Manager 2000 Portfolio(bb)	78,658,169	30,452,857	2,216,044	84,965,367	—	2,164,243
AXA Tactical Manager 400 Portfolio(cc)	17,206,702	4,597,148	139,080	17,936,185	—	453,809
AXA Tactical Manager 500 Portfolio(dd)	250,200,372	93,641,854	15,977,883	290,264,729	—	4,190,297
AXA Tactical Manager International Portfolio(ee)	63,247,628	24,147,328	639,682	72,108,626	34,198	603,858
EQ/Core Bond Index Portfolio(ff)	70,370,344	33,281,556	875,939	106,592,657	6,992	22
EQ/Intermediate Government Bond Index Portfolio(gg)	21,981,252	21,461,476	764,585	44,320,255	18,116	144

	$579,987,382	$222,858,078	$58,832,627	$670,963,850	$62,147	$6,792,959

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Core Bond Portfolio for Class K in the amount of $68,434,377, representing 7,102,817 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 2000 Portfolio for Class K in the amount of $92,964,422, representing 6,844,194 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 400 Portfolio for Class K in the amount of $19,436,385, representing 1,376,394 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager 500 Portfolio for Class K in the amount of $298,258,222, representing 23,004,857 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in AXA Tactical Manager International Portfolio for Class K in the amount of $74,930,217, representing 6,523,910 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $101,266,237, representing 10,011,572 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $39,195,926, representing 3,795,106 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$670,963,850	$—	$670,963,850

Total Assets	$—	$670,963,850	$—	$670,963,850

Total Liabilities	$—	$—	$—	$—

Total	$—	$670,963,850	$—	$670,963,850

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$222,858,078
Net Proceeds of Sales and Redemptions:
Investment Companies	$65,625,586

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,763,367
Aggregate gross unrealized depreciation	(39,469,574)

Net unrealized depreciation	$(34,706,207)

Federal income tax cost of investments	$705,670,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	50,107,681	$410,735,041
EQ/Mutual Large Cap Equity Portfolio‡	52,224,999	408,005,555
EQ/Templeton Global Equity Portfolio‡	53,790,330	403,536,205

Total Investments (99.9%) (Cost $1,417,896,242)		1,222,276,801
Other Assets Less Liabilities (0.1%)		797,801

Net Assets (100%)		$1,223,074,602

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio(aa)	$482,761,766	$3,936,092	$58,457,508	$410,735,041	$—	$(284,070)
EQ/Mutual Large Cap Equity Portfolio(bb)	475,820,529	14,536,583	31,153,002	408,005,555	850,491	(479,563)
EQ/Templeton Global Equity Portfolio(cc)	474,160,392	22,346,248	33,255,196	403,536,205	660,037	(580,837)

	$1,432,742,687	$40,818,923	$122,865,706	$1,222,276,801	$1,510,528	$(1,344,470)

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Franklin Core Balanced Portfolio for Class K in the amount of $428,916,602, representing 50,447,357 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Mutual Large Cap Equity Portfolio for Class K in the amount of $438,662,819, representing 52,576,328 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Templeton Global Equity Portfolio for Class K in the amount of $438,055,997, representing 54,156,309 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,222,276,801	$—	$1,222,276,801

Total Assets	$—	$1,222,276,801	$—	$1,222,276,801

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,222,276,801	$—	$1,222,276,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$40,818,923
Net Proceeds of Sales and Redemptions:
Investment Companies	$121,521,236

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$415,265
Aggregate gross unrealized depreciation	(194,939,699)

Net unrealized depreciation	$(194,524,434)

Federal income tax cost of investments	$1,416,801,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	183,118	$3,673,347
iShares MSCI Austria Investable Market Index Fund	7,741	116,192
iShares MSCI Belgium Investable Market Index Fund	29,239	321,629
iShares MSCI EAFE Growth Index Fund	217,209	10,827,869
iShares MSCI EAFE Index Fund	2,121,841	101,317,908
iShares MSCI EAFE Value Index Fund	256,910	10,659,196
iShares MSCI France Index Fund	300,106	5,717,019
iShares MSCI Germany Index Fund	241,823	4,422,943
iShares MSCI Hong Kong Index Fund	94,164	1,350,312
iShares MSCI Israel Capped Investable Market Index Fund	21,700	871,038
iShares MSCI Italy Index Fund	75,680	899,078
iShares MSCI Japan Index Fund	2,625,732	24,839,425
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,094,262
iShares MSCI Pacific ex-Japan Index Fund	278,156	10,227,796
iShares MSCI Singapore Index Fund	95,814	1,053,954
iShares MSCI Spain Index Fund	52,132	1,685,427
iShares MSCI Sweden Index Fund	69,584	1,599,736
iShares MSCI Switzerland Index Fund	211,733	4,586,137
iShares MSCI United Kingdom Index Fund	822,900	12,154,233
iShares S&P Europe 350 Index Fund	1,130,834	36,039,680
SPDR DJ EURO Stoxx 50 Fund	10,560	298,637
Vanguard MSCI EAFE ETF	985,700	29,738,569

Total Investments (99.8%) (Cost $234,974,749)		263,494,387
Other Assets Less Liabilities (0.2%)		547,159

Net Assets (100%)		$264,041,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$263,494,387	$—	$—	$263,494,387

Total Assets	$263,494,387	$—	$—	$263,494,387

Total Liabilities	$—	$—	$—	$—

Total	$263,494,387	$—	$—	$263,494,387

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$26,824,557
Net Proceeds of Sales and Redemptions:
Investment Companies	$32,410,572

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,400,097
Aggregate gross unrealized depreciation	(7,880,459)

Net unrealized appreciation	$28,519,638

Federal income tax cost of investments	$234,974,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	23,443	$236,540
Johnson Controls, Inc.	65,213	1,719,667

		1,956,207

Automobiles (0.3%)
Ford Motor Co.*	364,548	3,525,179
Harley-Davidson, Inc.	22,681	778,639

		4,303,818

Distributors (0.1%)
Genuine Parts Co.	15,040	764,032

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	11,762	465,893
DeVry, Inc.	5,908	218,359
H&R Block, Inc.	29,335	390,449

		1,074,701

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	44,356	1,343,987
Chipotle Mexican Grill, Inc.*	3,007	910,971
Darden Restaurants, Inc.	12,912	551,988
International Game Technology	28,637	416,096
Marriott International, Inc., Class A	27,085	737,795
McDonald’s Corp.	98,984	8,692,775
Starbucks Corp.	71,579	2,669,181
Starwood Hotels & Resorts Worldwide, Inc.	18,436	715,685
Wyndham Worldwide Corp.	15,743	448,833
Wynn Resorts Ltd.	7,672	882,894
Yum! Brands, Inc.	44,555	2,200,571

		19,570,776

Household Durables (0.1%)
D.R. Horton, Inc.	26,680	241,187
Harman International Industries, Inc.	6,709	191,743
Leggett & Platt, Inc.	13,583	268,807
Lennar Corp., Class A	15,427	208,882
Newell Rubbermaid, Inc.	27,956	331,838
Pulte Group, Inc.*	32,322	127,672
Whirlpool Corp.	7,330	365,840

		1,735,969

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	34,839	7,533,237
Expedia, Inc.	18,681	481,036
Netflix, Inc.*	5,040	570,326
priceline.com, Inc.*	4,775	2,146,171

		10,730,770

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,602	378,341
Mattel, Inc.	32,896	851,678

		1,230,019

Media (2.1%)
Cablevision Systems Corp. - New York Group, Class A	21,587	339,563
CBS Corp., Class B	64,267	1,309,761
Comcast Corp., Class A	263,744	5,512,250
DIRECTV, Class A*	70,830	2,992,567
Discovery Communications, Inc., Class A*	26,259	987,864
Gannett Co., Inc.	23,101	220,153
Interpublic Group of Cos., Inc.	45,908	330,538
McGraw-Hill Cos., Inc.	28,906	1,185,146
News Corp., Class A	219,256	3,391,890
Omnicom Group, Inc.	26,812	987,754
Scripps Networks Interactive, Inc., Class A	9,466	351,851
Time Warner Cable, Inc.	31,197	1,955,116
Time Warner, Inc.	100,234	3,004,013
Viacom, Inc., Class B	55,126	2,135,581
Walt Disney Co.	178,061	5,370,320
Washington Post Co., Class B	479	156,619

		30,230,986

Multiline Retail (0.5%)
Big Lots, Inc.*	6,289	219,046
Family Dollar Stores, Inc.	11,536	586,721
J.C. Penney Co., Inc.	13,712	367,207
Kohl’s Corp.	26,967	1,324,080
Macy’s, Inc.	40,976	1,078,488
Nordstrom, Inc.	15,706	717,450
Sears Holdings Corp.*	3,693	212,422
Target Corp.	64,780	3,176,811

		7,682,225

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	8,341	513,472
AutoNation, Inc.*	4,755	155,869
AutoZone, Inc.*	2,791	890,859
Bed Bath & Beyond, Inc.*	23,475	1,345,352
Best Buy Co., Inc.	29,057	677,028
CarMax, Inc.*	21,708	517,736
GameStop Corp., Class A*	13,343	308,223
Gap, Inc.	33,285	540,548
Home Depot, Inc.	150,075	4,932,965
Limited Brands, Inc.	23,755	914,805
Lowe’s Cos., Inc.	120,932	2,338,825
O’Reilly Automotive, Inc.*	13,042	868,989
Ross Stores, Inc.	11,090	872,672
Staples, Inc.	68,038	904,905
Tiffany & Co.	12,211	742,673
TJX Cos., Inc.	36,550	2,027,429
Urban Outfitters, Inc.*	11,370	253,779

		18,806,129

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	27,728	1,437,142
NIKE, Inc., Class B	36,443	3,116,241
Ralph Lauren Corp.	6,210	805,437
VF Corp.	8,315	1,010,439

		6,369,259

Total Consumer Discretionary		104,454,891

Consumer Staples (7.9%)
Beverages (1.9%)
Brown-Forman Corp., Class B	9,677	678,745
Coca-Cola Co.	220,283	14,882,319
Coca-Cola Enterprises, Inc.	30,601	761,353
Constellation Brands, Inc., Class A*	17,694	318,492
Dr. Pepper Snapple Group, Inc.	20,815	807,206
Fortune Brands, Inc.	14,819	801,411
Molson Coors Brewing Co., Class B	15,632	619,184
PepsiCo, Inc.	151,832	9,398,401

		28,267,111

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	42,003	3,449,286
CVS Caremark Corp.	129,021	4,332,525
Kroger Co.	58,053	1,274,844
Safeway, Inc.	33,578	558,402
SUPERVALU, Inc.	20,359	135,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	56,862	$1,472,726
Walgreen Co.	86,864	2,856,957
Wal-Mart Stores, Inc.	168,638	8,752,312
Whole Foods Market, Inc.	15,129	988,075

		23,820,718

Food Products (1.3%)
Archer-Daniels-Midland Co.	64,835	1,608,556
Campbell Soup Co.	17,246	558,253
ConAgra Foods, Inc.	39,775	963,350
Dean Foods Co.*	17,619	156,281
General Mills, Inc.	62,033	2,386,410
H.J. Heinz Co.	30,800	1,554,784
Hershey Co.	14,837	878,944
Hormel Foods Corp.	13,330	360,177
J.M. Smucker Co.	10,922	796,105
Kellogg Co.	23,964	1,274,645
Kraft Foods, Inc., Class A	169,437	5,689,694
McCormick & Co., Inc. (Non-Voting)	12,690	585,770
Mead Johnson Nutrition Co.	19,566	1,346,728
Sara Lee Corp.	56,492	923,644
Tyson Foods, Inc., Class A	28,442	493,753

		19,577,094

Household Products (1.7%)
Clorox Co.	12,613	836,620
Colgate-Palmolive Co.	46,673	4,138,961
Kimberly-Clark Corp.	37,589	2,669,195
Procter & Gamble Co.	263,615	16,655,196

		24,299,972

Personal Products (0.1%)
Avon Products, Inc.	41,321	809,892
Estee Lauder Cos., Inc., Class A	10,849	952,976

		1,762,868

Tobacco (1.3%)
Altria Group, Inc.	198,710	5,327,415
Lorillard, Inc.	13,281	1,470,207
Philip Morris International, Inc.	168,515	10,511,966
Reynolds American, Inc.	32,436	1,215,701

		18,525,289

Total Consumer Staples		116,253,052

Energy (7.8%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	41,848	1,931,704
Cameron International Corp.*	23,512	976,688
Diamond Offshore Drilling, Inc.	6,669	365,061
FMC Technologies, Inc.*	23,042	866,379
Halliburton Co.	88,228	2,692,719
Helmerich & Payne, Inc.	10,274	417,124
Nabors Industries Ltd.*	27,581	338,143
National Oilwell Varco, Inc.	40,647	2,081,939
Noble Corp.*	24,214	710,681
Rowan Cos., Inc.*	12,225	369,073
Schlumberger Ltd.	129,455	7,732,347

		18,481,858

Oil, Gas & Consumable Fuels (6.6%)
Alpha Natural Resources, Inc.*	21,723	384,280
Anadarko Petroleum Corp.	47,759	3,011,205
Apache Corp.	36,833	2,955,480
Cabot Oil & Gas Corp.	10,024	620,586
Chesapeake Energy Corp.	63,400	1,619,870
Chevron Corp.	192,162	17,778,828
ConocoPhillips	131,725	8,340,827
Consol Energy, Inc.	21,753	738,079
Denbury Resources, Inc.*	38,601	443,912
Devon Energy Corp.	39,958	2,215,272
El Paso Corp.	73,896	1,291,702
EOG Resources, Inc.	25,772	1,830,070
EQT Corp.	14,339	765,129
Exxon Mobil Corp.	466,461	33,879,063
Hess Corp.	29,021	1,522,442
Marathon Oil Corp.	68,501	1,478,252
Marathon Petroleum Corp.	34,202	925,506
Murphy Oil Corp.	18,565	819,830
Newfield Exploration Co.*	12,693	503,785
Noble Energy, Inc.	16,934	1,198,927
Occidental Petroleum Corp.	77,976	5,575,284
Peabody Energy Corp.	25,982	880,270
Pioneer Natural Resources Co.	11,204	736,887
QEP Resources, Inc.	16,972	459,432
Range Resources Corp.	15,452	903,324
Southwestern Energy Co.*	33,386	1,112,755
Spectra Energy Corp.	62,387	1,530,353
Sunoco, Inc.	11,622	360,398
Tesoro Corp.*	13,804	268,764
Valero Energy Corp.	54,889	975,926
Williams Cos., Inc.	56,497	1,375,137

		96,501,575

Total Energy		114,983,433

Financials (9.1%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	22,649	891,465
Bank of New York Mellon Corp.	118,262	2,198,490
BlackRock, Inc.	9,622	1,424,152
Charles Schwab Corp.	103,405	1,165,374
E*TRADE Financial Corp.*	24,353	221,856
Federated Investors, Inc., Class B	8,905	156,105
Franklin Resources, Inc.	13,964	1,335,517
Goldman Sachs Group, Inc.	48,525	4,588,039
Invesco Ltd.	43,256	670,900
Janus Capital Group, Inc.	17,896	107,376
Legg Mason, Inc.	12,577	323,355
Morgan Stanley	142,419	1,922,656
Northern Trust Corp.	23,120	808,738
State Street Corp.	48,356	1,555,129
T. Rowe Price Group, Inc.	24,596	1,174,951

		18,544,103

Commercial Banks (1.7%)
BB&T Corp.	66,873	1,426,401
Comerica, Inc.	19,280	442,862
Fifth Third Bancorp	88,245	891,274
First Horizon National Corp.	25,299	150,782
Huntington Bancshares, Inc./Ohio	82,825	397,560
KeyCorp	91,415	542,091
M&T Bank Corp.	12,050	842,295
PNC Financial Services Group, Inc.	50,486	2,432,920
Regions Financial Corp.	120,766	402,151
SunTrust Banks, Inc.	51,507	924,551
U.S. Bancorp	184,290	4,338,187
Wells Fargo & Co.	506,537	12,217,672
Zions Bancorp	17,682	248,786

		25,257,532

Consumer Finance (0.5%)
American Express Co.	99,639	4,473,791
Capital One Financial Corp.	44,071	1,746,534
Discover Financial Services	52,350	1,200,909
SLM Corp.	49,341	614,295

		8,035,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (2.0%)
Bank of America Corp.	972,263	$5,950,250
Citigroup, Inc.	279,942	7,172,114
CME Group, Inc.	6,415	1,580,656
IntercontinentalExchange, Inc.*	7,048	833,496
JPMorgan Chase & Co.	374,067	11,266,898
Leucadia National Corp.	19,006	431,056
Moody’s Corp.	19,308	587,929
NASDAQ OMX Group, Inc.*	12,232	283,048
NYSE Euronext	25,117	583,719

		28,689,166

Insurance (2.4%)
ACE Ltd.	32,424	1,964,894
Aflac, Inc.	44,818	1,566,389
Allstate Corp.	49,562	1,174,124
American International Group, Inc.*	41,907	919,859
Aon Corp.	31,342	1,315,737
Assurant, Inc.	9,063	324,455
Berkshire Hathaway, Inc., Class B*	168,718	11,985,727
Chubb Corp.	27,431	1,645,586
Cincinnati Financial Corp.	15,652	412,117
Genworth Financial, Inc., Class A*	47,078	270,228
Hartford Financial Services Group, Inc.	42,735	689,743
Lincoln National Corp.	29,582	462,367
Loews Corp.	29,852	1,031,387
Marsh & McLennan Cos., Inc.	51,966	1,379,178
MetLife, Inc.	101,454	2,841,727
Principal Financial Group, Inc.	30,074	681,778
Progressive Corp.	61,276	1,088,262
Prudential Financial, Inc.	46,626	2,184,894
Torchmark Corp.	10,082	351,458
Travelers Cos., Inc.	40,173	1,957,630
Unum Group	29,113	610,208
XL Group plc	31,498	592,162

		35,449,910

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT), Class A	11,590	256,371
AvalonBay Communities, Inc. (REIT)	9,022	1,028,959
Boston Properties, Inc. (REIT)	14,094	1,255,775
Equity Residential (REIT)	28,444	1,475,390
HCP, Inc. (REIT)	39,064	1,369,584
Health Care REIT, Inc. (REIT)	17,024	796,723
Host Hotels & Resorts, Inc. (REIT)	67,746	741,141
Kimco Realty Corp. (REIT)	39,045	586,846
Plum Creek Timber Co., Inc. (REIT)	15,541	539,428
ProLogis, Inc. (REIT)	44,036	1,067,873
Public Storage (REIT)	13,590	1,513,247
Simon Property Group, Inc. (REIT)	28,167	3,097,807
Ventas, Inc. (REIT)	27,622	1,364,527
Vornado Realty Trust (REIT)	17,694	1,320,326
Weyerhaeuser Co. (REIT)	51,679	803,609

		17,217,606

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc.*	31,189	419,804

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	50,608	286,441
People’s United Financial, Inc.	36,121	411,780

		698,221

Total Financials		134,311,871

Health Care (8.2%)
Biotechnology (0.9%)
Amgen, Inc.	88,655	4,871,592
Biogen Idec, Inc.*	23,269	2,167,507
Celgene Corp.*	44,017	2,725,533
Cephalon, Inc.*	7,477	603,394
Gilead Sciences, Inc.*	74,012	2,871,666

		13,239,692

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	54,517	3,060,584
Becton, Dickinson and Co.	20,861	1,529,529
Boston Scientific Corp.*	146,849	867,878
C.R. Bard, Inc.	8,313	727,720
CareFusion Corp.*	21,453	513,799
Covidien plc	47,340	2,087,694
DENTSPLY International, Inc.	13,559	416,126
Edwards Lifesciences Corp.*	11,029	786,147
Intuitive Surgical, Inc.*	3,750	1,366,050
Medtronic, Inc.	101,309	3,367,511
St. Jude Medical, Inc.	31,612	1,144,038
Stryker Corp.	31,667	1,492,466
Varian Medical Systems, Inc.*	11,242	586,383
Zimmer Holdings, Inc.*	18,274	977,659

		18,923,584

Health Care Providers & Services (1.4%)
Aetna, Inc.	35,775	1,300,421
AmerisourceBergen Corp.	25,832	962,759
Cardinal Health, Inc.	33,060	1,384,553
CIGNA Corp.	25,922	1,087,169
Coventry Health Care, Inc.*	14,252	410,600
DaVita, Inc.*	8,961	561,586
Express Scripts, Inc.*	46,837	1,736,247
Humana, Inc.	16,005	1,164,044
Laboratory Corp. of America Holdings*	9,713	767,813
McKesson Corp.	23,630	1,717,901
Medco Health Solutions, Inc.*	36,988	1,734,367
Patterson Cos., Inc.	8,978	257,040
Quest Diagnostics, Inc.	15,186	749,581
Tenet Healthcare Corp.*	45,432	187,634
UnitedHealth Group, Inc.	103,244	4,761,613
WellPoint, Inc.	34,601	2,258,753

		21,042,081

Health Care Technology (0.1%)
Cerner Corp.*	13,948	955,717

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	33,311	1,040,969
Life Technologies Corp.*	17,313	665,339
PerkinElmer, Inc.	10,849	208,409
Thermo Fisher Scientific, Inc.*	36,636	1,855,247
Waters Corp.*	8,764	661,594

		4,431,558

Pharmaceuticals (4.2%)
Abbott Laboratories, Inc.	149,335	7,636,992
Allergan, Inc.	29,502	2,430,375
Bristol-Myers Squibb Co.	163,638	5,134,960
Eli Lilly and Co.	97,738	3,613,374
Forest Laboratories, Inc.*	26,340	811,009
Hospira, Inc.*	15,817	585,229
Johnson & Johnson	262,904	16,749,614
Merck & Co., Inc.	295,565	9,667,931
Mylan, Inc.*	40,895	695,215
Pfizer, Inc.	748,520	13,233,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	12,069	$823,709

		61,382,241

Total Health Care		119,974,873

Industrials (6.9%)
Aerospace & Defense (1.8%)
Boeing Co.	71,099	4,302,201
General Dynamics Corp.	34,707	1,974,481
Goodrich Corp.	11,993	1,447,315
Honeywell International, Inc.	75,064	3,296,060
ITT Corp.	17,777	746,634
L-3 Communications Holdings, Inc.	10,111	626,579
Lockheed Martin Corp.	26,403	1,917,914
Northrop Grumman Corp.	26,676	1,391,420
Precision Castparts Corp.	13,818	2,148,146
Raytheon Co.	33,925	1,386,515
Rockwell Collins, Inc.	14,742	777,788
Textron, Inc.	26,607	469,347
United Technologies Corp.	87,180	6,133,985

		26,618,385

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	15,821	1,083,264
Expeditors International of Washington, Inc.	20,347	825,071
FedEx Corp.	30,415	2,058,487
United Parcel Service, Inc., Class B	94,095	5,942,099

		9,908,921

Airlines (0.0%)
Southwest Airlines Co.	77,134	620,158

Building Products (0.0%)
Masco Corp.	34,336	244,472

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	10,165	254,938
Cintas Corp.	10,699	301,070
Iron Mountain, Inc.	19,489	616,242
Pitney Bowes, Inc.	19,393	364,589
R.R. Donnelley & Sons Co.	18,017	254,400
Republic Services, Inc.	30,705	861,582
Stericycle, Inc.*	8,262	666,909
Waste Management, Inc.	45,288	1,474,577

		4,794,307

Construction & Engineering (0.1%)
Fluor Corp.	16,675	776,221
Jacobs Engineering Group, Inc.*	12,237	395,133
Quanta Services, Inc.*	20,361	382,583

		1,553,937

Electrical Equipment (0.3%)
Emerson Electric Co.	71,445	2,951,393
Rockwell Automation, Inc.	13,739	769,384
Roper Industries, Inc.	9,217	635,144

		4,355,921

Industrial Conglomerates (1.7%)
3M Co.	68,071	4,886,817
Danaher Corp.	54,590	2,289,505
General Electric Co.	1,016,974	15,498,684
Tyco International Ltd.	44,550	1,815,412

		24,490,418

Machinery (1.2%)
Caterpillar, Inc.	61,982	4,576,751
Cummins, Inc.	18,679	1,525,327
Deere & Co.	39,711	2,564,139
Dover Corp.	17,847	831,670
Eaton Corp.	32,724	1,161,702
Flowserve Corp.	5,347	395,678
Illinois Tool Works, Inc.	47,145	1,961,232
Ingersoll-Rand plc	31,753	891,942
Joy Global, Inc.	10,083	628,978
PACCAR, Inc.	35,067	1,185,966
Pall Corp.	11,159	473,142
Parker Hannifin Corp.	14,876	939,122
Snap-on, Inc.	5,583	247,885
Stanley Black & Decker, Inc.	16,152	793,063

		18,176,597

Professional Services (0.1%)
Dun & Bradstreet Corp.	4,719	289,086
Equifax, Inc.	11,744	361,010
Robert Half International, Inc.	13,899	294,937

		945,033

Road & Rail (0.6%)
CSX Corp.	105,079	1,961,825
Norfolk Southern Corp.	33,365	2,035,932
Ryder System, Inc.	4,905	183,987
Union Pacific Corp.	46,826	3,824,279

		8,006,023

Trading Companies & Distributors (0.1%)
Fastenal Co.	28,313	942,257
W.W. Grainger, Inc.	5,834	872,416

		1,814,673

Total Industrials		101,528,845

Information Technology (13.1%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	527,676	8,173,701
F5 Networks, Inc.*	7,745	550,282
Harris Corp.	11,533	394,083
JDS Uniphase Corp.*	21,881	218,153
Juniper Networks, Inc.*	51,133	882,556
Motorola Mobility Holdings, Inc.*	25,094	948,051
Motorola Solutions, Inc.	28,969	1,213,801
QUALCOMM, Inc.	161,151	7,836,773
Tellabs, Inc.	35,006	150,176

		20,367,576

Computers & Peripherals (3.3%)
Apple, Inc.*	88,943	33,903,293
Dell, Inc.*	148,776	2,105,180
EMC Corp.*	198,107	4,158,266
Hewlett-Packard Co.	198,990	4,467,326
Lexmark International, Inc., Class A*	7,603	205,509
NetApp, Inc.*	35,345	1,199,609
SanDisk Corp.*	22,951	926,073
Western Digital Corp.*	22,372	575,408

		47,540,664

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	16,302	664,633
Corning, Inc.	150,730	1,863,023
FLIR Systems, Inc.	15,324	383,866
Jabil Circuit, Inc.	17,483	311,023
Molex, Inc.	13,123	267,315

		3,489,860

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	17,689	351,657
eBay, Inc.*	110,040	3,245,080
Google, Inc., Class A*	24,162	12,428,449
Monster Worldwide, Inc.*	12,393	88,982
VeriSign, Inc.	15,964	456,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	121,132	$1,594,097

		18,164,995

IT Services (2.7%)
Accenture plc, Class A	61,825	3,256,941
Automatic Data Processing, Inc.	46,979	2,215,060
Cognizant Technology Solutions Corp., Class A*	29,132	1,826,576
Computer Sciences Corp.	14,875	399,394
Fidelity National Information Services, Inc.	23,779	578,305
Fiserv, Inc.*	13,580	689,457
International Business Machines Corp.	114,577	20,054,412
Mastercard, Inc., Class A	10,240	3,247,719
Paychex, Inc.	30,919	815,334
SAIC, Inc.*	26,499	312,953
Teradata Corp.*	16,146	864,295
Total System Services, Inc.	15,711	265,987
Visa, Inc., Class A	49,075	4,206,709
Western Union Co.	60,220	920,764

		39,653,906

Office Electronics (0.1%)
Xerox Corp.	134,646	938,483

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	55,713	283,022
Altera Corp.	31,084	980,079
Analog Devices, Inc.	28,727	897,719
Applied Materials, Inc.	126,401	1,308,250
Broadcom Corp., Class A*	46,194	1,537,798
First Solar, Inc.*	5,630	355,872
Intel Corp.	503,770	10,745,414
KLA-Tencor Corp.	16,022	613,322
Linear Technology Corp.	21,865	604,567
LSI Corp.*	54,961	284,698
MEMC Electronic Materials, Inc.*	22,107	115,841
Microchip Technology, Inc.	18,286	568,878
Micron Technology, Inc.*	96,320	485,453
Novellus Systems, Inc.*	6,680	182,097
NVIDIA Corp.*	57,920	724,000
Teradyne, Inc.*	17,862	196,661
Texas Instruments, Inc.	110,839	2,953,859
Xilinx, Inc.	25,439	698,046

		23,535,576

Software (2.6%)
Adobe Systems, Inc.*	47,381	1,145,199
Autodesk, Inc.*	21,953	609,854
BMC Software, Inc.*	16,839	649,312
CA, Inc.	36,315	704,874
Citrix Systems, Inc.*	18,064	985,030
Compuware Corp.*	20,972	160,645
Electronic Arts, Inc.*	32,071	655,852
Intuit, Inc.*	29,165	1,383,587
Microsoft Corp.	715,376	17,805,709
Oracle Corp.	379,060	10,894,184
Red Hat, Inc.*	18,518	782,571
Salesforce.com, Inc.*	13,000	1,485,640
Symantec Corp.*	71,929	1,172,443

		38,434,900

Total Information Technology		192,125,960

Materials (2.3%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	20,448	1,561,614
Airgas, Inc.	6,530	416,745
CF Industries Holdings, Inc.	6,884	849,417
Dow Chemical Co.	113,324	2,545,257
E.I. du Pont de Nemours & Co.	89,462	3,575,796
Eastman Chemical Co.	6,735	461,550
Ecolab, Inc.	22,254	1,087,998
FMC Corp.	6,875	475,475
International Flavors & Fragrances, Inc.	7,759	436,211
Monsanto Co.	51,301	3,080,112
Mosaic Co.	26,567	1,300,986
PPG Industries, Inc.	15,112	1,067,814
Praxair, Inc.	28,988	2,709,798
Sherwin-Williams Co.	8,463	628,970
Sigma-Aldrich Corp.	11,712	723,684

		20,921,427

Construction Materials (0.0%)
Vulcan Materials Co.	12,397	341,661

Containers & Packaging (0.1%)
Ball Corp.	15,691	486,735
Bemis Co., Inc.	9,921	290,784
Owens-Illinois, Inc.*	15,753	238,185
Sealed Air Corp.	15,370	256,679

		1,272,383

Metals & Mining (0.7%)
AK Steel Holding Corp.	10,579	69,187
Alcoa, Inc.	102,095	977,049
Allegheny Technologies, Inc.	10,202	377,372
Cliffs Natural Resources, Inc.	14,009	716,840
Freeport-McMoRan Copper & Gold, Inc.	90,938	2,769,062
Newmont Mining Corp.	47,410	2,982,089
Nucor Corp.	30,365	960,749
Titanium Metals Corp.	8,020	120,140
United States Steel Corp.	13,815	304,068

		9,276,556

Paper & Forest Products (0.1%)
International Paper Co.	41,935	974,989
MeadWestvaco Corp.	16,375	402,170

		1,377,159

Total Materials		33,189,186

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	568,528	16,214,419
CenturyLink, Inc.	59,140	1,958,717
Frontier Communications Corp.	95,479	583,377
Verizon Communications, Inc.	271,560	9,993,408
Windstream Corp.	48,925	570,465

		29,320,386

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	37,968	2,042,678
MetroPCS Communications, Inc.*	28,128	244,995
Sprint Nextel Corp.*	287,278	873,325

		3,160,998

Total Telecommunication Services		32,481,384

Utilities (2.7%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	46,268	1,759,109
Duke Energy Corp.	127,770	2,554,122
Edison International	31,258	1,195,619
Entergy Corp.	16,960	1,124,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	63,577	$2,709,016
FirstEnergy Corp.	40,123	1,801,924
NextEra Energy, Inc.	40,518	2,188,782
Northeast Utilities	16,971	571,074
Pepco Holdings, Inc.	21,720	410,943
Pinnacle West Capital Corp.	10,468	449,496
PPL Corp.	55,428	1,581,915
Progress Energy, Inc.	28,263	1,461,762
Southern Co.	82,281	3,486,246

		21,294,287

Gas Utilities (0.1%)
Nicor, Inc.	4,369	240,339
Oneok, Inc.	9,933	655,975

		896,314

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	63,052	615,388
Constellation Energy Group, Inc.	19,314	735,091
NRG Energy, Inc.*	23,145	490,905

		1,841,384

Multi-Utilities (1.0%)
Ameren Corp.	23,185	690,217
CenterPoint Energy, Inc.	40,856	801,595
CMS Energy Corp.	24,156	478,047
Consolidated Edison, Inc.	28,098	1,602,148
Dominion Resources, Inc.	54,609	2,772,499
DTE Energy Co.	16,245	796,330
Integrys Energy Group, Inc.	7,475	363,435
NiSource, Inc.	26,922	575,592
PG&E Corp.	38,591	1,632,785
Public Service Enterprise Group, Inc.	48,535	1,619,613
SCANA Corp.	11,016	445,597
Sempra Energy	22,982	1,183,573
TECO Energy, Inc.	20,696	354,523
Wisconsin Energy Corp.	22,425	701,678
Xcel Energy, Inc.	46,487	1,147,764

		15,165,396

Total Utilities		39,197,381

Total Investments (67.3%) (Cost $1,032,879,392)		988,500,876
Other Assets Less Liabilities (32.7%)		479,234,768

Net Assets (100%)		$1,467,735,644

*	Non-income producing.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$275,527,949	$536,408,929	$811,936,878	$—	$247,435	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,164	December-11	$69,708,135	$65,533,200	$(4,174,935)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$104,454,891	$—	$—	$104,454,891
Consumer Staples	116,253,052	—	—	116,253,052
Energy	114,983,433	—	—	114,983,433
Financials	134,311,871	—	—	134,311,871
Health Care	119,974,873	—	—	119,974,873
Industrials	101,528,845	—	—	101,528,845
Information Technology	192,125,960	—	—	192,125,960
Materials	33,189,186	—	—	33,189,186
Telecommunication Services	32,481,384	—	—	32,481,384
Utilities	39,197,381	—	—	39,197,381

Total Assets	$988,500,876	$—	$—	$988,500,876

Liabilities:
Futures	$(4,174,935)	$—	$—	$(4,174,935)

Total Liabilities	$(4,174,935)	$—	$—	$(4,174,935)

Total	$984,325,941	$—	$—	$984,325,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$383,298,242
Net Proceeds of Sales and Redemptions:
Stocks	$13,346,918

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,881,053
Aggregate gross unrealized depreciation	(96,373,282)

Net unrealized depreciation	$(44,492,229)

Federal income tax cost of investments	$1,032,993,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.7%)
BorgWarner, Inc.*	9,765	$591,075
Gentex Corp.	12,750	306,638

		897,713

Automobiles (0.1%)
Thor Industries, Inc.	4,000	88,600

Distributors (0.2%)
LKQ Corp.*	13,045	315,167

Diversified Consumer Services (0.6%)
Career Education Corp.*	5,368	70,052
ITT Educational Services, Inc.*	1,806	103,990
Matthews International Corp., Class A	2,604	80,099
Regis Corp.	5,143	72,465
Service Corp. International	21,113	193,395
Sotheby’s, Inc.	6,018	165,916
Strayer Education, Inc.	1,070	82,037

		767,954

Hotels, Restaurants & Leisure (0.9%)
Bally Technologies, Inc.*	3,967	107,030
Bob Evans Farms, Inc.	2,702	77,061
Brinker International, Inc.	7,365	154,076
Cheesecake Factory, Inc.*	5,019	123,718
International Speedway Corp., Class A	2,540	58,014
Life Time Fitness, Inc.*	3,771	138,961
Panera Bread Co., Class A*	2,711	281,781
Scientific Games Corp., Class A*	5,170	36,811
Wendy’s Co.	26,821	123,108
WMS Industries, Inc.*	4,965	87,334

		1,187,894

Household Durables (0.9%)
American Greetings Corp., Class A	3,641	67,359
KB Home	6,355	37,240
M.D.C. Holdings, Inc.	3,345	56,664
Mohawk Industries, Inc.*	5,094	218,584
NVR, Inc.*	484	292,326
Ryland Group, Inc.	3,913	41,674
Toll Brothers, Inc.*	13,103	189,076
Tupperware Brands Corp.	5,399	290,142

		1,193,065

Leisure Equipment & Products (0.3%)
Eastman Kodak Co.*	24,239	18,909
Polaris Industries, Inc.	6,159	307,765

		326,674

Media (0.6%)
AMC Networks, Inc., Class A*	5,101	162,977
DreamWorks Animation SKG, Inc., Class A*	6,324	114,970
John Wiley & Sons, Inc., Class A	4,241	188,385
Lamar Advertising Co., Class A*	5,238	89,203
Meredith Corp.	3,346	75,754
New York Times Co., Class A*	10,737	62,382
Scholastic Corp.	2,261	63,376
Valassis Communications, Inc.*	4,197	78,652

		835,699

Multiline Retail (0.8%)
99 Cents Only Stores*	4,210	77,548
Dollar Tree, Inc.*	10,869	816,371
Saks, Inc.*	14,254	124,722

		1,018,641

Specialty Retail (2.8%)
Aaron’s, Inc.	7,024	177,356
Advance Auto Parts, Inc.	6,569	381,659
Aeropostale, Inc.*	7,148	77,270
American Eagle Outfitters, Inc.	17,363	203,494
ANN, Inc.*	4,672	106,709
Ascena Retail Group, Inc.*	6,120	165,668
Barnes & Noble, Inc.	3,686	43,605
Chico’s FAS, Inc.	15,340	175,336
Collective Brands, Inc.*	5,396	69,932
Dick’s Sporting Goods, Inc.*	8,592	287,488
Foot Locker, Inc.	13,626	273,746
Guess?, Inc.	5,965	169,943
Office Depot, Inc.*	24,947	51,391
PetSmart, Inc.	10,044	428,377
RadioShack Corp.	8,889	103,290
Rent-A-Center, Inc.	5,491	150,728
Tractor Supply Co.	6,361	397,881
Williams-Sonoma, Inc.	9,311	286,686

		3,550,559

Textiles, Apparel & Luxury Goods (1.3%)
Deckers Outdoor Corp.*	3,431	319,975
Fossil, Inc.*	4,726	383,090
Hanesbrands, Inc.*	8,670	216,837
PVH Corp.	6,018	350,488
Under Armour, Inc., Class A*	3,267	216,961
Warnaco Group, Inc.*	3,830	176,525

		1,663,876

Total Consumer Discretionary		11,845,842

Consumer Staples (3.4%)
Beverages (0.5%)
Hansen Natural Corp.*	6,872	599,857

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	4,871	249,590
Ruddick Corp.	4,389	171,127

		420,717

Food Products (1.8%)
Corn Products International, Inc.	6,845	268,598
Flowers Foods, Inc.	10,111	196,760
Green Mountain Coffee Roasters, Inc.*	11,456	1,064,721
Lancaster Colony Corp.	1,785	108,903
Ralcorp Holdings, Inc.*	4,912	376,799
Smithfield Foods, Inc.*	14,700	286,650
Tootsie Roll Industries, Inc.	2,216	53,450

		2,355,881

Household Products (0.7%)
Church & Dwight Co., Inc.	12,790	565,318
Energizer Holdings, Inc.*	6,126	407,012

		972,330

Tobacco (0.1%)
Universal Corp.	2,069	74,194

Total Consumer Staples		4,422,979

Energy (4.3%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	5,032	172,900
CARBO Ceramics, Inc.	1,777	182,196
Dresser-Rand Group, Inc.*	7,109	288,128
Dril-Quip, Inc.*	3,069	165,450
Exterran Holdings, Inc.*	5,652	54,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Helix Energy Solutions Group, Inc.*	9,438	$123,638
Oceaneering International, Inc.	9,669	341,702
Oil States International, Inc.*	4,573	232,857
Patterson-UTI Energy, Inc.	13,886	240,783
Superior Energy Services, Inc.*	7,111	186,593
Tidewater, Inc.	4,623	194,397
Unit Corp.*	3,699	136,567

		2,320,148

Oil, Gas & Consumable Fuels (2.5%)
Arch Coal, Inc.	18,982	276,758
Bill Barrett Corp.*	4,227	153,186
Cimarex Energy Co.	7,623	424,601
Comstock Resources, Inc.*	4,220	65,241
Energen Corp.	6,421	262,555
Forest Oil Corp.*	10,213	147,067
HollyFrontier Corp.	18,727	491,022
Northern Oil and Gas, Inc.*	5,646	109,476
Overseas Shipholding Group, Inc.	2,334	32,069
Patriot Coal Corp.*	8,136	68,831
Plains Exploration & Production Co.*	12,561	285,260
Quicksilver Resources, Inc.*	10,721	81,265
SM Energy Co.	5,678	344,371
Southern Union Co.	11,113	450,854

		3,192,556

Total Energy		5,512,704

Financials (12.7%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	4,637	361,918
Apollo Investment Corp.	17,496	131,570
Eaton Vance Corp.	10,452	232,766
Greenhill & Co., Inc.	2,609	74,591
Jefferies Group, Inc.	13,178	163,539
Raymond James Financial, Inc.	9,153	237,612
SEI Investments Co.	13,365	205,554
Waddell & Reed Financial, Inc., Class A	7,668	191,776

		1,599,326

Commercial Banks (2.1%)
Associated Banc-Corp	15,447	143,657
BancorpSouth, Inc.	6,471	56,816
Bank of Hawaii Corp.	4,198	152,807
Cathay General Bancorp	7,006	79,728
City National Corp./California	4,170	157,459
Commerce Bancshares, Inc./Missouri	6,886	239,289
Cullen/Frost Bankers, Inc.	5,456	250,212
East West Bancorp, Inc.	13,266	197,796
FirstMerit Corp.	9,732	110,556
Fulton Financial Corp.	17,799	136,162
Hancock Holding Co.	4,238	113,494
International Bancshares Corp.	4,762	62,620
Prosperity Bancshares, Inc.	4,177	136,504
SVB Financial Group*	3,860	142,820
Synovus Financial Corp.	70,025	74,927
TCF Financial Corp.	14,239	130,429
Trustmark Corp.	5,735	104,090
Valley National Bancorp	15,144	160,375
Webster Financial Corp.	6,550	100,215
Westamerica Bancorp	2,541	97,371

		2,647,327

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	10,732	325,502

Insurance (2.8%)
American Financial Group, Inc./Ohio	6,998	217,428
Arthur J. Gallagher & Co.	10,041	264,078
Aspen Insurance Holdings Ltd.	6,311	145,406
Brown & Brown, Inc.	10,313	183,571
Everest Reinsurance Group Ltd.	4,842	384,358
Fidelity National Financial, Inc., Class A	19,910	302,234
First American Financial Corp.	9,385	120,128
Hanover Insurance Group, Inc.	4,050	143,775
HCC Insurance Holdings, Inc.	9,799	265,063
Kemper Corp.	4,488	107,533
Mercury General Corp.	3,235	124,062
Old Republic International Corp.	22,750	202,930
Protective Life Corp.	7,545	117,928
Reinsurance Group of America, Inc.	6,601	303,316
StanCorp Financial Group, Inc.	3,952	108,957
Transatlantic Holdings, Inc.	5,566	270,062
W. R. Berkley Corp.	10,112	300,225

		3,561,054

Real Estate Investment Trusts (REITs) (5.5%)
Alexandria Real Estate Equities, Inc. (REIT)	5,517	338,689
American Campus Communities, Inc. (REIT)	6,206	230,925
BRE Properties, Inc. (REIT)	6,667	282,281
Camden Property Trust (REIT)	6,347	350,735
Corporate Office Properties Trust/Maryland (REIT)	6,424	139,915
Cousins Properties, Inc. (REIT)	9,167	53,627
Duke Realty Corp. (REIT)	22,520	236,460
Equity One, Inc. (REIT)	5,311	84,232
Essex Property Trust, Inc. (REIT)	2,915	349,917
Federal Realty Investment Trust (REIT)	5,600	461,496
Highwoods Properties, Inc. (REIT)	6,396	180,751
Home Properties, Inc. (REIT)	4,179	237,200
Hospitality Properties Trust (REIT)	10,998	233,488
Liberty Property Trust (REIT)	10,304	299,949
Macerich Co. (REIT)	11,761	501,371
Mack-Cali Realty Corp. (REIT)	7,755	207,446
Omega Healthcare Investors, Inc. (REIT)	9,210	146,715
Potlatch Corp. (REIT)	3,580	112,842
Rayonier, Inc. (REIT)	10,852	399,245
Realty Income Corp. (REIT)	11,302	364,377
Regency Centers Corp. (REIT)	8,009	282,958
Senior Housing Properties Trust (REIT)	13,683	294,732
SL Green Realty Corp. (REIT)	7,620	443,103
Taubman Centers, Inc. (REIT)	5,165	259,851
UDR, Inc. (REIT)	19,517	432,106
Weingarten Realty Investors (REIT)	10,765	227,895

		7,152,306

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	3,877	200,868

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	7,440	57,214
First Niagara Financial Group, Inc.	26,269	240,361
New York Community Bancorp, Inc.	38,968	463,719
Washington Federal, Inc.	9,825	125,171

		886,465

Total Financials		16,372,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (7.7%)
Biotechnology (0.8%)
United Therapeutics Corp.*	4,634	$173,729
Vertex Pharmaceuticals, Inc.*	18,538	825,682

		999,411

Health Care Equipment & Supplies (2.2%)
Cooper Cos., Inc.	4,258	337,021
Gen-Probe, Inc.*	4,292	245,717
Hill-Rom Holdings, Inc.	5,626	168,892
Hologic, Inc.*	23,352	355,184
IDEXX Laboratories, Inc.*	5,064	349,264
Kinetic Concepts, Inc.*	5,556	366,085
Masimo Corp.	5,356	115,957
ResMed, Inc.*	13,499	388,636
STERIS Corp.	5,280	154,546
Teleflex, Inc.	3,632	195,293
Thoratec Corp.*	5,336	174,167

		2,850,762

Health Care Providers & Services (2.4%)
AMERIGROUP Corp.*	4,423	172,541
Catalyst Health Solutions, Inc.*	4,443	256,317
Community Health Systems, Inc.*	8,304	138,179
Health Management Associates, Inc., Class A*	22,650	156,738
Health Net, Inc.*	7,936	188,163
Henry Schein, Inc.*	8,233	510,528
Kindred Healthcare, Inc.*	4,649	40,074
LifePoint Hospitals, Inc.*	4,632	169,716
Lincare Holdings, Inc.	8,322	187,245
MEDNAX, Inc.*	4,351	272,547
Omnicare, Inc.	10,317	262,361
Owens & Minor, Inc.	5,680	161,766
Universal Health Services, Inc., Class B	8,710	296,140
VCA Antech, Inc.*	7,714	123,270
WellCare Health Plans, Inc.*	3,806	144,552

		3,080,137

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	16,745	301,745

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	1,750	158,848
Charles River Laboratories International, Inc.*	4,575	130,937
Covance, Inc.*	5,411	245,930
Mettler-Toledo International, Inc.*	2,840	397,486
Pharmaceutical Product Development, Inc.	10,146	260,346
Techne Corp.	3,303	224,637

		1,418,184

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc.*	10,386	290,704
Medicis Pharmaceutical Corp., Class A	5,656	206,331
Perrigo Co.	8,267	802,808

		1,299,843

Total Health Care		9,950,082

Industrials (9.5%)
Aerospace & Defense (0.7%)
Alliant Techsystems, Inc.	2,935	159,987
BE Aerospace, Inc.*	9,190	304,281
Esterline Technologies Corp.*	2,734	141,730
Huntington Ingalls Industries, Inc.*	4,348	105,787
Triumph Group, Inc.	3,408	166,106

		877,891

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	9,155	119,381

Airlines (0.2%)
Alaska Air Group, Inc.*	3,207	180,522
JetBlue Airways Corp.*	18,271	74,911

		255,433

Building Products (0.1%)
Lennox International, Inc.	4,747	122,378

Commercial Services & Supplies (1.2%)
Brink’s Co.	4,185	97,552
Clean Harbors, Inc.*	4,211	216,024
Copart, Inc.*	5,026	196,617
Corrections Corp. of America*	9,548	216,644
Deluxe Corp.	4,546	84,556
Herman Miller, Inc.	5,204	92,944
HNI Corp.	3,963	75,812
Mine Safety Appliances Co.	2,741	73,897
Rollins, Inc.	5,781	108,163
Waste Connections, Inc.	10,070	340,567

		1,502,776

Construction & Engineering (0.7%)
AECOM Technology Corp.*	10,641	188,026
Granite Construction, Inc.	3,123	58,619
KBR, Inc.	13,433	317,422
Shaw Group, Inc.*	6,436	139,919
URS Corp.*	7,105	210,734

		914,720

Electrical Equipment (1.1%)
Acuity Brands, Inc.	3,861	139,150
AMETEK, Inc.	14,385	474,273
General Cable Corp.*	4,633	108,181
Hubbell, Inc., Class B	5,340	264,544
Regal-Beloit Corp.	3,699	167,861
Thomas & Betts Corp.*	4,680	186,779
Woodward, Inc.	5,348	146,535

		1,487,323

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	5,476	174,575

Machinery (3.0%)
AGCO Corp.*	8,604	297,440
Crane Co.	4,356	155,466
Donaldson Co., Inc.	6,726	368,585
Gardner Denver, Inc.	4,662	296,270
Graco, Inc.	5,421	185,073
Harsco Corp.	7,190	139,414
IDEX Corp.	7,401	230,615
Kennametal, Inc.	7,239	237,005
Lincoln Electric Holdings, Inc.	7,501	217,604
Nordson Corp.	5,312	211,099
Oshkosh Corp.*	8,123	127,856
Pentair, Inc.	8,799	281,656
SPX Corp.	4,553	206,296
Terex Corp.*	9,764	100,179
Timken Co.	7,531	247,167
Trinity Industries, Inc.	7,141	152,889
Valmont Industries, Inc.	2,006	156,348
Wabtec Corp.	4,298	227,235

		3,838,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.3%)
Alexander & Baldwin, Inc.	3,714	$135,672
Kirby Corp.*	4,957	260,937

		396,609

Professional Services (0.6%)
Corporate Executive Board Co.	3,079	91,754
FTI Consulting, Inc.*	3,702	136,271
Korn/Ferry International*	4,224	51,491
Manpower, Inc.	7,299	245,392
Towers Watson & Co., Class A	4,694	280,607

		805,515

Road & Rail (0.9%)
Con-way, Inc.	4,963	109,831
J.B. Hunt Transport Services, Inc.	8,256	298,207
Kansas City Southern*	9,783	488,759
Landstar System, Inc.	4,251	168,169
Werner Enterprises, Inc.	3,956	82,403

		1,147,369

Trading Companies & Distributors (0.5%)
GATX Corp.	4,151	128,640
MSC Industrial Direct Co., Class A	4,166	235,212
United Rentals, Inc.*	5,553	93,513
Watsco, Inc.	2,524	128,976

		586,341

Total Industrials		12,228,508

Information Technology (10.4%)
Communications Equipment (0.7%)
ADTRAN, Inc.	5,740	151,880
Ciena Corp.*	8,664	97,037
Plantronics, Inc.	4,160	118,352
Polycom, Inc.*	15,756	289,438
Riverbed Technology, Inc.*	13,862	276,686

		933,393

Computers & Peripherals (0.4%)
Diebold, Inc.	5,720	157,357
NCR Corp.*	14,013	236,680
QLogic Corp.*	9,260	117,417

		511,454

Electronic Equipment, Instruments & Components (1.4%)
Arrow Electronics, Inc.*	10,237	284,384
Avnet, Inc.*	13,613	355,027
Ingram Micro, Inc., Class A*	14,026	226,239
Itron, Inc.*	3,625	106,938
National Instruments Corp.	8,258	188,778
Tech Data Corp.*	3,867	167,170
Trimble Navigation Ltd.*	10,940	367,037
Vishay Intertechnology, Inc.*	14,001	117,048

		1,812,621

Internet Software & Services (0.8%)
AOL, Inc.*	9,529	114,348
Digital River, Inc.*	3,513	72,824
Equinix, Inc.*	4,190	372,198
Rackspace Hosting, Inc.*	9,190	313,747
ValueClick, Inc.*	7,408	115,268

		988,385

IT Services (1.9%)
Acxiom Corp.*	7,221	76,831
Alliance Data Systems Corp.*	4,536	420,487
Broadridge Financial Solutions, Inc.	11,007	221,681
Convergys Corp.*	10,691	100,282
CoreLogic, Inc.*	9,480	101,152
DST Systems, Inc.	3,151	138,108
Gartner, Inc.*	8,612	300,300
Global Payments, Inc.	7,157	289,071
Jack Henry & Associates, Inc.	7,697	223,059
Lender Processing Services, Inc.	7,517	102,908
ManTech International Corp., Class A	2,075	65,114
NeuStar, Inc., Class A*	1,649	41,456
VeriFone Systems, Inc.*	9,241	323,620

		2,404,069

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,798	148,450

Semiconductors & Semiconductor Equipment (2.2%)
Atmel Corp.*	41,520	335,066
Cree, Inc.*	10,307	267,776
Cypress Semiconductor Corp.*	15,343	229,685
Fairchild Semiconductor International, Inc.*	11,375	122,850
Integrated Device Technology, Inc.*	13,022	67,063
International Rectifier Corp.*	6,252	116,412
Intersil Corp., Class A	11,213	115,382
Lam Research Corp.*	11,027	418,806
RF Micro Devices, Inc.*	24,620	156,091
Semtech Corp.*	5,823	122,865
Silicon Laboratories, Inc.*	3,943	132,130
Skyworks Solutions, Inc.*	16,595	297,714
Varian Semiconductor Equipment Associates, Inc.*	6,718	410,806

		2,792,646

Software (2.9%)
ACI Worldwide, Inc.*	2,982	82,124
Advent Software, Inc.*	2,931	61,111
ANSYS, Inc.*	8,217	402,962
Cadence Design Systems, Inc.*	23,973	221,511
Concur Technologies, Inc.*	4,137	153,979
FactSet Research Systems, Inc.	4,083	363,265
Fair Isaac Corp.	3,440	75,095
Informatica Corp.*	9,514	389,598
Mentor Graphics Corp.*	8,313	79,971
MICROS Systems, Inc.*	7,198	316,064
Parametric Technology Corp.*	10,462	160,906
Quest Software, Inc.*	5,203	82,624
Rovi Corp.*	9,912	426,018
Solera Holdings, Inc.	6,311	318,705
Synopsys, Inc.*	12,833	312,612
TIBCO Software, Inc.*	14,514	324,968

		3,771,513

Total Information Technology		13,362,531

Materials (4.1%)
Chemicals (1.7%)
Albemarle Corp.	8,173	330,189
Ashland, Inc.	6,951	306,817
Cabot Corp.	5,827	144,393
Cytec Industries, Inc.	4,429	155,635
Intrepid Potash, Inc.*	4,703	116,964
Minerals Technologies, Inc.	1,610	79,325
NewMarket Corp.	976	148,225
Olin Corp.	7,143	128,645
RPM International, Inc.	11,666	218,154
Scotts Miracle-Gro Co., Class A	3,976	177,330
Sensient Technologies Corp.	4,462	145,238
Valspar Corp.	8,326	259,855

		2,210,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	4,070	$257,305

Containers & Packaging (1.3%)
AptarGroup, Inc.	5,949	265,742
Greif, Inc., Class A	2,741	117,562
Packaging Corp. of America	8,884	206,997
Rock-Tenn Co., Class A	6,352	309,215
Silgan Holdings, Inc.	4,448	163,420
Sonoco Products Co.	8,899	251,219
Temple-Inland, Inc.	9,679	303,630

		1,617,785

Metals & Mining (0.7%)
Carpenter Technology Corp.	3,935	176,642
Commercial Metals Co.	10,292	97,877
Compass Minerals International, Inc.	2,931	195,732
Reliance Steel & Aluminum Co.	6,671	226,881
Steel Dynamics, Inc.	19,480	193,242
Worthington Industries, Inc.	4,917	68,690

		959,064

Paper & Forest Products (0.2%)
Domtar Corp.	3,571	243,435
Louisiana-Pacific Corp.*	11,773	60,042

		303,477

Total Materials		5,348,401

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	13,426	221,797

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	8,211	174,484

Total Telecommunication Services		396,281

Utilities (4.3%)
Electric Utilities (1.4%)
Cleco Corp.	5,440	185,722
DPL, Inc.	10,523	317,163
Great Plains Energy, Inc.	12,116	233,839
Hawaiian Electric Industries, Inc.	8,530	207,108
IDACORP, Inc.	4,429	167,328
NV Energy, Inc.	21,023	309,248
PNM Resources, Inc.	7,721	126,856
Westar Energy, Inc.	10,335	273,051

		1,820,315

Gas Utilities (1.3%)
AGL Resources, Inc.	6,990	284,773
Atmos Energy Corp.	8,043	260,995
National Fuel Gas Co.	7,370	358,772
Questar Corp.	15,813	280,048
UGI Corp.	9,960	261,649
WGL Holdings, Inc.	4,570	178,550

		1,624,787

Multi-Utilities (1.4%)
Alliant Energy Corp.	9,887	382,429
Black Hills Corp.	3,514	107,669
MDU Resources Group, Inc.	16,819	322,756
NSTAR	9,228	413,507
OGE Energy Corp.	8,728	417,111
Vectren Corp.	7,286	197,305

		1,840,777

Water Utilities (0.2%)
Aqua America, Inc.	12,330	265,958

Total Utilities		5,551,837

Total Investments (65.9%) (Cost $91,806,871)		84,992,013
Other Assets Less Liabilities (34.1%)		43,979,353

Net Assets (100%)		$128,971,366

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$25,454,080	$54,098,848	$79,552,928	$—	$24,658	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	88	December-11	$7,493,666	$6,854,320	$(639,346)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$11,845,842	$—	$—	$11,845,842
Consumer Staples	4,422,979	—	—	4,422,979
Energy	5,512,704	—	—	5,512,704
Financials	16,372,848	—	—	16,372,848
Health Care	9,950,082	—	—	9,950,082
Industrials	12,228,508	—	—	12,228,508
Information Technology	13,362,531	—	—	13,362,531
Materials	5,348,401	—	—	5,348,401
Telecommunication Services	396,281	—	—	396,281
Utilities	5,551,837	—	—	5,551,837

Total Assets	$84,992,013	$—	$—	$84,992,013

Liabilities:
Futures	$(639,346)	$—	$—	$(639,346)

Total Liabilities	$(639,346)	$—	$—	$(639,346)

Total	$84,352,667	$—	$—	$84,352,667

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$37,058,726
Net Proceeds of Sales and Redemptions:
Stocks	$8,353,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,025,911
Aggregate gross unrealized depreciation	(11,845,960)

Net unrealized depreciation	$(6,820,049)

Federal income tax cost of investments	$91,812,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	21,480	$163,892
Amerigon, Inc.*	7,123	90,676
Cooper Tire & Rubber Co.	19,979	217,571
Dana Holding Corp.*	46,963	493,112
Dorman Products, Inc.*	3,451	114,159
Drew Industries, Inc.	6,117	122,218
Exide Technologies, Inc.*	24,725	98,900
Fuel Systems Solutions, Inc.*	5,356	102,889
Modine Manufacturing Co.*	14,923	135,202
Motorcar Parts of America, Inc.*	4,063	33,439
Shiloh Industries, Inc.	1,461	13,105
Spartan Motors, Inc.	11,079	45,756
Standard Motor Products, Inc.	6,277	81,413
Stoneridge, Inc.*	8,691	45,367
Superior Industries International, Inc.	7,510	116,030
Tenneco, Inc.*	19,415	497,218
Tower International, Inc.*	1,882	19,403

		2,390,350

Automobiles (0.0%)
Winnebago Industries, Inc.*	9,426	65,228

Distributors (0.1%)
Audiovox Corp., Class A*	5,176	28,416
Core-Mark Holding Co., Inc.*	3,583	109,747
Pool Corp.	15,492	405,581
Weyco Group, Inc.	2,254	50,264

		594,008

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	5,726	194,684
Archipelago Learning, Inc.*	4,595	38,598
Ascent Capital Group, Inc., Class A*	4,607	181,147
Bridgepoint Education, Inc.*	5,749	100,263
Cambium Learning Group, Inc.*	5,269	15,754
Capella Education Co.*	5,067	143,801
Coinstar, Inc.*	10,095	403,800
Corinthian Colleges, Inc.*	26,446	41,256
Grand Canyon Education, Inc.*	9,208	148,709
Hillenbrand, Inc.	20,210	371,864
K12, Inc.*	8,348	212,540
Lincoln Educational Services Corp.	7,353	59,486
Mac-Gray Corp.	3,619	46,721
Matthews International Corp., Class A	9,473	291,390
National American University Holdings, Inc.	2,506	17,943
Regis Corp.	18,574	261,708
Sotheby’s, Inc.	21,710	598,545
Steiner Leisure Ltd.*	4,821	196,552
Stewart Enterprises, Inc., Class A	25,316	150,630
Strayer Education, Inc.	3,961	303,690
Universal Technical Institute, Inc.*	6,831	92,833

		3,871,914

Hotels, Restaurants & Leisure (1.9%)
AFC Enterprises, Inc.*	7,868	93,078
Ambassadors Group, Inc.	6,161	35,303
Ameristar Casinos, Inc.	10,455	167,803
Benihana, Inc., Class A*	4,344	37,402
Biglari Holdings, Inc.*	386	114,407
BJ’s Restaurants, Inc.*	7,717	340,397
Bob Evans Farms, Inc.	9,736	277,671
Boyd Gaming Corp.*	17,852	87,475
Bravo Brio Restaurant Group, Inc.*	6,148	102,303
Buffalo Wild Wings, Inc.*	5,885	351,923
Caribou Coffee Co., Inc.*	4,232	50,022
Carrols Restaurant Group, Inc.*	4,146	36,899
CEC Entertainment, Inc.	6,385	181,781
Cheesecake Factory, Inc.*	18,585	458,120
Churchill Downs, Inc.	4,015	156,705
Cracker Barrel Old Country Store, Inc.	7,372	295,470
Denny’s Corp.*	31,491	104,865
DineEquity, Inc.*	4,962	190,987
Domino’s Pizza, Inc.*	19,810	539,823
Einstein Noah Restaurant Group, Inc.	1,990	25,532
Gaylord Entertainment Co.*	11,618	224,692
International Speedway Corp., Class A	9,493	216,820
Interval Leisure Group, Inc.*	12,915	172,028
Isle of Capri Casinos, Inc.*	6,991	33,836
Jack in the Box, Inc.*	14,845	295,712
Jamba, Inc.*	20,376	26,285
Krispy Kreme Doughnuts, Inc.*	18,773	128,032
Life Time Fitness, Inc.*	13,605	501,344
Luby’s, Inc.*	6,345	26,015
Marcus Corp.	6,656	66,227
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,139	28,642
Monarch Casino & Resort, Inc.*	2,935	28,704
Morgans Hotel Group Co.*	6,842	40,984
Multimedia Games Holding Co., Inc.*	7,986	32,263
O’Charleys, Inc.*	5,481	32,557
Orient-Express Hotels Ltd., Class A*	30,936	213,768
P.F. Chang’s China Bistro, Inc.	7,350	200,214
Papa John’s International, Inc.*	6,310	191,824
Peet’s Coffee & Tea, Inc.*	4,114	228,903
Pinnacle Entertainment, Inc.*	18,349	166,609
Red Lion Hotels Corp.*	4,995	33,516
Red Robin Gourmet Burgers, Inc.*	4,157	100,142
Ruby Tuesday, Inc.*	20,930	149,859
Ruth’s Hospitality Group, Inc.*	11,411	48,953
Scientific Games Corp., Class A*	18,735	133,393
Shuffle Master, Inc.*	17,373	146,107
Six Flags Entertainment Corp.	13,334	369,619
Sonic Corp.*	19,826	140,170
Speedway Motorsports, Inc.	3,841	46,399
Texas Roadhouse, Inc.	20,270	267,969
Town Sports International Holdings, Inc.*	6,605	47,952
Vail Resorts, Inc.	11,615	438,931

		8,426,435

Household Durables (0.5%)
American Greetings Corp., Class A	12,986	240,241
Beazer Homes USA, Inc.*	25,943	39,174
Blyth, Inc.	1,672	92,712
Cavco Industries, Inc.*	2,178	75,010
CSS Industries, Inc.	2,429	40,516
Ethan Allen Interiors, Inc.	7,776	105,831
Furniture Brands International, Inc.*	12,474	25,696
Helen of Troy Ltd.*	9,901	248,713
Hovnanian Enterprises, Inc., Class A*	18,580	22,668
iRobot Corp.*	7,623	191,795
KB Home	24,931	146,096
La-Z-Boy, Inc.*	16,615	123,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Libbey, Inc.*	6,315	$66,560
Lifetime Brands, Inc.	2,751	26,520
M.D.C. Holdings, Inc.	12,169	206,143
M/I Homes, Inc.*	6,327	38,025
Meritage Homes Corp.*	8,997	136,214
Ryland Group, Inc.	14,317	152,476
Sealy Corp.*	14,379	21,281
Skullcandy, Inc.*	3,069	43,365
Skyline Corp.	2,118	20,227
Standard Pacific Corp.*	34,289	84,694
Universal Electronics, Inc.*	4,794	78,574
Zagg, Inc.*	7,098	70,412

		2,296,060

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	7,884	18,291
Blue Nile, Inc.*	4,137	145,953
Geeknet, Inc.*	1,289	26,064
HSN, Inc.*	12,834	425,190
Nutrisystem, Inc.	8,754	106,011
Orbitz Worldwide, Inc.*	6,207	13,469
Overstock.com, Inc.*	3,439	31,880
PetMed Express, Inc.	7,056	63,504
Shutterfly, Inc.*	9,614	395,904
U.S. Auto Parts Network, Inc.*	5,389	27,322
Valuevision Media, Inc., Class A*	12,116	28,594

		1,282,182

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	3,929	56,931
Black Diamond, Inc.*	3,749	24,444
Brunswick Corp.	28,607	401,642
Callaway Golf Co.	20,736	107,205
Eastman Kodak Co.*	80,367	62,694
JAKKS Pacific, Inc.	8,693	164,732
Johnson Outdoors, Inc., Class A*	1,336	20,548
Leapfrog Enterprises, Inc.*	13,761	46,375
Marine Products Corp.*	2,788	9,535
Smith & Wesson Holding Corp.*	20,239	51,002
Steinway Musical Instruments, Inc.*	2,153	46,419
Sturm Ruger & Co., Inc.	6,045	157,049
Summer Infant, Inc.*	4,129	27,251

		1,175,827

Media (0.9%)
AH Belo Corp., Class A	5,265	22,113
Arbitron, Inc.	8,717	288,358
Belo Corp., Class A	29,781	145,629
Central European Media Enterprises Ltd., Class A*	11,852	92,564
Cinemark Holdings, Inc.	29,862	563,795
Crown Media Holdings, Inc., Class A*	10,156	14,523
Cumulus Media, Inc., Class A*	12,036	34,182
Entercom Communications Corp., Class A*	8,028	42,147
Entravision Communications Corp., Class A*	14,406	14,694
EW Scripps Co., Class A*	10,933	76,531
Fisher Communications, Inc.*	2,811	62,798
Global Sources Ltd.*	3,946	26,714
Gray Television, Inc.*	15,101	23,558
Harte-Hanks, Inc.	14,318	121,417
interCLICK, Inc.*	7,018	38,950
Journal Communications, Inc., Class A*	14,436	42,875
Knology, Inc.*	9,560	124,089
LIN TV Corp., Class A*	9,138	19,921
Lions Gate Entertainment Corp.*	14,347	98,994
Live Nation Entertainment, Inc.*	45,308	362,917
Martha Stewart Living Omnimedia, Inc., Class A*	8,170	25,490
McClatchy Co., Class A*	17,231	23,090
MDC Partners, Inc., Class A	8,021	115,663
Meredith Corp.	11,819	267,582
National CineMedia, Inc.	17,773	257,886
New York Times Co., Class A*	44,233	256,994
Nexstar Broadcasting Group, Inc., Class A*	3,220	21,284
Outdoor Channel Holdings, Inc.*	4,276	24,459
ReachLocal, Inc.*	3,434	37,328
Rentrak Corp.*	2,882	36,284
Saga Communications, Inc., Class A*	1,039	30,661
Scholastic Corp.	8,499	238,227
Sinclair Broadcast Group, Inc., Class A	16,334	117,115
Valassis Communications, Inc.*	15,799	296,073
Value Line, Inc.	392	4,504
Westwood One, Inc.*	1,589	5,768
World Wrestling Entertainment, Inc., Class A	9,035	80,502

		4,055,679

Multiline Retail (0.2%)
99 Cents Only Stores*	15,082	277,811
Bon-Ton Stores, Inc.	3,432	17,057
Fred’s, Inc., Class A	12,577	134,071
Gordmans Stores, Inc.*	1,622	19,415
Saks, Inc.*	37,183	325,351
Tuesday Morning Corp.*	14,037	49,410

		823,115

Specialty Retail (2.4%)
Aeropostale, Inc.*	25,940	280,411
America’s Car-Mart, Inc.*	2,710	78,644
ANN, Inc.*	16,700	381,428
Asbury Automotive Group, Inc.*	9,331	153,868
Ascena Retail Group, Inc.*	20,124	544,757
Barnes & Noble, Inc.	9,404	111,249
bebe stores, Inc.	12,479	83,859
Big 5 Sporting Goods Corp.	7,321	44,512
Body Central Corp.*	3,768	68,427
Brown Shoe Co., Inc.	13,238	94,255
Buckle, Inc.	8,631	331,948
Build-A-Bear Workshop, Inc.*	5,075	25,882
Cabela’s, Inc.*	13,901	284,831
Casual Male Retail Group, Inc.*	13,574	51,038
Cato Corp., Class A	8,830	199,205
Charming Shoppes, Inc.*	37,069	96,379
Children’s Place Retail Stores, Inc.*	8,362	389,084
Christopher & Banks Corp.	12,092	42,685
Citi Trends, Inc.*	4,870	57,320
Coldwater Creek, Inc.*	17,732	22,165
Collective Brands, Inc.*	19,740	255,830
Conn’s, Inc.*	4,521	32,461
Cost Plus, Inc.*	5,583	35,173
Destination Maternity Corp.	3,507	45,135
Express, Inc.	17,668	358,484
Finish Line, Inc., Class A	16,585	331,534
Francesca’s Holdings Corp.*	3,194	67,745
Genesco, Inc.*	7,588	391,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
GNC Holdings, Inc., Class A*	7,362	$148,123
Group 1 Automotive, Inc.	7,711	274,126
Haverty Furniture Cos., Inc.	6,028	60,220
hhgregg, Inc.*	5,929	57,808
Hibbett Sports, Inc.*	8,803	298,334
HOT Topic, Inc.	14,266	108,850
Jos. A. Bank Clothiers, Inc.*	8,848	412,582
Kirkland’s, Inc.*	5,516	50,582
Lithia Motors, Inc., Class A	7,036	101,178
Lumber Liquidators Holdings, Inc.*	7,453	112,540
MarineMax, Inc.*	7,606	49,211
Men’s Wearhouse, Inc.	16,509	430,555
Monro Muffler Brake, Inc.	9,781	322,480
New York & Co., Inc.*	8,278	26,407
Office Depot, Inc.*	89,355	184,071
OfficeMax, Inc.*	27,663	134,166
Pacific Sunwear of California, Inc.*	14,400	17,280
Penske Automotive Group, Inc.	14,326	229,216
PEP Boys-Manny, Moe & Jack	16,877	166,576
Pier 1 Imports, Inc.*	31,776	310,769
Rent-A-Center, Inc.	20,425	560,666
Rue21, Inc.*	4,779	108,436
Select Comfort Corp.*	17,835	249,155
Shoe Carnival, Inc.*	2,895	68,322
Sonic Automotive, Inc., Class A	12,898	139,169
Stage Stores, Inc.	10,761	149,255
Stein Mart, Inc.	8,906	55,663
Syms Corp.*	1,826	16,014
Systemax, Inc.*	3,576	45,487
Talbots, Inc.*	22,795	61,546
Teavana Holdings, Inc.*	2,314	47,067
Vitamin Shoppe, Inc.*	7,962	298,097
West Marine, Inc.*	4,269	32,871
Wet Seal, Inc., Class A*	30,096	134,830
Winmark Corp.	725	33,509
Zale Corp.*	9,543	27,198
Zumiez, Inc.*	6,795	118,980

		10,500,658

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	15,788	482,166
Cherokee, Inc.	2,971	38,177
Columbia Sportswear Co.	3,923	182,027
Crocs, Inc.*	27,457	649,907
Delta Apparel, Inc.*	2,075	32,681
G-III Apparel Group Ltd.*	5,291	120,952
Iconix Brand Group, Inc.*	23,437	370,305
Jones Group, Inc.	28,145	259,216
Kenneth Cole Productions, Inc., Class A*	2,145	23,016
K-Swiss, Inc., Class A*	8,841	37,574
Liz Claiborne, Inc.*	30,448	152,240
Maidenform Brands, Inc.*	7,521	176,067
Movado Group, Inc.	5,560	67,721
Oxford Industries, Inc.	4,118	141,247
Perry Ellis International, Inc.*	4,145	77,926
Quiksilver, Inc.*	41,724	127,258
R.G. Barry Corp.	2,507	26,574
Skechers U.S.A., Inc., Class A*	12,078	169,454
Steven Madden Ltd.*	12,139	365,384
True Religion Apparel, Inc.*	8,278	223,175
Unifi, Inc.*	4,109	33,571
Vera Bradley, Inc.*	6,359	229,242
Warnaco Group, Inc.*	14,151	652,220
Wolverine World Wide, Inc.	15,957	530,570

		5,168,670

Total Consumer Discretionary		40,650,126

Consumer Staples (2.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	2,662	193,527
Central European Distribution Corp.*	23,438	164,300
Coca-Cola Bottling Co. Consolidated	1,443	80,029
Craft Brewers Alliance, Inc.*	2,951	16,555
Heckmann Corp.*	29,746	157,356
MGP Ingredients, Inc.	3,495	17,720
National Beverage Corp.	3,833	58,108
Primo Water Corp.*	4,860	27,411

		715,006

Food & Staples Retailing (0.8%)
Andersons, Inc.	5,951	200,311
Arden Group, Inc., Class A	344	27,348
Casey’s General Stores, Inc.	12,202	532,617
Chefs’ Warehouse Holdings LLC*	3,266	38,408
Fresh Market, Inc.*	9,073	346,226
Ingles Markets, Inc., Class A	3,940	56,106
Nash Finch Co.	3,837	103,330
Pantry, Inc.*	7,372	89,422
Pricesmart, Inc.	5,727	356,907
Rite Aid Corp.*	189,685	185,891
Ruddick Corp.	15,823	616,939
Spartan Stores, Inc.	7,163	110,883
Susser Holdings Corp.*	2,508	49,985
United Natural Foods, Inc.*	15,545	575,787
Village Super Market, Inc., Class A	2,011	48,143
Weis Markets, Inc.	3,602	133,490
Winn-Dixie Stores, Inc.*	17,911	106,033

		3,577,826

Food Products (1.1%)
Alico, Inc.	996	19,561
B&G Foods, Inc.	15,403	256,922
Calavo Growers, Inc.	3,780	77,566
Cal-Maine Foods, Inc.	4,555	143,164
Chiquita Brands International, Inc.*	14,529	121,172
Darling International, Inc.*	37,566	472,956
Diamond Foods, Inc.	7,064	563,637
Dole Food Co., Inc.*	11,464	114,640
Farmer Bros Co.	2,038	11,229
Fresh Del Monte Produce, Inc.	11,732	272,182
Griffin Land & Nurseries, Inc.	677	17,385
Hain Celestial Group, Inc.*	11,519	351,905
Harbinger Group, Inc.*	2,730	13,841
Imperial Sugar Co.	3,636	23,416
J&J Snack Foods Corp.	4,581	220,117
Lancaster Colony Corp.	6,041	368,561
Lifeway Foods, Inc.*	1,552	16,560
Limoneira Co.	2,572	36,728
Omega Protein Corp.*	6,304	57,240
Pilgrim’s Pride Corp.*	16,369	69,896
Sanderson Farms, Inc.	7,117	338,057
Seneca Foods Corp., Class A*	2,927	57,955
Smart Balance, Inc.*	19,021	112,224
Snyders-Lance, Inc.	15,216	317,254
Tootsie Roll Industries, Inc.	7,705	185,845
TreeHouse Foods, Inc.*	11,402	705,100

		4,945,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co., Class A*	15,205	$107,651
Oil-Dri Corp. of America	1,406	26,124
Spectrum Brands Holdings, Inc.*	5,394	127,406
WD-40 Co.	5,451	217,168

		478,349

Personal Products (0.3%)
Elizabeth Arden, Inc.*	7,841	222,998
Female Health Co.	5,388	21,983
Inter Parfums, Inc.	5,204	80,402
Medifast, Inc.*	4,466	72,126
Nature’s Sunshine Products, Inc.*	3,647	51,350
Nu Skin Enterprises, Inc., Class A	17,620	713,962
Nutraceutical International Corp.*	2,827	36,129
Prestige Brands Holdings, Inc.*	16,114	145,832
Revlon, Inc., Class A*	3,580	44,106
Schiff Nutrition International, Inc.*	4,049	44,863
Synutra International, Inc.*	5,111	27,190
USANA Health Sciences, Inc.*	2,246	61,765

		1,522,706

Tobacco (0.2%)
Alliance One International, Inc.*	27,445	66,966
Star Scientific, Inc.*	34,245	79,106
Universal Corp.	7,405	265,543
Vector Group Ltd.	14,196	243,887

		655,502

Total Consumer Staples		11,894,502

Energy (4.4%)
Energy Equipment & Services (1.3%)
Basic Energy Services, Inc.*	7,728	109,428
Bristow Group, Inc.	11,644	494,055
C&J Energy Services, Inc.*	3,821	62,817
Cal Dive International, Inc.*	30,841	58,906
Complete Production Services, Inc.*	25,355	477,942
Dawson Geophysical Co.*	2,552	60,176
Dril-Quip, Inc.*	11,042	595,274
Exterran Holdings, Inc.*	20,551	199,756
Geokinetics, Inc.*	3,216	7,783
Global Geophysical Services, Inc.*	5,914	47,135
Global Industries Ltd.*	32,486	257,289
Gulf Island Fabrication, Inc.	4,571	94,528
Gulfmark Offshore, Inc., Class A*	7,609	276,511
Helix Energy Solutions Group, Inc.*	34,036	445,872
Hercules Offshore, Inc.*	36,962	107,929
Hornbeck Offshore Services, Inc.*	7,326	182,491
ION Geophysical Corp.*	42,213	199,667
Key Energy Services, Inc.*	40,090	380,454
Lufkin Industries, Inc.	9,773	520,021
Matrix Service Co.*	8,472	72,097
Mitcham Industries, Inc.*	3,954	44,285
Natural Gas Services Group, Inc.*	3,700	47,471
Newpark Resources, Inc.*	29,026	176,768
OYO Geospace Corp.*	1,390	78,243
Parker Drilling Co.*	37,363	164,024
PHI, Inc. (Non-Voting)*	4,087	78,225
Pioneer Drilling Co.*	19,757	141,855
RigNet, Inc.*	1,682	26,962
Tesco Corp.*	9,635	111,766
TETRA Technologies, Inc.*	24,680	190,530
Union Drilling, Inc.*	4,575	21,503
Vantage Drilling Co.*	55,816	69,770
Willbros Group, Inc.*	12,716	53,026

		5,854,559

Oil, Gas & Consumable Fuels (3.1%)
Abraxas Petroleum Corp.*	26,256	69,316
Alon USA Energy, Inc.	3,312	20,303
Amyris, Inc.*	5,699	115,348
Apco Oil and Gas International, Inc.	2,901	215,892
Approach Resources, Inc.*	7,173	121,869
ATP Oil & Gas Corp.*	14,336	110,531
Berry Petroleum Co., Class A	16,545	585,362
Bill Barrett Corp.*	15,159	549,362
BPZ Resources, Inc.*	32,917	91,180
Callon Petroleum Co.*	12,889	49,880
CAMAC Energy, Inc.*	17,632	10,579
Carrizo Oil & Gas, Inc.*	12,491	269,181
Cheniere Energy, Inc.*	26,630	137,144
Clayton Williams Energy, Inc.*	1,877	80,354
Clean Energy Fuels Corp.*	15,933	177,175
Cloud Peak Energy, Inc.*	19,580	331,881
Comstock Resources, Inc.*	15,315	236,770
Contango Oil & Gas Co.*	3,890	212,822
Crimson Exploration, Inc.*	6,211	13,354
Crosstex Energy, Inc.	13,007	175,334
CVR Energy, Inc.*	28,165	595,408
Delek U.S. Holdings, Inc.	4,606	51,910
DHT Holdings, Inc.	21,266	43,383
Endeavour International Corp.*	11,873	94,747
Energy Partners Ltd.*	9,299	102,940
Energy XXI Bermuda Ltd.*	24,160	518,232
Evolution Petroleum Corp.*	5,290	37,347
Frontline Ltd.	16,583	80,428
FX Energy, Inc.*	16,660	68,806
Gastar Exploration Ltd.*	18,730	56,190
General Maritime Corp.	34,958	9,089
GeoResources, Inc.*	6,402	113,892
Gevo, Inc.*	1,731	9,642
GMX Resources, Inc.*	20,166	45,777
Golar LNG Ltd.	12,785	406,307
Goodrich Petroleum Corp.*	8,358	98,792
Green Plains Renewable Energy, Inc.*	6,554	61,149
Gulfport Energy Corp.*	13,385	323,649
Hallador Energy Co.	1,368	11,710
Harvest Natural Resources, Inc.*	10,868	93,139
Houston American Energy Corp.	5,264	72,433
Hyperdynamics Corp.*	49,803	184,271
Isramco, Inc.*	289	16,701
James River Coal Co.*	11,433	72,828
KiOR, Inc., Class A*	3,426	71,055
Knightsbridge Tankers Ltd.	7,121	117,853
Kodiak Oil & Gas Corp.*	67,156	349,883
L&L Energy, Inc.*	6,974	18,830
Magnum Hunter Resources Corp.*	35,780	118,432
McMoRan Exploration Co.*	31,602	313,808
Miller Energy Resources, Inc.*	9,116	24,066
Nordic American Tankers Ltd.	15,377	216,816
Northern Oil and Gas, Inc.*	20,274	393,113
Oasis Petroleum, Inc.*	19,104	426,592
Overseas Shipholding Group, Inc.	8,658	118,961
Panhandle Oil and Gas, Inc., Class A	2,240	63,549
Patriot Coal Corp.*	29,375	248,512
Penn Virginia Corp.	14,757	82,196
Petroleum Development Corp.*	7,539	146,181
PetroQuest Energy, Inc.*	17,981	98,896
Rentech, Inc.*	65,701	51,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Resolute Energy Corp.*	14,753	$167,594
REX American Resources Corp.*	2,063	34,823
Rex Energy Corp.*	11,173	141,338
Rosetta Resources, Inc.*	16,993	581,500
Scorpio Tankers, Inc.*	8,204	43,317
SemGroup Corp., Class A*	13,302	265,508
Ship Finance International Ltd.	14,638	190,294
Solazyme, Inc.*	3,700	35,557
Stone Energy Corp.*	15,735	255,064
Swift Energy Co.*	13,633	331,827
Syntroleum Corp.*	26,211	22,544
Targa Resources Corp.	5,302	157,735
Teekay Tankers Ltd., Class A	13,860	63,756
Triangle Petroleum Corp.*	14,055	50,457
Uranerz Energy Corp.*	19,122	26,197
Uranium Energy Corp.*	22,894	62,730
Uranium Resources, Inc.*	27,516	18,752
Ur-Energy, Inc.*	30,523	27,471
USEC, Inc.*	34,528	55,590
VAALCO Energy, Inc.*	16,352	79,471
Venoco, Inc.*	9,491	83,616
Voyager Oil & Gas, Inc.*	16,064	33,734
W&T Offshore, Inc.	11,171	153,713
Warren Resources, Inc.*	23,036	55,286
Western Refining, Inc.*	16,934	210,998
Westmoreland Coal Co.*	2,847	22,093
World Fuel Services Corp.	22,709	741,449
Zion Oil & Gas, Inc.*	9,618	18,851

		13,533,675

Total Energy		19,388,234

Financials (15.6%)
Capital Markets (1.5%)
Apollo Investment Corp.	63,309	476,084
Arlington Asset Investment Corp., Class A	2,154	51,804
Artio Global Investors, Inc.	10,170	80,953
BGC Partners, Inc., Class A	24,512	147,807
BlackRock Kelso Capital Corp.	21,649	158,038
Calamos Asset Management, Inc., Class A	6,167	61,732
Capital Southwest Corp.	944	69,856
CIFC Corp.*	3,386	14,661
Cohen & Steers, Inc.	5,718	164,392
Cowen Group, Inc., Class A*	21,663	58,707
Diamond Hill Investment Group, Inc.	777	53,916
Duff & Phelps Corp., Class A	9,778	104,233
Edelman Financial Group, Inc.	6,546	42,287
Epoch Holding Corp.	4,729	64,173
Evercore Partners, Inc., Class A	6,782	154,630
FBR & Co.*	15,154	36,066
Fidus Investment Corp.	1,649	20,761
Fifth Street Finance Corp.	23,573	219,700
Financial Engines, Inc.*	12,286	222,499
FXCM, Inc., Class A	5,583	78,274
GAMCO Investors, Inc., Class A	2,163	85,201
GFI Group, Inc.	22,907	92,086
Gladstone Capital Corp.	6,986	47,924
Gladstone Investment Corp.	7,031	47,811
Gleacher & Co., Inc.*	23,446	27,901
Golub Capital BDC, Inc.	3,316	49,243
Harris & Harris Group, Inc.*	9,585	34,027
Hercules Technology Growth Capital, Inc.	14,234	121,274
HFF, Inc., Class A*	9,355	81,763
ICG Group, Inc.*	12,064	111,109
INTL FCStone, Inc.*	4,196	87,109
Investment Technology Group, Inc.*	13,302	130,227
JMP Group, Inc.	4,668	27,121
KBW, Inc.	11,638	160,488
Knight Capital Group, Inc., Class A*	32,282	392,549
Kohlberg Capital Corp.	6,347	37,130
Ladenburg Thalmann Financial Services, Inc.*	34,496	53,469
Main Street Capital Corp.	6,445	114,463
MCG Capital Corp.	24,985	98,941
Medallion Financial Corp.	4,753	44,203
Medley Capital Corp.	3,756	37,860
MF Global Holdings Ltd.*	52,771	217,944
MVC Capital, Inc.	7,687	80,483
New Mountain Finance Corp.	2,303	29,271
NGP Capital Resources Co.	7,173	46,911
Oppenheimer Holdings, Inc., Class A	3,381	54,231
PennantPark Investment Corp.	14,831	132,293
Piper Jaffray Cos., Inc.*	5,053	90,600
Prospect Capital Corp.	35,318	297,024
Pzena Investment Management, Inc., Class A	2,942	9,650
Safeguard Scientifics, Inc.*	6,558	98,370
Solar Capital Ltd.	11,852	238,581
Solar Senior Capital Ltd.	2,627	37,540
Stifel Financial Corp.*	17,272	458,744
SWS Group, Inc.	9,779	45,863
TICC Capital Corp.	10,466	85,507
Triangle Capital Corp.	7,189	109,417
Virtus Investment Partners, Inc.*	1,741	93,352
Walter Investment Management Corp.	8,318	190,732
Westwood Holdings Group, Inc.	1,986	68,616

		6,547,601

Commercial Banks (4.1%)
1st Source Corp.	5,049	105,171
1st United Bancorp, Inc.*	9,368	46,184
Alliance Financial Corp./New York	1,565	43,898
Ameris Bancorp*	7,795	67,894
Ames National Corp.	2,879	44,999
Arrow Financial Corp.	3,159	70,288
BancFirst Corp.	2,357	78,158
Banco Latinoamericano de Comercio Exterior S.A., Class E	9,161	139,522
Bancorp Rhode Island, Inc.	1,156	49,003
Bancorp, Inc./Delaware*	9,538	68,292
BancorpSouth, Inc.	27,341	240,054
Bank of Kentucky Financial Corp.	2,036	41,249
Bank of Marin Bancorp/California	1,741	57,523
Bank of the Ozarks, Inc.	9,171	191,949
Banner Corp.	5,423	69,360
Boston Private Financial Holdings, Inc.	25,061	147,359
Bridge Bancorp, Inc.	2,477	45,329
Bridge Capital Holdings*	3,160	31,790
Bryn Mawr Bank Corp.	3,666	60,746
Camden National Corp.	2,578	70,199
Cape Bancorp, Inc.*	3,272	23,133
Capital Bank Corp.*	4,572	9,510
Capital City Bank Group, Inc.	4,062	42,245
Cardinal Financial Corp.	9,497	81,864
Cascade Bancorp*	2,039	11,887
Cathay General Bancorp	25,456	289,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Center Bancorp, Inc.	4,209	$40,617
Center Financial Corp.*	11,889	55,759
Centerstate Banks, Inc.	10,096	52,802
Central Pacific Financial Corp.*	5,331	55,016
Century Bancorp, Inc./Massachusetts, Class A	1,066	24,753
Chemical Financial Corp.	9,259	141,755
Citizens & Northern Corp.	4,064	60,391
City Holding Co.	5,161	139,295
CNB Financial Corp./Pennsylvania	4,226	54,177
CoBiz Financial, Inc.	11,172	49,939
Columbia Banking System, Inc.	12,888	184,556
Community Bank System, Inc.	12,106	274,685
Community Trust Bancorp, Inc.	4,732	110,208
CVB Financial Corp.	29,180	224,394
Eagle Bancorp, Inc.*	5,549	65,312
Encore Bancshares, Inc.*	2,679	28,558
Enterprise Bancorp, Inc./Massachusetts	2,134	26,312
Enterprise Financial Services Corp.	5,184	70,451
F.N.B. Corp./Pennsylvania	41,577	356,315
Financial Institutions, Inc.	4,577	65,268
First Bancorp, Inc./Maine	2,939	37,002
First Bancorp/North Carolina	5,165	51,857
First Busey Corp.	25,480	110,838
First Commonwealth Financial Corp.	34,389	127,239
First Community Bancshares, Inc./Virginia	5,336	54,427
First Connecticut Bancorp, Inc./Connecticut*	5,848	66,199
First Financial Bancorp	19,034	262,669
First Financial Bankshares, Inc.	10,363	271,096
First Financial Corp./Indiana	3,732	102,667
First Interstate Bancsystem, Inc.	5,310	56,870
First Merchants Corp.	8,418	59,347
First Midwest Bancorp, Inc./Illinois	24,235	177,400
First of Long Island Corp.	2,616	59,279
FirstMerit Corp.	35,642	404,893
German American Bancorp, Inc.	4,290	69,155
Glacier Bancorp, Inc.	23,648	221,582
Great Southern Bancorp, Inc.	3,452	57,925
Hampton Roads Bankshares, Inc.*	3,021	14,199
Hancock Holding Co.	9,353	250,473
Hanmi Financial Corp.*	52,646	43,696
Heartland Financial USA, Inc.	4,456	63,186
Heritage Commerce Corp.*	6,250	24,063
Heritage Financial Corp./Washington	5,021	55,432
Home Bancshares, Inc./Arkansas	7,404	157,113
Hudson Valley Holding Corp.	4,703	81,973
IBERIABANK Corp.	9,638	453,564
Independent Bank Corp./Massachusetts	7,045	153,158
International Bancshares Corp.	17,397	228,771
Investors Bancorp, Inc.*	15,018	189,677
Lakeland Bancorp, Inc.	7,266	56,820
Lakeland Financial Corp.	5,419	111,957
MainSource Financial Group, Inc.	6,255	54,544
MB Financial, Inc.	17,641	259,676
Merchants Bancshares, Inc.	1,703	45,606
Metro Bancorp, Inc.*	4,388	37,956
Midsouth Bancorp, Inc.	2,620	28,165
Nara Bancorp, Inc.*	12,397	75,250
National Bankshares, Inc./Virginia	2,437	58,805
National Penn Bancshares, Inc.	40,154	281,480
NBT Bancorp, Inc.	11,413	212,510
Northfield Bancorp, Inc./New Jersey	5,562	73,641
Old National Bancorp/Indiana	30,902	288,007
OmniAmerican Bancorp, Inc.*	3,795	51,802
Oriental Financial Group, Inc.	14,727	142,410
Orrstown Financial Services, Inc.	2,521	32,395
Pacific Capital Bancorp N.A.*	1,578	40,271
Pacific Continental Corp.	6,231	44,178
PacWest Bancorp	9,892	137,895
Park National Corp.	4,313	228,071
Park Sterling Corp.*	10,094	34,521
Penns Woods Bancorp, Inc.	1,345	44,049
Peoples Bancorp, Inc./Ohio	3,655	40,205
Pinnacle Financial Partners, Inc.*	11,080	121,215
PrivateBancorp, Inc.	19,451	146,272
Prosperity Bancshares, Inc.	15,228	497,651
Renasant Corp.	8,310	105,786
Republic Bancorp, Inc./Kentucky, Class A	3,364	59,576
S&T Bancorp, Inc.	9,265	149,722
Sandy Spring Bancorp, Inc.	7,865	115,065
SCBT Financial Corp.	4,634	114,367
Seacoast Banking Corp. of Florida*	25,348	37,262
Sierra Bancorp	4,265	39,025
Signature Bank/New York*	14,895	710,938
Simmons First National Corp., Class A	5,774	125,296
Southside Bancshares, Inc.	5,456	98,263
Southwest Bancorp, Inc./Oklahoma*	5,924	24,999
State Bancorp, Inc./New York	5,163	54,573
State Bank Financial Corp.*	10,287	129,822
StellarOne Corp.	7,524	74,864
Sterling Bancorp/New York	10,454	75,896
Sterling Financial Corp./Washington*	8,817	109,154
Suffolk Bancorp	3,781	31,458
Sun Bancorp, Inc./New Jersey*	13,257	35,131
Susquehanna Bancshares, Inc.	42,134	230,473
SVB Financial Group*	13,860	512,820
SY Bancorp, Inc.	4,111	76,547
Taylor Capital Group, Inc.*	3,933	25,250
Texas Capital Bancshares, Inc.*	12,092	276,302
Tompkins Financial Corp.	2,781	99,504
Tower Bancorp, Inc.	3,512	73,541
TowneBank/Virginia	8,027	91,267
Trico Bancshares	4,769	58,516
Trustmark Corp.	21,056	382,166
UMB Financial Corp.	10,480	336,198
Umpqua Holdings Corp.	37,317	328,016
Union First Market Bankshares Corp.	6,694	71,760
United Bankshares, Inc./Virginia	10,445	209,840
United Community Banks, Inc./Georgia*	13,530	114,870
Univest Corp. of Pennsylvania	5,682	75,741
Virginia Commerce Bancorp, Inc.*	8,038	47,183
Washington Banking Co.	4,870	47,385
Washington Trust Bancorp, Inc.	4,751	93,975
Webster Financial Corp.	23,329	356,934
WesBanco, Inc.	7,633	132,127
West Bancorp, Inc.	4,816	40,840
West Coast Bancorp/Oregon*	4,651	65,114
Westamerica Bancorp	9,519	364,768
Western Alliance Bancorp*	22,716	124,484
Wilshire Bancorp, Inc.*	20,256	55,501
Wintrust Financial Corp.	11,347	292,866

		17,934,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
Advance America Cash Advance Centers, Inc.	17,764	$130,743
Cash America International, Inc.	9,460	483,974
Credit Acceptance Corp.*	2,152	138,503
DFC Global Corp.*	13,948	304,764
EZCORP, Inc., Class A*	15,098	430,897
First Cash Financial Services, Inc.*	10,068	422,352
First Marblehead Corp.*	17,427	17,775
Imperial Holdings, Inc.*	5,422	13,013
Nelnet, Inc., Class A	8,295	155,780
Netspend Holdings, Inc.*	9,841	50,583
Nicholas Financial, Inc.	2,788	27,239
World Acceptance Corp.*	4,839	270,742

		2,446,365

Diversified Financial Services (0.3%)
California First National Bancorp	690	10,564
Compass Diversified Holdings	13,134	159,972
Encore Capital Group, Inc.*	5,186	113,314
Gain Capital Holdings, Inc.*	2,465	15,505
MarketAxess Holdings, Inc.	9,209	239,618
Marlin Business Services Corp.*	2,525	26,765
NewStar Financial, Inc.*	8,732	81,557
PHH Corp.*	18,040	290,083
PICO Holdings, Inc.*	7,316	150,051
Portfolio Recovery Associates, Inc.*	5,508	342,708
Primus Guaranty Ltd.*	8,168	43,046

		1,473,183

Insurance (1.9%)
Alterra Capital Holdings Ltd.	29,300	555,821
American Equity Investment Life Holding Co.	19,115	167,256
American Safety Insurance Holdings Ltd.*	3,250	59,800
AMERISAFE, Inc.*	5,955	109,632
Amtrust Financial Services, Inc.	7,843	174,585
Argo Group International Holdings Ltd.	8,910	252,777
Baldwin & Lyons, Inc., Class B	2,954	63,127
Citizens, Inc./Texas*	12,064	77,330
CNO Financial Group, Inc.*	71,174	385,051
Crawford & Co., Class B	8,443	45,254
Delphi Financial Group, Inc., Class A	15,543	334,485
Donegal Group, Inc., Class A	2,409	29,004
eHealth, Inc.*	6,869	93,831
EMC Insurance Group, Inc.	1,682	30,949
Employers Holdings, Inc.	1,423	18,157
Enstar Group Ltd.*	2,217	211,125
FBL Financial Group, Inc., Class A	4,101	109,169
First American Financial Corp.	33,986	435,021
Flagstone Reinsurance Holdings S.A.	16,962	131,456
Fortegra Financial Corp.*	1,862	9,775
FPIC Insurance Group, Inc.*	2,684	112,299
Global Indemnity plc*	4,372	74,674
Greenlight Capital Reinsurance Ltd., Class A*	9,058	187,863
Hallmark Financial Services*	3,897	28,721
Harleysville Group, Inc.	4,032	237,324
Hilltop Holdings, Inc.*	12,964	93,470
Horace Mann Educators Corp.	12,977	148,068
Independence Holding Co.	2,081	15,087
Infinity Property & Casualty Corp.	4,013	210,602
Kansas City Life Insurance Co.	1,328	40,995
Maiden Holdings Ltd.	16,416	121,314
Meadowbrook Insurance Group, Inc.	17,325	154,366
Montpelier Reinsurance Holdings Ltd.	20,222	357,525
National Financial Partners Corp.*	14,125	154,527
National Interstate Corp.	2,355	51,763
National Western Life Insurance Co., Class A	690	93,495
Navigators Group, Inc.*	4,117	177,854
OneBeacon Insurance Group Ltd., Class A	7,256	98,972
Phoenix Cos., Inc.*	38,274	46,694
Platinum Underwriters Holdings Ltd.	12,093	371,860
Presidential Life Corp.	6,902	56,734
Primerica, Inc.	10,951	236,104
ProAssurance Corp.	9,882	711,702
RLI Corp.	6,091	387,266
Safety Insurance Group, Inc.	4,220	159,643
SeaBright Holdings, Inc.	6,195	44,604
Selective Insurance Group, Inc.	17,651	230,346
State Auto Financial Corp.	4,916	64,645
Stewart Information Services Corp.	5,518	48,779
Symetra Financial Corp.	21,781	177,515
Tower Group, Inc.	11,958	273,360
United Fire & Casualty Co.	7,031	124,378
Universal Insurance Holdings, Inc.	6,194	23,847

		8,610,001

Real Estate Investment Trusts (REITs) (6.2%)
Acadia Realty Trust (REIT)	13,209	247,008
AG Mortgage Investment Trust, Inc.	1,967	36,783
Agree Realty Corp. (REIT)	3,462	75,402
Alexander’s, Inc. (REIT)	671	242,244
American Assets Trust, Inc. (REIT)	10,500	188,475
American Campus Communities, Inc. (REIT)	22,019	819,327
American Capital Mortgage Investment Corp.	2,540	42,418
Anworth Mortgage Asset Corp. (REIT)	42,922	291,870
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,199	94,811
ARMOUR Residential REIT, Inc. (REIT)	24,946	169,633
Ashford Hospitality Trust, Inc. (REIT)	16,865	118,392
Associated Estates Realty Corp. (REIT)	13,500	208,710
BioMed Realty Trust, Inc. (REIT)	42,572	705,418
Campus Crest Communities, Inc. (REIT)	9,870	107,386
CapLease, Inc. (REIT)	22,375	80,774
Capstead Mortgage Corp. (REIT)	28,352	327,182
CBL & Associates Properties, Inc. (REIT)	47,880	543,917
Cedar Shopping Centers, Inc. (REIT)	18,824	58,543
Chatham Lodging Trust (REIT)	4,555	45,186
Chesapeake Lodging Trust (REIT)	10,722	129,415
Cogdell Spencer, Inc. (REIT)	13,073	49,285
Colonial Properties Trust (REIT)	27,034	490,937
Colony Financial, Inc. (REIT)	10,876	140,518
Coresite Realty Corp. (REIT)	6,378	91,524
Cousins Properties, Inc. (REIT)	27,957	163,548
CreXus Investment Corp. (REIT)	19,450	172,716
CubeSmart (REIT)	32,257	275,152
CYS Investments, Inc. (REIT)	27,256	329,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
DCT Industrial Trust, Inc. (REIT)	80,205	$352,100
DiamondRock Hospitality Co. (REIT)	54,521	381,102
DuPont Fabros Technology, Inc. (REIT)	19,063	375,350
Dynex Capital, Inc. (REIT)	13,714	110,535
EastGroup Properties, Inc. (REIT)	8,898	339,370
Education Realty Trust, Inc. (REIT)	23,472	201,624
Entertainment Properties Trust (REIT)	15,265	595,030
Equity Lifestyle Properties, Inc. (REIT)	9,979	625,683
Equity One, Inc. (REIT)	17,942	284,560
Excel Trust, Inc. (REIT)	10,045	96,633
Extra Space Storage, Inc. (REIT)	30,462	567,507
FelCor Lodging Trust, Inc. (REIT)*	40,462	94,276
First Industrial Realty Trust, Inc. (REIT)*	27,914	223,312
First Potomac Realty Trust (REIT)	16,446	205,082
Franklin Street Properties Corp. (REIT)	23,443	265,140
Getty Realty Corp. (REIT)	8,705	125,526
Gladstone Commercial Corp. (REIT)	3,802	59,615
Glimcher Realty Trust (REIT)	34,813	246,476
Government Properties Income Trust (REIT)	11,996	258,034
Hatteras Financial Corp. (REIT)	24,799	623,943
Healthcare Realty Trust, Inc. (REIT)	25,656	432,304
Hersha Hospitality Trust (REIT)	45,950	158,987
Highwoods Properties, Inc. (REIT)	21,458	606,403
Home Properties, Inc. (REIT)	15,563	883,356
Hudson Pacific Properties, Inc. (REIT)	7,430	86,411
Inland Real Estate Corp. (REIT)	25,812	188,428
Invesco Mortgage Capital, Inc. (REIT)	37,896	535,470
Investors Real Estate Trust (REIT)	27,009	194,465
iStar Financial, Inc. (REIT)*	29,718	172,959
Kilroy Realty Corp. (REIT)	19,095	597,673
Kite Realty Group Trust (REIT)	18,435	67,472
LaSalle Hotel Properties (REIT)	27,515	528,288
Lexington Realty Trust (REIT)	39,288	256,944
LTC Properties, Inc. (REIT)	10,183	257,834
Medical Properties Trust, Inc. (REIT)	36,803	329,387
MFA Financial, Inc. (REIT)	117,302	823,460
Mid-America Apartment Communities, Inc. (REIT)	11,944	719,268
Mission West Properties, Inc. (REIT)	6,067	46,049
Monmouth Real Estate Investment Corp. (REIT), Class A	12,046	95,525
MPG Office Trust, Inc. (REIT)*	15,823	33,387
National Health Investors, Inc. (REIT)	8,090	340,832
National Retail Properties, Inc. (REIT)	31,101	835,684
Newcastle Investment Corp. (REIT)	33,878	137,883
NorthStar Realty Finance Corp. (REIT)	31,343	103,432
Omega Healthcare Investors, Inc. (REIT)	33,417	532,333
One Liberty Properties, Inc. (REIT)	3,835	56,221
Parkway Properties, Inc./Maryland (REIT)	7,151	78,732
Pebblebrook Hotel Trust (REIT)	16,577	259,430
Pennsylvania Real Estate Investment Trust (REIT)	18,079	139,751
PennyMac Mortgage Investment Trust (REIT)	8,208	130,507
Post Properties, Inc. (REIT)	16,153	561,155
Potlatch Corp. (REIT)	13,207	416,285
PS Business Parks, Inc. (REIT)	6,187	306,504
RAIT Financial Trust (REIT)	12,982	44,009
Ramco-Gershenson Properties Trust (REIT)	12,846	105,337
Redwood Trust, Inc. (REIT)	25,806	288,253
Resource Capital Corp. (REIT)	23,523	117,615
Retail Opportunity Investments Corp. (REIT)	13,410	148,583
RLJ Lodging Trust (REIT)	8,997	114,892
Sabra Health Care REIT, Inc. (REIT)	12,123	115,653
Saul Centers, Inc. (REIT)	2,489	84,153
Sovran Self Storage, Inc. (REIT)	9,146	339,957
STAG Industrial, Inc. (REIT)	4,941	50,398
Strategic Hotels & Resorts, Inc. (REIT)*	56,372	242,963
Summit Hotel Properties, Inc. (REIT)	6,592	46,540
Sun Communities, Inc. (REIT)	6,939	244,183
Sunstone Hotel Investors, Inc. (REIT)*	38,175	217,216
Tanger Factory Outlet Centers (REIT)	27,917	726,121
Terreno Realty Corp. (REIT)	3,147	40,376
Two Harbors Investment Corp. (REIT)	46,529	410,851
UMH Properties, Inc. (REIT)	4,194	38,123
Universal Health Realty Income Trust (REIT)	3,512	118,038
Urstadt Biddle Properties, Inc. (REIT), Class A	7,917	126,434
Washington Real Estate Investment Trust (REIT)	21,656	610,266
Whitestone REIT (REIT), Class B	2,521	28,084
Winthrop Realty Trust (REIT)	9,713	84,406

		27,532,267

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	2,609	21,342
Consolidated-Tomoka Land Co.	1,328	34,873
Forestar Group, Inc.*	11,378	124,134
Kennedy-Wilson Holdings, Inc.	7,568	80,221
Tejon Ranch Co.*	4,581	109,348

		369,918

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	6,879	49,529
Apollo Residential Mortgage, Inc.*	3,656	59,958
Astoria Financial Corp.	28,432	218,642
Bank Mutual Corp.	16,172	42,209
BankFinancial Corp.	7,084	47,038
Beneficial Mutual Bancorp, Inc.*	10,894	81,160
Berkshire Hills Bancorp, Inc.	6,852	126,556
BofI Holding, Inc.*	2,712	36,504
Brookline Bancorp, Inc.	19,356	149,235
Charter Financial Corp.	2,050	19,229
Clifton Savings Bancorp, Inc.	3,129	28,662
Dime Community Bancshares, Inc.	10,164	102,961
Doral Financial Corp.*	42,547	46,376
ESB Financial Corp.	4,172	45,725
ESSA Bancorp, Inc.	3,531	37,111
Farmer Mac, Class C	3,188	60,668
First Defiance Financial Corp.*	2,876	38,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Holdings, Inc.	4,927	$19,757
First PacTrust Bancorp, Inc.	3,390	38,409
Flagstar Bancorp, Inc.*	59,076	28,941
Flushing Financial Corp.	10,260	110,808
Fox Chase Bancorp, Inc.	4,815	61,054
Franklin Financial Corp.*	4,218	46,567
Home Federal Bancorp, Inc./Idaho	5,330	41,681
Kearny Financial Corp.	4,582	40,505
Meridian Interstate Bancorp, Inc.*	2,718	29,653
MGIC Investment Corp.*	60,971	114,016
Northwest Bancshares, Inc.	34,534	411,300
OceanFirst Financial Corp.	5,010	58,467
Ocwen Financial Corp.*	23,983	316,815
Oritani Financial Corp.	16,561	212,974
PMI Group, Inc.*	46,396	9,279
Provident Financial Services, Inc.	19,696	211,732
Provident New York Bancorp	12,578	73,204
Radian Group, Inc.	43,205	94,619
Rockville Financial, Inc.	9,532	90,363
Roma Financial Corp.	2,835	23,105
Territorial Bancorp, Inc.	3,884	74,379
TrustCo Bank Corp./New York	31,053	138,496
United Financial Bancorp, Inc.	5,185	70,983
ViewPoint Financial Group	11,257	128,893
Walker & Dunlop, Inc.*	3,237	37,614
Westfield Financial, Inc.	9,350	61,617
WSFS Financial Corp.	1,995	62,982

		3,798,314

Total Financials		68,711,794

Health Care (9.1%)
Biotechnology (2.6%)
Achillion Pharmaceuticals, Inc.*	15,171	71,607
Acorda Therapeutics, Inc.*	12,663	252,753
Affymax, Inc.*	11,752	52,649
Alkermes plc*	30,628	467,383
Allos Therapeutics, Inc.*	26,213	48,232
Alnylam Pharmaceuticals, Inc.*	11,878	78,038
AMAG Pharmaceuticals, Inc.*	6,835	100,885
Amicus Therapeutics, Inc.*	4,543	17,445
Anacor Pharmaceuticals, Inc.*	3,260	18,582
Anthera Pharmaceuticals, Inc.*	6,554	31,263
Ardea Biosciences, Inc.*	5,400	84,348
Arena Pharmaceuticals, Inc.*	47,282	68,559
ARIAD Pharmaceuticals, Inc.*	42,357	372,318
ArQule, Inc.*	17,120	86,456
Array BioPharma, Inc.*	18,733	36,717
Astex Pharmaceuticals*	17,173	32,972
AVEO Pharmaceuticals, Inc.*	10,013	154,100
AVI BioPharma, Inc.*	45,057	50,464
BioCryst Pharmaceuticals, Inc.*	8,570	23,653
BioMimetic Therapeutics, Inc.*	5,986	19,754
BioSante Pharmaceuticals, Inc.*	35,093	80,012
Biospecifics Technologies Corp.*	1,436	23,177
Biotime, Inc.*	8,343	36,793
Cell Therapeutics, Inc.*	62,136	65,864
Celldex Therapeutics, Inc.*	13,315	30,425
Cepheid, Inc.*	19,820	769,611
Chelsea Therapeutics International Ltd.*	17,173	62,681
Cleveland Biolabs, Inc.*	9,116	23,155
Codexis, Inc.*	8,302	37,940
Cubist Pharmaceuticals, Inc.*	19,246	679,769
Curis, Inc.*	24,270	76,693
Cytori Therapeutics, Inc.*	16,095	47,480
DUSA Pharmaceuticals, Inc.*	7,221	26,718
Dyax Corp.*	32,897	41,450
Dynavax Technologies Corp.*	39,591	73,639
Emergent Biosolutions, Inc.*	7,791	120,215
Enzon Pharmaceuticals, Inc.*	12,283	86,472
Exact Sciences Corp.*	16,700	110,721
Exelixis, Inc.*	40,995	223,833
Genomic Health, Inc.*	5,407	118,846
Geron Corp.*	41,694	88,391
GTx, Inc.*	6,674	22,358
Halozyme Therapeutics, Inc.*	26,298	161,470
Horizon Pharma, Inc.*	1,620	11,324
Idenix Pharmaceuticals, Inc.*	17,588	87,764
Immunogen, Inc.*	24,088	264,005
Immunomedics, Inc.*	21,043	67,338
Incyte Corp.*	28,384	396,524
Infinity Pharmaceuticals, Inc.*	6,313	44,507
Inhibitex, Inc.*	20,854	51,301
Insmed, Inc.*	8,309	42,376
InterMune, Inc.*	17,341	350,288
Ironwood Pharmaceuticals, Inc.*	16,230	175,284
Isis Pharmaceuticals, Inc.*	31,973	216,777
Keryx Biopharmaceuticals, Inc.*	22,319	66,957
Lexicon Pharmaceuticals, Inc.*	55,829	51,357
Ligand Pharmaceuticals, Inc., Class B*	6,264	85,692
MannKind Corp.*	24,920	94,447
Maxygen, Inc.	9,720	53,168
Medivation, Inc.*	10,043	170,530
Metabolix, Inc.*	11,199	49,052
Micromet, Inc.*	29,412	141,178
Momenta Pharmaceuticals, Inc.*	14,761	169,752
Nabi Biopharmaceuticals*	12,671	21,287
Neurocrine Biosciences, Inc.*	15,738	94,113
Novavax, Inc.*	31,678	51,002
NPS Pharmaceuticals, Inc.*	27,546	179,324
Nymox Pharmaceutical Corp.*	5,860	47,935
OncoGenex Pharmaceutical, Inc.*	2,846	27,891
Oncothyreon, Inc.*	13,325	79,684
Onyx Pharmaceuticals, Inc.*	20,333	610,193
Opko Health, Inc.*	34,859	150,939
Orexigen Therapeutics, Inc.*	10,767	21,426
Osiris Therapeutics, Inc.*	4,816	24,658
PDL BioPharma, Inc.	45,263	251,210
Peregrine Pharmaceuticals, Inc.*	26,181	28,537
Pharmacyclics, Inc.*	14,721	174,149
PharmAthene, Inc.*	10,734	18,892
Progenics Pharmaceuticals, Inc.*	9,511	54,593
Raptor Pharmaceutical Corp.*	15,093	68,069
Rigel Pharmaceuticals, Inc.*	22,039	162,207
Sangamo BioSciences, Inc.*	16,721	72,736
Savient Pharmaceuticals, Inc.*	22,941	94,058
Sciclone Pharmaceuticals, Inc.*	11,558	44,036
Seattle Genetics, Inc.*	30,974	590,364
SIGA Technologies, Inc.*	11,760	38,455
Spectrum Pharmaceuticals, Inc.*	16,667	127,169
Sunesis Pharmaceuticals, Inc.*	9,592	11,798
Synta Pharmaceuticals Corp.*	6,852	22,269
Targacept, Inc.*	8,837	132,555
Theravance, Inc.*	22,115	445,396
Trius Therapeutics, Inc.*	2,143	13,501
Vanda Pharmaceuticals, Inc.*	9,406	46,560
Vical, Inc.*	23,399	58,030
Zalicus, Inc.*	22,158	21,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
ZIOPHARM Oncology, Inc.*	18,728	$82,590
Zogenix, Inc.*	6,796	12,437

		11,545,303

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.*	7,232	165,685
ABIOMED, Inc.*	10,166	112,131
Accuray, Inc.*	22,018	88,512
Align Technology, Inc.*	19,718	299,122
Alimera Sciences, Inc.*	3,334	26,672
Alphatec Holdings, Inc.*	16,122	34,017
Analogic Corp.	4,021	182,594
AngioDynamics, Inc.*	7,992	105,015
Antares Pharma, Inc.*	28,140	65,285
ArthroCare Corp.*	8,773	252,399
AtriCure, Inc.*	4,564	44,453
Atrion Corp.	499	103,488
Bacterin International Holdings, Inc.*	6,704	13,408
Biolase Technology, Inc.*	10,040	30,120
Cantel Medical Corp.	4,217	89,063
Cardiovascular Systems, Inc.*	4,590	52,280
Cerus Corp.*	14,465	30,666
Conceptus, Inc.*	10,009	104,794
CONMED Corp.*	9,065	208,586
CryoLife, Inc.*	8,998	40,401
Cyberonics, Inc.*	9,084	257,077
Cynosure, Inc., Class A*	2,906	29,322
Delcath Systems, Inc.*	15,533	51,880
DexCom, Inc.*	21,550	258,600
DynaVox, Inc., Class A*	2,860	10,296
Endologix, Inc.*	15,665	157,277
Exactech, Inc.*	2,849	40,114
Greatbatch, Inc.*	7,477	149,615
Haemonetics Corp.*	8,268	483,513
Hansen Medical, Inc.*	15,394	51,108
HeartWare International, Inc.*	3,848	247,850
ICU Medical, Inc.*	3,895	143,336
Insulet Corp.*	14,758	225,207
Integra LifeSciences Holdings Corp.*	6,706	239,874
Invacare Corp.	9,185	211,622
IRIS International, Inc.*	5,901	52,932
Kensey Nash Corp.*	2,727	66,811
MAKO Surgical Corp.*	10,264	351,234
Masimo Corp.	16,878	365,409
Medical Action Industries, Inc.*	4,797	24,225
Meridian Bioscience, Inc.	13,243	208,445
Merit Medical Systems, Inc.*	13,452	176,759
Natus Medical, Inc.*	9,315	88,586
Neogen Corp.*	7,450	258,664
Neoprobe Corp.*	30,362	89,872
NuVasive, Inc.*	12,764	217,881
NxStage Medical, Inc.*	14,329	298,903
OraSure Technologies, Inc.*	14,892	118,540
Orthofix International N.V.*	5,781	199,502
Palomar Medical Technologies, Inc.*	6,204	48,888
Quidel Corp.*	9,132	149,491
Rockwell Medical Technologies, Inc.*	5,305	43,289
RTI Biologics, Inc.*	17,660	58,101
Solta Medical, Inc.*	18,082	22,602
SonoSite, Inc.*	4,091	124,121
Spectranetics Corp.*	10,655	76,077
STAAR Surgical Co.*	11,382	88,780
Stereotaxis, Inc.*	12,935	14,358
STERIS Corp.	19,079	558,442
SurModics, Inc.*	5,082	46,246
Symmetry Medical, Inc.*	11,668	90,077
Synergetics USA, Inc.*	7,354	39,638
Synovis Life Technologies, Inc.*	3,680	61,456
Tornier N.V.*	3,399	69,645
Unilife Corp.*	18,265	76,713
Uroplasty, Inc.*	7,002	33,960
Vascular Solutions, Inc.*	5,555	63,605
Volcano Corp.*	16,738	495,947
West Pharmaceutical Services, Inc.	10,781	399,975
Wright Medical Group, Inc.*	12,531	224,054
Young Innovations, Inc.	1,803	51,385
Zoll Medical Corp.*	7,042	265,765

		10,225,760

Health Care Providers & Services (2.1%)
Accretive Health, Inc.*	12,832	272,423
Air Methods Corp.*	3,630	231,122
Alliance HealthCare Services, Inc.*	6,918	7,887
Almost Family, Inc.*	2,761	45,915
Amedisys, Inc.*	9,459	140,182
American Dental Partners, Inc.*	4,999	48,290
AMN Healthcare Services, Inc.*	12,961	51,974
Amsurg Corp.*	10,018	225,405
Assisted Living Concepts, Inc., Class A	6,248	79,162
Bio-Reference Labs, Inc.*	7,875	144,979
BioScrip, Inc.*	12,995	82,648
Capital Senior Living Corp.*	8,903	54,931
CardioNet, Inc.*	7,619	22,857
Centene Corp.*	16,058	460,383
Chemed Corp.	6,835	375,652
Chindex International, Inc.*	3,423	30,157
Continucare Corp.*	9,528	60,789
Corvel Corp.*	1,992	84,660
Cross Country Healthcare, Inc.*	9,384	39,225
Emeritus Corp.*	9,789	138,025
Ensign Group, Inc.	5,195	120,056
ExamWorks Group, Inc.*	8,702	88,586
Five Star Quality Care, Inc.*	13,884	34,710
Gentiva Health Services, Inc.*	9,947	54,907
Hanger Orthopedic Group, Inc.*	10,730	202,690
HealthSouth Corp.*	30,441	454,484
Healthspring, Inc.*	21,757	793,260
Healthways, Inc.*	10,893	107,078
HMS Holdings Corp.*	27,206	663,554
IPC The Hospitalist Co., Inc.*	5,239	186,980
Kindred Healthcare, Inc.*	16,695	143,911
Landauer, Inc.	3,043	150,750
LHC Group, Inc.*	5,048	86,119
Magellan Health Services, Inc.*	10,305	497,731
MedQuist Holdings, Inc.*	10,096	76,326
Metropolitan Health Networks, Inc.*	13,207	59,960
Molina Healthcare, Inc.*	9,020	139,269
MWI Veterinary Supply, Inc.*	4,031	277,413
National Healthcare Corp.	3,297	106,493
National Research Corp.	534	17,697
Owens & Minor, Inc.	20,518	584,353
PharMerica Corp.*	9,393	134,038
Providence Service Corp.*	3,992	42,515
PSS World Medical, Inc.*	17,837	351,211
RadNet, Inc.*	8,775	21,411
Select Medical Holdings Corp.*	14,390	95,981
Skilled Healthcare Group, Inc., Class A*	5,802	20,945
Sun Healthcare Group, Inc.*	7,371	19,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sunrise Senior Living, Inc.*	18,413	$85,252
Team Health Holdings, Inc.*	8,540	140,227
Triple-S Management Corp., Class B*	6,233	104,403
U.S. Physical Therapy, Inc.	3,761	69,654
Universal American Corp.	10,316	103,779
Vanguard Health Systems, Inc.*	9,735	98,908
WellCare Health Plans, Inc.*	13,673	519,301

		9,250,520

Health Care Technology (0.5%)
athenahealth, Inc.*	11,188	666,245
Computer Programs & Systems, Inc.	3,546	234,568
Epocrates, Inc.*	1,867	16,822
HealthStream, Inc.*	4,910	62,995
MedAssets, Inc.*	15,342	147,437
Medidata Solutions, Inc.*	6,725	110,559
Merge Healthcare, Inc.*	16,595	101,063
Omnicell, Inc.*	10,652	146,785
Quality Systems, Inc.	6,221	603,437
Transcend Services, Inc.*	2,802	63,157

		2,153,068

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	22,637	110,921
Albany Molecular Research, Inc.*	6,861	19,348
BG Medicine, Inc.*	2,088	7,412
Caliper Life Sciences, Inc.*	15,080	157,888
Cambrex Corp.*	9,232	46,529
Complete Genomics, Inc.*	2,949	17,311
Enzo Biochem, Inc.*	11,200	28,784
eResearchTechnology, Inc.*	15,743	70,214
Fluidigm Corp.*	1,884	26,244
Furiex Pharmaceuticals, Inc.*	3,233	46,006
Harvard Bioscience, Inc.*	7,742	32,671
Luminex Corp.*	12,126	268,834
Medtox Scientific, Inc.	2,503	32,764
Pacific Biosciences of California, Inc.*	11,450	36,755
PAREXEL International Corp.*	18,913	358,023
Sequenom, Inc.*	31,846	162,096

		1,421,800

Pharmaceuticals (1.3%)
Acura Pharmaceuticals, Inc.*	3,634	12,356
Aegerion Pharmaceuticals, Inc.*	2,983	37,795
Akorn, Inc.*	17,965	140,307
Ampio Pharmaceuticals, Inc.*	6,420	42,693
Auxilium Pharmaceuticals, Inc.*	15,421	231,161
AVANIR Pharmaceuticals, Inc., Class A*	39,923	114,180
Cadence Pharmaceuticals, Inc.*	12,258	80,290
Columbia Laboratories, Inc.*	18,686	36,438
Corcept Therapeutics, Inc.*	13,586	42,116
Cornerstone Therapeutics, Inc.*	2,214	14,169
Depomed, Inc.*	17,201	92,885
Durect Corp.*	25,134	40,466
Endocyte, Inc.*	5,520	58,512
Hi-Tech Pharmacal Co., Inc.*	3,316	111,418
Impax Laboratories, Inc.*	20,978	375,716
ISTA Pharmaceuticals, Inc.*	10,285	35,483
Jazz Pharmaceuticals, Inc.*	7,089	294,335
KV Pharmaceutical Co., Class A*	15,499	20,924
Lannett Co., Inc.*	5,060	19,380
MAP Pharmaceuticals, Inc.*	7,006	102,428
Medicines Co.*	17,301	257,439
Medicis Pharmaceutical Corp., Class A	19,873	724,967
Nektar Therapeutics*	36,813	178,543
Neostem, Inc.*	12,439	8,085
Obagi Medical Products, Inc.*	6,046	54,837
Optimer Pharmaceuticals, Inc.*	14,866	205,745
Pacira Pharmaceuticals, Inc.*	1,607	15,957
Pain Therapeutics, Inc.*	11,959	56,925
Par Pharmaceutical Cos., Inc.*	11,667	310,575
Pernix Therapeutics Holdings*	1,259	11,104
Pozen, Inc.*	7,802	18,803
Questcor Pharmaceuticals, Inc.*	17,031	464,265
Sagent Pharmaceuticals, Inc.*	2,218	44,892
Salix Pharmaceuticals Ltd.*	18,778	555,829
Santarus, Inc.*	17,373	48,471
Sucampo Pharmaceuticals, Inc., Class A*	3,805	14,193
Transcept Pharmaceuticals, Inc.*	1,473	9,751
ViroPharma, Inc.*	22,674	409,719
Vivus, Inc.*	28,556	230,447
XenoPort, Inc.*	11,403	67,278

		5,590,877

Total Health Care		40,187,328

Industrials (10.6%)
Aerospace & Defense (1.4%)
AAR Corp.	12,747	212,493
Aerovironment, Inc.*	5,416	152,460
American Science & Engineering, Inc.	2,914	177,900
Astronics Corp.*	2,901	81,953
Astronics Corp., Class B*	272	7,494
Ceradyne, Inc.*	7,987	214,770
Cubic Corp.	5,090	198,866
Curtiss-Wright Corp.	14,909	429,826
DigitalGlobe, Inc.*	11,348	220,492
Ducommun, Inc.	3,461	51,846
Esterline Technologies Corp.*	9,790	507,514
GenCorp, Inc.*	18,817	84,488
GeoEye, Inc.*	7,135	202,277
HEICO Corp.	13,386	659,127
Hexcel Corp.*	31,467	697,309
KEYW Holding Corp.*	6,116	43,485
Kratos Defense & Security Solutions, Inc.*	10,572	71,044
LMI Aerospace, Inc.*	2,983	50,890
Moog, Inc., Class A*	14,581	475,632
National Presto Industries, Inc.	1,535	133,407
Orbital Sciences Corp.*	18,759	240,115
Taser International, Inc.*	19,394	83,588
Teledyne Technologies, Inc.*	11,795	576,304
Triumph Group, Inc.	12,079	588,730

		6,162,010

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	17,150	74,259
Atlas Air Worldwide Holdings, Inc.*	8,406	279,836
Forward Air Corp.	9,391	239,001
Hub Group, Inc., Class A*	11,784	333,134
Pacer International, Inc.*	10,423	39,086
Park-Ohio Holdings Corp.*	2,421	29,076

		994,392

Airlines (0.4%)
Alaska Air Group, Inc.*	11,533	649,193
Allegiant Travel Co.*	4,766	224,622
Hawaiian Holdings, Inc.*	16,163	68,046
JetBlue Airways Corp.*	79,324	325,228
Republic Airways Holdings, Inc.*	15,826	44,788
SkyWest, Inc.	16,944	195,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Spirit Airlines, Inc.*	5,097	$63,712
U.S. Airways Group, Inc.*	52,145	286,798

		1,857,412

Building Products (0.5%)
A.O. Smith Corp.	12,249	392,335
AAON, Inc.	6,009	94,642
Ameresco, Inc., Class A*	5,772	58,644
American Woodmark Corp.	2,846	34,465
Ameron International Corp.	2,942	249,894
Apogee Enterprises, Inc.	9,042	77,671
Builders FirstSource, Inc.*	13,374	16,985
Gibraltar Industries, Inc.*	9,684	78,634
Griffon Corp.*	15,286	125,039
Insteel Industries, Inc.	5,703	57,429
NCI Building Systems, Inc.*	6,487	49,042
Quanex Building Products Corp.	12,215	133,754
Simpson Manufacturing Co., Inc.	13,389	333,788
Trex Co., Inc.*	5,011	80,326
Universal Forest Products, Inc.	6,266	150,697
USG Corp.*	23,067	155,241

		2,088,586

Commercial Services & Supplies (1.8%)
A.T. Cross Co., Class A*	3,116	35,148
ABM Industries, Inc.	17,067	325,297
ACCO Brands Corp.*	17,689	84,376
American Reprographics Co.*	12,465	41,882
APAC Customer Services, Inc.*	10,075	85,839
Brink’s Co.	15,005	349,767
Casella Waste Systems, Inc., Class A*	7,536	39,639
Cenveo, Inc.*	17,788	53,542
Clean Harbors, Inc.*	15,062	772,681
Consolidated Graphics, Inc.*	2,885	105,389
Courier Corp.	3,446	22,537
Deluxe Corp.	16,564	308,090
EnergySolutions, Inc.*	25,635	90,492
EnerNOC, Inc.*	7,502	67,518
Ennis, Inc.	8,380	109,443
Fuel Tech, Inc.*	5,953	34,646
G&K Services, Inc., Class A	5,970	152,474
GEO Group, Inc.*	20,843	386,846
Healthcare Services Group, Inc.	21,397	345,348
Heritage-Crystal Clean, Inc.*	1,396	25,351
Herman Miller, Inc.	18,413	328,856
Higher One Holdings, Inc.*	9,826	159,869
HNI Corp.	14,447	276,371
InnerWorkings, Inc.*	8,232	64,539
Interface, Inc., Class A	16,931	200,802
Intersections, Inc.	3,046	39,141
Kimball International, Inc., Class B	10,029	48,741
Knoll, Inc.	15,377	210,665
M&F Worldwide Corp.*	3,348	82,428
McGrath RentCorp	7,818	185,990
Metalico, Inc.*	13,051	50,899
Mine Safety Appliances Co.	8,771	236,466
Mobile Mini, Inc.*	11,795	193,910
Multi-Color Corp.	3,615	81,663
Quad/Graphics, Inc.	8,127	146,855
Rollins, Inc.	20,452	382,657
Schawk, Inc.	3,971	39,194
Standard Parking Corp.*	4,970	77,731
Steelcase, Inc., Class A	25,567	161,328
Swisher Hygiene, Inc.*	27,170	110,038
Sykes Enterprises, Inc.*	13,433	200,823
Team, Inc.*	6,213	130,349
Tetra Tech, Inc.*	20,054	375,812
TMS International Corp., Class A*	3,736	27,198
TRC Cos., Inc.*	5,196	15,640
U.S. Ecology, Inc.	5,934	91,799
UniFirst Corp.	4,537	205,481
United Stationers, Inc.	14,785	402,891
Viad Corp.	6,503	110,421
WCA Waste Corp.*	4,610	19,546

		8,094,408

Construction & Engineering (0.5%)
Argan, Inc.*	2,256	22,966
Comfort Systems USA, Inc.	12,195	101,463
Dycom Industries, Inc.*	11,310	173,043
EMCOR Group, Inc.*	21,516	437,420
Furmanite Corp.*	11,827	63,984
Granite Construction, Inc.	12,488	234,400
Great Lakes Dredge & Dock Corp.	18,839	76,675
Insituform Technologies, Inc., Class A*	12,711	147,193
Layne Christensen Co.*	6,285	145,184
MasTec, Inc.*	18,199	320,484
Michael Baker Corp.*	2,726	52,148
MYR Group, Inc.*	6,428	113,390
Northwest Pipe Co.*	2,940	59,653
Orion Marine Group, Inc.*	8,879	51,232
Pike Electric Corp.*	4,830	32,699
Primoris Services Corp.	8,513	89,046
Sterling Construction Co., Inc.*	5,284	59,022
Tutor Perini Corp.	10,013	115,049
UniTek Global Services, Inc.*	3,051	15,133

		2,310,184

Electrical Equipment (0.9%)
A123 Systems, Inc.*	28,582	98,322
Active Power, Inc.*	23,511	30,329
Acuity Brands, Inc.	13,952	502,830
American Superconductor Corp.*	14,526	57,087
AZZ, Inc.	4,017	155,739
Belden, Inc.	15,184	391,595
Brady Corp., Class A	15,287	404,035
Broadwind Energy, Inc.*	48,985	15,680
Capstone Turbine Corp.*	79,056	79,056
Coleman Cable, Inc.*	2,451	20,735
Encore Wire Corp.	5,906	121,546
Ener1, Inc.*	22,811	3,125
EnerSys*	16,142	323,163
Franklin Electric Co., Inc.	7,456	270,504
FuelCell Energy, Inc.*	42,807	35,954
Generac Holdings, Inc.*	7,946	149,464
Global Power Equipment Group, Inc.*	4,984	115,978
II-VI, Inc.*	16,617	290,798
LSI Industries, Inc.	6,092	37,953
Powell Industries, Inc.*	2,786	86,282
PowerSecure International, Inc.*	6,482	30,660
Preformed Line Products Co.	725	33,205
SatCon Technology Corp.*	26,967	25,619
Thermon Group Holdings, Inc.*	3,301	45,620
Valence Technology, Inc.*	20,928	21,765
Vicor Corp.	6,361	55,659
Woodward, Inc.	19,737	540,794

		3,943,497

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	5,791	279,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Seaboard Corp.	100	$180,199
Standex International Corp.	3,986	124,084
Tredegar Corp.	7,625	113,079

		696,488

Machinery (2.1%)
3D Systems Corp.*	13,419	187,732
Accuride Corp.*	13,119	67,169
Actuant Corp., Class A	22,070	435,882
Alamo Group, Inc.	2,042	42,453
Albany International Corp., Class A	8,888	162,206
Altra Holdings, Inc.*	8,614	99,664
American Railcar Industries, Inc.*	3,163	48,647
Ampco-Pittsburgh Corp.	2,762	56,483
Astec Industries, Inc.*	6,424	188,095
Badger Meter, Inc.	4,845	140,166
Barnes Group, Inc.	17,503	336,933
Blount International, Inc.*	15,558	207,855
Briggs & Stratton Corp.	16,273	219,848
Cascade Corp.	2,957	98,734
Chart Industries, Inc.*	9,425	397,452
CIRCOR International, Inc.	5,537	162,622
CLARCOR, Inc.	16,207	670,646
Colfax Corp.*	7,894	159,932
Columbus McKinnon Corp.*	6,169	67,612
Commercial Vehicle Group, Inc.*	9,240	60,707
Douglas Dynamics, Inc.	6,170	78,852
Dynamic Materials Corp.	4,271	67,268
Energy Recovery, Inc.*	15,310	46,083
EnPro Industries, Inc.*	6,629	196,749
ESCO Technologies, Inc.	8,556	218,178
Federal Signal Corp.	20,091	88,802
Flow International Corp.*	15,900	35,139
Force Protection, Inc.*	22,667	87,268
FreightCar America, Inc.*	3,888	56,026
Gorman-Rupp Co.	4,872	120,290
Graham Corp.	3,240	53,914
Greenbrier Cos., Inc.*	5,954	69,364
Hurco Cos., Inc.*	2,117	42,975
John Bean Technologies Corp.	9,188	131,021
Kadant, Inc.*	3,938	69,939
Kaydon Corp.	10,537	302,201
L.B. Foster Co., Class A	3,049	67,779
Lindsay Corp.	4,040	217,352
Lydall, Inc.*	5,574	49,609
Meritor, Inc.*	30,402	214,638
Met-Pro Corp.	4,834	41,476
Middleby Corp.*	6,015	423,817
Miller Industries, Inc.	3,783	65,635
Mueller Industries, Inc.	12,155	469,061
Mueller Water Products, Inc., Class A	50,062	124,154
NACCO Industries, Inc., Class A	1,869	118,494
NN, Inc.*	4,974	25,119
Omega Flex, Inc.*	853	11,345
PMFG, Inc.*	5,604	88,375
RBC Bearings, Inc.*	7,032	239,018
Robbins & Myers, Inc.	12,673	439,880
Sauer-Danfoss, Inc.*	3,707	107,132
Sun Hydraulics Corp.	6,430	131,043
Tecumseh Products Co., Class A*	6,035	43,995
Tennant Co.	6,175	218,410
Titan International, Inc.	13,553	203,295
Trimas Corp.*	8,168	121,295
Twin Disc, Inc.	2,695	71,876
Wabash National Corp.*	22,061	105,231
Watts Water Technologies, Inc., Class A	9,693	258,318
Xerium Technologies, Inc.*	3,240	33,923

		9,365,177

Marine (0.0%)
Baltic Trading Ltd.	5,864	27,268
Eagle Bulk Shipping, Inc.*	19,320	30,332
Excel Maritime Carriers Ltd.*	13,533	28,149
Genco Shipping & Trading Ltd.*	9,509	74,265
International Shipholding Corp.	1,727	31,932
Ultrapetrol Bahamas Ltd.*	6,150	13,961

		205,907

Professional Services (1.1%)
Acacia Research Corp. - Acacia Technologies*	13,707	493,315
Advisory Board Co.*	5,085	328,135
Barrett Business Services, Inc.	2,230	31,086
CBIZ, Inc.*	12,514	82,467
CDI Corp.	3,862	41,246
Corporate Executive Board Co.	11,117	331,287
CoStar Group, Inc.*	8,124	422,204
CRA International, Inc.*	3,439	68,814
Dolan Co.*	9,678	87,005
Exponent, Inc.*	4,471	184,787
Franklin Covey Co.*	3,847	29,237
FTI Consulting, Inc.*	13,510	497,303
GP Strategies Corp.*	4,819	48,142
Heidrick & Struggles International, Inc.	5,708	93,897
Hill International, Inc.*	7,502	35,109
Hudson Highland Group, Inc.*	9,921	33,930
Huron Consulting Group, Inc.*	7,107	221,241
ICF International, Inc.*	6,267	117,882
Insperity, Inc.	7,376	164,116
Kelly Services, Inc., Class A	8,443	96,250
Kforce, Inc.*	10,819	106,134
Korn/Ferry International*	15,099	184,057
Mistras Group, Inc.*	4,693	82,409
Navigant Consulting, Inc.*	16,539	153,317
Odyssey Marine Exploration, Inc.*	23,486	57,776
On Assignment, Inc.*	11,810	83,497
Pendrell Corp.*	48,502	109,130
Resources Connection, Inc.	14,895	145,673
RPX Corp.*	3,078	63,745
School Specialty, Inc.*	5,416	38,616
TrueBlue, Inc.*	14,227	161,192
VSE Corp.	1,200	31,056

		4,624,055

Road & Rail (0.8%)
Amerco, Inc.*	2,781	173,673
Arkansas Best Corp.	8,106	130,912
Avis Budget Group, Inc.*	33,691	325,792
Celadon Group, Inc.	6,517	57,871
Covenant Transportation Group, Inc., Class A*	2,430	8,869
Dollar Thrifty Automotive Group, Inc.*	9,288	522,914
Genesee & Wyoming, Inc., Class A*	12,746	592,944
Heartland Express, Inc.	16,134	218,777
Knight Transportation, Inc.	19,674	261,861
Marten Transport Ltd.	4,894	84,373
Old Dominion Freight Line, Inc.*	15,208	440,576
Patriot Transportation Holding, Inc.*	2,014	40,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Quality Distribution, Inc.*	4,912	$44,061
RailAmerica, Inc.*	6,847	89,216
Roadrunner Transportation Systems, Inc.*	2,758	37,840
Saia, Inc.*	5,155	54,231
Swift Transportation Co.*	25,424	163,730
Universal Truckload Services, Inc.	1,579	20,527
Werner Enterprises, Inc.	14,035	292,349
Zipcar, Inc.*	3,319	59,742

		3,620,961

Trading Companies & Distributors (0.7%)
Aceto Corp.	8,715	46,102
Aircastle Ltd.	18,633	177,386
Applied Industrial Technologies, Inc.	13,648	370,680
Beacon Roofing Supply, Inc.*	14,773	236,220
CAI International, Inc.*	3,987	46,728
DXP Enterprises, Inc.*	2,797	52,667
Essex Rental Corp.*	4,719	11,609
H&E Equipment Services, Inc.*	9,149	75,479
Houston Wire & Cable Co.	5,681	65,275
Interline Brands, Inc.*	10,695	137,645
Kaman Corp.	8,414	234,330
Lawson Products, Inc.	974	13,168
RSC Holdings, Inc.*	21,776	155,263
Rush Enterprises, Inc., Class A*	10,333	146,315
SeaCube Container Leasing Ltd.	3,686	44,711
TAL International Group, Inc.	7,106	177,224
Textainer Group Holdings Ltd.	3,706	75,158
Titan Machinery, Inc.*	4,951	88,623
United Rentals, Inc.*	20,079	338,130
Watsco, Inc.	9,089	464,448

		2,957,161

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	6,747	73,745

Total Industrials		46,993,983

Information Technology (12.1%)
Communications Equipment (1.6%)
ADTRAN, Inc.	20,799	550,342
Anaren, Inc.*	4,798	91,882
Arris Group, Inc.*	39,733	409,250
Aruba Networks, Inc.*	27,432	573,603
Aviat Networks, Inc.*	19,790	46,507
Bel Fuse, Inc., Class B	3,438	53,598
BigBand Networks, Inc.*	12,503	16,004
Black Box Corp.	5,761	122,997
Blue Coat Systems, Inc.*	14,015	194,528
Calix, Inc.*	12,094	94,333
Communications Systems, Inc.	2,262	29,406
Comtech Telecommunications Corp.	8,570	240,731
DG FastChannel, Inc.*	8,799	149,143
Dialogic, Inc.*	4,731	8,752
Digi International, Inc.*	8,114	89,254
Emcore Corp.*	26,148	25,887
Emulex Corp.*	28,342	181,389
Extreme Networks, Inc.*	29,552	78,313
Finisar Corp.*	28,791	504,994
Globecomm Systems, Inc.*	7,131	96,340
Harmonic, Inc.*	36,893	157,164
Infinera Corp.*	33,598	259,377
InterDigital, Inc.	14,568	678,577
Ixia*	12,398	95,093
KVH Industries, Inc.*	4,589	36,299
Loral Space & Communications, Inc.*	3,520	176,352
Meru Networks, Inc.*	3,166	25,803
NETGEAR, Inc.*	11,774	304,829
Numerex Corp., Class A*	2,611	14,517
Oclaro, Inc.*	16,397	59,685
Oplink Communications, Inc.*	6,136	92,899
Opnext, Inc.*	13,679	17,099
ORBCOMM, Inc.*	11,538	29,422
Plantronics, Inc.	15,461	439,865
Powerwave Technologies, Inc.*	50,314	86,540
Procera Networks, Inc.*	4,455	42,768
ShoreTel, Inc.*	15,112	75,258
Sonus Networks, Inc.*	68,035	147,636
Sycamore Networks, Inc.	6,509	117,487
Symmetricom, Inc.*	13,857	60,139
Tekelec*	19,844	119,858
ViaSat, Inc.*	11,649	388,028
Westell Technologies, Inc., Class A*	17,757	38,355

		7,020,303

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	9,552	73,932
Cray, Inc.*	11,580	61,490
Dot Hill Systems Corp.*	16,418	24,791
Electronics for Imaging, Inc.*	14,978	201,754
Imation Corp.*	9,656	70,585
Immersion Corp.*	9,221	55,142
Intermec, Inc.*	19,191	125,125
Intevac, Inc.*	7,406	51,768
Novatel Wireless, Inc.*	9,702	29,300
OCZ Technology Group, Inc.*	16,520	80,122
Quantum Corp.*	72,467	131,165
Rimage Corp.	2,857	36,141
Silicon Graphics International Corp.*	9,971	118,854
STEC, Inc.*	13,258	134,436
Stratasys, Inc.*	6,811	126,276
Super Micro Computer, Inc.*	8,609	107,871
Synaptics, Inc.*	10,451	249,779
Xyratex Ltd.	9,869	91,486

		1,770,017

Electronic Equipment, Instruments & Components (1.7%)
Aeroflex Holding Corp.*	6,409	58,322
Agilysys, Inc.*	6,006	42,823
Anixter International, Inc.	9,350	443,564
Benchmark Electronics, Inc.*	19,456	253,123
Brightpoint, Inc.*	21,918	201,865
Checkpoint Systems, Inc.*	12,911	175,331
Cognex Corp.	13,304	360,671
Coherent, Inc.*	8,044	345,570
CTS Corp.	10,934	88,893
Daktronics, Inc.	11,254	96,559
DDi Corp.	5,112	37,011
DTS, Inc.*	5,591	138,824
Echelon Corp.*	11,281	79,080
Electro Rent Corp.	6,009	82,984
Electro Scientific Industries, Inc.*	7,204	85,655
eMagin Corp.*	5,221	13,731
Fabrinet*	6,533	122,167
FARO Technologies, Inc.*	5,225	164,849
FEI Co.*	12,410	371,804
GSI Group, Inc.*	8,257	63,414
Identive Group, Inc.*	11,816	23,514
Insight Enterprises, Inc.*	14,955	226,419
Kemet Corp.*	14,144	101,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
LeCroy Corp.*	5,414	$42,771
Littelfuse, Inc.	7,300	293,533
Maxwell Technologies, Inc.*	8,943	164,641
Measurement Specialties, Inc.*	4,777	124,011
Mercury Computer Systems, Inc.*	9,686	111,389
Methode Electronics, Inc.	11,778	87,510
Microvision, Inc.*	33,536	22,808
MTS Systems Corp.	4,988	152,832
Multi-Fineline Electronix, Inc.*	2,942	58,663
NeoPhotonics Corp.*	2,816	19,374
Newport Corp.*	11,960	129,288
OSI Systems, Inc.*	6,102	204,539
Park Electrochemical Corp.	6,724	143,692
PC Connection, Inc.*	2,992	23,876
Plexus Corp.*	11,398	257,823
Power-One, Inc.*	21,899	98,545
Pulse Electronics Corp.	14,094	40,309
RadiSys Corp.*	5,950	36,414
Richardson Electronics Ltd.	4,368	59,448
Rofin-Sinar Technologies, Inc.*	9,128	175,258
Rogers Corp.*	5,118	200,267
Sanmina-SCI Corp.*	25,800	172,344
Scansource, Inc.*	8,669	256,256
SYNNEX Corp.*	8,028	210,334
TTM Technologies, Inc.*	16,668	158,513
Universal Display Corp.*	12,345	591,819
Viasystems Group, Inc.*	778	13,685
Vishay Precision Group, Inc.*	3,990	52,588
X-Rite, Inc.*	8,060	30,064
Zygo Corp.*	5,076	58,679

		7,568,576

Internet Software & Services (1.3%)
Active Network, Inc.*	3,989	58,838
Ancestry.com, Inc.*	10,260	241,110
Bankrate, Inc.*	7,497	114,029
Carbonite, Inc.*	2,390	28,776
comScore, Inc.*	10,321	174,115
Constant Contact, Inc.*	9,459	163,546
Cornerstone OnDemand, Inc.*	3,807	47,740
DealerTrack Holdings, Inc.*	13,193	206,734
Demand Media, Inc.*	3,077	24,616
Dice Holdings, Inc.*	15,564	121,711
Digital River, Inc.*	12,826	265,883
EarthLink, Inc.	36,059	235,465
Envestnet, Inc.*	6,210	62,100
FriendFinder Networks, Inc.*	1,273	2,342
InfoSpace, Inc.*	12,050	100,738
Internap Network Services Corp.*	16,719	82,258
IntraLinks Holdings, Inc.*	10,434	78,359
j2 Global Communications, Inc.	14,889	400,514
Keynote Systems, Inc.	4,441	93,838
KIT Digital, Inc.*	12,504	105,034
Limelight Networks, Inc.*	22,512	53,128
Liquidity Services, Inc.*	6,040	193,703
LivePerson, Inc.*	17,023	169,379
LogMeIn, Inc.*	6,530	216,861
LoopNet, Inc.*	5,448	93,324
Marchex, Inc., Class B	7,047	59,900
ModusLink Global Solutions, Inc.	14,455	50,448
Move, Inc.*	51,786	75,090
NIC, Inc.	20,676	236,740
OpenTable, Inc.*	7,608	350,044
Openwave Systems, Inc.*	28,558	44,551
Perficient, Inc.*	7,982	58,428
Quepasa Corp.*	1,820	6,261
QuinStreet, Inc.*	9,004	93,191
RealNetworks, Inc.	6,940	58,504
Responsys, Inc.*	3,319	35,779
RightNow Technologies, Inc.*	7,899	261,062
Saba Software, Inc.*	9,274	53,418
SciQuest, Inc.*	3,998	59,730
SPS Commerce, Inc.*	2,755	44,879
Stamps.com, Inc.	3,493	71,397
support.com, Inc.*	16,592	32,852
TechTarget, Inc.*	4,664	26,632
Travelzoo, Inc.*	1,901	41,803
United Online, Inc.	29,278	153,124
ValueClick, Inc.*	25,376	394,851
Vocus, Inc.*	5,633	94,409
Web.com Group, Inc.*	9,441	65,898
XO Group, Inc.*	10,305	84,192
Zillow, Inc.*	1,364	37,305
Zix Corp.*	21,451	57,274

		5,881,903

IT Services (1.4%)
Acxiom Corp.*	26,072	277,406
CACI International, Inc., Class A*	9,679	483,369
Cardtronics, Inc.*	13,791	316,090
Cass Information Systems, Inc.	2,670	82,904
CIBER, Inc.*	20,477	62,045
Computer Task Group, Inc.*	4,925	55,012
Convergys Corp.*	33,843	317,447
CSG Systems International, Inc.*	11,108	140,405
Dynamics Research Corp.*	2,564	22,871
Echo Global Logistics, Inc.*	3,658	48,651
Euronet Worldwide, Inc.*	16,412	258,325
ExlService Holdings, Inc.*	5,167	113,674
Forrester Research, Inc.	4,702	152,862
Global Cash Access Holdings, Inc.*	14,012	35,871
Hackett Group, Inc.*	10,265	38,288
Heartland Payment Systems, Inc.	12,369	243,917
iGATE Corp.	9,975	115,111
Jack Henry & Associates, Inc.	27,751	804,224
Lionbridge Technologies, Inc.*	20,473	50,364
ManTech International Corp., Class A	7,470	234,409
MAXIMUS, Inc.	11,134	388,577
MoneyGram International, Inc.*	27,325	63,667
NCI, Inc., Class A*	1,925	22,965
Ness Technologies, Inc.*	10,697	81,939
PRGX Global, Inc.*	5,634	26,592
Sapient Corp.	35,069	355,600
ServiceSource International, Inc.*	3,365	44,452
Stream Global Services, Inc.*	1,651	3,401
Syntel, Inc.	4,961	214,266
TeleTech Holdings, Inc.*	8,139	124,038
TNS, Inc.*	8,135	152,938
Unisys Corp.*	13,856	217,401
Virtusa Corp.*	4,821	63,637
Wright Express Corp.*	12,412	472,152

		6,084,870

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Analogic Technologies, Inc.*	13,958	60,438
Advanced Energy Industries, Inc.*	13,976	120,473
Alpha & Omega Semiconductor Ltd.*	4,938	40,541
Amkor Technology, Inc.*	33,893	147,773
Amtech Systems, Inc.*	2,841	22,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
ANADIGICS, Inc.*	22,303	$48,174
Applied Micro Circuits Corp.*	20,418	109,645
ATMI, Inc.*	10,123	160,146
Axcelis Technologies, Inc.*	35,614	42,737
AXT, Inc.*	10,406	52,446
Brooks Automation, Inc.	21,161	172,462
Cabot Microelectronics Corp.*	7,540	259,301
Cavium, Inc.*	15,560	420,276
CEVA, Inc.*	7,373	179,238
Cirrus Logic, Inc.*	21,294	313,874
Cohu, Inc.	7,639	75,473
CSR plc (ADR)*	2,189	28,419
Cymer, Inc.*	9,799	364,327
Diodes, Inc.*	11,339	203,195
DSP Group, Inc.*	6,818	40,226
Entegris, Inc.*	43,099	274,972
Entropic Communications, Inc.*	27,583	113,918
Exar Corp.*	11,616	66,327
FormFactor, Inc.*	16,274	101,387
FSI International, Inc.*	11,888	22,468
GSI Technology, Inc.*	6,210	30,553
GT Advanced Technologies, Inc.*	40,450	283,959
Hittite Microwave Corp.*	10,068	490,312
Inphi Corp.*	6,676	58,549
Integrated Device Technology, Inc.*	47,605	245,166
Integrated Silicon Solution, Inc.*	8,529	66,611
IXYS Corp.*	7,697	83,743
Kopin Corp.*	20,537	70,442
Kulicke & Soffa Industries, Inc.*	23,074	172,132
Lattice Semiconductor Corp.*	37,772	198,303
LTX-Credence Corp.*	15,829	83,735
MaxLinear, Inc., Class A*	5,518	35,646
Micrel, Inc.	16,177	153,196
Microsemi Corp.*	27,753	443,493
Mindspeed Technologies, Inc.*	10,864	56,493
MIPS Technologies, Inc.*	16,994	82,251
MKS Instruments, Inc.	16,776	364,207
Monolithic Power Systems, Inc.*	9,620	97,932
MoSys, Inc.*	9,799	35,864
Nanometrics, Inc.*	6,434	93,293
Netlogic Microsystems, Inc.*	21,930	1,055,052
NVE Corp.*	1,521	92,264
OmniVision Technologies, Inc.*	18,667	262,085
PDF Solutions, Inc.*	6,868	28,021
Pericom Semiconductor Corp.*	8,098	60,006
Photronics, Inc.*	18,819	93,719
PLX Technology, Inc.*	14,850	44,699
Power Integrations, Inc.	9,252	283,204
Rambus, Inc.*	31,555	441,770
RF Micro Devices, Inc.*	88,678	562,219
Rubicon Technology, Inc.*	5,687	62,159
Rudolph Technologies, Inc.*	10,124	67,730
Semtech Corp.*	20,953	442,108
Sigma Designs, Inc.*	10,183	79,835
Silicon Image, Inc.*	25,487	149,609
Spansion, Inc., Class A*	16,154	197,402
Standard Microsystems Corp.*	7,353	142,648
Supertex, Inc.*	3,555	61,501
Tessera Technologies, Inc.*	16,431	196,186
TriQuint Semiconductor, Inc.*	52,803	265,071
Ultra Clean Holdings, Inc.*	6,668	28,606
Ultratech, Inc.*	8,061	138,246
Veeco Instruments, Inc.*	13,096	319,542
Volterra Semiconductor Corp.*	7,880	151,532

		11,812,058

Software (3.0%)
Accelrys, Inc.*	17,697	107,244
ACI Worldwide, Inc.*	10,717	295,146
Actuate Corp.*	11,523	63,607
Advent Software, Inc.*	10,549	219,947
American Software, Inc., Class A	7,326	53,114
Aspen Technology, Inc.*	27,143	414,474
Blackbaud, Inc.	14,304	318,550
Blackboard, Inc.*	9,121	407,344
Bottomline Technologies, Inc.*	11,499	231,590
BroadSoft, Inc.*	7,227	219,339
Callidus Software, Inc.*	9,910	45,685
CommVault Systems, Inc.*	14,140	524,028
Concur Technologies, Inc.*	14,350	534,107
Convio, Inc.*	3,537	29,746
Deltek, Inc.*	7,208	43,320
DemandTec, Inc.*	10,378	67,872
Digimarc Corp.*	2,018	51,217
Ebix, Inc.*	9,395	138,107
Ellie Mae, Inc.*	2,801	15,574
EPIQ Systems, Inc.	10,009	125,413
ePlus, Inc.*	1,146	28,272
Fair Isaac Corp.	12,808	279,599
FalconStor Software, Inc.*	9,084	26,525
Glu Mobile, Inc.*	15,284	32,249
Guidance Software, Inc.*	4,064	26,375
Interactive Intelligence Group*	4,556	123,695
JDA Software Group, Inc.*	13,570	318,081
Kenexa Corp.*	8,466	132,408
Magma Design Automation, Inc.*	21,421	97,466
Manhattan Associates, Inc.*	6,962	230,303
Mentor Graphics Corp.*	30,910	297,354
MicroStrategy, Inc., Class A*	2,566	292,704
Monotype Imaging Holdings, Inc.*	11,432	138,670
Motricity, Inc.*	11,047	18,669
NetScout Systems, Inc.*	11,987	136,892
NetSuite, Inc.*	8,748	236,284
Opnet Technologies, Inc.	4,620	161,284
Parametric Technology Corp.*	38,274	588,654
Pegasystems, Inc.	5,334	163,274
Progress Software Corp.*	21,525	377,764
PROS Holdings, Inc.*	6,868	88,529
QAD, Inc., Class A*	1,554	16,612
QAD, Inc., Class B*	249	2,527
QLIK Technologies, Inc.*	22,584	489,169
Quest Software, Inc.*	19,672	312,391
RealD, Inc.*	13,232	123,719
RealPage, Inc.*	9,734	199,060
Renaissance Learning, Inc.	4,224	70,879
Rosetta Stone, Inc.*	3,299	30,186
S1 Corp.*	17,096	156,770
SeaChange International, Inc.*	8,429	64,903
Smith Micro Software, Inc.*	10,761	16,357
SolarWinds, Inc.*	18,297	402,900
Sourcefire, Inc.*	9,122	244,105
SRS Labs, Inc.*	3,450	24,702
SS&C Technologies Holdings, Inc.*	8,086	115,549
SuccessFactors, Inc.*	26,802	616,178
Synchronoss Technologies, Inc.*	8,482	211,287
Take-Two Interactive Software, Inc.*	23,590	300,065
Taleo Corp., Class A*	13,186	339,144
Tangoe, Inc.*	3,218	36,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TeleCommunication Systems, Inc., Class A*	15,231	$52,547
TeleNav, Inc.*	5,466	48,483
THQ, Inc.*	23,196	40,129
TiVo, Inc.*	38,360	358,282
Tyler Technologies, Inc.*	10,269	259,600
Ultimate Software Group, Inc.*	8,290	387,309
VASCO Data Security International, Inc.*	8,985	45,913
Verint Systems, Inc.*	6,791	178,535
VirnetX Holding Corp.*	13,065	195,844
Wave Systems Corp., Class A*	26,471	61,942
Websense, Inc.*	12,829	221,942

		13,323,900

Total Information Technology		53,461,627

Materials (3.2%)
Chemicals (1.5%)
A. Schulman, Inc.	9,907	168,320
American Vanguard Corp.	7,132	79,593
Arch Chemicals, Inc.	6,837	320,792
Balchem Corp.	9,246	344,968
Calgon Carbon Corp.*	18,121	264,023
Chase Corp.	2,210	23,758
Chemtura Corp.*	30,935	310,278
Ferro Corp.*	27,836	171,191
Flotek Industries, Inc.*	16,000	74,720
FutureFuel Corp.	6,023	62,639
Georgia Gulf Corp.*	10,915	150,955
H.B. Fuller Co.	15,879	289,315
Hawkins, Inc.	2,755	87,719
Innophos Holdings, Inc.	6,953	277,216
Innospec, Inc.*	7,578	183,463
KMG Chemicals, Inc.	2,085	25,687
Koppers Holdings, Inc.	6,604	169,128
Kraton Performance Polymers, Inc.*	10,237	165,635
Landec Corp.*	8,560	45,539
LSB Industries, Inc.*	5,887	168,780
Minerals Technologies, Inc.	5,871	289,264
NewMarket Corp.	2,893	439,360
NL Industries, Inc.	2,044	25,611
Olin Corp.	25,663	462,191
OM Group, Inc.*	9,949	258,376
Omnova Solutions, Inc.*	14,647	52,436
PolyOne Corp.	29,970	320,979
Quaker Chemical Corp.	4,112	106,583
Senomyx, Inc.*	13,044	45,784
Sensient Technologies Corp.	16,121	524,739
Spartech Corp.*	9,223	29,514
Stepan Co.	2,582	173,459
STR Holdings, Inc.*	9,776	79,283
TPC Group, Inc.*	4,213	84,597
Zep, Inc.	6,976	104,780
Zoltek Cos., Inc.*	8,962	57,626

		6,438,301

Construction Materials (0.1%)
Eagle Materials, Inc.	14,379	239,410
Headwaters, Inc.*	17,929	25,818
Texas Industries, Inc.	7,336	232,845
United States Lime & Minerals, Inc.*	786	31,361

		529,434

Containers & Packaging (0.1%)
AEP Industries, Inc.*	1,343	29,814
Boise, Inc.	33,646	173,950
Graphic Packaging Holding Co.*	51,376	177,247
Myers Industries, Inc.	10,099	102,505

		483,516

Metals & Mining (1.1%)
A.M. Castle & Co.*	5,330	58,310
AMCOL International Corp.	7,826	187,746
Century Aluminum Co.*	16,596	148,368
Coeur d’Alene Mines Corp.*	28,763	616,679
General Moly, Inc.*	21,699	62,927
Globe Specialty Metals, Inc.	20,250	294,030
Gold Resource Corp.	9,022	150,216
Golden Minerals Co.*	8,919	66,357
Golden Star Resources Ltd.*	83,152	154,663
Handy & Harman Ltd.*	1,635	16,497
Haynes International, Inc.	3,906	169,716
Hecla Mining Co.*	89,767	481,151
Horsehead Holding Corp.*	13,983	103,754
Jaguar Mining, Inc.*	27,047	127,121
Kaiser Aluminum Corp.	5,206	230,522
Materion Corp.*	6,541	148,350
Metals USA Holdings Corp.*	3,417	30,582
Midway Gold Corp.*	28,348	56,980
Noranda Aluminum Holding Corp.*	7,284	60,821
Olympic Steel, Inc.	2,980	50,481
Paramount Gold and Silver Corp.*	37,470	88,429
Revett Minerals, Inc.*	7,241	27,950
RTI International Metals, Inc.*	9,720	226,670
Stillwater Mining Co.*	33,151	281,784
SunCoke Energy, Inc.*	4,291	47,201
Thompson Creek Metals Co., Inc.*	49,139	298,274
U.S. Energy Corp./Wyoming*	7,519	17,369
U.S. Gold Corp.*	33,833	135,670
Universal Stainless & Alloy Products, Inc.*	2,288	58,161
Vista Gold Corp.*	22,535	75,267
Worthington Industries, Inc.	18,509	258,571

		4,730,617

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	12,815	308,970
Clearwater Paper Corp.*	7,382	250,840
Deltic Timber Corp.	3,465	206,791
KapStone Paper and Packaging Corp.*	12,518	173,875
Louisiana-Pacific Corp.*	42,524	216,872
Neenah Paper, Inc.	4,787	67,880
P.H. Glatfelter Co.	14,798	195,482
Schweitzer-Mauduit International, Inc.	5,262	293,988
Verso Paper Corp.*	4,319	7,213
Wausau Paper Corp.	15,800	100,962

		1,822,873

Total Materials		14,004,741

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	19,808	80,618
AboveNet, Inc.	7,448	399,213
Alaska Communications Systems Group, Inc.	14,797	97,068
Atlantic Tele-Network, Inc.	3,039	99,922
Boingo Wireless, Inc.*	1,984	14,186
Cbeyond, Inc.*	9,053	63,914
Cincinnati Bell, Inc.*	63,808	197,167
Cogent Communications Group, Inc.*	14,853	199,773
Consolidated Communications Holdings, Inc.	8,484	153,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fairpoint Communications, Inc.*	6,374	$27,408
General Communication, Inc., Class A*	13,271	108,822
Global Crossing Ltd.*	9,843	235,346
Globalstar, Inc.*	29,513	12,071
HickoryTech Corp.	4,332	41,674
IDT Corp., Class B	4,445	90,678
inContact, Inc.*	9,004	31,064
Iridium Communications, Inc.*	14,100	87,420
Neutral Tandem, Inc.*	10,318	99,878
PAETEC Holding Corp.*	40,189	212,600
Premiere Global Services, Inc.*	16,692	107,163
SureWest Communications	4,549	47,628
Towerstream Corp.*	14,407	36,882
Vonage Holdings Corp.*	44,518	115,747

		2,559,378

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	18,200	125,580
NTELOS Holdings Corp.*	9,803	173,807
Shenandoah Telecommunications Co.	7,670	85,444
USA Mobility, Inc.	7,280	96,096

		480,927

Total Telecommunication Services		3,040,305

Utilities (2.8%)
Electric Utilities (1.2%)
Allete, Inc.	10,286	376,776
Central Vermont Public Service Corp.	4,253	149,748
Cleco Corp.	19,585	668,632
El Paso Electric Co.	13,473	432,349
Empire District Electric Co.	13,526	262,134
IDACORP, Inc.	15,922	601,533
MGE Energy, Inc.	7,386	300,389
Otter Tail Corp.	11,654	213,268
PNM Resources, Inc.	27,796	456,688
Portland General Electric Co.	24,257	574,648
UIL Holdings Corp.	16,322	537,483
UniSource Energy Corp.	11,799	425,826
Unitil Corp.	3,401	87,338

		5,086,812

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	3,040	121,934
Laclede Group, Inc.	7,219	279,736
New Jersey Resources Corp.	13,365	568,948
Nicor, Inc.	14,718	809,637
Northwest Natural Gas Co.	8,661	381,950
Piedmont Natural Gas Co., Inc.	23,258	671,924
South Jersey Industries, Inc.	9,658	480,486
Southwest Gas Corp.	14,797	535,208
WGL Holdings, Inc.	16,578	647,702

		4,497,525

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	22,180	314,734
Dynegy, Inc.*	33,021	136,047
Ormat Technologies, Inc.	5,776	92,878

		543,659

Multi-Utilities (0.3%)
Avista Corp.	18,532	441,988
Black Hills Corp.	12,693	388,914
CH Energy Group, Inc.	4,951	258,294
NorthWestern Corp.	11,693	373,474

		1,462,670

Water Utilities (0.2%)
American States Water Co.	6,016	204,123
Artesian Resources Corp., Class A	2,114	37,016
Cadiz, Inc.*	3,744	29,615
California Water Service Group	13,526	239,545
Connecticut Water Service, Inc.	2,783	69,631
Consolidated Water Co., Ltd.	4,962	39,100
Middlesex Water Co.	4,982	85,043
Pennichuck Corp.	1,358	37,997
SJW Corp.	4,534	98,705
York Water Co.	4,165	67,390

		908,165

Total Utilities		12,498,831

Total Common Stocks (70.4%) (Cost $353,903,230)		310,831,471

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $38,192)	3,173	34,649

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	7,434	74

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 12/31/49* (Cost $—)	3,314	—

Total Investments (70.4%) (Cost $353,941,422)		310,866,194
Other Assets Less Liabilities (29.6%)		130,483,287

Net Assets (100%)		$441,349,481

*	Non-income producing.

(b)	Illiquid Security.

†	Securities (totaling $74 or 0.0% of net assets) at fair value by management.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$91,824,943	$223,282,441	$315,107,384	$—	$85,857	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	103	December-11	$7,291,516	$6,607,450	$(684,066)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,650,126	$—	$—	$40,650,126
Consumer Staples	11,894,502	—	—	11,894,502
Energy	19,388,234	—	—	19,388,234
Financials	68,711,794	—	—	68,711,794
Health Care	40,187,328	—	—	40,187,328
Industrials	46,986,489	7,494	—	46,993,983
Information Technology	53,461,627	—	—	53,461,627
Materials	14,004,741	—	—	14,004,741
Telecommunication Services	3,040,305	—	—	3,040,305
Utilities	12,498,831	—	—	12,498,831
Investment Companies
Investment Companies	34,649	—	—	34,649
Rights
Information Technology	—	—	74	74
Warrants
Energy	—	—	—	—

Total Assets	$310,858,626	$7,494	$74	$310,866,194

Liabilities:
Futures	$(684,066)	$—	$—	$(684,066)

Total Liabilities	$(684,066)	$—	$—	$(684,066)

Total	$310,174,560	$7,494	$74	$310,182,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Corporate Bonds- Financials	Investments in Rights-Information Technology
Balance as of 12/31/10	$18,378	$4,499	$—
Total gains or losses (realized/unrealized) included in earnings	(6,476)	(1,738)	74
Purchases	—	—	—
Sales	(11,902)	(2,761)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$—	$—	$74

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$—	$—	$74

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$194,288,788
Net Proceeds of Sales and Redemptions:
Stocks	$48,265,923

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,598,973
Aggregate gross unrealized depreciation	(58,847,448)

Net unrealized depreciation	$(43,248,475)

Federal income tax cost of investments	$354,114,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.0%)
AGL Energy Ltd.	12,829	$175,919
Alumina Ltd.	70,355	98,371
Amcor Ltd.	33,459	220,166
AMP Ltd.	76,428	286,897
Asciano Ltd.	84,080	115,730
ASX Ltd.	5,046	146,498
Australia & New Zealand Banking Group Ltd.	70,291	1,305,409
Bendigo and Adelaide Bank Ltd.	9,191	74,497
BHP Billiton Ltd.	86,917	2,887,818
BlueScope Steel Ltd.	45,247	31,219
Boral Ltd.	18,255	60,731
Brambles Ltd.	39,398	243,066
Caltex Australia Ltd.	3,521	36,288
CFS Retail Property Trust (REIT)	46,348	77,739
Coca-Cola Amatil Ltd.	15,860	181,466
Cochlear Ltd.	1,429	63,498
Commonwealth Bank of Australia	41,930	1,823,135
Computershare Ltd.	11,267	80,228
Crown Ltd.	13,243	100,910
CSL Ltd.	14,685	418,881
Dexus Property Group (REIT)	121,876	96,131
Echo Entertainment Group Ltd.*	17,429	60,872
Fairfax Media Ltd.	53,893	42,391
Fortescue Metals Group Ltd.	34,224	141,875
Foster’s Group Ltd.	52,572	266,890
Goodman Group (REIT)	200,075	109,469
GPT Group (REIT)	50,750	151,666
Harvey Norman Holdings Ltd.	13,255	27,245
Iluka Resources Ltd.	11,646	136,162
Incitec Pivot Ltd.	45,897	142,288
Insurance Australia Group Ltd.	57,870	167,332
Leighton Holdings Ltd.	3,807	66,740
Lend Lease Group	15,595	104,487
Lynas Corp., Ltd.*	42,577	43,028
MacArthur Coal Ltd.	3,900	59,667
Macquarie Group Ltd.	9,418	201,463
MAp Group	9,591	29,713
Metcash Ltd.	19,717	77,456
Mirvac Group (REIT)	100,022	109,135
National Australia Bank Ltd.	58,744	1,248,069
Newcrest Mining Ltd.	20,731	683,182
OneSteel Ltd.	34,047	39,933
Orica Ltd.	9,867	221,014
Origin Energy Ltd.	28,809	368,789
OZ Minerals Ltd.	9,501	84,548
Paladin Energy Ltd.*	15,756	18,039
Qantas Airways Ltd.*	27,995	37,482
QBE Insurance Group Ltd.	29,560	362,689
QR National Ltd.	48,322	146,072
Ramsay Health Care Ltd.	3,361	61,358
Rio Tinto Ltd.	11,803	691,037
Santos Ltd.	23,768	257,022
Sonic Healthcare Ltd.	10,790	118,068
SP AusNet	37,400	33,556
Stockland Corp., Ltd. (REIT)	65,646	182,598
Suncorp Group Ltd.	34,803	264,623
TABCORP Holdings Ltd.	17,429	43,131
Tatts Group Ltd.	39,454	84,422
Telstra Corp., Ltd.	118,198	352,280
Toll Holdings Ltd.	17,360	72,797
Transurban Group	36,285	188,630
Wesfarmers Ltd.	27,231	822,862
Wesfarmers Ltd. (PPS)	3,904	119,913
Westfield Group (REIT)	59,475	440,338
Westfield Retail Trust (REIT)	80,043	185,681
Westpac Banking Corp.	81,455	1,565,571
Woodside Petroleum Ltd.	16,912	523,561
Woolworths Ltd.	32,855	785,068
WorleyParsons Ltd.	5,536	138,138

		20,602,947

Austria (0.2%)
Erste Group Bank AG	5,137	130,937
Immofinanz AG*	24,112	68,457
OMV AG	4,453	133,167
Raiffeisen Bank International AG	1,214	35,477
Telekom Austria AG	9,838	99,251
Verbund AG	1,773	51,254
Vienna Insurance Group AG	969	36,800
Voestalpine AG	2,823	81,822

		637,165

Belgium (0.6%)
Ageas	63,989	110,074
Anheuser-Busch InBev N.V.	21,735	1,152,681
Bekaert S.A.	1,006	41,078
Belgacom S.A.	3,869	116,617
Colruyt S.A.	1,933	80,245
Delhaize Group S.A.	2,824	164,886
Dexia S.A.*	14,331	27,193
Groupe Bruxelles Lambert S.A.	2,256	158,758
KBC Groep N.V.	4,500	103,574
Mobistar S.A.	757	43,229
Solvay S.A.	1,621	152,489
UCB S.A.	2,946	125,447
Umicore S.A.	3,218	116,659

		2,392,930

Bermuda (0.1%)
Seadrill Ltd.	8,886	246,082

China (0.0%)
Foxconn International Holdings Ltd.*	54,404	27,553
Yangzijiang Shipbuilding Holdings Ltd.	48,327	32,211

		59,764

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	21,070	32,767

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	14	78,567
A. P. Moller - Maersk A/S, Class B	36	211,902
Carlsberg A/S, Class B	2,904	172,253
Coloplast A/S, Class B	579	83,566
Danske Bank A/S*	17,705	248,160
DSV A/S	6,030	108,691
Novo Nordisk A/S, Class B	11,499	1,143,139
Novozymes A/S, Class B	1,281	182,232
Pandora A/S	1,446	9,633
TDC A/S	9,356	76,335
Tryg A/S	633	33,268
Vestas Wind Systems A/S*	5,949	96,465
William Demant Holding A/S*	589	44,204

		2,488,415

Finland (0.5%)
Elisa Oyj	3,563	72,759
Fortum Oyj	12,057	283,150
Kesko Oyj, Class B	1,663	51,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kone Oyj, Class B	4,236	$200,993
Metso Oyj	3,564	103,846
Neste Oil Oyj	3,286	28,432
Nokia Oyj	101,508	574,984
Nokian Renkaat Oyj	3,147	93,825
Orion Oyj, Class B	2,365	47,607
Outokumpu Oyj	3,141	20,582
Pohjola Bank plc, Class A	3,381	35,534
Rautaruukki Oyj	2,125	21,315
Sampo Oyj, Class A	11,400	285,522
Sanoma Oyj	2,132	25,059
Stora Enso Oyj, Class R	16,265	94,974
UPM-Kymmene Oyj	14,172	159,531
Wartsila Oyj	4,804	114,080

		2,213,302

France (5.2%)
Accor S.A.	4,191	111,552
Aeroports de Paris S.A.	873	65,573
Air France-KLM*	3,550	25,966
Air Liquide S.A.	7,696	899,945
Alcatel-Lucent S.A.*	62,922	179,908
Alstom S.A.	5,592	184,987
Arkema S.A.	1,587	92,163
AtoS	1,234	53,368
AXA S.A.‡	46,946	609,552
BNP Paribas S.A.	25,960	1,027,558
Bouygues S.A.	6,460	213,777
Bureau Veritas S.A.	1,374	98,814
Cap Gemini S.A.	4,070	135,633
Carrefour S.A.	15,656	356,160
Casino Guichard Perrachon S.A.	1,606	125,106
Christian Dior S.A.	1,495	167,247
Cie de Saint-Gobain S.A.	10,789	412,082
Cie Generale de Geophysique-Veritas*	3,655	64,180
Cie Generale des Etablissements Michelin, Class B	4,790	286,051
Cie Generale d’Optique Essilor International S.A.	5,454	393,052
CNP Assurances S.A.	3,624	53,513
Credit Agricole S.A.	25,917	178,160
Danone S.A.	15,793	971,921
Dassault Systemes S.A.	1,726	121,872
Edenred	4,039	96,028
EDF S.A.	6,546	190,212
Eiffage S.A.	1,034	31,879
Eramet S.A.	138	19,079
Eurazeo S.A.	704	29,584
Eutelsat Communications S.A.	2,536	101,870
Fonciere des Regions (REIT)	672	46,878
France Telecom S.A.	50,221	823,512
GDF Suez S.A.	33,519	1,001,324
Gecina S.A. (REIT)	552	48,344
Groupe Eurotunnel S.A. (Registered)	14,986	126,792
ICADE (REIT)	601	46,931
Iliad S.A.	482	53,939
Imerys S.A.	813	40,786
J.C. Decaux S.A.*	1,678	41,623
Klepierre S.A. (REIT)	2,627	73,675
Lafarge S.A.	5,444	187,417
Lagardere S.C.A.	3,390	83,168
Legrand S.A.	5,445	169,748
L’Oreal S.A.	6,494	635,449
LVMH Moet Hennessy Louis Vuitton S.A.	6,874	911,539
Metropole Television S.A.	1,542	25,078
Natixis S.A.	21,963	69,518
Neopost S.A.	822	60,407
Pernod-Ricard S.A.	5,373	421,288
Peugeot S.A.	4,218	89,743
PPR S.A.	2,065	266,387
Publicis Groupe S.A.	3,486	145,947
Renault S.A.	5,220	173,016
Safran S.A.	4,665	143,307
Sanofi S.A.	30,165	1,980,606
Schneider Electric S.A.	13,258	713,791
SCOR SE	4,890	105,421
Societe BIC S.A.	727	61,858
Societe Generale S.A.	17,185	450,273
Societe Television Francaise 1 S.A.	3,069	38,133
Sodexo S.A.	2,631	173,367
Suez Environnement Co. S.A.	7,818	108,965
Technip S.A.	2,673	213,915
Thales S.A.	2,507	78,342
Total S.A.	57,237	2,523,618
Unibail-Rodamco S.A. (REIT)	2,487	443,238
Vallourec S.A.	3,040	174,241
Veolia Environnement S.A.	9,493	138,641
Vinci S.A.	12,044	517,164
Vivendi S.A.	33,520	684,398
Wendel S.A.	827	51,850

		21,440,429

Germany (4.6%)
Adidas AG	5,674	342,348
Allianz SE (Registered)	12,289	1,156,404
Axel Springer AG	993	33,435
BASF SE	24,863	1,508,563
Bayer AG (Registered)	22,388	1,230,355
Bayerische Motoren Werke (BMW) AG	8,970	594,355
Bayerische Motoren Werke (BMW) AG (Preference)	1,325	61,778
Beiersdorf AG	2,828	151,447
Brenntag AG	845	73,477
Celesio AG	2,147	28,341
Commerzbank AG*	97,073	244,368
Continental AG*	2,201	126,482
Daimler AG (Registered)	24,523	1,086,229
Deutsche Bank AG (Registered)	25,168	876,903
Deutsche Boerse AG*	5,290	265,642
Deutsche Lufthansa AG (Registered)	6,599	85,127
Deutsche Post AG (Registered)	22,958	293,419
Deutsche Telekom AG (Registered)	76,073	894,866
E.ON AG	48,767	1,063,556
Fraport AG	928	54,154
Fresenius Medical Care AG & Co. KGaA	5,647	382,579
Fresenius SE & Co. KGaA	3,087	273,970
GEA Group AG	4,947	115,589
Hannover Rueckversicherung AG (Registered)	1,469	66,465
HeidelbergCement AG	3,850	139,146
Henkel AG & Co. KGaA	3,610	157,963
Henkel AG & Co. KGaA (Preference)	4,836	256,965
Hochtief AG	1,072	66,623
Infineon Technologies AG	29,503	217,274
K+S AG (Registered)	4,675	245,803
Kabel Deutschland Holding AG*	2,428	130,881
Lanxess AG	2,332	112,098
Linde AG	4,581	610,980
MAN SE	1,751	135,414
Merck KGaA	1,810	148,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Metro AG	3,596	$151,300
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,106	632,915
Porsche Automobil Holding SE (Preference)	4,156	198,949
ProSiebenSat.1 Media AG (Preference)	1,988	34,805
RWE AG	11,349	417,901
RWE AG (Preference)	998	34,240
Salzgitter AG	946	45,386
SAP AG	24,914	1,269,997
Siemens AG (Registered)	22,270	2,011,921
Suedzucker AG	1,731	49,116
ThyssenKrupp AG	10,410	255,513
TUI AG*	3,815	19,516
United Internet AG (Registered)	2,828	47,722
Volkswagen AG	834	103,360
Volkswagen AG (Preference)	3,918	518,351
Wacker Chemie AG	383	34,019

		19,056,114

Greece (0.1%)
Alpha Bank AE*	12,758	22,661
Coca Cola Hellenic Bottling Co. S.A.*	5,276	93,328
EFG Eurobank Ergasias S.A.*	8,168	10,146
Hellenic Telecommunications Organization S.A.	5,931	25,350
National Bank of Greece S.A.*	26,849	98,166
OPAP S.A.	5,625	57,073
Public Power Corp. S.A.	3,054	24,431

		331,155

Hong Kong (1.6%)
AIA Group Ltd.	227,412	643,663
ASM Pacific Technology Ltd.	5,100	49,794
Bank of East Asia Ltd.	43,800	132,890
BOC Hong Kong Holdings Ltd.	100,500	209,578
Cathay Pacific Airways Ltd.	30,000	48,229
Cheung Kong Holdings Ltd.	37,000	394,939
Cheung Kong Infrastructure Holdings Ltd.	12,000	69,881
CLP Holdings Ltd.	52,000	466,455
Esprit Holdings Ltd.	30,881	37,466
Galaxy Entertainment Group Ltd.*	31,000	43,776
Hang Lung Group Ltd.	26,000	132,047
Hang Lung Properties Ltd.	67,000	195,985
Hang Seng Bank Ltd.	20,700	242,431
Henderson Land Development Co., Ltd.	25,000	110,904
Hong Kong & China Gas Co., Ltd.	128,720	289,809
Hong Kong Exchanges and Clearing Ltd.	27,700	396,786
Hopewell Holdings Ltd.	14,500	41,223
Hutchison Whampoa Ltd.	57,000	421,953
Hysan Development Co., Ltd.	20,000	60,025
Kerry Properties Ltd.	18,000	56,608
Li & Fung Ltd.	156,000	256,120
Lifestyle International Holdings Ltd.	15,164	38,355
Link REIT (REIT)	62,000	195,923
MTR Corp.	37,000	110,733
New World Development Ltd.	60,000	56,361
Noble Group Ltd.	109,454	109,323
NWS Holdings Ltd.	34,000	44,950
Orient Overseas International Ltd.	6,000	24,014
PCCW Ltd.	106,000	39,077
Power Assets Holdings Ltd.	38,000	289,087
Shangri-La Asia Ltd.	38,000	71,597
Sino Land Co., Ltd.	66,000	87,302
SJM Holdings Ltd.	42,000	72,901
Sun Hung Kai Properties Ltd.	38,000	430,541
Swire Pacific Ltd., Class A	19,500	200,231
Wharf Holdings Ltd.	40,900	198,818
Wheelock & Co., Ltd.	27,000	78,930
Wing Hang Bank Ltd.	4,500	36,280
Yue Yuen Industrial Holdings Ltd.	17,500	44,614

		6,429,599

Ireland (0.4%)
CRH plc	19,240	296,753
Elan Corp. plc*	14,409	152,615
Experian plc	27,130	305,218
James Hardie Industries SE (CDI)*	11,006	60,032
Kerry Group plc, Class A	4,000	140,042
Ryanair Holdings plc (ADR)*	1,300	33,475
Shire plc	15,248	475,461
WPP plc	34,265	315,997

		1,779,593

Israel (0.4%)
Bank Hapoalim B.M.	30,600	106,234
Bank Leumi Le-Israel B.M.	33,715	104,237
Bezeq Israeli Telecommunication Corp., Ltd.	51,127	95,850
Cellcom Israel Ltd.	1,382	28,224
Delek Group Ltd.	115	17,564
Elbit Systems Ltd.	623	24,308
Israel Chemicals Ltd.	12,413	141,611
Israel Corp., Ltd.	60	38,790
Israel Discount Bank Ltd., Class A*	19,374	28,393
Makhteshim-Agan Industries Ltd.*	5,294	28,953
Mizrahi Tefahot Bank Ltd.	3,145	25,914
NICE Systems Ltd.*	1,454	43,470
Partner Communications Co., Ltd.	2,297	21,901
Teva Pharmaceutical Industries Ltd.	25,447	942,215

		1,647,664

Italy (1.4%)
A2A S.p.A.	28,619	35,598
Assicurazioni Generali S.p.A.	31,647	499,913
Atlantia S.p.A.	8,940	128,216
Autogrill S.p.A.	3,059	30,744
Banca Carige S.p.A.	16,338	31,655
Banca Monte dei Paschi di Siena S.p.A.	108,200	60,207
Banco Popolare S.c.a.r.l.	44,410	73,138
Enel Green Power S.p.A.	50,827	115,759
Enel S.p.A.	178,279	788,771
ENI S.p.A.	65,072	1,143,344
Exor S.p.A.	1,585	30,928
Fiat Industrial S.p.A.*	20,797	155,070
Fiat S.p.A.	21,042	113,722
Finmeccanica S.p.A.	10,386	71,689
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	22,535	28,872
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	273,046	426,638
Luxottica Group S.p.A.	2,937	74,405
Mediaset S.p.A.	17,878	56,130
Mediobanca S.p.A.	14,988	118,042
Parmalat S.p.A.	8,544	17,998
Pirelli & C. S.p.A.	6,054	42,961
Prysmian S.p.A.	5,138	67,392
Saipem S.p.A.	7,185	251,927
Snam Rete Gas S.p.A.	43,811	202,237
Telecom Italia S.p.A.	254,788	276,662
Telecom Italia S.p.A. (RNC)	169,220	164,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Terna Rete Elettrica Nazionale S.p.A.	34,547	$128,149
UniCredit S.p.A.	365,561	389,020
Unione di Banche Italiane S.c.p.A.	20,377	75,241

		5,598,831

Japan (13.8%)
ABC-Mart, Inc.	600	23,038
Advantest Corp.	3,800	40,973
Aeon Co., Ltd.	16,800	226,778
Aeon Credit Service Co., Ltd.	1,800	27,610
Aeon Mall Co., Ltd.	1,800	40,926
Air Water, Inc.	4,000	49,364
Aisin Seiki Co., Ltd.	5,500	182,726
Ajinomoto Co., Inc.	19,000	224,702
Alfresa Holdings Corp.	900	37,664
All Nippon Airways Co., Ltd.	20,000	62,504
Amada Co., Ltd.	9,000	58,636
Aozora Bank Ltd.	15,000	34,382
Asahi Breweries Ltd.	10,800	228,707
Asahi Glass Co., Ltd.	27,000	263,247
Asahi Kasei Corp.	35,000	210,065
Asics Corp.	4,000	54,245
Astellas Pharma, Inc.	12,000	452,704
Bank of Kyoto Ltd.	8,000	71,154
Bank of Yokohama Ltd.	35,000	175,347
Benesse Holdings, Inc.	1,700	74,893
Bridgestone Corp.	17,600	399,070
Brother Industries Ltd.	5,800	67,981
Canon, Inc.	30,600	1,385,325
Casio Computer Co., Ltd.	5,500	34,821
Central Japan Railway Co.	41	357,236
Chiba Bank Ltd.	21,000	145,319
Chiyoda Corp.	4,000	39,050
Chubu Electric Power Co., Inc.	18,600	349,759
Chugai Pharmaceutical Co., Ltd.	5,700	96,590
Chugoku Bank Ltd.	4,000	58,890
Chugoku Electric Power Co., Inc.	8,700	153,309
Citizen Holdings Co., Ltd.	7,000	34,885
Coca-Cola West Co., Ltd.	1,500	28,731
Cosmo Oil Co., Ltd.	16,000	39,679
Credit Saison Co., Ltd.	3,800	73,129
Dai Nippon Printing Co., Ltd.	16,000	165,471
Daicel Chemical Industries Ltd.	7,000	39,784
Daido Steel Co., Ltd.	7,000	41,657
Daihatsu Motor Co., Ltd.	5,000	90,386
Dai-ichi Life Insurance Co., Ltd.	244	252,089
Daiichi Sankyo Co., Ltd.	18,200	378,961
Daikin Industries Ltd.	6,500	185,941
Dainippon Sumitomo Pharma Co., Ltd.	3,900	42,917
Daito Trust Construction Co., Ltd.	2,100	192,559
Daiwa House Industry Co., Ltd.	14,000	180,182
Daiwa Securities Group, Inc.	48,000	179,105
DeNA Co., Ltd.	2,500	104,588
Denki Kagaku Kogyo KK	13,000	49,436
Denso Corp.	13,100	419,879
Dentsu, Inc.	5,281	167,018
East Japan Railway Co.	9,209	559,166
Eisai Co., Ltd.	6,900	278,093
Electric Power Development Co., Ltd.	2,900	85,457
Elpida Memory, Inc.*	7,000	43,818
FamilyMart Co., Ltd.	1,600	61,115
FANUC Corp.	5,100	702,162
Fast Retailing Co., Ltd.	1,500	268,596
Fuji Electric Holdings Co., Ltd.	15,000	38,726
Fuji Heavy Industries Ltd.	15,000	87,622
Fujifilm Holdings Corp.	12,500	290,130
Fujitsu Ltd.	51,000	240,254
Fukuoka Financial Group, Inc.	20,000	83,706
Furukawa Electric Co., Ltd.	20,000	54,348
Gree, Inc.	2,200	65,998
GS Yuasa Corp.	9,000	42,015
Gunma Bank Ltd.	10,000	55,678
Hachijuni Bank Ltd.	12,000	73,464
Hakuhodo DY Holdings, Inc.	540	31,327
Hamamatsu Photonics KK	2,100	84,480
Hino Motors Ltd.	7,000	41,606
Hirose Electric Co., Ltd.	800	74,343
Hiroshima Bank Ltd.	13,000	64,266
Hisamitsu Pharmaceutical Co., Inc.	1,500	72,034
Hitachi Chemical Co., Ltd.	2,600	42,718
Hitachi Construction Machinery Co., Ltd.	2,700	45,112
Hitachi High-Technologies Corp.	1,500	30,017
Hitachi Ltd.	122,000	606,795
Hitachi Metals Ltd.	4,000	45,875
Hokkaido Electric Power Co., Inc.	4,600	67,723
Hokuhoku Financial Group, Inc.	34,000	74,090
Hokuriku Electric Power Co.	4,500	83,357
Honda Motor Co., Ltd.	44,100	1,293,011
Hoya Corp.	11,800	271,938
Ibiden Co., Ltd.	3,100	65,108
Idemitsu Kosan Co., Ltd.	600	53,792
IHI Corp.	34,000	75,034
INPEX Corp.	59	363,582
Isetan Mitsukoshi Holdings Ltd.	9,600	96,881
Isuzu Motors Ltd.	31,000	132,731
ITOCHU Corp.	40,800	389,686
ITOCHU Techno-Solutions Corp.	800	35,998
Iyo Bank Ltd.	6,000	61,117
J. Front Retailing Co., Ltd.	13,000	61,759
Japan Petroleum Exploration Co.	800	29,131
Japan Prime Realty Investment Corp. (REIT)	17	43,489
Japan Real Estate Investment Corp. (REIT)	13	126,813
Japan Retail Fund Investment Corp. (REIT)	39	62,781
Japan Steel Works Ltd.	8,000	47,688
Japan Tobacco, Inc.	122	569,188
JFE Holdings, Inc.	12,500	252,073
JGC Corp.	6,000	147,327
Joyo Bank Ltd.	17,000	79,017
JS Group Corp.	7,600	212,880
JSR Corp.	4,500	77,353
JTEKT Corp.	5,600	66,878
Jupiter Telecommunications Co., Ltd.	44	47,308
JX Holdings, Inc.	60,890	341,752
Kajima Corp.	21,000	69,094
Kamigumi Co., Ltd.	6,000	53,647
Kaneka Corp.	7,000	39,492
Kansai Electric Power Co., Inc.	20,300	349,079
Kansai Paint Co., Ltd.	6,000	57,450
Kao Corp.	14,600	406,121
Kawasaki Heavy Industries Ltd.	42,000	106,896
Kawasaki Kisen Kaisha Ltd.	19,000	39,472
KDDI Corp.	79	542,579
Keikyu Corp.	12,000	110,742
Keio Corp.	15,000	107,242
Keisei Electric Railway Co., Ltd.	8,000	54,284
Keyence Corp.	1,100	301,184
Kikkoman Corp.	4,000	45,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kinden Corp.	4,000	$34,462
Kintetsu Corp.	44,000	165,588
Kirin Holdings Co., Ltd.	23,000	300,264
Kobe Steel Ltd.	64,000	107,170
Koito Manufacturing Co., Ltd.	3,000	47,235
Komatsu Ltd.	25,700	554,971
Konami Corp.	2,300	77,223
Konica Minolta Holdings, Inc.	12,500	85,633
Kubota Corp.	32,000	255,687
Kuraray Co., Ltd.	9,900	134,966
Kurita Water Industries Ltd.	3,000	83,913
Kyocera Corp.	4,100	342,495
Kyowa Hakko Kirin Co., Ltd.	7,000	77,941
Kyushu Electric Power Co., Inc.	11,200	180,461
Lawson, Inc.	1,800	101,737
Mabuchi Motor Co., Ltd.	600	27,729
Makita Corp.	3,200	113,979
Marubeni Corp.	45,000	251,648
Marui Group Co., Ltd.	5,900	44,336
Maruichi Steel Tube Ltd.	1,300	30,620
Mazda Motor Corp.*	45,500	91,598
McDonald’s Holdings Co. Japan Ltd.	1,576	41,885
Medipal Holdings Corp.	3,300	33,349
MEIJI Holdings Co., Ltd.	2,111	99,990
Minebea Co., Ltd.	10,000	33,560
Miraca Holdings, Inc.	1,300	57,149
Mitsubishi Chemical Holdings Corp.	37,000	250,342
Mitsubishi Corp.	37,900	771,821
Mitsubishi Electric Corp.	52,000	460,533
Mitsubishi Estate Co., Ltd.	34,000	550,262
Mitsubishi Gas Chemical Co., Inc.	10,000	61,478
Mitsubishi Heavy Industries Ltd.	82,000	344,827
Mitsubishi Logistics Corp.	3,000	32,293
Mitsubishi Materials Corp.	28,000	68,164
Mitsubishi Motors Corp.*	99,000	130,779
Mitsubishi Tanabe Pharma Corp.	5,700	105,665
Mitsubishi UFJ Financial Group, Inc.	344,800	1,549,728
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,500	59,911
Mitsui & Co., Ltd.	47,000	680,280
Mitsui Chemicals, Inc.	20,000	66,642
Mitsui Engineering & Shipbuilding Co., Ltd.	17,000	28,482
Mitsui Fudosan Co., Ltd.	23,000	364,025
Mitsui O.S.K. Lines Ltd.	30,000	114,977
Mizuho Financial Group, Inc.	615,335	888,752
MS&AD Insurance Group Holdings, Inc.	15,380	333,342
Murata Manufacturing Co., Ltd.	5,500	296,746
Nabtesco Corp.	2,500	47,370
Namco Bandai Holdings, Inc.	5,000	67,548
NEC Corp.*	67,000	136,103
NGK Insulators Ltd.	7,000	105,419
NGK Spark Plug Co., Ltd.	4,000	54,154
NHK Spring Co., Ltd.	4,000	35,284
Nidec Corp.	3,100	249,377
Nikon Corp.	9,500	223,228
Nintendo Co., Ltd.	2,700	393,277
Nippon Building Fund, Inc. (REIT)	14	144,713
Nippon Electric Glass Co., Ltd.	12,000	108,721
Nippon Express Co., Ltd.	21,000	89,441
Nippon Meat Packers, Inc.	5,000	64,947
Nippon Paper Group, Inc.	2,430	64,609
Nippon Sheet Glass Co., Ltd.	22,000	49,137
Nippon Steel Corp.	138,000	395,013
Nippon Telegraph & Telephone Corp.	12,924	621,137
Nippon Yusen KK	44,000	118,783
Nishi-Nippon City Bank Ltd.	22,000	67,576
Nissan Motor Co., Ltd.	67,300	594,747
Nisshin Seifun Group, Inc.	4,500	58,710
Nisshin Steel Co., Ltd.	15,000	26,803
Nissin Foods Holdings Co., Ltd.	1,400	56,409
Nitori Holdings Co., Ltd.	950	95,579
Nitto Denko Corp.	4,600	181,209
NKSJ Holdings, Inc.	10,425	230,306
NOK Corp.	2,700	48,550
Nomura Holdings, Inc.	95,800	349,087
Nomura Real Estate Holdings, Inc.	2,400	36,197
Nomura Real Estate Office Fund, Inc. (REIT)	7	42,659
Nomura Research Institute Ltd.	2,600	59,100
NSK Ltd.	12,000	88,079
NTN Corp.	13,000	60,940
NTT Data Corp.	37	114,156
NTT DoCoMo, Inc.	415	756,503
NTT Urban Development Corp.	27	19,600
Obayashi Corp.	20,000	99,124
Odakyu Electric Railway Co., Ltd.	16,000	152,035
OJI Paper Co., Ltd.	23,000	126,252
Olympus Corp.	6,100	188,301
Omron Corp.	5,300	103,807
Ono Pharmaceutical Co., Ltd.	2,200	131,004
Oracle Corp. Japan	900	31,657
Oriental Land Co., Ltd.	1,400	149,395
ORIX Corp.	2,840	221,321
Osaka Gas Co., Ltd.	51,000	211,993
Otsuka Corp.	400	27,540
Otsuka Holdings Co., Ltd.	7,100	194,172
Panasonic Corp.	59,800	577,977
Rakuten, Inc.	204	238,225
Resona Holdings, Inc.	51,605	244,334
Ricoh Co., Ltd.	19,000	158,954
Rinnai Corp.	800	66,867
Rohm Co., Ltd.	2,500	129,935
Sankyo Co., Ltd.	1,600	86,317
Santen Pharmaceutical Co., Ltd.	1,900	79,405
SBI Holdings, Inc.	507	43,795
Secom Co., Ltd.	5,800	278,856
Sega Sammy Holdings, Inc.	5,400	126,124
Seiko Epson Corp.	3,400	43,086
Sekisui Chemical Co., Ltd.	11,000	92,325
Sekisui House Ltd.	17,000	160,226
Seven & I Holdings Co., Ltd.	20,400	572,670
Seven Bank Ltd.	13	25,302
Sharp Corp.	28,000	235,089
Shikoku Electric Power Co., Inc.	4,700	129,280
Shimadzu Corp.	6,000	50,537
Shimamura Co., Ltd.	600	62,883
Shimano, Inc.	1,900	100,476
Shimizu Corp.	15,000	66,112
Shin-Etsu Chemical Co., Ltd.	11,100	544,241
Shinsei Bank Ltd.	37,000	41,546
Shionogi & Co., Ltd.	8,700	128,760
Shiseido Co., Ltd.	10,200	197,549
Shizuoka Bank Ltd.	16,000	167,416
Showa Denko KK	38,000	74,818
Showa Shell Sekiyu KK	4,500	32,062
SMC Corp.	1,500	219,038
Softbank Corp.	23,400	684,986
Sojitz Corp.	30,300	55,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sony Corp.	27,200	$522,003
Sony Financial Holdings, Inc.	4,400	66,540
Square Enix Holdings Co., Ltd.	1,400	25,160
Stanley Electric Co., Ltd.	3,800	57,398
Sumco Corp.*	3,000	28,034
Sumitomo Chemical Co., Ltd.	45,000	173,075
Sumitomo Corp.	30,500	377,114
Sumitomo Electric Industries Ltd.	20,400	238,702
Sumitomo Heavy Industries Ltd.	14,000	71,794
Sumitomo Metal Industries Ltd.	94,000	194,660
Sumitomo Metal Mining Co., Ltd.	15,000	198,826
Sumitomo Mitsui Financial Group, Inc.	36,297	1,024,378
Sumitomo Mitsui Trust Holdings, Inc.	84,680	279,936
Sumitomo Realty & Development Co., Ltd.	9,000	172,941
Sumitomo Rubber Industries Ltd.	4,500	57,573
Suruga Bank Ltd.	5,000	48,617
Suzuken Co., Ltd.	1,700	45,629
Suzuki Motor Corp.	9,400	206,778
Sysmex Corp.	1,900	68,248
T&D Holdings, Inc.	16,300	153,414
Taisei Corp.	27,000	74,470
Taisho Pharmaceutical Co., Ltd.†	3,000	73,668
Taiyo Nippon Sanso Corp.	7,000	48,642
Takashimaya Co., Ltd.	7,000	50,920
Takeda Pharmaceutical Co., Ltd.	21,300	1,011,322
TDK Corp.	3,200	111,359
Teijin Ltd.	28,000	100,405
Terumo Corp.	4,700	244,453
THK Co., Ltd.	3,100	51,719
Tobu Railway Co., Ltd.	25,000	117,796
Toho Co., Ltd.	2,700	47,154
Toho Gas Co., Ltd.	10,000	65,650
Tohoku Electric Power Co., Inc.	12,800	177,192
Tokio Marine Holdings, Inc.	19,600	496,832
Tokyo Electric Power Co., Inc.*	40,700	124,880
Tokyo Electron Ltd.	4,800	217,435
Tokyo Gas Co., Ltd.	69,000	321,405
Tokyu Corp.	29,000	145,598
Tokyu Land Corp.	12,000	43,095
TonenGeneral Sekiyu KK	7,000	80,279
Toppan Printing Co., Ltd.	14,000	102,007
Toray Industries, Inc.	40,000	280,314
Toshiba Corp.	109,000	444,473
Tosoh Corp.	12,000	37,493
TOTO Ltd.	7,000	61,840
Toyo Seikan Kaisha Ltd.	3,800	57,551
Toyo Suisan Kaisha Ltd.	2,000	54,807
Toyoda Gosei Co., Ltd.	1,800	34,063
Toyota Boshoku Corp.	1,700	24,321
Toyota Industries Corp.	5,200	151,247
Toyota Motor Corp.	74,600	2,550,159
Toyota Tsusho Corp.	5,500	93,977
Trend Micro, Inc.	2,700	84,277
Tsumura & Co.	1,500	47,802
Ube Industries Ltd.	25,000	82,891
Unicharm Corp.	3,300	158,395
Ushio, Inc.	2,400	36,456
USS Co., Ltd.	570	48,484
West Japan Railway Co.	4,900	210,134
Yahoo! Japan Corp.	374	116,195
Yakult Honsha Co., Ltd.	2,500	77,779
Yamada Denki Co., Ltd.	2,330	162,675
Yamaguchi Financial Group, Inc.	5,000	50,424
Yamaha Corp.	4,200	45,333
Yamaha Motor Co., Ltd.*	7,100	92,987
Yamato Holdings Co., Ltd.	11,400	207,483
Yamato Kogyo Co., Ltd.	1,100	28,772
Yamazaki Baking Co., Ltd.	3,000	45,543
Yaskawa Electric Corp.	7,000	52,802
Yokogawa Electric Corp.*	5,100	48,065

		56,818,871

Luxembourg (0.2%)
ArcelorMittal S.A.	23,261	371,502
Millicom International Cellular S.A. (SDR)	2,100	210,311
SES S.A. (FDR)	8,262	200,616
Tenaris S.A.	12,826	162,933

		945,362

Macau (0.1%)
Sands China Ltd.*	68,400	157,319
Wynn Macau Ltd.	45,200	104,424

		261,743

Mauritius (0.0%)
Essar Energy plc*	8,217	31,851

Mexico (0.0%)
Fresnillo plc	4,613	113,512

Netherlands (2.8%)
Aegon N.V.*	46,667	188,138
Akzo Nobel N.V.	6,286	277,891
ASML Holding N.V.	11,699	406,519
Corio N.V. (REIT)	1,524	70,134
Delta Lloyd N.V.	2,536	40,056
European Aeronautic Defence and Space Co. N.V.	11,081	310,883
Fugro N.V. (CVA)	1,733	87,750
Heineken Holding N.V.	3,296	127,141
Heineken N.V.	7,031	314,212
ING Groep N.V. (CVA)*	103,726	730,025
Koninklijke (Royal) KPN N.V.	41,229	542,761
Koninklijke Ahold N.V.	32,333	380,177
Koninklijke Boskalis Westminster N.V.	1,794	55,191
Koninklijke DSM N.V.	4,190	182,166
Koninklijke Philips Electronics N.V.	26,725	478,396
Koninklijke Vopak N.V.	1,791	85,805
PostNL N.V.	8,505	37,243
QIAGEN N.V.*	6,793	93,810
Randstad Holding N.V.	3,433	109,512
Reed Elsevier N.V.	18,776	205,320
Royal Dutch Shell plc, Class A	97,212	3,015,061
Royal Dutch Shell plc, Class B	72,972	2,266,494
SBM Offshore N.V.	4,901	84,989
TNT Express N.V.	8,733	60,256
Unilever N.V. (CVA)	44,110	1,397,141
Wolters Kluwer N.V.	8,422	136,386

		11,683,457

New Zealand (0.1%)
Auckland International Airport Ltd.	24,394	42,377
Contact Energy Ltd.*	8,696	35,928
Fletcher Building Ltd.	17,281	100,409
Sky City Entertainment Group Ltd.	14,999	37,756
Telecom Corp. of New Zealand Ltd.	49,586	98,054

		314,524

Norway (0.4%)
Aker Solutions ASA	4,188	40,184
DnB NOR ASA	26,520	264,755
Gjensidige Forsikring ASA	5,045	52,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Norsk Hydro ASA	25,958	$117,937
Orkla ASA	21,484	163,458
Renewable Energy Corp. ASA*	11,747	10,301
Statoil ASA	30,240	646,133
Telenor ASA	20,254	312,231
Yara International ASA	5,147	196,284

		1,803,510

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	75,981	19,712
Banco Espirito Santo S.A. (Registered)	13,001	34,425
Cimpor Cimentos de Portugal SGPS S.A.	5,129	34,366
EDP - Energias de Portugal S.A.	53,507	164,338
Galp Energia SGPS S.A., Class B	6,635	120,912
Jeronimo Martins SGPS S.A.	5,667	88,302
Portugal Telecom SGPS S.A. (Registered)	18,948	138,165

		600,220

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	44,000	67,954
CapitaLand Ltd.	74,000	137,950
CapitaMall Trust (REIT)	48,000	66,655
CapitaMalls Asia Ltd.	32,032	29,246
City Developments Ltd.	13,000	94,368
ComfortDelGro Corp., Ltd.	48,000	47,722
Cosco Corp., (Singapore) Ltd.	24,000	16,497
DBS Group Holdings Ltd.	46,000	412,379
Fraser and Neave Ltd.	23,000	100,673
Genting Singapore plc*	165,941	192,842
Global Logistic Properties Ltd.*	46,000	57,716
Golden Agri-Resources Ltd.	168,609	77,437
Hutchison Port Holdings Trust, Class U	154,000	101,885
Jardine Cycle & Carriage Ltd.	3,000	95,233
Keppel Corp., Ltd.	38,900	227,858
Keppel Land Ltd.	19,000	37,122
Neptune Orient Lines Ltd.	22,000	18,100
Olam International Ltd.	31,000	52,852
Oversea-Chinese Banking Corp., Ltd.	67,000	412,307
SembCorp Industries Ltd.	25,000	64,512
SembCorp Marine Ltd.	25,000	61,153
Singapore Airlines Ltd.	14,000	121,132
Singapore Exchange Ltd.	25,000	125,419
Singapore Press Holdings Ltd.	39,000	111,460
Singapore Technologies Engineering Ltd.	46,000	97,508
Singapore Telecommunications Ltd.	216,000	521,511
StarHub Ltd.	13,890	30,224
United Overseas Bank Ltd.	34,000	437,633
UOL Group Ltd.	13,000	40,949
Wilmar International Ltd.	54,000	214,202

		4,072,499

Spain (2.1%)
Abertis Infraestructuras S.A.	10,729	164,864
Acciona S.A.	629	53,097
Acerinox S.A.	2,543	28,595
ACS Actividades de Construccion y Servicios S.A.	4,012	141,560
Amadeus IT Holding S.A., Class A	7,177	115,211
Banco Bilbao Vizcaya Argentaria S.A.	115,532	941,366
Banco de Sabadell S.A.	28,147	100,813
Banco Popular Espanol S.A.	27,736	127,712
Banco Santander S.A.	228,468	1,867,736
Bankia S.A.*	23,441	114,579
Bankinter S.A.	5,340	29,085
CaixaBank	21,233	93,638
Distribuidora Internacional de Alimentacion S.A.*	14,445	56,885
EDP Renovaveis S.A.*	5,647	30,818
Enagas S.A.	5,288	97,382
Ferrovial S.A.	10,807	123,451
Fomento de Construcciones y Contratas S.A.	1,330	32,868
Gas Natural SDG S.A.	9,116	155,380
Grifols S.A.*	3,492	65,321
Iberdrola S.A.	106,795	722,731
Inditex S.A.	5,915	506,547
Indra Sistemas S.A.	2,486	35,789
Mapfre S.A.	19,054	58,858
Mediaset Espana Comunicacion S.A.	4,286	24,336
Red Electrica Corporacion S.A.	3,072	140,189
Repsol YPF S.A.	21,504	566,586
Telefonica S.A.	111,187	2,131,600
Zardoya Otis S.A.	3,647	46,507

		8,573,504

Sweden (1.7%)
Alfa Laval AB	9,401	147,592
Assa Abloy AB, Class B	8,617	177,396
Atlas Copco AB, Class A	18,211	321,690
Atlas Copco AB, Class B	10,647	167,028
Boliden AB	6,948	71,673
Electrolux AB, Class B	6,912	101,325
Getinge AB, Class B	5,775	125,887
Hennes & Mauritz AB, Class B	27,697	827,341
Hexagon AB, Class B	7,192	93,607
Holmen AB, Class B	1,371	34,022
Husqvarna AB, Class B	11,144	44,989
Industrivarden AB, Class C	3,058	31,966
Investor AB, Class B	12,372	217,163
Kinnevik Investment AB, Class B	6,029	111,717
Modern Times Group AB, Class B	1,191	47,551
Nordea Bank AB	71,199	575,307
Ratos AB, Class B	4,812	55,338
Sandvik AB	27,346	314,128
Scania AB, Class B	8,897	126,845
Securitas AB, Class B	7,891	57,521
Skandinaviska Enskilda Banken AB, Class A	38,300	205,923
Skanska AB, Class B	11,179	154,531
SKF AB, Class B	10,588	199,542
SSAB AB, Class A	3,928	29,069
Svenska Cellulosa AB, Class B	15,802	192,128
Svenska Handelsbanken AB, Class A	13,277	337,531
Swedbank AB, Class A	21,968	242,074
Swedish Match AB	6,031	199,560
Tele2 AB, Class B	8,996	164,499
Telefonaktiebolaget LM Ericsson, Class B	81,563	781,505
TeliaSonera AB	58,733	387,552
Volvo AB, Class B	37,356	365,220

		6,909,220

Switzerland (5.3%)
ABB Ltd. (Registered)*	59,356	1,013,664
Actelion Ltd. (Registered)*	3,178	105,726
Adecco S.A. (Registered)*	3,641	142,774
Aryzta AG	2,158	93,474
Baloise Holding AG (Registered)	1,366	99,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Financiere Richemont S.A., Class A	14,140	$627,685
Credit Suisse Group AG (Registered)*	30,519	791,943
GAM Holding AG*	5,321	66,502
Geberit AG (Registered)*	1,065	195,785
Givaudan S.A. (Registered)*	229	178,900
Glencore International plc	23,465	145,231
Holcim Ltd. (Registered)*	6,652	351,673
Julius Baer Group Ltd.*	5,670	188,950
Kuehne + Nagel International AG (Registered)	1,493	167,003
Lindt & Spruengli AG	23	66,943
Lindt & Spruengli AG (Registered)	3	103,647
Lonza Group AG (Registered)*	1,266	75,993
Nestle S.A. (Registered)	93,771	5,154,622
Novartis AG (Registered)	63,164	3,525,155
Pargesa Holding S.A.	670	45,794
Roche Holding AG	19,016	3,059,326
Schindler Holding AG	1,395	149,365
Schindler Holding AG (Registered)	553	60,299
SGS S.A. (Registered)	149	225,970
Sika AG	53	93,702
Sonova Holding AG (Registered)*	1,237	111,625
STMicroelectronics N.V.	17,980	117,483
Straumann Holding AG (Registered)	199	31,113
Sulzer AG (Registered)	604	61,833
Swatch Group AG	836	273,971
Swatch Group AG (Registered)	1,120	66,934
Swiss Life Holding AG (Registered)*	777	84,929
Swiss Reinsurance Co., Ltd.*	9,548	444,383
Swisscom AG (Registered)	633	257,206
Syngenta AG (Registered)*	2,562	663,710
Transocean Ltd.	8,651	416,169
UBS AG (Registered)*	98,530	1,121,594
Wolseley plc	7,758	193,121
Xstrata plc	56,202	704,853
Zurich Financial Services AG*	3,945	816,717

		22,095,597

United Kingdom (11.5%)
3i Group plc	28,525	82,979
Admiral Group plc	5,133	100,636
Aggreko plc	7,296	184,261
AMEC plc	9,584	120,545
Anglo American plc	35,745	1,232,688
Antofagasta plc	10,790	153,202
ARM Holdings plc	36,511	312,496
Associated British Foods plc	10,044	172,265
AstraZeneca plc	37,305	1,651,741
Autonomy Corp. plc*	6,518	258,180
Aviva plc	76,465	361,308
Babcock International Group plc	9,037	91,859
BAE Systems plc	92,477	381,255
Balfour Beatty plc	17,403	68,755
Barclays plc	313,230	768,925
BG Group plc	91,716	1,746,483
BHP Billiton plc	57,688	1,528,614
BP plc	508,796	3,051,710
British American Tobacco plc	54,052	2,290,990
British Land Co. plc (REIT)	22,890	169,040
British Sky Broadcasting Group plc	30,911	317,354
BT Group plc, Class A	210,381	563,952
Bunzl plc	8,461	100,494
Burberry Group plc	11,837	214,267
Cairn Energy plc*	38,298	165,979
Capita Group plc	17,141	187,350
Capital Shopping Centres Group plc (REIT)	14,262	72,454
Carnival plc	5,114	158,246
Centrica plc	139,673	642,068
Cobham plc	29,080	78,878
Compass Group plc	51,294	414,788
Diageo plc	67,805	1,290,042
Eurasian Natural Resources Corp.	6,693	59,607
G4S plc	39,685	164,542
GKN plc	41,899	113,274
GlaxoSmithKline plc	139,586	2,881,958
Hammerson plc (REIT)	18,120	105,760
HSBC Holdings plc	481,786	3,671,855
ICAP plc	16,584	105,414
Imperial Tobacco Group plc	27,587	931,627
Inmarsat plc	11,658	88,576
Intercontinental Hotels Group plc	8,140	132,142
International Consolidated Airlines Group S.A.*	23,674	55,740
International Power plc	42,339	200,567
Intertek Group plc	4,581	131,344
Invensys plc	20,579	71,519
Investec plc	12,451	67,149
ITV plc*	94,733	86,920
J Sainsbury plc	34,247	145,494
Johnson Matthey plc	6,020	147,354
Kazakhmys plc	5,519	67,582
Kingfisher plc	64,223	246,178
Land Securities Group plc (REIT)	20,912	208,294
Legal & General Group plc	159,327	238,452
Lloyds Banking Group plc*	1,106,592	586,783
London Stock Exchange Group plc	3,677	46,138
Lonmin plc	4,078	66,331
Man Group plc	52,319	135,309
Marks & Spencer Group plc	43,176	209,895
National Grid plc	95,033	942,259
Next plc	4,989	195,282
Old Mutual plc	148,134	239,507
Pearson plc	22,059	388,270
Petrofac Ltd.	7,423	137,333
Prudential plc	68,973	590,352
Randgold Resources Ltd.	2,534	246,611
Reckitt Benckiser Group plc	16,719	845,261
Reed Elsevier plc	33,013	251,498
Resolution Ltd.	40,723	156,307
Rexam plc	22,425	107,543
Rio Tinto plc	38,461	1,698,625
Rolls-Royce Holdings plc*	50,764	465,443
Royal Bank of Scotland Group plc*	476,737	170,672
RSA Insurance Group plc	97,033	166,438
SABMiller plc	25,791	838,259
Sage Group plc	37,544	148,858
Schroders plc	2,835	56,250
Scottish & Southern Energy plc	25,257	505,112
Segro plc (REIT)	18,761	64,056
Serco Group plc	12,424	98,438
Severn Trent plc	6,830	163,442
Smith & Nephew plc	24,294	218,417
Smiths Group plc	10,894	167,839
Standard Chartered plc	64,318	1,283,747
Standard Life plc	63,225	195,807
Subsea 7 S.A.*	7,854	149,318
Tesco plc	217,888	1,274,525
TUI Travel plc	12,621	29,083
Tullow Oil plc	24,093	488,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	34,761	$1,088,914
United Utilities Group plc	19,194	185,900
Vedanta Resources plc	3,028	51,563
Vodafone Group plc	1,383,278	3,572,101
Weir Group plc	5,783	138,562
Whitbread plc	5,127	125,620
WM Morrison Supermarkets plc	61,360	276,685

		47,622,320

United States (0.1%)
Sims Metal Management Ltd.	4,163	49,435
Synthes, Inc.(b)	1,773	286,676

		336,111

Total Common Stocks (59.9%) (Cost $285,814,484)		247,139,058

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11*	115,532	17,026
CaixaBank, expiring 10/13/11*	21,233	1,736

Total Rights (0.0%) (Cost $—)		18,762

Total Investments (59.9%) (Cost $285,814,484)		247,157,820
Other Assets Less Liabilities (40.1%)		165,745,477

Net Assets (100%)		$412,903,297

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

†	Securities (totaling $73,668 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.7%
Consumer Staples	7.1
Energy	4.8
Financials	14.0
Health Care	5.7
Industrials	6.7
Information Technology	2.7
Materials	6.0
Telecommunication Services	3.7
Utilities	3.5
Cash and Other	40.1

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$119,442	$19,954	$114,779	$—	$2,041	$12,384
AXA S.A.	521,019	304,462	—	609,552	33,743	—
BlackRock Liquidity Funds TempFund	14,570,690	169,044,031	183,614,721	—	10,771	—

	$15,211,151	$169,368,447	$183,729,500	$609,552	$46,555	$12,384

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	749	December-11	$21,341,296	$21,634,873	$293,577
E-Mini MSCI EAFE Index	4	December-11	276,086	269,320	(6,766)
FTSE 100 Index	169	December-11	13,986,123	13,415,432	(570,691)
SPI 200 Index	55	December-11	5,495,069	5,322,350	(172,719)
TOPIX Index	143	December-11	13,988,711	14,044,146	55,435

					$(401,164)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$25,140,644	$—	$25,140,644
Consumer Staples	—	28,463,372	—	28,463,372
Energy	—	20,186,024	—	20,186,024
Financials	—	54,271,572	—	54,271,572
Health Care	—	24,117,977	73,668	24,191,645
Industrials	33,475	30,274,649	—	30,308,124
Information Technology	—	12,172,744	—	12,172,744
Materials	—	24,664,681	—	24,664,681
Telecommunication Services	—	15,492,601	—	15,492,601
Utilities	—	12,247,651	—	12,247,651
Futures	349,012	—	—	349,012
Rights
Financials	—	18,762	—	18,762

Total Assets	$382,487	$247,050,677	$73,668	$247,506,832

Liabilities:
Futures	$(750,176)	$—	$—	$(750,176)

Total Liabilities	$(750,176)	$—	$—	$(750,176)

Total	$(367,689)	$247,050,677	$73,668	$246,756,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Health Care	Investments in Common Stocks-Industrials
Balance as of 12/31/10	$—	$3,089
Total gains or losses (realized/unrealized) included in earnings	7,643	(16)
Purchases	22,251	—
Sales	—	(3,073)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	43,774	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$73,668	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$7,643	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$106,199,328
Net Proceeds of Sales and Redemptions:
Stocks	$3,784,329

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,833,522
Aggregate gross unrealized depreciation	(44,969,103)

Net unrealized depreciation	$(39,135,581)

Federal income tax cost of investments	$286,293,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (29.3%)
Consumer Discretionary (1.6%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$31,000	$34,202

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	270,087

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	23,000	27,447
Marriott International, Inc.
5.625%, 2/15/13	121,000	125,770
McDonald’s Corp.
4.300%, 3/1/13	92,000	96,662
5.350%, 3/1/18	357,000	425,767
3.500%, 7/15/20	17,000	18,196
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	366,481

		1,060,323

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	38,693
Whirlpool Corp.
8.000%, 5/1/12	35,000	36,346
5.500%, 3/1/13	92,000	96,172
8.600%, 5/1/14	11,000	12,546

		183,757

Media (1.2%)
CBS Corp.
5.625%, 8/15/12	5,000	5,176
8.875%, 5/15/19	54,000	68,967
Comcast Corp.
5.300%, 1/15/14	154,000	166,951
5.900%, 3/15/16	559,000	639,532
6.500%, 1/15/17	1,004,000	1,179,215
5.700%, 7/1/19	61,000	71,114
COX Communications, Inc.
7.125%, 10/1/12	92,000	97,455
5.450%, 12/15/14	61,000	67,543
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	166,843
3.550%, 3/15/15	58,000	60,489
7.625%, 5/15/16	145,000	155,875
5.200%, 3/15/20	61,000	65,711
4.600%, 2/15/21	1,070,000	1,098,791
Discovery Communications LLC
5.050%, 6/1/20	425,000	464,575
NBCUniversal Media LLC
4.375%, 4/1/21	905,000	929,558
News America, Inc.
5.300%, 12/15/14	31,000	33,730
6.900%, 3/1/19	154,000	179,922
4.500%, 2/15/21	385,000	386,793
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	88,322
4.450%, 8/15/20	352,000	355,116
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	370,183
Thomson Reuters Corp.
6.500%, 7/15/18	382,000	453,175
4.700%, 10/15/19	31,000	33,633
Time Warner Cable, Inc.
5.400%, 7/2/12	61,000	62,961
7.500%, 4/1/14	77,000	87,096
3.500%, 2/1/15	407,000	423,215
5.850%, 5/1/17	154,000	171,119
8.250%, 4/1/19	154,000	192,843
5.000%, 2/1/20	57,000	60,550
4.125%, 2/15/21	405,000	403,334
Time Warner Entertainment Co. LP
8.375%, 3/15/23	495,000	633,818
Time Warner, Inc.
5.875%, 11/15/16	557,000	629,577
4.700%, 1/15/21	625,000	653,269
Viacom, Inc.
4.375%, 9/15/14	77,000	82,276
5.625%, 9/15/19	61,000	68,803
4.500%, 3/1/21	455,000	468,067
Walt Disney Co.
4.500%, 12/15/13	154,000	166,355
6.000%, 7/17/17	154,000	184,703

		11,426,655

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	109,137
Nordstrom, Inc.
6.750%, 6/1/14	18,000	20,341
6.250%, 1/15/18	123,000	145,728
4.750%, 5/1/20	21,000	23,046
Target Corp.
5.125%, 1/15/13	184,000	194,498
5.875%, 7/15/16	220,000	261,437
3.875%, 7/15/20	255,000	276,442

		1,030,629

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	84,703
Home Depot, Inc.
5.400%, 3/1/16	496,000	561,216
Lowe’s Cos., Inc.
5.600%, 9/15/12	92,000	96,187
5.400%, 10/15/16	300,000	347,032
4.625%, 4/15/20	61,000	67,308
Staples, Inc.
9.750%, 1/15/14	154,000	178,493
TJX Cos., Inc.
6.950%, 4/15/19	45,000	56,456

		1,391,395

Total Consumer Discretionary		15,397,048

Consumer Staples (2.7%)
Beverages (0.9%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	1,172,000	1,273,096
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	123,000	125,555
4.125%, 1/15/15	100,000	108,370
5.375%, 1/15/20	1,246,000	1,451,698
Bottling Group LLC
6.950%, 3/15/14	154,000	176,104
5.500%, 4/1/16	1,070,000	1,245,111
5.125%, 1/15/19	154,000	179,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Co.
0.750%, 11/15/13	$380,000	$379,412
1.500%, 11/15/15	395,000	398,658
3.150%, 11/15/20	665,000	686,405
Coca-Cola Refreshments USA, Inc.
8.500%, 2/1/12	92,000	94,317
7.375%, 3/3/14	154,000	175,904
Diageo Capital plc
7.375%, 1/15/14	154,000	174,933
5.500%, 9/30/16	460,000	528,313
5.750%, 10/23/17	92,000	107,464
Diageo Finance B.V.
5.500%, 4/1/13	184,000	196,393
3.250%, 1/15/15	31,000	32,446
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	356,258
Fortune Brands, Inc.
3.000%, 6/1/12	77,000	77,444
6.375%, 6/15/14	49,000	54,261
PepsiCo, Inc.
4.650%, 2/15/13	250,000	263,583
3.100%, 1/15/15	77,000	81,540
5.000%, 6/1/18	92,000	106,765
7.900%, 11/1/18	425,000	565,497
4.500%, 1/15/20	252,000	282,893

		9,122,291

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	108,802
CVS Caremark Corp.
3.250%, 5/18/15	46,000	48,413
6.125%, 8/15/16	439,000	507,743
5.750%, 6/1/17	92,000	105,592
6.600%, 3/15/19	77,000	93,660
4.750%, 5/18/20	46,000	50,360
Kroger Co.
5.000%, 4/15/13	92,000	96,694
7.500%, 1/15/14	154,000	174,208
3.900%, 10/1/15	61,000	65,185
6.150%, 1/15/20	304,000	364,878
Safeway, Inc.
6.350%, 8/15/17	92,000	106,424
5.000%, 8/15/19	154,000	168,112
Sysco Corp.
5.250%, 2/12/18	61,000	72,259
Walgreen Co.
4.875%, 8/1/13	92,000	98,844
Wal-Mart Stores, Inc.
4.550%, 5/1/13	224,000	237,941
1.500%, 10/25/15	3,410,000	3,438,470
5.800%, 2/15/18	1,077,000	1,307,516
3.250%, 10/25/20	260,000	269,341

		7,314,442

Food Products (0.5%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	75,000	78,735
Campbell Soup Co.
3.375%, 8/15/14	61,000	64,888
3.050%, 7/15/17	31,000	32,771
4.500%, 2/15/19	61,000	66,883
Corn Products International, Inc.
3.200%, 11/1/15	31,000	31,777
4.625%, 11/1/20	31,000	32,635
General Mills, Inc.
5.250%, 8/15/13	200,000	215,655
5.200%, 3/17/15	535,000	599,813
5.650%, 2/15/19	199,000	235,640
H.J. Heinz Co.
5.350%, 7/15/13	154,000	165,903
Kellogg Co.
4.250%, 3/6/13	92,000	96,158
4.450%, 5/30/16	230,000	256,342
Kraft Foods, Inc.
6.250%, 6/1/12	146,000	151,167
2.625%, 5/8/13	650,000	663,478
4.125%, 2/9/16	1,036,000	1,103,200
6.125%, 2/1/18	246,000	288,753
5.375%, 2/10/20	587,000	664,320
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	32,502
4.900%, 11/1/19	46,000	51,461

		4,832,081

Household Products (0.2%)
Clorox Co.
5.000%, 3/1/13	154,000	162,010
3.550%, 11/1/15	31,000	32,255
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	19,281
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	487,731
Procter & Gamble Co.
1.800%, 11/15/15	485,000	497,660
4.850%, 12/15/15	92,000	104,785
4.700%, 2/15/19	439,000	514,893

		1,818,615

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	954,000	1,264,232
9.250%, 8/6/19	307,000	402,417
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	56,232
6.875%, 5/1/20	46,000	51,011
Philip Morris International, Inc.
4.875%, 5/16/13	419,000	444,548
5.650%, 5/16/18	92,000	108,714
4.500%, 3/26/20	430,000	478,358
Reynolds American, Inc.
7.250%, 6/1/13	92,000	100,371
7.625%, 6/1/16	325,000	389,090

		3,294,973

Total Consumer Staples		26,382,402

Energy (2.2%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	23,167
Halliburton Co.
6.150%, 9/15/19	77,000	93,255
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	47,229
Transocean, Inc.
4.950%, 11/15/15	77,000	81,093
6.000%, 3/15/18	31,000	33,008
6.500%, 11/15/20	61,000	66,563
Weatherford International Ltd.
6.000%, 3/15/18	92,000	101,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 9/15/20	$640,000	$651,329

		1,097,410

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	719,000	786,441
Apache Corp.
5.250%, 4/15/13	31,000	33,000
3.625%, 2/1/21	450,000	472,037
Buckeye Partners LP
5.500%, 8/15/19	46,000	50,359
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	347,133
Cenovus Energy, Inc.
4.500%, 9/15/14	154,000	166,018
5.700%, 10/15/19	92,000	106,211
Chevron Corp.
4.950%, 3/3/19	569,000	677,685
ConocoPhillips
5.750%, 2/1/19	335,000	400,540
6.000%, 1/15/20	154,000	188,546
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	9,576
EnCana Corp.
5.900%, 12/1/17	31,000	35,274
6.500%, 5/15/19	192,000	229,789
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	240,651
9.700%, 3/15/19	154,000	190,643
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	180,204
5.600%, 10/15/14	240,000	262,680
3.200%, 2/1/16	265,000	270,713
6.300%, 9/15/17	154,000	178,767
5.200%, 9/1/20	256,000	281,474
EOG Resources, Inc.
6.875%, 10/1/18	31,000	38,351
5.625%, 6/1/19	38,000	44,981
4.100%, 2/1/21	560,000	599,021
EQT Corp.
8.125%, 6/1/19	38,000	46,071
Hess Corp.
8.125%, 2/15/19	230,000	296,450
Husky Energy, Inc.
5.900%, 6/15/14	32,000	35,108
7.250%, 12/15/19	330,000	404,333
Kinder Morgan Energy Partners LP
3.500%, 3/1/16	565,000	579,669
9.000%, 2/1/19	307,000	392,160
6.850%, 2/15/20	9,000	10,626
5.300%, 9/15/20	23,000	24,927
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	44,898
4.250%, 2/1/21	31,000	32,016
Marathon Oil Corp.
5.900%, 3/15/18	71,000	82,720
Marathon Petroleum Corp.
3.500%, 3/1/16§	610,000	628,901
Nabors Industries, Inc.
9.250%, 1/15/19	274,000	346,614
Nexen, Inc.
6.200%, 7/30/19	25,000	28,520
NuStar Logistics LP
4.800%, 9/1/20	61,000	64,027
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	85,512
ONEOK Partners LP
8.625%, 3/1/19	154,000	198,362
Petrobras International Finance Co.
3.875%, 1/27/16	390,000	386,880
6.125%, 10/6/16	3,034,000	3,291,890
5.875%, 3/1/18	92,000	95,806
7.875%, 3/15/19	92,000	106,720
5.750%, 1/20/20	307,000	318,666
5.375%, 1/27/21	390,000	394,504
Petro-Canada, Inc.
9.250%, 10/15/21	92,000	131,217
Plains All American Pipeline LP
6.500%, 5/1/18	154,000	177,319
8.750%, 5/1/19	46,000	58,704
Shell International Finance B.V.
4.950%, 3/22/12	31,000	31,659
4.000%, 3/21/14	154,000	165,993
3.250%, 9/22/15	590,000	629,165
4.300%, 9/22/19	215,000	241,500
4.375%, 3/25/20	441,000	495,254
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	173,973
Statoil ASA
3.875%, 4/15/14	77,000	82,716
5.250%, 4/15/19	532,000	627,501
Suncor Energy, Inc.
6.100%, 6/1/18	300,000	349,849
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	34,390
Total Capital S.A.
2.300%, 3/15/16	495,000	508,131
4.450%, 6/24/20	470,000	525,446
TransCanada PipeLines Ltd.
7.125%, 1/15/19	307,000	389,732
3.800%, 10/1/20	525,000	553,722
Valero Energy Corp.
6.875%, 4/15/12	694,000	714,816
4.750%, 6/15/13	31,000	32,650
4.500%, 2/1/15	14,000	14,948
9.375%, 3/15/19	46,000	58,948
6.125%, 2/1/20	20,000	22,193
Williams Partners LP
3.800%, 2/15/15	31,000	32,344
5.250%, 3/15/20	634,000	681,928

		20,419,572

Total Energy		21,516,982

Financials (13.7%)
Capital Markets (2.3%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	17,183
5.300%, 3/15/20	325,000	359,234
Bank of New York Mellon Corp.
4.950%, 11/1/12	184,000	191,925
5.125%, 8/27/13	575,000	618,898
4.300%, 5/15/14	45,000	48,553
5.450%, 5/15/19	380,000	439,059
Bear Stearns Cos. LLC
5.350%, 2/1/12	184,000	186,806
5.700%, 11/15/14	92,000	99,214
6.400%, 10/2/17	154,000	174,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
BlackRock, Inc.
3.500%, 12/10/14	$77,000	$81,819
5.000%, 12/10/19	77,000	84,416
Charles Schwab Corp.
4.950%, 6/1/14	15,000	16,392
Deutsche Bank AG/London
5.375%, 10/12/12	154,000	158,816
2.375%, 1/11/13	864,000	858,028
4.875%, 5/20/13	184,000	190,155
3.450%, 3/30/15	154,000	153,259
3.250%, 1/11/16	625,000	612,809
Goldman Sachs Group, Inc.
3.250%, 6/15/12	614,000	627,020
3.625%, 8/1/12	88,000	89,219
5.250%, 10/15/13	564,000	586,025
5.150%, 1/15/14	154,000	159,447
3.625%, 2/7/16	2,260,000	2,200,279
5.625%, 1/15/17	1,035,000	1,004,019
5.950%, 1/18/18	399,000	410,785
7.500%, 2/15/19	154,000	171,852
5.375%, 3/15/20	1,950,000	1,936,496
Jefferies Group, Inc.
8.500%, 7/15/19	154,000	171,276
Merrill Lynch & Co., Inc.
6.050%, 5/16/16	307,000	276,280
6.875%, 4/25/18	1,811,000	1,811,650
Morgan Stanley
3.250%, 12/1/11	614,000	617,032
1.950%, 6/20/12	307,000	310,666
5.750%, 8/31/12	154,000	159,088
4.750%, 4/1/14	307,000	291,748
6.000%, 4/28/15	1,650,000	1,642,205
5.375%, 10/15/15	154,000	152,774
5.450%, 1/9/17	539,000	519,908
5.950%, 12/28/17	184,000	178,422
6.625%, 4/1/18	1,787,000	1,772,815
5.625%, 9/23/19	461,000	432,451
5.750%, 1/25/21	1,765,000	1,623,918
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	81,737
4.125%, 1/19/16	505,000	512,455
6.700%, 3/4/20	87,000	97,827
Northern Trust Corp.
4.625%, 5/1/14	20,000	21,562
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	72,811

		22,223,185

Commercial Banks (4.1%)
American Express Bank FSB
3.150%, 12/9/11	307,000	308,757
Bank of Nova Scotia
2.250%, 1/22/13	329,000	335,211
3.400%, 1/22/15	322,000	338,860
4.375%, 1/13/21	335,000	365,565
Barclays Bank plc
5.450%, 9/12/12	184,000	188,605
5.000%, 9/22/16	1,137,000	1,139,551
5.125%, 1/8/20	735,000	720,272
BB&T Corp.
3.375%, 9/25/13	92,000	95,314
3.200%, 3/15/16	515,000	526,004
3.950%, 4/29/16	46,000	48,641
4.900%, 6/30/17	307,000	327,042
BNP Paribas
3.600%, 2/23/16	465,000	457,611
5.000%, 1/15/21	460,000	450,347
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	92,538
Credit Suisse AG/New York
3.450%, 7/2/12	123,000	124,934
5.000%, 5/15/13	614,000	634,586
5.500%, 5/1/14	154,000	162,801
6.000%, 2/15/18	184,000	186,719
5.300%, 8/13/19	839,000	847,638
5.400%, 1/14/20	1,092,000	1,049,094
Fifth Third Bancorp
6.250%, 5/1/13	154,000	163,057
3.625%, 1/25/16	475,000	482,890
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	188,416
KeyCorp
6.500%, 5/14/13	77,000	82,133
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	184,000	184,137
4.000%, 10/15/13	338,000	360,818
3.500%, 3/10/14	614,000	655,851
4.125%, 10/15/14	2,902,000	3,186,268
4.500%, 7/16/18	2,911,000	3,420,067
4.000%, 1/27/20	461,000	526,436
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	285,000	295,716
4.125%, 7/15/13	2,949,000	3,134,231
5.125%, 2/1/17	154,000	181,748
Lloyds TSB Bank plc
4.875%, 1/21/16	375,000	369,655
6.375%, 1/21/21	370,000	364,792
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	246,000	256,585
5.000%, 4/25/17	2,854,000	3,346,124
PNC Funding Corp.
5.625%, 2/1/17	1,770,000	1,921,739
5.125%, 2/8/20	31,000	34,313
Regions Bank/Alabama
3.250%, 12/9/11	307,000	308,698
Royal Bank of Canada
2.100%, 7/29/13	61,000	62,557
2.625%, 12/15/15	380,000	392,948
Royal Bank of Scotland Group plc
5.000%, 10/1/14	184,000	171,335
6.400%, 10/21/19	1,125,000	1,075,456
Royal Bank of Scotland plc
6.125%, 1/11/21	230,000	227,370
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	179,066
U.S. Bancorp
2.000%, 6/14/13	455,000	463,967
4.200%, 5/15/14	77,000	82,635
2.450%, 7/27/15	465,000	477,152
UBS AG/Connecticut
2.250%, 8/12/13	250,000	245,518
5.875%, 7/15/16	1,190,000	1,225,617
5.875%, 12/20/17	307,000	315,913
4.875%, 8/4/20	250,000	240,723
Wachovia Corp.
5.300%, 10/15/11	154,000	154,144
5.500%, 5/1/13	154,000	163,648
5.250%, 8/1/14	307,000	322,078
5.750%, 2/1/18	1,184,000	1,333,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
3.000%, 12/9/11	$230,000	$231,167
3.750%, 10/1/14	246,000	259,765
3.676%, 6/15/16	2,911,000	3,029,262
5.625%, 12/11/17	307,000	347,200
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	154,000	154,000
Westpac Banking Corp.
2.250%, 11/19/12	77,000	78,024
3.000%, 8/4/15	545,000	554,924
4.875%, 11/19/19	522,000	546,818

		40,199,050

Consumer Finance (0.9%)
Ally Financial, Inc.
1.750%, 10/30/12	184,000	186,859
2.200%, 12/19/12	307,000	313,773
American Express Co.
7.250%, 5/20/14	77,000	87,268
5.500%, 9/12/16	1,925,000	2,153,792
6.150%, 8/28/17	246,000	281,187
8.125%, 5/20/19	402,000	507,369
Capital One Bank USA N.A.
8.800%, 7/15/19	865,000	1,019,070
Capital One Financial Corp.
7.375%, 5/23/14	154,000	172,017
6.150%, 9/1/16	31,000	32,839
6.750%, 9/15/17	154,000	174,654
Discover Financial Services
10.250%, 7/15/19	285,000	344,962
HSBC Finance Corp.
5.500%, 1/19/16	1,395,000	1,456,056
6.676%, 1/15/21§	376,000	369,541
PACCAR Financial Corp.
1.950%, 12/17/12	31,000	31,319
SLM Corp.
5.000%, 10/1/13	307,000	300,516
6.250%, 1/25/16	410,000	402,429
8.450%, 6/15/18	31,000	32,245
8.000%, 3/25/20	392,000	386,981
Toyota Motor Credit Corp.
1.375%, 8/12/13	232,000	233,788
2.800%, 1/11/16	230,000	234,945
4.250%, 1/11/21	230,000	249,263

		8,970,873

Diversified Financial Services (4.6%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	184,000	195,005
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	17,000	16,655
Bank of America Corp.
2.100%, 4/30/12	307,000	310,329
3.125%, 6/15/12	768,000	783,783
6.500%, 8/1/16	215,000	213,505
5.625%, 10/14/16	399,000	383,436
5.650%, 5/1/18	461,000	437,735
7.625%, 6/1/19	614,000	644,956
5.625%, 7/1/20	5,650,000	5,204,000
Boeing Capital Corp.
6.500%, 2/15/12	92,000	93,928
BP Capital Markets plc
3.625%, 5/8/14	61,000	64,031
3.875%, 3/10/15	107,000	113,443
3.125%, 10/1/15	1,390,000	1,436,259
4.500%, 10/1/20	875,000	947,738
Caterpillar Financial Services Corp.
1.900%, 12/17/12	20,000	20,278
2.000%, 4/5/13	31,000	31,389
4.900%, 8/15/13	92,000	98,751
6.125%, 2/17/14	2,610,000	2,912,000
7.150%, 2/15/19	1,090,000	1,401,036
Citigroup Funding, Inc.
1.875%, 10/22/12	154,000	156,433
Citigroup, Inc.
2.875%, 12/9/11	461,000	463,367
2.125%, 4/30/12	614,000	620,785
5.300%, 10/17/12	307,000	314,615
6.500%, 8/19/13	154,000	162,054
5.500%, 10/15/14	369,000	383,372
4.750%, 5/19/15	1,625,000	1,665,207
5.850%, 8/2/16	1,754,000	1,875,307
6.125%, 11/21/17	230,000	245,772
6.125%, 5/15/18	315,000	337,870
8.500%, 5/22/19	154,000	186,004
5.375%, 8/9/20	1,655,000	1,714,608
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	706,000	819,835
Credit Suisse USA, Inc.
6.500%, 1/15/12	92,000	93,318
5.375%, 3/2/16	530,000	567,166
General Electric Capital Corp.
3.000%, 12/9/11	461,000	463,455
2.200%, 6/8/12	307,000	311,184
2.625%, 12/28/12	614,000	631,335
4.375%, 9/21/15	307,000	326,335
5.625%, 5/1/18	768,000	839,569
5.550%, 5/4/20	2,770,000	3,018,652
4.625%, 1/7/21	2,735,000	2,838,528
John Deere Capital Corp.
7.000%, 3/15/12	92,000	94,678
2.875%, 6/19/12	230,000	234,396
5.250%, 10/1/12	154,000	160,924
5.100%, 1/15/13	265,000	279,335
2.950%, 3/9/15	275,000	289,140
5.500%, 4/13/17	92,000	106,833
5.750%, 9/10/18	92,000	111,713
JPMorgan Chase & Co.
3.125%, 12/1/11	461,000	463,140
6.625%, 3/15/12	307,000	313,940
2.125%, 6/22/12	461,000	467,234
4.650%, 6/1/14	77,000	81,515
5.125%, 9/15/14	307,000	323,316
3.700%, 1/20/15	369,000	378,099
2.600%, 1/15/16	2,825,000	2,763,421
6.000%, 1/15/18	1,327,000	1,477,790
6.300%, 4/23/19	307,000	347,318
4.950%, 3/25/20	415,000	438,848
4.400%, 7/22/20	31,000	31,364
4.250%, 10/15/20	2,000,000	2,004,740
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	307,000	310,079
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	78,471
5.550%, 1/15/20	31,000	31,042
National Rural Utilities Cooperative Finance Corp.
5.500%, 7/1/13	345,000	372,290
3.050%, 3/1/16	375,000	392,362
5.450%, 2/1/18	31,000	35,674
ORIX Corp.
4.710%, 4/27/15	51,000	52,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Private Export Funding Corp.
4.950%, 11/15/15	$31,000	$35,690
4.300%, 12/15/21	31,000	35,523
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,408
5.150%, 3/15/20	20,000	21,968
Unilever Capital Corp.
4.800%, 2/15/19	154,000	179,160

		45,283,318

Insurance (1.4%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	500,000	505,717
5.900%, 6/15/19	15,000	17,499
Aflac, Inc.
3.450%, 8/15/15	31,000	31,677
8.500%, 5/15/19	46,000	55,993
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	348,662
Allstate Corp.
6.200%, 5/16/14	77,000	85,888
7.450%, 5/16/19	372,000	454,736
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	38,338
American International Group, Inc.
5.050%, 10/1/15	246,000	240,724
5.850%, 1/16/18	1,179,000	1,168,035
8.250%, 8/15/18	1,201,000	1,331,245
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	675,000	691,591
5.400%, 5/15/18	1,728,000	1,972,965
4.250%, 1/15/21	625,000	655,867
Chubb Corp.
5.750%, 5/15/18	184,000	216,449
CNA Financial Corp.
7.350%, 11/15/19	14,000	15,503
5.875%, 8/15/20	92,000	94,530
Genworth Financial, Inc.
6.515%, 5/22/18	396,000	347,813
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	475,000	463,132
Lincoln National Corp.
8.750%, 7/1/19	320,000	379,286
6.250%, 2/15/20	15,000	15,767
Markel Corp.
7.125%, 9/30/19	61,000	69,114
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	199,649
MetLife, Inc.
5.000%, 6/15/15	579,000	634,306
7.717%, 2/15/19	307,000	376,308
4.750%, 2/8/21	630,000	655,623
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	47,833
Principal Life Income Funding Trusts
5.300%, 4/24/13	92,000	97,539
Prudential Financial, Inc.
2.750%, 1/14/13	31,000	31,273
5.100%, 9/20/14	92,000	97,007
3.875%, 1/14/15	41,000	41,906
6.200%, 1/15/15	9,000	9,879
6.000%, 12/1/17	478,000	506,708
7.375%, 6/15/19	170,000	199,206
5.375%, 6/21/20	610,000	640,088
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,185
Travelers Cos., Inc.
5.900%, 6/2/19	565,000	658,346

		13,431,387

Real Estate Investment Trusts (REITs) (0.4%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	68,505
6.100%, 3/15/20	61,000	69,037
Boston Properties LP
4.125%, 5/15/21	360,000	345,254
Digital Realty Trust LP
4.500%, 7/15/15	61,000	62,254
Duke Realty LP
5.950%, 2/15/17	28,000	29,332
Entertainment Properties Trust
7.750%, 7/15/20	31,000	33,170
ERP Operating LP
5.125%, 3/15/16	384,000	411,954
HCP, Inc.
5.650%, 12/15/13	92,000	96,627
3.750%, 2/1/16	345,000	340,946
6.000%, 1/30/17	100,000	105,289
Health Care REIT, Inc.
6.200%, 6/1/16	390,000	419,099
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	295,000	304,779
6.500%, 1/17/17	31,000	33,464
Hospitality Properties Trust
7.875%, 8/15/14	77,000	83,578
Kimco Realty Corp.
6.875%, 10/1/19	61,000	69,630
Liberty Property LP
4.750%, 10/1/20	61,000	61,319
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	72,320
Simon Property Group LP
4.200%, 2/1/15	28,000	29,546
5.250%, 12/1/16	417,000	454,251
5.650%, 2/1/20	77,000	84,440
4.375%, 3/1/21	465,000	472,411

		3,647,205

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	54,000	58,830
6.250%, 3/15/17	23,000	24,067
6.875%, 3/15/20	3,000	3,130

		86,027

Thrifts & Mortgage Finance (0.0%)
Western Corporate Federal Credit Union
1.750%, 11/2/12	92,000	93,397

Total Financials		133,934,442

Health Care (1.9%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14	92,000	102,526
5.700%, 2/1/19	92,000	109,965
4.500%, 3/15/20	15,000	16,729

		229,220

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
1.800%, 3/15/13	12,000	12,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 3/15/15	$92,000	$102,278
4.250%, 3/15/20	31,000	33,801
Covidien International Finance S.A.
1.875%, 6/15/13	61,000	61,859
6.000%, 10/15/17	184,000	218,490
Medtronic, Inc.
3.000%, 3/15/15	615,000	651,121
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	364,473
Stryker Corp.
3.000%, 1/15/15	31,000	32,687
4.375%, 1/15/20	31,000	34,084

		1,510,964

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.000%, 6/15/16	92,000	106,052
CIGNA Corp.
5.125%, 6/15/20	40,000	43,496
Express Scripts, Inc.
6.250%, 6/15/14	307,000	337,918
McKesson Corp.
6.500%, 2/15/14	154,000	172,106
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	37,576
4.125%, 9/15/20	520,000	516,799
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	29,926
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	182,743
4.700%, 2/15/21	620,000	684,240
WellPoint, Inc.
6.000%, 2/15/14	154,000	170,188
7.000%, 2/15/19	307,000	378,918

		2,659,962

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	355,000	383,004
Life Technologies Corp.
5.000%, 1/15/21	375,000	388,262

		771,266

Pharmaceuticals (1.4%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	92,000	108,301
5.600%, 11/30/17	307,000	364,844
4.125%, 5/27/20	1,025,000	1,134,579
AstraZeneca plc
5.400%, 9/15/12	92,000	96,265
5.900%, 9/15/17	345,000	412,192
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	109,903
Eli Lilly and Co.
3.550%, 3/6/12	154,000	155,946
5.200%, 3/15/17	331,000	384,117
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	321,000	342,442
5.650%, 5/15/18	304,000	367,612
Hospira, Inc.
6.400%, 5/15/15	14,000	15,849
Johnson & Johnson
5.150%, 7/15/18	457,000	554,001
Merck & Co., Inc.
5.300%, 12/1/13	250,000	273,574
4.000%, 6/30/15	61,000	67,085
2.250%, 1/15/16	280,000	289,870
6.000%, 9/15/17	92,000	112,135
3.875%, 1/15/21	280,000	304,482
Novartis Capital Corp.
1.900%, 4/24/13	618,000	630,649
2.900%, 4/24/15	610,000	645,567
4.400%, 4/24/20	605,000	683,663
Novartis Securities Investment Ltd.
5.125%, 2/10/19	246,000	290,392
Pfizer, Inc.
4.450%, 3/15/12	154,000	156,630
4.500%, 2/15/14	154,000	167,364
5.350%, 3/15/15	154,000	175,450
6.200%, 3/15/19	574,000	719,301
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	362,695
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	31,000	31,177
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	64,000	69,278
6.125%, 8/15/19	52,000	61,394
Wyeth
5.500%, 3/15/13	612,000	654,059
5.500%, 2/15/16	3,177,000	3,655,158

		13,395,974

Total Health Care		18,567,386

Industrials (1.4%)
Aerospace & Defense (0.4%)
Boeing Co.
5.125%, 2/15/13	195,000	205,998
3.500%, 2/15/15	215,000	230,592
3.750%, 11/20/16	200,000	218,004
6.000%, 3/15/19	154,000	187,044
4.875%, 2/15/20	199,000	227,068
General Dynamics Corp.
4.250%, 5/15/13	92,000	97,171
5.375%, 8/15/15	305,000	349,195
Goodrich Corp.
4.875%, 3/1/20	31,000	34,975
Honeywell International, Inc.
4.250%, 3/1/13	246,000	258,187
5.000%, 2/15/19	154,000	178,299
ITT Corp.
4.900%, 5/1/14	20,000	21,864
6.125%, 5/1/19	28,000	35,902
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	116,339
Northrop Grumman Corp.
3.700%, 8/1/14	46,000	48,828
5.050%, 8/1/19	26,000	29,442
Raytheon Co.
6.400%, 12/15/18	92,000	113,252
4.400%, 2/15/20	31,000	33,643
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	17,553
United Technologies Corp.
4.875%, 5/1/15	565,000	633,845
5.375%, 12/15/17	92,000	106,699
6.125%, 2/1/19	154,000	188,847

		3,332,747

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	154,000	200,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
United Parcel Service, Inc.
4.500%, 1/15/13	$462,000	$485,237
3.125%, 1/15/21	525,000	548,108

		1,234,311

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	70,229	76,550
Delta Air Lines, Inc.
7.750%, 12/17/19	86,004	90,519

		167,069

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	307,000	328,803
8.125%, 7/15/18	31,000	36,259

		365,062

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	31,523
Dartmouth College
4.750%, 6/1/19	15,000	17,102
Johns Hopkins University
5.250%, 7/1/19	69,000	81,422
Pitney Bowes, Inc.
4.750%, 1/15/16	461,000	489,372
5.750%, 9/15/17	71,000	72,798
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	153,458	145,018
Republic Services, Inc.
5.500%, 9/15/19	96,000	109,586
Vanderbilt University
5.250%, 4/1/19	77,000	89,891
Waste Management, Inc.
5.000%, 3/15/14	31,000	33,683
6.100%, 3/15/18	154,000	177,513
Yale University
2.900%, 10/15/14	77,000	81,685

		1,329,593

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	33,900
4.875%, 10/15/19	230,000	267,003

		300,903

Industrial Conglomerates (0.4%)
3M Co.
4.375%, 8/15/13	31,000	33,242
Cooper U.S., Inc.
5.250%, 11/15/12	31,000	32,451
Danaher Corp.
5.625%, 1/15/18	154,000	184,484
General Electric Co.
5.000%, 2/1/13	2,531,000	2,650,792
5.250%, 12/6/17	230,000	255,545
Harsco Corp.
2.700%, 10/15/15	31,000	31,537
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	154,000	188,842
Tyco Electronics Group S.A.
6.000%, 10/1/12	138,000	144,603
Tyco International Finance S.A.
6.000%, 11/15/13	92,000	100,723
4.125%, 10/15/14	46,000	48,902
3.375%, 10/15/15	31,000	32,241
8.500%, 1/15/19	92,000	120,093
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	320,000	401,210

		4,224,665

Machinery (0.1%)
Deere & Co.
4.375%, 10/16/19	271,000	306,119
Eaton Corp.
6.950%, 3/20/19	285,000	367,930
Snap-on, Inc.
6.125%, 9/1/21	61,000	73,408

		747,457

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	33,028

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	181,430
4.700%, 10/1/19	100,000	111,410
Canadian National Railway Co.
5.550%, 3/1/19	154,000	185,017
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	25,082
CSX Corp.
6.250%, 4/1/15	301,000	347,334
7.375%, 2/1/19	307,000	388,956
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	31,259
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	76,678
5.750%, 4/1/18	154,000	180,506
5.900%, 6/15/19	20,000	24,067
Ryder System, Inc.
3.600%, 3/1/16	61,000	63,657
Union Pacific Corp.
6.125%, 2/15/20	154,000	187,087
4.000%, 2/1/21	505,000	536,151

		2,338,634

Total Industrials		14,073,469

Information Technology (1.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	347,045
4.950%, 2/15/19	169,000	192,314
4.450%, 1/15/20	754,000	833,700
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	101,842
Nokia Oyj
5.375%, 5/15/19	154,000	150,211

		1,625,112

Computers & Peripherals (0.4%)
Dell, Inc.
3.375%, 6/15/12	17,000	17,296
5.625%, 4/15/14	61,000	66,329
2.300%, 9/10/15	490,000	492,790
5.875%, 6/15/19	31,000	35,303
Hewlett-Packard Co.
4.500%, 3/1/13	184,000	191,951
6.125%, 3/1/14	2,390,000	2,612,803
4.750%, 6/2/14	307,000	329,835
3.750%, 12/1/20	660,000	641,111

		4,387,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	$31,000	$32,866
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	49,124
Corning, Inc.
6.625%, 5/15/19	6,000	7,302
4.250%, 8/15/20	20,000	21,168

		110,460

IT Services (0.4%)
Computer Sciences Corp.
5.500%, 3/15/13	77,000	80,644
Fiserv, Inc.
3.125%, 10/1/15	380,000	386,818
International Business Machines Corp.
4.750%, 11/29/12	92,000	96,266
2.000%, 1/5/16	380,000	385,465
5.700%, 9/14/17	2,721,000	3,237,323
Western Union Co.
5.930%, 10/1/16	310,000	354,140

		4,540,656

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	29,000	33,016
4.250%, 2/15/15	77,000	81,449
6.350%, 5/15/18	92,000	104,572
5.625%, 12/15/19	406,000	438,198

		657,235

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	77,000	84,165
Maxim Integrated Products, Inc.
3.450%, 6/14/13	31,000	31,977

		116,142

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	32,547
4.750%, 2/1/20	38,000	39,922
Microsoft Corp.
0.875%, 9/27/13	285,000	286,853
2.950%, 6/1/14	58,000	61,557
2.500%, 2/8/16	285,000	298,921
4.200%, 6/1/19	54,000	59,850
4.000%, 2/8/21	280,000	309,188
Oracle Corp.
5.250%, 1/15/16	554,000	636,330
5.750%, 4/15/18	806,000	960,295

		2,685,463

Total Information Technology		14,122,486

Materials (1.5%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	67,168
Airgas, Inc.
2.850%, 10/1/13	31,000	31,722
Cabot Corp.
5.000%, 10/1/16	61,000	66,868
Dow Chemical Co.
7.600%, 5/15/14	2,733,000	3,104,065
8.550%, 5/15/19	490,000	627,670
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	207,000	222,107
3.250%, 1/15/15	77,000	81,935
5.250%, 12/15/16	201,000	230,739
6.000%, 7/15/18	353,000	430,115
4.625%, 1/15/20	31,000	34,841
3.625%, 1/15/21	235,000	245,298
Monsanto Co.
7.375%, 8/15/12	31,000	32,706
5.125%, 4/15/18	31,000	36,428
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	27,514
3.750%, 9/30/15	25,000	26,552
6.500%, 5/15/19	20,000	24,460
4.875%, 3/30/20	351,000	393,612
PPG Industries, Inc.
3.600%, 11/15/20	370,000	381,667
Praxair, Inc.
2.125%, 6/14/13	31,000	31,730
4.625%, 3/30/15	154,000	169,934
4.050%, 3/15/21	590,000	639,199
Rohm & Haas Co.
5.600%, 3/15/13	246,000	259,778
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	81,338
Valspar Corp.
7.250%, 6/15/19	61,000	73,664

		7,321,110

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	17,000	18,417
6.800%, 8/1/19	14,000	16,488
Packaging Corp. of America
5.750%, 8/1/13	267,000	285,049

		319,954

Metals & Mining (0.6%)
Alcoa, Inc.
6.750%, 7/15/18	307,000	328,829
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	57,903
ArcelorMittal S.A.
5.375%, 6/1/13	267,000	272,449
9.000%, 2/15/15	69,000	75,872
3.750%, 8/5/15	285,000	266,105
6.125%, 6/1/18	107,000	103,295
9.850%, 6/1/19	77,000	87,246
5.250%, 8/5/20	290,000	259,101
Barrick Gold Corp.
6.950%, 4/1/19	302,000	366,171
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	212,000	223,572
5.500%, 4/1/14	154,000	169,160
5.250%, 12/15/15	205,000	234,802
5.400%, 3/29/17	61,000	69,917
6.500%, 4/1/19	189,000	232,248
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	16,543
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	307,000	329,258
Newmont Mining Corp.
5.125%, 10/1/19	92,000	100,146
Nucor Corp.
5.750%, 12/1/17	92,000	108,394
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	272,000	292,822
8.950%, 5/1/14	97,000	114,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 11/2/15	$315,000	$315,331
6.500%, 7/15/18	92,000	110,391
9.000%, 5/1/19	154,000	207,248
3.500%, 11/2/20	320,000	314,662
Southern Copper Corp.
5.375%, 4/16/20	17,000	17,340
Teck Resources Ltd.
4.500%, 1/15/21	650,000	660,917
Vale Overseas Ltd.
6.250%, 1/11/16	585,000	633,262
6.250%, 1/23/17	154,000	166,936

		6,134,630

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	192,052
7.500%, 8/15/21	288,000	333,077

		525,129

Total Materials		14,300,823

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T Corp.
7.300%, 11/15/11	307,000	309,190
AT&T, Inc.
5.100%, 9/15/14	92,000	101,034
5.625%, 6/15/16	1,469,000	1,674,725
5.800%, 2/15/19	1,286,000	1,505,709
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	154,000	162,636
4.875%, 7/8/14	77,000	82,122
Embarq Corp.
7.082%, 6/1/16	457,000	473,070
France Telecom S.A.
4.375%, 7/8/14	154,000	164,329
5.375%, 7/8/19	345,000	376,880
Qwest Corp.
8.875%, 3/15/12	283,000	292,551
8.375%, 5/1/16	51,000	55,973
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	236,549
6.175%, 6/18/14	61,000	60,705
5.250%, 10/1/15	244,000	232,625
7.175%, 6/18/19	236,000	236,613
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	330,000	319,351
4.949%, 1/15/15	40,000	39,464
5.877%, 7/15/19	60,000	58,891
5.134%, 4/27/20	81,000	75,439
5.462%, 2/16/21	370,000	351,345
Verizon Communications, Inc.
7.375%, 9/1/12	184,000	194,538
5.500%, 2/15/18	1,457,000	1,689,498
6.100%, 4/15/18	92,000	109,707
6.350%, 4/1/19	654,000	786,455

		9,589,399

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	367,425
5.625%, 11/15/17	154,000	170,982
5.000%, 3/30/20	355,000	374,880
American Tower Corp.
4.625%, 4/1/15	23,000	24,388
4.500%, 1/15/18	430,000	430,486
5.050%, 9/1/20	61,000	60,876
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	1,035,000	1,379,180
Rogers Communications, Inc.
6.800%, 8/15/18	514,000	623,341
Vodafone Group plc
5.000%, 12/16/13	272,000	293,393
4.150%, 6/10/14	123,000	132,143
5.750%, 3/15/16	265,000	302,232
5.625%, 2/27/17	184,000	210,864
5.450%, 6/10/19	271,000	317,693

		4,687,883

Total Telecommunication Services		14,277,282

Utilities (1.5%)
Electric Utilities (1.2%)
Arizona Public Service Co.
8.750%, 3/1/19	154,000	193,408
Baltimore Gas & Electric Co.
6.125%, 7/1/13	154,000	165,750
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	154,000	173,474
Columbus Southern Power Co.
5.500%, 3/1/13	92,000	97,093
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	51,690
Consolidated Edison Co. of New York, Inc. Series 02-B
7.125%, 12/1/18	307,000	391,900
Consumers Energy Co.
6.700%, 9/15/19	154,000	194,905
Duke Energy Carolinas LLC
7.000%, 11/15/18	154,000	196,831
Duke Energy Corp.
5.650%, 6/15/13	184,000	196,391
3.350%, 4/1/15	31,000	32,352
Duke Energy Indiana, Inc.
3.750%, 7/15/20	1,065,000	1,132,295
Duke Energy Ohio, Inc.
5.700%, 9/15/12	92,000	96,095
Exelon Corp.
4.900%, 6/15/15	447,000	483,829
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	173,648
5.200%, 10/1/19	465,000	501,911
FirstEnergy Corp. Series B
6.450%, 11/15/11	4,000	4,022
FirstEnergy Solutions Corp.
4.800%, 2/15/15	501,000	531,292
6.050%, 8/15/21	123,000	136,201
Florida Power Corp.
5.650%, 6/15/18	154,000	183,433
4.550%, 4/1/20	15,000	16,817
Georgia Power Co.
4.250%, 12/1/19	618,000	681,587
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	190,098
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	69,000	70,171
5.875%, 10/1/12	184,000	192,890
Nevada Power Co.
6.500%, 8/1/18	92,000	110,921
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 3/1/19	$379,000	$440,918
Northern States Power Co.
1.950%, 8/15/15	31,000	31,700
5.250%, 3/1/18	92,000	108,810
NSTAR
4.500%, 11/15/19	31,000	34,025
Ohio Power Co.
5.375%, 10/1/21	351,000	392,629
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	31,000	31,920
7.000%, 9/1/22	154,000	194,065
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	408,945
PacifiCorp
5.650%, 7/15/18	154,000	185,364
Portland General Electric Co.
6.100%, 4/15/19	77,000	94,561
PPL Energy Supply LLC
6.200%, 5/15/16	550,000	606,597
6.500%, 5/1/18	31,000	36,262
Progress Energy, Inc.
5.625%, 1/15/16	240,000	274,452
4.400%, 1/15/21	270,000	290,694
PSEG Power LLC
2.500%, 4/15/13	23,000	23,292
5.125%, 4/15/20	25,000	27,151
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	17,718
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	25,537
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	99,116
5.300%, 5/1/18	154,000	182,255
Southern California Edison Co.
5.750%, 3/15/14	184,000	204,022
Southern Co.
5.300%, 1/15/12	154,000	155,847
4.150%, 5/15/14	23,000	24,513
Southern Natural Gas Co.
5.900%, 4/1/17§	154,000	172,736
Tampa Electric Co.
6.100%, 5/15/18	31,000	37,387
Union Electric Co.
6.700%, 2/1/19	442,000	542,959
Virginia Electric & Power Co. Series A
4.750%, 3/1/13	237,000	249,256
5.400%, 1/15/16	225,000	258,720
Series B
5.000%, 6/30/19	61,000	70,374
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	34,443
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	35,787

		11,506,321

Gas Utilities (0.0%)
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	68,079
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	178,233
4.500%, 1/15/21	79,000	81,242

		327,554

Independent Power Producers & Energy Traders (0.0%)
Tennessee Valley Authority

5.500%, 7/18/17	184,000	222,393

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	32,285
Avista Corp.
5.125%, 4/1/22	35,000	40,196
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	101,085
8.875%, 1/15/19	154,000	205,264
5.200%, 8/15/19	239,000	275,967
DTE Energy Co.
7.625%, 5/15/14	23,000	26,295
6.350%, 6/1/16	92,000	105,950
National Grid plc
6.300%, 8/1/16	154,000	177,038
NiSource Finance Corp.
10.750%, 3/15/16	307,000	398,048
5.450%, 9/15/20	31,000	33,628
6.125%, 3/1/22	31,000	35,125
Sempra Energy
6.000%, 2/1/13	92,000	97,455
6.500%, 6/1/16	181,000	211,774
Xcel Energy, Inc.
4.700%, 5/15/20	615,000	687,469

		2,427,579

Total Utilities		14,483,847

Total Corporate Bonds		287,056,167

Government Securities (68.9%)
Agency ABS (8.3%)
Federal Home Loan Bank
1.125%, 5/18/12	154,000	154,826
1.750%, 8/22/12	19,694,000	19,950,022
4.500%, 11/15/12	614,000	642,103
1.625%, 3/20/13	154,000	156,851
1.875%, 6/21/13	154,000	157,932
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	61,000	61,298
1.375%, 1/9/13	614,000	622,111
0.750%, 3/28/13	25,120,000	25,265,470
2.875%, 2/9/15	230,000	245,890
Federal National Mortgage Association
1.000%, 4/4/12	200,000	200,786
1.250%, 6/22/12	154,000	155,084
1.750%, 2/22/13	614,000	625,430
1.125%, 9/30/13	921,000	932,939
1.125%, 10/8/13	61,000	61,794
1.000%, 10/15/13	61,000	61,394
1.350%, 2/24/14	61,000	62,145
2.150%, 8/4/15	31,000	32,283
1.875%, 10/15/15	61,000	62,925
2.375%, 4/11/16	30,200,000	31,832,098

		81,283,381

Foreign Governments (1.4%)
Canadian Government Bond
2.375%, 9/10/14	215,000	226,275
Export-Import Bank of Korea
8.125%, 1/21/14	2,756,000	3,076,233
Federative Republic of Brazil
10.250%, 6/17/13	307,000	351,515
6.000%, 1/17/17	2,355,000	2,689,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
8.000%, 1/15/18	$277,333	$327,669
8.875%, 10/14/19	246,000	333,330
Japan Finance Corp.
4.250%, 6/18/13	184,000	195,305
Korea Development Bank
5.300%, 1/17/13	184,000	190,332
Province of British Columbia
2.850%, 6/15/15	46,000	49,046
Province of Manitoba
5.000%, 2/15/12	184,000	186,998
Province of Nova Scotia
5.125%, 1/26/17	92,000	107,937
Province of Ontario
2.625%, 1/20/12	461,000	463,955
4.950%, 6/1/12	154,000	158,396
4.100%, 6/16/14	307,000	332,184
4.950%, 11/28/16	184,000	213,445
4.000%, 10/7/19	123,000	137,248
Province of Quebec
4.875%, 5/5/14	184,000	202,643
4.625%, 5/14/18	184,000	213,380
Republic of Chile
5.500%, 1/15/13	154,000	162,042
Republic of Italy
4.375%, 6/15/13	307,000	307,834
5.250%, 9/20/16	399,000	396,450
Republic of Korea
5.750%, 4/16/14	154,000	165,593
7.125%, 4/16/19	154,000	186,394
Republic of Panama
5.200%, 1/30/20	462,000	505,659
Republic of Peru
8.375%, 5/3/16	230,000	280,600
7.125%, 3/30/19	77,000	92,978
Republic of Poland
5.000%, 10/19/15	307,000	323,885
6.375%, 7/15/19	43,000	47,300
Republic of South Africa
5.875%, 5/30/22	215,000	239,188
State of Israel
5.125%, 3/1/14	31,000	33,361
5.125%, 3/26/19	138,000	151,903
United Mexican States
6.375%, 1/16/13	92,000	97,290
5.875%, 2/17/14	230,000	248,860
5.625%, 1/15/17	338,000	376,532
5.950%, 3/19/19	307,000	348,445

		13,420,086

Municipal Bonds (0.3%)
Bay Area Toll Authority California State
6.793%, 4/1/30	31,000	37,899
6.918%, 4/1/40	31,000	39,859
6.263%, 4/1/49	92,000	119,725
7.043%, 4/1/50	61,000	81,822
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	61,000	73,737
City & County of Denver, Colorado
5.650%, 8/1/30	31,000	33,680
City of Chicago, Illinois
6.845%, 1/1/38	38,000	42,266
6.395%, 1/1/40	21,000	25,173
Clark County, Nevada Airport
6.881%, 7/1/42	61,000	67,071
Los Angeles, California Community College District
6.600%, 8/1/42	31,000	40,072
6.750%, 8/1/49	61,000	81,765
Los Angeles, California Unified School District
5.755%, 7/1/29	31,000	34,610
5.750%, 7/1/34	77,000	86,470
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	45,000	51,615
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	46,000	54,405
Metropolitan Transportation Authority
6.548%, 11/15/31	31,000	37,028
6.648%, 11/15/39	31,000	38,139
6.668%, 11/15/39	23,000	28,103
Metropolitan Washington Airports Authority
7.462%, 10/1/46	89,000	102,273
Municipal Electric Authority of Georgia
6.637%, 4/1/57	38,000	40,604
7.055%, 4/1/57	61,000	63,125
New Jersey Economic Development Authority
7.425%, 2/15/29	138,000	166,086
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	31,000	38,691
New York City Municipal Water Finance Authority
5.724%, 6/15/42	38,000	46,833
6.011%, 6/15/42	11,000	13,999
New York City Transitional Finance Authority
5.508%, 8/1/37	92,000	108,490
New York State Dormitory Authority
5.500%, 3/15/30	31,000	35,726
5.600%, 3/15/40	31,000	37,040
New York State Urban Development Corp.
5.770%, 3/15/39	18,000	21,219
North Texas Tollway Authority
6.718%, 1/1/49	88,000	111,561
Ohio State University
4.910%, 6/1/40	61,000	68,774
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	69,000	77,861
5.561%, 12/1/49	92,000	104,980
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	18,000	19,545
San Diego County, California Water Authority
6.138%, 5/1/49	31,000	38,778
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	123,000	149,181
State of California
7.350%, 11/1/39	61,000	72,692
State of Georgia
4.503%, 11/1/25	31,000	34,935
State of Illinois
2.766%, 1/1/12	31,000	31,137
3.321%, 1/1/13	31,000	31,536
4.071%, 1/1/14	31,000	31,916
4.421%, 1/1/15	31,000	32,242
State of Massachusetts
5.456%, 12/1/39	77,000	91,545
State of New York
5.206%, 10/1/31	46,000	51,217
State of Washington
5.090%, 8/1/33	31,000	34,876
5.481%, 8/1/39	61,000	74,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.140%, 8/1/40	$31,000	$35,876
University of Texas
4.794%, 8/15/46	55,000	62,669
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	123,000	140,544

		2,944,048

Supranational (3.5%)
African Development Bank
1.875%, 1/23/12	307,000	308,348
3.000%, 5/27/14	3,017,000	3,202,597
Asian Development Bank
4.250%, 10/20/14	2,894,000	3,200,984
5.500%, 6/27/16	307,000	368,385
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	167,840
8.125%, 6/4/19	46,000	56,446
Eksportfinans ASA
5.500%, 5/25/16	1,055,000	1,238,070
European Investment Bank
1.750%, 9/14/12	307,000	310,817
3.250%, 5/15/13	307,000	320,275
4.250%, 7/15/13	2,941,000	3,133,659
3.000%, 4/8/14	307,000	324,227
3.125%, 6/4/14	154,000	163,636
2.875%, 1/15/15	307,000	326,605
4.875%, 1/17/17	1,814,000	2,125,128
5.125%, 5/30/17	399,000	474,765
Export Development Canada
1.750%, 9/24/12	307,000	310,965
3.500%, 5/16/13	2,984,000	3,129,980
Inter-American Development Bank
4.375%, 9/20/12	184,000	191,053
4.750%, 10/19/12	307,000	320,846
3.500%, 3/15/13	307,000	320,682
5.125%, 9/13/16	2,787,000	3,280,609
3.875%, 2/14/20	307,000	352,430
International Bank for Reconstruction & Development
2.000%, 4/2/12	614,000	619,355
5.000%, 4/1/16	2,804,000	3,259,992
International Finance Corp.
3.000%, 4/22/14	3,007,000	3,153,711
Nordic Investment Bank
3.625%, 6/17/13	2,979,000	3,134,414
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	106,414

		33,902,233

U.S. Government Agencies (2.8%)
Federal Farm Credit Bank
1.125%, 10/3/11	61,000	61,000
1.875%, 12/7/12	92,000	93,664
2.625%, 4/17/14	307,000	322,878
Federal Home Loan Bank
4.875%, 11/18/11	614,000	617,632
2.250%, 4/13/12	614,000	620,532
1.875%, 6/20/12	154,000	155,761
1.625%, 11/21/12	200,000	202,972
5.125%, 8/14/13	399,000	434,189
4.000%, 9/6/13	491,000	524,164
5.250%, 6/18/14	1,228,000	1,382,313
5.500%, 8/13/14	399,000	453,871
4.750%, 12/16/16	154,000	179,589
4.875%, 5/17/17	461,000	550,010
5.000%, 11/17/17	614,000	739,279
5.500%, 7/15/36	92,000	118,747
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	184,000	184,373
4.500%, 1/15/14	1,536,000	1,675,652
2.500%, 4/23/14	307,000	322,301
5.000%, 7/15/14	614,000	690,385
4.750%, 11/17/15	921,000	1,058,572
5.500%, 7/18/16	307,000	368,036
5.000%, 4/18/17	123,000	145,997
5.125%, 11/17/17	768,000	924,147
4.250%, 12/12/18	307,000	308,945
3.750%, 3/27/19	6,570,000	7,422,214
Federal National Mortgage Association
1.000%, 11/23/11	180,000	180,227
2.000%, 1/9/12	921,000	925,639
5.000%, 2/16/12	798,000	812,288
1.875%, 4/20/12	230,000	232,051
1.750%, 8/10/12	614,000	621,682
4.625%, 10/15/13	1,597,000	1,731,143
2.750%, 2/5/14	921,000	969,179
3.000%, 9/16/14	307,000	328,329
2.625%, 11/20/14	230,000	243,785
4.375%, 10/15/15	921,000	1,044,608
5.000%, 2/13/17	307,000	363,648
5.000%, 5/11/17	491,000	584,709

		27,594,511

U.S. Treasuries (52.6%)
U.S. Treasury Bonds
11.250%, 2/15/15	522,000	708,819
8.125%, 8/15/19	1,013,000	1,509,133
8.500%, 2/15/20	1,228,000	1,891,792
8.750%, 8/15/20	1,413,000	2,231,546
7.875%, 2/15/21	768,000	1,171,860
8.125%, 5/15/21	461,000	717,431
8.125%, 8/15/21	307,000	480,599
8.000%, 11/15/21	1,474,000	2,302,204
7.250%, 8/15/22	307,000	463,570
U.S. Treasury Notes
4.000%, 11/15/12	1,013,000	1,055,894
1.125%, 12/15/12	6,020,000	6,086,316
0.625%, 12/31/12	2,470,000	2,483,024
3.625%, 12/31/12	1,228,000	1,279,903
0.625%, 1/31/13	5,470,000	5,499,915
3.875%, 2/15/13	1,628,000	1,708,636
2.750%, 2/28/13	1,228,000	1,271,124
1.375%, 3/15/13	5,801,000	5,896,194
1.750%, 4/15/13	5,400,000	5,522,958
3.125%, 4/30/13	768,000	802,710
1.375%, 5/15/13	5,445,000	5,541,758
3.500%, 5/31/13	614,000	646,738
1.125%, 6/15/13	4,775,000	4,843,808
3.375%, 6/30/13	1,228,000	1,294,581
1.000%, 7/15/13	1,536,000	1,555,553
3.375%, 7/31/13	921,000	973,058
4.250%, 8/15/13	4,260,000	4,574,175
3.125%, 8/31/13	1,536,000	1,618,979
3.125%, 9/30/13	1,321,000	1,395,512
2.750%, 10/31/13	9,386,000	9,858,228
0.500%, 11/15/13	4,530,000	4,547,341
4.250%, 11/15/13	9,228,000	9,992,918
1.000%, 1/15/14	5,015,000	5,089,834
1.750%, 1/31/14	2,918,000	3,012,835
4.000%, 2/15/14	4,043,000	4,389,813
1.875%, 2/28/14	31,825,000	32,968,727
1.750%, 3/31/14	9,880,000	10,217,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 4/30/14	$4,536,000	$4,708,581
4.750%, 5/15/14	1,843,000	2,052,066
2.250%, 5/31/14	4,399,000	4,613,451
2.625%, 6/30/14	4,945,000	5,243,633
2.625%, 7/31/14	5,397,000	5,731,360
4.250%, 8/15/14	1,720,000	1,907,857
2.375%, 8/31/14	5,948,000	6,282,111
2.375%, 9/30/14	6,081,000	6,431,132
2.375%, 10/31/14	6,058,000	6,412,490
4.250%, 11/15/14	1,536,000	1,715,640
2.125%, 11/30/14	6,491,000	6,825,689
2.625%, 12/31/14	6,080,000	6,493,726
2.250%, 1/31/15	5,990,000	6,331,616
4.000%, 2/15/15	4,358,000	4,860,874
2.375%, 2/28/15	6,550,000	6,954,790
2.500%, 3/31/15	6,430,000	6,862,996
2.500%, 4/30/15	6,295,000	6,723,356
2.125%, 5/31/15	41,825,000	44,134,995
1.875%, 6/30/15	4,850,000	5,074,313
1.750%, 7/31/15	4,660,000	4,856,233
4.250%, 8/15/15	6,840,000	7,775,158
1.250%, 8/31/15	5,445,000	5,570,916
1.250%, 9/30/15	8,865,000	9,061,697
1.250%, 10/31/15	8,690,000	8,873,985
1.375%, 11/30/15	8,550,000	8,771,770
2.125%, 12/31/15	15,000,000	15,858,990
2.000%, 1/31/16	8,150,000	8,568,959
2.125%, 2/29/16	10,670,000	11,281,860
3.125%, 10/31/16	4,565,000	5,048,963
3.125%, 1/31/17	4,530,000	5,018,388
2.750%, 12/31/17	4,545,000	4,953,695
2.625%, 1/31/18	4,550,000	4,922,886
3.500%, 2/15/18	6,615,000	7,513,707
4.000%, 8/15/18	6,430,000	7,535,156
3.750%, 11/15/18	7,706,000	8,914,278
2.750%, 2/15/19	8,508,000	9,249,796
3.125%, 5/15/19	8,735,000	9,731,332
3.625%, 8/15/19	8,585,000	9,886,160
3.375%, 11/15/19	7,411,000	8,404,533
3.625%, 2/15/20	32,035,800	36,981,327
3.500%, 5/15/20	7,420,000	8,497,607
2.625%, 8/15/20	10,325,000	11,058,240
2.625%, 11/15/20	10,315,000	11,030,603

		514,331,714

Total Government Securities		673,475,973

Total Long-Term Debt Securities (98.2%) (Cost $916,803,233)		960,532,140

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	117	2,654

Total Common Stocks (0.0%) (Cost $—)		2,654

Total Investments (98.2%) (Cost $916,803,233)		960,534,794
Other Assets Less Liabilities (1.8%)		17,302,331

Net Assets (100%)		$977,837,125

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $1,171,178 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

Glossary:

ABS — Asset-Backed Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
10 Year U.S. Treasury Notes	3,404	December-11	$441,929,219	$442,839,125	$(909,906)
2 Year U.S. Treasury Notes	1,278	December-11	281,816,822	281,419,594	397,228
5 Year U.S. Treasury Notes	287	December-11	35,169,107	35,153,015	16,092

					$(496,586)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$2,654	$—	$—	$2,654
Corporate Bonds
Consumer Discretionary	—	15,397,048	—	15,397,048
Consumer Staples	—	26,382,402	—	26,382,402
Energy	—	21,516,982	—	21,516,982
Financials	—	133,934,442	—	133,934,442
Health Care	—	18,567,386	—	18,567,386
Industrials	—	14,073,469	—	14,073,469
Information Technology	—	14,122,486	—	14,122,486
Materials	—	14,300,823	—	14,300,823
Telecommunication Services	—	14,277,282	—	14,277,282
Utilities	—	14,483,847	—	14,483,847
Futures	413,320	—	—	413,320
Government Securities
Agency ABS	—	81,283,381	—	81,283,381
Foreign Governments	—	13,420,086	—	13,420,086
Municipal Bonds	—	2,944,048	—	2,944,048
Supranational	—	33,902,233	—	33,902,233
U.S. Government Agencies	—	27,594,511	—	27,594,511
U.S. Treasuries	—	514,331,714	—	514,331,714

Total Assets	$415,974	$960,532,140	$—	$960,948,114

Liabilities:
Futures	$(909,906)	$—	$—	$(909,906)

Total Liabilities	$(909,906)	$—	$—	$(909,906)

Total	$(493,932)	$960,532,140	$—	$960,038,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$425,660,522
Long-term U.S. Treasury securities	458,322,597

$883,983,119

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$605,379,417
Long-term U.S. Treasury securities	308,050,622

$913,430,039

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,489,990
Aggregate gross unrealized depreciation	(2,796,489)

Net unrealized appreciation	$43,693,501

Federal income tax cost of investments	$916,841,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
AGL Energy Ltd.	58,817	$806,535
Alumina Ltd.	313,072	437,742
Amcor Ltd.	149,934	986,592
AMP Ltd.	342,030	1,283,921
Asciano Ltd.	346,489	476,918
ASX Ltd.	20,975	608,958
Australia & New Zealand Banking Group Ltd.	317,850	5,902,951
Bendigo and Adelaide Bank Ltd.	47,997	389,035
BGP Holdings plc*†	810,676	—
BHP Billiton Ltd.	393,287	13,066,963
BlueScope Steel Ltd.	211,480	145,914
Boral Ltd.	85,509	284,473
Brambles Ltd.	177,436	1,094,691
Caltex Australia Ltd.	17,718	182,603
CFS Retail Property Trust (REIT)	234,093	392,644
Coca-Cola Amatil Ltd.	72,600	830,671
Cochlear Ltd.	7,440	330,598
Commonwealth Bank of Australia	191,315	8,318,463
Computershare Ltd.	53,122	378,263
Crown Ltd.	56,158	427,916
CSL Ltd.	64,525	1,840,538
Dexus Property Group (REIT)	580,664	458,003
Echo Entertainment Group Ltd.*	88,373	308,648
Fairfax Media Ltd.	282,903	222,523
Fortescue Metals Group Ltd.	158,255	656,042
Foster’s Group Ltd.	232,710	1,181,387
Goodman Group (REIT)	831,199	454,781
GPT Group (REIT)	205,937	615,442
Harvey Norman Holdings Ltd.	74,819	153,786
Iluka Resources Ltd.	50,427	589,577
Incitec Pivot Ltd.	195,947	607,465
Insurance Australia Group Ltd.	265,132	766,633
Leighton Holdings Ltd.	18,704	327,897
Lend Lease Group	64,223	430,296
Lynas Corp., Ltd.*	200,082	202,203
MacArthur Coal Ltd.	19,797	302,879
Macquarie Group Ltd.	42,347	905,858
MAp Group	45,240	140,152
Metcash Ltd.	93,845	368,659
Mirvac Group (REIT)	406,201	443,211
National Australia Bank Ltd.	265,609	5,643,099
Newcrest Mining Ltd.	94,442	3,112,300
OneSteel Ltd.	174,818	205,041
Orica Ltd.	45,883	1,027,749
Origin Energy Ltd.	132,583	1,697,220
OZ Minerals Ltd.	42,255	376,022
Paladin Energy Ltd.*	86,342	98,853
Qantas Airways Ltd.*	128,632	172,223
QBE Insurance Group Ltd.	133,971	1,643,767
QR National Ltd.	204,302	617,581
Ramsay Health Care Ltd.	15,166	276,871
Rio Tinto Ltd.	53,893	3,155,304
Santos Ltd.	106,183	1,148,238
Sonic Healthcare Ltd.	42,656	466,758
SP AusNet	150,513	135,041
Stockland Corp., Ltd. (REIT)	288,051	801,230
Suncorp Group Ltd.	155,571	1,182,875
TABCORP Holdings Ltd.	88,933	220,081
Tatts Group Ltd.	169,205	362,059
Telstra Corp., Ltd.	528,896	1,576,335
Toll Holdings Ltd.	82,374	345,425
Transurban Group	158,639	824,695
Wesfarmers Ltd.	123,922	3,744,656
Wesfarmers Ltd. (PPS)	19,672	604,234
Westfield Group (REIT)	267,354	1,979,421
Westfield Retail Trust (REIT)	356,170	826,229
Westpac Banking Corp.	368,783	7,088,036
Woodside Petroleum Ltd.	77,059	2,385,591
Woolworths Ltd.	150,275	3,590,810
WorleyParsons Ltd.	23,483	585,965

		93,215,540

Austria (0.1%)
Erste Group Bank AG	22,930	584,462
Immofinanz AG*	114,398	324,792
OMV AG	20,035	599,148
Raiffeisen Bank International AG	5,361	156,664
Telekom Austria AG	39,742	400,939
Verbund AG	8,787	254,014
Vienna Insurance Group AG	4,122	156,544
Voestalpine AG	13,424	389,081

		2,865,644

Belgium (0.5%)
Ageas	269,173	463,030
Anheuser-Busch InBev N.V.	98,198	5,207,775
Bekaert S.A.	4,654	190,035
Belgacom S.A.	17,584	530,007
Colruyt S.A.	8,953	371,667
Delhaize Group S.A.	12,300	718,166
Dexia S.A.*	68,212	129,430
Groupe Bruxelles Lambert S.A.	10,337	727,431
KBC Groep N.V.	20,400	469,536
Mobistar S.A.	3,428	195,756
Solvay S.A.	7,048	663,013
UCB S.A.	11,688	497,701
Umicore S.A.	14,049	509,304

		10,672,851

Bermuda (0.0%)
Seadrill Ltd.	40,275	1,115,344

China (0.0%)
Foxconn International Holdings Ltd.*	274,551	139,047
Yangzijiang Shipbuilding Holdings Ltd.	234,799	156,500

		295,547

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	97,350	151,396

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	65	364,774
A. P. Moller - Maersk A/S, Class B	161	947,671
Carlsberg A/S, Class B	12,985	770,217
Coloplast A/S, Class B	2,887	416,678
Danske Bank A/S*	74,812	1,048,593
DSV A/S	24,777	446,608
Novo Nordisk A/S, Class B	51,881	5,157,596
Novozymes A/S, Class B	5,728	814,850
Pandora A/S	7,837	52,211
TDC A/S	43,686	356,432
Tryg A/S	3,698	194,352
Vestas Wind Systems A/S*	25,175	408,219
William Demant Holding A/S*	3,008	225,748

		11,203,949

Finland (0.5%)
Elisa Oyj	16,645	339,902
Fortum Oyj	54,622	1,282,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko Oyj, Class B	8,836	$271,558
Kone Oyj, Class B	19,696	934,550
Metso Oyj	15,439	449,853
Neste Oil Oyj	13,613	117,786
Nokia Oyj	455,242	2,578,681
Nokian Renkaat Oyj	13,560	404,280
Orion Oyj, Class B	10,818	217,764
Outokumpu Oyj	14,584	95,566
Pohjola Bank plc, Class A	17,386	182,726
Rautaruukki Oyj	11,570	116,054
Sampo Oyj, Class A	50,434	1,263,158
Sanoma Oyj	9,914	116,529
Stora Enso Oyj, Class R	69,492	405,777
UPM-Kymmene Oyj	62,860	707,601
Wartsila Oyj	20,191	479,471

		9,964,014

France (4.5%)
Accor S.A.	17,749	472,426
Aeroports de Paris S.A.	4,094	307,508
Air France-KLM*	15,563	113,832
Air Liquide S.A.	34,733	4,061,563
Alcatel-Lucent S.A.*	280,144	800,993
Alstom S.A.	24,940	825,033
Arkema S.A.	6,653	386,365
AtoS	5,794	250,579
AXA S.A.‡	215,230	2,794,571
BNP Paribas S.A.	117,687	4,658,330
Bouygues S.A.	28,810	953,394
Bureau Veritas S.A.	7,072	508,596
Cap Gemini S.A.	17,820	593,852
Carrefour S.A.	71,667	1,630,361
Casino Guichard Perrachon S.A.	7,133	555,655
Christian Dior S.A.	6,933	775,601
Cie de Saint-Gobain S.A.	48,957	1,869,895
Cie Generale de Geophysique-Veritas*	18,454	324,044
Cie Generale des Etablissements Michelin, Class B	21,478	1,282,634
Cie Generale d’Optique Essilor International S.A.	24,409	1,759,076
CNP Assurances S.A.	16,334	241,190
Credit Agricole S.A.	115,245	792,224
Danone S.A.	71,360	4,391,582
Dassault Systemes S.A.	7,132	503,588
Edenred	18,775	446,377
EDF S.A.	28,651	832,535
Eiffage S.A.	4,361	134,455
Eramet S.A.	764	105,623
Eurazeo S.A.	3,426	143,972
Eutelsat Communications S.A.	13,001	522,243
Fonciere des Regions (REIT)	3,512	244,994
France Telecom S.A.	229,273	3,759,565
GDF Suez S.A.	152,861	4,566,466
Gecina S.A. (REIT)	2,782	243,645
Groupe Eurotunnel S.A. (Registered)	63,464	536,952
ICADE (REIT)	3,029	236,528
Iliad S.A.	2,480	277,530
Imerys S.A.	4,664	233,981
J.C. Decaux S.A.*	6,914	171,503
Klepierre S.A. (REIT)	12,804	359,091
Lafarge S.A.	24,628	847,851
Lagardere S.C.A.	13,908	341,209
Legrand S.A.	23,847	743,431
L’Oreal S.A.	29,662	2,902,475
LVMH Moet Hennessy Louis Vuitton S.A.	31,117	4,126,325
Metropole Television S.A.	8,483	137,960
Natixis S.A.	107,340	339,758
Neopost S.A.	3,759	276,242
Pernod-Ricard S.A.	24,198	1,897,323
Peugeot S.A.	18,277	388,867
PPR S.A.	9,508	1,226,539
Publicis Groupe S.A.	15,013	628,546
Renault S.A.	24,129	799,754
Safran S.A.	21,406	657,583
Sanofi S.A.	136,546	8,965,483
Schneider Electric S.A.	59,824	3,220,837
SCOR SE	21,920	472,563
Societe BIC S.A.	3,585	305,034
Societe Generale S.A.	78,053	2,045,105
Societe Television Francaise 1 S.A.	12,214	151,762
Sodexo S.A.	12,059	794,613
Suez Environnement Co. S.A.	32,040	446,563
Technip S.A.	12,227	978,502
Thales S.A.	12,544	391,992
Total S.A.	260,598	11,489,942
Unibail-Rodamco S.A. (REIT)	11,199	1,995,909
Vallourec S.A.	13,708	785,692
Veolia Environnement S.A.	42,405	619,305
Vinci S.A.	54,477	2,339,217
Vivendi S.A.	152,040	3,104,293
Wendel S.A.	3,924	246,020

		97,335,047

Germany (4.0%)
Adidas AG	25,494	1,538,214
Allianz SE (Registered)	55,958	5,265,691
Axel Springer AG	4,908	165,255
BASF SE	113,108	6,862,832
Bayer AG (Registered)	101,916	5,600,894
Bayerische Motoren Werke (BMW) AG	40,412	2,677,711
Bayerische Motoren Werke (BMW) AG (Preference)	6,478	302,038
Beiersdorf AG	12,301	658,752
Brenntag AG	3,977	345,819
Celesio AG	9,487	125,230
Commerzbank AG*	438,053	1,102,739
Continental AG*	9,633	553,567
Daimler AG (Registered)	110,630	4,900,279
Deutsche Bank AG (Registered)	113,703	3,961,640
Deutsche Boerse AG*	23,891	1,199,706
Deutsche Lufthansa AG (Registered)	26,955	347,720
Deutsche Post AG (Registered)	105,688	1,350,767
Deutsche Telekom AG (Registered)	347,080	4,082,790
E.ON AG	221,461	4,829,828
Fraport AG	4,886	285,128
Fresenius Medical Care AG & Co. KGaA	25,359	1,718,048
Fresenius SE & Co. KGaA	14,052	1,247,107
GEA Group AG	22,039	514,951
Hannover Rueckversicherung AG (Registered)	8,085	365,808
HeidelbergCement AG	17,697	639,600
Henkel AG & Co. KGaA	16,596	726,190
Henkel AG & Co. KGaA (Preference)	22,375	1,188,913
Hochtief AG	5,357	332,929
Infineon Technologies AG	136,241	1,003,341
K+S AG (Registered)	20,910	1,099,411
Kabel Deutschland Holding AG*	11,096	598,126
Lanxess AG	10,021	481,706
Linde AG	20,703	2,761,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
MAN SE	7,795	$602,830
Merck KGaA	7,760	634,966
Metro AG	15,772	663,598
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	23,269	2,884,310
Porsche Automobil Holding SE (Preference)	18,541	887,561
ProSiebenSat.1 Media AG (Preference)	8,775	153,629
RWE AG	51,711	1,904,140
RWE AG (Preference)	4,537	155,659
Salzgitter AG	4,610	221,175
SAP AG	112,622	5,740,934
Siemens AG (Registered)	101,128	9,136,125
Suedzucker AG	7,570	214,796
ThyssenKrupp AG	47,311	1,161,246
TUI AG*	16,849	86,195
United Internet AG (Registered)	11,935	201,402
Volkswagen AG	3,650	452,353
Volkswagen AG (Preference)	17,946	2,374,253
Wacker Chemie AG	1,867	165,831

		86,474,946

Greece (0.1%)
Alpha Bank AE*	57,057	101,344
Coca Cola Hellenic Bottling Co. S.A.*	23,789	420,809
EFG Eurobank Ergasias S.A.*	40,243	49,987
Hellenic Telecommunications Organization S.A.	33,607	143,642
National Bank of Greece S.A.*	120,664	441,177
OPAP S.A.	28,918	293,410
Public Power Corp. S.A.	13,272	106,172

		1,556,541

Hong Kong (1.4%)
AIA Group Ltd.	1,033,600	2,925,483
ASM Pacific Technology Ltd.	23,077	225,311
Bank of East Asia Ltd.	184,521	559,841
BOC Hong Kong Holdings Ltd.	448,423	935,122
Cathay Pacific Airways Ltd.	140,368	225,659
Cheung Kong Holdings Ltd.	171,508	1,830,681
Cheung Kong Infrastructure Holdings Ltd.	54,113	315,122
CLP Holdings Ltd.	236,128	2,118,136
Esprit Holdings Ltd.	146,900	178,226
Galaxy Entertainment Group Ltd.*	143,200	202,218
Hang Lung Group Ltd.	105,000	533,265
Hang Lung Properties Ltd.	303,111	886,645
Hang Seng Bank Ltd.	96,032	1,124,693
Henderson Land Development Co., Ltd.	119,496	530,106
Hong Kong & China Gas Co., Ltd.	584,572	1,316,145
Hong Kong Exchanges and Clearing Ltd.	126,022	1,805,188
Hopewell Holdings Ltd.	64,362	182,978
Hutchison Whampoa Ltd.	263,533	1,950,849
Hysan Development Co., Ltd.	77,907	233,817
Kerry Properties Ltd.	89,824	282,489
Li & Fung Ltd.	694,650	1,140,475
Lifestyle International Holdings Ltd.	64,250	162,512
Link REIT (REIT)	268,619	848,847
MTR Corp.	187,016	559,699
New World Development Ltd.	289,631	272,067
Noble Group Ltd.	457,130	456,585
NWS Holdings Ltd.	168,371	222,595
Orient Overseas International Ltd.	24,705	98,878
PCCW Ltd.	491,065	181,033
Power Assets Holdings Ltd.	167,665	1,275,519
Shangri-La Asia Ltd.	184,635	347,874
Sino Land Co., Ltd.	321,735	425,576
SJM Holdings Ltd.	193,900	336,561
Sun Hung Kai Properties Ltd.	173,108	1,961,316
Swire Pacific Ltd., Class A	91,312	937,615
Wharf Holdings Ltd.	188,734	917,451
Wheelock & Co., Ltd.	120,774	353,062
Wing Hang Bank Ltd.	23,851	192,291
Yue Yuen Industrial Holdings Ltd.	87,337	222,657

		29,274,587

Ireland (0.4%)
Anglo Irish Bank Corp., Ltd.(b)*†	52,563	—
CRH plc	58,327	899,620
CRH plc (London Stock Exchange)	30,276	469,832
Elan Corp. plc*	61,425	650,593
Experian plc	125,243	1,409,010
James Hardie Industries SE (CDI)*	54,623	297,941
Kerry Group plc (Euro Comp Exchange), Class A	6,912	242,553
Kerry Group plc, Class A	9,460	331,200
Ryanair Holdings plc (ADR)*	5,987	154,165
Shire plc	69,412	2,164,393
WPP plc	153,724	1,417,665

		8,036,972

Israel (0.3%)
Bank Hapoalim B.M.	126,385	438,772
Bank Leumi Le-Israel B.M.	141,207	436,572
Bezeq Israeli Telecommunication Corp., Ltd.	206,973	388,019
Cellcom Israel Ltd.	6,359	129,869
Delek Group Ltd.	474	72,396
Elbit Systems Ltd.	2,981	116,311
Israel Chemicals Ltd.	53,464	609,930
Israel Corp., Ltd.	273	176,496
Israel Discount Bank Ltd., Class A*	85,944	125,953
Makhteshim-Agan Industries Ltd.*	25,077	137,147
Mizrahi Tefahot Bank Ltd.	15,392	126,825
NICE Systems Ltd.*	7,095	212,119
Partner Communications Co., Ltd.	10,050	95,821
Teva Pharmaceutical Industries Ltd.	114,972	4,257,016

		7,323,246

Italy (1.2%)
A2A S.p.A.	142,290	176,989
Assicurazioni Generali S.p.A.	143,893	2,273,010
Atlantia S.p.A.	38,953	558,659
Autogrill S.p.A.	14,283	143,549
Banca Carige S.p.A.	82,088	159,046
Banca Monte dei Paschi di Siena S.p.A.	534,875	297,628
Banco Popolare S.c.a.r.l.	208,767	343,815
Enel Green Power S.p.A.	207,776	473,212
Enel S.p.A.	805,179	3,562,405
ENI S.p.A.	296,410	5,208,054
Exor S.p.A.	8,215	160,297
Fiat Industrial S.p.A.*	93,752	699,048
Fiat S.p.A.	93,732	506,578
Finmeccanica S.p.A.	49,293	340,245
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	125,774	161,145
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	1,222,212	1,909,721
Luxottica Group S.p.A.	15,548	393,886
Mediaset S.p.A.	88,528	277,944
Mediobanca S.p.A.	61,637	485,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Parmalat S.p.A.	44,056	$92,807
Pirelli & C. S.p.A.	27,469	194,928
Prysmian S.p.A.	25,026	328,250
Saipem S.p.A.	32,151	1,127,308
Snam Rete Gas S.p.A.	194,303	896,928
Telecom Italia S.p.A.	1,139,202	1,237,005
Telecom Italia S.p.A. (RNC)	768,629	746,748
Terna Rete Elettrica Nazionale S.p.A.	145,258	538,822
UniCredit S.p.A.	1,665,716	1,772,610
Unione di Banche Italiane S.c.p.A.	102,037	376,764

		25,442,838

Japan (12.0%)
ABC-Mart, Inc.	2,760	105,977
Advantest Corp.	19,502	210,278
Aeon Co., Ltd.	72,648	980,652
Aeon Credit Service Co., Ltd.	8,362	128,265
Aeon Mall Co., Ltd.	10,138	230,506
Air Water, Inc.	17,000	209,797
Aisin Seiki Co., Ltd.	24,562	816,023
Ajinomoto Co., Inc.	83,832	991,432
Alfresa Holdings Corp.	4,434	185,557
All Nippon Airways Co., Ltd.	101,698	317,827
Amada Co., Ltd.	45,852	298,731
Aozora Bank Ltd.	78,082	178,975
Asahi Breweries Ltd.	46,613	987,102
Asahi Glass Co., Ltd.	124,248	1,211,405
Asahi Kasei Corp.	159,922	959,828
Asics Corp.	19,605	265,869
Astellas Pharma, Inc.	54,770	2,066,219
Bank of Kyoto Ltd.	42,918	381,726
Bank of Yokohama Ltd.	146,300	732,949
Benesse Holdings, Inc.	8,526	375,609
Bridgestone Corp.	79,036	1,792,095
Brother Industries Ltd.	30,585	358,483
Canon, Inc.	138,870	6,286,930
Casio Computer Co., Ltd.	32,873	208,123
Central Japan Railway Co.	182	1,585,780
Chiba Bank Ltd.	90,328	625,066
Chiyoda Corp.	17,000	165,961
Chubu Electric Power Co., Inc.	83,146	1,563,496
Chugai Pharmaceutical Co., Ltd.	26,453	448,263
Chugoku Bank Ltd.	22,489	331,095
Chugoku Electric Power Co., Inc.	37,838	666,771
Citizen Holdings Co., Ltd.	36,711	182,954
Coca-Cola West Co., Ltd.	6,589	126,204
Cosmo Oil Co., Ltd.	66,778	165,604
Credit Saison Co., Ltd.	18,184	349,940
Dai Nippon Printing Co., Ltd.	65,838	680,891
Daicel Chemical Industries Ltd.	34,045	193,491
Daido Steel Co., Ltd.	33,481	199,245
Daihatsu Motor Co., Ltd.	24,800	448,313
Dai-ichi Life Insurance Co., Ltd.	1,092	1,128,200
Daiichi Sankyo Co., Ltd.	81,813	1,703,511
Daikin Industries Ltd.	28,177	806,040
Dainippon Sumitomo Pharma Co., Ltd.	17,608	193,766
Daito Trust Construction Co., Ltd.	9,162	840,108
Daiwa House Industry Co., Ltd.	59,342	763,739
Daiwa Securities Group, Inc.	199,824	745,614
DeNA Co., Ltd.	11,524	482,109
Denki Kagaku Kogyo KK	54,282	206,420
Denso Corp.	59,788	1,916,317
Dentsu, Inc.	23,122	731,260
East Japan Railway Co.	41,732	2,533,948
Eisai Co., Ltd.	30,946	1,247,226
Electric Power Development Co., Ltd.	14,597	430,144
Elpida Memory, Inc.*	31,561	197,563
FamilyMart Co., Ltd.	7,796	297,782
FANUC Corp.	23,556	3,243,160
Fast Retailing Co., Ltd.	6,384	1,143,144
Fuji Electric Holdings Co., Ltd.	79,712	205,797
Fuji Heavy Industries Ltd.	76,520	446,991
Fujifilm Holdings Corp.	56,632	1,314,450
Fujitsu Ltd.	226,258	1,065,871
Fukuoka Financial Group, Inc.	90,017	376,748
Furukawa Electric Co., Ltd.	83,712	227,478
Gree, Inc.	10,609	318,261
GS Yuasa Corp.	41,037	191,576
Gunma Bank Ltd.	48,726	271,299
Hachijuni Bank Ltd.	52,684	322,531
Hakuhodo DY Holdings, Inc.	2,494	144,686
Hamamatsu Photonics KK	8,300	333,899
Hino Motors Ltd.	27,170	161,490
Hirose Electric Co., Ltd.	4,234	393,461
Hiroshima Bank Ltd.	62,720	310,058
Hisamitsu Pharmaceutical Co., Inc.	7,133	342,543
Hitachi Chemical Co., Ltd.	13,812	226,929
Hitachi Construction Machinery Co., Ltd.	12,787	213,648
Hitachi High-Technologies Corp.	7,982	159,732
Hitachi Ltd.	558,589	2,778,270
Hitachi Metals Ltd.	21,614	247,884
Hokkaido Electric Power Co., Inc.	22,132	325,837
Hokuhoku Financial Group, Inc.	169,048	368,374
Hokuriku Electric Power Co.	20,562	380,888
Honda Motor Co., Ltd.	200,996	5,893,200
Hoya Corp.	54,298	1,251,331
Ibiden Co., Ltd.	15,966	335,327
Idemitsu Kosan Co., Ltd.	2,510	225,031
IHI Corp.	154,166	340,227
INPEX Corp.	268	1,651,525
Isetan Mitsukoshi Holdings Ltd.	47,932	483,717
Isuzu Motors Ltd.	153,862	658,781
ITOCHU Corp.	182,968	1,747,548
ITOCHU Techno-Solutions Corp.	3,075	138,369
Iyo Bank Ltd.	31,422	320,070
J. Front Retailing Co., Ltd.	64,332	305,623
Japan Petroleum Exploration Co.	3,590	130,724
Japan Prime Realty Investment Corp. (REIT)	79	202,095
Japan Real Estate Investment Corp. (REIT)	61	595,046
Japan Retail Fund Investment Corp. (REIT)	206	331,615
Japan Steel Works Ltd.	34,978	208,504
Japan Tobacco, Inc.	552	2,575,344
JFE Holdings, Inc.	58,024	1,170,102
JGC Corp.	26,674	654,968
Joyo Bank Ltd.	76,520	355,668
JS Group Corp.	31,977	895,692
JSR Corp.	21,082	362,388
JTEKT Corp.	27,718	331,024
Jupiter Telecommunications Co., Ltd.	216	232,239
JX Holdings, Inc.	277,071	1,555,093
Kajima Corp.	114,261	375,942
Kamigumi Co., Ltd.	28,296	252,998
Kaneka Corp.	37,356	210,753
Kansai Electric Power Co., Inc.	92,577	1,591,953
Kansai Paint Co., Ltd.	26,548	254,199
Kao Corp.	65,433	1,820,119
Kawasaki Heavy Industries Ltd.	169,160	430,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kawasaki Kisen Kaisha Ltd.	82,838	$172,093
KDDI Corp.	357	2,451,906
Keikyu Corp.	60,534	558,639
Keio Corp.	70,653	505,132
Keisei Electric Railway Co., Ltd.	30,784	208,886
Keyence Corp.	5,221	1,429,531
Kikkoman Corp.	19,883	226,969
Kinden Corp.	14,304	123,235
Kintetsu Corp.	194,020	730,168
Kirin Holdings Co., Ltd.	101,609	1,326,502
Kobe Steel Ltd.	288,905	483,780
Koito Manufacturing Co., Ltd.	11,000	173,196
Komatsu Ltd.	116,328	2,512,010
Konami Corp.	10,612	356,302
Konica Minolta Holdings, Inc.	56,564	387,501
Kubota Corp.	139,492	1,114,570
Kuraray Co., Ltd.	40,908	557,695
Kurita Water Industries Ltd.	13,986	391,202
Kyocera Corp.	19,196	1,603,545
Kyowa Hakko Kirin Co., Ltd.	30,733	342,193
Kyushu Electric Power Co., Inc.	48,312	778,430
Lawson, Inc.	7,020	396,775
Mabuchi Motor Co., Ltd.	2,711	125,287
Makita Corp.	13,354	475,649
Marubeni Corp.	199,598	1,116,186
Marui Group Co., Ltd.	25,614	192,477
Maruichi Steel Tube Ltd.	5,138	121,021
Mazda Motor Corp.*	177,621	357,576
McDonald’s Holdings Co. Japan Ltd.	7,460	198,263
Medipal Holdings Corp.	19,078	192,796
MEIJI Holdings Co., Ltd.	8,082	382,814
Minebea Co., Ltd.	37,289	125,141
Miraca Holdings, Inc.	6,500	285,745
Mitsubishi Chemical Holdings Corp.	165,641	1,120,728
Mitsubishi Corp.	172,216	3,507,124
Mitsubishi Electric Corp.	237,413	2,102,626
Mitsubishi Estate Co., Ltd.	152,448	2,467,245
Mitsubishi Gas Chemical Co., Inc.	50,717	311,800
Mitsubishi Heavy Industries Ltd.	379,744	1,596,902
Mitsubishi Logistics Corp.	13,990	150,593
Mitsubishi Materials Corp.	148,181	360,736
Mitsubishi Motors Corp.*	482,782	637,754
Mitsubishi Tanabe Pharma Corp.	29,410	545,197
Mitsubishi UFJ Financial Group, Inc.	1,561,514	7,018,334
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,770	310,339
Mitsui & Co., Ltd.	213,746	3,093,767
Mitsui Chemicals, Inc.	97,712	325,587
Mitsui Engineering & Shipbuilding Co., Ltd.	97,142	162,753
Mitsui Fudosan Co., Ltd.	102,573	1,623,443
Mitsui O.S.K. Lines Ltd.	137,425	526,688
Mizuho Financial Group, Inc.	2,796,631	4,039,281
MS&AD Insurance Group Holdings, Inc.	69,104	1,497,743
Murata Manufacturing Co., Ltd.	25,029	1,350,411
Nabtesco Corp.	11,200	212,215
Namco Bandai Holdings, Inc.	22,681	306,411
NEC Corp.*	313,258	636,347
NGK Insulators Ltd.	29,733	447,773
NGK Spark Plug Co., Ltd.	21,539	291,604
NHK Spring Co., Ltd.	17,925	158,118
Nidec Corp.	13,854	1,114,474
Nikon Corp.	41,041	964,370
Nintendo Co., Ltd.	12,261	1,785,916
Nippon Building Fund, Inc. (REIT)	68	702,890
Nippon Electric Glass Co., Ltd.	47,978	434,686
Nippon Express Co., Ltd.	100,573	428,352
Nippon Meat Packers, Inc.	19,925	258,812
Nippon Paper Group, Inc.	12,293	326,848
Nippon Sheet Glass Co., Ltd.	103,586	231,360
Nippon Steel Corp.	630,433	1,804,560
Nippon Telegraph & Telephone Corp.	58,869	2,829,286
Nippon Yusen KK	184,558	498,236
Nishi-Nippon City Bank Ltd.	83,520	256,545
Nissan Motor Co., Ltd.	305,052	2,695,822
Nisshin Seifun Group, Inc.	21,862	285,226
Nisshin Steel Co., Ltd.	76,328	136,387
Nissin Foods Holdings Co., Ltd.	7,694	310,006
Nitori Holdings Co., Ltd.	4,375	440,167
Nitto Denko Corp.	19,889	783,490
NKSJ Holdings, Inc.	45,379	1,002,496
NOK Corp.	14,936	268,571
Nomura Holdings, Inc.	430,392	1,568,310
Nomura Real Estate Holdings, Inc.	12,725	191,917
Nomura Real Estate Office Fund, Inc. (REIT)	35	213,293
Nomura Research Institute Ltd.	13,412	304,866
NSK Ltd.	53,549	393,045
NTN Corp.	54,340	254,729
NTT Data Corp.	151	465,878
NTT DoCoMo, Inc.	1,868	3,405,177
NTT Urban Development Corp.	127	92,193
Obayashi Corp.	87,334	432,843
Odakyu Electric Railway Co., Ltd.	76,897	730,689
OJI Paper Co., Ltd.	104,388	573,008
Olympus Corp.	26,348	813,335
Omron Corp.	24,356	477,044
Ono Pharmaceutical Co., Ltd.	10,125	602,915
Oracle Corp. Japan	4,560	160,395
Oriental Land Co., Ltd.	6,114	652,430
ORIX Corp.	12,699	989,632
Osaka Gas Co., Ltd.	229,132	952,437
Otsuka Corp.	1,661	114,359
Otsuka Holdings Co., Ltd.	30,921	845,632
Panasonic Corp.	271,414	2,623,262
Rakuten, Inc.	872	1,018,293
Resona Holdings, Inc.	228,967	1,084,088
Ricoh Co., Ltd.	78,420	656,060
Rinnai Corp.	3,716	310,598
Rohm Co., Ltd.	11,574	601,548
Sankyo Co., Ltd.	6,902	372,348
Santen Pharmaceutical Co., Ltd.	8,669	362,297
SBI Holdings, Inc.	2,592	223,900
Secom Co., Ltd.	25,373	1,219,900
Sega Sammy Holdings, Inc.	25,225	589,163
Seiko Epson Corp.	17,878	226,559
Sekisui Chemical Co., Ltd.	49,786	417,861
Sekisui House Ltd.	71,030	669,461
Seven & I Holdings Co., Ltd.	91,988	2,582,291
Seven Bank Ltd.	60	116,779
Sharp Corp.	121,062	1,016,439
Shikoku Electric Power Co., Inc.	22,057	606,710
Shimadzu Corp.	26,860	226,239
Shimamura Co., Ltd.	2,954	309,596
Shimano, Inc.	9,764	516,343
Shimizu Corp.	68,090	300,103
Shin-Etsu Chemical Co., Ltd.	50,536	2,477,816
Shinsei Bank Ltd.	155,420	174,515
Shionogi & Co., Ltd.	34,393	509,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co., Ltd.	43,178	$836,254
Shizuoka Bank Ltd.	70,276	735,331
Showa Denko KK	174,618	343,806
Showa Shell Sekiyu KK	21,225	151,227
SMC Corp.	6,552	956,759
Softbank Corp.	105,828	3,097,893
Sojitz Corp.	172,558	315,306
Sony Corp.	124,136	2,382,331
Sony Financial Holdings, Inc.	23,314	352,574
Square Enix Holdings Co., Ltd.	9,076	163,106
Stanley Electric Co., Ltd.	19,316	291,765
Sumco Corp.*	15,848	148,094
Sumitomo Chemical Co., Ltd.	188,842	726,307
Sumitomo Corp.	136,872	1,692,340
Sumitomo Electric Industries Ltd.	95,040	1,112,073
Sumitomo Heavy Industries Ltd.	73,216	375,463
Sumitomo Metal Industries Ltd.	395,280	818,567
Sumitomo Metal Mining Co., Ltd.	63,216	837,930
Sumitomo Mitsui Financial Group, Inc.	164,712	4,648,518
Sumitomo Mitsui Trust Holdings, Inc.	381,801	1,262,161
Sumitomo Realty & Development Co., Ltd.	45,474	873,815
Sumitomo Rubber Industries Ltd.	19,464	249,024
Suruga Bank Ltd.	20,110	195,537
Suzuken Co., Ltd.	7,894	211,881
Suzuki Motor Corp.	41,264	907,711
Sysmex Corp.	8,400	301,728
T&D Holdings, Inc.	69,996	658,795
Taisei Corp.	137,613	379,559
Taisho Pharmaceutical Co., Ltd.(b)†	16,429	403,430
Taiyo Nippon Sanso Corp.	29,608	205,743
Takashimaya Co., Ltd.	30,045	218,558
Takeda Pharmaceutical Co., Ltd.	96,577	4,585,468
TDK Corp.	15,129	526,485
Teijin Ltd.	122,750	440,170
Terumo Corp.	21,350	1,110,442
THK Co., Ltd.	13,992	233,435
Tobu Railway Co., Ltd.	118,009	556,038
Toho Co., Ltd.	15,454	269,894
Toho Gas Co., Ltd.	46,306	304,000
Tohoku Electric Power Co., Inc.	54,341	752,249
Tokio Marine Holdings, Inc.	89,085	2,258,177
Tokyo Electric Power Co., Inc.*	176,842	542,604
Tokyo Electron Ltd.	21,064	954,176
Tokyo Gas Co., Ltd.	308,289	1,436,022
Tokyu Corp.	138,989	697,812
Tokyu Land Corp.	47,306	169,888
TonenGeneral Sekiyu KK	33,170	380,408
Toppan Printing Co., Ltd.	64,090	466,972
Toray Industries, Inc.	179,226	1,255,991
Toshiba Corp.	494,317	2,015,693
Tosoh Corp.	56,905	177,796
TOTO Ltd.	33,800	298,597
Toyo Seikan Kaisha Ltd.	17,596	266,489
Toyo Suisan Kaisha Ltd.	10,244	280,720
Toyoda Gosei Co., Ltd.	9,058	171,412
Toyota Boshoku Corp.	7,108	101,692
Toyota Industries Corp.	23,182	674,270
Toyota Motor Corp.	338,264	11,563,365
Toyota Tsusho Corp.	24,986	426,931
Trend Micro, Inc.	14,018	437,554
Tsumura & Co.	6,896	219,762
Ube Industries Ltd.	117,877	390,836
Unicharm Corp.	13,506	648,267
Ushio, Inc.	11,936	181,309
USS Co., Ltd.	2,489	211,715
West Japan Railway Co.	20,373	873,685
Yahoo! Japan Corp.	1,731	537,788
Yakult Honsha Co., Ltd.	13,093	407,345
Yamada Denki Co., Ltd.	10,108	705,716
Yamaguchi Financial Group, Inc.	27,237	274,681
Yamaha Corp.	20,621	222,574
Yamaha Motor Co., Ltd.*	33,268	435,704
Yamato Holdings Co., Ltd.	47,664	867,497
Yamato Kogyo Co., Ltd.	4,746	124,140
Yamazaki Baking Co., Ltd.	13,429	203,867
Yaskawa Electric Corp.	26,145	197,214
Yokogawa Electric Corp.*	29,997	282,708

		257,841,626

Luxembourg (0.2%)
ArcelorMittal S.A.	106,420	1,699,638
Millicom International Cellular S.A. (SDR)	9,190	920,360
SES S.A. (FDR)	38,075	924,526
Tenaris S.A.	57,408	729,273

		4,273,797

Macau (0.0%)
Sands China Ltd.*	289,196	665,146
Wynn Macau Ltd.	186,300	430,403

		1,095,549

Mauritius (0.0%)
Essar Energy plc*	38,010	147,337

Mexico (0.0%)
Fresnillo plc	22,086	543,468

Netherlands (2.5%)
Aegon N.V.*	207,299	835,726
Akzo Nobel N.V.	28,619	1,265,185
ASML Holding N.V.	52,446	1,822,404
Corio N.V. (REIT)	7,631	351,177
Delta Lloyd N.V.	11,599	183,205
European Aeronautic Defence and Space Co. N.V.	49,571	1,390,741
Fugro N.V. (CVA)	8,353	422,951
Heineken Holding N.V.	13,472	519,674
Heineken N.V.	32,179	1,438,062
ING Groep N.V. (CVA)*	469,391	3,303,580
Koninklijke (Royal) KPN N.V.	187,379	2,466,759
Koninklijke Ahold N.V.	143,680	1,689,415
Koninklijke Boskalis Westminster N.V.	8,323	256,052
Koninklijke DSM N.V.	18,702	813,094
Koninklijke Philips Electronics N.V.	123,686	2,214,066
Koninklijke Vopak N.V.	8,314	398,314
PostNL N.V.	42,234	184,943
QIAGEN N.V.*	29,797	411,489
Randstad Holding N.V.	14,555	464,302
Reed Elsevier N.V.	84,688	926,085
Royal Dutch Shell plc, Class A	440,797	13,671,457
Royal Dutch Shell plc, Class B	331,511	10,296,658
SBM Offshore N.V.	21,457	372,089
TNT Express N.V.	44,621	307,879
Unilever N.V. (CVA)	199,732	6,326,315
Wolters Kluwer N.V.	37,479	606,934

		52,938,556

New Zealand (0.1%)
Auckland International Airport Ltd.	101,967	177,136
Contact Energy Ltd.*	39,541	163,363
Fletcher Building Ltd.	87,377	507,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sky City Entertainment Group Ltd.	65,117	$163,917
Telecom Corp. of New Zealand Ltd.	236,421	467,512

		1,479,619

Norway (0.4%)
Aker Solutions ASA	19,273	184,925
DnB NOR ASA	118,739	1,185,399
Gjensidige Forsikring ASA	23,358	241,806
Norsk Hydro ASA	111,548	506,803
Orkla ASA	98,795	751,670
Renewable Energy Corp. ASA*	53,312	46,751
Statoil ASA	137,242	2,932,427
Telenor ASA	93,696	1,444,394
Yara International ASA	23,727	904,843

		8,199,018

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	363,830	94,392
Banco Espirito Santo S.A. (Registered)	70,139	185,722
Cimpor Cimentos de Portugal SGPS S.A.	28,007	187,656
EDP - Energias de Portugal S.A.	234,902	721,465
Galp Energia SGPS S.A., Class B	27,708	504,932
Jeronimo Martins SGPS S.A.	27,278	425,038
Portugal Telecom SGPS S.A. (Registered)	81,075	591,181

		2,710,386

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	222,256	343,256
CapitaLand Ltd.	307,507	573,252
CapitaMall Trust (REIT)	253,182	351,578
CapitaMalls Asia Ltd.	186,501	170,283
City Developments Ltd.	60,569	439,673
ComfortDelGro Corp., Ltd.	241,450	240,050
Cosco Corp., (Singapore) Ltd.	111,874	76,898
DBS Group Holdings Ltd.	212,770	1,907,434
Fraser and Neave Ltd.	119,313	522,244
Genting Singapore plc*	751,772	873,645
Global Logistic Properties Ltd.*	216,000	271,014
Golden Agri-Resources Ltd.	788,095	361,949
Hutchison Port Holdings Trust, Class U	634,200	419,579
Jardine Cycle & Carriage Ltd.	12,094	383,916
Keppel Corp., Ltd.	178,525	1,045,716
Keppel Land Ltd.	85,000	166,071
Neptune Orient Lines Ltd.	110,724	91,097
Olam International Ltd.	153,504	261,708
Oversea-Chinese Banking Corp., Ltd.	304,631	1,874,647
SembCorp Industries Ltd.	116,109	299,616
SembCorp Marine Ltd.	108,768	266,059
Singapore Airlines Ltd.	66,548	575,794
Singapore Exchange Ltd.	102,062	512,020
Singapore Press Holdings Ltd.	179,997	514,422
Singapore Technologies Engineering Ltd.	192,179	407,367
Singapore Telecommunications Ltd.	983,645	2,374,917
StarHub Ltd.	70,152	152,646
United Overseas Bank Ltd.	153,135	1,971,086
UOL Group Ltd.	52,059	163,984
Wilmar International Ltd.	236,874	939,610

		18,551,531

Spain (1.8%)
Abertis Infraestructuras S.A.	46,889	720,508
Acciona S.A.	3,455	291,653
Acerinox S.A.	12,444	139,930
ACS Actividades de Construccion y Servicios S.A.	18,264	644,431
Amadeus IT Holding S.A., Class A	35,815	574,930
Banco Bilbao Vizcaya Argentaria S.A.	528,130	4,303,256
Banco de Sabadell S.A.	136,090	487,429
Banco Popular Espanol S.A.	115,550	532,056
Banco Santander S.A. (BATS Europe Exchange)	1,034,371	8,456,027
Banco Santander S.A. (PLUS Market Group)	258	2,143
Bankia S.A.*	106,261	519,403
Bankinter S.A.	31,105	169,417
CaixaBank	94,156	415,231
Distribuidora Internacional de Alimentacion S.A.*	71,667	282,226
EDP Renovaveis S.A.*	29,316	159,988
Enagas S.A.	21,187	390,171
Ferrovial S.A.	46,983	536,698
Fomento de Construcciones y Contratas S.A.	5,846	144,473
Gas Natural SDG S.A.	38,592	657,794
Grifols S.A.*	16,075	300,696
Iberdrola S.A.	488,633	3,306,806
Inditex S.A.	27,170	2,326,777
Indra Sistemas S.A.	11,268	162,216
Mapfre S.A.	100,811	311,405
Mediaset Espana Comunicacion S.A.	17,635	100,130
Red Electrica Corporacion S.A.	13,078	596,807
Repsol YPF S.A.	96,832	2,551,321
Telefonica S.A.	505,515	9,691,383
Zardoya Otis S.A.	18,934	241,449

		39,016,754

Sweden (1.4%)
Alfa Laval AB	40,698	638,944
Assa Abloy AB, Class B	37,883	779,889
Atlas Copco AB, Class A	82,929	1,464,909
Atlas Copco AB, Class B	48,028	753,454
Boliden AB	32,797	338,322
Electrolux AB, Class B	28,770	421,746
Getinge AB, Class B	24,993	544,815
Hennes & Mauritz AB, Class B	125,003	3,733,981
Hexagon AB, Class B	31,251	406,744
Holmen AB, Class B	6,570	163,040
Husqvarna AB, Class B	56,892	229,678
Industrivarden AB, Class C	13,210	138,086
Investor AB, Class B	57,395	1,007,441
Kinnevik Investment AB, Class B	26,624	493,341
Modern Times Group AB, Class B	5,894	235,321
Nordea Bank AB	323,314	2,612,463
Ratos AB, Class B	25,072	288,325
Sandvik AB	122,908	1,411,864
Scania AB, Class B	39,642	565,178
Securitas AB, Class B	36,318	264,736
Skandinaviska Enskilda Banken AB, Class A	176,234	947,536
Skanska AB, Class B	49,877	689,466
SKF AB, Class B	47,281	891,059
SSAB AB, Class A	19,259	142,525
Svenska Cellulosa AB, Class B	69,545	845,558
Svenska Handelsbanken AB, Class A	60,180	1,529,909
Swedbank AB, Class A	98,370	1,083,977
Swedish Match AB	27,140	898,038
Tele2 AB, Class B	39,100	714,976
Telefonaktiebolaget LM Ericsson, Class B	371,513	3,559,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TeliaSonera AB	270,278	$1,783,438
Volvo AB, Class B	168,641	1,648,761

		31,227,215

Switzerland (4.6%)
ABB Ltd. (Registered)*	268,790	4,590,317
Actelion Ltd. (Registered)*	13,202	439,207
Adecco S.A. (Registered)*	15,991	627,053
Aryzta AG	9,720	421,023
Baloise Holding AG (Registered)	6,146	449,159
Cie Financiere Richemont S.A., Class A	63,783	2,831,373
Credit Suisse Group AG (Registered)*	139,399	3,617,290
GAM Holding AG*	24,146	301,779
Geberit AG (Registered)*	4,646	854,099
Givaudan S.A. (Registered)*	1,028	803,099
Glencore International plc	100,154	619,879
Holcim Ltd. (Registered)*	30,011	1,586,598
Julius Baer Group Ltd.*	25,212	840,179
Kuehne + Nagel International AG (Registered)	6,870	768,461
Lindt & Spruengli AG	114	331,806
Lindt & Spruengli AG (Registered)	14	483,685
Lonza Group AG (Registered)*	5,934	356,193
Nestle S.A. (Registered)	424,845	23,353,867
Novartis AG (Registered)	286,089	15,966,498
Pargesa Holding S.A.	3,513	240,109
Roche Holding AG	86,141	13,858,510
Schindler Holding AG	6,019	644,466
Schindler Holding AG (Registered)	2,549	277,943
SGS S.A. (Registered)	667	1,011,556
Sika AG	245	433,151
Sonova Holding AG (Registered)*	5,825	525,638
STMicroelectronics N.V.	78,346	511,918
Straumann Holding AG (Registered)	1,067	166,820
Sulzer AG (Registered)	2,831	289,817
Swatch Group AG	3,749	1,228,611
Swatch Group AG (Registered)	5,519	329,830
Swiss Life Holding AG (Registered)*	3,740	408,795
Swiss Reinsurance Co., Ltd.*	43,482	2,023,741
Swisscom AG (Registered)	2,908	1,181,603
Syngenta AG (Registered)*	11,631	3,013,119
Transocean Ltd.	39,129	1,882,356
UBS AG (Registered)*	448,476	5,105,123
Wolseley plc	35,208	876,439
Xstrata plc	253,969	3,185,134
Zurich Financial Services AG*	18,008	3,728,123

		100,164,367

United Kingdom (10.0%)
3i Group plc	125,181	364,149
Admiral Group plc	26,048	510,688
Aggreko plc	32,091	810,459
AMEC plc	40,740	512,418
Anglo American plc	161,854	5,581,634
Antofagasta plc	47,559	675,266
ARM Holdings plc	164,205	1,405,424
Associated British Foods plc	45,887	787,008
AstraZeneca plc	169,070	7,485,856
Autonomy Corp. plc*	27,731	1,098,432
Aviva plc	346,152	1,635,616
Babcock International Group plc	44,697	454,336
BAE Systems plc	412,348	1,699,989
Balfour Beatty plc	79,922	315,754
Barclays plc	1,428,409	3,506,494
BG Group plc	414,912	7,900,876
BHP Billiton plc	262,181	6,947,262
BP plc	2,315,889	13,890,481
British American Tobacco plc	243,735	10,330,691
British Land Co. plc (REIT)	106,392	785,694
British Sky Broadcasting Group plc	140,668	1,444,195
BT Group plc, Class A	951,436	2,550,440
Bunzl plc	41,634	494,502
Burberry Group plc	53,757	973,082
Cairn Energy plc*	168,664	730,970
Capita Group plc	77,053	842,185
Capital Shopping Centres Group plc (REIT)	65,625	333,389
Carnival plc	21,987	680,360
Centrica plc	631,290	2,902,000
Cobham plc	130,432	353,790
Compass Group plc	230,460	1,863,609
Diageo plc	305,510	5,812,560
Eurasian Natural Resources Corp.	29,000	258,272
G4S plc	176,050	729,939
GKN plc	189,511	512,343
GlaxoSmithKline plc	632,618	13,061,329
Hammerson plc (REIT)	84,378	492,484
HSBC Holdings plc	2,182,792	16,635,801
ICAP plc	72,175	458,770
Imperial Tobacco Group plc	125,970	4,254,069
Inmarsat plc	54,826	416,559
Intercontinental Hotels Group plc	34,991	568,031
International Consolidated Airlines Group S.A.*	110,755	260,772
International Power plc	184,202	872,597
Intertek Group plc	19,839	568,813
Invensys plc	94,665	328,993
Investec plc	60,573	326,672
ITV plc*	435,169	399,281
J Sainsbury plc	155,475	660,515
Johnson Matthey plc	27,563	674,669
Kazakhmys plc	27,056	331,308
Kingfisher plc	286,529	1,098,314
Land Securities Group plc (REIT)	93,330	929,613
Legal & General Group plc	710,819	1,063,825
Lloyds Banking Group plc*	5,066,374	2,686,502
London Stock Exchange Group plc	19,873	249,363
Lonmin plc	21,221	345,174
Man Group plc	226,287	585,232
Marks & Spencer Group plc	192,470	935,670
National Grid plc	430,417	4,267,615
Next plc	21,979	860,313
Old Mutual plc	675,264	1,091,785
Pearson plc	100,961	1,777,056
Petrofac Ltd.	32,071	593,346
Prudential plc	315,480	2,700,251
Randgold Resources Ltd.	11,451	1,114,423
Reckitt Benckiser Group plc	75,730	3,828,673
Reed Elsevier plc	147,276	1,121,969
Resolution Ltd.	179,978	690,810
Rexam plc	104,361	500,481
Rio Tinto plc	174,800	7,720,021
Rolls-Royce Holdings plc*	228,045	2,090,890
Royal Bank of Scotland Group plc*	2,119,366	758,734
RSA Insurance Group plc	420,897	721,955
SABMiller plc	117,058	3,804,618
Sage Group plc	169,752	673,050
Schroders plc	13,216	262,221
Scottish & Southern Energy plc	116,256	2,324,989
Segro plc (REIT)	95,906	327,452
Serco Group plc	58,974	467,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Severn Trent plc	29,606	$708,470
Smith & Nephew plc	110,833	996,454
Smiths Group plc	49,446	761,793
Standard Chartered plc	290,166	5,791,533
Standard Life plc	281,133	870,666
Subsea 7 S.A.*	33,974	645,904
Tesco plc	984,958	5,761,463
TUI Travel plc	69,539	160,241
Tullow Oil plc	108,205	2,195,337
Unilever plc	156,993	4,917,924
United Utilities Group plc	82,122	795,375
Vedanta Resources plc	15,669	266,822
Vodafone Group plc	6,286,750	16,234,558
Weir Group plc	25,464	610,122
Whitbread plc	22,897	561,016
WM Morrison Supermarkets plc	271,930	1,226,189

		215,586,302

United States (0.1%)
Sims Metal Management Ltd.	20,993	249,288
Synthes, Inc.	7,912	1,279,292

		1,528,580

Total Common Stocks (51.9%) (Cost $1,280,643,583)		1,120,232,567

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11*	528,130	77,832
CaixaBank, expiring 10/13/11*	94,156	7,695

Total Rights (0.0%) (Cost $—)		85,527

Total Investments (51.9%) (Cost $1,280,643,583)		1,120,318,094
Other Assets Less Liabilities (48.1%)		1,036,259,432

Net Assets (100%)		$2,156,577,526

‡	Affiliated company as defined under the Investment Company Act of 1940.

†	Securities (totaling $403,430 or 0.0% of net assets) at fair value by management.

*	Non-income producing.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.1%
Consumer Staples	6.2
Energy	4.2
Financials	11.8
Health Care	5.2
Industrials	5.5
Information Technology	2.4
Materials	5.3
Telecommunication Services	3.4
Utilities	2.8
Cash and Other	48.1

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$832,413	$—	$557,100	$—	$6,142	$123,371
AXA S.A.	3,649,262	71,590	157,591	2,794,571	96,538	38,810
BlackRock Liquidity Funds TempFund	991,600	108,066,092	109,057,692	—	3,228	—

	$5,473,275	$108,137,682	$109,772,383	$2,794,571	$105,908	$162,181

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,018	December-11	$86,590,737	$87,174,960	$584,223
E-Mini MSCI EAFE Index	48	December-11	3,368,922	3,231,840	(137,082)
FTSE 100 Index	679	December-11	56,415,178	53,899,874	(2,515,304)
SPI 200 Index	223	December-11	22,352,885	21,579,710	(773,175)
TOPIX Index	575	December-11	56,299,847	56,471,218	171,371

					$(2,669,967)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$114,031,421	$—	$114,031,421
Consumer Staples	—	128,617,423	—	128,617,423
Energy	—	91,483,268	—	91,483,268
Financials	—	246,542,231	—	246,542,231
Health Care	—	109,061,346	403,430	109,464,776
Industrials	154,165	137,009,977	—	137,164,142
Information Technology	—	55,453,209	—	55,453,209
Materials	—	112,052,495	—	112,052,495
Telecommunication Services	—	70,320,674	—	70,320,674
Utilities	—	55,102,928	—	55,102,928
Futures	755,594	—	—	755,594
Rights
Financials	—	85,527	—	85,527

Total Assets	$909,759	$1,119,760,499	$403,430	$1,121,073,688

Liabilities:
Futures	$(3,425,561)	$—	$—	$(3,425,561)

Total Liabilities	$(3,425,561)	$—	$—	$(3,425,561)

Total	$(2,515,802)	$1,119,760,499	$403,430	$1,117,648,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Financials	Investments in Common Stocks-Industrials	Investments in Common Stocks-Health Care
Balance as of 12/31/10	$32	$21,890	$—
Total gains or losses (realized/unrealized) included in earnings	(32)	(110)	44,083
Purchases	—	—	23,469
Sales	—	(21,780)	(45,589)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	381,467
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$—	$—	$403,430

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$—	$—	$42,527

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$87,401,729
Net Proceeds of Sales and Redemptions:
Stocks	$65,799,663

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,923,901
Aggregate gross unrealized depreciation	(233,430,143)

Net unrealized depreciation	$(167,506,242)

Federal income tax cost of investments	$1,287,824,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.3%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	48,602	$490,394
Johnson Controls, Inc.	135,700	3,578,409

		4,068,803

Automobiles (0.2%)
Ford Motor Co.*	758,537	7,335,053
Harley-Davidson, Inc.	47,046	1,615,089

		8,950,142

Distributors (0.0%)
Genuine Parts Co.	31,312	1,590,650

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	24,590	974,010
DeVry, Inc.	12,181	450,210
H&R Block, Inc.	60,821	809,527

		2,233,747

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	92,285	2,796,236
Chipotle Mexican Grill, Inc.*	6,352	1,924,338
Darden Restaurants, Inc.	26,732	1,142,793
International Game Technology	59,554	865,320
Marriott International, Inc., Class A	56,365	1,535,383
McDonald’s Corp.	205,977	18,088,900
Starbucks Corp.	149,025	5,557,142
Starwood Hotels & Resorts Worldwide, Inc.	38,309	1,487,155
Wyndham Worldwide Corp.	32,707	932,477
Wynn Resorts Ltd.	16,025	1,844,157
Yum! Brands, Inc.	92,657	4,576,329

		40,750,230

Household Durables (0.1%)
D.R. Horton, Inc.	55,646	503,040
Harman International Industries, Inc.	13,864	396,233
Leggett & Platt, Inc.	28,276	559,582
Lennar Corp., Class A	31,992	433,172
Newell Rubbermaid, Inc.	58,022	688,721
Pulte Group, Inc.*	67,059	264,883
Whirlpool Corp.	15,172	757,234

		3,602,865

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	72,497	15,676,027
Expedia, Inc.	38,859	1,000,619
Netflix, Inc.*	10,568	1,195,875
priceline.com, Inc.*	9,968	4,480,217

		22,352,738

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	24,155	787,694
Mattel, Inc.	68,404	1,770,980

		2,558,674

Media (1.5%)
Cablevision Systems Corp. - New York Group, Class A	44,748	703,886
CBS Corp., Class B	133,810	2,727,048
Comcast Corp., Class A	548,748	11,468,833
DIRECTV, Class A*	147,386	6,227,058
Discovery Communications, Inc., Class A*	54,609	2,054,391
Gannett Co., Inc.	47,945	456,916
Interpublic Group of Cos., Inc.	95,016	684,115
McGraw-Hill Cos., Inc.	60,103	2,464,223
News Corp., Class A	456,170	7,056,950
Omnicom Group, Inc.	55,815	2,056,225
Scripps Networks Interactive, Inc., Class A	19,679	731,468
Time Warner Cable, Inc.	64,959	4,070,981
Time Warner, Inc.	208,506	6,248,925
Viacom, Inc., Class B	114,679	4,442,664
Walt Disney Co.	370,422	11,171,927
Washington Post Co., Class B	1,095	358,032

		62,923,642

Multiline Retail (0.4%)
Big Lots, Inc.*	13,068	455,159
Family Dollar Stores, Inc.	24,005	1,220,894
J.C. Penney Co., Inc.	28,480	762,694
Kohl’s Corp.	56,000	2,749,600
Macy’s, Inc.	85,450	2,249,044
Nordstrom, Inc.	32,702	1,493,827
Sears Holdings Corp.*	7,634	439,108
Target Corp.	134,743	6,607,797

		15,978,123

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	17,371	1,069,359
AutoNation, Inc.*	9,827	322,129
AutoZone, Inc.*	5,806	1,853,217
Bed Bath & Beyond, Inc.*	48,832	2,798,562
Best Buy Co., Inc.	60,433	1,408,089
CarMax, Inc.*	45,030	1,073,965
GameStop Corp., Class A*	27,937	645,345
Gap, Inc.	69,220	1,124,133
Home Depot, Inc.	312,275	10,264,479
Limited Brands, Inc.	49,358	1,900,776
Lowe’s Cos., Inc.	251,550	4,864,977
O’Reilly Automotive, Inc.*	27,149	1,808,938
Ross Stores, Inc.	23,104	1,818,054
Staples, Inc.	141,696	1,884,557
Tiffany & Co.	25,468	1,548,964
TJX Cos., Inc.	76,037	4,217,772
Urban Outfitters, Inc.*	23,627	527,355

		39,130,671

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	57,673	2,989,191
NIKE, Inc., Class B	75,866	6,487,302
Ralph Lauren Corp.	12,997	1,685,711
VF Corp.	17,261	2,097,557

		13,259,761

Total Consumer Discretionary		217,400,046

Consumer Staples (5.9%)
Beverages (1.4%)
Brown-Forman Corp., Class B	20,118	1,411,076
Coca-Cola Co.	458,375	30,967,815
Coca-Cola Enterprises, Inc.	63,596	1,582,268
Constellation Brands, Inc., Class A*	36,816	662,688
Dr. Pepper Snapple Group, Inc.	43,329	1,680,299
Fortune Brands, Inc.	30,982	1,675,507
Molson Coors Brewing Co., Class B	32,515	1,287,919
PepsiCo, Inc.	315,919	19,555,386

		58,822,958

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	87,388	7,176,302
CVS Caremark Corp.	268,427	9,013,779
Kroger Co.	120,680	2,650,133
Safeway, Inc.	69,586	1,157,215
SUPERVALU, Inc.	42,279	281,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	118,328	$3,064,695
Walgreen Co.	180,722	5,943,947
Wal-Mart Stores, Inc.	350,883	18,210,828
Whole Foods Market, Inc.	31,461	2,054,718

		49,553,195

Food Products (1.0%)
Archer-Daniels-Midland Co.	134,831	3,345,157
Campbell Soup Co.	35,705	1,155,771
ConAgra Foods, Inc.	82,699	2,002,970
Dean Foods Co.*	36,497	323,728
General Mills, Inc.	129,035	4,963,976
H.J. Heinz Co.	64,016	3,231,528
Hershey Co.	30,842	1,827,080
Hormel Foods Corp.	27,638	746,779
J.M. Smucker Co.	22,769	1,659,632
Kellogg Co.	49,801	2,648,915
Kraft Foods, Inc., Class A	352,549	11,838,595
McCormick & Co., Inc. (Non-Voting)	26,377	1,217,562
Mead Johnson Nutrition Co.	40,679	2,799,936
Sara Lee Corp.	117,576	1,922,368
Tyson Foods, Inc., Class A	59,349	1,030,299

		40,714,296

Household Products (1.2%)
Clorox Co.	26,217	1,738,974
Colgate-Palmolive Co.	97,114	8,612,069
Kimberly-Clark Corp.	78,194	5,552,556
Procter & Gamble Co.	548,496	34,653,977

		50,557,576

Personal Products (0.1%)
Avon Products, Inc.	85,755	1,680,798
Estee Lauder Cos., Inc., Class A	22,549	1,980,704

		3,661,502

Tobacco (1.0%)
Altria Group, Inc.	413,450	11,084,595
Lorillard, Inc.	27,665	3,062,515
Philip Morris International, Inc.	350,605	21,870,740
Reynolds American, Inc.	67,606	2,533,873

		38,551,723

Total Consumer Staples		241,861,250

Energy (5.8%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	87,120	4,021,459
Cameron International Corp.*	48,981	2,034,671
Diamond Offshore Drilling, Inc.	13,857	758,532
FMC Technologies, Inc.*	47,837	1,798,671
Halliburton Co.	183,528	5,601,274
Helmerich & Payne, Inc.	21,293	864,496
Nabors Industries Ltd.*	57,253	701,922
National Oilwell Varco, Inc.	84,612	4,333,827
Noble Corp.*	50,233	1,474,338
Rowan Cos., Inc.*	25,393	766,615
Schlumberger Ltd.	269,337	16,087,499

		38,443,304

Oil, Gas & Consumable Fuels (4.9%)
Alpha Natural Resources, Inc.*	45,064	797,182
Anadarko Petroleum Corp.	99,371	6,265,342
Apache Corp.	76,666	6,151,680
Cabot Oil & Gas Corp.	20,835	1,289,895
Chesapeake Energy Corp.	131,884	3,369,636
Chevron Corp.	399,773	36,986,998
ConocoPhillips	274,046	17,352,593
Consol Energy, Inc.	45,199	1,533,602
Denbury Resources, Inc.*	80,374	924,301
Devon Energy Corp.	83,102	4,607,175
El Paso Corp.	153,894	2,690,067
EOG Resources, Inc.	53,635	3,808,621
EQT Corp.	29,804	1,590,341
Exxon Mobil Corp.#	970,536	70,490,030
Hess Corp.	60,487	3,173,148
Marathon Oil Corp.	142,484	3,074,805
Marathon Petroleum Corp.	71,204	1,926,780
Murphy Oil Corp.	38,575	1,703,472
Newfield Exploration Co.*	26,303	1,043,966
Noble Energy, Inc.	35,296	2,498,957
Occidental Petroleum Corp.	162,291	11,603,807
Peabody Energy Corp.	54,189	1,835,923
Pioneer Natural Resources Co.	23,265	1,530,139
QEP Resources, Inc.	35,217	953,324
Range Resources Corp.	32,265	1,886,212
Southwestern Energy Co.*	69,630	2,320,768
Spectra Energy Corp.	129,919	3,186,913
Sunoco, Inc.	22,733	704,950
Tesoro Corp.*	28,610	557,037
Valero Energy Corp.	114,290	2,032,076
Williams Cos., Inc.	117,606	2,862,530

		200,752,270

Total Energy		239,195,574

Financials (6.8%)
Capital Markets (0.9%)
Ameriprise Financial, Inc.	47,149	1,855,785
Bank of New York Mellon Corp.	245,999	4,573,121
BlackRock, Inc.	20,010	2,961,680
Charles Schwab Corp.	215,182	2,425,101
E*TRADE Financial Corp.*	50,330	458,506
Federated Investors, Inc., Class B	18,443	323,306
Franklin Resources, Inc.	29,128	2,785,802
Goldman Sachs Group, Inc.	100,949	9,544,728
Invesco Ltd.	89,976	1,395,528
Janus Capital Group, Inc.	37,086	222,516
Legg Mason, Inc.	26,135	671,931
Morgan Stanley	296,628	4,004,478
Northern Trust Corp.	48,040	1,680,439
State Street Corp.	100,696	3,238,383
T. Rowe Price Group, Inc.	51,206	2,446,111

		38,587,415

Commercial Banks (1.3%)
BB&T Corp.	139,235	2,969,883
Comerica, Inc.	40,051	919,972
Fifth Third Bancorp	184,120	1,859,612
First Horizon National Corp.	52,422	312,435
Huntington Bancshares, Inc./Ohio	172,035	825,768
KeyCorp	189,632	1,124,518
M&T Bank Corp.	25,046	1,750,715
PNC Financial Services Group, Inc.	105,004	5,060,143
Regions Financial Corp.	250,640	834,631
SunTrust Banks, Inc.	106,976	1,920,219
U.S. Bancorp	383,360	9,024,294
Wells Fargo & Co.	1,053,874	25,419,441
Zions Bancorp	36,658	515,778

		52,537,409

Consumer Finance (0.4%)
American Express Co.	207,335	9,309,341
Capital One Financial Corp.	91,771	3,636,885
Discover Financial Services	109,100	2,502,754
SLM Corp.	102,599	1,277,358

		16,726,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.5%)
Bank of America Corp.	2,023,033	$12,380,962
Citigroup, Inc.	582,407	14,921,267
CME Group, Inc.	13,376	3,295,847
IntercontinentalExchange, Inc.*	14,706	1,739,132
JPMorgan Chase & Co.	778,310	23,442,697
Leucadia National Corp.	39,478	895,361
Moody’s Corp.	40,172	1,223,237
NASDAQ OMX Group, Inc.*	25,388	587,478
NYSE Euronext	52,105	1,210,920

		59,696,901

Insurance (1.8%)
ACE Ltd.	67,510	4,091,106
Aflac, Inc.	93,125	3,254,719
Allstate Corp.	103,039	2,440,994
American International Group, Inc.*	87,368	1,917,728
Aon Corp.	65,205	2,737,306
Assurant, Inc.	18,732	670,606
Berkshire Hathaway, Inc., Class B*	351,074	24,940,297
Chubb Corp.	57,048	3,422,309
Cincinnati Financial Corp.	32,408	853,303
Genworth Financial, Inc., Class A*	97,772	561,211
Hartford Financial Services Group, Inc.	88,696	1,431,553
Lincoln National Corp.	61,351	958,916
Loews Corp.	62,262	2,151,152
Marsh & McLennan Cos., Inc.	108,076	2,868,337
MetLife, Inc.	211,078	5,912,295
Principal Financial Group, Inc.	62,562	1,418,280
Progressive Corp.	127,420	2,262,979
Prudential Financial, Inc.	97,044	4,547,482
Torchmark Corp.	20,953	730,422
Travelers Cos., Inc.	83,661	4,076,800
Unum Group	60,434	1,266,697
XL Group plc	65,533	1,232,020

		73,746,512

Real Estate Investment Trusts (REITs) (0.9%)
Apartment Investment & Management Co. (REIT), Class A	24,258	536,587
AvalonBay Communities, Inc. (REIT)	18,770	2,140,719
Boston Properties, Inc. (REIT)	29,370	2,616,867
Equity Residential (REIT)	59,237	3,072,623
HCP, Inc. (REIT)	81,334	2,851,570
Health Care REIT, Inc. (REIT)	35,531	1,662,851
Host Hotels & Resorts, Inc. (REIT)	141,022	1,542,781
Kimco Realty Corp. (REIT)	81,038	1,218,001
Plum Creek Timber Co., Inc. (REIT)	32,255	1,119,571
ProLogis, Inc. (REIT)	91,619	2,221,761
Public Storage (REIT)	28,338	3,155,436
Simon Property Group, Inc. (REIT)	58,649	6,450,217
Ventas, Inc. (REIT)	57,543	2,842,624
Vornado Realty Trust (REIT)	36,803	2,746,240
Weyerhaeuser Co. (REIT)	107,269	1,668,033

		35,845,881

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	64,885	873,352

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	104,977	594,170
People’s United Financial, Inc.	75,200	857,280

		1,451,450

Total Financials		279,465,258

Health Care (6.0%)
Biotechnology (0.7%)
Amgen, Inc.	184,470	10,136,626
Biogen Idec, Inc.*	48,426	4,510,882
Celgene Corp.*	91,554	5,669,024
Cephalon, Inc.*	15,572	1,256,660
Gilead Sciences, Inc.*	153,966	5,973,881

		27,547,073

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	113,450	6,369,083
Becton, Dickinson and Co.	43,472	3,187,367
Boston Scientific Corp.*	306,345	1,810,499
C.R. Bard, Inc.	17,348	1,518,644
CareFusion Corp.*	44,463	1,064,889
Covidien plc	98,528	4,345,085
DENTSPLY International, Inc.	28,122	863,064
Edwards Lifesciences Corp.*	23,049	1,642,933
Intuitive Surgical, Inc.*	7,843	2,857,048
Medtronic, Inc.	210,780	7,006,327
St. Jude Medical, Inc.	65,865	2,383,654
Stryker Corp.	65,929	3,107,234
Varian Medical Systems, Inc.*	23,307	1,215,693
Zimmer Holdings, Inc.*	38,057	2,036,049

		39,407,569

Health Care Providers & Services (1.1%)
Aetna, Inc.	74,367	2,703,241
AmerisourceBergen Corp.	53,745	2,003,076
Cardinal Health, Inc.	68,799	2,881,302
CIGNA Corp.	53,852	2,258,553
Coventry Health Care, Inc.*	29,488	849,549
DaVita, Inc.*	18,699	1,171,866
Express Scripts, Inc.*	97,429	3,611,693
Humana, Inc.	33,242	2,417,691
Laboratory Corp. of America Holdings*	20,245	1,600,367
McKesson Corp.	49,164	3,574,223
Medco Health Solutions, Inc.*	76,956	3,608,467
Patterson Cos., Inc.	18,497	529,569
Quest Diagnostics, Inc.	31,672	1,563,330
Tenet Healthcare Corp.*	93,647	386,762
UnitedHealth Group, Inc.	214,776	9,905,469
WellPoint, Inc.	71,967	4,698,006

		43,763,164

Health Care Technology (0.0%)
Cerner Corp.*	29,089	1,993,178

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.*	69,271	2,164,719
Life Technologies Corp.*	36,048	1,385,325
PerkinElmer, Inc.	22,432	430,919
Thermo Fisher Scientific, Inc.*	76,225	3,860,034
Waters Corp.*	18,203	1,374,144

		9,215,141

Pharmaceuticals (3.1%)
Abbott Laboratories, Inc.	310,704	15,889,403
Allergan, Inc.	61,389	5,057,226
Bristol-Myers Squibb Co.	340,450	10,683,321
Eli Lilly and Co.	203,325	7,516,925
Forest Laboratories, Inc.*	54,726	1,685,014
Hospira, Inc.*	32,862	1,215,894
Johnson & Johnson	547,003	34,849,561
Merck & Co., Inc.	614,973	20,115,767
Mylan, Inc.*	85,021	1,445,357
Pfizer, Inc.	1,557,387	27,534,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	25,149	$1,716,419

		127,709,489

Total Health Care		249,635,614

Industrials (5.1%)
Aerospace & Defense (1.4%)
Boeing Co.	147,941	8,951,910
General Dynamics Corp.	72,219	4,108,539
Goodrich Corp.	25,026	3,020,138
Honeywell International, Inc.	156,145	6,856,327
ITT Corp.	37,016	1,554,672
L-3 Communications Holdings, Inc.	21,053	1,304,654
Lockheed Martin Corp.	54,936	3,990,551
Northrop Grumman Corp.	55,535	2,896,706
Precision Castparts Corp.	28,784	4,474,761
Raytheon Co.	70,459	2,879,659
Rockwell Collins, Inc.	30,634	1,616,250
Textron, Inc.	55,077	971,558
United Technologies Corp.	181,387	12,762,389

		55,388,114

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	32,975	2,257,798
Expeditors International of Washington, Inc.	42,252	1,713,319
FedEx Corp.	63,257	4,281,234
United Parcel Service, Inc., Class B	195,809	12,365,338

		20,617,689

Airlines (0.0%)
Southwest Airlines Co.	160,527	1,290,637

Building Products (0.0%)
Masco Corp.	71,248	507,286

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	21,049	527,909
Cintas Corp.	22,249	626,087
Iron Mountain, Inc.	40,553	1,282,286
Pitney Bowes, Inc.	40,381	759,163
R.R. Donnelley & Sons Co.	37,316	526,902
Republic Services, Inc.	63,894	1,792,865
Stericycle, Inc.*	17,267	1,393,792
Waste Management, Inc.	94,207	3,067,380

		9,976,384

Construction & Engineering (0.1%)
Fluor Corp.	34,644	1,612,678
Jacobs Engineering Group, Inc.*	25,331	817,938
Quanta Services, Inc.*	42,066	790,420

		3,221,036

Electrical Equipment (0.2%)
Emerson Electric Co.	148,618	6,139,409
Rockwell Automation, Inc.	28,662	1,605,072
Roper Industries, Inc.	19,148	1,319,489

		9,063,970

Industrial Conglomerates (1.2%)
3M Co.	141,653	10,169,269
Danaher Corp.	113,640	4,766,062
General Electric Co.	2,115,972	32,247,413
Tyco International Ltd.	92,708	3,777,851

		50,960,595

Machinery (0.9%)
Caterpillar, Inc.	128,976	9,523,588
Cummins, Inc.	38,829	3,170,776
Deere & Co.	82,616	5,334,515
Dover Corp.	37,170	1,732,122
Eaton Corp.	67,981	2,413,326
Flowserve Corp.	11,113	822,362
Illinois Tool Works, Inc.	98,072	4,079,795
Ingersoll-Rand plc	65,979	1,853,350
Joy Global, Inc.	20,957	1,307,298
PACCAR, Inc.	73,089	2,471,870
Pall Corp.	23,104	979,610
Parker Hannifin Corp.	30,970	1,955,136
Snap-on, Inc.	11,590	514,596
Stanley Black & Decker, Inc.	33,721	1,655,701

		37,814,045

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,796	600,103
Equifax, Inc.	24,422	750,732
Robert Half International, Inc.	29,004	615,465

		1,966,300

Road & Rail (0.4%)
CSX Corp.	218,438	4,078,237
Norfolk Southern Corp.	69,390	4,234,178
Ryder System, Inc.	10,232	383,802
Union Pacific Corp.	97,447	7,958,497

		16,654,714

Trading Companies & Distributors (0.1%)
Fastenal Co.	59,009	1,963,819
W.W. Grainger, Inc.	12,151	1,817,061

		3,780,880

Total Industrials		211,241,650

Information Technology (9.7%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,097,888	17,006,285
F5 Networks, Inc.*	16,141	1,146,818
Harris Corp.	23,980	819,396
JDS Uniphase Corp.*	45,303	451,671
Juniper Networks, Inc.*	106,226	1,833,461
Motorola Mobility Holdings, Inc.*	52,181	1,971,398
Motorola Solutions, Inc.	60,313	2,527,115
QUALCOMM, Inc.	335,282	16,304,764
Tellabs, Inc.	72,547	311,227

		42,372,135

Computers & Peripherals (2.4%)
Apple, Inc.*	185,082	70,549,557
Dell, Inc.*	309,552	4,380,161
EMC Corp.*	412,173	8,651,511
Hewlett-Packard Co.	414,051	9,295,445
Lexmark International, Inc., Class A*	15,760	425,993
NetApp, Inc.*	73,622	2,498,730
SanDisk Corp.*	47,782	1,928,004
Western Digital Corp.*	46,703	1,201,201

		98,930,602

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	33,942	1,383,815
Corning, Inc.	313,724	3,877,629
FLIR Systems, Inc.	31,739	795,062
Jabil Circuit, Inc.	36,299	645,759
Molex, Inc.	27,456	559,279

		7,261,544

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	36,884	733,254
eBay, Inc.*	228,998	6,753,151
Google, Inc., Class A*	50,359	25,903,662
Monster Worldwide, Inc.*	25,672	184,325
VeriSign, Inc.	33,283	952,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	252,008	$3,316,425

		37,843,044

IT Services (2.0%)
Accenture plc, Class A	128,633	6,776,386
Automatic Data Processing, Inc.	97,753	4,609,054
Cognizant Technology Solutions Corp., Class A*	60,578	3,798,241
Computer Sciences Corp.	30,809	827,222
Fidelity National Information Services, Inc.	49,412	1,201,700
Fiserv, Inc.*	28,198	1,431,613
International Business Machines Corp.	238,475	41,740,279
Mastercard, Inc., Class A	21,357	6,773,586
Paychex, Inc.	64,124	1,690,950
SAIC, Inc.*	55,303	653,128
Teradata Corp.*	33,564	1,796,681
Total System Services, Inc.	32,955	557,928
Visa, Inc., Class A	102,153	8,756,555
Western Union Co.	125,480	1,918,589

		82,531,912

Office Electronics (0.1%)
Xerox Corp.	280,686	1,956,382

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	115,376	586,110
Altera Corp.	64,698	2,039,928
Analog Devices, Inc.	59,619	1,863,094
Applied Materials, Inc.	262,613	2,718,044
Broadcom Corp., Class A*	96,087	3,198,736
First Solar, Inc.*	11,715	740,505
Intel Corp.	1,048,178	22,357,637
KLA-Tencor Corp.	33,328	1,275,796
Linear Technology Corp.	45,375	1,254,619
LSI Corp.*	114,276	591,950
MEMC Electronic Materials, Inc.*	45,833	240,165
Microchip Technology, Inc.	37,897	1,178,976
Micron Technology, Inc.*	200,421	1,010,122
Novellus Systems, Inc.*	13,861	377,851
NVIDIA Corp.*	120,563	1,507,037
Teradyne, Inc.*	36,963	406,963
Texas Instruments, Inc.	230,384	6,139,733
Xilinx, Inc.	52,865	1,450,615

		48,937,881

Software (1.9%)
Adobe Systems, Inc.*	98,541	2,381,736
Autodesk, Inc.*	45,785	1,271,907
BMC Software, Inc.*	35,072	1,352,376
CA, Inc.	75,517	1,465,785
Citrix Systems, Inc.*	37,655	2,053,327
Compuware Corp.*	43,464	332,934
Electronic Arts, Inc.*	66,875	1,367,594
Intuit, Inc.*	60,656	2,877,520
Microsoft Corp.	1,488,403	37,046,351
Oracle Corp.	788,643	22,665,600
Red Hat, Inc.*	38,441	1,624,517
Salesforce.com, Inc.*	27,036	3,089,674
Symantec Corp.*	149,319	2,433,900

		79,963,221

Total Information Technology		399,796,721

Materials (1.7%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	42,531	3,248,093
Airgas, Inc.	13,553	864,952
CF Industries Holdings, Inc.	14,372	1,773,361
Dow Chemical Co.	235,726	5,294,406
E.I. du Pont de Nemours & Co.	186,130	7,439,616
Eastman Chemical Co.	14,075	964,560
Ecolab, Inc.	46,188	2,258,131
FMC Corp.	14,341	991,824
International Flavors & Fragrances, Inc.	16,296	916,161
Monsanto Co.	106,707	6,406,688
Mosaic Co.	55,290	2,707,551
PPG Industries, Inc.	31,470	2,223,670
Praxair, Inc.	60,318	5,638,527
Sherwin-Williams Co.	17,638	1,310,856
Sigma-Aldrich Corp.	24,300	1,501,497

		43,539,893

Construction Materials (0.0%)
Vulcan Materials Co.	25,688	707,961

Containers & Packaging (0.1%)
Ball Corp.	32,656	1,012,989
Bemis Co., Inc.	20,718	607,245
Owens-Illinois, Inc.*	32,654	493,728
Sealed Air Corp.	31,884	532,463

		2,646,425

Metals & Mining (0.5%)
AK Steel Holding Corp.	21,891	143,167
Alcoa, Inc.	212,837	2,036,850
Allegheny Technologies, Inc.	21,144	782,116
Cliffs Natural Resources, Inc.	29,133	1,490,736
Freeport-McMoRan Copper & Gold, Inc.	189,168	5,760,166
Newmont Mining Corp.	98,681	6,207,035
Nucor Corp.	63,317	2,003,350
Titanium Metals Corp.	16,548	247,889
United States Steel Corp.	28,576	628,958

		19,300,267

Paper & Forest Products (0.1%)
International Paper Co.	87,068	2,024,331
MeadWestvaco Corp.	33,900	832,584

		2,856,915

Total Materials		69,051,461

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	1,182,901	33,736,336
CenturyLink, Inc.	123,032	4,074,820
Frontier Communications Corp.	198,270	1,211,430
Verizon Communications, Inc.	565,014	20,792,515
Windstream Corp.	101,536	1,183,910

		60,999,011

Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A*	78,968	4,248,478
MetroPCS Communications, Inc.*	58,583	510,258
Sprint Nextel Corp.*	599,271	1,821,784

		6,580,520

Total Telecommunication Services		67,579,531

Utilities (2.0%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	96,271	3,660,223
Duke Energy Corp.	265,871	5,314,761
Edison International	64,898	2,482,349
Entergy Corp.	35,331	2,342,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	132,254	$5,635,343
FirstEnergy Corp.	83,601	3,754,521
NextEra Energy, Inc.	84,321	4,555,020
Northeast Utilities	35,181	1,183,841
Pepco Holdings, Inc.	44,987	851,154
Pinnacle West Capital Corp.	21,772	934,890
PPL Corp.	115,385	3,293,088
Progress Energy, Inc.	58,953	3,049,049
Southern Co.	171,177	7,252,769

		44,309,100

Gas Utilities (0.0%)
Nicor, Inc.	9,075	499,216
Oneok, Inc.	20,633	1,362,603

		1,861,819

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	130,896	1,277,545
Constellation Energy Group, Inc.	40,322	1,534,655
NRG Energy, Inc.*	47,983	1,017,720

		3,829,920

Multi-Utilities (0.8%)
Ameren Corp.	48,114	1,432,354
CenterPoint Energy, Inc.	84,764	1,663,070
CMS Energy Corp.	50,190	993,260
Consolidated Edison, Inc.	58,494	3,335,328
Dominion Resources, Inc.	113,595	5,767,218
DTE Energy Co.	33,767	1,655,258
Integrys Energy Group, Inc.	15,479	752,589
NiSource, Inc.	55,756	1,192,063
PG&E Corp.	80,344	3,399,355
Public Service Enterprise Group, Inc.	101,060	3,372,372
SCANA Corp.	22,829	923,433
Sempra Energy	47,892	2,466,438
TECO Energy, Inc.	42,896	734,809
Wisconsin Energy Corp.	46,553	1,456,643
Xcel Energy, Inc.	96,840	2,390,980

		31,535,170

Total Utilities		81,536,009

Total Investments (49.9%) (Cost $1,953,015,784)		2,056,763,114
Other Assets Less Liabilities (50.1%)		2,064,505,860

Net Assets (100%)		$4,121,268,974

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,439,959

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$2,083,647,833	$1,417,390,590	$3,501,038,423	$—	$1,495,852	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	9,235	December-11	$552,940,856	$519,930,500	$(33,010,356)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$217,400,046	$—	$—	$217,400,046
Consumer Staples	241,861,250	—	—	241,861,250
Energy	239,195,574	—	—	239,195,574
Financials	279,465,258	—	—	279,465,258
Health Care	249,635,614	—	—	249,635,614
Industrials	211,241,650	—	—	211,241,650
Information Technology	399,796,721	—	—	399,796,721
Materials	69,051,461	—	—	69,051,461
Telecommunication Services	67,579,531	—	—	67,579,531
Utilities	81,536,009	—	—	81,536,009

Total Assets	$2,056,763,114	$—	$—	$2,056,763,114

Liabilities:
Futures	$(33,010,356)	$—	$—	$(33,010,356)

Total Liabilities	$(33,010,356)	$—	$—	$(33,010,356)

Total	$2,023,752,758	$—	$—	$2,023,752,758

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$31,676,115
Net Proceeds of Sales and Redemptions:
Stocks	$219,033,636

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276,106,212
Aggregate gross unrealized depreciation	(176,777,511)

Net unrealized appreciation	$99,328,701

Federal income tax cost of investments	$1,957,434,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.6%)
BorgWarner, Inc.*	34,107	$2,064,497
Gentex Corp.	44,521	1,070,730

		3,135,227

Automobiles (0.1%)
Thor Industries, Inc.	13,821	306,135

Distributors (0.2%)
LKQ Corp.*	45,597	1,101,623

Diversified Consumer Services (0.5%)
Career Education Corp.*	18,635	243,187
ITT Educational Services, Inc.*	6,345	365,345
Matthews International Corp., Class A	9,161	281,792
Regis Corp.	17,994	253,535
Service Corp. International	73,593	674,112
Sotheby’s, Inc.	21,035	579,935
Strayer Education, Inc.	3,783	290,043

		2,687,949

Hotels, Restaurants & Leisure (0.7%)
Bally Technologies, Inc.*	13,757	371,164
Bob Evans Farms, Inc.	9,443	269,314
Brinker International, Inc.	25,673	537,079
Cheesecake Factory, Inc.*	17,446	430,044
International Speedway Corp., Class A	8,810	201,221
Life Time Fitness, Inc.*	13,125	483,656
Panera Bread Co., Class A*	9,530	990,548
Scientific Games Corp., Class A*	18,028	128,359
Wendy’s Co.	93,469	429,023
WMS Industries, Inc.*	17,314	304,553

		4,144,961

Household Durables (0.8%)
American Greetings Corp., Class A	12,581	232,749
KB Home	22,484	131,756
M.D.C. Holdings, Inc.	11,728	198,672
Mohawk Industries, Inc.*	17,684	758,820
NVR, Inc.*	1,756	1,060,589
Ryland Group, Inc.	13,765	146,597
Toll Brothers, Inc.*	45,764	660,375
Tupperware Brands Corp.	18,805	1,010,581

		4,200,139

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.*	83,864	65,422
Polaris Industries, Inc.	21,530	1,075,854

		1,141,276

Media (0.5%)
AMC Networks, Inc., Class A*	17,887	571,490
DreamWorks Animation SKG, Inc., Class A*	21,998	399,924
John Wiley & Sons, Inc., Class A	14,686	652,352
Lamar Advertising Co., Class A*	18,013	306,761
Meredith Corp.	11,442	259,047
New York Times Co., Class A*	37,361	217,067
Scholastic Corp.	7,817	219,111
Valassis Communications, Inc.*	14,550	272,667

		2,898,419

Multiline Retail (0.6%)
99 Cents Only Stores*	14,673	270,277
Dollar Tree, Inc.*	37,972	2,852,077
Saks, Inc.*	49,679	434,691

		3,557,045

Specialty Retail (2.2%)
Aaron’s, Inc.	24,414	616,454
Advance Auto Parts, Inc.	22,892	1,330,025
Aeropostale, Inc.*	25,062	270,920
American Eagle Outfitters, Inc.	60,505	709,119
ANN, Inc.*	16,254	371,241
Ascena Retail Group, Inc.*	21,304	576,699
Barnes & Noble, Inc.	12,452	147,307
Chico’s FAS, Inc.	53,494	611,437
Collective Brands, Inc.*	18,816	243,855
Dick’s Sporting Goods, Inc.*	29,923	1,001,224
Foot Locker, Inc.	47,503	954,335
Guess?, Inc.	20,725	590,455
Office Depot, Inc.*	88,247	181,789
PetSmart, Inc.	35,043	1,494,584
RadioShack Corp.	30,965	359,813
Rent-A-Center, Inc.	19,126	525,009
Tractor Supply Co.	22,202	1,388,735
Williams-Sonoma, Inc.	32,478	999,998

		12,372,999

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	12,029	1,121,825
Fossil, Inc.*	16,438	1,332,464
Hanesbrands, Inc.*	30,148	754,001
PVH Corp.	20,995	1,222,749
Under Armour, Inc., Class A*	11,397	756,875
Warnaco Group, Inc.*	13,322	614,011

		5,801,925

Total Consumer Discretionary		41,347,698

Consumer Staples (2.8%)
Beverages (0.4%)
Hansen Natural Corp.*	23,972	2,092,516

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	17,089	875,640
Ruddick Corp.	15,250	594,598

		1,470,238

Food Products (1.5%)
Corn Products International, Inc.	23,835	935,285
Flowers Foods, Inc.	35,074	682,540
Green Mountain Coffee Roasters, Inc.*	39,997	3,717,321
Lancaster Colony Corp.	6,184	377,286
Ralcorp Holdings, Inc.*	17,202	1,319,566
Smithfield Foods, Inc.*	51,242	999,219
Tootsie Roll Industries, Inc.	7,761	187,195

		8,218,412

Household Products (0.6%)
Church & Dwight Co., Inc.	44,648	1,973,442
Energizer Holdings, Inc.*	21,399	1,421,749

		3,395,191

Tobacco (0.0%)
Universal Corp.	7,251	260,021

Total Consumer Staples		15,436,378

Energy (3.4%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	17,574	603,843
CARBO Ceramics, Inc.	6,251	640,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Dresser-Rand Group, Inc.*	24,820	$1,005,955
Dril-Quip, Inc.*	10,810	582,767
Exterran Holdings, Inc.*	20,063	195,012
Helix Energy Solutions Group, Inc.*	32,974	431,959
Oceaneering International, Inc.	33,763	1,193,184
Oil States International, Inc.*	15,962	812,785
Patterson-UTI Energy, Inc.	48,317	837,817
Superior Energy Services, Inc.*	24,837	651,723
Tidewater, Inc.	16,129	678,224
Unit Corp.*	12,867	475,050

		8,109,234

Oil, Gas & Consumable Fuels (2.0%)
Arch Coal, Inc.	66,139	964,307
Bill Barrett Corp.*	14,823	537,186
Cimarex Energy Co.	26,632	1,483,402
Comstock Resources, Inc.*	14,818	229,086
Energen Corp.	22,387	915,404
Forest Oil Corp.*	35,553	511,963
HollyFrontier Corp.	65,277	1,711,563
Northern Oil and Gas, Inc.*	19,555	379,171
Overseas Shipholding Group, Inc.	8,182	112,421
Patriot Coal Corp.*	28,404	240,298
Plains Exploration & Production Co.*	43,781	994,267
Quicksilver Resources, Inc.*	37,079	281,059
SM Energy Co.	19,882	1,205,843
Southern Union Co.	38,784	1,573,467

		11,139,437

Total Energy		19,248,671

Financials (10.2%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	16,250	1,268,313
Apollo Investment Corp.	61,122	459,637
Eaton Vance Corp.	36,383	810,249
Greenhill & Co., Inc.	9,008	257,539
Jefferies Group, Inc.	45,731	567,522
Raymond James Financial, Inc.	31,744	824,074
SEI Investments Co.	46,377	713,278
Waddell & Reed Financial, Inc., Class A	26,688	667,467

		5,568,079

Commercial Banks (1.7%)
Associated Banc-Corp	54,069	502,842
BancorpSouth, Inc.	22,708	199,376
Bank of Hawaii Corp.	14,599	531,404
Cathay General Bancorp	24,469	278,457
City National Corp./California	14,518	548,200
Commerce Bancshares, Inc./Missouri	24,054	835,876
Cullen/Frost Bankers, Inc.	19,083	875,146
East West Bancorp, Inc.	46,414	692,033
FirstMerit Corp.	33,934	385,490
Fulton Financial Corp.	62,161	475,532
Hancock Holding Co.	21,805	583,938
International Bancshares Corp.	16,528	217,343
Prosperity Bancshares, Inc.	14,562	475,886
SVB Financial Group*	13,448	497,576
Synovus Financial Corp.	245,924	263,139
TCF Financial Corp.	49,739	455,609
Trustmark Corp.	19,814	359,624
Valley National Bancorp	52,964	560,889
Webster Financial Corp.	22,887	350,171
Westamerica Bancorp	8,907	341,316

		9,429,847

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	37,395	1,134,190

Insurance (2.2%)
American Financial Group, Inc./Ohio	24,294	754,815
Arthur J. Gallagher & Co.	34,933	918,738
Aspen Insurance Holdings Ltd.	22,031	507,594
Brown & Brown, Inc.	35,910	639,198
Everest Reinsurance Group Ltd.	16,933	1,344,141
Fidelity National Financial, Inc., Class A	69,395	1,053,416
First American Financial Corp.	32,714	418,739
Hanover Insurance Group, Inc.	14,139	501,934
HCC Insurance Holdings, Inc.	34,156	923,920
Kemper Corp.	15,520	371,859
Mercury General Corp.	11,222	430,364
Old Republic International Corp.	79,627	710,273
Protective Life Corp.	26,263	410,491
Reinsurance Group of America, Inc.	23,023	1,057,907
StanCorp Financial Group, Inc.	13,835	381,431
Transatlantic Holdings, Inc.	19,486	945,461
W. R. Berkley Corp.	35,219	1,045,652

		12,415,933

Real Estate Investment Trusts (REITs) (4.5%)
Alexandria Real Estate Equities, Inc. (REIT)	19,282	1,183,722
American Campus Communities, Inc. (REIT)	21,543	801,615
BRE Properties, Inc. (REIT)	23,283	985,802
Camden Property Trust (REIT)	22,118	1,222,241
Corporate Office Properties Trust/Maryland (REIT)	22,249	484,583
Cousins Properties, Inc. (REIT)	32,343	189,206
Duke Realty Corp. (REIT)	78,555	824,827
Equity One, Inc. (REIT)	18,488	293,220
Essex Property Trust, Inc. (REIT)	10,167	1,220,447
Federal Realty Investment Trust (REIT)	19,499	1,606,913
Highwoods Properties, Inc. (REIT)	22,440	634,154
Home Properties, Inc. (REIT)	14,654	831,761
Hospitality Properties Trust (REIT)	38,308	813,279
Liberty Property Trust (REIT)	35,906	1,045,224
Macerich Co. (REIT)	41,065	1,750,601
Mack-Cali Realty Corp. (REIT)	27,111	725,219
Omega Healthcare Investors, Inc. (REIT)	31,914	508,390
Potlatch Corp. (REIT)	12,486	393,559
Rayonier, Inc. (REIT)	37,862	1,392,943
Realty Income Corp. (REIT)	39,460	1,272,190
Regency Centers Corp. (REIT)	27,923	986,520
Senior Housing Properties Trust (REIT)	47,616	1,025,649
SL Green Realty Corp. (REIT)	26,512	1,541,673
Taubman Centers, Inc. (REIT)	17,964	903,769
UDR, Inc. (REIT)	68,022	1,506,007
Weingarten Realty Investors (REIT)	37,668	797,431

		24,940,945

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	13,432	695,912

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	25,978	199,771
First Niagara Financial Group, Inc.	91,622	838,342
New York Community Bancorp, Inc.	135,920	1,617,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	34,399	$438,243

		3,093,804

Total Financials		57,278,710

Health Care (6.2%)
Biotechnology (0.6%)
United Therapeutics Corp.*	16,163	605,951
Vertex Pharmaceuticals, Inc.*	64,606	2,877,551

		3,483,502

Health Care Equipment & Supplies (1.8%)
Cooper Cos., Inc.	14,828	1,173,636
Gen-Probe, Inc.*	15,017	859,723
Hill-Rom Holdings, Inc.	19,697	591,304
Hologic, Inc.*	81,534	1,240,132
IDEXX Laboratories, Inc.*	17,680	1,219,390
Kinetic Concepts, Inc.*	19,345	1,274,642
Masimo Corp.	18,590	402,473
ResMed, Inc.*	47,073	1,355,232
STERIS Corp.	18,496	541,378
Teleflex, Inc.	12,714	683,632
Thoratec Corp.*	18,464	602,665

		9,944,207

Health Care Providers & Services (1.9%)
AMERIGROUP Corp.*	15,447	602,587
Catalyst Health Solutions, Inc.*	15,523	895,522
Community Health Systems, Inc.*	28,940	481,562
Health Management Associates, Inc., Class A*	78,905	546,023
Health Net, Inc.*	27,615	654,752
Henry Schein, Inc.*	28,763	1,783,594
Kindred Healthcare, Inc.*	16,065	138,480
LifePoint Hospitals, Inc.*	16,104	590,051
Lincare Holdings, Inc.	28,993	652,342
MEDNAX, Inc.*	15,127	947,555
Omnicare, Inc.	35,945	914,081
Owens & Minor, Inc.	19,831	564,787
Universal Health Services, Inc., Class B	30,415	1,034,110
VCA Antech, Inc.*	26,908	429,990
WellCare Health Plans, Inc.*	13,303	505,248

		10,740,684

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	58,402	1,052,404

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	6,097	553,424
Charles River Laboratories International, Inc.*	15,926	455,802
Covance, Inc.*	18,871	857,687
Mettler-Toledo International, Inc.*	9,906	1,386,444
Pharmaceutical Product Development, Inc.	35,395	908,236
Techne Corp.	11,508	782,659

		4,944,252

Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc.*	36,215	1,013,658
Medicis Pharmaceutical Corp., Class A	19,666	717,415
Perrigo Co.	28,972	2,813,471

		4,544,544

Total Health Care		34,709,593

Industrials (7.6%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.	10,281	560,417
BE Aerospace, Inc.*	32,069	1,061,805
Esterline Technologies Corp.*	9,479	491,391
Huntington Ingalls Industries, Inc.*	15,138	368,307
Triumph Group, Inc.	11,940	581,956

		3,063,876

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	31,916	416,185

Airlines (0.2%)
Alaska Air Group, Inc.*	11,215	631,292
JetBlue Airways Corp.*	63,394	259,916

		891,208

Building Products (0.1%)
Lennox International, Inc.	16,450	424,081

Commercial Services & Supplies (0.9%)
Brink’s Co.	14,542	338,974
Clean Harbors, Inc.*	14,610	749,493
Copart, Inc.*	17,544	686,321
Corrections Corp. of America*	33,226	753,898
Deluxe Corp.	15,959	296,837
Herman Miller, Inc.	17,931	320,248
HNI Corp.	13,903	265,964
Mine Safety Appliances Co.	9,651	260,191
Rollins, Inc.	19,993	374,069
Waste Connections, Inc.	35,108	1,187,353

		5,233,348

Construction & Engineering (0.6%)
AECOM Technology Corp.*	37,082	655,239
Granite Construction, Inc.	10,734	201,477
KBR, Inc.	46,848	1,107,018
Shaw Group, Inc.*	22,463	488,346
URS Corp.*	24,645	730,971

		3,183,051

Electrical Equipment (0.9%)
Acuity Brands, Inc.	13,524	487,405
AMETEK, Inc.	50,190	1,654,764
General Cable Corp.*	16,236	379,111
Hubbell, Inc., Class B	18,614	922,138
Regal-Beloit Corp.	12,933	586,899
Thomas & Betts Corp.*	16,347	652,409
Woodward, Inc.	18,543	508,078

		5,190,804

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	19,095	608,749

Machinery (2.4%)
AGCO Corp.*	29,925	1,034,507
Crane Co.	15,139	540,311
Donaldson Co., Inc.	23,486	1,287,033
Gardner Denver, Inc.	16,253	1,032,878
Graco, Inc.	18,948	646,885
Harsco Corp.	25,122	487,116
IDEX Corp.	25,826	804,738
Kennametal, Inc.	25,279	827,634
Lincoln Electric Holdings, Inc.	26,145	758,466
Nordson Corp.	18,514	735,746
Oshkosh Corp.*	28,369	446,528
Pentair, Inc.	30,753	984,404
SPX Corp.	15,989	724,462
Terex Corp.*	34,073	349,589
Timken Co.	26,221	860,573
Trinity Industries, Inc.	24,898	533,066
Valmont Industries, Inc.	6,990	544,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wabtec Corp.	14,979	$791,940

		13,390,677

Marine (0.2%)
Alexander & Baldwin, Inc.	12,915	471,785
Kirby Corp.*	17,285	909,882

		1,381,667

Professional Services (0.5%)
Corporate Executive Board Co.	10,758	320,588
FTI Consulting, Inc.*	12,944	476,469
Korn/Ferry International*	14,797	180,375
Manpower, Inc.	25,425	854,789
Towers Watson & Co., Class A	16,337	976,626

		2,808,847

Road & Rail (0.7%)
Con-way, Inc.	17,229	381,278
J.B. Hunt Transport Services, Inc.	28,686	1,036,138
Kansas City Southern*	34,149	1,706,084
Landstar System, Inc.	14,835	586,873
Werner Enterprises, Inc.	13,850	288,495

		3,998,868

Trading Companies & Distributors (0.4%)
GATX Corp.	14,538	450,532
MSC Industrial Direct Co., Class A	14,508	819,122
United Rentals, Inc.*	19,539	329,037
Watsco, Inc.	8,841	451,775

		2,050,466

Total Industrials		42,641,827

Information Technology (8.4%)
Communications Equipment (0.6%)
ADTRAN, Inc.	19,980	528,671
Ciena Corp.*	29,939	335,317
Plantronics, Inc.	14,528	413,322
Polycom, Inc.*	54,868	1,007,925
Riverbed Technology, Inc.*	48,160	961,273

		3,246,508

Computers & Peripherals (0.3%)
Diebold, Inc.	19,945	548,687
NCR Corp.*	48,864	825,313
QLogic Corp.*	32,229	408,664

		1,782,664

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	35,654	990,468
Avnet, Inc.*	47,476	1,238,174
Ingram Micro, Inc., Class A*	48,925	789,160
Itron, Inc.*	12,681	374,090
National Instruments Corp.	28,640	654,710
Tech Data Corp.*	13,531	584,945
Trimble Navigation Ltd.*	38,181	1,280,973
Vishay Intertechnology, Inc.*	48,755	407,592

		6,320,112

Internet Software & Services (0.6%)
AOL, Inc.*	33,284	399,408
Digital River, Inc.*	12,396	256,969
Equinix, Inc.*	14,663	1,302,515
Rackspace Hosting, Inc.*	31,965	1,091,285
ValueClick, Inc.*	25,663	399,316

		3,449,493

IT Services (1.6%)
Acxiom Corp.*	25,222	268,362
Alliance Data Systems Corp.*	15,819	1,466,421
Broadridge Financial Solutions, Inc.	38,459	774,564
Convergys Corp.*	37,243	349,339
CoreLogic, Inc.*	33,042	352,558
DST Systems, Inc.	11,022	483,094
Gartner, Inc.*	29,813	1,039,579
Global Payments, Inc.	24,961	1,008,175
Jack Henry & Associates, Inc.	26,926	780,316
Lender Processing Services, Inc.	26,200	358,678
ManTech International Corp., Class A	7,154	224,493
NeuStar, Inc., Class A*	22,789	572,916
VeriFone Systems, Inc.*	32,240	1,129,045

		8,807,540

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	16,703	516,791

Semiconductors & Semiconductor Equipment (1.7%)
Atmel Corp.*	144,462	1,165,808
Cree, Inc.*	35,914	933,046
Cypress Semiconductor Corp.*	53,275	797,527
Fairchild Semiconductor International, Inc.*	39,594	427,615
Integrated Device Technology, Inc.*	45,645	235,072
International Rectifier Corp.*	21,773	405,413
Intersil Corp., Class A	39,083	402,164
Lam Research Corp.*	38,439	1,459,913
RF Micro Devices, Inc.*	86,172	546,331
Semtech Corp.*	20,327	428,900
Silicon Laboratories, Inc.*	13,744	460,561
Skyworks Solutions, Inc.*	57,864	1,038,080
Varian Semiconductor Equipment Associates, Inc.*	23,423	1,432,316

		9,732,746

Software (2.4%)
ACI Worldwide, Inc.*	10,392	286,196
Advent Software, Inc.*	10,118	210,960
ANSYS, Inc.*	28,711	1,407,987
Cadence Design Systems, Inc.*	83,898	775,218
Concur Technologies, Inc.*	14,397	535,856
FactSet Research Systems, Inc.	14,240	1,266,933
Fair Isaac Corp.	11,981	261,545
Informatica Corp.*	33,151	1,357,533
Mentor Graphics Corp.*	28,951	278,509
MICROS Systems, Inc.*	25,097	1,102,009
Parametric Technology Corp.*	36,433	560,340
Quest Software, Inc.*	18,112	287,619
Rovi Corp.*	34,533	1,484,228
Solera Holdings, Inc.	22,067	1,114,383
Synopsys, Inc.*	44,752	1,090,159
TIBCO Software, Inc.*	50,610	1,133,158

		13,152,633

Total Information Technology		47,008,487

Materials (3.3%)
Chemicals (1.4%)
Albemarle Corp.	28,520	1,152,208
Ashland, Inc.	24,275	1,071,498
Cabot Corp.	20,423	506,082
Cytec Industries, Inc.	15,465	543,440
Intrepid Potash, Inc.*	16,354	406,724
Minerals Technologies, Inc.	5,652	278,474
NewMarket Corp.	3,464	526,078
Olin Corp.	24,890	448,269
RPM International, Inc.	40,742	761,875
Scotts Miracle-Gro Co., Class A	13,919	620,787
Sensient Technologies Corp.	15,630	508,757
Valspar Corp.	28,989	904,747

		7,728,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,226	$899,368

Containers & Packaging (1.0%)
AptarGroup, Inc.	20,796	928,957
Greif, Inc., Class A	9,603	411,873
Packaging Corp. of America	30,915	720,319
Rock-Tenn Co., Class A	22,129	1,077,240
Silgan Holdings, Inc.	15,363	564,436
Sonoco Products Co.	31,065	876,965
Temple-Inland, Inc.	33,810	1,060,620

		5,640,410

Metals & Mining (0.6%)
Carpenter Technology Corp.	13,735	616,564
Commercial Metals Co.	35,836	340,800
Compass Minerals International, Inc.	10,315	688,836
Reliance Steel & Aluminum Co.	23,324	793,249
Steel Dynamics, Inc.	68,084	675,393
Worthington Industries, Inc.	17,275	241,332

		3,356,174

Paper & Forest Products (0.2%)
Domtar Corp.	12,506	852,534
Louisiana-Pacific Corp.*	41,205	210,146

		1,062,680

Total Materials		18,687,571

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	46,998	776,407

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	28,586	607,452

Total Telecommunication Services		1,383,859

Utilities (3.5%)
Electric Utilities (1.1%)
Cleco Corp.	19,006	648,865
DPL, Inc.	36,611	1,103,455
Great Plains Energy, Inc.	42,381	817,953
Hawaiian Electric Industries, Inc.	29,743	722,160
IDACORP, Inc.	15,483	584,948
NV Energy, Inc.	73,272	1,077,831
PNM Resources, Inc.	27,046	444,366
Westar Energy, Inc.	35,976	950,486

		6,350,064

Gas Utilities (1.0%)
AGL Resources, Inc.	24,462	996,582
Atmos Energy Corp.	28,000	908,600
National Fuel Gas Co.	25,676	1,249,908
Questar Corp.	55,288	979,150
UGI Corp.	34,730	912,357
WGL Holdings, Inc.	16,024	626,058

		5,672,655

Multi-Utilities (1.2%)
Alliant Energy Corp.	34,536	1,335,852
Black Hills Corp.	12,266	375,830
MDU Resources Group, Inc.	58,624	1,124,995
NSTAR	32,226	1,444,047
OGE Energy Corp.	30,463	1,455,827
Vectren Corp.	25,475	689,863

		6,426,414

Water Utilities (0.2%)
Aqua America, Inc.	43,115	929,991

Total Utilities		19,379,124

Total Investments (53.1%) (Cost $282,902,936)		297,121,918
Other Assets Less Liabilities (46.9%)		262,138,478

Net Assets (100%)		$559,260,396

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$368,857,713	$277,973,683	$646,831,396	$—	$249,046	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	56	December-11	$3,932,751	$3,592,400	$(340,351)
S&P 500 E-Mini Index	83	December-11	4,973,853	4,672,900	(300,953)
S&P MidCap 400 E-Mini Index	594	December-11	50,808,064	46,266,660	(4,541,404)

					$(5,182,708)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$41,347,698	$—	$—	$41,347,698
Consumer Staples	15,436,378	—	—	15,436,378
Energy	19,248,671	—	—	19,248,671
Financials	57,278,710	—	—	57,278,710
Health Care	34,709,593	—	—	34,709,593
Industrials	42,641,827	—	—	42,641,827
Information Technology	47,008,487	—	—	47,008,487
Materials	18,687,571	—	—	18,687,571
Telecommunication Services	1,383,859	—	—	1,383,859
Utilities	19,379,124	—	—	19,379,124

Total Assets	$297,121,918	$—	$—	$297,121,918

Liabilities:
Futures	$(5,182,708)	$—	$—	$(5,182,708)

Total Liabilities	$(5,182,708)	$—	$—	$(5,182,708)

Total	$291,939,210	$—	$—	$291,939,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$35,946,441
Net Proceeds of Sales and Redemptions:
Stocks	$134,227,420

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,836,041
Aggregate gross unrealized depreciation	(33,282,546)

Net unrealized appreciation	$13,553,495

Federal income tax cost of investments	$283,568,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	39,724	$303,094
Amerigon, Inc.*	14,116	179,697
Cooper Tire & Rubber Co.	34,743	378,351
Dana Holding Corp.*	85,363	896,311
Dorman Products, Inc.*	6,184	204,567
Drew Industries, Inc.	10,774	215,264
Exide Technologies, Inc.*	42,403	169,612
Fuel Systems Solutions, Inc.*	8,098	155,563
Modine Manufacturing Co.*	26,410	239,275
Motorcar Parts of America, Inc.*	3,460	28,476
Shiloh Industries, Inc.	9,992	89,628
Spartan Motors, Inc.	24,142	99,706
Standard Motor Products, Inc.	13,162	170,711
Stoneridge, Inc.*	13,012	67,923
Superior Industries International, Inc.	11,724	181,136
Tenneco, Inc.*	35,027	897,041
Tower International, Inc.*	7,525	77,583

		4,353,938

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,804	116,284

Distributors (0.1%)
Audiovox Corp., Class A*	14,279	78,391
Core-Mark Holding Co., Inc.*	6,252	191,499
Pool Corp.	28,516	746,549
Weyco Group, Inc.	5,306	118,324

		1,134,763

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	9,855	335,070
Archipelago Learning, Inc.*	14,393	120,901
Ascent Capital Group, Inc., Class A*	7,967	313,263
Bridgepoint Education, Inc.*	9,455	164,895
Cambium Learning Group, Inc.*	19,896	59,489
Capella Education Co.*	9,053	256,924
Coinstar, Inc.*	18,075	723,000
Corinthian Colleges, Inc.*	45,868	71,554
Grand Canyon Education, Inc.*	16,534	267,024
Hillenbrand, Inc.	37,054	681,794
K12, Inc.*	14,509	369,399
Lincoln Educational Services Corp.	10,872	87,955
Mac-Gray Corp.	3,841	49,587
Matthews International Corp., Class A	17,857	549,281
National American University Holdings, Inc.	11,564	82,798
Regis Corp.	32,059	451,711
Sotheby’s, Inc.	40,117	1,106,026
Steiner Leisure Ltd.*	8,064	328,769
Stewart Enterprises, Inc., Class A	46,165	274,682
Strayer Education, Inc.	7,265	557,008
Universal Technical Institute, Inc.*	11,115	151,053

		7,002,183

Hotels, Restaurants & Leisure (1.5%)
AFC Enterprises, Inc.*	12,385	146,515
Ambassadors Group, Inc.	12,861	73,694
Ameristar Casinos, Inc.	17,110	274,616
Benihana, Inc., Class A*	3,686	31,737
Biglari Holdings, Inc.*	705	208,955
BJ’s Restaurants, Inc.*	14,302	630,861
Bob Evans Farms, Inc.	16,947	483,328
Boyd Gaming Corp.*	30,509	149,494
Bravo Brio Restaurant Group, Inc.*	11,896	197,949
Buffalo Wild Wings, Inc.*	10,072	602,306
Caribou Coffee Co., Inc.*	8,952	105,813
Carrols Restaurant Group, Inc.*	11,958	106,426
CEC Entertainment, Inc.	12,246	348,644
Cheesecake Factory, Inc.*	35,242	868,715
Churchill Downs, Inc.	6,690	261,111
Cracker Barrel Old Country Store, Inc.	13,177	528,134
Denny’s Corp.*	57,654	191,988
DineEquity, Inc.*	9,713	373,853
Domino’s Pizza, Inc.*	36,670	999,258
Einstein Noah Restaurant Group, Inc.	8,390	107,644
Gaylord Entertainment Co.*	20,128	389,276
International Speedway Corp., Class A	17,335	395,931
Interval Leisure Group, Inc.*	20,518	273,300
Isle of Capri Casinos, Inc.*	15,585	75,431
Jack in the Box, Inc.*	29,470	587,042
Jamba, Inc.*	55,001	70,951
Krispy Kreme Doughnuts, Inc.*	34,202	233,258
Life Time Fitness, Inc.*	24,479	902,051
Luby’s, Inc.*	4,749	19,471
Marcus Corp.	12,965	129,002
McCormick & Schmick’s Seafood Restaurants, Inc.*	11,970	82,832
Monarch Casino & Resort, Inc.*	8,689	84,978
Morgans Hotel Group Co.*	18,478	110,683
Multimedia Games Holding Co., Inc.*	16,982	68,607
O’Charleys, Inc.*	11,501	68,316
Orient-Express Hotels Ltd., Class A*	54,374	375,724
P.F. Chang’s China Bistro, Inc.	13,416	365,452
Papa John’s International, Inc.*	11,082	336,893
Peet’s Coffee & Tea, Inc.*	6,894	383,582
Pinnacle Entertainment, Inc.*	34,172	310,282
Red Lion Hotels Corp.*	15,151	101,663
Red Robin Gourmet Burgers, Inc.*	8,253	198,815
Ruby Tuesday, Inc.*	34,921	250,034
Ruth’s Hospitality Group, Inc.*	26,909	115,440
Scientific Games Corp., Class A*	34,259	243,924
Shuffle Master, Inc.*	30,944	260,239
Six Flags Entertainment Corp.	24,717	685,155
Sonic Corp.*	32,582	230,355
Speedway Motorsports, Inc.	12,861	155,361
Texas Roadhouse, Inc.	37,428	494,798
Town Sports International Holdings, Inc.*	6,116	44,402
Vail Resorts, Inc.	21,136	798,729

		15,533,018

Household Durables (0.4%)
American Greetings Corp., Class A	22,332	413,142
Beazer Homes USA, Inc.*	70,730	106,802
Blyth, Inc.	3,246	179,991
Cavco Industries, Inc.*	4,277	147,300
CSS Industries, Inc.	6,661	111,106
Ethan Allen Interiors, Inc.	12,729	173,242
Furniture Brands International, Inc.*	23,501	48,412
Helen of Troy Ltd.*	17,000	427,040
Hovnanian Enterprises, Inc., Class A*	39,245	47,879
iRobot Corp.*	12,891	324,338
KB Home	45,808	268,435
La-Z-Boy, Inc.*	27,562	204,234
Libbey, Inc.*	11,326	119,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Lifetime Brands, Inc.	7,927	$76,416
M.D.C. Holdings, Inc.	22,252	376,949
M/I Homes, Inc.*	11,430	68,694
Meritage Homes Corp.*	16,793	254,246
Ryland Group, Inc.	24,884	265,015
Sealy Corp.*	45,409	67,205
Skullcandy, Inc.*	2,656	37,529
Skyline Corp.	4,843	46,251
Standard Pacific Corp.*	54,611	134,889
Universal Electronics, Inc.*	7,473	122,482
Zagg, Inc.*	15,057	149,365

		4,170,338

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	29,444	68,310
Blue Nile, Inc.*	6,738	237,717
Geeknet, Inc.*	1,286	26,003
HSN, Inc.*	22,953	760,433
Nutrisystem, Inc.	16,217	196,388
Orbitz Worldwide, Inc.*	43,183	93,707
Overstock.com, Inc.*	13,219	122,540
PetMed Express, Inc.	11,185	100,665
Shutterfly, Inc.*	17,025	701,090
U.S. Auto Parts Network, Inc.*	14,557	73,804
Valuevision Media, Inc., Class A*	24,918	58,806

		2,439,463

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	10,623	153,927
Black Diamond, Inc.*	3,571	23,283
Brunswick Corp.	50,877	714,313
Callaway Golf Co.	32,178	166,360
Eastman Kodak Co.*	149,591	116,696
JAKKS Pacific, Inc.	13,751	260,582
Johnson Outdoors, Inc., Class A*	1,329	20,440
Leapfrog Enterprises, Inc.*	48,732	164,227
Marine Products Corp.*	11,277	38,567
Smith & Wesson Holding Corp.*	42,528	107,171
Steinway Musical Instruments, Inc.*	5,475	118,041
Sturm Ruger & Co., Inc.	9,846	255,799
Summer Infant, Inc.*	4,383	28,928

		2,168,334

Media (0.7%)
AH Belo Corp., Class A	17,309	72,698
Arbitron, Inc.	16,005	529,445
Belo Corp., Class A	51,302	250,867
Central European Media Enterprises Ltd., Class A*	21,773	170,047
Cinemark Holdings, Inc.	55,199	1,042,157
Crown Media Holdings, Inc., Class A*	45,999	65,779
Cumulus Media, Inc., Class A*	10,626	30,178
Entercom Communications Corp., Class A*	15,079	79,165
Entravision Communications Corp., Class A*	42,583	43,435
EW Scripps Co., Class A*	26,953	188,671
Fisher Communications, Inc.*	6,273	140,139
Global Sources Ltd.*	12,251	82,939
Gray Television, Inc.*	47,346	73,860
Harte-Hanks, Inc.	21,715	184,143
interCLICK, Inc.*	6,029	33,461
Journal Communications, Inc., Class A*	25,694	76,311
Knology, Inc.*	15,009	194,817
LIN TV Corp., Class A*	41,593	90,673
Lions Gate Entertainment Corp.*	30,946	213,527
Live Nation Entertainment, Inc.*	80,773	646,992
Martha Stewart Living Omnimedia, Inc., Class A*	42,832	133,636
McClatchy Co., Class A*	32,935	44,133
MDC Partners, Inc., Class A	14,745	212,623
Meredith Corp.	21,604	489,114
National CineMedia, Inc.	30,907	448,461
New York Times Co., Class A*	81,305	472,382
Nexstar Broadcasting Group, Inc., Class A*	20,407	134,890
Outdoor Channel Holdings, Inc.*	13,276	75,939
ReachLocal, Inc.*	7,974	86,677
Rentrak Corp.*	9,309	117,200
Saga Communications, Inc., Class A*	1,043	30,779
Scholastic Corp.	15,605	437,408
Sinclair Broadcast Group, Inc., Class A	27,350	196,099
Valassis Communications, Inc.*	28,400	532,216
Value Line, Inc.	4,935	56,703
Westwood One, Inc.*	7,702	27,958
World Wrestling Entertainment, Inc., Class A	8,177	72,857

		7,778,379

Multiline Retail (0.1%)
99 Cents Only Stores*	26,239	483,322
Bon-Ton Stores, Inc.	11,626	57,781
Fred’s, Inc., Class A	19,523	208,115
Gordmans Stores, Inc.*	7,604	91,020
Saks, Inc.*	72,794	636,948
Tuesday Morning Corp.*	23,026	81,052

		1,558,238

Specialty Retail (1.8%)
Aeropostale, Inc.*	47,904	517,842
America’s Car-Mart, Inc.*	6,271	181,984
ANN, Inc.*	31,580	721,287
Asbury Automotive Group, Inc.*	16,614	273,965
Ascena Retail Group, Inc.*	36,440	986,431
Barnes & Noble, Inc.	18,517	219,056
bebe stores, Inc.	35,138	236,127
Big 5 Sporting Goods Corp.	11,241	68,345
Body Central Corp.*	8,484	154,069
Brown Shoe Co., Inc.	23,924	170,339
Buckle, Inc.	15,841	609,245
Build-A-Bear Workshop, Inc.*	18,731	95,528
Cabela’s, Inc.*	25,669	525,958
Casual Male Retail Group, Inc.*	35,945	135,153
Cato Corp., Class A	14,896	336,054
Charming Shoppes, Inc.*	67,938	176,639
Children’s Place Retail Stores, Inc.*	14,875	692,134
Christopher & Banks Corp.	16,496	58,231
Citi Trends, Inc.*	7,853	92,430
Coldwater Creek, Inc.*	43,872	54,840
Collective Brands, Inc.*	34,818	451,241
Conn’s, Inc.*	16,605	119,224
Cost Plus, Inc.*	5,713	35,992
Destination Maternity Corp.	7,883	101,454
Express, Inc.	32,741	664,315
Finish Line, Inc., Class A	28,511	569,935
Francesca’s Holdings Corp.*	3,076	65,242
Genesco, Inc.*	14,263	734,972
GNC Holdings, Inc., Class A*	13,470	271,016
Group 1 Automotive, Inc.	14,121	502,002
Haverty Furniture Cos., Inc.	13,629	136,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
hhgregg, Inc.*	14,938	$145,646
Hibbett Sports, Inc.*	16,437	557,050
HOT Topic, Inc.	28,410	216,768
Jos. A. Bank Clothiers, Inc.*	15,565	725,796
Kirkland’s, Inc.*	8,247	75,625
Lithia Motors, Inc., Class A	13,199	189,802
Lumber Liquidators Holdings, Inc.*	12,604	190,320
MarineMax, Inc.*	18,065	116,881
Men’s Wearhouse, Inc.	29,859	778,723
Monro Muffler Brake, Inc.	18,035	594,614
New York & Co., Inc.*	26,054	83,112
Office Depot, Inc.*	164,922	339,739
OfficeMax, Inc.*	47,684	231,267
Pacific Sunwear of California, Inc.*	33,920	40,704
Penske Automotive Group, Inc.	24,464	391,424
PEP Boys-Manny, Moe & Jack	30,092	297,008
Pier 1 Imports, Inc.*	58,978	576,805
Rent-A-Center, Inc.	37,710	1,035,140
Rue21, Inc.*	8,271	187,669
Select Comfort Corp.*	30,570	427,063
Shoe Carnival, Inc.*	5,266	124,278
Sonic Automotive, Inc., Class A	23,001	248,181
Stage Stores, Inc.	17,358	240,755
Stein Mart, Inc.	17,560	109,750
Syms Corp.*	1,671	14,655
Systemax, Inc.*	13,632	173,399
Talbots, Inc.*	38,946	105,154
Teavana Holdings, Inc.*	1,885	38,341
Vitamin Shoppe, Inc.*	14,718	551,042
West Marine, Inc.*	9,186	70,732
Wet Seal, Inc., Class A*	48,503	217,293
Winmark Corp.	2,805	129,647
Zale Corp.*	9,817	27,978
Zumiez, Inc.*	12,048	210,961

		19,420,526

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.*	29,107	888,928
Cherokee, Inc.	6,000	77,100
Columbia Sportswear Co.	6,817	316,309
Crocs, Inc.*	49,805	1,178,884
Delta Apparel, Inc.*	1,941	30,571
G-III Apparel Group Ltd.*	9,035	206,540
Iconix Brand Group, Inc.*	42,429	670,378
Jones Group, Inc.	50,142	461,808
Kenneth Cole Productions, Inc., Class A*	6,236	66,912
K-Swiss, Inc., Class A*	17,589	74,753
Liz Claiborne, Inc.*	54,892	274,460
Maidenform Brands, Inc.*	12,923	302,528
Movado Group, Inc.	12,421	151,288
Oxford Industries, Inc.	7,660	262,738
Perry Ellis International, Inc.*	7,443	139,928
Quiksilver, Inc.*	66,484	202,776
R.G. Barry Corp.	2,132	22,599
Skechers U.S.A., Inc., Class A*	20,155	282,775
Steven Madden Ltd.*	21,910	659,491
True Religion Apparel, Inc.*	14,153	381,565
Unifi, Inc.*	4,297	35,107
Vera Bradley, Inc.*	11,827	426,363
Warnaco Group, Inc.*	25,771	1,187,785
Wolverine World Wide, Inc.	29,121	968,273

		9,269,859

Total Consumer Discretionary		74,945,323

Consumer Staples (2.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,436	322,497
Central European Distribution Corp.*	43,195	302,797
Coca-Cola Bottling Co. Consolidated	2,430	134,768
Craft Brewers Alliance, Inc.*	2,953	16,566
Heckmann Corp.*	55,564	293,934
MGP Ingredients, Inc.	3,384	17,157
National Beverage Corp.	8,152	123,584
Primo Water Corp.*	11,960	67,454

		1,278,757

Food & Staples Retailing (0.6%)
Andersons, Inc.	10,935	368,072
Arden Group, Inc., Class A	1,094	86,973
Casey’s General Stores, Inc.	21,880	955,062
Chefs’ Warehouse Holdings LLC*	2,763	32,493
Fresh Market, Inc.*	16,683	636,623
Ingles Markets, Inc., Class A	9,431	134,297
Nash Finch Co.	6,897	185,736
Pantry, Inc.*	13,254	160,771
Pricesmart, Inc.	9,871	615,161
Rite Aid Corp.*	318,961	312,582
Ruddick Corp.	29,193	1,138,235
Spartan Stores, Inc.	11,458	177,370
Susser Holdings Corp.*	9,563	190,591
United Natural Foods, Inc.*	27,794	1,029,490
Village Super Market, Inc., Class A	1,974	47,258
Weis Markets, Inc.	6,357	235,590
Winn-Dixie Stores, Inc.*	31,519	186,592

		6,492,896

Food Products (0.9%)
Alico, Inc.	1,165	22,881
B&G Foods, Inc.	27,624	460,768
Calavo Growers, Inc.	11,392	233,764
Cal-Maine Foods, Inc.	8,459	265,866
Chiquita Brands International, Inc.*	25,510	212,753
Darling International, Inc.*	69,381	873,507
Diamond Foods, Inc.	13,048	1,041,100
Dole Food Co., Inc.*	18,062	180,620
Farmer Bros Co.	6,828	37,622
Fresh Del Monte Produce, Inc.	21,443	497,478
Griffin Land & Nurseries, Inc.	5,000	128,400
Hain Celestial Group, Inc.*	22,289	680,929
Harbinger Group, Inc.*	21,584	109,431
Imperial Sugar Co.	7,218	46,484
J&J Snack Foods Corp.	7,600	365,180
Lancaster Colony Corp.	11,412	696,246
Lifeway Foods, Inc.*	2,143	22,866
Limoneira Co.	5,663	80,868
Omega Protein Corp.*	5,872	53,318
Pilgrim’s Pride Corp.*	52,394	223,722
Sanderson Farms, Inc.	12,695	603,013
Seneca Foods Corp., Class A*	6,403	126,779
Smart Balance, Inc.*	46,469	274,167
Snyders-Lance, Inc.	27,906	581,840
Tootsie Roll Industries, Inc.	13,219	318,842
TreeHouse Foods, Inc.*	20,457	1,265,061

		9,403,505

Household Products (0.1%)
Central Garden & Pet Co., Class A*	27,498	194,686
Oil-Dri Corp. of America	4,253	79,021
Spectrum Brands Holdings, Inc.*	9,632	227,508
WD-40 Co.	9,674	385,412

		886,627

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
Elizabeth Arden, Inc.*	14,400	$409,536
Female Health Co.	4,846	19,772
Inter Parfums, Inc.	8,029	124,048
Medifast, Inc.*	7,996	129,135
Nature’s Sunshine Products, Inc.*	7,903	111,274
Nu Skin Enterprises, Inc., Class A	32,461	1,315,320
Nutraceutical International Corp.*	3,027	38,685
Prestige Brands Holdings, Inc.*	26,768	242,250
Revlon, Inc., Class A*	10,062	123,964
Schiff Nutrition International, Inc.*	11,020	122,102
Synutra International, Inc.*	17,818	94,792
USANA Health Sciences, Inc.*	4,783	131,532

		2,862,410

Tobacco (0.1%)
Alliance One International, Inc.*	47,572	116,076
Star Scientific, Inc.*	59,501	137,447
Universal Corp.	12,829	460,048
Vector Group Ltd.	27,181	466,976

		1,180,547

Total Consumer Staples		22,104,742

Energy (3.3%)
Energy Equipment & Services (1.0%)
Basic Energy Services, Inc.*	12,832	181,701
Bristow Group, Inc.	21,014	891,624
C&J Energy Services, Inc.*	3,662	60,203
Cal Dive International, Inc.*	54,744	104,561
Complete Production Services, Inc.*	45,647	860,446
Dawson Geophysical Co.*	5,688	134,123
Dril-Quip, Inc.*	19,924	1,074,103
Exterran Holdings, Inc.*	37,872	368,116
Geokinetics, Inc.*	3,042	7,362
Global Geophysical Services, Inc.*	13,695	109,149
Global Industries Ltd.*	58,064	459,867
Gulf Island Fabrication, Inc.	7,628	157,747
Gulfmark Offshore, Inc., Class A*	13,609	494,551
Helix Energy Solutions Group, Inc.*	62,762	822,182
Hercules Offshore, Inc.*	66,197	193,295
Hornbeck Offshore Services, Inc.*	13,313	331,627
ION Geophysical Corp.*	74,503	352,399
Key Energy Services, Inc.*	74,529	707,280
Lufkin Industries, Inc.	18,028	959,270
Matrix Service Co.*	17,760	151,138
Mitcham Industries, Inc.*	3,750	42,000
Natural Gas Services Group, Inc.*	13,072	167,714
Newpark Resources, Inc.*	51,338	312,648
OYO Geospace Corp.*	2,347	132,113
Parker Drilling Co.*	67,356	295,693
PHI, Inc. (Non-Voting)*	8,729	167,073
Pioneer Drilling Co.*	36,546	262,400
RigNet, Inc.*	7,709	123,575
Tesco Corp.*	16,718	193,929
TETRA Technologies, Inc.#*	42,342	326,880
Union Drilling, Inc.*	14,915	70,101
Vantage Drilling Co.*	104,202	130,253
Willbros Group, Inc.*	25,177	104,988

		10,750,111

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.*	51,577	136,163
Alon USA Energy, Inc.	13,996	85,795
Amyris, Inc.*	10,457	211,650
Apco Oil and Gas International, Inc.	5,345	397,775
Approach Resources, Inc.*	11,508	195,521
ATP Oil & Gas Corp.*	25,807	198,972
Berry Petroleum Co., Class A	30,610	1,082,982
Bill Barrett Corp.*	27,198	985,656
BPZ Resources, Inc.*	55,430	153,541
Callon Petroleum Co.*	23,607	91,359
CAMAC Energy, Inc.*	111,582	66,949
Carrizo Oil & Gas, Inc.*	23,068	497,115
Cheniere Energy, Inc.*	49,091	252,819
Clayton Williams Energy, Inc.*	3,133	134,124
Clean Energy Fuels Corp.*	29,481	327,829
Cloud Peak Energy, Inc.*	36,204	613,658
Comstock Resources, Inc.*	28,283	437,255
Contango Oil & Gas Co.*	6,989	382,368
Crimson Exploration, Inc.*	5,613	12,068
Crosstex Energy, Inc.	24,297	327,524
CVR Energy, Inc.*	52,081	1,100,992
Delek U.S. Holdings, Inc.	4,307	48,540
DHT Holdings, Inc.	34,593	70,570
Endeavour International Corp.*	19,875	158,603
Energy Partners Ltd.*	15,995	177,065
Energy XXI Bermuda Ltd.*	43,403	930,994
Evolution Petroleum Corp.*	19,706	139,124
Frontline Ltd.	30,580	148,313
FX Energy, Inc.*	27,504	113,592
Gastar Exploration Ltd.*	34,858	104,574
General Maritime Corp.	123,499	32,110
GeoResources, Inc.*	10,839	192,826
Gevo, Inc.*	6,838	38,088
GMX Resources, Inc.*	37,367	84,823
Golar LNG Ltd.	22,781	723,980
Goodrich Petroleum Corp.*	15,490	183,092
Green Plains Renewable Energy, Inc.*	11,839	110,458
Gulfport Energy Corp.*	23,900	577,902
Hallador Energy Co.	7,668	65,638
Harvest Natural Resources, Inc.*	18,639	159,736
Houston American Energy Corp.	10,771	148,209
Hyperdynamics Corp.*	92,417	341,943
Isramco, Inc.*	1,262	72,931
James River Coal Co.*	20,772	132,318
KiOR, Inc., Class A*	3,318	68,815
Knightsbridge Tankers Ltd.	11,666	193,072
Kodiak Oil & Gas Corp.*	123,967	645,868
L&L Energy, Inc.*	14,304	38,621
Magnum Hunter Resources Corp.*	62,862	208,073
McMoRan Exploration Co.*	55,631	552,416
Miller Energy Resources, Inc.*	20,124	53,127
Nordic American Tankers Ltd.	26,689	376,315
Northern Oil and Gas, Inc.*	37,475	726,640
Oasis Petroleum, Inc.*	35,282	787,847
Overseas Shipholding Group, Inc.	14,567	200,151
Panhandle Oil and Gas, Inc., Class A	4,366	123,863
Patriot Coal Corp.*	54,093	457,627
Penn Virginia Corp.	24,738	137,791
Petroleum Development Corp.*	13,484	261,455
PetroQuest Energy, Inc.*	29,377	161,574
Rentech, Inc.*	147,590	115,150
Resolute Energy Corp.*	27,348	310,673
REX American Resources Corp.*	8,371	141,303
Rex Energy Corp.*	18,808	237,921
Rosetta Resources, Inc.*	30,815	1,054,489
Scorpio Tankers, Inc.*	27,448	144,925
SemGroup Corp., Class A*	24,678	492,573
Ship Finance International Ltd.	25,653	333,489
Solazyme, Inc.*	8,243	79,215
Stone Energy Corp.*	29,040	470,738
Swift Energy Co.*	24,383	593,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Syntroleum Corp.*	77,516	$66,672
Targa Resources Corp.	9,638	286,731
Teekay Tankers Ltd., Class A	24,985	114,931
Triangle Petroleum Corp.*	29,477	105,822
Uranerz Energy Corp.*	54,839	75,129
Uranium Energy Corp.*	72,156	197,707
Uranium Resources, Inc.*	28,504	19,425
Ur-Energy, Inc.*	30,715	27,644
USEC, Inc.*	65,604	105,622
VAALCO Energy, Inc.*	28,883	140,371
Venoco, Inc.*	20,261	178,499
Voyager Oil & Gas, Inc.*	14,038	29,480
W&T Offshore, Inc.	19,137	263,325
Warren Resources, Inc.*	42,205	101,292
Western Refining, Inc.*	31,389	391,107
Westmoreland Coal Co.*	8,361	64,881
World Fuel Services Corp.	42,054	1,373,063
Zion Oil & Gas, Inc.*	8,874	17,393

		24,973,851

Total Energy		35,723,962

Financials (11.8%)
Capital Markets (1.1%)
Apollo Investment Corp.	114,208	858,844
Arlington Asset Investment Corp., Class A	6,018	144,733
Artio Global Investors, Inc.	14,992	119,336
BGC Partners, Inc., Class A	38,510	232,215
BlackRock Kelso Capital Corp.	40,347	294,533
Calamos Asset Management, Inc., Class A	10,077	100,871
Capital Southwest Corp.	1,573	116,402
CIFC Corp.*	3,092	13,388
Cohen & Steers, Inc.	9,382	269,732
Cowen Group, Inc., Class A*	20,963	56,810
Diamond Hill Investment Group, Inc.	2,104	145,997
Duff & Phelps Corp., Class A	15,888	169,366
Edelman Financial Group, Inc.	20,656	133,438
Epoch Holding Corp.	8,464	114,856
Evercore Partners, Inc., Class A	10,654	242,911
FBR & Co.*	32,044	76,265
Fidus Investment Corp.	1,225	15,423
Fifth Street Finance Corp.	41,240	384,357
Financial Engines, Inc.*	22,721	411,477
FXCM, Inc., Class A	5,498	77,082
GAMCO Investors, Inc., Class A	3,584	141,174
GFI Group, Inc.	34,850	140,097
Gladstone Capital Corp.	22,042	151,208
Gladstone Investment Corp.	14,851	100,987
Gleacher & Co., Inc.*	54,575	64,944
Golub Capital BDC, Inc.	8,233	122,260
Harris & Harris Group, Inc.*	31,089	110,366
Hercules Technology Growth Capital, Inc.	25,813	219,927
HFF, Inc., Class A*	19,084	166,794
ICG Group, Inc.*	21,060	193,963
INTL FCStone, Inc.*	7,249	150,489
Investment Technology Group, Inc.*	23,664	231,671
JMP Group, Inc.	5,170	30,038
KBW, Inc.	19,962	275,276
Knight Capital Group, Inc., Class A*	56,891	691,795
Kohlberg Capital Corp.	5,424	31,730
Ladenburg Thalmann Financial Services, Inc.*	89,182	138,232
Main Street Capital Corp.	11,077	196,727
MCG Capital Corp.	45,526	180,283
Medallion Financial Corp.	4,293	39,925
Medley Capital Corp.	12,231	123,288
MF Global Holdings Ltd.*	97,406	402,287
MVC Capital, Inc.	14,316	149,889
New Mountain Finance Corp.	2,251	28,610
NGP Capital Resources Co.	17,599	115,097
Oppenheimer Holdings, Inc., Class A	8,453	135,586
PennantPark Investment Corp.	23,453	209,201
Piper Jaffray Cos., Inc.*	8,911	159,774
Prospect Capital Corp.	60,293	507,064
Pzena Investment Management, Inc., Class A	3,010	9,873
Safeguard Scientifics, Inc.*	10,565	158,475
Solar Capital Ltd.	21,430	431,386
Solar Senior Capital Ltd.	2,514	35,925
Stifel Financial Corp.*	30,640	813,798
SWS Group, Inc.	26,385	123,746
TICC Capital Corp.	15,754	128,710
Triangle Capital Corp.	12,264	186,658
Virtus Investment Partners, Inc.*	3,048	163,434
Walter Investment Management Corp.	15,004	344,042
Westwood Holdings Group, Inc.	4,463	154,197

		11,736,962

Commercial Banks (3.1%)
1st Source Corp.	8,183	170,452
1st United Bancorp, Inc.*	18,795	92,659
Alliance Financial Corp./New York	1,496	41,963
Ameris Bancorp*	16,890	147,112
Ames National Corp.	7,382	115,381
Arrow Financial Corp.	9,797	217,991
BancFirst Corp.	2,047	67,879
Banco Latinoamericano de Comercio Exterior S.A., Class E	14,663	223,317
Bancorp Rhode Island, Inc.	4,316	182,955
Bancorp, Inc./Delaware*	15,883	113,722
BancorpSouth, Inc.	49,583	435,339
Bank of Kentucky Financial Corp.	5,717	115,826
Bank of Marin Bancorp/California	4,733	156,378
Bank of the Ozarks, Inc.	16,866	353,005
Banner Corp.	10,828	138,490
Boston Private Financial Holdings, Inc.	44,388	261,001
Bridge Bancorp, Inc.	6,237	114,137
Bridge Capital Holdings*	2,596	26,116
Bryn Mawr Bank Corp.	8,532	141,375
Camden National Corp.	4,053	110,363
Cape Bancorp, Inc.*	3,061	21,641
Capital Bank Corp.*	33,934	70,583
Capital City Bank Group, Inc.	11,647	121,129
Cardinal Financial Corp.	14,942	128,800
Cascade Bancorp*	13,546	78,973
Cathay General Bancorp	45,271	515,184
Center Bancorp, Inc.	3,410	32,906
Center Financial Corp.*	26,057	122,207
Centerstate Banks, Inc.	21,191	110,829
Central Pacific Financial Corp.*	12,520	129,206
Century Bancorp, Inc./Massachusetts, Class A	910	21,130
Chemical Financial Corp.	14,714	225,271
Citizens & Northern Corp.	7,567	112,446
City Holding Co.	8,577	231,493
CNB Financial Corp./Pennsylvania	3,546	45,460
CoBiz Financial, Inc.	30,702	137,238
Columbia Banking System, Inc.	22,892	327,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Community Bank System, Inc.	20,260	$459,699
Community Trust Bancorp, Inc.	7,834	182,454
CVB Financial Corp.	50,201	386,046
Eagle Bancorp, Inc.*	10,328	121,561
Encore Bancshares, Inc.*	2,425	25,851
Enterprise Bancorp, Inc./Massachusetts	1,548	19,087
Enterprise Financial Services Corp.	12,959	176,113
F.N.B. Corp./Pennsylvania	74,281	636,588
Financial Institutions, Inc.	12,027	171,505
First Bancorp, Inc./Maine	5,183	65,254
First Bancorp/North Carolina	15,142	152,026
First Busey Corp.	54,576	237,406
First Commonwealth Financial Corp.	60,992	225,670
First Community Bancshares, Inc./Virginia	15,935	162,537
First Connecticut Bancorp, Inc./Connecticut*	4,802	54,359
First Financial Bancorp	33,167	457,705
First Financial Bankshares, Inc.	17,867	467,401
First Financial Corp./Indiana	6,023	165,693
First Interstate Bancsystem, Inc.	9,799	104,947
First Merchants Corp.	20,279	142,967
First Midwest Bancorp, Inc./Illinois	42,142	308,479
First of Long Island Corp.	6,191	140,288
FirstMerit Corp.	63,979	726,801
German American Bancorp, Inc.	9,819	158,282
Glacier Bancorp, Inc.	41,067	384,798
Great Southern Bancorp, Inc.	10,130	169,981
Hampton Roads Bankshares, Inc.*	8,952	42,074
Hancock Holding Co.	34,897	934,542
Hanmi Financial Corp.*	105,707	87,737
Heartland Financial USA, Inc.	4,279	60,676
Heritage Commerce Corp.*	5,874	22,615
Heritage Financial Corp./Washington	11,011	121,561
Home Bancshares, Inc./Arkansas	13,182	279,722
Hudson Valley Holding Corp.	7,832	136,512
IBERIABANK Corp.	16,380	770,843
Independent Bank Corp./Massachusetts	11,386	247,532
International Bancshares Corp.	30,388	399,602
Investors Bancorp, Inc.*	27,631	348,980
Lakeland Bancorp, Inc.	13,215	103,341
Lakeland Financial Corp.	8,733	180,424
MainSource Financial Group, Inc.	12,017	104,788
MB Financial, Inc.	32,538	478,959
Merchants Bancshares, Inc.	1,695	45,392
Metro Bancorp, Inc.*	11,971	103,549
Midsouth Bancorp, Inc.	8,090	86,968
Nara Bancorp, Inc.*	20,084	121,910
National Bankshares, Inc./Virginia	2,283	55,089
National Penn Bancshares, Inc.	71,942	504,313
NBT Bancorp, Inc.	20,608	383,721
Northfield Bancorp, Inc./New Jersey	9,274	122,788
Old National Bancorp/Indiana	56,492	526,505
OmniAmerican Bancorp, Inc.*	12,060	164,619
Oriental Financial Group, Inc.	27,525	266,167
Orrstown Financial Services, Inc.	6,280	80,698
Pacific Capital Bancorp N.A.*	4,593	117,213
Pacific Continental Corp.	6,115	43,355
PacWest Bancorp	17,118	238,625
Park National Corp.	7,212	381,371
Park Sterling Corp.*	8,279	28,314
Penns Woods Bancorp, Inc.	2,157	70,642
Peoples Bancorp, Inc./Ohio	3,607	39,677
Pinnacle Financial Partners, Inc.*	17,825	195,005
PrivateBancorp, Inc.	32,957	247,837
Prosperity Bancshares, Inc.	26,966	881,249
Renasant Corp.	14,345	182,612
Republic Bancorp, Inc./Kentucky, Class A	7,708	136,509
S&T Bancorp, Inc.	15,482	250,189
Sandy Spring Bancorp, Inc.	12,553	183,650
SCBT Financial Corp.	6,860	169,305
Seacoast Banking Corp. of Florida*	20,973	30,830
Sierra Bancorp	10,278	94,044
Signature Bank/New York*	25,352	1,210,051
Simmons First National Corp., Class A	10,265	222,751
Southside Bancshares, Inc.	9,006	162,198
Southwest Bancorp, Inc./Oklahoma*	13,697	57,801
State Bancorp, Inc./New York	15,495	163,782
State Bank Financial Corp.*	18,619	234,972
StellarOne Corp.	11,967	119,072
Sterling Bancorp/New York	26,688	193,755
Sterling Financial Corp./Washington*	15,812	195,753
Suffolk Bancorp	4,999	41,592
Sun Bancorp, Inc./New Jersey*	41,093	108,896
Susquehanna Bancshares, Inc.	72,639	397,335
SVB Financial Group*	25,264	934,768
SY Bancorp, Inc.	6,509	121,198
Taylor Capital Group, Inc.*	8,903	57,157
Texas Capital Bancshares, Inc.*	21,275	486,134
Tompkins Financial Corp.	4,615	165,125
Tower Bancorp, Inc.	7,179	150,328
TowneBank/Virginia	13,013	147,958
Trico Bancshares	14,220	174,479
Trustmark Corp.	38,732	702,986
UMB Financial Corp.	18,084	580,135
Umpqua Holdings Corp.	67,370	592,182
Union First Market Bankshares Corp.	11,806	126,560
United Bankshares, Inc./Virginia	24,872	499,678
United Community Banks, Inc./Georgia*	22,830	193,827
Univest Corp. of Pennsylvania	9,050	120,637
Virginia Commerce Bancorp, Inc.*	17,545	102,989
Washington Banking Co.	15,675	152,518
Washington Trust Bancorp, Inc.	7,537	149,082
Webster Financial Corp.	41,836	640,091
WesBanco, Inc.	11,878	205,608
West Bancorp, Inc.	17,085	144,881
West Coast Bancorp/Oregon*	11,192	156,688
Westamerica Bancorp	17,222	659,947
Western Alliance Bancorp*	35,917	196,825
Wilshire Bancorp, Inc.*	59,636	163,403
Wintrust Financial Corp.	19,975	515,555

		33,282,019

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	31,710	233,386
Cash America International, Inc.	17,556	898,165
Credit Acceptance Corp.*	3,979	256,088
DFC Global Corp.*	25,745	562,528
EZCORP, Inc., Class A*	27,895	796,123
First Cash Financial Services, Inc.*	18,663	782,913
First Marblehead Corp.*	18,354	18,721
Imperial Holdings, Inc.*	16,132	38,717
Nelnet, Inc., Class A	14,433	271,052
Netspend Holdings, Inc.*	17,568	90,300
Nicholas Financial, Inc.	2,781	27,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	8,899	$497,899

		4,473,062

Diversified Financial Services (0.3%)
California First National Bancorp	1,790	27,405
Compass Diversified Holdings	21,273	259,105
Encore Capital Group, Inc.*	7,967	174,079
Gain Capital Holdings, Inc.*	19,366	121,812
MarketAxess Holdings, Inc.	15,722	409,086
Marlin Business Services Corp.*	9,687	102,682
NewStar Financial, Inc.*	19,552	182,616
PHH Corp.*	30,795	495,183
PICO Holdings, Inc.*	13,253	271,819
Portfolio Recovery Associates, Inc.*	10,203	634,831
Primus Guaranty Ltd.*	24,462	128,915

		2,807,533

Insurance (1.5%)
Alterra Capital Holdings Ltd.	54,416	1,032,272
American Equity Investment Life Holding Co.	34,139	298,716
American Safety Insurance Holdings Ltd.*	3,253	59,855
AMERISAFE, Inc.*	9,502	174,932
Amtrust Financial Services, Inc.	14,304	318,407
Argo Group International Holdings Ltd.	16,403	465,353
Baldwin & Lyons, Inc., Class B	6,207	132,644
Citizens, Inc./Texas*	33,445	214,382
CNO Financial Group, Inc.*	130,945	708,413
Crawford & Co., Class B	25,208	135,115
Delphi Financial Group, Inc., Class A	27,697	596,039
Donegal Group, Inc., Class A	10,219	123,037
eHealth, Inc.*	11,128	152,009
EMC Insurance Group, Inc.	5,617	103,353
Employers Holdings, Inc.	22,301	284,561
Enstar Group Ltd.*	3,980	379,015
FBL Financial Group, Inc., Class A	6,726	179,046
First American Financial Corp.	60,908	779,622
Flagstone Reinsurance Holdings S.A.	29,129	225,750
Fortegra Financial Corp.*	1,528	8,022
FPIC Insurance Group, Inc.*	4,810	201,250
Global Indemnity plc*	8,054	137,562
Greenlight Capital Reinsurance Ltd., Class A*	16,159	335,138
Hallmark Financial Services*	10,030	73,921
Harleysville Group, Inc.	6,357	374,173
Hilltop Holdings, Inc.*	20,906	150,732
Horace Mann Educators Corp.	23,300	265,853
Independence Holding Co.	1,836	13,311
Infinity Property & Casualty Corp.	7,385	387,565
Kansas City Life Insurance Co.	4,336	133,852
Maiden Holdings Ltd.	26,030	192,362
Meadowbrook Insurance Group, Inc.	31,089	277,003
Montpelier Reinsurance Holdings Ltd.	36,908	652,533
National Financial Partners Corp.*	25,084	274,419
National Interstate Corp.	6,571	144,431
National Western Life Insurance Co., Class A	1,168	158,264
Navigators Group, Inc.*	6,962	300,758
OneBeacon Insurance Group Ltd., Class A	14,129	192,720
Phoenix Cos., Inc.*	60,338	73,612
Platinum Underwriters Holdings Ltd.	23,343	717,797
Presidential Life Corp.	16,477	135,441
Primerica, Inc.	20,099	433,334
ProAssurance Corp.	17,980	1,294,920
RLI Corp.	10,539	670,070
Safety Insurance Group, Inc.	6,765	255,920
SeaBright Holdings, Inc.	21,097	151,898
Selective Insurance Group, Inc.	30,769	401,535
State Auto Financial Corp.	13,879	182,509
Stewart Information Services Corp.	12,509	110,580
Symetra Financial Corp.	39,634	323,017
Tower Group, Inc.	22,308	509,961
United Fire & Casualty Co.	12,814	226,680
Universal Insurance Holdings, Inc.	21,467	82,648

		16,206,312

Real Estate Investment Trusts (REITs) (4.6%)
Acadia Realty Trust (REIT)	24,097	450,614
AG Mortgage Investment Trust, Inc.	1,576	29,471
Agree Realty Corp. (REIT)	9,858	214,707
Alexander’s, Inc. (REIT)	1,195	431,419
American Assets Trust, Inc. (REIT)	19,264	345,789
American Campus Communities, Inc. (REIT)	40,580	1,509,982
American Capital Mortgage Investment Corp.	2,140	35,738
Anworth Mortgage Asset Corp. (REIT)	70,538	479,658
Apollo Commercial Real Estate Finance, Inc. (REIT)	12,703	167,299
ARMOUR Residential REIT, Inc. (REIT)	37,318	253,762
Ashford Hospitality Trust, Inc. (REIT)	26,622	186,886
Associated Estates Realty Corp. (REIT)	24,033	371,550
BioMed Realty Trust, Inc. (REIT)	76,231	1,263,148
Campus Crest Communities, Inc. (REIT)	17,869	194,415
CapLease, Inc. (REIT)	34,792	125,599
Capstead Mortgage Corp. (REIT)	47,973	553,608
CBL & Associates Properties, Inc. (REIT)	85,944	976,324
Cedar Shopping Centers, Inc. (REIT)	33,602	104,502
Chatham Lodging Trust (REIT)	9,491	94,151
Chesapeake Lodging Trust (REIT)	17,065	205,975
Cogdell Spencer, Inc. (REIT)	21,890	82,525
Colonial Properties Trust (REIT)	50,050	908,908
Colony Financial, Inc. (REIT)	19,513	252,108
Coresite Realty Corp. (REIT)	12,618	181,068
Cousins Properties, Inc. (REIT)	51,838	303,252
CreXus Investment Corp. (REIT)	32,111	285,146
CubeSmart (REIT)	59,963	511,484
CYS Investments, Inc. (REIT)	49,868	602,904
DCT Industrial Trust, Inc. (REIT)	144,115	632,665
DiamondRock Hospitality Co. (REIT)	99,856	697,993
DuPont Fabros Technology, Inc. (REIT)	35,200	693,088
Dynex Capital, Inc. (REIT)	22,730	183,204
EastGroup Properties, Inc. (REIT)	15,687	598,302
Education Realty Trust, Inc. (REIT)	37,930	325,819
Entertainment Properties Trust (REIT)	27,547	1,073,782
Equity Lifestyle Properties, Inc. (REIT)	18,288	1,146,658
Equity One, Inc. (REIT)	32,267	511,755
Excel Trust, Inc. (REIT)	15,268	146,878
Extra Space Storage, Inc. (REIT)	56,491	1,052,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
FelCor Lodging Trust, Inc. (REIT)*	65,746	$153,188
First Industrial Realty Trust, Inc. (REIT)*	48,014	384,112
First Potomac Realty Trust (REIT)	28,889	360,246
Franklin Street Properties Corp. (REIT)	40,093	453,452
Getty Realty Corp. (REIT)	15,458	222,904
Gladstone Commercial Corp. (REIT)	12,427	194,855
Glimcher Realty Trust (REIT)	61,574	435,944
Government Properties Income Trust (REIT)	20,741	446,139
Hatteras Financial Corp. (REIT)	43,747	1,100,675
Healthcare Realty Trust, Inc. (REIT)	44,341	747,146
Hersha Hospitality Trust (REIT)	80,219	277,558
Highwoods Properties, Inc. (REIT)#	42,055	1,188,474
Home Properties, Inc. (REIT)	28,369	1,610,224
Hudson Pacific Properties, Inc. (REIT)	10,804	125,651
Inland Real Estate Corp. (REIT)	42,997	313,878
Invesco Mortgage Capital, Inc. (REIT)	67,888	959,257
Investors Real Estate Trust (REIT)	45,906	330,523
iStar Financial, Inc. (REIT)*	54,206	315,479
Kilroy Realty Corp. (REIT)	34,743	1,087,456
Kite Realty Group Trust (REIT)	48,718	178,308
LaSalle Hotel Properties (REIT)	50,929	977,837
Lexington Realty Trust (REIT)	65,944	431,274
LTC Properties, Inc. (REIT)	18,045	456,899
Medical Properties Trust, Inc. (REIT)	63,286	566,410
MFA Financial, Inc. (REIT)	207,465	1,456,404
Mid-America Apartment Communities, Inc. (REIT)	21,061	1,268,293
Mission West Properties, Inc. (REIT)	18,682	141,796
Monmouth Real Estate Investment Corp. (REIT), Class A	17,964	142,455
MPG Office Trust, Inc. (REIT)*	43,242	91,241
National Health Investors, Inc. (REIT)	14,451	608,821
National Retail Properties, Inc. (REIT)	52,861	1,420,375
Newcastle Investment Corp. (REIT)	58,457	237,920
NorthStar Realty Finance Corp. (REIT)	58,137	191,852
Omega Healthcare Investors, Inc. (REIT)	60,886	969,914
One Liberty Properties, Inc. (REIT)	8,878	130,152
Parkway Properties, Inc./Maryland (REIT)	11,485	126,450
Pebblebrook Hotel Trust (REIT)	29,053	454,680
Pennsylvania Real Estate Investment Trust (REIT)	31,192	241,114
PennyMac Mortgage Investment Trust (REIT)	15,731	250,123
Post Properties, Inc. (REIT)	28,616	994,120
Potlatch Corp. (REIT)	23,415	738,041
PS Business Parks, Inc. (REIT)	10,489	519,625
RAIT Financial Trust (REIT)	27,737	94,028
Ramco-Gershenson Properties Trust (REIT)	23,094	189,371
Redwood Trust, Inc. (REIT)	44,333	495,200
Resource Capital Corp. (REIT)	42,530	212,650
Retail Opportunity Investments Corp. (REIT)	23,467	260,014
RLJ Lodging Trust (REIT)	16,504	210,756
Sabra Health Care REIT, Inc. (REIT)	17,872	170,499
Saul Centers, Inc. (REIT)	4,167	140,886
Sovran Self Storage, Inc. (REIT)	16,311	606,280
STAG Industrial, Inc. (REIT)	12,977	132,365
Strategic Hotels & Resorts, Inc. (REIT)*	104,251	449,322
Summit Hotel Properties, Inc. (REIT)	17,472	123,352
Sun Communities, Inc. (REIT)	11,632	409,330
Sunstone Hotel Investors, Inc. (REIT)*	67,831	385,958
Tanger Factory Outlet Centers (REIT)	51,045	1,327,680
Terreno Realty Corp. (REIT)	3,284	42,134
Two Harbors Investment Corp. (REIT)	84,037	742,047
UMH Properties, Inc. (REIT)	12,278	111,607
Universal Health Realty Income Trust (REIT)	5,923	199,072
Urstadt Biddle Properties, Inc. (REIT), Class A	13,116	209,463
Washington Real Estate Investment Trust (REIT)	38,074	1,072,925
Whitestone REIT (REIT), Class B	2,302	25,644
Winthrop Realty Trust (REIT)	20,933	181,908

		49,278,319

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	7,774	63,591
Consolidated-Tomoka Land Co.	2,997	78,701
Forestar Group, Inc.*	21,049	229,645
Kennedy-Wilson Holdings, Inc.	14,273	151,294
Tejon Ranch Co.*	7,865	187,738

		710,969

Thrifts & Mortgage Finance (0.7%)
Abington Bancorp, Inc.	20,282	146,030
Apollo Residential Mortgage, Inc.*	3,165	51,906
Astoria Financial Corp.	48,438	372,488
Bank Mutual Corp.	24,074	62,833
BankFinancial Corp.	6,882	45,697
Beneficial Mutual Bancorp, Inc.*	29,625	220,706
Berkshire Hills Bancorp, Inc.	12,447	229,896
BofI Holding, Inc.*	7,824	105,311
Brookline Bancorp, Inc.	32,895	253,620
Charter Financial Corp.	1,600	15,008
Clifton Savings Bancorp, Inc.	10,028	91,857
Dime Community Bancshares, Inc.	16,846	170,650
Doral Financial Corp.*	121,887	132,857
ESB Financial Corp.	12,060	132,178
ESSA Bancorp, Inc.	8,605	90,439
Farmer Mac, Class C	3,093	58,860
First Defiance Financial Corp.*	2,656	35,590
First Financial Holdings, Inc.	4,639	18,602
First PacTrust Bancorp, Inc.	2,892	32,766
Flagstar Bancorp, Inc.*	131,862	64,599
Flushing Financial Corp.	16,396	177,077
Fox Chase Bancorp, Inc.	10,887	138,047
Franklin Financial Corp.*	4,163	45,960
Home Federal Bancorp, Inc./Idaho	8,329	65,133
Kearny Financial Corp.	16,112	142,430
Meridian Interstate Bancorp, Inc.*	10,521	114,784
MGIC Investment Corp.*	111,477	208,462
Northwest Bancshares, Inc.	64,904	773,007
OceanFirst Financial Corp.	12,036	140,460
Ocwen Financial Corp.*	41,352	546,260
Oritani Financial Corp.	30,448	391,561
PMI Group, Inc.*	164,473	32,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Provident Financial Services, Inc.	34,905	$375,229
Provident New York Bancorp	23,162	134,803
Radian Group, Inc.	77,752	170,277
Rockville Financial, Inc.	19,456	184,443
Roma Financial Corp.	10,300	83,945
Territorial Bancorp, Inc.	9,308	178,248
TrustCo Bank Corp./New York	55,552	247,762
United Financial Bancorp, Inc.	5,359	73,365
ViewPoint Financial Group	18,347	210,073
Walker & Dunlop, Inc.*	11,113	129,133
Westfield Financial, Inc.	16,038	105,690
WSFS Financial Corp.	3,453	109,011

		7,109,948

Total Financials		125,605,124

Health Care (6.9%)
Biotechnology (2.0%)
Achillion Pharmaceuticals, Inc.*	31,986	150,974
Acorda Therapeutics, Inc.*	22,439	447,882
Affymax, Inc.*	29,772	133,379
Alkermes plc*	55,527	847,342
Allos Therapeutics, Inc.*	43,644	80,305
Alnylam Pharmaceuticals, Inc.*	20,646	135,644
AMAG Pharmaceuticals, Inc.*	12,354	182,345
Amicus Therapeutics, Inc.*	4,425	16,992
Anacor Pharmaceuticals, Inc.*	2,962	16,883
Anthera Pharmaceuticals, Inc.*	18,980	90,535
Ardea Biosciences, Inc.*	8,220	128,396
Arena Pharmaceuticals, Inc.*	72,050	104,472
ARIAD Pharmaceuticals, Inc.*	77,243	678,966
ArQule, Inc.*	31,352	158,328
Array BioPharma, Inc.*	50,491	98,962
Astex Pharmaceuticals*	32,527	62,452
AVEO Pharmaceuticals, Inc.*	19,948	307,000
AVI BioPharma, Inc.*	79,738	89,307
BioCryst Pharmaceuticals, Inc.*	8,945	24,688
BioMimetic Therapeutics, Inc.*	14,205	46,876
BioSante Pharmaceuticals, Inc.*	74,373	169,570
Biospecifics Technologies Corp.*	2,891	46,661
Biotime, Inc.*	17,963	79,217
Cell Therapeutics, Inc.*	112,960	119,738
Celldex Therapeutics, Inc.*	23,290	53,218
Cepheid, Inc.*	36,625	1,422,149
Chelsea Therapeutics International Ltd.*	40,418	147,526
Cleveland Biolabs, Inc.*	8,758	22,245
Codexis, Inc.*	17,733	81,040
Cubist Pharmaceuticals, Inc.*	35,357	1,248,809
Curis, Inc.*	43,245	136,654
Cytori Therapeutics, Inc.*	35,359	104,309
DUSA Pharmaceuticals, Inc.*	7,382	27,313
Dyax Corp.*	63,898	80,511
Dynavax Technologies Corp.*	37,506	69,761
Emergent Biosolutions, Inc.*	13,012	200,775
Enzon Pharmaceuticals, Inc.*	24,626	173,367
Exact Sciences Corp.*	33,448	221,760
Exelixis, Inc.*	74,139	404,799
Genomic Health, Inc.*	11,556	254,001
Geron Corp.*	64,901	137,590
GTx, Inc.*	26,165	87,653
Halozyme Therapeutics, Inc.*	43,661	268,079
Horizon Pharma, Inc.*	1,006	7,032
Idenix Pharmaceuticals, Inc.*	32,436	161,856
Immunogen, Inc.*	44,555	488,323
Immunomedics, Inc.*	45,351	145,123
Incyte Corp.*	50,547	706,142
Infinity Pharmaceuticals, Inc.*	12,076	85,136
Inhibitex, Inc.*	45,312	111,467
Insmed, Inc.*	16,415	83,716
InterMune, Inc.*	29,640	598,728
Ironwood Pharmaceuticals, Inc.*	29,842	322,294
Isis Pharmaceuticals, Inc.*	58,951	399,688
Keryx Biopharmaceuticals, Inc.*	39,590	118,770
Lexicon Pharmaceuticals, Inc.*	96,720	88,973
Ligand Pharmaceuticals, Inc., Class B*	12,387	169,454
MannKind Corp.*	41,084	155,708
Maxygen, Inc.	26,787	146,525
Medivation, Inc.*	18,994	322,518
Metabolix, Inc.*	16,890	73,978
Micromet, Inc.*	51,581	247,589
Momenta Pharmaceuticals, Inc.*	24,927	286,660
Nabi Biopharmaceuticals*	34,018	57,150
Neurocrine Biosciences, Inc.*	34,362	205,485
Novavax, Inc.*	65,947	106,175
NPS Pharmaceuticals, Inc.*	51,334	334,184
Nymox Pharmaceutical Corp.*	20,288	165,956
OncoGenex Pharmaceutical, Inc.*	2,871	28,136
Oncothyreon, Inc.*	25,223	150,834
Onyx Pharmaceuticals, Inc.*	36,728	1,102,207
Opko Health, Inc.*	54,549	236,197
Orexigen Therapeutics, Inc.*	21,867	43,515
Osiris Therapeutics, Inc.*	14,949	76,539
PDL BioPharma, Inc.	76,206	422,943
Peregrine Pharmaceuticals, Inc.*	22,312	24,320
Pharmacyclics, Inc.*	25,265	298,885
PharmAthene, Inc.*	11,055	19,457
Progenics Pharmaceuticals, Inc.*	30,014	172,280
Raptor Pharmaceutical Corp.*	13,913	62,748
Rigel Pharmaceuticals, Inc.*	40,675	299,368
Sangamo BioSciences, Inc.*	27,882	121,287
Savient Pharmaceuticals, Inc.*	38,557	158,084
Sciclone Pharmaceuticals, Inc.*	26,254	100,028
Seattle Genetics, Inc.*	55,018	1,048,643
SIGA Technologies, Inc.*	20,215	66,103
Spectrum Pharmaceuticals, Inc.*	32,884	250,905
Sunesis Pharmaceuticals, Inc.*	8,447	10,390
Synta Pharmaceuticals Corp.*	30,922	100,496
Targacept, Inc.*	14,425	216,375
Theravance, Inc.*	40,935	824,431
Trius Therapeutics, Inc.*	1,777	11,195
Vanda Pharmaceuticals, Inc.*	21,073	104,311
Vical, Inc.*	53,737	133,268
Zalicus, Inc.*	24,387	23,914
ZIOPHARM Oncology, Inc.*	35,288	155,620
Zogenix, Inc.*	5,018	9,183

		21,218,765

Health Care Equipment & Supplies (1.7%)
Abaxis, Inc.*	12,434	284,863
ABIOMED, Inc.*	17,765	195,948
Accuray, Inc.*	37,145	149,323
Align Technology, Inc.*	35,079	532,148
Alimera Sciences, Inc.*	10,900	87,200
Alphatec Holdings, Inc.*	43,705	92,218
Analogic Corp.	7,320	332,401
AngioDynamics, Inc.*	12,687	166,707
Antares Pharma, Inc.*	26,344	61,118
ArthroCare Corp.*	15,038	432,643
AtriCure, Inc.*	4,133	40,255
Atrion Corp.	885	183,540
Bacterin International Holdings, Inc.*	5,858	11,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Biolase Technology, Inc.*	8,792	$26,376
Cantel Medical Corp.	6,922	146,193
Cardiovascular Systems, Inc.*	4,037	45,981
Cerus Corp.*	14,103	29,898
Conceptus, Inc.*	15,919	166,672
CONMED Corp.*	16,791	386,361
CryoLife, Inc.*	25,247	113,359
Cyberonics, Inc.*	15,838	448,215
Cynosure, Inc., Class A*	11,648	117,528
Delcath Systems, Inc.*	25,146	83,988
DexCom, Inc.*	36,975	443,700
DynaVox, Inc., Class A*	15,858	57,089
Endologix, Inc.*	25,003	251,030
Exactech, Inc.*	5,892	82,959
Greatbatch, Inc.*	12,183	243,782
Haemonetics Corp.*	15,210	889,481
Hansen Medical, Inc.*	37,720	125,230
HeartWare International, Inc.*	7,120	458,599
ICU Medical, Inc.*	6,920	254,656
Insulet Corp.*	27,441	418,750
Integra LifeSciences Holdings Corp.*	11,676	417,651
Invacare Corp.	16,019	369,078
IRIS International, Inc.*	11,636	104,375
Kensey Nash Corp.*	5,700	139,650
MAKO Surgical Corp.*	18,213	623,249
Masimo Corp.	30,507	660,477
Medical Action Industries, Inc.*	13,877	70,079
Meridian Bioscience, Inc.	23,046	362,744
Merit Medical Systems, Inc.*	21,847	287,070
Natus Medical, Inc.*	15,009	142,736
Neogen Corp.*	12,679	440,215
Neoprobe Corp.*	57,413	169,942
NuVasive, Inc.*	22,622	386,158
NxStage Medical, Inc.*	26,559	554,021
OraSure Technologies, Inc.*	28,105	223,716
Orthofix International N.V.*	10,006	345,307
Palomar Medical Technologies, Inc.*	13,715	108,074
Quidel Corp.*	20,797	340,447
Rockwell Medical Technologies, Inc.*	11,958	97,577
RTI Biologics, Inc.*	37,108	122,085
Solta Medical, Inc.*	18,128	22,660
SonoSite, Inc.*	7,606	230,766
Spectranetics Corp.*	29,974	214,014
STAAR Surgical Co.*	23,411	182,606
Stereotaxis, Inc.*	39,171	43,480
STERIS Corp.	35,367	1,035,192
SurModics, Inc.*	11,462	104,304
Symmetry Medical, Inc.*	19,823	153,034
Synergetics USA, Inc.*	6,309	34,005
Synovis Life Technologies, Inc.*	9,715	162,240
Tornier N.V.*	7,097	145,418
Unilife Corp.*	29,723	124,837
Uroplasty, Inc.*	6,164	29,895
Vascular Solutions, Inc.*	9,258	106,004
Volcano Corp.*	29,406	871,300
West Pharmaceutical Services, Inc.	19,974	741,035
Wright Medical Group, Inc.*	22,727	406,359
Young Innovations, Inc.	6,496	185,136
Zoll Medical Corp.*	12,677	478,430

		18,595,293

Health Care Providers & Services (1.6%)
Accretive Health, Inc.*	23,733	503,852
Air Methods Corp.*	6,727	428,308
Alliance HealthCare Services, Inc.*	21,125	24,082
Almost Family, Inc.*	6,184	102,840
Amedisys, Inc.*	15,902	235,668
American Dental Partners, Inc.*	13,368	129,135
AMN Healthcare Services, Inc.*	27,389	109,830
Amsurg Corp.*	18,523	416,767
Assisted Living Concepts, Inc., Class A	12,224	154,878
Bio-Reference Labs, Inc.*	12,672	233,292
BioScrip, Inc.*	26,648	169,481
Capital Senior Living Corp.*	25,068	154,670
CardioNet, Inc.*	20,845	62,535
Centene Corp.*	28,993	831,229
Chemed Corp.	12,431	683,208
Chindex International, Inc.*	9,439	83,158
Continucare Corp.*	22,794	145,426
Corvel Corp.*	3,969	168,682
Cross Country Healthcare, Inc.*	8,651	36,161
Emeritus Corp.*	18,133	255,675
Ensign Group, Inc.	9,641	222,804
ExamWorks Group, Inc.*	16,017	163,053
Five Star Quality Care, Inc.*	25,675	64,188
Gentiva Health Services, Inc.*	16,468	90,903
Hanger Orthopedic Group, Inc.*	19,894	375,798
HealthSouth Corp.*	54,976	820,792
Healthspring, Inc.*	39,458	1,438,639
Healthways, Inc.*	19,803	194,663
HMS Holdings Corp.*	48,606	1,185,500
IPC The Hospitalist Co., Inc.*	9,341	333,380
Kindred Healthcare, Inc.*	29,763	256,557
Landauer, Inc.	5,385	266,773
LHC Group, Inc.*	8,769	149,599
Magellan Health Services, Inc.*	18,682	902,341
MedQuist Holdings, Inc.*	18,567	140,367
Metropolitan Health Networks, Inc.*	29,528	134,057
Molina Healthcare, Inc.*	14,982	231,322
MWI Veterinary Supply, Inc.*	6,961	479,056
National Healthcare Corp.	5,647	182,398
National Research Corp.	2,361	78,244
Owens & Minor, Inc.#	37,871	1,078,566
PharMerica Corp.*	16,960	242,019
Providence Service Corp.*	7,795	83,017
PSS World Medical, Inc.*	31,890	627,914
RadNet, Inc.*	8,970	21,887
Select Medical Holdings Corp.*	26,117	174,200
Skilled Healthcare Group, Inc., Class A*	16,417	59,265
Sun Healthcare Group, Inc.*	14,742	39,803
Sunrise Senior Living, Inc.*	32,556	150,734
Team Health Holdings, Inc.*	15,783	259,157
Triple-S Management Corp., Class B*	11,709	196,126
U.S. Physical Therapy, Inc.	8,102	150,049
Universal American Corp.	18,369	184,792
Vanguard Health Systems, Inc.*	18,019	183,073
WellCare Health Plans, Inc.*	24,808	942,208

		17,032,121

Health Care Technology (0.4%)
athenahealth, Inc.*	19,818	1,180,162
Computer Programs & Systems, Inc.	6,165	407,815
Epocrates, Inc.*	6,484	58,421
HealthStream, Inc.*	13,985	179,427
MedAssets, Inc.*	25,675	246,737
Medidata Solutions, Inc.*	12,196	200,502
Merge Healthcare, Inc.*	40,469	246,456
Omnicell, Inc.*	17,145	236,258
Quality Systems, Inc.	11,829	1,147,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Transcend Services, Inc.*	4,909	$110,649

		4,013,840

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	41,769	204,668
Albany Molecular Research, Inc.*	17,827	50,272
BG Medicine, Inc.*	2,092	7,427
Caliper Life Sciences, Inc.*	32,543	340,725
Cambrex Corp.*	15,236	76,790
Complete Genomics, Inc.*	9,731	57,121
Enzo Biochem, Inc.*	26,780	68,825
eResearchTechnology, Inc.*	25,970	115,826
Fluidigm Corp.*	9,274	129,187
Furiex Pharmaceuticals, Inc.*	2,762	39,303
Harvard Bioscience, Inc.*	6,420	27,092
Luminex Corp.*	22,060	489,070
Medtox Scientific, Inc.	2,039	26,691
Pacific Biosciences of California, Inc.*	17,683	56,762
PAREXEL International Corp.*	33,128	627,113
Sequenom, Inc.*	58,190	296,187

		2,613,059

Pharmaceuticals (1.0%)
Acura Pharmaceuticals, Inc.*	21,155	71,927
Aegerion Pharmaceuticals, Inc.*	9,242	117,096
Akorn, Inc.*	33,413	260,956
Ampio Pharmaceuticals, Inc.*	5,823	38,723
Auxilium Pharmaceuticals, Inc.*	26,405	395,811
AVANIR Pharmaceuticals, Inc., Class A*	74,031	211,729
Cadence Pharmaceuticals, Inc.*	29,653	194,227
Columbia Laboratories, Inc.*	53,165	103,672
Corcept Therapeutics, Inc.*	33,994	105,381
Cornerstone Therapeutics, Inc.*	8,345	53,408
Depomed, Inc.*	30,500	164,700
Durect Corp.*	53,750	86,538
Endocyte, Inc.*	13,917	147,520
Hi-Tech Pharmacal Co., Inc.*	6,689	224,750
Impax Laboratories, Inc.*	38,812	695,123
ISTA Pharmaceuticals, Inc.*	22,836	78,784
Jazz Pharmaceuticals, Inc.*	13,091	543,538
KV Pharmaceutical Co., Class A*	16,019	21,626
Lannett Co., Inc.*	9,138	34,999
MAP Pharmaceuticals, Inc.*	13,011	190,221
Medicines Co.*	31,256	465,089
Medicis Pharmaceutical Corp., Class A	35,641	1,300,184
Nektar Therapeutics*	67,039	325,139
Neostem, Inc.*	13,982	9,088
Obagi Medical Products, Inc.*	9,730	88,251
Optimer Pharmaceuticals, Inc.*	25,216	348,989
Pacira Pharmaceuticals, Inc.*	1,423	14,130
Pain Therapeutics, Inc.*	18,901	89,969
Par Pharmaceutical Cos., Inc.*	20,856	555,187
Pernix Therapeutics Holdings*	1,216	10,725
Pozen, Inc.*	14,836	35,755
Questcor Pharmaceuticals, Inc.*	31,428	856,727
Sagent Pharmaceuticals, Inc.*	5,718	115,732
Salix Pharmaceuticals Ltd.*	34,702	1,027,179
Santarus, Inc.*	53,085	148,107
Sucampo Pharmaceuticals, Inc., Class A*	30,261	112,874
Transcept Pharmaceuticals, Inc.*	1,466	9,705
ViroPharma, Inc.*	42,528	768,481
Vivus, Inc.*	48,508	391,460
XenoPort, Inc.*	27,438	161,884

		10,575,384

Total Health Care		74,048,462

Industrials (8.1%)
Aerospace & Defense (1.0%)
AAR Corp.	22,682	378,109
Aerovironment, Inc.*	9,300	261,795
American Science & Engineering, Inc.	4,830	294,872
Astronics Corp.*	2,861	80,823
Astronics Corp., Class B*	286	7,879
Ceradyne, Inc.*	14,695	395,149
Cubic Corp.	8,836	345,223
Curtiss-Wright Corp.	27,606	795,881
DigitalGlobe, Inc.*	20,921	406,495
Ducommun, Inc.	6,158	92,247
Esterline Technologies Corp.*	17,966	931,357
GenCorp, Inc.*	35,593	159,813
GeoEye, Inc.*	12,485	353,950
HEICO Corp.	24,763	1,219,330
Hexcel Corp.*	58,091	1,287,297
KEYW Holding Corp.*	13,138	93,411
Kratos Defense & Security Solutions, Inc.*	22,749	152,873
LMI Aerospace, Inc.*	6,817	116,298
Moog, Inc., Class A*	26,501	864,463
National Presto Industries, Inc.	2,657	230,920
Orbital Sciences Corp.*	33,928	434,278
Taser International, Inc.*	34,000	146,540
Teledyne Technologies, Inc.*	21,298	1,040,620
Triumph Group, Inc.	22,410	1,092,263

		11,181,886

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	30,575	132,390
Atlas Air Worldwide Holdings, Inc.*	15,557	517,892
Forward Air Corp.	15,988	406,895
Hub Group, Inc., Class A*	21,214	599,720
Pacer International, Inc.*	18,649	69,934
Park-Ohio Holdings Corp.*	7,326	87,985

		1,814,816

Airlines (0.3%)
Alaska Air Group, Inc.*	21,390	1,204,043
Allegiant Travel Co.*	7,908	372,704
Hawaiian Holdings, Inc.*	43,532	183,270
JetBlue Airways Corp.*	143,325	587,632
Republic Airways Holdings, Inc.*	30,176	85,398
SkyWest, Inc.	30,177	347,337
Spirit Airlines, Inc.*	13,376	167,200
U.S. Airways Group, Inc.*	92,693	509,812

		3,457,396

Building Products (0.4%)
A.O. Smith Corp.	22,555	722,437
AAON, Inc.	9,726	153,185
Ameresco, Inc., Class A*	12,517	127,173
American Woodmark Corp.	7,273	88,076
Ameron International Corp.	5,148	437,271
Apogee Enterprises, Inc.	13,907	119,461
Builders FirstSource, Inc.*	59,812	75,961
Gibraltar Industries, Inc.*	16,475	133,777
Griffon Corp.*	25,387	207,666
Insteel Industries, Inc.	10,482	105,554
NCI Building Systems, Inc.*	11,098	83,901
Quanex Building Products Corp.	20,519	224,683
Simpson Manufacturing Co., Inc.	23,665	589,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Trex Co., Inc.*	10,215	$163,746
Universal Forest Products, Inc.	10,150	244,107
USG Corp.*	42,398	285,339

		3,762,305

Commercial Services & Supplies (1.4%)
A.T. Cross Co., Class A*	2,592	29,238
ABM Industries, Inc.	29,660	565,320
ACCO Brands Corp.*	28,736	137,071
American Reprographics Co.*	33,100	111,216
APAC Customer Services, Inc.*	19,617	167,137
Brink’s Co.	28,152	656,223
Casella Waste Systems, Inc., Class A*	27,336	143,787
Cenveo, Inc.*	28,136	84,689
Clean Harbors, Inc.*	27,813	1,426,807
CompX International, Inc.	5,100	64,770
Consolidated Graphics, Inc.*	4,530	165,481
Courier Corp.	8,112	53,053
Deluxe Corp.	29,134	541,892
EnergySolutions, Inc.*	46,858	165,409
EnerNOC, Inc.*	11,990	107,910
Ennis, Inc.	13,096	171,034
Fuel Tech, Inc.*	12,711	73,978
G&K Services, Inc., Class A	11,132	284,311
GEO Group, Inc.*	36,630	679,853
Healthcare Services Group, Inc.	36,599	590,708
Heritage-Crystal Clean, Inc.*	1,351	24,534
Herman Miller, Inc.	34,006	607,347
Higher One Holdings, Inc.*	18,071	294,015
HNI Corp.	25,434	486,552
InnerWorkings, Inc.*	19,353	151,728
Interface, Inc., Class A	30,076	356,701
Intersections, Inc.	2,713	34,862
Kimball International, Inc., Class B	18,904	91,873
Knoll, Inc.	28,280	387,436
M&F Worldwide Corp.*	9,777	240,710
McGrath RentCorp	13,998	333,012
Metalico, Inc.*	23,886	93,155
Mine Safety Appliances Co.	15,406	415,346
Mobile Mini, Inc.*	23,768	390,746
Multi-Color Corp.	9,785	221,043
Quad/Graphics, Inc.	14,909	269,406
Rollins, Inc.	36,601	684,805
Schawk, Inc.	7,998	78,940
Standard Parking Corp.*	10,541	164,861
Steelcase, Inc., Class A	45,263	285,610
Swisher Hygiene, Inc.*	50,381	204,043
Sykes Enterprises, Inc.*	24,391	364,645
Team, Inc.*	11,076	232,375
Tetra Tech, Inc.#*	36,950	692,443
TMS International Corp., Class A*	11,341	82,562
TRC Cos., Inc.*	5,205	15,667
U.S. Ecology, Inc.	14,824	229,327
UniFirst Corp.	7,944	359,784
United Stationers, Inc.	27,700	754,825
Viad Corp.	10,250	174,045
WCA Waste Corp.*	4,378	18,563

		14,960,848

Construction & Engineering (0.4%)
Argan, Inc.*	10,947	111,440
Comfort Systems USA, Inc.	19,377	161,217
Dycom Industries, Inc.*	21,446	328,124
EMCOR Group, Inc.*	38,169	775,976
Furmanite Corp.*	27,474	148,634
Granite Construction, Inc.	22,974	431,222
Great Lakes Dredge & Dock Corp.	31,332	127,521
Insituform Technologies, Inc., Class A*	21,758	251,958
Layne Christensen Co.*	11,339	261,931
MasTec, Inc.*	33,647	592,524
Michael Baker Corp.*	7,634	146,038
MYR Group, Inc.*	11,168	197,003
Northwest Pipe Co.*	6,179	125,372
Orion Marine Group, Inc.*	24,210	139,692
Pike Electric Corp.*	12,417	84,063
Primoris Services Corp.	18,923	197,935
Sterling Construction Co., Inc.*	11,560	129,125
Tutor Perini Corp.	16,852	193,629
UniTek Global Services, Inc.*	2,901	14,389

		4,417,793

Electrical Equipment (0.7%)
A123 Systems, Inc.*	45,443	156,324
Active Power, Inc.*	23,903	30,835
Acuity Brands, Inc.	25,895	933,256
American Superconductor Corp.*	26,362	103,603
AZZ, Inc.	7,165	277,787
Belden, Inc.	26,970	695,556
Brady Corp., Class A	28,133	743,555
Broadwind Energy, Inc.*	132,101	42,286
Capstone Turbine Corp.*	147,918	147,918
Coleman Cable, Inc.*	10,080	85,277
Encore Wire Corp.	10,149	208,866
Ener1, Inc.*	71,814	9,838
EnerSys*	29,410	588,788
Franklin Electric Co., Inc.	12,960	470,189
FuelCell Energy, Inc.*	100,992	84,823
Generac Holdings, Inc.*	14,758	277,598
Global Power Equipment Group, Inc.*	9,274	215,806
II-VI, Inc.*	29,298	512,715
LSI Industries, Inc.	19,625	122,264
Powell Industries, Inc.*	7,183	222,457
PowerSecure International, Inc.*	12,074	57,110
Preformed Line Products Co.	2,347	107,493
SatCon Technology Corp.*	44,818	42,577
Thermon Group Holdings, Inc.*	11,921	164,748
Valence Technology, Inc.*	21,651	22,517
Vicor Corp.	12,545	109,769
Woodward, Inc.	35,127	962,480

		7,396,435

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	10,089	486,290
Seaboard Corp.	232	418,062
Standex International Corp.	7,256	225,879
Tredegar Corp.	13,797	204,609

		1,334,840

Machinery (1.6%)
3D Systems Corp.*	24,957	349,149
Accuride Corp.*	25,767	131,927
Actuant Corp., Class A	40,731	804,437
Alamo Group, Inc.	5,492	114,179
Albany International Corp., Class A	16,441	300,048
Altra Holdings, Inc.*	14,350	166,030
American Railcar Industries, Inc.*	8,030	123,501
Ampco-Pittsburgh Corp.	6,438	131,657
Astec Industries, Inc.*	11,022	322,724
Badger Meter, Inc.	8,514	246,310
Barnes Group, Inc.	30,334	583,930
Blount International, Inc.*	26,876	359,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Briggs & Stratton Corp.	27,624	$373,200
Cascade Corp.	5,036	168,152
Chart Industries, Inc.*	16,873	711,534
CIRCOR International, Inc.	10,024	294,405
CLARCOR, Inc.	28,922	1,196,792
Colfax Corp.*	14,043	284,511
Columbus McKinnon Corp.*	9,673	106,016
Commercial Vehicle Group, Inc.*	15,102	99,220
Douglas Dynamics, Inc.	12,021	153,628
Dynamic Materials Corp.	8,914	140,396
Energy Recovery, Inc.*	24,514	73,787
EnPro Industries, Inc.*	12,090	358,831
ESCO Technologies, Inc.	14,935	380,843
Federal Signal Corp.	36,588	161,719
Flow International Corp.*	43,149	95,359
Force Protection, Inc.*	35,765	137,695
FreightCar America, Inc.*	6,631	95,553
Gorman-Rupp Co.	12,089	298,478
Graham Corp.	9,478	157,714
Greenbrier Cos., Inc.*	11,582	134,930
Hurco Cos., Inc.*	1,882	38,205
John Bean Technologies Corp.	14,349	204,617
Kadant, Inc.*	6,829	121,283
Kaydon Corp.	18,978	544,289
L.B. Foster Co., Class A	5,687	126,422
Lindsay Corp.	7,223	388,597
Lydall, Inc.*	14,923	132,815
Meritor, Inc.*	54,965	388,053
Met-Pro Corp.	10,331	88,640
Middleby Corp.*	11,151	785,700
Miller Industries, Inc.	8,352	144,907
Mueller Industries, Inc.	22,460	866,731
Mueller Water Products, Inc., Class A	86,294	214,009
NACCO Industries, Inc., Class A	2,971	188,361
NN, Inc.*	5,081	25,659
Omega Flex, Inc.*	3,960	52,668
PMFG, Inc.*	8,457	133,367
RBC Bearings, Inc.*	12,929	439,457
Robbins & Myers, Inc.	23,408	812,492
Sauer-Danfoss, Inc.*	6,576	190,046
Sun Hydraulics Corp.	11,952	243,582
Tecumseh Products Co., Class A*	19,621	143,037
Tennant Co.	10,568	373,790
Titan International, Inc.	24,376	365,640
Trimas Corp.*	14,041	208,509
Twin Disc, Inc.	5,794	154,526
Wabash National Corp.*	35,769	170,618
Watts Water Technologies, Inc., Class A	17,360	462,644
Xerium Technologies, Inc.*	9,486	99,319

		17,163,701

Marine (0.1%)
Baltic Trading Ltd.	11,457	53,275
Eagle Bulk Shipping, Inc.*	31,160	48,921
Excel Maritime Carriers Ltd.*	60,383	125,597
Genco Shipping & Trading Ltd.*	33,116	258,636
International Shipholding Corp.	4,750	87,827
Ultrapetrol Bahamas Ltd.*	18,432	41,841

		616,097

Professional Services (0.8%)
Acacia Research Corp. - Acacia Technologies*	24,726	889,889
Advisory Board Co.*	9,102	587,352
Barrett Business Services, Inc.	6,013	83,821
CBIZ, Inc.*	23,535	155,096
CDI Corp.	14,218	151,848
Corporate Executive Board Co.	19,413	578,507
CoStar Group, Inc.*	15,032	781,213
CRA International, Inc.*	7,980	159,680
Dolan Co.*	15,148	136,180
Exponent, Inc.*	8,281	342,254
Franklin Covey Co.*	14,241	108,232
FTI Consulting, Inc.*	24,911	916,974
GP Strategies Corp.*	10,626	106,154
Heidrick & Struggles International, Inc.	8,802	144,793
Hill International, Inc.*	23,344	109,250
Hudson Highland Group, Inc.*	24,505	83,807
Huron Consulting Group, Inc.*	12,730	396,285
ICF International, Inc.*	10,285	193,461
Insperity, Inc.	12,629	280,995
Kelly Services, Inc., Class A	12,997	148,166
Kforce, Inc.*	17,575	172,411
Korn/Ferry International*	27,169	331,190
Mistras Group, Inc.*	8,616	151,297
Navigant Consulting, Inc.*	26,833	248,742
Odyssey Marine Exploration, Inc.*	22,413	55,136
On Assignment, Inc.*	22,333	157,894
Pendrell Corp.*	81,298	182,920
Resources Connection, Inc.	26,750	261,615
RPX Corp.*	6,987	144,701
School Specialty, Inc.*	15,043	107,257
TrueBlue, Inc.*	24,144	273,551
VSE Corp.	3,762	97,360

		8,538,031

Road & Rail (0.6%)
Amerco, Inc.*	5,019	313,437
Arkansas Best Corp.	14,544	234,886
Avis Budget Group, Inc.*	60,454	584,590
Celadon Group, Inc.	11,961	106,214
Covenant Transportation Group, Inc., Class A*	2,057	7,508
Dollar Thrifty Automotive Group, Inc.*	16,497	928,781
Genesee & Wyoming, Inc., Class A*	23,354	1,086,428
Heartland Express, Inc.	27,452	372,249
Knight Transportation, Inc.	34,263	456,040
Marten Transport Ltd.	8,707	150,109
Old Dominion Freight Line, Inc.*	28,154	815,621
Patriot Transportation Holding, Inc.*	4,677	94,522
Quality Distribution, Inc.*	4,478	40,168
RailAmerica, Inc.*	11,149	145,271
Roadrunner Transportation Systems, Inc.*	8,215	112,710
Saia, Inc.*	9,208	96,868
Swift Transportation Co.*	47,048	302,989
Universal Truckload Services, Inc.	9,038	117,494
Werner Enterprises, Inc.	24,100	502,003
Zipcar, Inc.*	7,553	135,954

		6,603,842

Trading Companies & Distributors (0.5%)
Aceto Corp.	18,612	98,458
Aircastle Ltd.	30,300	288,456
Applied Industrial Technologies, Inc.	24,771	672,780
Beacon Roofing Supply, Inc.*	27,286	436,303
CAI International, Inc.*	8,008	93,854
DXP Enterprises, Inc.*	7,202	135,614
Essex Rental Corp.*	4,418	10,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
H&E Equipment Services, Inc.*	19,197	$158,375
Houston Wire & Cable Co.	10,298	118,324
Interline Brands, Inc.*	18,841	242,484
Kaman Corp.	14,739	410,481
Lawson Products, Inc.	4,173	56,419
RSC Holdings, Inc.*	40,212	286,712
Rush Enterprises, Inc., Class A*	17,258	244,373
SeaCube Container Leasing Ltd.	9,833	119,274
TAL International Group, Inc.	10,993	274,165
Textainer Group Holdings Ltd.	6,463	131,070
Titan Machinery, Inc.*	8,783	157,216
United Rentals, Inc.*	35,899	604,539
Watsco, Inc.	16,703	853,523

		5,393,288

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	6,451	70,510

Total Industrials		86,711,788

Information Technology (9.2%)
Communications Equipment (1.2%)
ADTRAN, Inc.	37,048	980,290
Anaren, Inc.*	4,486	85,907
Arris Group, Inc.*	73,026	752,168
Aruba Networks, Inc.*	50,031	1,046,148
Aviat Networks, Inc.*	36,778	86,428
Bel Fuse, Inc., Class B	8,278	129,054
BigBand Networks, Inc.*	33,018	42,263
Black Box Corp.	10,408	222,211
Blue Coat Systems, Inc.*	23,999	333,106
Calix, Inc.*	22,332	174,190
Communications Systems, Inc.	1,831	23,803
Comtech Telecommunications Corp.	15,350	431,182
DG FastChannel, Inc.*	14,622	247,843
Dialogic, Inc.*	4,097	7,580
Digi International, Inc.*	19,566	215,226
Emcore Corp.*	72,585	71,859
Emulex Corp.*	46,997	300,781
Extreme Networks, Inc.*	76,766	203,430
Finisar Corp.*	52,055	913,045
Globecomm Systems, Inc.*	12,642	170,793
Harmonic, Inc.*	66,312	282,489
Infinera Corp.*	61,988	478,547
InterDigital, Inc.	26,923	1,254,073
Ixia*	22,874	175,444
KVH Industries, Inc.*	8,343	65,993
Loral Space & Communications, Inc.*	5,828	291,983
Meru Networks, Inc.*	8,531	69,528
NETGEAR, Inc.*	21,452	555,392
Numerex Corp., Class A*	2,520	14,011
Oclaro, Inc.*	28,055	102,120
Oplink Communications, Inc.*	9,935	150,416
Opnext, Inc.*	49,915	62,394
ORBCOMM, Inc.*	9,626	24,546
Plantronics, Inc.	28,717	816,999
Powerwave Technologies, Inc.*	87,002	149,644
Procera Networks, Inc.*	4,469	42,902
ShoreTel, Inc.*	26,435	131,646
Sonus Networks, Inc.*	112,259	243,602
Sycamore Networks, Inc.	11,446	206,600
Symmetricom, Inc.*	40,489	175,722
Tekelec*	38,009	229,574
ViaSat, Inc.*	21,567	718,397
Westell Technologies, Inc., Class A*	45,031	97,267

		12,776,596

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	17,093	132,300
Cray, Inc.*	22,930	121,758
Dot Hill Systems Corp.*	16,494	24,906
Electronics for Imaging, Inc.*	27,420	369,348
Imation Corp.*	17,828	130,323
Immersion Corp.*	22,142	132,409
Intermec, Inc.*	33,731	219,926
Intevac, Inc.*	17,774	124,240
Novatel Wireless, Inc.*	16,999	51,337
OCZ Technology Group, Inc.*	30,614	148,478
Quantum Corp.*	126,527	229,014
Rimage Corp.	7,562	95,659
Silicon Graphics International Corp.*	17,971	214,214
STEC, Inc.*	22,780	230,989
Stratasys, Inc.*	11,565	214,415
Super Micro Computer, Inc.*	13,338	167,125
Synaptics, Inc.*	18,202	435,028
Xyratex Ltd.	17,205	159,491

		3,200,960

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	12,143	110,501
Agilysys, Inc.*	19,623	139,912
Anixter International, Inc.	17,248	818,245
Benchmark Electronics, Inc.*	34,973	454,999
Brightpoint, Inc.*	38,421	353,857
Checkpoint Systems, Inc.*	21,731	295,107
Cognex Corp.	24,203	656,143
Coherent, Inc.*	14,197	609,903
CTS Corp.	18,574	151,007
Daktronics, Inc.	20,098	172,441
DDi Corp.	4,553	32,964
DTS, Inc.*	9,841	244,352
Echelon Corp.*	22,667	158,896
Electro Rent Corp.	10,369	143,196
Electro Scientific Industries, Inc.*	14,579	173,344
eMagin Corp.*	5,201	13,679
Fabrinet*	11,064	206,897
FARO Technologies, Inc.*	9,442	297,895
FEI Co.*	21,675	649,383
GSI Group, Inc.*	16,707	128,310
Identive Group, Inc.*	11,651	23,185
Insight Enterprises, Inc.*	26,698	404,208
Kemet Corp.*	26,204	187,359
LeCroy Corp.*	4,921	38,876
Littelfuse, Inc.	13,151	528,802
Maxwell Technologies, Inc.*	15,435	284,158
Measurement Specialties, Inc.*	7,663	198,931
Mercury Computer Systems, Inc.*	17,083	196,454
Methode Electronics, Inc.	18,824	139,862
Microvision, Inc.*	64,224	43,679
MTS Systems Corp.	8,517	260,961
Multi-Fineline Electronix, Inc.*	6,438	128,374
NeoPhotonics Corp.*	14,709	101,198
Newport Corp.*	19,290	208,525
OSI Systems, Inc.*	11,328	379,715
Park Electrochemical Corp.	11,675	249,495
PC Connection, Inc.*	14,802	118,120
Plexus Corp.*	21,275	481,240
Power-One, Inc.*	38,776	174,492
Pulse Electronics Corp.	31,208	89,255
RadiSys Corp.*	13,187	80,704
Richardson Electronics Ltd.	12,915	175,773
Rofin-Sinar Technologies, Inc.*	17,223	330,682
Rogers Corp.*	9,188	359,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sanmina-SCI Corp.*	44,349	$296,251
Scansource, Inc.*	15,698	464,033
SYNNEX Corp.*	13,954	365,595
TTM Technologies, Inc.*	37,310	354,818
Universal Display Corp.*	21,545	1,032,867
Viasystems Group, Inc.*	5,180	91,116
Vishay Precision Group, Inc.*	9,453	124,591
X-Rite, Inc.*	28,514	106,357
Zygo Corp.*	10,255	118,548

		13,948,781

Internet Software & Services (1.0%)
Active Network, Inc.*	9,414	138,856
Ancestry.com, Inc.*	18,794	441,659
Bankrate, Inc.*	13,582	206,582
Carbonite, Inc.*	1,901	22,888
comScore, Inc.*	18,924	319,248
Constant Contact, Inc.*	16,189	279,908
Cornerstone OnDemand, Inc.*	9,172	115,017
DealerTrack Holdings, Inc.*	24,529	384,369
Demand Media, Inc.*	10,057	80,456
Dice Holdings, Inc.*	28,724	224,622
Digital River, Inc.*	23,152	479,941
EarthLink, Inc.	65,753	429,367
Envestnet, Inc.*	13,811	138,110
FriendFinder Networks, Inc.*	1,642	3,021
InfoSpace, Inc.*	21,942	183,435
Internap Network Services Corp.*	25,211	124,038
IntraLinks Holdings, Inc.*	18,969	142,457
j2 Global Communications, Inc.	26,618	716,024
Keynote Systems, Inc.	10,423	220,238
KIT Digital, Inc.*	18,735	157,374
Limelight Networks, Inc.*	35,423	83,598
Liquidity Services, Inc.*	11,209	359,473
LivePerson, Inc.*	28,229	280,878
LogMeIn, Inc.*	12,099	401,808
LoopNet, Inc.*	10,145	173,784
Marchex, Inc., Class B	20,541	174,598
ModusLink Global Solutions, Inc.	24,104	84,123
Move, Inc.*	84,439	122,436
NIC, Inc.	34,559	395,701
OpenTable, Inc.*	13,965	642,530
Openwave Systems, Inc.*	64,050	99,918
Perficient, Inc.*	21,324	156,092
Quepasa Corp.*	2,090	7,190
QuinStreet, Inc.*	8,359	86,516
RealNetworks, Inc.	10,853	91,491
Responsys, Inc.*	2,811	30,303
RightNow Technologies, Inc.*	13,475	445,349
Saba Software, Inc.*	18,719	107,821
SciQuest, Inc.*	9,865	147,383
SPS Commerce, Inc.*	9,007	146,724
Stamps.com, Inc.	9,360	191,318
support.com, Inc.*	27,013	53,486
TechTarget, Inc.*	17,472	99,765
Travelzoo, Inc.*	3,710	81,583
United Online, Inc.	47,588	248,885
ValueClick, Inc.*	45,872	713,768
Vocus, Inc.*	9,926	166,360
Web.com Group, Inc.*	18,059	126,052
XO Group, Inc.*	19,875	162,379
Zillow, Inc.*	1,123	30,714
Zix Corp.*	43,924	117,277

		10,836,913

IT Services (1.1%)
Acxiom Corp.*	48,160	512,422
CACI International, Inc., Class A*	17,677	882,789
Cardtronics, Inc.*	25,600	586,752
Cass Information Systems, Inc.	4,463	138,576
CIBER, Inc.*	36,322	110,056
Computer Task Group, Inc.*	12,623	140,999
Convergys Corp.*	62,402	585,331
CSG Systems International, Inc.*	19,479	246,215
Dynamics Research Corp.*	2,431	21,685
Echo Global Logistics, Inc.*	8,125	108,063
Euronet Worldwide, Inc.*	28,367	446,497
ExlService Holdings, Inc.*	8,173	179,806
Forrester Research, Inc.	8,410	273,409
Global Cash Access Holdings, Inc.*	36,550	93,568
Hackett Group, Inc.*	23,946	89,319
Heartland Payment Systems, Inc.	21,919	432,243
iGATE Corp.	18,389	212,209
Jack Henry & Associates, Inc.	50,089	1,451,579
Lionbridge Technologies, Inc.*	35,184	86,553
ManTech International Corp., Class A	13,793	432,824
MAXIMUS, Inc.	19,952	696,325
MoneyGram International, Inc.*	64,656	150,648
NCI, Inc., Class A*	5,170	61,678
Ness Technologies, Inc.*	23,814	182,415
PRGX Global, Inc.*	5,625	26,550
Sapient Corp.	63,259	641,446
ServiceSource International, Inc.*	8,833	116,684
Stream Global Services, Inc.*	46,114	94,995
Syntel, Inc.	8,355	360,852
TeleTech Holdings, Inc.*	14,967	228,097
TNS, Inc.*	15,093	283,748
Unisys Corp.*	24,492	384,279
Virtusa Corp.*	8,975	118,470
Wright Express Corp.*	23,088	878,268

		11,255,350

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Analogic Technologies, Inc.*	37,132	160,782
Advanced Energy Industries, Inc.*	22,332	192,502
Alpha & Omega Semiconductor Ltd.*	9,164	75,236
Amkor Technology, Inc.*	59,707	260,323
Amtech Systems, Inc.*	2,912	23,296
ANADIGICS, Inc.*	21,280	45,965
Applied Micro Circuits Corp.*	36,216	194,480
ATMI, Inc.*	16,203	256,331
Axcelis Technologies, Inc.*	69,537	83,444
AXT, Inc.*	23,429	118,082
Brooks Automation, Inc.	37,574	306,228
Cabot Microelectronics Corp.*	14,062	483,592
Cavium, Inc.*	27,792	750,662
CEVA, Inc.*	12,764	310,293
Cirrus Logic, Inc.*	39,010	575,007
Cohu, Inc.	13,553	133,904
CSR plc (ADR)*	4,334	56,252
Cymer, Inc.*	17,565	653,067
Diodes, Inc.*	21,017	376,625
DSP Group, Inc.*	7,446	43,931
Entegris, Inc.*	79,632	508,052
Entropic Communications, Inc.*	50,936	210,366
Exar Corp.*	27,871	159,143
FormFactor, Inc.*	25,735	160,329
FSI International, Inc.*	31,249	59,061
GSI Technology, Inc.*	17,337	85,298
GT Advanced Technologies, Inc.*	74,641	523,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hittite Microwave Corp.*	18,575	$904,603
Inphi Corp.*	10,641	93,322
Integrated Device Technology, Inc.*	85,749	441,607
Integrated Silicon Solution, Inc.*	16,436	128,365
IXYS Corp.*	14,219	154,703
Kopin Corp.*	42,746	146,619
Kulicke & Soffa Industries, Inc.*	41,785	311,716
Lattice Semiconductor Corp.*	63,693	334,388
LTX-Credence Corp.*	27,350	144,681
MaxLinear, Inc., Class A*	16,160	104,394
Micrel, Inc.	29,166	276,202
Microsemi Corp.*	49,428	789,859
Mindspeed Technologies, Inc.*	19,035	98,982
MIPS Technologies, Inc.*	27,144	131,377
MKS Instruments, Inc.	31,105	675,290
Monolithic Power Systems, Inc.*	17,851	181,723
MoSys, Inc.*	28,639	104,819
Nanometrics, Inc.*	13,213	191,588
Netlogic Microsystems, Inc.*	40,507	1,948,792
NVE Corp.*	2,976	180,524
OmniVision Technologies, Inc.*	34,327	481,951
PDF Solutions, Inc.*	23,384	95,407
Pericom Semiconductor Corp.*	16,249	120,405
Photronics, Inc.*	31,592	157,328
PLX Technology, Inc.*	24,918	75,003
Power Integrations, Inc.	17,067	522,421
Rambus, Inc.*	58,338	816,732
RF Micro Devices, Inc.*	156,165	990,086
Rubicon Technology, Inc.*	9,692	105,934
Rudolph Technologies, Inc.*	15,952	106,719
Semtech Corp.*	37,140	783,654
Sigma Designs, Inc.*	9,966	78,133
Silicon Image, Inc.*	45,067	264,543
Spansion, Inc., Class A*	29,783	363,948
Standard Microsystems Corp.*	13,128	254,683
Supertex, Inc.*	8,446	146,116
Tessera Technologies, Inc.*	27,492	328,254
TriQuint Semiconductor, Inc.*	95,764	480,735
Ultra Clean Holdings, Inc.*	16,045	68,833
Ultratech, Inc.*	14,130	242,330
Veeco Instruments, Inc.*	23,276	567,934
Volterra Semiconductor Corp.*	14,098	271,105

		21,472,039

Software (2.3%)
Accelrys, Inc.*	41,195	249,642
ACI Worldwide, Inc.*	19,066	525,078
Actuate Corp.*	26,951	148,770
Advent Software, Inc.*	17,827	371,693
American Software, Inc., Class A	20,614	149,451
Aspen Technology, Inc.*	50,185	766,325
Blackbaud, Inc.	26,057	580,289
Blackboard, Inc.*	19,875	887,617
Bottomline Technologies, Inc.*	19,359	389,890
BroadSoft, Inc.*	13,318	404,201
Callidus Software, Inc.*	8,991	41,449
CommVault Systems, Inc.*	25,979	962,782
Concur Technologies, Inc.*	26,487	985,846
Convio, Inc.*	13,988	117,639
Deltek, Inc.*	14,915	89,639
DemandTec, Inc.*	18,021	117,857
Digimarc Corp.*	5,540	140,605
Ebix, Inc.*	16,330	240,051
Ellie Mae, Inc.*	2,177	12,104
EPIQ Systems, Inc.	17,791	222,921
ePlus, Inc.*	4,202	103,663
Fair Isaac Corp.	23,727	517,960
FalconStor Software, Inc.*	33,980	99,222
Glu Mobile, Inc.*	37,253	78,604
Guidance Software, Inc.*	3,844	24,948
Interactive Intelligence Group*	7,889	214,186
JDA Software Group, Inc.*	25,125	588,930
Kenexa Corp.*	15,726	245,955
Magma Design Automation, Inc.*	43,703	198,849
Manhattan Associates, Inc.*	12,508	413,765
Mentor Graphics Corp.*	59,063	568,186
MicroStrategy, Inc., Class A*	4,766	543,658
Monotype Imaging Holdings, Inc.*	21,196	257,107
Motricity, Inc.*	18,839	31,838
NetScout Systems, Inc.*	22,144	252,884
NetSuite, Inc.*	16,150	436,211
Opnet Technologies, Inc.	8,369	292,162
Parametric Technology Corp.*	70,155	1,078,984
Pegasystems, Inc.	9,868	302,059
Progress Software Corp.*	37,957	666,145
PROS Holdings, Inc.*	13,321	171,708
QAD, Inc., Class A*	1,759	18,804
QAD, Inc., Class B*	144	1,462
QLIK Technologies, Inc.*	41,786	905,085
Quest Software, Inc.*	35,335	561,120
RealD, Inc.*	23,826	222,773
RealPage, Inc.*	18,032	368,754
Renaissance Learning, Inc.	10,749	180,368
Rosetta Stone, Inc.*	13,379	122,418
S1 Corp.*	31,574	289,534
SeaChange International, Inc.*	16,345	125,857
Smith Micro Software, Inc.*	16,943	25,753
SolarWinds, Inc.*	33,815	744,606
Sourcefire, Inc.*	15,560	416,386
SRS Labs, Inc.*	8,924	63,896
SS&C Technologies Holdings, Inc.*	14,829	211,906
SuccessFactors, Inc.*	48,153	1,107,037
Synchronoss Technologies, Inc.*	14,281	355,740
Take-Two Interactive Software, Inc.*	42,759	543,894
Taleo Corp., Class A*	23,591	606,761
Tangoe, Inc.*	2,676	30,266
TeleCommunication Systems, Inc., Class A*	36,097	124,535
TeleNav, Inc.*	13,819	122,575
THQ, Inc.*	58,165	100,625
TiVo, Inc.*	70,820	661,459
Tyler Technologies, Inc.*	18,401	465,177
Ultimate Software Group, Inc.*	14,863	694,399
VASCO Data Security International, Inc.*	18,333	93,682
Verint Systems, Inc.*	12,592	331,044
VirnetX Holding Corp.*	24,604	368,814
Wave Systems Corp., Class A*	47,375	110,857
Websense, Inc.*	22,870	395,651

		24,862,111

Total Information Technology		98,352,750

Materials (2.4%)
Chemicals (1.1%)
A. Schulman, Inc.	18,512	314,519
American Vanguard Corp.	14,223	158,729
Arch Chemicals, Inc.	13,508	633,795
Balchem Corp.	16,978	633,449
Calgon Carbon Corp.*	34,625	504,486
Chase Corp.	1,583	17,017
Chemtura Corp.*	57,010	571,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ferro Corp.*	49,634	$305,249
Flotek Industries, Inc.*	29,731	138,844
FutureFuel Corp.	14,178	147,451
Georgia Gulf Corp.*	18,780	259,727
H.B. Fuller Co.	29,351	534,775
Hawkins, Inc.	5,190	165,250
Innophos Holdings, Inc.	12,014	478,998
Innospec, Inc.*	14,088	341,070
KMG Chemicals, Inc.	7,049	86,844
Koppers Holdings, Inc.	11,213	287,165
Kraton Performance Polymers, Inc.*	18,962	306,805
Landec Corp.*	15,375	81,795
LSB Industries, Inc.*	10,330	296,161
Minerals Technologies, Inc.	10,739	529,111
NewMarket Corp.	5,593	849,409
NL Industries, Inc.	10,886	136,402
Olin Corp.	46,373	835,178
OM Group, Inc.*	17,201	446,710
Omnova Solutions, Inc.*	25,027	89,597
PolyOne Corp.	53,430	572,235
Quaker Chemical Corp.	7,648	198,236
Senomyx, Inc.*	29,811	104,637
Sensient Technologies Corp.	29,123	947,954
Spartech Corp.*	9,832	31,462
Stepan Co.	4,445	298,615
STR Holdings, Inc.*	16,140	130,895
TPC Group, Inc.*	6,961	139,777
Zep, Inc.	11,196	168,164
Zoltek Cos., Inc.*	15,748	101,260

		11,843,581

Construction Materials (0.1%)
Eagle Materials, Inc.	26,358	438,861
Headwaters, Inc.*	70,307	101,242
Texas Industries, Inc.	13,530	429,442
United States Lime & Minerals, Inc.*	3,407	135,939

		1,105,484

Containers & Packaging (0.1%)
AEP Industries, Inc.*	4,897	108,714
Boise, Inc.	58,167	300,723
Graphic Packaging Holding Co.*	94,591	326,339
Myers Industries, Inc.	16,661	169,109

		904,885

Metals & Mining (0.8%)
A.M. Castle & Co.*	10,178	111,347
AMCOL International Corp.	14,842	356,060
Century Aluminum Co.*	31,599	282,495
Coeur d’Alene Mines Corp.*	51,862	1,111,921
General Moly, Inc.*	39,031	113,190
Globe Specialty Metals, Inc.	37,142	539,302
Gold Resource Corp.	16,775	279,304
Golden Minerals Co.*	14,000	104,160
Golden Star Resources Ltd.*	144,056	267,944
Handy & Harman Ltd.*	1,654	16,689
Haynes International, Inc.	7,326	318,315
Hecla Mining Co.*	162,722	872,190
Horsehead Holding Corp.*	29,523	219,061
Jaguar Mining, Inc.*	47,190	221,793
Kaiser Aluminum Corp.	9,883	437,619
Materion Corp.*	11,955	271,139
Metals USA Holdings Corp.*	8,463	75,744
Midway Gold Corp.*	72,947	146,623
Noranda Aluminum Holding Corp.*	13,357	111,531
Olympic Steel, Inc.	5,899	99,929
Paramount Gold and Silver Corp.*	69,238	163,402
Revett Minerals, Inc.*	6,974	26,920
RTI International Metals, Inc.*	18,029	420,436
Stillwater Mining Co.*	61,043	518,865
SunCoke Energy, Inc.*	3,450	37,950
Thompson Creek Metals Co., Inc.*	90,502	549,347
U.S. Energy Corp./Wyoming*	22,044	50,922
U.S. Gold Corp.*	59,342	237,961
Universal Stainless & Alloy Products, Inc.*	5,309	134,955
Vista Gold Corp.*	52,649	175,848
Worthington Industries, Inc.	32,093	448,339

		8,721,301

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	22,903	552,191
Clearwater Paper Corp.*	12,586	427,672
Deltic Timber Corp.	7,083	422,714
KapStone Paper and Packaging Corp.*	20,457	284,148
Louisiana-Pacific Corp.*	75,536	385,234
Neenah Paper, Inc.	8,158	115,680
P.H. Glatfelter Co.	27,551	363,949
Schweitzer-Mauduit International, Inc.	10,075	562,890
Verso Paper Corp.*	27,551	46,010
Wausau Paper Corp.	28,715	183,489

		3,343,977

Total Materials		25,919,228

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	44,269	180,175
AboveNet, Inc.	13,567	727,191
Alaska Communications Systems Group, Inc.	23,912	156,863
Atlantic Tele-Network, Inc.	5,360	176,237
Boingo Wireless, Inc.*	14,416	103,074
Cbeyond, Inc.*	13,795	97,393
Cincinnati Bell, Inc.*	128,125	395,906
Cogent Communications Group, Inc.*	31,464	423,191
Consolidated Communications Holdings, Inc.	13,861	250,191
Fairpoint Communications, Inc.*	16,790	72,197
General Communication, Inc., Class A*	24,288	199,162
Global Crossing Ltd.*	17,764	424,737
Globalstar, Inc.*	168,848	69,059
HickoryTech Corp.	3,640	35,017
IDT Corp., Class B	11,406	232,682
inContact, Inc.*	9,031	31,157
Iridium Communications, Inc.*	21,761	134,918
Neutral Tandem, Inc.*	19,394	187,734
PAETEC Holding Corp.*	69,048	365,264
Premiere Global Services, Inc.*	38,730	248,647
SureWest Communications	4,086	42,780
Towerstream Corp.*	13,072	33,464
Vonage Holdings Corp.*	72,126	187,527

		4,774,566

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	36,282	250,346
NTELOS Holdings Corp.	19,031	337,420
Shenandoah Telecommunications Co.	12,314	137,178
USA Mobility, Inc.	13,948	184,113

		909,057

Total Telecommunication Services		5,683,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.2%)
Electric Utilities (0.9%)
Allete, Inc.	18,193	$666,410
Central Vermont Public Service Corp.	8,843	311,362
Cleco Corp.	34,926	1,192,374
El Paso Electric Co.	25,606	821,697
Empire District Electric Co.	22,846	442,755
IDACORP, Inc.	28,494	1,076,503
MGE Energy, Inc.	13,000	528,710
Otter Tail Corp.	20,167	369,056
PNM Resources, Inc.	53,887	885,363
Portland General Electric Co.	43,981	1,041,910
UIL Holdings Corp.	29,349	966,463
UniSource Energy Corp.	21,360	770,882
Unitil Corp.	3,343	85,848

		9,159,333

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	5,093	204,280
Laclede Group, Inc.	12,712	492,590
New Jersey Resources Corp.	24,779	1,054,842
Nicor, Inc.	26,648	1,465,907
Northwest Natural Gas Co.	15,201	670,364
Piedmont Natural Gas Co., Inc.#	44,858	1,295,948
South Jersey Industries, Inc.	17,771	884,107
Southwest Gas Corp.	26,758	967,837
WGL Holdings, Inc.	29,357	1,146,978

		8,182,853

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	40,688	577,363
Dynegy, Inc.*	57,055	235,066
Ormat Technologies, Inc.	10,488	168,647

		981,076

Multi-Utilities (0.2%)
Avista Corp.	36,269	865,016
Black Hills Corp.	22,657	694,210
CH Energy Group, Inc.	8,962	467,548
NorthWestern Corp.	20,926	668,376

		2,695,150

Water Utilities (0.2%)
American States Water Co.	10,763	365,189
Artesian Resources Corp., Class A	6,556	114,796
Cadiz, Inc.*	19,197	151,848
California Water Service Group	22,828	404,284
Connecticut Water Service, Inc.	6,512	162,930
Consolidated Water Co., Ltd.	21,149	166,654
Middlesex Water Co.	9,778	166,911
Pennichuck Corp.	4,832	135,199
SJW Corp.	6,957	151,454
York Water Co.	10,235	165,602

		1,984,867

Total Utilities		23,003,279

Total Common Stocks (53.5%) (Cost $599,379,529)		572,098,281

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $112,679)	9,558	104,373

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$4,800	$3,260

Total Financials		3,260

Total Corporate Bonds		3,260

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		3,260

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*†	3,800	3,610

Total Health Care		3,610

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49*†	21,501	215

Total Information Technology		215

Total Rights (0.0%) (Cost $—)		3,825

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 12/31/49* (Cost $—)	6,286	—

Total Investments (53.5%) (Cost $599,497,008)		572,209,739
Other Assets Less Liabilities (46.5%)		497,347,207

Net Assets (100%)		$1,069,556,946

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $329,021

†	Securities (totaling $3,825 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$571,354,611	$567,712,888	$1,139,067,499	$—	$426,829	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,590	December-11	$111,674,799	$101,998,500	$(9,676,299)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$74,945,323	$—	$—	$74,945,323
Consumer Staples	22,104,742	—	—	22,104,742
Energy	35,723,962	—	—	35,723,962
Financials	125,605,124	—	—	125,605,124
Health Care	74,048,462	—	—	74,048,462
Industrials	86,703,909	7,879	—	86,711,788
Information Technology	98,352,750	—	—	98,352,750
Materials	25,919,228	—	—	25,919,228
Telecommunication Services	5,683,623	—	—	5,683,623
Utilities	23,003,279	—	—	23,003,279
Corporate Bonds
Financials	—	3,260	—	3,260
Investment Companies
Investment Companies	104,373	—	—	104,373
Rights
Health Care	—	—	3,610	3,610
Information Technology	—	—	215	215
Warrants
Energy	—	—	—	—

Total Assets	$572,194,775	$11,139	$3,825	$572,209,739

Liabilities:
Futures	$(9,676,299)	$—	$—	$(9,676,299)

Total Liabilities	$(9,676,299)	$—	$—	$(9,676,299)

Total	$562,518,476	$11,139	$3,825	$562,533,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials	Investments in Rights- Health Care
Balance as of 12/31/10	$17,620	$10,717	$—
Total gains or losses (realized/unrealized) included in earnings	(6,209)	—	3,610
Purchases	—	—	—
Sales	(11,411)	(7,456)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(3,261)	—

Balance as of 9/30/11	$—	$—	$3,610

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$—	$3,610

Investments in Rights-Information Technology
Balance as of 12/31/10	$—
Total gains or losses (realized/unrealized) included in earnings	215
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/11	$215

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$215

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$175,735,024
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$114,801,022

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,982,759
Aggregate gross unrealized depreciation	(96,930,694)

Net unrealized depreciation	$(31,947,935)

Federal income tax cost of investments	$604,157,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.6%)
Auto Components (0.0%)
Goodyear Tire & Rubber Co.*	40	$404
Johnson Controls, Inc.	115	3,032

		3,436

Automobiles (0.1%)
Ford Motor Co.*	640	6,189
Harley-Davidson, Inc.	40	1,373

		7,562

Distributors (0.0%)
Genuine Parts Co.	25	1,270

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	20	792
DeVry, Inc.	10	370
H&R Block, Inc.	50	665

		1,827

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	75	2,273
Chipotle Mexican Grill, Inc.*	5	1,515
Darden Restaurants, Inc.	25	1,069
International Game Technology	50	726
Marriott International, Inc., Class A	50	1,362
McDonald’s Corp.	175	15,369
Starbucks Corp.	125	4,661
Starwood Hotels & Resorts Worldwide, Inc.	30	1,165
Wyndham Worldwide Corp.	30	855
Wynn Resorts Ltd.	15	1,726
Yum! Brands, Inc.	80	3,951

		34,672

Household Durables (0.0%)
D.R. Horton, Inc.	45	407
Harman International Industries, Inc.	10	286
Leggett & Platt, Inc.	25	495
Lennar Corp., Class A	25	338
Newell Rubbermaid, Inc.	30	356
Pulte Group, Inc.*	55	217
Whirlpool Corp.	15	749

		2,848

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	60	12,974
Expedia, Inc.	35	901
Netflix, Inc.*	8	905
priceline.com, Inc.*	9	4,045

		18,825

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	25	815
Mattel, Inc.	60	1,554

		2,369

Media (0.5%)
Cablevision Systems Corp. - New York Group, Class A	40	629
CBS Corp., Class B	115	2,344
Comcast Corp., Class A	470	9,823
DIRECTV, Class A*	135	5,704
Discovery Communications, Inc., Class A*	45	1,693
Gannett Co., Inc.	40	381
Interpublic Group of Cos., Inc.	65	468
McGraw-Hill Cos., Inc.	50	2,050
News Corp., Class A	385	5,956
Omnicom Group, Inc.	50	1,842
Scripps Networks Interactive, Inc., Class A	15	558
Time Warner Cable, Inc.	60	3,760
Time Warner, Inc.	185	5,544
Viacom, Inc., Class B	100	3,874
Walt Disney Co.	320	9,651
Washington Post Co., Class B	1	327

		54,604

Multiline Retail (0.1%)
Big Lots, Inc.*	15	523
Family Dollar Stores, Inc.	20	1,017
J.C. Penney Co., Inc.	40	1,071
Kohl’s Corp.	50	2,455
Macy’s, Inc.	70	1,842
Nordstrom, Inc.	30	1,370
Sears Holdings Corp.*	5	288
Target Corp.	120	5,885

		14,451

Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	15	923
AutoNation, Inc.*	10	328
AutoZone, Inc.*	5	1,596
Bed Bath & Beyond, Inc.*	45	2,579
Best Buy Co., Inc.	55	1,282
CarMax, Inc.*	40	954
GameStop Corp., Class A*	25	578
Gap, Inc.	55	893
Home Depot, Inc.	275	9,039
Limited Brands, Inc.	45	1,733
Lowe’s Cos., Inc.	215	4,158
O’Reilly Automotive, Inc.*	25	1,666
Ross Stores, Inc.	20	1,574
Staples, Inc.	120	1,596
Tiffany & Co.	20	1,216
TJX Cos., Inc.	65	3,606
Urban Outfitters, Inc.*	20	446

		34,167

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	50	2,591
NIKE, Inc., Class B	65	5,558
Ralph Lauren Corp.	10	1,297
VF Corp.	15	1,823

		11,269

Total Consumer Discretionary		187,300

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	15	1,052
Coca-Cola Co.	385	26,011
Coca-Cola Enterprises, Inc.	55	1,369
Constellation Brands, Inc., Class A*	30	540
Dr. Pepper Snapple Group, Inc.	40	1,551
Fortune Brands, Inc.	25	1,352
Molson Coors Brewing Co., Class B	25	990
PepsiCo, Inc.	270	16,713

		49,578

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	75	6,159
CVS Caremark Corp.	230	7,723
Kroger Co.	105	2,306
Safeway, Inc.	60	998
SUPERVALU, Inc.	35	233
Sysco Corp.	100	2,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreen Co.	155	$5,098
Wal-Mart Stores, Inc.	301	15,622
Whole Foods Market, Inc.	25	1,633

		42,362

Food Products (0.3%)
Archer-Daniels-Midland Co.	105	2,605
Campbell Soup Co.	30	971
ConAgra Foods, Inc.	75	1,816
Dean Foods Co.*	30	266
General Mills, Inc.	105	4,039
H.J. Heinz Co.	55	2,776
Hershey Co.	25	1,481
Hormel Foods Corp.	25	676
J.M. Smucker Co.	20	1,458
Kellogg Co.	40	2,128
Kraft Foods, Inc., Class A	295	9,906
McCormick & Co., Inc. (Non-Voting)	20	923
Mead Johnson Nutrition Co.	35	2,409
Sara Lee Corp.	85	1,390
Tyson Foods, Inc., Class A	50	868

		33,712

Household Products (0.4%)
Clorox Co.	25	1,658
Colgate-Palmolive Co.	85	7,538
Kimberly-Clark Corp.	70	4,971
Procter & Gamble Co.	470	29,694

		43,861

Personal Products (0.0%)
Avon Products, Inc.	70	1,372
Estee Lauder Cos., Inc., Class A	20	1,757

		3,129

Tobacco (0.3%)
Altria Group, Inc.	355	9,518
Lorillard, Inc.	25	2,767
Philip Morris International, Inc.	305	19,026
Reynolds American, Inc.	55	2,061

		33,372

Total Consumer Staples		206,014

Energy (1.8%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	75	3,462
Cameron International Corp.*	40	1,662
Diamond Offshore Drilling, Inc.	10	547
FMC Technologies, Inc.*	40	1,504
Halliburton Co.	155	4,731
Helmerich & Payne, Inc.	20	812
Nabors Industries Ltd.*	50	613
National Oilwell Varco, Inc.	70	3,585
Noble Corp.*	45	1,321
Rowan Cos., Inc.*	20	604
Schlumberger Ltd.	230	13,738

		32,579

Oil, Gas & Consumable Fuels (1.5%)
Alpha Natural Resources, Inc.*	38	672
Anadarko Petroleum Corp.	85	5,359
Apache Corp.	65	5,216
Cabot Oil & Gas Corp.	20	1,238
Chesapeake Energy Corp.	110	2,810
Chevron Corp.	340	31,457
ConocoPhillips	240	15,197
Consol Energy, Inc.	40	1,357
Denbury Resources, Inc.*	70	805
Devon Energy Corp.	70	3,881
El Paso Corp.	120	2,098
EOG Resources, Inc.	45	3,195
EQT Corp.	25	1,334
Exxon Mobil Corp.	831	60,356
Hess Corp.	50	2,623
Marathon Oil Corp.	120	2,590
Marathon Petroleum Corp.	60	1,624
Murphy Oil Corp.	35	1,546
Newfield Exploration Co.*	25	992
Noble Energy, Inc.	30	2,124
Occidental Petroleum Corp.	135	9,652
Peabody Energy Corp.	45	1,525
Pioneer Natural Resources Co.	20	1,315
QEP Resources, Inc.	30	812
Range Resources Corp.	25	1,461
Southwestern Energy Co.*	60	2,000
Spectra Energy Corp.	110	2,698
Sunoco, Inc.	20	620
Tesoro Corp.*	25	487
Valero Energy Corp.	95	1,689
Williams Cos., Inc.	100	2,434

		171,167

Total Energy		203,746

Financials (2.1%)
Capital Markets (0.3%)
Ameriprise Financial, Inc.	40	1,574
Bank of New York Mellon Corp.	210	3,904
BlackRock, Inc.	16	2,368
Charles Schwab Corp.	170	1,916
E*TRADE Financial Corp.*	35	319
Federated Investors, Inc., Class B	15	263
Franklin Resources, Inc.	25	2,391
Goldman Sachs Group, Inc.	90	8,509
Invesco Ltd.	80	1,241
Janus Capital Group, Inc.	30	180
Legg Mason, Inc.	25	643
Morgan Stanley	260	3,510
Northern Trust Corp.	40	1,399
State Street Corp.	85	2,734
T. Rowe Price Group, Inc.	45	2,150

		33,101

Commercial Banks (0.4%)
BB&T Corp.	115	2,453
Comerica, Inc.	30	689
Fifth Third Bancorp	155	1,566
First Horizon National Corp.	25	149
Huntington Bancshares, Inc./Ohio	145	696
KeyCorp	160	949
M&T Bank Corp.	20	1,398
PNC Financial Services Group, Inc.	90	4,337
Regions Financial Corp.	210	699
SunTrust Banks, Inc.	90	1,615
U.S. Bancorp	325	7,650
Wells Fargo & Co.	890	21,467
Zions Bancorp	30	422

		44,090

Consumer Finance (0.1%)
American Express Co.	175	7,858
Capital One Financial Corp.	75	2,972
Discover Financial Services	90	2,065
SLM Corp.	90	1,120

		14,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.5%)
Bank of America Corp.	1,705	$10,435
Citigroup, Inc.	490	12,554
CME Group, Inc.	12	2,957
IntercontinentalExchange, Inc.*	13	1,537
JPMorgan Chase & Co.	670	20,180
Leucadia National Corp.	35	794
Moody’s Corp.	35	1,066
NASDAQ OMX Group, Inc.*	25	578
NYSE Euronext	45	1,046

		51,147

Insurance (0.5%)
ACE Ltd.	55	3,333
Aflac, Inc.	80	2,796
Allstate Corp.	90	2,132
American International Group, Inc.*	74	1,624
Aon Corp.	55	2,309
Assurant, Inc.	15	537
Berkshire Hathaway, Inc., Class B*	290	20,601
Chubb Corp.	50	2,999
Cincinnati Financial Corp.	25	658
Genworth Financial, Inc., Class A*	65	373
Hartford Financial Services Group, Inc.	75	1,210
Lincoln National Corp.	55	860
Loews Corp.	55	1,900
Marsh & McLennan Cos., Inc.	90	2,389
MetLife, Inc.	180	5,042
Principal Financial Group, Inc.	55	1,247
Progressive Corp.	110	1,954
Prudential Financial, Inc.	80	3,749
Torchmark Corp.	22	767
Travelers Cos., Inc.	75	3,655
Unum Group	50	1,048
XL Group plc	50	940

		62,123

Real Estate Investment Trusts (REITs) (0.3%)
Apartment Investment & Management Co. (REIT), Class A	20	442
AvalonBay Communities, Inc. (REIT)	15	1,711
Boston Properties, Inc. (REIT)	25	2,227
Equity Residential (REIT)	50	2,593
HCP, Inc. (REIT)	70	2,454
Health Care REIT, Inc. (REIT)	30	1,404
Host Hotels & Resorts, Inc. (REIT)	115	1,258
Kimco Realty Corp. (REIT)	70	1,052
Plum Creek Timber Co., Inc. (REIT)	25	868
ProLogis, Inc. (REIT)	72	1,746
Public Storage (REIT)	25	2,784
Simon Property Group, Inc. (REIT)	50	5,499
Ventas, Inc. (REIT)	49	2,421
Vornado Realty Trust (REIT)	30	2,239
Weyerhaeuser Co. (REIT)	90	1,400

		30,098

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	50	673

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	70	396
People’s United Financial, Inc.	60	684

		1,080

Total Financials		236,327

Health Care (1.9%)
Biotechnology (0.2%)
Amgen, Inc.	155	8,517
Biogen Idec, Inc.*	40	3,726
Celgene Corp.*	80	4,954
Cephalon, Inc.*	15	1,210
Gilead Sciences, Inc.*	135	5,238

		23,645

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	100	5,614
Becton, Dickinson and Co.	35	2,566
Boston Scientific Corp.*	255	1,507
C.R. Bard, Inc.	15	1,313
CareFusion Corp.*	40	958
Covidien plc	85	3,749
DENTSPLY International, Inc.	25	767
Edwards Lifesciences Corp.*	19	1,355
Intuitive Surgical, Inc.*	7	2,550
Medtronic, Inc.	180	5,983
St. Jude Medical, Inc.	55	1,991
Stryker Corp.	55	2,592
Varian Medical Systems, Inc.*	20	1,043
Zimmer Holdings, Inc.*	30	1,605

		33,593

Health Care Providers & Services (0.3%)
Aetna, Inc.	65	2,363
AmerisourceBergen Corp.	45	1,677
Cardinal Health, Inc.	60	2,513
CIGNA Corp.	45	1,887
Coventry Health Care, Inc.*	25	720
DaVita, Inc.*	15	940
Express Scripts, Inc.*	90	3,336
Humana, Inc.	30	2,182
Laboratory Corp. of America Holdings*	15	1,186
McKesson Corp.	45	3,272
Medco Health Solutions, Inc.*	70	3,282
Patterson Cos., Inc.	15	430
Quest Diagnostics, Inc.	25	1,234
Tenet Healthcare Corp.*	80	330
UnitedHealth Group, Inc.	185	8,532
WellPoint, Inc.	65	4,243

		38,127

Health Care Technology (0.0%)
Cerner Corp.*	20	1,371

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	60	1,875
Life Technologies Corp.*	30	1,153
PerkinElmer, Inc.	20	384
Thermo Fisher Scientific, Inc.*	65	3,292
Waters Corp.*	15	1,132

		7,836

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.	260	13,296
Allergan, Inc.	50	4,119
Bristol-Myers Squibb Co.	285	8,943
Eli Lilly and Co.	170	6,285
Forest Laboratories, Inc.*	50	1,540
Hospira, Inc.*	30	1,110
Johnson & Johnson	460	29,307
Merck & Co., Inc.	520	17,009
Mylan, Inc.*	75	1,275
Pfizer, Inc.	1,330	23,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	20	$1,365

		107,763

Total Health Care		212,335

Industrials (1.6%)
Aerospace & Defense (0.4%)
Boeing Co.	125	7,564
General Dynamics Corp.	65	3,698
Goodrich Corp.	20	2,414
Honeywell International, Inc.	130	5,708
ITT Corp.	30	1,260
L-3 Communications Holdings, Inc.	20	1,239
Lockheed Martin Corp.	50	3,632
Northrop Grumman Corp.	50	2,608
Precision Castparts Corp.	25	3,886
Raytheon Co.	60	2,452
Rockwell Collins, Inc.	25	1,319
Textron, Inc.	45	794
United Technologies Corp.	155	10,906

		47,480

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	30	2,054
Expeditors International of Washington, Inc.	35	1,419
FedEx Corp.	55	3,723
United Parcel Service, Inc., Class B	165	10,420

		17,616

Airlines (0.0%)
Southwest Airlines Co.	125	1,005

Building Products (0.0%)
Masco Corp.	60	427

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	20	501
Cintas Corp.	20	563
Iron Mountain, Inc.	35	1,107
Pitney Bowes, Inc.	35	658
R.R. Donnelley & Sons Co.	35	494
Republic Services, Inc.	50	1,403
Stericycle, Inc.*	15	1,211
Waste Management, Inc.	80	2,605

		8,542

Construction & Engineering (0.0%)
Fluor Corp.	30	1,396
Jacobs Engineering Group, Inc.*	20	646
Quanta Services, Inc.*	35	658

		2,700

Electrical Equipment (0.1%)
Emerson Electric Co.	125	5,164
Rockwell Automation, Inc.	25	1,400
Roper Industries, Inc.	15	1,033

		7,597

Industrial Conglomerates (0.4%)
3M Co.	120	8,615
Danaher Corp.	90	3,775
General Electric Co.	1,790	27,279
Tyco International Ltd.	80	3,260

		42,929

Machinery (0.3%)
Caterpillar, Inc.	110	8,122
Cummins, Inc.	35	2,858
Deere & Co.	70	4,520
Dover Corp.	30	1,398
Eaton Corp.	55	1,953
Flowserve Corp.	10	740
Illinois Tool Works, Inc.	85	3,536
Ingersoll-Rand plc	55	1,545
Joy Global, Inc.	20	1,248
PACCAR, Inc.	60	2,029
Pall Corp.	20	848
Parker Hannifin Corp.	25	1,578
Snap-on, Inc.	10	444
Stanley Black & Decker, Inc.	30	1,473

		32,292

Professional Services (0.0%)
Dun & Bradstreet Corp.	10	613
Equifax, Inc.	20	615
Robert Half International, Inc.	25	530

		1,758

Road & Rail (0.1%)
CSX Corp.	180	3,361
Norfolk Southern Corp.	60	3,661
Ryder System, Inc.	10	375
Union Pacific Corp.	85	6,942

		14,339

Trading Companies & Distributors (0.0%)
Fastenal Co.	50	1,664
W.W. Grainger, Inc.	10	1,495

		3,159

Total Industrials		179,844

Information Technology (3.0%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	930	14,406
F5 Networks, Inc.*	15	1,066
Harris Corp.	20	683
JDS Uniphase Corp.*	20	199
Juniper Networks, Inc.*	90	1,553
Motorola Mobility Holdings, Inc.*	50	1,889
Motorola Solutions, Inc.	55	2,305
QUALCOMM, Inc.	295	14,346
Tellabs, Inc.	60	257

		36,704

Computers & Peripherals (0.7%)
Apple, Inc.*	156	59,464
Dell, Inc.*	265	3,750
EMC Corp.*	350	7,347
Hewlett-Packard Co.	345	7,745
Lexmark International, Inc., Class A*	15	405
NetApp, Inc.*	60	2,036
SanDisk Corp.*	40	1,614
Western Digital Corp.*	40	1,029

		83,390

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	30	1,223
Corning, Inc.	265	3,276
FLIR Systems, Inc.	25	626
Jabil Circuit, Inc.	35	623
Molex, Inc.	25	509

		6,257

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	30	596
eBay, Inc.*	195	5,751
Google, Inc., Class A*	43	22,118
Monster Worldwide, Inc.*	20	144
VeriSign, Inc.	30	858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	220	$2,895

		32,362

IT Services (0.6%)
Accenture plc, Class A	120	6,322
Automatic Data Processing, Inc.	85	4,008
Cognizant Technology Solutions Corp., Class A*	50	3,135
Computer Sciences Corp.	25	671
Fidelity National Information Services, Inc.	45	1,095
Fiserv, Inc.*	25	1,269
International Business Machines Corp.	205	35,881
Mastercard, Inc., Class A	18	5,709
Paychex, Inc.	55	1,450
SAIC, Inc.*	30	354
Teradata Corp.*	30	1,606
Total System Services, Inc.	25	423
Visa, Inc., Class A	80	6,858
Western Union Co.	110	1,682

		70,463

Office Electronics (0.0%)
Xerox Corp.	235	1,638

Semiconductors & Semiconductor Equipment (0.4%)
Advanced Micro Devices, Inc.*	95	483
Altera Corp.	55	1,734
Analog Devices, Inc.	50	1,563
Applied Materials, Inc.	205	2,122
Broadcom Corp., Class A*	80	2,663
First Solar, Inc.*	10	632
Intel Corp.	885	18,877
KLA-Tencor Corp.	30	1,148
Linear Technology Corp.	40	1,106
LSI Corp.*	85	440
MEMC Electronic Materials, Inc.*	20	105
Microchip Technology, Inc.	30	933
Micron Technology, Inc.*	145	731
Novellus Systems, Inc.*	15	409
NVIDIA Corp.*	100	1,250
Teradyne, Inc.*	30	330
Texas Instruments, Inc.	200	5,330
Xilinx, Inc.	45	1,235

		41,091

Software (0.6%)
Adobe Systems, Inc.*	85	2,054
Autodesk, Inc.*	40	1,111
BMC Software, Inc.*	30	1,157
CA, Inc.	65	1,262
Citrix Systems, Inc.*	30	1,636
Compuware Corp.*	35	268
Electronic Arts, Inc.*	55	1,125
Intuit, Inc.*	45	2,135
Microsoft Corp.	1,245	30,988
Oracle Corp.	655	18,825
Red Hat, Inc.*	35	1,479
Salesforce.com, Inc.*	20	2,285
Symantec Corp.*	130	2,119

		66,444

Total Information Technology		338,349

Materials (0.5%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	35	2,673
Airgas, Inc.	15	957
CF Industries Holdings, Inc.	10	1,234
Dow Chemical Co.	195	4,380
E.I. du Pont de Nemours & Co.	155	6,195
Eastman Chemical Co.	10	685
Ecolab, Inc.	40	1,956
FMC Corp.	10	692
International Flavors & Fragrances, Inc.	15	843
Monsanto Co.	90	5,403
Mosaic Co.	45	2,204
PPG Industries, Inc.	25	1,766
Praxair, Inc.	50	4,674
Sherwin-Williams Co.	15	1,115
Sigma-Aldrich Corp.	20	1,236

		36,013

Construction Materials (0.0%)
Vulcan Materials Co.	20	551

Containers & Packaging (0.0%)
Ball Corp.	30	931
Bemis Co., Inc.	20	586
Owens-Illinois, Inc.*	30	454
Sealed Air Corp.	25	417

		2,388

Metals & Mining (0.2%)
AK Steel Holding Corp.	20	131
Alcoa, Inc.	180	1,723
Allegheny Technologies, Inc.	15	555
Cliffs Natural Resources, Inc.	25	1,279
Freeport-McMoRan Copper & Gold, Inc.	160	4,872
Newmont Mining Corp.	85	5,346
Nucor Corp.	55	1,740
Titanium Metals Corp.	15	225
United States Steel Corp.	25	550

		16,421

Paper & Forest Products (0.0%)
International Paper Co.	75	1,744
MeadWestvaco Corp.	30	737

		2,481

Total Materials		57,854

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	995	28,377
CenturyLink, Inc.	99	3,279
Frontier Communications Corp.	150	917
Verizon Communications, Inc.	475	17,480
Windstream Corp.	85	991

		51,044

Wireless Telecommunication Services (0.0%)
American Tower Corp., Class A*	65	3,497
MetroPCS Communications, Inc.*	45	392
Sprint Nextel Corp.*	505	1,535

		5,424

Total Telecommunication Services		56,468

Utilities (0.6%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.	80	3,041
Duke Energy Corp.	225	4,498
Edison International	55	2,104
Entergy Corp.	30	1,989
Exelon Corp.	110	4,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
FirstEnergy Corp.	70	$3,144
NextEra Energy, Inc.	70	3,781
Northeast Utilities	30	1,009
Pepco Holdings, Inc.	40	757
Pinnacle West Capital Corp.	20	859
PPL Corp.	100	2,854
Progress Energy, Inc.	50	2,586
Southern Co.	145	6,144

		37,453

Gas Utilities (0.0%)
Nicor, Inc.	10	550
Oneok, Inc.	20	1,321

		1,871

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	110	1,074
Constellation Energy Group, Inc.	35	1,332
NRG Energy, Inc.*	40	848

		3,254

Multi-Utilities (0.3%)
Ameren Corp.	40	1,191
CenterPoint Energy, Inc.	70	1,373
CMS Energy Corp.	45	891
Consolidated Edison, Inc.	50	2,851
Dominion Resources, Inc.	100	5,077
DTE Energy Co.	30	1,471
Integrys Energy Group, Inc.	15	729
NiSource, Inc.	45	962
PG&E Corp.	65	2,750
Public Service Enterprise Group, Inc.	85	2,836
SCANA Corp.	20	809
Sempra Energy	40	2,060
TECO Energy, Inc.	35	600
Wisconsin Energy Corp.	40	1,252
Xcel Energy, Inc.	80	1,975

		26,827

Total Utilities		69,405

Total Common Stocks (15.4%) (Cost $2,022,171)		1,747,642

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(27.1%)
iShares Russell 2000 Index Fund	4,900	314,825
SPDR S&P 500 ETF	8,270	935,916
SPDR S&P MidCap 400 ETF	2,220	315,528
Vanguard MSCI EAFE ETF	50,180	1,513,931

Total Investment Companies (27.1%) (Cost $3,619,183)		3,080,200

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (37.4%)
Agency ABS (2.3%)
Federal Home Loan Bank
1.750%, 8/22/12	$20,000	20,260
1.875%, 6/21/13	40,000	41,021
Federal Home Loan Mortgage Corp.
1.125%, 7/27/12	20,000	20,131
1.375%, 2/25/14	100,000	102,086
Federal National Mortgage Association
0.500%, 10/30/12	30,000	30,085
0.750%, 12/18/13	50,000	50,222

		263,805

U.S. Government Agencies (2.9%)
Federal Home Loan Bank
4.750%, 12/16/16	100,000	116,616
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	95,000	101,966
3.750%, 3/27/19	20,000	22,594
Federal National Mortgage Association
4.375%, 3/15/13	25,000	26,442
4.625%, 10/15/14	25,000	27,956
2.625%, 11/20/14	30,000	31,798

		327,372

U.S. Treasuries (32.2%)
U.S. Treasury Notes
1.000%, 4/30/12	55,000	55,279
0.625%, 6/30/12	100,000	100,344
0.375%, 8/31/12	120,000	120,220
1.375%, 10/15/12	120,000	121,467
0.625%, 1/31/13	100,000	100,547
0.625%, 2/28/13	320,000	321,825
0.750%, 8/15/13	270,000	272,352
2.375%, 8/31/14	95,000	100,336
2.375%, 10/31/14	390,000	412,821
2.250%, 1/31/15	115,000	121,559
2.500%, 4/30/15	95,000	101,465
2.125%, 2/29/16	295,000	311,917
3.125%, 10/31/16	410,000	453,467
4.750%, 8/15/17	314,000	378,075
3.750%, 11/15/18	115,000	133,032
3.625%, 8/15/19	15,000	17,273
3.500%, 5/15/20	195,000	223,320
2.625%, 11/15/20	240,000	256,650
2.125%, 8/15/21	65,000	66,148

		3,668,097

Total Long-Term Debt Securities (37.4%) (Cost $4,160,730)		4,259,274

Total Investments (79.9%) (Cost $9,802,084)		9,087,116
Other Assets Less Liabilities (20.1%)		2,279,686

Net Assets (100%)		$11,366,802

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	4	December-11	$519,822	$520,375	$553
2 Year U.S. Treasury Notes	4	December-11	881,476	880,813	(663)
5 Year U.S. Treasury Notes	3	December-11	367,777	367,453	(324)

					$(434)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	11	$10,551	$11,429	$(878)
Japanese Yen vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	864	11,214	11,266	(52)

					$(930)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	118	$118,960	$113,183	$5,777
Australian Dollar vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	11	11,115	10,551	564
Australian Dollar vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	17	16,321	16,306	15
British Pound vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	56	86,993	87,267	(274)
European Union Euro vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	137	191,471	183,491	7,980
European Union Euro vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	53	72,585	70,986	1,599
European Union Euro vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	19	26,074	25,448	626
European Union Euro vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	70	94,431	93,755	676
European Union Euro vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	20	27,172	26,787	385
European Union Euro vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	30	40,195	40,181	14
Swiss Franc vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	53	58,766	58,562	204
Swiss Franc vs. U.S. Dollar, expiring 12/15/11	JPMorgan Chase Bank	10	11,049	11,049	— #

					$17,566

					$16,636

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$187,300	$—	$—	$187,300
Consumer Staples	206,014	—	—	206,014
Energy	203,746	—	—	203,746
Financials	236,327	—	—	236,327
Health Care	212,335	—	—	212,335
Industrials	179,844	—	—	179,844
Information Technology	338,349	—	—	338,349
Materials	57,854	—	—	57,854
Telecommunication Services	56,468	—	—	56,468
Utilities	69,405	—	—	69,405
Forward Currency Contracts	—	17,840	—	17,840
Futures	553	—	—	553
Government Securities
Agency ABS	—	263,805	—	263,805
U.S. Government Agencies	—	327,372	—	327,372
U.S. Treasuries	—	3,668,097	—	3,668,097
Investment Companies
Exchange Traded Funds (ETFs)	3,080,200	—	—	3,080,200

Total Assets	$4,828,395	$4,277,114	$—	$9,105,509

Liabilities:
Forward Currency Contracts	$—	$(1,204)	$—	$(1,204)
Futures	(987)	—	—	(987)

Total Liabilities	$(987)	$(1,204)	$—	$(2,191)

Total	$4,827,408	$4,275,910	$—	$9,103,318

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,204,338
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,201,423

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,776
Aggregate gross unrealized depreciation	(858,744)

Net unrealized depreciation	$(714,968)

Federal income tax cost of investments	$9,802,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$359,373
Amerigon, Inc.*	19,800	252,054
Cooper Tire & Rubber Co.	42,100	458,469
Dana Holding Corp.*	105,000	1,102,500
Dorman Products, Inc.*	8,400	277,872
Drew Industries, Inc.	18,900	377,622
Exide Technologies, Inc.*	45,900	183,600
Fuel Systems Solutions, Inc.*	7,400	142,154
Modine Manufacturing Co.*	32,900	298,074
Shiloh Industries, Inc.	18,900	169,533
Standard Motor Products, Inc.	17,500	226,975
Stoneridge, Inc.*	20,900	109,098
Superior Industries International, Inc.	16,600	256,470
Tenneco, Inc.*	41,200	1,055,132
Tower International, Inc.*	13,700	141,247

		5,410,173

Automobiles (0.0%)
Winnebago Industries, Inc.*	19,800	137,016

Distributors (0.7%)
Audiovox Corp., Class A*	24,200	132,858
Core-Mark Holding Co., Inc.*	6,900	211,347
LKQ Corp.*	358,600	8,663,776
Pool Corp.	32,700	856,086
Weyco Group, Inc.	7,300	162,790

		10,026,857

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	12,150	413,100
Archipelago Learning, Inc.*	22,600	189,840
Ascent Capital Group, Inc., Class A*	9,400	369,608
Bridgepoint Education, Inc.*	9,300	162,192
Cambium Learning Group, Inc.*	42,700	127,673
Capella Education Co.*	11,050	313,599
Coinstar, Inc.*	20,950	838,000
Corinthian Colleges, Inc.*	52,700	82,212
Grand Canyon Education, Inc.*	19,841	320,432
Hillenbrand, Inc.	45,000	828,000
K12, Inc.*	15,800	402,268
Lincoln Educational Services Corp.	24,000	194,160
Mac-Gray Corp.	11,700	151,047
Matthews International Corp., Class A	21,900	673,644
National American University Holdings, Inc.	22,200	158,952
Regis Corp.	36,810	518,653
Sotheby’s, Inc.	48,200	1,328,874
Steiner Leisure Ltd.*	10,300	419,931
Stewart Enterprises, Inc., Class A	54,300	323,085
Strayer Education, Inc.	8,800	674,696
Universal Technical Institute, Inc.*	13,200	179,388

		8,669,354

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*	19,000	224,770
Ambassadors Group, Inc.	16,227	92,981
Ameristar Casinos, Inc.	23,100	370,755
Biglari Holdings, Inc.*	870	257,859
BJ’s Restaurants, Inc.*	163,940	7,231,393
Bob Evans Farms, Inc.	18,700	533,324
Boyd Gaming Corp.*	34,500	169,050
Bravo Brio Restaurant Group, Inc.*	13,900	231,296
Buffalo Wild Wings, Inc.*	12,800	765,440
Caribou Coffee Co., Inc.*	18,900	223,398
CEC Entertainment, Inc.	15,400	438,438
Cheesecake Factory, Inc.*	40,500	998,325
Chipotle Mexican Grill, Inc.*	19,600	5,937,820
Churchill Downs, Inc.	7,300	284,919
Cracker Barrel Old Country Store, Inc.	15,500	621,240
Denny’s Corp.*	84,812	282,424
DineEquity, Inc.*	11,300	434,937
Domino’s Pizza, Inc.*	44,300	1,207,175
Einstein Noah Restaurant Group, Inc.	17,100	219,393
Gaylord Entertainment Co.*	26,700	516,378
International Speedway Corp., Class A	21,100	481,924
Interval Leisure Group, Inc.*	26,500	352,980
Isle of Capri Casinos, Inc.*	38,300	185,372
Jack in the Box, Inc.*	38,700	770,904
Krispy Kreme Doughnuts, Inc.*	54,300	370,326
Life Time Fitness, Inc.*	30,500	1,123,925
Marcus Corp.	17,900	178,105
Monarch Casino & Resort, Inc.*	17,700	173,106
Morgans Hotel Group Co.*	30,200	180,898
Orient-Express Hotels Ltd., Class A*	1,166,150	8,058,097
P.F. Chang’s China Bistro, Inc.	14,500	394,980
Panera Bread Co., Class A*	100,510	10,447,009
Papa John’s International, Inc.*	12,033	365,803
Peet’s Coffee & Tea, Inc.*	9,200	511,888
Pinnacle Entertainment, Inc.*	39,600	359,568
Red Robin Gourmet Burgers, Inc.*	9,600	231,264
Ruby Tuesday, Inc.*	43,700	312,892
Scientific Games Corp., Class A*	41,600	296,192
Shuffle Master, Inc.*	32,300	271,643
Six Flags Entertainment Corp.	29,883	828,357
Sonic Corp.*	37,500	265,125
Speedway Motorsports, Inc.	10,300	124,424
Texas Roadhouse, Inc.	39,300	519,546
Vail Resorts, Inc.	26,100	986,319

		48,831,962

Household Durables (0.9%)
American Greetings Corp., Class A	26,400	488,400
Beazer Homes USA, Inc.*	39,800	60,098
Blyth, Inc.	3,700	205,165
Cavco Industries, Inc.*	3,900	134,316
Ethan Allen Interiors, Inc.	14,900	202,789
Helen of Troy Ltd.*	19,600	492,352
Hovnanian Enterprises, Inc., Class A*	103,700	126,514
iRobot Corp.*	14,519	365,298
KB Home	55,200	323,472
La-Z-Boy, Inc.*	36,000	266,760
Libbey, Inc.*	14,100	148,614
Lifetime Brands, Inc.	12,300	118,572
M.D.C. Holdings, Inc.	26,900	455,686
M/I Homes, Inc.*	16,000	96,160
Meritage Homes Corp.*	20,100	304,314
Ryland Group, Inc.	24,800	264,120
Sealy Corp.*	62,900	93,092
Standard Pacific Corp.*	77,100	190,437
Tempur-Pedic International, Inc.*	147,230	7,745,770
Universal Electronics, Inc.*	8,600	140,954
Zagg, Inc.*	21,200	210,304

		12,433,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Catalog Retail (0.9%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	$76,560
Blue Nile, Inc.*	8,700	306,936
HSN, Inc.*	26,600	881,258
Nutrisystem, Inc.	19,800	239,778
Orbitz Worldwide, Inc.*	69,701	151,251
Overstock.com, Inc.*	11,900	110,313
PetMed Express, Inc.	11,200	100,800
Shutterfly, Inc.*	268,367	11,051,353
U.S. Auto Parts Network, Inc.*	26,600	134,862
Valuevision Media, Inc., Class A*	34,400	81,184

		13,134,295

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	20,500	297,045
Brunswick Corp.	63,700	894,348
Callaway Golf Co.	43,800	226,446
Eastman Kodak Co.*	179,600	140,106
JAKKS Pacific, Inc.	18,700	354,365
Leapfrog Enterprises, Inc.*	38,800	130,756
Marine Products Corp.*	29,900	102,258
Smith & Wesson Holding Corp.*	74,800	188,496
Steinway Musical Instruments, Inc.*	10,700	230,692
Sturm Ruger & Co., Inc.	12,800	332,544

		2,897,056

Media (1.8%)
Arbitron, Inc.	17,800	588,824
Belo Corp., Class A	57,600	281,664
Central European Media Enterprises Ltd., Class A*	26,300	205,403
Cinemark Holdings, Inc.	66,665	1,258,635
Crown Media Holdings, Inc., Class A*	193,500	276,705
Entercom Communications Corp., Class A*	19,100	100,275
Entravision Communications Corp., Class A*	70,200	71,604
EW Scripps Co., Class A*	23,100	161,700
Fisher Communications, Inc.*	10,330	230,772
Global Sources Ltd.*	25,400	171,958
Harte-Hanks, Inc.	23,800	201,824
Journal Communications, Inc., Class A*	40,100	119,097
Knology, Inc.*	22,900	297,242
Lions Gate Entertainment Corp.*	43,400	299,460
Live Nation Entertainment, Inc.*	101,925	816,419
Martha Stewart Living Omnimedia, Inc., Class A*	35,100	109,512
McClatchy Co., Class A*	41,900	56,146
MDC Partners, Inc., Class A	18,000	259,560
Meredith Corp.	26,100	590,904
National CineMedia, Inc.	706,630	10,253,202
New York Times Co., Class A*	98,400	571,704
Pandora Media, Inc.*	432,000	6,328,800
ReachLocal, Inc.*	12,800	139,136
Rentrak Corp.*	9,100	114,569
Scholastic Corp.	19,500	546,585
Sinclair Broadcast Group, Inc., Class A	32,800	235,176
Valassis Communications, Inc.*	34,500	646,530
Value Line, Inc.	6,000	68,940
Westwood One, Inc.*	16,800	60,984
World Wrestling Entertainment, Inc., Class A	14,200	126,522

		25,189,852

Multiline Retail (1.0%)
99 Cents Only Stores*	31,000	571,020
Bon-Ton Stores, Inc.	21,000	104,370
Dollar Tree, Inc.*	152,485	11,453,149
Fred’s, Inc., Class A	25,800	275,028
Gordmans Stores, Inc.*	13,900	166,383
Saks, Inc.*	91,800	803,250
Tuesday Morning Corp.*	41,700	146,784

		13,519,984

Specialty Retail (4.8%)
Aeropostale, Inc.*	57,900	625,899
America’s Car-Mart, Inc.*	7,300	211,846
ANN, Inc.*	39,200	895,328
Asbury Automotive Group, Inc.*	26,300	433,687
Ascena Retail Group, Inc.*	45,095	1,220,722
Barnes & Noble, Inc.	24,600	291,018
bebe stores, Inc.	29,600	198,912
Big 5 Sporting Goods Corp.	17,350	105,488
Body Central Corp.*	15,100	274,216
Brown Shoe Co., Inc.	27,000	192,240
Buckle, Inc.	17,100	657,666
Build-A-Bear Workshop, Inc.*	2,900	14,790
Cabela’s, Inc.*	31,000	635,190
CarMax, Inc.*	393,630	9,388,075
Casual Male Retail Group, Inc.*	53,700	201,912
Cato Corp., Class A	17,800	401,568
Charming Shoppes, Inc.*	74,241	193,027
Children’s Place Retail Stores, Inc.*	18,345	853,593
Christopher & Banks Corp.	26,600	93,898
Citi Trends, Inc.*	8,400	98,868
Coldwater Creek, Inc.*	122,927	153,659
Collective Brands, Inc.*	46,800	606,528
Destination Maternity Corp.	15,000	193,050
Dick’s Sporting Goods, Inc.*	366,880	12,275,805
Express, Inc.	39,700	805,513
Finish Line, Inc., Class A	32,500	649,675
Genesco, Inc.*	16,400	845,092
GNC Holdings, Inc., Class A*	16,400	329,968
Group 1 Automotive, Inc.	16,800	597,240
Haverty Furniture Cos., Inc.	12,400	123,876
hhgregg, Inc.*	18,100	176,475
Hibbett Sports, Inc.*	19,248	652,315
HOT Topic, Inc.	28,800	219,744
Jos. A. Bank Clothiers, Inc.*	19,800	923,274
Lithia Motors, Inc., Class A	17,900	257,402
Lumber Liquidators Holdings, Inc.*	12,300	185,730
MarineMax, Inc.*	26,200	169,514
Men’s Wearhouse, Inc.	34,900	910,192
Monro Muffler Brake, Inc.	19,950	657,751
New York & Co., Inc.*	600	1,914
Office Depot, Inc.*	199,200	410,352
OfficeMax, Inc.*	58,000	281,300
Pacific Sunwear of California, Inc.*	49,500	59,400
Penske Automotive Group, Inc.	28,300	452,800
PEP Boys-Manny, Moe & Jack	31,700	312,879
Pier 1 Imports, Inc.*	90,700	887,046
Rent-A-Center, Inc.	44,000	1,207,800
Rue21, Inc.*	9,400	213,286
Select Comfort Corp.*	34,900	487,553
Shoe Carnival, Inc.*	9,300	219,480
Sonic Automotive, Inc., Class A	27,100	292,409
Stage Stores, Inc.	26,700	370,329
Stein Mart, Inc.	18,500	115,625
Systemax, Inc.*	10,200	129,744
Talbots, Inc.*	44,895	121,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	199,045	$12,450,265
Ulta Salon Cosmetics & Fragrance, Inc.*	161,220	10,032,721
Vitamin Shoppe, Inc.*	17,800	666,432
West Marine, Inc.*	16,900	130,130
Wet Seal, Inc., Class A*	72,800	326,144
Winmark Corp.	5,600	258,832
Zumiez, Inc.*	16,356	286,393

		67,434,796

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	40,800	1,246,032
Cherokee, Inc.	10,800	138,780
Columbia Sportswear Co.	8,000	371,200
Crocs, Inc.*	61,700	1,460,439
Deckers Outdoor Corp.*	54,300	5,064,018
G-III Apparel Group Ltd.*	9,900	226,314
Iconix Brand Group, Inc.*	52,300	826,340
Jones Group, Inc.	57,200	526,812
Kenneth Cole Productions, Inc., Class A*	14,600	156,658
K-Swiss, Inc., Class A*	17,700	75,225
Liz Claiborne, Inc.*	63,700	318,500
Maidenform Brands, Inc.*	12,300	287,943
Movado Group, Inc.	11,400	138,852
Oxford Industries, Inc.	8,000	274,400
Perry Ellis International, Inc.*	10,500	197,400
Quiksilver, Inc.*	97,100	296,155
Skechers U.S.A., Inc., Class A*	21,500	301,645
Steven Madden Ltd.*	25,875	778,838
True Religion Apparel, Inc.*	18,500	498,760
Vera Bradley, Inc.*	14,249	513,676
Warnaco Group, Inc.*	29,700	1,368,873
Wolverine World Wide, Inc.	34,600	1,150,450

		16,217,310

Total Consumer Discretionary		223,901,842

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	443,470
Central European Distribution Corp.*	52,200	365,922
Coca-Cola Bottling Co. Consolidated	2,800	155,288
Heckmann Corp.*	53,600	283,544
National Beverage Corp.	12,800	194,048
Primo Water Corp.*	18,800	106,032

		1,548,304

Food & Staples Retailing (0.6%)
Andersons, Inc.	11,800	397,188
Arden Group, Inc., Class A	3,222	256,149
Casey’s General Stores, Inc.	25,550	1,115,258
Fresh Market, Inc.*	20,163	769,420
Ingles Markets, Inc., Class A	8,500	121,040
Nash Finch Co.	8,600	231,598
Pantry, Inc.*	15,000	181,950
Pricesmart, Inc.	12,700	791,464
Rite Aid Corp.*	356,300	349,174
Ruddick Corp.	35,300	1,376,347
Spartan Stores, Inc.	10,300	159,444
Susser Holdings Corp.*	15,900	316,887
United Natural Foods, Inc.*	32,800	1,214,912
Village Super Market, Inc., Class A	7,400	177,156
Weis Markets, Inc.	7,400	274,244
Winn-Dixie Stores, Inc.*	33,700	199,504

		7,931,735

Food Products (1.1%)
Alico, Inc.	8,700	170,868
B&G Foods, Inc.	30,200	503,736
Calavo Growers, Inc.	7,600	155,952
Cal-Maine Foods, Inc.	9,100	286,013
Chiquita Brands International, Inc.*	28,100	234,354
Darling International, Inc.*	84,000	1,057,560
Diamond Foods, Inc.	15,800	1,260,682
Dole Food Co., Inc.*	23,177	231,770
Farmer Bros Co.	6,932	38,195
Fresh Del Monte Produce, Inc.	24,600	570,720
Green Mountain Coffee Roasters, Inc.*	49,125	4,565,677
Hain Celestial Group, Inc.*	27,243	832,274
Harbinger Group, Inc.*	48,400	245,388
Imperial Sugar Co.	11,200	72,128
J&J Snack Foods Corp.	9,000	432,450
Lancaster Colony Corp.	13,000	793,130
Limoneira Co.	7,900	112,812
Pilgrim’s Pride Corp.*	31,100	132,797
Sanderson Farms, Inc.	13,600	646,000
Seneca Foods Corp., Class A*	6,000	118,800
Smart Balance, Inc.*	40,700	240,130
Snyders-Lance, Inc.	33,900	706,815
Tootsie Roll Industries, Inc.	16,056	387,271
TreeHouse Foods, Inc.*	25,000	1,546,000

		15,341,522

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	246,384
Spectrum Brands Holdings, Inc.*	11,600	273,992
WD-40 Co.	10,700	426,288

		946,664

Personal Products (0.2%)
Elizabeth Arden, Inc.*	17,700	503,388
Inter Parfums, Inc.	11,600	179,220
Medifast, Inc.*	8,200	132,430
Nature’s Sunshine Products, Inc.*	17,400	244,992
Nu Skin Enterprises, Inc., Class A	39,300	1,592,436
Nutraceutical International Corp.*	15,200	194,256
Prestige Brands Holdings, Inc.*	36,100	326,705
Revlon, Inc., Class A*	17,700	218,064
Schiff Nutrition International, Inc.*	300	3,324
Synutra International, Inc.*	26,993	143,603
USANA Health Sciences, Inc.*	5,200	143,000

		3,681,418

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	102,236
Star Scientific, Inc.*	78,400	181,104
Universal Corp.	17,400	623,964
Vector Group Ltd.	30,853	530,058

		1,437,362

Total Consumer Staples		30,887,005

Energy (7.1%)
Energy Equipment & Services (3.0%)
Basic Energy Services, Inc.*	19,500	276,120
Bristow Group, Inc.	25,801	1,094,737
Cal Dive International, Inc.*	60,200	114,982
Complete Production Services, Inc.*	377,374	7,113,500
Dawson Geophysical Co.*	6,300	148,554
Dril-Quip, Inc.*	162,465	8,758,488
Exterran Holdings, Inc.*	45,900	446,148
Global Geophysical Services, Inc.*	18,500	147,445
Global Industries Ltd.*	66,800	529,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Gulf Island Fabrication, Inc.	8,000	$165,440
Gulfmark Offshore, Inc., Class A*	14,200	516,028
Helix Energy Solutions Group, Inc.*	75,800	992,980
Hercules Offshore, Inc.*	82,500	240,900
Hornbeck Offshore Services, Inc.*	15,200	378,632
ION Geophysical Corp.*	94,900	448,877
Key Energy Services, Inc.*	90,900	862,641
Lufkin Industries, Inc.	20,600	1,096,126
Matrix Service Co.*	15,100	128,501
Natural Gas Services Group, Inc.*	9,600	123,168
Newpark Resources, Inc.*	56,300	342,867
Oceaneering International, Inc.	227,980	8,056,813
Oil States International, Inc.*	155,370	7,911,440
OYO Geospace Corp.*	4,000	225,160
Parker Drilling Co.*	77,700	341,103
PHI, Inc. (Non-Voting)*	10,200	195,228
Pioneer Drilling Co.*	38,100	273,558
RigNet, Inc.*	16,400	262,892
Tesco Corp.*	19,300	223,880
TETRA Technologies, Inc.*	50,400	389,088
Union Drilling, Inc.*	25,700	120,790
Vantage Drilling Co.*	102,100	127,625
Willbros Group, Inc.*	25,200	105,084

		42,157,851

Oil, Gas & Consumable Fuels (4.1%)
Abraxas Petroleum Corp.*	65,200	172,128
Amyris, Inc.*	12,700	257,048
Apco Oil and Gas International, Inc.	6,291	468,176
Approach Resources, Inc.*	11,600	197,084
ATP Oil & Gas Corp.*	25,300	195,063
Berry Petroleum Co., Class A	35,500	1,255,990
Bill Barrett Corp.*	33,000	1,195,920
BPZ Resources, Inc.*	59,700	165,369
Cabot Oil & Gas Corp.	113,840	7,047,834
Callon Petroleum Co.*	39,700	153,639
CAMAC Energy, Inc.*	174,900	104,940
Carrizo Oil & Gas, Inc.*	25,300	545,215
Cheniere Energy, Inc.*	50,300	259,045
Clayton Williams Energy, Inc.*	5,300	226,893
Clean Energy Fuels Corp.*	31,800	353,616
Cloud Peak Energy, Inc.*	43,706	740,817
Comstock Resources, Inc.*	34,200	528,732
Contango Oil & Gas Co.*	7,207	394,295
Crosstex Energy, Inc.	42,000	566,160
CVR Energy, Inc.*	63,000	1,331,820
Delek U.S. Holdings, Inc.	20,200	227,654
DHT Holdings, Inc.	68,500	139,740
Endeavour International Corp.*	19,100	152,418
Energy Partners Ltd.*	18,500	204,795
Energy XXI Bermuda Ltd.*	59,801	1,282,731
Evolution Petroleum Corp.*	35,500	250,630
Frontline Ltd.	37,000	179,450
FX Energy, Inc.*	51,600	213,108
Gastar Exploration Ltd.*	49,500	148,500
General Maritime Corp.	229,184	59,588
GeoResources, Inc.*	12,700	225,933
Gevo, Inc.*	15,800	88,006
GMX Resources, Inc.*	53,100	120,537
Golar LNG Ltd.	26,300	835,814
Goodrich Petroleum Corp.*	14,800	174,936
Green Plains Renewable Energy, Inc.*	14,500	135,285
Gulfport Energy Corp.*	27,900	674,622
Hallador Energy Co.	16,800	143,808
Harvest Natural Resources, Inc.*	23,900	204,823
Houston American Energy Corp.	14,800	203,648
Hyperdynamics Corp.*	111,600	412,920
James River Coal Co.*	25,400	161,798
Knightsbridge Tankers Ltd.	16,700	276,385
Kodiak Oil & Gas Corp.*	149,800	780,458
L&L Energy, Inc.*	18,800	50,760
Magnum Hunter Resources Corp.*	70,200	232,362
McMoRan Exploration Co.*	66,300	658,359
Miller Energy Resources, Inc.*	42,000	110,880
Nordic American Tankers Ltd.	31,000	437,100
Northern Oil and Gas, Inc.*	45,300	878,367
Oasis Petroleum, Inc.*	333,380	7,444,375
Overseas Shipholding Group, Inc.	16,300	223,962
Panhandle Oil and Gas, Inc., Class A	5,800	164,546
Patriot Coal Corp.*	65,500	554,130
Penn Virginia Corp.	27,500	153,175
Petroleum Development Corp.*	16,200	314,118
PetroQuest Energy, Inc.*	38,600	212,300
Rentech, Inc.*	190,700	148,784
Resolute Energy Corp.*	622,680	7,073,645
REX American Resources Corp.*	13,400	226,192
Rex Energy Corp.*	27,200	344,080
Rosetta Resources, Inc.*	37,100	1,269,562
Scorpio Tankers, Inc.*	17,000	89,760
SemGroup Corp., Class A*	29,800	594,808
Ship Finance International Ltd.	27,200	353,600
SM Energy Co.	114,881	6,967,533
Solazyme, Inc.*	11,800	113,398
Stone Energy Corp.*	32,600	528,446
Swift Energy Co.*	29,100	708,294
Targa Resources Corp.	11,894	353,847
Teekay Tankers Ltd., Class A	19,500	89,700
Triangle Petroleum Corp.*	42,500	152,575
Uranerz Energy Corp.*	92,400	126,588
Uranium Energy Corp.*	62,700	171,798
USEC, Inc.*	71,800	115,598
VAALCO Energy, Inc.*	27,900	135,594
Venoco, Inc.*	15,900	140,079
W&T Offshore, Inc.	22,700	312,352
Warren Resources, Inc.*	62,500	150,000
Western Refining, Inc.*	50,200	625,492
Westmoreland Coal Co.*	14,000	108,640
World Fuel Services Corp.	50,800	1,658,620

		57,450,790

Total Energy		99,608,641

Financials (13.8%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.*	98,880	7,717,584
Apollo Investment Corp.	136,690	1,027,909
Arlington Asset Investment Corp., Class A	10,000	240,500
Artio Global Investors, Inc.	17,836	141,974
BGC Partners, Inc., Class A	47,440	286,063
BlackRock Kelso Capital Corp.	48,960	357,408
Calamos Asset Management, Inc., Class A	14,700	147,147
Capital Southwest Corp.	2,507	185,518
Cohen & Steers, Inc.	10,866	312,397
Cowen Group, Inc., Class A*	81,125	219,849
Diamond Hill Investment Group, Inc.	1,900	131,841
Duff & Phelps Corp., Class A	17,450	186,017
Edelman Financial Group, Inc.	33,528	216,591
Epoch Holding Corp.	17,300	234,761
Evercore Partners, Inc., Class A	14,100	321,480
FBR & Co.*	48,000	114,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Street Finance Corp.	46,950	$437,574
Financial Engines, Inc.*	27,500	498,025
FXCM, Inc., Class A	26,000	364,520
GAMCO Investors, Inc., Class A	4,530	178,437
GFI Group, Inc.	42,981	172,784
Gladstone Investment Corp.	14,040	95,472
Gleacher & Co., Inc.*	89,770	106,826
Golub Capital BDC, Inc.	13,300	197,505
Greenhill & Co., Inc.	106,020	3,031,112
Harris & Harris Group, Inc.*	19,620	69,651
Hercules Technology Growth Capital, Inc.	24,307	207,096
HFF, Inc., Class A*	12,600	110,124
ICG Group, Inc.*	22,000	202,620
INTL FCStone, Inc.*	9,500	197,220
Investment Technology Group, Inc.*	27,900	273,141
JMP Group, Inc.	9,300	54,033
KBW, Inc.	151,763	2,092,812
Knight Capital Group, Inc., Class A*	71,744	872,407
Ladenburg Thalmann Financial Services, Inc.*	128,800	199,640
Lazard Ltd., Class A	314,870	6,643,757
Main Street Capital Corp.	19,030	337,973
MCG Capital Corp.	41,570	164,617
Medallion Financial Corp.	15,894	147,814
Medley Capital Corp.	22,200	223,776
MF Global Holdings Ltd.*	117,600	485,688
MVC Capital, Inc.	13,400	140,298
NGP Capital Resources Co.	28,200	184,428
Oppenheimer Holdings, Inc., Class A	7,900	126,716
PennantPark Investment Corp.	31,305	279,241
Piper Jaffray Cos., Inc.*	11,800	211,574
Prospect Capital Corp.	78,061	656,493
Pzena Investment Management, Inc., Class A	27,600	90,528
Safeguard Scientifics, Inc.*	12,930	193,950
Solar Capital Ltd.	26,200	527,406
Stifel Financial Corp.*	298,499	7,928,133
SWS Group, Inc.	26,840	125,879
TICC Capital Corp.	16,910	138,155
Triangle Capital Corp.	12,200	185,684
Virtus Investment Partners, Inc.*	3,495	187,402
Walter Investment Management Corp.	14,640	335,695
Westwood Holdings Group, Inc.	6,800	234,940

		40,752,425

Commercial Banks (4.0%)
1st Source Corp.	9,550	198,926
1st United Bancorp, Inc.*	23,400	115,362
Alliance Financial Corp./New York	2,610	73,211
Ameris Bancorp*	25,700	223,847
Ames National Corp.	13,560	211,943
Arrow Financial Corp.	6,556	145,870
BancFirst Corp.	6,500	215,540
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	265,307
Bancorp Rhode Island, Inc.	6,100	258,579
Bancorp, Inc./Delaware*	26,000	186,160
BancorpSouth, Inc.	59,900	525,922
Bank of Kentucky Financial Corp.	10,100	204,626
Bank of Marin Bancorp/California	6,690	221,038
Bank of the Ozarks, Inc.	16,560	346,601
Banner Corp.	14,200	181,618
Boston Private Financial Holdings, Inc.	43,110	253,487
Bridge Bancorp, Inc.	5,500	100,650
Bryn Mawr Bank Corp.	13,472	223,231
Camden National Corp.	4,850	132,065
Capital Bank Corp.*	73,400	152,672
Capital City Bank Group, Inc.	27,400	284,960
Cardinal Financial Corp.	18,250	157,315
Cascade Bancorp*	28,500	166,155
Cathay General Bancorp	50,401	573,563
Center Financial Corp.*	36,400	170,716
Centerstate Banks, Inc.	43,838	229,273
Central Pacific Financial Corp.*	19,100	197,112
Chemical Financial Corp.	15,100	231,181
Citizens & Northern Corp.	14,900	221,414
City Holding Co.	10,500	283,395
CNB Financial Corp./Pennsylvania	5,490	70,382
CoBiz Financial, Inc.	44,635	199,518
Columbia Banking System, Inc.	24,900	356,568
Community Bank System, Inc.	24,776	562,167
Community Trust Bancorp, Inc.	10,100	235,229
CVB Financial Corp.	54,800	421,412
Eagle Bancorp, Inc.*	19,900	234,223
Enterprise Financial Services Corp.	13,090	177,893
F.N.B. Corp./Pennsylvania	86,700	743,019
Financial Institutions, Inc.	16,700	238,142
First Bancorp, Inc./Maine	5,540	69,749
First Bancorp/North Carolina	15,600	156,624
First Busey Corp.	48,320	210,192
First Commonwealth Financial Corp.	60,100	222,370
First Community Bancshares, Inc./Virginia	24,928	254,266
First Financial Bancorp	36,760	507,288
First Financial Bankshares, Inc.	20,250	529,740
First Financial Corp./Indiana	7,900	217,329
First Interstate Bancsystem, Inc.	12,300	131,733
First Merchants Corp.	18,600	131,130
First Midwest Bancorp, Inc./Illinois	47,300	346,236
First of Long Island Corp.	10,300	233,398
FirstMerit Corp.	74,540	846,774
German American Bancorp, Inc.	9,600	154,752
Glacier Bancorp, Inc.	45,730	428,490
Great Southern Bancorp, Inc.	7,500	125,850
Hampton Roads Bankshares, Inc.*	33,558	157,723
Hancock Holding Co.	50,890	1,362,834
Hanmi Financial Corp.*	141,100	117,113
Heartland Financial USA, Inc.	9,855	139,744
Heritage Financial Corp./Washington	18,440	203,578
Home Bancshares, Inc./Arkansas	12,247	259,881
Hudson Valley Holding Corp.	8,800	153,384
IBERIABANK Corp.	187,572	8,827,138
Independent Bank Corp./Massachusetts	13,600	295,664
International Bancshares Corp.	33,400	439,210
Investors Bancorp, Inc.*	32,200	406,686
Lakeland Bancorp, Inc.	24,119	188,611
Lakeland Financial Corp.	10,070	208,046
MB Financial, Inc.	37,500	552,000
Merchants Bancshares, Inc.	3,050	81,679
Metro Bancorp, Inc.*	20,050	173,432
Nara Bancorp, Inc.*	20,100	122,007
National Bankshares, Inc./Virginia	5,800	139,954
National Penn Bancshares, Inc.	80,100	561,501
NBT Bancorp, Inc.	22,900	426,398
Northfield Bancorp, Inc./New Jersey	13,300	176,092
Old National Bancorp/Indiana	66,280	617,730
OmniAmerican Bancorp, Inc.*	20,876	284,957
Oriental Financial Group, Inc.	33,400	322,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Orrstown Financial Services, Inc.	11,800	$151,630
Pacific Capital Bancorp N.A.*	8,400	214,368
Pacific Continental Corp.	16,800	119,112
PacWest Bancorp	18,400	256,496
Park National Corp.	8,850	467,988
Penns Woods Bancorp, Inc.	2,440	79,910
Peoples Bancorp, Inc./Ohio	18,500	203,500
Pinnacle Financial Partners, Inc.*	21,281	232,814
PrivateBancorp, Inc.	34,018	255,815
Prosperity Bancshares, Inc.	32,450	1,060,466
Renasant Corp.	13,400	170,582
Republic Bancorp, Inc./Kentucky, Class A	13,660	241,919
S&T Bancorp, Inc.	14,961	241,770
Sandy Spring Bancorp, Inc.	15,310	223,985
SCBT Financial Corp.	8,200	202,376
Sierra Bancorp	6,500	59,475
Signature Bank/New York*	196,400	9,374,172
Simmons First National Corp., Class A	10,620	230,454
Southside Bancshares, Inc.	9,207	165,818
Southwest Bancorp, Inc./Oklahoma*	24,000	101,280
State Bancorp, Inc./New York	13,500	142,695
State Bank Financial Corp.*	22,700	286,474
StellarOne Corp.	14,440	143,678
Sterling Bancorp/New York	17,000	123,420
Sterling Financial Corp./Washington*	19,200	237,696
Suffolk Bancorp	60	499
Sun Bancorp, Inc./New Jersey*	77,600	205,640
Susquehanna Bancshares, Inc.	83,203	455,120
SVB Financial Group*	28,927	1,070,299
SY Bancorp, Inc.	6,300	117,306
Taylor Capital Group, Inc.*	13,900	89,238
Texas Capital Bancshares, Inc.*	22,650	517,553
Tompkins Financial Corp.	6,051	216,505
Tower Bancorp, Inc.	11,330	237,250
TowneBank/Virginia	14,790	168,162
Trico Bancshares	18,400	225,768
Trustmark Corp.	45,220	820,743
UMB Financial Corp.	22,460	720,517
Umpqua Holdings Corp.	81,090	712,781
Union First Market Bankshares Corp.	16,450	176,344
United Bankshares, Inc./Virginia	31,280	628,415
United Community Banks, Inc./Georgia*	24,900	211,401
Univest Corp. of Pennsylvania	10,447	139,259
Virginia Commerce Bancorp, Inc.*	27,800	163,186
Washington Banking Co.	9,928	96,599
Washington Trust Bancorp, Inc.	10,300	203,734
Webster Financial Corp.	49,800	761,940
WesBanco, Inc.	16,600	287,346
West Bancorp, Inc.	9,900	83,952
West Coast Bancorp/Oregon*	13,280	185,920
Westamerica Bancorp	19,100	731,912
Western Alliance Bancorp*	44,400	243,312
Wilshire Bancorp, Inc.*	50,100	137,274
Wintrust Financial Corp.	23,870	616,085

		55,986,506

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	29,170	214,691
Cash America International, Inc.	20,920	1,070,267
Credit Acceptance Corp.*	5,000	321,800
DFC Global Corp.*	30,350	663,148
EZCORP, Inc., Class A*	30,300	864,762
First Cash Financial Services, Inc.*	22,300	935,485
First Marblehead Corp.*	127,370	129,918
Imperial Holdings, Inc.*	26,400	63,360
Nelnet, Inc., Class A	16,850	316,443
Netspend Holdings, Inc.*	21,566	110,849
World Acceptance Corp.*	10,320	577,404

		5,268,127

Diversified Financial Services (0.2%)
Compass Diversified Holdings	25,830	314,609
Encore Capital Group, Inc.*	8,450	184,633
Gain Capital Holdings, Inc.*	38,900	244,681
MarketAxess Holdings, Inc.	20,100	523,002
NewStar Financial, Inc.*	17,600	164,384
PHH Corp.*	36,400	585,312
PICO Holdings, Inc.*	14,400	295,344
Portfolio Recovery Associates, Inc.*	12,020	747,884
Primus Guaranty Ltd.*	47,900	252,433

		3,312,282

Insurance (1.4%)
Alterra Capital Holdings Ltd.	67,400	1,278,578
American Equity Investment Life Holding Co.	36,980	323,575
American Safety Insurance Holdings Ltd.*	7,900	145,360
AMERISAFE, Inc.*	11,990	220,736
Amtrust Financial Services, Inc.	14,800	329,448
Argo Group International Holdings Ltd.	19,900	564,563
Baldwin & Lyons, Inc., Class B	6,487	138,627
Citizens, Inc./Texas*	36,500	233,965
CNO Financial Group, Inc.*	161,400	873,174
Crawford & Co., Class B	41,181	220,730
Delphi Financial Group, Inc., Class A	32,805	705,964
Donegal Group, Inc., Class A	11,200	134,848
eHealth, Inc.*	16,600	226,756
EMC Insurance Group, Inc.	11,712	215,501
Employers Holdings, Inc.	30,900	394,284
Enstar Group Ltd.*	4,450	423,773
FBL Financial Group, Inc., Class A	8,200	218,284
First American Financial Corp.	74,700	956,160
Flagstone Reinsurance Holdings S.A.	33,774	261,749
FPIC Insurance Group, Inc.*	5,700	238,488
Global Indemnity plc*	11,550	197,274
Greenlight Capital Reinsurance Ltd., Class A*	16,866	349,801
Hallmark Financial Services*	18,200	134,134
Harleysville Group, Inc.	8,800	517,968
Hilltop Holdings, Inc.*	24,641	177,662
Horace Mann Educators Corp.	24,910	284,223
Infinity Property & Casualty Corp.	9,300	488,064
Kansas City Life Insurance Co.	9,090	280,608
Maiden Holdings Ltd.	31,730	234,485
Meadowbrook Insurance Group, Inc.	38,500	343,035
Montpelier Reinsurance Holdings Ltd.	45,200	799,136
National Financial Partners Corp.*	26,165	286,245
National Interstate Corp.	9,900	217,602
National Western Life Insurance Co., Class A	1,430	193,765
Navigators Group, Inc.*	7,600	328,320
OneBeacon Insurance Group Ltd., Class A	19,500	265,980
Phoenix Cos., Inc.*	69,800	85,156
Platinum Underwriters Holdings Ltd.	28,380	872,685
Presidential Life Corp.	24,100	198,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	24,400	$526,064
ProAssurance Corp.	22,600	1,627,652
RLI Corp.	12,000	762,960
Safety Insurance Group, Inc.	8,350	315,880
SeaBright Holdings, Inc.	13,790	99,288
Selective Insurance Group, Inc.	33,590	438,350
State Auto Financial Corp.	9,100	119,665
Stewart Information Services Corp.	18,800	166,192
Symetra Financial Corp.	48,500	395,275
Tower Group, Inc.	27,126	620,100
United Fire & Casualty Co.	14,600	258,274
Universal Insurance Holdings, Inc.	44,300	170,555

		19,859,063

Real Estate Investment Trusts (REITs) (4.2%)
Acadia Realty Trust (REIT)	25,986	485,938
Agree Realty Corp. (REIT)	7,178	156,337
Alexander’s, Inc. (REIT)	1,300	469,326
American Assets Trust, Inc. (REIT)	23,296	418,163
American Campus Communities, Inc. (REIT)	48,721	1,812,908
Anworth Mortgage Asset Corp. (REIT)	89,600	609,280
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	252,337
ARMOUR Residential REIT, Inc. (REIT)	54,500	370,600
Ashford Hospitality Trust, Inc. (REIT)	28,450	199,719
Associated Estates Realty Corp. (REIT)	28,500	440,610
BioMed Realty Trust, Inc. (REIT)	89,500	1,483,015
Campus Crest Communities, Inc. (REIT)	21,164	230,264
CapLease, Inc. (REIT)	32,770	118,300
Capstead Mortgage Corp. (REIT)	55,110	635,969
CBL & Associates Properties, Inc. (REIT)	106,460	1,209,386
Cedar Shopping Centers, Inc. (REIT)	92,600	287,986
Chatham Lodging Trust (REIT)	15,100	149,792
Chesapeake Lodging Trust (REIT)	16,970	204,828
Cogdell Spencer, Inc. (REIT)	64,070	241,544
Colonial Properties Trust (REIT)	59,100	1,073,256
Colony Financial, Inc. (REIT)	23,434	302,767
Coresite Realty Corp. (REIT)	17,800	255,430
Cousins Properties, Inc. (REIT)	63,102	369,147
CreXus Investment Corp. (REIT)	36,772	326,535
CubeSmart (REIT)	62,550	533,552
CYS Investments, Inc. (REIT)	59,300	716,937
DCT Industrial Trust, Inc. (REIT)	172,900	759,031
DiamondRock Hospitality Co. (REIT)	116,408	813,692
DuPont Fabros Technology, Inc. (REIT)	42,210	831,115
Dynex Capital, Inc. (REIT)	27,130	218,668
EastGroup Properties, Inc. (REIT)	19,080	727,711
Education Realty Trust, Inc. (REIT)	51,100	438,949
Entertainment Properties Trust (REIT)	31,778	1,238,706
Equity Lifestyle Properties, Inc. (REIT)	22,000	1,379,400
Equity One, Inc. (REIT)	38,700	613,782
Excel Trust, Inc. (REIT)	14,300	137,566
Extra Space Storage, Inc. (REIT)	62,730	1,168,660
FelCor Lodging Trust, Inc. (REIT)*	88,640	206,531
First Industrial Realty Trust, Inc. (REIT)*	56,000	448,000
First Potomac Realty Trust (REIT)	34,657	432,173
Franklin Street Properties Corp. (REIT)	48,980	553,964
Getty Realty Corp. (REIT)	16,420	236,776
Glimcher Realty Trust (REIT)	71,130	503,600
Government Properties Income Trust (REIT)	25,350	545,279
Hatteras Financial Corp. (REIT)	52,587	1,323,089
Healthcare Realty Trust, Inc. (REIT)	51,500	867,775
Hersha Hospitality Trust (REIT)	95,329	329,838
Highwoods Properties, Inc. (REIT)	50,700	1,432,782
Home Properties, Inc. (REIT)	34,322	1,948,117
Hudson Pacific Properties, Inc. (REIT)	13,700	159,331
Inland Real Estate Corp. (REIT)	47,500	346,750
Invesco Mortgage Capital, Inc. (REIT)	82,555	1,166,502
Investors Real Estate Trust (REIT)	55,920	402,624
iStar Financial, Inc. (REIT)*	66,700	388,194
Kilroy Realty Corp. (REIT)	41,600	1,302,080
Kite Realty Group Trust (REIT)	29,430	107,714
LaSalle Hotel Properties (REIT)	60,550	1,162,560
Lexington Realty Trust (REIT)	80,945	529,380
LTC Properties, Inc. (REIT)	21,800	551,976
Medical Properties Trust, Inc. (REIT)	78,758	704,884
MFA Financial, Inc. (REIT)	250,907	1,761,367
Mid-America Apartment Communities, Inc. (REIT)	25,650	1,544,643
Mission West Properties, Inc. (REIT)	18,245	138,480
Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	273,688
MPG Office Trust, Inc. (REIT)*	63,100	133,141
National Health Investors, Inc. (REIT)	17,400	733,062
National Retail Properties, Inc. (REIT)	61,350	1,648,475
Newcastle Investment Corp. (REIT)	67,000	272,690
NorthStar Realty Finance Corp. (REIT)	67,880	224,004
Omega Healthcare Investors, Inc. (REIT)	68,330	1,088,497
One Liberty Properties, Inc. (REIT)	11,800	172,988
Parkway Properties, Inc./Maryland (REIT)	14,169	156,001
Pebblebrook Hotel Trust (REIT)	33,628	526,278
Pennsylvania Real Estate Investment Trust (REIT)	39,160	302,707
PennyMac Mortgage Investment Trust (REIT)	18,600	295,740
Post Properties, Inc. (REIT)	34,300	1,191,582
Potlatch Corp. (REIT)	26,100	822,672
PS Business Parks, Inc. (REIT)	13,120	649,965
RAIT Financial Trust (REIT)	64,933	220,123
Ramco-Gershenson Properties Trust (REIT)	26,860	220,252
Redwood Trust, Inc. (REIT)	51,900	579,723
Resource Capital Corp. (REIT)	43,950	219,750
Retail Opportunity Investments Corp. (REIT)	26,700	295,836
RLJ Lodging Trust (REIT)	19,800	252,846
Sabra Health Care REIT, Inc. (REIT)	16,900	161,226
Saul Centers, Inc. (REIT)	4,450	150,455
Sovran Self Storage, Inc. (REIT)	19,520	725,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
STAG Industrial, Inc. (REIT)	21,100	$215,220
Strategic Hotels & Resorts, Inc. (REIT)*	125,472	540,784
Summit Hotel Properties, Inc. (REIT)	31,724	223,971
Sun Communities, Inc. (REIT)	13,440	472,954
Sunstone Hotel Investors, Inc. (REIT)*	81,863	465,800
Tanger Factory Outlet Centers (REIT)	61,500	1,599,615
Terreno Realty Corp. (REIT)	5,560	71,335
Two Harbors Investment Corp. (REIT)	102,260	902,956
Universal Health Realty Income Trust (REIT)	7,050	236,950
Urstadt Biddle Properties, Inc. (REIT), Class A	12,970	207,131
Washington Real Estate Investment Trust (REIT)	44,800	1,262,464
Winthrop Realty Trust (REIT)	19,700	171,193

		58,463,247

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	13,000	106,340
Consolidated-Tomoka Land Co.	9,300	244,218
Forestar Group, Inc.*	24,000	261,840
Kennedy-Wilson Holdings, Inc.	17,600	186,560
Tejon Ranch Co.*	7,900	188,573

		987,531

Thrifts & Mortgage Finance (0.6%)
Abington Bancorp, Inc.	13,900	100,080
Astoria Financial Corp.	57,300	440,637
Bank Mutual Corp.	31,300	81,693
BankFinancial Corp.	17,900	118,856
Beneficial Mutual Bancorp, Inc.*	20,770	154,737
Berkshire Hills Bancorp, Inc.	14,800	273,356
Brookline Bancorp, Inc.	37,534	289,387
Charter Financial Corp.	25,400	238,252
Clifton Savings Bancorp, Inc.	20,500	187,780
Dime Community Bancshares, Inc.	16,700	169,171
Doral Financial Corp.*	159,400	173,746
ESB Financial Corp.	12,120	132,835
ESSA Bancorp, Inc.	13,300	139,783
Farmer Mac, Class C	13,600	258,808
First Financial Holdings, Inc.	31,210	125,152
Flagstar Bancorp, Inc.*	348,100	170,534
Flushing Financial Corp.	19,150	206,820
Fox Chase Bancorp, Inc.	19,900	252,332
Home Federal Bancorp, Inc./Idaho	24,061	188,157
Kearny Financial Corp.	32,607	288,246
Meridian Interstate Bancorp, Inc.*	16,133	176,011
MGIC Investment Corp.*	139,751	261,334
Northwest Bancshares, Inc.	78,390	933,625
OceanFirst Financial Corp.	19,687	229,747
Ocwen Financial Corp.*	47,400	626,154
Oritani Financial Corp.	39,194	504,035
Provident Financial Services, Inc.	36,100	388,075
Provident New York Bancorp	18,900	109,998
Radian Group, Inc.	83,766	183,448
Rockville Financial, Inc.	22,598	214,229
Roma Financial Corp.	16,500	134,475
Territorial Bancorp, Inc.	9,900	189,585
TrustCo Bank Corp./New York	50,000	223,000
United Financial Bancorp, Inc.	11,100	151,959
ViewPoint Financial Group	22,130	253,388
Walker & Dunlop, Inc.*	10,500	122,010
Westfield Financial, Inc.	19,840	130,746
WSFS Financial Corp.	3,900	123,123

		8,945,304

Total Financials		193,574,485

Health Care (15.5%)
Biotechnology (4.7%)
Achillion Pharmaceuticals, Inc.*	37,400	176,528
Acorda Therapeutics, Inc.*	28,100	560,876
Affymax, Inc.*	49,700	222,656
Alexion Pharmaceuticals, Inc.*	100,480	6,436,749
Alkermes plc*	62,000	946,120
Allos Therapeutics, Inc.*	118,200	217,488
Alnylam Pharmaceuticals, Inc.*	20,900	137,313
AMAG Pharmaceuticals, Inc.*	13,853	204,470
Amarin Corp. plc (ADR)*	686,780	6,318,376
Anacor Pharmaceuticals, Inc.*	37,300	212,610
Anthera Pharmaceuticals, Inc.*	51,978	247,935
Ardea Biosciences, Inc.*	8,100	126,522
Arena Pharmaceuticals, Inc.*	75,100	108,895
ARIAD Pharmaceuticals, Inc.*	451,050	3,964,730
ArQule, Inc.*	30,200	152,510
Array BioPharma, Inc.*	92,500	181,300
AVEO Pharmaceuticals, Inc.*	231,273	3,559,291
AVI BioPharma, Inc.*	107,900	120,848
BioCryst Pharmaceuticals, Inc.*	56,500	155,940
BioMimetic Therapeutics, Inc.*	31,000	102,300
BioSante Pharmaceuticals, Inc.*	103,100	235,068
Biotime, Inc.*	27,400	120,834
Cell Therapeutics, Inc.*	130,800	138,648
Celldex Therapeutics, Inc.*	12,900	29,477
Cepheid, Inc.*	228,381	8,868,034
Chelsea Therapeutics International Ltd.*	38,800	141,620
Codexis, Inc.*	21,866	99,928
Cubist Pharmaceuticals, Inc.*	42,000	1,483,440
Curis, Inc.*	78,400	247,744
Cytori Therapeutics, Inc.*	28,800	84,960
Dyax Corp.*	129,700	163,422
Dynavax Technologies Corp.*	93,600	174,096
Emergent Biosolutions, Inc.*	17,500	270,025
Enzon Pharmaceuticals, Inc.*	37,800	266,112
Exact Sciences Corp.*	28,700	190,281
Exelixis, Inc.*	90,800	495,768
Genomic Health, Inc.*	10,000	219,800
Geron Corp.*	85,000	180,200
GTx, Inc.*	44,200	148,070
Halozyme Therapeutics, Inc.*	59,200	363,488
Idenix Pharmaceuticals, Inc.*	47,200	235,528
Immunogen, Inc.*	54,200	594,032
Immunomedics, Inc.*	58,400	186,880
Incyte Corp.*	210,395	2,939,218
Inhibitex, Inc.*	68,700	169,002
Insmed, Inc.*	21,600	110,160
InterMune, Inc.*	158,000	3,191,600
Ironwood Pharmaceuticals, Inc.*	245,170	2,647,836
Isis Pharmaceuticals, Inc.*	59,600	404,088
Keryx Biopharmaceuticals, Inc.*	47,100	141,300
Lexicon Pharmaceuticals, Inc.*	224,300	206,334
Ligand Pharmaceuticals, Inc., Class B*	12,650	173,052
MannKind Corp.*	103,055	390,578
Maxygen, Inc.	18,000	98,460
Medivation, Inc.*	24,400	414,312
Metabolix, Inc.*	35,400	155,052
Micromet, Inc.*	51,700	248,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Momenta Pharmaceuticals, Inc.*	33,100	$380,650
Nabi Biopharmaceuticals*	33,400	56,112
Neurocrine Biosciences, Inc.*	43,100	257,738
Novavax, Inc.*	60,400	97,244
NPS Pharmaceuticals, Inc.*	61,200	398,412
Nymox Pharmaceutical Corp.*	30,400	248,672
Oncothyreon, Inc.*	30,300	181,194
Onyx Pharmaceuticals, Inc.*	45,400	1,362,454
Opko Health, Inc.*	73,800	319,554
Orexigen Therapeutics, Inc.*	27,500	54,725
Osiris Therapeutics, Inc.*	32,000	163,840
PDL BioPharma, Inc.	101,200	561,660
Pharmacyclics, Inc.*	28,700	339,521
Pharmasset, Inc.*	71,824	5,916,143
Progenics Pharmaceuticals, Inc.*	33,600	192,864
Rigel Pharmaceuticals, Inc.*	49,200	362,112
Sangamo BioSciences, Inc.*	29,300	127,455
Savient Pharmaceuticals, Inc.*	45,800	187,780
Sciclone Pharmaceuticals, Inc.*	59,900	228,219
Seattle Genetics, Inc.*	65,900	1,256,054
SIGA Technologies, Inc.*	19,900	65,073
Spectrum Pharmaceuticals, Inc.*	37,400	285,362
Synta Pharmaceuticals Corp.*	47,400	154,050
Targacept, Inc.*	15,200	228,000
Theravance, Inc.*	44,500	896,230
Vanda Pharmaceuticals, Inc.*	15,603	77,235
Vical, Inc.*	58,300	144,584
Zalicus, Inc.*	96,700	94,824
ZIOPHARM Oncology, Inc.*	54,200	239,022

		65,256,847

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.*	14,700	336,777
ABIOMED, Inc.*	17,100	188,613
Accuray, Inc.*	48,667	195,641
Align Technology, Inc.*	39,300	596,181
Alimera Sciences, Inc.*	20,000	160,000
Alphatec Holdings, Inc.*	77,000	162,470
Analogic Corp.	8,700	395,067
AngioDynamics, Inc.*	11,400	149,796
ArthroCare Corp.*	17,200	494,844
Atrion Corp.	1,200	248,868
Cantel Medical Corp.	10,300	217,536
Conceptus, Inc.*	19,600	205,212
CONMED Corp.*	18,600	427,986
CryoLife, Inc.*	17,100	76,779
Cyberonics, Inc.*	18,300	517,890
Delcath Systems, Inc.*	21,000	70,140
DexCom, Inc.*	47,700	572,400
DynaVox, Inc., Class A*	36,500	131,400
Endologix, Inc.*	46,600	467,864
Exactech, Inc.*	2,000	28,160
Greatbatch, Inc.*	15,100	302,151
Haemonetics Corp.*	18,500	1,081,880
HeartWare International, Inc.*	8,600	553,926
ICU Medical, Inc.*	7,600	279,680
Insulet Corp.*	31,300	477,638
Integra LifeSciences Holdings Corp.*	14,300	511,511
Invacare Corp.	20,100	463,104
IRIS International, Inc.*	10,400	93,288
Kensey Nash Corp.*	5,800	142,100
MAKO Surgical Corp.*	183,540	6,280,739
Masimo Corp.	33,950	735,018
Medical Action Industries, Inc.*	13,200	66,660
Meridian Bioscience, Inc.	26,900	423,406
Merit Medical Systems, Inc.*	22,375	294,007
Natus Medical, Inc.*	18,100	172,131
Neogen Corp.*	14,400	499,968
Neoprobe Corp.*	76,000	224,960
NuVasive, Inc.*	25,900	442,113
NxStage Medical, Inc.*	395,147	8,242,766
OraSure Technologies, Inc.*	33,600	267,456
Orthofix International N.V.*	12,500	431,375
Palomar Medical Technologies, Inc.*	12,100	95,348
Quidel Corp.*	17,000	278,290
Rockwell Medical Technologies, Inc.*	17,700	144,432
RTI Biologics, Inc.*	36,200	119,098
Sirona Dental Systems, Inc.*	167,373	7,098,289
SonoSite, Inc.*	7,900	239,686
Spectranetics Corp.*	35,600	254,184
STAAR Surgical Co.*	31,400	244,920
Stereotaxis, Inc.*	74,100	82,251
STERIS Corp.	42,900	1,255,683
SurModics, Inc.*	21,900	199,290
Symmetry Medical, Inc.*	23,800	183,736
Synovis Life Technologies, Inc.*	7,400	123,580
Tornier N.V.*	9,400	192,606
Unilife Corp.*	31,400	131,880
Vascular Solutions, Inc.*	17,600	201,520
Volcano Corp.*	278,860	8,262,622
West Pharmaceutical Services, Inc.	21,900	812,490
Wright Medical Group, Inc.*	23,600	421,968
Young Innovations, Inc.	7,000	199,500
Zoll Medical Corp.*	14,100	532,134

		48,703,008

Health Care Providers & Services (4.6%)
Accretive Health, Inc.*	28,700	609,301
Air Methods Corp.*	7,000	445,690
Alliance HealthCare Services, Inc.*	86,800	98,952
Almost Family, Inc.*	4,600	76,498
Amedisys, Inc.*	17,900	265,278
American Dental Partners, Inc.*	13,800	133,308
AMN Healthcare Services, Inc.*	31,200	125,112
Amsurg Corp.*	22,416	504,360
Assisted Living Concepts, Inc., Class A	11,360	143,931
Bio-Reference Labs, Inc.*	15,800	290,878
BioScrip, Inc.*	30,700	195,252
Capital Senior Living Corp.*	30,800	190,036
CardioNet, Inc.*	15,855	47,565
Catalyst Health Solutions, Inc.*	178,000	10,268,820
Centene Corp.*	341,340	9,786,218
Chemed Corp.	14,500	796,920
Chindex International, Inc.*	13,100	115,411
Continucare Corp.*	49,200	313,896
Corvel Corp.*	5,900	250,750
Cross Country Healthcare, Inc.*	53,300	222,794
Emeritus Corp.*	21,891	308,663
Ensign Group, Inc.	11,700	270,387
ExamWorks Group, Inc.*	19,400	197,492
Five Star Quality Care, Inc.*	36,600	91,500
Gentiva Health Services, Inc.*	19,400	107,088
Hanger Orthopedic Group, Inc.*	20,000	377,800
HealthSouth Corp.*	64,900	968,957
Healthspring, Inc.*	264,726	9,651,910
Healthways, Inc.*	22,800	224,124
HMS Holdings Corp.*	524,522	12,793,092
IPC The Hospitalist Co., Inc.*	10,800	385,452
Kindred Healthcare, Inc.*	33,541	289,123
Landauer, Inc.	6,233	308,783
LHC Group, Inc.*	9,600	163,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Magellan Health Services, Inc.*	25,600	$1,236,480
MEDNAX, Inc.*	101,093	6,332,465
MedQuist Holdings, Inc.*	22,700	171,612
Molina Healthcare, Inc.*	16,350	252,444
MWI Veterinary Supply, Inc.*	8,900	612,498
National Healthcare Corp.	5,900	190,570
National Research Corp.	600	19,884
Owens & Minor, Inc.#	43,950	1,251,696
PharMerica Corp.*	19,300	275,411
Providence Service Corp.*	13,300	141,645
PSS World Medical, Inc.*	39,700	781,693
Select Medical Holdings Corp.*	36,419	242,915
Skilled Healthcare Group, Inc., Class A*	21,890	79,023
Sun Healthcare Group, Inc.*	16,900	45,630
Sunrise Senior Living, Inc.*	39,400	182,422
Team Health Holdings, Inc.*	19,100	313,622
Triple-S Management Corp., Class B*	11,700	195,975
U.S. Physical Therapy, Inc.	8,500	157,420
Universal American Corp.	23,000	231,380
Vanguard Health Systems, Inc.*	21,795	221,437
WellCare Health Plans, Inc.*	28,300	1,074,834

		65,030,173

Health Care Technology (1.1%)
athenahealth, Inc.*	24,950	1,485,772
Computer Programs & Systems, Inc.	6,500	429,975
Epocrates, Inc.*	14,200	127,942
HealthStream, Inc.*	21,200	271,996
MedAssets, Inc.*	26,400	253,704
Medidata Solutions, Inc.*	15,100	248,244
Merge Healthcare, Inc.*	37,800	230,202
Omnicell, Inc.*	23,800	327,964
Quality Systems, Inc.	13,900	1,348,300
SXC Health Solutions Corp.*	199,821	11,130,030
Transcend Services, Inc.*	12,400	279,496

		16,133,625

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	48,000	235,200
Albany Molecular Research, Inc.*	20,300	57,246
Caliper Life Sciences, Inc.*	46,400	485,808
Cambrex Corp.*	26,300	132,552
Complete Genomics, Inc.*	15,200	89,224
Enzo Biochem, Inc.*	32,500	83,525
eResearchTechnology, Inc.*	27,400	122,204
Fluidigm Corp.*	18,100	252,133
Luminex Corp.*	28,500	631,845
Pacific Biosciences of California, Inc.*	53,600	172,056
PAREXEL International Corp.*	42,277	800,304
Sequenom, Inc.*	64,100	326,269

		3,388,366

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc.*	17,404	59,174
Aegerion Pharmaceuticals, Inc.*	100	1,267
Akorn, Inc.*	39,100	305,371
Ampio Pharmaceuticals, Inc.*	32,000	212,800
Auxilium Pharmaceuticals, Inc.*	30,200	452,698
AVANIR Pharmaceuticals, Inc., Class A*	74,100	211,926
Cadence Pharmaceuticals, Inc.*	32,800	214,840
Columbia Laboratories, Inc.*	76,700	149,565
Corcept Therapeutics, Inc.*	56,200	174,220
Cornerstone Therapeutics, Inc.*	12,900	82,560
Depomed, Inc.*	45,000	243,000
Durect Corp.*	59,736	96,175
Endocyte, Inc.*	21,900	232,140
Hi-Tech Pharmacal Co., Inc.*	9,000	302,400
Impax Laboratories, Inc.*	256,738	4,598,177
ISTA Pharmaceuticals, Inc.*	33,300	114,885
Jazz Pharmaceuticals, Inc.*	15,800	656,016
Lannett Co., Inc.*	24,100	92,303
MAP Pharmaceuticals, Inc.*	11,500	168,130
Medicines Co.*	31,500	468,720
Medicis Pharmaceutical Corp., Class A	42,900	1,564,992
Nektar Therapeutics*	79,800	387,030
Obagi Medical Products, Inc.*	15,000	136,050
Optimer Pharmaceuticals, Inc.*	257,463	3,563,288
Pain Therapeutics, Inc.*	21,400	101,864
Par Pharmaceutical Cos., Inc.*	22,400	596,288
Pozen, Inc.*	50,300	121,223
Questcor Pharmaceuticals, Inc.*	41,400	1,128,564
Sagent Pharmaceuticals, Inc.*	9,400	190,256
Salix Pharmaceuticals Ltd.*	41,900	1,240,240
Santarus, Inc.*	51,800	144,522
Sucampo Pharmaceuticals, Inc., Class A*	21,600	80,568
ViroPharma, Inc.*	51,100	923,377
Vivus, Inc.*	53,400	430,938
XenoPort, Inc.*	19,800	116,820

		19,562,387

Total Health Care		218,074,406

Industrials (19.6%)
Aerospace & Defense (1.8%)
AAR Corp.	24,500	408,415
Aerovironment, Inc.*	11,100	312,465
American Science & Engineering, Inc.	6,082	371,306
Ceradyne, Inc.*	16,600	446,374
Cubic Corp.	12,600	492,282
Curtiss-Wright Corp.	29,400	847,602
DigitalGlobe, Inc.*	25,300	491,579
Ducommun, Inc.	8,200	122,836
Esterline Technologies Corp.*	21,300	1,104,192
GenCorp, Inc.*	31,800	142,782
GeoEye, Inc.*	15,000	425,250
HEICO Corp.	29,918	1,473,162
Hexcel Corp.*	604,094	13,386,723
KEYW Holding Corp.*	18,200	129,402
Kratos Defense & Security Solutions, Inc.*	30,218	203,065
LMI Aerospace, Inc.*	11,400	194,484
Moog, Inc., Class A*	30,800	1,004,696
National Presto Industries, Inc.	3,578	310,964
Orbital Sciences Corp.*	39,400	504,320
Taser International, Inc.*	66,100	284,891
Teledyne Technologies, Inc.*	25,200	1,231,272
Triumph Group, Inc.	27,000	1,315,980

		25,204,042

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	35,200	152,416
Atlas Air Worldwide Holdings, Inc.*	168,871	5,621,716
Forward Air Corp.	18,500	470,825
Hub Group, Inc., Class A*	24,700	698,269
Pacer International, Inc.*	6,500	24,375
Park-Ohio Holdings Corp.*	13,400	160,934

		7,128,535

Airlines (0.3%)
Alaska Air Group, Inc.*	26,400	1,486,056
Allegiant Travel Co.*	10,190	480,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Holdings, Inc.*	28,300	$119,143
JetBlue Airways Corp.*	176,800	724,880
Republic Airways Holdings, Inc.*	22,100	62,543
SkyWest, Inc.	34,100	392,491
Spirit Airlines, Inc.*	21,500	268,750
U.S. Airways Group, Inc.*	103,400	568,700

		4,102,818

Building Products (0.8%)
A.O. Smith Corp.	27,250	872,817
AAON, Inc.	13,050	205,538
Ameresco, Inc., Class A*	18,800	191,008
Ameron International Corp.	6,000	509,640
Apogee Enterprises, Inc.	14,500	124,555
Builders FirstSource, Inc.*	111,300	141,351
Gibraltar Industries, Inc.*	17,300	140,476
Griffon Corp.*	26,400	215,952
Insteel Industries, Inc.	14,800	149,036
NCI Building Systems, Inc.*	27,880	210,773
Quanex Building Products Corp.	25,200	275,940
Simpson Manufacturing Co., Inc.	319,660	7,969,124
Trex Co., Inc.*	10,900	174,727
Universal Forest Products, Inc.	14,900	358,345
USG Corp.*	51,200	344,576

		11,883,858

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	36,000	686,160
ACCO Brands Corp.*	29,400	140,238
American Reprographics Co.*	22,700	76,272
APAC Customer Services, Inc.*	32,200	274,344
Brink’s Co.	30,600	713,286
Casella Waste Systems, Inc., Class A*	40,000	210,400
Cenveo, Inc.*	40,000	120,400
Clean Harbors, Inc.*	32,414	1,662,838
CompX International, Inc.	19,200	243,840
Consolidated Graphics, Inc.*	6,700	244,751
Courier Corp.	21,900	143,226
Deluxe Corp.	33,300	619,380
EnergySolutions, Inc.*	50,600	178,618
EnerNOC, Inc.*	12,600	113,400
Ennis, Inc.	13,300	173,698
Fuel Tech, Inc.*	21,300	123,966
G&K Services, Inc., Class A	13,400	342,236
GEO Group, Inc.*	43,560	808,474
Healthcare Services Group, Inc.	44,700	721,458
Herman Miller, Inc.	39,300	701,898
Higher One Holdings, Inc.*	22,000	357,940
HNI Corp.	29,300	560,509
InnerWorkings, Inc.*	20,100	157,584
Interface, Inc., Class A	37,800	448,308
Kimball International, Inc., Class B	1,500	7,290
Knoll, Inc.	594,322	8,142,211
M&F Worldwide Corp.*	11,100	273,282
McGrath RentCorp	15,500	368,745
Metalico, Inc.*	40,900	159,510
Mine Safety Appliances Co.	18,800	506,848
Mobile Mini, Inc.*	32,000	526,080
Quad/Graphics, Inc.	18,100	327,067
Rollins, Inc.	44,100	825,111
Schawk, Inc.	11,000	108,570
Standard Parking Corp.*	21,731	339,873
Steelcase, Inc., Class A	47,800	301,618
Swisher Hygiene, Inc.*	60,700	245,835
Sykes Enterprises, Inc.*	24,228	362,209
Team, Inc.*	18,000	377,640
Tetra Tech, Inc.#*	44,700	837,678
TMS International Corp., Class A*	21,500	156,520
U.S. Ecology, Inc.	12,200	188,734
UniFirst Corp.	9,400	425,726
United Stationers, Inc.	34,890	950,752
Viad Corp.	9,800	166,404

		25,420,927

Construction & Engineering (0.4%)
Argan, Inc.*	12,000	122,160
Comfort Systems USA, Inc.	18,900	157,248
Dycom Industries, Inc.*	22,700	347,310
EMCOR Group, Inc.*	44,700	908,751
Furmanite Corp.*	32,800	177,448
Granite Construction, Inc.	27,700	519,929
Great Lakes Dredge & Dock Corp.	29,600	120,472
Insituform Technologies, Inc., Class A*	25,200	291,816
Layne Christensen Co.*	13,000	300,300
MasTec, Inc.*	40,300	709,683
Michael Baker Corp.*	15,200	290,776
MYR Group, Inc.*	11,500	202,860
Northwest Pipe Co.*	10,600	215,074
Orion Marine Group, Inc.*	17,100	98,667
Pike Electric Corp.*	20,700	140,139
Primoris Services Corp.	21,200	221,752
Tutor Perini Corp.	17,200	197,628

		5,022,013

Electrical Equipment (1.3%)
A123 Systems, Inc.*	46,400	159,616
Acuity Brands, Inc.	29,600	1,066,784
American Superconductor Corp.*	35,100	137,943
AMETEK, Inc.	311,540	10,271,474
AZZ, Inc.	7,900	306,283
Belden, Inc.	32,000	825,280
Brady Corp., Class A	33,300	880,119
Broadwind Energy, Inc.*	100,100	32,042
Capstone Turbine Corp.*	185,700	185,700
Coleman Cable, Inc.*	31,600	267,336
Encore Wire Corp.	12,200	251,076
Ener1, Inc.*	94,476	12,943
EnerSys*	36,000	720,720
Franklin Electric Co., Inc.	14,400	522,432
FuelCell Energy, Inc.*	128,500	107,927
Generac Holdings, Inc.*	13,700	257,697
Global Power Equipment Group, Inc.*	11,300	262,951
II-VI, Inc.*	37,100	649,250
Powell Industries, Inc.*	4,200	130,074
PowerSecure International, Inc.*	19,700	93,181
Preformed Line Products Co.	4,298	196,848
SatCon Technology Corp.*	74,500	70,775
Vicor Corp.	13,800	120,750
Woodward, Inc.	44,400	1,216,560

		18,745,761

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	13,000	626,600
Seaboard Corp.	200	360,398
Standex International Corp.	6,900	214,797
Tredegar Corp.	19,800	293,634

		1,495,429

Machinery (6.5%)
3D Systems Corp.*	30,800	430,892
Accuride Corp.*	29,000	148,480
Actuant Corp., Class A	438,100	8,652,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Alamo Group, Inc.	7,500	$155,925
Albany International Corp., Class A	16,700	304,775
Altra Holdings, Inc.*	16,800	194,376
American Railcar Industries, Inc.*	14,700	226,086
Ampco-Pittsburgh Corp.	6,300	128,835
Astec Industries, Inc.*	11,400	333,792
Badger Meter, Inc.	9,500	274,835
Barnes Group, Inc.	33,910	652,767
Blount International, Inc.*	30,600	408,816
Briggs & Stratton Corp.	35,000	472,850
Cascade Corp.	5,300	176,967
Chart Industries, Inc.*	199,400	8,408,698
CIRCOR International, Inc.	10,900	320,133
CLARCOR, Inc.	36,300	1,502,094
Colfax Corp.*	16,300	330,238
Columbus McKinnon Corp.*	11,300	123,848
Commercial Vehicle Group, Inc.*	16,000	105,120
Douglas Dynamics, Inc.	16,600	212,148
Dynamic Materials Corp.	11,200	176,400
Energy Recovery, Inc.*	63,800	192,038
EnPro Industries, Inc.*	12,800	379,904
ESCO Technologies, Inc.	16,900	430,950
Federal Signal Corp.	41,200	182,104
Flow International Corp.*	70,800	156,468
Force Protection, Inc.*	44,300	170,555
FreightCar America, Inc.*	7,300	105,193
Gorman-Rupp Co.	8,375	206,779
Graham Corp.	11,200	186,368
Greenbrier Cos., Inc.*	13,800	160,770
IDEX Corp.	303,160	9,446,466
John Bean Technologies Corp.	18,400	262,384
Joy Global, Inc.	144,390	9,007,048
Kadant, Inc.*	11,500	204,240
Kaydon Corp.	22,300	639,564
L.B. Foster Co., Class A	5,100	113,373
Lincoln Electric Holdings, Inc.	294,280	8,537,063
Lindsay Corp.	8,200	441,160
Meritor, Inc.*	65,800	464,548
Met-Pro Corp.	19,600	168,168
Middleby Corp.*	123,850	8,726,471
Miller Industries, Inc.	14,000	242,900
Mueller Industries, Inc.	26,000	1,003,340
Mueller Water Products, Inc., Class A	97,400	241,552
NACCO Industries, Inc., Class A	4,500	285,300
Omega Flex, Inc.*	13,700	182,210
PMFG, Inc.*	11,400	179,778
RBC Bearings, Inc.*	282,150	9,590,278
Robbins & Myers, Inc.	129,305	4,488,176
Sauer-Danfoss, Inc.*	13,000	375,700
Sun Hydraulics Corp.	12,000	244,560
Tecumseh Products Co., Class A*	14,800	107,892
Tennant Co.	13,800	488,106
Titan International, Inc.	30,200	453,000
Trimas Corp.*	13,700	203,445
Twin Disc, Inc.	10,000	266,700
Valmont Industries, Inc.	99,040	7,719,178
Wabash National Corp.*	37,700	179,829
Watts Water Technologies, Inc., Class A	19,092	508,802
Xerium Technologies, Inc.*	18,300	191,601

		90,874,511

Marine (0.9%)
Baltic Trading Ltd.	18,100	84,165
Eagle Bulk Shipping, Inc.*	80,500	126,385
Excel Maritime Carriers Ltd.*	120,600	250,848
Genco Shipping & Trading Ltd.*	56,200	438,922
International Shipholding Corp.	14,800	273,652
Kirby Corp.*	212,514	11,186,737
Ultrapetrol Bahamas Ltd.*	38,400	87,168

		12,447,877

Professional Services (1.9%)
Acacia Research Corp. - Acacia Technologies*	30,700	1,104,893
Advisory Board Co.*	10,500	677,565
Barrett Business Services, Inc.	15,300	213,282
CBIZ, Inc.*	21,100	139,049
CDI Corp.	14,200	151,656
Corporate Executive Board Co.	22,800	679,440
CoStar Group, Inc.*	244,546	12,709,056
CRA International, Inc.*	7,200	144,072
Dolan Co.*	15,800	142,042
Exponent, Inc.*	10,000	413,300
Franklin Covey Co.*	26,300	199,880
FTI Consulting, Inc.*	30,200	1,111,662
GP Strategies Corp.*	22,500	224,775
Heidrick & Struggles International, Inc.	11,100	182,595
Hill International, Inc.*	26,800	125,424
Hudson Highland Group, Inc.*	50,900	174,078
Huron Consulting Group, Inc.*	13,200	410,916
ICF International, Inc.*	10,900	205,029
Insperity, Inc.	14,100	313,725
Kelly Services, Inc., Class A	17,000	193,800
Kforce, Inc.*	20,200	198,162
Korn/Ferry International*	30,100	366,919
Mistras Group, Inc.*	16,000	280,960
Navigant Consulting, Inc.*	28,300	262,341
On Assignment, Inc.*	21,100	149,177
Pendrell Corp.*	128,800	289,800
Resources Connection, Inc.	26,700	261,126
Robert Half International, Inc.	220,400	4,676,888
RPX Corp.*	10,600	219,526
School Specialty, Inc.*	12,600	89,838
TrueBlue, Inc.*	28,300	320,639
VSE Corp.	5,800	150,104

		26,781,719

Road & Rail (1.5%)
Amerco, Inc.*	5,700	355,965
Arkansas Best Corp.	14,900	240,635
Avis Budget Group, Inc.*	68,100	658,527
Celadon Group, Inc.	12,800	113,664
Dollar Thrifty Automotive Group, Inc.*	20,600	1,159,780
Genesee & Wyoming, Inc., Class A*	209,020	9,723,610
Heartland Express, Inc.	37,900	513,924
Knight Transportation, Inc.	386,550	5,144,981
Marten Transport Ltd.	9,700	167,228
Old Dominion Freight Line, Inc.*	34,100	987,877
Patriot Transportation Holding, Inc.*	5,400	109,134
Quality Distribution, Inc.*	28,700	257,439
RailAmerica, Inc.*	14,261	185,821
Roadrunner Transportation Systems, Inc.*	13,600	186,592
Saia, Inc.*	9,800	103,096
Swift Transportation Co.*	56,900	366,436
Universal Truckload Services, Inc.	11,100	144,300
Werner Enterprises, Inc.	30,200	629,066
Zipcar, Inc.*	11,800	212,400

		21,260,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.8%)
Aceto Corp.	33,500	$177,215
Aircastle Ltd.	41,700	396,984
Applied Industrial Technologies, Inc.	28,300	768,628
Beacon Roofing Supply, Inc.*	33,000	527,670
CAI International, Inc.*	14,700	172,284
DXP Enterprises, Inc.*	12,200	229,726
H&E Equipment Services, Inc.*	16,000	132,000
Houston Wire & Cable Co.	13,700	157,413
Interline Brands, Inc.*	25,962	334,131
Kaman Corp.	16,500	459,525
Lawson Products, Inc.	19,000	256,880
MSC Industrial Direct Co., Class A	180,830	10,209,662
RSC Holdings, Inc.*	48,600	346,518
Rush Enterprises, Inc., Class A*	22,000	311,520
SeaCube Container Leasing Ltd.	17,700	214,701
TAL International Group, Inc.	14,300	356,642
Textainer Group Holdings Ltd.	10,600	214,968
Titan Machinery, Inc.*	11,000	196,900
United Rentals, Inc.*	507,810	8,551,520
Watsco, Inc.	19,300	986,230

		25,001,117

Total Industrials		275,369,082

Information Technology (18.5%)
Communications Equipment (1.6%)
ADTRAN, Inc.	346,383	9,165,294
Anaren, Inc.*	10,300	197,245
Arris Group, Inc.*	91,200	939,360
Aruba Networks, Inc.*	58,600	1,225,326
Aviat Networks, Inc.*	41,669	97,922
Bel Fuse, Inc., Class B	7,300	113,807
BigBand Networks, Inc.*	83,800	107,264
Black Box Corp.	11,400	243,390
Blue Coat Systems, Inc.*	26,400	366,432
Calix, Inc.*	27,000	210,600
Comtech Telecommunications Corp.	18,500	519,665
DG FastChannel, Inc.*	15,700	266,115
Digi International, Inc.*	16,700	183,700
Emcore Corp.*	118,200	117,018
Emulex Corp.*	54,500	348,800
Extreme Networks, Inc.*	67,500	178,875
Finisar Corp.*	64,300	1,127,822
Globecomm Systems, Inc.*	23,300	314,783
Harmonic, Inc.*	77,700	331,002
Infinera Corp.*	75,000	579,000
InterDigital, Inc.	32,800	1,527,824
Ixia*	20,450	156,852
KVH Industries, Inc.*	15,500	122,605
Loral Space & Communications, Inc.*	6,800	340,680
Meru Networks, Inc.*	16,400	133,660
NETGEAR, Inc.*	26,300	680,907
Oclaro, Inc.*	31,600	115,024
Oplink Communications, Inc.*	15,200	230,128
Opnext, Inc.*	70,500	88,125
Plantronics, Inc.	31,600	899,020
Powerwave Technologies, Inc.*	122,200	210,184
ShoreTel, Inc.*	29,380	146,312
Sonus Networks, Inc.*	133,400	289,478
Sycamore Networks, Inc.	12,890	232,665
Symmetricom, Inc.*	27,500	119,350
Tekelec*	42,900	259,116
ViaSat, Inc.*	26,000	866,060
Westell Technologies, Inc., Class A*	71,600	154,656

		23,206,066

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	20,400	157,896
Cray, Inc.*	22,900	121,599
Electronics for Imaging, Inc.*	29,449	396,678
Imation Corp.*	20,000	146,200
Immersion Corp.*	36,100	215,878
Intermec, Inc.*	36,100	235,372
Intevac, Inc.*	14,000	97,860
OCZ Technology Group, Inc.*	36,900	178,965
Quantum Corp.*	133,200	241,092
Rimage Corp.	11,600	146,740
Silicon Graphics International Corp.*	19,200	228,864
STEC, Inc.*	26,000	263,640
Stratasys, Inc.*	14,800	274,392
Super Micro Computer, Inc.*	15,300	191,709
Synaptics, Inc.*	22,500	537,750
Xyratex Ltd.	19,300	178,911

		3,613,546

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	15,400	140,140
Agilysys, Inc.*	16,300	116,219
Anixter International, Inc.	19,500	925,080
Benchmark Electronics, Inc.*	48,500	630,985
Brightpoint, Inc.*	45,000	414,450
Checkpoint Systems, Inc.*	25,900	351,722
Cognex Corp.	29,900	810,589
Coherent, Inc.*	17,800	764,688
CTS Corp.	20,100	163,413
Daktronics, Inc.	24,300	208,494
DDi Corp.	24,200	175,208
DTS, Inc.*	11,600	288,028
Echelon Corp.*	21,700	152,117
Electro Rent Corp.	15,800	218,198
Electro Scientific Industries, Inc.*	16,600	197,374
Fabrinet*	13,600	254,320
FARO Technologies, Inc.*	13,195	416,302
FEI Co.*	26,600	796,936
GSI Group, Inc.*	22,300	171,264
Insight Enterprises, Inc.*	33,600	508,704
Kemet Corp.*	31,700	226,655
Littelfuse, Inc.	14,200	570,982
Maxwell Technologies, Inc.*	15,800	290,878
Measurement Specialties, Inc.*	11,900	308,924
Mercury Computer Systems, Inc.*	17,600	202,400
Methode Electronics, Inc.	20,900	155,287
Microvision, Inc.*	68,100	46,315
MTS Systems Corp.	8,300	254,312
Multi-Fineline Electronix, Inc.*	7,050	140,577
NeoPhotonics Corp.*	30,500	209,840
Newport Corp.*	29,600	319,976
OSI Systems, Inc.*	11,000	368,720
Park Electrochemical Corp.	13,200	282,084
PC Connection, Inc.*	22,600	180,348
Plexus Corp.*	25,895	585,745
Power-One, Inc.*	48,800	219,600
Pulse Electronics Corp.	26,400	75,504
RadiSys Corp.*	19,200	117,504
Rofin-Sinar Technologies, Inc.*	19,200	368,640
Rogers Corp.*	11,300	442,169
Sanmina-SCI Corp.*	50,800	339,344
Scansource, Inc.*	16,900	499,564
SYNNEX Corp.*	18,000	471,600
TTM Technologies, Inc.*	50,711	482,262
Universal Display Corp.*	25,500	1,222,470
Viasystems Group, Inc.*	11,400	200,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vishay Precision Group, Inc.*	14,300	$188,474
X-Rite, Inc.*	55,600	207,388
Zygo Corp.*	20,800	240,448

		16,922,767

Internet Software & Services (1.9%)
Active Network, Inc.*	14,200	209,450
Ancestry.com, Inc.*	22,700	533,450
Bankrate, Inc.*	16,433	249,946
comScore, Inc.*	22,900	386,323
Constant Contact, Inc.*	20,500	354,445
Cornerstone OnDemand, Inc.*	14,500	181,830
DealerTrack Holdings, Inc.*	618,409	9,690,469
Demand Media, Inc.*	19,300	154,400
Dice Holdings, Inc.*	34,800	272,136
Digital River, Inc.*	27,000	559,710
EarthLink, Inc.	75,000	489,750
Envestnet, Inc.*	17,300	173,000
InfoSpace, Inc.*	17,200	143,792
Internap Network Services Corp.*	37,000	182,040
IntraLinks Holdings, Inc.*	22,900	171,979
j2 Global Communications, Inc.	32,900	885,010
Keynote Systems, Inc.	11,900	251,447
KIT Digital, Inc.*	19,000	159,600
Limelight Networks, Inc.*	32,900	77,644
Liquidity Services, Inc.*	11,900	381,633
LivePerson, Inc.*	37,800	376,110
LogMeIn, Inc.*	14,600	484,866
LoopNet, Inc.*	14,000	239,820
Marchex, Inc., Class B	25,200	214,200
Move, Inc.*	97,100	140,795
NIC, Inc.	45,895	525,498
OpenTable, Inc.*	97,005	4,463,200
Openwave Systems, Inc.*	69,800	108,888
Perficient, Inc.*	19,100	139,812
QuinStreet, Inc.*	12,700	131,445
RealNetworks, Inc.	16,150	136,144
Responsys, Inc.*	16,000	172,480
RightNow Technologies, Inc.*	19,500	644,475
Saba Software, Inc.*	31,400	180,864
SciQuest, Inc.*	15,300	228,582
Stamps.com, Inc.	11,900	243,236
support.com, Inc.*	33,800	66,924
TechTarget, Inc.*	29,000	165,590
Travelzoo, Inc.*	4,400	96,756
United Online, Inc.	50,400	263,592
ValueClick, Inc.*	52,500	816,900
Vocus, Inc.*	11,000	184,360
Web.com Group, Inc.*	24,300	169,614
XO Group, Inc.*	22,000	179,740
Zix Corp.*	59,300	158,331

		26,040,276

IT Services (1.3%)
Acxiom Corp.*	58,200	619,248
CACI International, Inc., Class A*	21,900	1,093,686
Cardtronics, Inc.*	30,900	708,228
Cass Information Systems, Inc.	4,100	127,305
CIBER, Inc.*	49,600	150,288
Computer Task Group, Inc.*	20,900	233,453
Convergys Corp.*	75,500	708,190
CSG Systems International, Inc.*	22,600	285,664
Echo Global Logistics, Inc.*	14,500	192,850
Euronet Worldwide, Inc.*	30,640	482,274
ExlService Holdings, Inc.*	10,400	228,800
Forrester Research, Inc.	10,500	341,355
Global Cash Access Holdings, Inc.*	74,600	190,976
Hackett Group, Inc.*	42,200	157,406
Heartland Payment Systems, Inc.	26,700	526,524
iGATE Corp.	15,100	174,254
Jack Henry & Associates, Inc.	60,100	1,741,698
Lionbridge Technologies, Inc.*	29,191	71,810
ManTech International Corp., Class A	14,700	461,286
MAXIMUS, Inc.	23,460	818,754
MoneyGram International, Inc.*	76,800	178,944
NCI, Inc., Class A*	6,700	79,931
Ness Technologies, Inc.*	34,100	261,206
Sapient Corp.	78,400	794,976
ServiceSource International, Inc.*	13,800	182,298
Stream Global Services, Inc.*	22,900	47,174
Syntel, Inc.	11,050	477,250
TeleTech Holdings, Inc.*	18,400	280,416
TNS, Inc.*	13,700	257,560
Unisys Corp.*	27,589	432,871
VeriFone Systems, Inc.*	137,160	4,803,343
Virtusa Corp.*	15,200	200,640
Wright Express Corp.*	26,000	989,040

		18,299,698

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Analogic Technologies, Inc.*	33,400	144,622
Advanced Energy Industries, Inc.*	24,400	210,328
Alpha & Omega Semiconductor Ltd.*	13,000	106,730
Amkor Technology, Inc.*	73,200	319,152
ANADIGICS, Inc.*	120,800	260,928
Applied Micro Circuits Corp.*	42,100	226,077
ATMI, Inc.*	20,400	322,728
Axcelis Technologies, Inc.*	119,100	142,920
AXT, Inc.*	27,200	137,088
Brooks Automation, Inc.	40,700	331,705
Cabot Microelectronics Corp.*	17,000	584,630
Cavium, Inc.*	34,800	939,948
CEVA, Inc.*	16,600	403,546
Cirrus Logic, Inc.*	48,500	714,890
Cohu, Inc.	12,200	120,536
CSR plc (ADR)*	4,918	63,838
Cymer, Inc.*	21,000	780,780
Diodes, Inc.*	21,300	381,696
DSP Group, Inc.*	31,200	184,080
Entegris, Inc.*	88,900	567,182
Entropic Communications, Inc.*	61,500	253,995
Exar Corp.*	23,600	134,756
Fairchild Semiconductor International, Inc.*	722,565	7,803,702
FormFactor, Inc.*	33,700	209,951
FSI International, Inc.*	49,400	93,366
GSI Technology, Inc.*	32,000	157,440
GT Advanced Technologies, Inc.*	90,378	634,453
Hittite Microwave Corp.*	136,980	6,670,926
Inphi Corp.*	12,600	110,502
Integrated Device Technology, Inc.*	103,800	534,570
Integrated Silicon Solution, Inc.*	21,100	164,791
International Rectifier Corp.*	292,700	5,450,074
IXYS Corp.*	21,400	232,832
Kopin Corp.*	54,100	185,563
Kulicke & Soffa Industries, Inc.*	41,400	308,844
Lattice Semiconductor Corp.*	68,400	359,100
LTX-Credence Corp.*	31,300	165,577
Magnachip Semiconductor Corp.*	380,811	2,559,050
MaxLinear, Inc., Class A*	37,800	244,188
Mellanox Technologies Ltd.*	262,530	8,196,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Micrel, Inc.	32,500	$307,775
Microsemi Corp.*	56,300	899,674
Mindspeed Technologies, Inc.*	22,800	118,560
MIPS Technologies, Inc.*	43,700	211,508
MKS Instruments, Inc.	34,800	755,508
Monolithic Power Systems, Inc.*	22,700	231,086
MoSys, Inc.*	39,300	143,838
Nanometrics, Inc.*	17,800	258,100
Netlogic Microsystems, Inc.*	153,768	7,397,778
NVE Corp.*	3,300	200,178
OmniVision Technologies, Inc.*	38,600	541,944
PDF Solutions, Inc.*	42,800	174,624
Pericom Semiconductor Corp.*	16,800	124,488
Photronics, Inc.*	42,100	209,658
PLX Technology, Inc.*	27,200	81,872
Power Integrations, Inc.	17,900	547,919
Rambus, Inc.*	70,500	987,000
RF Micro Devices, Inc.*	187,700	1,190,018
Rudolph Technologies, Inc.*	23,100	154,539
Semtech Corp.*	46,400	979,040
Sigma Designs, Inc.*	17,200	134,848
Silicon Image, Inc.*	44,300	260,041
Spansion, Inc., Class A*	36,100	441,142
Standard Microsystems Corp.*	14,600	283,240
Supertex, Inc.*	6,692	115,772
Teradyne, Inc.*	681,310	7,501,223
Tessera Technologies, Inc.*	32,600	389,244
TriQuint Semiconductor, Inc.*	116,100	582,822
Ultra Clean Holdings, Inc.*	22,500	96,525
Ultratech, Inc.*	16,700	286,405
Veeco Instruments, Inc.*	27,188	663,387
Volterra Semiconductor Corp.*	14,800	284,604

		67,967,631

Software (7.4%)
Accelrys, Inc.*	35,661	216,106
ACI Worldwide, Inc.*	24,200	666,468
Actuate Corp.*	30,300	167,256
Advent Software, Inc.*	21,000	437,850
American Software, Inc., Class A	27,600	200,100
Aspen Technology, Inc.*	689,087	10,522,358
Blackbaud, Inc.	28,900	643,603
Blackboard, Inc.*	23,400	1,045,044
Bottomline Technologies, Inc.*	23,900	481,346
BroadSoft, Inc.*	16,200	491,670
Cadence Design Systems, Inc.*	1,314,500	12,145,980
CommVault Systems, Inc.*	31,600	1,171,096
Concur Technologies, Inc.*	32,000	1,191,040
Convio, Inc.*	24,000	201,840
Deltek, Inc.*	23,700	142,437
DemandTec, Inc.*	19,100	124,914
Digimarc Corp.*	8,100	205,578
Ebix, Inc.*	18,009	264,732
EPIQ Systems, Inc.	20,700	259,371
ePlus, Inc.*	9,900	244,233
Fair Isaac Corp.	28,400	619,972
FalconStor Software, Inc.*	35,800	104,536
Fortinet, Inc.*	358,117	6,016,366
Glu Mobile, Inc.*	59,500	125,545
Guidance Software, Inc.*	33,000	214,170
Informatica Corp.*	159,290	6,522,925
Interactive Intelligence Group*	9,800	266,070
JDA Software Group, Inc.*	31,527	738,993
Kenexa Corp.*	16,500	258,060
Magma Design Automation, Inc.*	60,900	277,095
Manhattan Associates, Inc.*	14,900	492,892
Mentor Graphics Corp.*	80,700	776,334
MICROS Systems, Inc.*	207,210	9,098,591
MicroStrategy, Inc., Class A*	5,900	673,013
Monotype Imaging Holdings, Inc.*	18,000	218,340
Motricity, Inc.*	44,300	74,867
NetScout Systems, Inc.*	26,800	306,056
NetSuite, Inc.*	19,500	526,695
Opnet Technologies, Inc.	8,900	310,699
Parametric Technology Corp.*	84,100	1,293,458
Pegasystems, Inc.	12,700	388,747
Progress Software Corp.*	43,650	766,057
PROS Holdings, Inc.*	20,200	260,378
QLIK Technologies, Inc.*	342,047	7,408,738
Quest Software, Inc.*	43,931	697,624
RealD, Inc.*	27,900	260,865
RealPage, Inc.*	21,800	445,810
Renaissance Learning, Inc.	14,256	239,216
Rosetta Stone, Inc.*	17,600	161,040
S1 Corp.*	35,400	324,618
SeaChange International, Inc.*	16,900	130,130
Smith Micro Software, Inc.*	22,800	34,656
SolarWinds, Inc.*	444,840	9,795,377
Sourcefire, Inc.*	18,200	487,032
SS&C Technologies Holdings, Inc.*	18,100	258,649
SuccessFactors, Inc.*	56,700	1,303,533
Synchronoss Technologies, Inc.*	19,000	473,290
Take-Two Interactive Software, Inc.*	46,600	592,752
Taleo Corp., Class A*	239,818	6,168,119
TeleCommunication Systems, Inc., Class A*	67,700	233,565
TeleNav, Inc.*	17,200	152,564
THQ, Inc.*	47,478	82,137
TIBCO Software, Inc.*	418,140	9,362,155
TiVo, Inc.*	83,700	781,758
Tyler Technologies, Inc.*	24,100	609,248
Ultimate Software Group, Inc.*	19,200	897,024
VASCO Data Security International, Inc.*	20,900	106,799
Verint Systems, Inc.*	15,200	399,608
VirnetX Holding Corp.*	31,200	467,688
Wave Systems Corp., Class A*	57,000	133,380
Websense, Inc.*	28,200	487,860

		103,648,116

Total Information Technology		259,698,100

Materials (3.1%)
Chemicals (1.9%)
A. Schulman, Inc.	18,100	307,519
American Vanguard Corp.	23,000	256,680
Arch Chemicals, Inc.	16,000	750,720
Balchem Corp.	20,800	776,048
Calgon Carbon Corp.*	36,300	528,891
Chemtura Corp.*	69,100	693,073
Ferro Corp.*	55,554	341,657
Flotek Industries, Inc.*	35,800	167,186
FutureFuel Corp.	20,400	212,160
Georgia Gulf Corp.*	21,600	298,728
H.B. Fuller Co.	41,600	757,952
Hawkins, Inc.	6,600	210,144
Innophos Holdings, Inc.	14,100	562,167
Innospec, Inc.*	17,000	411,570
KMG Chemicals, Inc.	13,000	160,160
Koppers Holdings, Inc.	13,500	345,735
Kraton Performance Polymers, Inc.*	22,900	370,522
Landec Corp.*	31,300	166,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
LSB Industries, Inc.*	11,500	$329,705
Minerals Technologies, Inc.	15,100	743,977
NewMarket Corp.	6,400	971,968
NL Industries, Inc.	13,200	165,396
Olin Corp.	56,600	1,019,366
OM Group, Inc.*	24,600	638,862
Omnova Solutions, Inc.*	27,800	99,524
PolyOne Corp.	428,500	4,589,235
Quaker Chemical Corp.	7,000	181,440
Senomyx, Inc.*	40,800	143,208
Sensient Technologies Corp.	35,600	1,158,780
Solutia, Inc.*	601,290	7,726,577
Spartech Corp.*	23,400	74,880
Stepan Co.	5,800	389,644
STR Holdings, Inc.*	18,100	146,791
TPC Group, Inc.*	11,500	230,920
Zep, Inc.	11,600	174,232
Zoltek Cos., Inc.*	17,300	111,239

		26,213,172

Construction Materials (0.1%)
Eagle Materials, Inc.	31,900	531,135
Headwaters, Inc.*	100	144
Texas Industries, Inc.	15,300	485,622
United States Lime & Minerals, Inc.*	3,600	143,640

		1,160,541

Containers & Packaging (0.1%)
AEP Industries, Inc.*	10,000	222,000
Boise, Inc.	70,100	362,417
Graphic Packaging Holding Co.*	93,878	323,879
Myers Industries, Inc.	19,600	198,940

		1,107,236

Metals & Mining (0.7%)
A.M. Castle & Co.*	12,900	141,126
AMCOL International Corp.	18,000	431,820
Century Aluminum Co.*	40,700	363,858
Coeur d’Alene Mines Corp.*	65,370	1,401,533
General Moly, Inc.*	59,200	171,680
Globe Specialty Metals, Inc.	45,200	656,304
Gold Resource Corp.	20,400	339,660
Golden Minerals Co.*	13,600	101,184
Golden Star Resources Ltd.*	164,800	306,528
Haynes International, Inc.	7,000	304,150
Hecla Mining Co.*	195,400	1,047,344
Horsehead Holding Corp.*	30,500	226,310
Jaguar Mining, Inc.*	53,700	252,390
Kaiser Aluminum Corp.	10,200	451,656
Materion Corp.*	14,300	324,324
Metals USA Holdings Corp.*	12,300	110,085
Midway Gold Corp.*	143,200	287,832
Noranda Aluminum Holding Corp.*	24,300	202,905
Olympic Steel, Inc.	6,900	116,886
Paramount Gold and Silver Corp.*	84,100	198,476
RTI International Metals, Inc.*	19,000	443,080
Stillwater Mining Co.*	73,975	628,787
Thompson Creek Metals Co., Inc.*	114,000	691,980
U.S. Energy Corp./Wyoming*	38,700	89,397
U.S. Gold Corp.*	70,100	281,101
Universal Stainless & Alloy Products, Inc.*	6,000	152,520
Vista Gold Corp.*	99,500	332,330
Worthington Industries, Inc.	41,799	583,932

		10,639,178

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	26,200	631,682
Clearwater Paper Corp.*	14,028	476,671
Deltic Timber Corp.	7,100	423,728
KapStone Paper and Packaging Corp.*	23,800	330,582
Louisiana-Pacific Corp.*	79,600	405,960
Neenah Paper, Inc.	9,400	133,292
P.H. Glatfelter Co.	29,400	388,374
Schweitzer-Mauduit International, Inc.	11,400	636,918
Verso Paper Corp.*	65,800	109,886
Wausau Paper Corp.	29,100	185,949

		3,723,042

Total Materials		42,843,169

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.1%)
8x8, Inc.*	66,800	271,876
AboveNet, Inc.	16,300	873,680
Alaska Communications Systems Group, Inc.	42,100	276,176
Atlantic Tele-Network, Inc.	8,300	272,904
Boingo Wireless, Inc.*	30,800	220,220
Cincinnati Bell, Inc.*	152,000	469,680
Cogent Communications Group, Inc.*	31,300	420,985
Consolidated Communications Holdings, Inc.	14,700	265,335
Fairpoint Communications, Inc.*	25,300	108,790
General Communication, Inc., Class A*	31,200	255,840
Global Crossing Ltd.*	22,650	541,561
Globalstar, Inc.*	112,300	45,931
IDT Corp., Class B	12,200	248,880
Iridium Communications, Inc.*	21,800	135,160
Neutral Tandem, Inc.*	21,950	212,476
PAETEC Holding Corp.*	91,196	482,427
Premiere Global Services, Inc.*	34,199	219,557
SureWest Communications	17,200	180,084
Towerstream Corp.*	67,700	173,312
tw telecom, Inc.*	631,040	10,424,781
Vonage Holdings Corp.*	78,500	204,100

		16,303,755

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	43,800	302,220
NTELOS Holdings Corp.	18,000	319,140
Shenandoah Telecommunications Co.	13,764	153,331
USA Mobility, Inc.	12,643	166,888

		941,579

Total Telecommunication Services		17,245,334

Utilities (2.0%)
Electric Utilities (0.8%)
Allete, Inc.	20,200	739,926
Central Vermont Public Service Corp.	10,000	352,100
Cleco Corp.	43,600	1,488,504
El Paso Electric Co.	36,300	1,164,867
Empire District Electric Co.	24,525	475,295
IDACORP, Inc.	35,300	1,333,634
MGE Energy, Inc.	15,400	626,318
Otter Tail Corp.	25,300	462,990
PNM Resources, Inc.	58,000	952,940
Portland General Electric Co.	49,600	1,175,024
UIL Holdings Corp.	34,050	1,121,266
UniSource Energy Corp.	26,300	949,167
Unitil Corp.	7,300	187,464

		11,029,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.7%)
Chesapeake Utilities Corp.	4,560	$182,902
Laclede Group, Inc.	14,800	573,500
New Jersey Resources Corp.	32,900	1,400,553
Nicor, Inc.	33,800	1,859,338
Northwest Natural Gas Co.	17,300	762,930
Piedmont Natural Gas Co., Inc.#	48,400	1,398,276
South Jersey Industries, Inc.	19,900	990,025
Southwest Gas Corp.	29,900	1,081,483
WGL Holdings, Inc.	37,000	1,445,590

		9,694,597

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	49,200	698,148
Dynegy, Inc.*	65,500	269,860
Ormat Technologies, Inc.	12,900	207,432

		1,175,440

Multi-Utilities (0.2%)
Avista Corp.	41,400	987,390
Black Hills Corp.	26,000	796,640
CH Energy Group, Inc.	10,900	568,653
NorthWestern Corp.	24,091	769,466

		3,122,149

Water Utilities (0.2%)
American States Water Co.	17,300	586,989
Artesian Resources Corp., Class A	10,300	180,353
Cadiz, Inc.*	2,138	16,912
California Water Service Group	25,800	456,918
Connecticut Water Service, Inc.	9,000	225,180
Consolidated Water Co., Ltd.	43,300	341,204
Middlesex Water Co.	11,700	199,719
Pennichuck Corp.	1,027	28,735
SJW Corp.	16,600	361,382
York Water Co.	10,300	166,654

		2,564,046

Total Utilities		27,585,727

Total Common Stocks (99.0%) (Cost $1,259,936,924)		1,388,787,791

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $180,513)	16,100	175,812

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$14,400	9,782

Total Financials		9,782

Total Corporate Bonds		9,782

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		9,782

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*† (Cost $—)	11,400	$10,830

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 12/31/49* (Cost $—)	7,020	—

Total Investments (99.0%)
(Cost $1,260,131,837)		1,388,984,215
Other Assets Less Liabilities (1.0%)		14,482,221

Net Assets (100%)		$1,403,466,436

*	Non-income producing.

†	Securities (totaling $10,830 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 1,043,731

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	75	December-11	$5,134,748	$4,811,250	$(323,498)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$223,901,842	$—	$—	$223,901,842
Consumer Staples	30,887,005	—	—	30,887,005
Energy	99,608,641	—	—	99,608,641
Financials	193,574,485	—	—	193,574,485
Health Care	218,074,406	—	—	218,074,406
Industrials	275,369,082	—	—	275,369,082
Information Technology	259,698,100	—	—	259,698,100
Materials	42,843,169	—	—	42,843,169
Telecommunication Services	17,245,334	—	—	17,245,334
Utilities	27,585,727	—	—	27,585,727
Corporate Bonds
Financials	—	9,782	—	9,782
Investment Companies
Investment Companies	175,812	—	—	175,812
Rights
Health Care	—	—	10,830	10,830
Warrants
Energy	—	—	—	—

Total Assets	$1,388,963,603	$9,782	$10,830	$1,388,984,215

Liabilities:
Futures	$(323,498)	$—	$—	$(323,498)

Total Liabilities	$(323,498)	$—	$—	$(323,498)

Total	$1,388,640,105	$9,782	$10,830	$1,388,660,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Corporate Bonds- Financials	Investments in Rights – Health Care
Balance as of 12/31/10	$109,383	$14,496	$—
Total gains or losses (realized/unrealized) included in earnings	(17,980)	—	10,830
Purchases	—	—	—
Sales	(91,403)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(14,496)	—

Balance as of 9/30/11	$—	$—	$10,830

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$—	$10,830

Investment security transactions for the nine months ended September 30,2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$707,618,417
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$728,103,226

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,568,080
Aggregate gross unrealized depreciation	(162,826,766)

Net unrealized appreciation	$111,741,314

Federal income tax cost of investments	$1,277,242,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (1.9%)
American Axle & Manufacturing Holdings, Inc.*	6,743	$51,449
Amerigon, Inc.*	2,223	28,299
Autoliv, Inc.	51,000	2,473,500
Cooper Tire & Rubber Co.	6,279	68,378
Dana Holding Corp.*	14,488	152,124
Dorman Products, Inc.*	1,096	36,256
Drew Industries, Inc.	40,454	808,271
Exide Technologies, Inc.*	7,586	30,344
Fuel Systems Solutions, Inc.*	1,671	32,100
Gentex Corp.	101,150	2,432,658
Modine Manufacturing Co.*	4,700	42,582
Motorcar Parts of America, Inc.*	1,157	9,522
Shiloh Industries, Inc.	427	3,830
Spartan Motors, Inc.	3,491	14,418
Standard Motor Products, Inc.	2,008	26,044
Stoneridge, Inc.*	2,633	13,744
Superior Industries International, Inc.	2,340	36,153
Tenneco, Inc.*	5,989	153,378
Tower International, Inc.*	616	6,351

		6,419,401

Automobiles (1.0%)
Thor Industries, Inc.	127,000	2,813,050
Winnebago Industries, Inc.*	74,388	514,765

		3,327,815

Distributors (0.1%)
Audiovox Corp., Class A*	1,928	10,585
Core-Mark Holding Co., Inc.*	1,127	34,520
Pool Corp.	4,859	127,208
Weyco Group, Inc.	734	16,368

		188,681

Diversified Consumer Services (1.5%)
American Public Education, Inc.*	1,810	61,540
Archipelago Learning, Inc.*	1,278	10,735
Ascent Capital Group, Inc., Class A*	1,410	55,441
Bridgepoint Education, Inc.*	1,813	31,619
Cambium Learning Group, Inc.*	1,244	3,720
Capella Education Co.*	1,595	45,266
Coinstar, Inc.*	3,112	124,480
Corinthian Colleges, Inc.*	7,944	12,393
Grand Canyon Education, Inc.*	2,913	47,045
Hillenbrand, Inc.	89,321	1,643,506
K12, Inc.*	2,620	66,705
Lincoln Educational Services Corp.	2,241	18,130
Mac-Gray Corp.	1,233	15,918
Matthews International Corp., Class A	2,987	91,880
National American University Holdings, Inc.	765	5,477
Regis Corp.	153,667	2,165,168
Sotheby’s, Inc.	6,733	185,629
Steiner Leisure Ltd.*	1,505	61,359
Stewart Enterprises, Inc., Class A	7,801	46,416
Strayer Education, Inc.	1,233	94,534
Universal Technical Institute, Inc.*	2,127	28,906

		4,815,867

Hotels, Restaurants & Leisure (0.8%)
AFC Enterprises, Inc.*	2,518	29,788
Ambassadors Group, Inc.	1,763	10,102
Ameristar Casinos, Inc.	3,229	51,825
Benihana, Inc., Class A*	1,242	10,694
Biglari Holdings, Inc.*	124	36,752
BJ’s Restaurants, Inc.*	2,421	106,790
Bob Evans Farms, Inc.	3,033	86,501
Boyd Gaming Corp.*	5,548	27,185
Bravo Brio Restaurant Group, Inc.*	1,925	32,032
Buffalo Wild Wings, Inc.*	1,850	110,630
Caribou Coffee Co., Inc.*	1,264	14,941
Carrols Restaurant Group, Inc.*	1,096	9,754
CEC Entertainment, Inc.	1,957	55,716
Cheesecake Factory, Inc.*	5,752	141,787
Churchill Downs, Inc.	1,245	48,592
Cracker Barrel Old Country Store, Inc.	2,314	92,745
Denny’s Corp.*	10,083	33,576
DineEquity, Inc.*	1,565	60,237
Domino’s Pizza, Inc.*	6,149	167,560
Einstein Noah Restaurant Group, Inc.	615	7,890
Gaylord Entertainment Co.*	3,632	70,243
International Speedway Corp., Class A	2,918	66,647
Interval Leisure Group, Inc.*	4,049	53,933
Isle of Capri Casinos, Inc.*	2,001	9,685
Jack in the Box, Inc.*	4,588	91,393
Jamba, Inc.*	5,981	7,716
Krispy Kreme Doughnuts, Inc.*	5,932	40,456
Life Time Fitness, Inc.*	4,213	155,249
Luby’s, Inc.*	1,666	6,831
Marcus Corp.	2,132	21,213
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,373	9,501
Monarch Casino & Resort, Inc.*	956	9,350
Morgans Hotel Group Co.*	2,245	13,448
Multimedia Games Holding Co., Inc.*	2,322	9,381
O’Charleys, Inc.*	1,791	10,639
Orient-Express Hotels Ltd., Class A*	9,682	66,903
P.F. Chang’s China Bistro, Inc.	2,248	61,236
Papa John’s International, Inc.*	1,978	60,131
Peet’s Coffee & Tea, Inc.*	1,291	71,831
Pinnacle Entertainment, Inc.*	6,110	55,479
Red Lion Hotels Corp.*	1,387	9,307
Red Robin Gourmet Burgers, Inc.*	1,316	31,702
Ruby Tuesday, Inc.*	6,491	46,476
Ruth’s Hospitality Group, Inc.*	3,713	15,929
Scientific Games Corp., Class A*	5,886	41,908
Shuffle Master, Inc.*	5,496	46,221
Six Flags Entertainment Corp.	4,131	114,511
Sonic Corp.*	6,273	44,350
Speedway Motorsports, Inc.	1,238	14,955
Texas Roadhouse, Inc.	6,327	83,643
Town Sports International Holdings, Inc.*	1,983	14,397
Vail Resorts, Inc.	3,580	135,288

		2,625,049

Household Durables (1.4%)
American Greetings Corp., Class A	4,076	75,406
Beazer Homes USA, Inc.*	7,662	11,570
Blyth, Inc.	532	29,499
Cavco Industries, Inc.*	661	22,765
CSS Industries, Inc.	809	13,494
D.R. Horton, Inc.	68,900	622,856
Ethan Allen Interiors, Inc.	32,456	441,726
Furniture Brands International, Inc.*	4,264	8,784
Helen of Troy Ltd.*	3,115	78,249
Hooker Furniture Corp.	73,934	669,103
Hovnanian Enterprises, Inc., Class A*	6,194	7,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
iRobot Corp.*	2,395	$60,258
KB Home	7,778	45,579
La-Z-Boy, Inc.*	180,552	1,337,890
Libbey, Inc.*	1,979	20,859
Lifetime Brands, Inc.	848	8,175
M.D.C. Holdings, Inc.	38,729	656,069
M/I Homes, Inc.*	61,532	369,807
Meritage Homes Corp.*	2,845	43,073
Ryland Group, Inc.	4,531	48,255
Sealy Corp.*	4,846	7,172
Skullcandy, Inc.*	872	12,321
Skyline Corp.	726	6,933
Standard Pacific Corp.*	10,610	26,207
Universal Electronics, Inc.*	1,522	24,946
Zagg, Inc.*	2,148	21,308

		4,669,861

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,405	5,580
Blue Nile, Inc.*	1,303	45,970
Geeknet, Inc.*	428	8,654
HSN, Inc.*	4,026	133,381
Nutrisystem, Inc.	2,789	33,775
Orbitz Worldwide, Inc.*	2,362	5,125
Overstock.com, Inc.*	1,187	11,003
PetMed Express, Inc.	2,247	20,223
Shutterfly, Inc.*	2,960	121,893
U.S. Auto Parts Network, Inc.*	1,302	6,601
Valuevision Media, Inc., Class A*	4,071	9,608

		401,813

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.*	1,225	17,750
Black Diamond, Inc.*	1,233	8,039
Brunswick Corp.	89,503	1,256,622
Callaway Golf Co.	6,093	31,501
Eastman Kodak Co.*	27,211	21,227
JAKKS Pacific, Inc.	2,754	52,188
Johnson Outdoors, Inc., Class A*	416	6,398
Leapfrog Enterprises, Inc.*	4,300	14,491
Marine Products Corp.*	1,127	3,854
Smith & Wesson Holding Corp.*	6,353	16,010
Steinway Musical Instruments, Inc.*	617	13,303
Sturm Ruger & Co., Inc.	1,902	49,414
Summer Infant, Inc.*	1,276	8,422

		1,499,219

Media (0.4%)
AH Belo Corp., Class A	1,719	7,220
Arbitron, Inc.	2,678	88,588
Belo Corp., Class A	9,390	45,917
Central European Media Enterprises Ltd., Class A*	3,671	28,671
Cinemark Holdings, Inc.	9,356	176,641
Crown Media Holdings, Inc., Class A*	3,207	4,586
Cumulus Media, Inc., Class A*	3,427	9,733
Entercom Communications Corp., Class A*	2,360	12,390
Entravision Communications Corp., Class A*	4,774	4,869
EW Scripps Co., Class A*	3,360	23,520
Fisher Communications, Inc.*	871	19,458
Global Sources Ltd.*	1,239	8,388
Gray Television, Inc.*	4,856	7,575
Harte-Hanks, Inc.	4,410	37,397
interCLICK, Inc.*	2,025	11,239
Journal Communications, Inc., Class A*	4,614	13,704
Knology, Inc.*	3,054	39,641
LIN TV Corp., Class A*	3,082	6,719
Lions Gate Entertainment Corp.*	4,635	31,981
Live Nation Entertainment, Inc.*	13,919	111,491
Martha Stewart Living Omnimedia, Inc., Class A*	2,819	8,795
McClatchy Co., Class A*	6,133	8,218
MDC Partners, Inc., Class A	2,469	35,603
Meredith Corp.	3,669	83,066
National CineMedia, Inc.	5,533	80,284
New York Times Co., Class A*	13,810	80,236
Nexstar Broadcasting Group, Inc., Class A*	1,066	7,046
Outdoor Channel Holdings, Inc.*	1,521	8,700
ReachLocal, Inc.*	987	10,729
Rentrak Corp.*	998	12,565
Saga Communications, Inc., Class A*	342	10,092
Scholastic Corp.	2,650	74,279
Sinclair Broadcast Group, Inc., Class A	5,060	36,280
Valassis Communications, Inc.*	4,967	93,082
Value Line, Inc.	220	2,528
Westwood One, Inc.*	458	1,663
World Wrestling Entertainment, Inc., Class A	2,702	24,075

		1,266,969

Multiline Retail (0.9%)
99 Cents Only Stores*	4,745	87,403
Bon-Ton Stores, Inc.	1,108	5,507
Fred’s, Inc., Class A	89,890	958,227
Gordmans Stores, Inc.*	527	6,308
J.C. Penney Co., Inc.	37,100	993,538
Saks, Inc.*	106,565	932,444
Tuesday Morning Corp.*	22,003	77,451

		3,060,878

Specialty Retail (4.7%)
Aeropostale, Inc.*	8,155	88,155
America’s Car-Mart, Inc.*	828	24,029
ANN, Inc.*	5,165	117,969
Asbury Automotive Group, Inc.*	2,927	48,266
Ascena Retail Group, Inc.*	6,253	169,269
Barnes & Noble, Inc.	2,938	34,756
bebe stores, Inc.	4,044	27,176
Big 5 Sporting Goods Corp.	2,302	13,996
Body Central Corp.*	1,174	21,320
Brown Shoe Co., Inc.	153,000	1,089,360
Buckle, Inc.	2,720	104,611
Build-A-Bear Workshop, Inc.*	1,611	8,216
Cabela’s, Inc.*	4,359	89,316
Casual Male Retail Group, Inc.*	3,996	15,025
Cato Corp., Class A	72,784	1,642,007
Charming Shoppes, Inc.*	11,580	30,108
Children’s Place Retail Stores, Inc.*	2,620	121,909
Christopher & Banks Corp.	182,789	645,245
Citi Trends, Inc.*	1,480	17,420
Coldwater Creek, Inc.*	5,540	6,925
Collective Brands, Inc.*	6,229	80,728
Conn’s, Inc.*	1,556	11,172
Cost Plus, Inc.*	1,868	11,768
Destination Maternity Corp.	1,049	13,501
Express, Inc.	5,561	112,833
Finish Line, Inc., Class A	5,142	102,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Francesca’s Holdings Corp.*	936	$19,853
GameStop Corp., Class A*	105,000	2,425,500
Genesco, Inc.*	2,356	121,405
GNC Holdings, Inc., Class A*	2,284	45,954
Group 1 Automotive, Inc.	77,370	2,750,503
Haverty Furniture Cos., Inc.	1,929	19,271
hhgregg, Inc.*	1,820	17,745
Hibbett Sports, Inc.*	2,771	93,909
HOT Topic, Inc.	4,472	34,121
Jos. A. Bank Clothiers, Inc.*	2,746	128,046
Kirkland’s, Inc.*	1,699	15,580
Lithia Motors, Inc., Class A	2,232	32,096
Lumber Liquidators Holdings, Inc.*	2,288	34,549
MarineMax, Inc.*	2,383	15,418
Men’s Wearhouse, Inc.	87,224	2,274,802
Monro Muffler Brake, Inc.	3,034	100,031
New York & Co., Inc.*	2,681	8,552
Office Depot, Inc.*	27,963	57,604
OfficeMax, Inc.*	8,788	42,622
Pacific Sunwear of California, Inc.*	4,840	5,808
Penske Automotive Group, Inc.	4,463	71,408
PEP Boys-Manny, Moe & Jack	5,350	52,804
Pier 1 Imports, Inc.*	95,806	936,983
Rent-A-Center, Inc.	6,344	174,143
Rue21, Inc.*	1,520	34,489
Select Comfort Corp.*	5,620	78,511
Shoe Carnival, Inc.*	902	21,287
Sonic Automotive, Inc., Class A	4,089	44,120
Stage Stores, Inc.	3,031	42,040
Stein Mart, Inc.	2,789	17,431
Syms Corp.*	571	5,008
Systemax, Inc.*	1,061	13,496
Talbots, Inc.*	7,261	19,605
Teavana Holdings, Inc.*	657	13,363
Vitamin Shoppe, Inc.*	2,499	93,562
West Marine, Inc.*	105,981	816,054
Wet Seal, Inc., Class A*	8,807	39,455
Winmark Corp.	209	9,660
Zale Corp.*	3,206	9,137
Zumiez, Inc.*	2,136	37,401

		15,421,195

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	4,902	149,707
Cherokee, Inc.	957	12,297
Columbia Sportswear Co.	1,212	56,237
Crocs, Inc.*	8,524	201,763
Delta Apparel, Inc.*	668	10,521
G-III Apparel Group Ltd.*	1,632	37,308
Iconix Brand Group, Inc.*	7,239	114,376
Jones Group, Inc.	8,590	79,114
Kenneth Cole Productions, Inc., Class A*	760	8,155
K-Swiss, Inc., Class A*	2,741	11,649
Liz Claiborne, Inc.*	9,605	48,025
Maidenform Brands, Inc.*	2,337	54,709
Movado Group, Inc.	1,774	21,607
Oxford Industries, Inc.	1,301	44,624
Perry Ellis International, Inc.*	1,287	24,196
Quiksilver, Inc.*	13,103	39,964
R.G. Barry Corp.	771	8,173
Skechers U.S.A., Inc., Class A*	3,776	52,977
Steven Madden Ltd.*	3,810	114,681
True Religion Apparel, Inc.*	2,607	70,285
Unifi, Inc.*	1,489	12,165
Vera Bradley, Inc.*	1,991	71,776
Warnaco Group, Inc.*	4,394	202,519
Wolverine World Wide, Inc.	4,962	164,987

		1,611,815

Total Consumer Discretionary		45,308,563

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	813	59,105
Central European Distribution Corp.*	7,303	51,194
Coca-Cola Bottling Co. Consolidated	452	25,068
Craft Brewers Alliance, Inc.*	956	5,363
Heckmann Corp.*	9,287	49,128
MGP Ingredients, Inc.	1,299	6,586
National Beverage Corp.	1,178	17,859
Primo Water Corp.*	1,371	7,732

		222,035

Food & Staples Retailing (0.7%)
Andersons, Inc.	1,855	62,439
Arden Group, Inc., Class A	106	8,427
Casey’s General Stores, Inc.	31,700	1,383,705
Chefs’ Warehouse Holdings LLC*	945	11,113
Fresh Market, Inc.*	2,824	107,764
Ingles Markets, Inc., Class A	1,312	18,683
Nash Finch Co.	1,220	32,855
Pantry, Inc.*	2,318	28,117
Pricesmart, Inc.	1,791	111,615
Rite Aid Corp.*	59,411	58,223
Ruddick Corp.	4,940	192,611
Spartan Stores, Inc.	2,176	33,684
Susser Holdings Corp.*	759	15,127
United Natural Foods, Inc.*	4,826	178,755
Village Super Market, Inc., Class A	624	14,939
Weis Markets, Inc.	1,152	42,693
Winn-Dixie Stores, Inc.*	5,655	33,478

		2,334,228

Food Products (1.2%)
Alico, Inc.	293	5,755
B&G Foods, Inc.	4,816	80,331
Calavo Growers, Inc.	1,167	23,947
Cal-Maine Foods, Inc.	1,440	45,259
Chiquita Brands International, Inc.*	4,611	38,456
Darling International, Inc.*	11,787	148,398
Diamond Foods, Inc.	2,197	175,299
Dole Food Co., Inc.*	3,622	36,220
Farmer Bros Co.	723	3,984
Fresh Del Monte Produce, Inc.	3,692	85,654
Griffin Land & Nurseries, Inc.	263	6,754
Hain Celestial Group, Inc.*	3,556	108,636
Harbinger Group, Inc.*	991	5,024
Imperial Sugar Co.	1,221	7,863
J&J Snack Foods Corp.	1,428	68,615
Lancaster Colony Corp.	38,863	2,371,032
Lifeway Foods, Inc.*	531	5,666
Limoneira Co.	749	10,696
Omega Protein Corp.*	1,929	17,515
Pilgrim’s Pride Corp.*	5,004	21,367
Sanderson Farms, Inc.	2,198	104,405
Seneca Foods Corp., Class A*	920	18,216
Smart Balance, Inc.*	5,942	35,058
Snyders-Lance, Inc.	4,726	98,537
Tootsie Roll Industries, Inc.	2,418	58,322
TreeHouse Foods, Inc.*	3,554	219,779

		3,800,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.0%)
Central Garden & Pet Co., Class A*	4,833	$34,218
Oil-Dri Corp. of America	456	8,472
Spectrum Brands Holdings, Inc.*	1,692	39,965
WD-40 Co.	1,700	67,728

		150,383

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,475	70,389
Female Health Co.	1,842	7,515
Inter Parfums, Inc.	1,607	24,828
Medifast, Inc.*	1,439	23,240
Nature’s Sunshine Products, Inc.*	1,089	15,333
Nu Skin Enterprises, Inc., Class A	5,483	222,171
Nutraceutical International Corp.*	811	10,365
Prestige Brands Holdings, Inc.*	5,047	45,675
Revlon, Inc., Class A*	1,084	13,355
Schiff Nutrition International, Inc.*	1,111	12,310
Synutra International, Inc.*	1,773	9,432
USANA Health Sciences, Inc.*	689	18,948

		473,561

Tobacco (0.1%)
Alliance One International, Inc.*	8,450	20,618
Star Scientific, Inc.*	10,794	24,934
Universal Corp.	2,307	82,729
Vector Group Ltd.	4,752	81,645

		209,926

Total Consumer Staples		7,190,921

Energy (7.9%)
Energy Equipment & Services (5.6%)
Atwood Oceanics, Inc.*	62,900	2,161,244
Basic Energy Services, Inc.*	2,427	34,366
Bristow Group, Inc.	78,437	3,328,082
C&J Energy Services, Inc.*	1,114	18,314
Cal Dive International, Inc.*	9,508	18,160
Complete Production Services, Inc.*	7,830	147,596
Dawson Geophysical Co.*	798	18,817
Dril-Quip, Inc.*	3,422	184,480
Exterran Holdings, Inc.*	6,393	62,140
Geokinetics, Inc.*	995	2,408
Global Geophysical Services, Inc.*	1,758	14,011
Global Industries Ltd.*	9,878	78,234
Gulf Island Fabrication, Inc.	1,460	30,193
Gulfmark Offshore, Inc., Class A*	2,394	86,998
Helix Energy Solutions Group, Inc.*	127,442	1,669,490
Hercules Offshore, Inc.*	11,629	33,957
Hornbeck Offshore Services, Inc.*	2,298	57,243
ION Geophysical Corp.*	13,184	62,360
Key Energy Services, Inc.*	12,581	119,394
Lufkin Industries, Inc.	3,029	161,173
Matrix Service Co.*	2,687	22,866
Mitcham Industries, Inc.*	1,269	14,213
Natural Gas Services Group, Inc.*	1,296	16,628
Newpark Resources, Inc.*	9,129	55,596
Oil States International, Inc.*	39,600	2,016,432
OYO Geospace Corp.*	438	24,655
Parker Drilling Co.*	11,737	51,525
PHI, Inc. (Non-Voting)*	1,328	25,418
Pioneer Drilling Co.*	6,147	44,136
RigNet, Inc.*	511	8,191
Rowan Cos., Inc.*	97,900	2,955,601
Tesco Corp.*	2,989	34,672
TETRA Technologies, Inc.*	7,736	59,722
Tidewater, Inc.	64,200	2,699,610
Union Drilling, Inc.*	1,406	6,608
Unit Corp.*	52,000	1,919,840
Vantage Drilling Co.*	17,170	21,463
Willbros Group, Inc.*	3,949	16,467

		18,282,303

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.*	8,191	21,624
Alon USA Energy, Inc.	1,055	6,467
Amyris, Inc.*	1,770	35,825
Apco Oil and Gas International, Inc.	906	67,425
Approach Resources, Inc.*	2,241	38,075
Arch Coal, Inc.	16,800	244,944
ATP Oil & Gas Corp.*	4,461	34,394
Berry Petroleum Co., Class A	5,117	181,039
Bill Barrett Corp.*	4,696	170,183
BPZ Resources, Inc.*	10,360	28,697
Callon Petroleum Co.*	3,917	15,159
CAMAC Energy, Inc.*	6,546	3,928
Carrizo Oil & Gas, Inc.*	3,916	84,390
Cheniere Energy, Inc.*	8,275	42,616
Clayton Williams Energy, Inc.*	594	25,429
Clean Energy Fuels Corp.*	4,995	55,544
Cloud Peak Energy, Inc.*	6,154	104,310
Comstock Resources, Inc.*	4,797	74,162
Contango Oil & Gas Co.*	1,223	66,910
Crimson Exploration, Inc.*	1,919	4,126
Crosstex Energy, Inc.	4,117	55,497
CVR Energy, Inc.*	8,729	184,531
Delek U.S. Holdings, Inc.	1,453	16,375
DHT Holdings, Inc.	6,245	12,740
Endeavour International Corp.*	3,711	29,614
Energen Corp.	33,400	1,365,726
Energy Partners Ltd.*	2,975	32,933
Energy XXI Bermuda Ltd.*	7,577	162,527
Evolution Petroleum Corp.*	1,627	11,487
Frontline Ltd.	5,181	25,128
FX Energy, Inc.*	5,215	21,538
Gastar Exploration Ltd.*	5,728	17,184
General Maritime Corp.	11,542	3,001
GeoResources, Inc.*	2,000	35,580
Gevo, Inc.*	499	2,779
GMX Resources, Inc.*	6,121	13,895
Golar LNG Ltd.	4,001	127,152
Goodrich Petroleum Corp.*	2,632	31,110
Green Plains Renewable Energy, Inc.*	2,040	19,033
Gulfport Energy Corp.*	4,194	101,411
Hallador Energy Co.	300	2,568
Harvest Natural Resources, Inc.*	3,442	29,498
Houston American Energy Corp.	1,674	23,034
Hyperdynamics Corp.*	15,600	57,720
Isramco, Inc.*	115	6,646
James River Coal Co.*	3,623	23,079
KiOR, Inc., Class A*	994	20,616
Knightsbridge Tankers Ltd.	2,228	36,873
Kodiak Oil & Gas Corp.*	20,869	108,728
L&L Energy, Inc.*	2,210	5,967
Magnum Hunter Resources Corp.*	11,198	37,065
McMoRan Exploration Co.*	9,896	98,267
Miller Energy Resources, Inc.*	3,052	8,057
Nordic American Tankers Ltd.	4,759	67,102
Northern Oil and Gas, Inc.*	6,369	123,495
Oasis Petroleum, Inc.*	5,991	133,779
Overseas Shipholding Group, Inc.	59,714	820,470
Panhandle Oil and Gas, Inc., Class A	721	20,455
Patriot Coal Corp.*	9,209	77,908
Penn Virginia Corp.	4,628	25,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Petroleum Development Corp.*	2,307	$44,733
PetroQuest Energy, Inc.*	5,671	31,191
Rentech, Inc.*	21,628	16,874
Resolute Energy Corp.*	4,614	52,415
REX American Resources Corp.*	683	11,529
Rex Energy Corp.*	3,389	42,871
Rosetta Resources, Inc.*	5,259	179,963
Scorpio Tankers, Inc.*	2,422	12,788
SemGroup Corp., Class A*	4,175	83,333
Ship Finance International Ltd.	4,539	59,007
Solazyme, Inc.*	1,104	10,609
Stone Energy Corp.*	4,941	80,094
Swift Energy Co.*	4,277	104,102
Syntroleum Corp.*	8,990	7,732
Targa Resources Corp.	1,681	50,010
Teekay Corp.	44,769	1,012,227
Teekay Tankers Ltd., Class A	4,219	19,407
Triangle Petroleum Corp.*	4,243	15,232
Uranerz Energy Corp.*	6,425	8,802
Uranium Energy Corp.*	7,200	19,728
Uranium Resources, Inc.*	9,355	6,375
Ur-Energy, Inc.*	10,180	9,162
USEC, Inc.*	11,783	18,971
VAALCO Energy, Inc.*	5,050	24,543
Venoco, Inc.*	2,951	25,998
Voyager Oil & Gas, Inc.*	4,597	9,654
W&T Offshore, Inc.	3,521	48,449
Warren Resources, Inc.*	7,072	16,973
Western Refining, Inc.*	5,341	66,549
Westmoreland Coal Co.*	952	7,388
World Fuel Services Corp.	7,025	229,366
Zion Oil & Gas, Inc.*	3,426	6,715

		7,634,383

Total Energy		25,916,686

Financials (13.8%)
Capital Markets (0.6%)
Apollo Investment Corp.	19,820	149,046
Arlington Asset Investment Corp., Class A	689	16,571
Artio Global Investors, Inc.	3,166	25,201
BGC Partners, Inc., Class A	7,569	45,641
BlackRock Kelso Capital Corp.	6,491	47,384
Calamos Asset Management, Inc., Class A	1,938	19,399
Capital Southwest Corp.	285	21,090
CIFC Corp.*	1,091	4,724
Cohen & Steers, Inc.	1,758	50,543
Cowen Group, Inc., Class A*	6,172	16,726
Diamond Hill Investment Group, Inc.	262	18,180
Duff & Phelps Corp., Class A	3,051	32,524
Edelman Financial Group, Inc.	2,177	14,063
Epoch Holding Corp.	1,534	20,816
Evercore Partners, Inc., Class A	2,069	47,173
FBR & Co.*	4,819	11,469
Fidus Investment Corp.	459	5,779
Fifth Street Finance Corp.	7,285	67,896
Financial Engines, Inc.*	3,858	69,868
FXCM, Inc., Class A	1,802	25,264
GAMCO Investors, Inc., Class A	652	25,682
GFI Group, Inc.	7,044	28,317
Gladstone Capital Corp.	2,100	14,406
Gladstone Investment Corp.	2,137	14,532
Gleacher & Co., Inc.*	7,826	9,313
Golub Capital BDC, Inc.	1,004	14,909
Harris & Harris Group, Inc.*	3,073	10,909
Hercules Technology Growth Capital, Inc.	4,358	37,130
HFF, Inc., Class A*	2,917	25,495
ICG Group, Inc.*	3,656	33,672
INTL FCStone, Inc.*	1,367	28,379
Investment Technology Group, Inc.*	4,230	41,412
JMP Group, Inc.	1,334	7,751
KBW, Inc.	3,647	50,292
Knight Capital Group, Inc., Class A*	9,999	121,588
Kohlberg Capital Corp.	1,826	10,682
Ladenburg Thalmann Financial Services, Inc.*	10,804	16,746
Main Street Capital Corp.	2,021	35,893
MCG Capital Corp.	7,827	30,995
Medallion Financial Corp.	1,549	14,406
Medley Capital Corp.	1,136	11,451
MF Global Holdings Ltd.*	16,529	68,265
MVC Capital, Inc.	2,480	25,966
New Mountain Finance Corp.	733	9,316
NGP Capital Resources Co.	2,112	13,813
Oppenheimer Holdings, Inc., Class A	1,024	16,425
PennantPark Investment Corp.	4,523	40,345
Piper Jaffray Cos., Inc.*	1,620	29,047
Prospect Capital Corp.	10,925	91,879
Pzena Investment Management, Inc., Class A	1,100	3,608
Safeguard Scientifics, Inc.*	1,978	29,670
Solar Capital Ltd.	3,756	75,608
Solar Senior Capital Ltd.	818	11,689
Stifel Financial Corp.*	5,346	141,990
SWS Group, Inc.	2,906	13,629
TICC Capital Corp.	3,233	26,414
Triangle Capital Corp.	2,244	34,154
Virtus Investment Partners, Inc.*	542	29,062
Walter Investment Management Corp.	2,568	58,884
Westwood Holdings Group, Inc.	600	20,730

		2,033,811

Commercial Banks (2.3%)
1st Source Corp.	1,525	31,766
1st United Bancorp, Inc.*	2,572	12,680
Alliance Financial Corp./New York	523	14,670
Ameris Bancorp*	2,305	20,076
Ames National Corp.	907	14,176
Arrow Financial Corp.	1,103	24,545
BancFirst Corp.	732	24,273
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,842	43,284
Bancorp Rhode Island, Inc.	373	15,811
Bancorp, Inc./Delaware*	2,960	21,194
BancorpSouth, Inc.	8,416	73,892
Bank of Kentucky Financial Corp.	544	11,021
Bank of Marin Bancorp/California	544	17,974
Bank of the Ozarks, Inc.	2,860	59,860
Banner Corp.	1,651	21,116
Boston Private Financial Holdings, Inc.	7,758	45,617
Bridge Bancorp, Inc.	789	14,439
Bridge Capital Holdings*	828	8,330
Bryn Mawr Bank Corp.	1,100	18,227
Camden National Corp.	830	22,601
Cape Bancorp, Inc.*	1,045	7,388
Capital Bank Corp.*	1,228	2,554
Capital City Bank Group, Inc.	1,266	13,166
Cardinal Financial Corp.	2,991	25,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cascade Bancorp*	558	$3,253
Cathay General Bancorp	7,905	89,959
Center Bancorp, Inc.	1,105	10,663
Center Financial Corp.*	3,603	16,898
Centerstate Banks, Inc.	2,951	15,434
Central Pacific Financial Corp.*	1,651	17,038
Century Bancorp, Inc./Massachusetts, Class A	355	8,243
Chemical Financial Corp.	61,945	948,378
Citizens & Northern Corp.	1,299	19,303
City Holding Co.	1,591	42,941
CNB Financial Corp./Pennsylvania	1,300	16,666
CoBiz Financial, Inc.	3,148	14,071
Columbia Banking System, Inc.	4,013	57,466
Community Bank System, Inc.	3,734	84,724
Community Trust Bancorp, Inc.	1,410	32,839
CVB Financial Corp.	9,148	70,348
Eagle Bancorp, Inc.*	1,793	21,104
Encore Bancshares, Inc.*	928	9,892
Enterprise Bancorp, Inc./Massachusetts	539	6,646
Enterprise Financial Services Corp.	1,640	22,288
F.N.B. Corp./Pennsylvania	12,859	110,202
Financial Institutions, Inc.	1,442	20,563
First Bancorp, Inc./Maine	1,030	12,968
First Bancorp/North Carolina	1,518	15,241
First Busey Corp.	7,688	33,443
First Commonwealth Financial Corp.	10,586	39,168
First Community Bancshares, Inc./Virginia	1,659	16,922
First Connecticut Bancorp, Inc./Connecticut*	1,743	19,731
First Financial Bancorp	5,880	81,144
First Financial Bankshares, Inc.	3,167	82,849
First Financial Corp./Indiana	1,164	32,022
First Interstate Bancsystem, Inc.	1,548	16,579
First Merchants Corp.	2,713	19,127
First Midwest Bancorp, Inc./Illinois	7,593	55,581
First of Long Island Corp.	800	18,128
FirstMerit Corp.	11,135	126,494
German American Bancorp, Inc.	1,363	21,971
Glacier Bancorp, Inc.	7,253	67,961
Great Southern Bancorp, Inc.	1,092	18,324
Hampton Roads Bankshares, Inc.*	970	4,559
Hancock Holding Co.	4,802	128,597
Hanmi Financial Corp.*	15,407	12,788
Heartland Financial USA, Inc.	1,301	18,448
Heritage Commerce Corp.*	1,962	7,554
Heritage Financial Corp./Washington	1,526	16,847
Home Bancshares, Inc./Arkansas	2,235	47,427
Hudson Valley Holding Corp.	1,460	25,448
IBERIABANK Corp.	3,016	141,933
Independent Bank Corp./Massachusetts	2,170	47,176
International Bancshares Corp.	5,399	70,997
Investors Bancorp, Inc.*	4,601	58,111
Lakeland Bancorp, Inc.	2,137	16,711
Lakeland Financial Corp.	1,639	33,862
MainSource Financial Group, Inc.	1,989	17,344
MB Financial, Inc.	5,413	79,679
Merchants Bancshares, Inc.	578	15,479
Metro Bancorp, Inc.*	1,381	11,946
Midsouth Bancorp, Inc.	835	8,976
Nara Bancorp, Inc.*	3,779	22,938
National Bankshares, Inc./Virginia	705	17,012
National Penn Bancshares, Inc.	12,381	86,791
NBT Bancorp, Inc.	3,488	64,947
Northfield Bancorp, Inc./New Jersey	1,752	23,196
Old National Bancorp/Indiana	9,594	89,416
OmniAmerican Bancorp, Inc.*	1,183	16,148
Oriental Financial Group, Inc.	96,633	934,441
Orrstown Financial Services, Inc.	787	10,113
Pacific Capital Bancorp N.A.*	406	10,361
Pacific Continental Corp.	2,042	14,478
PacWest Bancorp	3,103	43,256
Park National Corp.	1,330	70,330
Park Sterling Corp.*	2,789	9,538
Penns Woods Bancorp, Inc.	399	13,067
Peoples Bancorp, Inc./Ohio	15,294	168,234
Pinnacle Financial Partners, Inc.*	3,501	38,301
PrivateBancorp, Inc.	6,060	45,571
Prosperity Bancshares, Inc.	4,700	153,596
Renasant Corp.	2,570	32,716
Republic Bancorp, Inc./Kentucky, Class A	1,038	18,383
S&T Bancorp, Inc.	2,829	45,717
Sandy Spring Bancorp, Inc.	2,424	35,463
SCBT Financial Corp.	1,413	34,873
Seacoast Banking Corp. of Florida*	6,971	10,247
Sierra Bancorp	1,210	11,071
Signature Bank/New York*	4,654	222,135
Simmons First National Corp., Class A	1,748	37,932
Southside Bancshares, Inc.	1,732	31,193
Southwest Bancorp, Inc./Oklahoma*	1,932	8,153
State Bancorp, Inc./New York	1,608	16,996
State Bank Financial Corp.*	3,160	39,879
StellarOne Corp.	2,287	22,756
Sterling Bancorp/New York	3,122	22,666
Sterling Financial Corp./Washington*	2,671	33,067
Suffolk Bancorp	1,050	8,736
Sun Bancorp, Inc./New Jersey*	3,625	9,606
Susquehanna Bancshares, Inc.	12,819	70,120
SVB Financial Group*	4,304	159,248
SY Bancorp, Inc.	1,220	22,716
Taylor Capital Group, Inc.*	1,211	7,775
Texas Capital Bancshares, Inc.*	3,789	86,579
Tompkins Financial Corp.	847	30,306
Tower Bancorp, Inc.	1,055	22,092
TowneBank/Virginia	2,541	28,891
Trico Bancshares	1,516	18,601
Trustmark Corp.	6,510	118,156
UMB Financial Corp.	3,213	103,073
Umpqua Holdings Corp.	11,457	100,707
Union First Market Bankshares Corp.	2,119	22,716
United Bankshares, Inc./Virginia	3,840	77,146
United Community Banks, Inc./Georgia*	4,018	34,113
Univest Corp. of Pennsylvania	1,748	23,301
Virginia Commerce Bancorp, Inc.*	2,283	13,401
Washington Banking Co.	1,586	15,432
Washington Trust Bancorp, Inc.	1,506	29,789
Webster Financial Corp.	7,282	111,415
WesBanco, Inc.	2,417	41,838
West Bancorp, Inc.	1,465	12,423
West Coast Bancorp/Oregon*	1,928	26,992
Westamerica Bancorp	2,925	112,086
Western Alliance Bancorp*	6,886	37,735
Wilshire Bancorp, Inc.*	5,817	15,939
Wintrust Financial Corp.	3,537	91,290

		7,552,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	5,393	$39,692
Cash America International, Inc.	2,938	150,308
Credit Acceptance Corp.*	673	43,314
DFC Global Corp.*	4,373	95,550
EZCORP, Inc., Class A*	4,737	135,194
First Cash Financial Services, Inc.*	3,160	132,562
First Marblehead Corp.*	5,794	5,910
Imperial Holdings, Inc.*	1,800	4,320
Nelnet, Inc., Class A	2,603	48,884
Netspend Holdings, Inc.*	2,985	15,343
Nicholas Financial, Inc.	924	9,028
World Acceptance Corp.*	1,499	83,869

		763,974

Diversified Financial Services (0.2%)
California First National Bancorp	200	3,062
Compass Diversified Holdings	4,053	49,365
Encore Capital Group, Inc.*	1,621	35,419
Gain Capital Holdings, Inc.*	707	4,447
MarketAxess Holdings, Inc.	2,849	74,131
Marlin Business Services Corp.*	891	9,445
NewStar Financial, Inc.*	2,780	25,965
PHH Corp.*	5,636	90,627
PICO Holdings, Inc.*	2,302	47,214
Portfolio Recovery Associates, Inc.*	1,730	107,640
Primus Guaranty Ltd.*	2,336	12,311

		459,626

Insurance (7.1%)
Alterra Capital Holdings Ltd.	9,116	172,930
American Equity Investment Life Holding Co.	5,971	52,246
American National Insurance Co.	9,100	630,175
American Safety Insurance Holdings Ltd.*	1,040	19,136
AMERISAFE, Inc.*	1,836	33,801
Amtrust Financial Services, Inc.	2,413	53,713
Argo Group International Holdings Ltd.	2,778	78,812
Arthur J. Gallagher & Co.	39,300	1,033,590
Aspen Insurance Holdings Ltd.	80,950	1,865,088
Baldwin & Lyons, Inc., Class B	880	18,806
Citizens, Inc./Texas*	3,932	25,204
CNO Financial Group, Inc.*	22,356	120,946
Crawford & Co., Class B	2,649	14,199
Delphi Financial Group, Inc., Class A	4,859	104,566
Donegal Group, Inc., Class A	858	10,330
eHealth, Inc.*	2,212	30,216
EMC Insurance Group, Inc.	440	8,096
Employers Holdings, Inc.	3,552	45,324
Enstar Group Ltd.*	690	65,709
FBL Financial Group, Inc., Class A	1,231	32,769
First American Financial Corp.	10,446	133,709
Flagstone Reinsurance Holdings S.A.	5,148	39,897
Fortegra Financial Corp.*	534	2,803
FPIC Insurance Group, Inc.*	830	34,727
Global Indemnity plc*	1,376	23,502
Greenlight Capital Reinsurance Ltd., Class A*	2,843	58,964
Hallmark Financial Services*	1,098	8,092
Hanover Insurance Group, Inc.	57,500	2,041,250
Harleysville Group, Inc.	1,236	72,751
HCC Insurance Holdings, Inc.	25,100	678,955
Hilltop Holdings, Inc.*	3,949	28,472
Horace Mann Educators Corp.	3,989	45,514
Independence Holding Co.	639	4,633
Infinity Property & Casualty Corp.	1,239	65,023
Kansas City Life Insurance Co.	445	13,737
Maiden Holdings Ltd.	5,154	38,088
Meadowbrook Insurance Group, Inc.	5,248	46,760
Montpelier Reinsurance Holdings Ltd.	102,766	1,816,903
National Financial Partners Corp.*	4,447	48,650
National Interstate Corp.	655	14,397
National Western Life Insurance Co., Class A	215	29,132
Navigators Group, Inc.*	1,162	50,198
Old Republic International Corp.	224,800	2,005,216
OneBeacon Insurance Group Ltd., Class A	2,278	31,072
Phoenix Cos., Inc.*	11,831	14,434
Platinum Underwriters Holdings Ltd.	3,706	113,959
Presidential Life Corp.	2,145	17,632
Primerica, Inc.	3,414	73,606
ProAssurance Corp.	3,056	220,093
Protective Life Corp.	175,000	2,735,250
RLI Corp.	21,727	1,381,403
Safety Insurance Group, Inc.	1,294	48,952
SeaBright Holdings, Inc.	2,040	14,688
Selective Insurance Group, Inc.	5,393	70,379
StanCorp Financial Group, Inc.	62,000	1,709,340
State Auto Financial Corp.	1,563	20,553
Stewart Information Services Corp.	1,870	16,531
Symetra Financial Corp.	6,694	54,556
Tower Group, Inc.	103,987	2,377,143
Transatlantic Holdings, Inc.	22,377	1,085,732
United Fire & Casualty Co.	2,165	38,299
Universal Insurance Holdings, Inc.	1,829	7,042
Validus Holdings Ltd.	66,822	1,665,204

		23,412,897

Real Estate Investment Trusts (REITs) (2.6%)
Acadia Realty Trust (REIT)	4,139	77,399
AG Mortgage Investment Trust, Inc.	566	10,584
Agree Realty Corp. (REIT)	1,066	23,217
Alexander’s, Inc. (REIT)	208	75,092
American Assets Trust, Inc. (REIT)	3,286	58,984
American Campus Communities, Inc. (REIT)	6,880	256,005
American Capital Mortgage Investment Corp.	726	12,124
Anworth Mortgage Asset Corp. (REIT)	13,467	91,576
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,289	30,146
ARMOUR Residential REIT, Inc. (REIT)	7,710	52,428
Ashford Hospitality Trust, Inc. (REIT)	5,318	37,332
Associated Estates Realty Corp. (REIT)	4,161	64,329
BioMed Realty Trust, Inc. (REIT)	13,187	218,509
Campus Crest Communities, Inc. (REIT)	3,088	33,597
CapLease, Inc. (REIT)	7,050	25,450
Capstead Mortgage Corp. (REIT)	8,901	102,718
CBL & Associates Properties, Inc. (REIT)	14,986	170,241
Cedar Shopping Centers, Inc. (REIT)	5,620	17,478
Chatham Lodging Trust (REIT)	1,242	12,321
Chesapeake Lodging Trust (REIT)	3,317	40,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cogdell Spencer, Inc. (REIT)	4,879	$18,394
Colonial Properties Trust (REIT)	8,335	151,364
Colony Financial, Inc. (REIT)	3,430	44,316
Coresite Realty Corp. (REIT)	1,962	28,155
Cousins Properties, Inc. (REIT)	9,261	54,177
CreXus Investment Corp. (REIT)	6,032	53,564
CubeSmart (REIT)	9,861	84,114
CYS Investments, Inc. (REIT)	8,433	101,955
DCT Industrial Trust, Inc. (REIT)	25,094	110,163
DiamondRock Hospitality Co. (REIT)	16,969	118,613
DuPont Fabros Technology, Inc. (REIT)	5,866	115,502
Dynex Capital, Inc. (REIT)	4,406	35,512
EastGroup Properties, Inc. (REIT)	2,782	106,105
Education Realty Trust, Inc. (REIT)	7,388	63,463
Entertainment Properties Trust (REIT)	4,776	186,168
Equity Lifestyle Properties, Inc. (REIT)	3,095	194,056
Equity One, Inc. (REIT)	5,528	87,674
Excel Trust, Inc. (REIT)	3,170	30,495
Extra Space Storage, Inc. (REIT)	9,457	176,184
FelCor Lodging Trust, Inc. (REIT)*	12,730	29,661
First Industrial Realty Trust, Inc. (REIT)*	8,739	69,912
First Potomac Realty Trust (REIT)	5,090	63,472
Franklin Street Properties Corp. (REIT)	7,363	83,276
Getty Realty Corp. (REIT)	2,646	38,155
Gladstone Commercial Corp. (REIT)	1,276	20,008
Glimcher Realty Trust (REIT)	10,767	76,230
Government Properties Income Trust (REIT)	3,777	81,243
Hatteras Financial Corp. (REIT)	7,710	193,984
Healthcare Realty Trust, Inc. (REIT)	7,882	132,812
Hersha Hospitality Trust (REIT)	14,227	49,225
Highwoods Properties, Inc. (REIT)	7,503	212,035
Home Properties, Inc. (REIT)	4,859	275,797
Hudson Pacific Properties, Inc. (REIT)	2,273	26,435
Inland Real Estate Corp. (REIT)	7,909	57,736
Invesco Mortgage Capital, Inc. (REIT)	11,853	167,483
Investors Real Estate Trust (REIT)	8,413	60,574
iStar Financial, Inc. (REIT)*	9,390	54,650
Kilroy Realty Corp. (REIT)	5,911	185,014
Kite Realty Group Trust (REIT)	5,187	18,984
LaSalle Hotel Properties (REIT)	8,453	162,298
Lexington Realty Trust (REIT)	12,140	79,396
LTC Properties, Inc. (REIT)	3,187	80,695
Medical Properties Trust, Inc. (REIT)	11,343	101,520
MFA Financial, Inc. (REIT)	36,339	255,100
Mid-America Apartment Communities, Inc. (REIT)	3,738	225,102
Mission West Properties, Inc. (REIT)	1,862	14,133
Monmouth Real Estate Investment Corp. (REIT), Class A	3,809	30,205
MPG Office Trust, Inc. (REIT)*	5,230	11,035
National Health Investors, Inc. (REIT)	2,502	105,409
National Retail Properties, Inc. (REIT)	9,733	261,526
Newcastle Investment Corp. (REIT)	10,242	41,685
NorthStar Realty Finance Corp. (REIT)	9,868	32,564
Omega Healthcare Investors, Inc. (REIT)	10,344	164,780
One Liberty Properties, Inc. (REIT)	1,290	18,911
Parkway Properties, Inc./Maryland (REIT)	2,013	22,163
Pebblebrook Hotel Trust (REIT)	5,061	79,205
Pennsylvania Real Estate Investment Trust (REIT)	5,694	44,015
PennyMac Mortgage Investment Trust (REIT)	2,385	37,921
Post Properties, Inc. (REIT)	5,016	174,256
Potlatch Corp. (REIT)	4,078	128,539
PS Business Parks, Inc. (REIT)	1,930	95,612
RAIT Financial Trust (REIT)	3,769	12,777
Ramco-Gershenson Properties Trust (REIT)	4,060	33,292
Redwood Trust, Inc. (REIT)	8,100	90,477
Resource Capital Corp. (REIT)	7,010	35,050
Retail Opportunity Investments Corp. (REIT)	4,048	44,852
RLJ Lodging Trust (REIT)	2,826	36,088
Sabra Health Care REIT, Inc. (REIT)	3,646	34,783
Saul Centers, Inc. (REIT)	759	25,662
Sovran Self Storage, Inc. (REIT)	2,843	105,674
STAG Industrial, Inc. (REIT)	1,590	16,218
Strategic Hotels & Resorts, Inc. (REIT)*	17,655	76,093
Summit Hotel Properties, Inc. (REIT)	2,660	18,780
Sun Communities, Inc. (REIT)	2,147	75,553
Sunstone Hotel Investors, Inc. (REIT)*	11,491	65,384
Tanger Factory Outlet Centers (REIT)	8,661	225,273
Terreno Realty Corp. (REIT)	848	10,880
Two Harbors Investment Corp. (REIT)	14,476	127,823
UMH Properties, Inc. (REIT)	1,271	11,553
Universal Health Realty Income Trust (REIT)	1,131	38,013
Urstadt Biddle Properties, Inc. (REIT), Class A	2,492	39,797
Washington Real Estate Investment Trust (REIT)	6,743	190,018
Whitestone REIT (REIT), Class B	803	8,945
Winthrop Realty Trust (REIT)	2,910	25,288

		8,580,569

Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*	814	6,659
Consolidated-Tomoka Land Co.	438	11,502
Forestar Group, Inc.*	3,589	39,156
Kennedy-Wilson Holdings, Inc.	2,338	24,783
Tejon Ranch Co.*	1,428	34,086

		116,186

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	2,024	14,573
Apollo Residential Mortgage, Inc.*	1,059	17,368
Astoria Financial Corp.	8,874	68,241
Bank Mutual Corp.	4,862	12,690
BankFinancial Corp.	2,044	13,572
Beneficial Mutual Bancorp, Inc.*	3,303	24,607
Berkshire Hills Bancorp, Inc.	2,137	39,470
BofI Holding, Inc.*	886	11,926
Brookline Bancorp, Inc.	5,989	46,175
Charter Financial Corp.	572	5,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Clifton Savings Bancorp, Inc.	914	$8,372
Dime Community Bancshares, Inc.	3,230	32,720
Doral Financial Corp.*	12,627	13,763
ESB Financial Corp.	1,175	12,878
ESSA Bancorp, Inc.	1,120	11,771
Farmer Mac, Class C	967	18,402
First Defiance Financial Corp.*	914	12,248
First Financial Holdings, Inc.	1,751	7,022
First PacTrust Bancorp, Inc.	996	11,285
Flagstar Bancorp, Inc.*	19,417	9,512
Flushing Financial Corp.	3,158	34,106
Fox Chase Bancorp, Inc.	1,444	18,310
Franklin Financial Corp.*	1,374	15,169
Home Federal Bancorp, Inc./Idaho	1,700	13,294
Kearny Financial Corp.	1,352	11,952
Meridian Interstate Bancorp, Inc.*	876	9,557
MGIC Investment Corp.*	19,000	35,530
Northwest Bancshares, Inc.	10,706	127,509
OceanFirst Financial Corp.	1,443	16,840
Ocwen Financial Corp.*	7,521	99,352
Oritani Financial Corp.	5,161	66,371
PMI Group, Inc.*	15,042	3,008
Provident Financial Services, Inc.	6,135	65,951
Provident New York Bancorp	4,013	23,356
Radian Group, Inc.	13,436	29,425
Rockville Financial, Inc.	2,959	28,051
Roma Financial Corp.	808	6,585
Territorial Bancorp, Inc.	1,184	22,674
TrustCo Bank Corp./New York	292,522	1,304,648
United Financial Bancorp, Inc.	1,607	22,000
ViewPoint Financial Group	3,509	40,178
Walker & Dunlop, Inc.*	1,095	12,724
Westfield Financial, Inc.	2,781	18,327
WSFS Financial Corp.	651	20,552

		2,437,429

Total Financials		45,356,591

Health Care (6.1%)
Biotechnology (1.1%)
Achillion Pharmaceuticals, Inc.*	4,920	23,222
Acorda Therapeutics, Inc.*	3,981	79,461
Affymax, Inc.*	3,522	15,779
Alkermes plc*	9,431	143,917
Allos Therapeutics, Inc.*	8,036	14,786
Alnylam Pharmaceuticals, Inc.*	3,731	24,513
AMAG Pharmaceuticals, Inc.*	2,017	29,771
Amicus Therapeutics, Inc.*	1,467	5,633
Anacor Pharmaceuticals, Inc.*	1,009	5,751
Anthera Pharmaceuticals, Inc.*	1,964	9,368
Ardea Biosciences, Inc.*	1,683	26,288
Arena Pharmaceuticals, Inc.*	14,887	21,586
ARIAD Pharmaceuticals, Inc.*	13,282	116,749
ArQule, Inc.*	5,291	26,720
Array BioPharma, Inc.*	5,949	11,660
Astex Pharmaceuticals*	5,534	10,625
AVEO Pharmaceuticals, Inc.*	3,173	48,832
AVI BioPharma, Inc.*	13,468	15,084
BioCryst Pharmaceuticals, Inc.*	3,100	8,556
BioMimetic Therapeutics, Inc.*	1,777	5,864
BioSante Pharmaceuticals, Inc.*	11,097	25,301
Biospecifics Technologies Corp.*	500	8,070
Biotime, Inc.*	2,667	11,761
Cell Therapeutics, Inc.*	18,413	19,518
Celldex Therapeutics, Inc.*	4,543	10,381
Cepheid, Inc.*	6,153	238,921
Chelsea Therapeutics International Ltd.*	5,338	19,484
Cleveland Biolabs, Inc.*	3,078	7,818
Codexis, Inc.*	2,416	11,041
Cubist Pharmaceuticals, Inc.*	5,957	210,401
Curis, Inc.*	7,757	24,512
Cytori Therapeutics, Inc.*	4,787	14,122
DUSA Pharmaceuticals, Inc.*	2,420	8,954
Dyax Corp.*	10,027	12,634
Dynavax Technologies Corp.*	12,695	23,613
Emergent Biosolutions, Inc.*	2,441	37,665
Enzon Pharmaceuticals, Inc.*	3,636	25,597
Exact Sciences Corp.*	5,217	34,589
Exelixis, Inc.*	12,942	70,663
Genomic Health, Inc.*	1,740	38,245
Geron Corp.*	12,889	27,325
GTx, Inc.*	2,247	7,527
Halozyme Therapeutics, Inc.*	8,192	50,299
Horizon Pharma, Inc.*	253	1,768
Idenix Pharmaceuticals, Inc.*	5,440	27,146
Immunogen, Inc.*	7,537	82,606
Immunomedics, Inc.*	6,656	21,299
Incyte Corp.*	8,916	124,557
Infinity Pharmaceuticals, Inc.*	2,000	14,100
Inhibitex, Inc.*	6,609	16,258
Insmed, Inc.*	2,447	12,480
InterMune, Inc.*	5,341	107,888
Ironwood Pharmaceuticals, Inc.*	5,050	54,540
Isis Pharmaceuticals, Inc.*	9,623	65,244
Keryx Biopharmaceuticals, Inc.*	6,925	20,775
Lexicon Pharmaceuticals, Inc.*	17,249	15,867
Ligand Pharmaceuticals, Inc., Class B*	2,008	27,469
MannKind Corp.*	7,825	29,657
Maxygen, Inc.	2,935	16,054
Medivation, Inc.*	3,163	53,708
Metabolix, Inc.*	3,389	14,844
Micromet, Inc.*	9,126	43,805
Momenta Pharmaceuticals, Inc.*	4,636	53,314
Nabi Biopharmaceuticals*	4,466	7,503
Neurocrine Biosciences, Inc.*	5,009	29,954
Novavax, Inc.*	10,052	16,184
NPS Pharmaceuticals, Inc.*	8,641	56,253
Nymox Pharmaceutical Corp.*	1,914	15,657
OncoGenex Pharmaceutical, Inc.*	951	9,320
Oncothyreon, Inc.*	4,149	24,811
Onyx Pharmaceuticals, Inc.*	6,286	188,643
Opko Health, Inc.*	10,871	47,071
Orexigen Therapeutics, Inc.*	3,514	6,993
Osiris Therapeutics, Inc.*	1,736	8,888
PDL BioPharma, Inc.	13,995	77,672
Peregrine Pharmaceuticals, Inc.*	8,646	9,424
Pharmacyclics, Inc.*	4,577	54,146
PharmAthene, Inc.*	3,510	6,178
Progenics Pharmaceuticals, Inc.*	2,998	17,209
Raptor Pharmaceutical Corp.*	4,371	19,713
Rigel Pharmaceuticals, Inc.*	6,884	50,666
Sangamo BioSciences, Inc.*	5,429	23,616
Savient Pharmaceuticals, Inc.*	6,733	27,605
Sciclone Pharmaceuticals, Inc.*	3,518	13,404
Seattle Genetics, Inc.*	9,705	184,977
SIGA Technologies, Inc.*	3,438	11,242
Spectrum Pharmaceuticals, Inc.*	5,281	40,294
Sunesis Pharmaceuticals, Inc.*	2,789	3,430
Synta Pharmaceuticals Corp.*	2,372	7,709
Targacept, Inc.*	2,753	41,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Theravance, Inc.*	6,929	$139,550
Trius Therapeutics, Inc.*	882	5,557
Vanda Pharmaceuticals, Inc.*	2,850	14,108
Vical, Inc.*	7,386	18,317
Zalicus, Inc.*	7,446	7,302
ZIOPHARM Oncology, Inc.*	6,030	26,592
Zogenix, Inc.*	1,989	3,640

		3,600,908

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.*	2,257	51,708
ABIOMED, Inc.*	3,207	35,373
Accuray, Inc.*	6,851	27,541
Align Technology, Inc.*	6,194	93,963
Alimera Sciences, Inc.*	1,085	8,680
Alphatec Holdings, Inc.*	5,125	10,814
Analogic Corp.	1,272	57,762
AngioDynamics, Inc.*	2,550	33,507
Antares Pharma, Inc.*	8,695	20,172
ArthroCare Corp.*	2,695	77,535
AtriCure, Inc.*	1,359	13,237
Atrion Corp.	160	33,182
Bacterin International Holdings, Inc.*	2,019	4,038
Biolase Technology, Inc.*	2,857	8,571
Cantel Medical Corp.	1,344	28,385
Cardiovascular Systems, Inc.*	1,470	16,743
Cerus Corp.*	4,702	9,968
Conceptus, Inc.*	3,224	33,755
CONMED Corp.*	2,866	65,947
CryoLife, Inc.*	2,926	13,138
Cyberonics, Inc.*	2,829	80,061
Cynosure, Inc., Class A*	870	8,778
Delcath Systems, Inc.*	4,835	16,149
DexCom, Inc.*	6,735	80,820
DynaVox, Inc., Class A*	840	3,024
Endologix, Inc.*	4,954	49,738
Exactech, Inc.*	888	12,503
Greatbatch, Inc.*	2,359	47,204
Haemonetics Corp.*	2,583	151,054
Hansen Medical, Inc.*	4,434	14,721
HeartWare International, Inc.*	1,208	77,807
Hill-Rom Holdings, Inc.	1,000	30,020
ICU Medical, Inc.*	1,216	44,749
Insulet Corp.*	4,612	70,379
Integra LifeSciences Holdings Corp.*	2,092	74,831
Invacare Corp.	2,880	66,355
IRIS International, Inc.*	1,801	16,155
Kensey Nash Corp.*	865	21,192
MAKO Surgical Corp.*	3,219	110,154
Masimo Corp.	5,210	112,796
Medical Action Industries, Inc.*	1,461	7,378
Meridian Bioscience, Inc.	4,114	64,754
Merit Medical Systems, Inc.*	4,161	54,676
Natus Medical, Inc.*	2,987	28,406
Neogen Corp.*	2,335	81,071
Neoprobe Corp.*	9,627	28,496
NuVasive, Inc.*	4,007	68,399
NxStage Medical, Inc.*	4,481	93,474
OraSure Technologies, Inc.*	4,731	37,659
Orthofix International N.V.*	1,774	61,221
Palomar Medical Technologies, Inc.*	2,001	15,768
Quidel Corp.*	2,845	46,573
Rockwell Medical Technologies, Inc.*	1,591	12,983
RTI Biologics, Inc.*	5,624	18,503
Solta Medical, Inc.*	6,354	7,942
SonoSite, Inc.*	1,405	42,628
Spectranetics Corp.*	3,429	24,483
STAAR Surgical Co.*	3,646	28,439
Stereotaxis, Inc.*	4,285	4,756
STERIS Corp.	66,518	1,946,982
SurModics, Inc.*	1,567	14,260
Symmetry Medical, Inc.*	3,767	29,081
Synergetics USA, Inc.*	2,114	11,394
Synovis Life Technologies, Inc.*	1,198	20,007
Teleflex, Inc.	35,100	1,887,327
Tornier N.V.*	1,048	21,474
Unilife Corp.*	5,629	23,642
Uroplasty, Inc.*	2,023	9,812
Vascular Solutions, Inc.*	1,605	18,377
Volcano Corp.*	5,234	155,083
West Pharmaceutical Services, Inc.	29,371	1,089,664
Wright Medical Group, Inc.*	3,924	70,161
Young Innovations, Inc.	596	16,986
Zoll Medical Corp.*	2,213	83,519

		7,857,887

Health Care Providers & Services (0.9%)
Accretive Health, Inc.*	4,019	85,323
Air Methods Corp.*	1,120	71,310
Alliance HealthCare Services, Inc.*	2,785	3,175
Almost Family, Inc.*	845	14,052
Amedisys, Inc.*	2,959	43,852
American Dental Partners, Inc.*	1,594	15,398
AMN Healthcare Services, Inc.*	4,000	16,040
Amsurg Corp.*	3,073	69,143
Assisted Living Concepts, Inc., Class A	1,980	25,087
Bio-Reference Labs, Inc.*	2,456	45,215
BioScrip, Inc.*	4,103	26,095
Capital Senior Living Corp.*	2,877	17,751
CardioNet, Inc.*	2,483	7,449
Centene Corp.*	4,989	143,035
Chemed Corp.	2,124	116,735
Chindex International, Inc.*	1,189	10,475
Continucare Corp.*	2,894	18,464
Corvel Corp.*	643	27,328
Cross Country Healthcare, Inc.*	2,863	11,967
Emeritus Corp.*	3,086	43,513
Ensign Group, Inc.	1,658	38,316
ExamWorks Group, Inc.*	2,741	27,903
Five Star Quality Care, Inc.*	4,502	11,255
Gentiva Health Services, Inc.*	3,100	17,112
Hanger Orthopedic Group, Inc.*	3,378	63,810
HealthSouth Corp.*	9,391	140,208
Healthspring, Inc.*	6,796	247,782
Healthways, Inc.*	3,499	34,395
HMS Holdings Corp.*	8,450	206,096
IPC The Hospitalist Co., Inc.*	1,621	57,854
Kindred Healthcare, Inc.*	5,296	45,652
Landauer, Inc.	938	46,469
LHC Group, Inc.*	1,607	27,415
Magellan Health Services, Inc.*	3,206	154,850
MedQuist Holdings, Inc.*	3,139	23,731
Metropolitan Health Networks, Inc.*	4,274	19,404
Molina Healthcare, Inc.*	2,863	44,205
MWI Veterinary Supply, Inc.*	1,260	86,713
National Healthcare Corp.	1,028	33,204
National Research Corp.	203	6,727
Owens & Minor, Inc.	6,355	180,990
PharMerica Corp.*	2,834	40,441
Providence Service Corp.*	1,277	13,600
PSS World Medical, Inc.*	5,505	108,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
RadNet, Inc.*	3,031	$7,396
Select Medical Holdings Corp.*	4,218	28,134
Skilled Healthcare Group, Inc., Class A*	1,912	6,902
Sun Healthcare Group, Inc.*	2,584	6,977
Sunrise Senior Living, Inc.*	5,812	26,910
Team Health Holdings, Inc.*	2,667	43,792
Triple-S Management Corp., Class B*	2,001	33,517
U.S. Physical Therapy, Inc.	1,208	22,372
Universal American Corp.	3,250	32,695
Vanguard Health Systems, Inc.*	2,909	29,555
WellCare Health Plans, Inc.*	4,247	161,301

		2,887,484

Health Care Technology (0.2%)
athenahealth, Inc.*	3,472	206,758
Computer Programs & Systems, Inc.	1,114	73,691
Epocrates, Inc.*	673	6,064
HealthStream, Inc.*	1,503	19,283
MedAssets, Inc.*	4,782	45,955
Medidata Solutions, Inc.*	2,116	34,787
Merge Healthcare, Inc.*	5,311	32,344
Omnicell, Inc.*	3,223	44,413
Quality Systems, Inc.	1,932	187,404
Transcend Services, Inc.*	904	20,376

		671,075

Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*	6,708	32,869
Albany Molecular Research, Inc.*	2,251	6,348
BG Medicine, Inc.*	629	2,233
Caliper Life Sciences, Inc.*	4,679	48,989
Cambrex Corp.*	2,876	14,495
Complete Genomics, Inc.*	975	5,723
Enzo Biochem, Inc.*	4,230	10,871
eResearchTechnology, Inc.*	4,896	21,836
Fluidigm Corp.*	654	9,110
Furiex Pharmaceuticals, Inc.*	975	13,874
Harvard Bioscience, Inc.*	2,158	9,107
Luminex Corp.*	3,821	84,712
Medtox Scientific, Inc.	762	9,975
Mettler-Toledo International, Inc.*	6,000	839,760
Pacific Biosciences of California, Inc.*	3,368	10,811
PAREXEL International Corp.*	5,943	112,501
Pharmaceutical Product Development, Inc.	78,300	2,009,178
Sequenom, Inc.*	9,748	49,618

		3,292,010

Pharmaceuticals (0.5%)
Acura Pharmaceuticals, Inc.*	1,022	3,475
Aegerion Pharmaceuticals, Inc.*	896	11,352
Akorn, Inc.*	5,656	44,173
Ampio Pharmaceuticals, Inc.*	1,938	12,888
Auxilium Pharmaceuticals, Inc.*	4,829	72,387
AVANIR Pharmaceuticals, Inc., Class A*	12,502	35,756
Cadence Pharmaceuticals, Inc.*	3,800	24,890
Columbia Laboratories, Inc.*	7,271	14,178
Corcept Therapeutics, Inc.*	3,999	12,397
Cornerstone Therapeutics, Inc.*	921	5,894
Depomed, Inc.*	5,401	29,165
Durect Corp.*	8,356	13,453
Endocyte, Inc.*	1,646	17,448
Hi-Tech Pharmacal Co., Inc.*	1,042	35,011
Impax Laboratories, Inc.*	6,544	117,203
ISTA Pharmaceuticals, Inc.*	3,016	10,405
Jazz Pharmaceuticals, Inc.*	2,226	92,424
KV Pharmaceutical Co., Class A*	5,205	7,027
Lannett Co., Inc.*	1,400	5,362
MAP Pharmaceuticals, Inc.*	2,187	31,974
Medicines Co.*	5,430	80,798
Medicis Pharmaceutical Corp., Class A	6,160	224,717
Nektar Therapeutics*	11,113	53,898
Neostem, Inc.*	4,003	2,602
Obagi Medical Products, Inc.*	1,864	16,907
Optimer Pharmaceuticals, Inc.*	4,645	64,287
Pacira Pharmaceuticals, Inc.*	466	4,627
Pain Therapeutics, Inc.*	3,783	18,007
Par Pharmaceutical Cos., Inc.*	3,664	97,536
Pernix Therapeutics Holdings*	281	2,478
Pozen, Inc.*	2,420	5,832
Questcor Pharmaceuticals, Inc.*	5,297	144,396
Sagent Pharmaceuticals, Inc.*	677	13,703
Salix Pharmaceuticals Ltd.*	5,807	171,887
Santarus, Inc.*	5,210	14,536
Sucampo Pharmaceuticals, Inc., Class A*	1,121	4,181
Transcept Pharmaceuticals, Inc.*	467	3,092
ViroPharma, Inc.*	6,976	126,056
Vivus, Inc.*	8,809	71,089
XenoPort, Inc.*	3,561	21,010

		1,738,501

Total Health Care		20,047,865

Industrials (20.6%)
Aerospace & Defense (1.5%)
AAR Corp.	86,474	1,441,522
Aerovironment, Inc.*	1,717	48,334
American Science & Engineering, Inc.	910	55,555
Astronics Corp.*	963	27,205
Astronics Corp., Class B*	88	2,424
Ceradyne, Inc.*	63,980	1,720,422
Cubic Corp.	1,594	62,278
Curtiss-Wright Corp.	4,618	133,137
DigitalGlobe, Inc.*	3,545	68,879
Ducommun, Inc.	1,108	16,598
Esterline Technologies Corp.*	3,069	159,097
GenCorp, Inc.*	5,990	26,895
GeoEye, Inc.*	2,249	63,759
HEICO Corp.	4,157	204,691
Hexcel Corp.*	9,845	218,165
KEYW Holding Corp.*	1,801	12,805
Kratos Defense & Security Solutions, Inc.*	3,304	22,203
LMI Aerospace, Inc.*	932	15,900
Moog, Inc., Class A*	4,511	147,149
National Presto Industries, Inc.	477	41,456
Orbital Sciences Corp.*	5,895	75,456
Taser International, Inc.*	5,850	25,213
Teledyne Technologies, Inc.*	3,667	179,170
Triumph Group, Inc.	3,753	182,921

		4,951,234

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,200	22,516
Atlas Air Worldwide Holdings, Inc.*	2,636	87,752
Forward Air Corp.	2,882	73,347
Hub Group, Inc., Class A*	3,713	104,967
Pacer International, Inc.*	2,931	10,991
Park-Ohio Holdings Corp.*	859	10,317

		309,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.7%)
Alaska Air Group, Inc.*	3,591	$202,137
Allegiant Travel Co.*	1,477	69,611
Hawaiian Holdings, Inc.*	4,910	20,671
JetBlue Airways Corp.*	24,935	102,233
Republic Airways Holdings, Inc.*	4,760	13,471
SkyWest, Inc.	152,494	1,755,206
Spirit Airlines, Inc.*	1,570	19,625
U.S. Airways Group, Inc.*	16,061	88,336

		2,271,290

Building Products (2.3%)
A.O. Smith Corp.	22,857	732,110
AAON, Inc.	1,830	28,823
Ameresco, Inc., Class A*	1,756	17,841
American Woodmark Corp.	64,146	776,808
Ameron International Corp.	903	76,701
Apogee Enterprises, Inc.	116,736	1,002,762
Builders FirstSource, Inc.*	5,135	6,521
Gibraltar Industries, Inc.*	102,568	832,852
Griffon Corp.*	4,768	39,002
Insteel Industries, Inc.	1,726	17,381
NCI Building Systems, Inc.*	1,972	14,908
Quanex Building Products Corp.	3,866	42,333
Simpson Manufacturing Co., Inc.	65,881	1,642,413
Trex Co., Inc.*	1,586	25,424
Universal Forest Products, Inc.	87,195	2,097,040
USG Corp.*	7,176	48,294

		7,401,213

Commercial Services & Supplies (1.9%)
A.T. Cross Co., Class A*	879	9,915
ABM Industries, Inc.	106,218	2,024,515
ACCO Brands Corp.*	5,569	26,564
American Reprographics Co.*	3,790	12,734
APAC Customer Services, Inc.*	3,168	26,991
Brink’s Co.	4,613	107,529
Casella Waste Systems, Inc., Class A*	2,352	12,372
Cenveo, Inc.*	5,594	16,838
Clean Harbors, Inc.*	4,680	240,084
Consolidated Graphics, Inc.*	919	33,571
Courier Corp.	1,097	7,174
Deluxe Corp.	5,140	95,604
EnergySolutions, Inc.*	8,141	28,738
EnerNOC, Inc.*	2,333	20,997
Ennis, Inc.	2,541	33,186
Fuel Tech, Inc.*	1,923	11,192
G&K Services, Inc., Class A	1,839	46,968
GEO Group, Inc.*	6,531	121,215
Healthcare Services Group, Inc.	6,673	107,702
Heritage-Crystal Clean, Inc.*	449	8,154
Herman Miller, Inc.	5,638	100,695
Higher One Holdings, Inc.*	3,066	49,884
HNI Corp.	4,514	86,353
InnerWorkings, Inc.*	2,543	19,937
Interface, Inc., Class A	5,324	63,143
Intersections, Inc.	878	11,282
Kimball International, Inc., Class B	3,257	15,829
Knoll, Inc.	4,782	65,513
M&F Worldwide Corp.*	1,073	26,417
McGrath RentCorp	2,430	57,810
Metalico, Inc.*	4,142	16,154
Mine Safety Appliances Co.	54,827	1,478,136
Mobile Mini, Inc.*	3,596	59,118
Multi-Color Corp.	1,170	26,430
Quad/Graphics, Inc.	2,525	45,627
Rollins, Inc.	6,314	118,135
Schawk, Inc.	56,719	559,817
Standard Parking Corp.*	1,563	24,445
Steelcase, Inc., Class A	7,958	50,215
Swisher Hygiene, Inc.*	8,525	34,526
Sykes Enterprises, Inc.*	4,201	62,805
Team, Inc.*	1,941	40,722
Tetra Tech, Inc.*	6,279	117,669
TMS International Corp., Class A*	1,247	9,078
TRC Cos., Inc.*	1,707	5,138
U.S. Ecology, Inc.	1,852	28,651
UniFirst Corp.	1,435	64,991
United Stationers, Inc.	4,639	126,413
Viad Corp.	2,078	35,284
WCA Waste Corp.*	1,518	6,436

		6,398,696

Construction & Engineering (1.2%)
Argan, Inc.*	849	8,643
Comfort Systems USA, Inc.	3,804	31,649
Dycom Industries, Inc.*	3,578	54,743
EMCOR Group, Inc.*	55,583	1,130,002
Furmanite Corp.*	3,773	20,412
Granite Construction, Inc.	119,398	2,241,101
Great Lakes Dredge & Dock Corp.	5,759	23,439
Insituform Technologies, Inc., Class A*	3,998	46,297
Layne Christensen Co.*	1,987	45,900
MasTec, Inc.*	5,675	99,937
Michael Baker Corp.*	822	15,725
MYR Group, Inc.*	2,019	35,615
Northwest Pipe Co.*	915	18,565
Orion Marine Group, Inc.*	2,811	16,220
Pike Electric Corp.*	1,690	11,441
Primoris Services Corp.	2,655	27,771
Sterling Construction Co., Inc.*	1,729	19,313
Tutor Perini Corp.	3,130	35,964
UniTek Global Services, Inc.*	994	4,930

		3,887,667

Electrical Equipment (2.2%)
A123 Systems, Inc.*	8,867	30,502
Active Power, Inc.*	7,831	10,102
Acuity Brands, Inc.	4,299	154,936
American Superconductor Corp.*	4,660	18,314
AZZ, Inc.	1,222	47,377
Belden, Inc.	4,746	122,399
Brady Corp., Class A	74,801	1,976,990
Broadwind Energy, Inc.*	16,059	5,140
Capstone Turbine Corp.*	25,230	25,230
Coleman Cable, Inc.*	806	6,819
Encore Wire Corp.	1,851	38,094
Ener1, Inc.*	7,983	1,094
EnerSys*	5,053	101,161
Franklin Electric Co., Inc.	32,702	1,186,429
FuelCell Energy, Inc.*	12,388	10,405
Generac Holdings, Inc.*	2,493	46,893
General Cable Corp.*	14,000	326,900
Global Power Equipment Group, Inc.*	1,565	36,418
II-VI, Inc.*	5,180	90,650
LSI Industries, Inc.	1,887	11,756
Powell Industries, Inc.*	34,400	1,065,368
PowerSecure International, Inc.*	1,953	9,238
Preformed Line Products Co.	209	9,572
Roper Industries, Inc.	26,450	1,822,669
SatCon Technology Corp.*	7,808	7,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Thermon Group Holdings, Inc.*	972	$13,433
Valence Technology, Inc.*	6,544	6,806
Vicor Corp.	1,950	17,062
Woodward, Inc.	6,095	167,003

		7,366,178

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	54,200	1,727,896
Raven Industries, Inc.	1,815	87,483
Seaboard Corp.	31	55,862
Standex International Corp.	1,259	39,193
Tredegar Corp.	2,439	36,170

		1,946,604

Machinery (7.9%)
3D Systems Corp.*	4,086	57,163
Accuride Corp.*	4,027	20,618
Actuant Corp., Class A	6,783	133,964
Alamo Group, Inc.	703	14,615
Albany International Corp., Class A	2,769	50,534
Altra Holdings, Inc.*	2,716	31,424
American Railcar Industries, Inc.*	949	14,596
Ampco-Pittsburgh Corp.	875	17,894
Astec Industries, Inc.*	52,999	1,551,811
Badger Meter, Inc.	1,512	43,742
Barnes Group, Inc.	5,480	105,490
Blount International, Inc.*	4,731	63,206
Briggs & Stratton Corp.	95,520	1,290,475
Cascade Corp.	887	29,617
Chart Industries, Inc.*	2,956	124,655
CIRCOR International, Inc.	22,587	663,380
CLARCOR, Inc.	5,032	208,224
Colfax Corp.*	2,486	50,366
Columbus McKinnon Corp.*	1,943	21,295
Commercial Vehicle Group, Inc.*	2,871	18,862
Douglas Dynamics, Inc.	1,828	23,362
Dynamic Materials Corp.	1,324	20,853
Energy Recovery, Inc.*	4,440	13,364
EnPro Industries, Inc.*	53,022	1,573,693
ESCO Technologies, Inc.	2,678	68,289
Federal Signal Corp.	6,304	27,864
Flow International Corp.*	4,576	10,113
Force Protection, Inc.*	7,064	27,196
FreightCar America, Inc.*	1,213	17,479
Gardner Denver, Inc.	37,000	2,351,350
Gorman-Rupp Co.	1,542	38,072
Graco, Inc.	43,000	1,468,020
Graham Corp.	1,010	16,806
Greenbrier Cos., Inc.*	1,911	22,263
Hurco Cos., Inc.*	623	12,647
John Bean Technologies Corp.	2,821	40,227
Kadant, Inc.*	1,221	21,685
Kaydon Corp.	36,798	1,055,367
Kennametal, Inc.	62,900	2,059,346
L.B. Foster Co., Class A	966	21,474
Lincoln Electric Holdings, Inc.	54,500	1,581,045
Lindsay Corp.	1,274	68,541
Lydall, Inc.*	1,734	15,433
Meritor, Inc.*	9,548	67,409
Met-Pro Corp.	1,355	11,626
Middleby Corp.*	1,884	132,747
Miller Industries, Inc.	1,164	20,195
Mueller Industries, Inc.	67,304	2,597,261
Mueller Water Products, Inc., Class A	15,749	39,058
NACCO Industries, Inc., Class A	594	37,660
NN, Inc.*	1,659	8,378
Nordson Corp.	33,300	1,323,342
Omega Flex, Inc.*	152	2,022
Pentair, Inc.	27,000	864,270
PMFG, Inc.*	1,723	27,172
RBC Bearings, Inc.*	2,215	75,288
Robbins & Myers, Inc.	3,912	135,786
Sauer-Danfoss, Inc.*	1,165	33,668
Sun Hydraulics Corp.	2,016	41,086
Tecumseh Products Co., Class A*	1,816	13,239
Tennant Co.	1,932	68,335
Timken Co.	15,100	495,582
Titan International, Inc.	4,141	62,115
Trimas Corp.*	2,548	37,838
Trinity Industries, Inc.	117,400	2,513,534
Twin Disc, Inc.	857	22,856
Wabash National Corp.*	223,902	1,068,013
Watts Water Technologies, Inc., Class A	45,032	1,200,103
Xerium Technologies, Inc.*	1,088	11,391

		25,976,394

Marine (0.0%)
Baltic Trading Ltd.	1,839	8,551
Eagle Bulk Shipping, Inc.*	6,672	10,475
Excel Maritime Carriers Ltd.*	4,521	9,403
Genco Shipping & Trading Ltd.*	2,980	23,274
International Shipholding Corp.	571	10,558
Ultrapetrol Bahamas Ltd.*	2,073	4,706

		66,967

Professional Services (0.8%)
Acacia Research Corp. - Acacia Technologies*	4,241	152,634
Advisory Board Co.*	1,573	101,506
Barrett Business Services, Inc.	669	9,326
CBIZ, Inc.*	3,667	24,166
CDI Corp.	1,257	13,425
Corporate Executive Board Co.	3,479	103,674
CoStar Group, Inc.*	2,545	132,264
CRA International, Inc.*	1,001	20,030
Dolan Co.*	2,825	25,397
Exponent, Inc.*	1,423	58,813
Franklin Covey Co.*	1,419	10,784
FTI Consulting, Inc.*	4,182	153,939
GP Strategies Corp.*	1,544	15,425
Heidrick & Struggles International, Inc.	1,803	29,659
Hill International, Inc.*	2,570	12,028
Hudson Highland Group, Inc.*	3,439	11,761
Huron Consulting Group, Inc.*	2,247	69,949
ICF International, Inc.*	1,963	36,924
Insperity, Inc.	47,993	1,067,844
Kelly Services, Inc., Class A	2,481	28,283
Kforce, Inc.*	3,364	33,001
Korn/Ferry International*	4,714	57,464
Mistras Group, Inc.*	1,511	26,533
Navigant Consulting, Inc.*	5,167	47,898
Odyssey Marine Exploration, Inc.*	7,437	18,295
On Assignment, Inc.*	3,674	25,975
Pendrell Corp.*	14,965	33,671
Resources Connection, Inc.	4,493	43,942
RPX Corp.*	947	19,612
School Specialty, Inc.*	1,630	11,622
TrueBlue, Inc.*	4,516	51,166
VSE Corp.	440	11,387

		2,458,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.9%)
Amerco, Inc.*	869	$54,269
Arkansas Best Corp.	2,572	41,538
Avis Budget Group, Inc.*	10,349	100,075
Celadon Group, Inc.	2,010	17,849
Covenant Transportation Group, Inc., Class A*	707	2,581
Dollar Thrifty Automotive Group, Inc.*	2,878	162,031
Genesee & Wyoming, Inc., Class A*	45,348	2,109,589
Heartland Express, Inc.	5,103	69,197
Knight Transportation, Inc.	6,006	79,940
Marten Transport Ltd.	1,583	27,291
Old Dominion Freight Line, Inc.*	4,769	138,158
Patriot Transportation Holding, Inc.*	633	12,793
Quality Distribution, Inc.*	1,451	13,015
RailAmerica, Inc.*	2,170	28,275
Roadrunner Transportation Systems, Inc.*	861	11,813
Saia, Inc.*	1,375	14,465
Swift Transportation Co.*	7,958	51,249
Universal Truckload Services, Inc.	600	7,800
Werner Enterprises, Inc.	4,324	90,069
Zipcar, Inc.*	1,011	18,198

		3,050,195

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,472	13,077
Aircastle Ltd.	5,802	55,235
Applied Industrial Technologies, Inc.	33,786	917,628
Beacon Roofing Supply, Inc.*	4,628	74,002
CAI International, Inc.*	1,257	14,732
DXP Enterprises, Inc.*	882	16,608
Essex Rental Corp.*	1,541	3,791
H&E Equipment Services, Inc.*	2,891	23,851
Houston Wire & Cable Co.	1,765	20,280
Interline Brands, Inc.*	3,237	41,660
Kaman Corp.	2,643	73,607
Lawson Products, Inc.	390	5,273
RSC Holdings, Inc.*	6,805	48,520
Rush Enterprises, Inc., Class A*	3,238	45,850
SeaCube Container Leasing Ltd.	1,117	13,549
TAL International Group, Inc.	2,159	53,845
Textainer Group Holdings Ltd.	1,149	23,302
Titan Machinery, Inc.*	1,544	27,638
United Rentals, Inc.*	6,309	106,243
Watsco, Inc.	2,805	143,335

		1,722,026

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,000	21,860

Total Industrials		67,828,611

Information Technology (6.9%)
Communications Equipment (0.6%)
ADTRAN, Inc.	6,416	169,767
Anaren, Inc.*	1,527	29,242
Arris Group, Inc.*	12,209	125,753
Aruba Networks, Inc.*	8,483	177,380
Aviat Networks, Inc.*	6,151	14,455
Bel Fuse, Inc., Class B	1,076	16,775
BigBand Networks, Inc.*	4,900	6,272
Black Box Corp.	1,794	38,302
Blue Coat Systems, Inc.*	4,378	60,767
Calix, Inc.*	3,776	29,453
Communications Systems, Inc.	609	7,917
Comtech Telecommunications Corp.	2,703	75,927
DG FastChannel, Inc.*	2,758	46,748
Dialogic, Inc.*	1,417	2,621
Digi International, Inc.*	2,576	28,336
Emcore Corp.*	8,740	8,653
Emulex Corp.*	8,831	56,518
Extreme Networks, Inc.*	9,116	24,157
Finisar Corp.*	9,012	158,070
Globecomm Systems, Inc.*	2,284	30,857
Harmonic, Inc.*	11,449	48,773
Infinera Corp.*	10,487	80,960
InterDigital, Inc.	4,515	210,309
Ixia*	3,860	29,606
KVH Industries, Inc.*	1,512	11,960
Loral Space & Communications, Inc.*	1,102	55,210
Meru Networks, Inc.*	1,060	8,639
NETGEAR, Inc.*	3,615	93,592
Numerex Corp., Class A*	850	4,726
Oclaro, Inc.*	5,081	18,495
Oplink Communications, Inc.*	1,833	27,752
Opnext, Inc.*	3,992	4,990
ORBCOMM, Inc.*	3,292	8,395
Plantronics, Inc.	4,748	135,081
Powerwave Technologies, Inc.*	14,874	25,583
Procera Networks, Inc.*	1,331	12,778
ShoreTel, Inc.*	4,782	23,814
Sonus Networks, Inc.*	21,025	45,624
Sycamore Networks, Inc.	1,997	36,046
Symmetricom, Inc.*	4,436	19,252
Tekelec*	6,259	37,804
ViaSat, Inc.*	3,649	121,548
Westell Technologies, Inc., Class A*	5,171	11,169

		2,180,076

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	2,953	22,856
Cray, Inc.*	3,308	17,565
Dot Hill Systems Corp.*	5,394	8,145
Electronics for Imaging, Inc.*	4,566	61,504
Imation Corp.*	3,046	22,266
Immersion Corp.*	2,871	17,169
Intermec, Inc.*	5,923	38,618
Intevac, Inc.*	2,321	16,224
Novatel Wireless, Inc.*	3,078	9,296
OCZ Technology Group, Inc.*	5,162	25,036
Quantum Corp.*	22,750	41,178
Rimage Corp.	977	12,359
Silicon Graphics International Corp.*	3,133	37,345
STEC, Inc.*	4,206	42,649
Stratasys, Inc.*	2,130	39,490
Super Micro Computer, Inc.*	2,678	33,555
Synaptics, Inc.*	3,173	75,835
Xyratex Ltd.	3,101	28,746

		549,836

Electronic Equipment, Instruments & Components (2.2%)
Aeroflex Holding Corp.*	1,971	17,936
Agilysys, Inc.*	1,797	12,813
Anixter International, Inc.	2,872	136,248
Benchmark Electronics, Inc.*	201,140	2,616,831
Brightpoint, Inc.*	6,636	61,117
Checkpoint Systems, Inc.*	3,990	54,184
Cognex Corp.	4,173	113,130
Coherent, Inc.*	2,524	108,431
CTS Corp.	3,545	28,821
Daktronics, Inc.	3,541	30,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
DDi Corp.	1,588	$11,497
DTS, Inc.*	1,763	43,775
Echelon Corp.*	3,479	24,388
Electro Rent Corp.	1,921	26,529
Electro Scientific Industries, Inc.*	2,302	27,371
eMagin Corp.*	1,695	4,458
Fabrinet*	2,043	38,204
FARO Technologies, Inc.*	1,629	51,395
FEI Co.*	3,901	116,874
GSI Group, Inc.*	2,555	19,622
Identive Group, Inc.*	3,842	7,646
Insight Enterprises, Inc.*	4,708	71,279
Kemet Corp.*	4,430	31,674
LeCroy Corp.*	1,602	12,656
Littelfuse, Inc.	2,300	92,483
Maxwell Technologies, Inc.*	2,801	51,566
Measurement Specialties, Inc.*	1,511	39,226
Mercury Computer Systems, Inc.*	3,013	34,649
Methode Electronics, Inc.	3,779	28,078
Microvision, Inc.*	10,620	7,223
MTS Systems Corp.	1,584	48,534
Multi-Fineline Electronix, Inc.*	34,124	680,433
NeoPhotonics Corp.*	824	5,669
Newport Corp.*	3,792	40,991
OSI Systems, Inc.*	1,909	63,990
Park Electrochemical Corp.	2,073	44,300
PC Connection, Inc.*	890	7,102
Plexus Corp.*	3,552	80,346
Power-One, Inc.*	6,918	31,131
Pulse Electronics Corp.	4,264	12,195
RadiSys Corp.*	2,007	12,283
Richardson Electronics Ltd.	1,175	15,992
Rofin-Sinar Technologies, Inc.*	88,872	1,706,342
Rogers Corp.*	1,614	63,156
Sanmina-SCI Corp.*	8,180	54,642
Scansource, Inc.*	2,722	80,462
SYNNEX Corp.*	2,521	66,050
TTM Technologies, Inc.*	5,260	50,023
Universal Display Corp.*	3,821	183,179
Viasystems Group, Inc.*	259	4,556
Vishay Precision Group, Inc.*	1,209	15,935
X-Rite, Inc.*	2,765	10,313
Zygo Corp.*	1,639	18,947

		7,217,057

Internet Software & Services (0.5%)
Active Network, Inc.*	1,224	18,054
Ancestry.com, Inc.*	3,193	75,035
Bankrate, Inc.*	2,232	33,949
Carbonite, Inc.*	617	7,429
comScore, Inc.*	3,202	54,018
Constant Contact, Inc.*	2,932	50,694
Cornerstone OnDemand, Inc.*	1,124	14,095
DealerTrack Holdings, Inc.*	4,157	65,140
Demand Media, Inc.*	800	6,400
Dice Holdings, Inc.*	4,855	37,966
Digital River, Inc.*	4,014	83,210
EarthLink, Inc.	11,067	72,267
Envestnet, Inc.*	1,904	19,040
FriendFinder Networks, Inc.*	608	1,119
InfoSpace, Inc.*	3,544	29,628
Internap Network Services Corp.*	5,302	26,086
IntraLinks Holdings, Inc.*	3,228	24,242
j2 Global Communications, Inc.	4,582	123,256
Keynote Systems, Inc.	1,425	30,110
KIT Digital, Inc.*	3,774	31,702
Limelight Networks, Inc.*	6,820	16,095
Liquidity Services, Inc.*	1,886	60,484
LivePerson, Inc.*	5,301	52,745
LogMeIn, Inc.*	2,053	68,180
LoopNet, Inc.*	1,699	29,104
Marchex, Inc., Class B	2,089	17,756
ModusLink Global Solutions, Inc.	4,420	15,426
Move, Inc.*	16,174	23,452
NIC, Inc.	6,428	73,601
OpenTable, Inc.*	2,379	109,458
Openwave Systems, Inc.*	8,454	13,188
Perficient, Inc.*	2,549	18,659
Quepasa Corp.*	701	2,411
QuinStreet, Inc.*	2,761	28,576
RealNetworks, Inc.	2,161	18,217
Responsys, Inc.*	942	10,155
RightNow Technologies, Inc.*	2,480	81,964
Saba Software, Inc.*	2,890	16,646
SciQuest, Inc.*	1,214	18,137
SPS Commerce, Inc.*	809	13,179
Stamps.com, Inc.	1,019	20,828
support.com, Inc.*	4,839	9,581
TechTarget, Inc.*	1,546	8,828
Travelzoo, Inc.*	563	12,380
United Online, Inc.	8,865	46,364
ValueClick, Inc.*	7,817	121,633
Vocus, Inc.*	1,797	30,118
Web.com Group, Inc.*	2,903	20,263
XO Group, Inc.*	3,152	25,752
Zillow, Inc.*	377	10,311
Zix Corp.*	6,637	17,721

		1,814,652

IT Services (0.6%)
Acxiom Corp.*	8,152	86,737
CACI International, Inc., Class A*	2,987	149,171
Cardtronics, Inc.*	4,314	98,877
Cass Information Systems, Inc.	865	26,858
CIBER, Inc.*	6,508	19,719
Computer Task Group, Inc.*	1,552	17,336
Convergys Corp.*	10,551	98,968
CSG Systems International, Inc.*	3,470	43,861
Dynamics Research Corp.*	838	7,475
Echo Global Logistics, Inc.*	1,130	15,029
Euronet Worldwide, Inc.*	5,129	80,731
ExlService Holdings, Inc.*	1,641	36,102
Forrester Research, Inc.	1,496	48,635
Global Cash Access Holdings, Inc.*	5,068	12,974
Hackett Group, Inc.*	3,007	11,216
Heartland Payment Systems, Inc.	3,899	76,888
iGATE Corp.	3,098	35,751
Jack Henry & Associates, Inc.	8,671	251,286
Lionbridge Technologies, Inc.*	6,414	15,778
ManTech International Corp., Class A	2,341	73,461
MAXIMUS, Inc.	3,490	121,801
MoneyGram International, Inc.*	8,552	19,926
NCI, Inc., Class A*	708	8,446
Ness Technologies, Inc.*	3,288	25,186
PRGX Global, Inc.*	1,862	8,789
Sapient Corp.	11,002	111,560
ServiceSource International, Inc.*	994	13,131
Stream Global Services, Inc.*	700	1,442
Syntel, Inc.	1,546	66,772
TeleTech Holdings, Inc.*	2,567	39,121
TNS, Inc.*	2,587	48,636
Unisys Corp.*	4,348	68,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Virtusa Corp.*	1,545	$20,394
Wright Express Corp.*	3,877	147,481

		1,907,758

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Analogic Technologies, Inc.*	4,311	18,667
Advanced Energy Industries, Inc.*	4,371	37,678
Alpha & Omega Semiconductor Ltd.*	1,430	11,740
Amkor Technology, Inc.*	10,524	45,885
Amtech Systems, Inc.*	961	7,688
ANADIGICS, Inc.*	6,786	14,658
Applied Micro Circuits Corp.*	6,457	34,674
ATMI, Inc.*	3,152	49,865
Axcelis Technologies, Inc.*	10,177	12,212
AXT, Inc.*	3,256	16,410
Brooks Automation, Inc.	6,699	54,597
Cabot Microelectronics Corp.*	2,380	81,848
Cavium, Inc.*	4,813	129,999
CEVA, Inc.*	2,315	56,278
Cirrus Logic, Inc.*	6,667	98,272
Cohu, Inc.	124,708	1,232,115
CSR plc (ADR)*	746	9,681
Cymer, Inc.*	2,986	111,019
Diodes, Inc.*	3,541	63,455
DSP Group, Inc.*	2,413	14,237
Entegris, Inc.*	13,514	86,219
Entropic Communications, Inc.*	8,625	35,621
Exar Corp.*	3,770	21,527
FormFactor, Inc.*	5,175	32,240
FSI International, Inc.*	3,886	7,345
GSI Technology, Inc.*	2,063	10,150
GT Advanced Technologies, Inc.*	12,686	89,056
Hittite Microwave Corp.*	3,155	153,648
Inphi Corp.*	2,052	17,996
Integrated Device Technology, Inc.*	14,996	77,229
Integrated Silicon Solution, Inc.*	2,557	19,970
IXYS Corp.*	2,466	26,830
Kopin Corp.*	6,190	21,232
Kulicke & Soffa Industries, Inc.*	6,940	51,772
Lattice Semiconductor Corp.*	11,936	62,664
LTX-Credence Corp.*	5,036	26,640
MaxLinear, Inc., Class A*	1,575	10,174
Micrel, Inc.	5,133	48,610
Microsemi Corp.*	8,700	139,026
Mindspeed Technologies, Inc.*	3,310	17,212
MIPS Technologies, Inc.*	5,292	25,613
MKS Instruments, Inc.	5,260	114,195
Monolithic Power Systems, Inc.*	3,053	31,080
MoSys, Inc.*	3,156	11,551
Nanometrics, Inc.*	2,021	29,304
Netlogic Microsystems, Inc.*	6,783	326,330
NVE Corp.*	492	29,845
OmniVision Technologies, Inc.*	5,853	82,176
PDF Solutions, Inc.*	2,304	9,400
Pericom Semiconductor Corp.*	2,585	19,155
Photronics, Inc.*	5,786	28,814
PLX Technology, Inc.*	4,334	13,045
Power Integrations, Inc.	2,903	88,861
Rambus, Inc.*	9,880	138,320
RF Micro Devices, Inc.*	27,278	172,943
Rubicon Technology, Inc.*	1,769	19,335
Rudolph Technologies, Inc.*	3,187	21,321
Semtech Corp.*	6,575	138,733
Sigma Designs, Inc.*	3,238	25,386
Silicon Image, Inc.*	8,024	47,101
Spansion, Inc., Class A*	5,050	61,711
Standard Microsystems Corp.*	2,262	43,883
Supertex, Inc.*	1,147	19,843
Tessera Technologies, Inc.*	5,175	61,789
TriQuint Semiconductor, Inc.*	16,551	83,086
Ultra Clean Holdings, Inc.*	2,353	10,094
Ultratech, Inc.*	2,545	43,647
Veeco Instruments, Inc.*	4,117	100,455
Volterra Semiconductor Corp.*	2,450	47,114

		4,900,269

Software (1.3%)
Accelrys, Inc.*	5,636	34,154
ACI Worldwide, Inc.*	3,302	90,937
Actuate Corp.*	3,728	20,579
Advent Software, Inc.*	3,321	69,243
American Software, Inc., Class A	2,393	17,349
Aspen Technology, Inc.*	8,507	129,902
Blackbaud, Inc.	4,401	98,010
Blackboard, Inc.*	3,496	156,131
Bottomline Technologies, Inc.*	3,524	70,973
BroadSoft, Inc.*	2,272	68,955
Callidus Software, Inc.*	2,950	13,600
CommVault Systems, Inc.*	4,391	162,731
Concur Technologies, Inc.*	4,432	164,959
Convio, Inc.*	1,174	9,873
Deltek, Inc.*	2,180	13,102
DemandTec, Inc.*	3,210	20,993
Digimarc Corp.*	627	15,913
Ebix, Inc.*	2,809	41,292
Ellie Mae, Inc.*	770	4,281
EPIQ Systems, Inc.	3,207	40,184
ePlus, Inc.*	396	9,769
Fair Isaac Corp.	4,030	87,975
FalconStor Software, Inc.*	3,020	8,818
Glu Mobile, Inc.*	5,047	10,649
Guidance Software, Inc.*	1,293	8,392
Interactive Intelligence Group*	1,422	38,607
JDA Software Group, Inc.*	4,173	97,815
Kenexa Corp.*	2,649	41,430
Magma Design Automation, Inc.*	6,699	30,480
Manhattan Associates, Inc.*	2,202	72,842
Mentor Graphics Corp.*	9,732	93,622
MicroStrategy, Inc., Class A*	791	90,229
Monotype Imaging Holdings, Inc.*	3,583	43,462
Motricity, Inc.*	3,713	6,275
NetScout Systems, Inc.*	3,750	42,825
NetSuite, Inc.*	2,741	74,034
Opnet Technologies, Inc.	1,447	50,515
Parametric Technology Corp.*	11,954	183,853
Pegasystems, Inc.	1,654	50,629
Progress Software Corp.*	6,749	118,445
PROS Holdings, Inc.*	2,155	27,778
QAD, Inc., Class A*	505	5,398
QAD, Inc., Class B*	219	2,223
QLIK Technologies, Inc.*	6,994	151,490
Quest Software, Inc.*	6,161	97,837
RealD, Inc.*	4,045	37,821
RealPage, Inc.*	3,043	62,229
Renaissance Learning, Inc.	1,296	21,747
Rosetta Stone, Inc.*	1,039	9,507
S1 Corp.*	5,333	48,904
SeaChange International, Inc.*	2,667	20,536
Smith Micro Software, Inc.*	3,380	5,138
SolarWinds, Inc.*	5,744	126,483
Sourcefire, Inc.*	2,834	75,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SRS Labs, Inc.*	1,277	$9,143
SS&C Technologies Holdings, Inc.*	2,510	35,868
SuccessFactors, Inc.*	8,289	190,564
Synchronoss Technologies, Inc.*	2,659	66,236
Take-Two Interactive Software, Inc.*	7,244	92,144
Taleo Corp., Class A*	4,147	106,661
Tangoe, Inc.*	884	9,998
TeleCommunication Systems, Inc., Class A*	4,400	15,180
TeleNav, Inc.*	1,637	14,520
THQ, Inc.*	6,935	11,998
TiVo, Inc.*	11,850	110,679
Tyler Technologies, Inc.*	3,156	79,784
Ultimate Software Group, Inc.*	2,562	119,697
VASCO Data Security International, Inc.*	2,749	14,047
Verint Systems, Inc.*	2,121	55,761
VirnetX Holding Corp.*	4,106	61,549
Wave Systems Corp., Class A*	8,239	19,279
Websense, Inc.*	4,042	69,927

		4,179,791

Total Information Technology		22,749,439

Materials (4.9%)
Chemicals (2.5%)
A. Schulman, Inc.	74,131	1,259,486
American Vanguard Corp.	2,291	25,568
Arch Chemicals, Inc.	2,284	107,165
Balchem Corp.	2,884	107,602
Cabot Corp.	53,600	1,328,208
Calgon Carbon Corp.*	5,574	81,213
Chase Corp.	554	5,955
Chemtura Corp.*	9,684	97,131
Ferro Corp.*	8,745	53,782
Flotek Industries, Inc.*	5,015	23,420
FutureFuel Corp.	1,881	19,562
Georgia Gulf Corp.*	3,291	45,515
H.B. Fuller Co.	35,981	655,574
Hawkins, Inc.	892	28,401
Innophos Holdings, Inc.	2,195	87,515
Innospec, Inc.*	2,374	57,475
KMG Chemicals, Inc.	699	8,612
Koppers Holdings, Inc.	2,087	53,448
Kraton Performance Polymers, Inc.*	3,212	51,970
Landec Corp.*	2,663	14,167
LSB Industries, Inc.*	1,850	53,039
Minerals Technologies, Inc.	1,800	88,686
NewMarket Corp.	898	136,379
NL Industries, Inc.	697	8,733
Olin Corp.	7,938	142,963
OM Group, Inc.*	3,137	81,468
Omnova Solutions, Inc.*	4,608	16,497
PolyOne Corp.	9,390	100,567
Quaker Chemical Corp.	1,288	33,385
RPM International, Inc.	119,850	2,241,195
Senomyx, Inc.*	4,092	14,363
Sensient Technologies Corp.	35,342	1,150,382
Spartech Corp.*	2,978	9,530
Stepan Co.	799	53,677
STR Holdings, Inc.*	3,047	24,711
TPC Group, Inc.*	1,325	26,606
Zep, Inc.	2,169	32,578
Zoltek Cos., Inc.*	2,772	17,824

		8,344,352

Construction Materials (0.1%)
Eagle Materials, Inc.	4,472	74,459
Headwaters, Inc.*	6,183	8,903
Texas Industries, Inc.	2,296	72,875
United States Lime & Minerals, Inc.*	260	10,374

		166,611

Containers & Packaging (0.3%)
AEP Industries, Inc.*	450	9,990
AptarGroup, Inc.	21,700	969,339
Boise, Inc.	10,508	54,326
Graphic Packaging Holding Co.*	15,978	55,124
Myers Industries, Inc.	3,232	32,805

		1,121,584

Metals & Mining (1.8%)
A.M. Castle & Co.*	1,659	18,150
AMCOL International Corp.	2,455	58,895
Century Aluminum Co.*	5,218	46,649
Coeur d’Alene Mines Corp.*	8,946	191,802
Commercial Metals Co.	58,000	551,580
General Moly, Inc.*	6,730	19,517
Globe Specialty Metals, Inc.	6,309	91,607
Gold Resource Corp.	2,831	47,136
Golden Minerals Co.*	2,801	20,839
Golden Star Resources Ltd.*	25,311	47,078
Handy & Harman Ltd.*	525	5,297
Haynes International, Inc.	1,233	53,574
Hecla Mining Co.*	27,850	149,276
Horsehead Holding Corp.*	4,423	32,819
Jaguar Mining, Inc.*	8,650	40,655
Kaiser Aluminum Corp.	1,629	72,132
Materion Corp.*	2,059	46,698
Metals USA Holdings Corp.*	1,045	9,353
Midway Gold Corp.*	8,816	17,720
Noranda Aluminum Holding Corp.*	2,244	18,737
Olympic Steel, Inc.	904	15,314
Paramount Gold and Silver Corp.*	11,705	27,624
Reliance Steel & Aluminum Co.	71,800	2,441,918
Revett Minerals, Inc.*	2,383	9,198
RTI International Metals, Inc.*	3,059	71,336
Steel Dynamics, Inc.	149,500	1,483,040
Stillwater Mining Co.*	10,393	88,341
SunCoke Energy, Inc.*	1,112	12,232
Thompson Creek Metals Co., Inc.*	15,441	93,727
U.S. Energy Corp./Wyoming*	2,442	5,641
U.S. Gold Corp.*	10,595	42,486
Universal Stainless & Alloy Products, Inc.*	739	18,785
Vista Gold Corp.*	6,993	23,357
Worthington Industries, Inc.	5,808	81,138

		5,953,651

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	4,018	96,874
Clearwater Paper Corp.*	2,282	77,542
Deltic Timber Corp.	1,077	64,275
KapStone Paper and Packaging Corp.*	3,860	53,616
Louisiana-Pacific Corp.*	13,260	67,626
Neenah Paper, Inc.	1,404	19,909
P.H. Glatfelter Co.	4,629	61,149
Schweitzer-Mauduit International, Inc.	1,605	89,671
Verso Paper Corp.*	1,355	2,263
Wausau Paper Corp.	4,714	30,123

		563,048

Total Materials		16,149,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	6,185	$25,173
AboveNet, Inc.	2,305	123,548
Alaska Communications Systems Group, Inc.	4,589	30,104
Atlantic Tele-Network, Inc.	898	29,526
Boingo Wireless, Inc.*	562	4,018
Cbeyond, Inc.*	2,869	20,255
Cincinnati Bell, Inc.*	19,549	60,407
Cogent Communications Group, Inc.*	4,621	62,153
Consolidated Communications Holdings, Inc.	2,602	46,966
Fairpoint Communications, Inc.*	2,130	9,159
General Communication, Inc., Class A*	4,216	34,571
Global Crossing Ltd.*	3,093	73,954
Globalstar, Inc.*	9,871	4,037
HickoryTech Corp.	1,218	11,717
IDT Corp., Class B	1,318	26,887
inContact, Inc.*	2,951	10,181
Iridium Communications, Inc.*	4,337	26,889
Neutral Tandem, Inc.*	3,189	30,870
PAETEC Holding Corp.*	12,659	66,966
Premiere Global Services, Inc.*	5,306	34,065
SureWest Communications	1,351	14,145
Towerstream Corp.*	3,854	9,866
Vonage Holdings Corp.*	13,962	36,301

		791,758

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	6,139	42,359
NTELOS Holdings Corp.	3,055	54,165
Shenandoah Telecommunications Co.	2,384	26,558
USA Mobility, Inc.	2,194	28,961

		152,043

Total Telecommunication Services		943,801

Utilities (2.2%)
Electric Utilities (1.5%)
Allete, Inc.	3,291	120,549
Central Vermont Public Service Corp.	1,336	47,041
Cleco Corp.	6,105	208,425
El Paso Electric Co.	4,206	134,971
Empire District Electric Co.	4,161	80,640
IDACORP, Inc.	4,947	186,898
MGE Energy, Inc.	2,330	94,761
NV Energy, Inc.	140,000	2,059,400
Otter Tail Corp.	3,672	67,198
PNM Resources, Inc.	90,598	1,488,525
Portland General Electric Co.	7,563	179,167
UIL Holdings Corp.	5,065	166,790
UniSource Energy Corp.	3,669	132,414
Unitil Corp.	1,135	29,147

		4,995,926

Gas Utilities (0.4%)
Chesapeake Utilities Corp.	942	37,784
Laclede Group, Inc.	2,248	87,110
New Jersey Resources Corp.	4,154	176,836
Nicor, Inc.	4,636	255,026
Northwest Natural Gas Co.	2,676	118,011
Piedmont Natural Gas Co., Inc.	7,209	208,268
South Jersey Industries, Inc.	3,017	150,096
Southwest Gas Corp.	4,610	166,744
WGL Holdings, Inc.	5,179	202,343

		1,402,218

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	6,865	97,415
Dynegy, Inc.*	9,732	40,096
Ormat Technologies, Inc.	1,779	28,606

		166,117

Multi-Utilities (0.1%)
Avista Corp.	5,753	137,209
Black Hills Corp.	3,970	121,641
CH Energy Group, Inc.	1,548	80,759
NorthWestern Corp.	3,610	115,303

		454,912

Water Utilities (0.1%)
American States Water Co.	1,867	63,347
Artesian Resources Corp., Class A	668	11,697
Cadiz, Inc.*	1,265	10,006
California Water Service Group	4,170	73,851
Connecticut Water Service, Inc.	838	20,967
Consolidated Water Co., Ltd.	1,409	11,103
Middlesex Water Co.	1,635	27,909
Pennichuck Corp.	394	11,024
SJW Corp.	1,467	31,937
York Water Co.	1,308	21,163

		283,004

Total Utilities		7,302,177

Total Common Stocks (78.7%) (Cost $258,416,822)		258,793,900

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $10,786)	896	9,785

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	2,504	25

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 12/31/49* (Cost $—)	1,119	—

Total Investments (78.7%) (Cost $258,427,608)		258,803,710
Other Assets Less Liabilities (21.3%)		70,180,223

Net Assets (100%)		$328,983,933

*	Non-income producing.

†	Securities (totaling $25 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$83,155,843	$72,756,231	$155,912,074	$—	$62,172	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
Russell 2000 Mini Index	367	December-11	$23,594,115	$23,543,050	$51,065

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,308,563	$—	$—	$45,308,563
Consumer Staples	7,190,921	—	—	7,190,921
Energy	25,916,686	—	—	25,916,686
Financials	45,356,591	—	—	45,356,591
Health Care	20,047,865	—	—	20,047,865
Industrials	67,826,187	2,424	—	67,828,611
Information Technology	22,749,439	—	—	22,749,439
Materials	16,149,246	—	—	16,149,246
Telecommunication Services	943,801	—	—	943,801
Utilities	7,302,177	—	—	7,302,177
Futures	51,065	—	—	51,065
Investment Companies
Investment Companies	9,785	—	—	9,785
Rights
Information Technology	—	—	25	25
Warrants
Energy	—	—	—	—

Total Assets	$258,852,326	$2,424	$25	$258,854,775

Total Liabilities	$—	$—	$—	$—

Total	$258,852,326	$2,424	$25	$258,854,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Corporate Bonds-Financials	Investments in Rights- Information Technology
Balance as of 12/31/10	$7,695	$2,275	$—
Total gains or losses (realized/unrealized) included in earnings	(2,712)	(869)	25
Purchases	—	—	—
Sales	(4,983)	(1,406)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$—	$—	$25

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$—	$25

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,653,154
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,869,485

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,257,794
Aggregate gross unrealized depreciation	(41,865,143)

Net unrealized depreciation	$(607,349)

Federal income tax cost of investments	$259,411,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.9%)
Automobiles (1.4%)
General Motors Co.*	1,268,100	$25,590,258

Media (4.5%)
Comcast Corp., Class A	1,318,500	27,279,765
Time Warner, Inc.	668,470	20,034,046
Viacom, Inc., Class B	726,000	28,125,240
Walt Disney Co.	258,100	7,784,296

		83,223,347

Total Consumer Discretionary		108,813,605

Consumer Staples (8.2%)
Beverages (0.6%)
PepsiCo, Inc.	162,000	10,027,800

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	195,500	6,564,890
Kroger Co.	1,324,600	29,088,216

		35,653,106

Food Products (4.3%)
Archer-Daniels-Midland Co.	871,500	21,621,915
General Mills, Inc.	252,200	9,702,134
Unilever N.V. (N.Y. Shares)	1,530,300	48,189,147

		79,513,196

Household Products (1.4%)
Kimberly-Clark Corp.	373,520	26,523,655

Total Consumer Staples		151,717,757

Energy (11.9%)
Energy Equipment & Services (3.5%)
Ensco plc (ADR)	597,500	24,156,925
Halliburton Co.	543,500	16,587,620
Noble Corp.*	836,500	24,551,275

		65,295,820

Oil, Gas & Consumable Fuels (8.4%)
Chevron Corp.	183,200	16,949,664
Devon Energy Corp.	377,400	20,923,056
Exxon Mobil Corp.	832,290	60,449,223
Hess Corp.	326,200	17,112,452
Marathon Oil Corp.	989,600	21,355,568
Peabody Energy Corp.	524,200	17,759,896

		154,549,859

Total Energy		219,845,679

Financials (20.8%)
Capital Markets (0.9%)
Bank of New York Mellon Corp.	935,378	17,388,677

Commercial Banks (4.4%)
U.S. Bancorp	1,113,500	26,211,790
Wells Fargo & Co.	2,254,800	54,385,776

		80,597,566

Diversified Financial Services (5.7%)
Citigroup, Inc.	1,772,440	45,409,913
JPMorgan Chase & Co.	1,974,990	59,486,698

		104,896,611

Insurance (9.8%)
ACE Ltd.	524,900	31,808,940
Aflac, Inc.	667,500	23,329,125
Hartford Financial Services Group, Inc.	706,600	11,404,524
Lincoln National Corp.	610,400	9,540,552
MetLife, Inc.	1,579,017	44,228,266
Prudential Financial, Inc.	459,765	21,544,588
Travelers Cos., Inc.	794,038	38,693,472

		180,549,467

Total Financials		383,432,321

Health Care (16.7%)
Biotechnology (2.1%)
Amgen, Inc.	708,500	38,932,075

Health Care Equipment & Supplies (3.7%)
Baxter International, Inc.	583,000	32,729,620
Medtronic, Inc.	1,069,100	35,536,884

		68,266,504

Health Care Providers & Services (1.1%)
Aetna, Inc.	541,300	19,676,255

Pharmaceuticals (9.8%)
Bristol-Myers Squibb Co.	303,900	9,536,382
Eli Lilly and Co.	714,300	26,407,671
Johnson & Johnson	388,100	24,725,851
Merck & Co., Inc.	1,867,111	61,073,201
Pfizer, Inc.	3,330,641	58,885,733

		180,628,838

Total Health Care		307,503,672

Industrials (9.4%)
Aerospace & Defense (2.3%)
Honeywell International, Inc.	522,300	22,934,193
Textron, Inc.	1,071,100	18,894,204

		41,828,397

Airlines (1.2%)
Delta Air Lines, Inc.*	3,078,400	23,088,000

Construction & Engineering (1.4%)
Jacobs Engineering Group, Inc.*	793,900	25,635,031

Industrial Conglomerates (4.5%)
General Electric Co.	2,945,000	44,881,800
Tyco International Ltd.	913,750	37,235,312

		82,117,112

Total Industrials		172,668,540

Information Technology (13.1%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	647,300	10,026,677

Electronic Equipment, Instruments & Components (2.5%)
Corning, Inc.	3,705,800	45,803,688

IT Services (2.8%)
International Business Machines Corp.	167,760	29,363,033
Western Union Co.	1,524,300	23,306,547

		52,669,580

Semiconductors & Semiconductor Equipment (2.9%)
LSI Corp.*	6,160,001	31,908,805
Micron Technology, Inc.*	4,189,100	21,113,064

		53,021,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Software (4.4%)
Microsoft Corp.	3,226,800	$80,315,052

Total Information Technology		241,836,866

Materials (4.4%)
Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	747,650	29,883,571

Metals & Mining (2.8%)
Alcoa, Inc.	2,191,700	20,974,569
Nucor Corp.	521,100	16,487,604
United States Steel Corp.	611,900	13,467,919

		50,930,092

Total Materials		80,813,663

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	711,958	20,305,042
Verizon Communications, Inc.	647,900	23,842,720

Total Telecommunication Services		44,147,762

Utilities (3.7%)
Electric Utilities (2.0%)
Southern Co.	866,000	36,692,420

Multi-Utilities (1.7%)
Dominion Resources, Inc.	605,320	30,732,096

Total Utilities		67,424,516

Total Investments (96.5%) (Cost $1,851,031,145)		1,778,204,381
Other Assets Less Liabilities (3.5%)		64,378,484

Net Assets (100%)		$1,842,582,865

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$108,813,605	$—	$—	$108,813,605
Consumer Staples	151,717,757	—	—	151,717,757
Energy	219,845,679	—	—	219,845,679
Financials	383,432,321	—	—	383,432,321
Health Care	307,503,672	—	—	307,503,672
Industrials	172,668,540	—	—	172,668,540
Information Technology	241,836,866	—	—	241,836,866
Materials	80,813,663	—	—	80,813,663
Telecommunication Services	44,147,762	—	—	44,147,762
Utilities	67,424,516	—	—	67,424,516

Total Assets	$1,778,204,381	$—	$—	$1,778,204,381

Total Liabilities	$—	$—	$—	$—

Total	$1,778,204,381	$—	$—	$1,778,204,381

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$1,168,933,825
Net Proceeds of Sales and Redemptions:
Stocks	$1,087,223,870

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,110,466
Aggregate gross unrealized depreciation	(227,680,168)

Net unrealized depreciation	$(208,569,702)

Federal income tax cost of investments	$1,986,774,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Automobiles (0.5%)
Tata Motors Ltd. (ADR)	203,500	$3,129,830

Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.	258,900	5,416,188
Cedar Fair LP	96,300	1,820,070
Darden Restaurants, Inc.	104,800	4,480,200
Royal Caribbean Cruises Ltd.	138,700	3,001,468
Wyndham Worldwide Corp.	134,300	3,828,893

		18,546,819

Household Durables (1.1%)
Tupperware Brands Corp.	138,300	7,432,242

Leisure Equipment & Products (1.3%)
Polaris Industries, Inc.	189,600	9,474,312

Media (2.1%)
Cinemark Holdings, Inc.	274,200	5,176,896
Time Warner Cable, Inc.	105,000	6,580,350
Washington Post Co., Class B	9,400	3,073,518

		14,830,764

Specialty Retail (2.6%)
Best Buy Co., Inc.	104,400	2,432,520
Foot Locker, Inc.	522,600	10,499,034
Williams-Sonoma, Inc.	180,600	5,560,674

		18,492,228

Total Consumer Discretionary		71,906,195

Consumer Staples (9.6%)
Beverages (1.1%)
Dr. Pepper Snapple Group, Inc.	162,400	6,297,872
Heineken N.V. (ADR)	86,849	1,921,968

		8,219,840

Food & Staples Retailing (4.7%)
CVS Caremark Corp.	183,100	6,148,498
Ruddick Corp.	104,100	4,058,859
Safeway, Inc.	295,400	4,912,502
Walgreen Co.	270,800	8,906,612
Wal-Mart Stores, Inc.	173,500	9,004,650

		33,031,121

Food Products (2.3%)
ConAgra Foods, Inc.	666,600	16,145,052

Household Products (1.1%)
Procter & Gamble Co.	120,400	7,606,872

Personal Products (0.4%)
Nu Skin Enterprises, Inc., Class A	72,000	2,917,440

Total Consumer Staples		67,920,325

Energy (12.9%)
Energy Equipment & Services (1.0%)
Seadrill Ltd.	249,000	6,854,970

Oil, Gas & Consumable Fuels (11.9%)
Arch Coal, Inc.	161,100	2,348,838
Chevron Corp.	399,400	36,952,488
CNOOC Ltd. (ADR)	17,900	2,869,370
ConocoPhillips	267,800	16,957,096
Exxon Mobil Corp.	83,400	6,057,342
Murphy Oil Corp.	103,400	4,566,144
Petrobras Argentina S.A. (ADR)	369,200	5,076,500
Provident Energy Ltd.	445,700	3,636,912
Statoil ASA (ADR)	290,600	6,262,430

		84,727,120

Total Energy		91,582,090

Financials (20.5%)
Capital Markets (3.2%)
Ameriprise Financial, Inc.	151,000	5,943,360
Blackstone Group LP	313,700	3,758,126
Goldman Sachs Group, Inc.	24,800	2,344,840
Raymond James Financial, Inc.	231,300	6,004,548
Waddell & Reed Financial, Inc., Class A	197,200	4,931,972

		22,982,846

Commercial Banks (3.3%)
Bancolombia S.A. (ADR)	42,600	2,372,820
KeyCorp	934,800	5,543,364
Wells Fargo & Co.	637,600	15,378,912

		23,295,096

Consumer Finance (2.1%)
Discover Financial Services	343,300	7,875,302
SLM Corp.	558,800	6,957,060

		14,832,362

Diversified Financial Services (3.9%)
Bank of America Corp.	635,400	3,888,648
Citigroup, Inc.	164,670	4,218,845
Interactive Brokers Group, Inc., Class A	246,700	3,436,531
JPMorgan Chase & Co.	523,500	15,767,820

		27,311,844

Insurance (4.5%)
Allied World Assurance Co. Holdings AG	66,900	3,593,199
Allstate Corp.	129,700	3,072,593
Aspen Insurance Holdings Ltd.	209,100	4,817,664
Endurance Specialty Holdings Ltd.	176,600	6,030,890
Hartford Financial Services Group, Inc.	285,000	4,599,900
Prudential Financial, Inc.	121,000	5,670,060
XL Group plc	231,900	4,359,720

		32,144,026

Real Estate Investment Trusts (REITs) (3.2%)
Annaly Capital Management, Inc. (REIT)	467,300	7,771,199
CBL & Associates Properties, Inc. (REIT)	240,100	2,727,536
Public Storage (REIT)	55,700	6,202,195
Simon Property Group, Inc. (REIT)	53,160	5,846,537

		22,547,467

Thrifts & Mortgage Finance (0.3%)
Washington Federal, Inc.	179,500	2,286,830

Total Financials		145,400,471

Health Care (13.2%)
Health Care Providers & Services (4.6%)
AmerisourceBergen Corp.	222,200	8,281,394
Cardinal Health, Inc.	195,900	8,204,292
UnitedHealth Group, Inc.	249,400	11,502,328
WellPoint, Inc.	75,800	4,948,224

		32,936,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (8.6%)
Abbott Laboratories, Inc.	227,200	$11,619,008
Bristol-Myers Squibb Co.	607,800	19,072,764
Eli Lilly and Co.	269,200	9,952,324
Johnson & Johnson	114,320	7,283,327
Merck & Co., Inc.	210,400	6,882,184
Pfizer, Inc.	331,600	5,862,688

		60,672,295

Total Health Care		93,608,533

Industrials (7.9%)
Aerospace & Defense (1.5%)
Northrop Grumman Corp.	203,400	10,609,344

Commercial Services & Supplies (1.2%)
Pitney Bowes, Inc.	436,900	8,213,720

Industrial Conglomerates (3.0%)
General Electric Co.	1,396,900	21,288,756

Machinery (1.4%)
Caterpillar, Inc.	103,800	7,664,592
Harsco Corp.	121,100	2,348,129

		10,012,721

Road & Rail (0.8%)
CSX Corp.	147,700	2,757,559
Ryder System, Inc.	73,200	2,745,732

		5,503,291

Total Industrials		55,627,832

Information Technology (9.8%)
Communications Equipment (3.6%)
Cisco Systems, Inc.	1,180,100	18,279,749
Nokia Oyj (ADR)	1,232,600	6,976,516

		25,256,265

IT Services (1.5%)
International Business Machines Corp.	61,300	10,729,339

Office Electronics (0.4%)
Xerox Corp.	464,600	3,238,262

Semiconductors & Semiconductor Equipment (1.6%)
Applied Materials, Inc.	326,000	3,374,100
Intel Corp.	206,900	4,413,177
STMicroelectronics N.V. (N.Y. Shares)	510,500	3,318,250

		11,105,527

Software (2.7%)
Microsoft Corp.	629,500	15,668,255
SAP AG (ADR)	68,500	3,467,470

		19,135,725

Total Information Technology		69,465,118

Materials (2.2%)
Chemicals (1.9%)
Eastman Chemical Co.	121,200	8,305,836
Huntsman Corp.	342,400	3,311,008
Kronos Worldwide, Inc.	115,420	1,855,954

		13,472,798

Metals & Mining (0.3%)
Southern Copper Corp.	90,100	2,251,599

Total Materials		15,724,397

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	343,500	9,796,620
Verizon Communications, Inc.	421,200	15,500,160

		25,296,780

Wireless Telecommunication Services (0.2%)
Partner Communications Co., Ltd. (ADR)	189,495	1,790,728

Total Telecommunication Services		27,087,508

Utilities (5.6%)
Electric Utilities (1.0%)
Portland General Electric Co.	293,600	6,955,384

Multi-Utilities (3.6%)
Alliant Energy Corp.	125,500	4,854,340
CMS Energy Corp.	809,600	16,021,984
DTE Energy Co.	94,600	4,637,292

		25,513,616

Water Utilities (1.0%)
American Water Works Co., Inc.	247,100	7,457,478

Total Utilities		39,926,478

Total Investments (95.7%) (Cost $687,894,846)		678,248,947
Other Assets Less Liabilities (4.3%)		30,165,674

Net Assets (100%)		$708,414,621

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$71,906,195	$—	$—	$71,906,195
Consumer Staples	67,920,325	—	—	67,920,325
Energy	91,582,090	—	—	91,582,090
Financials	145,400,471	—	—	145,400,471
Health Care	93,608,533	—	—	93,608,533
Industrials	55,627,832	—	—	55,627,832
Information Technology	69,465,118	—	—	69,465,118
Materials	15,724,397	—	—	15,724,397
Telecommunication Services	27,087,508	—	—	27,087,508
Utilities	39,926,478	—	—	39,926,478

Total Assets	$678,248,947	$—	$—	$678,248,947

Total Liabilities	$—	$—	$—	$—

Total	$678,248,947	$—	$—	$678,248,947

Investment security transactions for the nine months ended September 30,2011 were as follows:

Cost of Purchases:
Stocks	$498,918,827
Net Proceeds of Sales and Redemptions:
Stocks	$455,499,333

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,895,411
Aggregate gross unrealized depreciation	(69,789,988)

Net unrealized depreciation	$(20,894,577)

Federal income tax cost of investments	$699,143,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.5%)
BorgWarner, Inc.*	1,166	$70,578
Gentex Corp.	1,543	37,109
Johnson Controls, Inc.	7,135	188,150
Tenneco, Inc.*	642	16,442
TRW Automotive Holdings Corp.*	1,118	36,592
Visteon Corp.*	536	23,048

		371,919

Automobiles (0.7%)
Ford Motor Co.*	39,278	379,818
Harley-Davidson, Inc.	2,487	85,379

		465,197

Distributors (0.1%)
Genuine Parts Co.	1,684	85,547

Diversified Consumer Services (0.2%)
Coinstar, Inc.*	314	12,560
DeVry, Inc.	639	23,617
ITT Educational Services, Inc.*	307	17,677
Sotheby’s, Inc.	736	20,292
Strayer Education, Inc.	135	10,351
Weight Watchers International, Inc.	317	18,465

		102,962

Hotels, Restaurants & Leisure (0.8%)
Brinker International, Inc.	1,001	20,941
Cheesecake Factory, Inc.*	604	14,889
Chipotle Mexican Grill, Inc.*	309	93,611
Darden Restaurants, Inc.	1,396	59,679
Panera Bread Co., Class A*	307	31,910
Starbucks Corp.	7,460	278,183
Vail Resorts, Inc.	392	14,814
Wendy’s Co.	3,561	16,345

		530,372

Household Durables (0.3%)
D.R. Horton, Inc.	2,869	25,936
Garmin Ltd.	1,319	41,905
Harman International Industries, Inc.	737	21,063
Mohawk Industries, Inc.*	590	25,317
Pulte Group, Inc.*	3,148	12,435
Tempur-Pedic International, Inc.*	735	38,668
Tupperware Brands Corp.	668	35,898
Whirlpool Corp.	818	40,826

		242,048

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	3,645	788,158
Expedia, Inc.	2,148	55,311
Liberty Interactive Corp.*	6,097	90,053
Netflix, Inc.*	497	56,240
priceline.com, Inc.*	517	232,371

		1,222,133

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	1,265	41,252
Mattel, Inc.	3,713	96,130
Polaris Industries, Inc.	684	34,179

		171,561

Media (2.7%)
CBS Corp., Class B	6,703	136,607
DIRECTV, Class A*	7,751	327,480
Discovery Communications, Inc., Class A*	1,479	55,640
DISH Network Corp., Class A*	2,189	54,856
DreamWorks Animation SKG, Inc., Class A*	656	11,926
Gannett Co., Inc.	2,602	24,797
John Wiley & Sons, Inc., Class A	557	24,742
Lamar Advertising Co., Class A*	629	10,712
Liberty Global, Inc., Class A*	1,184	42,837
Liberty Media Corp. - Liberty Capital*	720	47,606
Liberty Media Corp. - Liberty Starz*	517	32,861
Madison Square Garden Co., Class A*	648	14,774
McGraw-Hill Cos., Inc.	3,145	128,945
Omnicom Group, Inc.	3,019	111,220
Scripps Networks Interactive, Inc., Class A	995	36,984
Time Warner Cable, Inc.	3,416	214,081
Time Warner, Inc.	11,006	329,850
Valassis Communications, Inc.*	534	10,007
Viacom, Inc., Class B	5,441	210,784
Virgin Media, Inc.	3,093	75,315
Washington Post Co., Class B	51	16,676

		1,918,700

Multiline Retail (1.1%)
Big Lots, Inc.*	799	27,829
Dillard’s, Inc., Class A	383	16,653
Dollar Tree, Inc.*	1,287	96,666
Family Dollar Stores, Inc.	1,249	63,524
Kohl’s Corp.	2,788	136,891
Nordstrom, Inc.	1,822	83,229
Target Corp.	6,402	313,954

		738,746

Specialty Retail (3.2%)
Aaron’s, Inc.	773	19,518
Advance Auto Parts, Inc.	768	44,621
American Eagle Outfitters, Inc.	2,146	25,151
ANN, Inc.*	544	12,425
Ascena Retail Group, Inc.*	689	18,651
Bed Bath & Beyond, Inc.*	2,647	151,700
Best Buy Co., Inc.	3,228	75,212
CarMax, Inc.*	2,428	57,908
Chico’s FAS, Inc.	1,925	22,003
GameStop Corp., Class A*	1,528	35,297
Gap, Inc.	2,881	46,787
Home Depot, Inc.	17,038	560,039
Limited Brands, Inc.	2,709	104,324
Lowe’s Cos., Inc.	13,795	266,795
O’Reilly Automotive, Inc.*	1,405	93,615
PetSmart, Inc.	1,207	51,479
RadioShack Corp.	1,155	13,421
Ross Stores, Inc.	1,217	95,766
Sally Beauty Holdings, Inc.*	1,007	16,716
Signet Jewelers Ltd.*	866	29,271
Staples, Inc.	7,795	103,673
Tiffany & Co.	1,336	81,255
TJX Cos., Inc.	4,027	223,378
Tractor Supply Co.	774	48,414
Ulta Salon Cosmetics & Fragrance, Inc.*	495	30,804
Williams-Sonoma, Inc.	975	30,020

		2,258,243

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	925	21,895
Deckers Outdoor Corp.*	414	38,610
Fossil, Inc.*	469	38,017
Hanesbrands, Inc.*	1,055	26,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	3,915	$334,772
PVH Corp.	663	38,613
Under Armour, Inc., Class A*	414	27,494
Wolverine World Wide, Inc.	521	17,323

		543,109

Total Consumer Discretionary		8,650,537

Consumer Staples (11.9%)
Beverages (3.9%)
Coca-Cola Co.	22,434	1,515,641
Dr. Pepper Snapple Group, Inc.	2,358	91,443
Hansen Natural Corp.*	760	66,341
PepsiCo, Inc.	16,968	1,050,319

		2,723,744

Food & Staples Retailing (2.2%)
BJ’s Wholesale Club, Inc.*	569	29,156
Casey’s General Stores, Inc.	392	17,111
Costco Wholesale Corp.	4,530	372,004
CVS Caremark Corp.	14,210	477,172
Ruddick Corp.	464	18,091
Safeway, Inc.	3,796	63,127
SUPERVALU, Inc.	2,319	15,445
Sysco Corp.	6,298	163,118
United Natural Foods, Inc.*	516	19,113
Walgreen Co.	9,460	311,139
Whole Foods Market, Inc.	1,562	102,014

		1,587,490

Food Products (1.6%)
Campbell Soup Co.	2,124	68,754
Corn Products International, Inc.	808	31,706
Darling International, Inc.*	1,228	15,460
Flowers Foods, Inc.	1,464	28,489
General Mills, Inc.	6,444	247,901
Green Mountain Coffee Roasters, Inc.*	1,257	116,826
H.J. Heinz Co.	3,397	171,481
Hershey Co.	1,638	97,035
J.M. Smucker Co.	1,237	90,165
Kellogg Co.	2,589	137,709
McCormick & Co., Inc. (Non-Voting)	1,285	59,316
Ralcorp Holdings, Inc.*	565	43,341
TreeHouse Foods, Inc.*	378	23,375

		1,131,558

Household Products (3.9%)
Church & Dwight Co., Inc.	1,520	67,184
Clorox Co.	1,407	93,326
Colgate-Palmolive Co.	5,073	449,874
Kimberly-Clark Corp.	4,083	289,934
Procter & Gamble Co.	28,771	1,817,752

		2,718,070

Personal Products (0.3%)
Avon Products, Inc.	4,670	91,532
Estee Lauder Cos., Inc., Class A	1,253	110,063

		201,595

Total Consumer Staples		8,362,457

Energy (2.6%)
Energy Equipment & Services (0.7%)
Bristow Group, Inc.	355	15,063
Cameron International Corp.*	2,572	106,841
CARBO Ceramics, Inc.	212	21,736
Core Laboratories N.V.	492	44,196
Dril-Quip, Inc.*	329	17,736
Exterran Holdings, Inc.*	695	6,755
FMC Technologies, Inc.*	2,580	97,008
Helix Energy Solutions Group, Inc.*	1,137	14,895
Key Energy Services, Inc.*	1,522	14,444
Lufkin Industries, Inc.	312	16,601
Noble Corp.*	2,616	76,780
SEACOR Holdings, Inc.	233	18,689
Tidewater, Inc.	559	23,506
Unit Corp.*	518	19,125

		493,375

Oil, Gas & Consumable Fuels (1.9%)
Bill Barrett Corp.*	446	16,163
Chesapeake Energy Corp.	7,039	179,846
Cimarex Energy Co.	925	51,522
Comstock Resources, Inc.*	505	7,807
Denbury Resources, Inc.*	4,241	48,771
Energen Corp.	775	31,690
EOG Resources, Inc.	2,864	203,373
EQT Corp.	1,605	85,643
EXCO Resources, Inc.	1,853	19,864
Pioneer Natural Resources Co.	1,253	82,410
Plains Exploration & Production Co.*	1,473	33,452
QEP Resources, Inc.	1,915	51,839
Quicksilver Resources, Inc.*	1,472	11,158
Range Resources Corp.	1,615	94,413
SM Energy Co.	675	40,939
Southern Union Co.	1,228	49,820
Southwestern Energy Co.*	3,568	118,921
Spectra Energy Corp.	6,935	170,116
Whiting Petroleum Corp.*	1,259	44,166
World Fuel Services Corp.	767	25,043

		1,366,956

Total Energy		1,860,331

Financials (15.9%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	541	42,225
Bank of New York Mellon Corp.	13,251	246,336
BlackRock, Inc.	1,033	152,894
Charles Schwab Corp.	10,672	120,274
E*TRADE Financial Corp.*	2,730	24,870
Eaton Vance Corp.	1,264	28,149
Federated Investors, Inc., Class B	1,115	19,546
Franklin Resources, Inc.	1,619	154,841
Goldman Sachs Group, Inc.	4,623	437,105
Greenhill & Co., Inc.	321	9,177
Invesco Ltd.	5,032	78,046
Janus Capital Group, Inc.	1,955	11,730
Jefferies Group, Inc.	1,525	18,925
Legg Mason, Inc.	1,549	39,825
Northern Trust Corp.	2,307	80,699
SEI Investments Co.	1,641	25,239
State Street Corp.	5,360	172,378
Stifel Financial Corp.*	584	15,511
T. Rowe Price Group, Inc.	2,764	132,036
TD Ameritrade Holding Corp.	2,509	36,895
Waddell & Reed Financial, Inc., Class A	914	22,859

		1,869,560

Commercial Banks (4.5%)
Associated Banc-Corp	1,832	17,038
Bank of Hawaii Corp.	507	18,455
BB&T Corp.	7,350	156,775
BOK Financial Corp.	288	13,504
CapitalSource, Inc.	3,285	20,170
CIT Group, Inc.*	2,108	64,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
City National Corp./California	532	$20,088
Comerica, Inc.	2,143	49,225
Commerce Bancshares, Inc./Missouri	829	28,808
Cullen/Frost Bankers, Inc.	616	28,250
East West Bancorp, Inc.	1,572	23,438
Fifth Third Bancorp	9,950	100,495
First Horizon National Corp.	2,801	16,694
FirstMerit Corp.	1,174	13,337
Fulton Financial Corp.	2,112	16,157
Hancock Holding Co.	838	22,442
Huntington Bancshares, Inc./Ohio	9,248	44,390
IBERIABANK Corp.	284	13,365
KeyCorp	10,177	60,350
M&T Bank Corp.	1,283	89,682
PNC Financial Services Group, Inc.	5,549	267,406
Popular, Inc.*	11,124	16,686
Prosperity Bancshares, Inc.	499	16,307
Regions Financial Corp.	13,455	44,805
Signature Bank/New York*	440	21,001
SunTrust Banks, Inc.	5,659	101,579
SVB Financial Group*	458	16,946
Synovus Financial Corp.	8,028	8,590
TCF Financial Corp.	1,590	14,564
U.S. Bancorp	19,931	469,176
UMB Financial Corp.	372	11,934
Umpqua Holdings Corp.	1,226	10,776
Valley National Bancorp	1,830	19,380
Webster Financial Corp.	786	12,026
Wells Fargo & Co.	53,363	1,287,116
Westamerica Bancorp	305	11,688
Zions Bancorp	1,963	27,619

		3,174,282

Consumer Finance (1.3%)
American Express Co.	11,460	514,554
Capital One Financial Corp.	4,831	191,452
Discover Financial Services	5,807	133,213
SLM Corp.	5,607	69,807

		909,026

Diversified Financial Services (3.3%)
Bank of America Corp.	108,727	665,409
CME Group, Inc.	680	167,552
IntercontinentalExchange, Inc.*	792	93,662
JPMorgan Chase & Co.	41,847	1,260,432
Moody’s Corp.	2,117	64,463
NASDAQ OMX Group, Inc.*	1,490	34,478
NYSE Euronext	2,778	64,561

		2,350,557

Insurance (3.6%)
ACE Ltd.	3,630	219,978
Aflac, Inc.	5,112	178,664
Alleghany Corp.*	88	25,388
Allied World Assurance Co. Holdings AG	415	22,290
American Financial Group, Inc./Ohio	977	30,355
Aon Corp.	3,173	133,203
Arch Capital Group Ltd.*	1,420	46,398
Arthur J. Gallagher & Co.	1,167	30,692
Aspen Insurance Holdings Ltd.	717	16,520
Assured Guaranty Ltd.	1,614	17,738
Axis Capital Holdings Ltd.	1,417	36,757
Brown & Brown, Inc.	1,222	21,752
Chubb Corp.	3,001	180,030
Cincinnati Financial Corp.	1,632	42,971
CNO Financial Group, Inc.*	2,431	13,152
Endurance Specialty Holdings Ltd.	434	14,821
Erie Indemnity Co., Class A	305	21,710
Everest Reinsurance Group Ltd.	473	37,547
Fidelity National Financial, Inc., Class A	2,398	36,402
First American Financial Corp.	1,071	13,709
Genworth Financial, Inc., Class A*	5,379	30,875
Hanover Insurance Group, Inc.	496	17,608
Hartford Financial Services Group, Inc.	4,784	77,214
HCC Insurance Holdings, Inc.	1,226	33,163
Lincoln National Corp.	3,442	53,798
Markel Corp.*	104	37,141
PartnerReinsurance Ltd.	729	38,105
Platinum Underwriters Holdings Ltd.	403	12,392
Principal Financial Group, Inc.	3,189	72,295
ProAssurance Corp.	308	22,182
Progressive Corp.	6,360	112,954
Protective Life Corp.	920	14,380
Prudential Financial, Inc.	5,201	243,719
RenaissanceReinsurance Holdings Ltd.	548	34,962
StanCorp Financial Group, Inc.	488	13,454
Torchmark Corp.	1,128	39,322
Transatlantic Holdings, Inc.	670	32,508
Travelers Cos., Inc.	4,433	216,020
Unum Group	3,321	69,608
Validus Holdings Ltd.	790	19,687
W. R. Berkley Corp.	1,329	39,458
White Mountains Insurance Group Ltd.	68	27,591
Willis Group Holdings plc	1,795	61,694
XL Group plc	3,140	59,032

		2,519,239

Real Estate Management & Development (0.2%)
Brookfield Office Properties, Inc.	2,805	38,625
CB Richard Ellis Group, Inc., Class A*	3,338	44,929
Forest City Enterprises, Inc., Class A*	1,401	14,935
Howard Hughes Corp.*	261	10,988
Jones Lang LaSalle, Inc.	469	24,299
St. Joe Co.*	1,000	14,990

		148,766

Thrifts & Mortgage Finance (0.3%)
Capitol Federal Financial, Inc.	1,788	18,881
First Niagara Financial Group, Inc.	3,272	29,939
Hudson City Bancorp, Inc.	5,348	30,270
New York Community Bancorp, Inc.	4,693	55,847
People’s United Financial, Inc.	3,834	43,707
Washington Federal, Inc.	1,214	15,466

		194,110

Total Financials		11,165,540

Health Care (11.7%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.*	1,925	123,316
Alkermes plc*	1,006	15,352
Amgen, Inc.	9,750	535,763
Amylin Pharmaceuticals, Inc.*	1,414	13,051
Biogen Idec, Inc.*	2,426	225,982
Cepheid, Inc.*	633	24,579
Cubist Pharmaceuticals, Inc.*	623	22,004
Dendreon Corp.*	1,630	14,670
Gilead Sciences, Inc.*	8,123	315,172
Human Genome Sciences, Inc.*	2,109	26,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	1,217	$17,001
InterMune, Inc.*	651	13,150
Myriad Genetics, Inc.*	919	17,222
Onyx Pharmaceuticals, Inc.*	671	20,137
Regeneron Pharmaceuticals, Inc.*	691	40,216
United Therapeutics Corp.*	544	20,395
Vertex Pharmaceuticals, Inc.*	2,211	98,478

		1,543,251

Health Care Equipment & Supplies (2.3%)
Alere, Inc.*	896	17,606
Becton, Dickinson and Co.	2,209	161,964
CareFusion Corp.*	2,348	56,235
Cooper Cos., Inc.	486	38,467
DENTSPLY International, Inc.	1,520	46,649
Edwards Lifesciences Corp.*	1,229	87,603
Gen-Probe, Inc.*	527	30,171
Haemonetics Corp.*	277	16,199
Hologic, Inc.*	2,800	42,588
IDEXX Laboratories, Inc.*	615	42,416
Intuitive Surgical, Inc.*	416	151,540
Kinetic Concepts, Inc.*	675	44,476
Masimo Corp.	579	12,535
Medtronic, Inc.	11,528	383,191
NuVasive, Inc.*	425	7,255
ResMed, Inc.*	1,648	47,446
Sirona Dental Systems, Inc.*	599	25,404
St. Jude Medical, Inc.	3,471	125,615
Stryker Corp.	3,198	150,722
Teleflex, Inc.	427	22,960
Thoratec Corp.*	613	20,008
Varian Medical Systems, Inc.*	1,283	66,921

		1,597,971

Health Care Providers & Services (2.0%)
AMERIGROUP Corp.*	532	20,753
AmerisourceBergen Corp.	2,798	104,281
Brookdale Senior Living, Inc.*	1,125	14,108
Cardinal Health, Inc.	3,635	152,234
Catalyst Health Solutions, Inc.*	470	27,114
Centene Corp.*	523	14,994
CIGNA Corp.	2,889	121,165
Coventry Health Care, Inc.*	1,616	46,557
DaVita, Inc.*	974	61,041
Express Scripts, Inc.*	4,713	174,711
Health Management Associates, Inc., Class A*	2,695	18,649
Healthspring, Inc.*	712	25,960
Henry Schein, Inc.*	1,006	62,382
HMS Holdings Corp.*	872	21,268
Laboratory Corp. of America Holdings*	1,071	84,663
LifePoint Hospitals, Inc.*	570	20,885
Lincare Holdings, Inc.	1,034	23,265
Magellan Health Services, Inc.*	341	16,470
McKesson Corp.	2,569	186,766
MEDNAX, Inc.*	515	32,260
Owens & Minor, Inc.	681	19,395
Patterson Cos., Inc.	1,032	29,546
PSS World Medical, Inc.*	597	11,755
Quest Diagnostics, Inc.	1,691	83,468
VCA Antech, Inc.*	941	15,037
WellCare Health Plans, Inc.*	456	17,319

		1,406,046

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,958	35,283
Cerner Corp.*	1,527	104,630

		139,913

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.*	3,623	113,219
Bio-Rad Laboratories, Inc., Class A*	204	18,517
Illumina, Inc.*	1,393	57,002
Life Technologies Corp.*	1,899	72,979
Mettler-Toledo International, Inc.*	345	48,286
Pharmaceutical Product Development, Inc.	1,146	29,406
Techne Corp.	402	27,340
Thermo Fisher Scientific, Inc.*	4,113	208,282
Waters Corp.*	966	72,923

		647,954

Pharmaceuticals (4.1%)
Allergan, Inc.	3,285	270,618
Bristol-Myers Squibb Co.	17,828	559,442
Endo Pharmaceuticals Holdings, Inc.*	1,126	31,517
Hospira, Inc.*	1,796	66,452
Johnson & Johnson	28,718	1,829,624
Medicis Pharmaceutical Corp., Class A	664	24,223
Perrigo Co.	901	87,496
Salix Pharmaceuticals Ltd.*	580	17,168

		2,886,540

Total Health Care		8,221,675

Industrials (7.8%)
Aerospace & Defense (0.2%)
BE Aerospace, Inc.*	1,041	34,467
Hexcel Corp.*	1,041	23,069
Rockwell Collins, Inc.	1,650	87,054
Spirit AeroSystems Holdings, Inc., Class A*	1,268	20,225

		164,815

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	1,772	121,329
Expeditors International of Washington, Inc.	2,290	92,859
FedEx Corp.	3,101	209,876
United Parcel Service, Inc., Class B	7,820	493,833

		917,897

Airlines (0.3%)
Alaska Air Group, Inc.*	396	22,291
Delta Air Lines, Inc.*	8,905	66,787
JetBlue Airways Corp.*	2,821	11,566
Southwest Airlines Co.	7,900	63,516
U.S. Airways Group, Inc.*	1,755	9,653

		173,813

Building Products (0.1%)
A.O. Smith Corp.	411	13,164
Lennox International, Inc.	547	14,102
Masco Corp.	3,814	27,156
Owens Corning, Inc.*	1,252	27,143

		81,565

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	1,147	28,767
Covanta Holding Corp.	1,326	20,142
Herman Miller, Inc.	611	10,912
Iron Mountain, Inc.	1,971	62,323
Pitney Bowes, Inc.	2,010	37,788
R.R. Donnelley & Sons Co.	2,181	30,796
United Stationers, Inc.	500	13,625

		204,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
AECOM Technology Corp.*	1,105	$19,525
EMCOR Group, Inc.*	703	14,292
Quanta Services, Inc.*	2,253	42,334

		76,151

Electrical Equipment (1.1%)
Acuity Brands, Inc.	459	16,542
AMETEK, Inc.	1,726	56,906
Belden, Inc.	491	12,663
Brady Corp., Class A	526	13,902
Cooper Industries plc	1,787	82,416
Emerson Electric Co.	7,848	324,201
General Cable Corp.*	561	13,099
GrafTech International Ltd.*	1,410	17,907
Hubbell, Inc., Class B	554	27,445
Regal-Beloit Corp.	413	18,742
Rockwell Automation, Inc.	1,515	84,840
Roper Industries, Inc.	1,003	69,117
Thomas & Betts Corp.*	572	22,829
Woodward, Inc.	619	16,961

		777,570

Industrial Conglomerates (1.1%)
3M Co.	6,953	499,156
Carlisle Cos., Inc.	650	20,722
Danaher Corp.	5,966	250,214

		770,092

Machinery (2.2%)
Actuant Corp., Class A	736	14,536
AGCO Corp.*	1,018	35,192
CLARCOR, Inc.	540	22,345
Cummins, Inc.	1,841	150,336
Deere & Co.	4,460	287,982
Donaldson Co., Inc.	763	41,812
Dover Corp.	2,018	94,039
Eaton Corp.	3,554	126,167
Gardner Denver, Inc.	558	35,461
Graco, Inc.	658	22,464
Harsco Corp.	856	16,598
IDEX Corp.	870	27,109
Illinois Tool Works, Inc.	4,446	184,954
Lincoln Electric Holdings, Inc.	898	26,051
Middleby Corp.*	196	13,810
Nordson Corp.	662	26,308
PACCAR, Inc.	3,929	132,879
Pall Corp.	1,224	51,898
Pentair, Inc.	1,064	34,059
Robbins & Myers, Inc.	404	14,023
Snap-on, Inc.	627	27,839
SPX Corp.	558	25,283
Stanley Black & Decker, Inc.	1,802	88,478
Terex Corp.*	1,207	12,384
Toro Co.	324	15,963
Valmont Industries, Inc.	243	18,939
WABCO Holdings, Inc.*	748	28,319

		1,575,228

Marine (0.1%)
Alexander & Baldwin, Inc.	444	16,219
Kirby Corp.*	575	30,268

		46,487

Professional Services (0.3%)
Dun & Bradstreet Corp.	529	32,407
FTI Consulting, Inc.*	443	16,307
IHS, Inc., Class A*	498	37,255
Manpower, Inc.	869	29,216
Robert Half International, Inc.	1,583	33,591
Towers Watson & Co., Class A	587	35,091
Verisk Analytics, Inc., Class A*	1,273	44,262

		228,129

Road & Rail (0.3%)
Avis Budget Group, Inc.*	1,132	10,947
Con-way, Inc.	587	12,990
Genesee & Wyoming, Inc., Class A*	416	19,352
Hertz Global Holdings, Inc.*	2,508	22,321
J.B. Hunt Transport Services, Inc.	1,075	38,829
Kansas City Southern*	1,177	58,803
Landstar System, Inc.	512	20,255
Old Dominion Freight Line, Inc.*	580	16,803
Ryder System, Inc.	551	20,668

		220,968

Trading Companies & Distributors (0.4%)
Fastenal Co.	3,169	105,464
MSC Industrial Direct Co., Class A	493	27,835
W.W. Grainger, Inc.	624	93,313
Watsco, Inc.	266	13,593
WESCO International, Inc.*	461	15,466

		255,671

Total Industrials		5,492,739

Information Technology (30.9%)
Communications Equipment (3.5%)
Acme Packet, Inc.*	605	25,767
ADTRAN, Inc.	694	18,363
Arris Group, Inc.*	1,324	13,637
Aruba Networks, Inc.*	948	19,823
Ciena Corp.*	1,021	11,435
Cisco Systems, Inc.	58,359	903,981
F5 Networks, Inc.*	877	62,311
Harris Corp.	1,396	47,701
InterDigital, Inc.	470	21,893
JDS Uniphase Corp.*	2,379	23,719
Juniper Networks, Inc.*	5,724	98,796
Motorola Mobility Holdings, Inc.*	3,119	117,836
Motorola Solutions, Inc.	3,129	131,105
Plantronics, Inc.	533	15,164
Polycom, Inc.*	2,003	36,795
QUALCOMM, Inc.	17,647	858,174
Riverbed Technology, Inc.*	1,627	32,475
Tellabs, Inc.	3,638	15,607
ViaSat, Inc.*	450	14,989

		2,469,571

Computers & Peripherals (7.6%)
Apple, Inc.*	9,653	3,679,531
Dell, Inc.*	17,796	251,814
Diebold, Inc.	712	19,587
EMC Corp.*	21,995	461,675
Hewlett-Packard Co.	22,309	500,837
Lexmark International, Inc., Class A*	836	22,597
NCR Corp.*	1,715	28,966
NetApp, Inc.*	3,927	133,282
QLogic Corp.*	1,134	14,379
SanDisk Corp.*	2,438	98,373
Seagate Technology plc	4,608	47,370
Western Digital Corp.*	2,473	63,606

		5,322,017

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	1,882	76,729
Anixter International, Inc.	303	14,374
Arrow Electronics, Inc.*	1,247	34,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Avnet, Inc.*	1,629	$42,484
Corning, Inc.	16,835	208,081
Dolby Laboratories, Inc., Class A*	689	18,906
Flextronics International Ltd.*	8,129	45,766
FLIR Systems, Inc.	1,693	42,410
Ingram Micro, Inc., Class A*	1,657	26,728
Itron, Inc.*	437	12,892
Jabil Circuit, Inc.	2,127	37,839
Molex, Inc.	682	13,892
National Instruments Corp.	998	22,814
TE Connectivity Ltd.	4,568	128,544
Tech Data Corp.*	496	21,442
Trimble Navigation Ltd.*	1,313	44,051
Vishay Intertechnology, Inc.*	1,539	12,866

		804,460

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	2,031	40,376
AOL, Inc.*	1,026	12,312
eBay, Inc.*	11,768	347,038
Equinix, Inc.*	507	45,037
Google, Inc., Class A*	2,650	1,363,107
Monster Worldwide, Inc.*	1,419	10,188
Rackspace Hosting, Inc.*	1,162	39,671
VistaPrint N.V.*	421	11,380
WebMD Health Corp.*	645	19,447
Yahoo!, Inc.*	12,609	165,934

		2,054,490

IT Services (6.2%)
Alliance Data Systems Corp.*	551	51,078
Amdocs Ltd.*	1,924	52,179
Automatic Data Processing, Inc.	5,154	243,011
Broadridge Financial Solutions, Inc.	1,341	27,008
Cognizant Technology Solutions Corp., Class A*	3,270	205,029
Computer Sciences Corp.	1,672	44,893
Convergys Corp.*	1,178	11,050
CoreLogic, Inc.*	1,291	13,775
DST Systems, Inc.	397	17,400
Fidelity National Information Services, Inc.	2,804	68,193
Fiserv, Inc.*	1,536	77,983
Gartner, Inc.*	883	30,790
Genpact Ltd.*	1,153	16,592
Global Payments, Inc.	852	34,412
International Business Machines Corp.	12,478	2,184,024
Jack Henry & Associates, Inc.	910	26,372
Lender Processing Services, Inc.	932	12,759
Mastercard, Inc., Class A	1,093	346,656
NeuStar, Inc., Class A*	799	20,087
Paychex, Inc.	3,467	91,425
Teradata Corp.*	1,813	97,050
Total System Services, Inc.	2,119	35,875
VeriFone Systems, Inc.*	1,079	37,786
Visa, Inc., Class A	5,490	470,603
Western Union Co.	6,844	104,645
Wright Express Corp.*	406	15,444

		4,336,119

Office Electronics (0.2%)
Xerox Corp.	15,073	105,059
Zebra Technologies Corp., Class A*	589	18,223

		123,282

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	5,994	30,450
Altera Corp.	3,441	108,495
Analog Devices, Inc.	3,185	99,531
Applied Materials, Inc.	14,577	150,872
Atmel Corp.*	4,902	39,559
Cavium, Inc.*	524	14,153
Cypress Semiconductor Corp.*	1,833	27,440
Fairchild Semiconductor International, Inc.*	1,359	14,677
First Solar, Inc.*	594	37,547
Hittite Microwave Corp.*	291	14,172
Intel Corp.	54,754	1,167,903
Intersil Corp., Class A	1,322	13,603
KLA-Tencor Corp.	1,811	69,325
Lam Research Corp.*	1,350	51,273
Linear Technology Corp.	2,272	62,821
LSI Corp.*	6,557	33,965
Marvell Technology Group Ltd.*	5,367	77,983
MEMC Electronic Materials, Inc.*	2,469	12,938
Microchip Technology, Inc.	2,004	62,344
Micron Technology, Inc.*	8,958	45,148
Netlogic Microsystems, Inc.*	715	34,399
Novellus Systems, Inc.*	804	21,917
NVIDIA Corp.*	6,519	81,487
OmniVision Technologies, Inc.*	647	9,084
ON Semiconductor Corp.*	4,692	33,642
PMC-Sierra, Inc.*	2,527	15,111
Semtech Corp.*	666	14,053
Silicon Laboratories, Inc.*	482	16,152
Skyworks Solutions, Inc.*	1,996	35,808
Teradyne, Inc.*	1,912	21,051
Texas Instruments, Inc.	12,117	322,918
TriQuint Semiconductor, Inc.*	1,793	9,001
Varian Semiconductor Equipment Associates, Inc.*	778	47,575
Xilinx, Inc.	2,751	75,487

		2,871,884

Software (5.3%)
Adobe Systems, Inc.*	5,218	126,119
ANSYS, Inc.*	978	47,961
Ariba, Inc.*	989	27,405
Autodesk, Inc.*	2,486	69,061
Blackboard, Inc.*	367	16,390
BMC Software, Inc.*	1,941	74,845
CA, Inc.	4,379	84,996
Cadence Design Systems, Inc.*	2,920	26,981
Check Point Software Technologies Ltd.*	1,812	95,601
Citrix Systems, Inc.*	2,012	109,714
Compuware Corp.*	2,365	18,116
Concur Technologies, Inc.*	505	18,796
Electronic Arts, Inc.*	3,512	71,820
FactSet Research Systems, Inc.	453	40,304
Fortinet, Inc.*	1,240	20,832
Informatica Corp.*	1,140	46,683
Intuit, Inc.*	2,903	137,718
MICROS Systems, Inc.*	869	38,158
Microsoft Corp.	77,899	1,938,906
Nuance Communications, Inc.*	2,446	49,801
Parametric Technology Corp.*	1,289	19,825
Progress Software Corp.*	717	12,583
Red Hat, Inc.*	2,083	88,028
Rovi Corp.*	1,214	52,178
Salesforce.com, Inc.*	1,290	147,421
Solera Holdings, Inc.	786	39,693
SuccessFactors, Inc.*	893	20,530
Symantec Corp.*	7,900	128,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	1,627	$39,634
TIBCO Software, Inc.*	1,798	40,257
VMware, Inc., Class A*	889	71,458

		3,720,584

Total Information Technology		21,702,407

Materials (1.7%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	2,090	159,613
Airgas, Inc.	680	43,398
Ecolab, Inc.	2,469	120,709
International Flavors & Fragrances, Inc.	848	47,675
Nalco Holding Co.	1,451	50,756
Praxair, Inc.	3,192	298,388
Sensient Technologies Corp.	530	17,251
Sigma-Aldrich Corp.	1,125	69,514

		807,304

Construction Materials (0.0%)
Eagle Materials, Inc.	468	7,792

Containers & Packaging (0.3%)
AptarGroup, Inc.	675	30,152
Ball Corp.	1,809	56,115
Bemis Co., Inc.	1,142	33,472
Owens-Illinois, Inc.*	1,765	26,687
Sealed Air Corp.	1,752	29,259
Sonoco Products Co.	1,066	30,093

		205,778

Metals & Mining (0.1%)
Compass Minerals International, Inc.	351	23,440
Reliance Steel & Aluminum Co.	797	27,106

		50,546

Paper & Forest Products (0.1%)
AbitibiBowater, Inc.*	781	11,715
Domtar Corp.	452	30,813
MeadWestvaco Corp.	1,809	44,429

		86,957

Total Materials		1,158,377

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.1%)
AboveNet, Inc.	247	13,239
AT&T, Inc.	62,880	1,793,337
CenturyLink, Inc.	6,567	217,499
Frontier Communications Corp.	10,642	65,023
tw telecom, Inc.*	1,608	26,564
Windstream Corp.	5,448	63,524

		2,179,186

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	4,122	221,764
Crown Castle International Corp.*	2,540	103,302
MetroPCS Communications, Inc.*	2,918	25,416
NII Holdings, Inc.*	1,849	49,830
SBA Communications Corp., Class A*	1,236	42,617
Telephone & Data Systems, Inc.	539	11,454

		454,383

Total Telecommunication Services		2,633,569

Utilities (1.2%)
Electric Utilities (0.2%)
Cleco Corp.	643	21,952
Hawaiian Electric Industries, Inc.	1,014	24,620
IDACORP, Inc.	526	19,872
ITC Holdings Corp.	535	41,425
Portland General Electric Co.	804	19,047

		126,916

Gas Utilities (0.4%)
AGL Resources, Inc.	824	33,570
Atmos Energy Corp.	972	31,541
New Jersey Resources Corp.	441	18,773
Nicor, Inc.	474	26,075
Oneok, Inc.	1,068	70,531
Piedmont Natural Gas Co., Inc.	763	22,043
Questar Corp.	1,885	33,383
South Jersey Industries, Inc.	318	15,821
Southwest Gas Corp.	492	17,796
WGL Holdings, Inc.	530	20,707

		290,240

Multi-Utilities (0.6%)
CMS Energy Corp.	2,636	52,166
Consolidated Edison, Inc.	3,099	176,705
Integrys Energy Group, Inc.	836	40,646
MDU Resources Group, Inc.	1,876	36,001
NiSource, Inc.	2,972	63,541
OGE Energy Corp.	1,034	49,415

		418,474

Water Utilities (0.0%)
Aqua America, Inc.	1,468	31,665
Total Utilities		867,295

Total Investments (99.8%) (Cost $76,821,090)		70,114,927
Other Assets Less Liabilities (0.2%)		115,752

Net Assets (100%)		$70,230,679

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,650,537	$—	$—	$8,650,537
Consumer Staples	8,362,457	—	—	8,362,457
Energy	1,860,331	—	—	1,860,331
Financials	11,165,540	—	—	11,165,540
Health Care	8,221,675	—	—	8,221,675
Industrials	5,492,739	—	—	5,492,739
Information Technology	21,702,407	—	—	21,702,407
Materials	1,158,377	—	—	1,158,377
Telecommunication Services	2,633,569	—	—	2,633,569
Utilities	867,295	—	—	867,295

Total Assets	$70,114,927	$—	$—	$70,114,927

Total Liabilities	$—	$—	$—	$—

Total	$70,114,927	$—	$—	$70,114,927

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$105,404,466
Net Proceeds of Sales and Redemptions:
Stocks	$105,665,692

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,985,681
Aggregate gross unrealized depreciation	(9,691,844)

Net unrealized depreciation	$(6,706,163)

Federal income tax cost of investments	$76,821,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	461,000	$13,968,300

Household Durables (0.8%)
NVR, Inc.*	14,100	8,516,118

Media (5.2%)
CBS Corp., Class B	93,000	1,895,340
Comcast Corp., Class A	714,200	14,926,780
DreamWorks Animation SKG, Inc., Class A*	144,700	2,630,646
Gannett Co., Inc.	824,300	7,855,579
Scripps Networks Interactive, Inc., Class A	236,300	8,783,271
Time Warner Cable, Inc.	206,430	12,936,968
Viacom, Inc., Class B	128,300	4,970,342

		53,998,926

Multiline Retail (2.0%)
Target Corp.	412,900	20,248,616

Specialty Retail (2.7%)
Home Depot, Inc.	241,300	7,931,531
Signet Jewelers Ltd.*	161,700	5,465,460
Tiffany & Co.	82,100	4,993,322
Urban Outfitters, Inc.*	424,200	9,468,144

		27,858,457

Textiles, Apparel & Luxury Goods (2.9%)
Coach, Inc.	298,900	15,491,987
NIKE, Inc., Class B	164,300	14,049,293

		29,541,280

Total Consumer Discretionary		154,131,697

Consumer Staples (3.9%)
Beverages (1.6%)
PepsiCo, Inc.	258,700	16,013,530

Personal Products (1.6%)
Avon Products, Inc.	838,500	16,434,600

Tobacco (0.7%)
Philip Morris International, Inc.	120,172	7,496,329

Total Consumer Staples		39,944,459

Energy (17.9%)
Energy Equipment & Services (5.1%)
Dril-Quip, Inc.*	260,200	14,027,382
Halliburton Co.	610,300	18,626,356
Schlumberger Ltd.	226,300	13,516,899
Weatherford International Ltd.*	553,600	6,759,456

		52,930,093

Oil, Gas & Consumable Fuels (12.8%)
Anadarko Petroleum Corp.	196,700	12,401,935
Cenovus Energy, Inc.	606,700	18,631,757
Chevron Corp.	470,512	43,531,770
Cobalt International Energy, Inc.*	281,100	2,167,281
Encana Corp.	105,900	2,034,339
Noble Energy, Inc.	200,300	14,181,240
Royal Dutch Shell plc (ADR), Class A	459,100	28,243,832
TransCanada Corp.	251,400	10,179,186

		131,371,340

Total Energy		184,301,433

Financials (8.6%)
Capital Markets (1.7%)
Charles Schwab Corp.	396,400	4,467,428
Goldman Sachs Group, Inc.	146,200	13,823,210

		18,290,638

Commercial Banks (1.4%)
BB&T Corp.	408,500	8,713,305
Wells Fargo & Co.	231,800	5,591,016

		14,304,321

Diversified Financial Services (1.1%)
JPMorgan Chase & Co.	174,536	5,257,024
NYSE Euronext	254,100	5,905,284

		11,162,308

Insurance (3.3%)
ACE Ltd.	96,700	5,860,020
Allstate Corp.	436,400	10,338,316
Aon Corp.	269,100	11,296,818
Progressive Corp.	354,100	6,288,816

		33,783,970

Real Estate Investment Trusts (REITs) (1.1%)
Ventas, Inc. (REIT)	234,800	11,599,120

Total Financials		89,140,357

Health Care (16.0%)
Biotechnology (4.8%)
Pharmasset, Inc.*	459,800	37,873,726
Seattle Genetics, Inc.*	606,000	11,550,360

		49,424,086

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	1,462,900	8,645,739

Health Care Providers & Services (1.7%)
AMERIGROUP Corp.*	193,800	7,560,138
Centene Corp.*	103,100	2,955,877
Universal Health Services, Inc., Class B	218,900	7,442,600

		17,958,615

Health Care Technology (2.2%)
Cerner Corp.*	325,600	22,310,112

Life Sciences Tools & Services (0.5%)
Mettler-Toledo International, Inc.*	39,800	5,570,408

Pharmaceuticals (6.0%)
Allergan, Inc.	363,912	29,979,071
Shire plc (ADR)	337,300	31,682,589

		61,661,660

Total Health Care		165,570,620

Industrials (7.3%)
Commercial Services & Supplies (1.4%)
Iron Mountain, Inc.	275,400	8,708,148
Republic Services, Inc.	216,700	6,080,602

		14,788,750

Construction & Engineering (0.4%)
Jacobs Engineering Group, Inc.*	134,700	4,349,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.8%)
Emerson Electric Co.	187,900	$7,762,149

Industrial Conglomerates (1.5%)
Danaher Corp.	271,800	11,399,292
General Electric Co.	288,728	4,400,215

		15,799,507

Machinery (1.4%)
Caterpillar, Inc.	107,900	7,967,336
Stanley Black & Decker, Inc.	122,700	6,024,570

		13,991,906

Professional Services (0.2%)
Nielsen Holdings N.V.*	96,600	2,519,328

Road & Rail (1.6%)
Norfolk Southern Corp.	271,500	16,566,930

Total Industrials		75,778,033

Information Technology (18.5%)
Communications Equipment (1.7%)
Juniper Networks, Inc.*	339,800	5,864,948
QUALCOMM, Inc.	240,400	11,690,652

		17,555,600

Computers & Peripherals (4.2%)
Apple, Inc.*	90,200	34,382,436
Hewlett-Packard Co.	402,000	9,024,900

		43,407,336

Electronic Equipment, Instruments & Components (1.9%)
Flextronics International Ltd.*	1,681,900	9,469,097
Jabil Circuit, Inc.	570,000	10,140,300

		19,609,397

Internet Software & Services (1.7%)
Google, Inc., Class A*	33,980	17,478,633

IT Services (3.8%)
Accenture plc, Class A	139,200	7,333,056
International Business Machines Corp.	52,500	9,189,075
Jack Henry & Associates, Inc.	190,300	5,514,894
Mastercard, Inc., Class A	27,600	8,753,616
Visa, Inc., Class A	95,100	8,151,972

		38,942,613

Semiconductors & Semiconductor Equipment (3.1%)
Broadcom Corp., Class A*	278,800	9,281,252
First Solar, Inc.*	40,100	2,534,721
Freescale Semiconductor Holdings I Ltd.*	504,900	5,569,047
Maxim Integrated Products, Inc.	624,900	14,578,917

		31,963,937

Software (2.1%)
Oracle Corp.	753,300	21,649,842

Total Information Technology		190,607,358

Materials (4.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	112,700	8,606,899
Monsanto Co.	149,200	8,957,968

		17,564,867

Metals & Mining (2.7%)
Allegheny Technologies, Inc.	190,500	7,046,595
Barrick Gold Corp.	165,300	7,711,245
Cliffs Natural Resources, Inc.	110,400	5,649,168
Freeport-McMoRan Copper & Gold, Inc.	81,000	2,466,450
Nucor Corp.	150,200	4,752,328

		27,625,786

Total Materials		45,190,653

Telecommunication Services (4.9%)
Diversified Telecommunication Services (0.6%)
CenturyLink, Inc.	187,900	6,223,248

Wireless Telecommunication Services (4.3%)
American Tower Corp., Class A*	821,200	44,180,560

Total Telecommunication Services		50,403,808

Utilities (2.4%)
Electric Utilities (1.4%)
Edison International	271,100	10,369,575
PPL Corp.	140,500	4,009,870

		14,379,445

Multi-Utilities (1.0%)
PG&E Corp.	248,900	10,530,959

Total Utilities		24,910,404

Total Investments (98.8%) (Cost $903,856,809)		1,019,978,822
Other Assets Less Liabilities (1.2%)		12,072,703

Net Assets (100%)		$1,032,051,525

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$154,131,697	$—	$—	$154,131,697
Consumer Staples	39,944,459	—	—	39,944,459
Energy	184,301,433	—	—	184,301,433
Financials	89,140,357	—	—	89,140,357
Health Care	165,570,620	—	—	165,570,620
Industrials	75,778,033	—	—	75,778,033
Information Technology	190,607,358	—	—	190,607,358
Materials	45,190,653	—	—	45,190,653
Telecommunication Services	50,403,808	—	—	50,403,808
Utilities	24,910,404	—	—	24,910,404

Total Assets	$1,019,978,822	$—	$—	$1,019,978,822

Total Liabilities	$—	$—	$—	$—

Total	$1,019,978,822	$—	$—	$1,019,978,822

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$277,646,730
Net Proceeds of Sales and Redemptions:
Stocks	$354,261,373

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,767,927
Aggregate gross unrealized depreciation	(82,645,914)

Net unrealized appreciation	$116,122,013

Federal income tax cost of investments	$903,856,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.4%)
Autoliv, Inc.	35,000	$1,697,500
BorgWarner, Inc.*	37,130	2,247,479
Cooper Tire & Rubber Co.	23,100	251,559
Dana Holding Corp.*	52,900	555,450
Federal-Mogul Corp.*	20,800	306,800
Fuel Systems Solutions, Inc.*	11,800	226,678
Gentex Corp.	62,900	1,512,745
Goodyear Tire & Rubber Co.*	99,100	999,919
Johnson Controls, Inc.	228,430	6,023,699
Lear Corp.	35,400	1,518,660
Modine Manufacturing Co.*	830	7,520
Stoneridge, Inc.*	800	4,176
Tenneco, Inc.*	22,600	578,786
TRW Automotive Holdings Corp.*	34,500	1,129,185
Visteon Corp.*	17,300	743,900

		17,804,056

Automobiles (0.5%)
Ford Motor Co.*	1,277,436	12,352,806
General Motors Co.*	257,700	5,200,386
Harley-Davidson, Inc.	89,050	3,057,087
Tesla Motors, Inc.*	18,900	460,971
Winnebago Industries, Inc.*	1,470	10,172

		21,081,422

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	40	1,225
Genuine Parts Co.	60,000	3,048,000
LKQ Corp.*	54,000	1,304,640

		4,353,865

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	8,600	292,400
Apollo Group, Inc., Class A*	40,930	1,621,237
Ascent Capital Group, Inc., Class A*	250	9,830
Capella Education Co.*	7,800	221,364
Career Education Corp.*	23,900	311,895
Coinstar, Inc.*	10,400	416,000
DeVry, Inc.	25,800	953,568
Education Management Corp.*	20,500	304,220
H&R Block, Inc.	108,150	1,439,476
ITT Educational Services, Inc.*	9,800	564,284
Matthews International Corp., Class A	13,300	409,108
Service Corp. International	96,300	882,108
Sotheby’s, Inc.	25,300	697,521
Steiner Leisure Ltd.*	150	6,116
Strayer Education, Inc.	4,300	329,681
Weight Watchers International, Inc.	11,700	681,525

		9,140,333

Hotels, Restaurants & Leisure (2.0%)
Biglari Holdings, Inc.*	27	8,003
BJ’s Restaurants, Inc.*	550	24,260
Brinker International, Inc.	29,190	610,655
Carnival Corp.	151,560	4,592,268
Cheesecake Factory, Inc.*	22,800	562,020
Chipotle Mexican Grill, Inc.*	10,800	3,271,860
Cracker Barrel Old Country Store, Inc.	8,600	344,688
Darden Restaurants, Inc.	51,950	2,220,863
Denny’s Corp.*	2,590	8,625
Domino’s Pizza, Inc.*	20,900	569,525
Hyatt Hotels Corp., Class A*	16,500	517,605
International Game Technology	112,660	1,636,950
International Speedway Corp., Class A	14,900	340,316
Interval Leisure Group, Inc.*	1,064	14,172
Isle of Capri Casinos, Inc.*	420	2,033
Krispy Kreme Doughnuts, Inc.*	1,140	7,775
Las Vegas Sands Corp.*	133,000	5,099,220
Life Time Fitness, Inc.*	25,100	924,935
Marriott International, Inc., Class A	102,625	2,795,505
McDonald’s Corp.	345,740	30,362,887
MGM Resorts International*	103,400	960,586
O’Charleys, Inc.*	60	356
Panera Bread Co., Class A*	12,200	1,268,068
Penn National Gaming, Inc.*	25,700	855,553
Royal Caribbean Cruises Ltd.	47,950	1,037,638
Ruby Tuesday, Inc.*	1,320	9,451
Scientific Games Corp., Class A*	30,000	213,600
Six Flags Entertainment Corp.	12,342	342,120
Speedway Motorsports, Inc.	27,700	334,616
Starbucks Corp.	252,350	9,410,131
Starwood Hotels & Resorts Worldwide, Inc.	71,600	2,779,512
Vail Resorts, Inc.	16,600	627,314
Wendy’s Co.	99,100	454,869
WMS Industries, Inc.*	19,600	344,764
Wyndham Worldwide Corp.	63,470	1,809,530
Wynn Resorts Ltd.	28,500	3,279,780
Yum! Brands, Inc.	156,040	7,706,816

		85,348,869

Household Durables (0.4%)
Blyth, Inc.	360	19,962
CSS Industries, Inc.	240	4,003
D.R. Horton, Inc.	112,300	1,015,192
Garmin Ltd.	47,900	1,521,783
Harman International Industries, Inc.	26,390	754,227
Jarden Corp.	29,900	844,974
Leggett & Platt, Inc.	56,000	1,108,240
Lennar Corp., Class A	61,000	825,940
M.D.C. Holdings, Inc.	15,500	262,570
Mohawk Industries, Inc.*	21,200	909,692
Newell Rubbermaid, Inc.	124,600	1,479,002
NVR, Inc.*	2,100	1,268,358
Pulte Group, Inc.*	134,500	531,275
Ryland Group, Inc.	25,700	273,705
Tempur-Pedic International, Inc.*	27,400	1,441,514
Toll Brothers, Inc.*	56,300	812,409
Tupperware Brands Corp.	27,600	1,483,224
Whirlpool Corp.	28,420	1,418,442

		15,974,512

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	120,780	26,116,259
Expedia, Inc.	70,810	1,823,357
Liberty Interactive Corp.*	225,830	3,335,509
Netflix, Inc.*	17,800	2,014,248
Orbitz Worldwide, Inc.*	470	1,020
Overstock.com, Inc.*	600	5,562
priceline.com, Inc.*	16,780	7,541,939
Shutterfly, Inc.*	9,870	406,447

		41,244,341

Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	470,340
Eastman Kodak Co.*	101,600	79,258
Hasbro, Inc.	43,700	1,425,057
Leapfrog Enterprises, Inc.*	1,750	5,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Mattel, Inc.	115,500	$2,990,295
Polaris Industries, Inc.	23,600	1,179,292
Steinway Musical Instruments, Inc.*	140	3,018

		6,153,158

Media (3.1%)
AMC Networks, Inc., Class A*	21,212	677,723
Cablevision Systems Corp. - New York Group, Class A	84,850	1,334,690
CBS Corp., Class B	239,720	4,885,494
Charter Communications, Inc., Class A*	19,600	918,064
Cinemark Holdings, Inc.	31,500	594,720
Clear Channel Outdoor Holdings, Inc., Class A*	41,200	385,632
Comcast Corp., Class A	914,024	19,103,102
DIRECTV, Class A*	258,546	10,923,568
Discovery Communications, Inc., Class A*	94,400	3,551,328
DISH Network Corp., Class A*	75,660	1,896,040
DreamWorks Animation SKG, Inc., Class A*	23,700	430,866
Gannett Co., Inc.	90,000	857,700
Global Sources Ltd.*	523	3,541
Harte-Hanks, Inc.	1,100	9,328
Interpublic Group of Cos., Inc.	192,700	1,387,440
John Wiley & Sons, Inc., Class A	17,000	755,140
Knology, Inc.*	70	909
Lamar Advertising Co., Class A*	21,400	364,442
Liberty Global, Inc., Class A*	91,900	3,324,942
Liberty Media Corp. - Liberty Capital*	24,000	1,586,880
Liberty Media Corp. - Liberty Starz*	19,400	1,233,064
Live Nation Entertainment, Inc.*	51,860	415,399
Madison Square Garden Co., Class A*	25,087	571,984
McGraw-Hill Cos., Inc.	103,330	4,236,530
Meredith Corp.	13,600	307,904
Morningstar, Inc.	8,300	468,452
New York Times Co., Class A*	51,200	297,472
News Corp., Class A	764,894	11,832,910
Omnicom Group, Inc.	98,900	3,643,476
Regal Entertainment Group, Class A	32,900	386,246
Scripps Networks Interactive, Inc., Class A	34,700	1,289,799
Sirius XM Radio, Inc.*	1,469,100	2,218,341
Thomson Reuters Corp.	127,500	3,447,600
Time Warner Cable, Inc.	115,702	7,251,044
Time Warner, Inc.	360,526	10,804,964
Valassis Communications, Inc.*	18,800	352,312
Viacom, Inc., Class B	198,360	7,684,466
Virgin Media, Inc.	115,600	2,814,860
Walt Disney Co.	626,468	18,894,275
Washington Post Co., Class B	2,300	752,031

		131,894,678

Multiline Retail (0.8%)
Big Lots, Inc.*	36,400	1,267,812
Dillard’s, Inc., Class A	18,200	791,336
Dollar General Corp.*	32,800	1,238,528
Dollar Tree, Inc.*	46,425	3,486,982
Family Dollar Stores, Inc.	45,250	2,301,415
J.C. Penney Co., Inc.	56,050	1,501,019
Kohl’s Corp.	101,110	4,964,501
Macy’s, Inc.	141,900	3,734,808
Nordstrom, Inc.	63,190	2,886,519
Sears Holdings Corp.*	13,100	753,512
Target Corp.	230,960	11,326,278

		34,252,710

Specialty Retail (2.1%)
Aaron’s, Inc.	27,400	691,850
Abercrombie & Fitch Co., Class A	29,600	1,822,176
Advance Auto Parts, Inc.	25,850	1,501,885
American Eagle Outfitters, Inc.	79,100	927,052
Ascena Retail Group, Inc.*	22,400	606,368
AutoNation, Inc.*	13,800	452,364
AutoZone, Inc.*	8,590	2,741,842
bebe stores, Inc.	62,900	422,688
Bed Bath & Beyond, Inc.*	86,050	4,931,525
Best Buy Co., Inc.	118,210	2,754,293
CarMax, Inc.*	81,950	1,954,507
Charming Shoppes, Inc.*	2,540	6,604
Chico’s FAS, Inc.	67,550	772,096
Christopher & Banks Corp.	1,620	5,719
Dick’s Sporting Goods, Inc.*	41,500	1,388,590
DSW, Inc., Class A	10,200	471,036
Express, Inc.	23,500	476,815
Foot Locker, Inc.	68,400	1,374,156
GameStop Corp., Class A*	65,200	1,506,120
Gap, Inc.	150,090	2,437,462
GNC Holdings, Inc., Class A*	19,300	388,316
Guess?, Inc.	29,000	826,210
hhgregg, Inc.*	60	585
Home Depot, Inc.	539,660	17,738,624
Jos. A. Bank Clothiers, Inc.*	9,500	442,985
Limited Brands, Inc.	88,190	3,396,197
Lowe’s Cos., Inc.	433,840	8,390,466
Men’s Wearhouse, Inc.	19,100	498,128
New York & Co., Inc.*	1,660	5,295
Office Depot, Inc.*	104,200	214,652
OfficeMax, Inc.*	32,100	155,685
O’Reilly Automotive, Inc.*	47,850	3,188,245
PetSmart, Inc.	38,400	1,637,760
RadioShack Corp.	35,500	412,510
Rent-A-Center, Inc.	33,110	908,870
Ross Stores, Inc.	39,680	3,122,419
Sally Beauty Holdings, Inc.*	32,500	539,500
Signet Jewelers Ltd.*	32,380	1,094,444
Sonic Automotive, Inc., Class A	990	10,682
Stage Stores, Inc.	1,110	15,396
Staples, Inc.	241,750	3,215,275
Systemax, Inc.*	1,000	12,720
Tiffany & Co.	46,000	2,797,720
TJX Cos., Inc.	130,900	7,261,023
Tractor Supply Co.	23,900	1,494,945
Ulta Salon Cosmetics & Fragrance, Inc.*	15,400	958,342
Urban Outfitters, Inc.*	49,350	1,101,492
Wet Seal, Inc., Class A*	3,010	13,485
Williams-Sonoma, Inc.	35,800	1,102,282
Zumiez, Inc.*	1,260	22,063

		88,211,464

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	24,680	753,727
Coach, Inc.	97,320	5,044,096
Crocs, Inc.*	31,190	738,267
Deckers Outdoor Corp.*	12,800	1,193,728
Fossil, Inc.*	19,100	1,548,246
Hanesbrands, Inc.*	42,700	1,067,927
Iconix Brand Group, Inc.*	26,000	410,800
K-Swiss, Inc., Class A*	350	1,487
Liz Claiborne, Inc.*	71,600	358,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Maidenform Brands, Inc.*	310	$7,257
Movado Group, Inc.	280	3,410
NIKE, Inc., Class B	121,080	10,353,551
Perry Ellis International, Inc.*	700	13,160
PVH Corp.	23,440	1,365,146
Ralph Lauren Corp.	21,170	2,745,749
Skechers U.S.A., Inc., Class A*	13,100	183,793
Steven Madden Ltd.*	12,735	383,324
Under Armour, Inc., Class A*	12,900	856,689
Unifi, Inc.*	736	6,013
VF Corp.	28,800	3,499,776
Warnaco Group, Inc.*	22,800	1,050,852
Wolverine World Wide, Inc.	21,100	701,575

		32,286,573

Total Consumer Discretionary		487,745,981

Consumer Staples (10.1%)
Beverages (2.2%)
Brown-Forman Corp., Class B	36,800	2,581,152
Coca-Cola Co.	655,770	44,303,821
Coca-Cola Enterprises, Inc.	119,500	2,973,160
Constellation Brands, Inc., Class A*	67,300	1,211,400
Dr. Pepper Snapple Group, Inc.	79,310	3,075,642
Fortune Brands, Inc.	56,250	3,042,000
Hansen Natural Corp.*	25,000	2,182,250
Molson Coors Brewing Co., Class B	49,250	1,950,792
PepsiCo, Inc.	526,690	32,602,111

		93,922,328

Food & Staples Retailing (2.1%)
BJ’s Wholesale Club, Inc.*	20,400	1,045,296
Casey’s General Stores, Inc.	13,000	567,450
Costco Wholesale Corp.	146,050	11,993,626
CVS Caremark Corp.	455,810	15,306,100
Kroger Co.	202,310	4,442,728
Ruddick Corp.	16,800	655,032
Safeway, Inc.	120,040	1,996,265
SUPERVALU, Inc.	80,200	534,132
Sysco Corp.	205,050	5,310,795
United Natural Foods, Inc.*	20,200	748,208
Walgreen Co.	307,680	10,119,595
Wal-Mart Stores, Inc.	591,220	30,684,318
Whole Foods Market, Inc.	53,500	3,494,085

		86,897,630

Food Products (1.9%)
Archer-Daniels-Midland Co.	223,960	5,556,448
Bunge Ltd.	51,980	3,029,914
Campbell Soup Co.	69,500	2,249,715
ConAgra Foods, Inc.	141,750	3,433,185
Corn Products International, Inc.	30,600	1,200,744
Darling International, Inc.*	37,400	470,866
Dean Foods Co.*	65,000	576,550
Diamond Foods, Inc.	7,500	598,425
Flowers Foods, Inc.	43,200	840,672
General Mills, Inc.	216,400	8,324,908
Green Mountain Coffee Roasters, Inc.*	41,766	3,881,732
H.J. Heinz Co.	109,000	5,502,320
Hershey Co.	56,150	3,326,326
Hormel Foods Corp.	52,200	1,410,444
J.M. Smucker Co.	38,627	2,815,522
Kellogg Co.	88,300	4,696,677
Kraft Foods, Inc., Class A	554,610	18,623,804
McCormick & Co., Inc. (Non-Voting)	48,950	2,259,532
Mead Johnson Nutrition Co.	67,100	4,618,493
Ralcorp Holdings, Inc.*	20,800	1,595,568
Sara Lee Corp.	193,550	3,164,542
Smithfield Foods, Inc.*	52,000	1,014,000
TreeHouse Foods, Inc.*	15,900	983,256
Tyson Foods, Inc., Class A	112,900	1,959,944

		82,133,587

Household Products (2.1%)
Church & Dwight Co., Inc.	47,500	2,099,500
Clorox Co.	44,150	2,928,470
Colgate-Palmolive Co.	165,710	14,695,163
Energizer Holdings, Inc.*	25,850	1,717,474
Kimberly-Clark Corp.	135,200	9,600,552
Procter & Gamble Co.	929,980	58,756,136

		89,797,295

Personal Products (0.2%)
Avon Products, Inc.	143,950	2,821,420
Estee Lauder Cos., Inc., Class A	37,250	3,272,040
Herbalife Ltd.	45,400	2,433,440
Nu Skin Enterprises, Inc., Class A	17,100	692,892

		9,219,792

Tobacco (1.6%)
Altria Group, Inc.	703,290	18,855,205
Lorillard, Inc.	49,850	5,518,395
Philip Morris International, Inc.	589,330	36,762,405
Reynolds American, Inc.	113,600	4,257,728

		65,393,733

Total Consumer Staples		427,364,365

Energy (10.6%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	25,000	859,000
Baker Hughes, Inc.	145,984	6,738,622
Basic Energy Services, Inc.*	1,750	24,780
Bristow Group, Inc.	13,300	564,319
Cameron International Corp.*	89,550	3,719,907
CARBO Ceramics, Inc.	7,200	738,216
Complete Production Services, Inc.*	27,980	527,423
Core Laboratories N.V.	16,800	1,509,144
Diamond Offshore Drilling, Inc.	23,210	1,270,515
Dresser-Rand Group, Inc.*	26,400	1,069,992
Dril-Quip, Inc.*	12,800	690,048
FMC Technologies, Inc.*	80,500	3,026,800
Halliburton Co.	308,030	9,401,076
Helix Energy Solutions Group, Inc.*	36,700	480,770
Helmerich & Payne, Inc.	35,600	1,445,360
Hercules Offshore, Inc.*	350	1,022
Key Energy Services, Inc.*	45,100	427,999
Lufkin Industries, Inc.	11,000	585,310
McDermott International, Inc.*	84,700	911,372
Nabors Industries Ltd.*	99,790	1,223,425
National Oilwell Varco, Inc.	142,880	7,318,314
Oceaneering International, Inc.	41,600	1,470,144
Oil States International, Inc.*	18,900	962,388
Patterson-UTI Energy, Inc.	63,600	1,102,824
Rowan Cos., Inc.*	43,300	1,307,227
Schlumberger Ltd.	452,155	27,007,218
SEACOR Holdings, Inc.	8,500	681,785
Superior Energy Services, Inc.*	29,730	780,115
TETRA Technologies, Inc.*	1,460	11,271
Tidewater, Inc.	19,600	824,180
Unit Corp.*	20,200	745,784

		77,426,350

Oil, Gas & Consumable Fuels (8.8%)
Alpha Natural Resources, Inc.*	84,839	1,500,802
Anadarko Petroleum Corp.	165,780	10,452,429
Apache Corp.	129,480	10,389,475
Arch Coal, Inc.	68,500	998,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Berry Petroleum Co., Class A	23,500	$831,430
Bill Barrett Corp.*	20,430	740,383
BPZ Resources, Inc.*	56,300	155,951
Brigham Exploration Co.*	44,000	1,111,440
Cabot Oil & Gas Corp.	39,300	2,433,063
Carrizo Oil & Gas, Inc.*	13,100	282,305
Chesapeake Energy Corp.	217,910	5,567,600
Chevron Corp.	669,800	61,969,896
Cimarex Energy Co.	29,760	1,657,632
Cobalt International Energy, Inc.*	34,000	262,140
Comstock Resources, Inc.*	16,000	247,360
Concho Resources, Inc.*	36,800	2,617,952
ConocoPhillips	470,976	29,822,200
Consol Energy, Inc.	80,350	2,726,275
Continental Resources, Inc.*	11,600	561,092
CVR Energy, Inc.*	22,750	480,935
Delek U.S. Holdings, Inc.	1,230	13,862
Denbury Resources, Inc.*	141,659	1,629,079
Devon Energy Corp.	145,530	8,068,183
El Paso Corp.	263,850	4,612,098
Energen Corp.	27,200	1,112,208
Energy XXI Bermuda Ltd.*	24,700	529,815
EOG Resources, Inc.	93,300	6,625,233
EQT Corp.	45,500	2,427,880
EXCO Resources, Inc.	55,500	594,960
Exxon Mobil Corp.#	1,632,544	118,571,671
Forest Oil Corp.*	42,500	612,000
Frontline Ltd.	22,200	107,670
General Maritime Corp.	558	145
Hess Corp.	103,920	5,451,643
HollyFrontier Corp.	76,632	2,009,291
Kinder Morgan, Inc.	57,900	1,499,031
Kosmos Energy Ltd.*	27,100	317,341
Marathon Oil Corp.	241,390	5,209,196
Marathon Petroleum Corp.	120,695	3,266,007
McMoRan Exploration Co.*	30,200	299,886
Murphy Oil Corp.	64,920	2,866,867
Newfield Exploration Co.*	49,650	1,970,608
Noble Energy, Inc.	59,130	4,186,404
Northern Oil and Gas, Inc.*	21,200	411,068
Oasis Petroleum, Inc.*	17,100	381,843
Occidental Petroleum Corp.	270,160	19,316,440
Overseas Shipholding Group, Inc.	11,700	160,758
Patriot Coal Corp.*	28,000	236,880
Peabody Energy Corp.	94,000	3,184,720
PetroQuest Energy, Inc.*	420	2,310
Pioneer Natural Resources Co.	43,850	2,884,015
Plains Exploration & Production Co.*	51,850	1,177,514
QEP Resources, Inc.	66,200	1,792,034
Quicksilver Resources, Inc.*	44,800	339,584
Range Resources Corp.	55,750	3,259,145
Rosetta Resources, Inc.*	19,900	680,978
SandRidge Energy, Inc.*	122,244	679,677
SM Energy Co.	25,800	1,564,770
Southern Union Co.	49,900	2,024,443
Southwestern Energy Co.*	119,150	3,971,270
Spectra Energy Corp.	225,600	5,533,968
Stone Energy Corp.*	16,500	267,465
Sunoco, Inc.	45,600	1,414,056
Teekay Corp.	15,500	350,455
Tesoro Corp.*	55,810	1,086,621
Ultra Petroleum Corp.*	57,500	1,593,900
Valero Energy Corp.	201,730	3,586,759
Whiting Petroleum Corp.*	43,000	1,508,440
Williams Cos., Inc.	203,500	4,953,190
World Fuel Services Corp.	27,400	894,610

		370,047,081

Total Energy		447,473,431

Financials (14.7%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	19,440	1,517,292
American Capital Ltd.*	128,405	875,722
Ameriprise Financial, Inc.	88,860	3,497,530
Apollo Investment Corp.	65,308	491,116
Ares Capital Corp.	70,900	976,293
Bank of New York Mellon Corp.	420,550	7,818,025
BGC Partners, Inc., Class A	300	1,809
BlackRock, Inc.	30,510	4,515,785
Charles Schwab Corp.	344,534	3,882,898
Cowen Group, Inc., Class A*	4,520	12,249
E*TRADE Financial Corp.*	83,210	758,043
Eaton Vance Corp.	46,940	1,045,354
Federated Investors, Inc., Class B	36,800	645,104
Franklin Resources, Inc.	51,130	4,890,073
GFI Group, Inc.	620	2,492
Goldman Sachs Group, Inc.	175,500	16,593,525
Greenhill & Co., Inc.	10,900	311,631
Invesco Ltd.	156,600	2,428,866
Janus Capital Group, Inc.	67,400	404,400
Jefferies Group, Inc.	59,800	742,118
KBW, Inc.	18,300	252,357
Knight Capital Group, Inc., Class A*	35,710	434,234
Lazard Ltd., Class A	34,700	732,170
Legg Mason, Inc.	57,050	1,466,755
LPL Investment Holdings, Inc.*	15,100	383,842
MF Global Holdings Ltd.*	820	3,387
Morgan Stanley	530,373	7,160,035
Northern Trust Corp.	73,650	2,576,277
Piper Jaffray Cos., Inc.*	12,500	224,125
Raymond James Financial, Inc.	37,500	973,500
SEI Investments Co.	59,650	917,417
State Street Corp.	178,750	5,748,600
Stifel Financial Corp.*	16,818	446,686
SWS Group, Inc.	1,820	8,536
T. Rowe Price Group, Inc.	90,380	4,317,453
TD Ameritrade Holding Corp.	88,136	1,296,040
Virtus Investment Partners, Inc.*	91	4,879
Waddell & Reed Financial, Inc., Class A	32,120	803,321
Walter Investment Management Corp.	8,947	205,155

		79,365,094

Commercial Banks (2.6%)
Associated Banc-Corp	65,400	608,220
BancFirst Corp.	8,900	295,124
BancorpSouth, Inc.	31,550	277,009
Bank of Hawaii Corp.	20,900	760,760
BB&T Corp.	242,150	5,165,060
BOK Financial Corp.	9,750	457,178
Boston Private Financial Holdings, Inc.	58,230	342,392
CapitalSource, Inc.	100,680	618,175
Cathay General Bancorp	21,630	246,149
CIT Group, Inc.*	75,600	2,295,972
City Holding Co.	11,030	297,700
City National Corp./California	17,200	649,472
CoBiz Financial, Inc.	190	849
Columbia Banking System, Inc.	360	5,155
Comerica, Inc.	66,600	1,529,802
Commerce Bancshares, Inc./Missouri	27,506	955,834
Community Bank System, Inc.	17,900	406,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Community Trust Bancorp, Inc.	13,600	$316,744
Cullen/Frost Bankers, Inc.	24,500	1,123,570
CVB Financial Corp.	35,000	269,150
East West Bancorp, Inc.	55,900	833,469
F.N.B. Corp./Pennsylvania	48,700	417,359
Fifth Third Bancorp	325,650	3,289,065
First Busey Corp.	24,100	104,835
First Citizens BancShares, Inc./North Carolina, Class A	2,800	401,912
First Commonwealth Financial Corp.	38,600	142,820
First Financial Bancorp	32,400	447,120
First Financial Bankshares, Inc.	13,500	353,160
First Financial Corp./Indiana	10,700	294,357
First Horizon National Corp.	104,762	624,382
First Midwest Bancorp, Inc./Illinois	20,700	151,524
First Republic Bank/California*	24,900	576,684
FirstMerit Corp.	34,795	395,271
Fulton Financial Corp.	75,000	573,750
Glacier Bancorp, Inc.	24,600	230,502
Hancock Holding Co.	22,624	605,871
Huntington Bancshares, Inc./Ohio	270,900	1,300,320
IBERIABANK Corp.	8,400	395,304
Independent Bank Corp./Massachusetts	16,700	363,058
International Bancshares Corp.	22,010	289,432
Investors Bancorp, Inc.*	30,300	382,689
KeyCorp	339,300	2,012,049
M&T Bank Corp.	42,557	2,974,734
MainSource Financial Group, Inc.	240	2,093
NBT Bancorp, Inc.	16,500	307,230
Old National Bancorp/Indiana	28,300	263,756
PacWest Bancorp	15,730	219,276
Park National Corp.	6,500	343,720
Pinnacle Financial Partners, Inc.*	15,700	171,758
PNC Financial Services Group, Inc.	181,018	8,723,257
Popular, Inc.*	380,500	570,750
PrivateBancorp, Inc.	12,900	97,008
Prosperity Bancshares, Inc.	15,900	519,612
Regions Financial Corp.	498,900	1,661,337
Republic Bancorp, Inc./Kentucky, Class A	18,900	334,719
S&T Bancorp, Inc.	13,000	210,080
Sandy Spring Bancorp, Inc.	10	146
Signature Bank/New York*	14,900	711,177
Simmons First National Corp., Class A	30	651
Sterling Bancorp/New York	90	653
SunTrust Banks, Inc.	188,950	3,391,653
Susquehanna Bancshares, Inc.	35,400	193,638
SVB Financial Group*	13,400	495,800
Synovus Financial Corp.	296,100	316,827
TCF Financial Corp.	56,950	521,662
Tompkins Financial Corp.	9,239	330,571
TowneBank/Virginia	19,300	219,441
Trico Bancshares	50	613
Trustmark Corp.	23,350	423,803
U.S. Bancorp	641,890	15,110,091
Umpqua Holdings Corp.	27,590	242,516
United Bankshares, Inc./Virginia	15,700	315,413
Valley National Bancorp	68,409	724,451
Webster Financial Corp.	25,700	393,210
Wells Fargo & Co.	1,630,219	39,320,882
WesBanco, Inc.	16,900	292,539
Westamerica Bancorp	10,100	387,032
Western Alliance Bancorp*	35,020	191,910
Zions Bancorp	64,500	907,515

		111,696,923

Consumer Finance (0.7%)
American Express Co.	350,056	15,717,514
Capital One Financial Corp.	161,570	6,403,019
Cash America International, Inc.	10,200	521,832
Credit Acceptance Corp.*	6,600	424,776
DFC Global Corp.*	810	17,699
Discover Financial Services	184,170	4,224,860
EZCORP, Inc., Class A*	16,400	468,056
First Cash Financial Services, Inc.*	10,450	438,378
Green Dot Corp., Class A*	12,800	400,896
Nelnet, Inc., Class A	1,130	21,221
SLM Corp.	189,684	2,361,566

		30,999,817

Diversified Financial Services (2.5%)
Bank of America Corp.	3,358,182	20,552,074
CBOE Holdings, Inc.	20,200	494,294
Citigroup, Inc.	968,272	24,807,129
CME Group, Inc.	23,033	5,675,331
Encore Capital Group, Inc.*	210	4,589
Interactive Brokers Group, Inc., Class A	22,340	311,196
IntercontinentalExchange, Inc.*	27,950	3,305,367
JPMorgan Chase & Co.	1,320,525	39,774,213
Leucadia National Corp.	70,050	1,588,734
MarketAxess Holdings, Inc.	60	1,561
Moody’s Corp.	73,250	2,230,462
MSCI, Inc., Class A*	36,334	1,102,010
NASDAQ OMX Group, Inc.*	40,300	932,542
NYSE Euronext	93,350	2,169,454
PHH Corp.*	860	13,829
PICO Holdings, Inc.*	60	1,231
Portfolio Recovery Associates, Inc.*	5,800	360,876

		103,324,892

Insurance (3.8%)
ACE Ltd.	112,400	6,811,440
Aflac, Inc.	156,750	5,478,413
Alleghany Corp.*	2,550	735,675
Allied World Assurance Co. Holdings AG	19,080	1,024,787
Allstate Corp.	186,740	4,423,871
Alterra Capital Holdings Ltd.	26,900	510,293
American Equity Investment Life Holding Co.	2,100	18,375
American Financial Group, Inc./Ohio	33,330	1,035,563
American International Group, Inc.*	149,836	3,288,900
AMERISAFE, Inc.*	840	15,464
Amtrust Financial Services, Inc.	22,400	498,624
Aon Corp.	116,578	4,893,944
Arch Capital Group Ltd.*	56,100	1,833,067
Argo Group International Holdings Ltd.	13,329	378,144
Arthur J. Gallagher & Co.	39,500	1,038,850
Aspen Insurance Holdings Ltd.	29,270	674,381
Assurant, Inc.	34,600	1,238,680
Assured Guaranty Ltd.	69,700	766,003
Axis Capital Holdings Ltd.	47,870	1,241,748
Berkshire Hathaway, Inc., Class B*	583,285	41,436,566
Brown & Brown, Inc.	49,800	886,440
Chubb Corp.	99,160	5,948,608
Cincinnati Financial Corp.	48,520	1,277,532
CNA Financial Corp.	17,600	395,472
CNO Financial Group, Inc.*	84,000	454,440
Delphi Financial Group, Inc., Class A	18,990	408,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
EMC Insurance Group, Inc.	30	$552
Employers Holdings, Inc.	31,180	397,857
Endurance Specialty Holdings Ltd.	11,700	399,555
Enstar Group Ltd.*	4,900	466,627
Erie Indemnity Co., Class A	10,800	768,744
Everest Reinsurance Group Ltd.	15,600	1,238,328
FBL Financial Group, Inc., Class A	190	5,058
Fidelity National Financial, Inc., Class A	86,800	1,317,624
First American Financial Corp.	39,300	503,040
Flagstone Reinsurance Holdings S.A.	40,000	310,000
Genworth Financial, Inc., Class A*	183,700	1,054,438
Global Indemnity plc*	180	3,074
Hanover Insurance Group, Inc.	22,290	791,295
Harleysville Group, Inc.	13,310	783,427
Hartford Financial Services Group, Inc.	154,010	2,485,721
HCC Insurance Holdings, Inc.	52,780	1,427,699
Lincoln National Corp.	114,350	1,787,291
Loews Corp.	106,992	3,696,574
Markel Corp.*	3,700	1,321,381
Marsh & McLennan Cos., Inc.	187,150	4,966,961
Mercury General Corp.	11,300	433,355
MetLife, Inc.	278,460	7,799,665
Montpelier Reinsurance Holdings Ltd.	25,800	456,144
National Interstate Corp.	10	220
National Western Life Insurance Co., Class A	2,100	284,550
Navigators Group, Inc.*	8,380	362,016
Old Republic International Corp.	99,094	883,918
PartnerReinsurance Ltd.	23,560	1,231,481
Phoenix Cos., Inc.*	84,810	103,468
Platinum Underwriters Holdings Ltd.	14,700	452,025
Presidential Life Corp.	250	2,055
Primerica, Inc.	22,000	474,320
Principal Financial Group, Inc.	114,900	2,604,783
ProAssurance Corp.	13,700	986,674
Progressive Corp.	222,300	3,948,048
Protective Life Corp.	44,800	700,224
Prudential Financial, Inc.	166,031	7,780,213
Reinsurance Group of America, Inc.	26,010	1,195,159
RenaissanceReinsurance Holdings Ltd.	20,100	1,282,380
RLI Corp.	8,140	517,541
Safety Insurance Group, Inc.	11,300	427,479
Selective Insurance Group, Inc.	23,400	305,370
StanCorp Financial Group, Inc.	22,680	625,288
State Auto Financial Corp.	270	3,550
Stewart Information Services Corp.	250	2,210
Symetra Financial Corp.	38,300	312,145
Torchmark Corp.	44,970	1,567,654
Transatlantic Holdings, Inc.	24,300	1,179,036
Travelers Cos., Inc.	141,970	6,918,198
United Fire & Casualty Co.	18,570	328,503
Unum Group	104,300	2,186,128
Validus Holdings Ltd.	30,818	767,985
W. R. Berkley Corp.	38,000	1,128,220
White Mountains Insurance Group Ltd.	2,400	973,800
XL Group plc	104,870	1,971,556

		160,634,552

Real Estate Investment Trusts (REITs) (2.8%)
Alexander’s, Inc. (REIT)	1,300	469,326
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,134,487
American Campus Communities, Inc. (REIT)	19,200	714,432
American Capital Agency Corp. (REIT)	59,500	1,612,450
Annaly Capital Management, Inc. (REIT)	316,858	5,269,348
Apartment Investment & Management Co. (REIT), Class A	43,188	955,318
AvalonBay Communities, Inc. (REIT)	31,149	3,552,543
BioMed Realty Trust, Inc. (REIT)	35,200	583,264
Boston Properties, Inc. (REIT)	49,370	4,398,867
Brandywine Realty Trust (REIT)	51,000	408,510
BRE Properties, Inc. (REIT)	24,160	1,022,934
Camden Property Trust (REIT)	24,880	1,374,869
CBL & Associates Properties, Inc. (REIT)	47,891	544,042
Chimera Investment Corp. (REIT)	360,700	999,139
Colonial Properties Trust (REIT)	28,200	512,112
CommonWealth REIT (REIT)	33,000	626,010
Corporate Office Properties Trust/Maryland (REIT)	21,109	459,754
Cousins Properties, Inc. (REIT)	35,213	205,996
DCT Industrial Trust, Inc. (REIT)	91,400	401,246
DDR Corp. (REIT)	84,708	923,317
DiamondRock Hospitality Co. (REIT)	58,300	407,517
Digital Realty Trust, Inc. (REIT)	33,589	1,852,769
Douglas Emmett, Inc. (REIT)	53,300	911,430
Duke Realty Corp. (REIT)	84,800	890,400
DuPont Fabros Technology, Inc. (REIT)	17,600	346,544
EastGroup Properties, Inc. (REIT)	12,100	461,494
Entertainment Properties Trust (REIT)	14,840	578,463
Equity Lifestyle Properties, Inc. (REIT)	10,900	683,430
Equity One, Inc. (REIT)	27,100	429,806
Equity Residential (REIT)	97,887	5,077,399
Essex Property Trust, Inc. (REIT)	11,300	1,356,452
Extra Space Storage, Inc. (REIT)	33,000	614,790
Federal Realty Investment Trust (REIT)	21,280	1,753,685
General Growth Properties, Inc. (REIT)	191,107	2,312,395
Hatteras Financial Corp. (REIT)	18,700	470,492
HCP, Inc. (REIT)	139,797	4,901,283
Health Care REIT, Inc. (REIT)	61,417	2,874,316
Healthcare Realty Trust, Inc. (REIT)	23,600	397,660
Highwoods Properties, Inc. (REIT)	29,530	834,518
Home Properties, Inc. (REIT)	13,610	772,504
Hospitality Properties Trust (REIT)	43,400	921,382
Host Hotels & Resorts, Inc. (REIT)	248,713	2,720,920
Inland Real Estate Corp. (REIT)	39,600	289,080
Invesco Mortgage Capital, Inc. (REIT)	38,200	539,766
Investors Real Estate Trust (REIT)	42,400	305,280
Kilroy Realty Corp. (REIT)	14,700	460,110
Kimco Realty Corp. (REIT)	136,322	2,048,920
LaSalle Hotel Properties (REIT)	37,300	716,160
Lexington Realty Trust (REIT)	54,700	357,738
Liberty Property Trust (REIT)	43,552	1,267,799
Macerich Co. (REIT)	49,084	2,092,451
Mack-Cali Realty Corp. (REIT)	31,539	843,668
Medical Properties Trust, Inc. (REIT)	42,800	383,060
MFA Financial, Inc. (REIT)	120,050	842,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Mid-America Apartment Communities, Inc. (REIT)	11,400	$686,508
National Retail Properties, Inc. (REIT)	38,290	1,028,852
Omega Healthcare Investors, Inc. (REIT)	35,140	559,780
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	947,562
Plum Creek Timber Co., Inc. (REIT)	61,614	2,138,622
Post Properties, Inc. (REIT)	18,200	632,268
Potlatch Corp. (REIT)	14,200	447,584
ProLogis, Inc. (REIT)	148,964	3,612,377
PS Business Parks, Inc. (REIT)	9,100	450,814
Public Storage (REIT)	47,602	5,300,483
Rayonier, Inc. (REIT)	40,425	1,487,236
Realty Income Corp. (REIT)	45,831	1,477,591
Regency Centers Corp. (REIT)	31,486	1,112,400
RLJ Lodging Trust (REIT)	27,600	352,452
Sabra Health Care REIT, Inc. (REIT)	12,500	119,250
Saul Centers, Inc. (REIT)	11,800	398,958
Senior Housing Properties Trust (REIT)	54,290	1,169,407
Simon Property Group, Inc. (REIT)	97,259	10,696,545
SL Green Realty Corp. (REIT)	27,800	1,616,570
Tanger Factory Outlet Centers (REIT)	29,500	767,295
Taubman Centers, Inc. (REIT)	20,600	1,036,386
Two Harbors Investment Corp. (REIT)	46,800	413,244
UDR, Inc. (REIT)	64,036	1,417,757
Ventas, Inc. (REIT)	85,335	4,215,549
Vornado Realty Trust (REIT)	62,447	4,659,795
Washington Real Estate Investment Trust (REIT)	24,370	686,747
Weingarten Realty Investors (REIT)	36,986	782,994
Weyerhaeuser Co. (REIT)	197,633	3,073,193

		119,172,615

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	573
CB Richard Ellis Group, Inc., Class A*	108,150	1,455,699
Forest City Enterprises, Inc., Class A*	50,700	540,462
Forestar Group, Inc.*	60	654
Jones Lang LaSalle, Inc.	16,500	854,865

		2,852,253

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	37,100	285,299
Bank Mutual Corp.	38,400	100,224
BankUnited, Inc.	17,600	365,376
Beneficial Mutual Bancorp, Inc.*	36,500	271,925
Brookline Bancorp, Inc.	37,000	285,270
Capitol Federal Financial, Inc.	56,786	599,660
Dime Community Bancshares, Inc.	27,100	274,523
Doral Financial Corp.*	57,000	62,130
First Niagara Financial Group, Inc.	122,945	1,124,947
Hudson City Bancorp, Inc.	178,590	1,010,819
Kearny Financial Corp.	36,700	324,428
MGIC Investment Corp.*	75,800	141,746
New York Community Bancorp, Inc.	164,650	1,959,335
Northwest Bancshares, Inc.	38,475	458,237
OceanFirst Financial Corp.	40	467
Ocwen Financial Corp.*	41,200	544,252
Oritani Financial Corp.	37,350	480,321
People’s United Financial, Inc.	134,800	1,536,720
PMI Group, Inc.*	790	158
TFS Financial Corp.*	36,000	292,680
TrustCo Bank Corp./New York	38,400	171,264
Washington Federal, Inc.	42,500	541,450

		10,831,231

Total Financials		618,877,377

Health Care (12.1%)
Biotechnology (1.6%)
Acorda Therapeutics, Inc.*	15,700	313,372
Alexion Pharmaceuticals, Inc.*	65,000	4,163,900
Alkermes plc*	32,800	500,528
Alnylam Pharmaceuticals, Inc.*	15,400	101,178
Amgen, Inc.	315,140	17,316,943
Amylin Pharmaceuticals, Inc.*	43,400	400,582
Biogen Idec, Inc.*	83,960	7,820,874
BioMarin Pharmaceutical, Inc.*	44,600	1,421,402
Celgene Corp.*	156,900	9,715,248
Cephalon, Inc.*	28,150	2,271,705
Cepheid, Inc.*	20,800	807,664
Cubist Pharmaceuticals, Inc.*	23,500	830,020
Dendreon Corp.*	50,250	452,250
Emergent Biosolutions, Inc.*	20,900	322,487
Enzon Pharmaceuticals, Inc.*	520	3,661
Gilead Sciences, Inc.*	264,300	10,254,840
Human Genome Sciences, Inc.*	67,800	860,382
InterMune, Inc.*	16,300	329,260
Ironwood Pharmaceuticals, Inc.*	30,900	333,720
Isis Pharmaceuticals, Inc.*	37,500	254,250
Myriad Genetics, Inc.*	39,050	731,797
Onyx Pharmaceuticals, Inc.*	23,500	705,235
Osiris Therapeutics, Inc.*	23,300	119,296
Pharmasset, Inc.*	25,000	2,059,250
Regeneron Pharmaceuticals, Inc.*	24,500	1,425,900
Seattle Genetics, Inc.*	33,200	632,792
Theravance, Inc.*	22,600	455,164
United Therapeutics Corp.*	18,700	701,063
Vertex Pharmaceuticals, Inc.*	76,400	3,402,856

		68,707,619

Health Care Equipment & Supplies (2.1%)
ABIOMED, Inc.*	28,300	312,149
Alere, Inc.*	33,150	651,397
Align Technology, Inc.*	21,700	329,189
Baxter International, Inc.	193,380	10,856,353
Becton, Dickinson and Co.	77,540	5,685,233
Boston Scientific Corp.*	573,300	3,388,203
C.R. Bard, Inc.	30,080	2,633,203
CareFusion Corp.*	76,000	1,820,200
CONMED Corp.*	16,400	377,364
Cooper Cos., Inc.	16,800	1,329,720
Covidien plc	168,100	7,413,210
CryoLife, Inc.*	650	2,918
DENTSPLY International, Inc.	47,700	1,463,913
Edwards Lifesciences Corp.*	39,300	2,801,304
Exactech, Inc.*	240	3,379
Gen-Probe, Inc.*	17,150	981,838
Greatbatch, Inc.*	16,300	326,163
Haemonetics Corp.*	10,900	637,432
Hill-Rom Holdings, Inc.	25,930	778,419
Hologic, Inc.*	109,600	1,667,016
IDEXX Laboratories, Inc.*	23,300	1,607,001
Integra LifeSciences Holdings Corp.*	10,300	368,431
Intuitive Surgical, Inc.*	13,300	4,844,924
Kinetic Concepts, Inc.*	25,080	1,652,521
Masimo Corp.	19,800	428,670
Medtronic, Inc.	362,840	12,060,802
Meridian Bioscience, Inc.	17,700	278,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NuVasive, Inc.*	15,950	$272,266
NxStage Medical, Inc.*	24,900	519,414
Palomar Medical Technologies, Inc.*	10	79
Quidel Corp.*	26,740	437,734
ResMed, Inc.*	50,800	1,462,532
Sirona Dental Systems, Inc.*	18,900	801,549
St. Jude Medical, Inc.	111,500	4,035,185
STERIS Corp.	25,760	753,995
Stryker Corp.	110,370	5,201,738
Teleflex, Inc.	15,100	811,927
Thoratec Corp.*	23,300	760,512
Varian Medical Systems, Inc.*	45,310	2,363,370
Volcano Corp.*	18,400	545,192
West Pharmaceutical Services, Inc.	11,500	426,650
Zimmer Holdings, Inc.*	71,500	3,825,250
Zoll Medical Corp.*	8,800	332,112

		87,249,055

Health Care Providers & Services (2.3%)
Aetna, Inc.	130,580	4,746,583
AMERIGROUP Corp.*	14,890	580,859
AmerisourceBergen Corp.	92,900	3,462,383
AMN Healthcare Services, Inc.*	780	3,128
Amsurg Corp.*	18,000	405,000
Brookdale Senior Living, Inc.*	32,400	406,296
Cardinal Health, Inc.	125,200	5,243,376
CardioNet, Inc.*	18,600	55,800
Catalyst Health Solutions, Inc.*	19,500	1,124,955
Centene Corp.*	17,200	493,124
Chemed Corp.	7,500	412,200
CIGNA Corp.	91,740	3,847,576
Community Health Systems, Inc.*	36,400	605,696
Corvel Corp.*	90	3,825
Coventry Health Care, Inc.*	61,100	1,760,291
Cross Country Healthcare, Inc.*	40	167
DaVita, Inc.*	34,800	2,180,916
Express Scripts, Inc.*	161,800	5,997,926
Hanger Orthopedic Group, Inc.*	210	3,967
HCA Holdings, Inc.*	44,900	905,184
Health Management Associates, Inc., Class A*	94,600	654,632
Health Net, Inc.*	32,340	766,781
HealthSouth Corp.*	39,300	586,749
Healthspring, Inc.*	26,220	955,981
Henry Schein, Inc.*	31,250	1,937,812
HMS Holdings Corp.*	28,800	702,432
Humana, Inc.	57,100	4,152,883
Kindred Healthcare, Inc.*	23,000	198,260
Laboratory Corp. of America Holdings*	33,950	2,683,748
Landauer, Inc.	7,900	391,366
LHC Group, Inc.*	12,800	218,368
LifePoint Hospitals, Inc.*	22,950	840,888
Lincare Holdings, Inc.	37,600	846,000
Magellan Health Services, Inc.*	16,900	816,270
McKesson Corp.	83,980	6,105,346
Medco Health Solutions, Inc.*	133,200	6,245,748
MEDNAX, Inc.*	19,720	1,235,261
Molina Healthcare, Inc.*	18,700	288,728
National Healthcare Corp.	9,200	297,160
Omnicare, Inc.	48,120	1,223,692
Owens & Minor, Inc.	26,850	764,688
Patterson Cos., Inc.	38,600	1,105,118
PharMerica Corp.*	22,370	319,220
PSS World Medical, Inc.*	20,000	393,800
Quest Diagnostics, Inc.	53,330	2,632,369
Select Medical Holdings Corp.*	51,600	344,172
Sun Healthcare Group, Inc.*	12,500	33,750
Tenet Healthcare Corp.*	183,100	756,203
UnitedHealth Group, Inc.	363,020	16,742,482
Universal Health Services, Inc., Class B	36,080	1,226,720
VCA Antech, Inc.*	36,850	588,863
WellCare Health Plans, Inc.*	14,900	565,902
WellPoint, Inc.	124,480	8,126,054

		96,986,698

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	1,161,389
athenahealth, Inc.*	11,900	708,645
Cerner Corp.*	47,100	3,227,292
Quality Systems, Inc.	6,700	649,900
SXC Health Solutions Corp.*	23,200	1,292,240

		7,039,466

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.*	120,730	3,772,813
Albany Molecular Research, Inc.*	720	2,030
Bio-Rad Laboratories, Inc., Class A*	8,500	771,545
Bruker Corp.*	27,900	377,487
Charles River Laboratories International, Inc.*	17,550	502,281
Covance, Inc.*	24,500	1,113,525
eResearchTechnology, Inc.*	270	1,204
Illumina, Inc.*	44,300	1,812,756
Life Technologies Corp.*	60,593	2,328,589
Mettler-Toledo International, Inc.*	13,300	1,861,468
PAREXEL International Corp.*	22,070	417,785
PerkinElmer, Inc.	51,200	983,552
Pharmaceutical Product Development, Inc.	39,900	1,023,834
QIAGEN N.V.*	79,200	1,095,336
Sequenom, Inc.*	23,800	121,142
Techne Corp.	16,550	1,125,566
Thermo Fisher Scientific, Inc.*	132,850	6,727,524
Waters Corp.*	35,100	2,649,699

		26,688,136

Pharmaceuticals (5.3%)
Abbott Laboratories, Inc.	517,850	26,482,849
Allergan, Inc.	101,570	8,367,337
Auxilium Pharmaceuticals, Inc.*	19,350	290,056
Bristol-Myers Squibb Co.	578,330	18,147,995
Eli Lilly and Co.	340,610	12,592,352
Endo Pharmaceuticals Holdings, Inc.*	42,600	1,192,374
Forest Laboratories, Inc.*	98,530	3,033,739
Hospira, Inc.*	58,150	2,151,550
Impax Laboratories, Inc.*	23,700	424,467
Johnson & Johnson	913,360	58,190,166
Medicines Co.*	26,000	386,880
Medicis Pharmaceutical Corp., Class A	20,780	758,054
Merck & Co., Inc.	1,028,390	33,638,637
Mylan, Inc.*	155,750	2,647,750
Nektar Therapeutics*	37,000	179,450
Par Pharmaceutical Cos., Inc.*	14,800	393,976
Perrigo Co.	27,500	2,670,525
Pfizer, Inc.	2,618,556	46,296,070
Questcor Pharmaceuticals, Inc.*	17,700	482,502
Salix Pharmaceuticals Ltd.*	21,500	636,400
ViroPharma, Inc.*	25,200	455,364
Warner Chilcott plc, Class A*	57,500	822,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	42,920	$2,929,290

		223,170,033

Total Health Care		509,841,007

Industrials (10.8%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.	14,400	784,944
American Science & Engineering, Inc.	6,000	366,300
BE Aerospace, Inc.*	33,160	1,097,928
Boeing Co.	250,300	15,145,653
Ceradyne, Inc.*	610	16,403
Curtiss-Wright Corp.	20,100	579,483
Esterline Technologies Corp.*	11,300	585,792
General Dynamics Corp.	112,570	6,404,107
Goodrich Corp.	41,890	5,055,285
HEICO Corp.	13,500	664,740
Hexcel Corp.*	43,500	963,960
Honeywell International, Inc.	263,600	11,574,676
Huntington Ingalls Industries, Inc.*	17,400	423,342
ITT Corp.	69,350	2,912,700
Kratos Defense & Security Solutions, Inc.*	493	3,313
L-3 Communications Holdings, Inc.	37,370	2,315,819
Lockheed Martin Corp.	100,660	7,311,942
Moog, Inc., Class A*	18,400	600,208
Northrop Grumman Corp.	92,350	4,816,976
Orbital Sciences Corp.*	25,500	326,400
Precision Castparts Corp.	50,170	7,799,428
Raytheon Co.	120,790	4,936,687
Rockwell Collins, Inc.	59,550	3,141,858
Spirit AeroSystems Holdings, Inc., Class A*	47,700	760,815
Taser International, Inc.*	1,760	7,586
Teledyne Technologies, Inc.*	13,700	669,382
Textron, Inc.	95,600	1,686,384
TransDigm Group, Inc.*	15,150	1,237,301
Triumph Group, Inc.	12,400	604,376
United Technologies Corp.	303,340	21,343,002

		104,136,790

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	9,800	326,242
C.H. Robinson Worldwide, Inc.	56,100	3,841,167
Expeditors International of Washington, Inc.	79,200	3,211,560
FedEx Corp.	107,050	7,245,144
Hub Group, Inc., Class A*	14,000	395,780
United Parcel Service, Inc., Class B	244,850	15,462,278
UTi Worldwide, Inc.	34,000	443,360

		30,925,531

Airlines (0.2%)
Alaska Air Group, Inc.*	13,500	759,915
Copa Holdings S.A., Class A	11,600	710,732
Delta Air Lines, Inc.*	298,650	2,239,875
Hawaiian Holdings, Inc.*	1,650	6,946
JetBlue Airways Corp.*	75,300	308,730
Republic Airways Holdings, Inc.*	1,790	5,066
SkyWest, Inc.	30,300	348,753
Southwest Airlines Co.	279,200	2,244,768
U.S. Airways Group, Inc.*	54,300	298,650
United Continental Holdings, Inc.*	112,240	2,175,211

		9,098,646

Building Products (0.1%)
A.O. Smith Corp.	13,650	437,209
AAON, Inc.	765	12,049
American Woodmark Corp.	190	2,301
Armstrong World Industries, Inc.	11,000	378,840
Insteel Industries, Inc.	1,300	13,091
Lennox International, Inc.	21,110	544,216
Masco Corp.	125,500	893,560
NCI Building Systems, Inc.*	56	423
Owens Corning, Inc.*	43,170	935,926
Quanex Building Products Corp.	1,600	17,520
USG Corp.*	34,200	230,166

		3,465,301

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	48,350	1,212,618
Brink’s Co.	17,300	403,263
Cenveo, Inc.*	1,730	5,207
Cintas Corp.	50,200	1,412,628
Clean Harbors, Inc.*	16,200	831,060
Copart, Inc.*	29,100	1,138,392
Corrections Corp. of America*	43,000	975,670
Courier Corp.	80	523
Covanta Holding Corp.	52,300	794,437
G&K Services, Inc., Class A	530	13,536
GEO Group, Inc.*	21,600	400,896
Herman Miller, Inc.	21,300	380,418
HNI Corp.	16,600	317,558
Iron Mountain, Inc.	63,950	2,022,099
KAR Auction Services, Inc.*	27,400	331,814
Pitney Bowes, Inc.	73,420	1,380,296
Quad/Graphics, Inc.	12,000	216,840
R.R. Donnelley & Sons Co.	71,330	1,007,180
Republic Services, Inc.	116,235	3,261,554
Schawk, Inc.	700	6,909
Steelcase, Inc., Class A	53,000	334,430
Stericycle, Inc.*	29,700	2,397,384
Sykes Enterprises, Inc.*	23,790	355,661
Tetra Tech, Inc.*	22,100	414,154
U.S. Ecology, Inc.	520	8,044
UniFirst Corp.	180	8,152
United Stationers, Inc.	15,200	414,200
Viad Corp.	930	15,792
Waste Connections, Inc.	49,050	1,658,871
Waste Management, Inc.	168,150	5,474,964

		27,194,550

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	720,936
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	38,200	1,093,666
EMCOR Group, Inc.*	25,100	510,283
Fluor Corp.	59,060	2,749,243
Insituform Technologies, Inc., Class A*	750	8,685
Jacobs Engineering Group, Inc.*	44,400	1,433,676
KBR, Inc.	60,700	1,434,341
Layne Christensen Co.*	440	10,164
Northwest Pipe Co.*	250	5,073
Orion Marine Group, Inc.*	30	173
Pike Electric Corp.*	1,190	8,056
Quanta Services, Inc.*	80,850	1,519,172
Shaw Group, Inc.*	31,880	693,071
URS Corp.*	26,600	788,956

		10,975,495

Electrical Equipment (0.7%)
Acuity Brands, Inc.	17,600	634,304
AMETEK, Inc.	56,450	1,861,157
Babcock & Wilcox Co.*	52,500	1,026,375
Belden, Inc.	17,100	441,009
Brady Corp., Class A	15,800	417,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cooper Industries plc	63,300	$2,919,396
Emerson Electric Co.	254,810	10,526,201
EnerSys*	19,900	398,398
FuelCell Energy, Inc.*	510	428
General Cable Corp.*	28,900	674,815
GrafTech International Ltd.*	43,800	556,260
Hubbell, Inc., Class B	24,400	1,208,776
II-VI, Inc.*	17,000	297,500
LSI Industries, Inc.	250	1,558
Polypore International, Inc.*	13,200	746,064
Powell Industries, Inc.*	290	8,981
Regal-Beloit Corp.	13,900	630,782
Rockwell Automation, Inc.	52,300	2,928,800
Roper Industries, Inc.	32,350	2,229,238
Thomas & Betts Corp.*	25,600	1,021,696
Vicor Corp.	280	2,450
Woodward, Inc.	23,030	631,022

		29,162,804

Industrial Conglomerates (2.1%)
3M Co.	239,230	17,174,322
Carlisle Cos., Inc.	23,000	733,240
Danaher Corp.	189,660	7,954,340
General Electric Co.	3,533,592	53,851,942
Seaboard Corp.	200	360,398
Standex International Corp.	380	11,830
Tyco International Ltd.	158,400	6,454,800

		86,540,872

Machinery (2.1%)
3D Systems Corp.*	20	280
Actuant Corp., Class A	23,500	464,125
AGCO Corp.*	35,200	1,216,864
Altra Holdings, Inc.*	710	8,215
American Railcar Industries, Inc.*	80	1,230
Cascade Corp.	270	9,015
Caterpillar, Inc.	218,110	16,105,242
Chart Industries, Inc.*	10,080	425,074
CLARCOR, Inc.	21,900	906,222
CNH Global N.V.*	10,500	275,520
Colfax Corp.*	630	12,764
Crane Co.	18,600	663,834
Cummins, Inc.	66,060	5,394,460
Deere & Co.	142,240	9,184,437
Donaldson Co., Inc.	29,100	1,594,680
Dover Corp.	62,990	2,935,334
Eaton Corp.	116,700	4,142,850
Flowserve Corp.	20,180	1,493,320
Force Protection, Inc.*	400	1,540
Gardner Denver, Inc.	17,300	1,099,415
Graco, Inc.	25,160	858,962
Graham Corp.	210	3,494
Harsco Corp.	30,400	589,456
IDEX Corp.	30,740	957,858
Illinois Tool Works, Inc.	157,010	6,531,616
Ingersoll-Rand plc	110,800	3,112,372
Joy Global, Inc.	38,180	2,381,668
Kadant, Inc.*	470	8,347
Kaydon Corp.	13,700	392,916
Kennametal, Inc.	35,190	1,152,121
L.B. Foster Co., Class A	400	8,892
Lincoln Electric Holdings, Inc.	38,460	1,115,725
Meritor, Inc.*	35,600	251,336
Met-Pro Corp.	100	858
Middleby Corp.*	6,000	422,760
Mueller Industries, Inc.	13,600	524,824
Mueller Water Products, Inc., Class A	3,270	8,110
NACCO Industries, Inc., Class A	300	19,020
Navistar International Corp.*	26,900	864,028
Nordson Corp.	29,260	1,162,792
Oshkosh Corp.*	33,900	533,586
PACCAR, Inc.	127,030	4,296,155
Pall Corp.	42,000	1,780,800
Parker Hannifin Corp.	55,010	3,472,781
Pentair, Inc.	37,300	1,193,973
Robbins & Myers, Inc.	14,443	501,317
Sauer-Danfoss, Inc.*	11,200	323,680
Snap-on, Inc.	25,100	1,114,440
SPX Corp.	18,900	856,359
Stanley Black & Decker, Inc.	60,135	2,952,629
Sun Hydraulics Corp.	825	16,813
Tecumseh Products Co., Class A*	680	4,957
Terex Corp.*	48,030	492,788
Timken Co.	36,640	1,202,525
Toro Co.	14,920	735,108
Trinity Industries, Inc.	36,070	772,259
Twin Disc, Inc.	40	1,067
Valmont Industries, Inc.	7,700	600,138
WABCO Holdings, Inc.*	22,370	846,928
Wabtec Corp.	21,200	1,120,844

		89,120,723

Marine (0.1%)
Alexander & Baldwin, Inc.	18,080	660,462
Eagle Bulk Shipping, Inc.*	41,100	64,527
Kirby Corp.*	24,350	1,281,784

		2,006,773

Professional Services (0.3%)
Acacia Research Corp. - Acacia Technologies*	14,500	521,855
Advisory Board Co.*	140	9,034
CBIZ, Inc.*	52,020	342,812
Corporate Executive Board Co.	11,800	351,640
CoStar Group, Inc.*	8,600	446,942
Dun & Bradstreet Corp.	18,500	1,133,310
Equifax, Inc.	41,720	1,282,473
Exponent, Inc.*	470	19,425
FTI Consulting, Inc.*	21,500	791,415
Hill International, Inc.*	850	3,978
IHS, Inc., Class A*	20,200	1,511,162
Kforce, Inc.*	780	7,652
Manpower, Inc.	34,980	1,176,027
Nielsen Holdings N.V.*	28,600	745,888
On Assignment, Inc.*	770	5,444
Resources Connection, Inc.	27,650	270,417
Robert Half International, Inc.	62,260	1,321,157
School Specialty, Inc.*	500	3,565
Towers Watson & Co., Class A	17,900	1,070,062
Verisk Analytics, Inc., Class A*	39,100	1,359,507

		12,373,765

Road & Rail (0.9%)
Amerco, Inc.*	5,100	318,495
Arkansas Best Corp.	16,890	272,774
Avis Budget Group, Inc.*	37,290	360,594
Con-way, Inc.	19,100	422,683
CSX Corp.	385,050	7,188,884
Dollar Thrifty Automotive Group, Inc.*	10,800	608,040
Genesee & Wyoming, Inc., Class A*	14,700	683,844
Heartland Express, Inc.	29,400	398,664
Hertz Global Holdings, Inc.*	73,200	651,480
J.B. Hunt Transport Services, Inc.	35,950	1,298,514
Kansas City Southern*	37,850	1,890,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Knight Transportation, Inc.	28,700	$381,997
Landstar System, Inc.	23,650	935,594
Norfolk Southern Corp.	119,770	7,308,365
Old Dominion Freight Line, Inc.*	14,500	420,065
Ryder System, Inc.	24,900	933,999
Swift Transportation Co.*	36,800	236,992
Union Pacific Corp.	166,260	13,578,454

		37,890,424

Trading Companies & Distributors (0.2%)
Air Lease Corp.*	19,100	366,720
Applied Industrial Technologies, Inc.	15,500	420,980
DXP Enterprises, Inc.*	230	4,331
Fastenal Co.	92,800	3,088,384
GATX Corp.	21,500	666,285
H&E Equipment Services, Inc.*	750	6,187
Houston Wire & Cable Co.	910	10,456
Interline Brands, Inc.*	180	2,317
MSC Industrial Direct Co., Class A	16,500	931,590
Textainer Group Holdings Ltd.	17,180	348,410
United Rentals, Inc.*	21,600	363,744
W.W. Grainger, Inc.	19,350	2,893,599
Watsco, Inc.	12,210	623,931
WESCO International, Inc.*	15,220	510,631

		10,237,565

Total Industrials		453,129,239

Information Technology (18.7%)
Communications Equipment (1.9%)
Acme Packet, Inc.*	16,510	703,161
ADTRAN, Inc.	23,500	621,810
Arris Group, Inc.*	41,000	422,300
Aruba Networks, Inc.*	27,400	572,934
BigBand Networks, Inc.*	820	1,050
Black Box Corp.	16,060	342,881
Blue Coat Systems, Inc.*	400	5,552
Brocade Communications Systems, Inc.*	144,160	622,771
Cisco Systems, Inc.	1,832,570	28,386,509
EchoStar Corp., Class A*	15,500	350,455
Emulex Corp.*	55,090	352,576
Extreme Networks, Inc.*	423	1,121
F5 Networks, Inc.*	29,000	2,060,450
Finisar Corp.*	28,100	492,874
Harmonic, Inc.*	77,400	329,724
Harris Corp.	49,040	1,675,697
Infinera Corp.*	56,500	436,180
InterDigital, Inc.	20,100	936,258
Ixia*	1,220	9,357
JDS Uniphase Corp.*	76,350	761,210
Juniper Networks, Inc.*	186,200	3,213,812
Loral Space & Communications, Inc.*	7,600	380,760
Motorola Mobility Holdings, Inc.*	88,431	3,340,923
Motorola Solutions, Inc.	102,021	4,274,680
NETGEAR, Inc.*	12,100	313,269
Oplink Communications, Inc.*	210	3,179
Plantronics, Inc.	17,400	495,030
Polycom, Inc.*	58,600	1,076,482
Powerwave Technologies, Inc.*	2,150	3,698
QUALCOMM, Inc.	554,780	26,978,951
Riverbed Technology, Inc.*	47,200	942,112
Symmetricom, Inc.*	340	1,476
Tellabs, Inc.	155,160	665,636
ViaSat, Inc.*	12,200	406,382

		81,181,260

Computers & Peripherals (4.0%)
Apple, Inc.*	306,450	116,812,611
Avid Technology, Inc.*	29,200	226,008
Dell, Inc.*	555,644	7,862,363
Diebold, Inc.	27,650	760,651
EMC Corp.*	689,490	14,472,395
Hewlett-Packard Co.	656,732	14,743,633
Imation Corp.*	1,210	8,845
Intermec, Inc.*	33,700	219,724
Lexmark International, Inc., Class A*	29,690	802,521
NCR Corp.*	60,600	1,023,534
NetApp, Inc.*	130,250	4,420,685
QLogic Corp.*	56,900	721,492
SanDisk Corp.*	86,990	3,510,047
Silicon Graphics International Corp.*	210	2,503
Western Digital Corp.*	86,670	2,229,152

		167,816,164

Electronic Equipment, Instruments & Components (0.6%)
Agilysys, Inc.*	120	856
Amphenol Corp., Class A	65,620	2,675,327
Anixter International, Inc.	13,400	635,696
Arrow Electronics, Inc.*	45,900	1,275,102
Avnet, Inc.*	64,920	1,693,114
Cognex Corp.	14,900	403,939
Corning, Inc.	532,190	6,577,868
CTS Corp.	1,260	10,244
Daktronics, Inc.	480	4,118
Dolby Laboratories, Inc., Class A*	20,200	554,288
Electro Scientific Industries, Inc.*	620	7,372
FEI Co.*	13,100	392,476
FLIR Systems, Inc.	59,200	1,482,960
Ingram Micro, Inc., Class A*	72,800	1,174,264
IPG Photonics Corp.*	9,100	395,304
Itron, Inc.*	15,310	451,645
Jabil Circuit, Inc.	68,100	1,211,499
Littelfuse, Inc.	700	28,147
Molex, Inc.	50,300	1,024,611
MTS Systems Corp.	13,200	404,448
National Instruments Corp.	35,700	816,102
Newport Corp.*	1,260	13,621
OSI Systems, Inc.*	330	11,062
Park Electrochemical Corp.	370	7,907
Pulse Electronics Corp.	960	2,745
Tech Data Corp.*	19,500	842,985
Trimble Navigation Ltd.*	45,900	1,539,945
Universal Display Corp.*	10,500	503,370
Vishay Intertechnology, Inc.*	62,600	523,336

		24,664,351

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	63,800	1,268,344
Ancestry.com, Inc.*	13,800	324,300
AOL, Inc.*	47,456	569,472
comScore, Inc.*	70	1,181
Digital River, Inc.*	16,500	342,045
EarthLink, Inc.	65,000	424,450
eBay, Inc.*	390,670	11,520,858
Equinix, Inc.*	16,300	1,447,929
Google, Inc., Class A*	83,425	42,912,152
IAC/InterActiveCorp*	24,850	982,818
j2 Global Communications, Inc.	25,600	688,640
LoopNet, Inc.*	950	16,273
Marchex, Inc., Class B	840	7,140
ModusLink Global Solutions, Inc.	210	733
Monster Worldwide, Inc.*	47,700	342,486
NIC, Inc.	60	687
OpenTable, Inc.*	5,500	253,055
Perficient, Inc.*	320	2,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rackspace Hosting, Inc.*	36,700	$1,252,938
RealNetworks, Inc.	25,952	218,775
Stamps.com, Inc.	770	15,739
United Online, Inc.	58,100	303,863
VeriSign, Inc.	68,950	1,972,660
VistaPrint N.V.*	16,500	445,995
Vocus, Inc.*	400	6,704
WebMD Health Corp.*	20,200	609,030
Yahoo!, Inc.*	432,950	5,697,622

		71,628,231

IT Services (3.8%)
Accenture plc, Class A	218,900	11,531,652
Alliance Data Systems Corp.*	21,100	1,955,970
Amdocs Ltd.*	69,110	1,874,263
Automatic Data Processing, Inc.	169,450	7,989,568
Booz Allen Hamilton Holding Corp.*	28,100	417,847
Broadridge Financial Solutions, Inc.	61,110	1,230,755
CACI International, Inc., Class A*	12,200	609,268
Cognizant Technology Solutions Corp., Class A*	105,950	6,643,065
Computer Sciences Corp.	56,240	1,510,044
Convergys Corp.*	37,300	349,874
CoreLogic, Inc.*	39,300	419,331
CSG Systems International, Inc.*	27,540	348,106
DST Systems, Inc.	19,880	871,340
ExlService Holdings, Inc.*	390	8,580
Fidelity National Information Services, Inc.	97,425	2,369,376
Fiserv, Inc.*	49,450	2,510,577
FleetCor Technologies, Inc.*	16,000	420,160
Gartner, Inc.*	26,600	927,542
Genpact Ltd.*	30,000	431,700
Global Cash Access Holdings, Inc.*	1,320	3,379
Global Payments, Inc.	30,900	1,248,051
Hackett Group, Inc.*	80	298
iGATE Corp.	880	10,155
International Business Machines Corp.	403,569	70,636,682
Jack Henry & Associates, Inc.	30,730	890,555
Lender Processing Services, Inc.	35,800	490,102
ManTech International Corp., Class A	11,200	351,456
Mastercard, Inc., Class A	36,400	11,544,624
MAXIMUS, Inc.	12,400	432,760
NeuStar, Inc., Class A*	32,590	819,313
Paychex, Inc.	122,010	3,217,404
SAIC, Inc.*	116,950	1,381,180
Sapient Corp.	44,100	447,174
Syntel, Inc.	9,400	405,986
TeleTech Holdings, Inc.*	23,050	351,282
Teradata Corp.*	63,060	3,375,602
Total System Services, Inc.	62,200	1,053,046
Unisys Corp.*	15,096	236,856
VeriFone Systems, Inc.*	29,900	1,047,098
Visa, Inc., Class A	177,250	15,193,870
Western Union Co.	220,460	3,370,833
Wright Express Corp.*	14,500	551,580

		159,478,304

Office Electronics (0.1%)
Xerox Corp.	471,731	3,287,965
Zebra Technologies Corp., Class A*	27,700	857,038

		4,145,003

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Analogic Technologies, Inc.*	70	303
Advanced Micro Devices, Inc.*	232,600	1,181,608
Altera Corp.	111,350	3,510,866
Analog Devices, Inc.	111,770	3,492,812
Applied Materials, Inc.	473,520	4,900,932
Atmel Corp.*	163,000	1,315,410
ATMI, Inc.*	880	13,922
Avago Technologies Ltd.	64,900	2,126,773
Broadcom Corp., Class A*	188,870	6,287,482
Cavium, Inc.*	16,300	440,263
Cirrus Logic, Inc.*	24,500	361,130
Cree, Inc.*	38,900	1,010,622
Cymer, Inc.*	10,700	397,826
Cypress Semiconductor Corp.*	60,100	899,697
Diodes, Inc.*	480	8,602
DSP Group, Inc.*	640	3,776
Entegris, Inc.*	4,540	28,965
Exar Corp.*	1,400	7,994
Fairchild Semiconductor International, Inc.*	45,500	491,400
First Solar, Inc.*	21,350	1,349,533
Freescale Semiconductor Holdings I Ltd.*	33,100	365,093
GT Advanced Technologies, Inc.*	42,700	299,754
Hittite Microwave Corp.*	14,400	701,280
Intel Corp.	1,766,610	37,681,791
International Rectifier Corp.*	33,800	629,356
Intersil Corp., Class A	46,800	481,572
IXYS Corp.*	700	7,616
KLA-Tencor Corp.	62,280	2,384,078
Kulicke & Soffa Industries, Inc.*	610	4,551
Lam Research Corp.*	44,600	1,693,908
Linear Technology Corp.	78,450	2,169,142
LSI Corp.*	247,100	1,279,978
Marvell Technology Group Ltd.*	176,630	2,566,434
Maxim Integrated Products, Inc.	109,550	2,555,802
MEMC Electronic Materials, Inc.*	100,270	525,415
Microchip Technology, Inc.	66,400	2,065,704
Micron Technology, Inc.*	323,450	1,630,188
Microsemi Corp.*	31,400	501,772
Monolithic Power Systems, Inc.*	31,420	319,856
Netlogic Microsystems, Inc.*	23,700	1,140,207
Novellus Systems, Inc.*	36,300	989,538
NVIDIA Corp.*	216,360	2,704,500
OmniVision Technologies, Inc.*	19,350	271,674
ON Semiconductor Corp.*	162,500	1,165,125
Pericom Semiconductor Corp.*	1,210	8,966
PMC-Sierra, Inc.*	77,400	462,852
RF Micro Devices, Inc.*	99,570	631,274
Rudolph Technologies, Inc.*	10	67
Semtech Corp.*	22,600	476,860
Silicon Image, Inc.*	5,630	33,048
Silicon Laboratories, Inc.*	21,840	731,858
Skyworks Solutions, Inc.*	72,500	1,300,650
Standard Microsystems Corp.*	30	582
SunPower Corp., Class A*	36,850	298,117
Supertex, Inc.*	430	7,439
Teradyne, Inc.*	91,610	1,008,626
Tessera Technologies, Inc.*	22,000	262,680
Texas Instruments, Inc.	393,690	10,491,839
TriQuint Semiconductor, Inc.*	56,900	285,638
Varian Semiconductor Equipment Associates, Inc.*	28,200	1,724,430
Veeco Instruments, Inc.*	15,300	373,320
Volterra Semiconductor Corp.*	80	1,538
Xilinx, Inc.	89,500	2,455,880

		112,519,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Software (3.9%)
Accelrys, Inc.*	366	$2,218
Activision Blizzard, Inc.	143,500	1,707,650
Adobe Systems, Inc.*	183,320	4,430,844
Advent Software, Inc.*	18,840	392,814
ANSYS, Inc.*	34,700	1,701,688
Ariba, Inc.*	45,100	1,249,721
Aspen Technology, Inc.*	32,500	496,275
Autodesk, Inc.*	83,650	2,323,797
Blackboard, Inc.*	15,200	678,832
BMC Software, Inc.*	68,600	2,645,216
Bottomline Technologies, Inc.*	220	4,431
CA, Inc.	147,050	2,854,240
Cadence Design Systems, Inc.*	112,030	1,035,157
Citrix Systems, Inc.*	69,150	3,770,750
CommVault Systems, Inc.*	15,300	567,018
Compuware Corp.*	85,050	651,483
Concur Technologies, Inc.*	20,300	755,566
Electronic Arts, Inc.*	111,900	2,288,355
EPIQ Systems, Inc.	30,400	380,912
FactSet Research Systems, Inc.	17,100	1,521,387
Fortinet, Inc.*	40,400	678,720
Informatica Corp.*	37,700	1,543,815
Intuit, Inc.*	106,050	5,031,012
Kenexa Corp.*	870	13,607
Manhattan Associates, Inc.*	790	26,133
Mentor Graphics Corp.*	37,800	363,636
MICROS Systems, Inc.*	30,400	1,334,864
Microsoft Corp.	2,472,550	61,541,770
MicroStrategy, Inc., Class A*	3,700	422,059
NetSuite, Inc.*	13,800	372,738
Nuance Communications, Inc.*	84,490	1,720,216
Oracle Corp.	1,279,790	36,781,165
Parametric Technology Corp.*	51,050	785,149
Pegasystems, Inc.	12,700	388,747
QLIK Technologies, Inc.*	23,900	517,674
Quest Software, Inc.*	23,100	366,828
RealPage, Inc.*	20,200	413,090
Red Hat, Inc.*	71,300	3,013,138
Rovi Corp.*	41,550	1,785,819
Salesforce.com, Inc.*	45,400	5,188,312
SeaChange International, Inc.*	800	6,160
SolarWinds, Inc.*	19,400	427,188
Solera Holdings, Inc.	21,110	1,066,055
SS&C Technologies Holdings, Inc.*	26,200	374,398
SuccessFactors, Inc.*	23,800	547,162
Symantec Corp.*	259,990	4,237,837
Synchronoss Technologies, Inc.*	910	22,668
Synopsys, Inc.*	61,920	1,508,371
Take-Two Interactive Software, Inc.*	200	2,544
Taleo Corp., Class A*	14,400	370,368
TIBCO Software, Inc.*	60,140	1,346,535
Verint Systems, Inc.*	14,400	378,576
VirnetX Holding Corp.*	13,700	205,363
VMware, Inc., Class A*	27,800	2,234,564

		164,474,635

Total Information Technology		785,907,862

Materials (3.9%)
Chemicals (2.3%)
A. Schulman, Inc.	470	7,985
Air Products and Chemicals, Inc.	74,280	5,672,763
Airgas, Inc.	31,000	1,978,420
Albemarle Corp.	36,800	1,486,720
Ashland, Inc.	31,964	1,410,891
Cabot Corp.	29,200	723,576
Celanese Corp.	52,600	1,711,078
CF Industries Holdings, Inc.	25,102	3,097,336
Cytec Industries, Inc.	18,500	650,090
Dow Chemical Co.	404,880	9,093,605
E.I. du Pont de Nemours & Co.	311,240	12,440,263
Eastman Chemical Co.	26,660	1,827,010
Ecolab, Inc.	78,612	3,843,341
Ferro Corp.*	600	3,690
FMC Corp.	26,950	1,863,862
Huntsman Corp.	61,000	589,870
Innophos Holdings, Inc.	510	20,334
International Flavors & Fragrances, Inc.	27,100	1,523,562
Intrepid Potash, Inc.*	17,700	440,199
Kronos Worldwide, Inc.	1,600	25,728
LSB Industries, Inc.*	580	16,628
LyondellBasell Industries N.V., Class A	106,200	2,594,466
Minerals Technologies, Inc.	600	29,562
Monsanto Co.	181,700	10,909,268
Mosaic Co.	93,430	4,575,267
Nalco Holding Co.	49,000	1,714,020
NewMarket Corp.	3,300	501,171
Olin Corp.	29,800	536,698
PolyOne Corp.	31,700	339,507
PPG Industries, Inc.	53,600	3,787,376
Praxair, Inc.	102,800	9,609,744
Quaker Chemical Corp.	480	12,441
Rockwood Holdings, Inc.*	19,730	664,704
RPM International, Inc.	49,050	917,235
Scotts Miracle-Gro Co., Class A	19,400	865,240
Sensient Technologies Corp.	20,600	670,530
Sherwin-Williams Co.	34,800	2,586,336
Sigma-Aldrich Corp.	45,900	2,836,161
Solutia, Inc.*	45,900	589,815
Spartech Corp.*	1,320	4,224
Valspar Corp.	44,500	1,388,845
W.R. Grace & Co.*	27,500	915,750
Westlake Chemical Corp.	10,000	342,800

		94,818,111

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	17,700	1,118,994
Texas Industries, Inc.	100	3,174
Vulcan Materials Co.	48,700	1,342,172

		2,464,340

Containers & Packaging (0.3%)
AptarGroup, Inc.	29,600	1,322,232
Ball Corp.	56,000	1,737,120
Bemis Co., Inc.	42,300	1,239,813
Crown Holdings, Inc.*	57,350	1,755,483
Graphic Packaging Holding Co.*	98,700	340,515
Greif, Inc., Class A	14,800	634,772
Myers Industries, Inc.	1,070	10,861
Owens-Illinois, Inc.*	61,850	935,172
Packaging Corp. of America	48,600	1,132,380
Rock-Tenn Co., Class A	23,500	1,143,980
Sealed Air Corp.	69,960	1,168,332
Silgan Holdings, Inc.	20,400	749,496
Sonoco Products Co.	44,160	1,246,637
Temple-Inland, Inc.	40,700	1,276,759

		14,693,552

Metals & Mining (1.1%)
AK Steel Holding Corp.	41,600	272,064
Alcoa, Inc.	379,950	3,636,121
Allegheny Technologies, Inc.	35,260	1,304,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Allied Nevada Gold Corp.*	29,600	$1,059,976
Carpenter Technology Corp.	14,900	668,861
Century Aluminum Co.*	33,800	302,172
Cliffs Natural Resources, Inc.	48,640	2,488,909
Coeur d’Alene Mines Corp.*	33,300	713,952
Commercial Metals Co.	49,390	469,699
Compass Minerals International, Inc.	12,400	828,072
Freeport-McMoRan Copper & Gold, Inc.	319,000	9,713,550
Globe Specialty Metals, Inc.	24,300	352,836
Golden Star Resources Ltd.*	95,200	177,072
Hecla Mining Co.*	91,500	490,440
Molycorp, Inc.*	19,000	624,530
Newmont Mining Corp.	162,100	10,196,090
Nucor Corp.	106,420	3,367,129
Olympic Steel, Inc.	720	12,197
Reliance Steel & Aluminum Co.	28,100	955,681
Royal Gold, Inc.	18,000	1,153,080
Schnitzer Steel Industries, Inc., Class A	7,800	287,040
Southern Copper Corp.	63,960	1,598,360
Steel Dynamics, Inc.	71,300	707,296
Stillwater Mining Co.*	34,900	296,650
Thompson Creek Metals Co., Inc.*	52,900	321,103
Titanium Metals Corp.	30,000	449,400
United States Steel Corp.	51,590	1,135,496
Universal Stainless & Alloy Products, Inc.*	40	1,017
Walter Energy, Inc.	22,000	1,320,220
Worthington Industries, Inc.	22,800	318,516

		45,221,796

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	10,650	361,887
Domtar Corp.	14,540	991,192
International Paper Co.	147,650	3,432,863
Louisiana-Pacific Corp.*	3,030	15,453
MeadWestvaco Corp.	60,600	1,488,336
Neenah Paper, Inc.	160	2,269
P.H. Glatfelter Co.	1,440	19,022

		6,311,022

Total Materials		163,508,821

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.5%)
AboveNet, Inc.	8,200	439,520
AT&T, Inc.	1,973,154	56,274,352
CenturyLink, Inc.	206,979	6,855,144
Frontier Communications Corp.	374,990	2,291,189
Level 3 Communications, Inc.*	626,200	933,038
tw telecom, Inc.*	57,400	948,248
Verizon Communications, Inc.	940,140	34,597,152
Windstream Corp.	174,271	2,032,000

		104,370,643

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	132,900	7,150,020
Clearwire Corp., Class A*	125,300	291,949
Crown Castle International Corp.*	97,750	3,975,492
Leap Wireless International, Inc.*	31,900	220,110
MetroPCS Communications, Inc.*	108,050	941,116
NII Holdings, Inc.*	61,300	1,652,035
SBA Communications Corp., Class A*	48,700	1,679,176
Sprint Nextel Corp.*	1,013,325	3,080,508
Telephone & Data Systems, Inc.	31,910	678,088
U.S. Cellular Corp.*	10,500	416,325

		20,084,819

Total Telecommunication Services		124,455,462

Utilities (4.0%)
Electric Utilities (2.0%)
American Electric Power Co., Inc.	166,970	6,348,199
Cleco Corp.	25,900	884,226
DPL, Inc.	45,000	1,356,300
Duke Energy Corp.	441,700	8,829,583
Edison International	109,160	4,175,370
Entergy Corp.	56,900	3,771,901
Exelon Corp.	225,140	9,593,215
FirstEnergy Corp.	144,604	6,494,166
Great Plains Energy, Inc.	51,600	995,880
Hawaiian Electric Industries, Inc.	34,200	830,376
IDACORP, Inc.	20,050	757,489
ITC Holdings Corp.	14,700	1,138,221
NextEra Energy, Inc.	138,450	7,479,069
Northeast Utilities	61,550	2,071,158
NV Energy, Inc.	67,400	991,454
Pepco Holdings, Inc.	87,450	1,654,554
Pinnacle West Capital Corp.	32,500	1,395,550
Portland General Electric Co.	28,500	675,165
PPL Corp.	200,050	5,709,427
Progress Energy, Inc.	101,320	5,240,270
Southern Co.	285,550	12,098,754
UIL Holdings Corp.	18,500	609,205
UniSource Energy Corp.	12,200	440,298
Westar Energy, Inc.	43,900	1,159,838

		84,699,668

Gas Utilities (0.3%)
AGL Resources, Inc.	32,350	1,317,939
Atmos Energy Corp.	25,200	817,740
National Fuel Gas Co.	28,900	1,406,852
New Jersey Resources Corp.	18,100	770,517
Nicor, Inc.	17,100	940,671
Oneok, Inc.	36,800	2,430,272
Piedmont Natural Gas Co., Inc.	30,900	892,701
Questar Corp.	66,200	1,172,402
South Jersey Industries, Inc.	12,100	601,975
Southwest Gas Corp.	17,200	622,124
UGI Corp.	45,950	1,207,107
WGL Holdings, Inc.	19,100	746,237

		12,926,537

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	236,295	2,306,239
Calpine Corp.*	116,500	1,640,320
Constellation Energy Group, Inc.	59,050	2,247,443
GenOn Energy, Inc.*	272,790	758,356
NRG Energy, Inc.*	81,650	1,731,797

		8,684,155

Multi-Utilities (1.4%)
Alliant Energy Corp.	43,600	1,686,448
Ameren Corp.	88,700	2,640,599
Avista Corp.	19,200	457,920
CenterPoint Energy, Inc.	134,050	2,630,061
CMS Energy Corp.	86,900	1,719,751
Consolidated Edison, Inc.	95,900	5,468,218
Dominion Resources, Inc.	192,850	9,790,994
DTE Energy Co.	52,800	2,588,256
Integrys Energy Group, Inc.	30,100	1,463,462
MDU Resources Group, Inc.	55,850	1,071,761
NiSource, Inc.	92,700	1,981,926
NSTAR	31,600	1,415,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
OGE Energy Corp.	36,800	$1,758,672
PG&E Corp.	138,420	5,856,550
Public Service Enterprise Group, Inc.	175,400	5,853,098
SCANA Corp.	38,550	1,559,348
Sempra Energy	83,690	4,310,035
TECO Energy, Inc.	80,850	1,384,961
Vectren Corp.	30,700	831,356
Wisconsin Energy Corp.	85,300	2,669,037
Xcel Energy, Inc.	165,080	4,075,825

		61,214,274

Water Utilities (0.1%)
American Water Works Co., Inc.	65,800	1,985,844
Aqua America, Inc.	53,850	1,161,544

		3,147,388

Total Utilities		170,672,022

Total Investments (99.5%) (Cost $3,805,008,369)		4,188,975,567
Other Assets Less Liabilities (0.5%)		22,830,891

Net Assets (100%)		$4,211,806,458

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 22,224,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	23	December-11	$1,587,248	$1,475,450	$(111,798)
S&P 500 E-Mini Index	189	December-11	11,161,231	10,640,700	(520,531)

					$(632,329)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$487,745,981	$–	$–	$487,745,981
Consumer Staples	427,364,365	–	–	427,364,365
Energy	447,473,431	–	–	447,473,431
Financials	618,877,377	–	–	618,877,377
Health Care	509,841,007	–	–	509,841,007
Industrials	453,129,239	–	–	453,129,239
Information Technology	785,907,862	–	–	785,907,862
Materials	163,508,821	–	–	163,508,821
Telecommunication Services	124,455,462	–	–	124,455,462
Utilities	170,672,022	–	–	170,672,022

Total Assets	$4,188,975,567	$–	$–	$4,188,975,567

Liabilities:
Futures	$(632,329)	$–	$–	$(632,329)

Total Liabilities	$(632,329)	$–	$–	$(632,329)

Total	$4,188,343,238	$–	$–	$4,188,343,238

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$172,772,134
Net Proceeds of Sales and Redemptions:
Stocks	$567,666,778

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$989,327,955
Aggregate gross unrealized depreciation	(668,943,449)

Net unrealized appreciation	$320,384,506

Federal income tax cost of investments	$3,868,591,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (30.2%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	$1,000,000	$1,007,820
5.000%, 3/30/20	819,000	903,586
4.250%, 3/1/21	680,000	713,431

		2,624,837
Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,786,000	1,960,876

Hotels, Restaurants & Leisure (0.1%)
Hyatt Hotels Corp.
3.875%, 8/15/16	250,000	249,188
5.375%, 8/15/21	250,000	256,541
International Game Technology
7.500%, 6/15/19	202,000	241,055
Marriott International, Inc.
5.625%, 2/15/13	1,483,000	1,541,464
McDonald’s Corp.
4.300%, 3/1/13	458,000	481,207
5.800%, 10/15/17	1,000,000	1,204,812
5.350%, 3/1/18	743,000	886,121
5.000%, 2/1/19	750,000	876,684
3.500%, 7/15/20	38,000	40,674
3.625%, 5/20/21	400,000	435,488
Starbucks Corp.
6.250%, 8/15/17	500,000	597,161
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,073,196
3.875%, 11/1/20	1,000,000	1,011,205

		8,894,796

Household Durables (0.1%)
Black & Decker Corp.
4.750%, 11/1/14	1,000,000	1,091,915
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,037,000	1,055,913
Tupperware Brands Corp.
4.750%, 6/1/21§	400,000	400,652
Whirlpool Corp.
5.500%, 3/1/13	708,000	740,106
8.600%, 5/1/14	194,000	221,274
4.850%, 6/15/21	300,000	301,406

		3,811,266

Internet & Catalog Retail (0.0%)
Expedia, Inc.
7.456%, 8/15/18	500,000	554,378
5.950%, 8/15/20	1,100,000	1,105,315

		1,659,693

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.125%, 5/15/14	1,000,000	1,095,888

Media (1.2%)
CBS Corp.
4.625%, 5/15/18	45,000	48,161
8.875%, 5/15/19	250,000	319,290
5.750%, 4/15/20	1,000,000	1,100,491
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,263,000	1,387,671
Comcast Corp.
5.300%, 1/15/14	2,346,000	2,543,296
6.500%, 1/15/15	300,000	341,916
5.900%, 3/15/16	2,262,000	2,587,873
6.500%, 1/15/17	416,000	488,599
5.700%, 5/15/18	800,000	924,583
5.700%, 7/1/19	1,189,000	1,386,135
5.150%, 3/1/20	3,000,000	3,386,091
COX Communications, Inc.
7.125%, 10/1/12	208,000	220,332
4.625%, 6/1/13	800,000	841,199
5.450%, 12/15/14	684,000	757,369
5.500%, 10/1/15	1,000,000	1,115,312
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,353,165
3.550%, 3/15/15	2,522,000	2,630,227
7.625%, 5/15/16	1,112,000	1,195,400
5.875%, 10/1/19	500,000	562,548
5.200%, 3/15/20	604,000	650,648
4.600%, 2/15/21	1,500,000	1,540,360
5.000%, 3/1/21	1,500,000	1,586,655
Discovery Communications LLC
3.700%, 6/1/15	300,000	315,738
5.050%, 6/1/20	2,000,000	2,186,234
Grupo Televisa S.A.
6.000%, 5/15/18	600,000	654,000
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	540,706
NBCUniversal Media LLC
3.650%, 4/30/15	2,000,000	2,104,160
5.150%, 4/30/20	1,845,000	2,023,192
4.375%, 4/1/21	2,000,000	2,054,272
News America, Inc.
5.300%, 12/15/14	69,000	75,075
8.000%, 10/17/16	2,000,000	2,391,820
6.900%, 3/1/19	596,000	696,324
5.650%, 8/15/20	500,000	554,013
4.500%, 2/15/21	500,000	502,329
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	542,548
4.450%, 8/15/20	1,218,000	1,228,783
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,541,000	1,967,079
Thomson Reuters Corp.
5.950%, 7/15/13	1,000,000	1,080,438
5.700%, 10/1/14	870,000	957,404
6.500%, 7/15/18	708,000	839,915
4.700%, 10/15/19	369,000	400,345
Time Warner Cable, Inc.
6.200%, 7/1/13	2,608,000	2,817,352
7.500%, 4/1/14	914,000	1,033,836
3.500%, 2/1/15	173,000	179,892
5.850%, 5/1/17	1,306,000	1,451,178
6.750%, 7/1/18	3,000,000	3,490,968
8.750%, 2/14/19	1,000,000	1,279,673
8.250%, 4/1/19	1,096,000	1,372,439
5.000%, 2/1/20	861,000	914,625
4.000%, 9/1/21	500,000	488,959
Time Warner, Inc.
3.150%, 7/15/15	1,000,000	1,034,310
5.875%, 11/15/16	1,280,000	1,446,784
4.875%, 3/15/20	2,200,000	2,340,318
4.700%, 1/15/21	1,500,000	1,567,845
Turner Broadcasting System, Inc.
8.375%, 7/1/13	804,000	893,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Viacom, Inc.
4.375%, 9/15/14	$573,000	$612,263
6.250%, 4/30/16	1,205,000	1,387,818
5.625%, 9/15/19	1,391,000	1,568,928
Walt Disney Co.
4.500%, 12/15/13	2,846,000	3,074,320
6.000%, 7/17/17	346,000	414,982
5.500%, 3/15/19	500,000	594,653
Washington Post Co.
7.250%, 2/1/19	500,000	608,322
WPP Finance UK Corp.
5.875%, 6/15/14	694,000	750,146
8.000%, 9/15/14	321,000	363,302

		77,768,171

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	200,000	195,933
Kohl’s Corp.
6.250%, 12/15/17	648,000	768,706
Macy’s Retail Holdings, Inc.
5.875%, 1/15/13	465,000	484,871
5.750%, 7/15/14	799,000	853,401
5.900%, 12/1/16	1,500,000	1,646,286
Nordstrom, Inc.
6.750%, 6/1/14	242,000	273,472
6.250%, 1/15/18	277,000	328,183
4.750%, 5/1/20	584,000	640,911
Target Corp.
5.125%, 1/15/13	1,216,000	1,285,377
1.125%, 7/18/14	300,000	302,365
5.875%, 7/15/16	1,000,000	1,188,350
6.000%, 1/15/18	1,050,000	1,271,888
3.875%, 7/15/20	1,000,000	1,084,087

		10,323,830

Specialty Retail (0.2%)
AutoZone, Inc.
5.875%, 10/15/12	300,000	313,432
5.750%, 1/15/15	173,000	190,306
4.000%, 11/15/20	1,700,000	1,702,778
Best Buy Co., Inc.
3.750%, 3/15/16	800,000	775,493
5.500%, 3/15/21	500,000	454,311
Gap, Inc.
5.950%, 4/12/21	1,000,000	940,587
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,125,517
5.400%, 3/1/16	2,996,000	3,389,923
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	564,011
2.125%, 4/15/16	1,000,000	1,014,156
5.400%, 10/15/16	20,000	23,135
4.625%, 4/15/20	839,000	925,760
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	191,791
4.625%, 9/15/21	300,000	302,975
Staples, Inc.
9.750%, 1/15/14	1,846,000	2,139,601
TJX Cos., Inc.
4.200%, 8/15/15	200,000	219,014
6.950%, 4/15/19	385,000	483,010

		14,755,800

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	250,000	257,731

Total Consumer Discretionary		123,152,888

Consumer Staples (2.3%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	208,000	225,942
5.050%, 10/15/16	1,000,000	1,124,901
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	1,527,000	1,558,717
2.500%, 3/26/13	1,000,000	1,021,699
5.375%, 11/15/14	2,625,000	2,933,186
4.125%, 1/15/15	975,000	1,056,610
2.875%, 2/15/16	105,000	109,947
7.750%, 1/15/19	3,000,000	3,896,067
5.375%, 1/15/20	1,874,000	2,183,373
4.375%, 2/15/21	1,080,000	1,193,141
Bottling Group LLC
4.625%, 11/15/12	159,000	166,111
6.950%, 3/15/14	1,046,000	1,196,139
5.125%, 1/15/19	846,000	988,120
Brown-Forman Corp.
2.500%, 1/15/16	250,000	256,671
Coca-Cola Co.
0.750%, 11/15/13	2,950,000	2,945,436
3.625%, 3/15/14	200,000	213,223
1.500%, 11/15/15	600,000	605,557
1.800%, 9/1/16§	1,371,000	1,374,962
3.150%, 11/15/20	1,920,000	1,981,801
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	200,000	199,669
2.125%, 9/15/15	1,000,000	1,005,546
2.000%, 8/19/16	250,000	249,444
3.250%, 8/19/21	250,000	251,275
Diageo Capital plc
7.375%, 1/15/14	1,346,000	1,528,963
5.750%, 10/23/17	1,788,000	2,088,531
Diageo Finance B.V.
5.500%, 4/1/13	416,000	444,020
3.250%, 1/15/15	469,000	490,879
5.300%, 10/28/15	910,000	1,026,715
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	200,000	203,015
2.900%, 1/15/16	1,700,000	1,755,472
Fortune Brands, Inc.
4.875%, 12/1/13	445,000	466,514
6.375%, 6/15/14	396,000	438,514
5.375%, 1/15/16	90,000	99,281
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	270,926
4.875%, 1/15/15	700,000	781,279
PepsiCo, Inc.
4.650%, 2/15/13	212,000	223,519
0.875%, 10/25/13	4,000,000	4,002,968
3.750%, 3/1/14	1,250,000	1,334,760
3.100%, 1/15/15	173,000	183,199
5.000%, 6/1/18	208,000	241,382
7.900%, 11/1/18	1,016,000	1,351,871
4.500%, 1/15/20	3,173,000	3,561,981
3.000%, 8/25/21	190,000	191,817

		47,423,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	$1,568,000	$1,854,364
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,845,988
6.125%, 8/15/16	346,000	400,180
5.750%, 6/1/17	1,208,000	1,386,475
6.600%, 3/15/19	949,000	1,154,333
4.750%, 5/18/20	304,000	332,812
Delhaize Group S.A.
5.875%, 2/1/14	669,000	728,984
Kroger Co.
5.000%, 4/15/13	208,000	218,612
7.500%, 1/15/14	1,346,000	1,522,627
4.950%, 1/15/15	90,000	99,291
3.900%, 10/1/15	639,000	682,840
6.400%, 8/15/17	250,000	296,426
6.150%, 1/15/20	1,346,000	1,615,546
Safeway, Inc.
6.350%, 8/15/17	208,000	240,611
5.000%, 8/15/19	346,000	377,706
3.950%, 8/15/20	1,120,000	1,128,467
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,349,222
Walgreen Co.
4.875%, 8/1/13	1,708,000	1,835,067
5.250%, 1/15/19	500,000	591,759
Wal-Mart Stores, Inc.
4.550%, 5/1/13	1,416,000	1,504,129
3.200%, 5/15/14	3,800,000	4,038,431
2.250%, 7/8/15	1,500,000	1,558,934
2.800%, 4/15/16	3,000,000	3,164,970
5.800%, 2/15/18	346,000	420,056
4.125%, 2/1/19	1,750,000	1,956,789
3.250%, 10/25/20	2,500,000	2,589,815

		32,894,434

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,524,572
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	839,000	880,776
5.350%, 4/15/14	300,000	316,601
5.100%, 7/15/15	488,000	507,174
8.500%, 6/15/19	565,000	703,964
Campbell Soup Co.
5.000%, 12/3/12	500,000	524,791
3.375%, 8/15/14	339,000	360,610
3.050%, 7/15/17	269,000	284,365
4.500%, 2/15/19	521,000	571,248
ConAgra Foods, Inc.
7.000%, 4/15/19	1,000,000	1,204,294
Corn Products International, Inc.
3.200%, 11/1/15	269,000	275,740
4.625%, 11/1/20	269,000	283,186
General Mills, Inc.
5.200%, 3/17/15	500,000	560,572
5.700%, 2/15/17	2,500,000	2,929,368
5.650%, 2/15/19	846,000	1,001,768
H.J. Heinz Co.
5.350%, 7/15/13	746,000	803,661
Hershey Co.
4.850%, 8/15/15	452,000	506,819
4.125%, 12/1/20	500,000	550,701
Hormel Foods Corp.
4.125%, 4/15/21	250,000	275,816
Kellogg Co.
4.250%, 3/6/13	1,708,000	1,785,195
4.450%, 5/30/16	520,000	579,555
3.250%, 5/21/18	290,000	304,688
4.150%, 11/15/19	500,000	552,177
4.000%, 12/15/20	600,000	642,992
Kraft Foods, Inc.
6.000%, 2/11/13	300,000	317,785
2.625%, 5/8/13	1,800,000	1,837,325
5.250%, 10/1/13	115,000	122,707
6.750%, 2/19/14	750,000	837,229
4.125%, 2/9/16	2,904,000	3,092,368
6.125%, 2/1/18	1,866,000	2,190,294
6.125%, 8/23/18	500,000	589,420
5.375%, 2/10/20	3,108,000	3,517,389
McCormick & Co., Inc.
3.900%, 7/15/21	150,000	160,753
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	491,730
4.900%, 11/1/19	704,000	787,575
Sara Lee Corp.
2.750%, 9/15/15	1,000,000	1,005,655
Tyson Foods, Inc.
10.500%, 3/1/14	1,000,000	1,155,000

		34,035,863

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	154,753
Clorox Co.
5.450%, 10/15/12	940,000	980,484
5.000%, 3/1/13	346,000	363,998
3.550%, 11/1/15	269,000	279,889
5.950%, 10/15/17	50,000	54,207
Colgate-Palmolive Co.
4.200%, 5/15/13	200,000	210,849
3.150%, 8/5/15	1,042,000	1,116,136
Energizer Holdings, Inc.
4.700%, 5/19/21§	500,000	534,799
Kimberly-Clark Corp.
6.125%, 8/1/17	1,708,000	2,046,792
7.500%, 11/1/18	700,000	924,615
3.875%, 3/1/21	85,000	93,408
Procter & Gamble Co.
4.950%, 8/15/14	525,000	586,626
1.800%, 11/15/15	1,000,000	1,026,104
4.850%, 12/15/15	708,000	806,388
4.700%, 2/15/19	2,046,000	2,399,704

		11,578,752

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	752,989
6.500%, 3/1/19	1,000,000	1,195,767

		1,948,756

Tobacco (0.4%)
Altria Group, Inc.
8.500%, 11/10/13	1,048,000	1,195,261
4.125%, 9/11/15	2,300,000	2,461,616
9.700%, 11/10/18	2,304,000	3,053,240
9.250%, 8/6/19	2,693,000	3,529,995
4.750%, 5/5/21	750,000	775,778
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	355,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
8.125%, 6/23/19	$407,000	$476,803
6.875%, 5/1/20	1,104,000	1,224,257
Philip Morris International, Inc.
4.875%, 5/16/13	1,546,000	1,640,267
6.875%, 3/17/14	1,000,000	1,134,829
2.500%, 5/16/16	600,000	618,564
5.650%, 5/16/18	2,164,000	2,557,140
4.500%, 3/26/20	1,000,000	1,112,460
4.125%, 5/17/21	300,000	323,890
Reynolds American, Inc.
7.250%, 6/1/13	628,000	685,138
7.625%, 6/1/16	523,000	626,135
6.750%, 6/15/17	900,000	1,037,324

		22,808,186

Total Consumer Staples		150,689,134

Energy (2.4%)
Energy Equipment & Services (0.2%)
BJ Services Co.
6.000%, 6/1/18	200,000	240,249
Cameron International Corp.
6.375%, 7/15/18	200,000	235,101
4.500%, 6/1/21	350,000	367,378
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	1,000,000	1,088,757
5.875%, 5/1/19	750,000	868,756
Ensco plc
4.700%, 3/15/21	2,000,000	2,038,472
Halliburton Co.
6.150%, 9/15/19	1,623,000	1,965,617
Rowan Cos., Inc.
7.875%, 8/1/19	280,000	330,604
Transocean, Inc.
4.950%, 11/15/15	2,073,000	2,183,194
6.000%, 3/15/18	545,000	580,307
6.500%, 11/15/20	1,039,000	1,133,755
Weatherford International Ltd.
5.150%, 3/15/13	367,000	384,670
5.500%, 2/15/16	519,000	565,267
6.000%, 3/15/18	208,000	230,078
9.625%, 3/1/19	1,265,000	1,634,398
5.125%, 9/15/20	1,000,000	1,017,702

		14,864,305

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	543,868
5.950%, 9/15/16	1,161,000	1,269,901
6.375%, 9/15/17	2,250,000	2,524,104
8.700%, 3/15/19	789,000	995,031
Apache Corp.
5.250%, 4/15/13	1,069,000	1,137,949
6.000%, 9/15/13	200,000	218,825
5.625%, 1/15/17	500,000	589,296
3.625%, 2/1/21	1,000,000	1,048,972
Buckeye Partners LP
5.500%, 8/15/19	404,000	442,285
4.875%, 2/1/21	1,220,000	1,256,509
Canadian Natural Resources Ltd.
5.150%, 2/1/13	500,000	526,202
5.700%, 5/15/17	1,833,000	2,093,077
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	642,511
5.700%, 10/15/19	1,308,000	1,510,042
Chevron Corp.
3.950%, 3/3/14	900,000	969,403
4.950%, 3/3/19	1,346,000	1,603,099
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,937,526
4.750%, 2/1/14	3,250,000	3,536,559
5.750%, 2/1/19	2,000,000	2,391,286
6.000%, 1/15/20	1,346,000	1,647,936
Devon Energy Corp.
2.400%, 7/15/16	500,000	506,713
6.300%, 1/15/19	1,000,000	1,212,225
4.000%, 7/15/21	500,000	521,006
Ecopetrol S.A.
7.625%, 7/23/19	1,500,000	1,747,500
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	397,724
5.200%, 3/15/20	1,081,000	1,150,201
4.200%, 9/15/21	500,000	494,463
Enbridge, Inc.
5.800%, 6/15/14	500,000	550,024
4.900%, 3/1/15	500,000	546,669
EnCana Corp.
4.750%, 10/15/13	463,000	491,372
5.900%, 12/1/17	1,569,000	1,785,315
6.500%, 5/15/19	518,000	619,952
Energy Transfer Partners LP
6.000%, 7/1/13	1,500,000	1,586,511
6.700%, 7/1/18	844,000	944,693
9.700%, 3/15/19	346,000	428,328
9.000%, 4/15/19	700,000	843,209
Enterprise Products Operating LLC
9.750%, 1/31/14	1,721,000	2,013,833
5.600%, 10/15/14	55,000	60,198
3.200%, 2/1/16	2,450,000	2,502,817
6.300%, 9/15/17	346,000	401,646
5.200%, 9/1/20	1,639,000	1,802,090
EOG Resources, Inc.
2.950%, 6/1/15	1,750,000	1,836,851
6.875%, 10/1/18	69,000	85,362
5.625%, 6/1/19	847,000	1,002,615
4.100%, 2/1/21	1,500,000	1,604,520
EQT Corp.
6.500%, 4/1/18	500,000	565,391
8.125%, 6/1/19	927,000	1,123,894
Hess Corp.
8.125%, 2/15/19	990,000	1,276,024
Husky Energy, Inc.
5.900%, 6/15/14	1,743,000	1,912,294
7.250%, 12/15/19	145,000	177,661
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	500,000	535,897
5.625%, 2/15/15	1,135,000	1,257,602
3.500%, 3/1/16	1,000,000	1,025,962
6.000%, 2/1/17	535,000	605,843
9.000%, 2/1/19	693,000	885,235
6.850%, 2/15/20	811,000	957,524
5.300%, 9/15/20	52,000	56,356
5.800%, 3/1/21	1,000,000	1,115,977
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	224,779
6.550%, 7/15/19	187,000	220,948
4.250%, 2/1/21	524,000	541,176
Marathon Oil Corp.
6.000%, 10/1/17	500,000	571,416
5.900%, 3/15/18	160,000	186,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Marathon Petroleum Corp.
3.500%, 3/1/16§	$1,720,000	$1,773,294
5.125%, 3/1/21§	135,000	140,587
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	892,006
9.250%, 1/15/19	1,000,000	1,265,015
5.000%, 9/15/20	700,000	713,737
Nexen, Inc.
6.200%, 7/30/19	500,000	570,394
Noble Energy, Inc.
8.250%, 3/1/19	798,000	1,047,750
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	525,636
4.900%, 8/1/20	477,000	513,104
4.625%, 3/1/21	1,000,000	1,049,519
NuStar Logistics LP
7.650%, 4/15/18	500,000	596,393
4.800%, 9/1/20	539,000	565,744
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	312,532
4.125%, 6/1/16	473,000	525,290
1.750%, 2/15/17	400,000	396,993
4.100%, 2/1/21	1,750,000	1,898,356
ONEOK Partners LP
3.250%, 2/1/16	200,000	203,243
8.625%, 3/1/19	1,346,000	1,733,734
PC Financial Partnership
5.000%, 11/15/14	600,000	650,840
Pemex Project Funding Master Trust
5.750%, 3/1/18	693,000	750,173
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	2,976,000
6.125%, 10/6/16	846,000	917,910
5.875%, 3/1/18	208,000	216,605
7.875%, 3/15/19	1,708,000	1,981,280
5.750%, 1/20/20	4,423,000	4,591,074
5.375%, 1/27/21	2,500,000	2,527,500
Petrohawk Energy Corp.
6.250%, 6/1/19	1,000,000	1,135,000
Petroleos Mexicanos
4.875%, 3/15/15	3,000,000	3,142,500
8.000%, 5/3/19	1,500,000	1,830,000
6.000%, 3/5/20	2,823,000	3,088,362
Plains All American Pipeline LP
3.950%, 9/15/15	1,000,000	1,052,285
6.125%, 1/15/17	200,000	225,108
6.500%, 5/1/18	346,000	398,392
8.750%, 5/1/19	304,000	387,959
5.000%, 2/1/21	1,000,000	1,054,180
Shell International Finance B.V.
1.875%, 3/25/13	1,306,000	1,332,811
4.000%, 3/21/14	1,296,000	1,396,931
3.100%, 6/28/15	3,600,000	3,821,918
3.250%, 9/22/15	500,000	533,191
4.300%, 9/22/19	1,485,000	1,668,031
4.375%, 3/25/20	1,429,000	1,604,803
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	955,720
8.000%, 10/1/19	345,000	433,515
Statoil ASA
3.875%, 4/15/14	173,000	185,843
2.900%, 10/15/14	1,000,000	1,052,293
5.250%, 4/15/19	2,288,000	2,698,723
Suncor Energy, Inc.
6.100%, 6/1/18	1,500,000	1,749,248
Talisman Energy, Inc.
7.750%, 6/1/19	1,262,000	1,550,012
Total Capital Canada Ltd.
1.625%, 1/28/14	490,000	498,590
Total Capital S.A.
3.000%, 6/24/15	500,000	528,554
3.125%, 10/2/15	500,000	530,807
2.300%, 3/15/16	2,500,000	2,566,317
4.450%, 6/24/20	500,000	558,985
4.125%, 1/28/21	1,000,000	1,088,415
TransCanada PipeLines Ltd.
3.400%, 6/1/15	1,500,000	1,591,192
7.125%, 1/15/19	1,443,000	1,831,868
3.800%, 10/1/20	1,000,000	1,054,708
6.350%, 5/15/67(l)	1,171,000	1,165,971
Valero Energy Corp.
4.750%, 6/15/13	69,000	72,672
4.500%, 2/1/15	121,000	129,192
6.125%, 6/15/17	500,000	556,339
9.375%, 3/15/19	354,000	453,643
6.125%, 2/1/20	1,060,000	1,176,215
Williams Partners LP
3.800%, 2/15/15	419,000	437,162
5.250%, 3/15/20	2,029,000	2,182,384
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	381,520
XTO Energy, Inc.
6.250%, 8/1/17	2,000,000	2,458,972

		145,155,649

Total Energy		160,019,954

Financials (13.4%)
Capital Markets (2.3%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	1,977,266
Bank of New York Mellon Corp.
4.950%, 11/1/12	2,216,000	2,311,441
5.125%, 8/27/13	770,000	828,785
1.500%, 1/31/14	300,000	302,412
4.300%, 5/15/14	885,000	954,880
2.950%, 6/18/15	2,000,000	2,079,956
4.150%, 2/1/21	1,800,000	1,908,787
3.550%, 9/23/21	1,000,000	996,830
Bear Stearns Cos. LLC
5.700%, 11/15/14	208,000	224,312
5.300%, 10/30/15	586,000	632,638
5.550%, 1/22/17	2,721,000	2,847,867
6.400%, 10/2/17	1,346,000	1,528,250
7.250%, 2/1/18	2,070,000	2,440,095
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,671,441
5.000%, 12/10/19	1,773,000	1,943,765
Charles Schwab Corp.
4.950%, 6/1/14	785,000	857,856
4.450%, 7/22/20	1,000,000	1,053,680
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49(l)	1,000,000	785,000
Deutsche Bank AG/London
5.375%, 10/12/12	2,349,000	2,422,465
2.375%, 1/11/13	4,746,000	4,713,195
4.875%, 5/20/13	916,000	946,640
3.450%, 3/30/15	1,346,000	1,339,522
3.250%, 1/11/16	2,500,000	2,451,235
6.000%, 9/1/17	1,346,000	1,482,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Franklin Resources, Inc.
3.125%, 5/20/15	$1,100,000	$1,135,715
Goldman Sachs Group, Inc.
5.450%, 11/1/12	3,093,000	3,188,413
4.750%, 7/15/13	2,000,000	2,058,174
5.250%, 10/15/13	1,921,000	1,996,017
5.150%, 1/15/14	346,000	358,238
6.000%, 5/1/14	4,000,000	4,234,920
5.125%, 1/15/15	1,938,000	2,000,747
3.700%, 8/1/15	5,000,000	4,895,410
5.350%, 1/15/16	1,941,000	2,008,380
3.625%, 2/7/16	3,000,000	2,920,725
5.625%, 1/15/17	800,000	776,053
6.250%, 9/1/17	1,500,000	1,562,263
5.950%, 1/18/18	6,451,000	6,641,537
6.150%, 4/1/18	1,954,000	2,024,883
7.500%, 2/15/19	2,999,000	3,346,641
5.375%, 3/15/20	3,000,000	2,979,225
6.000%, 6/15/20	1,116,000	1,147,990
5.250%, 7/27/21	1,505,000	1,484,705
Jefferies Group, Inc.
3.875%, 11/9/15	1,250,000	1,223,416
8.500%, 7/15/19	1,446,000	1,608,214
Lazard Group LLC
7.125%, 5/15/15	400,000	441,790
Merrill Lynch & Co., Inc.
5.450%, 2/5/13	5,386,000	5,337,671
6.150%, 4/25/13	2,376,000	2,377,143
5.300%, 9/30/15	1,000,000	943,125
6.050%, 5/16/16	2,503,000	2,252,537
5.700%, 5/2/17	2,000,000	1,783,938
6.400%, 8/28/17	1,741,000	1,687,978
6.875%, 4/25/18	3,124,000	3,125,122
6.875%, 11/15/18	130,000	130,327
Morgan Stanley
5.250%, 11/2/12	1,820,000	1,853,188
5.300%, 3/1/13	416,000	419,474
4.750%, 4/1/14	2,193,000	2,084,050
6.000%, 5/13/14	1,500,000	1,519,035
2.875%, 7/28/14	195,000	185,823
4.100%, 1/26/15	8,500,000	8,104,920
6.000%, 4/28/15	2,500,000	2,488,190
4.000%, 7/24/15	1,500,000	1,413,909
5.375%, 10/15/15	2,246,000	2,228,117
3.800%, 4/29/16	2,500,000	2,304,825
5.750%, 10/18/16	1,000,000	987,198
5.450%, 1/9/17	416,000	401,264
5.550%, 4/27/17	6,750,000	6,500,581
5.950%, 12/28/17	1,916,000	1,857,916
6.625%, 4/1/18	2,473,000	2,453,369
7.300%, 5/13/19	1,500,000	1,545,787
5.625%, 9/23/19	2,039,000	1,912,727
5.500%, 7/24/20	1,522,000	1,378,501
5.750%, 1/25/21	5,000,000	4,600,335
5.500%, 7/28/21	510,000	472,391
Nomura Holdings, Inc.
5.000%, 3/4/15	777,000	814,225
4.125%, 1/19/16	3,000,000	3,044,286
6.700%, 3/4/20	653,000	734,271
Northern Trust Corp.
4.625%, 5/1/14	175,000	188,664
3.450%, 11/4/20	700,000	717,685
3.375%, 8/23/21	375,000	379,623
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	252,583
8.600%, 8/15/19	339,000	404,636
TD Ameritrade Holding Corp.
4.150%, 12/1/14	680,000	722,161

		156,342,076

Commercial Banks (4.5%)
American Express Bank FSB
5.500%, 4/16/13	1,000,000	1,055,698
6.000%, 9/13/17	500,000	562,272
American Express Centurion Bank
6.000%, 9/13/17	1,000,000	1,122,275
Associated Banc-Corp
5.125%, 3/28/16	500,000	520,278
Bancolombia S.A.
4.250%, 1/12/16§	500,000	490,000
Bank of Montreal
2.125%, 6/28/13	900,000	920,074
Bank of Nova Scotia
2.250%, 1/22/13	876,000	892,538
2.375%, 12/17/13	650,000	668,189
3.400%, 1/22/15	1,193,000	1,255,465
2.050%, 10/7/15	3,000,000	3,023,292
2.900%, 3/29/16	1,000,000	1,039,805
4.375%, 1/13/21	1,000,000	1,091,239
Barclays Bank plc
2.500%, 1/23/13	1,500,000	1,489,843
2.375%, 1/13/14	2,500,000	2,445,000
5.200%, 7/10/14	1,000,000	1,022,679
3.900%, 4/7/15	2,000,000	1,964,780
5.000%, 9/22/16	1,693,000	1,696,799
6.750%, 5/22/19	1,150,000	1,242,403
5.125%, 1/8/20	3,000,000	2,939,886
5.140%, 10/14/20	750,000	608,201
BB&T Corp.
4.750%, 10/1/12	500,000	515,285
3.375%, 9/25/13	1,008,000	1,044,311
2.050%, 4/28/14	1,000,000	1,010,463
5.200%, 12/23/15	35,000	37,599
3.200%, 3/15/16	1,000,000	1,021,367
3.950%, 4/29/16	954,000	1,008,768
4.900%, 6/30/17	693,000	738,243
5.250%, 11/1/19	460,000	501,374
BNP Paribas
3.250%, 3/11/15	4,500,000	4,373,235
5.000%, 1/15/21	2,000,000	1,958,030
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	1,100,000	1,083,421
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	2,008,000	2,019,745
2.350%, 12/11/15	500,000	506,419
China Development Bank Corp.
5.000%, 10/15/15	500,000	538,693
Citibank N.A.
1.750%, 12/28/12	1,500,000	1,526,059
Comerica Bank
5.700%, 6/1/14	500,000	541,407
Comerica, Inc.
3.000%, 9/16/15	1,000,000	993,434
Compass Bank
6.400%, 10/1/17	300,000	320,737
5.500%, 4/1/20	1,226,000	1,203,374
Credit Suisse AG/New York
5.000%, 5/15/13	3,386,000	3,499,526
2.200%, 1/14/14	4,400,000	4,360,901
5.500%, 5/1/14	1,096,000	1,158,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/23/15	$3,000,000	$3,000,165
6.000%, 2/15/18	1,236,000	1,254,266
5.300%, 8/13/19	1,346,000	1,359,857
5.400%, 1/14/20	2,673,000	2,567,975
4.375%, 8/5/20	2,000,000	1,935,354
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	506,599
Discover Bank/Delaware
8.700%, 11/18/19	1,500,000	1,713,819
7.000%, 4/15/20	750,000	794,960
Dresdner Bank AG/New York
7.250%, 9/15/15	1,000,000	935,117
Fifth Third Bancorp
6.250%, 5/1/13	346,000	366,348
3.625%, 1/25/16	2,000,000	2,033,222
4.500%, 6/1/18	1,000,000	998,352
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)	400,000	380,040
First Horizon National Corp.
5.375%, 12/15/15	1,000,000	1,012,143
Glitnir Banki hf
0.000%, 10/15/08(b)(h)§	4,650,000	1,209,000
HSBC Bank USA/New York
4.625%, 4/1/14	1,416,000	1,449,981
6.000%, 8/9/17	500,000	536,064
4.875%, 8/24/20	1,500,000	1,406,796
HSBC Holdings plc
5.250%, 12/12/12	1,390,000	1,433,456
5.100%, 4/5/21	2,250,000	2,316,937
HSBC USA, Inc.
5.000%, 9/27/20	500,000	473,040
Huntington BancShares, Inc.
7.000%, 12/15/20	80,000	90,548
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	600,000	614,700
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	2,850,000	2,996,219
KeyBank N.A./Ohio
5.800%, 7/1/14	1,800,000	1,940,441
KeyCorp
6.500%, 5/14/13	1,093,000	1,165,868
3.750%, 8/13/15	500,000	515,079
5.100%, 3/24/21	1,000,000	1,009,105
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	3,500,000	3,559,549
3.250%, 3/15/13	5,301,000	5,507,378
1.375%, 7/15/13	5,000,000	5,071,615
4.000%, 10/15/13	2,262,000	2,414,703
1.375%, 1/13/14	4,000,000	4,061,836
3.500%, 3/10/14	4,886,000	5,219,035
4.125%, 10/15/14	4,708,000	5,085,845
2.750%, 10/21/14	1,000,000	1,060,047
2.625%, 3/3/15	7,000,000	7,405,195
2.625%, 2/16/16	5,000,000	5,317,820
5.125%, 3/14/16	3,000,000	3,517,044
4.875%, 1/17/17	2,965,000	3,483,454
4.375%, 3/15/18	3,000,000	3,482,493
4.500%, 7/16/18	2,109,000	2,477,816
4.875%, 6/17/19	1,500,000	1,803,097
4.000%, 1/27/20	8,039,000	9,180,096
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	110,831
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	642,000	666,140
4.125%, 7/15/13	916,000	972,739
3.125%, 7/15/15	5,000,000	5,370,140
2.500%, 2/15/16	2,000,000	2,106,186
5.125%, 2/1/17	1,635,000	1,929,593
Lloyds TSB Bank plc
4.875%, 1/21/16	2,000,000	1,971,494
6.375%, 1/21/21	2,000,000	1,971,850
M&I Marshall & Ilsley Bank
5.000%, 1/17/17	908,000	957,527
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	581,173
Mellon Funding Corp.
5.000%, 12/1/14	500,000	536,773
5.500%, 11/15/18	1,000,000	1,124,368
National City Corp.
4.900%, 1/15/15	520,000	564,183
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	554,000	577,837
1.750%, 3/11/13	500,000	508,063
1.375%, 1/21/14	5,000,000	5,071,345
4.875%, 2/16/16	1,943,000	2,232,919
5.000%, 4/25/17	346,000	405,662
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,053,682
PNC Funding Corp.
5.400%, 6/10/14	200,000	217,393
3.625%, 2/8/15	1,700,000	1,783,319
4.250%, 9/21/15	1,000,000	1,079,798
2.700%, 9/19/16	800,000	800,068
5.625%, 2/1/17	2,265,000	2,459,174
6.700%, 6/10/19	500,000	600,271
5.125%, 2/8/20	269,000	297,748
4.375%, 8/11/20	1,839,000	1,906,837
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,494,918
4.500%, 1/11/21	1,500,000	1,621,716
Royal Bank of Canada
2.100%, 7/29/13	2,439,000	2,501,236
2.625%, 12/15/15	1,000,000	1,034,075
2.300%, 7/20/16	2,200,000	2,224,143
Royal Bank of Scotland Group plc
5.000%, 10/1/14	666,000	620,159
5.050%, 1/8/15	1,500,000	1,393,596
4.875%, 3/16/15	2,700,000	2,643,608
6.400%, 10/21/19	1,010,000	965,521
Royal Bank of Scotland plc
3.250%, 1/11/14	1,000,000	969,578
3.950%, 9/21/15	1,500,000	1,410,690
4.375%, 3/16/16	1,500,000	1,434,294
6.125%, 1/11/21	2,500,000	2,471,413
SouthTrust Corp.
5.800%, 6/15/14	1,028,000	1,094,831
Sovereign Bank/Pennsylvania
8.750%, 5/30/18	500,000	582,414
SunTrust Banks, Inc.
3.600%, 4/15/16	1,500,000	1,520,789
6.000%, 9/11/17	500,000	552,394
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	32,918
7.250%, 3/15/18	846,000	983,700
SVB Financial Group
5.375%, 9/15/20	160,000	166,292
Svenska Handelsbanken AB
3.125%, 7/12/16	1,250,000	1,256,970
Toronto-Dominion Bank
1.375%, 7/14/14	500,000	504,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 7/14/16	$1,250,000	$1,283,025
U.S. Bancorp
2.125%, 2/15/13	200,000	203,760
1.375%, 9/13/13	2,500,000	2,515,357
4.200%, 5/15/14	523,000	561,277
3.150%, 3/4/15	500,000	521,812
2.450%, 7/27/15	1,000,000	1,026,134
3.442%, 2/1/16	1,000,000	1,015,002
4.125%, 5/24/21	1,000,000	1,078,044
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,632,577
3.778%, 4/29/20(l)	1,000,000	1,012,645
UBS AG/Connecticut
2.250%, 1/28/14	300,000	292,339
3.875%, 1/15/15	4,500,000	4,481,051
5.875%, 7/15/16	600,000	617,958
5.875%, 12/20/17	1,943,000	1,999,409
5.750%, 4/25/18	1,416,000	1,456,530
4.875%, 8/4/20	4,000,000	3,851,576
UFJ Finance Aruba AEC
6.750%, 7/15/13	523,000	562,015
Union Bank N.A.
2.125%, 12/16/13	1,500,000	1,513,546
Wachovia Bank N.A.
4.875%, 2/1/15	1,600,000	1,684,381
Wachovia Corp.
5.500%, 5/1/13	928,000	986,142
5.700%, 8/1/13	976,000	1,043,834
5.250%, 8/1/14	2,748,000	2,882,968
5.625%, 10/15/16	1,447,000	1,564,197
5.750%, 6/15/17	110,000	123,832
5.750%, 2/1/18	3,846,000	4,333,242
Wells Fargo & Co.
5.250%, 10/23/12	4,940,000	5,149,777
4.375%, 1/31/13	1,346,000	1,396,632
4.950%, 10/16/13	500,000	528,445
3.750%, 10/1/14	2,154,000	2,274,529
5.000%, 11/15/14	500,000	525,101
3.625%, 4/15/15	4,000,000	4,165,052
5.125%, 9/15/16	55,000	58,414
5.625%, 12/11/17	2,560,000	2,895,217
4.600%, 4/1/21	1,000,000	1,068,906
Wells Fargo Bank N.A.
5.750%, 5/16/16	2,000,000	2,155,820
Wells Fargo Capital XIII
7.700%, 12/29/49(l)§	2,346,000	2,346,000
Wells Fargo Capital XV
9.750%, 9/29/49(l)	1,000,000	994,500
Westpac Banking Corp.
2.250%, 11/19/12	573,000	580,622
2.100%, 8/2/13	1,500,000	1,521,453
4.200%, 2/27/15	700,000	733,870
3.000%, 8/4/15	4,250,000	4,327,388
4.875%, 11/19/19	2,173,000	2,276,313
Zions Bancorp
7.750%, 9/23/14	500,000	527,111

		298,778,841

Consumer Finance (0.9%)
Ally Financial, Inc.
1.750%, 10/30/12	1,416,000	1,438,001
2.200%, 12/19/12	4,193,000	4,285,510
American Express Co.
7.250%, 5/20/14	1,334,000	1,511,894
5.500%, 9/12/16	30,000	33,566
6.150%, 8/28/17	554,000	633,241
7.000%, 3/19/18	4,167,000	4,929,674
8.125%, 5/20/19	1,062,000	1,340,363
American Express Credit Corp.
5.875%, 5/2/13	1,708,000	1,811,344
7.300%, 8/20/13	3,866,000	4,231,782
5.125%, 8/25/14	500,000	541,174
2.750%, 9/15/15	3,000,000	3,014,724
Capital One Bank USA N.A.
8.800%, 7/15/19	1,500,000	1,767,172
Capital One Financial Corp.
7.375%, 5/23/14	1,596,000	1,782,716
2.125%, 7/15/14	250,000	247,509
5.500%, 6/1/15	500,000	537,066
3.150%, 7/15/16	300,000	296,996
6.150%, 9/1/16	569,000	602,751
6.750%, 9/15/17	1,346,000	1,526,524
4.750%, 7/15/21	500,000	500,823
Discover Financial Services
6.450%, 6/12/17	498,000	518,370
HSBC Finance Corp.
6.375%, 11/27/12	2,869,000	2,973,575
4.750%, 7/15/13	2,036,000	2,104,878
5.000%, 6/30/15	901,000	928,833
5.500%, 1/19/16	2,000,000	2,087,536
6.676%, 1/15/21§	3,387,000	3,328,818
MBNA Corp.
5.000%, 6/15/15	100,000	97,728
PACCAR Financial Corp.
1.950%, 12/17/12	469,000	473,826
2.050%, 6/17/13	500,000	506,247
SLM Corp.
5.000%, 10/1/13	693,000	678,363
5.375%, 5/15/14	1,473,000	1,449,629
6.250%, 1/25/16	2,500,000	2,453,835
8.450%, 6/15/18	1,069,000	1,111,940
8.000%, 3/25/20	2,423,000	2,391,978
Toyota Motor Credit Corp.
1.375%, 8/12/13	423,000	426,261
3.200%, 6/17/15	500,000	524,610
2.800%, 1/11/16	1,800,000	1,838,698
2.000%, 9/15/16	750,000	746,561
4.500%, 6/17/20	300,000	328,970
4.250%, 1/11/21	1,300,000	1,408,878
3.400%, 9/15/21	750,000	756,430

		58,168,794

Diversified Financial Services (3.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,416,000	1,500,688
Alterra Finance LLC
6.250%, 9/30/20	500,000	543,738
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	446,000	436,956
Bank of America Corp.
4.875%, 1/15/13	2,500,000	2,491,290
4.750%, 8/15/13	599,000	596,503
7.375%, 5/15/14	3,015,000	3,108,561
5.125%, 11/15/14	1,000,000	979,639
4.500%, 4/1/15	3,000,000	2,843,232
3.700%, 9/1/15	1,500,000	1,382,470
5.250%, 12/1/15	2,000,000	1,849,154
3.625%, 3/17/16	1,500,000	1,365,467
6.500%, 8/1/16	3,285,000	3,262,156
5.625%, 10/14/16	1,986,000	1,908,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 9/1/17	$5,060,000	$4,868,241
5.750%, 12/1/17	1,500,000	1,406,790
5.650%, 5/1/18	3,639,000	3,455,351
7.625%, 6/1/19	3,019,000	3,171,209
5.625%, 7/1/20	5,000,000	4,605,310
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,174,107
Block Financial LLC
7.875%, 1/15/13	1,000,000	1,047,914
Boeing Capital Corp.
5.800%, 1/15/13	200,000	212,541
2.125%, 8/15/16	500,000	505,937
BP Capital Markets plc
5.250%, 11/7/13	1,096,000	1,180,102
3.625%, 5/8/14	639,000	670,749
3.875%, 3/10/15	5,793,000	6,141,831
3.200%, 3/11/16	1,000,000	1,042,527
4.750%, 3/10/19	1,121,000	1,238,353
4.500%, 10/1/20	1,125,000	1,218,520
4.742%, 3/11/21	1,000,000	1,097,514
Caterpillar Financial Services Corp.
1.900%, 12/17/12	45,000	45,626
4.250%, 2/8/13	949,000	991,371
2.000%, 4/5/13	269,000	272,375
4.900%, 8/15/13	208,000	223,263
1.550%, 12/20/13	2,700,000	2,734,476
6.125%, 2/17/14	896,000	999,675
1.375%, 5/20/14	450,000	452,516
2.750%, 6/24/15	2,700,000	2,811,850
2.050%, 8/1/16	1,500,000	1,510,441
5.450%, 4/15/18	1,000,000	1,175,469
7.150%, 2/15/19	2,020,000	2,596,415
Citigroup Funding, Inc.
1.875%, 10/22/12	2,846,000	2,890,961
1.875%, 11/15/12	1,000,000	1,017,075
2.250%, 12/10/12	6,400,000	6,539,750
Citigroup, Inc.
5.300%, 10/17/12	1,193,000	1,222,594
5.500%, 4/11/13	6,688,000	6,883,464
6.500%, 8/19/13	2,686,000	2,826,467
6.000%, 12/13/13	1,000,000	1,050,369
6.375%, 8/12/14	2,000,000	2,117,438
5.000%, 9/15/14	4,293,000	4,210,398
5.500%, 10/15/14	1,831,000	1,902,317
4.587%, 12/15/15	9,000,000	9,240,858
3.953%, 6/15/16	3,000,000	2,992,863
5.850%, 8/2/16	416,000	444,771
5.500%, 2/15/17	1,500,000	1,493,159
6.125%, 11/21/17	1,705,000	1,821,915
6.125%, 5/15/18	2,113,000	2,266,412
8.500%, 5/22/19	3,494,000	4,220,123
5.375%, 8/9/20	2,000,000	2,072,034
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,098,257
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	483,075
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	315,906
5.125%, 8/15/15	932,000	983,180
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,193,000	1,311,284
General Electric Capital Corp.
5.250%, 10/19/12	3,901,000	4,077,871
2.125%, 12/21/12	6,500,000	6,641,375
2.625%, 12/28/12	3,386,000	3,481,597
5.450%, 1/15/13	3,110,000	3,266,284
4.800%, 5/1/13	5,726,000	6,013,514
5.900%, 5/13/14	3,520,000	3,848,148
3.750%, 11/14/14	5,000,000	5,219,565
3.500%, 6/29/15	1,000,000	1,032,950
4.375%, 9/21/15	1,393,000	1,480,730
2.950%, 5/9/16	3,000,000	3,006,618
5.400%, 2/15/17	6,034,000	6,578,013
5.625%, 9/15/17	50,000	54,847
5.625%, 5/1/18	4,470,000	4,886,555
6.000%, 8/7/19	3,000,000	3,376,932
4.625%, 1/7/21	1,750,000	1,816,243
5.300%, 2/11/21	2,340,000	2,427,518
Genworth Global Funding Trusts
5.750%, 5/15/13	500,000	506,767
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	522,744
John Deere Capital Corp.
5.250%, 10/1/12	1,596,000	1,667,759
4.500%, 4/3/13	500,000	528,167
1.875%, 6/17/13	2,500,000	2,545,960
5.500%, 4/13/17	208,000	241,535
2.800%, 9/18/17	1,000,000	1,020,496
5.750%, 9/10/18	1,108,000	1,345,408
3.900%, 7/12/21	350,000	377,784
JPMorgan Chase & Co.
5.375%, 10/1/12	4,000,000	4,162,420
2.125%, 12/26/12	3,000,000	3,065,625
5.750%, 1/2/13	100,000	104,770
4.750%, 5/1/13	1,416,000	1,488,724
2.050%, 1/24/14	1,500,000	1,515,051
4.650%, 6/1/14	1,173,000	1,241,779
5.125%, 9/15/14	4,693,000	4,942,414
3.700%, 1/20/15	6,331,000	6,487,110
5.250%, 5/1/15	170,000	180,092
3.450%, 3/1/16	2,000,000	2,008,248
3.150%, 7/5/16	2,000,000	1,987,012
6.000%, 1/15/18	2,669,000	2,972,284
6.300%, 4/23/19	7,096,000	8,027,911
4.950%, 3/25/20	500,000	528,732
4.400%, 7/22/20	2,430,000	2,458,523
4.625%, 5/10/21	2,000,000	2,044,592
K2 Corp.
0.000%, 2/15/10†	8,500,000	—
0.000%, 2/15/11†	5,000,000	—
Links Finance LLC
0.000%, 9/15/08†	7,100,000	—
Moody’s Corp.
5.500%, 9/1/20	500,000	533,383
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,693,000	1,709,981
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	380,126
5.250%, 1/16/18	120,000	127,041
5.550%, 1/15/20	769,000	770,040
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	1,000,000	1,041,990
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14	1,500,000	1,629,685
3.050%, 3/1/16	2,000,000	2,092,594
5.450%, 2/1/18	69,000	79,404
10.375%, 11/1/18	1,000,000	1,436,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
NYSE Euronext
4.800%, 6/28/13	$1,250,000	$1,327,844
ORIX Corp.
4.710%, 4/27/15	1,851,000	1,919,182
Private Export Funding Corp.
4.550%, 5/15/15	400,000	449,680
4.950%, 11/15/15	269,000	309,700
RenRe North America Holdings, Inc.
5.750%, 3/15/20	100,000	104,915
TECO Finance, Inc.
4.000%, 3/15/16	562,000	592,446
5.150%, 3/15/20	822,000	902,872
Unilever Capital Corp.
3.650%, 2/15/14	500,000	531,950
2.750%, 2/10/16	350,000	369,736
4.800%, 2/15/19	1,096,000	1,275,060
4.250%, 2/10/21	350,000	398,012

		255,686,697

Insurance (1.2%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	553,228
5.600%, 5/15/15	250,000	279,733
2.600%, 11/23/15	1,000,000	1,011,434
5.900%, 6/15/19	1,135,000	1,324,121
Aegon N.V.
4.625%, 12/1/15	600,000	613,380
Aflac, Inc.
3.450%, 8/15/15	450,000	459,828
8.500%, 5/15/19	404,000	491,767
Alleghany Corp.
5.625%, 9/15/20	200,000	211,759
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	726,851
5.500%, 11/15/20	500,000	504,317
Allstate Corp.
6.200%, 5/16/14	1,648,000	1,838,217
7.450%, 5/16/19	1,373,000	1,678,369
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	85,332
American International Group, Inc.
4.250%, 5/15/13	500,000	498,795
3.650%, 1/15/14	2,000,000	1,950,066
5.050%, 10/1/15	554,000	542,117
5.450%, 5/18/17	1,075,000	1,029,393
5.850%, 1/16/18	916,000	907,481
8.250%, 8/15/18	3,124,000	3,462,789
6.400%, 12/15/20	3,000,000	3,056,370
Aon Corp.
3.125%, 5/27/16	600,000	600,166
5.000%, 9/30/20	1,000,000	1,083,653
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	511,360
Assurant, Inc.
5.625%, 2/15/14	843,000	882,945
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	512,803
Berkshire Hathaway Finance Corp.
5.000%, 8/15/13	1,943,000	2,085,779
1.500%, 1/10/14	300,000	303,902
4.850%, 1/15/15	1,030,000	1,138,963
5.400%, 5/15/18	693,000	791,241
4.250%, 1/15/21	925,000	970,683
Berkshire Hathaway, Inc.
2.125%, 2/11/13	3,200,000	3,251,859
3.200%, 2/11/15	2,000,000	2,102,742
Chubb Corp.
5.750%, 5/15/18	1,166,000	1,371,629
6.375%, 3/29/67(l)	500,000	484,375
CNA Financial Corp.
6.500%, 8/15/16	500,000	537,144
7.350%, 11/15/19	571,000	632,321
5.875%, 8/15/20	608,000	624,719
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	86,065
Genworth Financial, Inc.
8.625%, 12/15/16	1,500,000	1,479,881
6.515%, 5/22/18	311,000	273,156
7.700%, 6/15/20	200,000	176,269
7.200%, 2/15/21	200,000	169,970
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,573,310
6.300%, 3/15/18	500,000	516,841
5.500%, 3/30/20	706,000	688,360
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	223,248
Kemper Corp.
6.000%, 11/30/15	500,000	525,228
Lincoln National Corp.
4.300%, 6/15/15	200,000	210,467
8.750%, 7/1/19	927,000	1,098,745
6.250%, 2/15/20	385,000	404,693
4.850%, 6/24/21	240,000	231,365
6.050%, 4/20/67(l)	1,000,000	810,000
Markel Corp.
7.125%, 9/30/19	221,000	250,396
5.350%, 6/1/21	350,000	357,170
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	150,000	167,085
9.250%, 4/15/19	500,000	656,664
4.800%, 7/15/21	500,000	524,229
MetLife, Inc.
2.375%, 2/6/14	1,700,000	1,729,526
5.500%, 6/15/14	500,000	547,489
5.000%, 6/15/15	416,000	455,736
6.750%, 6/1/16	2,500,000	2,875,312
7.717%, 2/15/19	342,000	419,210
4.750%, 2/8/21	1,447,000	1,505,852
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	316,111
Principal Financial Group, Inc.
7.875%, 5/15/14	1,109,000	1,259,689
8.875%, 5/15/19	600,000	764,073
Principal Life Income Funding Trusts
5.300%, 4/24/13	1,708,000	1,810,834
Progressive Corp.
3.750%, 8/23/21	125,000	127,504
6.700%, 6/15/37(l)	1,000,000	992,500
Protective Life Corp.
7.375%, 10/15/19	400,000	436,540
Prudential Financial, Inc.
2.750%, 1/14/13	1,869,000	1,885,490
5.150%, 1/15/13	511,000	530,143
4.500%, 7/15/13	932,000	967,256
5.100%, 9/20/14	263,000	277,314
3.875%, 1/14/15	229,000	234,062
6.200%, 1/15/15	300,000	329,285
4.750%, 6/13/15	1,000,000	1,046,104
6.000%, 12/1/17	1,070,000	1,134,262
7.375%, 6/15/19	531,000	622,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 6/21/20	$1,100,000	$1,154,257
8.875%, 6/15/38(l)	303,000	326,861
Reinsurance Group of America, Inc.
6.450%, 11/15/19	269,000	305,319
5.000%, 6/1/21	60,000	62,909
Torchmark Corp.
9.250%, 6/15/19	175,000	221,642
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,166,840
5.800%, 5/15/18	1,000,000	1,151,981
5.900%, 6/2/19	1,000,000	1,165,214
Unum Group
7.125%, 9/30/16	100,000	115,228
5.625%, 9/15/20	600,000	660,933
Willis Group Holdings plc
4.125%, 3/15/16	250,000	254,129
5.750%, 3/15/21	500,000	521,893
Willis North America, Inc.
5.625%, 7/15/15	470,000	510,961
6.200%, 3/28/17	1,000,000	1,091,987
7.000%, 9/29/19	100,000	115,681
XL Group plc
5.250%, 9/15/14	866,000	901,678

		79,528,803

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	493,010
6.100%, 3/15/20	139,000	157,314
BioMed Realty LP
3.850%, 4/15/16	500,000	490,060
6.125%, 4/15/20	250,000	263,684
Boston Properties LP
5.875%, 10/15/19	200,000	219,512
5.625%, 11/15/20	1,750,000	1,882,458
Brandywine Operating Partnership LP
4.950%, 4/15/18	250,000	241,516
Camden Property Trust
4.625%, 6/15/21	275,000	273,430
CommonWealth REIT
6.650%, 1/15/18	381,000	423,031
Digital Realty Trust LP
4.500%, 7/15/15	339,000	345,967
5.875%, 2/1/20	1,000,000	1,052,081
5.250%, 3/15/21	500,000	494,928
Duke Realty LP
6.500%, 1/15/18	500,000	537,486
6.750%, 3/15/20	1,565,000	1,625,223
Entertainment Properties Trust
7.750%, 7/15/20	269,000	287,830
Equity One, Inc.
6.250%, 12/15/14	200,000	211,399
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,206,540
5.125%, 3/15/16	1,416,000	1,519,082
4.750%, 7/15/20	250,000	260,410
HCP, Inc.
5.650%, 12/15/13	310,000	325,592
2.700%, 2/1/14	1,300,000	1,280,724
3.750%, 2/1/16	170,000	168,002
6.000%, 1/30/17	861,000	906,537
5.375%, 2/1/21	1,690,000	1,695,640
Health Care REIT, Inc.
3.625%, 3/15/16	1,000,000	974,989
6.200%, 6/1/16	527,000	566,321
6.125%, 4/15/20	285,000	297,226
4.950%, 1/15/21	1,000,000	960,506
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	248,000	256,221
6.500%, 1/17/17	469,000	506,275
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,436,032
6.300%, 6/15/16	500,000	518,225
5.625%, 3/15/17	250,000	253,814
Kilroy Realty LP
5.000%, 11/3/15	200,000	207,618
4.800%, 7/15/18	350,000	337,639
Kimco Realty Corp.
6.875%, 10/1/19	339,000	386,958
Liberty Property LP
6.625%, 10/1/17	500,000	547,631
4.750%, 10/1/20	239,000	240,250
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	757,586
Realty Income Corp.
6.750%, 8/15/19	750,000	872,615
5.750%, 1/15/21	250,000	277,315
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	149,713
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,975,370
5.100%, 6/15/15	464,000	499,871
5.750%, 12/1/15	385,000	424,823
5.250%, 12/1/16	208,000	226,581
10.350%, 4/1/19	1,000,000	1,337,611
5.650%, 2/1/20	1,573,000	1,724,985
4.375%, 3/1/21	1,095,000	1,112,451
Tanger Properties LP
6.125%, 6/1/20	500,000	560,423
UDR, Inc.
5.250%, 1/15/15	300,000	319,509
4.250%, 6/1/18	250,000	255,544
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	197,683
Vornado Realty LP
4.250%, 4/1/15	500,000	518,482
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,061,204

		36,122,927

Real Estate Management & Development (0.1%)
ProLogis LP
7.625%, 8/15/14	421,000	458,653
6.250%, 3/15/17	252,000	263,693
6.625%, 5/15/18	900,000	933,283
6.625%, 12/1/19	1,000,000	1,032,197
6.875%, 3/15/20	518,000	540,416
Regency Centers LP
5.250%, 8/1/15	500,000	536,802

		3,765,044

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	500,000	471,159
4.000%, 4/27/16	1,000,000	923,140
Countrywide Financial Corp.
6.250%, 5/15/16	524,000	462,446
Santander Holdings USA, Inc.
4.625%, 4/19/16	245,000	236,030
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,017,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Western Corporate Federal Credit Union
1.750%, 11/2/12	$608,000	$617,230

		3,727,388

Total Financials		892,120,570

Health Care (2.0%)
Biotechnology (0.2%)
Amgen, Inc.
4.850%, 11/18/14	208,000	231,798
2.300%, 6/15/16	420,000	430,020
5.850%, 6/1/17	1,480,000	1,763,316
6.150%, 6/1/18	200,000	243,154
5.700%, 2/1/19	958,000	1,145,075
4.500%, 3/15/20	135,000	150,560
3.450%, 10/1/20	1,000,000	1,030,603
4.100%, 6/15/21	800,000	861,104
Biogen Idec, Inc.
6.000%, 3/1/13	200,000	211,592
6.875%, 3/1/18	700,000	857,532
Celgene Corp.
3.950%, 10/15/20	1,000,000	1,013,044
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,122,081
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,283,336

		10,343,215

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
1.800%, 3/15/13	1,528,000	1,549,809
4.625%, 3/15/15	208,000	231,236
5.900%, 9/1/16	936,000	1,105,837
4.250%, 3/15/20	369,000	402,342
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,331,119
Boston Scientific Corp.
4.500%, 1/15/15	3,000,000	3,134,778
6.400%, 6/15/16	2,000,000	2,235,368
6.000%, 1/15/20	1,000,000	1,121,123
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	259,986
4.400%, 1/15/21	190,000	211,754
CareFusion Corp.
5.125%, 8/1/14	200,000	217,770
6.375%, 8/1/19	500,000	598,047
Covidien International Finance S.A.
1.875%, 6/15/13	539,000	546,591
2.800%, 6/15/15	200,000	207,348
6.000%, 10/15/17	1,166,000	1,384,564
4.200%, 6/15/20	700,000	759,488
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	196,343
4.125%, 8/15/21	350,000	366,037
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,058,733
2.625%, 3/15/16	1,500,000	1,556,010
4.450%, 3/15/20	1,500,000	1,698,462
4.125%, 3/15/21	500,000	549,065
St. Jude Medical, Inc.
3.750%, 7/15/14	1,000,000	1,066,459
4.875%, 7/15/19	500,000	574,754
Stryker Corp.
3.000%, 1/15/15	269,000	283,642
2.000%, 9/30/16	720,000	723,472
4.375%, 1/15/20	269,000	295,758

		23,665,895

Health Care Providers & Services (0.4%)
Aetna, Inc.
6.000%, 6/15/16	748,000	862,249
6.500%, 9/15/18	500,000	600,006
AmerisourceBergen Corp.
4.875%, 11/15/19	1,000,000	1,121,225
Cardinal Health, Inc.
4.625%, 12/15/20	1,700,000	1,845,272
CIGNA Corp.
5.375%, 3/15/17	25,000	27,818
5.125%, 6/15/20	1,052,000	1,143,929
4.500%, 3/15/21	250,000	258,990
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	313,591
5.950%, 3/15/17	336,000	376,514
5.450%, 6/15/21	530,000	572,277
Express Scripts, Inc.
6.250%, 6/15/14	968,000	1,065,488
3.125%, 5/15/16	2,000,000	2,019,418
7.250%, 6/15/19	160,000	196,181
Humana, Inc.
6.450%, 6/1/16	149,000	168,626
7.200%, 6/15/18	1,081,000	1,280,367
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,604,277
McKesson Corp.
6.500%, 2/15/14	846,000	945,467
5.700%, 3/1/17	500,000	586,546
4.750%, 3/1/21	1,000,000	1,131,255
Medco Health Solutions, Inc.
6.125%, 3/15/13	300,000	318,397
2.750%, 9/15/15	1,500,000	1,508,482
7.125%, 3/15/18	819,000	992,726
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,000,000	1,038,261
6.400%, 7/1/17	500,000	590,488
4.750%, 1/30/20	182,000	194,519
UnitedHealth Group, Inc.
5.000%, 8/15/14	2,000,000	2,190,852
6.000%, 2/15/18	1,580,000	1,874,896
4.700%, 2/15/21	750,000	827,710
WellPoint, Inc.
6.000%, 2/15/14	446,000	492,882
5.000%, 12/15/14	40,000	43,866
5.250%, 1/15/16	500,000	556,553
5.875%, 6/15/17	639,000	730,953
7.000%, 2/15/19	1,022,000	1,261,413
4.350%, 8/15/20	1,000,000	1,058,144

		29,799,638

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,500,000	1,641,438
5.000%, 7/15/20	755,000	814,557
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,017,967
6.000%, 3/1/20	1,000,000	1,107,067
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,000,000	1,028,231
3.200%, 3/1/16	1,500,000	1,575,657
4.500%, 3/1/21	1,000,000	1,111,022

		8,295,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	$350,000	$369,167
2.700%, 5/27/15	2,800,000	2,939,269
5.875%, 5/15/16	763,000	898,197
5.600%, 11/30/17	693,000	823,572
5.125%, 4/1/19	1,700,000	2,004,572
4.125%, 5/27/20	1,400,000	1,549,668
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,026,999
AstraZeneca plc
5.900%, 9/15/17	2,485,000	2,968,981
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	129,666
5.450%, 5/1/18	1,208,000	1,443,080
Eli Lilly and Co.
5.200%, 3/15/17	1,604,000	1,861,402
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	2,268,000	2,419,495
5.650%, 5/15/18	3,460,000	4,184,012
Hospira, Inc.
5.900%, 6/15/14	205,000	224,629
6.400%, 5/15/15	1,251,000	1,416,202
Johnson & Johnson
1.200%, 5/15/14	1,000,000	1,014,268
2.150%, 5/15/16	800,000	825,683
5.550%, 8/15/17	2,000,000	2,405,744
5.150%, 7/15/18	538,000	652,193
3.550%, 5/15/21	400,000	442,234
Merck & Co., Inc.
5.300%, 12/1/13	1,500,000	1,641,442
4.750%, 3/1/15	1,000,000	1,123,210
4.000%, 6/30/15	1,139,000	1,252,612
6.000%, 9/15/17	1,058,000	1,289,557
5.000%, 6/30/19	950,000	1,128,724
3.875%, 1/15/21	1,000,000	1,087,437
Novartis Capital Corp.
1.900%, 4/24/13	1,117,000	1,139,863
4.125%, 2/10/14	600,000	645,156
2.900%, 4/24/15	2,800,000	2,963,257
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,841,197
Pfizer, Inc.
4.500%, 2/15/14	596,000	647,722
5.350%, 3/15/15	1,846,000	2,103,124
6.200%, 3/15/19	3,421,000	4,286,982
Sanofi S.A.
1.625%, 3/28/14	600,000	610,019
2.625%, 3/29/16	1,300,000	1,344,971
4.000%, 3/29/21	1,700,000	1,844,080
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	190,000	217,383
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	1,469,000	1,539,881
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	231,000	250,051
6.125%, 8/15/19	288,000	340,027
Wyeth
5.500%, 3/15/13	208,000	222,295
5.500%, 2/1/14	2,570,000	2,829,274
5.500%, 2/15/16	1,335,000	1,535,925
5.450%, 4/1/17	500,000	583,924

		64,067,146

Total Health Care		136,171,833

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co.
1.875%, 11/20/12	3,000,000	3,030,354
5.125%, 2/15/13	35,000	36,974
5.000%, 3/15/14	300,000	329,149
3.500%, 2/15/15	685,000	734,678
6.000%, 3/15/19	846,000	1,027,525
4.875%, 2/15/20	886,000	1,010,967
Embraer Overseas Ltd.
6.375%, 1/15/20	1,000,000	1,085,000
General Dynamics Corp.
4.250%, 5/15/13	208,000	219,690
5.250%, 2/1/14	2,000,000	2,198,298
2.250%, 7/15/16	500,000	512,145
3.875%, 7/15/21	500,000	543,538
Goodrich Corp.
6.125%, 3/1/19	250,000	301,011
4.875%, 3/1/20	269,000	303,492
3.600%, 2/1/21	800,000	820,522
Honeywell International, Inc.
3.875%, 2/15/14	1,500,000	1,613,009
5.400%, 3/15/16	110,000	127,765
5.300%, 3/1/18	944,000	1,110,038
5.000%, 2/15/19	846,000	979,486
4.250%, 3/1/21	500,000	554,858
ITT Corp.
4.900%, 5/1/14	400,000	437,291
6.125%, 5/1/19	562,000	720,597
L-3 Communications Corp.
5.200%, 10/15/19	1,000,000	1,055,123
4.950%, 2/15/21	1,000,000	1,043,492
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	487,664
2.125%, 9/15/16	500,000	497,132
4.250%, 11/15/19	1,243,000	1,351,483
3.350%, 9/15/21	500,000	495,062
Northrop Grumman Corp.
3.700%, 8/1/14	224,000	237,769
1.850%, 11/15/15	1,000,000	994,179
5.050%, 8/1/19	59,000	66,812
Raytheon Co.
1.625%, 10/15/15	500,000	498,584
6.400%, 12/15/18	208,000	256,049
4.400%, 2/15/20	769,000	834,557
3.125%, 10/15/20	1,000,000	995,862
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	157,978
Textron, Inc.
6.200%, 3/15/15	300,000	322,251
4.625%, 9/21/16	250,000	253,056
7.250%, 10/1/19	500,000	560,136
5.950%, 9/21/21	250,000	261,499
United Technologies Corp.
4.875%, 5/1/15	1,000,000	1,121,850
5.375%, 12/15/17	1,008,000	1,169,046
6.125%, 2/1/19	1,396,000	1,711,881
4.500%, 4/15/20	1,175,000	1,304,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Xylem, Inc.
3.550%, 9/20/16(b)§	$500,000	$508,465

		33,880,444

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	250,000	283,038
8.000%, 1/15/19	682,000	889,992
United Parcel Service, Inc.
4.500%, 1/15/13	2,208,000	2,319,058
5.125%, 4/1/19	2,000,000	2,428,342
3.125%, 1/15/21	1,300,000	1,357,219

		7,277,649

Airlines (0.1%)
American Airlines, Inc.
Series 09-1A
10.375%, 7/2/19	938,617	999,627
Continental Airlines, Inc.
9.000%, 7/8/16	576,424	628,302
4.750%, 1/12/21	1,000,000	960,000
Delta Air Lines, Inc. 4.950%, 5/23/19	1,084,246	1,051,319
7.750%, 12/17/19	417,868	439,806
Southwest Airlines Co. 5.250%, 10/1/14	553,000	592,933
5.750%, 12/15/16	461,000	511,050

		5,183,037

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	2,921,745
8.125%, 7/15/18	269,000	314,636
Owens Corning, Inc.
6.500%, 12/1/16	519,000	559,865
9.000%, 6/15/19	500,000	590,342

		4,386,588

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,603,125
Avery Dennison Corp.
5.375%, 4/15/20	169,000	171,851
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	335,757
4.750%, 5/1/19	200,000	232,212
Cornell University
5.450%, 2/1/19	200,000	239,162
Dartmouth College
4.750%, 6/1/19	135,000	153,920
Johns Hopkins University
5.250%, 7/1/19	656,000	774,100
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	518,045
4.875%, 8/15/14	500,000	536,619
4.750%, 1/15/16	69,000	73,247
5.750%, 9/15/17	640,000	656,202
6.250%, 3/15/19	1,700,000	1,911,757
Republic Services, Inc.
3.800%, 5/15/18	500,000	519,913
5.500%, 9/15/19	964,000	1,100,423
Vanderbilt University
5.250%, 4/1/19	273,000	318,706
Waste Management, Inc.
6.375%, 11/15/12	500,000	529,500
5.000%, 3/15/14	69,000	74,972
6.100%, 3/15/18	346,000	398,828
7.375%, 3/11/19	700,000	877,309
4.750%, 6/30/20	200,000	217,443
4.600%, 3/1/21	500,000	536,360
Yale University
2.900%, 10/15/14	2,273,000	2,411,289

		14,190,740

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	1,319,000	1,442,387
5.125%, 12/1/16	500,000	578,337
4.875%, 10/15/19	1,520,000	1,764,539
Roper Industries, Inc.
6.625%, 8/15/13	300,000	324,904
6.250%, 9/1/19	500,000	591,269

		4,701,436

Industrial Conglomerates (0.4%)
3M Co.
4.375%, 8/15/13	1,269,000	1,360,789
1.375%, 9/29/16	500,000	497,296
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	108,198
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	265,942
Cooper U.S., Inc.
5.250%, 11/15/12	69,000	72,228
2.375%, 1/15/16	500,000	505,612
3.875%, 12/15/20	500,000	531,684
Danaher Corp.
1.300%, 6/23/14	295,000	298,413
2.300%, 6/23/16	750,000	768,313
5.625%, 1/15/18	346,000	414,491
5.400%, 3/1/19	500,000	600,154
3.900%, 6/23/21	500,000	537,782
GE Capital Trust I
6.375%, 11/15/67(l)	900,000	867,375
General Electric Co.
5.000%, 2/1/13	4,079,000	4,272,059
5.250%, 12/6/17	3,520,000	3,910,945
Harsco Corp.
2.700%, 10/15/15	719,000	731,445
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,269,000	1,498,372
6.875%, 8/15/18	846,000	1,037,405
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	1,500,000	1,723,779
Tyco Electronics Group S.A.
6.000%, 10/1/12	612,000	641,283
6.550%, 10/1/17	1,000,000	1,175,421
4.875%, 1/15/21	60,000	63,517
Tyco International Finance S.A.
6.000%, 11/15/13	639,000	699,587
4.125%, 10/15/14	104,000	110,562
3.375%, 10/15/15	269,000	279,767
3.750%, 1/15/18	1,650,000	1,756,546
8.500%, 1/15/19	508,000	663,119
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	250,000	313,446

		25,705,530

Machinery (0.1%)
Caterpillar, Inc.
1.375%, 5/27/14	350,000	352,336
3.900%, 5/27/21	350,000	377,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Deere & Co.
4.375%, 10/16/19	$439,000	$495,891
Dover Corp.
5.450%, 3/15/18	466,000	551,977
4.300%, 3/1/21	500,000	557,338
Eaton Corp.
6.950%, 3/20/19	1,500,000	1,936,471
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	621,231
3.375%, 9/15/21§	300,000	307,418
Pall Corp.
5.000%, 6/15/20	200,000	224,575
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	596,211
Pentair, Inc.
5.000%, 5/15/21	450,000	469,949
Snap-On, Inc.
4.250%, 1/15/18	200,000	219,870

		6,710,746

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	230,000	237,001
Equifax, Inc.
4.450%, 12/1/14	269,000	286,601
Verisk Analytics, Inc.
5.800%, 5/1/21	500,000	561,325

		1,084,927

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	346,000	407,628
4.700%, 10/1/19	525,000	584,903
3.600%, 9/1/20	1,500,000	1,526,550
Canadian National Railway Co.
4.400%, 3/15/13	1,000,000	1,050,497
5.550%, 3/1/19	783,000	940,703
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	188,702
7.250%, 5/15/19	600,000	752,454
Con-way, Inc.
7.250%, 1/15/18	500,000	560,805
CSX Corp.
5.750%, 3/15/13	1,000,000	1,062,959
6.250%, 4/1/15	1,069,000	1,233,555
6.250%, 3/15/18	460,000	554,238
7.375%, 2/1/19	693,000	878,002
3.700%, 10/30/20	200,000	206,255
4.250%, 6/1/21	500,000	530,143
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	271,245
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,419,172
5.750%, 4/1/18	346,000	405,552
5.900%, 6/15/19	1,145,000	1,377,863
Ryder System, Inc.
7.200%, 9/1/15	474,000	563,412
3.600%, 3/1/16	439,000	458,123
5.850%, 11/1/16	699,000	806,718
Union Pacific Corp.
5.450%, 1/31/13	1,000,000	1,059,617
5.125%, 2/15/14	500,000	545,127
6.125%, 2/15/20	1,346,000	1,635,184
4.000%, 2/1/21	170,000	180,487

		19,199,894

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 10/1/12	250,000	257,119
8.750%, 5/15/14	300,000	346,948
4.750%, 5/15/15	160,000	169,521
3.500%, 7/15/16	200,000	199,139

		972,727

Total Industrials		123,293,718

Information Technology (1.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.625%, 3/14/14	1,700,000	1,728,951
5.500%, 2/22/16	3,214,000	3,705,655
3.150%, 3/14/17	500,000	525,596
4.950%, 2/15/19	2,381,000	2,709,471
4.450%, 1/15/20	1,346,000	1,488,276
Harris Corp.
5.000%, 10/1/15	200,000	221,693
6.375%, 6/15/19	165,000	197,005
4.400%, 12/15/20	1,000,000	1,063,877
Motorola Solutions, Inc.
6.000%, 11/15/17	741,000	820,269
Nokia Oyj
5.375%, 5/15/19	846,000	825,186

		13,285,979

Computers & Peripherals (0.3%)
Dell, Inc.
1.400%, 9/10/13	2,200,000	2,212,399
5.625%, 4/15/14	139,000	151,143
2.300%, 9/10/15	200,000	201,138
5.875%, 6/15/19	769,000	875,756
Hewlett-Packard Co.
4.500%, 3/1/13	416,000	433,977
1.250%, 9/13/13	5,300,000	5,261,299
4.750%, 6/2/14	1,693,000	1,818,925
2.125%, 9/13/15	300,000	297,384
2.650%, 6/1/16	2,000,000	1,997,526
5.500%, 3/1/18	2,500,000	2,789,468
4.300%, 6/1/21	1,000,000	1,009,565
Lexmark International, Inc.
5.900%, 6/1/13	300,000	318,424

		17,367,004

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	269,000	285,194
Arrow Electronics, Inc.
3.375%, 11/1/15	500,000	494,868
6.000%, 4/1/20	304,000	324,645
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,077,223
Corning, Inc.
6.625%, 5/15/19	74,000	90,060
4.250%, 8/15/20	180,000	190,512

		2,462,502

Internet Software & Services (0.1%) eBay, Inc.
0.875%, 10/15/13	85,000	85,292
1.625%, 10/15/15	700,000	702,096
3.250%, 10/15/20	200,000	198,791
Google, Inc.
1.250%, 5/19/14	850,000	861,724
2.125%, 5/19/16	850,000	875,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/19/21	$850,000	$901,546

		3,625,082

IT Services (0.3%)
Computer Sciences Corp.
5.500%, 3/15/13	700,000	733,125
6.500%, 3/15/18	1,000,000	1,080,137
Fiserv, Inc.
3.125%, 10/1/15	1,000,000	1,017,942
6.800%, 11/20/17	500,000	581,312
HP Enterprise Services LLC
6.000%, 8/1/13	513,000	550,058
International Business Machines Corp.
4.750%, 11/29/12	208,000	217,645
2.100%, 5/6/13	1,700,000	1,734,649
1.000%, 8/5/13	4,455,000	4,487,107
1.250%, 5/12/14	850,000	857,020
1.950%, 7/22/16	950,000	958,347
5.700%, 9/14/17	5,539,000	6,590,053
SAIC, Inc.
4.450%, 12/1/20§	200,000	216,756
Western Union Co.
6.500%, 2/26/14	700,000	771,632
5.253%, 4/1/20	1,002,000	1,116,173

		20,911,956

Office Electronics (0.1%)
Xerox Corp.
5.650%, 5/15/13	500,000	529,157
8.250%, 5/15/14	184,000	209,481
4.250%, 2/15/15	1,673,000	1,769,663
6.750%, 2/1/17	1,224,000	1,404,808
6.350%, 5/15/18	803,000	912,731
5.625%, 12/15/19	539,000	581,745
4.500%, 5/15/21	185,000	185,021

		5,592,606

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	373,000	407,705
3.000%, 4/15/16	400,000	414,628
Broadcom Corp.
1.500%, 11/1/13§	500,000	500,952
Intel Corp.
1.950%, 10/1/16	1,500,000	1,510,823
3.300%, 10/1/21	307,000	313,613
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	307,372
Maxim Integrated Products, Inc.
3.450%, 6/14/13	269,000	277,479
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,071,465
Texas Instruments, Inc.
0.875%, 5/15/13	500,000	501,622
1.375%, 5/15/14	850,000	859,211
2.375%, 5/16/16	850,000	871,616

		7,036,486

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	282,426
4.750%, 2/1/20	837,000	879,327
CA, Inc.
6.125%, 12/1/14	200,000	222,387
5.375%, 12/1/19	800,000	880,070
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,123,915
Microsoft Corp.
2.950%, 6/1/14	1,837,000	1,949,650
2.500%, 2/8/16	3,000,000	3,146,535
4.200%, 6/1/19	386,000	427,820
3.000%, 10/1/20	500,000	512,786
4.000%, 2/8/21	1,500,000	1,656,361
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,064,213
3.750%, 7/8/14	475,000	511,551
5.250%, 1/15/16	2,766,000	3,177,058
5.750%, 4/15/18	1,304,000	1,553,629
5.000%, 7/8/19	3,500,000	4,039,276
Symantec Corp.
2.750%, 9/15/15	100,000	101,317
4.200%, 9/15/20	1,100,000	1,073,679

		22,602,000

Total Information Technology		92,883,615

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	605,433
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	238,819
4.375%, 8/21/19	339,000	373,278
Airgas, Inc.
2.850%, 10/1/13	269,000	275,269
3.250%, 10/1/15	700,000	721,210
Albemarle Corp.
4.500%, 12/15/20	500,000	538,671
Cabot Corp.
5.000%, 10/1/16	339,000	371,611
Cytec Industries, Inc.
8.950%, 7/1/17	500,000	632,549
Dow Chemical Co.
6.000%, 10/1/12	427,000	446,488
7.600%, 5/15/14	747,000	848,422
5.900%, 2/15/15	500,000	551,942
2.500%, 2/15/16	2,310,000	2,272,548
8.550%, 5/15/19	2,205,000	2,824,517
4.250%, 11/15/20	1,690,000	1,699,079
E.I. du Pont de Nemours & Co.
5.000%, 1/15/13	100,000	105,016
5.000%, 7/15/13	2,208,000	2,369,144
1.750%, 3/25/14	1,000,000	1,020,314
3.250%, 1/15/15	1,073,000	1,141,768
1.950%, 1/15/16	1,000,000	1,009,106
5.250%, 12/15/16	69,000	79,209
6.000%, 7/15/18	1,597,000	1,945,876
5.750%, 3/15/19	500,000	598,934
4.625%, 1/15/20	69,000	77,549
3.625%, 1/15/21	1,500,000	1,565,731
Eastman Chemical Co.
5.500%, 11/15/19	372,000	417,759
Lubrizol Corp.
8.875%, 2/1/19	500,000	678,101
Monsanto Co.
5.125%, 4/15/18	769,000	903,644
Mosaic Co.
7.625%, 12/1/16§	831,000	871,511
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	1,075,000	1,183,126
3.750%, 9/30/15	295,000	313,309
3.250%, 12/1/17	500,000	520,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 5/15/19	$760,000	$929,464
4.875%, 3/30/20	194,000	217,552
PPG Industries, Inc.
5.750%, 3/15/13	668,000	711,299
1.900%, 1/15/16	650,000	647,128
6.650%, 3/15/18	300,000	369,098
3.600%, 11/15/20	350,000	361,036
Praxair, Inc.
2.125%, 6/14/13	1,669,000	1,708,325
4.625%, 3/30/15	849,000	936,843
4.500%, 8/15/19	700,000	771,579
4.050%, 3/15/21	500,000	541,694
3.000%, 9/1/21	500,000	500,931
Rohm & Haas Co.
5.600%, 3/15/13	1,554,000	1,641,033
RPM International, Inc.
6.125%, 10/15/19	600,000	647,959
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	394,012
Valspar Corp.
7.250%, 6/15/19	339,000	409,377

		37,987,712

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	338,258

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	653,000	707,426
6.800%, 8/1/19	321,000	378,052
Packaging Corp. of America
5.750%, 8/1/13	411,000	438,783

		1,524,261

Metals & Mining (0.8%)
Alcoa, Inc.
6.000%, 7/15/13	2,008,000	2,147,377
6.750%, 7/15/18	789,000	845,101
5.720%, 2/23/19	300,000	301,089
6.150%, 8/15/20	1,000,000	1,012,981
5.400%, 4/15/21	1,250,000	1,211,283
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	634,417
5.950%, 1/15/21	90,000	94,721
ArcelorMittal S.A.
5.375%, 6/1/13	708,000	722,448
9.000%, 2/15/15	506,000	556,395
3.750%, 8/5/15	2,500,000	2,334,252
6.125%, 6/1/18	774,000	747,197
9.850%, 6/1/19	898,000	1,017,498
5.250%, 8/5/20	1,500,000	1,340,178
5.500%, 3/1/21	1,500,000	1,344,075
Barrick Gold Corp.
1.750%, 5/30/14	950,000	954,469
2.900%, 5/30/16	800,000	810,509
6.950%, 4/1/19	1,923,000	2,331,612
Barrick North America Finance LLC
4.400%, 5/30/21	1,250,000	1,281,795
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	248,000	261,537
5.500%, 4/1/14	2,046,000	2,247,415
7.250%, 3/1/16	598,000	722,779
5.400%, 3/29/17	139,000	159,320
6.500%, 4/1/19	2,046,000	2,514,172
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	700,000	742,545
4.800%, 10/1/20	143,000	139,153
Commercial Metals Co.
6.500%, 7/15/17	300,000	299,278
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	2,893,000	3,102,742
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,010,169
Nucor Corp.
5.750%, 12/1/17	708,000	834,165
5.850%, 6/1/18	700,000	830,287
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	523,340
5.000%, 6/1/15	1,000,000	1,083,217
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	968,000	1,144,738
1.875%, 11/2/15	2,500,000	2,502,625
2.500%, 5/20/16	600,000	606,599
2.250%, 9/20/16	1,000,000	997,757
6.500%, 7/15/18	920,000	1,103,909
9.000%, 5/1/19	487,000	655,389
3.500%, 11/2/20	1,000,000	983,318
4.125%, 5/20/21	1,250,000	1,285,701
3.750%, 9/20/21	1,000,000	996,036
Southern Copper Corp.
5.375%, 4/16/20	118,000	120,360
Teck Resources Ltd.
9.750%, 5/15/14	500,000	592,620
3.850%, 8/15/17	3,000,000	3,161,130
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,629,784
5.625%, 9/15/19	500,000	523,500
4.625%, 9/15/20	1,500,000	1,455,000
WMC Finance USA Ltd.
5.125%, 5/15/13	500,000	531,597
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	560,331

		54,007,910

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,600,000	1,608,509
International Paper Co.
5.300%, 4/1/15	1,009,000	1,070,610
7.950%, 6/15/18	1,744,000	2,014,369
9.375%, 5/15/19	500,000	611,169

		5,304,657

Total Materials		99,162,798

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
4.950%, 1/15/13	3,608,000	3,778,803
6.700%, 11/15/13	1,000,000	1,110,873
4.850%, 2/15/14	846,000	909,484
5.100%, 9/15/14	768,000	843,419
2.500%, 8/15/15	4,000,000	4,089,196
2.950%, 5/15/16	1,100,000	1,135,090
5.625%, 6/15/16	416,000	474,258
2.400%, 8/15/16	480,000	484,441
5.500%, 2/1/18	3,700,000	4,270,840
5.800%, 2/15/19	1,589,000	1,860,476
4.450%, 5/15/21	1,000,000	1,072,874
3.875%, 8/15/21	310,000	318,884
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,725,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
British Telecommunications plc
5.150%, 1/15/13	$800,000	$836,655
5.950%, 1/15/18	1,000,000	1,112,050
CenturyLink, Inc.
6.450%, 6/15/21	1,000,000	926,616
Series Q
6.150%, 9/15/19	500,000	463,553
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,046,000	1,104,657
4.875%, 7/8/14	1,423,000	1,517,665
6.750%, 8/20/18	1,500,000	1,772,601
6.000%, 7/8/19	750,000	866,569
Embarq Corp.
7.082%, 6/1/16	2,804,000	2,902,600
France Telecom S.A.
4.375%, 7/8/14	846,000	902,741
2.125%, 9/16/15	1,000,000	989,771
2.750%, 9/14/16	1,000,000	992,311
5.375%, 7/8/19	1,000,000	1,092,406
4.125%, 9/14/21	1,000,000	994,094
Qwest Corp.
7.500%, 10/1/14	557,000	601,560
8.375%, 5/1/16	1,364,000	1,496,990
6.500%, 6/1/17	750,000	774,375
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,273,000	1,244,326
6.175%, 6/18/14	1,960,000	1,950,513
5.250%, 10/1/15	1,416,000	1,349,990
6.999%, 6/4/18	1,000,000	1,002,025
7.175%, 6/18/19	690,000	691,793
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	2,000,000	1,935,458
4.949%, 1/15/15	320,000	315,710
3.729%, 4/27/15	370,000	353,105
3.992%, 2/16/16	2,955,000	2,811,756
6.421%, 6/20/16	346,000	354,733
6.221%, 7/3/17	473,000	478,008
5.877%, 7/15/19	425,000	417,147
5.134%, 4/27/20	629,000	585,817
5.462%, 2/16/21	2,210,000	2,098,574
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,070,000
Verizon Communications, Inc.
7.375%, 9/1/12	471,000	497,976
4.350%, 2/15/13	3,000,000	3,131,160
5.250%, 4/15/13	693,000	736,734
1.950%, 3/28/14	2,500,000	2,558,788
5.550%, 2/15/16	2,430,000	2,772,334
5.500%, 2/15/18	1,611,000	1,868,072
6.100%, 4/15/18	208,000	248,032
8.750%, 11/1/18	2,000,000	2,678,262
6.350%, 4/1/19	1,846,000	2,219,870
4.600%, 4/1/21	1,500,000	1,658,010
Virgin Media Secured Finance plc
5.250%, 1/15/21	1,500,000	1,614,158

		78,063,216

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	2,000,000	1,934,000
5.625%, 11/15/17	2,280,000	2,531,418
5.000%, 3/30/20	2,086,000	2,202,816
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,963,722
7.000%, 10/15/17	250,000	282,700
5.050%, 9/1/20	771,000	769,432
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	4,193,000	4,587,318
8.500%, 11/15/18	2,120,000	2,824,987
Rogers Communications, Inc.
6.375%, 3/1/14	2,000,000	2,220,030
6.800%, 8/15/18	1,116,000	1,353,403
Vodafone Group plc
5.000%, 12/16/13	208,000	224,359
4.150%, 6/10/14	777,000	834,756
5.000%, 9/15/15	3,000,000	3,339,933
5.625%, 2/27/17	1,916,000	2,195,734
4.625%, 7/15/18	80,000	88,547
5.450%, 6/10/19	1,139,000	1,335,250

		28,688,405

Total Telecommunication Services		106,751,621

Utilities (2.0%)
Electric Utilities (1.5%)
Alabama Power Co.
5.800%, 11/15/13	1,000,000	1,099,923
5.500%, 10/15/17	35,000	41,383
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,347,000
Arizona Public Service Co.
5.800%, 6/30/14	1,000,000	1,105,785
8.750%, 3/1/19	461,000	578,967
Baltimore Gas & Electric Co.
6.125%, 7/1/13	346,000	372,398
Carolina Power & Light Co.
5.300%, 1/15/19	1,500,000	1,769,303
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	846,000	952,983
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	769,039
Columbus Southern Power Co.
5.500%, 3/1/13	208,000	219,514
Commonwealth Edison Co.
1.625%, 1/15/14	300,000	302,058
5.950%, 8/15/16	500,000	578,530
1.950%, 9/1/16	175,000	173,394
6.150%, 9/15/17	940,000	1,103,003
4.000%, 8/1/20	271,000	285,875
Connecticut Light & Power Co.
Series 09-A
5.500%, 2/1/19	500,000	589,592
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	628,160
4.450%, 6/15/20	1,500,000	1,661,920
Series 02-B
4.875%, 2/1/13	922,000	968,750
7.125%, 12/1/18	943,000	1,203,784
Consumers Energy Co.
6.700%, 9/15/19	1,596,000	2,019,925
Dayton Power & Light Co.
5.125%, 10/1/13	1,000,000	1,075,802
Detroit Edison Co.
6.400%, 10/1/13	500,000	549,864
5.600%, 6/15/18	250,000	302,149
Duke Energy Carolinas LLC
5.750%, 11/15/13	1,000,000	1,096,671
7.000%, 11/15/18	346,000	442,231
Duke Energy Corp.
5.650%, 6/15/13	416,000	444,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.300%, 2/1/14	$500,000	$554,341
3.350%, 4/1/15	1,469,000	1,533,082
5.050%, 9/15/19	300,000	338,029
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	53,506
6.050%, 6/15/16	500,000	571,042
3.750%, 7/15/20	1,000,000	1,063,188
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	600,999
Edison International
3.750%, 9/15/17	500,000	506,702
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,017,535
Entergy Corp.
3.625%, 9/15/15	1,000,000	1,000,969
5.125%, 9/15/20	500,000	514,328
Entergy Texas, Inc.
7.125%, 2/1/19	500,000	606,143
Exelon Corp.
4.900%, 6/15/15	243,000	263,021
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	535,156
6.200%, 10/1/17	596,000	672,040
5.200%, 10/1/19	2,000,000	2,158,756
FirstEnergy Solutions Corp.
4.800%, 2/15/15	139,000	147,404
Florida Power & Light Co.
5.550%, 11/1/17	500,000	596,343
Florida Power Corp.
4.800%, 3/1/13	55,000	57,906
5.650%, 6/15/18	346,000	412,129
4.550%, 4/1/20	135,000	151,352
Series A
5.800%, 9/15/17	1,000,000	1,190,469
Georgia Power Co.
1.300%, 9/15/13	1,000,000	1,006,649
6.000%, 11/1/13	1,000,000	1,099,587
5.400%, 6/1/18	1,000,000	1,181,599
4.250%, 12/1/19	307,000	338,588
Great Plains Energy, Inc.
2.750%, 8/15/13	750,000	762,919
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,483,866
2.000%, 6/30/16	1,000,000	1,020,555
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,352,902
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,722,277
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	588,797
Series 09A
7.150%, 4/1/19	500,000	623,871
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	995,181
LG&E and KU Energy LLC
3.750%, 11/15/20	1,000,000	967,809
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	997,107
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	632,825
MidAmerican Energy Co.
4.650%, 10/1/14	1,500,000	1,643,693
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	416,000	436,101
5.750%, 4/1/18	750,000	864,677
Series D
5.000%, 2/15/14	170,000	183,057
Nevada Power Co.
6.500%, 8/1/18	1,208,000	1,456,436
7.125%, 3/15/19	500,000	624,263
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	1,185,000	1,205,690
7.875%, 12/15/15	200,000	238,598
6.000%, 3/1/19	846,000	984,213
Northern States Power Co.
1.950%, 8/15/15	1,169,000	1,195,383
5.250%, 3/1/18	1,208,000	1,428,727
NSTAR
4.500%, 11/15/19	269,000	295,252
NSTAR Electric Co.
5.625%, 11/15/17	750,000	889,139
Ohio Power Co.
6.000%, 6/1/16	1,000,000	1,150,601
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	500,000	538,650
5.000%, 9/30/17	1,000,000	1,100,323
6.800%, 9/1/18	500,000	608,017
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	551,821
4.800%, 3/1/14	750,000	809,771
5.625%, 11/30/17	1,000,000	1,164,878
8.250%, 10/15/18	693,000	923,124
3.500%, 10/1/20	1,000,000	1,025,003
PacifiCorp
5.650%, 7/15/18	346,000	416,468
5.500%, 1/15/19	300,000	358,918
Peco Energy Co.
5.000%, 10/1/14	1,000,000	1,101,368
Portland General Electric Co.
6.100%, 4/15/19	373,000	458,066
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	551,451
6.500%, 5/1/18	69,000	80,713
Progress Energy, Inc.
6.050%, 3/15/14	1,000,000	1,100,723
7.050%, 3/15/19	1,000,000	1,243,616
PSEG Power LLC
2.500%, 4/15/13	202,000	204,567
5.125%, 4/15/20	1,175,000	1,276,071
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	41,343
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	57,735
4.400%, 2/1/21	150,000	160,308
Public Service Electric & Gas Co.
5.375%, 9/1/13	208,000	224,088
6.330%, 11/1/13	1,500,000	1,653,621
5.300%, 5/1/18	596,000	705,350
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	535,451
South Carolina Electric & Gas Co.
6.500%, 11/1/18	1,000,000	1,255,731
Southern California Edison Co.
5.750%, 3/15/14	916,000	1,015,675
5.500%, 8/15/18	500,000	596,522
Southern Co.
4.150%, 5/15/14	302,000	321,869
1.950%, 9/1/16	310,000	308,585
Southern Natural Gas Co.
5.900%, 4/1/17§	846,000	948,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Power Co.
Series D
4.875%, 7/15/15	$1,000,000	$1,090,809
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	300,064
Southwestern Public Service Co.
Series G
8.750%, 12/1/18	500,000	680,861
Tampa Electric Co.
6.100%, 5/15/18	194,000	233,972
Toledo Edison Co.
7.250%, 5/1/20	585,000	739,886
TransAlta Corp.
4.750%, 1/15/15	1,600,000	1,699,686
UIL Holdings Corp.
4.625%, 10/1/20	500,000	516,604
Union Electric Co.
6.700%, 2/1/19	881,000	1,082,232
Virginia Electric & Power Co.
5.400%, 4/30/18	1,000,000	1,177,453
Series A
4.750%, 3/1/13	208,000	218,756
5.400%, 1/15/16	930,000	1,069,377
Series B
5.000%, 6/30/19	774,000	892,951
Westar Energy, Inc.
5.100%, 7/15/20	500,000	560,869
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	743,295
2.950%, 9/15/21	500,000	498,796
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	310,540

		97,751,723

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	500,000	493,050
Atmos Energy Corp.
8.500%, 3/15/19	650,000	877,708
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	601,555
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	508,000	553,893
6.000%, 5/15/18	346,000	400,445
4.500%, 1/15/21	1,135,000	1,167,207
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	200,759
El Paso Natural Gas Co.
5.950%, 4/15/17	500,000	562,467
Oneok, Inc.
5.200%, 6/15/15	500,000	548,675
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	750,000	871,101
Questar Corp.
2.750%, 2/1/16	125,000	127,828
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,380,111

		7,784,799

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	524,248
5.150%, 12/1/20	500,000	509,914
Tennessee Valley Authority
4.750%, 8/1/13	2,000,000	2,154,208
5.500%, 7/18/17	2,894,000	3,497,850
3.875%, 2/15/21	1,830,000	2,060,293

		8,746,513

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	280,151
Ameren Corp.
8.875%, 5/15/14	970,000	1,097,197
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	588,077
Dominion Resources, Inc.
5.000%, 12/1/14	208,000	228,539
5.150%, 7/15/15	271,000	304,027
2.250%, 9/1/15	1,500,000	1,522,608
6.000%, 11/30/17	941,000	1,113,102
8.875%, 1/15/19	346,000	461,177
5.200%, 8/15/19	316,000	364,878
7.500%, 6/30/66(l)	200,000	206,250
Series A
5.600%, 11/15/16	280,000	320,702
DTE Energy Co.
7.625%, 5/15/14	1,152,000	1,317,037
6.350%, 6/1/16	208,000	239,540
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	191,750
National Grid plc
6.300%, 8/1/16	846,000	972,562
NiSource Finance Corp.
5.400%, 7/15/14	500,000	541,472
6.400%, 3/15/18	1,250,000	1,455,298
6.800%, 1/15/19	1,460,000	1,702,967
5.450%, 9/15/20	69,000	74,849
PG&E Corp.
5.750%, 4/1/14	500,000	548,269
SCANA Corp.
6.250%, 4/1/20	200,000	230,131
Sempra Energy
6.000%, 2/1/13	208,000	220,334
6.500%, 6/1/16	409,000	478,539
9.800%, 2/15/19	1,000,000	1,399,455
Veolia Environnement S.A.
6.000%, 6/1/18	1,067,000	1,182,141
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	529,337
Xcel Energy, Inc.
4.700%, 5/15/20	1,000,000	1,117,835

		18,688,224

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	530,909

Total Utilities		133,502,168

Total Corporate Bonds		2,017,748,299

Government Securities (68.8%)
Agency ABS (4.1%)
Federal Farm Credit Bank
0.400%, 11/2/12	400,000	400,378
1.750%, 2/21/13	7,000,000	7,121,912
1.375%, 6/25/13	500,000	508,871
1.125%, 2/27/14	4,000,000	4,055,824
Federal Home Loan Bank
1.125%, 5/18/12	1,000	1,005
1.750%, 8/22/12	1,000	1,013
4.500%, 11/15/12	6,386,000	6,678,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
0.500%, 11/16/12	$1,500,000	$1,500,529
1.750%, 12/14/12	1,000,000	1,016,480
1.500%, 1/16/13	2,000,000	2,029,442
1.625%, 3/20/13	10,346,000	10,537,546
1.000%, 5/17/13	1,500,000	1,501,125
1.875%, 6/21/13	7,346,000	7,533,536
4.500%, 9/16/13	5,000,000	5,395,820
0.875%, 10/28/13	2,200,000	2,200,774
1.050%, 11/25/13	1,200,000	1,201,306
0.875%, 12/27/13	2,000,000	2,017,392
1.375%, 5/28/14	5,750,000	5,867,881
2.000%, 12/9/14	2,400,000	2,406,679
2.750%, 12/12/14	5,000,000	5,312,450
1.550%, 11/18/15	400,000	400,672
Federal Home Loan Mortgage Corp.
0.625%, 12/28/12	5,000,000	5,018,525
1.375%, 1/9/13	1,386,000	1,404,309
1.625%, 4/15/13	10,000,000	10,192,360
0.700%, 4/29/13	200,000	200,058
0.625%, 5/23/13	1,000,000	1,000,334
0.750%, 6/7/13	1,200,000	1,200,677
4.000%, 6/12/13	5,000,000	5,304,195
0.500%, 10/3/13	1,500,000	1,497,531
1.150%, 10/7/13	2,000,000	2,000,190
0.500%, 10/18/13	2,500,000	2,496,887
1.375%, 10/18/13	1,000,000	1,000,395
0.550%, 10/25/13	3,000,000	3,000,000
0.875%, 10/28/13	10,000,000	10,087,700
1.000%, 12/9/13	1,200,000	1,201,410
1.050%, 12/9/13	3,000,000	3,003,357
1.000%, 1/27/14	400,000	400,156
1.375%, 2/25/14	5,000,000	5,104,290
1.450%, 4/11/14	1,000,000	1,000,240
1.625%, 4/18/14	2,000,000	2,001,018
1.200%, 4/28/14	400,000	400,213
1.250%, 5/23/14	1,200,000	1,201,488
1.350%, 5/23/14	1,500,000	1,501,963
1.300%, 6/2/14	1,200,000	1,201,691
1.125%, 6/30/14	600,000	600,890
0.800%, 10/24/14	1,200,000	1,199,567
5.000%, 11/13/14	1,000,000	1,132,297
1.500%, 11/25/14	4,000,000	4,006,104
1.350%, 1/6/15	600,000	601,307
2.875%, 2/9/15	5,020,000	5,366,817
1.500%, 7/13/15	600,000	603,817
1.750%, 9/10/15	5,000,000	5,155,425
1.050%, 9/28/15	600,000	597,056
1.750%, 11/23/15	1,000,000	1,001,983
2.250%, 12/21/15	400,000	401,849
4.750%, 1/19/16	3,500,000	4,040,351
2.500%, 5/25/16	1,500,000	1,504,567
Federal National Mortgage Association
0.500%, 10/30/12	10,000,000	10,028,420
0.550%, 11/1/12	2,000,000	2,000,410
0.375%, 12/28/12	10,000,000	10,009,960
1.750%, 2/22/13	6,386,000	6,504,875
0.750%, 2/26/13	5,000,000	5,026,885
1.750%, 5/7/13	5,600,000	5,715,674
1.500%, 6/26/13	1,000,000	1,018,898
0.500%, 8/9/13	10,000,000	10,010,190
1.125%, 9/17/13	1,000,000	1,011,289
1.000%, 9/23/13	8,000,000	8,080,488
1.125%, 9/30/13	2,079,000	2,105,950
0.500%, 10/3/13	1,500,000	1,495,176
1.125%, 10/8/13	2,539,000	2,572,032
1.000%, 10/15/13	539,000	542,484
0.750%, 10/25/13	400,000	400,119
0.875%, 11/4/13	500,000	500,163
0.800%, 11/29/13	400,000	400,348
1.000%, 11/29/13	2,000,000	2,001,892
0.750%, 12/18/13	5,000,000	5,022,145
1.300%, 12/30/13	400,000	400,887
1.500%, 12/30/13	400,000	400,905
1.450%, 1/24/14	2,000,000	2,006,846
1.375%, 1/27/14	800,000	802,316
1.550%, 1/27/14	500,000	501,501
1.350%, 2/24/14	539,000	549,116
1.250%, 2/27/14	5,000,000	5,088,060
1.000%, 4/25/14	1,000,000	1,000,384
0.700%, 10/17/14	3,000,000	2,981,133
0.800%, 10/17/14	3,000,000	3,000,000
1.250%, 10/28/14	400,000	400,211
5.000%, 3/2/15	1,000,000	1,141,191
2.375%, 7/28/15	5,000,000	5,260,640
2.150%, 8/4/15	269,000	280,133
2.000%, 9/21/15	400,000	413,570
1.875%, 10/15/15	339,000	349,696
1.625%, 10/26/15	5,000,000	5,127,460
1.550%, 10/27/15	400,000	400,345
1.520%, 10/28/15	200,000	200,191
1.650%, 10/29/15	500,000	500,510
1.625%, 11/9/15	200,000	200,288
1.500%, 11/23/15	800,000	795,570
2.000%, 11/30/15	400,000	401,056
2.375%, 4/11/16	5,000,000	5,270,215
2.250%, 6/6/16	1,200,000	1,212,849
2.150%, 6/28/16	600,000	602,482
2.200%, 7/5/16	600,000	602,449
Financing Corp.
10.700%, 10/6/17	1,200,000	1,814,051

		271,471,399

Foreign Governments (2.6%)
Canadian Government Bond
2.375%, 9/10/14	2,485,000	2,615,316
Development Bank of Japan
4.250%, 6/9/15	500,000	552,298
5.125%, 2/1/17	1,000,000	1,174,867
Egypt Government AID Bonds
4.450%, 9/15/15	1,000,000	1,130,620
Export-Import Bank of Korea
8.125%, 1/21/14	2,789,000	3,113,068
5.875%, 1/14/15	800,000	850,664
4.125%, 9/9/15	2,650,000	2,671,648
5.125%, 6/29/20	500,000	506,919
4.000%, 1/29/21	1,500,000	1,386,427
Federative Republic of Brazil
10.250%, 6/17/13	1,693,000	1,938,485
7.875%, 3/7/15	2,000,000	2,353,000
6.000%, 1/17/17	3,000,000	3,424,500
8.000%, 1/15/18	1,449,500	1,712,584
5.875%, 1/15/19	2,500,000	2,868,750
8.875%, 10/14/19	554,000	750,670
4.875%, 1/22/21	1,500,000	1,603,500
Japan Finance Corp.
2.125%, 11/5/12	5,500,000	5,597,367
4.250%, 6/18/13	416,000	441,559
2.875%, 2/2/15	2,500,000	2,647,100
2.500%, 1/21/16	2,000,000	2,092,688
2.500%, 5/18/16	1,000,000	1,044,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Japan Finance Organization for Municipalities
4.625%, 4/21/15	$1,500,000	$1,681,191
5.000%, 5/16/17	1,000,000	1,170,246
4.000%, 1/13/21	600,000	666,953
Korea Development Bank
5.300%, 1/17/13	1,516,000	1,568,168
5.750%, 9/10/13	70,000	74,187
8.000%, 1/23/14	2,500,000	2,777,105
4.375%, 8/10/15	615,000	628,670
3.250%, 3/9/16	100,000	96,399
4.000%, 9/9/16	1,000,000	989,051
Korea Finance Corp.
3.250%, 9/20/16	650,000	624,073
People’s Republic of China
4.750%, 10/29/13	1,000,000	1,072,157
Province of British Columbia
2.850%, 6/15/15	1,724,000	1,838,177
2.100%, 5/18/16	1,000,000	1,039,038
Province of Manitoba
2.125%, 4/22/13	3,000,000	3,074,850
1.375%, 4/28/14	300,000	305,768
4.900%, 12/6/16	650,000	757,829
Province of New Brunswick
2.750%, 6/15/18	1,250,000	1,307,089
Province of Nova Scotia
2.375%, 7/21/15	500,000	520,815
5.125%, 1/26/17	1,233,000	1,446,594
Province of Ontario
1.875%, 11/19/12	2,000,000	2,028,608
3.500%, 7/15/13	1,000,000	1,049,846
1.375%, 1/27/14	6,000,000	6,066,672
4.100%, 6/16/14	2,193,000	2,372,894
2.950%, 2/5/15	2,000,000	2,114,144
2.700%, 6/16/15	6,000,000	6,305,040
5.450%, 4/27/16	700,000	822,092
2.300%, 5/10/16	2,000,000	2,071,892
4.950%, 11/28/16	416,000	482,571
4.000%, 10/7/19	777,000	867,004
4.400%, 4/14/20	5,000,000	5,693,190
Province of Quebec
4.875%, 5/5/14	416,000	458,151
4.600%, 5/26/15	1,270,000	1,425,543
5.125%, 11/14/16	1,520,000	1,780,326
4.625%, 5/14/18	1,416,000	1,642,097
3.500%, 7/29/20	1,500,000	1,602,300
Republic of Chile
5.500%, 1/15/13	996,000	1,048,011
3.875%, 8/5/20	400,000	417,000
Republic of Colombia
8.250%, 12/22/14	1,500,000	1,764,750
7.375%, 1/27/17	1,500,000	1,793,250
7.375%, 3/18/19	2,000,000	2,467,000
4.375%, 7/12/21	2,000,000	2,040,000
Republic of Hungary
4.750%, 2/3/15	1,500,000	1,470,000
6.250%, 1/29/20	1,500,000	1,455,000
6.375%, 3/29/21	2,750,000	2,675,750
Republic of Italy
2.125%, 10/5/12	2,000,000	1,964,988
4.375%, 6/15/13	693,000	694,881
2.125%, 9/16/13	1,500,000	1,440,906
4.500%, 1/21/15	3,002,000	2,967,036
3.125%, 1/26/15	5,000,000	4,729,105
5.250%, 9/20/16	1,901,000	1,888,853
5.375%, 6/12/17	2,500,000	2,461,617
Republic of Korea
4.250%, 6/1/13	500,000	515,704
5.750%, 4/16/14	1,846,000	1,984,967
4.875%, 9/22/14	545,000	577,678
7.125%, 4/16/19	1,546,000	1,871,204
Republic of Panama
7.250%, 3/15/15	1,000,000	1,143,500
5.200%, 1/30/20	943,000	1,032,114
Republic of Peru
8.375%, 5/3/16	720,000	878,400
7.125%, 3/30/19	1,209,000	1,459,868
Republic of Poland
5.250%, 1/15/14	500,000	526,250
3.875%, 7/16/15	1,443,000	1,462,480
5.000%, 10/19/15	1,193,000	1,258,615
6.375%, 7/15/19	2,923,000	3,215,737
5.125%, 4/21/21	1,500,000	1,496,250
Republic of South Africa
6.500%, 6/2/14	500,000	553,750
6.875%, 5/27/19	1,745,000	2,076,550
5.500%, 3/9/20	2,000,000	2,187,500
State of Israel
4.625%, 6/15/13	300,000	313,607
5.125%, 3/1/14	1,069,000	1,150,426
5.500%, 11/9/16	464,000	526,559
5.125%, 3/26/19	1,387,000	1,526,737
United Mexican States
6.375%, 1/16/13	208,000	219,960
5.875%, 2/17/14	3,020,000	3,267,640
6.625%, 3/3/15	474,000	534,435
5.625%, 1/15/17	4,336,000	4,830,304
5.950%, 3/19/19	1,693,000	1,921,555
8.125%, 12/30/19	1,458,000	1,953,720
5.125%, 1/15/20	3,000,000	3,247,500

		171,907,997

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	4,000	4,890
7.043%, 4/1/50	4,000	5,365
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	4,000	4,835
City & County of Denver, Colorado
5.650%, 8/1/30	4,000	4,346
City of Chicago, Illinois
6.845%, 1/1/38	2,000	2,224
6.395%, 1/1/40	4,000	4,795
Clark County, Nevada Airport
6.881%, 7/1/42	4,000	4,398
Los Angeles, California Community College District
6.750%, 8/1/49	4,000	5,362
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	204,000	241,273
Municipal Electric Authority of Georgia
6.637%, 4/1/57	2,000	2,137
7.055%, 4/1/57	4,000	4,139
New York City Municipal Water Finance Authority
5.724%, 6/15/42	2,000	2,465
6.011%, 6/15/42	4,000	5,090
New York City Transitional Finance Authority
5.508%, 8/1/37	8,000	9,434
New York State Urban Development Corp.
5.770%, 3/15/39	2,000	2,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Ohio State University
4.910%, 6/1/40	$4,000	$4,510
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	1,000	1,129
5.561%, 12/1/49	3,000	3,423
Puerto Rico Commonwealth Government Development Bank
3.670%, 5/1/14	1,000,000	1,017,200
4.704%, 5/1/16	1,000,000	1,046,420
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	2,000	2,172
San Diego County, California Water Authority
6.138%, 5/1/49	4,000	5,004
State of California
4.850%, 10/1/14	500,000	538,125
5.450%, 4/1/15	250,000	275,550
3.950%, 11/1/15	1,250,000	1,323,475
5.950%, 4/1/16	35,000	39,443
5.750%, 3/1/17	200,000	224,926
6.200%, 3/1/19	200,000	228,442
6.200%, 10/1/19	400,000	455,748
State of Illinois
3.321%, 1/1/13	269,000	273,654
4.071%, 1/1/14	269,000	276,951
4.421%, 1/1/15	269,000	279,776
4.961%, 3/1/16	3,400,000	3,591,964
5.665%, 3/1/18	2,000,000	2,152,840
State of New York
5.206%, 10/1/31	4,000	4,454

		12,048,317

Supranational (2.7%)
African Development Bank
1.750%, 10/1/12	300,000	303,705
3.000%, 5/27/14	1,193,000	1,266,390
6.875%, 10/15/15	200,000	238,223
2.500%, 3/15/16	2,000,000	2,124,100
Asian Development Bank
1.625%, 7/15/13	5,000,000	5,103,850
2.750%, 5/21/14	3,100,000	3,270,475
0.875%, 6/10/14	715,000	721,021
4.250%, 10/20/14	416,000	460,128
2.500%, 3/15/16	2,500,000	2,656,102
5.500%, 6/27/16	3,646,000	4,375,018
Corp. Andina de Fomento
3.750%, 1/15/16	2,000,000	2,023,754
5.750%, 1/12/17	346,000	377,096
8.125%, 6/4/19	979,000	1,201,311
Council of Europe Development Bank
2.750%, 2/10/15	500,000	529,669
2.625%, 2/16/16	1,500,000	1,593,367
Eksportfinans ASA
1.875%, 4/2/13	750,000	762,364
3.000%, 11/17/14	500,000	527,952
5.500%, 5/25/16	3,402,000	3,992,335
5.500%, 6/26/17	1,000,000	1,183,179
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	420,762
2.750%, 4/20/15	700,000	736,646
2.500%, 3/15/16	3,500,000	3,672,098
European Investment Bank
1.625%, 3/15/13	3,000,000	3,046,308
2.875%, 3/15/13	2,000,000	2,066,602
3.250%, 5/15/13	3,193,000	3,331,065
4.250%, 7/15/13	3,109,000	3,309,686
1.250%, 9/17/13	10,000,000	10,123,430
2.375%, 3/14/14	3,000,000	3,123,069
3.000%, 4/8/14	5,693,000	6,012,457
1.500%, 5/15/14	2,500,000	2,551,128
4.625%, 5/15/14	3,760,000	4,135,323
3.125%, 6/4/14	1,346,000	1,430,222
1.125%, 8/15/14	4,000,000	4,046,012
2.875%, 1/15/15	1,693,000	1,801,115
2.750%, 3/23/15	1,500,000	1,591,225
1.375%, 10/20/15	6,000,000	6,067,902
4.875%, 2/16/16	2,018,000	2,333,563
2.250%, 3/15/16	7,000,000	7,320,880
5.125%, 9/13/16	2,000,000	2,359,232
4.875%, 1/17/17	2,471,000	2,894,814
5.125%, 5/30/17	3,401,000	4,046,809
2.875%, 9/15/20	2,250,000	2,352,550
4.000%, 2/16/21	2,000,000	2,274,438
Export Development Canada
1.750%, 9/24/12	3,000	3,039
3.500%, 5/16/13	2,416,000	2,534,193
2.250%, 5/28/15	2,500,000	2,627,535
Inter-American Development Bank
4.750%, 10/19/12	1,193,000	1,246,807
1.750%, 10/22/12	2,000,000	2,028,786
3.500%, 3/15/13	693,000	723,885
3.000%, 4/22/14	6,500,000	6,894,056
2.250%, 7/15/15	1,000,000	1,047,053
5.125%, 9/13/16	2,275,000	2,677,927
4.250%, 9/10/18	1,467,000	1,714,044
3.875%, 9/17/19	1,000,000	1,145,518
3.875%, 2/14/20	2,693,000	3,091,513
International Bank for Reconstruction & Development
1.750%, 7/15/13	4,000,000	4,097,752
3.500%, 10/8/13	2,500,000	2,649,625
0.750%, 11/29/13	2,000,000	2,001,344
1.375%, 2/10/14	2,000,000	2,006,268
1.125%, 8/25/14	1,000,000	1,016,242
2.375%, 5/26/15	3,500,000	3,691,037
2.125%, 3/15/16	6,000,000	6,269,010
5.000%, 4/1/16	916,000	1,068,690
9.250%, 7/15/17	599,000	843,598
International Finance Corp.
3.500%, 5/15/13	1,300,000	1,356,982
3.000%, 4/22/14	2,428,000	2,546,462
2.125%, 11/17/17	5,000,000	5,064,700
Nordic Investment Bank
1.625%, 1/28/13	500,000	507,037
3.625%, 6/17/13	416,000	437,703
2.625%, 10/6/14	1,300,000	1,371,355
2.250%, 3/15/16	1,500,000	1,574,085
5.000%, 2/1/17	1,567,000	1,846,202
North American Development Bank
4.375%, 2/11/20	500,000	565,171
Svensk Exportkredit AB
3.250%, 9/16/14	500,000	530,968
1.750%, 10/20/15	2,230,000	2,262,137
2.125%, 7/13/16	1,000,000	1,023,894
5.125%, 3/1/17	458,000	529,757

		182,751,750

U.S. Government Agencies (5.4%)
Federal Farm Credit Bank
1.875%, 12/7/12	4,808,000	4,894,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 4/17/14	$743,000	$781,428
3.000%, 9/22/14	1,000,000	1,068,532
5.125%, 8/25/16	485,000	572,220
4.875%, 1/17/17	4,895,000	5,729,950
Federal Home Loan Bank
2.250%, 4/13/12	1,000	1,011
1.875%, 6/20/12	1,000	1,011
1.625%, 11/21/12	3,450,000	3,501,274
3.375%, 2/27/13	10,000,000	10,422,390
3.875%, 6/14/13	5,000,000	5,294,560
5.125%, 8/14/13	3,901,000	4,245,045
0.700%, 8/23/13	2,400,000	2,400,934
4.000%, 9/6/13	1,229,000	1,312,012
3.625%, 10/18/13	10,000,000	10,641,740
5.250%, 6/18/14	2,772,000	3,120,335
1.000%, 8/8/14	1,200,000	1,201,421
5.500%, 8/13/14	3,901,000	4,437,466
0.700%, 9/16/14	1,500,000	1,493,311
2.875%, 6/12/15	2,500,000	2,679,467
5.375%, 5/18/16	8,100,000	9,612,343
4.750%, 12/16/16	10,371,000	12,094,256
4.875%, 5/17/17	3,169,000	3,780,870
5.250%, 6/5/17	950,000	1,135,406
5.000%, 11/17/17	11,426,000	13,757,338
5.500%, 7/15/36	3,000	3,872
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,000,000	1,115,201
Federal Home Loan Mortgage Corp.
4.125%, 12/21/12	5,464,000	5,714,065
4.500%, 1/15/13	5,000,000	5,266,680
0.500%, 2/15/13	2,400,000	2,399,198
3.500%, 5/29/13	5,000,000	5,258,675
3.750%, 6/28/13	693,000	734,190
0.700%, 7/25/13	1,000,000	1,000,860
0.550%, 9/30/13	10,000,000	9,989,650
4.875%, 11/15/13	18,844,000	20,619,293
2.500%, 1/7/14	4,170,000	4,361,562
4.500%, 1/15/14	3,634,000	3,964,400
2.500%, 4/23/14	5,243,000	5,504,306
5.000%, 7/15/14	6,386,000	7,180,450
1.200%, 7/25/14	600,000	602,548
3.000%, 7/28/14	800,000	853,093
1.100%, 8/8/14	900,000	903,031
4.500%, 1/15/15	1,916,000	2,149,093
1.000%, 6/16/15	1,500,000	1,492,689
4.750%, 11/17/15	6,915,000	7,947,907
5.500%, 7/18/16	5,693,000	6,824,842
5.125%, 10/18/16	5,500,000	6,513,232
5.000%, 4/18/17	5,277,000	6,263,641
5.125%, 11/17/17	6,732,000	8,100,730
4.875%, 6/13/18	3,500,000	4,185,727
4.250%, 12/12/18	693,000	697,392
3.750%, 3/27/19	12,220,000	13,805,093
Federal National Mortgage Association
4.750%, 11/19/12	10,000,000	10,498,850
3.625%, 2/12/13	3,000,000	3,129,795
4.375%, 3/15/13	5,115,000	5,410,028
3.875%, 7/12/13	10,000,000	10,617,490
4.625%, 10/15/13	8,402,000	9,107,743
5.125%, 1/2/14	90,000	98,325
2.750%, 2/5/14	5,079,000	5,344,693
2.750%, 3/13/14	15,150,000	15,966,085
2.500%, 5/15/14	150,000	157,280
1.100%, 8/1/14	900,000	901,191
1.150%, 8/8/14	900,000	901,498
3.000%, 9/16/14	2,693,000	2,880,099
4.625%, 10/15/14	5,000,000	5,591,055
2.625%, 11/20/14	5,520,000	5,850,830
2.000%, 1/27/15	1,000,000	1,003,895
5.000%, 4/15/15	5,000,000	5,718,635
4.375%, 10/15/15	3,513,000	3,984,480
5.000%, 3/15/16	4,000,000	4,671,688
5.375%, 7/15/16	2,000,000	2,387,910
5.250%, 9/15/16	5,100,000	6,076,981
4.875%, 12/15/16	3,400,000	3,993,749
5.000%, 2/13/17	2,328,000	2,757,565
5.000%, 5/11/17	2,609,000	3,106,938
(Zero Coupon), 6/1/17	3,000,000	2,726,139
5.375%, 6/12/17	7,150,000	8,671,134
(Zero Coupon), 10/9/19	4,000,000	3,041,388

		362,226,147

U.S. Treasuries (53.8%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,098,000	4,206,746
9.875%, 11/15/15	6,039,000	8,293,244
9.250%, 2/15/16	6,068,000	8,284,240
7.250%, 5/15/16	6,719,000	8,675,385
7.500%, 11/15/16	15,712,000	20,838,040
8.750%, 5/15/17	11,386,000	16,152,999
8.875%, 8/15/17	2,903,000	4,181,226
9.125%, 5/15/18	2,693,000	4,035,294
9.000%, 11/15/18	1,386,000	2,103,687
8.875%, 2/15/19	6,932,000	10,551,260
8.125%, 8/15/19	2,482,000	3,697,599
8.500%, 2/15/20	10,663,000	16,426,853
8.750%, 8/15/20	5,362,000	8,468,190
7.875%, 2/15/21	6,732,000	10,272,083
U.S. Treasury Notes
1.375%, 10/15/12	51,464,000	52,093,250
0.375%, 10/31/12	10,000,000	10,020,700
1.375%, 11/15/12	25,543,000	25,880,244
4.000%, 11/15/12	12,287,000	12,807,281
0.500%, 11/30/12	15,000,000	15,053,910
1.125%, 12/15/12	19,850,000	20,068,668
0.625%, 12/31/12	20,000,000	20,105,460
3.625%, 12/31/12	18,539,000	19,322,569
1.375%, 1/15/13	62,464,000	63,383,907
0.625%, 1/31/13	25,000,000	25,136,725
1.375%, 2/15/13	19,157,000	19,454,087
3.875%, 2/15/13	13,672,000	14,349,188
0.625%, 2/28/13	60,000,000	60,342,180
2.750%, 2/28/13	31,772,000	32,887,737
1.375%, 3/15/13	13,464,000	13,684,944
1.750%, 4/15/13	52,000,000	53,184,040
0.625%, 4/30/13	25,000,000	25,151,250
3.125%, 4/30/13	38,437,000	40,174,160
1.375%, 5/15/13	19,850,000	20,202,734
3.625%, 5/15/13	7,315,000	7,709,893
0.500%, 5/31/13	30,000,000	30,126,570
3.500%, 5/31/13	21,386,000	22,526,302
1.125%, 6/15/13	15,000,000	15,216,150
0.375%, 6/30/13	50,000,000	50,109,500
3.375%, 6/30/13	9,479,000	9,992,942
1.000%, 7/15/13	23,464,000	23,762,697
0.750%, 8/15/13	11,500,000	11,600,177
4.250%, 8/15/13	45,612,000	48,975,885
3.125%, 8/31/13	43,464,000	45,812,056
0.750%, 9/15/13	20,000,000	20,178,900
0.125%, 9/30/13	20,000,000	19,948,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 9/30/13	$27,979,000	$29,557,183
0.500%, 10/15/13	40,000,000	40,156,240
2.750%, 10/31/13	24,746,000	25,991,021
0.500%, 11/15/13	25,000,000	25,095,700
4.250%, 11/15/13	3,272,000	3,543,219
2.000%, 11/30/13	19,909,000	20,626,043
1.500%, 12/31/13	34,793,000	35,714,458
1.750%, 1/31/14	15,782,000	16,294,915
1.250%, 2/15/14	60,000,000	61,256,280
4.000%, 2/15/14	13,237,000	14,372,483
1.875%, 2/28/14	16,240,000	16,823,633
1.750%, 3/31/14	14,975,000	15,486,262
1.250%, 4/15/14	25,000,000	25,544,925
1.875%, 4/30/14	13,139,000	13,638,900
1.000%, 5/15/14	40,000,000	40,622,000
4.750%, 5/15/14	19,157,000	21,330,132
2.250%, 5/31/14	19,111,000	20,042,661
2.625%, 6/30/14	20,100,000	21,313,859
2.625%, 7/31/14	22,435,000	23,824,916
4.250%, 8/15/14	38,880,000	43,126,435
2.375%, 8/31/14	47,972,000	50,666,683
2.375%, 9/30/14	23,464,000	24,815,010
2.375%, 10/31/14	27,197,000	28,788,460
4.250%, 11/15/14	8,464,000	9,453,890
2.125%, 11/30/14	13,464,000	14,158,231
2.625%, 12/31/14	87,425,000	93,374,009
2.250%, 1/31/15	20,622,000	21,798,093
4.000%, 2/15/15	16,392,000	18,283,489
2.375%, 2/28/15	14,504,000	15,400,347
2.500%, 3/31/15	22,870,000	24,410,066
2.500%, 4/30/15	41,732,000	44,571,737
4.125%, 5/15/15	25,000,000	28,162,100
2.125%, 5/31/15	24,390,000	25,737,060
1.875%, 6/30/15	30,000,000	31,387,500
1.750%, 7/31/15	25,965,000	27,058,386
4.250%, 8/15/15	19,365,000	22,012,563
1.250%, 8/31/15	10,000,000	10,231,250
1.250%, 9/30/15	42,079,000	43,012,649
1.250%, 10/31/15	20,000,000	20,423,440
4.500%, 11/15/15	20,579,000	23,734,975
1.375%, 11/30/15	35,000,000	35,907,830
2.125%, 12/31/15	20,000,000	21,145,320
4.500%, 2/15/16	11,464,000	13,284,804
2.125%, 2/29/16	40,000,000	42,293,760
2.625%, 2/29/16	10,157,000	10,954,487
2.250%, 3/31/16	8,500,000	9,035,925
2.375%, 3/31/16	7,520,000	8,031,713
2.000%, 4/30/16	8,000,000	8,415,040
2.625%, 4/30/16	7,000,000	7,556,717
5.125%, 5/15/16	13,582,000	16,212,453
1.750%, 5/31/16	10,000,000	10,399,200
3.250%, 5/31/16	21,536,000	23,891,500
1.500%, 6/30/16	10,000,000	10,275,800
3.250%, 6/30/16	9,000,000	9,990,702
1.500%, 7/31/16	30,000,000	30,806,400
3.250%, 7/31/16	10,554,000	11,719,890
4.875%, 8/15/16	13,723,000	16,315,357
3.000%, 8/31/16	17,972,000	19,750,940
1.000%, 9/30/16	25,000,000	25,037,000
3.000%, 9/30/16	28,118,000	30,910,033
3.125%, 10/31/16	18,464,000	20,421,479
4.625%, 11/15/16	15,000,000	17,716,410
2.750%, 11/30/16	49,079,000	53,388,725
3.250%, 12/31/16	23,811,000	26,515,787
3.125%, 1/31/17	28,811,000	31,917,172
4.625%, 2/15/17	5,167,000	6,130,563
3.000%, 2/28/17	17,464,000	19,240,421
3.250%, 3/31/17	2,079,000	2,319,384
3.125%, 4/30/17	18,464,000	20,483,500
4.500%, 5/15/17	16,272,000	19,291,221
2.750%, 5/31/17	14,964,000	16,300,240
2.500%, 6/30/17	34,000,000	36,550,000
2.375%, 7/31/17	10,000,000	10,681,250
4.750%, 8/15/17	18,010,000	21,685,157
1.875%, 8/31/17	15,000,000	15,581,250
1.875%, 9/30/17	35,000,000	36,337,105
4.250%, 11/15/17	12,154,000	14,334,124
2.250%, 11/30/17	35,000,000	37,083,585
3.500%, 2/15/18	28,139,000	31,961,936
2.750%, 2/28/18	48,000,000	52,308,768
2.625%, 4/30/18	5,000,000	5,406,250
3.875%, 5/15/18	7,225,000	8,391,722
2.375%, 5/31/18	15,000,000	15,966,750
2.375%, 6/30/18	10,000,000	10,637,500
2.250%, 7/31/18	30,000,000	31,659,360
4.000%, 8/15/18	9,910,000	11,613,281
1.375%, 9/30/18	21,000,000	20,898,276
3.750%, 11/15/18	23,294,000	26,946,429
2.750%, 2/15/19	45,007,000	48,931,070
3.125%, 5/15/19	32,304,000	35,988,659
3.625%, 8/15/19	39,684,000	45,698,586
3.375%, 11/15/19	43,782,000	49,651,503
3.625%, 2/15/20	35,176,000	40,606,295
3.500%, 5/15/20	55,925,000	64,046,988
2.625%, 8/15/20	55,000,000	58,905,880
2.625%, 11/15/20	53,000,000	56,676,875
3.625%, 2/15/21	58,000,000	67,003,572
3.125%, 5/15/21	54,500,000	60,490,640
2.125%, 8/15/21	20,000,000	20,353,200

		3,599,346,339

Total Government Securities		4,599,751,949

Total Long-Term Debt Securities (99.0%) (Cost $6,393,646,801)		6,617,500,248

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	41,800
Freddie Mac
8.375%(l)*	17,000	34,000

Total Preferred Stocks (0.0%) (Cost $18,166)		75,800

Total Investments (99.0%) (Cost $6,393,664,967)		6,617,576,048
Other Assets Less Liabilities (1.0%)		67,147,241

Net Assets (100%)		$6,684,723,289

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $15,566,841 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

Glossary:

ABS — Asset-Backed Security

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$123,152,888	$—	$123,152,888
Consumer Staples	—	150,689,134	—	150,689,134
Energy	—	160,019,954	—	160,019,954
Financials	—	892,120,570	—	892,120,570
Health Care	—	136,171,833	—	136,171,833
Industrials	—	123,293,718	—	123,293,718
Information Technology	—	92,883,615	—	92,883,615
Materials	—	99,162,798	—	99,162,798
Telecommunication Services	—	106,751,621	—	106,751,621
Utilities	—	133,502,168	—	133,502,168
Government Securities
Agency ABS	—	271,471,399	—	271,471,399
Foreign Governments	—	171,907,997	—	171,907,997
Municipal Bonds	—	12,048,317	—	12,048,317
Supranational	—	182,751,750	—	182,751,750
U.S. Government Agencies	—	362,226,147	—	362,226,147
U.S. Treasuries	—	3,599,346,339	—	3,599,346,339
Preferred Stocks
Financials	$75,800	$–	$—	$75,800

Total Assets	$75,800	$6,617,500,248	$—	$6,617,576,048

Total Liabilities	$—	$—	$—	$—

Total	$75,800	$6,617,500,248	$—	$6,617,576,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,294,833,556
Long-term U.S. Treasury securities	2,388,418,997

$4,683,252,553

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,952,220,871
Long-term U.S. Treasury securities	1,277,870,043

$5,230,090,914

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,679,813
Aggregate gross unrealized depreciation	(43,876,227)

Net unrealized appreciation	$221,803,586

Federal income tax cost of investments	$6,395,772,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.3%)
Automobiles (0.7%)
Harley-Davidson, Inc.	67,920	$2,331,694

Distributors (0.2%)
Li & Fung Ltd.	410,000	673,137

Household Durables (0.1%)
Hunter Douglas N.V.	13,143	524,649

Internet & Catalog Retail (0.7%)
Expedia, Inc.	53,700	1,382,775
Liberty Interactive Corp.*	76,590	1,131,234

		2,514,009

Media (1.4%)
Grupo Televisa S.A.B. (ADR)	41,790	768,518
Liberty Media Corp. - Liberty Starz*	6,439	409,263
Walt Disney Co.	127,660	3,850,226

		5,028,007

Specialty Retail (3.2%)
Bed Bath & Beyond, Inc.*	161,920	9,279,635
CarMax, Inc.*	89,560	2,136,006

		11,415,641

Total Consumer Discretionary		22,487,137

Consumer Staples (17.2%)
Beverages (4.7%)
Coca-Cola Co.	127,600	8,620,656
Diageo plc (ADR)	56,825	4,314,722
Heineken Holding N.V.	97,567	3,763,588

		16,698,966

Food & Staples Retailing (10.0%)
Costco Wholesale Corp.	254,390	20,890,507
CVS Caremark Corp.	440,310	14,785,610

		35,676,117

Food Products (1.4%)
Kraft Foods, Inc., Class A	54,600	1,833,468
Nestle S.A. (Registered)	22,010	1,209,897
Unilever N.V. (N.Y. Shares) (ADR)	63,800	2,009,062

		5,052,427

Personal Products (0.1%)
Natura Cosmeticos S.A.	23,000	391,437

Tobacco (1.0%)
Philip Morris International, Inc.	56,790	3,542,560

Total Consumer Staples		61,361,507

Energy (12.4%)
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	11,100	663,003
Transocean Ltd.	39,894	1,904,540

		2,567,543

Oil, Gas & Consumable Fuels (11.7%)
Canadian Natural Resources Ltd.	299,290	8,760,218
China Coal Energy Co., Ltd., Class H	1,389,600	1,208,482
Devon Energy Corp.	137,060	7,598,606
EOG Resources, Inc.	143,370	10,180,704
Occidental Petroleum Corp.	167,190	11,954,085
OGX Petroleo e Gas Participacoes S.A.*	299,200	1,844,291

		41,546,386

Total Energy		44,113,929

Financials (28.4%)
Capital Markets (6.5%)
Ameriprise Financial, Inc.	55,250	2,174,640
Bank of New York Mellon Corp.	755,870	14,051,623
Charles Schwab Corp.	144,430	1,627,726
Goldman Sachs Group, Inc.	14,160	1,338,828
Julius Baer Group Ltd.*	116,500	3,882,313

		23,075,130

Commercial Banks (5.0%)
Wells Fargo & Co.	740,927	17,871,159

Consumer Finance (5.2%)
American Express Co.	415,305	18,647,194

Diversified Financial Services (0.3%)
Bank of America Corp.	29,164	178,484
JPMorgan Chase & Co.	24,800	746,976

		925,460

Insurance (10.3%)
ACE Ltd.	34,990	2,120,394
Aon Corp.	9,080	381,178
Berkshire Hathaway, Inc., Class B*	90,400	6,422,016
Everest Reinsurance Group Ltd.	14,475	1,149,026
Fairfax Financial Holdings Ltd.	5,650	2,171,018
Loews Corp.	334,591	11,560,119
Markel Corp.*	1,062	379,272
Progressive Corp.	490,939	8,719,077
Transatlantic Holdings, Inc.	80,593	3,910,372

		36,812,472

Real Estate Management & Development (1.1%)
Brookfield Asset Management, Inc., Class A	56,716	1,562,526
Hang Lung Group Ltd.	502,000	2,549,514

		4,112,040

Total Financials		101,443,455

Health Care (12.7%)
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	72,300	4,058,922
Becton, Dickinson and Co.	38,000	2,786,160

		6,845,082

Health Care Providers & Services (1.7%)
Express Scripts, Inc.*	160,360	5,944,545

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	35,452	1,107,875

Pharmaceuticals (8.8%)
Johnson & Johnson	161,940	10,317,197
Merck & Co., Inc.	369,738	12,094,130
Pfizer, Inc.	38,120	673,962
Roche Holding AG	51,100	8,221,055

		31,306,344

Total Health Care		45,203,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (4.8%)
Aerospace & Defense (0.8%)
Lockheed Martin Corp.	38,650	$2,807,536

Commercial Services & Supplies (2.3%)
Iron Mountain, Inc.	256,686	8,116,411

Marine (0.8%)
China Shipping Development Co., Ltd., Class H	879,000	548,109
Kuehne + Nagel International AG (Registered)	19,551	2,186,926

		2,735,035

Transportation Infrastructure (0.9%)
China Merchants Holdings International Co., Ltd.	1,174,238	3,153,540
LLX Logistica S.A.*	84,470	163,078

		3,316,618

Total Industrials		16,975,600

Information Technology (7.2%)
Computers & Peripherals (0.7%)
Hewlett-Packard Co.	106,540	2,391,823

Internet Software & Services (2.5%)
Google, Inc., Class A*	17,685	9,096,810

IT Services (0.3%)
Visa, Inc., Class A	14,920	1,278,943

Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	47,220	1,007,203
Texas Instruments, Inc.	211,800	5,644,470

		6,651,673

Software (1.8%)
Activision Blizzard, Inc.	189,100	2,250,290
Microsoft Corp.	162,061	4,033,698

		6,283,988

Total Information Technology		25,703,237

Materials (5.9%)
Chemicals (3.6%)
Air Products and Chemicals, Inc.	24,090	1,839,753
Ecolab, Inc.	31,460	1,538,080
Monsanto Co.	86,080	5,168,243
Potash Corp. of Saskatchewan, Inc.	56,589	2,445,777
Praxair, Inc.	20,900	1,953,732

		12,945,585

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	31,670	2,002,177

Containers & Packaging (0.8%)
Sealed Air Corp.	173,322	2,894,477

Metals & Mining (0.8%)
BHP Billiton plc	51,550	1,365,970
Rio Tinto plc	33,138	1,463,536

		2,829,506

Paper & Forest Products (0.1%)
Sino-Forest Corp.(b)*†	282,990	252,922
Sino-Forest Corp. (ADR)*§†	6,800	6,078

		259,000

Total Materials		20,930,745

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V. (ADR)	56,070	1,238,026

Total Telecommunication Services		1,238,026

Total Common Stocks (95.2%) (Cost $328,834,753)		339,457,482

PREFERRED STOCK:
Materials (0.1%)
Metals & Mining (0.1%)
MMX Mineracao e Metalicos S.A. 0.000%*	97,270	146,920

Total Preferred Stocks (0.1%) (Cost $136,272)		146,920

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Materials (0.1%)
Paper & Forest Products (0.1%)
Sino-Forest Corp.
5.000%, 8/1/13(b) §	$1,664,000	432,640

Total Materials		432,640

Total Convertible Bonds		432,640

Total Long-Term Debt Securities (0.1%) (Cost $1,664,000)		432,640

SHORT-TERM INVESTMENT:
Commercial Paper (4.4%)
Barclays US Funding LLC
0.07%, 10/3/11 (p)	15,876,000	15,875,907

Total Short-Term Investments (4.4%) (Cost $15,875,938)		15,875,907

Total Investments (99.8%) (Cost $346,510,963)		355,912,949
Other Assets Less Liabilities (0.2%)		600,365

Net Assets (100%)		$356,513,314

*	Non-income producing.

†	Securities (totaling $259,000 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $438,718 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,289,351	$1,197,786	$—	$22,487,137
Consumer Staples	56,388,022	4,973,485	—	61,361,507
Energy	42,905,447	1,208,482	—	44,113,929
Financials	95,011,628	6,431,827	—	101,443,455
Health Care	36,982,791	8,221,055	—	45,203,846
Industrials	11,087,025	5,888,575	—	16,975,600
Information Technology	25,703,237	—	—	25,703,237
Materials	17,842,239	2,829,506	259,000	20,930,745
Telecommunication Services	1,238,026	—	—	1,238,026
Convertible Bonds
Materials	—	432,640	—	432,640
Preferred Stocks
Materials	146,920	—	—	146,920
Short-Term Investments	—	15,875,907	—	15,875,907

Total Assets	$308,594,686	$47,057,263	$259,000	$355,912,949

Total Liabilities	$—	$—	$—	$—

Total	$308,594,686	$47,059,263	$259,000	$355,912,949

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Materials
Balance as of 12/31/10	$—
Total gains or losses (realized/unrealized) included in earnings	(6,336,954)
Purchases	367,876
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	6,228,078
Transfers out of Level 3	—

Balance as of 09/30/11	$259,000

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$(6,336,954)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the three months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,114,636
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$57,258,494

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,899,085
Aggregate gross unrealized depreciation	(31,975,448)

Net unrealized depreciation	$(6,076,363)

Federal income tax cost of investments	$361,989,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	60,250	$607,922
Johnson Controls, Inc.	167,800	4,424,886

		5,032,808

Automobiles (0.4%)
Ford Motor Co.*	938,048	9,070,924
Harley-Davidson, Inc.	58,350	2,003,156

		11,074,080

Distributors (0.1%)
Genuine Parts Co.	38,700	1,965,960

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	30,250	1,198,203
DeVry, Inc.	15,180	561,053
H&R Block, Inc.	75,450	1,004,239

		2,763,495

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	114,100	3,457,230
Chipotle Mexican Grill, Inc.*	7,751	2,348,165
Darden Restaurants, Inc.	33,250	1,421,438
International Game Technology	73,600	1,069,408
Marriott International, Inc., Class A	69,627	1,896,640
McDonald’s Corp.	254,800	22,376,536
Starbucks Corp.	184,200	6,868,818
Starwood Hotels & Resorts Worldwide, Inc.	47,400	1,840,068
Wyndham Worldwide Corp.	40,445	1,153,087
Wynn Resorts Ltd.	19,779	2,276,167
Yum! Brands, Inc.	114,680	5,664,045

		50,371,602

Household Durables (0.2%)
D.R. Horton, Inc.	68,650	620,596
Harman International Industries, Inc.	17,200	491,576
Leggett & Platt, Inc.	34,950	691,660
Lennar Corp., Class A	39,700	537,538
Newell Rubbermaid, Inc.	71,876	853,168
Pulte Group, Inc.*	83,107	328,273
Whirlpool Corp.	18,866	941,602

		4,464,413

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	89,650	19,385,020
Expedia, Inc.	48,019	1,236,489
Netflix, Inc.*	13,000	1,471,080
priceline.com, Inc.*	12,306	5,531,055

		27,623,644

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	29,808	972,039
Mattel, Inc.	84,650	2,191,588

		3,163,627

Media (3.0%)
Cablevision Systems Corp. - New York Group, Class A	55,500	873,015
CBS Corp., Class B	165,300	3,368,814
Comcast Corp., Class A	678,650	14,183,785
DIRECTV, Class A*	182,310	7,702,597
Discovery Communications, Inc., Class A*	67,516	2,539,952
Gannett Co., Inc.	59,350	565,606
Interpublic Group of Cos., Inc.	118,126	850,507
McGraw-Hill Cos., Inc.	74,400	3,050,400
News Corp., Class A	564,200	8,728,174
Omnicom Group, Inc.	69,000	2,541,960
Scripps Networks Interactive, Inc., Class A	24,361	905,498
Time Warner Cable, Inc.	80,297	5,032,213
Time Warner, Inc.	257,900	7,729,263
Viacom, Inc., Class B	141,800	5,493,332
Walt Disney Co.	458,200	13,819,312
Washington Post Co., Class B	1,250	408,713

		77,793,141

Multiline Retail (0.8%)
Big Lots, Inc.*	16,150	562,505
Family Dollar Stores, Inc.	29,650	1,507,999
J.C. Penney Co., Inc.	35,250	943,995
Kohl’s Corp.	69,400	3,407,540
Macy’s, Inc.	105,372	2,773,391
Nordstrom, Inc.	40,400	1,845,472
Sears Holdings Corp.*	9,462	544,254
Target Corp.	166,700	8,174,968

		19,760,124

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	21,434	1,319,477
AutoNation, Inc.*	12,239	401,194
AutoZone, Inc.*	7,200	2,298,168
Bed Bath & Beyond, Inc.*	60,450	3,464,390
Best Buy Co., Inc.	74,775	1,742,257
CarMax, Inc.*	55,846	1,331,927
GameStop Corp., Class A*	34,313	792,630
Gap, Inc.	85,575	1,389,738
Home Depot, Inc.	386,208	12,694,657
Limited Brands, Inc.	61,107	2,353,231
Lowe’s Cos., Inc.	311,150	6,017,641
O’Reilly Automotive, Inc.*	33,614	2,239,701
Ross Stores, Inc.	28,600	2,250,534
Staples, Inc.	175,025	2,327,832
Tiffany & Co.	31,400	1,909,748
TJX Cos., Inc.	94,100	5,219,727
Urban Outfitters, Inc.*	29,208	651,923

		48,404,775

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	71,350	3,698,071
NIKE, Inc., Class B	93,850	8,025,113
Ralph Lauren Corp.	16,050	2,081,685
VF Corp.	21,400	2,600,528

		16,405,397

Total Consumer Discretionary		268,823,066

Consumer Staples (11.7%)
Beverages (2.8%)
Brown-Forman Corp., Class B	24,950	1,749,993
Coca-Cola Co.	566,933	38,301,993
Coca-Cola Enterprises, Inc.	78,650	1,956,812
Constellation Brands, Inc., Class A*	45,450	818,100
Dr. Pepper Snapple Group, Inc.	53,525	2,075,700
Fortune Brands, Inc.	38,150	2,063,152
Molson Coors Brewing Co., Class B	40,200	1,592,322
PepsiCo, Inc.	390,753	24,187,611

		72,745,683

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	108,150	8,881,278
CVS Caremark Corp.	332,045	11,150,071
Kroger Co.	149,300	3,278,628
Safeway, Inc.	86,350	1,436,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	52,379	$348,844
Sysco Corp.	146,300	3,789,170
Walgreen Co.	223,550	7,352,559
Wal-Mart Stores, Inc.	434,018	22,525,534
Whole Foods Market, Inc.	38,950	2,543,825

		61,305,910

Food Products (2.0%)
Archer-Daniels-Midland Co.	166,816	4,138,705
Campbell Soup Co.	44,300	1,433,991
ConAgra Foods, Inc.	102,350	2,478,917
Dean Foods Co.*	45,260	401,456
General Mills, Inc.	159,600	6,139,812
H.J. Heinz Co.	79,300	4,003,064
Hershey Co.	38,200	2,262,968
Hormel Foods Corp.	34,258	925,651
J.M. Smucker Co.	28,147	2,051,635
Kellogg Co.	61,700	3,281,823
Kraft Foods, Inc., Class A	436,031	14,641,921
McCormick & Co., Inc. (Non-Voting)	32,700	1,509,432
Mead Johnson Nutrition Co.	50,400	3,469,032
Sara Lee Corp.	145,300	2,375,655
Tyson Foods, Inc., Class A	73,150	1,269,884

		50,383,946

Household Products (2.4%)
Clorox Co.	32,450	2,152,408
Colgate-Palmolive Co.	120,100	10,650,468
Kimberly-Clark Corp.	96,794	6,873,342
Procter & Gamble Co.	678,405	42,861,628

		62,537,846

Personal Products (0.2%)
Avon Products, Inc.	106,250	2,082,500
Estee Lauder Cos., Inc., Class A	27,900	2,450,736

		4,533,236

Tobacco (1.9%)
Altria Group, Inc.	511,300	13,707,953
Lorillard, Inc.	34,174	3,783,062
Philip Morris International, Inc.	433,700	27,054,206
Reynolds American, Inc.	83,500	3,129,580

		47,674,801

Total Consumer Staples		299,181,422

Energy (11.5%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	107,657	4,969,447
Cameron International Corp.*	60,524	2,514,167
Diamond Offshore Drilling, Inc.	17,147	938,627
FMC Technologies, Inc.*	59,260	2,228,176
Halliburton Co.	227,050	6,929,566
Helmerich & Payne, Inc.	26,419	1,072,611
Nabors Industries Ltd.*	70,900	869,234
National Oilwell Varco, Inc.	104,597	5,357,458
Noble Corp.*	62,280	1,827,918
Rowan Cos., Inc.*	31,400	947,966
Schlumberger Ltd.	333,138	19,898,333

		47,553,503

Oil, Gas & Consumable Fuels (9.7%)
Alpha Natural Resources, Inc.*	55,896	988,800
Anadarko Petroleum Corp.	122,894	7,748,467
Apache Corp.	94,830	7,609,159
Cabot Oil & Gas Corp.	25,784	1,596,288
Chesapeake Energy Corp.	163,100	4,167,205
Chevron Corp.	494,534	45,754,286
ConocoPhillips	338,984	21,464,467
Consol Energy, Inc.	56,000	1,900,080
Denbury Resources, Inc.*	99,252	1,141,398
Devon Energy Corp.	102,800	5,699,232
El Paso Corp.	190,096	3,322,878
EOG Resources, Inc.	66,300	4,707,963
EQT Corp.	36,867	1,967,223
Exxon Mobil Corp.#	1,200,460	87,189,410
Hess Corp.	74,650	3,916,139
Marathon Oil Corp.	176,214	3,802,698
Marathon Petroleum Corp.	87,957	2,380,117
Murphy Oil Corp.	47,800	2,110,848
Newfield Exploration Co.*	32,700	1,297,863
Noble Energy, Inc.	43,553	3,083,552
Occidental Petroleum Corp.	200,700	14,350,050
Peabody Energy Corp.	66,850	2,264,878
Pioneer Natural Resources Co.	28,829	1,896,083
QEP Resources, Inc.	43,639	1,181,308
Range Resources Corp.	39,769	2,324,896
Southwestern Energy Co.*	85,843	2,861,147
Spectra Energy Corp.	160,456	3,935,986
Sunoco, Inc.	26,600	824,866
Tesoro Corp.*	35,454	690,289
Valero Energy Corp.	141,235	2,511,158
Williams Cos., Inc.	145,300	3,536,602

		248,225,336

Total Energy		295,778,839

Financials (13.5%)
Capital Markets (1.9%)
Ameriprise Financial, Inc.	58,257	2,292,996
Bank of New York Mellon Corp.	304,319	5,657,290
BlackRock, Inc.	24,754	3,663,840
Charles Schwab Corp.	266,105	2,999,003
E*TRADE Financial Corp.*	62,590	570,195
Federated Investors, Inc., Class B	22,851	400,578
Franklin Resources, Inc.	35,917	3,435,102
Goldman Sachs Group, Inc.	124,892	11,808,539
Invesco Ltd.	111,251	1,725,503
Janus Capital Group, Inc.	46,032	276,192
Legg Mason, Inc.	32,363	832,053
Morgan Stanley	366,413	4,946,575
Northern Trust Corp.	59,500	2,081,310
State Street Corp.	124,420	4,001,347
T. Rowe Price Group, Inc.	63,286	3,023,172

		47,713,695

Commercial Banks (2.5%)
BB&T Corp.	172,050	3,669,827
Comerica, Inc.	49,550	1,138,164
Fifth Third Bancorp	227,017	2,292,872
First Horizon National Corp.	65,096	387,972
Huntington Bancshares, Inc./Ohio	213,088	1,022,822
KeyCorp	235,250	1,395,032
M&T Bank Corp.	31,050	2,170,395
PNC Financial Services Group, Inc.	129,879	6,258,869
Regions Financial Corp.	310,702	1,034,638
SunTrust Banks, Inc.	132,500	2,378,375
U.S. Bancorp	474,195	11,162,550
Wells Fargo & Co.	1,303,453	31,439,286
Zions Bancorp	45,500	640,185

		64,990,987

Consumer Finance (0.8%)
American Express Co.	256,410	11,512,809
Capital One Financial Corp.	113,406	4,494,280
Discover Financial Services	134,671	3,089,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	126,892	$1,579,805

		20,676,247

Diversified Financial Services (2.9%)
Bank of America Corp.	2,501,974	15,312,081
Citigroup, Inc.	720,344	18,455,214
CME Group, Inc.	16,523	4,071,267
IntercontinentalExchange, Inc.*	18,147	2,146,064
JPMorgan Chase & Co.	962,641	28,994,747
Leucadia National Corp.	48,842	1,107,737
Moody’s Corp.	49,676	1,512,634
NASDAQ OMX Group, Inc.*	31,423	727,128
NYSE Euronext	64,621	1,501,792

		73,828,664

Insurance (3.6%)
ACE Ltd.	83,427	5,055,676
Aflac, Inc.	115,300	4,029,735
Allstate Corp.	127,476	3,019,906
American International Group, Inc.*	107,759	2,365,310
Aon Corp.	80,625	3,384,638
Assurant, Inc.	23,280	833,424
Berkshire Hathaway, Inc., Class B*	434,182	30,844,289
Chubb Corp.	70,600	4,235,294
Cincinnati Financial Corp.	40,263	1,060,125
Genworth Financial, Inc., Class A*	121,070	694,942
Hartford Financial Services Group, Inc.	109,900	1,773,786
Lincoln National Corp.	76,028	1,188,318
Loews Corp.	76,797	2,653,336
Marsh & McLennan Cos., Inc.	133,650	3,547,071
MetLife, Inc.	260,999	7,310,582
Principal Financial Group, Inc.	77,300	1,752,391
Progressive Corp.	157,650	2,799,864
Prudential Financial, Inc.	120,000	5,623,200
Torchmark Corp.	25,925	903,746
Travelers Cos., Inc.	103,374	5,037,415
Unum Group	74,870	1,569,275
XL Group plc	81,000	1,522,800

		91,205,123

Real Estate Investment Trusts (REITs) (1.7%)
Apartment Investment & Management Co. (REIT), Class A	29,763	658,358
AvalonBay Communities, Inc. (REIT)	23,244	2,650,978
Boston Properties, Inc. (REIT)	36,300	3,234,330
Equity Residential (REIT)	73,200	3,796,884
HCP, Inc. (REIT)	100,468	3,522,408
Health Care REIT, Inc. (REIT)	43,843	2,051,852
Host Hotels & Resorts, Inc. (REIT)	174,289	1,906,722
Kimco Realty Corp. (REIT)	100,470	1,510,064
Plum Creek Timber Co., Inc. (REIT)	39,950	1,386,664
ProLogis, Inc. (REIT)	113,262	2,746,604
Public Storage (REIT)	35,000	3,897,250
Simon Property Group, Inc. (REIT)	72,505	7,974,100
Ventas, Inc. (REIT)	71,126	3,513,624
Vornado Realty Trust (REIT)	45,505	3,395,583
Weyerhaeuser Co. (REIT)	132,969	2,067,668

		44,313,089

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	80,250	1,080,165

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	130,214	737,011
People’s United Financial, Inc.	92,893	1,058,980

		1,795,991

Total Financials		345,603,961

Health Care (12.0%)
Biotechnology (1.3%)
Amgen, Inc.	228,154	12,537,062
Biogen Idec, Inc.*	59,889	5,578,661
Celgene Corp.*	113,300	7,015,536
Cephalon, Inc.*	19,293	1,556,945
Gilead Sciences, Inc.*	190,400	7,387,520

		34,075,724

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	140,300	7,876,442
Becton, Dickinson and Co.	53,700	3,937,284
Boston Scientific Corp.*	377,856	2,233,129
C.R. Bard, Inc.	21,450	1,877,733
CareFusion Corp.*	55,187	1,321,729
Covidien plc	121,796	5,371,203
DENTSPLY International, Inc.	34,830	1,068,933
Edwards Lifesciences Corp.*	28,429	2,026,419
Intuitive Surgical, Inc.*	9,663	3,520,038
Medtronic, Inc.	260,700	8,665,668
St. Jude Medical, Inc.	81,322	2,943,043
Stryker Corp.	81,450	3,838,738
Varian Medical Systems, Inc.*	28,938	1,509,406
Zimmer Holdings, Inc.*	47,050	2,517,175

		48,706,940

Health Care Providers & Services (2.1%)
Aetna, Inc.	92,022	3,345,000
AmerisourceBergen Corp.	66,500	2,478,455
Cardinal Health, Inc.	85,075	3,562,941
CIGNA Corp.	66,650	2,795,301
Coventry Health Care, Inc.*	36,650	1,055,886
DaVita, Inc.*	23,094	1,447,301
Express Scripts, Inc.*	120,500	4,466,935
Humana, Inc.	41,250	3,000,113
Laboratory Corp. of America Holdings*	25,000	1,976,250
McKesson Corp.	60,831	4,422,414
Medco Health Solutions, Inc.*	95,172	4,462,615
Patterson Cos., Inc.	23,100	661,353
Quest Diagnostics, Inc.	39,050	1,927,508
Tenet Healthcare Corp.*	116,900	482,797
UnitedHealth Group, Inc.	265,700	12,254,084
WellPoint, Inc.	89,050	5,813,184

		54,152,137

Health Care Technology (0.1%)
Cerner Corp.*	35,946	2,463,020

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.*	85,723	2,678,844
Life Technologies Corp.*	44,506	1,710,365
PerkinElmer, Inc.	27,900	535,959
Thermo Fisher Scientific, Inc.*	94,300	4,775,352
Waters Corp.*	22,600	1,706,074

		11,406,594

Pharmaceuticals (6.2%)
Abbott Laboratories, Inc.	384,350	19,655,659
Allergan, Inc.	75,900	6,252,642
Bristol-Myers Squibb Co.	421,073	13,213,271
Eli Lilly and Co.	251,460	9,296,476
Forest Laboratories, Inc.*	67,800	2,087,562
Hospira, Inc.*	40,710	1,506,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	676,560	$43,103,638
Merck & Co., Inc.	760,617	24,879,782
Mylan, Inc.*	105,150	1,787,550
Pfizer, Inc.	1,926,194	34,055,110
Watson Pharmaceuticals, Inc.*	31,050	2,119,162

		157,957,122

Total Health Care		308,761,537

Industrials (10.2%)
Aerospace & Defense (2.7%)
Boeing Co.	182,974	11,071,757
General Dynamics Corp.	89,300	5,080,277
Goodrich Corp.	30,850	3,722,978
Honeywell International, Inc.	193,212	8,483,939
ITT Corp.	45,700	1,919,400
L-3 Communications Holdings, Inc.	26,000	1,611,220
Lockheed Martin Corp.	68,008	4,940,101
Northrop Grumman Corp.	68,670	3,581,827
Precision Castparts Corp.	35,550	5,526,603
Raytheon Co.	87,250	3,565,907
Rockwell Collins, Inc.	37,950	2,002,242
Textron, Inc.	68,400	1,206,576
United Technologies Corp.	224,400	15,788,784

		68,501,611

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	40,752	2,790,289
Expeditors International of Washington, Inc.	52,348	2,122,711
FedEx Corp.	78,310	5,300,021
United Parcel Service, Inc., Class B	242,150	15,291,773

		25,504,794

Airlines (0.1%)
Southwest Airlines Co.	198,418	1,595,281

Building Products (0.0%)
Masco Corp.	88,350	629,052

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	26,100	654,588
Cintas Corp.	27,450	772,443
Iron Mountain, Inc.	50,097	1,584,067
Pitney Bowes, Inc.	49,900	938,120
R.R. Donnelley & Sons Co.	46,300	653,756
Republic Services, Inc.	79,001	2,216,768
Stericycle, Inc.*	21,315	1,720,547
Waste Management, Inc.	116,556	3,795,063

		12,335,352

Construction & Engineering (0.1%)
Fluor Corp.	42,900	1,996,995
Jacobs Engineering Group, Inc.*	31,514	1,017,587
Quanta Services, Inc.*	52,300	982,717

		3,997,299

Electrical Equipment (0.4%)
Emerson Electric Co.	183,900	7,596,909
Rockwell Automation, Inc.	35,350	1,979,600
Roper Industries, Inc.	23,755	1,636,957

		11,213,466

Industrial Conglomerates (2.5%)
3M Co.	175,200	12,577,608
Danaher Corp.	140,500	5,892,570
General Electric Co.	2,617,083	39,884,345
Tyco International Ltd.	114,636	4,671,417

		63,025,940

Machinery (1.8%)
Caterpillar, Inc.	159,500	11,777,480
Cummins, Inc.	48,100	3,927,846
Deere & Co.	102,200	6,599,054
Dover Corp.	45,900	2,138,940
Eaton Corp.	84,200	2,989,100
Flowserve Corp.	13,797	1,020,978
Illinois Tool Works, Inc.	121,295	5,045,872
Ingersoll-Rand plc	81,715	2,295,374
Joy Global, Inc.	26,000	1,621,880
PACCAR, Inc.	90,250	3,052,255
Pall Corp.	28,750	1,219,000
Parker Hannifin Corp.	38,300	2,417,879
Snap-on, Inc.	14,400	639,360
Stanley Black & Decker, Inc.	41,596	2,042,364

		46,787,382

Professional Services (0.1%)
Dun & Bradstreet Corp.	12,156	744,677
Equifax, Inc.	30,150	926,811
Robert Half International, Inc.	35,700	757,554

		2,429,042

Road & Rail (0.8%)
CSX Corp.	270,400	5,048,368
Norfolk Southern Corp.	85,850	5,238,567
Ryder System, Inc.	12,600	472,626
Union Pacific Corp.	120,500	9,841,235

		20,600,796

Trading Companies & Distributors (0.2%)
Fastenal Co.	72,866	2,424,980
W.W. Grainger, Inc.	15,000	2,243,100

		4,668,080

Total Industrials		261,288,095

Information Technology (19.3%)
Communications Equipment (2.0%)
Cisco Systems, Inc.	1,357,850	21,033,097
F5 Networks, Inc.*	19,900	1,413,895
Harris Corp.	29,684	1,014,302
JDS Uniphase Corp.*	56,250	560,812
Juniper Networks, Inc.*	131,500	2,269,690
Motorola Mobility Holdings, Inc.*	64,587	2,440,097
Motorola Solutions, Inc.	74,514	3,122,137
QUALCOMM, Inc.	414,700	20,166,861
Tellabs, Inc.	90,050	386,314

		52,407,205

Computers & Peripherals (4.8%)
Apple, Inc.*	228,900	87,252,102
Dell, Inc.*	382,802	5,416,648
EMC Corp.*	509,800	10,700,702
Hewlett-Packard Co.	512,029	11,495,051
Lexmark International, Inc., Class A*	19,550	528,437
NetApp, Inc.*	90,900	3,085,146
SanDisk Corp.*	59,050	2,382,668
Western Digital Corp.*	57,520	1,479,414

		122,340,168

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	41,956	1,710,546
Corning, Inc.	387,892	4,794,345
FLIR Systems, Inc.	39,397	986,895
Jabil Circuit, Inc.	44,950	799,660
Molex, Inc.	33,700	686,469

		8,977,915

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	45,458	903,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.*	283,150	$8,350,094
Google, Inc., Class A*	62,267	32,028,899
Monster Worldwide, Inc.*	31,850	228,683
VeriSign, Inc.	41,050	1,174,440
Yahoo!, Inc.*	311,697	4,101,933

		46,787,754

IT Services (4.0%)
Accenture plc, Class A	159,100	8,381,388
Automatic Data Processing, Inc.	120,850	5,698,078
Cognizant Technology Solutions Corp., Class A*	75,000	4,702,500
Computer Sciences Corp.	38,200	1,025,670
Fidelity National Information Services, Inc.	61,099	1,485,928
Fiserv, Inc.*	34,950	1,774,411
International Business Machines Corp.	294,901	51,616,522
Mastercard, Inc., Class A	26,350	8,357,166
Paychex, Inc.	79,475	2,095,756
SAIC, Inc.*	68,100	804,261
Teradata Corp.*	41,555	2,224,439
Total System Services, Inc.	40,425	684,395
Visa, Inc., Class A	126,273	10,824,122
Western Union Co.	154,949	2,369,170

		102,043,806

Office Electronics (0.1%)
Xerox Corp.	346,496	2,415,077

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	143,300	727,964
Altera Corp.	80,000	2,522,400
Analog Devices, Inc.	73,950	2,310,938
Applied Materials, Inc.	325,200	3,365,820
Broadcom Corp., Class A*	118,850	3,956,517
First Solar, Inc.*	14,500	916,545
Intel Corp.	1,296,350	27,651,145
KLA-Tencor Corp.	41,250	1,579,050
Linear Technology Corp.	56,250	1,555,312
LSI Corp.*	141,400	732,452
MEMC Electronic Materials, Inc.*	56,871	298,004
Microchip Technology, Inc.	47,036	1,463,290
Micron Technology, Inc.*	247,850	1,249,164
Novellus Systems, Inc.*	17,200	468,872
NVIDIA Corp.*	149,050	1,863,125
Teradyne, Inc.*	45,950	505,910
Texas Instruments, Inc.	285,231	7,601,406
Xilinx, Inc.	65,450	1,795,948

		60,563,862

Software (3.9%)
Adobe Systems, Inc.*	121,850	2,945,115
Autodesk, Inc.*	56,450	1,568,181
BMC Software, Inc.*	43,350	1,671,576
CA, Inc.	93,425	1,813,379
Citrix Systems, Inc.*	46,450	2,532,918
Compuware Corp.*	53,950	413,257
Electronic Arts, Inc.*	82,450	1,686,102
Intuit, Inc.*	75,100	3,562,744
Microsoft Corp.	1,840,973	45,821,818
Oracle Corp.	975,497	28,035,784
Red Hat, Inc.*	47,610	2,011,999
Salesforce.com, Inc.*	33,518	3,830,437
Symantec Corp.*	185,090	3,016,967

		98,910,277

Total Information Technology		494,446,064

Materials (3.3%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	52,650	4,020,881
Airgas, Inc.	16,859	1,075,941
CF Industries Holdings, Inc.	17,745	2,189,556
Dow Chemical Co.	291,601	6,549,358
E.I. du Pont de Nemours & Co.	230,200	9,201,094
Eastman Chemical Co.	17,350	1,188,995
Ecolab, Inc.	57,231	2,798,024
FMC Corp.	17,730	1,226,207
International Flavors & Fragrances, Inc.	20,000	1,124,400
Monsanto Co.	132,048	7,928,162
Mosaic Co.	68,410	3,350,038
PPG Industries, Inc.	38,900	2,748,674
Praxair, Inc.	74,650	6,978,282
Sherwin-Williams Co.	21,750	1,616,460
Sigma-Aldrich Corp.	30,150	1,862,968

		53,859,040

Construction Materials (0.0%)
Vulcan Materials Co.	31,900	879,164

Containers & Packaging (0.1%)
Ball Corp.	40,300	1,250,106
Bemis Co., Inc.	25,450	745,939
Owens-Illinois, Inc.*	40,482	612,088
Sealed Air Corp.	39,534	660,218

		3,268,351

Metals & Mining (0.9%)
AK Steel Holding Corp.	27,198	177,875
Alcoa, Inc.	262,698	2,514,020
Allegheny Technologies, Inc.	26,250	970,987
Cliffs Natural Resources, Inc.	36,100	1,847,237
Freeport-McMoRan Copper & Gold, Inc.	233,988	7,124,935
Newmont Mining Corp.	122,000	7,673,800
Nucor Corp.	78,150	2,472,666
Titanium Metals Corp.	20,583	308,333
United States Steel Corp.	35,500	781,355

		23,871,208

Paper & Forest Products (0.2%)
International Paper Co.	107,835	2,507,164
MeadWestvaco Corp.	42,059	1,032,969

		3,540,133

Total Materials		85,417,896

Telecommunication Services (3.3%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,463,000	41,724,760
CenturyLink, Inc.	152,130	5,038,545
Frontier Communications Corp.	245,690	1,501,166
Verizon Communications, Inc.	698,796	25,715,693
Windstream Corp.	125,886	1,467,831

		75,447,995

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	97,742	5,258,520
MetroPCS Communications, Inc.*	72,350	630,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	739,291	$2,247,445

		8,136,133

Total Telecommunication Services		83,584,128

Utilities (3.9%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.	119,030	4,525,521
Duke Energy Corp.	328,762	6,571,952
Edison International	80,400	3,075,300
Entergy Corp.	43,650	2,893,558
Exelon Corp.	163,650	6,973,126
FirstEnergy Corp.	103,232	4,636,149
NextEra Energy, Inc.	104,250	5,631,585
Northeast Utilities	43,624	1,467,948
Pepco Holdings, Inc.	55,855	1,056,777
Pinnacle West Capital Corp.	26,900	1,155,086
PPL Corp.	142,588	4,069,462
Progress Energy, Inc.	72,750	3,762,630
Southern Co.	211,750	8,971,847

		54,790,941

Gas Utilities (0.1%)
Nicor, Inc.	11,250	618,863
Oneok, Inc.	25,557	1,687,784

		2,306,647

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	162,200	1,583,072
Constellation Energy Group, Inc.	49,700	1,891,582
NRG Energy, Inc.*	59,468	1,261,316

		4,735,970

Multi-Utilities (1.5%)
Ameren Corp.	59,650	1,775,781
CenterPoint Energy, Inc.	105,050	2,061,081
CMS Energy Corp.	62,100	1,228,959
Consolidated Edison, Inc.	72,350	4,125,397
Dominion Resources, Inc.	140,546	7,135,521
DTE Energy Co.	41,850	2,051,487
Integrys Energy Group, Inc.	19,224	934,671
NiSource, Inc.	69,259	1,480,757
PG&E Corp.	99,300	4,201,383
Public Service Enterprise Group, Inc.	124,900	4,167,913
SCANA Corp.	28,311	1,145,180
Sempra Energy	59,122	3,044,783
TECO Energy, Inc.	53,200	911,316
Wisconsin Energy Corp.	57,704	1,805,558
Xcel Energy, Inc.	119,545	2,951,566

		39,021,353

Total Utilities		100,854,911

Total Investments (99.2%) (Cost $2,499,847,798)		2,543,739,919
Other Assets Less Liabilities (0.8%)		19,762,559

Net Assets (100%)		$2,563,502,478

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 12,855,510

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	250	December-11	$14,417,091	$14,075,000	$(342,091)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$268,823,066	$—	$—	$268,823,066
Consumer Staples	299,181,422	—	—	299,181,422
Energy	295,778,839	—	—	295,778,839
Financials	345,603,961	—	—	345,603,961
Health Care	308,761,537	—	—	308,761,537
Industrials	261,288,095	—	—	261,288,095
Information Technology	494,446,064	—	—	494,446,064
Materials	85,417,896	—	—	85,417,896
Telecommunication Services	83,584,128	—	—	83,584,128
Utilities	100,854,911	—	—	100,854,911

Total Assets	$2,543,739,919	$—	$—	$2,543,739,919

Liabilities:
Futures	$(342,091)	$—	$—	$(342,091)

Total Liabilities	$(342,091)	$—	$—	$(342,091)

Total	$2,543,397,828	$—	$—	$2,543,397,828

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$77,536,085
Net Proceeds of Sales and Redemptions:
Stocks	$231,656,353

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$605,808,930
Aggregate gross unrealized depreciation	(638,981,709)

Net unrealized depreciation	$(33,172,779)

Federal income tax cost of investments	$2,576,912,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.7%)
BorgWarner, Inc.*	78,900	$4,775,817
Gentex Corp.	22,553	542,399
Goodyear Tire & Rubber Co.*	38,575	389,222
Johnson Controls, Inc.	161,816	4,267,088
Visteon Corp.*	445	19,135

		9,993,661

Automobiles (0.5%)
Ford Motor Co.*	330,216	3,193,189
Harley-Davidson, Inc.	37,328	1,281,470
Tesla Motors, Inc.*	125,629	3,064,091

		7,538,750

Distributors (0.1%)
Genuine Parts Co.	6,787	344,780
LKQ Corp.*	23,050	556,888

		901,668

Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A*	182,859	7,243,045
DeVry, Inc.	8,835	326,541
H&R Block, Inc.	28,360	377,472
ITT Educational Services, Inc.*	4,429	255,022
Weight Watchers International, Inc.	4,580	266,785

		8,468,865

Hotels, Restaurants & Leisure (3.4%)
Bally Technologies, Inc.*	6,341	171,080
Brinker International, Inc.	12,354	258,446
Chipotle Mexican Grill, Inc.*	13,719	4,156,171
Choice Hotels International, Inc.	378	11,234
Darden Restaurants, Inc.	21,553	921,391
Dunkin’ Brands Group, Inc.*	3,501	96,978
Hyatt Hotels Corp., Class A*	358	11,230
International Game Technology	24,353	353,849
Las Vegas Sands Corp.*	255,459	9,794,298
Marriott International, Inc., Class A	43,944	1,197,035
McDonald’s Corp.	163,934	14,396,684
MGM Resorts International*	12,307	114,332
Panera Bread Co., Class A*	4,584	476,461
Royal Caribbean Cruises Ltd.	11,901	257,538
Starbucks Corp.	261,221	9,740,931
Starwood Hotels & Resorts Worldwide, Inc.	113,619	4,410,690
Wynn Resorts Ltd.	12,516	1,440,341
Yum! Brands, Inc.	73,550	3,632,634

		51,441,323

Household Durables (0.1%)
Garmin Ltd.	1,157	36,758
Harman International Industries, Inc.	7,290	208,348
Leggett & Platt, Inc.	16,957	335,579
Tempur-Pedic International, Inc.*	10,815	568,977
Tupperware Brands Corp.	9,882	531,059

		1,680,721

Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	125,824	27,206,923
Expedia, Inc.	17,972	462,779
HomeAway, Inc.*	843	28,342
Netflix, Inc.*	8,297	938,888
priceline.com, Inc.*	7,843	3,525,115

		32,162,047

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,243	627,514
Mattel, Inc.	40,802	1,056,364
Polaris Industries, Inc.	10,230	511,193

		2,195,071

Media (2.4%)
AMC Networks, Inc., Class A*	8,579	274,099
Cablevision Systems Corp.-New York Group, Class A	34,318	539,822
CBS Corp., Class B	16,379	333,804
Charter Communications, Inc., Class A*	9,153	428,727
Comcast Corp., Class A	189,960	3,970,164
DIRECTV, Class A*	121,293	5,124,629
Discovery Communications, Inc., Class A*	44,009	1,655,619
DISH Network Corp., Class A*	23,747	595,100
Interpublic Group of Cos., Inc.	28,875	207,900
John Wiley & Sons, Inc., Class A	7,359	326,887
Lamar Advertising Co., Class A*	2,748	46,798
Liberty Global, Inc., Class A*	43,795	1,584,503
McGraw-Hill Cos., Inc.	39,618	1,624,338
Morningstar, Inc.	3,853	217,463
Omnicom Group, Inc.	44,412	1,636,138
Pandora Media, Inc.*	1,451	21,257
Regal Entertainment Group, Class A	4,256	49,966
Scripps Networks Interactive, Inc., Class A	14,795	549,930
Sirius XM Radio, Inc.*	623,477	941,450
Thomson Reuters Corp.	28,049	758,445
Time Warner Cable, Inc.	53,144	3,330,535
Viacom, Inc., Class B	272,736	10,565,793
Virgin Media, Inc.	50,124	1,220,519

		36,003,886

Multiline Retail (0.4%)
Big Lots, Inc.*	3,542	123,368
Dollar General Corp.*	15,649	590,906
Dollar Tree, Inc.*	19,317	1,450,900
Family Dollar Stores, Inc.	19,321	982,666
Kohl’s Corp.	35,998	1,767,502
Macy’s, Inc.	8,344	219,614
Nordstrom, Inc.	25,765	1,176,945
Target Corp.	5,770	282,961

		6,594,862

Specialty Retail (2.4%)
Aaron’s, Inc.	9,218	232,755
Abercrombie & Fitch Co., Class A	11,930	734,411
Advance Auto Parts, Inc.	11,650	676,865
AutoNation, Inc.*	3,191	104,601
AutoZone, Inc.*	4,210	1,343,790
Bed Bath & Beyond, Inc.*	39,358	2,255,607
CarMax, Inc.*	5,887	140,405
Chico’s FAS, Inc.	18,539	211,901
Dick’s Sporting Goods, Inc.*	14,880	497,885
DSW, Inc., Class A	3,157	145,790
Guess?, Inc.	10,239	291,709
Home Depot, Inc.	375,731	12,350,278
Limited Brands, Inc.	39,385	1,516,716
O’Reilly Automotive, Inc.*	21,782	1,451,335
PetSmart, Inc.	17,914	764,032
Ross Stores, Inc.	18,564	1,460,801
Sally Beauty Holdings, Inc.*	13,899	230,723
Tiffany & Co.	93,377	5,679,189
TJX Cos., Inc.	60,997	3,383,504
Tractor Supply Co.	11,414	713,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ulta Salon Cosmetics & Fragrance, Inc.*	7,165	$445,878
Urban Outfitters, Inc.*	18,997	424,013
Williams-Sonoma, Inc.	8,641	266,056

		35,322,190

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	105,182	5,451,583
Deckers Outdoor Corp.*	6,111	569,912
Fossil, Inc.*	8,267	670,123
Hanesbrands, Inc.*	15,251	381,427
NIKE, Inc., Class B	56,401	4,822,850
PVH Corp.	1,406	81,885
Ralph Lauren Corp.	9,921	1,286,754
Under Armour, Inc., Class A*	5,752	381,990

		13,646,524

Total Consumer Discretionary		205,949,568

Consumer Staples (11.4%)
Beverages (4.0%)
Brown-Forman Corp., Class B	13,814	968,914
Coca-Cola Co.	510,738	34,505,459
Coca-Cola Enterprises, Inc.	39,334	978,630
Dr. Pepper Snapple Group, Inc.	34,972	1,356,214
Hansen Natural Corp.*	11,061	965,515
PepsiCo, Inc.	347,838	21,531,172

		60,305,904

Food & Staples Retailing (2.6%)
BJ’s Wholesale Club, Inc.*	866	44,374
Costco Wholesale Corp.	69,014	5,667,430
Kroger Co.	71,764	1,575,937
Sysco Corp.	92,202	2,388,032
Walgreen Co.	136,523	4,490,242
Wal-Mart Stores, Inc.	356,488	18,501,727
Whole Foods Market, Inc.	94,029	6,141,034

		38,808,776

Food Products (1.1%)
Bunge Ltd.	5,979	348,516
Campbell Soup Co.	21,218	686,827
ConAgra Foods, Inc.	8,143	197,224
Corn Products International, Inc.	9,744	382,355
Flowers Foods, Inc.	17,668	343,819
General Mills, Inc.	76,045	2,925,451
Green Mountain Coffee Roasters, Inc.*	48,110	4,471,343
H.J. Heinz Co.	29,692	1,498,852
Hershey Co.	17,914	1,061,225
Hormel Foods Corp.	11,517	311,189
Kellogg Co.	36,342	1,933,031
McCormick & Co., Inc. (Non-Voting)	14,319	660,965
Mead Johnson Nutrition Co.	5,909	406,717
Sara Lee Corp.	76,723	1,254,421

		16,481,935

Household Products (1.9%)
Church & Dwight Co., Inc.	13,076	577,959
Clorox Co.	1,222	81,055
Colgate-Palmolive Co.	69,688	6,179,932
Kimberly-Clark Corp.	54,370	3,860,814
Procter & Gamble Co.	279,845	17,680,607

		28,380,367

Personal Products (0.3%)
Avon Products, Inc.	67,962	1,332,055
Estee Lauder Cos., Inc., Class A	17,826	1,565,836
Herbalife Ltd.	18,857	1,010,735

		3,908,626

Tobacco (1.5%)
Altria Group, Inc.	246,785	6,616,306
Philip Morris International, Inc.	254,288	15,862,485
Reynolds American, Inc.	16,151	605,340

		23,084,131

Total Consumer Staples		170,969,739

Energy (8.9%)
Energy Equipment & Services (2.6%)
Atwood Oceanics, Inc.*	2,560	87,962
Baker Hughes, Inc.	27,329	1,261,507
Cameron International Corp.*	28,529	1,185,095
CARBO Ceramics, Inc.	3,030	310,666
Core Laboratories N.V.	7,207	647,405
Diamond Offshore Drilling, Inc.	5,133	280,980
Dresser-Rand Group, Inc.*	12,604	510,840
FMC Technologies, Inc.*	37,966	1,427,522
Halliburton Co.	274,551	8,379,296
Helmerich & Payne, Inc.	13,959	566,735
McDermott International, Inc.*	32,426	348,904
Oceaneering International, Inc.	17,148	606,010
Oil States International, Inc.*	6,807	346,612
Patterson-UTI Energy, Inc.	2,713	47,043
Rowan Cos., Inc.*	3,325	100,382
RPC, Inc.	6,777	110,601
Schlumberger Ltd.	374,298	22,356,820
Superior Energy Services, Inc.*	12,586	330,257
Tidewater, Inc.	526	22,118

		38,926,755

Oil, Gas & Consumable Fuels (6.3%)
Alpha Natural Resources, Inc.*	137,947	2,440,282
Anadarko Petroleum Corp.	131,748	8,306,711
Apache Corp.	17,446	1,399,867
Arch Coal, Inc.	3,542	51,642
Brigham Exploration Co.*	18,497	467,234
Cabot Oil & Gas Corp.	16,505	1,021,825
Chevron Corp.	18,102	1,674,797
Cimarex Energy Co.	3,595	200,242
Cobalt International Energy, Inc.*	17,417	134,285
Concho Resources, Inc.*	16,332	1,161,858
Consol Energy, Inc.	35,805	1,214,864
Continental Resources, Inc.*	6,618	320,113
Denbury Resources, Inc.*	52,891	608,247
El Paso Corp.	114,315	1,998,226
EOG Resources, Inc.	42,407	3,011,321
EQT Corp.	8,319	443,902
EXCO Resources, Inc.	21,566	231,188
Exxon Mobil Corp.	688,176	49,982,223
Forest Oil Corp.*	14,096	202,982
HollyFrontier Corp.	30,152	790,585
Kinder Morgan, Inc.	18,432	477,205
Kosmos Energy Ltd.*	4,375	51,231
Murphy Oil Corp.	4,677	206,536
Newfield Exploration Co.*	12,259	486,560
Noble Energy, Inc.	5,604	396,763
Occidental Petroleum Corp.	36,984	2,644,356
Peabody Energy Corp.	42,771	1,449,082
Pioneer Natural Resources Co.	14,960	983,919
QEP Resources, Inc.	21,922	593,429
Quicksilver Resources, Inc.*	1,295	9,816
Range Resources Corp.	137,689	8,049,299
SandRidge Energy, Inc.*	64,780	360,177
SM Energy Co.	8,123	492,660
Southwestern Energy Co.*	54,962	1,831,883
Ultra Petroleum Corp.*	24,161	669,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Whiting Petroleum Corp.*	18,543	$650,488

		95,015,541

Total Energy		133,942,296

Financials (3.1%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	5,871	458,232
BlackRock, Inc.	6,691	990,335
Charles Schwab Corp.	165,518	1,865,388
Eaton Vance Corp.	18,766	417,919
Federated Investors, Inc., Class B	11,569	202,805
Franklin Resources, Inc.	22,888	2,189,008
Greenhill & Co., Inc.	4,689	134,058
Jefferies Group, Inc.	281,200	3,489,692
Lazard Ltd., Class A	17,523	369,735
LPL Investment Holdings, Inc.*	4,564	116,017
SEI Investments Co.	23,027	354,155
T. Rowe Price Group, Inc.	41,036	1,960,290
TD Ameritrade Holding Corp.	34,571	508,367
Waddell & Reed Financial, Inc., Class A	13,643	341,211

		13,397,212

Commercial Banks (0.3%)
Wells Fargo & Co.	150,297	3,625,164

Consumer Finance (0.3%)
American Express Co.	100,419	4,508,813
Discover Financial Services	8,535	195,793
Green Dot Corp., Class A*	3,495	109,463

		4,814,069

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	8,329	203,810
IntercontinentalExchange, Inc.*	11,616	1,373,708
Moody’s Corp.	179,389	5,462,395
MSCI, Inc., Class A*	18,981	575,694
NASDAQ OMX Group, Inc.*	2,387	55,235
NYSE Euronext	12,782	297,054

		7,967,896

Insurance (0.0%)
Erie Indemnity Co., Class A	4,371	311,128
Validus Holdings Ltd.	1,685	41,990

		353,118

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co. (REIT), Class A	12,804	283,225
Boston Properties, Inc. (REIT)	18,884	1,682,564
Camden Property Trust (REIT)	7,995	441,804
Corporate Office Properties Trust/Maryland (REIT)	3,541	77,123
Digital Realty Trust, Inc. (REIT)	15,902	877,154
Equity Residential (REIT)	3,399	176,306
Essex Property Trust, Inc. (REIT)	2,874	344,995
Federal Realty Investment Trust (REIT)	7,434	612,636
Macerich Co. (REIT)	7,405	315,675
Plum Creek Timber Co., Inc. (REIT)	15,428	535,506
Public Storage (REIT)	20,899	2,327,104
Rayonier, Inc. (REIT)	19,228	707,398
Simon Property Group, Inc. (REIT)	37,864	4,164,283
UDR, Inc. (REIT)	2,629	58,206
Ventas, Inc. (REIT)	24,306	1,200,716
Vornado Realty Trust (REIT)	3,203	239,008
Weyerhaeuser Co. (REIT)	24,679	383,758

		14,427,461

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	46,158	621,287
Jones Lang LaSalle, Inc.	5,256	272,313

		893,600

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,567	42,829
People’s United Financial, Inc.	10,977	125,138

		167,967

Total Financials		45,646,487

Health Care (10.4%)
Biotechnology (2.0%)
Alexion Pharmaceuticals, Inc.*	29,043	1,860,495
Amylin Pharmaceuticals, Inc.*	20,667	190,756
Biogen Idec, Inc.*	100,773	9,387,005
BioMarin Pharmaceutical, Inc.*	17,525	558,522
Celgene Corp.*	73,113	4,527,157
Dendreon Corp.*	23,040	207,360
Gilead Sciences, Inc.*	124,383	4,826,060
Human Genome Sciences, Inc.*	29,961	380,205
Myriad Genetics, Inc.*	13,548	253,890
Pharmasset, Inc.*	11,750	967,847
Regeneron Pharmaceuticals, Inc.*	11,517	670,289
United Therapeutics Corp.*	8,176	306,518
Vertex Pharmaceuticals, Inc.*	143,401	6,387,081

		30,523,185

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	81,097	4,552,786
Becton, Dickinson and Co.	34,557	2,533,719
C.R. Bard, Inc.	13,531	1,184,504
CareFusion Corp.*	11,051	264,671
Cooper Cos., Inc.	1,973	156,163
Covidien plc	41,820	1,844,262
DENTSPLY International, Inc.	9,074	278,481
Edwards Lifesciences Corp.*	18,118	1,291,451
Gen-Probe, Inc.*	7,583	434,127
Hill-Rom Holdings, Inc.	9,043	271,471
IDEXX Laboratories, Inc.*	9,060	624,868
Intuitive Surgical, Inc.*	6,207	2,261,086
Kinetic Concepts, Inc.*	7,924	522,112
Medtronic, Inc.	145,900	4,849,716
ResMed, Inc.*	24,160	695,566
Sirona Dental Systems, Inc.*	8,811	373,675
St. Jude Medical, Inc.	51,952	1,880,143
Stryker Corp.	99,228	4,676,616
Thoratec Corp.*	9,041	295,098
Varian Medical Systems, Inc.*	18,514	965,690

		29,956,205

Health Care Providers & Services (1.9%)
AMERIGROUP Corp.*	4,615	180,031
AmerisourceBergen Corp.	230,480	8,589,990
Brookdale Senior Living, Inc.*	13,390	167,911
Cardinal Health, Inc.	104,294	4,367,833
Catalyst Health Solutions, Inc.*	6,731	388,311
DaVita, Inc.*	15,087	945,502
Express Scripts, Inc.*	77,086	2,857,578
HCA Holdings, Inc.*	12,773	257,504
Health Management Associates, Inc., Class A*	40,004	276,828
Henry Schein, Inc.*	7,710	478,097
Laboratory Corp. of America Holdings*	15,829	1,251,282
Lincare Holdings, Inc.	14,962	336,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	39,830	$2,895,641
Medco Health Solutions, Inc.*	63,159	2,961,525
MEDNAX, Inc.*	7,604	476,314
Patterson Cos., Inc.	6,490	185,809
Quest Diagnostics, Inc.	22,821	1,126,445
Tenet Healthcare Corp.*	3,759	15,525
Universal Health Services, Inc., Class B	14,275	485,350

		28,244,121

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	24,226	436,553
Cerner Corp.*	142,256	9,747,381
Emdeon, Inc., Class A*	250	4,697
SXC Health Solutions Corp.*	9,777	544,579

		10,733,210

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.*	54,977	1,718,031
Bruker Corp.*	13,387	181,126
Charles River Laboratories International, Inc.*	8,163	233,625
Covance, Inc.*	27,579	1,253,466
Illumina, Inc.*	19,452	795,976
Life Technologies Corp.*	2,457	94,422
Mettler-Toledo International, Inc.*	5,078	710,717
Pharmaceutical Product Development, Inc.	15,797	405,351
Techne Corp.	5,866	398,947
Thermo Fisher Scientific, Inc.*	76,100	3,853,704
Waters Corp.*	14,477	1,092,869

		10,738,234

Pharmaceuticals (3.1%)
Abbott Laboratories, Inc.	230,602	11,792,986
Allergan, Inc.	134,449	11,075,909
Eli Lilly and Co.	53,454	1,976,194
Endo Pharmaceuticals Holdings, Inc.*	18,414	515,408
Hospira, Inc.*	22,237	822,769
Johnson & Johnson	224,240	14,286,330
Mylan, Inc.*	62,803	1,067,651
Perrigo Co.	13,111	1,273,209
Valeant Pharmaceuticals International, Inc.	36,300	1,347,456
Warner Chilcott plc, Class A*	24,437	349,449
Watson Pharmaceuticals, Inc.*	18,843	1,286,035

		45,793,396

Total Health Care		155,988,351

Industrials (11.1%)
Aerospace & Defense (4.0%)
Alliant Techsystems, Inc.	350	19,079
BE Aerospace, Inc.*	14,503	480,194
Boeing Co.	381,984	23,113,852
Goodrich Corp.	8,069	973,767
Honeywell International, Inc.	124,329	5,459,286
Lockheed Martin Corp.	39,480	2,867,827
Precision Castparts Corp.	62,262	9,679,251
Rockwell Collins, Inc.	24,338	1,284,073
Spirit AeroSystems Holdings, Inc., Class A*	3,820	60,929
Textron, Inc.	2,535	44,717
TransDigm Group, Inc.*	7,897	644,948
United Technologies Corp.	221,510	15,585,444

		60,213,367

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	26,156	1,790,902
Expeditors International of Washington, Inc.	33,551	1,360,493
FedEx Corp.	2,892	195,731
United Parcel Service, Inc., Class B	116,102	7,331,841
UTi Worldwide, Inc.	14,632	190,801

		10,869,768

Airlines (0.1%)
AMR Corp.*	24,776	73,337
Copa Holdings S.A., Class A	3,993	244,651
Delta Air Lines, Inc.*	80,308	602,310
Southwest Airlines Co.	22,021	177,049
United Continental Holdings, Inc.*	44,612	864,581

		1,961,928

Building Products (0.0%)
Armstrong World Industries, Inc.	331	11,400
Lennox International, Inc.	8,427	217,248
Masco Corp.	56,579	402,842

		631,490

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,049	26,309
Copart, Inc.*	8,814	344,804
Covanta Holding Corp.	1,303	19,792
Iron Mountain, Inc.	28,471	900,253
KAR Auction Services, Inc.*	906	10,972
Stericycle, Inc.*	13,563	1,094,805
Waste Connections, Inc.	15,721	531,684

		2,928,619

Construction & Engineering (0.1%)
AECOM Technology Corp.*	8,439	149,117
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,123	261,192
Fluor Corp.	27,534	1,281,708
KBR, Inc.	1,559	36,839

		1,728,856

Electrical Equipment (0.7%)
AMETEK, Inc.	25,407	837,669
Babcock & Wilcox Co.*	18,573	363,102
Cooper Industries plc	17,050	786,346
Emerson Electric Co.	118,747	4,905,439
General Cable Corp.*	4,280	99,938
GrafTech International Ltd.*	1,078	13,691
Polypore International, Inc.*	6,168	348,615
Rockwell Automation, Inc.	22,798	1,276,688
Roper Industries, Inc.	15,150	1,043,986
Thomas & Betts Corp.*	2,006	80,059

		9,755,533

Industrial Conglomerates (1.5%)
3M Co.	99,148	7,117,835
Carlisle Cos., Inc.	795	25,345
Danaher Corp.	355,158	14,895,326

		22,038,506

Machinery (2.4%)
Caterpillar, Inc.	101,873	7,522,302
Cummins, Inc.	31,002	2,531,623
Deere & Co.	66,305	4,281,314
Donaldson Co., Inc.	12,052	660,450
Dover Corp.	22,933	1,068,678
Eaton Corp.	20,430	725,265
Flowserve Corp.	8,027	593,998
Gardner Denver, Inc.	8,260	524,923
Graco, Inc.	9,583	327,164
Harsco Corp.	1,125	21,814
IDEX Corp.	11,734	365,631
Illinois Tool Works, Inc.	65,813	2,737,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll-Rand plc	41,495	$1,165,595
Joy Global, Inc.	16,555	1,032,701
Kennametal, Inc.	1,512	49,503
Lincoln Electric Holdings, Inc.	8,182	237,360
Manitowoc Co., Inc.	20,825	139,736
Navistar International Corp.*	6,197	199,048
Nordson Corp.	9,587	380,987
PACCAR, Inc.	57,737	1,952,665
Pall Corp.	18,346	777,870
Parker Hannifin Corp.	10,556	666,400
Snap-on, Inc.	1,666	73,970
SPX Corp.	2,209	100,090
Stanley Black & Decker, Inc.	83,200	4,085,120
Terex Corp.*	147,200	1,510,272
Timken Co.	11,659	382,648
Toro Co.	4,902	241,521
Valmont Industries, Inc.	3,590	279,805
WABCO Holdings, Inc.*	10,660	403,588
Wabtec Corp.	7,629	403,345

		35,443,207

Marine (0.0%)
Kirby Corp.*	6,013	316,524

Professional Services (0.5%)
Dun & Bradstreet Corp.	7,805	478,134
Equifax, Inc.	1,033	31,755
IHS, Inc., Class A*	7,806	583,967
Manpower, Inc.	140,100	4,710,162
Nielsen Holdings N.V.*	10,965	285,967
Robert Half International, Inc.	23,196	492,219
Towers Watson & Co., Class A	1,867	111,609
Verisk Analytics, Inc., Class A*	15,809	549,679

		7,243,492

Road & Rail (0.7%)
Con-way, Inc.	834	18,456
CSX Corp.	395,613	7,386,095
Hertz Global Holdings, Inc.*	38,630	343,807
J.B. Hunt Transport Services, Inc.	14,437	521,465
Kansas City Southern*	13,004	649,680
Landstar System, Inc.	7,565	299,271
Union Pacific Corp.	12,632	1,031,655

		10,250,429

Trading Companies & Distributors (0.2%)
Fastenal Co.	46,584	1,550,316
MSC Industrial Direct Co., Class A	7,000	395,220
W.W. Grainger, Inc.	8,995	1,345,112
WESCO International, Inc.*	3,215	107,863

		3,398,511

Total Industrials		166,780,230

Information Technology (27.7%)
Communications Equipment (2.6%)
Acme Packet, Inc.*	8,449	359,843
Ciena Corp.*	15,014	168,157
Cisco Systems, Inc.	217,300	3,365,977
F5 Networks, Inc.*	12,814	910,435
Harris Corp.	5,020	171,533
JDS Uniphase Corp.*	35,805	356,976
Juniper Networks, Inc.*	84,215	1,453,551
Polycom, Inc.*	27,882	512,192
QUALCOMM, Inc.	631,786	30,723,753
Riverbed Technology, Inc.*	24,251	484,050

		38,506,467

Computers & Peripherals (7.3%)
Apple, Inc.*	239,905	91,446,988
Dell, Inc.*	190,552	2,696,311
EMC Corp.*	325,142	6,824,730
Fusion-io, Inc.*	1,413	26,847
NCR Corp.*	19,694	332,632
NetApp, Inc.*	151,216	5,132,271
QLogic Corp.*	13,506	171,256
SanDisk Corp.*	56,300	2,271,705

		108,902,740

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	27,830	1,134,629
Arrow Electronics, Inc.*	2,575	71,534
Dolby Laboratories, Inc., Class A*	8,394	230,331
FLIR Systems, Inc.	25,229	631,987
IPG Photonics Corp.*	4,355	189,181
Jabil Circuit, Inc.	25,125	446,974
National Instruments Corp.	14,348	327,995
Trimble Navigation Ltd.*	19,375	650,031

		3,682,662

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	26,841	533,599
eBay, Inc.*	212,114	6,255,242
Equinix, Inc.*	7,401	657,431
Google, Inc., Class A*	68,964	35,473,702
LinkedIn Corp., Class A*	1,422	111,030
Rackspace Hosting, Inc.*	81,181	2,771,519
VeriSign, Inc.	26,615	761,455
VistaPrint N.V.*	6,315	170,695
WebMD Health Corp.*	9,338	281,541

		47,016,214

IT Services (5.1%)
Accenture plc, Class A	210,497	11,088,982
Alliance Data Systems Corp.*	8,060	747,162
Automatic Data Processing, Inc.	78,943	3,722,163
Booz Allen Hamilton Holding Corp.*	1,748	25,993
Broadridge Financial Solutions, Inc.	18,401	370,596
Cognizant Technology Solutions Corp., Class A*	48,065	3,013,676
DST Systems, Inc.	816	35,765
Fiserv, Inc.*	18,174	922,694
FleetCor Technologies, Inc.*	2,344	61,553
Gartner, Inc.*	15,367	535,847
Genpact Ltd.*	15,439	222,167
Global Payments, Inc.	12,647	510,812
International Business Machines Corp.	223,262	39,077,548
Lender Processing Services, Inc.	13,677	187,238
Mastercard, Inc., Class A	16,945	5,374,276
NeuStar, Inc., Class A*	11,657	293,057
Paychex, Inc.	46,964	1,238,441
SAIC, Inc.*	14,675	173,312
Teradata Corp.*	26,668	1,427,538
VeriFone Systems, Inc.*	110,418	3,866,838
Visa, Inc., Class A	26,684	2,287,353
Western Union Co.	99,887	1,527,272

		76,710,283

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	8,634	267,136

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	97,115	493,344
Altera Corp.	163,806	5,164,803
Analog Devices, Inc.	47,337	1,479,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	13,121	$135,802
Atmel Corp.*	67,654	545,968
Avago Technologies Ltd.	98,223	3,218,768
Broadcom Corp., Class A*	277,293	9,231,084
Cree, Inc.*	1,021	26,526
Cypress Semiconductor Corp.*	26,540	397,304
First Solar, Inc.*	9,406	594,553
Freescale Semiconductor Holdings I Ltd.*	4,272	47,120
Intersil Corp., Class A	9,890	101,768
KLA-Tencor Corp.	20,506	784,970
Lam Research Corp.*	19,667	746,953
Linear Technology Corp.	35,979	994,819
LSI Corp.*	27,199	140,891
Marvell Technology Group Ltd.*	154,900	2,250,697
Maxim Integrated Products, Inc.	46,661	1,088,601
MEMC Electronic Materials, Inc.*	21,560	112,974
Microchip Technology, Inc.	30,094	936,224
NVIDIA Corp.*	94,837	1,185,462
NXP Semiconductors N.V.*	71,500	1,009,580
ON Semiconductor Corp.*	70,263	503,786
PMC-Sierra, Inc.*	1,860	11,123
Silicon Laboratories, Inc.*	6,310	211,448
Skyworks Solutions, Inc.*	29,891	536,245
Texas Instruments, Inc.	116,485	3,104,325
Varian Semiconductor Equipment Associates, Inc.*	11,915	728,602
Xilinx, Inc.	41,965	1,151,520

		36,934,541

Software (6.9%)
Adobe Systems, Inc.*	79,692	1,926,156
ANSYS, Inc.*	14,505	711,325
Ariba, Inc.*	15,257	422,771
Autodesk, Inc.*	36,306	1,008,581
BMC Software, Inc.*	27,939	1,077,328
Cadence Design Systems, Inc.*	42,495	392,654
Check Point Software Technologies Ltd.*	167,900	8,858,404
Citrix Systems, Inc.*	29,700	1,619,541
Compuware Corp.*	25,283	193,668
Electronic Arts, Inc.*	52,523	1,074,095
FactSet Research Systems, Inc.	7,289	648,502
Fortinet, Inc.*	18,945	318,276
Informatica Corp.*	16,712	684,356
Intuit, Inc.*	47,802	2,267,727
MICROS Systems, Inc.*	12,816	562,750
Microsoft Corp.	1,172,443	29,182,106
Nuance Communications, Inc.*	37,639	766,330
Oracle Corp.	846,949	24,341,314
Red Hat, Inc.*	197,695	8,354,591
Rovi Corp.*	17,843	766,892
Salesforce.com, Inc.*	77,054	8,805,731
Solera Holdings, Inc.	11,162	563,681
Symantec Corp.*	119,362	1,945,601
Synopsys, Inc.*	1,602	39,025
TIBCO Software, Inc.*	26,217	586,999
VMware, Inc., Class A*	69,387	5,577,327

		102,695,731

Total Information Technology		414,715,774

Materials (3.9%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	33,475	2,556,486
Airgas, Inc.	12,401	791,432
Albemarle Corp.	14,486	585,234
Celanese Corp.	78,281	2,546,481
CF Industries Holdings, Inc.	9,430	1,163,568
E.I. du Pont de Nemours & Co.	146,714	5,864,159
Eastman Chemical Co.	11,230	769,592
Ecolab, Inc.	36,651	1,791,867
FMC Corp.	11,334	783,859
Huntsman Corp.	5,949	57,527
International Flavors & Fragrances, Inc.	12,700	713,994
Intrepid Potash, Inc.*	8,270	205,675
Kronos Worldwide, Inc.	3,445	55,396
LyondellBasell Industries N.V., Class A	3,364	82,182
Monsanto Co.	153,272	9,202,451
Mosaic Co.	43,529	2,131,615
Nalco Holding Co.	19,439	679,976
Potash Corp. of Saskatchewan, Inc.	43,000	1,858,460
PPG Industries, Inc.	24,985	1,765,440
Praxair, Inc.	47,928	4,480,309
Rockwood Holdings, Inc.*	10,255	345,491
Scotts Miracle-Gro Co., Class A	6,201	276,565
Sherwin-Williams Co.	14,179	1,053,783
Sigma-Aldrich Corp.	19,247	1,189,272
Solutia, Inc.*	19,322	248,288
Valspar Corp.	1,927	60,142
W.R. Grace & Co.*	10,443	347,752
Westlake Chemical Corp.	664	22,762

		41,629,758

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,378	213,557

Containers & Packaging (0.2%)
Ball Corp.	26,537	823,178
Crown Holdings, Inc.*	24,635	754,077
Packaging Corp. of America	14,562	339,295
Rock-Tenn Co., Class A	10,944	532,754
Silgan Holdings, Inc.	7,819	287,270
Temple-Inland, Inc.	4,452	139,659

		2,876,233

Metals & Mining (0.9%)
AK Steel Holding Corp.	3,507	22,936
Allegheny Technologies, Inc.	16,767	620,211
Allied Nevada Gold Corp.*	14,097	504,814
Carpenter Technology Corp.	6,956	312,255
Cliffs Natural Resources, Inc.	23,061	1,180,031
Compass Minerals International, Inc.	5,194	346,855
Freeport-McMoRan Copper & Gold, Inc.	232,354	7,075,179
Molycorp, Inc.*	8,855	291,064
Reliance Steel & Aluminum Co.	1,716	58,361
Royal Gold, Inc.	8,585	549,955
Schnitzer Steel Industries, Inc., Class A	1,005	36,984
Southern Copper Corp.	26,859	671,206
Steel Dynamics, Inc.	25,178	249,766
Titanium Metals Corp.	7,192	107,736
Walter Energy, Inc.	9,842	590,619

		12,617,972

Paper & Forest Products (0.0%)
International Paper Co.	14,643	340,450

Total Materials		57,677,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.8%)
tw telecom, Inc.*	20,352	$336,215
Verizon Communications, Inc.	322,407	11,864,578
Windstream Corp.	44,720	521,435

		12,722,228

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	62,658	3,371,000
Clearwire Corp., Class A*	24,608	57,337
Crown Castle International Corp.*	45,883	1,866,062
MetroPCS Communications, Inc.*	43,872	382,125
NII Holdings, Inc.*	23,528	634,079
SBA Communications Corp., Class A*	17,906	617,399

		6,928,002

Total Telecommunication Services		19,650,230

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,064	624,396

Gas Utilities (0.0%)
National Fuel Gas Co.	1,908	92,881
Oneok, Inc.	1,270	83,871

		176,752

Water Utilities (0.0%)
Aqua America, Inc.	2,253	48,597

Total Utilities		849,745

Total Investments (91.7%) (Cost $1,155,643,027)		1,372,170,390
Other Assets Less Liabilities (8.3%)		124,657,545

Net Assets (100%)		$1,496,827,935

*	Non-income producing.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$262,908,306	$96,407,662	$359,315,968	$—	$164,107	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
NASDAQ 100 E-Mini Index	1,279	December-11	$55,700,463	$54,600,510	$1,099,953
S&P 500 E-Mini Index	3,956	December-11	223,194,969	222,722,800	472,169

					$1,572,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$205,949,568	$—	$—	$205,949,568
Consumer Staples	170,969,739	—	—	170,969,739
Energy	133,942,296	—	—	133,942,296
Financials	45,646,487	—	—	45,646,487
Health Care	155,988,351	—	—	155,988,351
Industrials	166,780,230	—	—	166,780,230
Information Technology	414,715,774	—	—	414,715,774
Materials	57,677,970	—	—	57,677,970
Telecommunication Services	19,650,230	—	—	19,650,230
Utilities	849,745	—	—	849,745
Futures	1,572,122	—	—	1,572,122

Total Assets	$1,373,742,512	$—	$—	$1,373,742,512

Total Liabilities	$—	$—	$—	$—

Total	$1,373,742,512	$—	$—	$1,373,742,512

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$503,909,994
Net Proceeds of Sales and Redemptions:
Stocks	$581,641,628

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,563,353
Aggregate gross unrealized depreciation	(65,688,009)

Net unrealized appreciation	$209,875,344

Federal income tax cost of investments	$1,162,295,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.3%)
Non-Agency CMO (0.3%)
Banc of America Large Loan, Inc.,
Series 2010-HLTN
1.979%, 11/15/15(l)§	$2,898,595	$2,582,967

Total Asset-Backed and Mortgage-Backed Securities		2,582,967

Convertible Bond (0.4%)
Financials (0.4%)
Real Estate Investment Trusts (REITs) (0.4%)
iStar Financial, Inc.
0.746%, 10/1/12(l)	4,500,000	3,937,500

Total Financials		3,937,500

Total Convertible Bonds		3,937,500

Corporate Bonds (33.1%)
Consumer Discretionary (3.6%)
Auto Components (0.3%)
Allison Transmission, Inc.
Term Loan
2.980%, 8/7/14(l)	2,591,644	2,433,554
Johnson Controls, Inc.
1.750%, 3/1/14	150,000	151,173

		2,584,727

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	69,000	75,756

Hotels, Restaurants & Leisure (0.5%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,008,750
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16§	800,000	752,000
10.750%, 1/15/17 PIK§	1,266,700	1,149,530
ClubCorp Club Operations, Inc.
10.000%, 12/1/18	2,000,000	1,770,000
McDonald’s Corp.
5.350%, 3/1/18	140,000	166,968
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	151,681

		4,998,929

Household Durables (0.3%)
KB Home
5.750%, 2/1/14	4,000,000	3,480,000

Media (2.2%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	2,000,000	2,035,000
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19§	1,000,000	967,500
8.125%, 4/30/20	2,800,000	2,912,000
6.500%, 4/30/21	1,000,000	945,000
Cequel Communications Holdings I LLC
8.625%, 11/15/17§	2,000,000	1,980,000
Clear Channel Communications, Inc.
9.000%, 3/1/21	2,000,000	1,485,000
Term Loan B
3.889%, 11/13/15(l)	4,490,422	3,188,761
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	1,200,000	1,227,000
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	100,000	109,871
9.455%, 11/15/22	25,000	36,071
Comcast Corp.
5.300%, 1/15/14	150,000	162,615
5.900%, 3/15/16	50,000	57,203
6.500%, 1/15/17	94,000	110,405
5.150%, 3/1/20	150,000	169,304
COX Communications, Inc.
7.125%, 10/1/12	100,000	105,929
Cumulus Media Holdings, Inc.
7.500%, 3/1/19	2,000,000	1,845,000
Dex One Corp.
12.000%, 1/29/17 PIK	2,514,084	527,958
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	216,680
3.500%, 3/1/16	300,000	309,547
Discovery Communications LLC
5.050%, 6/1/20	100,000	109,312
NBCUniversal Media LLC
3.650%, 4/30/15	100,000	105,208
4.375%, 4/1/21	100,000	102,714
News America, Inc.
5.300%, 12/15/14	80,000	87,044
8.000%, 10/17/16	100,000	119,591
SuperMedia, Inc.
Term Loan
11.000%, 12/31/15	1,025,214	451,094
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	275,116
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	268,988
7.500%, 4/1/14	100,000	113,111
8.250%, 4/1/19	170,000	212,878
Time Warner, Inc.
4.700%, 1/15/21	250,000	261,307
Viacom, Inc.
3.500%, 4/1/17	68,000	68,923
Visant Corp.
10.000%, 10/1/17	1,900,000	1,757,500
Walt Disney Co.
4.500%, 12/15/13	150,000	162,034

		22,485,664

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	100,000	106,809
Nordstrom, Inc.
6.750%, 6/1/14	250,000	282,512
Target Corp.
6.000%, 1/15/18	200,000	242,264

		631,585

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,302,000
AutoZone, Inc.
4.000%, 11/15/20	100,000	100,163
Best Buy Co., Inc.
3.750%, 3/15/16	50,000	48,468
Gap, Inc.
5.950%, 4/12/21	50,000	47,029
Home Depot, Inc.
5.400%, 3/1/16	105,000	118,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc.
5.400%, 10/15/16	$100,000	$115,678
Staples, Inc.
9.750%, 1/15/14	200,000	231,810

		1,963,954

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	100,000	103,093

Total Consumer Discretionary		36,323,708

Consumer Staples (1.5%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	125,890
5.375%, 11/15/14	225,000	251,416
7.750%, 1/15/19	50,000	64,934
5.375%, 1/15/20	250,000	291,272
4.375%, 2/15/21	25,000	27,619
Bottling Group LLC
4.625%, 11/15/12	61,000	63,728
6.950%, 3/15/14	150,000	171,531
Coca-Cola Co.
0.750%, 11/15/13	200,000	199,690
1.800%, 9/1/16§	56,000	56,162
3.150%, 11/15/20	100,000	103,219
Diageo Capital plc
5.500%, 9/30/16	213,000	244,632
Diageo Finance B.V.
5.300%, 10/28/15	95,000	107,184
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	51,632
Fortune Brands, Inc.
5.375%, 1/15/16	9,000	9,928
PepsiCo, Inc.
5.000%, 6/1/18	100,000	116,049
7.900%, 11/1/18	144,000	191,604

		2,076,490

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club, Inc.
6.500%, 9/26/18	2,000,000	1,929,642
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	108,802
CVS Caremark Corp.
5.750%, 6/1/17	250,000	286,936
Kroger Co.
6.150%, 1/15/20	150,000	180,039
Safeway, Inc.
5.000%, 8/15/19	30,000	32,749
3.950%, 8/15/20	100,000	100,756
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,118,500
Wal-Mart Stores, Inc.
1.625%, 4/15/14	100,000	102,141
5.375%, 4/5/17	200,000	235,927
3.625%, 7/8/20	100,000	106,943
3.250%, 10/25/20	100,000	103,593

		6,306,028

Food Products (0.3%)
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	154,058
Dean Foods Co.
9.750%, 12/15/18	1,000,000	1,012,500
General Mills, Inc.
5.650%, 2/15/19	100,000	118,412
JBS USA LLC/JBS USA, Inc.
11.625%, 5/1/14	1,000,000	1,070,000
Kellogg Co.
3.250%, 5/21/18	200,000	210,130
Kraft Foods, Inc.
4.125%, 2/9/16	250,000	266,217
5.375%, 2/10/20	200,000	226,344

		3,057,661

Household Products (0.3%)
Colgate-Palmolive Co.
1.250%, 5/1/14	150,000	151,723
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	59,918
3.625%, 8/1/20	50,000	53,697
Procter & Gamble Co.
4.700%, 2/15/19	350,000	410,506
Reynolds Group Issuer, Inc.
8.250%, 2/15/21§	400,000	316,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer S.A.
7.875%, 8/15/19§	1,200,000	1,158,000
9.875%, 8/15/19§	800,000	704,000

		2,853,844

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	113,000	149,746
9.250%, 8/6/19	200,000	262,161
Philip Morris International, Inc.
4.875%, 5/16/13	250,000	265,244
5.650%, 5/16/18	63,000	74,445

		751,596

Total Consumer Staples		15,045,619

Energy (3.9%)
Energy Equipment & Services (0.4%)
Ensco plc
3.250%, 3/15/16	100,000	101,540
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	1,000,000	870,000
SESI LLC
6.875%, 6/1/14	2,000,000	2,005,000
Transocean, Inc.
4.950%, 11/15/15	150,000	157,974
Weatherford International Ltd.
5.500%, 2/15/16	75,000	81,686
9.625%, 3/1/19	100,000	129,201

		3,345,401

Oil, Gas & Consumable Fuels (3.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	196,884
Antero Resources Finance Corp.
9.375%, 12/1/17	1,000,000	1,040,000
7.250%, 8/1/19§	1,000,000	950,000
Apache Corp.
5.625%, 1/15/17	150,000	176,789
ATP Oil & Gas Corp.
11.875%, 5/1/15	1,500,000	1,044,375
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	114,189
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	103,902
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,070,000
6.875%, 8/15/18	800,000	824,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
7.250%, 12/15/18		$6,000,000	$6,390,000
6.875%, 11/15/20		1,300,000	1,358,500
Chevron Corp.
3.950%, 3/3/14		200,000	215,423
ConocoPhillips
4.600%, 1/15/15		250,000	273,868
Consol Energy, Inc.
8.250%, 4/1/20		1,400,000	1,473,500
Devon Energy Corp.
4.000%, 7/15/21		100,000	104,201
Ecopetrol S.A.
7.625%, 7/23/19		50,000	58,250
El Paso Corp.
7.750%, 1/15/32		1,700,000	1,969,042
Enbridge, Inc.
5.600%, 4/1/17		250,000	280,010
EnCana Corp.
4.750%, 10/15/13		90,000	95,515
EnCana Holdings Finance Corp.
5.800%, 5/1/14		292,000	319,695
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	142,388
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17		1,000,000	975,000
Enterprise Products Operating LLC
3.200%, 2/1/16		500,000	510,779
EOG Resources, Inc.
5.625%, 6/1/19		15,000	17,756
4.100%, 2/1/21		100,000	106,968
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		325,000	383,718
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		1,700,000	1,751,000
Marathon Petroleum Corp.
5.125%, 3/1/21§		50,000	52,069
Nabors Industries, Inc.
6.150%, 2/15/18		290,000	323,352
Noble Holding International Ltd.
4.625%, 3/1/21		50,000	52,476
Occidental Petroleum Corp.
4.125%, 6/1/16		100,000	111,055
ONEOK Partners LP
8.625%, 3/1/19		100,000	128,806
Pemex Project Funding Master Trust
5.750%, 3/1/18		300,000	324,750
Petrobras International Finance Co.
7.875%, 3/15/19		200,000	232,000
5.750%, 1/20/20		265,000	275,070
PetroHawk Energy Corp.
7.875%, 6/1/15		2,200,000	2,351,250
Plains All American Pipeline LP
6.500%, 5/1/18		40,000	46,057
SandRidge Energy, Inc.
9.875%, 5/15/16§		2,000,000	2,060,000
8.000%, 6/1/18§		3,000,000	2,820,000
Shell International Finance B.V.
4.000%, 3/21/14		465,000	501,214
Statoil ASA
3.125%, 8/17/17		250,000	264,808
5.250%, 4/15/19		25,000	29,488
Suncor Energy, Inc.
6.100%, 6/1/18		165,000	192,417
Total Capital S.A.
3.000%, 6/24/15		100,000	105,711
3.125%, 10/2/15		100,000	106,161
TransCanada PipeLines Ltd.
7.125%, 1/15/19		118,000	149,799
3.800%, 10/1/20		100,000	105,471
Valero Energy Corp.
6.125%, 2/1/20		150,000	166,446
W&T Offshore, Inc.
8.500%, 6/15/19§		1,600,000	1,552,000
Williams Cos., Inc.
7.875%, 9/1/21		150,000	177,827
Williams Partners LP
5.250%, 3/15/20		100,000	107,560
4.125%, 11/15/20		100,000	99,224

			35,280,763

Total Energy			38,626,164

Financials (8.4%)
Capital Markets (0.8%)
Ameriprise Financial, Inc.
5.300%, 3/15/20		100,000	110,534
Bank of New York Mellon Corp.
5.125%, 8/27/13		63,000	67,810
4.300%, 5/15/14		300,000	323,688
4.150%, 2/1/21		100,000	106,044
Bear Stearns Cos. LLC
6.400%, 10/2/17		155,000	175,987
Boparan Finance plc
9.750%, 4/30/18§	EUR	900,000	952,488
9.875%, 4/30/18§	GBP	1,000,000	1,208,592
Charles Schwab Corp.
4.950%, 6/1/14		$100,000	109,281
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49(l)		50,000	39,250
Deutsche Bank AG/London
4.875%, 5/20/13		416,000	429,915
3.250%, 1/11/16		100,000	98,050
6.000%, 9/1/17		150,000	165,237
Goldman Sachs Group, Inc.
5.450%, 11/1/12		150,000	154,627
5.250%, 10/15/13		313,000	325,223
6.000%, 5/1/14		250,000	264,682
5.125%, 1/15/15		84,000	86,720
5.350%, 1/15/16		83,000	85,881
3.625%, 2/7/16		85,000	82,754
5.750%, 10/1/16		130,000	136,431
5.625%, 1/15/17		215,000	208,564
6.150%, 4/1/18		600,000	621,766
Jefferies Group, Inc.
8.500%, 7/15/19		100,000	111,218
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		150,000	145,432
Morgan Stanley
5.300%, 3/1/13		82,000	82,685
2.875%, 1/24/14		100,000	96,303
4.750%, 4/1/14		75,000	71,274
4.200%, 11/20/14		275,000	268,942
6.000%, 4/28/15		250,000	248,819
3.800%, 4/29/16		100,000	92,193
5.450%, 1/9/17		251,000	242,109
6.625%, 4/1/18		250,000	248,015
7.300%, 5/13/19		200,000	206,105
5.750%, 1/25/21		250,000	230,017
Nomura Holdings, Inc.
5.000%, 3/4/15		75,000	78,593
4.125%, 1/19/16		150,000	152,214

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
State Street Corp.
2.875%, 3/7/16	$50,000	$51,106
4.375%, 3/7/21	150,000	161,102

		8,239,651

Commercial Banks (3.9%)
Bank of Montreal
1.750%, 4/29/14	100,000	101,239
Bank of Nova Scotia
3.400%, 1/22/15	250,000	263,090
2.900%, 3/29/16	100,000	103,981
Barclays Bank plc
2.375%, 1/13/14	150,000	146,700
5.200%, 7/10/14	250,000	255,669
6.750%, 5/22/19	225,000	243,079
BB&T Corp.
2.050%, 4/28/14	100,000	101,046
3.200%, 3/15/16	200,000	204,274
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14	100,000	93,713
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	250,000	251,462
CIT Group, Inc.
7.000%, 5/4/15§	6,000,000	5,955,000
7.000%, 5/2/16§	9,000,000	8,730,000
7.000%, 5/2/17§	7,000,000	6,790,000
Credit Suisse AG/New York
5.000%, 5/15/13	250,000	258,382
5.500%, 5/1/14	200,000	211,429
5.400%, 1/14/20	250,000	240,177
4.375%, 8/5/20	250,000	241,919
Fifth Third Bancorp
3.625%, 1/25/16	50,000	50,831
HSBC Bank USA/New York
4.625%, 4/1/14	283,000	289,791
HSBC Holdings plc
5.100%, 4/5/21	100,000	102,975
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	479,395
KeyCorp
5.100%, 3/24/21	50,000	50,455
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	250,000	254,253
3.250%, 3/15/13	250,000	259,733
1.375%, 1/13/14	250,000	253,865
3.500%, 3/10/14	408,000	435,810
4.125%, 10/15/14	94,000	101,544
4.375%, 7/21/15	478,000	537,822
4.875%, 6/17/19	250,000	300,516
2.750%, 9/8/20	150,000	155,441
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	103,292
5.125%, 2/1/17	123,000	145,162
Lloyds TSB Bank plc
4.875%, 1/21/16	200,000	197,149
6.375%, 1/21/21	100,000	98,593
M&T Bank Corp.
6.875%, 12/29/49§	2,000,000	1,990,000
Oesterreichische Kontrollbank AG
1.750%, 3/11/13	250,000	254,032
PNC Funding Corp.
3.625%, 2/8/15	350,000	367,154
5.250%, 11/15/15	57,000	61,175
5.125%, 2/8/20	100,000	110,687
Rabobank Nederland N.V.
4.500%, 1/11/21	75,000	81,086
Royal Bank of Canada
2.625%, 12/15/15	250,000	258,519
Royal Bank of Scotland Group plc
5.000%, 11/12/13	50,000	47,330
4.875%, 3/16/15	150,000	146,867
Royal Bank of Scotland plc
3.250%, 1/11/14	100,000	96,958
3.950%, 9/21/15	200,000	188,092
6.125%, 1/11/21	50,000	49,428
SunTrust Banks, Inc.
3.600%, 4/15/16	50,000	50,693
U.S. Bancorp
1.375%, 9/13/13	150,000	150,921
U.S. Bank N.A./Ohio
6.300%, 2/4/14	300,000	329,452
UBS AG/Connecticut
5.875%, 7/15/16	300,000	308,979
4.875%, 8/4/20	250,000	240,724
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	123,328
Wachovia Corp.
5.500%, 5/1/13	250,000	265,663
5.750%, 6/15/17	100,000	112,575
Wells Fargo & Co.
5.250%, 10/23/12	300,000	312,739
3.750%, 10/1/14	500,000	527,978
3.676%, 6/15/16	100,000	104,063
5.625%, 12/11/17	250,000	282,736
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	125,000	125,000
Wells Fargo Capital XV
9.750%, 9/29/49(l)	4,000,000	3,978,000
Westpac Banking Corp.
2.100%, 8/2/13	100,000	101,430
1.850%, 12/9/13	250,000	252,113
3.000%, 8/4/15	150,000	152,731

		39,078,240

Consumer Finance (0.6%)
American Express Co.
4.875%, 7/15/13	458,000	481,004
8.125%, 5/20/19	85,000	107,280
6.800%, 9/1/66(l)	30,000	29,062
American Express Credit Corp.
2.750%, 9/15/15	300,000	301,472
Capital One Financial Corp.
7.375%, 5/23/14	275,000	307,172
2.125%, 7/15/14	125,000	123,754
4.750%, 7/15/21	100,000	100,165
Ford Motor Credit Co. LLC
8.000%, 6/1/14	2,000,000	2,120,406
HSBC Finance Corp.
6.676%, 1/15/21§	250,000	245,705
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,005,000
SLM Corp.
5.375%, 5/15/14	125,000	123,017
6.250%, 1/25/16	50,000	49,077
8.450%, 6/15/18	150,000	156,025
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	204,300

		5,353,439

Diversified Financial Services (2.4%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	50,000	52,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
4.875%, 1/15/13	$89,000	$88,690
4.900%, 5/1/13	250,000	247,930
7.375%, 5/15/14	500,000	515,516
4.750%, 8/1/15	75,000	72,160
5.250%, 12/1/15	476,000	440,099
3.750%, 7/12/16	150,000	136,472
5.625%, 10/14/16	75,000	72,074
5.650%, 5/1/18	550,000	522,243
7.625%, 6/1/19	250,000	262,604
Bank of America N.A.
5.300%, 3/15/17	106,000	95,735
BP Capital Markets plc
5.250%, 11/7/13	110,000	118,441
3.125%, 10/1/15	200,000	206,656
3.200%, 3/11/16	100,000	104,252
4.500%, 10/1/20	100,000	108,313
Caterpillar Financial Services Corp.
1.650%, 4/1/14	200,000	202,654
1.375%, 5/20/14	100,000	100,559
7.150%, 2/15/19	135,000	173,523
Citigroup, Inc.
5.500%, 4/11/13	500,000	514,613
5.500%, 10/15/14	350,000	363,633
4.587%, 12/15/15	150,000	154,014
5.300%, 1/7/16	274,000	284,771
5.850%, 8/2/16	58,000	62,011
6.125%, 11/21/17	250,000	267,143
8.500%, 5/22/19	250,000	301,955
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	169,541
General Electric Capital Corp.
5.450%, 1/15/13	150,000	157,538
2.100%, 1/7/14	250,000	251,493
5.900%, 5/13/14	250,000	273,306
4.875%, 3/4/15	65,000	69,409
2.250%, 11/9/15	500,000	494,236
5.400%, 2/15/17	72,000	78,491
5.625%, 9/15/17	391,000	428,902
4.625%, 1/7/21	100,000	103,785
6.375%, 11/15/67(l)	100,000	94,000
John Deere Capital Corp.
1.600%, 3/3/14	100,000	101,048
JPMorgan Chase & Co.
5.375%, 10/1/12	150,000	156,091
2.050%, 1/24/14	350,000	353,512
4.650%, 6/1/14	250,000	264,659
5.150%, 10/1/15	393,000	414,727
6.000%, 1/15/18	250,000	278,408
4.250%, 10/15/20	200,000	200,474
7.900%, 4/29/49(l)	9,468,000	9,752,135
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	104,630
5.450%, 4/10/17	82,000	94,624
ORIX Corp.
5.000%, 1/12/16	25,000	25,824
Petroplus Finance Ltd.
7.000%, 5/1/17§	3,500,000	2,835,000
Unilever Capital Corp.
2.750%, 2/10/16	100,000	105,639
UPCB Finance III Ltd.
6.625%, 7/1/20§	2,000,000	1,880,000

		24,156,523

Insurance (0.3%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	89,623
2.600%, 11/23/15	250,000	252,858
Allstate Corp.
7.500%, 6/15/13	77,000	84,012
7.450%, 5/16/19	100,000	122,241
6.125%, 5/15/37(l)	20,000	17,975
American International Group, Inc.
5.600%, 10/18/16	80,000	79,143
5.850%, 1/16/18	206,000	204,084
8.250%, 8/15/18	150,000	166,267
Aon Corp.
3.125%, 5/27/16	100,000	100,027
5.000%, 9/30/20	50,000	54,183
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	104,939
Chubb Corp.
6.375%, 3/29/67(l)	50,000	48,438
CNA Financial Corp.
5.875%, 8/15/20	100,000	102,750
Genworth Financial, Inc.
5.750%, 6/15/14	200,000	197,180
Lincoln National Corp.
8.750%, 7/1/19	100,000	118,527
4.850%, 6/24/21	50,000	48,201
Manulife Financial Corp.
3.400%, 9/17/15	150,000	152,621
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,966
4.800%, 7/15/21	150,000	157,269
MetLife, Inc.
6.750%, 6/1/16	225,000	258,778
4.750%, 2/8/21	100,000	104,067
Principal Life Income Funding Trusts
5.300%, 4/24/13	100,000	106,021
Progressive Corp.
3.750%, 8/23/21	50,000	51,002
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	210,885
4.750%, 9/17/15	250,000	260,980
7.375%, 6/15/19	100,000	117,180
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	75,041

		3,330,258

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
6.125%, 11/1/12	75,000	78,335
Boston Properties LP
5.625%, 11/15/20	70,000	75,298
Boston Properties, Inc.
5.000%, 6/1/15	60,000	64,256
Duke Realty LP
5.950%, 2/15/17	250,000	261,892
ERP Operating LP
5.250%, 9/15/14	45,000	48,520
HCP, Inc.
6.000%, 1/30/17	45,000	47,380
5.375%, 2/1/21	150,000	150,501
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	48,749
4.700%, 9/15/17	100,000	100,265
Hospitality Properties Trust
6.300%, 6/15/16	55,000	57,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
iStar Financial, Inc.
8.625%, 6/1/13	$1,800,000	$1,638,000
Simon Property Group LP
6.100%, 5/1/16	160,000	181,421
5.650%, 2/1/20	150,000	164,493

		2,916,115

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
4.250%, 8/15/18§	1,000,000	818,750
ProLogis LP
6.625%, 5/15/18	100,000	103,698

		922,448

Total Financials		83,996,674

Health Care (2.6%)
Biotechnology (0.0%)
Amgen, Inc.
2.300%, 6/15/16	100,000	102,386
3.450%, 10/1/20	150,000	154,590
Celgene Corp.
3.950%, 10/15/20	100,000	101,304

		358,280

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	96,079
Boston Scientific Corp.
4.500%, 1/15/15	150,000	156,739
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	222,053
Medtronic, Inc.
4.125%, 3/15/21	100,000	109,813

		584,684

Health Care Providers & Services (2.0%)
Aetna, Inc.
6.000%, 6/15/16	116,000	133,718
CIGNA Corp.
4.500%, 3/15/21	150,000	155,394
Express Scripts, Inc.
3.125%, 5/15/16	150,000	151,456
HCA, Inc.
6.500%, 2/15/16	6,000,000	5,730,000
8.500%, 4/15/19	1,000,000	1,060,000
6.500%, 2/15/20	3,400,000	3,323,500
7.500%, 2/15/22	3,200,000	2,952,000
McKesson Corp.
3.250%, 3/1/16	250,000	263,567
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	99,384
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	155,739
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,000,000
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	355,993
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19	500,000	445,625
Vanguard Health Systems, Inc.
(Zero Coupon), 2/1/16	20,000	13,000
WellPoint, Inc.
5.250%, 1/15/16	150,000	166,966

		20,006,342

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
5.000%, 1/15/21	100,000	103,537
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	105,044
3.600%, 8/15/21	50,000	51,901

		260,482

Pharmaceuticals (0.5%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	211,000	248,387
5.125%, 4/1/19	50,000	58,958
AstraZeneca plc
5.900%, 9/15/17	63,000	75,270
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	177,210
Eli Lilly and Co.
5.200%, 3/15/17	283,000	328,414
Giant Funding Corp.
8.250%, 2/1/18§	600,000	600,000
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	223,712
Merck & Co., Inc.
5.300%, 12/1/13	326,000	356,740
4.750%, 3/1/15	80,000	89,857
Mylan, Inc.
6.000%, 11/15/18§	1,200,000	1,167,000
Novartis Capital Corp.
4.125%, 2/10/14	200,000	215,052
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	295,113
Pfizer, Inc.
4.650%, 3/1/18	50,000	56,874
6.200%, 3/15/19	100,000	125,314
Sanofi S.A.
1.625%, 3/28/14	100,000	101,670
4.000%, 3/29/21	75,000	81,356
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14	200,000	202,087
Wyeth
5.500%, 2/1/14	291,000	320,358

		4,723,372

Total Health Care		25,933,160

Industrials (2.7%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	250,000	274,291
General Dynamics Corp.
1.375%, 1/15/15	50,000	50,043
3.875%, 7/15/21	100,000	108,707
Goodrich Corp.
3.600%, 2/1/21	100,000	102,565
Honeywell International, Inc.
5.400%, 3/15/16	94,000	109,181
5.300%, 3/1/18	85,000	99,951
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	163,091
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	100,575
Raytheon Co.
6.400%, 12/15/18	50,000	61,550
United Technologies Corp.
4.875%, 5/1/15	93,000	104,332
6.125%, 2/1/19	233,000	285,723

		1,460,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	$60,000	$72,024
3.125%, 1/15/21	200,000	208,803

		280,827

Airlines (0.3%)
American Airlines, Inc.
7.500%, 3/15/16§	3,300,000	2,772,000
Southwest Airlines Co.
5.750%, 12/15/16	50,000	55,428

		2,827,428

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	88,895

Commercial Services & Supplies (0.2%)
Ceridian Corp.
11.250%, 11/15/15	2,000,000	1,650,000
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	52,916
Republic Services, Inc.
5.250%, 11/15/21	100,000	112,093
Waste Management, Inc.
7.375%, 3/11/19	152,000	190,501

		2,005,510

Construction & Engineering (0.3%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,464,000
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19§	2,000,000	1,810,000

		3,274,000

Industrial Conglomerates (0.5%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,221
3.900%, 6/23/21	50,000	53,778
General Electric Co.
5.000%, 2/1/13	423,000	443,021
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	100,000	118,075
RBS Global, Inc./Rexnord LLC
11.750%, 8/1/16	2,000,000	2,040,000
8.500%, 5/1/18	2,200,000	2,106,500
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	117,542
Tyco International Finance S.A.
4.125%, 10/15/14	150,000	159,464

		5,089,601

Machinery (0.6%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	100,667
Deere & Co.
6.950%, 4/25/14	73,000	83,696
4.375%, 10/16/19	150,000	169,439
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	977,500
Terex Corp.
8.000%, 11/15/17	5,000,000	4,425,000

		5,756,302

Road & Rail (0.7%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	135,483
Canadian National Railway Co.
5.550%, 5/15/18	48,000	57,198
CEVA Group plc
8.375%, 12/1/17§	1,000,000	925,000
11.500%, 4/1/18§	2,900,000	2,668,000
CHC Helicopter S.A.
9.250%, 10/15/20§	1,500,000	1,275,000
CSX Corp.
5.500%, 8/1/13	66,000	70,783
7.375%, 2/1/19	100,000	126,696
Hertz Corp.
8.875%, 1/1/14	682,000	682,000
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	48,135
Ryder System, Inc.
3.500%, 6/1/17	100,000	103,646
Union Pacific Corp.
5.700%, 8/15/18	100,000	116,775
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	458,750

		6,667,466

Total Industrials		27,450,038

Information Technology (3.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.625%, 3/14/14	150,000	152,554
5.500%, 2/22/16	121,000	139,510
4.450%, 1/15/20	250,000	276,426
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	51,435
Nokia Oyj
5.375%, 5/15/19	50,000	48,770

		668,695

Computers & Peripherals (0.1%)
Dell, Inc.
2.100%, 4/1/14	100,000	102,032
2.300%, 9/10/15	200,000	201,139
Hewlett-Packard Co.
6.125%, 3/1/14	250,000	273,306
1.550%, 5/30/14	100,000	99,359
5.500%, 3/1/18	156,000	174,063

		849,899

Electronic Equipment, Instruments & Components (0.0%)
CommScope, Inc.
8.250%, 1/15/19§	300,000	292,500

Internet Software & Services (0.3%)
eBay, Inc.
3.250%, 10/15/20	50,000	49,698
Go Daddy Operating Co. LLC
6.500%, 9/28/18	2,500,000	2,362,500
Google, Inc.
1.250%, 5/19/14	100,000	101,379
2.125%, 5/19/16	100,000	103,016

		2,616,593

IT Services (1.9%)
First Data Corp.
9.875%, 9/24/15	106,000	88,775
10.550%, 9/24/15 PIK	1,000,000	832,500
11.250%, 3/31/16	1,500,000	1,012,500
8.250%, 1/15/21§	3,009,000	2,377,110
12.625%, 1/15/21§	4,100,000	3,034,000
8.750%, 1/15/22 PIK§	2,014,000	1,591,060
Term Loan
2.937%, 9/24/14(l)	8,791,292	7,677,991
Fiserv, Inc.
6.800%, 11/20/17	100,000	116,262
4.750%, 6/15/21	100,000	104,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
International Business Machines Corp.
4.750%, 11/29/12		$152,000	$159,048
1.250%, 5/12/14		100,000	100,826
5.700%, 9/14/17		350,000	416,415
SRA International, Inc.
6.500%, 7/20/18		1,500,000	1,383,750
Sterling Merger, Inc.
11.000%, 10/1/19§		500,000	475,000
Western Union Co.
5.930%, 10/1/16		150,000	171,358

			19,540,706

Office Electronics (0.3%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17		750,000	716,250
8.500%, 4/1/19§		2,500,000	2,200,000
Xerox Corp.
4.250%, 2/15/15		200,000	211,555

			3,127,805

Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	104,199
Freescale Semiconductor, Inc.
10.125%, 12/15/16		1,750,000	1,780,625
9.250%, 4/15/18§		3,300,000	3,390,750
10.750%, 8/1/20		3,852,000	3,852,000
Intel Corp.
3.300%, 10/1/21		100,000	102,154
Texas Instruments, Inc.
0.875%, 5/15/13		100,000	100,324
1.375%, 5/15/14		100,000	101,084

			9,431,136

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14		85,000	90,213
1.625%, 9/25/15		100,000	101,925
4.000%, 2/8/21		150,000	165,636
Oracle Corp.
3.750%, 7/8/14		135,000	145,388
5.750%, 4/15/18		250,000	297,858

			801,020

Total Information Technology			37,328,354

Materials (1.6%)
Chemicals (0.7%)
Dow Chemical Co.
7.600%, 5/15/14		275,000	312,337
8.550%, 5/15/19		150,000	192,144
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	107,908
6.000%, 7/15/18		250,000	304,614
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR	4,000,000	3,670,915
Kinove German Bondco GmbH
10.000%, 6/15/18§		1,500,000	1,718,229
Lubrizol Corp.
8.875%, 2/1/19		$55,000	74,591
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		200,000	208,180
Praxair, Inc.
3.950%, 6/1/13		250,000	263,654

			6,852,572

Construction Materials (0.3%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§		3,000,000	2,032,500
CEMEX S.A.B. de C.V.
3.250%, 3/15/16§		1,375,000	642,813
3.750%, 3/15/18§		765,000	356,681

			3,031,994

Containers & Packaging (0.2%)
Berry Plastics Corp.
9.750%, 1/15/21		1,000,000	850,000
Sealed Air Corp.
8.125%, 9/15/19§		800,000	808,000
8.375%, 9/15/21§		400,000	404,000

			2,062,000

Metals & Mining (0.4%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	104,538
5.400%, 4/15/21		150,000	145,354
Allegheny Technologies, Inc.
5.950%, 1/15/21		100,000	105,245
ArcelorMittal S.A.
5.375%, 6/1/13		100,000	102,041
3.750%, 3/1/16		150,000	137,925
6.125%, 6/1/18		205,000	197,901
Barrick Gold Corp.
1.750%, 5/30/14		100,000	100,470
2.900%, 5/30/16		100,000	101,314
Barrick Gold Finance Co.
4.875%, 11/15/14		125,000	136,109
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	57,269
6.500%, 4/1/19		160,000	196,612
FMG Resources Pty Ltd.
7.000%, 11/1/15§		1,100,000	1,023,000
6.875%, 2/1/18§		1,000,000	880,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		150,000	160,875
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		210,000	219,803
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	236,516
9.000%, 5/1/19		100,000	134,577
Teck Resources Ltd.
3.150%, 1/15/17		50,000	50,294
4.500%, 1/15/21		100,000	101,679
Vale Overseas Ltd.
6.250%, 1/11/16		150,000	162,375

			4,353,897

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	48,893
7.500%, 8/15/21		50,000	57,826

			106,719

Total Materials			16,407,182

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.850%, 2/15/14		250,000	268,760
5.100%, 9/15/14		109,000	119,704
2.950%, 5/15/16		50,000	51,595
5.500%, 2/1/18		275,000	317,427
BellSouth Corp.
5.200%, 9/15/14		62,000	68,078
British Telecommunications plc
5.950%, 1/15/18		100,000	111,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, 12/1/15§	$1,500,000	$1,271,250
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	96,000	101,383
4.875%, 7/8/14	100,000	106,653
Embarq Corp.
6.738%, 6/1/13	150,000	155,885
7.082%, 6/1/16	100,000	103,516
France Telecom S.A.
4.375%, 7/8/14	100,000	106,707
2.125%, 9/16/15	100,000	98,977
Frontier Communications Corp.
8.250%, 4/15/17	500,000	485,000
8.500%, 4/15/20	700,000	679,000
Qwest Corp.
8.375%, 5/1/16	140,000	153,650
Telecom Italia Capital S.A.
5.250%, 10/1/15	368,000	350,845
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	100,000	98,659
6.421%, 6/20/16	299,000	306,547
Verizon Communications, Inc.
1.950%, 3/28/14	200,000	204,703
4.900%, 9/15/15	82,000	91,976
8.750%, 11/1/18	300,000	401,739
Virgin Media Secured Finance plc
6.500%, 1/15/18	100,000	106,250
7.000%, 1/15/18	GBP 700,000	1,116,141

		6,875,650

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	$200,000	211,200
American Tower Corp.
5.050%, 9/1/20	75,000	74,848
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	100,000	112,152
8.500%, 11/15/18	100,000	133,254
Cricket Communications, Inc.
7.750%, 10/15/20	2,500,000	2,175,000
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	121,273
Vodafone Group plc
5.000%, 12/16/13	94,000	101,393
4.150%, 6/10/14	45,000	48,345
2.875%, 3/16/16	50,000	51,106
5.450%, 6/10/19	200,000	234,460

		3,263,031

Total Telecommunication Services		10,138,681

Utilities (4.1%)
Electric Utilities (2.4%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	140,427
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	100,000	109,863
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	168,971
3.400%, 9/1/21	100,000	100,182
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	85,000	96,860
Series 08-A
5.850%, 4/1/18	175,000	211,335
Detroit Edison Co.
3.450%, 10/1/20	100,000	102,901
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	33,231
Duke Energy Corp.
5.050%, 9/15/19	165,000	185,916
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	106,319
Edison International
3.750%, 9/15/17	100,000	101,340
Energy Future Holdings Corp.
6.550%, 11/15/34	9,000,000	3,330,000
Entergy Corp.
5.125%, 9/15/20	50,000	51,433
Georgia Power Co.
6.000%, 11/1/13	60,000	65,975
3.000%, 4/15/16	250,000	261,898
Hydro Quebec
2.000%, 6/30/16	150,000	153,083
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	96,781
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	76,000	79,672
5.750%, 4/1/18	70,000	80,703
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	119,299
Northern States Power Co.
5.250%, 3/1/18	25,000	29,568
Ohio Power Co.
6.000%, 6/1/16	65,000	74,789
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	265,000	302,975
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	80,977
3.500%, 10/1/20	100,000	102,500
Progress Energy, Inc.
4.400%, 1/15/21	100,000	107,664
PSEG Power LLC
5.500%, 12/1/15	325,000	359,212
Public Service Co. of New Mexico
7.950%, 5/15/18	1,100,000	1,262,154
Southern California Edison Co.
3.875%, 6/1/21	50,000	54,175
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	120,026
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15	8,500,000	3,187,500
10.500%, 11/1/16 PIK	79,168	33,251
4.726%, 10/10/17(l)	12,593,808	8,418,180
11.500%, 10/1/20§	700,000	560,000
15.000%, 4/1/21§	5,258,000	3,207,380
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	119,691
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	49,880

		23,666,111

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	94,522
Energy Transfer Equity LP
7.500%, 10/15/20	1,200,000	1,233,000

		1,327,522

Independent Power Producers & Energy Traders (1.1%)
Dynegy Holdings LLC
7.500%, 6/1/15	2,000,000	1,280,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
8.375%, 5/1/16	$2,500,000	$1,512,500
7.750%, 6/1/19	3,500,000	2,117,500
Dynegy Power Corp.
6.500%, 8/4/16	4,000,000	3,911,105
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,656,000
Tennessee Valley Authority
5.500%, 7/18/17	500,000	604,328

		11,081,433

Multi-Utilities (0.5%)
Calpine Corp.
7.250%, 10/15/17§	1,000,000	965,000
7.875%, 7/31/20§	800,000	772,000
7.500%, 2/15/21§	1,000,000	955,000
7.875%, 1/15/23§	1,000,000	965,000
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	88,998
8.875%, 1/15/19	163,000	217,260
DTE Energy Co.
6.350%, 6/1/16	60,000	69,098
NiSource Finance Corp.
6.400%, 3/15/18	100,000	116,424
Sempra Energy
2.000%, 3/15/14	250,000	252,579
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	111,784

		4,513,143

Total Utilities		40,588,209

Total Corporate Bonds		331,837,789

Government Securities (17.8%)
Agency ABS (1.1%)
Federal Home Loan Mortgage Corp.
0.625%, 12/28/12	710,000	712,631
0.875%, 10/28/13	2,000,000	2,017,540
Federal National Mortgage Association
0.500%, 10/30/12	500,000	501,421
1.500%, 6/26/13	1,090,000	1,110,599
1.000%, 9/23/13	500,000	505,030
1.450%, 1/24/14	4,000,000	4,013,692
3.000%, 9/1/16	2,000,000	2,019,924

		10,880,837

Foreign Governments (0.6%)
Canadian Government Bond
2.375%, 9/10/14	285,000	299,946
Export-Import Bank of Korea
5.875%, 1/14/15	300,000	318,999
Federative Republic of Brazil
8.000%, 1/15/18	385,667	455,665
5.875%, 1/15/19	155,000	177,863
Japan Finance Corp.
2.500%, 1/21/16	100,000	104,634
2.500%, 5/18/16	200,000	208,816
Korea Development Bank
3.250%, 3/9/16	200,000	192,799
Province of British Columbia
4.300%, 5/30/13	15,000	15,936
Province of New Brunswick
2.750%, 6/15/18	50,000	52,284
Province of Nova Scotia
5.125%, 1/26/17	50,000	58,662
Province of Ontario
1.375%, 1/27/14	500,000	505,556
4.100%, 6/16/14	590,000	638,398
4.500%, 2/3/15	96,000	106,382
4.750%, 1/19/16	47,000	53,517
Province of Quebec
4.600%, 5/26/15	47,000	52,756
Republic of Colombia
7.375%, 3/18/19	250,000	308,375
Republic of Hungary
6.250%, 1/29/20	50,000	48,500
6.375%, 3/29/21	100,000	97,300
Republic of Italy
4.375%, 6/15/13	328,000	328,890
2.125%, 9/16/13	150,000	144,091
4.500%, 1/21/15	129,000	127,498
4.750%, 1/25/16	49,000	47,791
5.250%, 9/20/16	250,000	248,402
Republic of Peru
7.125%, 3/30/19	260,000	313,950
Republic of Poland
5.000%, 10/19/15	33,000	34,815
6.375%, 7/15/19	150,000	165,000
Republic of South Africa
6.500%, 6/2/14	31,000	34,332
United Mexican States
6.375%, 1/16/13	106,000	112,095
5.625%, 1/15/17	250,000	278,500
5.125%, 1/15/20	300,000	324,750

		5,856,502

Municipal Bonds (0.2%)
State of California
5.250%, 4/1/14	150,000	163,038
7.950%, 3/1/36	1,700,000	1,928,922
State of Illinois
5.365%, 3/1/17	150,000	160,461
5.877%, 3/1/19	50,000	53,367

		2,305,788

Supranational (0.5%)
Asian Development Bank
0.875%, 6/10/14	150,000	151,263
2.625%, 2/9/15	360,000	382,099
Eksportfinans ASA
3.000%, 11/17/14	200,000	211,181
5.500%, 5/25/16	60,000	70,411
European Bank for Reconstruction & Development
1.625%, 9/3/15	100,000	101,102
European Investment Bank
1.625%, 3/15/13	500,000	507,718
4.250%, 7/15/13	200,000	212,910
3.000%, 4/8/14	130,000	137,295
1.500%, 5/15/14	150,000	153,067
4.625%, 5/15/14	123,000	135,278
3.125%, 6/4/14	500,000	531,286
1.125%, 8/15/14	200,000	202,301
4.625%, 10/20/15	665,000	757,720
2.500%, 5/16/16	100,000	105,734
5.125%, 5/30/17	250,000	297,472
4.000%, 2/16/21	200,000	227,444
Inter-American Development Bank
3.875%, 2/14/20	150,000	172,197
International Bank for Reconstruction & Development
1.750%, 7/15/13	500,000	512,219
International Finance Corp.
3.000%, 4/22/14	250,000	262,198

		5,130,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agencies (1.5%)
Federal Farm Credit Bank
4.875%, 1/17/17	$180,000	$210,703
Federal Home Loan Bank
4.000%, 9/6/13	400,000	427,018
3.625%, 10/18/13	1,010,000	1,074,816
5.250%, 6/5/17	595,000	711,122
Federal Home Loan Mortgage Corp.
4.875%, 11/15/13	1,619,000	1,771,526
5.125%, 11/17/17	1,390,000	1,672,611
Federal National Mortgage Association
3.625%, 2/12/13	3,000,000	3,129,795
3.000%, 9/16/14	610,000	652,380
4.625%, 10/15/14	251,000	280,671
2.625%, 11/20/14	1,500,000	1,589,899
4.375%, 10/15/15	400,000	453,684
5.375%, 6/12/17	2,371,000	2,875,421

		14,849,646

U.S. Treasuries (13.9%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	710,754
8.125%, 8/15/19	629,000	937,063
8.500%, 2/15/20	592,000	912,004
U.S. Treasury Notes
0.375%, 10/31/12	3,000,000	3,006,210
1.375%, 11/15/12	4,000,000	4,052,812
1.125%, 12/15/12	1,000,000	1,011,016
0.625%, 1/31/13	2,500,000	2,513,672
1.375%, 2/15/13	3,500,000	3,554,278
1.375%, 3/15/13	2,500,000	2,541,025
1.750%, 4/15/13	4,000,000	4,091,080
1.375%, 5/15/13	3,500,000	3,562,195
0.375%, 7/31/13	6,500,000	6,513,962
0.750%, 8/15/13	4,000,000	4,034,844
0.500%, 10/15/13	1,500,000	1,505,859
0.500%, 11/15/13	1,500,000	1,505,742
1.500%, 12/31/13	1,396,000	1,432,972
1.000%, 1/15/14	3,500,000	3,552,227
1.875%, 4/30/14	6,000,000	6,228,282
2.375%, 8/31/14	49,000	51,752
0.250%, 9/15/14	2,500,000	2,487,700
2.375%, 10/31/14	3,000,000	3,175,548
4.000%, 2/15/15	284,000	316,771
2.375%, 2/28/15	1,130,000	1,199,834
2.500%, 4/30/15	4,000,000	4,272,188
4.125%, 5/15/15	312,000	351,463
1.875%, 6/30/15	800,000	837,000
1.750%, 7/31/15	900,000	937,899
1.250%, 8/31/15	2,400,000	2,455,500
1.250%, 9/30/15	1,500,000	1,533,282
1.250%, 10/31/15	2,400,000	2,450,813
1.375%, 11/30/15	4,000,000	4,103,752
2.125%, 12/31/15	2,500,000	2,643,165
2.000%, 1/31/16	2,600,000	2,733,656
2.125%, 2/29/16	2,800,000	2,960,563
5.125%, 5/15/16	2,500,000	2,984,180
1.500%, 6/30/16	3,500,000	3,596,530
3.250%, 6/30/16	685,000	760,403
4.875%, 8/15/16	372,000	442,273
3.250%, 12/31/16	1,000,000	1,113,594
3.000%, 2/28/17	240,000	264,412
3.250%, 3/31/17	3,050,000	3,402,656
4.500%, 5/15/17	1,627,000	1,928,885
2.500%, 6/30/17	2,500,000	2,687,500
4.750%, 8/15/17	3,900,000	4,695,842
4.250%, 11/15/17	730,000	860,944
2.750%, 12/31/17	2,500,000	2,724,805
2.625%, 1/31/18	1,000,000	1,081,953
2.750%, 2/28/18	2,100,000	2,288,509
2.875%, 3/31/18	1,600,000	1,756,250
1.500%, 8/31/18	1,750,000	1,758,477
3.125%, 5/15/19	2,200,000	2,450,936
3.375%, 11/15/19	1,065,000	1,207,776
3.625%, 2/15/20	695,000	802,291
3.500%, 5/15/20	5,500,000	6,298,765
2.625%, 8/15/20	3,100,000	3,320,150
2.625%, 11/15/20	600,000	641,625
3.625%, 2/15/21	3,150,000	3,638,987
3.125%, 5/15/21	3,000,000	3,329,760
2.125%, 8/15/21	700,000	712,362

		138,926,748

Total Government Securities		177,950,416

Total Long-Term Debt Securities (51.6%) (Cost $526,896,641)		516,308,672

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
0.000%*	200,000	67,940
4.750%	29,500	1,034,860

Total Consumer Discretionary		1,102,800

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Chesapeake Energy Corp.
5.750%§	2,000	2,192,500
SandRidge Energy, Inc.
7.000%*§	30,000	3,180,000

Total Energy		5,372,500

Financials (0.6%)
Consumer Finance (0.3%)
Ally Financial, Inc.
7.000%§	4,046	2,709,429

Insurance (0.2%)
MetLife, Inc.
5.000%	31,000	1,753,360

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
6.750%*	200,000	290,000
7.625%*	306,800	515,424
8.250%(l)*	149,600	284,240
Freddie Mac
8.375%(l)*	288,100	576,200

		1,665,864

Total Financials		6,128,653

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%	1,500	1,093,125

Total Health Care		1,093,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.1%)
Metals & Mining (0.1%)
AngloGold Ashanti Holdings Finance plc
6.000%	20,000	$979,400

Total Materials		979,400

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.
8.375%	20,000	990,000

Total Utilities		990,000

Total Preferred Stocks (1.6%) (Cost $37,383,352)		15,666,478

CONVERTIBLE PREFERRED STOCKS:
Financials (2.0%)
Commercial Banks (0.7%)
Wells Fargo & Co.
7.500%	7,000	7,231,420

Diversified Financial Services (1.0%)
Bank of America Corp.
7.250%	8,210	6,331,963
Citigroup, Inc.
7.500%	50,000	3,981,500

		10,313,463

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc.
1.950%	130,000	2,600,000

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
5.375%*	80	464,000

Total Convertible Preferred Stocks (2.0%) (Cost $25,686,630)		20,608,883

COMMON STOCKS:
Consumer Discretionary (2.8%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	4,587	46,283
Johnson Controls, Inc.	12,948	341,439

		387,722

Automobiles (0.1%)
Ford Motor Co.*	72,196	698,136
General Motors Co.*	19,990	403,398
Harley-Davidson, Inc.	4,519	155,137

		1,256,671

Distributors (0.0%)
Genuine Parts Co.	2,977	151,232

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,324	92,054
DeVry, Inc.	1,163	42,984
H&R Block, Inc.	5,763	76,706

		211,744

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	8,753	265,216
Chipotle Mexican Grill, Inc.*	598	181,164
Darden Restaurants, Inc.	2,534	108,329
International Game Technology	5,641	81,964
Marriott International, Inc., Class A	5,327	145,107
McDonald’s Corp.	19,590	1,720,394
Starbucks Corp.	14,148	527,579
Starwood Hotels & Resorts Worldwide, Inc.	3,628	140,839
Wyndham Worldwide Corp.	3,084	87,925
Wynn Resorts Ltd.	1,513	174,116
Yum! Brands, Inc.	8,829	436,064

		3,868,697

Household Durables (0.1%)
D.R. Horton, Inc.	5,305	47,957
Harman International Industries, Inc.	1,315	37,583
Leggett & Platt, Inc.	2,641	52,265
Lennar Corp., Class A	3,034	41,080
Newell Rubbermaid, Inc.	5,486	65,119
Pulte Group, Inc.*	6,347	25,071
Whirlpool Corp.	1,436	71,671

		340,746

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	6,895	1,490,906
Expedia, Inc.	3,665	94,374
Netflix, Inc.*	994	112,481
priceline.com, Inc.*	944	424,290

		2,122,051

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,270	74,025
Mattel, Inc.	6,476	167,663

		241,688

Media (1.2%)
Cablevision Systems Corp. - New York Group, Class A	4,217	66,333
CBS Corp., Class B	12,695	258,724
Charter Communications, Inc., Class A*	60,000	2,810,400
Comcast Corp., Class A	201,370	4,208,633
Dex One Corp.*	115,741	64,815
DIRECTV, Class A*	14,014	592,092
Discovery Communications, Inc., Class A*	5,174	194,646
Gannett Co., Inc.	4,525	43,123
Interpublic Group of Cos., Inc.	8,960	64,512
McGraw-Hill Cos., Inc.	5,701	233,741
News Corp., Class A	43,481	672,651
Omnicom Group, Inc.	5,283	194,626
Scripps Networks Interactive, Inc., Class A	1,899	70,586
Time Warner Cable, Inc.	6,163	386,235
Time Warner, Inc.	19,831	594,335
Viacom, Inc., Class B	10,894	422,034
Walt Disney Co.	35,244	1,062,959
Washington Post Co., Class B	92	30,081

		11,970,526

Multiline Retail (0.2%)
Big Lots, Inc.*	1,213	42,249
Family Dollar Stores, Inc.	2,265	115,198
J.C. Penney Co., Inc.	2,695	72,172
Kohl’s Corp.	5,363	263,323
Macy’s, Inc.	8,153	214,587
Nordstrom, Inc.	3,088	141,060
Sears Holdings Corp.*	714	41,069
Target Corp.	22,809	1,118,553

		2,008,211

Specialty Retail (0.4%)
Abercrombie & Fitch Co., Class A	1,647	101,389
AutoNation, Inc.*	916	30,026
AutoZone, Inc.*	550	175,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Bed Bath & Beyond, Inc.*	4,665	$267,351
Best Buy Co., Inc.	5,712	133,090
CarMax, Inc.*	4,335	103,390
GameStop Corp., Class A*	2,685	62,023
Gap, Inc.	6,559	106,518
Home Depot, Inc.	29,703	976,338
Limited Brands, Inc.	4,716	181,613
Lowe’s Cos., Inc.	23,920	462,613
O’Reilly Automotive, Inc.*	2,568	171,106
Ross Stores, Inc.	2,183	171,780
Staples, Inc.	13,403	178,260
Tiffany & Co.	2,431	147,853
TJX Cos., Inc.	7,256	402,490
Urban Outfitters, Inc.*	2,211	49,350

		3,720,745

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	5,473	283,665
NIKE, Inc., Class B	7,227	617,981
Ralph Lauren Corp.	1,235	160,179
VF Corp.	1,655	201,116

		1,262,941

Total Consumer Discretionary		27,542,974

Consumer Staples (2.9%)
Beverages (1.1%)
Brown-Forman Corp., Class B	1,901	133,336
Coca-Cola Co.	43,608	2,946,157
Coca-Cola Enterprises, Inc.	6,022	149,827
Constellation Brands, Inc., Class A*	3,557	64,026
Diageo plc	150,000	2,853,864
Dr. Pepper Snapple Group, Inc.	4,095	158,804
Fortune Brands, Inc.	2,952	159,644
Molson Coors Brewing Co., Class B	3,119	123,544
PepsiCo, Inc.	80,083	4,957,138

		11,546,340

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	8,330	684,060
CVS Caremark Corp.	25,563	858,405
Kroger Co.	11,451	251,464
Safeway, Inc.	6,706	111,521
SUPERVALU, Inc.	4,006	26,680
Sysco Corp.	11,297	292,592
Walgreen Co.	17,173	564,820
Wal-Mart Stores, Inc.	33,384	1,732,630
Whole Foods Market, Inc.	2,981	194,689

		4,716,861

Food Products (0.4%)
Archer-Daniels-Midland Co.	12,874	319,404
Campbell Soup Co.	3,446	111,547
ConAgra Foods, Inc.	7,920	191,822
Dean Foods Co.*	3,457	30,664
General Mills, Inc.	12,273	472,142
H.J. Heinz Co.	6,119	308,887
Hershey Co.	2,955	175,054
Hormel Foods Corp.	2,614	70,630
J.M. Smucker Co.	2,149	156,641
Kellogg Co.	4,756	252,972
Kraft Foods, Inc., Class A	33,582	1,127,683
McCormick & Co., Inc. (Non-Voting)	2,510	115,862
Mead Johnson Nutrition Co.	3,888	267,611
Sara Lee Corp.	11,245	183,856
Tyson Foods, Inc., Class A	5,630	97,737

		3,882,512

Household Products (0.5%)
Clorox Co.	2,512	166,621
Colgate-Palmolive Co.	9,253	820,556
Kimberly-Clark Corp.	7,458	529,592
Procter & Gamble Co.	52,194	3,297,617

		4,814,386

Personal Products (0.0%)
Avon Products, Inc.	8,230	161,308
Estee Lauder Cos., Inc., Class A	2,138	187,802

		349,110

Tobacco (0.4%)
Altria Group, Inc.	39,329	1,054,410
Lorillard, Inc.	2,625	290,587
Philip Morris International, Inc.	33,362	2,081,122
Reynolds American, Inc.	6,450	241,746

		3,667,865

Total Consumer Staples		28,977,074

Energy (5.2%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	8,304	383,313
Cameron International Corp.*	4,676	194,241
Diamond Offshore Drilling, Inc.	1,312	71,819
FMC Technologies, Inc.*	4,586	172,434
Halliburton Co.	17,460	532,879
Helmerich & Payne, Inc.	2,053	83,352
Nabors Industries Ltd.*	5,518	67,651
National Oilwell Varco, Inc.	8,033	411,450
Noble Corp.*	4,824	141,584
Rowan Cos., Inc.*	2,448	73,905
Schlumberger Ltd.	55,621	3,322,242
Weatherford International Ltd.*	100,000	1,221,000

		6,675,870

Oil, Gas & Consumable Fuels (4.5%)
Alpha Natural Resources, Inc.*	4,273	75,589
Anadarko Petroleum Corp.	9,443	595,381
Apache Corp.	7,283	584,388
BP plc (ADR)	100,000	3,607,000
Cabot Oil & Gas Corp.	1,999	123,758
Callon Petroleum Co.*	150,000	580,500
Canadian Oil Sands Ltd.	250,000	4,864,491
Chesapeake Energy Corp.	29,787	761,058
Chevron Corp.	58,043	5,370,138
ConocoPhillips	131,277	8,312,460
Consol Energy, Inc.	4,331	146,951
Denbury Resources, Inc.*	7,716	88,734
Devon Energy Corp.	7,897	437,810
El Paso Corp.	14,686	256,711
EOG Resources, Inc.	5,115	363,216
EQT Corp.	2,856	152,396
Exxon Mobil Corp.	158,354	11,501,251
Hess Corp.	5,730	300,596
Marathon Oil Corp.	13,606	293,617
Marathon Petroleum Corp.	6,744	182,493
Murphy Oil Corp.	3,696	163,215
Newfield Exploration Co.*	2,492	98,907
Noble Energy, Inc.	3,366	238,313
Occidental Petroleum Corp.	15,444	1,104,246
Peabody Energy Corp.	5,167	175,058
Pioneer Natural Resources Co.	2,232	146,799
QEP Resources, Inc.	3,391	91,794
Range Resources Corp.	3,076	179,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Dutch Shell plc (ADR), Class A	40,000	$2,460,800
Southwestern Energy Co.*	6,638	221,245
Spectra Energy Corp.	62,394	1,530,525
Sunoco, Inc.	2,277	70,610
Tesoro Corp.*	2,703	52,627
Valero Energy Corp.	10,916	194,086
Williams Cos., Inc.	11,225	273,217

		45,599,803

Total Energy		52,275,673

Financials (5.1%)
Capital Markets (0.4%)
Ameriprise Financial, Inc.	4,462	175,624
Bank of New York Mellon Corp.	23,445	435,843
BlackRock, Inc.	1,899	281,071
Charles Schwab Corp.	20,391	229,807
E*TRADE Financial Corp.*	4,731	43,099
Federated Investors, Inc., Class B	1,741	30,520
Franklin Resources, Inc.	2,774	265,305
Goldman Sachs Group, Inc.	9,604	908,058
Invesco Ltd.	8,507	131,944
Janus Capital Group, Inc.	3,513	21,078
Legg Mason, Inc.	2,453	63,067
Morgan Stanley	28,269	381,631
Northern Trust Corp.	4,565	159,684
State Street Corp.	9,545	306,967
T. Rowe Price Group, Inc.	4,890	233,595

		3,667,293

Commercial Banks (2.0%)
Banco Santander S.A.	152,307	1,245,116
Barclays plc	300,000	736,447
BB&T Corp.	13,289	283,454
CIT Group, Inc.*	40,800	1,239,096
Comerica, Inc.	3,776	86,735
Fifth Third Bancorp	17,572	177,477
First Horizon National Corp.	4,972	29,633
HSBC Holdings plc	500,000	3,810,670
Huntington Bancshares, Inc./Ohio	16,300	78,240
KeyCorp	18,187	107,849
M&T Bank Corp.	42,394	2,963,341
PNC Financial Services Group, Inc.	9,966	480,262
Regions Financial Corp.	23,746	79,074
SunTrust Banks, Inc.	10,225	183,539
U.S. Bancorp	36,450	858,033
Wells Fargo & Co.	299,749	7,229,946
Zions Bancorp	3,455	48,612

		19,637,524

Consumer Finance (0.2%)
American Express Co.	19,711	885,024
Capital One Financial Corp.	8,750	346,762
Discover Financial Services	10,406	238,714
SLM Corp.	9,695	120,703

		1,591,203

Diversified Financial Services (1.4%)
Bank of America Corp.	642,679	3,933,195
Citigroup, Inc.	105,473	2,702,218
CME Group, Inc.	1,274	313,914
IntercontinentalExchange, Inc.*	1,404	166,037
JPMorgan Chase & Co.	224,059	6,748,657
Leucadia National Corp.	3,736	84,733
Moody’s Corp.	3,855	117,385
NASDAQ OMX Group, Inc.*	2,379	55,050
NYSE Euronext	5,010	116,432

		14,237,621

Insurance (0.7%)
ACE Ltd.	6,437	390,082
Aflac, Inc.	8,879	310,321
Allstate Corp.	9,773	231,522
American International Group, Inc.*	8,340	183,063
Aon Corp.	6,183	259,562
Assurant, Inc.	1,765	63,187
Berkshire Hathaway, Inc., Class B*	33,396	2,372,452
Chubb Corp.	5,415	324,846
Cincinnati Financial Corp.	3,077	81,018
Genworth Financial, Inc., Class A*	9,249	53,089
Hartford Financial Services Group, Inc.	8,519	137,497
Lincoln National Corp.	5,802	90,685
Loews Corp.	5,936	205,089
Marsh & McLennan Cos., Inc.	10,254	272,141
MetLife, Inc.	20,058	561,825
Principal Financial Group, Inc.	5,914	134,070
Progressive Corp.	12,078	214,505
Prudential Financial, Inc.	9,241	433,033
QBE Insurance Group Ltd.	25,000	306,739
Torchmark Corp.	1,968	68,605
Travelers Cos., Inc.	7,976	388,671
Unum Group	5,719	119,870
XL Group plc	6,290	118,252

		7,320,124

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	2,333	51,606
AvalonBay Communities, Inc. (REIT)	1,780	203,009
Boston Properties, Inc. (REIT)	2,791	248,678
Equity Residential (REIT)	5,650	293,065
HCP, Inc. (REIT)	7,707	270,207
Health Care REIT, Inc. (REIT)	3,391	158,699
Host Hotels & Resorts, Inc. (REIT)	13,505	147,745
Kimco Realty Corp. (REIT)	7,673	115,325
Plum Creek Timber Co., Inc. (REIT)	3,056	106,074
ProLogis, Inc. (REIT)	8,759	212,406
Public Storage (REIT)	2,699	300,534
Simon Property Group, Inc. (REIT)	5,586	614,348
Ventas, Inc. (REIT)	5,468	270,119
Vornado Realty Trust (REIT)	3,492	260,573
Westfield Retail Trust (REIT)	454,500	1,054,331
Weyerhaeuser Co. (REIT)	10,293	160,056

		4,466,775

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	6,173	83,089

Thrifts & Mortgage Finance (0.0%)
Fannie Mae*	344,367	82,648
Hudson City Bancorp, Inc.	9,944	56,283
People’s United Financial, Inc.	7,235	82,479

		221,410

Total Financials		51,225,039

Health Care (5.4%)
Biotechnology (0.2%)
Amgen, Inc.	17,538	963,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Biogen Idec, Inc.*	4,618	$430,167
Celgene Corp.*	8,699	538,642
Cephalon, Inc.*	1,493	120,485
Gilead Sciences, Inc.*	14,630	567,644

		2,620,651

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.	10,814	607,098
Becton, Dickinson and Co.	4,118	301,932
Boston Scientific Corp.*	29,239	172,802
C.R. Bard, Inc.	1,657	145,054
CareFusion Corp.*	4,212	100,877
Covidien plc	9,395	414,320
DENTSPLY International, Inc.	2,684	82,372
Edwards Lifesciences Corp.*	2,197	156,602
Intuitive Surgical, Inc.*	745	271,389
Medtronic, Inc.	20,032	665,864
St. Jude Medical, Inc.	6,236	225,681
Stryker Corp.	6,250	294,562
Varian Medical Systems, Inc.*	2,207	115,117
Zimmer Holdings, Inc.*	3,627	194,044

		3,747,714

Health Care Providers & Services (0.4%)
Aetna, Inc.	7,059	256,595
AmerisourceBergen Corp.	5,089	189,667
Cardinal Health, Inc.	6,522	273,141
CIGNA Corp.	5,155	216,201
Coventry Health Care, Inc.*	2,828	81,475
DaVita, Inc.*	1,760	110,299
Express Scripts, Inc.*	9,299	344,714
Humana, Inc.	3,182	231,427
Laboratory Corp. of America Holdings*	1,935	152,962
McKesson Corp.	4,666	339,218
Medco Health Solutions, Inc.*	7,314	342,953
Patterson Cos., Inc.	1,808	51,763
Quest Diagnostics, Inc.	3,027	149,413
Tenet Healthcare Corp.*	9,174	37,888
UnitedHealth Group, Inc.	20,447	943,016
WellPoint, Inc.	6,836	446,254

		4,166,986

Health Care Technology (0.0%)
Cerner Corp.*	2,777	190,280

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	6,624	207,000
Life Technologies Corp.*	3,454	132,737
PerkinElmer, Inc.	2,141	41,129
Thermo Fisher Scientific, Inc.*	7,274	368,355
Waters Corp.*	1,724	130,145

		879,366

Pharmaceuticals (4.3%)
Abbott Laboratories, Inc.	29,592	1,513,335
Allergan, Inc.	5,854	482,252
Bristol-Myers Squibb Co.	32,370	1,015,771
Eli Lilly and Co.	19,382	716,553
Forest Laboratories, Inc.*	5,185	159,646
Hospira, Inc.*	3,146	116,402
Johnson & Johnson	152,077	9,688,826
Merck & Co., Inc.	333,361	10,904,238
Mylan, Inc.*	8,047	136,799
Pfizer, Inc.	423,197	7,482,123
Roche Holding AG	65,000	10,457,310
Watson Pharmaceuticals, Inc.*	2,376	162,162

		42,835,417

Total Health Care		54,440,414

Industrials (2.5%)
Aerospace & Defense (0.5%)
Boeing Co.	14,095	852,889
General Dynamics Corp.	6,856	390,038
Goodrich Corp.	2,371	286,132
Honeywell International, Inc.	14,842	651,712
ITT Corp.	3,543	148,806
L-3 Communications Holdings, Inc.	2,000	123,940
Lockheed Martin Corp.	5,222	379,326
Northrop Grumman Corp.	5,272	274,988
Precision Castparts Corp.	2,742	426,271
Raytheon Co.	6,693	273,543
Rockwell Collins, Inc.	2,899	152,951
Textron, Inc.	5,211	91,922
United Technologies Corp.	17,250	1,213,710

		5,266,228

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	3,129	214,243
Expeditors International of Washington, Inc.	4,052	164,309
FedEx Corp.	6,036	408,516
United Parcel Service, Inc., Class B	18,628	1,176,358

		1,963,426

Airlines (0.0%)
Southwest Airlines Co.	15,395	123,776

Building Products (0.0%)
Masco Corp.	6,761	48,138

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,018	50,611
Cintas Corp.	2,086	58,700
Iron Mountain, Inc.	3,890	123,002
Pitney Bowes, Inc.	3,847	72,324
R.R. Donnelley & Sons Co.	3,638	51,369
Republic Services, Inc.	6,116	171,615
Stericycle, Inc.*	1,648	133,026
Waste Management, Inc.	8,977	292,291

		952,938

Construction & Engineering (0.0%)
Fluor Corp.	3,285	152,917
Jacobs Engineering Group, Inc.*	2,451	79,143
Quanta Services, Inc.*	4,031	75,742

		307,802

Electrical Equipment (0.1%)
Emerson Electric Co.	14,125	583,504
Rockwell Automation, Inc.	2,703	151,368
Roper Industries, Inc.	1,839	126,725

		861,597

Industrial Conglomerates (1.0%)
3M Co.	13,492	968,590
Danaher Corp.	10,788	452,449
General Electric Co.	533,453	8,129,824
Tyco International Ltd.	8,797	358,478

		9,909,341

Machinery (0.4%)
Caterpillar, Inc.	12,286	907,198
Cummins, Inc.	3,688	301,162
Deere & Co.	7,851	506,939
Dover Corp.	3,522	164,125
Eaton Corp.	6,505	230,928
Flowserve Corp.	1,052	77,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	9,313	$387,421
Ingersoll-Rand plc	6,318	177,473
Joy Global, Inc.	2,009	125,321
PACCAR, Inc.	6,971	235,759
Pall Corp.	2,233	94,679
Parker Hannifin Corp.	2,931	185,034
Snap-on, Inc.	1,100	48,840
Stanley Black & Decker, Inc.	3,216	157,906

		3,600,633

Professional Services (0.0%)
Dun & Bradstreet Corp.	938	57,462
Equifax, Inc.	2,317	71,224
Robert Half International, Inc.	2,762	58,610

		187,296

Road & Rail (0.2%)
CSX Corp.	20,759	387,570
Norfolk Southern Corp.	6,592	402,244
Ryder System, Inc.	967	36,272
Union Pacific Corp.	9,270	757,081

		1,583,167

Trading Companies & Distributors (0.0%)
Fastenal Co.	5,635	187,533
W.W. Grainger, Inc.	1,161	173,616

		361,149

Total Industrials		25,165,491

Information Technology (4.3%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	153,156	2,372,386
F5 Networks, Inc.*	1,524	108,280
Harris Corp.	2,258	77,156
JDS Uniphase Corp.*	4,408	43,948
Juniper Networks, Inc.*	10,099	174,309
Motorola Mobility Holdings, Inc.*	4,955	187,200
Motorola Solutions, Inc.	5,724	239,836
QUALCOMM, Inc.	31,893	1,550,957
Tellabs, Inc.	6,846	29,369

		4,783,441

Computers & Peripherals (0.9%)
Apple, Inc.*	17,611	6,712,961
Dell, Inc.*	29,425	416,364
EMC Corp.*	39,276	824,403
Hewlett-Packard Co.	39,450	885,652
Lexmark International, Inc., Class A*	1,484	40,113
NetApp, Inc.*	7,027	238,496
SanDisk Corp.*	4,568	184,319
Western Digital Corp.*	4,464	114,814

		9,417,122

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,205	130,668
Corning, Inc.	29,923	369,848
FLIR Systems, Inc.	3,011	75,426
Jabil Circuit, Inc.	3,403	60,539
Molex, Inc.	2,608	53,125

		689,606

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	3,533	70,236
eBay, Inc.*	21,824	643,590
Google, Inc., Class A*	4,783	2,460,279
Monster Worldwide, Inc.*	2,458	17,648
VeriSign, Inc.	3,126	89,435
Yahoo!, Inc.*	23,917	314,748

		3,595,936

IT Services (0.8%)
Accenture plc, Class A	12,223	643,908
Automatic Data Processing, Inc.	9,292	438,118
Cognizant Technology Solutions Corp., Class A*	5,784	362,657
Computer Sciences Corp.	2,928	78,617
Fidelity National Information Services, Inc.	4,669	113,550
Fiserv, Inc.*	2,670	135,556
International Business Machines Corp.	22,685	3,970,555
Mastercard, Inc., Class A	2,025	642,249
Paychex, Inc.	6,161	162,466
SAIC, Inc.*	5,168	61,034
Teradata Corp.*	3,217	172,206
Total System Services, Inc.	3,067	51,924
Visa, Inc., Class A	9,707	832,084
Western Union Co.	11,988	183,296

		7,848,220

Office Electronics (0.1%)
Xerox Corp.	226,794	1,580,754

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.*	11,175	56,769
Altera Corp.	6,182	194,918
Analog Devices, Inc.	5,718	178,688
Applied Materials, Inc.	25,122	260,013
Broadcom Corp., Class A*	9,177	305,502
First Solar, Inc.*	1,126	71,174
Intel Corp.	249,734	5,326,826
KLA-Tencor Corp.	3,157	120,850
Linear Technology Corp.	4,363	120,637
LSI Corp.*	10,729	55,576
MEMC Electronic Materials, Inc.*	4,348	22,784
Microchip Technology, Inc.	3,650	113,552
Micron Technology, Inc.*	18,932	95,417
Novellus Systems, Inc.*	1,305	35,574
NVIDIA Corp.*	11,403	142,538
Teradyne, Inc.*	3,499	38,524
Texas Instruments, Inc.	21,986	585,927
Xilinx, Inc.	5,070	139,121

		7,864,390

Software (0.8%)
Adobe Systems, Inc.*	9,343	225,820
Autodesk, Inc.*	4,322	120,065
BMC Software, Inc.*	3,310	127,634
CA, Inc.	7,222	140,179
Citrix Systems, Inc.*	3,595	196,035
Compuware Corp.*	4,130	31,636
Electronic Arts, Inc.*	6,312	129,080
Intuit, Inc.*	5,754	272,970
Microsoft Corp.	141,625	3,525,046
Oracle Corp.	75,028	2,156,305
Red Hat, Inc.*	3,643	153,953
Salesforce.com, Inc.*	2,567	293,357
Symantec Corp.*	14,183	231,183

		7,603,263

Total Information Technology		43,382,732

Materials (1.0%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	4,061	310,139
Airgas, Inc.	1,309	83,540
CF Industries Holdings, Inc.	1,368	168,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Dow Chemical Co.	22,479	$504,878
E.I. du Pont de Nemours & Co.	17,738	708,988
Eastman Chemical Co.	1,336	91,556
Ecolab, Inc.	4,426	216,387
FMC Corp.	1,350	93,366
International Flavors & Fragrances, Inc.	1,554	87,366
Monsanto Co.	10,173	610,787
Mosaic Co.	5,261	257,631
PPG Industries, Inc.	2,979	210,496
Praxair, Inc.	5,750	537,510
Sherwin-Williams Co.	1,662	123,520
Sigma-Aldrich Corp.	2,335	144,280

		4,149,242

Construction Materials (0.0%)
Vulcan Materials Co.	2,437	67,164

Containers & Packaging (0.0%)
Ball Corp.	3,077	95,448
Bemis Co., Inc.	1,931	56,598
Owens-Illinois, Inc.*	3,091	46,736
Sealed Air Corp.	3,008	50,234

		249,016

Metals & Mining (0.5%)
AK Steel Holding Corp.	2,081	13,610
Alcoa, Inc.	20,305	194,319
Allegheny Technologies, Inc.	2,036	75,312
Barrick Gold Corp.	55,000	2,565,750
Cliffs Natural Resources, Inc.	2,787	142,611
Freeport-McMoRan Copper & Gold, Inc.	18,032	549,074
Newmont Mining Corp.	9,404	591,512
Nucor Corp.	26,043	824,000
Titanium Metals Corp.	1,521	22,784
United States Steel Corp.	2,714	59,735

		5,038,707

Paper & Forest Products (0.1%)
International Paper Co.	8,302	193,021
MeadWestvaco Corp.	3,280	80,557

		273,578

Total Materials		9,777,707

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	337,548	9,626,869
CenturyLink, Inc.	61,740	2,044,829
France Telecom S.A.	37,400	613,276
Frontier Communications Corp.	103,054	629,660
Telstra Corp., Ltd.	800,000	2,384,340
Verizon Communications, Inc.	153,804	5,659,987
Windstream Corp.	9,769	113,907

		21,072,868

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	7,520	404,576
MetroPCS Communications, Inc.*	5,668	49,369
SK Telecom Co., Ltd. (ADR)	26,000	365,820
Sprint Nextel Corp.*	57,179	173,824
Vodafone Group plc	2,200,000	5,681,159

		6,674,748

Total Telecommunication Services		27,747,616

Utilities (6.3%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	109,189	4,151,366
Duke Energy Corp.	200,355	4,005,096
Edison International	6,217	237,800
Entergy Corp.	63,342	4,198,941
Exelon Corp.	12,614	537,482
FirstEnergy Corp.	57,968	2,603,343
NextEra Energy, Inc.	123,042	6,646,729
Northeast Utilities	3,332	112,122
Pepco Holdings, Inc.	4,249	80,391
Pinnacle West Capital Corp.	2,054	88,199
PPL Corp.	60,240	1,719,250
Progress Energy, Inc.	75,617	3,910,911
Southern Co.	96,318	4,080,994

		32,372,624

Gas Utilities (0.2%)
AGL Resources, Inc.	40,000	1,629,600
Nicor, Inc.	860	47,309
Oneok, Inc.	1,952	128,910

		1,805,819

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	12,501	122,010
Constellation Energy Group, Inc.	3,851	146,569
Dynegy, Inc.*	150,000	618,000
NRG Energy, Inc.*	4,539	96,272

		982,851

Multi-Utilities (2.8%)
Ameren Corp.	4,625	137,686
CenterPoint Energy, Inc.	8,142	159,746
CMS Energy Corp.	4,760	94,200
Consolidated Edison, Inc.	5,582	318,286
Dominion Resources, Inc.	50,793	2,578,761
DTE Energy Co.	3,199	156,815
Integrys Energy Group, Inc.	1,473	71,617
NiSource, Inc.	5,378	114,982
PG&E Corp.	157,667	6,670,891
Public Service Enterprise Group, Inc.	174,641	5,827,770
SCANA Corp.	2,207	89,273
Sempra Energy	84,571	4,355,407
TECO Energy, Inc.	154,057	2,638,996
Wisconsin Energy Corp.	4,413	138,083
Xcel Energy, Inc.	182,647	4,509,554

		27,862,067

Total Utilities		63,023,361

Total Common Stocks (38.3%) (Cost $386,454,735)		383,558,081

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49* (Cost $0)(b)*†	—	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Automobiles (0.0%)
General Motors Co., Class A, expiring 7/10/16*	18,173	211,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Warrants	Value (Note 1)
General Motors Co., Class B, expiring 7/10/19*	18,173	$144,112

		355,645

Media (0.1%)
Charter Communications, Inc., expiring 11/30/14*	53,070	610,305

Total Warrants (0.1%) (Cost $20,193,204)		965,950

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.5%)
Federal National Mortgage Association 0.01%, 10/5/11 (o)(p) (Cost $5,260,000)	$5,260,000	5,259,995

Total Investments (94.1%) (Cost $1,001,874,562)		942,368,059
Other Assets Less Liabilities (5.9%)		59,440,734

Net Assets (100%)		$1,001,808,793

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $105,032,880 or 10.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2011.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$81,954,932	$53,906,820	$135,861,752	$—	$45,402	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
S&P 500 E-Mini Index	1,619	December-11	$91,295,510	$91,149,700	$145,810

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Non-Agency CMO	$—	$2,582,967	$—	$2,582,967
Common Stocks
Consumer Discretionary	27,542,974	—	—	27,542,974
Consumer Staples	26,123,210	2,853,864	—	28,977,074
Energy	52,275,673	—	—	52,275,673
Financials	44,071,736	7,153,303	—	51,225,039
Health Care	43,983,104	10,457,310	—	54,440,414
Industrials	25,165,491	—	—	25,165,491
Information Technology	43,382,732	—	—	43,382,732
Materials	9,777,707	—	—	9,777,707
Telecommunication Services	19,068,841	8,678,775	—	27,747,616
Utilities	63,023,361	—	—	63,023,361
Convertible Bonds
Financials	—	3,937,500	—	3,937,500
Convertible Preferred Stocks
Financials	11,212,920	9,395,963	—	20,608,883
Corporate Bonds
Consumer Discretionary	—	36,323,708	—	36,323,708
Consumer Staples	—	15,045,619	—	15,045,619
Energy	—	38,626,164	—	38,626,164
Financials	—	83,996,674	—	83,996,674
Health Care	—	25,933,160	—	25,933,160
Industrials	—	27,450,038	—	27,450,038
Information Technology	—	37,328,354	—	37,328,354
Materials	—	16,407,182	—	16,407,182
Telecommunication Services	—	10,138,681	—	10,138,681
Utilities	—	40,588,209	—	40,588,209
Futures	145,810	—	—	145,810
Government Securities
Agency ABS	—	10,880,837	—	10,880,837
Foreign Governments	—	5,856,502	—	5,856,502
Municipal Bonds	—	2,305,788	—	2,305,788
Supranational	—	5,130,895	—	5,130,895
U.S. Government Agencies	—	14,849,646	—	14,849,646
U.S. Treasuries	—	138,926,748	—	138,926,748
Preferred Stocks
Consumer Discretionary	1,034,860	67,940	—	1,102,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$—	$5,372,500	$—	$5,372,500
Financials	3,419,224	2,709,429	—	6,128,653
Health Care	—	1,093,125	—	1,093,125
Materials	979,400	—	—	979,400
Utilities	990,000	—	—	990,000
Short-Term Investments	—	5,259,995	—	5,259,995
Warrants
Consumer Discretionary	965,950	—	—	965,950

Total Assets	$373,162,993	$569,350,876	$—	$942,513,869

Total Liabilities	$—	$—	$—	$—

Total	$373,162,993	$569,350,876	$—	$942,513,869

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$258,618,825
Long-term U.S. Treasury securities	119,228,395

$377,847,220

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$327,502,267
Long-term U.S. Treasury securities	63,767,701

$391,269,968

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,975,629
Aggregate gross unrealized depreciation	(142,031,551)

Net unrealized depreciation	$(61,055,922)

Federal income tax cost of investments	$1,003,423,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.4%)
Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	5,000	$196,600
Corinthian Colleges, Inc.*	40,000	62,400

		259,000

Hotels, Restaurants & Leisure (0.1%)
Boyd Gaming Corp.*	40,000	196,000
Dover Motorsports, Inc.*	41,500	50,630
Ladbrokes plc	30,000	55,394
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,000	34,600

		336,624

Household Durables (0.2%)
Harman International Industries, Inc.	15,000	428,700
Nobility Homes, Inc.*	2,400	15,840
Skyline Corp.	6,500	62,075

		506,615

Media (1.9%)
Acme Communications, Inc.	20,000	14,000
Beasley Broadcasting Group, Inc., Class A*	25,000	95,500
British Sky Broadcasting Group plc	110,000	1,129,336
Clear Channel Outdoor Holdings, Inc., Class A*	195,000	1,825,200
Crown Media Holdings, Inc., Class A*	6,000	8,580
DISH Network Corp., Class A*	27,000	676,620
Fisher Communications, Inc.*	29,000	647,860
Liberty Media Corp. - Liberty Capital*	4,000	264,480
LIN TV Corp., Class A*	20,000	43,600
Media General, Inc., Class A*	39,700	75,827
Salem Communications Corp., Class A	18,000	41,220

		4,822,223

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	26,320

Specialty Retail (0.1%)
Midas, Inc.*	33,000	270,600

Textiles, Apparel & Luxury Goods (0.0%)
Heelys, Inc.*	16,000	32,320

Total Consumer Discretionary		6,253,702

Consumer Staples (3.7%)
Beverages (0.7%)
Fortune Brands, Inc.	24,000	1,297,920
Foster’s Group Ltd.	120,000	609,198

		1,907,118

Food & Staples Retailing (0.5%)
BJ’s Wholesale Club, Inc.*	25,000	1,281,000

Food Products (2.2%)
Flowers Foods, Inc.	750	14,595
Parmalat S.p.A.	912,000	1,921,191
Ralcorp Holdings, Inc.*	9,000	690,390
Reddy Ice Holdings, Inc.*	1,000	1,250
Sara Lee Corp.	130,000	2,125,500
Tootsie Roll Industries, Inc.	36,000	868,320

		5,621,246

Household Products (0.1%)
Clorox Co.	4,000	265,320

Personal Products (0.2%)
Avon Products, Inc.	25,000	490,000

Total Consumer Staples		9,564,684

Energy (2.4%)
Energy Equipment & Services (0.7%)
Aker Drilling ASA*	2,500	11,213
Global Industries Ltd.*	200,000	1,584,000
Rowan Cos., Inc.*	9,000	271,710
TGC Industries, Inc.*	11,000	48,400

		1,915,323

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.	4,000	252,200
Atlas Energy LP	85,000	1,578,450
Dragon Oil plc	90,000	666,761
EXCO Resources, Inc.	2,000	21,440
Heritage Oil plc*	20,000	71,707
Southern Union Co.	40,000	1,622,800
WesternZagros Resources Ltd.*	40,000	17,368

		4,230,726

Total Energy		6,146,049

Financials (1.9%)
Capital Markets (0.2%)
BKF Capital Group, Inc.*	12,000	15,600
Charles Schwab Corp.	33,000	371,910
SWS Group, Inc.	30,000	140,700

		528,210

Commercial Banks (0.1%)
Bank of Montreal	6,000	335,100

Consumer Finance (0.5%)
American Express Co.	8,000	359,200
SLM Corp.	70,000	871,500

		1,230,700

Insurance (0.1%)
CNinsure, Inc. (ADR)*	5,000	35,000
FPIC Insurance Group, Inc.*	500	20,920
Harleysville Group, Inc.	2,000	117,720
Penn Millers Holding Corp.*	3,000	60,270
Transatlantic Holdings, Inc.	3,000	145,560

		379,470

Real Estate Management & Development (0.0%)
Eco Business-Immobilien AG*	500	4,033

Thrifts & Mortgage Finance (1.0%)
First Niagara Financial Group, Inc.	265,000	2,424,750
Flushing Financial Corp.	4,000	43,200

		2,467,950

Total Financials		4,945,463

Health Care (7.7%)
Biotechnology (3.9%)
Actelion Ltd. (Registered)*	1,000	33,268
Biogen Idec, Inc.*	4,000	372,600
Cephalon, Inc.*	115,000	9,280,500
Grifols S.A. (ADR)*	41,504	265,211

		9,951,579

Health Care Equipment & Supplies (2.9%)
Accuray, Inc.*	2,636	10,597
ArthroCare Corp.*	31,000	891,870
Exactech, Inc.*	10,000	140,800
Kinetic Concepts, Inc.*	65,000	4,282,850
Smith & Nephew plc	150,000	1,348,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Synthes, Inc.	5,000	$808,450

		7,483,155

Health Care Providers & Services (0.1%)
Chemed Corp.	2,000	109,920
Continucare Corp.*	13,200	84,216

		194,136

Life Sciences Tools & Services (0.8%)
Caliper Life Sciences, Inc.*	60,000	628,200
WuXi PharmaTech Cayman, Inc. (ADR)*	115,000	1,338,600

		1,966,800

Pharmaceuticals (0.0%)
Allergan, Inc.	1,200	98,856

Total Health Care		19,694,526

Industrials (7.9%)
Aerospace & Defense (5.1%)
Goodrich Corp.	100,000	12,068,000
ITT Corp.	25,000	1,050,000
Kratos Defense & Security Solutions, Inc.*	2,940	19,757

		13,137,757

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	8,000	96,080

Building Products (1.4%)
Ameron International Corp.	40,000	3,397,600
Griffon Corp.*	30,000	245,400

		3,643,000

Commercial Services & Supplies (0.5%)
APAC Customer Services, Inc.*	150,000	1,278,000

Electrical Equipment (0.1%)
Harbin Electric, Inc.*	500	10,325
Thomas & Betts Corp.*	8,000	319,280

		329,605

Machinery (0.6%)
Baldwin Technology Co., Inc., Class A*	23,000	26,910
Charter International plc	30,000	402,838
CIRCOR International, Inc.	5,000	146,850
Navistar International Corp.*	21,000	674,520
Tennant Co.	6,500	229,905

		1,481,023

Road & Rail (0.0%)
Dollar Thrifty Automotive Group, Inc.*	1,000	56,300

Trading Companies & Distributors (0.1%)
Kaman Corp.	5,000	139,250

Total Industrials		20,161,015

Information Technology (10.8%)
Communications Equipment (0.9%)
Loral Space & Communications, Inc.*	17,000	851,700
Motorola Mobility Holdings, Inc.*	40,000	1,511,200

		2,362,900

Computers & Peripherals (0.3%)
Diebold, Inc.	28,000	770,280
SanDisk Corp.*	1,000	40,350
Seagate Technology plc	3,000	30,840

		841,470

Electronic Equipment, Instruments & Components (0.2%)
GTSI Corp.*	6,600	30,360
Laird plc	50,200	107,635
Park Electrochemical Corp.	4,000	85,480
Zygo Corp.*	20,000	231,200

		454,675

Internet Software & Services (0.5%)
Yahoo!, Inc.*	100,000	1,316,000

IT Services (0.0%)
VeriFone Systems, Inc.*	690	24,164

Semiconductors & Semiconductor Equipment (5.6%)
Advanced Analogic Technologies, Inc.*	71,000	307,430
Aleo Solar AG*	500	17,280
LTX-Credence Corp.*	2,500	13,225
Netlogic Microsystems, Inc.*	145,000	6,975,950
Varian Semiconductor Equipment Associates, Inc.*	115,000	7,032,250

		14,346,135

Software (3.3%)
Autonomy Corp. plc*	130,000	5,149,333
Blackboard, Inc.*	60,000	2,679,600
Mentor Graphics Corp.*	10,000	96,200
Renaissance Learning, Inc.	1,000	16,780
Take-Two Interactive Software, Inc.*	45,000	572,400

		8,514,313

Total Information Technology		27,859,657

Materials (5.7%)
Chemicals (3.5%)
Airgas, Inc.	9,000	574,380
Arch Chemicals, Inc.	110,000	5,161,200
Ferro Corp.*	8,000	49,200
Nalco Holding Co.	90,000	3,148,200

		8,932,980

Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS S.A.	10,000	67,003

Containers & Packaging (1.7%)
Greif, Inc., Class A	1,000	42,890
Myers Industries, Inc.	50,000	507,500
Temple-Inland, Inc.	120,000	3,764,400

		4,314,790

Metals & Mining (0.5%)
Allegheny Technologies, Inc.	3,000	110,970
Anvil Mining Ltd.*	2,000	14,620
Camino Minerals Corp.*	4,000	783
Gold Fields Ltd. (ADR)	3,000	45,960
Lundin Mining Corp.*	2,000	6,966
MacArthur Coal Ltd.	75,000	1,147,444
Walter Energy, Inc.	500	30,005

		1,356,748

Total Materials		14,671,521

Telecommunication Services (2.9%)
Diversified Telecommunication Services (0.9%)
AboveNet, Inc.	1,000	53,600
Asia Satellite Telecommunications Holdings Ltd.	65,000	125,202
CenturyLink, Inc.	45,000	1,490,400
Cincinnati Bell, Inc.*	165,000	509,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Global Crossing Ltd.*	3,000	$71,730

		2,250,782

Wireless Telecommunication Services (2.0%)
Millicom International Cellular S.A.	20,000	1,982,000
Sprint Nextel Corp.*	200,000	608,000
Telephone & Data Systems, Inc.	34,000	722,500
U.S. Cellular Corp.*	45,000	1,784,250

		5,096,750

Total Telecommunication Services		7,347,532

Utilities (4.7%)
Electric Utilities (3.0%)
Central Vermont Public Service Corp.	40,070	1,410,865
DPL, Inc.	100,000	3,014,000
Iberdrola S.A.	6,214	42,053
PNM Resources, Inc.	22,000	361,460
Progress Energy, Inc.	54,000	2,792,880

		7,621,258

Gas Utilities (1.0%)
National Fuel Gas Co.	24,000	1,168,320
Nicor, Inc.	24,000	1,320,240

		2,488,560

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	25,000	951,500
Dynegy, Inc.*	50,000	206,000
NRG Energy, Inc.*	15,000	318,150

		1,475,650

Multi-Utilities (0.0%)
GDF Suez S.A.*	3,801	5

Water Utilities (0.1%)
Northumbrian Water Group plc	50,000	360,984

Total Utilities		11,946,457

Total Common Stocks (50.1%) (Cost $135,221,821)		128,590,606

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Forest Laboratories, Inc., expiring 12/31/49*†	10,000	9,500
Sanofi S.A., expiring 12/31/20*	190,000	201,400

Total Health Care		210,900

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	320,000	3,200

Total Information Technology		3,200

Total Rights (0.1%) (Cost $428,150)		214,100

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (39.3%)
U.S. Treasury Bills
0.01%, 10/13/11 (p)	$5,000,000	$4,999,979
0.01%, 12/1/11 (p)	30,000,000	29,999,400
0.02%, 12/29/11 (p)	21,000,000	20,999,139
0.04%, 3/1/12 (p)	45,000,000	44,991,585

Total Government Securities (Cost $100,988,049)		100,990,103

Total Short-Term Investments (39.3%) (Cost $100,988,049)		100,990,103

Total Investments (89.5%) (Cost $236,638,020)		229,794,809
Other Assets Less Liabilities (10.5%)		27,074,553

Net Assets (100%)		$256,869,362

*	Non-income producing.

†	Securities (totaling $12,700 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,053,132	$1,200,570	$—	$6,253,702
Consumer Staples	7,034,295	2,530,389	—	9,564,684
Energy	5,396,368	749,681	—	6,146,049
Financials	4,925,830	19,633	—	4,945,463
Health Care	17,504,220	2,190,306	—	19,694,526
Industrials	19,758,177	402,838	—	20,161,015
Information Technology	22,585,409	5,274,248	3,200	27,862,857
Materials	13,457,074	1,214,447	—	14,671,521
Telecommunication Services	7,222,330	125,202	—	7,347,532
Utilities	11,543,415	403,042	—	11,946,457
Rights
Health Care	—	201,400	9,500	210,900
Short-Term Investments	—	100,990,103	—	100,990,103

Total Assets	$114,480,248	$115,301,861	$12,700	$229,794,809

Total Liabilities	$—	$—	$—	$—

Total	$114,480,248	$115,301,861	$12,700	$229,794,809

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Financials	Investments in Rights- Information Technology
Balance as of 12/31/10	$—	$—
Total gains or losses (realized/unrealized) included in earnings	9,500	3,200
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/11	$9,500	$3,200

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$9,500	$3,200

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$370,079,860
Net Proceeds of Sales and Redemptions:
Stocks	$413,340,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,364,312
Aggregate gross unrealized depreciation	(12,928,430)

Net unrealized depreciation	$(9,564,118)

Federal income tax cost of investments	$239,358,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.7%)
Auto Components (4.1%)
BorgWarner, Inc.*	188,000	$11,379,640
Brembo S.p.A.	325,000	2,864,658
Dana Holding Corp.*	824,000	8,652,000
Federal-Mogul Corp.*	310,085	4,573,754
Gentex Corp.	20,000	481,000
Modine Manufacturing Co.*	730,032	6,614,090
SORL Auto Parts, Inc.*	65,096	212,213
Spartan Motors, Inc.	290,000	1,197,700
Standard Motor Products, Inc.	781,488	10,135,899
Stoneridge, Inc.*	305,000	1,592,100
Strattec Security Corp.	133,400	3,198,932
Superior Industries International, Inc.	375,935	5,808,196
Tenneco, Inc.*	545,000	13,957,450

		70,667,632

Automobiles (0.0%)
Thor Industries, Inc.	4,000	88,600
Winnebago Industries, Inc.*	42,000	290,640

		379,240

Diversified Consumer Services (0.8%)
Ascent Capital Group, Inc., Class A*	110,077	4,328,228
Cambium Learning Group, Inc.*	388,184	1,160,670
Corinthian Colleges, Inc.*	620,000	967,200
Matthews International Corp., Class A	19,000	584,440
Regis Corp.	44,000	619,960
Stewart Enterprises, Inc., Class A	275,000	1,636,250
Universal Technical Institute, Inc.*	346,271	4,705,823

		14,002,571

Hotels, Restaurants & Leisure (5.3%)
Biglari Holdings, Inc.*	30,807	9,130,887
Boyd Gaming Corp.*	1,100,000	5,390,000
Canterbury Park Holding Corp.*‡	216,007	2,028,305
Cheesecake Factory, Inc.*	475,000	11,708,750
Churchill Downs, Inc.	237,092	9,253,701
Denny’s Corp.*	425,000	1,415,250
Dover Downs Gaming & Entertainment, Inc.	90,000	202,500
Dover Motorsports, Inc.*	480,000	585,600
Dunkin’ Brands Group, Inc.*	2,500	69,250
Gaylord Entertainment Co.*	530,000	10,250,200
International Speedway Corp., Class A	63,000	1,438,920
Krispy Kreme Doughnuts, Inc.*	200,000	1,364,000
Lakes Entertainment, Inc.*	94,500	230,580
Las Vegas Sands Corp.*	280,000	10,735,200
Marcus Corp.	437,000	4,348,150
Morgans Hotel Group Co.*	150,000	898,500
Nathan’s Famous, Inc.*	118,000	2,240,820
Orient-Express Hotels Ltd., Class A*	312,000	2,155,920
Peet’s Coffee & Tea, Inc.*	109,000	6,064,760
Penn National Gaming, Inc.*	100,000	3,329,000
Pinnacle Entertainment, Inc.*	300,000	2,724,000
Sonesta International Hotels Corp., Class A‡	355,800	6,724,620
Speedway Motorsports, Inc.	40,000	483,200
Wendy’s Co.	110,000	504,900

		93,277,013

Household Durables (0.6%)
Cavco Industries, Inc.*	107,500	3,702,300
Harman International Industries, Inc.	158,000	4,515,640
Nobility Homes, Inc.*	69,000	455,400
Skyline Corp.	164,500	1,570,975
SodaStream International Ltd.*	1,500	49,575

		10,293,890

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	575,000	1,334,000
Nutrisystem, Inc.	94,000	1,138,340

		2,472,340

Leisure Equipment & Products (0.3%)
Adams Golf, Inc.*	2,000	10,800
Brunswick Corp.	56,000	786,240
Eastman Kodak Co.*	315,000	245,732
Marine Products Corp.*	285,000	974,700
Universal Entertainment Corp.	120,000	3,571,852

		5,589,324

Media (4.3%)
Acme Communications, Inc.	221,000	154,700
AMC Networks, Inc., Class A*	80,000	2,556,000
Arbitron, Inc.	63,000	2,084,040
Beasley Broadcasting Group, Inc., Class A*‡	505,500	1,931,010
Belo Corp., Class A	205,000	1,002,450
Cablevision Systems Corp. - New York Group, Class A	310,000	4,876,300
Carmike Cinemas, Inc.*	162,400	1,073,464
Clear Channel Outdoor Holdings, Inc., Class A*	270,071	2,527,864
Crown Media Holdings, Inc., Class A*	95,000	135,850
Cumulus Media, Inc., Class A*	5	14
Discovery Communications, Inc., Class A*	12,000	451,440
Discovery Communications, Inc., Class C*	12,000	421,800
DISH Network Corp., Class A*	20,000	501,200
Emmis Communications Corp., Class A*	90,000	60,300
EW Scripps Co., Class A*	359,000	2,513,000
Fisher Communications, Inc.*	337,000	7,528,580
Global Sources Ltd.*	260,000	1,760,200
Gray Television, Inc.*	780,000	1,216,800
Grupo Televisa S.A.B. (ADR)	110,000	2,022,900
Il Sole 24 Ore S.p.A.*	1,020,000	1,050,972
Imax Corp.*	40,000	579,200
Interpublic Group of Cos., Inc.	900,000	6,480,000
Journal Communications, Inc., Class A*	1,085,000	3,222,450
LIN TV Corp., Class A*	512,000	1,116,160
Live Nation Entertainment, Inc.*	1,160,061	9,292,089
Madison Square Garden Co., Class A*	585,000	13,338,000
Martha Stewart Living Omnimedia, Inc., Class A*	260,000	811,200
MDC Partners, Inc., Class A	7,000	100,940
Media General, Inc., Class A*	1,010,000	1,929,100
Meredith Corp.	60,000	1,358,400
Salem Communications Corp., Class A	640,001	1,465,602
SearchMedia Holdings Ltd.*	85,000	141,950
Sinclair Broadcast Group, Inc., Class A	225,000	1,613,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
World Wrestling Entertainment, Inc., Class A	20,000	$178,200

		75,495,425

Multiline Retail (0.3%)
99 Cents Only Stores*	105,000	1,934,100
Bon-Ton Stores, Inc.	560,000	2,783,200

		4,717,300

Specialty Retail (6.6%)
Aaron’s, Inc.	163,000	4,115,750
AutoNation, Inc.*	600,000	19,668,000
Barnes & Noble, Inc.	30,000	354,900
Bed Bath & Beyond, Inc.*	119,000	6,819,890
Big 5 Sporting Goods Corp.	208,035	1,264,853
Bowlin Travel Centers, Inc.*	76,000	116,280
Coldwater Creek, Inc.*	940,000	1,175,000
Collective Brands, Inc.*	168,000	2,177,280
Midas, Inc.*	550,000	4,510,000
Monro Muffler Brake, Inc.	66,000	2,176,020
O’Reilly Automotive, Inc.*	441,500	29,417,145
Penske Automotive Group, Inc.	490,000	7,840,000
PEP Boys-Manny, Moe & Jack	495,000	4,885,650
Pier 1 Imports, Inc.*	365,000	3,569,700
Sally Beauty Holdings, Inc.*	520,000	8,632,000
Teavana Holdings, Inc.*	5,000	101,700
Tractor Supply Co.	304,500	19,046,475

		115,870,643

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.*	110,000	2,751,100
Movado Group, Inc.	68,000	828,240
Wolverine World Wide, Inc.	25,000	831,250

		4,410,590

Total Consumer Discretionary		397,175,968

Consumer Staples (7.9%)
Beverages (0.6%)
Boston Beer Co., Inc., Class A*	78,000	5,670,600
Brown-Forman Corp., Class A	30,000	2,038,800
Brown-Forman Corp., Class B	3,025	212,173
Davide Campari-Milano S.p.A.	315,000	2,297,447

		10,219,020

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	299,792	13,085,921
Ingles Markets, Inc., Class A‡	705,000	10,039,200
United Natural Foods, Inc.*	93,000	3,444,720
Village Super Market, Inc., Class A	95,987	2,297,929
Weis Markets, Inc.	66,000	2,445,960
Winn-Dixie Stores, Inc.*	616,254	3,648,223

		34,961,953

Food Products (3.3%)
Bull-Dog Sauce Co., Ltd.	40,000	80,172
Corn Products International, Inc.	160,000	6,278,400
Dean Foods Co.*	75,000	665,250
Diamond Foods, Inc.	7,000	558,530
Feihe International, Inc.*	160,000	864,000
Flowers Foods, Inc.	48,000	934,080
Griffin Land & Nurseries, Inc.‡	300,022	7,704,565
Hain Celestial Group, Inc.*	230,000	7,026,500
J&J Snack Foods Corp.	50,000	2,402,500
John B. Sanfilippo & Son, Inc.*	2,000	15,960
Lifeway Foods, Inc.*	246,105	2,625,941
Ralcorp Holdings, Inc.*	54,000	4,142,340
Rock Field Co., Ltd.	200,000	3,369,602
Smart Balance, Inc.*	460,000	2,714,000
Snyders-Lance, Inc.	489,033	10,196,338
Tootsie Roll Industries, Inc.	355,350	8,571,042

		58,149,220

Household Products (1.0%)
Church & Dwight Co., Inc.	84,000	3,712,800
Energizer Holdings, Inc.*	56,000	3,720,640
Katy Industries, Inc.*‡	500,000	15,000
Oil-Dri Corp. of America‡	443,009	8,231,107
WD-40 Co.	45,000	1,792,800

		17,472,347

Personal Products (1.0%)
Elizabeth Arden, Inc.*	11,000	312,840
Revlon, Inc., Class A*	22,000	271,040
Schiff Nutrition International, Inc.*‡	1,280,000	14,182,400
United-Guardian, Inc.	153,000	2,282,760

		17,049,040

Total Consumer Staples		137,851,580

Energy (3.3%)
Energy Equipment & Services (3.2%)
Global Industries Ltd.*	80,000	633,600
Key Energy Services, Inc.*	90,000	854,100
Lufkin Industries, Inc.	250,000	13,302,500
Oceaneering International, Inc.	120,000	4,240,800
Rowan Cos., Inc.*	215,000	6,490,850
RPC, Inc.	1,833,300	29,919,456
Union Drilling, Inc.*	112,000	526,400

		55,967,706

Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	42,000	1,016,820
Voyager Oil & Gas, Inc.*	45,503	95,556

		1,112,376

Total Energy		57,080,082

Financials (4.3%)
Capital Markets (2.7%)
Artio Global Investors, Inc.	173,000	1,377,080
BKF Capital Group, Inc.*	51,800	67,340
Calamos Asset Management, Inc., Class A	110,000	1,101,100
Charles Schwab Corp.	260,000	2,930,200
Cohen & Steers, Inc.	344,071	9,892,041
Duff & Phelps Corp., Class A	75,000	799,500
Epoch Holding Corp.	460,000	6,242,200
GAM Holding AG*	265,000	3,311,993
Investment Technology Group, Inc.*	15,000	146,850
Janus Capital Group, Inc.	1,015,000	6,090,000
KBW, Inc.	115,000	1,585,850
KKR & Co. (Guernsey) LP	150,000	1,560,000
Legg Mason, Inc.	30,000	771,300
Medallion Financial Corp.	75,000	697,500
Pzena Investment Management, Inc., Class A	14,000	45,920
SWS Group, Inc.	315,000	1,477,350
Waddell & Reed Financial, Inc., Class A	354,000	8,853,540

		46,949,764

Commercial Banks (0.5%)
Fidelity Southern Corp.	27,005	175,532
Hudson Valley Holding Corp.	110,000	1,917,300
Nara Bancorp, Inc.*	600,000	3,642,000
Sterling Bancorp/New York	295,000	2,141,700

		7,876,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
Discover Financial Services	170,000	$3,899,800

Insurance (0.2%)
Alleghany Corp.*	3,395	979,458
Argo Group International Holdings Ltd.	75,000	2,127,750

		3,107,208

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	5,667	313,102

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	14,060	110,371
Capital Properties, Inc., Class B(b)†	7,800	61,230
St. Joe Co.*	40,000	599,600

		771,201

Thrifts & Mortgage Finance (0.7%)
Capitol Federal Financial, Inc.	12,500	132,000
Crazy Woman Creek Bancorp, Inc.*	15,750	129,937
First Niagara Financial Group, Inc.	930,000	8,509,500
Flushing Financial Corp.	300,000	3,240,000

		12,011,437

Total Financials		74,929,044

Health Care (6.1%)
Biotechnology (0.5%)
Cepheid, Inc.*	215,000	8,348,450

Health Care Equipment & Supplies (3.7%)
Alere, Inc.*	10,000	196,500
Align Technology, Inc.*	67,000	1,016,390
AngioDynamics, Inc.*	100,000	1,314,000
Anika Therapeutics, Inc.*	8,000	44,000
ArthroCare Corp.*	169,000	4,862,130
Biolase Technology, Inc.*	129,282	387,846
Cantel Medical Corp.	57,500	1,214,400
CONMED Corp.*	80,000	1,840,800
Cooper Cos., Inc.	95,000	7,519,250
Cutera, Inc.*	515,085	3,667,405
Cynosure, Inc., Class A*	24,000	242,160
DENTSPLY International, Inc.	5,000	153,450
DexCom, Inc.*	55,000	660,000
DGT Holdings Corp.*	12,362	102,234
Exactech, Inc.*	210,018	2,957,053
Greatbatch, Inc.*	125,000	2,501,250
ICU Medical, Inc.*	18,500	680,800
IRIS International, Inc.*	416,000	3,731,520
Kensey Nash Corp.*	80,000	1,960,000
Kinetic Concepts, Inc.*	37,000	2,437,930
MAKO Surgical Corp.*	57,000	1,950,540
Neogen Corp.*	11,000	381,920
NuVasive, Inc.*	12,000	204,840
Orthofix International N.V.*	60,000	2,070,600
Palomar Medical Technologies, Inc.*	175,000	1,379,000
Quidel Corp.*	528,091	8,644,850
Rochester Medical Corp.*	154,000	1,173,480
RTI Biologics, Inc.*	30,000	98,700
STERIS Corp.	22,000	643,940
SurModics, Inc.*	155,018	1,410,664
Syneron Medical Ltd.*	30,000	297,300
Vascular Solutions, Inc.*	230,000	2,633,500
Wright Medical Group, Inc.*	200,000	3,576,000
Young Innovations, Inc.	59,000	1,681,500

		63,635,952

Health Care Providers & Services (1.5%)
American Dental Partners, Inc.*	115,000	1,110,900
Bio-Reference Labs, Inc.*	17,000	312,970
Chemed Corp.	258,000	14,179,680
Continucare Corp.*	115,000	733,700
Gentiva Health Services, Inc.*	325,000	1,794,000
Henry Schein, Inc.*	10,000	620,100
MWI Veterinary Supply, Inc.*	30,000	2,064,600
Owens & Minor, Inc.	120,000	3,417,600
Patterson Cos., Inc.	50,000	1,431,500
PSS World Medical, Inc.*	58,000	1,142,020
Universal American Corp.	10,000	100,600

		26,907,670

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.*	20,000	768,600

Pharmaceuticals (0.4%)
Allergan, Inc.	33,000	2,718,540
Heska Corp.*	20,000	172,400
Pain Therapeutics, Inc.*	510,000	2,427,600
Par Pharmaceutical Cos., Inc.*	27,000	718,740

		6,037,280

Total Health Care		105,697,952

Industrials (26.2%)
Aerospace & Defense (3.3%)
AAR Corp.	75,000	1,250,250
Astronics Corp.*	10,000	282,500
Astronics Corp., Class B*	3,860	106,343
Curtiss-Wright Corp.	855,000	24,649,650
Ducommun, Inc.	43,549	652,364
GenCorp, Inc.*	1,090,166	4,894,845
HEICO Corp.	40,625	2,000,375
Innovative Solutions & Support, Inc.*	30,500	147,315
Moog, Inc., Class A*	60,000	1,957,200
Moog, Inc., Class B*	30,900	1,022,790
Precision Castparts Corp.	102,000	15,856,920
Textron, Inc.	290,000	5,115,600

		57,936,152

Air Freight & Logistics (0.3%)
Park-Ohio Holdings Corp.*	470,000	5,644,700

Building Products (0.7%)
A.O. Smith Corp.	23,000	736,690
Fortune Brands Home & Security, Inc.*	20,000	248,000
Griffon Corp.*	1,225,000	10,020,500
Nortek, Inc.*	7,000	150,500

		11,155,690

Commercial Services & Supplies (2.9%)
ACCO Brands Corp.*	170,000	810,900
Brink’s Co.	400,064	9,325,492
Casella Waste Systems, Inc., Class A*	163,281	858,858
Covanta Holding Corp.	220,000	3,341,800
Garda World Security Corp., Class A*	210,000	1,442,886
KAR Auction Services, Inc.*	500,000	6,055,000
Loomis AB, Class B	345,000	4,036,938
M&F Worldwide Corp.*	11,000	270,820
McGrath RentCorp	6,000	142,740
Republic Services, Inc.	390,000	10,943,400
Rollins, Inc.	652,500	12,208,275
Swisher Hygiene, Inc.*	30,000	121,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.	22,500	$760,950
WCA Waste Corp.*	100,000	424,000

		50,743,559

Construction & Engineering (0.7%)
Furmanite Corp.*	550,000	2,975,500
Insituform Technologies, Inc., Class A*	80,000	926,400
Layne Christensen Co.*	360,000	8,316,000

		12,217,900

Electrical Equipment (3.7%)
AMETEK, Inc.	268,000	8,835,960
AZZ, Inc.	5,000	193,850
Belden, Inc.	50,000	1,289,500
Ener1, Inc.*	17,000	2,329
Franklin Electric Co., Inc.	130,000	4,716,400
GrafTech International Ltd.*	1,415,000	17,970,500
Magnetek, Inc.*	659,600	606,832
Rockwell Automation, Inc.	113,000	6,328,000
Roper Industries, Inc.	40,000	2,756,400
SL Industries, Inc.*	220,000	3,707,000
Thomas & Betts Corp.*	390,000	15,564,900
Woodward, Inc.	100,000	2,740,000

		64,711,671

Industrial Conglomerates (1.5%)
Raven Industries, Inc.	30,000	1,446,000
Standex International Corp.	135,000	4,202,550
Tredegar Corp.	943,326	13,989,524
Tyco International Ltd.	133,000	5,419,750

		25,057,824

Machinery (9.5%)
Albany International Corp., Class A	5,000	91,250
American Railcar Industries, Inc.*	21,000	322,980
Ampco-Pittsburgh Corp.	319,000	6,523,550
Astec Industries, Inc.*	117,000	3,425,760
Badger Meter, Inc.	43,000	1,243,990
Baldwin Technology Co., Inc., Class A*	461,000	539,370
CIRCOR International, Inc.	515,000	15,125,550
CLARCOR, Inc.	373,000	15,434,740
CNH Global N.V.*	730,000	19,155,200
Crane Co.	600,000	21,414,000
Donaldson Co., Inc.	112,000	6,137,600
Eastern Co.	18,894	344,816
Flowserve Corp.	34,000	2,516,000
Gorman-Rupp Co.	230,638	5,694,452
Graco, Inc.	150,000	5,121,000
Greenbrier Cos., Inc.*	115,000	1,339,750
IDEX Corp.	164,000	5,110,240
Interpump Group S.p.A.	350,000	1,986,125
Kaydon Corp.	3,500	100,380
Kennametal, Inc.	49,500	1,620,630
Key Technology, Inc.*	53,000	615,330
L.B. Foster Co., Class A	1,000	22,230
L.S. Starrett Co., Class A	205,058	2,214,627
Lincoln Electric Holdings, Inc.	116,000	3,365,160
Lindsay Corp.	77,000	4,142,600
Met-Pro Corp.	110,000	943,800
Middleby Corp.*	1,000	70,460
Mueller Industries, Inc.	8,000	308,720
Mueller Water Products, Inc., Class A	100,000	248,000
Navistar International Corp.*	200,000	6,424,000
Nordson Corp.	40,000	1,589,600
Robbins & Myers, Inc.	194,000	6,733,740
Tennant Co.	330,000	11,672,100
Terex Corp.*	83,000	851,580
Trinity Industries, Inc.	75,000	1,605,750
Twin Disc, Inc.	60,096	1,602,760
Valmont Industries, Inc.	10,000	779,400
Watts Water Technologies, Inc., Class A	360,000	9,594,000

		166,031,240

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	139,072	1,749,526
RailAmerica, Inc.*	46,079	600,409

		2,349,935

Trading Companies & Distributors (3.1%)
GATX Corp.	851,025	26,373,265
Kaman Corp.	734,000	20,441,900
National Patent Development Corp.*	264,000	382,800
Rush Enterprises, Inc., Class B*	515,521	6,016,130
United Rentals, Inc.*	80,000	1,347,200

		54,561,295

Transportation Infrastructure (0.4%)
BBA Aviation plc	1,850,102	4,802,361
Macquarie Infrastructure Co. LLC	100,000	2,244,000

		7,046,361

Total Industrials		457,456,327

Information Technology (7.2%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	91,000	1,522,430
Communications Systems, Inc.	140,000	1,820,000
EchoStar Corp., Class A*	30,000	678,300
Emulex Corp.*	50,000	320,000
Loral Space & Communications, Inc.*	8,000	400,800
Plantronics, Inc.	45,000	1,280,250
Sycamore Networks, Inc.	90,000	1,624,500

		7,646,280

Computers & Peripherals (2.1%)
ADPT Corp.*	900,000	2,412,000
Diebold, Inc.	600,000	16,506,000
Intermec, Inc.*	1,400,000	9,128,000
NCR Corp.*	380,000	6,418,200
Quantum Corp.*	85,000	153,850
Stratasys, Inc.*	43,000	797,220
TransAct Technologies, Inc.*	93,500	766,700

		36,181,970

Electronic Equipment, Instruments & Components (1.8%)
Anixter International, Inc.	6,000	284,640
CTS Corp.	940,600	7,647,078
Kemet Corp.*	75,000	536,250
Littelfuse, Inc.	125,000	5,026,250
Mercury Computer Systems, Inc.*	34,000	391,000
Methode Electronics, Inc.	200,000	1,486,000
MOCON, Inc.	7,000	110,635
Park Electrochemical Corp.	580,000	12,394,600
Trans-Lux Corp.*	60,000	4,800
Zygo Corp.*	340,000	3,930,400

		31,811,653

Internet Software & Services (0.6%)
AOL, Inc.*	40,000	480,000
EarthLink, Inc.	355,000	2,318,150
Internap Network Services Corp.*	263,010	1,294,009
Stamps.com, Inc.	110,000	2,248,400
ValueClick, Inc.*	210,000	3,267,600

		9,608,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.1%)
Edgewater Technology, Inc.*‡	686,165	$1,598,764

Office Electronics (0.4%)
Zebra Technologies Corp., Class A*	225,000	6,961,500

Semiconductors & Semiconductor Equipment (0.9%)
CSR plc (ADR)*	31,659	410,931
Cypress Semiconductor Corp.*	381,000	5,703,570
International Rectifier Corp.*	8,000	148,960
MoSys, Inc.*	10,000	36,600
Netlogic Microsystems, Inc.*	140,000	6,735,400
Sevcon, Inc.*‡	500,000	3,000,000
Trident Microsystems, Inc.*	400,000	208,000

		16,243,461

Software (0.9%)
FalconStor Software, Inc.*	285,000	832,200
GSE Systems, Inc.*	30,000	52,800
Mentor Graphics Corp.*	110,000	1,058,200
Take-Two Interactive Software, Inc.*	470,000	5,978,400
TiVo, Inc.*	482,000	4,501,880
Tyler Technologies, Inc.*	128,000	3,235,840

		15,659,320

Total Information Technology		125,711,107

Materials (8.1%)
Chemicals (5.5%)
A. Schulman, Inc.	25,000	424,750
Airgas, Inc.	12,000	765,840
Albemarle Corp.	23,000	929,200
Arch Chemicals, Inc.	128,000	6,005,760
Ashland, Inc.	127,000	5,605,780
Chemtura Corp.*	478,000	4,794,340
Core Molding Technologies, Inc.*	310,000	2,396,300
Cytec Industries, Inc.	6,000	210,840
Ferro Corp.*	2,327,170	14,312,096
FMC Corp.	10,000	691,600
H.B. Fuller Co.	370,000	6,741,400
Hawkins, Inc.	83,000	2,642,720
Huntsman Corp.	470,000	4,544,900
Material Sciences Corp.*	16,000	103,520
NewMarket Corp.	75,000	11,390,250
Olin Corp.	130,000	2,341,300
Omnova Solutions, Inc.*	730,000	2,613,400
Penford Corp.*	17,000	87,380
Quaker Chemical Corp.	5,000	129,600
Rockwood Holdings, Inc.*	99,000	3,335,310
Scotts Miracle-Gro Co., Class A	83,000	3,701,800
Sensient Technologies Corp.	310,000	10,090,500
Zep, Inc.	802,800	12,058,056

		95,916,642

Construction Materials (0.1%)
Texas Industries, Inc.	78,000	2,475,720

Containers & Packaging (1.3%)
Greif, Inc., Class A	142,000	6,090,380
Myers Industries, Inc.	1,277,075	12,962,311
Sonoco Products Co.	148,000	4,178,040

		23,230,731

Metals & Mining (1.1%)
Barrick Gold Corp.	20,000	933,000
Century Aluminum Co.*	50,000	447,000
Handy & Harman Ltd.*	300,000	3,027,000
Kinross Gold Corp.	20,000	295,600
Lynas Corp., Ltd.(b)*	250,000	252,650
Materion Corp.*	468,000	10,614,240
Molycorp, Inc.*	90,000	2,958,300

		18,527,790

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	32,000	1,787,840

Total Materials		141,938,723

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.3%)
AboveNet, Inc.	62,400	3,344,640
Cincinnati Bell, Inc.*	4,115,013	12,715,390
HickoryTech Corp.	56,000	538,720
New Ulm Telecom, Inc.	33,000	204,600
PAETEC Holding Corp.*	430,000	2,274,700
Verizon Communications, Inc.	80,000	2,944,000

		22,022,050

Wireless Telecommunication Services (0.8%)
Clearwire Corp., Class A*	80,000	186,400
Rogers Communications, Inc., Class B	200,000	6,842,000
U.S. Cellular Corp.*	100,000	3,965,000
VimpelCom Ltd. (ADR)	305,000	2,906,650

		13,900,050

Total Telecommunication Services		35,922,100

Utilities (9.4%)
Electric Utilities (4.4%)
Central Vermont Public Service Corp.	120,000	4,225,200
El Paso Electric Co.	732,000	23,489,880
FirstEnergy Corp.	10,000	449,100
Great Plains Energy, Inc.	500,000	9,650,000
Otter Tail Corp.	285,000	5,215,500
PNM Resources, Inc.	1,300,000	21,359,000
UniSource Energy Corp.	140,000	5,052,600
Westar Energy, Inc.	280,000	7,397,600

		76,838,880

Gas Utilities (2.1%)
Chesapeake Utilities Corp.	12,000	481,320
National Fuel Gas Co.	176,000	8,567,680
Oneok, Inc.	86,000	5,679,440
Southwest Gas Corp.	590,000	21,340,300

		36,068,740

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	350,000	3,416,000
Algonquin Power & Utilities Corp.	70,000	384,101
Ormat Technologies, Inc.	86,000	1,382,880

		5,182,981

Multi-Utilities (2.2%)
Black Hills Corp.	415,000	12,715,600
CH Energy Group, Inc.	265,000	13,825,050
NorthWestern Corp.	400,000	12,776,000

		39,316,650

Water Utilities (0.4%)
Cadiz, Inc.*	4,000	31,640
Pennichuck Corp.	93,000	2,602,140
SJW Corp.	180,000	3,918,600
York Water Co.	54,000	873,720

		7,426,100

Total Utilities		164,833,351

Total Common Stocks (97.3%) (Cost $1,537,134,588)		1,698,596,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc. 12.750%	1,000	$5,950

Total Preferred Stocks (0.0%) (Cost $6,528)		5,950

INVESTMENT COMPANY:
Investment Company (0.0%)
Ante5, Inc.* (Cost $14,788)	45,503	43,228

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20*	860,000	911,600

Total Health Care		911,600

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	490,000	4,900

Total Information Technology		4,900

Total Rights (0.1%) (Cost $1,880,993)		916,500

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	906

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/12*	125,000	18,763

Specialty Retail (0.0%)
Talbots, Inc., expiring 4/6/15*	325,000	34,385

Total Warrants (0.0%) (Cost $1,290,855)		54,054

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.0%)
U.S. Treasury Bills
0.02%, 12/29/11 (p)
(Cost $34,992,213)	$35,000,000	34,998,565

Total Short-Term Investments (2.0%) (Cost $34,992,213)		34,998,565

Total Investments (99.4%) (Cost $1,575,319,965)		1,734,614,531
Other Assets Less Liabilities (0.6%)		10,766,570

Net Assets (100%)		$1,745,381,101

*	Non-income producing.

†	Securities (totaling $66,130 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$2,653,570	$319,326	$—	$1,931,010	$—	$—
Canterbury Park Holding Corp.	2,496,057	13,889	—	2,028,305	—	—
Edgewater Technology, Inc.	1,410,000	270,259	—	1,598,764	—	—
Griffin Land & Nurseries, Inc.	8,969,972	660,420	—	7,704,565	87,607	—
Ingles Markets, Inc., Class A	12,867,898	650,293	—	10,039,200	340,429	—
Katy Industries, Inc.	762,000	3,990	164,310	15,000	—	(149,130)
Oil-Dri Corp. of America	9,440,557	74,924	—	8,231,107	216,209	—
Schiff Nutrition International, Inc.	11,577,000	42,575	—	14,182,400	—	—
Sevcon, Inc(a).	3,585,000	—	—	3,000,000	—	—
Sonesta International Hotels Corp., Class A	7,245,000	210,187	—	6,724,620	34,500	—

	$61,007,054	$2,245,863	$164,310	$55,454,971	$678,745	$(149,130)

(a)	Formerly known as Tech/Ops Sevcon, Inc.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$377,164,949	$20,011,019	$—	$397,175,968
Consumer Staples	129,806,599	8,044,981	—	137,851,580
Energy	57,080,082	—	—	57,080,082
Financials	70,935,071	3,932,743	61,230	74,929,044
Health Care	105,595,718	102,234	—	105,697,952
Industrials	443,256,928	14,199,399	—	457,456,327
Information Technology	121,183,877	4,527,230	—	125,711,107
Materials	141,686,073	252,650	—	141,938,723
Telecommunication Services	35,717,500	204,600	—	35,922,100
Utilities	164,833,351	—	—	164,833,351
Investment Companies
Investment Companies	43,228	—	—	43,228
Preferred Stocks
Consumer Staples	5,950	—	—	5,950
Rights
Health Care	—	911,600	—	911,600
Information Technology	—	—	4,900	4,900
Short-Term Investments	—	34,998,565	—	34,998,565
Warrants

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Discretionary	$—	$54,054	$—	$54,054

Total Assets	$1,647,309,326	$87,239,075	$66,130	$1,734,614,531

Total Liabilities	$—	$—	$—	$—

Total	$1,647,309,326	$87,239,075	$66,130	$1,734,614,531

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds- Consumer Discretionary	Investments in Rights – Information Technology	Investments in Common Stock- Consumer Staples
Balance as of 12/31/10	$111,870	$—	$5,500
Total gains or losses (realized/unrealized) included in earnings	1,130	4,900	450
Purchases	—	—	—
Sales	(113,000)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(5,590)

Balance as of 9/30/11	$—	$4.900	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$4,900	$—

	Investments in Common Stocks - Financials	Investments in Common Stocks - Industrials
Balance as of 12/31/10	$78,000	$54,600
Total gains or losses (realized/unrealized) included in earnings	(16,770)	39,236
Purchases	—	12,507
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(106,343)

Balance as of 9/30/11	$61,230	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$(16,770)	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$338,743,396
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$272,377,886

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,755,634
Aggregate gross unrealized depreciation	(252,307,886)

Net unrealized appreciation	$141,447,748

Federal income tax cost of investments	$1,593,166,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$214,920

Australia (2.3%)
Australia Government Bond
5.750%, 5/15/21	AUD	6,950,000	7,528,003
3.000%, 9/20/25		12,875,000	15,115,177
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		$500,000	549,222
5.250%, 12/15/15		200,000	229,075
6.500%, 4/1/19		250,000	307,206
General Electric Capital Australia Funding Pty Ltd.
6.000%, 3/15/19	AUD	800,000	750,116
Queensland Treasury Corp.
6.250%, 2/21/20		5,050,000	5,290,639
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	538,307
Westpac Banking Corp.
2.100%, 8/2/13		100,000	101,430
4.200%, 2/27/15		375,000	393,144
3.000%, 8/4/15		1,000,000	1,018,210
4.625%, 6/1/18		100,000	104,639

Total Australia			31,925,168

Austria (0.1%)
Oesterreichische Kontrollbank AG
1.750%, 3/11/13		750,000	762,095
4.500%, 3/9/15		100,000	111,503
4.875%, 2/16/16		200,000	229,842

Total Austria			1,103,440

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		500,000	613,124
Novartis Securities Investment Ltd.
5.125%, 2/10/19		1,000,000	1,180,454
Qtel International Finance Ltd.
4.750%, 2/16/21(b)(m)		600,000	599,250

Total Bermuda			2,392,828

Brazil (0.9%)
Federative Republic of Brazil
8.000%, 1/15/18		1,516,667	1,791,942
5.875%, 1/15/19		845,000	969,638
12.500%, 1/5/22	BRL	15,000,000	9,373,753

Total Brazil			12,135,333

Canada (3.5%)
Bank of Montreal
1.750%, 4/29/14		$400,000	404,954
Bank of Nova Scotia
3.400%, 1/22/15		1,000,000	1,052,360
2.900%, 3/29/16		300,000	311,942
Barrick Gold Finance Co.
4.875%, 11/15/14		1,100,000	1,197,758
Canada Housing Trust No. 1
3.350%, 12/15/20(b)§	CAD	11,700,000	11,810,535
Canadian Government Bond
2.500%, 9/1/13		8,050,000	7,918,253
2.375%, 9/10/14		$655,000	689,349
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		750,000	754,387
Canadian National Railway Co.
5.550%, 5/15/18		252,000	300,287
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	108,926
5.700%, 5/15/17		400,000	456,754
Cenovus Energy, Inc.
5.700%, 10/15/19		595,000	686,907
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	696,743
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	656,908
Hydro Quebec
2.000%, 6/30/16		300,000	306,167
8.400%, 1/15/22		200,000	292,847
Manulife Financial Corp.
3.400%, 9/17/15		600,000	610,485
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		800,000	832,718
Province of British Columbia
4.300%, 5/30/13		100,000	106,240
Province of New Brunswick
2.750%, 6/15/18		100,000	104,567
Province of Nova Scotia
5.125%, 1/26/17		500,000	586,616
Province of Ontario
4.375%, 2/15/13		200,000	210,061
1.375%, 1/27/14		1,500,000	1,516,668
4.100%, 6/16/14		1,445,000	1,563,535
4.500%, 2/3/15		400,000	443,260
2.700%, 6/16/15		250,000	262,710
6.250%, 6/16/15	NZD	11,100,000	9,083,836
4.750%, 1/19/16		$200,000	227,729
Province of Quebec
4.600%, 5/26/15		200,000	224,495
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		1,990,000	2,082,893
Rogers Communications, Inc.
6.800%, 8/15/18		400,000	485,091
Royal Bank of Canada
2.625%, 12/15/15		750,000	775,556
Suncor Energy, Inc.
6.100%, 6/1/18		500,000	583,083
Teck Resources Ltd.
3.150%, 1/15/17		200,000	201,175
3.850%, 8/15/17		50,000	52,686
4.500%, 1/15/21		200,000	203,358
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	825,348
Toronto-Dominion Bank
1.375%, 7/14/14		225,000	227,006
TransCanada PipeLines Ltd.
3.800%, 10/1/20		900,000	949,237

Total Canada			49,803,430

Cayman Islands (0.7%)
IPIC GMTN Ltd.
5.000%, 11/15/20(b)§		1,500,000	1,537,500
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	209,904
Petrobras International Finance Co.
3.875%, 1/27/16		250,000	248,000
7.875%, 3/15/19		700,000	812,000
5.750%, 1/20/20		3,880,000	4,027,440
Sable International Finance Ltd.
7.750%, 2/15/17(m)		750,000	727,500
Transocean, Inc.
4.950%, 11/15/15		850,000	895,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Vale Overseas Ltd.
6.250%, 1/11/16		$750,000	$811,875

Total Cayman Islands			9,269,402

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	104,396
Republic of Chile
5.500%, 1/15/13		100,000	105,222

Total Chile			209,618

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		175,000	203,875
Republic of Colombia
7.375%, 3/18/19		750,000	925,125

Total Colombia			1,129,000

Czech Republic (0.8%)
Czech Republic Government Bond
5.000%, 4/11/19	CZK	183,500,000	11,348,074

Denmark (1.5%)
Kingdom of Denmark
4.000%, 11/15/17	DKK	99,375,000	20,515,142

Finland (0.0%)
Nokia Oyj
5.375%, 5/15/19		$125,000	121,925

France (3.5%)
BNP Paribas S.A.
3.500%, 3/7/16	EUR	1,500,000	2,000,686
Caisse d’Amortissement de la Dette Sociale
4.250%, 4/25/20		2,400,000	3,559,901
3.375%, 4/25/21		2,200,000	3,050,897
Casino Guichard Perrachon S.A.
4.726%, 5/26/21		1,600,000	2,037,256
Dexia Municipal Agency S.A.
5.750%, 2/7/12	AUD	1,500,000	1,450,514
France Government Bond
2.500%, 10/25/20	EUR	12,700,000	16,992,705
France Government Treasury Note
2.000%, 7/12/15		6,750,000	9,203,379
2.250%, 2/25/16		2,500,000	3,437,464
France Telecom S.A.
4.375%, 7/8/14		$500,000	533,535
Sanofi S.A.
1.625%, 3/28/14		350,000	355,845
4.000%, 3/29/21		250,000	271,188
Total Capital S.A.
3.000%, 6/24/15		250,000	264,277
3.125%, 10/2/15		400,000	424,645
4.875%, 1/28/19	EUR	2,000,000	3,029,812
4.450%, 6/24/20		$200,000	223,594
Veolia Environnement S.A.
4.375%, 1/16/17	EUR	2,147,000	3,004,313

Total France			49,840,011

Germany (5.0%)
Bayerische Landesbank
1.875%, 6/30/14		4,200,000	5,659,659
Bundesobligation
3.500%, 4/12/13		8,450,000	11,836,441
Deutsche Bank AG/London
4.875%, 5/20/13		$1,700,000	1,756,865
6.000%, 9/1/17		750,000	826,185
Dexia Kommunalbank Deutschland AG
3.500%, 6/5/14	EUR	7,500,000	10,260,311
Eurohypo AG
3.750%, 3/24/14		7,500,000	10,474,557
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13		$1,000,000	1,017,014
3.250%, 3/15/13		1,250,000	1,298,665
1.375%, 1/13/14		1,000,000	1,015,459
3.500%, 3/10/14		1,600,000	1,709,058
1.500%, 4/4/14		500,000	510,786
4.125%, 10/15/14		400,000	432,102
4.375%, 7/21/15		800,000	900,120
2.625%, 2/16/16		2,300,000	2,446,197
2.250%, 9/21/17	EUR	3,100,000	4,202,948
3.875%, 1/21/19		2,800,000	4,149,909
6.250%, 12/4/19	AUD	2,250,000	2,324,832
2.750%, 9/8/20		$2,000,000	2,072,552
Landesbank Baden-Wuerttemberg
1.750%, 1/17/14	EUR	4,200,000	5,649,126
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$300,000	309,875
5.125%, 2/1/17		500,000	590,089
Styrolution GmbH
7.625%, 5/15/16(b)§	EUR	400,000	388,528
UPC Germany GmbH
9.625%, 12/1/19(m)		680,000	879,144

Total Germany			70,710,422

Hungary (0.0%)
Republic of Hungary
6.250%, 1/29/20		$500,000	485,000
6.375%, 3/29/21		200,000	194,600

Total Hungary			679,600

Ireland (0.3%)
Ardagh Glass Finance plc
8.750%, 2/1/20(m)	EUR	750,000	773,706
GE Capital European Funding
4.125%, 10/27/16		1,432,000	1,947,376
Smurfit Kappa Acquisitions
7.250%, 11/15/17(m)		700,000	881,556
7.750%, 11/15/19(b)(m)		200,000	255,892
XL Group plc
5.250%, 9/15/14		$400,000	416,480

Total Ireland			4,275,010

Italy (0.2%)
Republic of Italy
4.375%, 6/15/13		300,000	300,815
2.125%, 9/16/13		300,000	288,181
4.500%, 1/21/15		500,000	494,177
4.750%, 1/25/16		200,000	195,065
5.250%, 9/20/16		1,000,000	993,609

Total Italy			2,271,847

Japan (0.1%)
Japan Finance Corp.
2.500%, 1/21/16		200,000	209,269
2.500%, 5/18/16		300,000	313,224
Nomura Holdings, Inc.
5.000%, 3/4/15		175,000	183,384
4.125%, 1/19/16		150,000	152,214
6.700%, 3/4/20		500,000	562,229
ORIX Corp.
5.000%, 1/12/16		125,000	129,120

Total Japan			1,549,440

Luxembourg (0.4%)
ArcelorMittal S.A.
5.375%, 6/1/13		400,000	408,163
3.750%, 3/1/16		300,000	275,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
6.125%, 6/1/18		$895,000	$864,007
Covidien International Finance S.A.
6.000%, 10/15/17		500,000	593,724
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18	EUR	700,000	750,260
Telecom Italia Capital S.A.
5.250%, 11/15/13		$500,000	488,738
5.250%, 10/1/15		600,000	572,029
Tyco Electronics Group S.A.
6.550%, 10/1/17		200,000	235,084
Tyco International Finance S.A.
4.125%, 10/15/14		500,000	531,548
Zinc Capital S.A.
8.875%, 5/15/18(b)§	EUR	700,000	712,747

Total Luxembourg			5,432,151

Mexico (1.0%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	110,000
5.000%, 3/30/20		550,000	580,800
United Mexican States
6.375%, 1/16/13		400,000	423,000
5.625%, 1/15/17		750,000	835,500
5.125%, 1/15/20		1,000,000	1,082,500
8.500%, 11/18/38	MXN	142,100,000	11,048,859

Total Mexico			14,080,659

Netherlands (2.9%)
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,581,938
BMW Finance N.V.
4.000%, 9/17/14		2,600,000	3,648,698
British American Tobacco Holdings B.V.
4.875%, 2/24/21		2,100,000	3,032,386
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	422,431
4.875%, 7/8/14		200,000	213,305
5.750%, 3/23/16		200,000	220,210
Diageo Finance B.V.
5.300%, 10/28/15		400,000	451,303
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,279,186
HeidelbergCement Finance B.V.
8.500%, 10/31/19		560,000	720,250
MDC-GMTN B.V.
5.500%, 4/20/21(b)§		$850,000	888,067
Netherlands Government Bond
4.250%, 7/15/13	EUR	9,650,000	13,716,974
2.500%, 1/15/17		5,600,000	7,832,339
New World Resources N.V.
7.375%, 5/15/15(m)		730,000	841,095
Rabobank Nederland N.V.
1.850%, 1/10/14		$175,000	176,927
Shell International Finance B.V.
4.000%, 3/21/14		810,000	873,082
4.300%, 9/22/19		750,000	842,440
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14		700,000	707,303
VimpelCom Holdings B.V.
7.504%, 3/1/22(b) §		500,000	402,500
Ziggo Bond Co. B.V.
8.000%, 5/15/18§	EUR	425,000	548,041

Total Netherlands			40,398,475

New Zealand (0.4%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	6,700,000	5,669,954

Norway (1.5%)
Eksportfinans ASA
5.500%, 5/25/16		$540,000	633,704
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	4,785,431
4.250%, 5/19/17		30,100,000	5,741,423
3.750%, 5/25/21		50,500,000	9,594,432
Statoil ASA
3.125%, 8/17/17		$100,000	105,924
5.250%, 4/15/19		750,000	884,634

Total Norway			21,745,548

Peru (0.3%)
Banco de Credito del Peru/Panama
4.750%, 3/16/16		3,000,000	2,895,000
Republic of Peru
7.125%, 3/30/19		555,000	670,163

Total Peru			3,565,163

Poland (0.8%)
Republic of Poland
5.000%, 10/19/15		100,000	105,500
6.375%, 7/15/19		600,000	660,000
5.250%, 10/25/20	PLN	36,600,000	10,583,761

Total Poland			11,349,261

Slovenia (0.2%)
Slovenia Government Bond
4.625%, 9/9/24	EUR	2,400,000	3,054,630

South Africa (0.6%)
Republic of South Africa
6.500%, 6/2/14		$100,000	110,750
6.750%, 3/31/21	ZAR	61,650,000	6,835,992
Savcio Holdings Pty Ltd.
8.000%, 2/15/13(m)	EUR	345,000	436,792
Transnet Ltd.
4.500%, 2/10/16(b)§		$800,000	822,039

Total South Africa			8,205,573

South Korea (1.0%)
Export-Import Bank of Korea
5.875%, 1/14/15		1,200,000	1,275,996
Korea Development Bank
5.750%, 9/10/13		100,000	105,981
3.250%, 3/9/16		400,000	385,598
Korea Treasury Bond
3.750%, 6/10/13	KRW	6,250,000,000	5,320,742
5.250%, 3/10/27		6,241,500,000	6,012,269
Republic of Korea
4.250%, 6/1/13		$400,000	412,563

Total South Korea			13,513,149

Spain (0.1%)
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		400,000	374,854
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		400,000	394,638
6.421%, 6/20/16		900,000	922,715
5.462%, 2/16/21		250,000	237,395

Total Spain			1,929,602

Supranational (3.4%)
Asian Development Bank
0.875%, 6/10/14		300,000	302,526
2.625%, 2/9/15		2,165,000	2,297,901
Eurofima
6.250%, 12/28/18	AUD	5,480,000	5,620,640
European Bank for Reconstruction & Development
1.625%, 9/3/15		$350,000	353,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
European Investment Bank
1.625%, 3/15/13		$1,000,000	$1,015,436
4.250%, 7/15/13		1,400,000	1,490,370
1.250%, 2/14/14		500,000	507,150
3.000%, 4/8/14		705,000	744,560
1.500%, 5/15/14		500,000	510,226
4.625%, 5/15/14		500,000	549,910
3.125%, 6/4/14		2,000,000	2,125,144
6.500%, 9/10/14	NZD	4,800,000	3,922,122
1.625%, 9/1/15		$500,000	511,591
4.625%, 10/20/15		1,400,000	1,595,201
4.875%, 2/16/16		300,000	346,912
2.500%, 5/16/16		625,000	660,839
5.125%, 9/13/16		200,000	235,923
6.125%, 1/23/17	AUD	2,360,000	2,399,557
5.125%, 5/30/17		$1,000,000	1,189,888
4.750%, 10/15/17	EUR	6,800,000	10,372,076
4.000%, 2/16/21		$250,000	284,305
Inter-American Development Bank
1.750%, 10/22/12		1,000,000	1,014,393
3.000%, 4/22/14		500,000	530,312
2.250%, 7/15/15		500,000	523,527
5.125%, 9/13/16		525,000	617,983
1.750%, 8/24/18		400,000	402,020
3.875%, 2/14/20		250,000	286,995
International Bank for Reconstruction & Development
1.750%, 7/15/13		1,000,000	1,024,438
2.375%, 5/26/15		500,000	527,291
2.125%, 3/15/16		1,000,000	1,044,835
3.875%, 5/20/19	EUR	2,100,000	3,110,417
7.625%, 1/19/23		$500,000	743,191
International Finance Corp.
3.000%, 4/22/14		1,250,000	1,310,988

Total Supranational			48,172,525

Sweden (1.5%)
Sweden Government Bond
4.500%, 8/12/15	SEK	127,500,000	20,780,641

Switzerland (0.4%)
Credit Suisse AG/New York
5.000%, 5/15/13		$750,000	775,146
5.500%, 5/1/14		800,000	845,716
4.375%, 8/5/20		1,500,000	1,451,516
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49(l)		250,000	196,250
UBS AG/Connecticut
3.875%, 1/15/15		500,000	497,895
5.875%, 7/15/16		500,000	514,965
5.875%, 12/20/17		200,000	205,806
4.875%, 8/4/20		750,000	722,170
Weatherford International Ltd.
5.500%, 2/15/16		425,000	462,887
9.625%, 3/1/19		400,000	516,806

Total Switzerland			6,189,157

United Kingdom (2.0%)
AstraZeneca plc
5.400%, 6/1/14		100,000	111,730
5.900%, 9/15/17		200,000	238,953
BAA Funding Ltd.
4.600%, 2/15/18	EUR	1,501,000	1,970,082
Barclays Bank plc
2.375%, 1/13/14		$175,000	171,150
5.200%, 7/10/14		750,000	767,009
5.140%, 10/14/20		1,000,000	810,935
BP Capital Markets plc
5.250%, 11/7/13		590,000	635,274
3.125%, 10/1/15		800,000	826,623
3.200%, 3/11/16		400,000	417,011
4.500%, 10/1/20		100,000	108,313
British Telecommunications plc
5.950%, 1/15/18		300,000	333,615
Diageo Capital plc
5.500%, 9/30/16		300,000	344,552
Ensco plc
3.250%, 3/15/16		300,000	304,621
Exova Ltd.
10.500%, 10/15/18(b)§	GBP	650,000	907,174
HSBC Holdings plc
5.100%, 4/5/21		$400,000	411,900
Infinis plc
9.125%, 12/15/14(m)	GBP	375,000	578,927
Lloyds TSB Bank plc
4.875%, 1/21/16		$500,000	492,874
6.375%, 1/21/21		2,300,000	2,267,627
Marks & Spencer plc
6.250%, 12/1/17(m)		750,000	858,044
National Grid plc
5.000%, 7/2/18	EUR	1,400,000	2,068,172
Nationwide Building Society
3.750%, 1/20/15		1,100,000	1,468,797
Royal Bank of Scotland Group plc
5.000%, 11/12/13		$100,000	94,660
5.000%, 10/1/14		200,000	186,234
4.875%, 3/16/15		500,000	489,557
Royal Bank of Scotland plc
5.625%, 8/24/20		200,000	193,170
6.125%, 1/11/21		2,500,000	2,471,413
Tesco plc
5.875%, 9/12/16	EUR	1,550,000	2,388,881
United Utilities Water plc
4.250%, 1/24/20		1,000,000	1,428,208
Virgin Media Finance plc
8.875%, 10/15/19	GBP	575,000	939,246
Virgin Media Secured Finance plc
6.500%, 1/15/18		$100,000	106,250
Vodafone Group plc
5.000%, 12/16/13		400,000	431,460
4.150%, 6/10/14		260,000	279,326
6.250%, 1/15/16	EUR	900,000	1,381,999
2.875%, 3/16/16		$150,000	153,319
5.450%, 6/10/19		550,000	644,765
William Hill plc
7.125%, 11/11/16	GBP	600,000	921,605

Total United Kingdom			28,203,476

United States (62.0%)
Abbott Laboratories, Inc.
2.700%, 5/27/15		$500,000	524,870
5.875%, 5/15/16		400,000	470,876
5.125%, 4/1/19		400,000	471,664
ACE INA Holdings, Inc.
5.875%, 6/15/14		300,000	331,937
2.600%, 11/23/15		750,000	758,575
Aetna, Inc.
6.000%, 6/15/16		400,000	461,096
Alcoa, Inc.
6.150%, 8/15/20		250,000	253,245
5.400%, 4/15/21		350,000	339,159
5.870%, 2/23/22		200,000	197,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Allstate Corp.
7.500%, 6/15/13	$300,000	$327,321
7.450%, 5/16/19	400,000	488,965
6.125%, 5/15/37(l)	115,000	103,356
Allstate Life Global Funding Trusts
5.375%, 4/30/13	450,000	476,914
Altria Group, Inc.
9.700%, 11/10/18	400,000	530,076
9.250%, 8/6/19	800,000	1,048,644
American Electric Power Co., Inc.
5.250%, 6/1/15	100,000	110,847
American Express Co.
4.875%, 7/15/13	1,200,000	1,260,271
7.000%, 3/19/18	525,000	621,089
8.125%, 5/20/19	470,000	593,193
6.800%, 9/1/66(l)	170,000	164,688
American Express Credit Corp.
2.750%, 9/15/15	700,000	703,436
American International Group, Inc.
5.050%, 10/1/15	100,000	97,855
5.600%, 10/18/16	200,000	197,858
5.850%, 1/16/18	500,000	495,350
8.250%, 8/15/18	750,000	831,335
American Tower Corp.
5.050%, 9/1/20	300,000	299,390
Ameriprise Financial, Inc.
5.300%, 3/15/20	500,000	552,668
Amgen, Inc.
2.300%, 6/15/16	300,000	307,157
3.450%, 10/1/20	500,000	515,301
Anadarko Petroleum Corp.
5.950%, 9/15/16	750,000	820,349
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19	100,000	112,639
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	125,890
5.375%, 11/15/14	1,500,000	1,676,106
7.750%, 1/15/19	250,000	324,672
6.875%, 11/15/19	2,700,000	3,435,255
5.375%, 1/15/20	750,000	873,815
4.375%, 2/15/21	125,000	138,095
Aon Corp.
5.000%, 9/30/20	300,000	325,096
Apache Corp.
5.625%, 1/15/17	225,000	265,183
Applied Materials, Inc.
4.300%, 6/15/21	400,000	416,796
Associates Corp. of North America
6.950%, 11/1/18	100,000	110,689
AT&T, Inc.
4.850%, 2/15/14	750,000	806,280
5.100%, 9/15/14	500,000	549,101
2.950%, 5/15/16	250,000	257,975
5.625%, 6/15/16	100,000	114,004
5.500%, 2/1/18	420,000	484,798
5.800%, 2/15/19	500,000	585,424
3.875%, 8/15/21	300,000	308,598
Atmos Energy Corp.
8.500%, 3/15/19	350,000	472,612
AutoZone, Inc.
4.000%, 11/15/20	250,000	250,409
AvalonBay Communities, Inc.
6.125%, 11/1/12	275,000	287,227
Baltimore Gas & Electric Co.
5.900%, 10/1/16	500,000	575,521
Bank of America Corp.
4.875%, 1/15/13	300,000	298,955
7.375%, 5/15/14	1,500,000	1,546,547
4.750%, 8/1/15	300,000	288,640
5.250%, 12/1/15	400,000	369,831
3.750%, 7/12/16	150,000	136,472
5.625%, 10/14/16	300,000	288,298
5.650%, 5/1/18	2,690,000	2,554,243
7.625%, 6/1/19	500,000	525,208
5.625%, 7/1/20	500,000	460,531
Bank of America N.A.
5.300%, 3/15/17	400,000	361,264
Bank of New York Mellon Corp.
5.125%, 8/27/13	200,000	215,269
4.300%, 5/15/14	500,000	539,480
4.150%, 2/1/21	500,000	530,219
Bank One Corp.
5.250%, 1/30/13	100,000	103,684
Baxter International, Inc.
4.625%, 3/15/15	100,000	111,171
5.375%, 6/1/18	600,000	703,017
BB&T Corp.
4.750%, 10/1/12	100,000	103,057
2.050%, 4/28/14	500,000	505,232
3.200%, 3/15/16	500,000	510,683
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	215,684
5.300%, 10/30/15	100,000	107,959
4.650%, 7/2/18	200,000	209,774
BellSouth Corp.
5.200%, 9/15/14	300,000	329,411
Berkshire Hathaway Finance Corp.
4.600%, 5/15/13	500,000	527,172
4.850%, 1/15/15	1,030,000	1,138,962
Best Buy Co., Inc.
3.750%, 3/15/16	150,000	145,405
Black & Decker Corp.
4.750%, 11/1/14	100,000	109,192
Block Financial LLC
7.875%, 1/15/13	100,000	104,791
Boeing Capital Corp.
2.900%, 8/15/18	500,000	516,558
Boeing Co.
1.875%, 11/20/12	500,000	505,059
5.000%, 3/15/14	425,000	466,295
Boston Properties LP
5.625%, 11/15/20	265,000	285,058
Boston Properties, Inc.
5.000%, 6/1/15	340,000	364,119
Boston Scientific Corp.
4.500%, 1/15/15	200,000	208,985
Bottling Group LLC
4.625%, 11/15/12	200,000	208,945
6.950%, 3/15/14	500,000	571,768
Bristol-Myers Squibb Co.
5.250%, 8/15/13	700,000	756,384
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	410,821
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	235,623
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	100,000	106,888
Campbell Soup Co.
4.875%, 10/1/13	100,000	107,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Capital One Bank USA N.A.
8.800%, 7/15/19	$500,000	$589,058
Capital One Financial Corp.
7.375%, 5/23/14	300,000	335,098
2.125%, 7/15/14	125,000	123,754
5.250%, 2/21/17	200,000	211,702
Caterpillar Financial Services Corp.
1.550%, 12/20/13	450,000	455,746
6.125%, 2/17/14	900,000	1,004,137
1.650%, 4/1/14	200,000	202,654
1.375%, 5/20/14	200,000	201,118
5.500%, 3/15/16	200,000	231,118
7.150%, 2/15/19	160,000	205,657
Caterpillar, Inc.
1.375%, 5/27/14	200,000	201,335
CBS Corp.
5.750%, 4/15/20	250,000	275,123
Celgene Corp.
3.950%, 10/15/20	250,000	253,261
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	600,000	672,913
8.500%, 11/15/18	500,000	666,271
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	172,000	176,881
CenturyLink, Inc.
5.150%, 6/15/17	150,000	140,828
Charles Schwab Corp.
4.950%, 6/1/14	500,000	546,405
Chevron Corp.
3.950%, 3/3/14	800,000	861,691
Chubb Corp.
6.375%, 3/29/67(l)	250,000	242,188
CIGNA Corp.
4.500%, 3/15/21	500,000	517,979
Cintas Corp. No. 2
2.850%, 6/1/16	300,000	309,278
Cisco Systems, Inc.
1.625%, 3/14/14	250,000	254,258
5.500%, 2/22/16	540,000	622,605
4.450%, 1/15/20	750,000	829,277
Citigroup Funding, Inc.
2.250%, 12/10/12	5,000,000	5,109,179
Citigroup, Inc.
5.500%, 4/11/13	1,000,000	1,029,226
5.500%, 10/15/14	1,500,000	1,558,424
4.587%, 12/15/15	1,000,000	1,026,762
5.300%, 1/7/16	1,000,000	1,039,310
5.850%, 8/2/16	200,000	213,832
6.125%, 11/21/17	1,000,000	1,068,572
8.500%, 5/22/19	500,000	603,910
5.375%, 8/9/20	100,000	103,602
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	439,451
CNA Financial Corp.
5.875%, 8/15/20	150,000	154,125
Coca-Cola Co.
0.750%, 11/15/13	600,000	599,071
1.800%, 9/1/16§	200,000	200,578
3.150%, 11/15/20	450,000	464,485
Colgate-Palmolive Co.
1.250%, 5/1/14	400,000	404,594
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	800,000	878,968
9.455%, 11/15/22	100,000	144,285
Comcast Corp.
5.300%, 1/15/14	510,000	552,890
5.900%, 3/15/16	200,000	228,813
6.500%, 1/15/17	400,000	469,807
Comerica, Inc.
4.800%, 5/1/15	100,000	103,180
Commonwealth Edison Co.
6.150%, 9/15/17	600,000	704,044
3.400%, 9/1/21	400,000	400,730
ConocoPhillips
4.750%, 10/15/12	200,000	207,857
4.600%, 1/15/15	580,000	635,374
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	200,000	213,693
Consolidated Edison Co. of New York, Inc.
Series 02-B
4.875%, 2/1/13	100,000	105,071
Series 05-C
5.375%, 12/15/15	455,000	518,482
Series 08-A
5.850%, 4/1/18	600,000	724,578
Consumers Energy Co.
6.700%, 9/15/19	250,000	316,404
Corning, Inc.
4.250%, 8/15/20	150,000	158,760
Costco Wholesale Corp.
5.500%, 3/15/17	400,000	473,052
COX Communications, Inc.
5.450%, 12/15/14	200,000	221,453
5.500%, 10/1/15	500,000	557,656
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	100,000	104,780
Credit Suisse USA, Inc.
5.850%, 8/16/16	200,000	219,830
CRH America, Inc.
6.000%, 9/30/16	300,000	321,306
CSX Corp.
7.375%, 2/1/19	510,000	646,149
CVS Caremark Corp.
5.750%, 6/1/17	750,000	860,808
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	329,375
Danaher Corp.
2.300%, 6/23/16	250,000	256,105
3.900%, 6/23/21	100,000	107,556
Deere & Co.
6.950%, 4/25/14	300,000	343,955
4.375%, 10/16/19	600,000	677,756
Dell, Inc.
2.100%, 4/1/14	250,000	255,080
5.875%, 6/15/19	500,000	569,412
Detroit Edison Co.
3.450%, 10/1/20	250,000	257,254
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	101,320
Devon Energy Corp.
4.000%, 7/15/21	300,000	312,604
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	350,000	379,190
3.125%, 2/15/16	100,000	101,744
3.500%, 3/1/16	800,000	825,459
4.600%, 2/15/21	500,000	513,454
Discover Bank/Delaware
7.000%, 4/15/20	250,000	264,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Discovery Communications LLC
5.050%, 6/1/20		$300,000	$327,935
4.375%, 6/15/21		100,000	103,326
Dominion Resources, Inc.
5.000%, 12/1/14		300,000	329,624
8.875%, 1/15/19		637,000	849,045
Dover Corp.
4.300%, 3/1/21		250,000	278,669
Dow Chemical Co.
6.000%, 10/1/12		200,000	209,128
7.600%, 5/15/14		700,000	795,040
8.550%, 5/15/19		600,000	768,576
4.250%, 11/15/20		250,000	251,343
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16		150,000	154,895
DTE Energy Co.
6.350%, 6/1/16		340,000	391,556
Duke Energy Carolinas LLC
7.000%, 11/15/18		224,000	286,300
Duke Energy Corp.
5.050%, 9/15/19		835,000	940,846
Duke Energy Indiana, Inc.
3.750%, 7/15/20		100,000	106,319
Duke Realty LP
5.950%, 2/15/17		500,000	523,784
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		400,000	459,182
6.000%, 7/15/18		750,000	913,842
eBay, Inc.
3.250%, 10/15/20		100,000	99,395
Edison International
3.750%, 9/15/17		250,000	253,351
Eli Lilly and Co.
5.200%, 3/15/17		600,000	696,285
Embarq Corp.
6.738%, 6/1/13		250,000	259,808
7.082%, 6/1/16		100,000	103,516
Energy Transfer Partners LP
4.650%, 6/1/21		600,000	569,551
Entergy Corp.
5.125%, 9/15/20		300,000	308,597
Enterprise Products Operating LLC
5.600%, 10/15/14		2,220,000	2,429,794
EOG Resources, Inc.
5.875%, 9/15/17		500,000	589,705
5.625%, 6/1/19		75,000	88,779
4.100%, 2/1/21		200,000	213,936
ERP Operating LP
5.250%, 9/15/14		255,000	274,949
Exelon Corp.
4.900%, 6/15/15		200,000	216,478
Expedia, Inc.
5.950%, 8/15/20		150,000	150,725
Express Scripts, Inc.
3.125%, 5/15/16		500,000	504,855
Federal Farm Credit Bank
4.875%, 1/17/17		1,020,000	1,193,983
Federal Home Loan Bank
4.000%, 9/6/13		2,000,000	2,135,088
3.625%, 10/18/13		2,700,000	2,873,270
5.250%, 6/5/17		3,800,000	4,541,622
Federal Home Loan Mortgage Corp.
0.375%, 11/30/12		2,000,000	2,001,416
4.125%, 12/21/12		830,000	867,986
0.875%, 10/28/13		8,000,000	8,070,160
0.375%, 10/30/13		15,000,000	14,976,779
4.875%, 11/15/13		4,100,000	4,486,261
5.125%, 11/17/17		3,610,000	4,343,974
Federal National Mortgage Association
0.500%, 10/30/12		1,500,000	1,504,263
3.625%, 2/12/13		5,000,000	5,216,325
1.500%, 6/26/13		4,390,000	4,472,962
0.500%, 8/9/13		5,000,000	5,005,095
1.000%, 9/23/13		5,000,000	5,050,305
1.450%, 1/24/14		14,500,000	14,549,633
3.000%, 9/16/14		2,330,000	2,491,879
4.625%, 10/15/14		1,000,000	1,118,211
2.625%, 11/20/14		5,000,000	5,299,665
4.375%, 10/15/15		900,000	1,020,789
3.000%, 9/1/16		7,300,000	7,372,722
5.375%, 6/12/17		4,300,000	5,214,808
FIA Card Services N.A.
7.125%, 11/15/12		100,000	101,705
Fifth Third Bancorp
3.625%, 1/25/16		150,000	152,492
Financing Corp. Fico
9.800%, 4/6/18		400,000	594,506
Fiserv, Inc.
4.750%, 6/15/21		600,000	624,664
Florida Power & Light Co.
4.850%, 2/1/13		100,000	104,970
Fortune Brands, Inc.
5.375%, 1/15/16		72,000	79,425
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		600,000	643,500
Gap, Inc.
5.950%, 4/12/21		150,000	141,088
General Dynamics Corp.
4.250%, 5/15/13		100,000	105,620
3.875%, 7/15/21		350,000	380,477
General Electric Capital Corp.
2.800%, 1/8/13		500,000	508,607
1.875%, 9/16/13		1,400,000	1,406,435
5.900%, 5/13/14		750,000	819,918
7.625%, 12/10/14	NZD	1,000,000	827,371
4.875%, 3/4/15		$300,000	320,348
2.250%, 11/9/15		1,000,000	988,472
5.000%, 1/8/16		100,000	107,943
5.400%, 2/15/17		300,000	327,047
5.625%, 9/15/17		1,100,000	1,206,630
5.300%, 2/11/21		700,000	726,181
6.375%, 11/15/67(l)		575,000	540,500
General Electric Co.
5.000%, 2/1/13		700,000	733,131
5.250%, 12/6/17		750,000	833,298
General Mills, Inc.
1.550%, 5/16/14		300,000	302,941
5.650%, 2/15/19		750,000	888,092
Genworth Financial, Inc.
7.200%, 2/15/21		500,000	424,926
Georgia Power Co.
3.000%, 4/15/16		1,000,000	1,047,593
Series K
5.125%, 11/15/12		100,000	104,541
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13		500,000	533,399
5.650%, 5/15/18		700,000	846,476
Golden West Financial Corp.
4.750%, 10/1/12		100,000	102,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Goldman Sachs Group, Inc.
5.450%, 11/1/12		$500,000	$515,424
5.250%, 4/1/13		500,000	516,231
5.250%, 10/15/13		500,000	519,526
6.000%, 5/1/14		1,250,000	1,323,412
5.125%, 1/15/15		400,000	412,951
5.350%, 1/15/16		400,000	413,886
5.750%, 10/1/16		600,000	629,681
5.625%, 1/15/17		900,000	873,060
6.150%, 4/1/18		1,150,000	1,191,716
6.000%, 6/15/20		500,000	514,333
Goodrich Corp.
3.600%, 2/1/21		100,000	102,565
Google, Inc.
1.250%, 5/19/14		400,000	405,517
2.125%, 5/19/16		200,000	206,031
Great Plains Energy, Inc.
4.850%, 6/1/21		100,000	105,288
GTE Corp.
6.840%, 4/15/18		100,000	120,453
HCP, Inc.
3.750%, 2/1/16		100,000	98,825
6.000%, 1/30/17		255,000	268,487
5.375%, 2/1/21		400,000	401,334
Health Care REIT, Inc.
3.625%, 3/15/16		100,000	97,499
4.700%, 9/15/17		500,000	501,323
Hewlett-Packard Co.
6.125%, 3/1/14		1,000,000	1,093,223
2.350%, 3/15/15		500,000	501,514
5.500%, 3/1/18		600,000	669,472
Historic TW, Inc.
6.875%, 6/15/18		100,000	117,966
Home Depot, Inc.
5.250%, 12/16/13		100,000	108,746
5.400%, 3/1/16		500,000	565,741
Honeywell International, Inc.
5.400%, 3/15/16		400,000	464,600
5.300%, 3/1/18		470,000	552,668
Hospitality Properties Trust
6.300%, 6/15/16		257,000	266,368
HSBC Bank USA/New York
4.625%, 4/1/14		1,200,000	1,228,798
HSBC Finance Corp.
4.750%, 7/15/13		750,000	775,373
5.500%, 1/19/16		750,000	782,826
6.676%, 1/15/21§		222,000	218,186
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	106,254
Intel Corp.
3.300%, 10/1/21		500,000	510,771
International Business Machines Corp.
4.750%, 11/29/12		725,000	758,618
1.250%, 5/12/14		200,000	201,652
5.700%, 9/14/17		1,150,000	1,368,218
International Paper Co.
7.500%, 8/15/21		425,000	491,520
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	503,000	589,657
Jefferies Group, Inc.
5.125%, 4/13/18		$500,000	468,252
Johnson & Johnson
1.200%, 5/15/14		800,000	811,414
Johnson Controls, Inc.
4.875%, 9/15/13		100,000	106,880
1.750%, 3/1/14		400,000	403,128
JPMorgan Chase & Co.
5.375%, 10/1/12		850,000	884,514
4.750%, 5/1/13		500,000	525,680
2.050%, 1/24/14		800,000	808,027
4.650%, 6/1/14		1,000,000	1,058,635
3.700%, 1/20/15		500,000	512,329
4.750%, 3/1/15		100,000	105,922
5.150%, 10/1/15		300,000	316,586
6.000%, 1/15/18		1,000,000	1,113,631
4.250%, 10/15/20		1,000,000	1,002,370
JPMorgan Chase Bank N.A.
5.875%, 6/13/16		300,000	317,267
6.000%, 7/5/17		925,000	997,058
6.000%, 10/1/17		600,000	630,783
Juniper Networks, Inc.
4.600%, 3/15/21		100,000	102,870
Kellogg Co.
3.250%, 5/21/18		200,000	210,130
4.000%, 12/15/20		250,000	267,913
KeyBank N.A./Ohio
5.800%, 7/1/14		100,000	107,802
KeyCorp
3.750%, 8/13/15		200,000	206,032
5.100%, 3/24/21		200,000	201,821
Kimberly-Clark Corp.
4.875%, 8/15/15		600,000	676,426
Kinder Morgan Energy Partners LP
5.000%, 12/15/13		800,000	857,435
6.850%, 2/15/20		800,000	944,537
Kraft Foods, Inc.
6.000%, 2/11/13		200,000	211,857
4.125%, 2/9/16		1,000,000	1,064,864
5.375%, 2/10/20		800,000	905,377
Kroger Co.
6.150%, 1/15/20		600,000	720,154
L-3 Communications Corp.
4.950%, 2/15/21		300,000	313,048
LG&E and KU Energy LLC
3.750%, 11/15/20		400,000	387,124
Life Technologies Corp.
5.000%, 1/15/21		400,000	414,146
Lincoln National Corp.
4.850%, 6/24/21		150,000	144,603
Lockheed Martin Corp.
4.250%, 11/15/19		600,000	652,365
Lowe’s Cos., Inc.
5.400%, 10/15/16		400,000	462,710
Lubrizol Corp.
5.500%, 10/1/14		100,000	112,217
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		300,000	320,426
Marathon Petroleum Corp.
5.125%, 3/1/21§		250,000	260,346
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	269,232
4.800%, 7/15/21		400,000	419,384
McDonald’s Corp.
5.350%, 3/1/18		200,000	238,525
McKesson Corp.
3.250%, 3/1/16		750,000	790,701
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	121,212
4.125%, 9/15/20		200,000	198,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Medtronic, Inc.
4.450%, 3/15/20		$850,000	$962,462
Mellon Funding Corp.
5.000%, 12/1/14		100,000	107,355
Merck & Co., Inc.
5.300%, 12/1/13		600,000	656,577
4.750%, 3/1/15		300,000	336,963
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		1,000,000	969,545
MetLife, Inc.
5.500%, 6/15/14		100,000	109,498
4.750%, 2/8/21		450,000	468,302
Series A
6.817%, 8/15/18		480,000	562,980
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	105,776
Microsoft Corp.
2.950%, 6/1/14		335,000	355,543
1.625%, 9/25/15		900,000	917,327
3.000%, 10/1/20		150,000	153,836
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		300,000	314,496
5.750%, 4/1/18		600,000	691,742
Morgan Stanley
5.300%, 3/1/13		300,000	302,505
4.750%, 4/1/14		800,000	760,255
4.200%, 11/20/14		500,000	488,987
5.375%, 10/15/15		550,000	545,621
3.800%, 4/29/16		500,000	460,965
5.450%, 1/9/17		1,000,000	964,578
6.625%, 4/1/18		1,000,000	992,062
7.300%, 5/13/19		1,000,000	1,030,524
5.750%, 1/25/21		1,000,000	920,067
Nabors Industries, Inc.
6.150%, 2/15/18		360,000	401,403
4.625%, 9/15/21§		500,000	490,854
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		200,000	200,270
National City Corp.
4.900%, 1/15/15		200,000	216,994
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	217,291
5.450%, 4/10/17		400,000	461,584
NBCUniversal Media LLC
2.100%, 4/1/14		200,000	203,029
4.375%, 4/1/21		400,000	410,854
Newell Rubbermaid, Inc.
4.700%, 8/15/20		100,000	101,824
News America, Inc.
5.300%, 12/15/14		300,000	326,415
8.000%, 10/17/16		650,000	777,341
5.650%, 8/15/20		150,000	166,204
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		150,000	178,949
Nordstrom, Inc.
6.750%, 6/1/14		250,000	282,512
Norfolk Southern Corp.
5.900%, 6/15/19		275,000	330,928
Northrop Grumman Corp.
3.500%, 3/15/21		250,000	251,438
Novartis Capital Corp.
4.125%, 2/10/14		700,000	752,683
Occidental Petroleum Corp.
4.125%, 6/1/16		400,000	444,220
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	110,727
4.450%, 8/15/20		100,000	100,885
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	342,991
ONEOK Partners LP
8.625%, 3/1/19		550,000	708,435
Oracle Corp.
3.750%, 7/8/14		750,000	807,712
5.250%, 1/15/16		400,000	459,444
5.750%, 4/15/18		500,000	595,717
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	323,909
8.250%, 10/15/18		100,000	133,207
3.500%, 10/1/20		150,000	153,750
Pemex Project Funding Master Trust
5.750%, 3/1/18		1,200,000	1,299,000
PepsiCo, Inc.
5.000%, 6/1/18		250,000	290,122
7.900%, 11/1/18		400,000	532,233
3.125%, 11/1/20		400,000	410,088
Pfizer, Inc.
4.750%, 6/3/16	EUR	1,350,000	1,979,980
4.650%, 3/1/18		$100,000	113,748
6.200%, 3/15/19		500,000	626,569
Philip Morris International, Inc.
4.875%, 5/16/13		1,000,000	1,060,975
5.650%, 5/16/18		200,000	236,335
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	106,154
4.750%, 5/15/18		100,000	100,232
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	241,799
PNC Funding Corp.
3.625%, 2/8/15		900,000	944,109
5.250%, 11/15/15		200,000	214,649
5.125%, 2/8/20		500,000	553,436
Praxair, Inc.
3.950%, 6/1/13		1,000,000	1,054,616
Pride International, Inc.
8.500%, 6/15/19		200,000	250,664
Principal Life Income Funding Trusts
5.300%, 4/24/13		900,000	954,186
Procter & Gamble Co.
1.800%, 11/15/15		250,000	256,526
4.850%, 12/15/15		100,000	113,897
5.125%, 10/24/17	EUR	1,000,000	1,535,096
4.700%, 2/15/19		$650,000	762,369
Progress Energy, Inc.
4.400%, 1/15/21		500,000	538,322
Progressive Corp.
3.750%, 8/23/21		150,000	153,005
ProLogis LP
4.500%, 8/15/17		100,000	94,095
6.875%, 3/15/20		500,000	521,637
Prudential Financial, Inc.
5.100%, 9/20/14		200,000	210,885
4.750%, 9/17/15		750,000	782,940
7.375%, 6/15/19		400,000	468,720
PSEG Power LLC
5.500%, 12/1/15		625,000	690,792
Quest Diagnostics, Inc.
3.200%, 4/1/16		500,000	519,131
Qwest Corp.
8.375%, 5/1/16		710,000	779,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Raytheon Co.
3.125%, 10/15/20		$250,000	$248,966
Republic Services, Inc.
5.250%, 11/15/21		500,000	560,465
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	510,000	665,507
Ryder System, Inc.
3.500%, 6/1/17		$200,000	207,291
Safeway, Inc.
5.625%, 8/15/14		100,000	109,933
5.000%, 8/15/19		115,000	125,538
3.950%, 8/15/20		200,000	201,512
Sara Lee Corp.
2.750%, 9/15/15		250,000	251,414
Sempra Energy
2.000%, 3/15/14		1,000,000	1,010,317
Simon Property Group LP
6.100%, 5/1/16		620,000	703,004
5.650%, 2/1/20		500,000	548,311
SLM Corp.
5.375%, 5/15/14		600,000	590,481
6.250%, 1/25/16		100,000	98,153
8.450%, 6/15/18		500,000	520,084
Southern California Edison Co.
3.875%, 6/1/21		300,000	325,047
Southwest Airlines Co.
5.125%, 3/1/17		100,000	107,183
Southwestern Electric Power Co.
6.450%, 1/15/19		150,000	180,038
Sovereign Bank/Pennsylvania
5.125%, 3/15/13		100,000	100,884
Staples, Inc.
9.750%, 1/15/14		500,000	579,524
State of California
3.950%, 11/1/15		250,000	264,695
State of Illinois
5.365%, 3/1/17		500,000	534,870
5.877%, 3/1/19		100,000	106,733
State of Massachusetts
4.200%, 12/1/21		250,000	274,000
State Street Bank and Trust Co.
5.300%, 1/15/16		100,000	111,526
State Street Corp.
4.375%, 3/7/21		450,000	483,305
SunTrust Banks, Inc.
3.600%, 4/15/16		150,000	152,079
Target Corp.
6.000%, 1/15/18		800,000	969,058
Tennessee Valley Authority
5.500%, 7/18/17		1,800,000	2,175,580
4.500%, 4/1/18		550,000	638,076
Series E
6.250%, 12/15/17		100,000	126,051
Texas Instruments, Inc.
0.875%, 5/15/13		300,000	300,973
1.375%, 5/15/14		300,000	303,251
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16		250,000	262,610
3.600%, 8/15/21		425,000	441,165
Time Warner Cable, Inc.
6.200%, 7/1/13		1,245,000	1,344,940
7.500%, 4/1/14		250,000	282,778
8.250%, 4/1/19		1,470,000	1,840,771
Time Warner, Inc.
4.700%, 1/15/21		750,000	783,923
Toyota Motor Credit Corp.
2.800%, 1/11/16		800,000	817,199
Travelers Cos., Inc.
5.750%, 12/15/17		300,000	346,343
U.S. Bancorp
1.375%, 9/13/13		400,000	402,457
U.S. Bank N.A./Ohio
6.300%, 2/4/14		750,000	823,630
4.950%, 10/30/14		100,000	108,839
4.800%, 4/15/15		100,000	109,319
U.S. Treasury Bonds
8.125%, 8/15/19		1,000,000	1,489,766
8.500%, 2/15/20		1,300,000	2,002,710
U.S. Treasury Notes
3.875%, 10/31/12		2,700,000	2,806,734
1.375%, 11/15/12		21,000,000	21,277,262
1.125%, 12/15/12		7,000,000	7,077,112
0.625%, 1/31/13		20,000,000	20,109,379
2.750%, 2/28/13		5,450,000	5,641,388
1.375%, 3/15/13		15,000,000	15,246,150
1.375%, 5/15/13		15,000,000	15,266,550
0.375%, 7/31/13		3,500,000	3,507,518
0.750%, 8/15/13		14,500,000	14,626,310
0.500%, 11/15/13		15,000,000	15,057,420
1.500%, 12/31/13		5,500,000	5,645,662
1.000%, 1/15/14		15,000,000	15,223,830
1.875%, 4/30/14		16,345,000	16,966,878
0.625%, 7/15/14		16,000,000	16,097,440
2.375%, 8/31/14		3,788,000	4,000,780
0.250%, 9/15/14		10,000,000	9,950,800
2.375%, 10/31/14		13,725,000	14,528,132
2.125%, 11/30/14		8,000,000	8,412,496
4.000%, 2/15/15		2,600,000	2,900,017
2.375%, 2/28/15		4,475,000	4,751,555
2.500%, 4/30/15		13,360,000	14,269,108
4.125%, 5/15/15		2,200,000	2,478,265
1.875%, 6/30/15		3,000,000	3,138,750
1.750%, 7/31/15		13,910,000	14,495,750
1.250%, 9/30/15		3,500,000	3,577,658
1.250%, 10/31/15		8,000,000	8,169,376
2.125%, 12/31/15		7,000,000	7,400,862
2.125%, 2/29/16		23,200,000	24,530,380
2.625%, 4/30/16		3,095,000	3,341,148
5.125%, 5/15/16		14,000,000	16,711,408
1.750%, 5/31/16		8,500,000	8,839,320
1.500%, 6/30/16		6,000,000	6,165,480
4.875%, 8/15/16		1,400,000	1,664,468
1.000%, 9/30/16		4,000,000	4,005,920
3.250%, 12/31/16		6,000,000	6,681,564
4.625%, 2/15/17		2,400,000	2,847,562
3.000%, 2/28/17		3,440,000	3,789,913
3.250%, 3/31/17		2,080,000	2,320,500
4.500%, 5/15/17		4,300,000	5,097,852
2.750%, 5/31/17		3,000,000	3,267,891
2.500%, 6/30/17		9,290,000	9,986,750
4.750%, 8/15/17		8,390,000	10,102,080
1.875%, 8/31/17		4,320,000	4,487,400
1.875%, 9/30/17		2,700,000	2,803,148
1.875%, 10/31/17		2,900,000	3,008,976
4.250%, 11/15/17		2,830,000	3,337,631
2.750%, 12/31/17		9,000,000	9,809,298
2.750%, 2/28/18		7,500,000	8,173,245
2.375%, 5/31/18		6,000,000	6,386,700
4.000%, 8/15/18		3,500,000	4,101,563
1.500%, 8/31/18		1,000,000	1,004,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/19	$10,200,000	$11,089,318
3.125%, 5/15/19	6,500,000	7,241,403
3.625%, 8/15/19	7,745,000	8,918,848
3.375%, 11/15/19	12,380,000	14,039,688
3.625%, 2/15/20	7,390,000	8,530,831
3.500%, 5/15/20	6,920,000	7,924,992
2.625%, 8/15/20	7,500,000	8,032,620
2.625%, 11/15/20	12,200,000	13,046,375
3.625%, 2/15/21	7,000,000	8,086,638
3.125%, 5/15/21	4,100,000	4,550,672
2.125%, 8/15/21	6,000,000	6,105,960
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	150,000	111,375
Unilever Capital Corp.
2.750%, 2/10/16	400,000	422,555
Union Pacific Corp.
5.700%, 8/15/18	650,000	759,038
UnionBanCal Corp.
5.250%, 12/16/13	100,000	107,052
United Parcel Service, Inc.
5.500%, 1/15/18	170,000	204,067
3.125%, 1/15/21	500,000	522,008
United Technologies Corp.
4.875%, 5/1/15	400,000	448,740
6.125%, 2/1/19	287,000	351,941
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	227,945
6.000%, 2/15/18	400,000	474,657
Valero Energy Corp.
6.125%, 2/1/20	350,000	388,373
Verizon Communications, Inc.
4.375%, 6/1/13	200,000	211,040
1.950%, 3/28/14	800,000	818,811
4.900%, 9/15/15	300,000	336,497
5.500%, 2/15/18	250,000	289,893
8.750%, 11/1/18	600,000	803,479
Viacom, Inc.
3.500%, 4/1/17	250,000	253,395
Virginia Electric & Power Co.
5.950%, 9/15/17	200,000	239,381
Series A
5.400%, 1/15/16	100,000	114,987
Wachovia Bank N.A.
5.600%, 3/15/16	400,000	436,559
Wachovia Corp.
5.500%, 5/1/13	1,250,000	1,328,316
4.875%, 2/15/14	100,000	104,012
5.750%, 6/15/17	500,000	562,874
Wal-Mart Stores, Inc.
1.625%, 4/15/14	500,000	510,707
5.375%, 4/5/17	800,000	943,706
3.625%, 7/8/20	300,000	320,830
3.250%, 10/25/20	300,000	310,778
Walt Disney Co.
4.500%, 12/15/13	500,000	540,112
3.750%, 6/1/21	250,000	268,256
Waste Management, Inc.
6.375%, 11/15/12	100,000	105,900
7.375%, 3/11/19	283,000	354,684
WellPoint, Inc.
5.250%, 1/15/16	1,000,000	1,113,106
Wells Fargo & Co.
5.250%, 10/23/12	300,000	312,740
4.375%, 1/31/13	500,000	518,808
3.750%, 10/1/14	1,500,000	1,583,933
3.676%, 6/15/16	300,000	312,188
5.125%, 9/15/16	100,000	106,207
5.625%, 12/11/17	700,000	791,660
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	275,000	275,000
Western Union Co.
5.930%, 10/1/16	600,000	685,433
Williams Partners LP
5.250%, 3/15/20	400,000	430,239
4.125%, 11/15/20	400,000	396,896
Wisconsin Electric Power Co.
2.950%, 9/15/21	200,000	199,518
Wyeth
5.500%, 2/1/14	1,300,000	1,431,151
5.500%, 2/15/16	200,000	230,101
Xcel Energy, Inc.
4.700%, 5/15/20	250,000	279,459
Xerox Corp.
4.250%, 2/15/15	800,000	846,223
6.350%, 5/15/18	100,000	113,665
Yum! Brands, Inc.
3.875%, 11/1/20	450,000	455,042

Total United States		872,624,414

Total Investments (97.7%) (Cost $1,331,334,968)		1,374,408,988
Other Assets Less Liabilities (2.3%)		32,743,586

Net Assets (100%)		$1,407,152,574

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $19,293,983 or 1.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CZK — Czech Koruna

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. Norwegian Krone, expiring 11/10/11	JPMorgan Chase Bank	14,983	117,500	$20,069,196	$19,979,343	$89,853
European Union Euro vs. U.S. Dollar, expiring 12/7/11	JPMorgan Chase Bank	2,925	4,130	3,917,599	4,129,939	(212,340)
European Union Euro vs. U.S. Dollar, expiring 12/7/11	JPMorgan Chase Bank	1,710	2,353	2,290,288	2,352,941	(62,653)
U.S. Dollar vs. Czech Republic Krona, expiring 10/14/11	JPMorgan Chase Bank	12,093	209,300	12,092,673	11,360,552	732,121
U.S. Dollar vs. Danish Krone, expiring 10/18/11	JPMorgan Chase Bank	21,212	111,800	21,212,208	20,126,822	1,085,386
U.S. Dollar vs. South African Rand, expiring 11/25/11	JPMorgan Chase Bank	8,077	59,000	8,077,102	7,250,951	826,151
U.S. Dollar vs. European Union Euro, expiring 12/7/11	JPMorgan Chase Bank	3,978	2,925	3,977,895	3,917,599	60,296
U.S. Dollar vs. Mexican Peso, expiring 12/14/11	JPMorgan Chase Bank	12,762	163,850	12,761,600	11,733,816	1,027,784
Japanese Yen vs. New Zealand Dollar, expiring 10/13/11	JPMorgan Chase Bank	1,676,115	25,200	21,733,778	19,199,124	2,534,654
Japanese Yen vs. European Union Euro, expiring 10/14/11	JPMorgan Chase Bank	1,367,114	12,315	17,727,286	16,497,790	1,229,496
Japanese Yen vs. European Union Euro, expiring 10/14/11	JPMorgan Chase Bank	270,000	2,406	3,501,074	3,223,561	277,513
Japanese Yen vs. European Union Euro, expiring 10/14/11	JPMorgan Chase Bank	1,307,994	12,500	16,960,676	16,745,625	215,051
Japanese Yen vs. Australian Dollar, expiring 10/25/11	JPMorgan Chase Bank	2,685,874	32,100	34,832,938	30,975,537	3,857,401
Japanese Yen vs. Canadian Dollar, expiring 10/31/11	JPMorgan Chase Bank	1,661,676	20,200	21,551,986	19,263,414	2,288,572
Japanese Yen vs. Poland Zloty, expiring 11/18/11	JPMorgan Chase Bank	960,279	36,500	12,458,190	10,966,752	1,491,438
Japanese Yen vs. U.S. Dollar, expiring 12/7/11	JPMorgan Chase Bank	3,500,000	45,611	45,420,774	45,610,926	(190,152)
Japanese Yen vs. British Pound, expiring 12/15/11	JPMorgan Chase Bank	325,000	2,677	4,218,229	4,171,809	46,420

						$15,296,991

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$21,848,538	$—	$21,848,538
Consumer Staples	—	34,382,443	—	34,382,443
Energy	—	32,093,656	—	32,093,656
Financials	—	202,439,786	—	202,439,786
Health Care	—	23,807,063	—	23,807,063
Industrials	—	19,626,902	—	19,626,902
Information Technology	—	15,309,182	—	15,309,182
Materials	—	19,674,164	—	19,674,164
Telecommunication Services	—	20,117,832	—	20,117,832
Utilities	—	27,374,788	—	27,374,788
Forward Currency Contracts	—	15,762,136	—	15,762,136
Government Securities
Agency ABS	—	63,597,841	—	63,597,841
Foreign Governments	—	277,198,361	—	277,198,361
Municipal Bonds	—	1,180,298	—	1,180,298
Supranational	—	48,806,229	—	48,806,229
U.S. Government Agencies	—	40,803,861	—	40,803,861
U.S. Treasuries	—	526,148,044	—	526,148,044

Total Assets	$—	$1,390,171,124	$—	$1,390,171,124

Liabilities:
Forward Currency Contracts	$—	$(465,145)	$—	$(465,145)

Total Liabilities	$—	$(465,145)	$—	$(465,145)

Total	$—	$1,389,705,979	$—	$1,389,705,979

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$665,634,812
Long-term U.S. Treasury securities	385,207,683

$1,050,842,495

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$856,048,014
Long-term U.S. Treasury securities	203,768,338

$1,059,816,352

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,181,511
Aggregate gross unrealized depreciation	(14,987,011)

Net unrealized appreciation	$41,194,500

Federal income tax cost of investments	$1,333,214,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)
Banco Macro S.A. (ADR)	43,770	$875,838

Australia (2.5%)
AGL Energy Ltd.	30,390	416,727
Alumina Ltd.	172,704	241,477
Amcor Ltd.	84,186	553,959
AMP Ltd.	187,792	704,938
Asciano Ltd.	195,216	268,701
ASX Ltd.	12,297	357,014
Australia & New Zealand Banking Group Ltd.	173,952	3,230,549
Bendigo and Adelaide Bank Ltd.	24,507	198,639
BGP Holdings plc(b)*†	796,081	—
BHP Billiton Ltd.	214,418	7,124,039
BlueScope Steel Ltd.	111,924	77,224
Boral Ltd.	48,609	161,713
Brambles Ltd.	97,688	602,686
Caltex Australia Ltd.	11,086	114,253
CFS Retail Property Trust (REIT)	115,081	193,025
Coca-Cola Amatil Ltd.	38,090	435,816
Cochlear Ltd.	3,923	174,319
Commonwealth Bank of Australia	103,823	4,514,271
Computershare Ltd.	28,895	205,751
Crown Ltd.	30,794	234,646
CSL Ltd.	35,445	1,011,048
Dexus Property Group (REIT)	307,311	242,394
Echo Entertainment Group Ltd.*	44,812	156,509
Fairfax Media Ltd.	175,838	138,309
Fortescue Metals Group Ltd.	80,651	334,337
Foster’s Group Ltd.	132,280	671,539
Goodman Group (REIT)	458,958	251,114
GPT Group (REIT)	115,979	346,603
Harvey Norman Holdings Ltd.	42,839	88,053
Iluka Resources Ltd.	28,211	329,835
Incitec Pivot Ltd.	115,061	356,706
Insurance Australia Group Ltd.	140,388	405,934
Leighton Holdings Ltd.	9,909	173,713
Lend Lease Group	36,148	242,192
Lynas Corp., Ltd.*	114,541	115,755
MacArthur Coal Ltd.	9,946	152,166
Macquarie Group Ltd.	23,618	505,220
MAp Group	19,023	58,933
Metcash Ltd.	54,958	215,896
Mirvac Group (REIT)	238,766	260,520
National Australia Bank Ltd.	145,170	3,084,266
Newcrest Mining Ltd.	50,936	1,678,576
OneSteel Ltd.	95,425	111,922
Orica Ltd.	24,720	553,712
Origin Energy Ltd.	71,320	912,981
OZ Minerals Ltd.	21,276	189,332
Paladin Energy Ltd.*	35,362	40,486
Qantas Airways Ltd.*	69,049	92,449
QBE Insurance Group Ltd.	72,897	894,415
QR National Ltd.	113,602	343,406
Ramsay Health Care Ltd.	8,632	157,586
Rio Tinto Ltd.	29,234	1,711,579
Santos Ltd.	58,757	635,384
Sonic Healthcare Ltd.	24,020	262,836
SP AusNet	65,090	58,399
Stockland Corp., Ltd. (REIT)	152,514	424,226
Suncorp Group Ltd.	87,106	662,305
TABCORP Holdings Ltd.	44,812	110,896
Tatts Group Ltd.	86,000	184,020
Telstra Corp., Ltd.	295,668	881,216
Toll Holdings Ltd.	48,087	201,647
Transurban Group	86,040	447,284
Wesfarmers Ltd.	66,448	2,007,916
Wesfarmers Ltd. (PPS)	9,971	306,263
Westfield Group (REIT)	148,374	1,098,524
Westfield Retail Trust (REIT)	193,716	449,375
Westpac Banking Corp.	202,140	3,885,146
Woodside Petroleum Ltd.	41,843	1,295,375
Woolworths Ltd.	81,363	1,944,163
WorleyParsons Ltd.	13,304	331,971

		50,824,179

Austria (0.1%)
Erste Group Bank AG	12,667	322,869
Immofinanz AG*	60,112	170,666
OMV AG	10,917	326,474
Raiffeisen Bank International AG	3,303	96,523
Telekom Austria AG	19,960	201,368
Verbund AG	4,569	132,080
Vienna Insurance Group AG	2,193	83,285
Voestalpine AG	7,307	211,786

		1,545,051

Belgium (0.3%)
Ageas	149,680	257,479
Anheuser-Busch InBev N.V.	53,682	2,846,939
Bekaert S.A.	2,581	105,389
Belgacom S.A.	9,749	293,849
Colruyt S.A.	5,131	213,004
Delhaize Group S.A.	6,778	395,750
Dexia S.A.*	42,624	80,878
Groupe Bruxelles Lambert S.A.	5,384	378,881
KBC Groep N.V.	10,370	238,681
Mobistar S.A.	1,805	103,075
Solvay S.A.	3,954	371,957
UCB S.A.	6,779	288,665
Umicore S.A.	7,146	259,056

		5,833,603

Bermuda (0.0%)
Nabors Industries Ltd.*	19,851	243,373
Seadrill Ltd.	21,914	606,869

		850,242

Brazil (2.1%)
Banco do Brasil S.A.	137,500	1,779,949
BRF - Brasil Foods S.A.	320,654	5,504,965
Cia de Bebidas das Americas (Preference) (ADR)	187,900	5,759,135
Cielo S.A.	102,800	2,263,486
Itau Unibanco Holding S.A. (Preference)	116,176	1,794,928
Itau Unibanco Holding S.A. (Preference) (ADR)	245,784	3,814,567
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
MRV Engenharia e Participacoes S.A.	191,800	977,234
PDG Realty S.A. Empreendimentos e Participacoes	588,000	1,895,110
Petroleo Brasileiro S.A. (Preference)	275,742	2,801,049
Petroleo Brasileiro S.A. (ADR)	122,200	2,743,390
Telecomunicacoes de Sao Paulo S.A. (ADR)	164,155	4,341,900
Ultrapar Participacoes S.A.	125,600	1,980,609
Vale S.A. (New York Exchange) (Prefernce) (ADR)	1,100	23,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vale S.A. (Preference), Class A	12,156	$253,432
Vale S.A. (Tradegate Exchange) (Preference) (ADR)	222,885	4,680,585
Vale S.A. (ADR)	52,900	1,206,120

		41,819,559

Chile (0.4%)
Banco Santander Chile S.A (ADR)	29,900	2,197,052
Cencosud S.A.	374,401	2,037,465
Empresa Nacional de Electricidad S.A.	1,161,897	1,683,314
Empresa Nacional de Electricidad S.A. (ADR)	3,800	164,692
Enersis S.A.	200,615	69,537
Enersis S.A. (ADR)	122,100	2,064,711

		8,216,771

China (1.6%)
China Construction Bank Corp., Class H	8,976,420	5,356,300
China Minsheng Banking Corp., Ltd., Class H	2,575,000	1,545,000
China Pacific Insurance Group Co., Ltd., Class H	1,151,800	3,317,758
China Telecom Corp., Ltd., Class H	5,052,000	3,152,422
China ZhengTong Auto Services Holdings Ltd.*	1,517,000	1,325,241
Foxconn International Holdings Ltd.*	112,913	57,185
Hengan International Group Co., Ltd.	351,000	2,785,878
Ping An Insurance Group Co. of China Ltd., Class H	395,500	2,210,658
Shanghai Pharmaceuticals Holding Co., Ltd., Class H*	828,800	1,791,454
Tencent Holdings Ltd.	255,900	5,249,159
Want Want China Holdings Ltd.	3,182,000	2,852,579
West China Cement Ltd.	4,486,000	712,893
Yangzijiang Shipbuilding Holdings Ltd.	128,497	85,647
Yanzhou Coal Mining Co., Ltd., Class H	1,032,000	2,158,810

		32,600,984

Cyprus (0.1%)
Bank of Cyprus Public Co., Ltd.	58,644	91,201
Eurasia Drilling Co., Ltd. (GDR)	63,283	1,151,426

		1,242,627

Czech Republic (0.5%)
CEZ A/S	104,800	4,038,464
Komercni Banka A/S	16,987	3,166,459
Telefonica Czech Republic A/S	173,100	3,692,528

		10,897,451

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	37	207,641
A. P. Moller - Maersk A/S, Class B	90	529,754
Carlsberg A/S, Class B	7,243	429,625
Coloplast A/S, Class B	1,525	220,102
Danske Bank A/S*	43,759	613,343
DSV A/S	14,795	266,682
Novo Nordisk A/S, Class B	28,371	2,820,419
Novozymes A/S, Class B	3,076	437,583
Pandora A/S	3,930	26,182
TDC A/S	25,241	205,940
Tryg A/S	1,679	88,241
Vestas Wind Systems A/S*	14,108	228,765
William Demant Holding A/S*	1,548	116,176

		6,190,453

Egypt (0.3%)
Commercial International Bank Egypt SAE	634,544	2,437,679
Juhayna Food Industries*	1,393,099	1,076,745
Telecom Egypt Co.	820,816	2,036,648

		5,551,072

Finland (0.3%)
Elisa Oyj	8,937	182,499
Fortum Oyj	28,866	677,897
Kesko Oyj, Class B	4,663	143,308
Kone Oyj, Class B	10,522	499,256
Metso Oyj	8,066	235,023
Neste Oil Oyj	7,908	68,424
Nokia Oyj	249,713	1,414,479
Nokian Renkaat Oyj	7,794	232,371
Orion Oyj, Class B	5,670	114,136
Outokumpu Oyj	7,608	49,854
Pohjola Bank plc, Class A	9,252	97,238
Rautaruukki Oyj	5,563	55,800
Sampo Oyj, Class A	28,639	717,286
Sanoma Oyj	4,459	52,411
Stora Enso Oyj, Class R	39,463	230,432
UPM-Kymmene Oyj	34,413	387,379
Wartsila Oyj	11,931	283,323

		5,441,116

France (2.7%)
Accor S.A.	9,784	260,421
Aeroports de Paris S.A.	2,584	194,089
Air France-KLM*	9,939	72,697
Air Liquide S.A.	19,048	2,227,411
Alcatel-Lucent S.A.*	156,372	447,102
Alstom S.A.	13,916	460,351
Arkema S.A.	3,735	216,906
AtoS	3,238	140,037
AXA S.A.‡	116,240	1,509,274
BNP Paribas S.A.	63,654	2,519,576
Bouygues S.A.	16,353	541,161
Bureau Veritas S.A.	3,968	285,366
Cap Gemini S.A.	9,728	324,186
Carrefour S.A.	38,467	875,090
Casino Guichard Perrachon S.A.	3,675	286,279
Christian Dior S.A.	3,611	403,966
Cie de Saint-Gobain S.A.	26,678	1,018,957
Cie Generale de Geophysique-Veritas*	9,525	167,255
Cie Generale des Etablissements Michelin, Class B	11,916	711,605
Cie Generale d’Optique Essilor International S.A.	13,579	978,594
CNP Assurances S.A.	8,494	125,424
Credit Agricole S.A.	64,364	442,455
Danone S.A.	38,677	2,380,230
Dassault Systemes S.A.	3,938	278,061
Edenred	11,518	273,841
EDF S.A.	15,941	463,210
Eiffage S.A.	3,056	94,220
Eramet S.A.	350	48,388
Eurazeo S.A.	2,087	87,703
Eutelsat Communications S.A.	6,754	271,304
Fonciere des Regions (REIT)	1,700	118,591
France Telecom S.A.	123,315	2,022,091
GDF Suez S.A.	82,833	2,474,497
Gecina S.A. (REIT)	1,655	144,943
Groupe Eurotunnel S.A. (Registered)	35,848	303,300
ICADE (REIT)	1,439	112,368
Iliad S.A.	1,335	149,396
Imerys S.A.	2,314	116,087
J.C. Decaux S.A.*	4,360	108,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Klepierre S.A. (REIT)	7,066	$198,168
Lafarge S.A.	13,528	465,719
Lagardere S.C.A.	7,764	190,476
Legrand S.A.	13,280	414,004
L’Oreal S.A.	15,858	1,551,731
LVMH Moet Hennessy Louis Vuitton S.A.	16,964	2,249,542
Metropole Television S.A.	3,743	60,873
Natixis S.A.	55,381	175,295
Neopost S.A.	2,128	156,383
Pernod-Ricard S.A.	13,352	1,046,907
Peugeot S.A.	9,923	211,125
PPR S.A.	5,123	660,871
Publicis Groupe S.A.	8,695	364,032
Renault S.A.	12,588	417,228
Safran S.A.	11,314	347,561
Sanofi S.A.	74,493	4,891,141
Schneider Electric S.A.	32,490	1,749,214
SCOR SE	10,684	230,331
Societe BIC S.A.	1,794	152,645
Societe Generale S.A.	42,558	1,115,083
Societe Television Francaise 1 S.A.	8,553	106,273
Sodexo S.A.	6,287	414,274
Suez Environnement Co. S.A.	18,276	254,725
Technip S.A.	6,400	512,179
Thales S.A.	6,448	201,496
Total S.A.	141,181	6,224,766
Unibail-Rodamco S.A. (REIT)	6,135	1,093,392
Vallourec S.A.	7,472	428,267
Veolia Environnement S.A.	23,501	343,221
Vinci S.A.	29,488	1,266,201
Vivendi S.A.	81,601	1,666,097
Wendel S.A.	2,227	139,624

		52,953,427

Germany (2.4%)
Adidas AG	14,106	851,104
Allianz SE (Registered)	30,314	2,852,571
Axel Springer AG	2,931	98,688
BASF SE	61,389	3,724,780
Bayer AG (Registered)	55,252	3,036,428
Bayerische Motoren Werke (BMW) AG	22,283	1,476,478
Bayerische Motoren Werke (BMW) AG (Preference)	3,564	166,172
Beiersdorf AG	6,346	339,846
Brenntag AG	2,309	200,778
Celesio AG	6,784	89,550
Commerzbank AG*	240,222	604,726
Continental AG*	5,385	309,453
Daimler AG (Registered)	60,934	2,699,029
Deutsche Bank AG (Registered)	62,374	2,173,235
Deutsche Boerse AG*	12,637	634,577
Deutsche Lufthansa AG (Registered)	14,182	182,948
Deutsche Post AG (Registered)	55,801	713,176
Deutsche Telekom AG (Registered)	187,318	2,203,469
E.ON AG	119,298	2,601,762
Fraport AG	2,367	138,129
Fresenius Medical Care AG & Co. KGaA	13,934	944,015
Fresenius SE & Co. KGaA	7,771	689,672
GEA Group AG	12,033	281,156
Hannover Rueckversicherung AG (Registered)	4,121	186,456
HeidelbergCement AG	9,615	347,503
Henkel AG & Co. KGaA	8,669	379,329
Henkel AG & Co. KGaA (Preference)	11,920	633,378
Hochtief AG	2,932	182,219
Infineon Technologies AG	73,971	544,756
K+S AG (Registered)	11,560	607,804
Kabel Deutschland Holding AG*	6,004	323,644
Lanxess AG	5,546	266,594
Linde AG	11,332	1,511,378
MAN SE	4,240	327,903
Merck KGaA	4,367	357,332
Metro AG	8,920	375,304
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12,646	1,567,536
Porsche Automobil Holding SE (Preference)	10,112	484,064
ProSiebenSat.1 Media AG (Preference)	5,041	88,256
RWE AG	27,873	1,026,360
RWE AG (Preference)	2,963	101,657
Salzgitter AG	2,643	126,804
SAP AG	61,531	3,136,558
Siemens AG (Registered)	54,859	4,956,082
Suedzucker AG	3,957	112,278
ThyssenKrupp AG	25,743	631,861
TUI AG*	9,668	49,459
United Internet AG (Registered)	8,501	143,453
Volkswagen AG	1,923	238,322
Volkswagen AG (Preference)	9,635	1,274,709
Wacker Chemie AG	1,071	95,128

		47,087,869

Greece (0.0%)
Alpha Bank AE*	37,452	66,522
Coca Cola Hellenic Bottling Co. S.A.*	11,823	209,140
EFG Eurobank Ergasias S.A.*	23,298	28,939
Hellenic Telecommunications Organization S.A.	17,719	75,734
National Bank of Greece S.A.*	65,854	240,778
OPAP S.A.	15,274	154,974
Public Power Corp. S.A.	6,674	53,390

		829,477

Hong Kong (1.5%)
AIA Group Ltd.	562,400	1,591,807
ASM Pacific Technology Ltd.	14,000	136,688
Bank of East Asia Ltd.	97,800	296,728
Belle International Holdings Ltd.	1,636,000	2,791,317
BOC Hong Kong Holdings Ltd.	247,500	516,126
Cathay Pacific Airways Ltd.	78,000	125,395
Cheung Kong Holdings Ltd.	93,000	992,684
Cheung Kong Infrastructure Holdings Ltd.	33,000	192,172
China Mengniu Dairy Co., Ltd.	1,054,000	3,185,606
China Mobile Ltd.	314,000	3,062,271
China Resources Power Holdings Co., Ltd.	2,148,200	3,242,180
CLP Holdings Ltd.	129,000	1,157,167
Esprit Holdings Ltd.	77,233	93,703
Galaxy Entertainment Group Ltd.*	85,000	120,032
GCL-Poly Energy Holdings Ltd.	5,193,000	1,350,252
Hang Lung Group Ltd.	62,000	314,880
Hang Lung Properties Ltd.	166,000	485,575
Hang Seng Bank Ltd.	51,800	606,663
Henderson Land Development Co., Ltd.	63,000	279,479
Hong Kong & China Gas Co., Ltd.	319,880	720,200
Hong Kong Exchanges and Clearing Ltd.	68,600	982,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hopewell Holdings Ltd.	37,000	$105,189
Hutchison Whampoa Ltd.	142,000	1,051,180
Hysan Development Co., Ltd.	43,000	129,053
Kerry Properties Ltd.	45,000	141,521
Li & Fung Ltd.	376,000	617,316
Lifestyle International Holdings Ltd.	48,500	122,674
Link REIT (REIT)	157,000	496,127
MTR Corp.	96,000	287,307
New World Development Ltd.	155,000	145,601
Noble Group Ltd.	256,181	255,876
NWS Holdings Ltd.	75,000	99,154
Orient Overseas International Ltd.	14,500	58,034
PCCW Ltd.	268,000	98,799
Power Assets Holdings Ltd.	92,500	703,698
Shangri-La Asia Ltd.	86,166	162,347
Sino Land Co., Ltd.	174,000	230,159
SJM Holdings Ltd.	104,000	180,517
Sun Hung Kai Properties Ltd.	95,000	1,076,351
Swire Pacific Ltd., Class A	48,000	492,876
Wharf Holdings Ltd.	100,100	486,594
Wheelock & Co., Ltd.	55,000	160,783
Wing Hang Bank Ltd.	9,500	76,591
Yue Yuen Industrial Holdings Ltd.	50,000	127,470

		29,548,795

Hungary (0.1%)
Richter Gedeon Nyrt.	17,138	2,335,421

India (1.8%)
Asian Paints Ltd.	33,791	2,173,222
Dr. Reddy’s Laboratories Ltd.	95,451	2,862,972
Engineers India Ltd.	32,343	162,117
GAIL India Ltd.	176,305	1,473,291
Glenmark Pharmaceuticals Ltd.	371,610	2,432,997
HDFC Bank Ltd.	503,266	4,744,790
ICICI Bank Ltd.	164,488	2,892,607
IndusInd Bank Ltd.	399,468	2,107,169
ITC Ltd.	918,851	3,686,133
Jindal Steel & Power Ltd.	174,867	1,777,023
Larsen & Toubro Ltd.	75,448	2,053,841
Mahindra & Mahindra Ltd.	168,670	2,752,925
Reliance Industries Ltd.	94,971	1,547,004
Tata Consultancy Services Ltd.	158,836	3,288,389
Tata Steel Ltd.	322,030	2,713,098

		36,667,578

Indonesia (1.3%)
PT Astra International Tbk	584,900	4,131,068
PT Bank Central Asia Tbk	4,011,500	3,456,576
PT Bank Mandiri Persero Tbk	4,402,000	3,074,129
PT Indofood Sukses Makmur Tbk	4,539,500	2,560,523
PT Indosat Tbk	4,752,000	2,795,601
PT Kalbe Farma Tbk	4,520,000	1,632,502
PT Lippo Karawaci Tbk	49,198,500	3,714,675
PT Telekomunikasi Indonesia Tbk	5,374,500	4,610,936

		25,976,010

Ireland (0.5%)
Accenture plc, Class A	44,929	2,366,860
Covidien plc	34,496	1,521,274
CRH plc	48,154	742,714
Elan Corp. plc*	30,943	327,738
Experian plc	65,854	740,871
Ingersoll-Rand plc	23,095	648,738
James Hardie Industries SE (CDI)*	32,060	174,871
Kerry Group plc, Class A	9,137	319,891
Shire plc	38,171	1,190,242
WPP plc	85,255	786,234
XL Group plc	22,945	431,366

		9,250,799

Israel (0.2%)
Bank Hapoalim B.M.	72,164	250,532
Bank Leumi Le-Israel B.M.	74,404	230,036
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	220,911
Cellcom Israel Ltd.	4,183	85,429
Delek Group Ltd.	318	48,569
Elbit Systems Ltd.	2,042	79,674
Israel Chemicals Ltd.	29,760	339,509
Israel Corp., Ltd.	171	110,553
Israel Discount Bank Ltd., Class A*	49,932	73,176
Makhteshim-Agan Industries Ltd.*	14,770	80,778
Mizrahi Tefahot Bank Ltd.	9,369	77,197
NICE Systems Ltd.*	4,118	123,116
Partner Communications Co., Ltd.	4,716	44,965
Teva Pharmaceutical Industries Ltd.	62,500	2,314,159

		4,078,604

Italy (0.7%)
A2A S.p.A.	61,754	76,813
Assicurazioni Generali S.p.A.	77,580	1,225,495
Atlantia S.p.A.	21,149	303,316
Autogrill S.p.A.	8,219	82,604
Banca Carige S.p.A.	46,932	90,931
Banca Monte dei Paschi di Siena S.p.A.	290,895	161,867
Banco Popolare S.c.a.r.l.	122,423	201,617
Enel Green Power S.p.A.	117,434	267,457
Enel S.p.A.	435,967	1,928,877
ENI S.p.A.	160,338	2,817,209
Exor S.p.A.	3,985	77,758
Fiat Industrial S.p.A.*	52,105	388,513
Fiat S.p.A.	52,105	281,603
Finmeccanica S.p.A.	25,455	175,703
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	66,865	85,669
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	670,164	1,047,139
Luxottica Group S.p.A.	7,938	201,098
Mediaset S.p.A.	48,179	151,264
Mediobanca S.p.A.	36,667	288,780
Parmalat S.p.A.	22,368	47,120
Pirelli & C. S.p.A.	14,796	104,997
Prysmian S.p.A.	14,799	194,109
Saipem S.p.A.	17,946	629,239
Snam Rete Gas S.p.A.	108,030	498,681
Telecom Italia S.p.A.	637,294	692,007
Telecom Italia S.p.A. (RNC)	407,240	395,647
Terna Rete Elettrica Nazionale S.p.A.	77,448	287,287
UniCredit S.p.A.	889,069	946,123
Unione di Banche Italiane S.c.p.A.	51,193	189,026

		13,837,949

Japan (7.0%)
ABC-Mart, Inc.	1,200	46,077
Advantest Corp.	9,500	102,433
Aeon Co., Ltd.	40,100	541,297
Aeon Credit Service Co., Ltd.	6,700	102,771
Aeon Mall Co., Ltd.	4,900	111,410
Air Water, Inc.	8,000	98,728
Aisin Seiki Co., Ltd.	12,900	428,576
Ajinomoto Co., Inc.	46,000	544,015
Alfresa Holdings Corp.	2,300	96,252
All Nippon Airways Co., Ltd.	58,000	181,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Amada Co., Ltd.	25,000	$162,878
Aozora Bank Ltd.	41,000	93,978
Asahi Breweries Ltd.	24,400	516,707
Asahi Glass Co., Ltd.	68,000	662,993
Asahi Kasei Corp.	87,000	522,161
Asics Corp.	9,000	122,052
Astellas Pharma, Inc.	29,800	1,124,216
Bank of Kyoto Ltd.	22,000	195,675
Bank of Yokohama Ltd.	85,000	425,842
Benesse Holdings, Inc.	5,000	220,273
Bridgestone Corp.	44,100	999,941
Brother Industries Ltd.	14,600	171,125
Canon, Inc.	75,700	3,427,094
Casio Computer Co., Ltd.	15,900	100,665
Central Japan Railway Co.	97	845,168
Chiba Bank Ltd.	54,000	373,678
Chiyoda Corp.	9,000	87,862
Chubu Electric Power Co., Inc.	46,800	880,038
Chugai Pharmaceutical Co., Ltd.	14,900	252,490
Chugoku Bank Ltd.	12,000	176,670
Chugoku Electric Power Co., Inc.	21,100	371,819
Citizen Holdings Co., Ltd.	22,800	113,626
Coca-Cola West Co., Ltd.	4,700	90,023
Cosmo Oil Co., Ltd.	36,000	89,277
Credit Saison Co., Ltd.	9,800	188,595
Dai Nippon Printing Co., Ltd.	39,000	403,334
Daicel Chemical Industries Ltd.	24,000	136,401
Daido Steel Co., Ltd.	19,000	113,069
Daihatsu Motor Co., Ltd.	12,000	216,926
Dai-ichi Life Insurance Co., Ltd.	604	624,022
Daiichi Sankyo Co., Ltd.	44,900	934,908
Daikin Industries Ltd.	15,600	446,258
Dainippon Sumitomo Pharma Co., Ltd.	11,000	121,049
Daito Trust Construction Co., Ltd.	4,800	440,135
Daiwa House Industry Co., Ltd.	32,000	411,844
Daiwa Securities Group, Inc.	111,400	415,673
DeNA Co., Ltd.	7,000	292,846
Denki Kagaku Kogyo KK	32,000	121,688
Denso Corp.	31,900	1,022,454
Dentsu, Inc.	11,586	366,421
East Japan Railway Co.	22,537	1,368,437
Eisai Co., Ltd.	16,800	677,095
Electric Power Development Co., Ltd.	7,700	226,903
Elpida Memory, Inc.*	17,200	107,667
FamilyMart Co., Ltd.	4,300	164,246
FANUC Corp.	12,800	1,762,288
Fast Retailing Co., Ltd.	3,600	644,630
Fuji Electric Holdings Co., Ltd.	34,000	87,780
Fuji Heavy Industries Ltd.	40,000	233,659
Fujifilm Holdings Corp.	30,600	710,237
Fujitsu Ltd.	121,000	570,015
Fukuoka Financial Group, Inc.	50,000	209,265
Furukawa Electric Co., Ltd.	48,000	130,435
Gree, Inc.	5,900	176,995
GS Yuasa Corp.	21,000	98,036
Gunma Bank Ltd.	27,000	150,332
Hachijuni Bank Ltd.	30,000	183,660
Hakuhodo DY Holdings, Inc.	1,230	71,357
Hamamatsu Photonics KK	4,400	177,007
Hino Motors Ltd.	21,000	124,818
Hirose Electric Co., Ltd.	1,900	176,565
Hiroshima Bank Ltd.	32,000	158,193
Hisamitsu Pharmaceutical Co., Inc.	4,500	216,101
Hitachi Chemical Co., Ltd.	6,500	106,794
Hitachi Construction Machinery Co., Ltd.	8,300	138,678
Hitachi High-Technologies Corp.	4,500	90,052
Hitachi Ltd.	305,200	1,517,982
Hitachi Metals Ltd.	11,000	126,155
Hokkaido Electric Power Co., Inc.	12,100	178,142
Hokuhoku Financial Group, Inc.	89,000	193,941
Hokuriku Electric Power Co.	11,300	209,320
Honda Motor Co., Ltd.	108,300	3,175,354
Hoya Corp.	29,600	682,151
Ibiden Co., Ltd.	7,700	161,720
Idemitsu Kosan Co., Ltd.	1,500	134,481
IHI Corp.	93,000	205,241
INPEX Corp.	145	893,549
Isetan Mitsukoshi Holdings Ltd.	23,500	237,156
Isuzu Motors Ltd.	75,000	321,123
ITOCHU Corp.	99,000	945,560
ITOCHU Techno-Solutions Corp.	2,500	112,495
Iyo Bank Ltd.	14,000	142,607
J. Front Retailing Co., Ltd.	35,000	166,275
Japan Petroleum Exploration Co.	1,700	61,903
Japan Prime Realty Investment Corp. (REIT)	41	104,885
Japan Real Estate Investment Corp. (REIT)	32	312,155
Japan Retail Fund Investment Corp. (REIT)	117	188,344
Japan Steel Works Ltd.	20,000	119,220
Japan Tobacco, Inc.	300	1,399,643
JFE Holdings, Inc.	31,100	627,157
JGC Corp.	14,000	343,764
Joyo Bank Ltd.	43,000	199,866
JS Group Corp.	17,600	492,985
JSR Corp.	12,200	209,711
JTEKT Corp.	16,400	195,858
Jupiter Telecommunications Co., Ltd.	112	120,420
JX Holdings, Inc.	146,233	820,750
Kajima Corp.	60,000	197,412
Kamigumi Co., Ltd.	17,000	151,999
Kaneka Corp.	19,000	107,193
Kansai Electric Power Co., Inc.	50,300	864,958
Kansai Paint Co., Ltd.	18,000	172,351
Kao Corp.	34,900	970,797
Kawasaki Heavy Industries Ltd.	99,000	251,970
Kawasaki Kisen Kaisha Ltd.	50,000	103,873
KDDI Corp.	191	1,311,804
Keikyu Corp.	29,000	267,627
Keio Corp.	39,000	278,830
Keisei Electric Railway Co., Ltd.	17,000	115,354
Keyence Corp.	2,800	766,651
Kikkoman Corp.	11,000	125,568
Kinden Corp.	12,000	103,385
Kintetsu Corp.	103,000	387,626
Kirin Holdings Co., Ltd.	53,000	691,913
Kobe Steel Ltd.	171,000	286,345
Koito Manufacturing Co., Ltd.	6,000	94,470
Komatsu Ltd.	62,900	1,358,275
Konami Corp.	6,800	228,312
Konica Minolta Holdings, Inc.	30,000	205,520
Kubota Corp.	79,000	631,226
Kuraray Co., Ltd.	23,400	319,010
Kurita Water Industries Ltd.	7,400	206,985
Kyocera Corp.	10,200	852,061
Kyowa Hakko Kirin Co., Ltd.	17,000	189,284
Kyushu Electric Power Co., Inc.	25,900	417,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Lawson, Inc.	4,500	$254,343
Mabuchi Motor Co., Ltd.	1,700	78,565
Makita Corp.	7,800	277,824
Marubeni Corp.	111,000	620,731
Marui Group Co., Ltd.	14,100	105,955
Maruichi Steel Tube Ltd.	3,000	70,662
Mazda Motor Corp.*	102,300	205,945
McDonald’s Holdings Co. Japan Ltd.	4,610	122,519
Medipal Holdings Corp.	9,700	98,025
MEIJI Holdings Co., Ltd.	4,722	223,664
Minebea Co., Ltd.	24,000	80,543
Miraca Holdings, Inc.	3,700	162,655
Mitsubishi Chemical Holdings Corp.	93,000	629,239
Mitsubishi Corp.	93,700	1,908,170
Mitsubishi Electric Corp.	128,000	1,133,620
Mitsubishi Estate Co., Ltd.	84,000	1,359,470
Mitsubishi Gas Chemical Co., Inc.	26,000	159,844
Mitsubishi Heavy Industries Ltd.	199,000	836,836
Mitsubishi Logistics Corp.	6,000	64,586
Mitsubishi Materials Corp.	74,000	180,148
Mitsubishi Motors Corp.*	267,000	352,706
Mitsubishi Tanabe Pharma Corp.	15,000	278,067
Mitsubishi UFJ Financial Group, Inc.	853,900	3,837,913
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	164,156
Mitsui & Co., Ltd.	116,300	1,683,330
Mitsui Chemicals, Inc.	55,000	183,266
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	83,771
Mitsui Fudosan Co., Ltd.	55,000	870,496
Mitsui O.S.K. Lines Ltd.	74,000	283,609
Mizuho Financial Group, Inc.	1,521,744	2,197,913
MS&AD Insurance Group Holdings, Inc.	38,207	828,089
Murata Manufacturing Co., Ltd.	13,100	706,795
Nabtesco Corp.	6,300	119,371
Namco Bandai Holdings, Inc.	12,600	170,221
NEC Corp.*	181,000	367,680
NGK Insulators Ltd.	18,000	271,076
NGK Spark Plug Co., Ltd.	12,000	162,461
NHK Spring Co., Ltd.	9,000	79,390
Nidec Corp.	7,100	571,154
Nikon Corp.	22,400	526,349
Nintendo Co., Ltd.	6,600	961,344
Nippon Building Fund, Inc. (REIT)	39	403,128
Nippon Electric Glass Co., Ltd.	27,000	244,623
Nippon Express Co., Ltd.	55,000	234,251
Nippon Meat Packers, Inc.	12,000	155,872
Nippon Paper Group, Inc.	6,592	175,269
Nippon Sheet Glass Co., Ltd.	66,000	147,412
Nippon Steel Corp.	341,000	976,083
Nippon Telegraph & Telephone Corp.	32,059	1,540,778
Nippon Yusen KK	105,000	283,460
Nishi-Nippon City Bank Ltd.	42,000	129,009
Nissan Motor Co., Ltd.	167,300	1,478,473
Nisshin Seifun Group, Inc.	12,500	163,083
Nisshin Steel Co., Ltd.	41,000	73,261
Nissin Foods Holdings Co., Ltd.	4,400	177,285
Nitori Holdings Co., Ltd.	2,500	251,524
Nitto Denko Corp.	11,300	445,143
NKSJ Holdings, Inc.	25,781	569,553
NOK Corp.	7,800	140,255
Nomura Holdings, Inc.	237,900	866,886
Nomura Real Estate Holdings, Inc.	6,700	101,049
Nomura Real Estate Office Fund, Inc. (REIT)	17	103,599
Nomura Research Institute Ltd.	6,100	138,658
NSK Ltd.	30,000	220,197
NTN Corp.	31,000	145,319
NTT Data Corp.	85	262,249
NTT DoCoMo, Inc.	1,019	1,857,535
NTT Urban Development Corp.	67	48,637
Obayashi Corp.	42,000	208,160
Odakyu Electric Railway Co., Ltd.	42,000	399,091
OJI Paper Co., Ltd.	56,000	307,396
Olympus Corp.	14,300	441,426
Omron Corp.	13,500	264,415
Ono Pharmaceutical Co., Ltd.	5,600	333,464
Oracle Corp. Japan	2,200	77,384
Oriental Land Co., Ltd.	3,400	362,817
ORIX Corp.	6,870	535,379
Osaka Gas Co., Ltd.	125,000	519,590
Otsuka Corp.	1,100	75,735
Otsuka Holdings Co., Ltd.	16,800	459,449
Panasonic Corp.	148,100	1,431,412
Rakuten, Inc.	469	547,683
Resona Holdings, Inc.	123,405	584,285
Ricoh Co., Ltd.	44,000	368,103
Rinnai Corp.	2,400	200,602
Rohm Co., Ltd.	6,500	337,831
Sankyo Co., Ltd.	3,100	167,238
Santen Pharmaceutical Co., Ltd.	4,800	200,603
SBI Holdings, Inc.	1,475	127,412
Secom Co., Ltd.	14,600	701,949
Sega Sammy Holdings, Inc.	13,400	312,975
Seiko Epson Corp.	8,600	108,983
Sekisui Chemical Co., Ltd.	29,000	243,401
Sekisui House Ltd.	36,000	339,302
Seven & I Holdings Co., Ltd.	50,900	1,428,867
Seven Bank Ltd.	45	87,584
Sharp Corp.	65,000	545,741
Shikoku Electric Power Co., Inc.	11,900	327,327
Shimadzu Corp.	17,000	143,189
Shimamura Co., Ltd.	1,200	125,767
Shimano, Inc.	5,000	264,412
Shimizu Corp.	39,000	171,890
Shin-Etsu Chemical Co., Ltd.	27,600	1,353,247
Shinsei Bank Ltd.	92,000	103,303
Shionogi & Co., Ltd.	20,600	304,879
Shiseido Co., Ltd.	25,000	484,190
Shizuoka Bank Ltd.	40,000	418,539
Showa Denko KK	90,000	177,202
Showa Shell Sekiyu KK	11,600	82,650
SMC Corp.	3,700	540,295
Softbank Corp.	58,000	1,697,829
Sojitz Corp.	77,000	140,698
Sony Corp.	67,300	1,291,575
Sony Financial Holdings, Inc.	11,400	172,400
Square Enix Holdings Co., Ltd.	3,500	62,899
Stanley Electric Co., Ltd.	8,700	131,412
Sumco Corp.*	9,100	85,036
Sumitomo Chemical Co., Ltd.	100,000	384,611
Sumitomo Corp.	75,800	937,221
Sumitomo Electric Industries Ltd.	50,900	595,586
Sumitomo Heavy Industries Ltd.	34,000	174,357
Sumitomo Metal Industries Ltd.	224,000	463,871
Sumitomo Metal Mining Co., Ltd.	34,000	450,671
Sumitomo Mitsui Financial Group, Inc.	89,607	2,528,898
Sumitomo Mitsui Trust Holdings, Inc.	203,020	671,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Realty & Development Co., Ltd.	24,000	$461,177
Sumitomo Rubber Industries Ltd.	10,600	135,617
Suruga Bank Ltd.	13,000	126,404
Suzuken Co., Ltd.	4,800	128,835
Suzuki Motor Corp.	21,900	481,748
Sysmex Corp.	5,600	201,152
T&D Holdings, Inc.	39,500	371,770
Taisei Corp.	67,000	184,797
Taisho Pharmaceutical Co., Ltd.†	8,000	196,448
Taiyo Nippon Sanso Corp.	18,000	125,080
Takashimaya Co., Ltd.	16,000	116,390
Takeda Pharmaceutical Co., Ltd.	52,800	2,506,940
TDK Corp.	8,600	299,277
Teijin Ltd.	68,000	243,842
Terumo Corp.	10,800	561,722
THK Co., Ltd.	8,300	138,473
Tobu Railway Co., Ltd.	68,000	320,404
Toho Co., Ltd.	7,000	122,250
Toho Gas Co., Ltd.	32,000	210,081
Tohoku Electric Power Co., Inc.	28,700	397,297
Tokio Marine Holdings, Inc.	47,900	1,214,196
Tokyo Electric Power Co., Inc.*	96,100	294,863
Tokyo Electron Ltd.	11,100	502,818
Tokyo Gas Co., Ltd.	175,000	815,157
Tokyu Corp.	77,000	386,588
Tokyu Land Corp.	31,000	111,329
TonenGeneral Sekiyu KK	19,000	217,900
Toppan Printing Co., Ltd.	37,000	269,589
Toray Industries, Inc.	97,000	679,763
Toshiba Corp.	267,000	1,088,755
Tosoh Corp.	30,000	93,733
TOTO Ltd.	22,000	194,353
Toyo Seikan Kaisha Ltd.	10,100	152,963
Toyo Suisan Kaisha Ltd.	6,000	164,420
Toyoda Gosei Co., Ltd.	3,500	66,233
Toyota Boshoku Corp.	3,400	48,643
Toyota Industries Corp.	11,600	337,397
Toyota Motor Corp.	184,100	6,293,355
Toyota Tsusho Corp.	14,400	246,050
Trend Micro, Inc.	6,700	209,132
Tsumura & Co.	4,300	137,033
Ube Industries Ltd.	74,000	245,356
Unicharm Corp.	7,100	340,789
Ushio, Inc.	6,900	104,812
USS Co., Ltd.	1,250	106,325
West Japan Railway Co.	11,300	484,595
Yahoo! Japan Corp.	978	303,846
Yakult Honsha Co., Ltd.	6,300	196,004
Yamada Denki Co., Ltd.	5,450	380,506
Yamaguchi Financial Group, Inc.	14,000	141,188
Yamaha Corp.	10,100	109,015
Yamaha Motor Co., Ltd.*	18,300	239,671
Yamato Holdings Co., Ltd.	27,700	504,147
Yamato Kogyo Co., Ltd.	2,200	57,545
Yamazaki Baking Co., Ltd.	7,000	106,268
Yaskawa Electric Corp.	16,000	120,689
Yokogawa Electric Corp.*	15,500	146,080

		140,603,245

Lebanon (0.2%)
Banque Audi sal-Audi Saradar Group (Registered) (GDR)	213,297	1,448,022
BLOM Bank SAL (GDR)	183,583	1,442,017

		2,890,039

Luxembourg (0.1%)
ArcelorMittal S.A.	56,797	907,107
Millicom International Cellular S.A. (SDR)	5,284	529,182
SES S.A. (FDR)	20,273	492,263
Tenaris S.A.	32,622	414,408

		2,342,960

Macau (0.0%)
Sands China Ltd.*	152,787	351,408
Wynn Macau Ltd.	109,200	252,281

		603,689

Malaysia (0.6%)
AirAsia Bhd	1,964,900	1,789,072
Axiata Group Bhd	3,826,300	5,468,824
CIMB Group Holdings Bhd	1,206,000	2,615,662
Sime Darby Bhd	947,000	2,463,676

		12,337,234

Mauritius (0.0%)
Essar Energy plc*	21,520	83,417

Mexico (0.8%)
America Movil S.A.B. de C.V. (Frankfurt Exchange) (ADR)	356,098	7,862,644
America Movil S.A.B. de C.V. (New York Exchange) (ADR)	25,600	565,248
Desarrolladora Homex S.A.B. de C.V. (ADR)*	39,030	526,905
Empresas ICA S.A.B. de C.V.*	394,100	437,338
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	90,100	5,840,282
Fresnillo plc	12,043	296,341

		15,528,758

Netherlands (1.4%)
Aegon N.V.*	115,538	465,792
Akzo Nobel N.V.	15,277	675,364
ASML Holding N.V.	28,406	987,057
Corio N.V. (REIT)	3,846	176,992
Delta Lloyd N.V.	7,584	119,788
European Aeronautic Defence and Space Co. N.V.	27,576	773,659
Fugro N.V. (CVA)	4,525	229,122
Heineken Holding N.V.	7,786	300,340
Heineken N.V.	16,856	753,286
ING Groep N.V. (CVA)*	256,670	1,806,447
Koninklijke (Royal) KPN N.V.	101,958	1,342,230
Koninklijke Ahold N.V.	80,250	943,594
Koninklijke Boskalis Westminster N.V.	4,743	145,915
Koninklijke DSM N.V.	10,424	453,197
Koninklijke Philips Electronics N.V.	67,314	1,204,968
Koninklijke Vopak N.V.	4,736	226,896
PostNL N.V.	22,429	98,217
QIAGEN N.V.*	15,538	214,576
Randstad Holding N.V.	8,414	268,405
Reed Elsevier N.V.	44,776	489,637
Royal Dutch Shell plc, Class A	239,848	7,438,961
Royal Dutch Shell plc, Class B	179,716	5,581,939
SBM Offshore N.V.	12,000	208,094
TNT Express N.V.	24,589	169,661
Unilever N.V. (CVA)	108,993	3,452,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wolters Kluwer N.V.	19,781	$320,333

		28,846,716

New Zealand (0.0%)
Auckland International Airport Ltd.	72,138	125,318
Contact Energy Ltd.*	28,429	117,454
Fletcher Building Ltd.	48,640	282,615
Sky City Entertainment Group Ltd.	40,683	102,410
Telecom Corp. of New Zealand Ltd.	131,105	259,254

		887,051

Norway (0.2%)
Aker Solutions ASA	11,032	105,853
DnB NOR ASA	64,877	647,682
Gjensidige Forsikring ASA	13,685	141,670
Norsk Hydro ASA	62,749	285,092
Orkla ASA	51,508	391,892
Renewable Energy Corp. ASA*	37,110	32,543
Statoil ASA	75,125	1,605,183
Telenor ASA	49,554	763,912
Yara International ASA	12,650	482,415

		4,456,242

Peru (0.3%)
Cia de Minas Buenaventura S.A. (ADR)	84,640	3,194,314
Credicorp Ltd.	34,370	3,168,914

		6,363,228

Philippines (0.8%)
Ayala Corp.	388,046	2,556,847
Metro Pacific Investments Corp.	47,799,000	2,961,876
Metropolitan Bank & Trust	2,835,421	4,234,184
Philippine Long Distance Telephone Co.	68,410	3,415,186
SM Investments Corp.	278,520	3,306,774

		16,474,867

Poland (0.3%)
Telekomunikacja Polska S.A.	939,463	4,894,037

Portugal (0.3%)
Banco Comercial Portugues S.A. (Registered)*	205,666	53,358
Banco Espirito Santo S.A. (Registered)	39,004	103,280
Cimpor Cimentos de Portugal SGPS S.A.	15,910	106,602
EDP - Energias de Portugal S.A.	130,061	399,462
Galp Energia SGPS S.A., Class B	15,375	280,184
Jeronimo Martins SGPS S.A.	360,531	5,617,691
Portugal Telecom SGPS S.A. (Registered)	45,241	329,887

		6,890,464

Russia (0.7%)
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	6,813	342,976
LUKOIL OAO (OTC Exchange) (ADR)	144,168	7,235,792
Protek*	548,456	548,456
Rosneft Oil Co. (Registered) (London Exchange) (GDR)	647,289	3,771,020
Tatneft (ADR)	64,082	1,572,907

		13,471,151

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	114,000	176,064
CapitaLand Ltd.	169,000	315,048
CapitaMall Trust (REIT)	137,000	190,243
CapitaMalls Asia Ltd.	85,564	78,123
City Developments Ltd.	31,000	225,030
ComfortDelGro Corp., Ltd.	131,000	130,240
Cosco Corp., (Singapore) Ltd.	77,000	52,927
DBS Group Holdings Ltd.	115,000	1,030,948
Fraser and Neave Ltd.	56,000	245,117
Genting Singapore plc*	406,457	472,349
Global Logistic Properties Ltd.*	138,000	173,148
Golden Agri-Resources Ltd.	410,225	188,404
Hutchison Port Holdings Trust, Class U	350,000	231,556
Jardine Cycle & Carriage Ltd.	7,000	222,210
Keppel Corp., Ltd.	94,600	554,123
Keppel Land Ltd.	48,000	93,781
Neptune Orient Lines Ltd.	72,750	59,854
Olam International Ltd.	78,000	132,982
Oversea-Chinese Banking Corp., Ltd.	166,000	1,021,536
SembCorp Industries Ltd.	67,000	172,892
SembCorp Marine Ltd.	57,000	139,429
Singapore Airlines Ltd.	36,000	311,483
Singapore Exchange Ltd.	55,000	275,922
Singapore Press Holdings Ltd.	99,000	282,937
Singapore Technologies Engineering Ltd.	105,000	222,572
Singapore Telecommunications Ltd.	536,000	1,294,121
StarHub Ltd.	36,288	78,960
United Overseas Bank Ltd.	84,000	1,081,211
UOL Group Ltd.	31,000	97,649
Wilmar International Ltd.	130,000	515,672

		10,066,531

South Africa (1.0%)
AVI Ltd.	837,527	3,343,317
Clicks Group Ltd.	545,500	2,530,299
MTN Group Ltd.	282,798	4,626,825
Naspers Ltd., Class N	148,144	6,412,696
Pick n Pay Stores Ltd.	618,357	2,788,081

		19,701,218

South Korea (3.1%)
Cheil Industries, Inc.	18,727	1,297,282
Cheil Worldwide, Inc.	96,858	1,518,981
Hyundai Engineering & Construction Co., Ltd.	32,243	1,636,856
Hyundai Mobis	14,475	4,110,946
Hyundai Motor Co.	39,128	6,863,605
Hyundai Steel Co.	23,536	1,718,886
KB Financial Group, Inc.	81,461	2,660,479
Korea Aerospace Industries Ltd.*	88,730	2,614,636
Korean Air Lines Co., Ltd.	50,526	1,865,391
KT&G Corp.	24,991	1,558,819
LG Chem Ltd.	13,622	3,608,871
LG Household & Health Care Ltd.	4,483	2,017,384
Mando Corp.	13,244	2,135,523
NCSoft Corp.	12,353	3,492,378
NHN Corp.*	15,126	2,851,666
Samsung Electronics Co., Ltd.	16,081	11,264,952
Samsung Electronics Co., Ltd. (Preference)	4,061	1,939,785
Samsung Fire & Marine Insurance Co., Ltd.	15,709	2,805,072
Shinhan Financial Group Co., Ltd.	116,789	4,084,154
SSCP Co., Ltd.	71,190	227,274
Woongjin Coway Co., Ltd.	80,648	2,551,652

		62,824,592

Spain (1.1%)
Abertis Infraestructuras S.A.	26,106	401,151
Acciona S.A.	1,464	123,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Acerinox S.A.	6,517	$73,282
ACS Actividades de Construccion y Servicios S.A.	9,449	333,401
Amadeus IT Holding S.A., Class A	19,409	311,568
Banco Bilbao Vizcaya Argentaria S.A.	288,478	2,350,548
Banco de Sabadell S.A.	70,039	250,856
Banco Popular Espanol S.A.	65,296	300,659
Banco Santander S.A.	564,176	4,612,163
Bankia S.A.*	57,848	282,761
Bankinter S.A.	11,443	62,325
CaixaBank	49,867	219,915
Distribuidora Internacional de Alimentacion S.A.*	38,467	151,484
EDP Renovaveis S.A.*	11,889	64,883
Enagas S.A.	12,072	222,313
Ferrovial S.A.	24,121	275,540
Fomento de Construcciones y Contratas S.A.	2,498	61,733
Gas Natural SDG S.A.	21,470	365,952
Grifols S.A.*	10,731	200,732
Iberdrola S.A.	263,359	1,782,273
Inditex S.A.	14,410	1,234,040
Indra Sistemas S.A.	6,558	94,410
Mapfre S.A.	47,118	145,547
Mediaset Espana Comunicacion S.A.	10,047	57,046
Red Electrica Corporacion S.A.	6,880	313,965
Repsol YPF S.A.	53,136	1,400,023
Telefonica S.A.	273,287	5,239,269
Zardoya Otis S.A.	10,981	140,031

		21,071,453

Sweden (0.8%)
Alfa Laval AB	22,876	359,145
Assa Abloy AB, Class B	21,485	442,307
Atlas Copco AB, Class A	45,380	801,621
Atlas Copco AB, Class B	26,389	413,986
Boliden AB	18,620	192,077
Electrolux AB, Class B	16,788	246,099
Getinge AB, Class B	13,365	291,340
Hennes & Mauritz AB, Class B	67,975	2,030,490
Hexagon AB, Class B	16,887	219,791
Holmen AB, Class B	4,318	107,154
Husqvarna AB, Class B	27,976	112,941
Industrivarden AB, Class C	7,710	80,594
Investor AB, Class B	29,552	518,719
Kinnevik Investment AB, Class B	12,656	234,515
Modern Times Group AB, Class B	2,747	109,675
Nordea Bank AB	176,330	1,424,793
Ratos AB, Class B	11,418	131,306
Sandvik AB	66,254	761,070
Scania AB, Class B	21,665	308,879
Securitas AB, Class B	21,200	154,535
Skandinaviska Enskilda Banken AB, Class A	90,976	489,140
Skanska AB, Class B	27,529	380,542
SKF AB, Class B	26,519	499,778
SSAB AB, Class A	10,174	75,292
Svenska Cellulosa AB, Class B	37,846	460,148
Svenska Handelsbanken AB, Class A	32,018	813,969
Swedbank AB, Class A	54,295	598,298
Swedish Match AB	13,971	462,288
Tele2 AB, Class B	21,456	392,341
Telefonaktiebolaget LM Ericsson, Class B	202,094	1,936,387
TeliaSonera AB	144,020	950,320
Volvo AB, Class B	92,361	902,990

		16,902,530

Switzerland (3.0%)
ABB Ltd. (Registered)*	147,000	2,510,423
ACE Ltd.	23,642	1,432,705
Actelion Ltd. (Registered)*	7,435	247,349
Adecco S.A. (Registered)*	8,920	349,779
Aryzta AG	5,931	256,902
Baloise Holding AG (Registered)	3,053	223,118
Cie Financiere Richemont S.A., Class A	35,123	1,559,135
Credit Suisse Group AG (Registered)*	75,741	1,965,417
GAM Holding AG*	15,146	189,296
Geberit AG (Registered)*	2,601	478,156
Givaudan S.A. (Registered)*	581	453,891
Glencore International plc	55,957	346,332
Holcim Ltd. (Registered)*	16,227	857,876
Julius Baer Group Ltd.*	13,803	459,979
Kuehne + Nagel International AG (Registered)	3,604	403,134
Lindt & Spruengli AG	57	165,903
Lindt & Spruengli AG (Registered)	7	241,843
Lonza Group AG (Registered)*	3,207	192,503
Nestle S.A. (Registered)	231,394	12,719,803
Noble Corp.*	17,502	513,684
Novartis AG (Registered)	155,965	8,704,337
Pargesa Holding S.A.	1,892	129,316
Roche Holding AG	46,906	7,546,317
Schindler Holding AG	3,285	351,731
Schindler Holding AG (Registered)	1,478	161,161
SGS S.A. (Registered)	366	555,067
Sika AG	136	240,443
Sonova Holding AG (Registered)*	3,569	322,060
STMicroelectronics N.V.	43,194	282,232
Straumann Holding AG (Registered)	491	76,766
Sulzer AG (Registered)	1,625	166,356
Swatch Group AG	7,702	2,524,076
Swatch Group AG (Registered)	2,966	177,256
Swiss Life Holding AG (Registered)*	2,140	233,910
Swiss Reinsurance Co., Ltd.*	23,423	1,090,154
Swisscom AG (Registered)	1,493	606,648
Syngenta AG (Registered)*	6,344	1,643,472
Transocean Ltd.	21,445	1,031,642
Tyco International Ltd.	32,421	1,321,156
UBS AG (Registered)*	241,903	2,753,647
Wolseley plc	19,314	480,787
Xstrata plc	137,865	1,729,024
Zurich Financial Services AG*	9,796	2,028,026

		59,722,812

Taiwan (1.4%)
Advanced Semiconductor Engineering, Inc.	1,290,843	1,100,666
Asustek Computer, Inc.	367,862	2,747,323
Catcher Technology Co., Ltd.	327,000	1,875,653
China Steel Corp.	30,091	29,246
Chunghwa Telecom Co., Ltd.	571,000	1,900,081
Formosa Plastics Corp.	838,000	2,215,553
Fubon Financial Holding Co., Ltd.	1,104,849	1,143,439
Hon Hai Precision Industry Co., Ltd.	974,033	2,174,361
HTC Corp.	165,812	3,642,731
Taiwan Cement Corp.	1,441,000	1,527,150
Taiwan Semiconductor Manufacturing Co., Ltd.	2,093,133	4,742,538
TPK Holding Co., Ltd.*	52,350	970,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Uni-President Enterprises Corp.	2,214,016	$2,850,217

		26,919,555

Thailand (0.7%)
Banpu PCL (NVDR)	92,800	1,543,127
Kasikornbank PCL	90,500	339,903
Kasikornbank PCL (NVDR)	921,800	3,408,839
Land and Houses PCL (NVDR) (NVDR)	14,211,300	2,945,119
PTT PCL	23,600	197,394
PTT PCL (NVDR)	188,200	1,547,718
Siam Cement PCL (NVDR)	267,400	2,218,785
Thai Airways International PCL	1,346,400	866,270
Thai Airways International PCL (NVDR)	580,600	366,081

		13,433,236

Turkey (0.7%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	377,208	4,343,609
Coca-Cola Icecek A/S	145,186	1,971,409
Turk Telekomunikasyon A/S	706,157	3,022,361
Turkiye Garanti Bankasi A/S	1,281,201	4,967,436

		14,304,815

United Kingdom (6.2%)
3i Group plc	66,027	192,072
Admiral Group plc	14,459	283,478
Aggreko plc	17,652	445,802
AMEC plc	22,573	283,918
Anglo American plc	88,397	3,048,425
Antofagasta plc	26,824	380,860
ARM Holdings plc	90,118	771,316
Associated British Foods plc	24,063	412,704
AstraZeneca plc	91,994	4,073,188
Autonomy Corp. plc*	15,414	610,552
Aviva plc	188,189	889,219
Babcock International Group plc	24,366	247,676
BAE Systems plc	229,504	946,177
Balfour Beatty plc	49,527	195,670
Barclays plc	773,487	1,898,775
BG Group plc	226,593	4,314,850
BHP Billiton plc	142,659	3,780,173
BP plc	1,259,110	7,552,021
British American Tobacco plc	133,049	5,639,272
British Land Co. plc (REIT)	53,373	394,154
British Sky Broadcasting Group plc	76,750	787,969
BT Group plc, Class A	511,777	1,371,880
Bunzl plc	22,311	264,996
Burberry Group plc	29,503	534,048
Cairn Energy plc*	91,879	398,193
Capita Group plc	42,386	463,277
Capital Shopping Centres Group plc (REIT)	41,250	209,559
Carnival plc	12,403	383,795
Centrica plc	339,438	1,560,375
Cobham plc	77,862	211,196
Compass Group plc	126,139	1,020,020
Diageo plc	167,457	3,185,997
Eurasian Natural Resources Corp.	16,968	151,116
G4S plc	87,706	363,647
GKN plc	103,615	280,123
GlaxoSmithKline plc	344,222	7,106,969
Hammerson plc (REIT)	47,795	278,962
HSBC Holdings plc	1,188,694	9,059,442
ICAP plc	35,028	222,651
Imperial Tobacco Group plc	67,719	2,286,904
Inmarsat plc	29,611	224,979
Intercontinental Hotels Group plc	20,251	328,747
International Consolidated Airlines Group S.A.*	63,077	148,514
International Power plc	103,564	490,601
Intertek Group plc	10,772	308,849
Invensys plc	54,867	190,681
Investec plc	34,104	183,924
ITV plc*	253,129	232,253
J Sainsbury plc	79,000	335,621
Johnson Matthey plc	14,603	357,443
Kazakhmys plc	14,558	178,267
Kingfisher plc	160,673	615,887
Land Securities Group plc (REIT)	51,426	512,228
Legal & General Group plc	398,734	596,753
Lloyds Banking Group plc*	2,735,599	1,450,582
London Stock Exchange Group plc	9,901	124,236
Lonmin plc	10,347	168,301
Man Group plc	129,264	334,307
Marks & Spencer Group plc	107,420	522,210
National Grid plc	234,218	2,322,288
Next plc	11,909	466,148
Old Mutual plc	358,376	579,432
Pearson plc	55,172	971,105
Petrofac Ltd.	16,165	299,069
Prudential plc	167,988	1,437,840
Randgold Resources Ltd.	6,129	596,480
Reckitt Benckiser Group plc	40,957	2,070,659
Reed Elsevier plc	82,492	628,435
Resolution Ltd.	93,803	360,044
Rexam plc	59,650	286,062
Rio Tinto plc	95,112	4,200,610
Rolls-Royce Holdings plc*	126,126	1,156,419
Royal Bank of Scotland Group plc*	1,149,810	411,633
RSA Insurance Group plc	232,102	398,119
SABMiller plc	204,098	6,563,482
SABMiller plc (Quote MTF Exchange)	63,252	2,055,816
Sage Group plc	89,347	354,252
Schroders plc	7,922	157,182
Scottish & Southern Energy plc	62,797	1,255,869
Segro plc (REIT)	53,370	182,221
Serco Group plc	33,377	264,453
Severn Trent plc	16,096	385,177
Smith & Nephew plc	60,237	541,566
Smiths Group plc	26,526	408,674
Standard Chartered plc	158,609	3,165,737
Standard Life plc	152,112	471,089
Subsea 7 S.A.*	18,879	358,922
Tesco plc	540,080	3,159,171
TUI Travel plc	36,884	84,993
Tullow Oil plc	60,182	1,221,014
Unilever plc	85,573	2,680,639
United Utilities Group plc	46,387	449,272
Vedanta Resources plc	7,791	132,670
Vodafone Group plc	3,420,768	8,833,604
Weir Group plc	14,046	336,545
Whitbread plc	11,912	291,865
WM Morrison Supermarkets plc	152,184	686,230

		124,030,590

United States (36.4%)
3M Co.	49,492	3,553,031
Abbott Laboratories, Inc.	108,687	5,558,253
Abercrombie & Fitch Co., Class A	6,053	372,623
Adobe Systems, Inc.*	34,481	833,406
Advanced Micro Devices, Inc.*	39,932	202,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
AES Corp.*	45,921	$448,189
Aetna, Inc.	26,035	946,372
Aflac, Inc.	32,621	1,140,104
Agilent Technologies, Inc.*	24,240	757,500
Air Products and Chemicals, Inc.	14,892	1,137,302
Airgas, Inc.	4,752	303,273
AK Steel Holding Corp.	7,649	50,024
Akamai Technologies, Inc.*	12,984	258,122
Alcoa, Inc.	74,577	713,702
Allegheny Technologies, Inc.	7,384	273,134
Allergan, Inc.	21,476	1,769,193
Allstate Corp.	36,069	854,475
Alpha Natural Resources, Inc.*	15,704	277,804
Altera Corp.	22,699	715,699
Altria Group, Inc.	144,611	3,877,021
Amazon.com, Inc.*	25,357	5,482,944
Ameren Corp.	16,975	505,346
American Electric Power Co., Inc.	33,624	1,278,384
American Express Co.	72,512	3,255,789
American International Group, Inc.*	30,667	673,141
American Tower Corp., Class A*	27,609	1,485,364
Ameriprise Financial, Inc.	16,483	648,771
AmerisourceBergen Corp.	18,799	700,639
Amgen, Inc.	64,519	3,545,319
Amphenol Corp., Class A	11,863	483,655
Anadarko Petroleum Corp.	34,763	2,191,807
Analog Devices, Inc.	21,008	656,500
Aon Corp.	22,809	957,522
Apache Corp.	26,810	2,151,234
Apartment Investment & Management Co. (REIT), Class A	8,573	189,635
Apollo Group, Inc., Class A*	8,513	337,200
Apple, Inc.*	64,730	24,673,781
Applied Materials, Inc.	92,424	956,588
Archer-Daniels-Midland Co.	47,183	1,170,610
Assurant, Inc.	6,716	240,433
AT&T, Inc.	413,762	11,800,492
Autodesk, Inc.*	15,803	439,007
Automatic Data Processing, Inc.	34,189	1,612,011
AutoNation, Inc.*	3,460	113,419
AutoZone, Inc.*	2,033	648,913
AvalonBay Communities, Inc. (REIT)	6,570	749,308
Avery Dennison Corp.	7,489	187,824
Avon Products, Inc.	30,285	593,586
Baker Hughes, Inc.	30,463	1,406,172
Ball Corp.	11,419	354,217
Bank of America Corp.	707,627	4,330,677
Bank of New York Mellon Corp.	85,947	1,597,755
Baxter International, Inc.	39,725	2,230,161
BB&T Corp.	48,569	1,035,977
Becton, Dickinson and Co.	15,222	1,116,077
Bed Bath & Beyond, Inc.*	17,084	979,084
Bemis Co., Inc.	7,220	211,618
Berkshire Hathaway, Inc., Class B*	122,791	8,723,073
Best Buy Co., Inc.	21,146	492,702
Big Lots, Inc.*	4,577	159,417
Biogen Idec, Inc.*	16,963	1,580,103
BlackRock, Inc.	6,989	1,034,442
BMC Software, Inc.*	12,150	468,504
Boeing Co.	51,750	3,131,392
Boston Properties, Inc. (REIT)	10,262	914,344
Boston Scientific Corp.*	107,232	633,741
Bristol-Myers Squibb Co.	119,103	3,737,452
Broadcom Corp., Class A*	33,631	1,119,576
Brown-Forman Corp., Class B	7,042	493,926
C.H. Robinson Worldwide, Inc.	11,520	788,774
C.R. Bard, Inc.	6,104	534,344
CA, Inc.	26,539	515,122
Cablevision Systems Corp. - New York Group, Class A	15,573	244,963
Cabot Oil & Gas Corp.	7,234	447,857
Cameron International Corp.*	17,176	713,491
Campbell Soup Co.	12,663	409,901
Capital One Financial Corp.	32,178	1,275,214
Cardinal Health, Inc.	24,059	1,007,591
CareFusion Corp.*	15,465	370,387
CarMax, Inc.*	15,648	373,205
Carnival Corp.	32,293	978,478
Caterpillar, Inc.	45,113	3,331,144
CB Richard Ellis Group, Inc., Class A*	22,727	305,905
CBS Corp., Class B	46,648	950,686
Celgene Corp.*	32,033	1,983,483
CenterPoint Energy, Inc.	29,548	579,732
Central European Distribution Corp. (Euro Comp Exchange)*	142,325	997,698
Central European Distribution Corp. (NASDAQ)*	9,755	68,383
CenturyLink, Inc.	43,052	1,425,882
Cephalon, Inc.*	5,504	444,173
Cerner Corp.*	10,157	695,958
CF Industries Holdings, Inc.	5,013	618,554
Charles Schwab Corp.	75,290	848,518
Chesapeake Energy Corp.	46,153	1,179,209
Chevron Corp.	139,888	12,942,438
Chipotle Mexican Grill, Inc.*	2,190	663,460
Chubb Corp.	19,963	1,197,580
CIGNA Corp.	18,960	795,182
Cincinnati Financial Corp.	11,308	297,740
Cintas Corp.	7,786	219,098
Cisco Systems, Inc.	384,044	5,948,842
Citigroup, Inc.	203,744	5,219,921
Citrix Systems, Inc.*	13,193	719,414
Cliffs Natural Resources, Inc.	10,201	521,985
Clorox Co.	9,179	608,843
CME Group, Inc.	4,687	1,154,877
CMS Energy Corp.	17,492	346,167
Coach, Inc.	20,179	1,045,878
Coca-Cola Co.	160,318	10,831,084
Coca-Cola Enterprises, Inc.	22,180	551,838
Cognizant Technology Solutions Corp., Class A*	21,205	1,329,554
Colgate-Palmolive Co.	33,933	3,009,178
Comcast Corp., Class A	191,940	4,011,546
Comerica, Inc.	14,049	322,706
Computer Sciences Corp.	10,759	288,879
Compuware Corp.*	15,193	116,378
ConAgra Foods, Inc.	28,965	701,532
ConocoPhillips	95,863	6,070,045
Consol Energy, Inc.	15,931	540,539
Consolidated Edison, Inc.	20,446	1,165,831
Constellation Brands, Inc., Class A*	12,900	232,200
Constellation Energy Group, Inc.	14,131	537,826
Corning, Inc.	109,971	1,359,242
Costco Wholesale Corp.	30,573	2,510,655
Coventry Health Care, Inc.*	10,300	296,743
CSX Corp.	76,673	1,431,485
Cummins, Inc.	13,594	1,110,086
CVS Caremark Corp.	93,895	3,152,994
D.R. Horton, Inc.	19,495	176,235
Danaher Corp.	39,738	1,666,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Darden Restaurants, Inc.	9,397	$401,722
DaVita, Inc.*	6,521	408,671
Dean Foods Co.*	12,705	112,693
Deere & Co.	28,900	1,866,073
Dell, Inc.*	108,272	1,532,049
Denbury Resources, Inc.*	27,821	319,941
DENTSPLY International, Inc.	9,902	303,892
Devon Energy Corp.	29,080	1,612,195
DeVry, Inc.	4,275	158,004
Diamond Offshore Drilling, Inc.	4,823	264,011
DIRECTV, Class A*	51,546	2,177,818
Discover Financial Services	38,215	876,652
Discovery Communications, Inc., Class A*	19,110	718,918
Dominion Resources, Inc.	39,742	2,017,701
Dover Corp.	12,957	603,796
Dow Chemical Co.	82,488	1,852,680
Dr. Pepper Snapple Group, Inc.	15,148	587,439
DTE Energy Co.	11,755	576,230
Duke Energy Corp.	92,746	1,853,993
Dun & Bradstreet Corp.	3,455	211,653
E*TRADE Financial Corp.*	17,513	159,543
E.I. du Pont de Nemours & Co.	65,116	2,602,687
Eastman Chemical Co.	4,908	336,345
Eaton Corp.	23,830	845,965
eBay, Inc.*	80,097	2,362,061
Ecolab, Inc.	16,141	789,133
Edison International	22,875	874,969
Edwards Lifesciences Corp.*	8,094	576,940
El Paso Corp.	53,590	936,753
Electronic Arts, Inc.*	23,193	474,297
Eli Lilly and Co.	71,215	2,632,819
EMC Corp.*	144,192	3,026,590
Emerson Electric Co.	51,994	2,147,872
Entergy Corp.	12,263	812,914
EOG Resources, Inc.	18,800	1,334,988
EQT Corp.	10,517	561,187
Equifax, Inc.	8,560	263,134
Equity Residential (REIT)	20,736	1,075,576
Estee Lauder Cos., Inc., Class A	7,915	695,254
Exelon Corp.	46,396	1,976,934
Expedia, Inc.	13,595	350,071
Expeditors International of Washington, Inc.	14,731	597,342
Express Scripts, Inc.*	34,128	1,265,125
Exxon Mobil Corp.	339,467	24,655,488
F5 Networks, Inc.*	5,608	398,448
Family Dollar Stores, Inc.	8,395	426,970
Fastenal Co.	20,741	690,260
Federated Investors, Inc., Class B	6,424	112,613
FedEx Corp.	22,141	1,498,503
Fidelity National Information Services, Inc.	17,305	420,858
Fifth Third Bancorp	64,494	651,389
First Horizon National Corp.	18,162	108,246
First Solar, Inc.*	4,103	259,351
FirstEnergy Corp.	29,235	1,312,944
Fiserv, Inc.*	9,782	496,632
FLIR Systems, Inc.	11,066	277,203
Flowserve Corp.	3,873	286,602
Fluor Corp.	12,085	562,557
FMC Corp.	4,959	342,964
FMC Technologies, Inc.*	16,840	633,184
Ford Motor Co.*	265,342	2,565,857
Forest Laboratories, Inc.*	19,169	590,214
Fortune Brands, Inc.	10,745	581,090
Franklin Resources, Inc.	10,167	972,372
Freeport-McMoRan Copper & Gold, Inc.	66,191	2,015,516
Frontier Communications Corp.	68,944	421,248
GameStop Corp., Class A*	9,497	219,381
Gannett Co., Inc.	16,628	158,465
Gap, Inc.	24,223	393,382
General Dynamics Corp.	25,258	1,436,928
General Electric Co.	740,132	11,279,612
General Mills, Inc.	45,157	1,737,190
Genuine Parts Co.	10,928	555,142
Genworth Financial, Inc., Class A*	33,986	195,080
Gilead Sciences, Inc.*	53,862	2,089,846
Goldman Sachs Group, Inc.	35,314	3,338,939
Goodrich Corp.	8,714	1,051,606
Goodyear Tire & Rubber Co.*	16,857	170,087
Google, Inc., Class A*	17,585	9,045,372
H&R Block, Inc.	21,177	281,866
H.J. Heinz Co.	22,326	1,127,016
Halliburton Co.	64,219	1,959,964
Harley-Davidson, Inc.	16,614	570,359
Harman International Industries, Inc.	4,833	138,127
Harris Corp.	8,393	286,789
Hartford Financial Services Group, Inc.	30,853	497,967
Hasbro, Inc.	8,443	275,326
HCP, Inc. (REIT)	28,532	1,000,332
Health Care REIT, Inc. (REIT)	12,421	581,303
Helmerich & Payne, Inc.	7,563	307,058
Hershey Co.	10,789	639,140
Hess Corp.	21,207	1,112,519
Hewlett-Packard Co.	144,834	3,251,523
Home Depot, Inc.	109,217	3,589,963
Honeywell International, Inc.	54,544	2,395,027
Hormel Foods Corp.	9,605	259,527
Hospira, Inc.*	11,511	425,907
Host Hotels & Resorts, Inc. (REIT)	49,340	539,780
Hudson City Bancorp, Inc.	36,541	206,822
Humana, Inc.	11,693	850,432
Huntington Bancshares, Inc./Ohio	59,758	286,838
Illinois Tool Works, Inc.	34,310	1,427,296
Integrys Energy Group, Inc.	5,382	261,673
Intel Corp.	366,619	7,819,983
IntercontinentalExchange, Inc.*	5,174	611,877
International Business Machines Corp.	83,383	14,594,526
International Flavors & Fragrances, Inc.	5,720	321,578
International Game Technology	20,729	301,192
International Paper Co.	30,507	709,288
Interpublic Group of Cos., Inc.	33,902	244,094
Intuit, Inc.*	21,234	1,007,341
Intuitive Surgical, Inc.*	2,734	995,942
Invesco Ltd.	31,480	488,255
Iron Mountain, Inc.	14,197	448,909
ITT Corp.	12,971	544,782
J.C. Penney Co., Inc.	9,979	267,238
J.M. Smucker Co.	7,948	579,330
Jabil Circuit, Inc.	12,723	226,342
Jacobs Engineering Group, Inc.*	9,046	292,095
Janus Capital Group, Inc.	12,910	77,460
JDS Uniphase Corp.*	16,087	160,387
Johnson & Johnson	191,336	12,190,017
Johnson Controls, Inc.	47,609	1,255,449
Joy Global, Inc.	7,395	461,300
JPMorgan Chase & Co.	272,227	8,199,477
Juniper Networks, Inc.*	37,110	640,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kellogg Co.	17,477	$929,602
KeyCorp	66,157	392,311
Kimberly-Clark Corp.	27,369	1,943,473
Kimco Realty Corp. (REIT)	28,160	423,245
KLA-Tencor Corp.	11,601	444,086
Kohl’s Corp.	19,599	962,311
Kraft Foods, Inc., Class A	123,321	4,141,119
Kroger Co.	42,283	928,535
L-3 Communications Holdings, Inc.	7,409	459,136
Laboratory Corp. of America Holdings*	7,074	559,200
Legg Mason, Inc.	9,153	235,324
Leggett & Platt, Inc.	9,687	191,706
Lennar Corp., Class A	11,148	150,944
Leucadia National Corp.	13,730	311,396
Lexmark International, Inc., Class A*	5,454	147,422
Life Technologies Corp.*	12,488	479,914
Limited Brands, Inc.	17,288	665,761
Lincoln National Corp.	21,361	333,872
Linear Technology Corp.	16,067	444,253
Lockheed Martin Corp.	19,215	1,395,778
Loews Corp.	21,836	754,434
Lorillard, Inc.	9,665	1,069,915
Lowe’s Cos., Inc.	88,009	1,702,094
LSI Corp.*	39,998	207,190
M&T Bank Corp.	8,732	610,367
Macy’s, Inc.	29,740	782,757
Marathon Oil Corp.	49,958	1,078,094
Marathon Petroleum Corp.	24,775	670,411
Marriott International, Inc., Class A	19,814	539,733
Marsh & McLennan Cos., Inc.	37,818	1,003,690
Masco Corp.	24,844	176,889
Mastercard, Inc., Class A	7,454	2,364,111
Mattel, Inc.	23,813	616,519
McCormick & Co., Inc. (Non-Voting)	9,224	425,780
McDonald’s Corp.	72,036	6,326,202
McGraw-Hill Cos., Inc.	21,036	862,476
McKesson Corp.	17,197	1,250,222
Mead Johnson Nutrition Co.	107,484	7,398,124
MeadWestvaco Corp.	12,038	295,653
Medco Health Solutions, Inc.*	26,918	1,262,185
Medtronic, Inc.	73,727	2,450,685
MEMC Electronic Materials, Inc.*	15,978	83,725
Merck & Co., Inc.	215,112	7,036,314
MetLife, Inc.	73,876	2,069,267
MetroPCS Communications, Inc.*	20,512	178,660
Microchip Technology, Inc.	13,352	415,381
Micron Technology, Inc.*	70,157	353,591
Microsoft Corp.	520,632	12,958,530
Molex, Inc.	9,583	195,206
Molson Coors Brewing Co., Class B	11,387	451,039
Monsanto Co.	37,378	2,244,175
Monster Worldwide, Inc.*	9,020	64,764
Moody’s Corp.	14,162	431,233
Morgan Stanley	103,597	1,398,559
Mosaic Co.	19,335	946,835
Motorola Mobility Holdings, Inc.*	18,262	689,938
Motorola Solutions, Inc.	21,083	883,378
Murphy Oil Corp.	13,538	597,838
Mylan, Inc.*	29,761	505,937
NASDAQ OMX Group, Inc.*	8,902	205,992
National Oilwell Varco, Inc.	29,595	1,515,856
NetApp, Inc.*	25,794	875,448
Netflix, Inc.*	3,671	415,410
Newell Rubbermaid, Inc.	20,137	239,026
Newfield Exploration Co.*	9,287	368,601
Newmont Mining Corp.	34,571	2,174,516
News Corp., Class A	159,675	2,470,172
NextEra Energy, Inc.	29,569	1,597,317
Nicor, Inc.	3,159	173,777
NIKE, Inc., Class B	26,527	2,268,324
NiSource, Inc.	19,763	422,533
Noble Energy, Inc.	12,312	871,690
Nordstrom, Inc.	11,430	522,122
Norfolk Southern Corp.	24,281	1,481,627
Northeast Utilities	12,507	420,861
Northern Trust Corp.	16,796	587,524
Northrop Grumman Corp.	19,414	1,012,634
Novellus Systems, Inc.*	4,861	132,511
NRG Energy, Inc.*	16,802	356,370
Nucor Corp.	22,210	702,724
NVIDIA Corp.*	42,424	530,300
NYSE Euronext	18,121	421,132
Occidental Petroleum Corp.	56,752	4,057,768
Omnicom Group, Inc.	19,451	716,575
Oneok, Inc.	7,229	477,403
Oracle Corp.	275,877	7,928,705
O’Reilly Automotive, Inc.*	9,491	632,385
Owens-Illinois, Inc.*	11,351	171,627
PACCAR, Inc.	25,615	866,299
Pall Corp.	8,220	348,528
Parker Hannifin Corp.	10,826	683,445
Patterson Cos., Inc.	6,350	181,800
Paychex, Inc.	22,328	588,789
Peabody Energy Corp.	18,891	640,027
People’s United Financial, Inc.	26,322	300,071
Pepco Holdings, Inc.	15,615	295,436
PepsiCo, Inc.	110,503	6,840,136
PerkinElmer, Inc.	7,866	151,106
Pfizer, Inc.	544,736	9,630,932
PG&E Corp.	28,095	1,188,699
Philip Morris International, Inc.	122,637	7,650,096
Pinnacle West Capital Corp.	7,547	324,068
Pioneer Natural Resources Co.	8,212	540,103
Pitney Bowes, Inc.	14,106	265,193
Plum Creek Timber Co., Inc. (REIT)	11,228	389,724
PNC Financial Services Group, Inc.	36,732	1,770,115
PPG Industries, Inc.	11,022	778,815
PPL Corp.	40,515	1,156,298
Praxair, Inc.	21,057	1,968,408
Precision Castparts Corp.	10,078	1,566,726
priceline.com, Inc.*	3,476	1,562,323
Principal Financial Group, Inc.	21,887	496,178
Procter & Gamble Co.	191,846	12,120,830
Progress Energy, Inc.	20,575	1,064,139
Progressive Corp.	44,593	791,972
ProLogis, Inc. (REIT)	32,064	777,552
Prudential Financial, Inc.	33,958	1,591,272
Public Service Enterprise Group, Inc.	35,405	1,181,465
Public Storage (REIT)	9,894	1,101,697
Pulte Group, Inc.*	23,321	92,118
QEP Resources, Inc.	12,231	331,093
QUALCOMM, Inc.	117,286	5,703,618
Quanta Services, Inc.*	14,951	280,929
Quest Diagnostics, Inc.	10,975	541,726
R.R. Donnelley & Sons Co.	13,152	185,706
Ralph Lauren Corp.	4,526	587,022
Range Resources Corp.	11,295	660,306
Raytheon Co.	24,747	1,011,410
Red Hat, Inc.*	13,387	565,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	87,131	$290,146
Republic Services, Inc.	22,361	627,450
Reynolds American, Inc.	23,724	889,176
Robert Half International, Inc.	10,208	216,614
Rockwell Automation, Inc.	10,042	562,352
Rockwell Collins, Inc.	10,759	567,645
Roper Industries, Inc.	6,752	465,280
Ross Stores, Inc.	8,095	636,996
Rowan Cos., Inc.*	9,027	272,525
Ryder System, Inc.	3,589	134,623
Safeway, Inc.	24,170	401,947
SAIC, Inc.*	19,536	230,720
Salesforce.com, Inc.*	9,464	1,081,546
Samsonite International S.A.*	1,519,200	2,119,767
SanDisk Corp.*	16,658	672,150
Sara Lee Corp.	41,391	676,743
SCANA Corp.	8,109	328,009
Schlumberger Ltd.	94,211	5,627,223
Scripps Networks Interactive, Inc., Class A	6,900	256,473
Sealed Air Corp.	11,077	184,986
Sears Holdings Corp.*	2,687	154,556
Sempra Energy	16,652	857,578
Sherwin-Williams Co.	6,193	460,264
Sigma-Aldrich Corp.	8,575	529,849
Simon Property Group, Inc. (REIT)	20,514	2,256,130
Sims Metal Management Ltd.	12,541	148,922
SLM Corp.	35,908	447,055
Snap-on, Inc.	4,034	179,110
Sohu.com, Inc.*	54,600	2,631,720
Southern Co.	59,891	2,537,582
Southwest Airlines Co.	56,263	452,355
Southwestern Energy Co.*	24,387	812,819
Spectra Energy Corp.	45,343	1,112,264
Sprint Nextel Corp.*	210,287	639,272
St. Jude Medical, Inc.	23,113	836,459
Stanley Black & Decker, Inc.	11,747	576,778
Staples, Inc.	49,207	654,453
Starbucks Corp.	52,161	1,945,084
Starwood Hotels & Resorts Worldwide, Inc.	13,344	518,014
State Street Corp.	35,074	1,127,980
Stericycle, Inc.*	6,045	487,952
Stryker Corp.	22,983	1,083,189
Sunoco, Inc.	8,368	259,492
SunTrust Banks, Inc.	37,359	670,594
SUPERVALU, Inc.	14,720	98,035
Symantec Corp.*	52,413	854,332
Synthes, Inc.	4,385	709,011
Sysco Corp.	41,398	1,072,208
T. Rowe Price Group, Inc.	17,899	855,035
Target Corp.	47,144	2,311,942
TECO Energy, Inc.	14,908	255,374
Tellabs, Inc.	24,902	106,830
Tenet Healthcare Corp.*	33,743	139,359
Teradata Corp.*	11,801	631,708
Teradyne, Inc.*	12,858	141,567
Tesoro Corp.*	9,933	193,396
Texas Instruments, Inc.	80,497	2,145,245
Textron, Inc.	19,149	337,788
Thermo Fisher Scientific, Inc.*	26,702	1,352,189
Tiffany & Co.	8,906	541,663
Time Warner Cable, Inc.	22,704	1,422,860
Time Warner, Inc.	72,945	2,186,162
Titanium Metals Corp.	5,595	83,813
TJX Cos., Inc.	26,600	1,475,502
Torchmark Corp.	7,337	255,768
Total System Services, Inc.	11,497	194,644
Travelers Cos., Inc.	29,182	1,422,039
Tyson Foods, Inc., Class A	20,672	358,866
U.S. Bancorp	134,068	3,155,961
Union Pacific Corp.	34,052	2,781,027
United Parcel Service, Inc., Class B	68,478	4,324,386
United States Steel Corp.	9,973	219,506
United Technologies Corp.	63,445	4,463,990
UnitedHealth Group, Inc.	75,136	3,465,272
Unum Group	21,037	440,936
Urban Outfitters, Inc.*	8,275	184,698
Valero Energy Corp.	39,886	709,173
Varian Medical Systems, Inc.*	8,254	430,529
Ventas, Inc. (REIT)	20,095	992,693
VeriSign, Inc.	11,767	336,654
Verizon Communications, Inc.	197,641	7,273,189
VF Corp.	6,009	730,214
Viacom, Inc., Class B	40,118	1,554,171
Visa, Inc., Class A	35,720	3,061,918
Vornado Realty Trust (REIT)	12,882	961,255
Vulcan Materials Co.	8,953	246,745
W.W. Grainger, Inc.	4,249	635,395
Walgreen Co.	63,215	2,079,141
Wal-Mart Stores, Inc.	122,727	6,369,531
Walt Disney Co.	129,584	3,908,253
Washington Post Co., Class B	338	110,516
Waste Management, Inc.	32,788	1,067,577
Waters Corp.*	6,335	478,229
Watson Pharmaceuticals, Inc.*	8,698	593,638
WellPoint, Inc.	25,181	1,643,816
Wells Fargo & Co.	368,650	8,891,838
Western Digital Corp.*	16,410	422,065
Western Union Co.	43,483	664,855
Weyerhaeuser Co. (REIT)	37,845	588,490
Whirlpool Corp.	5,276	263,325
Whole Foods Market, Inc.	11,017	719,520
Williams Cos., Inc.	41,022	998,475
Windstream Corp.	35,483	413,732
Wisconsin Energy Corp.	16,218	507,461
Wyndham Worldwide Corp.	11,457	326,639
Wynn Resorts Ltd.	5,587	642,952
Xcel Energy, Inc.	33,891	836,769
Xerox Corp.	98,365	685,604
Xilinx, Inc.	18,483	507,174
Yahoo!, Inc.*	88,154	1,160,107
Yum! Brands, Inc.	109,166	5,391,709
Zimmer Holdings, Inc.*	13,329	713,101
Zions Bancorp	12,697	178,647

		727,833,261

Total Common Stocks (87.3%) (Cost $1,562,135,242)		1,747,938,566

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11*	288,478	42,514
CaixaBank, expiring 10/13/11*	49,867	4,075

Total Rights (0.0%) (Cost $–)		46,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Rights	Value (Note 1)
Total Investments (87.3%) (Cost $1,562,135,242)		$1,747,985,155
Other Assets Less Liabilities (12.7%)		253,950,262

Net Assets (100%)		$2,001,935,417

*	Non-income producing.

†	Securities (totaling $196,448 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	8 .4%
Consumer Staples	11.8
Energy	8 .4
Financials	16.5
Health Care	8 .1
Industrials	7 .9
Information Technology	11.1
Materials	5 .2
Telecommunication Services	6 .3
Utilities	3 .6
Cash and Other	12.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$449,422	$—	$400,316	$—	$6,565	$27,720
AXA S.A.	1,873,685	77,267	—	1,509,274	97,834	—
BlackRock Liquidity Funds TempFund	243,310,513	270,084,260	513,394,773	—	142,859	—

	$245,633,620	$270,161,527	$513,795,089	$1,509,274	$247,258	$27,720

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
DJ EURO Stoxx 50 Index	1,795	December-11	$48,775,882	$51,848,593	$(3,072,711)
FTSE 100 Index	404	December-11	31,806,198	32,070,028	(263,830)
S&P 500 E-Mini Index	2,992	December-11	168,552,109	168,449,600	102,509
SPI 200 Index	133	December-11	12,651,885	12,870,410	(218,525)
TOPIX Index	342	December-11	32,480,431	33,588,098	(1,107,667)

					$(4,560,224)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	5,723	$5,488,997	$5,874,023	$(385,026)
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	4,090	3,922,596	4,008,699	(86,103)
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	9,068	14,131,218	14,310,418	(179,200)
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	6,095	9,498,001	9,533,957	(35,956)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	17,566	23,527,022	24,194,354	(667,332)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	12,405	16,614,636	16,863,915	(249,279)
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	972,255	12,619,283	12,662,213	(42,930)
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	644,800	8,369,111	8,445,948	(76,837)

					$(1,722,663)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	9,253	$8,978,556	$8,874,275	$104,281
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,464	2,388,128	2,363,148	24,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,294	$1,245,588	$1,241,037	$4,551
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	3,573	3,477,425	3,426,580	50,845
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	13,000	13,133,250	12,467,910	665,340
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	5,373	8,418,379	8,372,889	45,490
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	3,820	5,855,785	5,952,808	(97,023)
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,870	2,905,075	2,914,071	(8,996)
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	14,732	22,725,730	22,957,268	(231,538)
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	24,000	37,791,600	37,399,840	391,760
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	26,875	36,316,859	35,995,031	321,828
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	43,000	58,824,000	57,592,050	1,231,950
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	6,351	8,548,288	8,506,212	42,076
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	9,468	12,917,259	12,680,966	236,293
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	3,719	5,007,931	4,981,043	26,888
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	618,758	8,059,904	8,031,102	28,802
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,650,000	34,600,947	34,395,386	205,561
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	405,180	5,315,279	5,258,990	56,289
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	241,000	3,158,435	3,128,033	30,402
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	1,728,240	22,686,865	22,431,503	255,362

					$3,385,141

					$1,662,478

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$83,171,595	$102,913,067	$–	$186,084,662
Consumer Staples	111,233,791	116,904,969	–	228,138,760
Energy	98,452,935	63,622,570	–	162,075,505
Financials	111,375,241	209,799,589	–	321,174,830
Health Care	87,339,552	71,240,319	196,448	158,776,319
Industrials	74,352,612	92,263,399	–	166,616,011
Information Technology	144,713,272	76,916,388	–	221,629,660
Materials	33,519,467	81,422,261	–	114,941,728
Telecommunication Services	36,407,631	80,824,745	–	117,232,376
Utilities	32,512,226	38,756,489	–	71,268,715
Forward Currency Contracts	–	3,722,698	–	3,722,698
Futures	102,509	–	–	102,509
Rights
Financials	–	46,589	–	46,589

Total Assets	$813,180,831	$938,433,083	$196,448	$1,751,810,362

Liabilities:
Forward Currency Contracts	$–	$(2,060,220)	$–	$(2,060,220)
Futures	(4,662,733)	–	–	(4,662,733)

Total Liabilities	$(4,662,733)	$(2,060,220)	$–	$(6,722,953)

Total	$808,518,098	$936,372,863	$196,448	$1,745,087,409

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Health Care	Investments in Common Stocks-Industrials	Investments in Common Stocks-Utilities
Balance as of 12/31/10	$—	$12,585	$1,406,771
Total gains or losses (realized/unrealized) included in earnings	23,111	(64)	(343,632)
Purchases	—	—	177,024
Sales	(45,533)	(12,521)	(1,240,163)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	218,870	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$196,448	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$22,728	$—	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$332,058,243
Net Proceeds of Sales and Redemptions:
Stocks	$287,992,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,724,232
Aggregate gross unrealized depreciation	(141,986,498)

Net unrealized appreciation	$162,737,734

Federal income tax cost of investments	$1,585,247,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.1%)
Financials (0.9%)
Consumer Finance (0.2%)
Ally Financial, Inc.
1.750%, 10/30/12	$1,000,000	$1,015,537
2.200%, 12/19/12	2,000,000	2,044,126

		3,059,663

Diversified Financial Services (0.6%)
Citigroup Funding, Inc.
1.875%, 10/22/12	2,300,000	2,336,335
2.250%, 12/10/12	3,000,000	3,065,508
General Electric Capital Corp.
2.125%, 12/21/12	2,510,000	2,564,593
2.625%, 12/28/12	2,000,000	2,056,466
JPMorgan Chase & Co.
2.125%, 12/26/12	950,000	970,781
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	300,000	312,597
Series A5
3.450%, 6/12/21	300,000	326,931
Private Export Funding Corp.
4.550%, 5/15/15	600,000	674,521
4.950%, 11/15/15	200,000	230,260
4.375%, 3/15/19	300,000	347,631

		12,885,623

Thrifts & Mortgage Finance (0.1%)
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,017,383
Western Corporate Federal Credit Union
1.750%, 11/2/12	700,000	710,627

		1,728,010

Total Financials		17,673,296

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,615,656
5.500%, 7/18/17	2,000,000	2,417,312
3.875%, 2/15/21	595,000	669,876

Total Utilities		4,702,844

Total Corporate Bonds		22,376,140

Government Securities (69.1%)
Agency ABS (6.0%)
Federal Farm Credit Bank
0.400%, 11/2/12	200,000	200,189
1.625%, 12/24/12	250,000	253,904
1.750%, 2/21/13	900,000	915,674
1.375%, 6/25/13	500,000	508,871
1.125%, 2/27/14	500,000	506,978
1.100%, 7/7/14	500,000	500,039
1.625%, 11/19/14	2,000,000	2,056,250
Federal Home Loan Bank
4.625%, 10/10/12	1,000,000	1,044,683
4.500%, 11/15/12	3,000,000	3,137,313
0.500%, 11/16/12	500,000	500,177
1.750%, 12/14/12	1,000,000	1,016,480
1.500%, 1/16/13	1,500,000	1,522,082
1.625%, 3/20/13	2,800,000	2,851,839
1.000%, 5/17/13	500,000	500,375
1.875%, 6/21/13	2,000,000	2,051,058
0.700%, 7/5/13	250,000	250,004
4.500%, 9/16/13	3,000,000	3,237,492
0.875%, 10/28/13	200,000	200,070
1.050%, 11/25/13	400,000	400,435
3.125%, 12/13/13	1,000,000	1,057,597
0.875%, 12/27/13	1,500,000	1,513,044
1.375%, 5/28/14	3,000,000	3,061,503
1.125%, 6/27/14	200,000	200,287
2.000%, 12/9/14	800,000	802,226
1.550%, 11/18/15	200,000	200,336
5.375%, 5/15/19	1,000,000	1,232,182
4.125%, 12/13/19	500,000	571,572
3.625%, 3/12/21	500,000	541,379
Federal Home Loan Mortgage Corp.
4.625%, 10/25/12	1,000,000	1,046,114
0.375%, 11/30/12	3,000,000	3,002,124
1.100%, 12/27/12	2,000,000	2,019,086
0.625%, 12/28/12	2,500,000	2,509,262
0.750%, 12/28/12	2,500,000	2,513,113
1.375%, 1/9/13	1,500,000	1,519,815
0.850%, 2/8/13	750,000	751,120
0.750%, 3/28/13	1,500,000	1,508,686
1.625%, 4/15/13	3,000,000	3,057,708
0.700%, 4/29/13	200,000	200,058
0.625%, 5/23/13	200,000	200,067
0.750%, 6/7/13	400,000	400,225
4.000%, 6/12/13	1,000,000	1,060,839
0.500%, 10/3/13	500,000	499,177
0.500%, 10/18/13	1,000,000	998,755
0.875%, 10/28/13	1,500,000	1,513,155
1.000%, 12/9/13	400,000	400,470
1.050%, 12/9/13	1,000,000	1,001,119
0.800%, 1/13/14	200,000	200,234
1.000%, 1/27/14	400,000	400,156
5.000%, 1/30/14	1,000,000	1,103,625
1.375%, 2/25/14	2,000,000	2,041,716
1.200%, 4/28/14	400,000	400,213
1.250%, 5/23/14	400,000	400,496
1.350%, 5/23/14	500,000	500,654
1.300%, 6/2/14	400,000	400,563
1.125%, 6/30/14	200,000	200,297
1.050%, 7/11/14	200,000	200,341
1.000%, 7/30/14	2,000,000	2,022,772
0.800%, 10/24/14	400,000	399,856
5.000%, 11/13/14	500,000	566,148
1.500%, 11/25/14	1,000,000	1,001,526
1.350%, 1/6/15	200,000	200,436
2.875%, 2/9/15	2,000,000	2,138,174
1.500%, 7/13/15	1,000,000	1,006,362
1.750%, 9/10/15	1,000,000	1,031,085
1.050%, 9/28/15	200,000	199,019
1.750%, 11/23/15	200,000	200,397
2.250%, 12/21/15	200,000	200,925
2.500%, 5/25/16	500,000	501,522
2.000%, 6/29/16	200,000	202,129
Federal National Mortgage Association
0.500%, 10/30/12	3,000,000	3,008,526
0.550%, 11/1/12	1,000,000	1,000,205
0.625%, 11/9/12	1,000,000	1,000,297
4.750%, 2/21/13	1,000,000	1,059,926
1.750%, 2/22/13	2,000,000	2,037,230
0.750%, 2/26/13	2,000,000	2,010,754
1.000%, 4/25/13	1,000,000	1,000,342
1.750%, 5/7/13	1,600,000	1,633,050
1.500%, 6/26/13	3,100,000	3,158,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
0.500%, 8/9/13	$6,500,000	$6,506,623
1.000%, 9/23/13	2,000,000	2,020,122
1.125%, 9/30/13	1,500,000	1,519,444
0.500%, 10/3/13	500,000	498,392
1.125%, 10/8/13	400,000	405,204
1.000%, 10/15/13	200,000	201,293
0.750%, 10/25/13	100,000	100,030
0.875%, 11/4/13	100,000	100,033
0.875%, 11/8/13	1,000,000	1,000,416
0.800%, 11/19/13	1,000,000	1,003,789
0.800%, 11/29/13	100,000	100,087
1.000%, 11/29/13	500,000	500,473
0.750%, 12/18/13	4,000,000	4,017,716
1.300%, 12/30/13	200,000	200,444
1.500%, 12/30/13	200,000	200,452
1.450%, 1/24/14	600,000	602,054
1.375%, 1/27/14	800,000	802,316
1.550%, 1/27/14	500,000	501,501
1.350%, 2/24/14	200,000	203,754
1.000%, 4/25/14	500,000	500,192
1.125%, 6/27/14	3,000,000	3,044,028
1.250%, 7/18/14	200,000	200,359
0.700%, 10/17/14	1,500,000	1,490,566
1.250%, 10/28/14	100,000	100,053
5.000%, 3/2/15	500,000	570,595
2.375%, 7/28/15	2,000,000	2,104,256
2.000%, 9/21/15	400,000	413,570
1.875%, 10/15/15	200,000	206,310
1.625%, 10/26/15	1,500,000	1,538,238
1.550%, 10/27/15	400,000	400,345
1.520%, 10/28/15	200,000	200,191
1.650%, 10/29/15	200,000	200,204
1.625%, 11/9/15	100,000	100,144
1.500%, 11/23/15	400,000	397,785
2.000%, 11/30/15	200,000	200,528
2.750%, 3/21/16	200,000	202,122
2.250%, 6/6/16	400,000	404,283
2.150%, 6/28/16	200,000	200,827
2.200%, 7/5/16	200,000	200,816
Financing Corp.
9.400%, 2/8/18	1,000,000	1,448,980
9.650%, 11/2/18	2,090,000	3,131,677
8.600%, 9/26/19	410,000	607,205

		124,809,909

U.S. Government Agencies (8.9%)
Federal Farm Credit Bank
1.875%, 12/7/12	1,000,000	1,018,083
3.875%, 10/7/13	1,000,000	1,068,598
2.625%, 4/17/14	2,000,000	2,103,440
4.875%, 1/17/17	1,500,000	1,755,858
Federal Home Loan Bank
1.625%, 11/21/12	1,000,000	1,014,862
3.375%, 2/27/13	2,000,000	2,084,478
3.625%, 5/29/13	4,000,000	4,213,816
3.875%, 6/14/13	2,000,000	2,117,824
5.125%, 8/14/13	1,000,000	1,088,194
0.700%, 8/23/13	1,000,000	1,000,389
0.500%, 8/28/13	2,000,000	2,003,122
4.000%, 9/6/13	1,500,000	1,601,316
3.625%, 10/18/13	4,800,000	5,108,035
5.250%, 6/18/14	2,000,000	2,251,324
1.000%, 8/8/14	1,000,000	1,001,184
0.700%, 9/16/14	1,000,000	995,541
5.375%, 5/18/16	6,500,000	7,713,608
4.750%, 12/16/16	1,000,000	1,166,161
4.875%, 5/17/17	2,900,000	3,459,932
5.000%, 11/17/17	3,700,000	4,454,941
4.625%, 9/11/20	200,000	234,220
Federal Home Loan Mortgage Corp.
4.500%, 1/15/13	3,000,000	3,160,008
0.500%, 2/15/13	2,000,000	1,999,332
3.500%, 5/29/13	5,000,000	5,258,675
0.700%, 7/25/13	1,000,000	1,000,860
4.125%, 9/27/13	7,200,000	7,727,947
0.550%, 9/30/13	4,000,000	3,995,860
2.500%, 1/7/14	2,000,000	2,091,876
2.500%, 4/23/14	1,500,000	1,574,758
5.000%, 7/15/14	5,000,000	5,622,025
1.200%, 7/25/14	1,000,000	1,004,247
3.000%, 7/28/14	2,135,000	2,276,691
1.100%, 8/8/14	200,000	200,674
4.500%, 1/15/15	1,000,000	1,121,656
1.000%, 6/16/15	500,000	497,563
4.750%, 11/17/15	6,000,000	6,896,232
5.500%, 7/18/16	900,000	1,078,932
2.000%, 8/25/16	3,000,000	3,105,864
5.125%, 10/18/16	3,500,000	4,144,784
5.000%, 2/16/17	1,000,000	1,182,325
5.125%, 11/17/17	2,000,000	2,406,634
4.875%, 6/13/18	1,500,000	1,793,883
3.750%, 3/27/19	4,000,000	4,518,852
Federal National Mortgage Association
4.750%, 11/19/12	7,000,000	7,349,195
3.625%, 2/12/13	9,700,000	10,119,670
3.875%, 7/12/13	3,000,000	3,185,247
2.750%, 2/5/14	5,500,000	5,787,716
2.750%, 3/13/14	8,000,000	8,430,936
1.100%, 8/1/14	200,000	200,265
1.150%, 8/8/14	200,000	200,333
0.650%, 8/28/14	1,000,000	996,532
0.875%, 8/28/14	6,000,000	6,036,972
0.625%, 9/12/14	250,000	249,163
0.700%, 9/19/14	2,000,000	1,991,008
4.625%, 10/15/14	3,500,000	3,913,739
2.625%, 11/20/14	2,000,000	2,119,866
2.000%, 1/27/15	500,000	501,947
0.800%, 3/12/15	250,000	249,797
5.250%, 9/15/16	505,000	601,740
4.875%, 12/15/16	5,000,000	5,873,160
5.000%, 2/13/17	2,900,000	3,435,111
5.000%, 5/11/17	5,400,000	6,430,612
(Zero Coupon), 6/1/17	1,500,000	1,363,069
5.375%, 6/12/17	2,410,000	2,922,718
(Zero Coupon), 10/9/19	1,000,000	760,347

		182,833,747

U.S. Treasuries (54.2%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,800,000	3,802,095
10.625%, 8/15/15	1,300,000	1,796,336
9.875%, 11/15/15	1,900,000	2,609,234
9.250%, 2/15/16	1,400,000	1,911,327
7.250%, 5/15/16	5,000,000	6,455,860
7.500%, 11/15/16	4,000,000	5,305,000
8.750%, 5/15/17	3,400,000	4,823,485
8.875%, 8/15/17	2,500,000	3,600,780
9.000%, 11/15/18	2,500,000	3,794,530
8.875%, 2/15/19	4,000,000	6,088,436
8.125%, 8/15/19	3,000,000	4,469,298
U.S. Treasury Notes
0.375%, 10/31/12	5,000,000	5,010,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 11/15/12	$13,000,000	$13,171,639
4.000%, 11/15/12	5,000,000	5,211,720
1.125%, 12/15/12	10,000,000	10,110,160
0.625%, 12/31/12	10,000,000	10,052,730
3.625%, 12/31/12	3,500,000	3,647,931
1.375%, 1/15/13	15,000,000	15,220,905
0.625%, 1/31/13	6,500,000	6,535,549
1.375%, 2/15/13	8,000,000	8,124,064
3.875%, 2/15/13	2,000,000	2,099,062
0.625%, 2/28/13	10,000,000	10,057,030
2.750%, 2/28/13	6,000,000	6,210,702
1.375%, 3/15/13	9,000,000	9,147,690
0.750%, 3/31/13	15,000,000	15,117,750
2.500%, 3/31/13	4,400,000	4,547,127
1.750%, 4/15/13	11,000,000	11,250,470
0.625%, 4/30/13	12,000,000	12,072,600
1.375%, 5/15/13	13,000,000	13,231,010
3.625%, 5/15/13	2,000,000	2,107,968
0.500%, 5/31/13	12,000,000	12,050,628
3.500%, 5/31/13	8,000,000	8,426,560
1.125%, 6/15/13	12,000,000	12,172,920
0.375%, 6/30/13	7,000,000	7,015,330
3.375%, 6/30/13	3,000,000	3,162,657
1.000%, 7/15/13	13,000,000	13,165,490
0.375%, 7/31/13	2,000,000	2,004,296
0.750%, 8/15/13	3,000,000	3,026,133
4.250%, 8/15/13	5,800,000	6,227,750
0.125%, 8/31/13	12,000,000	11,970,468
3.125%, 8/31/13	5,000,000	5,270,115
0.125%, 9/30/13	15,000,000	14,961,300
3.125%, 9/30/13	4,400,000	4,648,186
2.750%, 10/31/13	6,000,000	6,301,872
0.500%, 11/15/13	5,000,000	5,019,140
4.250%, 11/15/13	5,000,000	5,414,455
2.000%, 11/30/13	10,000,000	10,360,160
0.750%, 12/15/13	5,000,000	5,047,265
1.500%, 12/31/13	10,000,000	10,264,840
1.750%, 1/31/14	5,000,000	5,162,500
4.000%, 2/15/14	10,000,000	10,857,810
1.875%, 2/28/14	8,000,000	8,287,504
1.750%, 3/31/14	10,000,000	10,341,410
1.250%, 4/15/14	5,000,000	5,108,985
1.875%, 4/30/14	14,000,000	14,532,658
1.000%, 5/15/14	10,000,000	10,155,500
4.750%, 5/15/14	9,000,000	10,020,942
2.250%, 5/31/14	5,000,000	5,243,750
2.625%, 6/30/14	12,800,000	13,573,005
2.625%, 7/31/14	8,000,000	8,495,624
0.500%, 8/15/14	5,000,000	5,012,900
4.250%, 8/15/14	1,000,000	1,109,219
2.375%, 8/31/14	10,000,000	10,561,720
2.375%, 9/30/14	14,000,000	14,806,092
2.375%, 10/31/14	20,000,000	21,170,320
4.250%, 11/15/14	1,800,000	2,010,515
2.125%, 11/30/14	10,000,000	10,515,620
2.625%, 12/31/14	15,000,000	16,020,705
2.250%, 1/31/15	15,000,000	15,855,465
4.000%, 2/15/15	9,000,000	10,038,519
2.375%, 2/28/15	8,000,000	8,494,400
2.500%, 3/31/15	6,000,000	6,404,040
2.500%, 4/30/15	5,000,000	5,340,235
4.125%, 5/15/15	5,600,000	6,308,310
2.125%, 5/31/15	5,000,000	5,276,150
1.875%, 6/30/15	3,000,000	3,138,750
1.750%, 7/31/15	3,000,000	3,126,330
4.250%, 8/15/15	4,000,000	4,546,876
1.250%, 8/31/15	2,000,000	2,046,250
1.250%, 9/30/15	13,000,000	13,288,444
1.250%, 10/31/15	5,000,000	5,105,860
1.375%, 11/30/15	10,000,000	10,259,380
2.125%, 12/31/15	10,000,000	10,572,660
2.000%, 1/31/16	3,000,000	3,154,218
4.500%, 2/15/16	4,000,000	4,635,312
2.125%, 2/29/16	6,500,000	6,872,736
2.625%, 2/29/16	9,000,000	9,706,644
2.250%, 3/31/16	5,000,000	5,315,250
2.375%, 3/31/16	9,250,000	9,879,435
2.625%, 4/30/16	6,000,000	6,477,186
5.125%, 5/15/16	5,000,000	5,968,360
1.750%, 5/31/16	7,000,000	7,279,440
3.250%, 5/31/16	4,000,000	4,437,500
1.500%, 6/30/16	6,000,000	6,165,480
3.250%, 6/30/16	5,000,000	5,550,390
1.500%, 7/31/16	10,000,000	10,268,800
4.875%, 8/15/16	1,000,000	1,188,906
3.000%, 8/31/16	12,000,000	13,187,808
1.000%, 9/30/16	15,000,000	15,022,200
3.125%, 10/31/16	10,000,000	11,060,160
4.625%, 11/15/16	8,000,000	9,448,752
2.750%, 11/30/16	9,000,000	9,790,308
3.250%, 12/31/16	9,000,000	10,022,346
3.125%, 1/31/17	10,000,000	11,078,120
4.625%, 2/15/17	2,300,000	2,728,913
3.250%, 3/31/17	10,000,000	11,156,250
3.125%, 4/30/17	7,500,000	8,320,313
4.500%, 5/15/17	2,900,000	3,438,086
2.375%, 7/31/17	11,700,000	12,497,063
4.750%, 8/15/17	5,000,000	6,020,310
1.875%, 9/30/17	7,000,000	7,267,421
4.250%, 11/15/17	7,000,000	8,255,625
2.250%, 11/30/17	3,000,000	3,178,593
2.625%, 1/31/18	2,500,000	2,704,882
3.500%, 2/15/18	10,000,000	11,358,590
2.750%, 2/28/18	4,500,000	4,903,947
2.625%, 4/30/18	5,000,000	5,406,250
3.875%, 5/15/18	4,000,000	4,645,936
2.375%, 5/31/18	6,500,000	6,918,925
2.375%, 6/30/18	3,000,000	3,191,250
2.250%, 7/31/18	10,000,000	10,553,120
4.000%, 8/15/18	5,500,000	6,445,313
3.750%, 11/15/18	13,000,000	15,038,361
2.750%, 2/15/19	11,000,000	11,959,068
3.125%, 5/15/19	13,000,000	14,482,806
3.625%, 8/15/19	14,000,000	16,121,868
3.375%, 11/15/19	17,000,000	19,279,054
3.625%, 2/15/20	13,000,000	15,006,875
3.500%, 5/15/20	16,000,000	18,323,680
2.625%, 8/15/20	14,000,000	14,994,224
2.625%, 11/15/20	17,000,000	18,179,375
3.625%, 2/15/21	16,000,000	18,483,744
3.125%, 5/15/21	5,500,000	6,104,560
2.125%, 8/15/21	18,000,000	18,317,880

		1,118,672,484

Total Government Securities		1,426,316,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Total Long-Term Debt Securities (70.2%) (Cost $1,382,691,538)		$1,448,692,280

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(28.5%) iShares Barclays 1-3 Year Treasury Bond Fund	2,765,500	$233,878,335
iShares Barclays 3-7 Year Treasury Bond Fund	2,094,000	254,379,120
iShares Barclays 7-10 Year Treasury Bond Fund	956,000	100,446,920

Total Investment Companies (28.5%) (Cost $563,912,699)		588,704,375

Total Investments (98.7%) (Cost $1,946,604,237)		2,037,396,655
Other Assets Less Liabilities (1.3%)		27,771,757

Net Assets (100%)		$2,065,168,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$17,673,296	$—	$17,673,296
Utilities	—	4,702,844	—	4,702,844
Government Securities
Agency ABS	—	124,809,909	—	124,809,909
U.S. Government Agencies	—	182,833,747	—	182,833,747
U.S. Treasuries	—	1,118,672,484	—	1,118,672,484
Investment Companies
Exchange Traded Funds (ETFs)	588,704,375	—	—	588,704,375

Total Assets	$588,704,375	$1,448,692,280	$—	$2,037,396,655

Total Liabilities	$—	$—	$—	$—

Total	$588,704,375	$1,448,692,280	$—	$2,037,396,655

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$207,042,547
Long-term U.S. Treasury securities	388,883,401

$595,925,948

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$175,979,286
Long-term U.S. Treasury securities	322,813,109

$498,792,395

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,734,748
Aggregate gross unrealized depreciation	(381,616)

Net unrealized appreciation	$89,353,132

Federal income tax cost of investments	$1,948,043,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.4%)
AGL Energy Ltd.	23,055	$316,145
Alumina Ltd.	125,721	175,785
Amcor Ltd.	63,061	414,953
AMP Ltd.	144,583	542,739
Asciano Ltd.	141,637	194,953
ASX Ltd.	8,751	254,064
Australia & New Zealand Banking Group Ltd.	131,489	2,441,948
Bendigo and Adelaide Bank Ltd.	18,244	147,875
BGP Holdings plc(b)*†	1,044,151	—
BHP Billiton Ltd.	715,326	23,766,710
BHP Billiton Ltd. (ADR)	39,063	2,595,346
BlueScope Steel Ltd.	87,730	60,531
Boral Ltd.	36,134	120,211
Brambles Ltd.	73,389	452,773
Caltex Australia Ltd.	7,037	72,524
CFS Retail Property Trust (REIT)	93,207	156,336
Coca-Cola Amatil Ltd.	29,027	332,120
Cochlear Ltd.	2,910	129,306
Commonwealth Bank of Australia	78,608	3,417,912
Computershare Ltd.	22,977	163,611
Crown Ltd.	22,006	167,683
CSL Ltd.	26,618	759,263
Dexus Property Group (REIT)	249,118	196,493
Echo Entertainment Group Ltd.*	34,964	122,114
Fairfax Media Ltd.	106,262	83,582
Fortescue Metals Group Ltd.	63,707	264,096
Foster’s Group Ltd.	99,615	505,710
Goodman Group (REIT)	349,905	191,447
GPT Group (REIT)	88,394	264,165
Harvey Norman Holdings Ltd.	24,687	50,743
Iluka Resources Ltd.	21,242	248,355
Incitec Pivot Ltd.	83,374	258,472
Insurance Australia Group Ltd.	108,441	313,559
Leighton Holdings Ltd.	7,575	132,796
Lend Lease Group	25,764	172,619
Lynas Corp., Ltd.*	85,863	86,773
MacArthur Coal Ltd.	8,651	132,354
Macquarie Group Ltd.	17,546	375,332
MAp Group	19,674	60,949
Metcash Ltd.	39,554	155,383
Mirvac Group (REIT)	176,178	192,230
National Australia Bank Ltd.	109,886	2,334,626
Newcrest Mining Ltd.	38,831	1,279,661
OneSteel Ltd.	71,112	83,406
Orica Ltd.	18,690	418,644
Origin Energy Ltd.	53,759	688,179
OZ Minerals Ltd.	16,025	142,604
Paladin Energy Ltd.*	34,075	39,013
Qantas Airways Ltd.*	56,764	76,000
QBE Insurance Group Ltd.	55,310	678,630
QR National Ltd.	85,656	258,928
Ramsay Health Care Ltd.	6,465	118,025
Rio Tinto Ltd.	22,175	1,298,292
Santos Ltd.	43,296	468,193
Sonic Healthcare Ltd.	19,352	211,757
SP AusNet	70,119	62,911
Stockland Corp., Ltd. (REIT)	124,182	345,419
Suncorp Group Ltd.	65,620	498,938
TABCORP Holdings Ltd.	34,964	86,525
Tatts Group Ltd.	64,462	137,934
Telstra Corp., Ltd.	220,452	657,041
Toll Holdings Ltd.	35,389	148,399
Transurban Group	66,465	345,522
Wesfarmers Ltd.	50,949	1,539,569
Wesfarmers Ltd. (PPS)	7,823	240,287
Westfield Group (REIT)	111,325	824,222
Westfield Retail Trust (REIT)	146,061	338,826
Westpac Banking Corp.	151,800	2,917,607
Woodside Petroleum Ltd.	31,687	980,966
Woolworths Ltd.	60,994	1,457,447
WorleyParsons Ltd.	9,624	240,145

		59,407,676

Austria (0.1%)
Erste Group Bank AG	9,364	238,679
Immofinanz AG*	49,628	140,901
OMV AG	7,906	236,430
Raiffeisen Bank International AG	2,530	73,934
Telekom Austria AG	16,255	163,989
Verbund AG	3,463	100,108
Vienna Insurance Group AG	1,998	75,879
Voestalpine AG	5,586	161,904

		1,191,824

Belgium (0.4%)
Ageas	110,148	189,476
Anheuser-Busch InBev N.V.	40,652	2,155,914
Bekaert S.A.	1,944	79,378
Belgacom S.A.	7,365	221,992
Colruyt S.A.	3,826	158,829
Delhaize Group S.A.	4,988	291,237
Dexia S.A.*	27,998	53,125
Groupe Bruxelles Lambert S.A.	4,226	297,391
KBC Groep N.V.	8,021	184,615
Mobistar S.A.	1,529	87,314
Solvay S.A.	2,999	282,119
UCB S.A.	5,096	216,999
Umicore S.A.	5,847	211,965

		4,430,354

Bermuda (0.1%)
Nabors Industries Ltd.*	74,959	918,997
Seadrill Ltd.	16,635	460,677

		1,379,674

Brazil (1.3%)
Vale S.A. (ADR)	629,811	14,359,691

Canada (10.9%)
Agrium, Inc. (When Issued)	258,315	17,219,278
Brookfield Asset Management, Inc., Class A	99,134	2,731,142
Canadian National Railway Co.	342,226	22,785,407
Canadian Natural Resources Ltd. (New York Exchange)	372,052	10,889,962
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	2,148,938
Canadian Pacific Railway Ltd. (New York Exchange)	224,835	10,812,315
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	5,004,609
Cenovus Energy, Inc. (New York Exchange)	124,826	3,833,407
Cenovus Energy, Inc. (Toronto Exchange)	30,974	953,842
Ensign Energy Services, Inc.	15,370	201,677
Finning International, Inc.	171,922	3,141,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	114,417	$4,945,103
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	427,272	18,552,224
Suncor Energy, Inc. (New York Exchange)	437,587	11,132,213
Suncor Energy, Inc. (Toronto Exchange)	116,754	2,981,522
Talisman Energy, Inc.	118,836	1,460,643
Talisman Energy, Inc. (New York Exchange)	60,000	736,200

		119,530,295

China (0.0%)
Foxconn International Holdings Ltd.*	93,558	47,383
Yangzijiang Shipbuilding Holdings Ltd.	102,652	68,420

		115,803

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	39,996	62,201

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	27	151,522
A. P. Moller - Maersk A/S, Class B	68	400,259
Carlsberg A/S, Class B	5,354	317,577
Coloplast A/S, Class B	1,197	172,762
Danske Bank A/S*	33,058	463,353
DSV A/S	10,830	195,212
Novo Nordisk A/S, Class B	21,516	2,138,949
Novozymes A/S, Class B	2,246	319,510
Pandora A/S	2,947	19,633
TDC A/S	18,872	153,976
Tryg A/S	1,324	69,584
Vestas Wind Systems A/S*	10,358	167,958
William Demant Holding A/S*	1,235	92,686

		4,662,981

Finland (0.4%)
Elisa Oyj	6,877	140,433
Fortum Oyj	22,376	525,484
Kesko Oyj, Class B	3,450	106,029
Kone Oyj, Class B	8,022	380,634
Metso Oyj	6,441	187,674
Neste Oil Oyj	7,253	62,756
Nokia Oyj	189,575	1,073,832
Nokian Renkaat Oyj	5,569	166,035
Orion Oyj, Class B	5,219	105,058
Outokumpu Oyj	6,440	42,200
Pohjola Bank plc, Class A	7,212	75,798
Rautaruukki Oyj	3,994	40,062
Sampo Oyj, Class A	20,971	525,235
Sanoma Oyj	4,295	50,483
Stora Enso Oyj, Class R	29,415	171,760
UPM-Kymmene Oyj	26,303	296,087
Wartsila Oyj	8,084	191,969

		4,141,529

France (3.7%)
Accor S.A.	7,185	191,244
Aeroports de Paris S.A.	1,761	132,272
Air France-KLM*	7,194	52,619
Air Liquide S.A.	14,377	1,681,199
Alcatel-Lucent S.A.*	114,836	328,341
Alstom S.A.	10,412	344,436
Arkema S.A.	2,809	163,129
AtoS	2,334	100,941
AXA S.A.‡	88,111	1,144,043
BNP Paribas S.A.	48,551	1,921,763
Bouygues S.A.	11,885	393,304
Bureau Veritas S.A.	2,770	199,210
Cap Gemini S.A.	7,669	255,570
Carrefour S.A.	29,228	664,911
Casino Guichard Perrachon S.A.	2,808	218,741
Christian Dior S.A.	2,757	308,428
Cie de Saint-Gobain S.A.	20,197	771,417
Cie Generale de Geophysique-Veritas*	7,318	128,501
Cie Generale des Etablissements Michelin, Class B	8,937	533,704
Cie Generale d’Optique Essilor International S.A.	10,171	732,990
CNP Assurances S.A.	8,164	120,551
Credit Agricole S.A.	48,658	334,488
Danone S.A.	29,631	1,823,528
Dassault Systemes S.A.	3,045	215,006
Edenred	7,990	189,963
EDF S.A.	12,159	353,314
Eiffage S.A.	2,102	64,807
Eramet S.A.	277	38,295
Eurazeo S.A.	1,581	66,439
Eutelsat Communications S.A.	5,004	201,008
Fonciere des Regions (REIT)	1,251	87,269
France Telecom S.A.	94,262	1,545,686
GDF Suez S.A.	62,658	1,871,803
Gecina S.A. (REIT)	1,114	97,563
Groupe Eurotunnel S.A. (Registered)	27,569	233,254
ICADE (REIT)	1,167	91,129
Iliad S.A.	849	95,009
Imerys S.A.	1,856	93,111
J.C. Decaux S.A.*	3,465	85,950
Klepierre S.A. (REIT)	4,893	137,225
Lafarge S.A.	10,125	348,566
Lagardere S.C.A.	5,606	137,534
Legrand S.A.	10,010	312,062
L’Oreal S.A.	12,173	1,191,148
LVMH Moet Hennessy Louis Vuitton S.A.	12,860	1,705,323
Metropole Television S.A.	3,330	54,156
Natixis S.A.	44,857	141,984
Neopost S.A.	1,644	120,815
Pernod-Ricard S.A.	10,129	794,197
Peugeot S.A.	7,600	161,700
PPR S.A.	3,802	490,461
Publicis Groupe S.A.	6,246	261,500
Renault S.A.	9,770	323,826
Safran S.A.	8,387	257,645
Sanofi S.A.	56,436	3,705,535
Schneider Electric S.A.	24,704	1,330,027
SCOR SE	8,973	193,445
Societe BIC S.A.	1,385	117,844
Societe Generale S.A.	32,119	841,566
Societe Television Francaise 1 S.A.	5,980	74,303
Sodexo S.A.	4,767	314,116
Suez Environnement Co. S.A.	13,039	181,733
Technip S.A.	5,087	407,102
Thales S.A.	4,911	153,466
Total S.A.	107,073	4,720,921
Unibail-Rodamco S.A. (REIT)	4,638	826,594
Vallourec S.A.	5,752	329,683
Veolia Environnement S.A.	17,610	257,186
Vinci S.A.	22,330	958,840
Vivendi S.A.	62,820	1,282,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wendel S.A.	1,668	$104,577

		40,112,650

Germany (3.5%)
Adidas AG	10,577	638,177
Allianz SE (Registered)	22,981	2,162,530
Axel Springer AG	2,199	74,042
BASF SE	93,608	5,679,669
Bayer AG (Registered)	41,868	2,300,897
Bayerische Motoren Werke (BMW) AG	16,760	1,110,523
Bayerische Motoren Werke (BMW) AG (Preference)	2,701	125,935
Beiersdorf AG	5,253	281,312
Brenntag AG	1,701	147,910
Celesio AG	4,404	58,133
Commerzbank AG*	182,095	458,399
Continental AG*	4,058	233,196
Daimler AG (Registered)	45,927	2,034,305
Deutsche Bank AG (Registered)	47,059	1,639,630
Deutsche Boerse AG*	10,004	502,359
Deutsche Lufthansa AG (Registered)	12,191	157,264
Deutsche Post AG (Registered)	43,006	549,647
Deutsche Telekom AG (Registered)	142,199	1,672,723
E.ON AG	91,176	1,988,451
Fraport AG	1,907	111,285
Fresenius Medical Care AG & Co. KGaA	10,573	716,311
Fresenius SE & Co. KGaA	5,765	511,641
GEA Group AG	8,509	198,816
Hannover Rueckversicherung AG (Registered)	2,827	127,908
HeidelbergCement AG	7,076	255,739
Henkel AG & Co. KGaA	6,440	281,795
Henkel AG & Co. KGaA (Preference)	8,915	473,705
Hochtief AG	2,248	139,710
Infineon Technologies AG	54,368	400,391
K+S AG (Registered)	8,731	459,060
Kabel Deutschland Holding AG*	4,564	246,021
Lanxess AG	4,187	201,268
Linde AG	8,584	1,144,870
MAN SE	3,214	248,556
Merck KGaA	3,268	267,406
Metro AG	6,554	275,756
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,609	1,191,084
Porsche Automobil Holding SE (Preference)	7,848	375,685
ProSiebenSat.1 Media AG (Preference)	3,779	66,161
RWE AG	21,195	780,458
RWE AG (Preference)	2,014	69,098
Salzgitter AG	2,052	98,449
SAP AG	46,603	2,375,599
Siemens AG (Registered)	41,660	3,763,656
Suedzucker AG	3,340	94,771
ThyssenKrupp AG	19,538	479,559
TUI AG*	6,783	34,700
United Internet AG (Registered)	6,252	105,502
Volkswagen AG	1,455	180,321
Volkswagen AG (Preference)	7,320	968,435
Wacker Chemie AG	809	71,857

		38,530,675

Greece (0.1%)
Alpha Bank AE*	26,424	46,934
Coca Cola Hellenic Bottling Co. S.A.*	9,395	166,190
EFG Eurobank Ergasias S.A.*	13,912	17,280
Hellenic Telecommunications Organization S.A.	11,721	50,098
National Bank of Greece S.A.*	48,477	177,244
OPAP S.A.	11,344	115,099
Public Power Corp. S.A.	4,929	39,431

		612,276

Hong Kong (1.1%)
AIA Group Ltd.	426,600	1,207,441
ASM Pacific Technology Ltd.	9,907	96,726
Bank of East Asia Ltd.	78,180	237,200
BOC Hong Kong Holdings Ltd.	191,043	398,393
Cathay Pacific Airways Ltd.	59,575	95,774
Cheung Kong Holdings Ltd.	69,899	746,104
Cheung Kong Infrastructure Holdings Ltd.	23,340	135,918
CLP Holdings Ltd.	97,064	870,692
Esprit Holdings Ltd.	62,257	75,533
Galaxy Entertainment Group Ltd.*	63,000	88,965
Hang Lung Group Ltd.	44,739	227,217
Hang Lung Properties Ltd.	125,438	366,925
Hang Seng Bank Ltd.	38,174	447,080
Henderson Land Development Co., Ltd.	47,190	209,343
Hong Kong & China Gas Co., Ltd.	235,320	529,815
Hong Kong Exchanges and Clearing Ltd.	52,127	746,688
Hopewell Holdings Ltd.	26,851	76,336
Hutchison Whampoa Ltd.	106,571	788,911
Hysan Development Co., Ltd.	32,459	97,417
Kerry Properties Ltd.	38,232	120,236
Li & Fung Ltd.	287,038	471,258
Lifestyle International Holdings Ltd.	30,741	77,755
Link REIT (REIT)	112,686	356,092
MTR Corp.	74,529	223,049
New World Development Ltd.	120,780	113,456
Noble Group Ltd.	192,979	192,749
NWS Holdings Ltd.	68,215	90,184
Orient Overseas International Ltd.	11,452	45,835
PCCW Ltd.	201,585	74,315
Power Assets Holdings Ltd.	70,496	536,302
Shangri-La Asia Ltd.	71,859	135,391
Sino Land Co., Ltd.	132,038	174,654
SJM Holdings Ltd.	78,000	135,388
Sun Hung Kai Properties Ltd.	71,278	807,581
Swire Pacific Ltd., Class A	36,831	378,190
Wharf Holdings Ltd.	76,330	371,046
Wheelock & Co., Ltd.	47,116	137,735
Wing Hang Bank Ltd.	9,356	75,430
Yue Yuen Industrial Holdings Ltd.	39,199	99,934

		12,059,058

Ireland (0.3%)
Anglo Irish Bank Corp., Ltd.(b)*†	67,703	—
CRH plc	35,310	544,612
Elan Corp. plc*	24,136	255,640
Experian plc	49,915	561,554
James Hardie Industries SE (CDI)*	20,482	111,719
Kerry Group plc, Class A	7,203	252,181
Shire plc	28,454	887,248
WPP plc	64,849	598,047

		3,211,001

Israel (0.3%)
Bank Hapoalim B.M.	52,841	183,448
Bank Leumi Le-Israel B.M.	62,260	192,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Bezeq Israeli Telecommunication Corp., Ltd.	90,146	$169,000
Cellcom Israel Ltd.	2,420	49,423
Delek Group Ltd.	233	35,587
Elbit Systems Ltd.	1,128	44,012
Israel Chemicals Ltd.	22,606	257,895
Israel Corp., Ltd.	106	68,530
Israel Discount Bank Ltd., Class A*	37,255	54,598
Makhteshim - Agan Industries Ltd.*	13,228	72,344
Mizrahi Tefahot Bank Ltd.	5,929	48,853
NICE Systems Ltd.*	2,765	82,665
Partner Communications Co., Ltd.	4,173	39,787
Teva Pharmaceutical Industries Ltd.	47,486	1,758,243

		3,056,875

Italy (1.5%)
A2A S.p.A.	56,836	70,696
Assicurazioni Generali S.p.A.	59,271	936,276
Atlantia S.p.A.	15,935	228,538
Autogrill S.p.A.	5,993	60,231
Banca Carige S.p.A.	33,013	63,963
Banca Monte dei Paschi di Siena S.p.A.	218,283	121,462
Banco Popolare S.c.a.r.l.	89,548	147,475
Enel Green Power S.p.A.	89,627	204,127
Enel S.p.A.	333,239	1,474,371
ENI S.p.A.	121,671	2,137,813
Exor S.p.A.	3,044	59,396
Fiat Industrial S.p.A.*	38,340	285,877
Fiat S.p.A.	38,340	207,210
Finmeccanica S.p.A.	19,492	134,544
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	51,955	66,566
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	512,482	800,759
Luxottica Group S.p.A.	6,176	156,460
Mediaset S.p.A.	37,729	118,455
Mediobanca S.p.A.	24,855	195,751
Parmalat S.p.A.	17,187	36,206
Pirelli & C. S.p.A.	12,119	86,000
Prysmian S.p.A.	10,525	138,050
Saipem S.p.A.	172,447	6,046,495
Snam Rete Gas S.p.A.	81,482	376,131
Telecom Italia S.p.A.	474,904	515,676
Telecom Italia S.p.A. (RNC)	299,770	291,236
Terna Rete Elettrica Nazionale S.p.A.	60,795	225,514
UniCredit S.p.A.	682,944	726,771
Unione di Banche Italiane S.c.p.A.	41,828	154,447

		16,066,496

Japan (9.7%)
ABC-Mart, Inc.	1,240	47,613
Advantest Corp.	7,598	81,925
Aeon Co., Ltd.	30,652	413,762
Aeon Credit Service Co., Ltd.	3,838	58,871
Aeon Mall Co., Ltd.	3,662	83,262
Air Water, Inc.	7,000	86,387
Aisin Seiki Co., Ltd.	9,638	320,203
Ajinomoto Co., Inc.	34,168	404,085
Alfresa Holdings Corp.	1,866	78,090
All Nippon Airways Co., Ltd.	41,302	129,077
Amada Co., Ltd.	17,148	111,721
Aozora Bank Ltd.	26,918	61,700
Asahi Breweries Ltd.	19,987	423,255
Asahi Glass Co., Ltd.	49,752	485,077
Asahi Kasei Corp.	66,078	396,590
Asics Corp.	6,948	94,224
Astellas Pharma, Inc.	22,830	861,270
Bank of Kyoto Ltd.	15,082	134,144
Bank of Yokohama Ltd.	60,700	304,101
Benesse Holdings, Inc.	3,274	144,235
Bridgestone Corp.	33,264	754,242
Brother Industries Ltd.	11,715	137,310
Canon, Inc.	57,330	2,595,447
Casio Computer Co., Ltd.	11,727	74,245
Central Japan Railway Co.	75	653,481
Chiba Bank Ltd.	39,672	274,529
Chiyoda Corp.	8,000	78,099
Chubu Electric Power Co., Inc.	34,854	655,402
Chugai Pharmaceutical Co., Ltd.	11,647	197,366
Chugoku Bank Ltd.	9,511	140,026
Chugoku Electric Power Co., Inc.	14,662	258,370
Citizen Holdings Co., Ltd.	12,852	64,049
Coca-Cola West Co., Ltd.	3,148	60,296
Cosmo Oil Co., Ltd.	31,222	77,428
Credit Saison Co., Ltd.	7,516	144,641
Dai Nippon Printing Co., Ltd.	29,162	301,591
Daicel Chemical Industries Ltd.	14,955	84,995
Daido Steel Co., Ltd.	14,519	86,402
Daihatsu Motor Co., Ltd.	9,200	166,310
Dai-ichi Life Insurance Co., Ltd.	456	471,116
Daiichi Sankyo Co., Ltd.	33,487	697,267
Daikin Industries Ltd.	12,223	349,655
Dainippon Sumitomo Pharma Co., Ltd.	8,292	91,249
Daito Trust Construction Co., Ltd.	3,638	333,586
Daiwa House Industry Co., Ltd.	23,658	304,481
Daiwa Securities Group, Inc.	86,476	322,673
DeNA Co., Ltd.	5,000	209,176
Denki Kagaku Kogyo KK	24,718	93,996
Denso Corp.	24,412	782,450
Dentsu, Inc.	8,691	274,863
East Japan Railway Co.	17,320	1,051,663
Eisai Co., Ltd.	13,054	526,119
Electric Power Development Co., Ltd.	5,803	171,003
Elpida Memory, Inc.*	13,139	82,247
FamilyMart Co., Ltd.	3,104	118,563
FANUC Corp.	9,644	1,327,774
Fast Retailing Co., Ltd.	2,616	468,431
Fuji Electric Holdings Co., Ltd.	30,288	78,196
Fuji Heavy Industries Ltd.	29,480	172,207
Fujifilm Holdings Corp.	23,368	542,380
Fujitsu Ltd.	92,742	436,895
Fukuoka Financial Group, Inc.	39,983	167,341
Furukawa Electric Co., Ltd.	34,288	93,174
Gree, Inc.	4,400	131,996
GS Yuasa Corp.	19,963	93,194
Gunma Bank Ltd.	20,274	112,883
Hachijuni Bank Ltd.	23,088	141,345
Hakuhodo DY Holdings, Inc.	986	57,201
Hamamatsu Photonics KK	3,400	136,778
Hino Motors Ltd.	12,830	76,258
Hirose Electric Co., Ltd.	1,566	145,527
Hiroshima Bank Ltd.	26,280	129,916
Hisamitsu Pharmaceutical Co., Inc.	3,167	152,087
Hitachi Chemical Co., Ltd.	4,988	81,952
Hitachi Construction Machinery Co., Ltd.	5,451	91,077
Hitachi High-Technologies Corp.	3,618	72,402
Hitachi Ltd.	228,211	1,135,059
Hitachi Metals Ltd.	8,386	96,176
Hokkaido Electric Power Co., Inc.	9,968	146,753
Hokuhoku Financial Group, Inc.	63,952	139,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hokuriku Electric Power Co.	8,738	$161,862
Honda Motor Co., Ltd.	82,504	2,419,016
Hoya Corp.	22,002	507,050
Ibiden Co., Ltd.	6,134	128,830
Idemitsu Kosan Co., Ltd.	1,190	106,688
IHI Corp.	67,834	149,702
INPEX Corp.	110	677,865
Isetan Mitsukoshi Holdings Ltd.	18,448	186,172
Isuzu Motors Ltd.	61,138	261,771
ITOCHU Corp.	75,032	716,639
ITOCHU Techno-Solutions Corp.	1,534	69,027
Iyo Bank Ltd.	11,578	117,936
J. Front Retailing Co., Ltd.	25,068	119,091
Japan Petroleum Exploration Co.	1,310	47,702
Japan Prime Realty Investment Corp. (REIT)	32	81,861
Japan Real Estate Investment Corp. (REIT)	23	224,362
Japan Retail Fund Investment Corp. (REIT)	84	135,221
Japan Steel Works Ltd.	15,022	89,546
Japan Tobacco, Inc.	227	1,059,063
JFE Holdings, Inc.	23,176	467,363
JGC Corp.	10,326	253,550
Joyo Bank Ltd.	33,480	155,616
JS Group Corp.	13,123	367,582
JSR Corp.	9,518	163,609
JTEKT Corp.	11,182	133,542
Jupiter Telecommunications Co., Ltd.	87	93,541
JX Holdings, Inc.	112,078	629,051
Kajima Corp.	43,739	143,910
Kamigumi Co., Ltd.	10,704	95,706
Kaneka Corp.	13,644	76,976
Kansai Electric Power Co., Inc.	38,623	664,161
Kansai Paint Co., Ltd.	10,452	100,079
Kao Corp.	26,967	750,128
Kawasaki Heavy Industries Ltd.	73,840	187,934
Kawasaki Kisen Kaisha Ltd.	36,162	75,125
KDDI Corp.	146	1,002,740
Keikyu Corp.	23,466	216,556
Keio Corp.	31,347	224,115
Keisei Electric Railway Co., Ltd.	13,955	94,692
Keyence Corp.	2,049	561,024
Kikkoman Corp.	6,823	77,886
Kinden Corp.	5,696	49,073
Kintetsu Corp.	85,980	323,574
Kirin Holdings Co., Ltd.	41,991	548,191
Kobe Steel Ltd.	129,095	216,174
Koito Manufacturing Co., Ltd.	5,000	78,725
Komatsu Ltd.	48,172	1,040,236
Konami Corp.	4,688	157,401
Konica Minolta Holdings, Inc.	22,936	157,127
Kubota Corp.	57,508	459,501
Kuraray Co., Ltd.	18,092	246,646
Kurita Water Industries Ltd.	5,814	162,623
Kyocera Corp.	7,704	643,557
Kyowa Hakko Kirin Co., Ltd.	13,267	147,720
Kyushu Electric Power Co., Inc.	19,588	315,613
Lawson, Inc.	3,080	174,084
Mabuchi Motor Co., Ltd.	1,252	57,860
Makita Corp.	5,746	204,664
Marubeni Corp.	85,668	479,070
Marui Group Co., Ltd.	11,386	85,560
Maruichi Steel Tube Ltd.	2,816	66,328
Mazda Motor Corp.*	71,679	144,300
McDonald’s Holdings Co. Japan Ltd.	2,880	76,541
Medipal Holdings Corp.	7,522	76,015
MEIJI Holdings Co., Ltd.	3,734	176,866
Minebea Co., Ltd.	16,711	56,081
Miraca Holdings, Inc.	2,700	118,694
Mitsubishi Chemical Holdings Corp.	68,859	465,901
Mitsubishi Corp.	71,084	1,447,603
Mitsubishi Electric Corp.	97,371	862,357
Mitsubishi Estate Co., Ltd.	63,011	1,019,781
Mitsubishi Gas Chemical Co., Inc.	19,711	121,180
Mitsubishi Heavy Industries Ltd.	151,256	636,063
Mitsubishi Logistics Corp.	6,008	64,672
Mitsubishi Materials Corp.	57,819	140,756
Mitsubishi Motors Corp.*	204,218	269,771
Mitsubishi Tanabe Pharma Corp.	11,890	220,414
Mitsubishi UFJ Financial Group, Inc.	644,416	2,896,373
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,930	117,026
Mitsui & Co., Ltd.	87,354	1,264,365
Mitsui Chemicals, Inc.	44,288	147,573
Mitsui Engineering & Shipbuilding Co., Ltd.	36,858	61,753
Mitsui Fudosan Co., Ltd.	42,427	671,500
Mitsui O.S.K. Lines Ltd.	56,575	216,827
Mizuho Financial Group, Inc.	1,154,103	1,666,915
MS&AD Insurance Group Holdings, Inc.	28,898	626,328
Murata Manufacturing Co., Ltd.	10,171	548,765
Nabtesco Corp.	4,700	89,055
Namco Bandai Holdings, Inc.	10,719	144,809
NEC Corp.*	135,742	275,744
NGK Insulators Ltd.	12,267	184,738
NGK Spark Plug Co., Ltd.	8,948	121,142
NHK Spring Co., Ltd.	6,075	53,588
Nidec Corp.	5,446	438,099
Nikon Corp.	16,759	393,798
Nintendo Co., Ltd.	5,039	733,972
Nippon Building Fund, Inc. (REIT)	27	279,089
Nippon Electric Glass Co., Ltd.	20,022	181,402
Nippon Express Co., Ltd.	45,427	193,479
Nippon Meat Packers, Inc.	9,075	117,878
Nippon Paper Group, Inc.	4,730	125,762
Nippon Sheet Glass Co., Ltd.	45,414	101,433
Nippon Steel Corp.	257,567	737,263
Nippon Telegraph & Telephone Corp.	24,087	1,157,638
Nippon Yusen KK	78,442	211,763
Nishi-Nippon City Bank Ltd.	35,480	108,982
Nissan Motor Co., Ltd.	126,648	1,119,221
Nisshin Seifun Group, Inc.	9,638	125,744
Nisshin Steel Co., Ltd.	31,672	56,593
Nissin Foods Holdings Co., Ltd.	3,106	125,147
Nitori Holdings Co., Ltd.	1,925	193,674
Nitto Denko Corp.	8,311	327,397
NKSJ Holdings, Inc.	18,905	417,639
NOK Corp.	5,364	96,452
Nomura Holdings, Inc.	179,308	653,382
Nomura Real Estate Holdings, Inc.	4,575	69,000
Nomura Real Estate Office Fund, Inc. (REIT)	12	73,129
Nomura Research Institute Ltd.	5,588	127,020
NSK Ltd.	22,970	168,598
NTN Corp.	22,214	104,132
NTT Data Corp.	68	209,799
NTT DoCoMo, Inc.	776	1,414,570
NTT Urban Development Corp.	53	38,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Obayashi Corp.	33,666	$166,855
Odakyu Electric Railway Co., Ltd.	32,103	305,048
OJI Paper Co., Ltd.	43,612	239,395
Olympus Corp.	11,052	341,164
Omron Corp.	10,144	198,683
Ono Pharmaceutical Co., Ltd.	4,175	248,609
Oracle Corp. Japan	1,940	68,238
Oriental Land Co., Ltd.	2,486	265,283
ORIX Corp.	5,241	408,431
Osaka Gas Co., Ltd.	94,868	394,340
Otsuka Corp.	739	50,880
Otsuka Holdings Co., Ltd.	12,800	350,056
Panasonic Corp.	112,186	1,084,297
Rakuten, Inc.	377	440,248
Resona Holdings, Inc.	93,502	442,703
Ricoh Co., Ltd.	33,480	280,093
Rinnai Corp.	1,584	132,397
Rohm Co., Ltd.	5,126	266,419
Sankyo Co., Ltd.	2,798	150,946
Santen Pharmaceutical Co., Ltd.	3,731	155,927
SBI Holdings, Inc.	992	85,690
Secom Co., Ltd.	10,627	510,932
Sega Sammy Holdings, Inc.	9,875	230,644
Seiko Epson Corp.	6,722	85,184
Sekisui Chemical Co., Ltd.	22,214	186,445
Sekisui House Ltd.	28,970	273,044
Seven & I Holdings Co., Ltd.	37,912	1,064,267
Seven Bank Ltd.	28	54,497
Sharp Corp.	51,938	436,072
Shikoku Electric Power Co., Inc.	8,943	245,990
Shimadzu Corp.	11,140	93,831
Shimamura Co., Ltd.	1,146	120,107
Shimano, Inc.	3,836	202,857
Shimizu Corp.	30,910	136,234
Shin-Etsu Chemical Co., Ltd.	20,764	1,018,074
Shinsei Bank Ltd.	70,173	78,795
Shionogi & Co., Ltd.	15,807	233,943
Shiseido Co., Ltd.	18,222	352,916
Shizuoka Bank Ltd.	28,724	300,553
Showa Denko KK	76,382	150,389
Showa Shell Sekiyu KK	9,875	70,359
SMC Corp.	2,648	386,676
Softbank Corp.	43,872	1,284,261
Sojitz Corp.	62,842	114,828
Sony Corp.	50,864	976,146
Sony Financial Holdings, Inc.	9,200	139,130
Square Enix Holdings Co., Ltd.	3,024	54,345
Stanley Electric Co., Ltd.	7,084	107,003
Sumco Corp.*	6,552	61,226
Sumitomo Chemical Co., Ltd.	79,158	304,450
Sumitomo Corp.	56,328	696,462
Sumitomo Electric Industries Ltd.	39,160	458,215
Sumitomo Heavy Industries Ltd.	25,784	132,224
Sumitomo Metal Industries Ltd.	164,920	341,525
Sumitomo Metal Mining Co., Ltd.	26,784	355,023
Sumitomo Mitsui Financial Group, Inc.	68,368	1,929,488
Sumitomo Mitsui Trust Holdings, Inc.	160,268	529,815
Sumitomo Realty & Development Co., Ltd.	17,526	336,774
Sumitomo Rubber Industries Ltd.	8,836	113,048
Suruga Bank Ltd.	8,890	86,441
Suzuken Co., Ltd.	3,806	102,156
Suzuki Motor Corp.	16,936	372,552
Sysmex Corp.	3,400	122,128
T&D Holdings, Inc.	29,368	276,409
Taisei Corp.	53,183	146,688
Taisho Pharmaceutical Co., Ltd.†	6,571	161,357
Taiyo Nippon Sanso Corp.	11,392	79,162
Takashimaya Co., Ltd.	11,955	86,965
Takeda Pharmaceutical Co., Ltd.	40,023	1,900,289
TDK Corp.	6,171	214,749
Teijin Ltd.	48,250	173,020
Terumo Corp.	8,550	444,697
THK Co., Ltd.	6,208	103,571
Tobu Railway Co., Ltd.	50,991	240,261
Toho Co., Ltd.	6,046	105,589
Toho Gas Co., Ltd.	18,592	122,057
Tohoku Electric Power Co., Inc.	22,259	308,134
Tokio Marine Holdings, Inc.	36,815	933,207
Tokyo Electric Power Co., Inc.*	73,858	226,618
Tokyo Electron Ltd.	8,536	386,672
Tokyo Gas Co., Ltd.	128,711	599,541
Tokyu Corp.	57,011	286,231
Tokyu Land Corp.	23,592	84,725
TonenGeneral Sekiyu KK	14,830	170,077
Toppan Printing Co., Ltd.	27,910	203,358
Toray Industries, Inc.	73,774	516,998
Toshiba Corp.	204,683	834,643
Tosoh Corp.	24,095	75,283
TOTO Ltd.	14,267	126,038
Toyo Seikan Kaisha Ltd.	7,804	118,191
Toyo Suisan Kaisha Ltd.	3,756	102,927
Toyoda Gosei Co., Ltd.	2,942	55,674
Toyota Boshoku Corp.	2,992	42,806
Toyota Industries Corp.	9,218	268,114
Toyota Motor Corp.	139,636	4,773,378
Toyota Tsusho Corp.	10,914	186,485
Trend Micro, Inc.	5,382	167,992
Tsumura & Co.	3,004	95,732
Ube Industries Ltd.	50,123	166,189
Unicharm Corp.	5,794	278,103
Ushio, Inc.	5,264	79,961
USS Co., Ltd.	1,211	103,008
West Japan Railway Co.	8,600	368,806
Yahoo! Japan Corp.	766	237,981
Yakult Honsha Co., Ltd.	4,907	152,665
Yamada Denki Co., Ltd.	4,182	291,977
Yamaguchi Financial Group, Inc.	10,763	108,543
Yamaha Corp.	8,179	88,280
Yamaha Motor Co., Ltd.*	13,532	177,226
Yamato Holdings Co., Ltd.	20,936	381,040
Yamato Kogyo Co., Ltd.	2,054	53,726
Yamazaki Baking Co., Ltd.	5,571	84,574
Yaskawa Electric Corp.	10,140	76,487
Yokogawa Electric Corp.*	10,503	98,986

		106,412,271

Luxembourg (0.7%)
ArcelorMittal S.A.	43,725	698,334
Millicom International Cellular S.A. (SDR)	3,715	372,050
SES S.A. (FDR)	15,244	370,150
Tenaris S.A.	23,548	299,138
Tenaris S.A. (ADR)	246,195	6,265,663

		8,005,335

Macau (0.0%)
Sands China Ltd.*	121,467	279,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wynn Macau Ltd.	77,600	$179,277

		458,649

Mauritius (0.0%)
Essar Energy plc*	16,162	62,648

Mexico (0.0%)
Fresnillo plc	9,222	226,925

Netherlands (2.7%)
Aegon N.V.*	87,128	351,257
Akzo Nobel N.V.	11,778	520,681
ASML Holding N.V.	22,095	767,761
Core Laboratories N.V.	51,400	4,617,262
Corio N.V. (REIT)	3,047	140,222
Delta Lloyd N.V.	5,120	80,870
European Aeronautic Defence and Space Co. N.V.	20,661	579,655
Fugro N.V. (CVA)	3,430	173,677
Heineken Holding N.V.	5,973	230,405
Heineken N.V.	13,126	586,594
ING Groep N.V. (CVA)*	193,803	1,363,988
Koninklijke (Royal) KPN N.V.	77,298	1,017,593
Koninklijke Ahold N.V.	58,768	691,005
Koninklijke Boskalis Westminster N.V.	3,483	107,152
Koninklijke DSM N.V.	7,735	336,289
Koninklijke Philips Electronics N.V.	51,066	914,117
Koninklijke Vopak N.V.	3,562	170,651
PostNL N.V.	17,130	75,012
QIAGEN N.V.*	12,456	172,014
Randstad Holding N.V.	6,041	192,707
Reed Elsevier N.V.	35,173	384,626
Royal Dutch Shell plc, Class A	181,859	5,640,414
Royal Dutch Shell plc, Class B	136,495	4,239,504
SBM Offshore N.V.	8,638	149,793
TNT Express N.V.	18,623	128,496
Unilever N.V. (N.Y. Shares) (ADR)	89,540	2,819,615
Unilever N.V. (CVA)	82,350	2,608,355
Wolters Kluwer N.V.	14,914	241,517

		29,301,232

New Zealand (0.1%)
Auckland International Airport Ltd.	48,063	83,495
Contact Energy Ltd.*	18,062	74,623
Fletcher Building Ltd.	34,453	200,184
Sky City Entertainment Group Ltd.	29,859	75,163
Telecom Corp. of New Zealand Ltd.	98,532	194,842

		628,307

Norway (0.3%)
Aker Solutions ASA	8,136	78,065
DnB NOR ASA	50,235	501,507
Gjensidige Forsikring ASA	10,181	105,396
Norsk Hydro ASA	47,373	215,233
Orkla ASA	38,114	289,986
Renewable Energy Corp. ASA*	20,299	17,801
Statoil ASA	56,920	1,216,200
Telenor ASA	37,748	581,914
Yara International ASA	9,326	355,652

		3,361,754

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	149,603	38,813
Banco Espirito Santo S.A. (Registered)	27,574	73,014
Cimpor Cimentos de Portugal SGPS S.A.	8,251	55,284
EDP - Energias de Portugal S.A.	96,160	295,340
Galp Energia SGPS S.A., Class B	11,588	211,172
Jeronimo Martins SGPS S.A.	11,352	176,884
Portugal Telecom SGPS S.A. (Registered)	34,102	248,664

		1,099,171

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	89,522	138,259
CapitaLand Ltd.	134,502	250,737
CapitaMall Trust (REIT)	96,267	133,680
CapitaMalls Asia Ltd.	76,421	69,775
City Developments Ltd.	24,280	176,250
ComfortDelGro Corp., Ltd.	97,550	96,984
Cosco Corp., (Singapore) Ltd.	50,056	34,407
DBS Group Holdings Ltd.	87,795	787,062
Fraser and Neave Ltd.	44,620	195,306
Genting Singapore plc*	302,261	351,262
Global Logistic Properties Ltd.*	93,000	116,686
Golden Agri-Resources Ltd.	333,537	153,184
Hutchison Port Holdings Trust, Class U	265,000	175,321
Jardine Cycle & Carriage Ltd.	5,449	172,975
Keppel Corp., Ltd.	70,685	414,040
Keppel Land Ltd.	36,000	70,336
Neptune Orient Lines Ltd.	48,991	40,307
Olam International Ltd.	62,924	107,279
Oversea-Chinese Banking Corp., Ltd.	126,922	781,056
SembCorp Industries Ltd.	49,812	128,539
SembCorp Marine Ltd.	42,626	104,268
Singapore Airlines Ltd.	26,682	230,861
Singapore Exchange Ltd.	45,302	227,269
Singapore Press Holdings Ltd.	77,523	221,557
Singapore Technologies Engineering Ltd.	77,019	163,259
Singapore Telecommunications Ltd.	403,119	973,293
StarHub Ltd.	31,724	69,029
United Overseas Bank Ltd.	63,826	821,540
UOL Group Ltd.	22,532	70,975
Wilmar International Ltd.	94,455	374,675

		7,650,171

Spain (1.5%)
Abertis Infraestructuras S.A.	19,678	302,377
Acciona S.A.	1,292	109,064
Acerinox S.A.	4,854	54,582
ACS Actividades de Construccion y Servicios S.A.	7,421	261,844
Amadeus IT Holding S.A., Class A	14,748	236,746
Banco Bilbao Vizcaya Argentaria S.A.	217,155	1,769,401
Banco de Sabadell S.A.	54,754	196,111
Banco Popular Espanol S.A.	46,378	213,550
Banco Santander S.A. (BATS Europe Exchange)	426,615	3,487,596
Banco Santander S.A. (Euro Comp Exchange)	837	6,951
Bankia S.A.*	43,855	214,363
Bankinter S.A.	10,710	58,333
CaixaBank	37,658	166,073
Distribuidora Internacional de Alimentacion S.A.*	29,228	115,100
EDP Renovaveis S.A.*	11,379	62,099
Enagas S.A.	9,223	169,847
Ferrovial S.A.	18,531	211,684
Fomento de Construcciones y Contratas S.A.	2,140	52,886
Gas Natural SDG S.A.	16,193	276,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Grifols S.A.*	6,910	$129,257
Iberdrola S.A.	199,664	1,351,219
Inditex S.A.	11,074	948,352
Indra Sistemas S.A.	5,244	75,494
Mapfre S.A.	37,999	117,379
Mediaset Espana Comunicacion S.A.	7,493	42,545
Red Electrica Corporacion S.A.	5,244	239,307
Repsol YPF S.A.	40,205	1,059,318
Telefonica S.A.	207,977	3,987,191
Zardoya Otis S.A.	7,620	97,171

		16,011,847

Sweden (1.2%)
Alfa Laval AB	17,128	268,903
Assa Abloy AB, Class B	15,976	328,895
Atlas Copco AB, Class A	34,484	609,147
Atlas Copco AB, Class B	19,341	303,418
Boliden AB	13,726	141,592
Electrolux AB, Class B	12,557	184,076
Getinge AB, Class B	10,294	224,396
Hennes & Mauritz AB, Class B	51,594	1,541,171
Hexagon AB, Class B	12,738	165,790
Holmen AB, Class B	2,761	68,516
Husqvarna AB, Class B	21,265	85,848
Industrivarden AB, Class C	5,764	60,252
Investor AB, Class B	23,625	414,684
Kinnevik Investment AB, Class B	10,432	193,304
Modern Times Group AB, Class B	2,525	100,812
Nordea Bank AB	134,060	1,083,240
Ratos AB, Class B	9,678	111,296
Sandvik AB	50,528	580,423
Scania AB, Class B	16,397	233,773
Securitas AB, Class B	16,137	117,629
Skandinaviska Enskilda Banken AB, Class A	70,808	380,705
Skanska AB, Class B	20,959	289,723
SKF AB, Class B	19,939	375,771
SSAB AB, Class A	7,895	58,427
Svenska Cellulosa AB, Class B	29,443	357,981
Svenska Handelsbanken AB, Class A	24,505	622,971
Swedbank AB, Class A	41,026	452,081
Swedish Match AB	11,098	367,223
Tele2 AB, Class B	16,143	295,188
Telefonaktiebolaget LM Ericsson, Class B	152,703	1,463,142
TeliaSonera AB	109,568	722,988
Volvo AB, Class B	69,926	683,649

		12,887,014

Switzerland (9.4%)
ABB Ltd. (Registered)*	110,984	1,895,352
ABB Ltd. (ADR)*	74,492	1,272,323
Actelion Ltd. (Registered)*	5,431	180,680
Adecco S.A. (Registered)*	6,719	263,471
Aryzta AG	4,240	183,656
Baloise Holding AG (Registered)	2,377	173,715
Cie Financiere Richemont S.A., Class A	26,359	1,170,095
Credit Suisse Group AG (Registered)*	57,050	1,480,401
Foster Wheeler AG*	101,955	1,813,779
GAM Holding AG*	10,667	133,317
Geberit AG (Registered)*	1,948	358,111
Givaudan S.A. (Registered)*	420	328,114
Glencore International plc	42,142	260,828
Holcim Ltd. (Registered)*	12,416	656,399
Julius Baer Group Ltd.*	10,244	341,377
Kuehne + Nagel International AG (Registered)	2,649	296,310
Lindt & Spruengli AG	50	145,529
Lindt & Spruengli AG (Registered)	5	172,745
Lonza Group AG (Registered)*	2,554	153,306
Nestle S.A. (Registered)	322,682	17,737,934
Nestle S.A. (Registered) (ADR)	155,035	8,542,428
Noble Corp.*	554,282	16,268,177
Novartis AG (Registered)	142,956	7,978,310
Novartis AG (ADR)	54,051	3,014,424
Pargesa Holding S.A.	1,393	95,210
Roche Holding AG	35,573	5,723,045
Schindler Holding AG	2,357	252,369
Schindler Holding AG (Registered)	1,116	121,689
SGS S.A. (Registered)	272	412,508
Sika AG	103	182,100
Sonova Holding AG (Registered)*	2,495	225,144
STMicroelectronics N.V.	32,684	213,559
Straumann Holding AG (Registered)	400	62,538
Sulzer AG (Registered)	1,218	124,690
Swatch Group AG	1,534	502,718
Swatch Group AG (Registered)	2,241	133,928
Swiss Life Holding AG (Registered)*	1,538	168,109
Swiss Reinsurance Co., Ltd.*	17,732	825,284
Swisscom AG (Registered)	1,172	476,217
Syngenta AG (Registered)*	4,805	1,244,780
Syngenta AG (ADR)*	58,884	3,054,313
Transocean Ltd. (BATS Europe Exchange)	16,238	781,152
Transocean Ltd. (New York Exchange)	130,750	6,242,005
UBS AG (Registered)*	184,256	2,097,436
Weatherford International Ltd.*	955,556	11,667,339
Wolseley plc	14,687	365,606
Xstrata plc	105,065	1,317,665
Zurich Financial Services AG*	7,424	1,536,961

		102,647,146

United Kingdom (11.7%)
3i Group plc	50,206	146,048
Admiral Group plc	9,632	188,842
Aggreko plc	12,922	326,346
AMEC plc	17,167	215,922
Anglo American plc	66,845	2,305,191
Antofagasta plc	20,401	289,663
ARM Holdings plc	68,184	583,584
Associated British Foods plc	18,370	315,064
AstraZeneca plc	69,745	3,088,076
Autonomy Corp. plc*	11,702	463,519
Aviva plc	143,128	676,299
Babcock International Group plc	18,475	187,795
BAE Systems plc	173,870	716,815
Balfour Beatty plc	36,478	144,117
Barclays plc	588,449	1,444,539
BG Group plc	171,535	3,266,420
BHP Billiton plc	108,156	2,865,914
BP plc	951,855	5,709,135
British American Tobacco plc	292,273	12,387,970
British American Tobacco plc (ADR)	73,762	6,249,854
British Land Co. plc (REIT)	42,558	314,286
British Sky Broadcasting Group plc	57,658	591,957
BT Group plc, Class A	388,463	1,041,322
Bunzl plc	16,969	201,547
Burberry Group plc	22,437	406,143
Cairn Energy plc*	71,247	308,776
Capita Group plc	30,986	338,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Shopping Centres Group plc (REIT)	28,197	$143,247
Carnival plc	9,314	288,210
Centrica plc	258,849	1,189,912
Cobham plc	59,222	160,636
Compass Group plc	95,946	775,865
Diageo plc	461,978	8,789,483
Diageo plc (ADR)	78,038	5,925,425
Eurasian Natural Resources Corp.	13,129	116,926
G4S plc	73,203	303,514
GKN plc	78,762	212,933
GlaxoSmithKline plc	260,969	5,388,089
Hammerson plc (REIT)	36,342	212,115
HSBC Holdings plc	901,276	6,868,931
ICAP plc	26,868	170,783
Imperial Tobacco Group plc	51,617	1,743,132
Inmarsat plc	22,555	171,369
Intercontinental Hotels Group plc	14,998	243,472
International Consolidated Airlines Group S.A.*	46,847	110,301
International Power plc	78,760	373,100
Intertek Group plc	8,166	234,131
Invensys plc	41,729	145,022
Investec plc	25,930	139,841
ITV plc*	184,968	169,714
J Sainsbury plc	61,206	260,025
Johnson Matthey plc	11,106	271,845
Kazakhmys plc	11,072	135,580
Kingfisher plc	122,168	468,291
Land Securities Group plc (REIT)	39,112	389,575
Legal & General Group plc	303,260	453,865
Lloyds Banking Group plc*	2,078,921	1,102,371
London Stock Exchange Group plc	8,345	104,712
Lonmin plc	7,934	129,052
Man Group plc	95,328	246,541
Marks & Spencer Group plc	81,711	397,228
National Grid plc	177,590	1,760,817
Next plc	8,761	342,928
Old Mutual plc	272,825	441,111
Pearson plc	41,148	724,263
Petrofac Ltd.	13,280	245,694
Prudential plc	127,915	1,094,848
Randgold Resources Ltd.	4,661	453,613
Reckitt Benckiser Group plc	31,339	1,584,402
Reed Elsevier plc	62,739	477,954
Resolution Ltd.	74,248	284,986
Rexam plc	45,364	217,551
Rio Tinto plc	272,294	12,025,832
Rio Tinto plc (ADR)	94,928	4,184,426
Rolls-Royce Holdings plc*	95,922	879,486
Royal Bank of Scotland Group plc*	874,665	313,130
RSA Insurance Group plc	176,528	302,794
SABMiller plc	48,511	1,576,704
Sage Group plc	67,945	269,395
Schroders plc	5,704	113,174
Scottish & Southern Energy plc	47,756	955,066
Segro plc (REIT)	38,932	132,926
Serco Group plc	25,382	201,107
Severn Trent plc	12,240	292,903
Smith & Nephew plc	45,817	411,922
Smiths Group plc	20,171	310,766
Standard Chartered plc	120,278	2,400,674
Standard Life plc	115,691	358,294
Subsea 7 S.A.*	14,312	272,096
Tesco plc	406,245	2,376,310
TUI Travel plc	28,920	66,641
Tullow Oil plc	44,965	912,281
Unilever plc	65,362	2,047,514
United Utilities Group plc	35,269	341,591
Vedanta Resources plc	6,135	104,471
Vodafone Group plc	2,593,428	6,697,126
Weir Group plc	10,602	254,026
Whitbread plc	9,060	221,986
WM Morrison Supermarkets plc	114,528	516,431

		128,776,294

United States (3.0%)
Bunge Ltd.	66,568	3,880,249
Cooper Industries plc	214,838	9,908,329
Schlumberger Ltd.	314,944	18,811,605
Sims Metal Management Ltd.	7,811	92,754
Synthes, Inc.	3,310	535,194

		33,228,131

Total Common Stocks (70.6%) (Cost $710,194,196)		773,687,954

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.8%)
iShares FTSE China 25 Index Fund	84,710	2,611,609
iShares MSCI Australia Index Fund	103,715	2,080,523
iShares MSCI Austria Investable Market Index Fund	128,537	1,929,340
iShares MSCI Belgium Investable Market Index Fund	150,497	1,655,467
iShares MSCI BRIC Index Fund	68,916	2,334,185
iShares MSCI Canada Index Fund	45,458	1,158,725
iShares MSCI EAFE Index Fund	600,066	28,653,152
iShares MSCI EAFE Small Cap Index Fund	25,000	873,500
iShares MSCI Emerging Markets Index Fund	101,332	3,553,713
iShares MSCI France Index Fund	107,167	2,041,531
iShares MSCI Germany Index Fund	341,010	6,237,073
iShares MSCI Hong Kong Index Fund	73,777	1,057,962
iShares MSCI Indonesia Investable Market Index Fund	15,100	390,184
iShares MSCI Israel Capped Investable Market Index Fund	9,500	381,330
iShares MSCI Italy Index Fund	309,848	3,680,994
iShares MSCI Japan Index Fund	1,009,080	9,545,897
iShares MSCI Malaysia Index Fund	7,062	86,227
iShares MSCI Mexico Investable Market Index Fund	9,248	452,782
iShares MSCI Netherlands Investable Market Index Fund	105,993	1,737,225
iShares MSCI Pacific ex-Japan Index Fund	128,992	4,743,036
iShares MSCI Poland Investable Market Index Fund	7,700	178,948
iShares MSCI Singapore Index Fund	88,226	970,486
iShares MSCI South Korea Index Fund	4,900	228,193
iShares MSCI Spain Index Fund	48,221	1,558,985
iShares MSCI Sweden Index Fund	65,303	1,501,316
iShares MSCI Switzerland Index Fund	30,300	656,298
iShares MSCI Thailand Index Fund	2,418	128,734
iShares MSCI Turkey Index Fund	8,184	389,395
iShares S&P Europe 350 Index Fund	479,766	15,290,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
iShares S&P Latin America 40 Index Fund	25,747	$1,001,043
SPDR DJ EURO Stoxx 50 Fund	94,564	2,674,270
SPDR S&P Emerging Asia Pacific ETF	27,979	1,800,169
SPDR S&P Emerging Europe ETF	17,167	615,952
Vanguard MSCI EAFE ETF	161,000	4,857,370
Vanguard MSCI Emerging Markets ETF	6,000	215,340

Total Investment Companies (9.8%) (Cost $109,224,644)		107,271,097

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11*	217,155	32,003
CaixaBank, expiring 10/13/11*	37,658	3,077

Total Rights (0.0%) (Cost $—)		35,080

Total Investments (80.4%) (Cost $819,418,840)		880,994,131
Other Assets Less Liabilities (19.6%)		214,713,464

Net Assets (100%)		$1,095,707,595

*	Non-income producing.

†	Securities (totaling $161,357 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	4.1%
Consumer Staples	9.9
Energy	13.0
Exchange Traded Funds	9.8
Financials	9.5
Health Care	4.5
Industrials	9.8
Information Technology	2.0
Materials	12.7
Telecommunication Services	2.7
Utilities	2.4
Cash and Other	19.6

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$341,868	$—	$304,514	$—	$4,994	$21,086
AXA S.A.	1,429,412	46,834	—	1,144,043	74,637	—
BlackRock Liquidity Funds TempFund	5,657,001	57,434,307	63,091,308	—	3,887	—

	$7,428,281	$57,481,141	$63,395,822	$1,144,043	$83,518	$21,086

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
E-Mini MSCI EAFE Index	4	December-11	$276,086	$269,320	$(6,766)
Sales
DJ EURO Stoxx 50 Index	1,261	December-11	$34,668,861	$36,423,998	$(1,755,137)
FTSE 100 Index	284	December-11	22,440,115	22,544,277	(104,162)
SPI 200 Index	93	December-11	8,864,256	8,999,610	(135,354)
TOPIX Index	240	December-11	22,887,495	23,570,595	(683,100)

					$(2,677,753)

					$(2,684,519)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	10,293	$9,988,097	$9,872,091	$116,006
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,189	1,144,516	1,140,334	4,182
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	8,500	8,587,125	8,152,095	435,030
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,456	2,261,609	2,268,612	(7,003)
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	13,000	20,470,450	20,258,247	212,203
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	16,361	25,238,025	25,495,159	(257,134)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	29,985	$40,518,805	$40,159,740	$359,065
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	23,000	31,464,000	30,805,050	658,950
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,795	3,763,153	3,742,948	20,205
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,600,000	20,891,138	20,767,026	124,112
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	222,620	2,917,560	2,889,476	28,084
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	1,970,919	25,872,550	25,581,330	291,220

					$1,984,920

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$46,911,743	$—	$46,911,743
Consumer Staples	27,417,571	75,672,546	—	103,090,117
Energy	99,129,452	43,310,290	—	142,439,742
Financials	2,731,142	101,643,916	—	104,375,058
Health Care	3,014,424	46,571,812	161,357	49,747,593
Industrials	54,738,575	56,642,694	—	111,381,269
Information Technology	—	22,871,491	—	22,871,491
Materials	64,910,381	76,311,806	—	141,222,187
Telecommunication Services	—	28,918,327	—	28,918,327
Utilities	—	22,730,427	—	22,730,427
Forward Currency Contracts	—	2,249,057	—	2,249,057
Investment Companies
Exchange Traded Funds (ETFs)	107,271,097	—	—	107,271,097
Rights
Financials	—	35,080	—	35,080

Total Assets	$359,212,642	$523,869,189	$161,357	$883,243,188

Liabilities:
Forward Currency Contracts	$—	$(264,137)	$—	$(264,137)
Futures	(2,684,519)	—	—	(2,684,519)

Total Liabilities	$(2,684,519)	$(264,137)	$—	$(2,948,656)

Total	$356,528,123	$523,605,052	$161,357	$880,294,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Financials	Investments in Common Stocks - Industrials	Investments in Common Stocks - Health Care
Balance as of 12/31/10	$106	$9,571	$—
Total gains or losses (realized/unrealized) included in earnings	—	(48)	18,042
Purchases	—	—	23,142
Sales	(106)	(9,523)	(45,533)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	165,706
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$—	$—	$161,357

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$—	$—	$14,007

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$32,916,496
Net Proceeds of Sales and Redemptions:
Stocks	$76,811,798

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,446,429
Aggregate gross unrealized depreciation	(87,806,932)

Net unrealized appreciation	$13,639,497

Federal income tax cost of investments	$867,354,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.2%)
Abacus Property Group (REIT)	40,777	$72,209
Acrux Ltd.	25,081	75,711
Adelaide Brighton Ltd.	77,352	193,627
AGL Energy Ltd.	72,866	999,184
Alumina Ltd.	393,684	550,455
Amcor Ltd.	194,305	1,278,562
AMP Ltd.	448,970	1,685,355
Ansell Ltd.	21,628	270,655
APA Group	84,480	327,950
APN News & Media Ltd.	65,284	52,367
Aquarius Platinum Ltd.	62,844	173,993
Aquila Resources Ltd.*	26,828	125,828
Ardent Leisure Group (REIT)	46,994	49,022
Aristocrat Leisure Ltd.	73,655	146,835
Asciano Ltd.	465,303	640,457
Aston Resources Ltd.*	20,171	192,384
ASX Ltd.	27,850	808,557
Atlas Iron Ltd.	129,106	346,687
Aurora Oil & Gas Ltd.*	64,105	136,346
Ausdrill Ltd.	38,417	98,909
Austar United Communications Ltd.*	92,762	102,988
Australand Property Group (REIT)	37,509	81,833
Australia & New Zealand Banking Group Ltd.	417,111	7,746,377
Australian Infrastructure Fund	98,265	170,386
AWE Ltd.*	86,115	84,359
Bank of Queensland Ltd.	35,132	240,215
Bathurst Resources Ltd.*	100,879	60,609
Beach Energy Ltd.	172,727	177,931
Bendigo and Adelaide Bank Ltd.	55,734	451,746
BHP Billiton Ltd.	510,318	16,955,318
Billabong International Ltd.	33,183	104,509
BlueScope Steel Ltd.	283,150	195,364
Boral Ltd.	114,350	380,422
Bow Energy Ltd.*	54,263	76,319
Bradken Ltd.	25,790	161,928
Brambles Ltd.	235,122	1,450,584
BWP Trust (REIT)	63,194	102,180
Cabcharge Australia Ltd.	17,588	73,119
Caltex Australia Ltd.	21,554	222,138
Campbell Brothers Ltd.	10,664	424,828
carsales.com Ltd.	34,050	154,580
CFS Retail Property Trust (REIT)	373,390	626,287
Challenger Ltd.	82,654	335,252
Charter Hall Group (REIT)	38,350	61,216
Charter Hall Office REIT (REIT)	65,631	210,378
Charter Hall Retail REIT (REIT)	42,216	126,613
Coalspur Mines Ltd.*	63,614	83,371
Coca-Cola Amatil Ltd.	83,999	961,096
Cochlear Ltd.	9,005	400,139
Commonwealth Bank of Australia	247,801	10,774,500
Commonwealth Property Office Fund (REIT)	389,530	334,858
Computershare Ltd.	80,973	576,580
ConnectEast Group	620,188	326,120
Crown Ltd.	67,931	517,625
CSL Ltd.	84,648	2,414,535
CSR Ltd.	82,435	183,500
Cudeco Ltd.(b)*†	23,421	76,833
Dart Energy Ltd.*	91,105	45,304
David Jones Ltd.	79,842	227,728
Dexus Property Group (REIT)	769,491	606,941
Discovery Metals Ltd.*	63,167	78,647
Downer EDI Ltd.*	66,075	180,867
DUET Group	158,004	245,470
DuluxGroup Ltd.	57,349	138,078
Eastern Star Gas Ltd.*	123,852	90,853
Echo Entertainment Group Ltd.*	109,207	381,412
Emeco Holdings Ltd.	101,062	94,296
Energy Resources of Australia Ltd.*	9,279	25,706
Energy World Corp., Ltd.*	126,441	61,701
Envestra Ltd.	113,279	71,989
Extract Resources Ltd.*	13,728	99,801
Fairfax Media Ltd.	322,275	253,492
FKP Property Group	109,061	46,609
Fleetwood Corp., Ltd.	7,415	79,856
Flight Centre Ltd.	8,808	143,002
Fortescue Metals Group Ltd.	270,546	1,121,541
Foster’s Group Ltd.	306,426	1,555,617
Gindalbie Metals Ltd.*	118,412	53,852
Gloucester Coal Ltd.*	11,848	76,632
Goodman Fielder Ltd.	204,231	93,711
Goodman Group (REIT)	1,046,646	572,661
GPT Group (REIT)	272,105	813,186
GrainCorp Ltd.	31,664	217,717
Gryphon Minerals Ltd.*	46,185	57,657
GUD Holdings Ltd.	10,520	71,819
Gunns Ltd.(b)*	118,956	16,768
GWA Group Ltd.	39,400	75,568
Harvey Norman Holdings Ltd.	91,176	187,407
Hastings Diversified Utilities Fund	69,638	102,563
Iluka Resources Ltd.	66,546	778,036
Incitec Pivot Ltd.	258,998	802,932
Independence Group NL	33,083	135,665
Insurance Australia Group Ltd.	329,392	952,442
Intrepid Mines Ltd.*	79,383	69,706
Investa Office Fund (REIT)	444,406	257,336
Invocare Ltd.	17,729	117,343
IOOF Holdings Ltd.	28,788	148,722
Iress Market Technology Ltd.	15,917	106,721
JB Hi-Fi Ltd.	15,521	224,805
Kagara Ltd.*	84,775	31,801
Karoon Gas Australia Ltd.*	27,127	72,652
Kingsgate Consolidated Ltd.	21,534	148,887
Leighton Holdings Ltd.	26,003	455,855
Lend Lease Group	82,704	554,119
Linc Energy Ltd.*	49,375	87,299
Lynas Corp., Ltd.*	264,367	267,169
MacArthur Coal Ltd.	23,961	366,585
Macmahon Holdings Ltd.*	95,786	54,511
Macquarie Atlas Roads Group*	63,085	79,357
Macquarie Group Ltd.	54,793	1,172,094
MAp Group	229,537	711,097
Medusa Mining Ltd.	29,906	195,482
Mermaid Marine Australia Ltd.	33,826	102,814
Mesoblast Ltd.*	24,876	190,331
Metcash Ltd.	122,099	479,651
Mineral Resources Ltd.	19,356	185,401
Mirabela Nickel Ltd.*	65,730	83,886
Mirvac Group (REIT)	543,096	592,579
Monadelphous Group Ltd.	13,813	228,808
Mount Gibson Iron Ltd.	102,225	129,177
Murchison Metals Ltd.*	49,321	15,488
Myer Holdings Ltd.	92,880	180,828
National Australia Bank Ltd.	349,828	7,432,407
Navitas Ltd.	32,810	120,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Newcrest Mining Ltd.	121,385	$4,000,196
NRW Holdings Ltd.	39,956	87,548
Nufarm Ltd.*	28,560	116,070
OceanaGold Corp.*	18,831	40,520
OneSteel Ltd.	198,164	232,423
Orica Ltd.	57,760	1,293,786
Origin Energy Ltd.	169,263	2,166,767
OZ Minerals Ltd.	51,513	458,407
Pacific Brands Ltd.	141,033	90,015
Paladin Energy Ltd.*	114,205	130,754
PanAust Ltd.*	75,324	180,242
Panoramic Resources Ltd.	31,056	34,928
Perpetual Ltd.	7,132	140,182
Perseus Mining Ltd.*	67,987	199,584
Platinum Asset Management Ltd.	38,174	139,243
Primary Health Care Ltd.	70,897	201,026
Qantas Airways Ltd.*	360,195	482,259
QBE Insurance Group Ltd.	173,752	2,131,863
QR National Ltd.	256,083	774,109
Qube Logistics Holdings Ltd.	71,790	88,917
Ramsay Health Care Ltd.	20,571	375,544
Regis Resources Ltd.*	58,542	146,784
Reject Shop Ltd.	4,088	37,182
Resolute Mining Ltd.*	56,642	82,629
Rio Tinto Ltd.	69,294	4,056,995
Sandfire Resources NL*	14,984	85,920
Santos Ltd.	139,021	1,503,341
Seek Ltd.	52,138	264,305
Seven Group Holdings Ltd.	15,557	118,386
Seven West Media Ltd.	57,531	141,629
Sigma Pharmaceuticals Ltd.	182,805	113,633
SMS Management & Technology Ltd.	10,606	55,041
Sonic Healthcare Ltd.	61,768	675,888
Southern Cross Media Group Ltd.	85,319	77,938
SP AusNet	210,124	188,524
Spark Infrastructure Group§	189,293	226,630
Spotless Group Ltd.	41,372	70,925
St Barbara Ltd.*	51,790	102,251
Stockland Corp., Ltd. (REIT)	378,946	1,054,059
Suncorp Group Ltd.	204,593	1,555,610
Sundance Resources Ltd.*	358,453	145,523
TABCORP Holdings Ltd.	109,416	270,770
Tatts Group Ltd.	210,541	450,509
Telstra Corp., Ltd.	1,978,672	5,897,283
Ten Network Holdings Ltd.	93,010	78,272
Toll Holdings Ltd.†	104,092	436,496
TPG Telecom Ltd.	45,688	61,853
Transfield Services Ltd.	74,033	132,463
Transpacific Industries Group Ltd.*	84,199	49,663
Transurban Group	228,024	1,185,397
Treasury Wine Estates Ltd.	102,449	378,850
UGL Ltd.	26,139	285,885
Virgin Blue Holdings Ltd.*	203,517	60,710
Wesfarmers Ltd.	184,159	5,564,889
Western Areas NL	22,727	93,244
Westfield Group (REIT)	336,709	2,492,908
Westfield Retail Trust (REIT)	446,765	1,036,387
Westpac Banking Corp.	481,669	9,257,714
White Energy Co., Ltd.*	38,819	54,460
Whitehaven Coal Ltd.	45,648	231,308
Woodside Petroleum Ltd.	95,525	2,957,262
Woolworths Ltd.	193,433	4,622,067
WorleyParsons Ltd.	32,809	818,674
Wotif.com Holdings Ltd.	18,840	71,347

		141,629,139

Belgium (0.9%)
Anheuser-Busch InBev N.V.	274,233	14,543,511

Finland (0.5%)
Nokia Oyj	1,380,777	7,821,298

France (14.0%)
Air Liquide S.A.	104,796	12,254,501
BNP Paribas S.A.	488,888	19,351,343
Carrefour S.A.	216,519	4,925,615
Cie de Saint-Gobain S.A.	159,874	6,106,329
Danone S.A.	225,905	13,902,471
France Telecom S.A.	703,706	11,539,207
GDF Suez S.A.	491,442	14,681,006
L’Oreal S.A.	87,890	8,600,181
LVMH Moet Hennessy Louis Vuitton S.A.	98,527	13,065,349
Sanofi S.A.	453,546	29,779,408
Schneider Electric S.A.	202,339	10,893,638
Societe Generale S.A.	380,053	9,957,955
Total S.A.	818,743	36,098,933
Unibail-Rodamco S.A. (REIT)	44,678	7,962,605
Vinci S.A.	195,829	8,408,807
Vivendi S.A.	455,898	9,308,345

		216,835,693

Germany (12.0%)
Allianz SE (Registered)	166,783	15,694,410
BASF SE	338,883	20,561,739
Bayer AG (Registered)	304,899	16,756,025
Bayerische Motoren Werke (BMW) AG	118,525	7,853,501
Daimler AG (Registered)	328,671	14,558,253
Deutsche Bank AG (Registered)	343,369	11,963,663
Deutsche Boerse AG*	71,897	3,610,367
Deutsche Telekom AG (Registered)	1,098,448	12,921,324
E.ON AG	737,776	16,090,108
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	59,353	7,357,105
RWE AG	152,455	5,613,808
SAP AG	340,810	17,372,874
Siemens AG (Registered)	318,262	28,752,486
Volkswagen AG (Preference)	53,039	7,017,051

		186,122,714

Ireland (0.8%)
CRH plc	267,480	4,125,541
Experian plc	181,937	2,046,829
James Hardie Industries SE (CDI)*	69,010	376,415
Shire plc	101,770	3,173,374
WPP plc	228,981	2,111,696

		11,833,855

Italy (3.5%)
Assicurazioni Generali S.p.A.	492,618	7,781,655
Enel S.p.A.	2,349,706	10,395,955
ENI S.p.A.	946,180	16,624,800
Intesa Sanpaolo S.p.A.	5,150,702	8,048,034
Telecom Italia S.p.A.	3,825,871	4,154,331
UniCredit S.p.A.	6,085,230	6,475,738

		53,480,513

Japan (25.6%)
77 Bank Ltd.	54,000	243,724
ABC-Mart, Inc.	3,700	142,071
Accordia Golf Co., Ltd.	93	72,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Acom Co., Ltd.*	6,260	$119,423
ADEKA Corp.	13,700	146,388
Aderans Co., Ltd.*	5,400	50,064
Advantest Corp.	22,300	240,447
Aeon Co., Ltd.	107,300	1,448,409
Aeon Credit Service Co., Ltd.	14,100	216,280
Aeon Delight Co., Ltd.	3,800	81,397
Aeon Mall Co., Ltd.	14,400	327,410
Aica Kogyo Co., Ltd.	9,600	137,363
Aichi Bank Ltd.	1,100	69,188
Aichi Corp.	16,500	67,836
Aichi Machine Industry Co., Ltd.	17,200	54,187
Aida Engineering Ltd.	14,700	70,459
Ain Pharmaciez, Inc.	2,100	92,868
Air Water, Inc.	28,000	345,548
Aisan Industry Co., Ltd.	7,700	67,530
Aisin Seiki Co., Ltd.	26,600	883,731
Ajinomoto Co., Inc.	99,000	1,170,816
Akebono Brake Industry Co., Ltd.	14,800	76,243
Akita Bank Ltd.	24,000	78,225
Alfresa Holdings Corp.	8,400	351,529
All Nippon Airways Co., Ltd.	426,000	1,331,338
Alpen Co., Ltd.	4,000	74,039
Alpine Electronics, Inc.	6,300	80,881
Alps Electric Co., Ltd.	25,900	198,378
Amada Co., Ltd.	48,000	312,726
Amano Corp.	8,900	79,808
Anritsu Corp.	14,100	155,980
AOC Holdings, Inc.	10,800	60,818
AOKI Holdings, Inc.	4,100	62,870
Aoyama Trading Co., Ltd.	8,200	141,821
Aozora Bank Ltd.	113,000	259,013
Arcs Co., Ltd.	4,600	91,949
Ariake Japan Co., Ltd.	4,300	87,161
Arnest One Corp.	5,900	60,827
As One Corp.	3,400	71,090
Asahi Breweries Ltd.	64,100	1,357,416
Asahi Diamond Industrial Co., Ltd.	7,000	97,277
Asahi Glass Co., Ltd.	158,000	1,540,483
Asahi Holdings, Inc.	4,700	99,554
Asahi Kasei Corp.	196,000	1,176,363
Asatsu-DK, Inc.	5,300	145,563
Asics Corp.	30,000	406,838
ASKUL Corp.	3,500	50,075
Astellas Pharma, Inc.	72,500	2,735,089
Autobacs Seven Co., Ltd.	4,100	183,368
Avex Group Holdings, Inc.	6,000	73,035
Awa Bank Ltd.	27,000	185,855
Bando Chemical Industries Ltd.	17,100	64,742
Bank of Kyoto Ltd.	57,000	506,976
Bank of Okinawa Ltd.	2,200	101,470
Bank of Saga Ltd.	25,300	69,292
Bank of Yokohama Ltd.	220,000	1,102,179
Benesse Holdings, Inc.	10,600	466,978
BML, Inc.	2,600	66,997
Bridgestone Corp.	98,900	2,242,499
Brother Industries Ltd.	41,400	485,245
Calbee, Inc.	2,062	102,079
Canon Marketing Japan, Inc.	10,700	129,880
Canon, Inc.	187,800	8,502,091
Capcom Co., Ltd.	6,700	167,368
Casio Computer Co., Ltd.	31,300	198,164
Cawachi Ltd.	3,400	67,057
Central Glass Co., Ltd.	33,000	160,506
Central Japan Railway Co.	269	2,343,818
Century Tokyo Leasing Corp.	7,500	147,851
Chiba Bank Ltd.	126,000	871,915
Chiyoda Co., Ltd.	5,400	90,478
Chiyoda Corp.	24,000	234,297
Chofu Seisakusho Co., Ltd.	3,200	91,272
Chubu Electric Power Co., Inc.	92,300	1,735,630
Chudenko Corp.	5,900	76,706
Chugai Pharmaceutical Co., Ltd.	40,200	681,215
Chugai Ro Co., Ltd.	19,300	63,776
Chugoku Bank Ltd.	27,000	397,508
Chugoku Electric Power Co., Inc.	41,600	733,064
Chukyo Bank Ltd.	28,000	73,240
Circle K Sunkus Co., Ltd.	7,000	117,649
Citizen Holdings Co., Ltd.	35,300	175,922
CKD Corp.	9,000	52,974
Clarion Co., Ltd.*	37,700	61,596
Cleanup Corp.	10,500	65,406
CMK Corp.*	12,000	48,694
Coca-Cola Central Japan Co., Ltd.	5,400	76,001
Coca-Cola West Co., Ltd.	11,100	212,607
Cocokara fine, Inc.	3,300	90,089
Colowide Co., Ltd.	12,700	82,647
COMSYS Holdings Corp.	17,500	172,228
Cosel Co., Ltd.	4,700	70,480
Cosmo Oil Co., Ltd.	94,000	233,112
Create SD Holdings Co., Ltd.	3,200	74,479
Credit Saison Co., Ltd.	25,000	481,110
Dai Nippon Printing Co., Ltd.	99,000	1,023,849
Daibiru Corp.	9,400	65,849
Daicel Chemical Industries Ltd.	44,000	250,069
Daido Steel Co., Ltd.	57,000	339,206
Daidoh Ltd.	8,200	91,858
Daiei, Inc.*	18,100	66,324
Daifuku Co., Ltd.	14,100	75,576
Daihatsu Motor Co., Ltd.	34,000	614,623
Daihen Corp.	17,500	66,541
Daiichi Chuo KK*	28,000	35,297
Dai-ichi Life Insurance Co., Ltd.	1,580	1,632,377
Daiichi Sankyo Co., Ltd.	108,900	2,267,517
Dai-ichi Seiko Co., Ltd.	2,258	67,667
Daikin Industries Ltd.	35,300	1,009,803
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	66,981
Dainippon Screen Manufacturing Co., Ltd.	36,000	220,142
Dainippon Sumitomo Pharma Co., Ltd.	24,300	267,407
Daio Paper Corp.	13,000	120,575
Daisan Bank Ltd.	28,000	68,335
Daishi Bank Ltd.	42,000	143,347
Daito Trust Construction Co., Ltd.	14,100	1,292,897
Daiwa House Industry Co., Ltd.	90,000	1,158,311
Daiwa Securities Group, Inc.	296,000	1,104,481
Daiwabo Holdings Co., Ltd.	29,000	64,646
DCM Holdings Co., Ltd.	15,000	130,819
DeNA Co., Ltd.	13,013	544,401
Denki Kagaku Kogyo KK	71,000	269,994
Denki Kogyo Co., Ltd.	14,500	58,169
Denso Corp.	66,500	2,131,449
Dentsu, Inc.	30,900	977,248
Descente Ltd.	13,400	76,550
DIC Corp.	129,000	233,877
Disco Corp.	3,400	161,112
Don Quijote Co., Ltd.	5,400	193,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Doshisha Co., Ltd.	3,000	$86,368
Doutor Nichires Holdings Co., Ltd.	5,500	69,473
Dowa Holdings Co., Ltd.	40,000	221,944
Dr Ci:Labo Co., Ltd.	33	212,757
Duskin Co., Ltd.	9,300	189,499
Dwango Co., Ltd.	44	79,591
Dydo Drinco, Inc.	1,900	73,478
eAccess Ltd.	186	47,005
Eagle Industry Co., Ltd.	6,600	71,911
East Japan Railway Co.	53,700	3,260,640
Ebara Corp.	59,000	232,950
Ehime Bank Ltd.	26,500	81,421
Eighteenth Bank Ltd.	25,500	77,085
Eisai Co., Ltd.	41,400	1,668,557
Eizo Nanao Corp.	3,000	65,798
Electric Power Development Co., Ltd.	19,900	586,412
Elpida Memory, Inc.*	35,900	224,724
Exedy Corp.	3,900	147,133
Ezaki Glico Co., Ltd.	13,000	166,912
FamilyMart Co., Ltd.	10,900	416,345
Fancl Corp.	6,500	93,467
FANUC Corp.	31,100	4,281,809
Fast Retailing Co., Ltd.	7,000	1,253,447
FIDEA Holdings Co., Ltd.	273	820
Foster Electric Co., Ltd.	68	803
France Bed Holdings Co., Ltd.	53,800	88,563
Fuji Co., Ltd.	3,400	81,510
Fuji Electric Holdings Co., Ltd.	97,000	250,430
Fuji Heavy Industries Ltd.	105,000	613,356
Fuji Kyuko Co., Ltd.	14,100	90,263
Fuji Media Holdings, Inc.	328	470,451
Fuji Oil Co., Ltd.	8,600	141,834
Fuji Seal International, Inc.	3,200	62,487
Fuji Soft, Inc.	4,300	70,381
Fujicco Co., Ltd.	5,900	78,830
Fujifilm Holdings Corp.	68,400	1,587,590
Fujikura Ltd.	51,000	167,077
Fujimi, Inc.	4,600	54,578
Fujita Kanko, Inc.	15,600	56,587
Fujitec Co., Ltd.	14,100	75,977
Fujitsu General Ltd.	11,500	67,801
Fujitsu Ltd.	283,000	1,333,175
Fujiya Co., Ltd.*	36,800	71,119
Fukuoka Financial Group, Inc.	128,000	535,719
Fukuyama Transporting Co., Ltd.	22,000	133,778
Funai Electric Co., Ltd.	2,800	54,431
Furukawa Co., Ltd.*	61,000	59,363
Furukawa Electric Co., Ltd.	108,000	293,478
Furukawa-Sky Aluminum Corp.	23,800	67,130
Futaba Corp.	5,100	104,333
Futaba Industrial Co., Ltd.	9,500	72,945
Glory Ltd.	8,900	208,253
GMO Internet, Inc.	14,200	56,190
Goldcrest Co., Ltd.	2,880	53,106
Gree, Inc.	14,234	427,008
GS Yuasa Corp.	61,000	284,770
Gulliver International Co., Ltd.	1,500	65,613
Gunma Bank Ltd.	75,000	417,589
Gunze Ltd.	24,000	78,524
H2O Retailing Corp.	19,000	151,434
Hachijuni Bank Ltd.	60,000	367,320
Hakuhodo DY Holdings, Inc.	4,650	269,763
Hamamatsu Photonics KK	12,500	502,860
Hankyu Hanshin Holdings, Inc.	216,000	923,844
Hanwa Co., Ltd.	30,600	137,891
Haseko Corp.*	226,500	142,215
Heiwa Corp.	6,900	122,147
Heiwa Real Estate Co., Ltd.	24,600	52,553
Heiwado Co., Ltd.	6,400	87,081
Higashi-Nippon Bank Ltd.	32,900	71,959
Higo Bank Ltd.	26,000	156,416
Hino Motors Ltd.	41,000	243,692
Hirose Electric Co., Ltd.	5,200	483,230
Hiroshima Bank Ltd.	96,000	474,579
Hisaka Works Ltd.	5,400	60,371
Hisamitsu Pharmaceutical Co., Inc.	9,400	451,410
Hitachi Cable Ltd.*	27,000	70,079
Hitachi Chemical Co., Ltd.	14,700	241,519
Hitachi Construction Machinery Co., Ltd.	15,400	257,307
Hitachi High-Technologies Corp.	9,800	196,113
Hitachi Koki Co., Ltd.	8,500	63,563
Hitachi Kokusai Electric, Inc.	7,500	48,145
Hitachi Ltd.	684,000	3,402,030
Hitachi Metals Ltd.	22,000	252,311
Hitachi Tool Engineering Ltd.	6,400	68,144
Hitachi Zosen Corp.	136,500	202,392
Hodogaya Chemical Co., Ltd.	16,300	59,151
Hokkaido Electric Power Co., Inc.	29,900	440,201
Hokkoku Bank Ltd.	36,000	134,234
Hokuetsu Bank Ltd.	36,100	77,909
Hokuetsu Kishu Paper Co., Ltd.	21,000	150,662
Hokuhoku Financial Group, Inc.	227,000	494,657
Hokuriku Electric Power Co.	32,700	605,731
Hokuto Corp.	3,600	83,593
Honda Motor Co., Ltd.	250,600	7,347,588
Honeys Co., Ltd.	6,000	86,401
Horiba Ltd.	5,500	166,283
Hoshizaki Electric Co., Ltd.	6,600	160,591
Hosiden Corp.	8,300	58,847
House Foods Corp.	13,200	253,603
Hoya Corp.	69,500	1,601,671
Hulic Co., Ltd.	8,800	99,055
Hyakugo Bank Ltd.	28,000	118,948
Hyakujushi Bank Ltd.	37,000	168,692
Ibiden Co., Ltd.	19,800	415,851
Ichibanya Co., Ltd.	2,500	78,237
Ichiyoshi Securities Co., Ltd.	9,400	55,588
Icom, Inc.	2,600	66,505
Idec Corp.	7,600	82,009
Idemitsu Kosan Co., Ltd.	4,000	358,615
IHI Corp.	220,000	485,515
Iino Kaiun Kaisha Ltd.	15,800	83,144
Inaba Denki Sangyo Co., Ltd.	3,425	105,130
Inabata & Co., Ltd.	11,600	65,967
Inageya Co., Ltd.	6,500	78,967
INES Corp.	9,000	60,270
INPEX Corp.	336	2,070,568
Iseki & Co., Ltd.*	34,000	83,167
Isetan Mitsukoshi Holdings Ltd.	63,300	638,807
Isuzu Motors Ltd.	187,000	800,666
Ito En Ltd.	9,000	164,583
ITOCHU Corp.	210,700	2,012,420
Itochu Enex, Co., Ltd.	6,451	37,462
ITOCHU Techno-Solutions Corp.	4,700	211,490
Itochu-Shokuhin Co., Ltd.	2,100	79,004
Itoham Foods, Inc.	20,000	74,146
Iwatani Corp.	34,600	117,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Iyo Bank Ltd.	34,000	$346,330
Izumi Co., Ltd.	8,800	136,116
J. Front Retailing Co., Ltd.	75,000	356,304
Jaccs Co., Ltd.	21,700	70,397
Japan Airport Terminal Co., Ltd.	10,100	150,295
Japan Aviation Electronics Industry Ltd.	8,900	59,563
Japan Digital Laboratory Co., Ltd.	6,400	73,930
Japan Petroleum Exploration Co.	5,700	207,557
Japan Pulp & Paper Co., Ltd.	20,100	76,156
Japan Radio Co., Ltd.	23,400	61,467
Japan Securities Finance Co., Ltd.	13,400	67,934
Japan Steel Works Ltd.	52,000	309,972
Japan Tobacco, Inc.	750	3,499,108
JFE Holdings, Inc.	75,900	1,530,586
JGC Corp.	36,000	883,963
J-Oil Mills, Inc.	23,100	72,748
Joshin Denki Co., Ltd.	7,400	86,198
Joyo Bank Ltd.	124,000	576,357
JS Group Corp.	40,400	1,131,624
JSR Corp.	29,100	500,213
JTEKT Corp.	35,300	421,573
Juroku Bank Ltd.	41,000	134,732
JVC Kenwood Corp.*	19,300	76,740
JX Holdings, Inc.	360,000	2,020,542
kabu.com Securities Co., Ltd.	15,896	44,008
Kaga Electronics Co., Ltd.	5,500	58,732
Kagome Co., Ltd.	12,800	252,642
Kagoshima Bank Ltd.	21,000	152,447
Kajima Corp.	162,000	533,012
Kakaku.com, Inc.	4,800	197,807
Kaken Pharmaceutical Co., Ltd.	14,000	195,384
Kamigumi Co., Ltd.	36,000	321,880
Kanagawa Chuo Kotsu Co., Ltd.	14,700	80,955
Kandenko Co., Ltd.	16,000	74,646
Kaneka Corp.	42,000	236,953
Kanematsu Corp.*	74,800	64,068
Kansai Electric Power Co., Inc.	124,500	2,140,901
Kansai Paint Co., Ltd.	39,000	373,428
Kanto Auto Works Ltd.	8,100	69,599
Kanto Denka Kogyo Co., Ltd.	8,800	42,842
Kao Corp.	85,000	2,364,405
Kappa Create Co., Ltd.	2,900	64,579
Kasumi Co., Ltd.	13,000	87,677
Katakura Industries Co., Ltd.	7,200	73,994
Kawasaki Heavy Industries Ltd.	253,000	643,923
Kawasaki Kisen Kaisha Ltd.	100,000	207,747
KDDI Corp.	469	3,221,131
Keihan Electric Railway Co., Ltd.	72,000	345,630
Keihin Corp.	6,600	112,963
Keikyu Corp.	82,000	756,739
Keio Corp.	83,000	593,407
Keisei Electric Railway Co., Ltd.	52,000	352,849
Keiyo Bank Ltd.	27,000	145,843
Kenedix, Inc.*	400	48,169
Kewpie Corp.	18,400	266,786
KEY Coffee, Inc.	4,000	80,541
Keyence Corp.	6,800	1,861,867
Kikkoman Corp.	29,000	331,042
Kinden Corp.	24,000	206,770
Kinki Sharyo Co., Ltd.	13,400	47,876
Kintetsu Corp.	253,000	952,131
Kintetsu World Express, Inc.	2,800	79,820
Kirin Holdings Co., Ltd.	138,000	1,801,586
Kisoji Co., Ltd.	3,600	67,767
Kissei Pharmaceutical Co., Ltd.	7,000	153,001
Kitz Corp.	14,600	73,458
Kiyo Holdings, Inc.	126,000	194,883
Koa Corp.	5,800	62,499
Koatsu Gas Kogyo Co., Ltd.	11,700	76,057
Kobayashi Pharmaceutical Co., Ltd.	4,700	253,029
Kobe Steel Ltd.	467,000	782,006
Koito Manufacturing Co., Ltd.	16,000	251,921
Kokuyo Co., Ltd.	16,500	132,221
Komatsu Ltd.	147,500	3,185,144
Komeri Co., Ltd.	4,300	140,595
Komori Corp.	8,800	57,923
Konami Corp.	14,900	500,273
Konica Minolta Holdings, Inc.	87,000	596,008
Kose Corp.	6,000	152,484
Krosaki Harima Corp.	17,100	60,473
K’s Holdings Corp.	7,200	281,635
Kubota Corp.	143,000	1,142,600
Kumiai Chemical Industry Co., Ltd.	21,700	76,606
Kura Corp.	4,700	62,107
Kurabo Industries Ltd.	39,100	77,768
Kuraray Co., Ltd.	51,000	695,278
Kurita Water Industries Ltd.	18,400	514,666
Kuroda Electric Co., Ltd.	5,100	60,577
KYB Co., Ltd.	20,100	112,578
Kyocera Corp.	25,700	2,146,859
KYORIN Holdings, Inc.	9,000	187,498
Kyosan Electric Manufacturing Co., Ltd.	15,500	81,247
Kyowa Exeo Corp.	12,700	121,433
Kyowa Hakko Kirin Co., Ltd.	47,000	523,315
Kyudenko Corp.	11,200	76,619
Kyushu Electric Power Co., Inc.	67,100	1,081,153
Lawson, Inc.	11,000	621,728
Lintec Corp.	6,800	135,030
Lion Corp.	39,000	234,475
M3, Inc.	28	139,048
Mabuchi Motor Co., Ltd.	4,600	212,586
Macnica, Inc.	2,900	61,893
Macromill, Inc.	6,300	74,240
Maeda Corp.	22,900	85,221
Maeda Road Construction Co., Ltd.	10,000	109,660
Makita Corp.	21,000	747,988
Mars Engineering Corp.	4,100	68,641
Marubeni Corp.	265,000	1,481,925
Marudai Food Co., Ltd.	21,900	80,492
Maruetsu, Inc.	17,900	62,221
Maruha Nichiro Holdings, Inc.	70,000	137,399
Marui Group Co., Ltd.	43,000	323,125
Maruichi Steel Tube Ltd.	11,400	268,517
Marusan Securities Co., Ltd.	11,800	48,448
Maruzen Showa Unyu Co., Ltd.	22,000	82,426
Matsuda Sangyo Co., Ltd.	4,000	60,610
Matsumotokiyoshi Holdings Co., Ltd.	5,900	120,078
Matsuya Co., Ltd.*	10,200	65,491
Matsuya Foods Co., Ltd.	4,300	83,011
Max Co., Ltd.	6,000	77,764
Mazda Motor Corp.*	253,000	509,325
Medipal Holdings Corp.	29,500	298,118
Megachips Corp.	3,700	52,154
Megmilk Snow Brand Co., Ltd.	7,000	143,466
Meidensha Corp.	32,000	118,734
MEIJI Holdings Co., Ltd.	10,600	502,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Melco Holdings, Inc.	2,100	$65,320
Mie Bank Ltd.	26,100	67,795
Mikuni Coca-Cola Bottling Co., Ltd.	8,000	72,784
Milbon Co., Ltd.	2,800	87,525
Mimasu Semiconductor Industry Co., Ltd.	6,300	58,751
Minebea Co., Ltd.	48,000	161,086
Ministop Co., Ltd.	34	639
Miraca Holdings, Inc.	8,000	351,687
Mirait Holdings Corp.	18	143
MISUMI Group, Inc.	10,600	235,226
Mitsuba Corp.	8,100	65,671
Mitsubishi Chemical Holdings Corp.	195,500	1,322,755
Mitsubishi Corp.	233,600	4,757,189
Mitsubishi Electric Corp.	305,000	2,701,204
Mitsubishi Estate Co., Ltd.	206,000	3,333,939
Mitsubishi Gas Chemical Co., Inc.	53,000	325,835
Mitsubishi Heavy Industries Ltd.	500,000	2,102,603
Mitsubishi Logistics Corp.	23,000	247,580
Mitsubishi Materials Corp.	214,000	520,968
Mitsubishi Motors Corp.*	670,000	885,068
Mitsubishi Paper Mills Ltd.*	61,000	59,488
Mitsubishi Pencil Co., Ltd.	4,300	79,263
Mitsubishi Research Institute, Inc.	3,100	55,096
Mitsubishi Shokuhin Co., Ltd.	3,200	91,979
Mitsubishi Steel Manufacturing Co., Ltd.	23,400	66,642
Mitsubishi Tanabe Pharma Corp.	28,000	519,058
Mitsubishi UFJ Financial Group, Inc.	2,218,800	9,972,552
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,930	316,730
Mitsuboshi Belting Co., Ltd.	12,100	68,078
Mitsui & Co., Ltd.	260,500	3,770,486
Mitsui Chemicals, Inc.	154,000	513,145
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	214,453
Mitsui Fudosan Co., Ltd.	140,000	2,215,807
Mitsui Home Co., Ltd.	13,400	69,590
Mitsui Matsushima Co., Ltd.	32,100	56,025
Mitsui Mining & Smelting Co., Ltd.	97,000	249,799
Mitsui O.S.K. Lines Ltd.	157,000	601,711
Mitsui Sugar Co., Ltd.	19,300	81,625
Mitsui-Soko Co., Ltd.	17,600	68,060
Miura Co., Ltd.	5,400	157,881
Miyazaki Bank Ltd.	26,800	63,347
Mizuho Financial Group, Inc.	3,967,100	5,729,835
Mizuno Corp.	15,800	81,736
Mochida Pharmaceutical Co., Ltd.	13,000	148,644
Modec, Inc.	4,000	70,720
Monex Group, Inc.	247	38,188
Mori Seiki Co., Ltd.	17,900	160,466
Morinaga & Co., Ltd.	35,100	87,747
Morinaga Milk Industry Co., Ltd.	29,000	128,132
Morita Holdings Corp.	11,700	69,401
MOS Food Services, Inc.	4,100	83,635
MS&AD Insurance Group Holdings, Inc.	90,500	1,961,474
Murata Manufacturing Co., Ltd.	32,900	1,775,082
Musashi Seimitsu Industry Co., Ltd.	3,100	74,457
Musashino Bank Ltd.	5,200	185,765
Nabtesco Corp.	12,000	227,374
Nachi-Fujikoshi Corp.	33,100	160,857
Nagaileben Co., Ltd.	5,600	85,234
Nagase & Co., Ltd.	18,000	221,796
Nagatanien Co., Ltd.	6,900	79,311
Nagoya Railroad Co., Ltd.	112,000	326,281
Nakamuraya Co., Ltd.	13,556	73,796
Namco Bandai Holdings, Inc.	37,200	502,556
Nankai Electric Railway Co., Ltd.	67,000	294,139
Nanto Bank Ltd.	30,000	179,326
NEC Capital Solutions Ltd.	4,700	63,419
NEC Corp.*	416,000	845,055
NEC Fielding Ltd.	5,600	71,059
NEC Networks & System Integration Corp.	5,600	87,819
NET One Systems Co., Ltd.	77	202,332
Neturen Co., Ltd.	11	93
NGK Insulators Ltd.	41,000	617,452
NGK Spark Plug Co., Ltd.	30,000	406,153
NHK Spring Co., Ltd.	25,000	220,527
Nichicon Corp.	10,300	124,057
Nichi-iko Pharmaceutical Co., Ltd.	5,350	142,239
Nichirei Corp.	40,000	184,440
Nidec Copal Corp.	4,100	47,055
Nidec Copal Electronics Corp.	8,700	63,098
Nidec Corp.	16,100	1,295,152
Nidec Sankyo Corp.	9,000	52,996
Nidec-Tosok Corp.	6,300	77,781
Nifco, Inc.	6,400	164,032
Nihon Dempa Kogyo Co., Ltd.	3,700	41,208
Nihon Kohden Corp.	5,900	158,654
Nihon Nohyaku Co., Ltd.	13,800	65,660
Nihon Unisys Ltd.	8,700	48,737
Nihon Yamamura Glass Co., Ltd.	26,300	71,165
Nikon Corp.	51,600	1,212,482
Nintendo Co., Ltd.	17,100	2,490,756
Nippon Beet Sugar Manufacturing Co., Ltd.	196	434
Nippon Carbon Co., Ltd.	22,500	70,692
Nippon Ceramic Co., Ltd.	4,100	80,569
Nippon Coke & Engineering Co., Ltd.	35,800	46,386
Nippon Densetsu Kogyo Co., Ltd.	7,500	80,115
Nippon Electric Glass Co., Ltd.	68,000	616,088
Nippon Express Co., Ltd.	126,000	536,649
Nippon Kanzai Co., Ltd.	4,300	82,713
Nippon Kayaku Co., Ltd.	24,000	247,320
Nippon Light Metal Co., Ltd.	77,600	127,301
Nippon Meat Packers, Inc.	25,000	324,733
Nippon Paint Co., Ltd.	29,000	233,233
Nippon Paper Group, Inc.	16,100	428,069
Nippon Sharyo Ltd.	14,000	59,695
Nippon Sheet Glass Co., Ltd.	148,000	330,559
Nippon Shokubai Co., Ltd.	28,000	346,934
Nippon Signal Co., Ltd.	8,900	69,403
Nippon Steel Corp.	845,000	2,418,740
Nippon Steel Trading Co., Ltd.	22,300	62,586
Nippon Suisan Kaisha Ltd.	41,900	158,145
Nippon Telegraph & Telephone Corp.	112,800	5,421,248
Nippon Television Network Corp.	2,740	395,553
Nippon Thompson Co., Ltd.	11,000	65,907
Nippon Valqua Industries Ltd.	22,000	58,894
Nippon Yusen KK	272,000	734,296
Nipro Corp.	13,000	122,520
Nishimatsu Construction Co., Ltd.	53,800	83,914
Nishimatsuya Chain Co., Ltd.	7,500	60,240
Nishi-Nippon City Bank Ltd.	114,000	350,169
Nishi-Nippon Railroad Co., Ltd.	42,000	198,583
Nissan Chemical Industries Ltd.	25,000	233,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nissan Motor Co., Ltd.	372,900	$3,295,412
Nissen Holdings Co., Ltd.	14,100	93,164
Nisshin Oillio Group Ltd.	15,000	71,879
Nisshin Seifun Group, Inc.	32,500	424,017
Nisshin Steel Co., Ltd.	128,000	228,718
Nisshinbo Holdings, Inc.	22,000	191,268
Nissin Electric Co., Ltd.	11,000	82,147
Nissin Foods Holdings Co., Ltd.	12,800	515,737
Nitori Holdings Co., Ltd.	6,200	623,780
Nitta Corp.	3,600	76,757
Nittetsu Mining Co., Ltd.	14,300	58,912
Nitto Boseki Co., Ltd.	28,300	86,499
Nitto Denko Corp.	25,700	1,012,404
Nitto Kogyo Corp.	6,000	81,153
Nitto Kohki Co., Ltd.	2,800	68,372
NKSJ Holdings, Inc.	62,500	1,380,734
NOF Corp.	29,300	153,299
Nohmi Bosai Ltd.	11,000	72,306
NOK Corp.	15,700	282,309
Nomura Holdings, Inc.	621,600	2,265,054
Nomura Real Estate Holdings, Inc.	13,600	205,114
Nomura Research Institute Ltd.	18,200	413,701
Noritake Co., Ltd.	19,900	70,414
Noritz Corp.	6,000	137,106
NS Solutions Corp.	3,300	75,148
NS United Kaiun Kaisha Ltd.	28,700	41,082
NSD Co., Ltd.	6,300	51,465
NSK Ltd.	73,000	535,813
NTN Corp.	74,000	346,889
NTT Data Corp.	226	697,274
NTT DoCoMo, Inc.	2,522	4,597,353
NTT Urban Development Corp.	234	169,867
Obayashi Corp.	111,000	550,136
OBIC Business Consultants Ltd.	1,350	77,683
Obic Co., Ltd.	1,100	212,379
Odakyu Electric Railway Co., Ltd.	103,000	978,724
Ogaki Kyoritsu Bank Ltd.	43,000	148,609
Ohara, Inc.	5,000	45,495
Oiles Corp.	3,800	74,630
Oita Bank Ltd.	21,000	70,224
OJI Paper Co., Ltd.	148,000	812,403
OKUMA Corp.	22,400	136,102
Okumura Corp.	34,000	132,652
Olympus Corp.	34,400	1,061,892
Omron Corp.	36,000	705,107
Ono Pharmaceutical Co., Ltd.	16,800	1,000,392
Onward Holdings Co., Ltd.	23,000	182,062
Oracle Corp. Japan	5,000	175,872
Organo Corp.	9,300	71,791
Orient Corp.*	72,505	70,125
Oriental Land Co., Ltd.	8,900	949,727
ORIX Corp.	15,570	1,213,369
Osaka Gas Co., Ltd.	293,000	1,217,918
Osaka Steel Co., Ltd.	4,100	74,068
OSAKA Titanium Technologies Co.	3,600	149,194
Osaki Electric Co., Ltd.	7,900	77,448
OSG Corp.	14,700	176,848
Otsuka Corp.	2,600	179,009
Otsuka Holdings Co., Ltd.	75,711	2,070,555
Pacific Metals Co., Ltd.	23,000	131,940
Pack Corp.	4,000	65,449
Pal Co., Ltd.	2,000	70,373
Paltac Corp.	4,200	77,916
PanaHome Corp.	11,000	74,908
Panasonic Corp.	356,270	3,443,410
Panasonic Electric Works SUNX Co., Ltd.	11,800	71,266
Paramount Bed Holdings Co., Ltd.(b)*†	2,700	73,827
Parco Co., Ltd.	8,400	65,478
Paris Miki Holdings, Inc.	7,300	68,466
Park24 Co., Ltd.	14,800	182,546
Penta-Ocean Construction Co., Ltd.	41,300	119,819
PGM Holdings KK	100	51,037
Pigeon Corp.	2,200	90,203
Pioneer Corp.*	45,200	189,313
Plenus Co., Ltd.	4,700	76,224
Point, Inc.	2,700	136,035
Press Kogyo Co., Ltd.	15,000	66,924
Promise Co., Ltd.*	16,150	135,257
Renesas Electronics Corp.*	8,900	59,066
Rengo Co., Ltd.	27,000	206,535
Resona Holdings, Inc.	182,500	864,081
Resorttrust, Inc.	5,100	86,423
Ricoh Co., Ltd.	96,000	803,134
Ricoh Leasing Co., Ltd.	2,500	55,571
Riken Corp.	16,000	66,473
Rinnai Corp.	5,400	451,354
Riso Kagaku Corp.	4,100	73,638
Rohm Co., Ltd.	16,100	836,782
Rohto Pharmaceutical Co., Ltd.	15,000	195,369
Roland Corp.	5,600	42,236
Roland DG Corp.	7,069	75,605
Round One Corp.	11,100	80,195
Ryobi Ltd.	18,700	85,114
Ryohin Keikaku Co., Ltd.	3,600	198,917
Ryosan Co., Ltd.	4,800	105,896
Ryoyo Electro Corp.	6,200	58,640
Saizeriya Co., Ltd.	4,200	75,889
Sakai Chemical Industry Co., Ltd.	14,100	63,134
Sakata INX Corp.	14,200	66,387
Sakata Seed Corp.	5,300	81,593
San-A Co., Ltd.	1,800	74,059
San-Ai Oil Co., Ltd.	14,178	68,753
Sanden Corp.	18,200	63,256
Sangetsu Co., Ltd.	5,600	148,968
San-In Godo Bank Ltd.	20,000	154,212
Sankei Building Co., Ltd.	11,600	56,407
Sanki Engineering Co., Ltd.	10,400	57,976
Sankyo Co., Ltd.	9,800	528,689
Sankyo-Tateyama Holdings, Inc.*	55,800	72,895
Sankyu, Inc.	40,000	187,937
Sanoh Industrial Co., Ltd.	7,800	74,531
Sanrio Co., Ltd.	8,800	411,950
Santen Pharmaceutical Co., Ltd.	10,400	434,640
Sanyo Chemical Industries Ltd.	9,400	72,738
Sanyo Shokai Ltd.	18,600	43,788
Sapporo Hokuyo Holdings, Inc.	48,800	172,579
Sapporo Holdings Ltd.	52,000	193,259
Sasebo Heavy Industries Co., Ltd.	35,000	57,407
Sato Holding Corp.	5,400	70,670
Sawai Pharmaceutical Co., Ltd.	2,200	236,973
SBI Holdings, Inc.	3,823	330,235
Secom Co., Ltd.	32,900	1,581,788
Sega Sammy Holdings, Inc.	29,500	689,011
Seikagaku Corp.	6,500	75,955
Seiko Epson Corp.	22,000	278,794
Seiko Holdings Corp.	19,200	49,419
Seino Holdings Co., Ltd.	25,000	202,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Seiren Co., Ltd.	9,500	$66,368
Sekisui Chemical Co., Ltd.	71,000	595,913
Sekisui House Ltd.	108,000	1,017,905
Sekisui Jushi Corp.	7,100	74,379
Sekisui Plastics Co., Ltd.	16,100	70,304
Senko Co., Ltd.	21,000	84,198
Senshu Ikeda Holdings, Inc.	91,700	150,458
Seven & I Holdings Co., Ltd.	128,800	3,615,679
Sharp Corp.	146,000	1,225,819
Shibusawa Warehouse Co., Ltd.	20,400	64,921
Shibuya Kogyo Co., Ltd.	7,100	74,062
Shiga Bank Ltd.	30,000	206,289
Shikoku Chemicals Corp.	12,000	70,882
Shikoku Electric Power Co., Inc.	32,400	891,209
Shimachu Co., Ltd.	6,100	146,428
Shimadzu Corp.	39,000	328,493
Shimamura Co., Ltd.	3,300	345,859
Shimano, Inc.	13,200	698,047
Shimizu Bank Ltd.	1,700	75,787
Shimizu Corp.	105,000	462,782
Shimojima Co., Ltd.	5,300	76,447
Shinagawa Refractories Co., Ltd.	23,800	65,080
Shindengen Electric Manufacturing Co., Ltd.	13,600	56,357
Shin-Etsu Chemical Co., Ltd.	52,800	2,588,821
Shin-Etsu Polymer Co., Ltd.	11,000	59,241
Shinko Electric Industries Co., Ltd.	8,500	60,379
Shinmaywa Industries Ltd.	16,600	61,557
Shinsei Bank Ltd.	228,000	256,013
Shionogi & Co., Ltd.	48,600	719,278
Shiroki Corp.	18,800	60,144
Shiseido Co., Ltd.	55,600	1,076,838
Shizuoka Bank Ltd.	99,000	1,035,884
Shochiku Co., Ltd.	19,000	179,010
Shoei Co., Ltd.	7,800	61,538
Showa Corp.*	9,500	56,087
Showa Denko KK	227,000	446,942
Showa Sangyo Co., Ltd.	24,500	79,329
Showa Shell Sekiyu KK	30,300	215,886
Sinfonia Technology Co., Ltd.	19,800	51,969
Sintokogio Ltd.	7,500	73,149
Sky Perfect JSAT Holdings, Inc.	241	125,262
SMC Corp.	9,300	1,358,038
SMK Corp.	12,200	45,270
Softbank Corp.	134,500	3,937,206
Sohgo Security Services Co., Ltd.	12,200	136,834
Sojitz Corp.	213,100	389,386
Sony Corp.	166,800	3,201,109
Sony Financial Holdings, Inc.	29,800	450,661
Sotetsu Holdings, Inc.	50,000	167,119
Square Enix Holdings Co., Ltd.	10,400	186,900
St. Marc Holdings Co., Ltd.	1,700	67,865
Stanley Electric Co., Ltd.	21,700	327,775
Star Micronics Co., Ltd.	6,600	64,788
Sugi Holdings Co., Ltd.	5,000	140,155
Sumco Corp.*	21,300	199,041
Sumikin Bussan Corp.	29,000	65,405
Sumisho Computer Systems Corp.	7,700	122,740
Sumitomo Bakelite Co., Ltd.	31,000	164,944
Sumitomo Chemical Co., Ltd.	223,000	857,682
Sumitomo Corp.	163,500	2,021,579
Sumitomo Electric Industries Ltd.	111,400	1,303,503
Sumitomo Forestry Co., Ltd.	25,100	218,492
Sumitomo Heavy Industries Ltd.	89,000	456,406
Sumitomo Light Metal Industries Ltd.*	57,900	51,043
Sumitomo Metal Industries Ltd.	619,000	1,281,858
Sumitomo Metal Mining Co., Ltd.	90,000	1,192,953
Sumitomo Mitsui Construction Co., Ltd.*	113,683	75,453
Sumitomo Mitsui Financial Group, Inc.	223,790	6,315,824
Sumitomo Mitsui Trust Holdings, Inc.	574,630	1,899,616
Sumitomo Osaka Cement Co., Ltd.	65,000	218,204
Sumitomo Real Estate Sales Co., Ltd.	1,430	60,193
Sumitomo Realty & Development Co., Ltd.	71,000	1,364,315
Sumitomo Rubber Industries Ltd.	23,600	301,940
Sumitomo Warehouse Co., Ltd.	24,000	110,593
Sundrug Co., Ltd.	6,000	187,947
Suruga Bank Ltd.	34,000	330,594
Suzuken Co., Ltd.	13,100	351,613
Suzuki Motor Corp.	69,100	1,520,037
SWCC Showa Holdings Co., Ltd.*	60,300	59,323
Sysmex Corp.	11,200	402,304
T Hasegawa Co., Ltd.	4,300	72,266
T&D Holdings, Inc.	109,400	1,029,662
T.RAD Co., Ltd.	17,200	65,087
Tachi-S Co., Ltd.	4,400	77,370
Tact Home Co., Ltd.	104	92,364
Taihei Dengyo Kaisha Ltd.	8,600	54,618
Taihei Kogyo Co., Ltd.	14,800	70,076
Taiheiyo Cement Corp.	145,000	264,721
Taikisha Ltd.	5,600	125,694
Taisei Corp.	177,000	488,195
Taisho Pharmaceutical Co., Ltd.(b)†	27,000	663,010
Taiyo Holdings Co., Ltd.	2,500	69,221
Taiyo Nippon Sanso Corp.	45,000	312,700
Taiyo Yuden Co., Ltd.	15,000	109,160
Takara Holdings, Inc.	30,000	181,108
Takara Leben Co., Ltd.	10,571	46,569
Takara Standard Co., Ltd.	14,000	115,941
Takasago International Corp.	12,100	58,929
Takashimaya Co., Ltd.	43,000	312,797
Takata Corp.	5,100	115,773
Takeda Pharmaceutical Co., Ltd.	119,500	5,673,850
TDK Corp.	18,600	647,274
Teijin Ltd.	132,000	473,340
Temp Holdings Co., Ltd.	7,800	72,066
Tenma Corp.	6,500	58,639
Terumo Corp.	25,500	1,326,289
THK Co., Ltd.	21,000	350,353
TKC Corp.	3,400	71,010
Toagosei Co., Ltd.	34,000	166,168
Tobu Railway Co., Ltd.	174,000	819,858
TOC Co., Ltd.	16,300	78,314
Tocalo Co., Ltd.	3,700	71,798
Tochigi Bank Ltd.	16,000	61,947
Toda Corp.	40,000	156,791
Toda Kogyo Corp.	6,800	53,937
Toei Co., Ltd.	14,700	72,154
Toenec Corp.	12,700	75,968
Toho Bank Ltd.	27,100	75,180
Toho Co., Ltd.	20,600	359,766
Toho Gas Co., Ltd.	82,000	538,332
Toho Holdings Co., Ltd.	9,200	112,691
Toho Real Estate Co., Ltd.	10,100	53,879
Tohoku Electric Power Co., Inc.	75,300	1,042,386
Tokai Carbon Co., Ltd.	32,000	158,732
Tokai Rika Co., Ltd.	7,500	134,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tokai Rubber Industries Ltd.	5,200	$72,066
Token Corp.	1,900	75,245
Tokio Marine Holdings, Inc.	111,200	2,818,760
Tokushu Tokai Paper Co., Ltd.	31,000	61,573
Tokuyama Corp.	53,000	183,295
Tokyo Broadcasting System Holdings, Inc.	17,000	208,989
Tokyo Electric Power Co., Inc.*	207,000	635,138
Tokyo Electron Ltd.	23,900	1,082,644
Tokyo Gas Co., Ltd.	389,000	1,811,977
Tokyo Ohka Kogyo Co., Ltd.	6,100	122,865
Tokyo Rope Manufacturing Co., Ltd.	22,700	48,842
Tokyo Steel Manufacturing Co., Ltd.	18,700	177,408
Tokyo Tatemono Co., Ltd.	66,000	200,381
Tokyo Tomin Bank Ltd.	6,200	80,723
Tokyotokeiba Co., Ltd.	46,900	65,832
Tokyu Community Corp.	2,500	83,392
Tokyu Construction Co., Ltd.	23,700	71,585
Tokyu Corp.	179,000	898,692
Tokyu Land Corp.	64,000	229,841
Tokyu Livable, Inc.	6,000	53,517
TOMONY Holdings, Inc.	11,646	52,526
Tomy Co., Ltd.	9,500	73,958
TonenGeneral Sekiyu KK	51,000	584,891
Topcon Corp.	11,700	57,751
Toppan Forms Co., Ltd.	7,000	55,885
Toppan Printing Co., Ltd.	92,000	670,330
Topy Industries Ltd.	26,600	63,764
Toray Industries, Inc.	265,000	1,857,083
Torishima Pump Manufacturing Co., Ltd.	3,900	54,686
Toshiba Corp.	606,000	2,471,106
Toshiba Plant Systems & Services Corp.	6,000	59,344
Toshiba TEC Corp.	20,000	74,811
Tosoh Corp.	85,000	265,577
TOTO Ltd.	48,000	424,043
Touei Housing Corp.	4,200	43,402
Towa Pharmaceutical Co., Ltd.	1,700	78,047
Toyo Engineering Corp.	21,100	70,043
Toyo Ink Manufacturing Co., Ltd.	30,000	118,230
Toyo Kohan Co., Ltd.	11,900	50,762
Toyo Seikan Kaisha Ltd.	24,100	364,991
Toyo Suisan Kaisha Ltd.	15,000	411,050
Toyo Tanso Co., Ltd.	1,600	66,376
Toyo Tire & Rubber Co., Ltd.	28,700	71,612
Toyobo Co., Ltd.	121,000	176,644
Toyoda Gosei Co., Ltd.	9,300	175,992
Toyota Boshoku Corp.	11,300	161,666
Toyota Industries Corp.	29,600	860,943
Toyota Motor Corp.	386,600	13,215,704
Toyota Tsusho Corp.	35,900	613,416
TPR Co., Ltd.	6,700	80,750
Trend Micro, Inc.	14,100	440,114
TSI Holdings Co., Ltd.*	12,000	69,175
Tsubakimoto Chain Co.	5,190	26,993
Tsugami Corp.	9,900	38,793
Tsumura & Co.	9,200	293,186
Tsuruha Holdings, Inc.	2,400	133,080
Tsutsumi Jewelry Co., Ltd.	2,800	68,037
TV Asahi Corp.	80	129,641
Tv Tokyo Holdings Corp.	4,700	69,138
Ube Industries Ltd.	141,000	467,503
Unicharm Corp.	18,500	887,971
Union Tool Co.	2,500	43,469
Unipres Corp.	4,100	110,390
United Arrows Ltd.	4,700	89,479
Unitika Ltd.*	77,800	45,812
UNY Co., Ltd.	26,100	242,885
Ushio, Inc.	19,600	297,726
USS Co., Ltd.	4,310	366,610
V Technology Co., Ltd.	13	50,391
Vital KSK Holdings, Inc.	8,400	73,505
Wacoal Holdings Corp.	20,000	255,488
Wacom Co., Ltd.	66	76,726
WATAMI Co., Ltd.	3,700	91,145
West Japan Railway Co.	30,200	1,295,111
Xebio Co., Ltd.	3,800	96,501
Yachiyo Bank Ltd.	2,700	76,744
Yahoo! Japan Corp.	2,309	717,362
Yakult Honsha Co., Ltd.	19,200	597,344
Yamada Denki Co., Ltd.	14,340	1,001,184
Yamaguchi Financial Group, Inc.	31,000	312,630
Yamaha Corp.	26,300	283,870
Yamaha Motor Co., Ltd.*	49,000	641,743
Yamanashi Chuo Bank Ltd.	15,241	69,988
Yamatake Corp.	9,000	192,440
Yamato Holdings Co., Ltd.	66,400	1,208,497
Yamato Kogyo Co., Ltd.	7,700	201,407
Yamazaki Baking Co., Ltd.	26,000	394,708
Yaoko Co., Ltd.	2,400	90,690
Yaskawa Electric Corp.	36,000	271,551
Yodogawa Steel Works Ltd.	26,000	119,128
Yokogawa Bridge Holdings Corp.	11,100	66,193
Yokogawa Electric Corp.*	32,500	306,297
Yokohama Reito Co., Ltd.	10,500	79,664
Yokohama Rubber Co., Ltd.	38,000	220,412
Yoshinoya Holdings Co., Ltd.	85	110,378
Yusen Logistics Co., Ltd.	4,900	64,828
Yushin Precision Equipment Co., Ltd.	3,600	67,858
Zenrin Co., Ltd.	6,500	64,087
Zensho Co., Ltd.	12,100	170,258
Zeon Corp.	32,000	293,343

		395,025,488

Luxembourg (0.4%)
ArcelorMittal S.A.	340,590	5,439,575

Mauritius (0.0%)
Essar Energy plc*	70,938	274,974

Mexico (0.1%)
Fresnillo plc	39,145	963,237

Netherlands (4.5%)
ING Groep N.V. (CVA)*	1,423,879	10,021,280
Koninklijke Philips Electronics N.V.	353,115	6,321,004
Royal Dutch Shell plc, Class A	654,114	20,287,550
Royal Dutch Shell plc, Class B	488,827	15,182,857
Unilever N.V. (CVA)	572,544	18,134,768

		69,947,459

New Zealand (0.0%)
Fletcher Building Ltd.	43,380	249,814
Telecom Corp. of New Zealand Ltd.	92,265	181,389

		431,203

Papua New Guinea (0.1%)
Oil Search Ltd.	171,508	925,596

Singapore (0.0%)
OM Holdings Ltd.	41,688	23,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Telecommunications Ltd.	48,992	$117,509

		141,252

Spain (5.9%)
Banco Bilbao Vizcaya Argentaria S.A.	1,778,919	14,494,809
Banco Santander S.A.	3,111,961	25,440,413
Iberdrola S.A.	1,349,487	9,132,605
Inditex S.A.	78,164	6,693,788
Repsol YPF S.A.	301,727	7,949,878
Telefonica S.A.	1,467,369	28,131,380

		91,842,873

Switzerland (0.5%)
Glencore International plc	151,148	935,494
Wolseley plc	51,365	1,278,639
Xstrata plc	404,560	5,073,759

		7,287,892

United Kingdom (20.9%)
Admiral Group plc	36,611	717,782
Aggreko plc	48,252	1,218,606
AMEC plc	60,321	758,703
Anglo American plc	241,252	8,319,723
Antofagasta plc	71,749	1,018,727
ARM Holdings plc	244,667	2,094,095
Ashmore Group plc	64,491	323,376
Associated British Foods plc	72,052	1,235,763
AstraZeneca plc	244,760	10,837,158
Autonomy Corp. plc*	44,141	1,748,436
Aviva plc	520,900	2,461,324
BAE Systems plc	612,802	2,526,402
Barclays plc	2,216,151	5,440,263
BG Group plc	613,016	11,673,230
BHP Billiton plc	384,283	10,182,716
BP plc	3,428,344	20,562,880
British American Tobacco plc	363,262	15,396,834
British Land Co. plc (REIT)	160,980	1,188,820
British Sky Broadcasting Group plc	239,193	2,455,721
BT Group plc, Class A	1,406,987	3,771,599
Bunzl plc	59,700	709,079
Burberry Group plc	79,754	1,443,666
Cairn Energy plc*	254,259	1,101,929
Capita Group plc	111,563	1,219,378
Capital Shopping Centres Group plc (REIT)	117,221	595,508
Carnival plc	39,061	1,208,693
Centrica plc	937,389	4,309,118
Compass Group plc	341,963	2,765,276
Diageo plc	458,270	8,718,935
Eurasian Natural Resources Corp.	70,290	625,998
G4S plc	256,218	1,062,332
GKN plc	281,973	762,315
GlaxoSmithKline plc	924,608	19,089,892
Hammerson plc (REIT)	128,738	751,397
Hargreaves Lansdown plc	43,149	301,343
Henderson Group plc	83,536	131,751
HSBC Holdings plc	3,241,775	24,706,671
ICAP plc	119,003	756,426
IMI plc	58,238	640,685
Imperial Tobacco Group plc	184,983	6,246,968
Inmarsat plc	82,511	626,904
Intercontinental Hotels Group plc	52,761	856,502
International Consolidated Airlines Group S.A.*	337,493	797,176
International Power plc	276,327	1,309,010
Intertek Group plc	28,878	827,975
Investec plc	97,733	527,076
ITV plc*	707,594	649,239
J Sainsbury plc	339,471	1,442,197
Johnson Matthey plc	39,060	956,085
Kazakhmys plc	38,955	477,015
Kingfisher plc	426,183	1,633,631
Land Securities Group plc (REIT)	141,669	1,411,093
Legal & General Group plc	1,066,479	1,596,113
Lloyds Banking Group plc*	7,307,609	3,874,942
Lonmin plc	36,790	598,415
Man Group plc	341,285	882,644
Marks & Spencer Group plc	288,654	1,403,257
National Grid plc	647,582	6,420,821
Next plc	31,589	1,236,473
Old Mutual plc	1,005,790	1,626,189
Pearson plc	147,941	2,603,970
Petrofac Ltd.	47,102	871,435
Prudential plc	459,179	3,930,196
Randgold Resources Ltd.	16,541	1,609,787
Reckitt Benckiser Group plc	131,884	6,667,645
Reed Elsevier plc	221,240	1,685,437
Resolution Ltd.	258,942	993,898
Rexam plc	159,264	763,777
Rio Tinto plc	267,929	11,833,052
Rolls-Royce Holdings plc*	340,559	3,122,503
Royal Bank of Scotland Group plc*	3,232,847	1,157,361
RSA Insurance Group plc	641,288	1,099,986
SABMiller plc	216,484	7,036,161
Sage Group plc	240,715	954,411
Schroders plc	30,843	611,963
Schroders plc (Non-Voting)	10,257	165,375
Scottish & Southern Energy plc	169,498	3,389,769
Serco Group plc	88,969	704,921
Severn Trent plc	42,855	1,025,518
Smith & Nephew plc	161,509	1,452,061
Smiths Group plc	71,331	1,098,965
Standard Chartered plc	432,559	8,633,608
Standard Life plc	423,564	1,311,774
Tate & Lyle plc	84,781	820,194
Tesco plc	1,446,854	8,463,301
Tullow Oil plc	164,452	3,336,514
Unilever plc	238,379	7,467,401
United Utilities Group plc	122,818	1,189,528
Vedanta Resources plc	24,108	410,527
Vodafone Group plc	9,328,980	24,090,646
Weir Group plc	38,208	915,471
Whitbread plc	31,969	783,296
WM Morrison Supermarkets plc	468,700	2,113,467

		322,546,193

United States (0.1%)
Alacer Gold Corp.*	12,062	120,962
Boart Longyear Ltd.	73,628	181,788
News Corp., Class B	73,822	1,146,701
ResMed, Inc.*	110,120	309,158
Sims Metal Management Ltd.	26,586	315,704

		2,074,313

Total Common Stocks (99.0%) (Cost $1,809,943,565)		1,529,166,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11* (Cost $—)	1,778,919	$262,164

Total Investments (99.0%) (Cost $1,809,943,565)		1,529,428,942
Other Assets Less Liabilities (1.0%)		15,670,995

Net Assets (100%)		$1,545,099,937

*	Non-income producing.

†	Securities (totaling $1,250,166 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $226,630 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	9.4%
Consumer Staples	10.8
Energy	9.8
Financials	21.7
Health Care	7.4
Industrials	11.0
Information Technology	5.2
Materials	9.7
Telecommunication Services	7.7
Utilities	6.3
Cash and Other	1.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	124	December-11	$3,386,678	$3,581,741	$195,063
FTSE 100 Index	21	December-11	1,701,376	1,667,006	(34,370)
SPI 200 Index	9	December-11	886,130	870,930	(15,200)
TOPIX Index	2	December-11	191,887	196,422	4,535

					$150,028

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$150,227,263	$—	$150,227,263
Consumer Staples	—	168,628,183	—	168,628,183
Energy	—	150,790,848	—	150,790,848
Financials	—	333,108,546	—	333,108,546
Health Care	—	111,806,288	736,837	112,543,125
Industrials	—	172,572,799	—	172,572,799
Information Technology	—	78,154,273	—	78,154,273
Materials	—	155,844,891	76,833	155,921,724
Telecommunication Services	—	117,978,708	—	117,978,708
Utilities	—	89,241,309	—	89,241,309
Futures	199,598	—	—	199,598
Rights
Financials	—	262,164	—	262,164

Total Assets	$199,598	$1,528,615,272	$813,670	$1,529,628,540

Liabilities:
Futures	$(49,570)	$—	$—	$(49,570)

Total Liabilities	$(49,570)	$—	$—	$(49,570)

Total	$150,028	$1,528,615,272	$813,670	$1,529,578,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Health Care	Investments in Common Stocks - Materials
Balance as of 12/31/10	$—	$—
Total gains or losses (realized/unrealized) included in earnings	74,228	(21,379)
Purchases	662,609	98,212
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$736,837	$76,833

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$74,228	$(21,379)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$1,180,022,715
Net Proceeds of Sales and Redemptions:
Stocks	$1,313,069,284

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,271,319
Aggregate gross unrealized depreciation	(343,528,778)

Net unrealized depreciation	$(290,257,459)

Federal income tax cost of investments	$1,819,686,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.9%)
Abacus Property Group (REIT)	16,300	$28,864
Adelaide Brighton Ltd.	32,260	80,753
AGL Energy Ltd.	30,510	418,372
Alumina Ltd.	164,830	230,468
Amcor Ltd.	81,350	535,298
AMP Ltd.	173,604	651,679
Ansell Ltd.	9,020	112,877
APA Group	36,840	143,012
APN News & Media Ltd.	26,980	21,642
Aquarius Platinum Ltd.	26,210	72,566
Aquila Resources Ltd.*	10,590	49,669
Ardent Leisure Group (REIT)	20,240	21,114
Aristocrat Leisure Ltd.	28,660	57,135
Asciano Ltd.	194,810	268,142
ASX Ltd.	11,660	338,520
Atlas Iron Ltd.	46,390	124,571
Aurora Oil & Gas Ltd.*	26,730	56,853
Ausdrill Ltd.	23,530	60,580
Austar United Communications Ltd.*	38,700	42,966
Australand Property Group (REIT)	15,640	34,122
Australia & New Zealand Banking Group Ltd.	164,950	3,063,369
Australian Infrastructure Fund	40,960	71,023
AWE Ltd.*	35,640	34,913
Bank of Queensland Ltd.	14,650	100,170
Beach Energy Ltd.	71,950	74,118
Bendigo and Adelaide Bank Ltd.	23,310	188,937
BHP Billiton Ltd.	206,623	6,865,050
Billabong International Ltd.	13,840	43,589
BlueScope Steel Ltd.	120,680	83,265
Boral Ltd.	47,710	158,722
Bow Energy Ltd.*	21,390	30,084
Bradken Ltd.	11,749	73,768
Brambles Ltd.	94,680	584,128
BWP Trust (REIT)	26,350	42,606
Cabcharge Australia Ltd.	7,330	30,473
Caltex Australia Ltd.	8,990	92,652
carsales.com Ltd.	13,343	60,575
CFS Retail Property Trust (REIT)	156,330	262,212
Challenger Ltd.	31,040	125,901
Charter Hall Group (REIT)	16,050	25,620
Charter Hall Office REIT (REIT)	27,370	87,733
Charter Hall Retail REIT (REIT)	17,600	52,785
Coca-Cola Amatil Ltd.	34,720	397,258
Cochlear Ltd.	3,760	167,076
Commonwealth Bank of Australia	99,389	4,321,479
Commonwealth Property Office Fund (REIT)	152,010	130,675
Computershare Ltd.	31,690	225,653
ConnectEast Group	262,330	137,944
Crown Ltd.	31,990	243,759
CSL Ltd.	35,767	1,020,233
CSR Ltd.	34,360	76,485
Cudeco Ltd.(b)*†	8,670	28,442
David Jones Ltd.	33,330	95,065
Dexus Property Group (REIT)	322,170	254,114
Downer EDI Ltd.*	27,550	75,413
DUET Group	65,844	102,293
DuluxGroup Ltd.	23,910	57,568
Eastern Star Gas Ltd.*	54,310	39,840
Echo Entertainment Group Ltd.*	45,600	159,261
Emeco Holdings Ltd.	42,030	39,216
Energy Resources of Australia Ltd.*	4,010	11,109
Energy World Corp., Ltd.*	56,030	27,342
Envestra Ltd.	48,940	31,101
Extract Resources Ltd.*	6,280	45,655
Fairfax Media Ltd.	136,840	107,634
FKP Property Group	46,310	19,791
Fleetwood Corp., Ltd.	3,090	33,278
Flight Centre Ltd.	3,670	59,584
Fortescue Metals Group Ltd.	83,400	345,732
Foster’s Group Ltd.	128,300	651,334
Gindalbie Metals Ltd.*	39,540	17,982
Goodman Fielder Ltd.	124,978	57,346
Goodman Group (REIT)	424,080	232,031
GPT Group (REIT)	113,930	340,480
GrainCorp Ltd.	13,200	90,761
GUD Holdings Ltd.	4,390	29,970
Gunns Ltd.(b)*	55,770	7,862
GWA Group Ltd.	19,840	38,052
Harvey Norman Holdings Ltd.	38,060	78,230
Hastings Diversified Utilities Fund	27,700	40,797
Iluka Resources Ltd.	30,180	352,855
Incitec Pivot Ltd.	108,440	336,180
Independence Group NL	13,777	56,496
Insurance Australia Group Ltd.	137,910	398,769
Intrepid Mines Ltd.*	27,630	24,262
Investa Office Fund (REIT)	188,540	109,175
Invocare Ltd.	6,750	44,676
IOOF Holdings Ltd.	12,000	61,993
Iress Market Technology Ltd.	6,640	44,520
JB Hi-Fi Ltd.	7,190	104,139
Kagara Ltd.*	36,340	13,632
Karoon Gas Australia Ltd.*	11,310	30,290
Kingsgate Consolidated Ltd.	8,170	56,488
Leighton Holdings Ltd.	10,733	188,159
Lend Lease Group	33,910	227,198
Linc Energy Ltd.*	19,830	35,061
Lynas Corp., Ltd.*	119,905	121,176
MacArthur Coal Ltd.	9,680	148,097
Macmahon Holdings Ltd.*	40,550	23,077
Macquarie Atlas Roads Group*	26,330	33,121
Macquarie Group Ltd.	22,940	490,717
MAp Group	96,100	297,714
Medusa Mining Ltd.	9,830	64,254
Mermaid Marine Australia Ltd.	13,460	40,911
Metcash Ltd.	51,110	200,779
Mineral Resources Ltd.	9,297	89,051
Mirabela Nickel Ltd.*	30,630	39,091
Mirvac Group (REIT)	227,380	248,097
Monadelphous Group Ltd.	5,280	87,462
Mount Gibson Iron Ltd.	42,690	53,945
Murchison Metals Ltd.*	22,280	6,996
Myer Holdings Ltd.	38,720	75,384
National Australia Bank Ltd.	138,544	2,943,490
Newcrest Mining Ltd.	48,704	1,605,022
Nufarm Ltd.*	11,910	48,403
OceanaGold Corp.*	8,150	17,537
Octaviar Ltd.(b)*†	9,487,254	—
OneSteel Ltd.	88,270	103,530
Orica Ltd.	23,910	535,568
Origin Energy Ltd.	68,946	882,591
OZ Minerals Ltd.	21,562	191,877
Pacific Brands Ltd.	62,010	39,578
Paladin Energy Ltd.*	47,200	54,040
PanAust Ltd.*	37,405	89,506
Panoramic Resources Ltd.	12,780	14,373
Perpetual Ltd.	2,830	55,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Perseus Mining Ltd.*	24,460	$71,805
Platinum Asset Management Ltd.	15,920	58,069
Primary Health Care Ltd.	29,560	83,816
Qantas Airways Ltd.*	150,810	201,917
QBE Insurance Group Ltd.	70,010	858,993
Ramsay Health Care Ltd.	8,580	156,637
Regis Resources Ltd.*	24,410	61,204
Reject Shop Ltd.	1,700	15,462
Resolute Mining Ltd.*	23,620	34,457
Rio Tinto Ltd.	28,208	1,651,510
Sandfire Resources NL*	5,890	33,774
Santos Ltd.	57,081	617,261
Seek Ltd.	21,740	110,207
Seven Group Holdings Ltd.	6,490	49,388
Seven West Media Ltd.	19,275	47,451
Sigma Pharmaceuticals Ltd.	76,540	47,578
SMS Management & Technology Ltd.	4,420	22,938
Sonic Healthcare Ltd.	25,860	282,970
Southern Cross Media Group Ltd.	37,539	34,291
SP AusNet	86,900	77,967
Spark Infrastructure Group§	78,800	94,343
Spotless Group Ltd.	17,250	29,572
St Barbara Ltd.*	21,600	42,646
Stockland Corp., Ltd. (REIT)	158,660	441,322
Suncorp Group Ltd.	84,610	643,327
Sundance Resources Ltd.*	145,220	58,956
TABCORP Holdings Ltd.	45,600	112,846
Tatts Group Ltd.	84,760	181,367
Telstra Corp., Ltd.	784,636	2,338,549
Ten Network Holdings Ltd.	40,220	33,847
Toll Holdings Ltd.	43,530	182,537
TPG Telecom Ltd.	19,060	25,803
Transfield Services Ltd.	30,870	55,234
Transpacific Industries Group Ltd.*	32,370	19,093
Transurban Group	95,470	496,307
Treasury Wine Estates Ltd.	42,766	158,146
UGL Ltd.	10,900	119,215
Virgin Blue Holdings Ltd.*	96,120	28,673
Wesfarmers Ltd.	73,496	2,220,891
Western Areas NL	9,480	38,894
Westfield Group (REIT)	137,280	1,016,386
Westfield Retail Trust (REIT)	187,050	433,911
Westpac Banking Corp.	191,875	3,687,852
White Energy Co., Ltd.*	16,190	22,713
Whitehaven Coal Ltd.	14,580	73,880
Woodside Petroleum Ltd.	39,490	1,222,531
Woolworths Ltd.	78,638	1,879,049
WorleyParsons Ltd.	15,263	380,853
Wotif.com Holdings Ltd.	7,860	29,766
		56,609,850
Austria (0.3%)
Erste Group Bank AG	139,162	3,547,096
Belgium (1.1%)
Anheuser-Busch InBev N.V.	249,161	13,213,858
Brazil (2.1%)
Banco Bradesco S.A. (Preference)	462,900	6,782,553
Fibria Celulose S.A. (ADR)	100,087	757,659
Itau Unibanco Holding S.A. (Preference) (ADR)	373,885	5,802,695
Petroleo Brasileiro S.A. (Preference)	583,700	5,929,355
Suzano Papel e Celulose S.A. (Preference)	131,500	592,371
Vale S.A. (Preference), Class A	195,400	4,073,756
		23,938,389
China (1.0%)
China Life Insurance Co., Ltd., Class H	1,548,000	3,659,072
China Pacific Insurance Group Co., Ltd., Class H	558,800	1,609,622
PetroChina Co., Ltd., Class H	4,982,000	6,038,244
		11,306,938
Denmark (1.2%)
A. P. Moller - Maersk A/S, Class B	493	2,901,876
Novo Nordisk A/S, Class B	114,805	11,412,998
		14,314,874
Finland (0.3%)
Nokia Oyj	510,112	2,889,488
France (10.2%)
Accor S.A.	59,239	1,576,769
Air Liquide S.A.	38,949	4,554,568
AXA S.A.‡	242,000	3,142,156
BNP Paribas S.A.	136,841	5,416,490
Carrefour S.A.	79,716	1,813,468
Cie de Saint-Gobain S.A.	121,784	4,651,496
Cie Generale d’Optique Essilor International S.A.	39,115	2,818,889
Danone S.A.	210,112	12,930,550
France Telecom S.A.	259,489	4,255,040
GDF Suez S.A.	182,056	5,438,618
J.C. Decaux S.A.*	119,439	2,962,710
L’Oreal S.A.	65,331	6,392,746
LVMH Moet Hennessy Louis Vuitton S.A.	35,412	4,695,872
Pernod-Ricard S.A.	83,649	6,558,773
Sanofi S.A.	152,929	10,041,176
Schneider Electric S.A.	177,306	9,545,898
Societe Generale S.A.	101,514	2,659,818
Total S.A.	303,889	13,398,671
Unibail-Rodamco S.A. (REIT)	42,667	7,604,201
Vinci S.A.	73,152	3,141,113
Vivendi S.A.	169,721	3,465,296
		117,064,318
Germany (8.2%)
Allianz SE (Registered)	130,738	12,302,548
BASF SE	126,003	7,645,237
Bayer AG (Registered)	113,242	6,223,326
Bayerische Motoren Werke (BMW) AG	44,261	2,932,747
Daimler AG (Registered)	261,798	11,596,160
Deutsche Bank AG (Registered)	127,204	4,432,042
Deutsche Boerse AG*	25,990	1,305,109
Deutsche Telekom AG (Registered)	407,967	4,799,020
E.ON AG	272,258	5,937,656
Linde AG	62,942	8,394,739
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	21,910	2,715,855
RWE AG	55,781	2,054,008
SAP AG	198,521	10,119,657
Siemens AG (Registered)	118,213	10,679,621
Volkswagen AG (Preference)	20,768	2,747,603
		93,885,328
Hong Kong (1.2%)
Cheung Kong Holdings Ltd.	473,000	5,048,814
China Mobile Ltd.	763,500	7,446,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hang Lung Properties Ltd.	456,000	$ 1,333,869
		13,828,683
Ireland (0.7%)
CRH plc (BATS Europe Exchange)	95,670	1,475,589
CRH plc (EURO OTC Exchange)	227,745	3,534,211
Experian plc	77,950	876,954
James Hardie Industries SE (CDI)*	28,820	157,199
Shire plc	42,730	1,332,399
WPP plc	96,140	886,617
		8,262,969
Italy (1.7%)
Assicurazioni Generali S.p.A.	183,039	2,891,381
Enel S.p.A.	876,231	3,876,765
ENI S.p.A.	351,085	6,168,718
Intesa Sanpaolo S.p.A.	1,914,421	2,991,306
Telecom Italia S.p.A.	1,415,704	1,537,246
UniCredit S.p.A.	2,265,887	2,411,296
		19,876,712
Japan (16.7%)
77 Bank Ltd.	20,000	90,268
A&A Material Corp.*	2,000	1,812
A&D Co., Ltd.	1,200	4,607
ABC-Mart, Inc.	1,400	53,756
Accordia Golf Co., Ltd.	40	31,259
Achilles Corp.	10,000	14,991
Acom Co., Ltd.*	2,460	46,930
ADEKA Corp.	5,100	54,495
Aderans Co., Ltd.*	1,300	12,052
Advan Co., Ltd.	700	6,669
Advanex, Inc.*	2,000	1,688
Advantest Corp.	8,800	94,885
Aeon Co., Ltd.	42,300	570,994
Aeon Credit Service Co., Ltd.	5,400	82,831
Aeon Delight Co., Ltd.	1,400	29,988
Aeon Fantasy Co., Ltd.	400	6,144
Aeon Hokkaido Corp.*	900	4,171
Aeon Mall Co., Ltd.	5,800	131,874
Agrex, Inc.	200	1,965
Ai Holdings Corp.	2,100	8,753
Aica Kogyo Co., Ltd.	3,700	52,942
Aichi Bank Ltd.	400	25,159
Aichi Corp.	2,100	8,634
Aichi Machine Industry Co., Ltd.	2,000	6,301
Aichi Steel Corp.	6,000	35,547
Aichi Tokei Denki Co., Ltd.	1,000	3,206
Aida Engineering Ltd.	3,300	15,817
Aiful Corp.*	10,100	14,455
Aigan Co., Ltd.	900	4,671
Ain Pharmaciez, Inc.	500	22,112
Aiphone Co., Ltd.	800	15,413
Air Water, Inc.	10,000	123,410
Airport Facilities Co., Ltd.	1,200	4,958
Airtech Japan Ltd.	300	1,291
Aisan Industry Co., Ltd.	1,500	13,155
Aisin Seiki Co., Ltd.	10,600	352,163
Ajinomoto Co., Inc.	39,000	461,230
Akebono Brake Industry Co., Ltd.	5,700	29,364
Akita Bank Ltd.	8,000	26,075
Alconix Corp.	200	4,193
Alfresa Holdings Corp.	3,300	138,101
All Nippon Airways Co., Ltd.	162,000	506,284
Alpen Co., Ltd.	700	12,957
Alpha Corp.	300	3,368
Alpha Systems, Inc.	300	4,780
Alpine Electronics, Inc.	2,400	30,812
Alps Electric Co., Ltd.	9,800	75,062
Altech Co., Ltd.	500	1,178
Altech Corp.	500	4,219
Amada Co., Ltd.	18,000	117,272
Amano Corp.	3,400	30,488
Amuse, Inc.	300	4,070
Ando Corp.	4,000	5,296
Anest Iwata Corp.	2,000	8,408
Anritsu Corp.	5,000	55,312
AOC Holdings, Inc.	3,300	18,583
AOI Advertising Promotion, Inc.	500	2,692
AOKI Holdings, Inc.	1,100	16,868
Aomori Bank Ltd.	9,000	31,151
Aoyama Trading Co., Ltd.	3,100	53,615
Aozora Bank Ltd.	58,000	132,945
Arakawa Chemical Industries Ltd.	1,000	9,347
Araya Industrial Co., Ltd.	2,000	3,228
Arc Land Sakamoto Co., Ltd.	700	13,834
Arcs Co., Ltd.	1,500	29,983
Argo Graphics, Inc.	400	5,224
Ariake Japan Co., Ltd.	1,100	22,297
Arisawa Manufacturing Co., Ltd.	2,000	9,565
Arnest One Corp.	2,200	22,681
Arrk Corp.*	4,200	4,018
As One Corp.	800	16,727
Asahi Breweries Ltd.	26,400	559,061
Asahi Co., Ltd.	500	12,000
Asahi Diamond Industrial Co., Ltd.	4,000	55,587
Asahi Glass Co., Ltd.	66,000	643,493
Asahi Holdings, Inc.	1,800	38,127
Asahi Kasei Corp.	78,000	468,144
Asahi Kogyosha Co., Ltd.	1,000	4,428
Asahi Net, Inc.	1,000	4,647
Asahi Organic Chemicals Industry Co., Ltd.	4,000	11,104
Asahi TEC Corp.*	9,000	2,636
Asanuma Corp.	4,000	3,831
Asatsu-DK, Inc.	2,000	54,930
Ashimori Industry Co., Ltd.*	3,000	4,112
Asics Corp.	13,000	176,297
ASKA Pharmaceutical Co., Ltd.	1,000	8,378
ASKUL Corp.	900	12,876
Astellas Pharma, Inc.	28,700	1,082,718
Asunaro Aoki Construction Co., Ltd.	500	2,802
Atsugi Co., Ltd.	11,000	13,175
Autobacs Seven Co., Ltd.	1,500	67,086
Avex Group Holdings, Inc.	2,300	27,997
Awa Bank Ltd.	10,000	68,835
Axell Corp.	400	9,229
Azuma Shipping Co., Ltd.	600	1,501
Bals Corp.	10	12,904
Bando Chemical Industries Ltd.	4,000	15,144
Bank of Iwate Ltd.	800	39,956
Bank of Kyoto Ltd.	22,000	195,675
Bank of Nagoya Ltd.	11,000	38,224
Bank of Okinawa Ltd.	900	41,511
Bank of Saga Ltd.	7,000	19,172
Bank of the Ryukyus Ltd.	2,500	34,040
Bank of Yokohama Ltd.	85,000	425,842
Belc Co., Ltd.	600	9,014
Belluna Co., Ltd.	1,500	12,928
Benesse Holdings, Inc.	3,900	171,813
Best Denki Co., Ltd.*	3,500	9,896
Bic Camera, Inc.	30	16,244
BML, Inc.	700	18,038
Bookoff Corp.	700	6,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
BP Castrol KK	500	$2,157
Bridgestone Corp.	40,800	925,116
Brother Industries Ltd.	16,800	196,911
Bunka Shutter Co., Ltd.	3,000	9,236
CAC Corp.	700	5,738
Calsonic Kansei Corp.	6,000	36,245
Can Do Co., Ltd.	10	10,576
Canare Electric Co., Ltd.	100	1,607
Canon Electronics, Inc.	1,100	30,933
Canon Marketing Japan, Inc.	4,000	48,553
Canon, Inc.	252,200	11,417,611
Capcom Co., Ltd.	2,600	64,949
Casio Computer Co., Ltd.	11,800	74,707
Cawachi Ltd.	800	15,778
Central Glass Co., Ltd.	12,000	58,366
Central Japan Railway Co.	107	932,299
Central Security Patrols Co., Ltd.	500	5,135
Central Sports Co., Ltd.	400	5,068
Century Tokyo Leasing Corp.	2,800	55,198
CFS Corp.	1,000	4,725
Chiba Bank Ltd.	49,000	339,078
Chiba Kogyo Bank Ltd.*	2,300	14,004
Chino Corp.	2,000	5,332
Chiyoda Co., Ltd.	1,600	26,808
Chiyoda Corp.	9,000	87,862
Chiyoda Integre Co., Ltd.	400	5,546
Chofu Seisakusho Co., Ltd.	1,200	34,227
Chori Co., Ltd.	8,000	9,233
Chubu Electric Power Co., Inc.	38,000	714,561
Chubu Shiryo Co., Ltd.	1,200	7,680
Chudenko Corp.	2,000	26,002
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,383
Chugai Pharmaceutical Co., Ltd.	12,300	208,431
Chugai Ro Co., Ltd.	4,000	13,218
Chugoku Bank Ltd.	11,000	161,948
Chugoku Electric Power Co., Inc.	17,500	308,380
Chugoku Marine Paints Ltd.	3,000	21,841
Chugokukogyo Co., Ltd.*	1,000	1,061
Chukyo Bank Ltd.	5,000	13,078
Chuo Spring Co., Ltd.	1,000	3,710
Circle K Sunkus Co., Ltd.	2,600	43,698
Citizen Holdings Co., Ltd.	13,500	67,279
CKD Corp.	3,400	20,012
Clarion Co., Ltd.*	6,000	9,803
Cleanup Corp.	1,200	7,475
CMIC Co., Ltd.	400	7,135
CMK Corp.*	2,400	9,739
Coca-Cola Central Japan Co., Ltd.	1,500	21,111
Coca-Cola West Co., Ltd.	4,200	80,446
Cocokara fine, Inc.	1,100	30,030
Colowide Co., Ltd.	4,000	26,030
Computer Engineering & Consulting Ltd.	800	3,878
Computer Institute of Japan Ltd.	1,200	4,027
COMSYS Holdings Corp.	6,700	65,939
Co-Op Chemical Co., Ltd.*	1,000	1,236
Core Corp.	400	3,582
Corona Corp.	500	9,308
Cosel Co., Ltd.	1,800	26,992
Cosmo Oil Co., Ltd.	45,000	111,596
Cosmos Pharmaceutical Corp.	600	30,856
Create Medic Co., Ltd.	300	3,159
Create SD Holdings Co., Ltd.	500	11,637
Credit Saison Co., Ltd.	9,700	186,671
Cresco Ltd.	300	2,094
CTI Engineering Co., Ltd.	700	4,944
Cybernet Systems Co., Ltd.	10	2,672
Cybozu, Inc.	20	4,302
Dai Nippon Printing Co., Ltd.	40,000	413,676
Dai Nippon Toryo Co., Ltd.	7,000	7,521
Daibiru Corp.	3,600	25,219
Daicel Chemical Industries Ltd.	17,000	96,618
Dai-Dan Co., Ltd.	1,000	7,032
Daido Kogyo Co., Ltd.	2,000	3,911
Daido Metal Co., Ltd.	1,000	11,503
Daido Steel Co., Ltd.	27,000	160,676
Daidoh Ltd.	1,600	17,923
Daiei, Inc.*	5,650	20,703
Daifuku Co., Ltd.	5,000	26,800
Daihatsu Motor Co., Ltd.	13,000	235,003
Daihen Corp.	6,000	22,814
Daiho Corp.	4,000	4,845
Daiichi Chuo KK*	8,000	10,085
Daiichi Jitsugyo Co., Ltd.	2,000	8,864
Dai-ichi Kogyo Seiyaku Co., Ltd.	2,000	6,291
Dai-ichi Life Insurance Co., Ltd.	615	635,387
Daiichi Sankyo Co., Ltd.	43,400	903,675
Daiken Corp.	5,000	16,954
Daiken Medical Co., Ltd.	100	1,164
Daiki Aluminium Industry Co., Ltd.	2,000	6,523
Daikin Industries Ltd.	13,700	391,906
Daiko Clearing Services Corp.	600	1,989
Daikoku Denki Co., Ltd.	500	4,491
Daikyo, Inc.*	20,000	32,157
Dainichi Co., Ltd.	600	7,949
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	20,452
Dainippon Screen Manufacturing Co., Ltd.	16,000	97,841
Dainippon Sumitomo Pharma Co., Ltd.	9,200	101,241
Daio Paper Corp.	5,000	46,375
Daiohs Corp.	200	1,267
Daisan Bank Ltd.	7,000	17,084
Daiseki Co., Ltd.	1,900	37,528
Daishi Bank Ltd.	16,000	54,608
Daiso Co., Ltd.	5,000	16,928
Daisue Construction Co., Ltd.*	4,000	2,243
Daisyo Corp.	600	7,315
Daito Bank Ltd.	7,000	5,303
Daito Electron Co., Ltd.	500	4,026
Daito Trust Construction Co., Ltd.	5,700	522,660
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	756
Daiwa House Industry Co., Ltd.	35,000	450,454
Daiwa Industries Ltd.	1,000	5,143
Daiwa Odakyu Construction Co., Ltd.	500	1,331
Daiwa Securities Group, Inc.	125,000	466,419
Daiwabo Holdings Co., Ltd.	14,100	31,431
Daiyu Eight Co., Ltd.	100	899
Danto Holdings Corp.*	1,000	1,001
DC Co., Ltd.	1,300	3,773
DCM Holdings Co., Ltd.	5,800	50,583
DeNA Co., Ltd.	5,300	221,726
Denki Kagaku Kogyo KK	28,000	106,477
Denki Kogyo Co., Ltd.	3,000	12,035
Denso Corp.	27,500	881,426
Dentsu, Inc.	12,700	401,652
Denyo Co., Ltd.	1,100	13,670
Descente Ltd.	3,000	17,138
DIC Corp.	52,000	94,276
Dijet Industrial Co., Ltd.*	1,000	2,032
Disco Corp.	1,300	61,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Don Quijote Co., Ltd.	2,300	$82,205
Doshisha Co., Ltd.	500	14,395
Doutor Nichires Holdings Co., Ltd.	2,100	26,526
Dowa Holdings Co., Ltd.	20,000	110,972
Dr Ci:Labo Co., Ltd.	10	64,472
DTS Corp.	1,100	13,659
Duskin Co., Ltd.	3,600	73,354
Dwango Co., Ltd.	10	18,089
Dydo Drinco, Inc.	500	19,336
Dynic Corp.	2,000	3,431
eAccess Ltd.	70	17,690
Eagle Industry Co., Ltd.	1,000	10,896
Earth Chemical Co., Ltd.	900	33,471
East Japan Railway Co.	21,500	1,305,470
Ebara Corp.	23,000	90,811
Ebara Jitsugyo Co., Ltd.	300	4,803
Ebara-Udylite Co., Ltd.	100	2,476
Echo Trading Co., Ltd.	300	2,781
Econach Holdings Co., Ltd.*	3,000	1,233
Eco’s Co., Ltd.	400	2,420
EDION Corp.	4,400	36,744
Ehime Bank Ltd.	7,000	21,507
Eighteenth Bank Ltd.	7,000	21,161
Eiken Chemical Co., Ltd.	1,000	13,321
Eisai Co., Ltd.	15,600	628,732
Eizo Nanao Corp.	1,000	21,933
Electric Power Development Co., Ltd.	7,600	223,957
Elematec Corp.	900	15,623
Elpida Memory, Inc.*	10,700	66,979
Emori & Co., Ltd.	200	2,242
Enplas Corp.	600	11,713
Enshu Ltd.*	2,000	2,199
EPS Co., Ltd.	10	22,738
ESPEC Corp.	1,200	8,145
Excel Co., Ltd.	600	5,991
Exedy Corp.	1,500	56,590
Ezaki Glico Co., Ltd.	5,000	64,197
F&A Aqua Holdings, Inc.	900	9,171
Faith, Inc.	40	3,900
Falco SD Holdings Co., Ltd.	600	7,278
FamilyMart Co., Ltd.	3,700	141,328
Fancl Corp.	2,500	35,949
FANUC Corp.	77,800	10,711,406
Fast Retailing Co., Ltd.	2,900	519,285
FCC Co., Ltd.	1,800	37,356
Felissimo Corp.	300	4,263
FIDEA Holdings Co., Ltd.	7,000	21,025
Fidec Corp.*	10	1,009
First Baking Co., Ltd.*	1,000	1,041
Foster Electric Co., Ltd.	1,100	12,993
FP Corp.	600	42,689
France Bed Holdings Co., Ltd.	8,000	13,169
F-Tech, Inc.	400	5,034
Fudo Tetra Corp.*	9,800	20,267
Fuji Co., Ltd.	1,300	31,166
Fuji Corp., Ltd.	1,200	5,828
Fuji Electric Holdings Co., Ltd.	39,000	100,688
Fuji Electronics Co., Ltd.	600	8,901
Fuji Heavy Industries Ltd.	41,000	239,501
Fuji Kiko Co., Ltd.*	1,000	3,050
Fuji Kosan Co., Ltd.*	4,000	3,321
Fuji Kyuko Co., Ltd.	3,000	19,205
Fuji Media Holdings, Inc.	138	197,934
Fuji Oil Co., Ltd.	3,300	54,425
Fuji Seal International, Inc.	1,200	23,433
Fuji Soft, Inc.	1,600	26,188
Fujibo Holdings, Inc.	5,000	10,766
Fujicco Co., Ltd.	1,000	13,361
Fujifilm Holdings Corp.	27,670	642,231
Fujikura Kasei Co., Ltd.	1,600	7,990
Fujikura Ltd.	20,000	65,520
Fujikura Rubber Ltd.	800	3,114
Fujimi, Inc.	1,100	13,051
Fujimori Kogyo Co., Ltd.	900	15,879
Fujita Kanko, Inc.	3,000	10,882
Fujitec Co., Ltd.	3,000	16,165
Fujitsu General Ltd.	2,000	11,792
Fujitsu Ltd.	121,000	570,015
Fujiya Co., Ltd.*	7,000	13,528
FuKoKu Co., Ltd.	500	4,739
Fukuda Corp.	1,000	3,401
Fukui Bank Ltd.	10,000	33,209
Fukui Computer, Inc.	200	899
Fukuoka Financial Group, Inc.	51,000	213,450
Fukushima Bank Ltd.*	15,000	7,535
Fukushima Industries Corp.	300	3,685
Fukuyama Transporting Co., Ltd.	8,000	48,647
Fullcast Holdings Co., Ltd.*	10	1,683
Funai Consulting, Inc.	1,300	8,830
Funai Electric Co., Ltd.	1,100	21,384
Furukawa Co., Ltd.*	21,000	20,436
Furukawa Electric Co., Ltd.	41,000	111,413
Furukawa-Sky Aluminum Corp.	5,000	14,103
Furusato Industries Ltd.	700	5,118
Fuso Pharmaceutical Industries Ltd.	4,000	11,844
Futaba Corp.	2,100	42,961
Futaba Industrial Co., Ltd.	3,500	26,874
Future Architect, Inc.	10	4,306
Fuyo General Lease Co., Ltd.	1,100	40,509
G-7 Holdings, Inc.	300	1,530
Gakken Holdings Co., Ltd.	5,000	10,994
Gakujo Co., Ltd.	400	1,423
Gecoss Corp.	800	3,386
Genki Sushi Co., Ltd.*	300	3,798
Geo Corp.	20	23,976
GLOBERIDE, Inc.	5,000	5,804
Glory Ltd.	3,400	79,557
GMO Internet, Inc.	3,400	13,454
Godo Steel Ltd.	7,000	15,845
Goldcrest Co., Ltd.	1,100	20,284
Goldwin, Inc.	2,000	6,642
Gree, Inc.	5,100	152,996
GS Yuasa Corp.	24,000	112,041
GSI Creos Corp.*	3,000	3,796
Gulliver International Co., Ltd.	330	14,435
Gun-Ei Chemical Industry Co., Ltd.	3,000	8,789
Gunma Bank Ltd.	28,000	155,900
Gunze Ltd.	8,000	26,175
Gurunavi, Inc.	1,000	12,677
H2O Retailing Corp.	7,000	55,792
Hachijuni Bank Ltd.	28,000	171,416
Hakudo Co., Ltd.	400	4,056
Hakuhodo DY Holdings, Inc.	1,800	104,424
Hakuto Co., Ltd.	700	6,699
Hakuyosha Co., Ltd.	1,000	2,760
Hamakyorex Co., Ltd.	300	9,224
Hamamatsu Photonics KK	5,600	225,281
Hankyu Hanshin Holdings, Inc.	83,000	354,995
Hanwa Co., Ltd.	11,000	49,569
Happinet Corp.	300	5,100
Harashin Narus Holdings Co., Ltd.	700	11,364
Hard Off Corp. Co., Ltd.	500	2,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Harima Chemicals, Inc.	1,100	$10,109
Haruyama Trading Co., Ltd.	500	2,493
Haseko Corp.*	86,500	54,312
Hayashikane Sangyo Co., Ltd.*	4,000	3,376
Hazama Corp.*	5,400	7,790
Heiwa Corp.	2,600	46,026
Heiwa Real Estate Co., Ltd.	9,000	19,227
Heiwado Co., Ltd.	2,400	32,655
Helios Techno Holdings Co., Ltd.	1,100	2,300
Hibiya Engineering Ltd.	1,800	20,407
Hiday Hidaka Corp.	500	8,058
Higashi-Nippon Bank Ltd.	6,000	13,123
Higo Bank Ltd.	9,000	54,144
Hikari Tsushin, Inc.	1,500	35,481
Hino Motors Ltd.	15,000	89,156
Hioki EE Corp.	500	10,293
Hirakawa Hewtech Corp.	200	2,049
Hirose Electric Co., Ltd.	2,000	185,858
Hiroshima Bank Ltd.	43,000	212,572
HIS Co., Ltd.	1,300	38,323
Hisaka Works Ltd.	1,000	11,180
Hisamitsu Pharmaceutical Co., Inc.	3,800	182,485
Hitachi Business Solution Co., Ltd.	300	2,536
Hitachi Cable Ltd.*	10,000	25,955
Hitachi Capital Corp.	2,800	34,801
Hitachi Chemical Co., Ltd.	5,900	96,936
Hitachi Construction Machinery Co., Ltd.	5,800	96,908
Hitachi High-Technologies Corp.	3,700	74,043
Hitachi Koki Co., Ltd.	3,300	24,677
Hitachi Kokusai Electric, Inc.	2,000	12,839
Hitachi Ltd.	283,640	1,410,748
Hitachi Metals Ltd.	11,000	126,155
Hitachi Tool Engineering Ltd.	700	7,453
Hitachi Transport System Ltd.	2,100	38,865
Hitachi Zosen Corp.	52,000	77,102
Hochiki Corp.	1,000	5,317
Hodogaya Chemical Co., Ltd.	2,000	7,258
Hogy Medical Co., Ltd.	600	27,740
Hokkaido Electric Power Co., Inc.	11,700	172,253
Hokkaido Gas Co., Ltd.	2,000	7,285
Hokkan Holdings Ltd.	3,000	9,997
Hokko Chemical Industry Co., Ltd.	1,000	3,031
Hokkoku Bank Ltd.	14,000	52,202
Hokuetsu Bank Ltd.	13,000	28,056
Hokuetsu Kishu Paper Co., Ltd.	8,000	57,395
Hokuhoku Financial Group, Inc.	101,000	220,090
Hokuriku Electric Industry Co., Ltd.	4,000	6,245
Hokuriku Electric Power Co.	12,800	237,106
Hokushin Co., Ltd.*	800	1,374
Hokuto Corp.	1,400	32,508
Honda Motor Co., Ltd.	105,300	3,087,394
Honeys Co., Ltd.	1,080	15,552
Hoosiers Corp.	20	6,295
Horiba Ltd.	2,100	63,490
Horipro, Inc.	400	3,503
Hoshizaki Electric Co., Ltd.	2,500	60,830
Hosiden Corp.	3,000	21,270
Hosokawa Micron Corp.	2,000	8,963
House Foods Corp.	4,900	94,140
House of Rose Co., Ltd.	100	1,617
Howa Machinery Ltd.*	6,000	4,608
Hoya Corp.	29,100	670,628
Hulic Co., Ltd.	3,400	38,271
Hurxley Corp.	300	2,038
Hyakugo Bank Ltd.	11,000	46,729
Hyakujushi Bank Ltd.	14,000	63,830
Ibiden Co., Ltd.	7,800	163,820
IBJ Leasing Co., Ltd.	1,700	40,928
Ichibanya Co., Ltd.	400	12,518
Ichiken Co., Ltd.	1,000	1,399
Ichikoh Industries Ltd.*	2,000	3,544
Ichinen Holdings Co., Ltd.	1,300	6,698
Ichiyoshi Securities Co., Ltd.	2,700	15,967
Icom, Inc.	600	15,347
Idec Corp.	1,400	15,107
Idemitsu Kosan Co., Ltd.	1,800	161,377
Ihara Chemical Industry Co., Ltd.	2,000	7,622
IHI Corp.	88,000	194,206
Iida Home Max	1,300	10,949
Iino Kaiun Kaisha Ltd.	5,900	31,048
Ikegami Tsushinki Co., Ltd.*	3,000	1,864
Ikyu Corp.	10	4,684
Imasen Electric Industrial Co., Ltd.	800	11,118
Impress Holdings, Inc.*	1,000	1,163
Inaba Denki Sangyo Co., Ltd.	1,400	42,973
Inaba Seisakusho Co., Ltd.	600	7,081
Inabata & Co., Ltd.	3,200	18,198
Inageya Co., Ltd.	1,000	12,149
INES Corp.	1,600	10,715
I-Net Corp.	500	2,994
Information Services International-Dentsu Ltd.	700	5,742
INPEX Corp.	145	893,549
Intage, Inc.	300	6,126
Internet Initiative Japan, Inc.	10	46,634
Internix, Inc.	500	2,447
Inui Steamship Co., Ltd.	1,400	5,372
I’rom Holdings Co., Ltd.*	30	1,318
Iseki & Co., Ltd.*	13,000	31,799
Isetan Mitsukoshi Holdings Ltd.	23,800	240,183
Ishihara Sangyo Kaisha Ltd.*	21,000	25,420
Ishii Iron Works Co., Ltd.	1,000	1,831
Ishikawa Seisakusho Ltd.*	2,000	1,333
Ishizuka Glass Co., Ltd.	1,000	2,103
Isuzu Motors Ltd.	76,000	325,404
IT Holdings Corp.	4,000	38,620
ITC Networks Corp.	1,000	6,399
Itfor, Inc.	1,300	4,483
Ito En Ltd.	4,200	76,806
ITOCHU Corp.	86,800	829,037
Itochu Enex, Co., Ltd.	2,700	15,680
ITOCHU Techno-Solutions Corp.	1,700	76,496
Itochu-Shokuhin Co., Ltd.	300	11,286
Itoham Foods, Inc.	7,000	25,951
Itoki Corp.	2,600	5,774
Iwai Cosmo Holdings, Inc.	1,100	4,003
Iwaki & Co., Ltd.	1,000	2,730
Iwasaki Electric Co., Ltd.*	4,000	8,755
Iwatani Corp.	13,000	44,148
Iwatsu Electric Co., Ltd.	5,000	4,429
Iyo Bank Ltd.	17,000	173,165
Izumi Co., Ltd.	3,300	51,043
Izumiya Co., Ltd.	4,000	18,535
Izutsuya Co., Ltd.*	6,000	3,572
J. Front Retailing Co., Ltd.	29,000	137,771
Jaccs Co., Ltd.	8,000	25,953
Jafco Co., Ltd.	1,600	29,674
Jalux, Inc.	300	2,953
Janome Sewing Machine Co., Ltd.*	12,000	8,584
Japan Airport Terminal Co., Ltd.	3,900	58,035
Japan Asia Investment Co., Ltd.*	8,000	6,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Aviation Electronics Industry Ltd.	2,000	$13,385
Japan Bridge Corp.*	450	1,151
Japan Carlit Co., Ltd.	1,000	5,455
Japan Cash Machine Co., Ltd.	1,100	10,100
Japan Digital Laboratory Co., Ltd.	1,000	11,552
Japan Drilling Co., Ltd.	300	9,541
Japan Electronic Materials Corp.	500	2,739
Japan Foods Co., Ltd.	100	996
Japan Foundation Engineering Co., Ltd.	1,700	7,002
Japan Medical Dynamic Marketing, Inc.	1,000	2,284
Japan Oil Transportation Co., Ltd.	1,000	2,486
Japan Petroleum Exploration Co.	2,800	101,958
Japan Pulp & Paper Co., Ltd.	6,000	22,733
Japan Radio Co., Ltd.	3,000	7,880
Japan Securities Finance Co., Ltd.	5,000	25,348
Japan Steel Works Ltd.	20,000	119,220
Japan Tobacco, Inc.	2,064	9,629,546
Japan Transcity Corp.	2,000	6,467
Japan Vilene Co., Ltd.	1,000	4,677
Japan Wool Textile Co., Ltd.	4,000	35,865
Jastec Co., Ltd.	700	4,534
JBCC Holdings, Inc.	1,000	7,402
JBIS Holdings, Inc.	1,200	4,196
Jeans Mate Corp.*	300	688
Jeol Ltd.	4,000	11,354
JFE Holdings, Inc.	30,500	615,058
JFE Shoji Holdings, Inc.	8,000	35,175
JGC Corp.	16,000	392,873
JK Holdings Co., Ltd.	1,100	5,278
JMS Co., Ltd.	1,000	3,504
Joban Kosan Co., Ltd.*	3,000	3,267
J-Oil Mills, Inc.	5,000	15,746
Joshin Denki Co., Ltd.	2,000	23,297
Joyo Bank Ltd.	49,000	227,754
JS Group Corp.	16,740	468,896
JSP Corp.	800	13,796
JSR Corp.	11,200	192,522
JTEKT Corp.	14,100	168,390
Juki Corp.	7,000	13,269
Juroku Bank Ltd.	15,000	49,292
JVC Kenwood Corp.*	5,800	23,062
JX Holdings, Inc.	147,700	828,983
K.R.S. Corp.	300	3,430
kabu.com Securities Co., Ltd.	4,900	13,566
Kadokawa Group Holdings, Inc.	1,100	38,151
Kaga Electronics Co., Ltd.	1,200	12,814
Kagome Co., Ltd.	4,900	96,715
Kagoshima Bank Ltd.	7,000	50,816
Kajima Corp.	63,000	207,283
Kakaku.com, Inc.	2,000	82,420
Kaken Pharmaceutical Co., Ltd.	8,000	111,648
Kamei Corp.	1,000	6,741
Kamigumi Co., Ltd.	14,000	125,176
Kanaden Corp.	1,000	6,814
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,507
Kanamoto Co., Ltd.	1,000	6,959
Kandenko Co., Ltd.	6,000	27,992
Kaneka Corp.	17,000	95,909
Kanematsu Corp.*	27,000	23,126
Kanematsu Electronics Ltd.	700	7,343
Kanematsu-NNK Corp.*	1,000	1,745
Kansai Electric Power Co., Inc.	50,300	864,958
Kansai Paint Co., Ltd.	15,000	143,626
Kansai Urban Banking Corp.	17,000	30,862
Kanto Auto Works Ltd.	1,800	15,467
Kanto Denka Kogyo Co., Ltd.	2,000	9,737
Kanto Natural Gas Development Co., Ltd.	1,000	5,447
Kao Corp.	34,200	951,325
Kappa Create Co., Ltd.	900	20,042
Kasai Kogyo Co., Ltd.	1,000	5,996
Kasumi Co., Ltd.	2,500	16,861
Katakura Industries Co., Ltd.	1,400	14,388
Kato Sangyo Co., Ltd.	1,700	40,446
Kato Works Co., Ltd.	2,000	5,226
KAWADA Technologies, Inc.	200	3,198
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	8,330
Kawasaki Heavy Industries Ltd.	102,000	259,605
Kawasaki Kisen Kaisha Ltd.	39,000	81,021
KDDI Corp.	193	1,325,540
Keihan Electric Railway Co., Ltd.	35,000	168,015
Keihanshin Real Estate Co., Ltd.	1,400	6,739
Keihin Co., Ltd.	2,000	2,398
Keihin Corp.	2,500	42,789
Keikyu Corp.	33,000	304,541
Keio Corp.	32,000	228,783
Keisei Electric Railway Co., Ltd.	20,000	135,711
Keiyo Bank Ltd.	10,000	54,016
Keiyo Co., Ltd.	2,200	13,787
Kenedix, Inc.*	150	18,064
Kewpie Corp.	7,100	102,945
KEY Coffee, Inc.	1,200	24,162
Keyence Corp.	2,900	794,032
Kikkoman Corp.	11,000	125,568
Kimoto Co., Ltd.	1,100	8,233
Kimura Chemical Plants Co., Ltd.	1,100	4,513
Kimura Unity Co., Ltd.	200	1,801
Kinden Corp.	9,000	77,539
King Jim Co., Ltd.	1,000	7,844
Kinki Nippon Tourist Co., Ltd.*	4,000	4,386
Kinki Sharyo Co., Ltd.	1,000	3,573
Kintetsu Corp.	119,000	447,840
Kintetsu World Express, Inc.	1,100	31,358
Kinugawa Rubber Industrial Co., Ltd.	3,000	25,028
Kirin Holdings Co., Ltd.	56,000	731,078
Kirindo Co., Ltd.	500	3,103
Kisoji Co., Ltd.	1,400	26,354
Kissei Pharmaceutical Co., Ltd.	2,600	56,829
Kitagawa Iron Works Co., Ltd.	5,000	7,457
Kita-Nippon Bank Ltd.	300	8,282
Kitano Construction Corp.	3,000	6,569
Kitazawa Sangyo Co., Ltd.	1,000	2,053
Kitz Corp.	5,100	25,660
Kiyo Holdings, Inc.	48,000	74,241
Koa Corp.	1,500	16,164
Koatsu Gas Kogyo Co., Ltd.	1,000	6,501
Kobayashi Pharmaceutical Co., Ltd.	1,800	96,905
Kobayashi Yoko Co., Ltd.	300	695
Kobe Steel Ltd.	192,000	321,510
Kohnan Shoji Co., Ltd.	1,100	19,350
Kohsoku Corp.	700	6,181
Koito Manufacturing Co., Ltd.	6,000	94,470
Kojima Co., Ltd.	1,500	10,554
Kokuyo Co., Ltd.	6,400	51,286
KOMAIHALTEC, Inc.	2,000	4,966
Komatsu Ltd.	193,890	4,186,899
Komatsu Seiren Co., Ltd.	2,000	9,747
Komatsu Wall Industry Co., Ltd.	400	3,571
Komeri Co., Ltd.	1,600	52,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Komori Corp.	3,400	$22,379
Konaka Co., Ltd.	1,400	5,603
Konami Corp.	6,200	208,167
Konica Minolta Holdings, Inc.	33,500	229,497
Konishi Co., Ltd.	1,000	15,226
Kosaido Co., Ltd.*	900	2,126
Kose Corp.	2,300	58,452
Kosei Securities Co., Ltd.*	2,000	1,568
Kourakuen Corp.	700	10,551
Krosaki Harima Corp.	2,000	7,073
K’s Holdings Corp.	2,800	109,525
Kubota Corp.	56,000	447,452
Kumagai Gumi Co., Ltd.*	10,000	8,567
Kumiai Chemical Industry Co., Ltd.	2,000	7,060
Kura Corp.	600	7,929
Kurabo Industries Ltd.	12,000	23,867
Kuraray Co., Ltd.	19,900	271,295
Kuraudia Co., Ltd.	100	1,563
Kureha Corp.	8,000	34,518
Kurimoto Ltd.	6,000	9,316
Kurita Water Industries Ltd.	7,400	206,985
Kuroda Electric Co., Ltd.	1,600	19,005
KYB Co., Ltd.	7,000	39,206
Kyocera Corp.	10,500	877,121
Kyodo Printing Co., Ltd.	3,000	7,433
Kyodo Shiryo Co., Ltd.	4,000	4,518
Kyoei Sangyo Co., Ltd.	1,000	1,793
Kyoei Steel Ltd.	1,300	21,775
Kyoei Tanker Co., Ltd.	1,000	1,557
Kyokuto Boeki Kaisha Ltd.	1,000	2,537
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	13,326
Kyokuto Securities Co., Ltd.	1,600	11,238
Kyokuyo Co., Ltd.	5,000	11,853
KYORIN Holdings, Inc.	5,000	104,165
Kyoritsu Maintenance Co., Ltd.	500	8,313
Kyoritsu Printing Co., Ltd.	1,000	2,162
Kyosan Electric Manufacturing Co., Ltd.	2,000	10,483
Kyoto Kimono Yuzen Co., Ltd.	700	8,450
Kyowa Electronics Instruments Co., Ltd.	1,000	3,499
Kyowa Exeo Corp.	4,900	46,852
Kyowa Hakko Kirin Co., Ltd.	15,000	167,016
Kyowa Leather Cloth Co., Ltd.	700	2,627
Kyudenko Corp.	2,000	13,682
Kyushu Electric Power Co., Inc.	27,500	443,095
Land Business Co., Ltd.	10	2,306
LAND Co., Ltd.*	1,300	202
Lawson, Inc.	3,900	220,431
LEC, Inc.	300	6,064
Leopalace21 Corp.*	7,300	15,916
Life Corp.	700	14,238
Lintec Corp.	2,600	51,629
Lion Corp.	20,000	120,244
Look, Inc.*	2,000	4,303
M3, Inc.	20	99,320
Mabuchi Motor Co., Ltd.	1,800	83,186
Macnica, Inc.	500	10,671
Macromill, Inc.	1,400	16,498
Maeda Corp.	8,000	29,771
Maeda Road Construction Co., Ltd.	6,000	65,796
Maezawa Industries, Inc.*	900	2,214
Maezawa Kasei Industries Co., Ltd.	900	9,916
Maezawa Kyuso Industries Co., Ltd.	400	5,392
Makino Milling Machine Co., Ltd.	6,000	35,209
Makita Corp.	8,700	309,881
Mandom Corp.	1,300	38,639
Marche Corp.	300	2,735
Mars Engineering Corp.	600	10,045
Marubeni Construction Material Lease Co., Ltd.*	1,000	1,818
Marubeni Corp.	109,000	609,547
Marubun Corp.	900	3,730
Marudai Food Co., Ltd.	6,000	22,053
Maruei Department Store Co., Ltd.*	2,000	2,101
Maruetsu, Inc.	2,000	6,952
Maruha Nichiro Holdings, Inc.	27,000	52,997
Marui Group Co., Ltd.	16,900	126,996
Maruichi Steel Tube Ltd.	5,600	131,903
Maruka Machinery Co., Ltd.	400	3,327
Marusan Securities Co., Ltd.	3,900	16,012
Maruwa Co., Ltd.	300	12,748
Maruwn Corp.	600	1,503
Maruyama Manufacturing Co., Inc.	2,000	4,323
Maruzen CHI Holdings Co., Ltd.*	600	2,180
Maruzen Showa Unyu Co., Ltd.	4,000	14,987
Maspro Denkoh Corp.	800	10,984
Matsuda Sangyo Co., Ltd.	800	12,122
Matsui Construction Co., Ltd.	1,000	4,283
Matsui Securities Co., Ltd.	7,200	32,379
Matsumotokiyoshi Holdings Co., Ltd.	2,200	44,775
Matsuya Co., Ltd.*	2,200	14,125
Matsuya Foods Co., Ltd.	500	9,652
Max Co., Ltd.	2,000	25,921
Mazda Motor Corp.*	100,000	201,314
MEC Co., Ltd.	800	2,959
Medical System Network Co., Ltd.	100	1,030
Medipal Holdings Corp.	11,600	117,226
Megachips Corp.	1,100	15,505
Megane TOP Co., Ltd.	1,800	18,684
Megmilk Snow Brand Co., Ltd.	2,700	55,337
Meidensha Corp.	12,000	44,525
MEIJI Holdings Co., Ltd.	4,300	203,675
Meiji Shipping Co., Ltd.	1,100	3,241
Meiko Network Japan Co., Ltd.	900	8,671
Meitec Corp.	1,800	34,366
Meito Sangyo Co., Ltd.	600	7,937
Meito Transportation Co., Ltd.	400	3,292
Meiwa Corp.	900	2,635
Meiwa Estate Co., Ltd.	700	3,320
Melco Holdings, Inc.	600	18,663
Michinoku Bank Ltd.	6,000	13,011
Mie Bank Ltd.	5,000	12,987
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	14,557
Milbon Co., Ltd.	600	18,755
Mimasu Semiconductor Industry Co., Ltd.	1,000	9,325
Minato Bank Ltd.	12,000	22,810
Minebea Co., Ltd.	19,000	63,763
Ministop Co., Ltd.	900	16,925
Miraca Holdings, Inc.	3,200	140,675
Mirait Holdings Corp.	3,600	28,533
MISUMI Group, Inc.	5,400	119,832
Miswa Homes Co., Ltd.*	1,600	10,591
Mitachi Co., Ltd.	200	1,082
Mito Securities Co., Ltd.	3,000	3,990
Mitsuba Corp.	2,000	16,215
Mitsubishi Chemical Holdings Corp.	77,500	524,366
Mitsubishi Corp.	95,710	1,949,103
Mitsubishi Electric Corp.	127,000	1,124,764
Mitsubishi Estate Co., Ltd.	87,000	1,408,023
Mitsubishi Gas Chemical Co., Inc.	20,000	122,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Heavy Industries Ltd.	213,000	$895,709
Mitsubishi Kakoki Kaisha Ltd.	3,000	6,097
Mitsubishi Logistics Corp.	8,000	86,115
Mitsubishi Materials Corp.	85,000	206,926
Mitsubishi Motors Corp.*	260,000	343,459
Mitsubishi Paper Mills Ltd.*	18,000	17,554
Mitsubishi Pencil Co., Ltd.	1,000	18,433
Mitsubishi Research Institute, Inc.	400	7,109
Mitsubishi Shokuhin Co., Ltd.	1,100	31,618
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	19,936
Mitsubishi Tanabe Pharma Corp.	11,200	207,623
Mitsubishi UFJ Financial Group, Inc.	925,900	4,161,522
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,930	156,967
Mitsuboshi Belting Co., Ltd.	3,000	16,879
Mitsui & Co., Ltd.	106,600	1,542,932
Mitsui Chemicals, Inc.	61,090	203,559
Mitsui Engineering & Shipbuilding Co., Ltd.	49,000	82,095
Mitsui Fudosan Co., Ltd.	58,000	917,977
Mitsui High-Tec, Inc.	1,400	6,785
Mitsui Home Co., Ltd.	1,000	5,193
Mitsui Matsushima Co., Ltd.	8,000	13,963
Mitsui Mining & Smelting Co., Ltd.	46,000	118,461
Mitsui O.S.K. Lines Ltd.	61,000	233,786
Mitsui Sugar Co., Ltd.	5,000	21,146
Mitsui-Soko Co., Ltd.	5,000	19,335
Mitsumi Electric Co., Ltd.	4,300	28,671
Mitsumura Printing Co., Ltd.	1,000	3,408
Mitsuuroko Co., Ltd.	1,900	12,762
Miura Co., Ltd.	2,000	58,474
Miyachi Corp.	600	5,243
Miyaji Engineering Group, Inc.*	4,000	4,029
Miyakoshi Corp.*†	300	895
Miyazaki Bank Ltd.	8,000	18,910
Miyoshi Oil & Fat Co., Ltd.	4,000	5,742
Mizuho Financial Group, Inc.	1,648,980	2,381,685
Mizuno Corp.	6,000	31,039
Mochida Pharmaceutical Co., Ltd.	5,000	57,171
Modec, Inc.	1,000	17,680
Monex Group, Inc.	70	10,823
MonotaRO Co., Ltd.	400	4,008
Mori Seiki Co., Ltd.	6,800	60,959
Morinaga & Co., Ltd.	13,000	32,499
Morinaga Milk Industry Co., Ltd.	11,000	48,602
Morita Holdings Corp.	2,000	11,863
Moritex Corp.*	200	815
Morozoff Ltd.	2,000	7,102
Mory Industries, Inc.	2,000	8,298
MOS Food Services, Inc.	1,600	32,638
Moshi Moshi Hotline, Inc.	1,600	15,613
Mr Max Corp.	1,200	4,901
MS&AD Insurance Group Holdings, Inc.	36,900	799,761
Murata Manufacturing Co., Ltd.	13,500	728,377
Musashi Seimitsu Industry Co., Ltd.	1,200	28,822
Musashino Bank Ltd.	1,900	67,876
Mutoh Holdings Co., Ltd.	1,000	1,649
Nabtesco Corp.	6,200	117,476
NAC Co., Ltd.	200	3,894
Nachi-Fujikoshi Corp.	12,000	58,317
Nagaileben Co., Ltd.	1,200	18,264
Nagano Bank Ltd.	4,000	9,185
Nagano Keiki Co., Ltd.	800	8,317
Nagase & Co., Ltd.	8,700	107,202
Nagatanien Co., Ltd.	1,000	11,494
Nagoya Railroad Co., Ltd.	55,000	160,227
Naigai Co., Ltd.*	3,000	1,413
Nakabayashi Co., Ltd.	2,000	4,905
Nakamuraya Co., Ltd.	3,000	16,331
Nakano Corp.	1,000	2,477
Nakayama Steel Works Ltd.*	6,000	6,765
Nakayamafuku Co., Ltd.	700	5,371
Nakayo Telecommunications, Inc.	1,000	2,373
Namco Bandai Holdings, Inc.	15,200	205,346
Nankai Electric Railway Co., Ltd.	33,000	144,875
Nanto Bank Ltd.	11,000	65,753
Natori Co., Ltd.	600	6,577
NEC Capital Solutions Ltd.	300	4,048
NEC Corp.*	163,000	331,115
NEC Fielding Ltd.	1,000	12,689
NEC Mobiling Ltd.	400	14,403
NEC Networks & System Integration Corp.	1,100	17,250
NET One Systems Co., Ltd.	30	78,831
Neturen Co., Ltd.	1,700	14,396
Nexyz Corp.*	50	1,279
NGK Insulators Ltd.	16,000	240,957
NGK Spark Plug Co., Ltd.	11,000	148,923
NHK Spring Co., Ltd.	9,000	79,390
Nice Holdings, Inc.	5,000	10,880
Nichia Steel Works Ltd.	1,000	2,606
Nichias Corp.	6,000	34,852
Nichiban Co., Ltd.	1,000	3,563
Nichicon Corp.	3,900	46,973
Nichiden Corp.	500	17,473
Nichiha Corp.	1,200	13,447
Nichii Gakkan Co.	2,200	24,833
Nichi-iko Pharmaceutical Co., Ltd.	1,400	37,221
Nichimo Co., Ltd.*	1,000	1,737
Nichirei Corp.	15,000	69,165
Nichireki Co., Ltd.	1,000	5,258
Nidec Copal Corp.	900	10,329
Nidec Copal Electronics Corp.	1,200	8,703
Nidec Corp.	6,100	490,710
Nidec Sankyo Corp.	2,000	11,777
Nidec-Tosok Corp.	700	8,642
Nifco, Inc.	2,400	61,512
Nihon Chouzai Co., Ltd.	150	5,566
Nihon Dempa Kogyo Co., Ltd.	900	10,023
Nihon Eslead Corp.	500	4,210
Nihon Kohden Corp.	2,200	59,159
Nihon Nohyaku Co., Ltd.	2,000	9,516
Nihon Parkerizing Co., Ltd.	3,000	42,359
Nihon Tokushu Toryo Co., Ltd.	1,000	4,225
Nihon Trim Co., Ltd.	100	2,489
Nihon Unisys Ltd.	3,300	18,487
Nihon Yamamura Glass Co., Ltd.	5,000	13,530
Nikkato Corp.	400	2,558
Nikkiso Co., Ltd.	4,000	35,409
Nikko Co., Ltd.	1,000	3,856
Nikon Corp.	22,400	526,349
Nintendo Co., Ltd.	7,200	1,048,739
Nippo Corp.	3,000	26,365
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	15,495
Nippon Carbide Industries Co., Inc.	3,000	4,253
Nippon Carbon Co., Ltd.	6,000	18,851
Nippon Ceramic Co., Ltd.	800	15,721
Nippon Chemical Industrial Co., Ltd.	4,000	7,480
Nippon Chemi-Con Corp.	7,000	25,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Chemiphar Co., Ltd.	1,000	$4,082
Nippon Chutetsukan KK	1,000	1,977
Nippon Coke & Engineering Co., Ltd.	10,000	12,957
Nippon Columbia Co., Ltd.*	10,000	3,441
Nippon Concrete Industries Co., Ltd.	1,000	2,212
Nippon Conveyor Co., Ltd.	3,000	2,812
Nippon Denko Co., Ltd.	5,000	26,384
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,364
Nippon Denwa Shisetsu Co., Ltd.	2,000	6,845
Nippon Electric Glass Co., Ltd.	28,000	253,683
Nippon Express Co., Ltd.	51,000	217,215
Nippon Felt Co., Ltd.	700	3,517
Nippon Filcon Co., Ltd.	900	4,990
Nippon Fine Chemical Co., Ltd.	1,000	6,738
Nippon Flour Mills Co., Ltd.	8,000	38,875
Nippon Formula Feed Manufacturing Co., Ltd.*	4,000	5,681
Nippon Gas Co., Ltd.	1,100	21,159
Nippon Hume Corp.	1,000	3,876
Nippon Kanzai Co., Ltd.	400	7,694
Nippon Kasei Chemical Co., Ltd.	2,000	4,041
Nippon Kayaku Co., Ltd.	9,000	92,745
Nippon Kinzoku Co., Ltd.*	3,000	5,516
Nippon Koei Co., Ltd.	4,000	14,560
Nippon Konpo Unyu Soko Co., Ltd.	3,000	37,220
Nippon Koshuha Steel Co., Ltd.	5,000	5,813
Nippon Kucho Service Co., Ltd.	300	2,818
Nippon Light Metal Co., Ltd.	29,000	47,574
Nippon Meat Packers, Inc.	10,000	129,893
Nippon Metal Industry Co., Ltd.*	9,000	8,605
Nippon Paint Co., Ltd.	11,000	88,468
Nippon Paper Group, Inc.	6,300	167,505
Nippon Parking Development Co., Ltd.	130	6,182
Nippon Pillar Packing Co., Ltd.	1,000	6,094
Nippon Piston Ring Co., Ltd.*	4,000	8,203
Nippon Road Co., Ltd.	4,000	10,703
Nippon Seisen Co., Ltd.	1,000	4,730
Nippon Sharyo Ltd.	4,000	17,056
Nippon Sheet Glass Co., Ltd.	57,000	127,310
Nippon Shinyaku Co., Ltd.	5,000	64,308
Nippon Shokubai Co., Ltd.	11,000	136,295
Nippon Signal Co., Ltd.	2,800	21,835
Nippon Soda Co., Ltd.	7,000	31,572
Nippon Steel Corp.	338,000	967,496
Nippon Steel Trading Co., Ltd.	2,000	5,613
Nippon Suisan Kaisha Ltd.	16,000	60,390
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	15,617
Nippon Systemware Co., Ltd.	400	1,524
Nippon Telegraph & Telephone Corp.	45,310	2,177,631
Nippon Television Network Corp.	1,140	164,573
Nippon Thompson Co., Ltd.	4,000	23,966
Nippon Valqua Industries Ltd.	5,000	13,385
Nippon Yakin Kogyo Co., Ltd.*	6,500	10,840
Nippon Yusen KK	105,000	283,460
Nippon Yusoki Co., Ltd.	1,000	2,756
Nipro Corp.	4,800	45,238
Nishimatsu Construction Co., Ltd.	18,000	28,075
Nishimatsuya Chain Co., Ltd.	2,600	20,883
Nishi-Nippon City Bank Ltd.	53,000	162,798
Nishi-Nippon Railroad Co., Ltd.	16,000	75,651
Nissan Chemical Industries Ltd.	9,200	85,962
Nissan Motor Co., Ltd.	157,920	1,395,579
Nissan Shatai Co., Ltd.	4,000	32,697
Nissan Tokyo Sales Holdings Co., Ltd.*	1,000	1,390
Nissei Build Kogyo Co., Ltd.	4,000	5,409
Nissei Plastic Industrial Co., Ltd.	1,000	3,178
Nissen Holdings Co., Ltd.	2,400	15,858
Nissha Printing Co., Ltd.	2,200	25,277
Nisshin Fudosan Co., Ltd.	700	3,602
Nisshin Oillio Group Ltd.	6,000	28,752
Nisshin Seifun Group, Inc.	13,000	169,607
Nisshin Steel Co., Ltd.	64,000	114,359
Nisshinbo Holdings, Inc.	8,000	69,552
Nissin Corp.	4,000	9,969
Nissin Electric Co., Ltd.	2,000	14,936
Nissin Foods Holdings Co., Ltd.	4,900	197,431
Nissin Kogyo Co., Ltd.	2,500	37,280
Nissui Pharmaceutical Co., Ltd.	500	4,491
Nitori Holdings Co., Ltd.	2,250	226,372
Nitta Corp.	1,100	23,454
Nittetsu Mining Co., Ltd.	3,000	12,359
Nitto Boseki Co., Ltd.	10,000	30,565
Nitto Denko Corp.	11,320	445,930
Nitto Fuji Flour Milling Co., Ltd.	1,000	4,180
Nitto Kogyo Corp.	1,800	24,346
Nitto Kohki Co., Ltd.	700	17,093
Nitto Seiko Co., Ltd.	1,000	2,638
Nitto Seimo Co., Ltd.*	1,000	1,229
Nittoc Construction Co., Ltd.	3,000	3,398
NKSJ Holdings, Inc.	26,250	579,908
NOF Corp.	11,000	57,552
Nohmi Bosai Ltd.	1,000	6,573
NOK Corp.	6,000	107,889
Nomura Co., Ltd.	2,000	6,381
Nomura Holdings, Inc.	257,800	939,400
Nomura Real Estate Holdings, Inc.	5,100	76,918
Nomura Research Institute Ltd.	7,200	163,662
Noritake Co., Ltd.	6,000	21,230
Noritsu Koki Co., Ltd.*	1,100	5,432
Noritz Corp.	2,300	52,557
NS Solutions Corp.	1,000	22,772
NS United Kaiun Kaisha Ltd.	4,000	5,726
NSD Co., Ltd.	2,300	18,789
NSK Ltd.	29,000	212,857
NTN Corp.	30,000	140,631
NTT Data Corp.	91	280,761
NTT DoCoMo, Inc.	1,000	1,822,900
NTT Urban Development Corp.	90	65,333
Obara Corp.	800	9,571
Obayashi Corp.	42,000	208,160
Obayashi Road Corp.	1,000	2,534
OBIC Business Consultants Ltd.	300	17,263
Obic Co., Ltd.	420	81,090
Odakyu Electric Railway Co., Ltd.	42,000	399,091
Oenon Holdings, Inc.	3,000	7,226
Ogaki Kyoritsu Bank Ltd.	16,000	55,296
Ohara, Inc.	400	3,640
Ohashi Technica, Inc.	600	4,777
OIE Sangyo Co., Ltd.	300	3,402
Oiles Corp.	1,300	25,531
Oita Bank Ltd.	7,000	23,408
OIZUMI Corp.	400	1,731
OJI Paper Co., Ltd.	57,000	312,885
Okabe Co., Ltd.	2,700	13,782
Okamoto Industries, Inc.	4,000	16,884
Okamura Corp.	4,000	29,950
Okasan Securities Group, Inc.	10,000	33,620
Okaya Electric Industries Co., Ltd.	600	2,823
OKI Electric Cable Co., Ltd.	1,000	1,943
Oki Electric Industry Co., Ltd.*	45,000	40,696
Okinawa Electric Power Co., Inc.	700	31,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
OKK Corp.*	4,000	$4,463
OKUMA Corp.	8,000	48,608
Okumura Corp.	13,000	50,720
Okura Industrial Co., Ltd.	3,000	11,368
Okuwa Co., Ltd.	1,000	15,455
Olympic Corp.	800	6,493
Olympus Corp.	15,300	472,295
Omron Corp.	14,800	289,877
Ono Pharmaceutical Co., Ltd.	6,800	404,920
ONO Sokki Co., Ltd.*	1,000	2,726
Onoken Co., Ltd.	1,000	9,155
Onward Holdings Co., Ltd.	8,000	63,326
Optex Co., Ltd.	800	10,537
Oracle Corp. Japan	1,900	66,831
Organo Corp.	2,000	15,439
Oriental Land Co., Ltd.	3,400	362,817
Origin Electric Co., Ltd.	1,000	3,817
ORIX Corp.	6,560	511,220
Osaka Gas Co., Ltd.	120,000	498,806
Osaka Securities Finance Co., Ltd.	1,400	2,478
Osaka Steel Co., Ltd.	800	14,452
OSAKA Titanium Technologies Co.	1,900	78,741
Osaki Electric Co., Ltd.	1,000	9,804
OSG Corp.	5,700	68,574
Otsuka Corp.	900	61,965
Otsuka Holdings Co., Ltd.	27,900	763,013
Oyo Corp.	1,200	12,501
P.S. Mitsubishi Construction Co., Ltd.	800	2,690
Pacific Industrial Co., Ltd.	2,000	11,271
Pacific Metals Co., Ltd.	9,000	51,629
Pack Corp.	900	14,726
Pal Co., Ltd.	350	12,315
Paltac Corp.	700	12,986
PanaHome Corp.	4,000	27,239
Panasonic Corp.	143,985	1,391,639
Panasonic Electric Works Information Systems Co., Ltd.	200	5,598
Panasonic Electric Works SUNX Co., Ltd.	1,000	6,040
Paramount Bed Holdings Co., Ltd.*†	900	24,609
Parco Co., Ltd.	3,100	24,165
Paris Miki Holdings, Inc.	1,500	14,068
Park24 Co., Ltd.	5,700	70,305
Pasco Corp.	1,000	3,294
Pasona Group, Inc.	10	10,125
Pegasus Sewing Machine Manufacturing Co., Ltd.*	1,200	3,304
Penta-Ocean Construction Co., Ltd.	17,000	49,320
PGM Holdings KK	30	15,311
PIA Corp.*	300	3,199
Pigeon Corp.	800	32,801
Pilot Corp.	10	21,138
Piolax, Inc.	500	11,673
Pioneer Corp.*	17,600	73,715
Pixela Corp.*	500	1,329
Plenus Co., Ltd.	1,500	24,327
Pocket Card Co., Ltd.	1,100	4,011
Point, Inc.	1,030	51,895
Pola Orbis Holdings, Inc.	1,100	32,445
Poplar Co., Ltd.	300	1,735
Press Kogyo Co., Ltd.	5,000	22,308
Prima Meat Packers Ltd.	7,000	8,808
Promise Co., Ltd.*	6,200	51,925
Pronexus, Inc.	1,300	6,698
Raito Kogyo Co., Ltd.	2,900	11,974
Rasa Corp.	500	2,165
Rasa Industries Ltd.*	4,000	6,563
Renaissance, Inc.	500	2,439
Renesas Electronics Corp.*	3,200	21,237
Rengo Co., Ltd.	10,000	76,495
Renown, Inc.*	2,500	5,355
Resona Holdings, Inc.	70,100	331,902
Resort Solution Co., Ltd.	1,000	1,871
Resorttrust, Inc.	1,900	32,197
Rheon Automatic Machinery Co., Ltd.	1,000	2,354
Rhythm Watch Co., Ltd.	6,000	8,510
Ricoh Co., Ltd.	38,000	317,907
Ricoh Leasing Co., Ltd.	800	17,783
Right On Co., Ltd.	900	5,443
Riken Corp.	4,000	16,618
Riken Keiki Co., Ltd.	1,000	7,767
Riken Technos Corp.	2,000	6,865
Ringer Hut Co., Ltd.	900	12,786
Rinnai Corp.	2,100	175,526
Riso Kagaku Corp.	900	16,164
Riso Kyoiku Co., Ltd.	130	8,144
Rock Field Co., Ltd.	600	10,109
Rohm Co., Ltd.	6,300	327,437
Rohto Pharmaceutical Co., Ltd.	8,000	104,197
Roland Corp.	1,100	8,296
Roland DG Corp.	500	5,348
Round One Corp.	3,300	23,842
Royal Holdings Co., Ltd.	1,800	20,680
Ryobi Ltd.	7,000	31,861
Ryoden Trading Co., Ltd.	1,000	6,051
Ryohin Keikaku Co., Ltd.	1,400	77,357
Ryosan Co., Ltd.	1,900	41,917
Ryoyo Electro Corp.	1,600	15,133
S Foods, Inc.	500	4,063
S.T. Corp.	600	8,082
Sagami Chain Co., Ltd.*	1,000	6,318
Saibu Gas Co., Ltd.	13,000	35,110
Saizeriya Co., Ltd.	1,600	28,910
Sakai Chemical Industry Co., Ltd.	4,000	17,910
Sakai Heavy Industries Ltd.	2,000	3,736
Sakai Moving Service Co., Ltd.	200	4,473
Sakai Ovex Co., Ltd.*	3,000	4,163
Sakata INX Corp.	2,000	9,350
Sakata Seed Corp.	2,000	30,790
Sakurada Co., Ltd.*	11,000	2,285
Sala Corp.	1,000	6,503
San Holdings, Inc.	200	3,409
San-A Co., Ltd.	400	16,457
San-Ai Oil Co., Ltd.	2,000	9,699
Sanden Corp.	7,000	24,329
Sangetsu Co., Ltd.	2,100	55,863
San-In Godo Bank Ltd.	7,000	53,974
Sanix, Inc.*	1,800	5,736
Sankei Building Co., Ltd.	2,300	11,184
Sanken Electric Co., Ltd.	7,000	26,594
Sanki Engineering Co., Ltd.	3,000	16,724
Sanko Metal Industrial Co., Ltd.	1,000	3,259
Sankyo Co., Ltd.	3,800	205,002
Sankyo Seiko Co., Ltd.	2,000	6,875
Sankyo-Tateyama Holdings, Inc.*	17,000	22,208
Sankyu, Inc.	15,000	70,476
Sanoh Industrial Co., Ltd.	1,400	13,377
Sanrio Co., Ltd.	3,800	177,887
Sanritsu Corp.	300	2,144
Sanshin Electronics Co., Ltd.	1,500	12,994
Sansui Electric Co., Ltd.*	78,000	2,023
Santen Pharmaceutical Co., Ltd.	4,100	171,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sanwa Holdings Corp.	12,000	$39,317
Sanyo Chemical Industries Ltd.	3,000	23,214
Sanyo Housing Nagoya Co., Ltd.	10	9,593
Sanyo Industries Ltd.	1,000	1,859
Sanyo Shokai Ltd.	6,000	14,125
Sanyo Special Steel Co., Ltd.	6,000	33,587
Sapporo Hokuyo Holdings, Inc.	18,400	65,071
Sapporo Holdings Ltd.	19,000	70,614
Sasebo Heavy Industries Co., Ltd.	8,000	13,122
Sata Construction Co., Ltd.*	4,000	3,245
Sato Holding Corp.	1,200	15,705
Sato Shoji Corp.	1,000	6,155
Satori Electric Co., Ltd.	900	5,736
Sawai Pharmaceutical Co., Ltd.	900	96,944
SAXA Holdings, Inc.	3,000	5,185
SBI Holdings, Inc.	1,482	128,017
Scroll Corp.	1,700	5,676
Secom Co., Ltd.	13,700	658,678
Sega Sammy Holdings, Inc.	12,900	301,296
Seibu Electric Industry Co., Ltd.	1,000	4,529
Seika Corp.	4,000	11,441
Seikagaku Corp.	2,400	28,045
Seikitokyu Kogyo Co., Ltd.*	3,000	1,754
Seiko Epson Corp.	8,800	111,518
Seiko Holdings Corp.	6,000	15,443
Seino Holdings Co., Ltd.	13,000	105,544
Seiren Co., Ltd.	3,200	22,356
Sekisui Chemical Co., Ltd.	28,000	235,008
Sekisui House Ltd.	42,000	395,852
Sekisui Jushi Corp.	1,000	10,476
Sekisui Plastics Co., Ltd.	2,000	8,733
Senko Co., Ltd.	4,000	16,038
Senshu Ikeda Holdings, Inc.	34,400	56,442
Senshukai Co., Ltd.	2,200	16,542
Seven & I Holdings Co., Ltd.	50,700	1,423,253
Sharp Corp.	55,000	461,781
Shibaura Mechatronics Corp.	2,000	5,766
Shibusawa Warehouse Co., Ltd.	3,000	9,547
Shibuya Kogyo Co., Ltd.	700	7,302
Shiga Bank Ltd.	11,000	75,639
Shikibo Ltd.	7,000	7,988
Shikoku Bank Ltd.	8,000	32,875
Shikoku Chemicals Corp.	1,000	5,907
Shikoku Electric Power Co., Inc.	12,700	349,332
Shima Seiki Manufacturing Ltd.	1,600	29,480
Shimachu Co., Ltd.	2,300	55,211
Shimadzu Corp.	18,000	151,612
Shimamura Co., Ltd.	1,200	125,767
Shimano, Inc.	5,300	280,277
Shimizu Bank Ltd.	400	17,832
Shimizu Corp.	40,000	176,298
Shimojima Co., Ltd.	800	11,539
Shin Nippon Air Technologies Co., Ltd.	900	4,775
Shin Nippon Biomedical Laboratories Ltd.	700	2,072
Shinagawa Refractories Co., Ltd.	3,000	8,203
Shindengen Electric Manufacturing Co., Ltd.	4,000	16,576
Shin-Etsu Chemical Co., Ltd.	21,900	1,073,772
Shin-Etsu Polymer Co., Ltd.	2,500	13,464
Shingakukai Co., Ltd.	600	2,195
Shinkawa Ltd.	900	5,004
Shin-Keisei Electric Railway Co., Ltd.	1,000	4,560
Shinko Electric Industries Co., Ltd.	3,100	22,021
Shinko Plantech Co., Ltd.	2,600	24,318
Shinko Shoji Co., Ltd.	1,100	8,862
Shinmaywa Industries Ltd.	5,000	18,541
Shinnihon Corp.	1,600	4,296
Shinsei Bank Ltd.	98,000	110,040
Shinsho Corp.	3,000	7,553
Shinwa Co., Ltd.	600	6,953
Shinyei Kaisha*	1,000	1,770
Shionogi & Co., Ltd.	19,000	281,199
Ship Healthcare Holdings, Inc.	1,500	37,019
Shiroki Corp.	2,000	6,398
Shiseido Co., Ltd.	21,400	414,467
Shizuoka Bank Ltd.	39,000	408,076
Shizuoka Gas Co., Ltd.	3,000	20,218
Sho-Bond Holdings Co., Ltd.	1,200	28,887
Shobunsha Publications, Inc.	700	5,296
Shochiku Co., Ltd.	7,000	65,951
Shoei Co., Ltd.	2,200	17,357
Shoko Co., Ltd.	4,000	5,888
Showa Corp.*	2,600	15,350
Showa Denko KK	90,000	177,202
Showa Sangyo Co., Ltd.	5,000	16,190
Showa Shell Sekiyu KK	14,600	104,024
Shuei Yobiko Co., Ltd.	200	799
Siix Corp.	700	9,093
Simplex Holdings, Inc.	20	6,676
Sinanen Co., Ltd.	2,000	9,253
Sinfonia Technology Co., Ltd.	7,000	18,373
Sintokogio Ltd.	2,600	25,358
SK Japan Co., Ltd.	200	631
Sky Perfect JSAT Holdings, Inc.	90	46,778
SMC Corp.	4,000	584,102
SMK Corp.	3,000	11,132
SNT Corp.	1,200	4,980
Soda Nikka Co., Ltd.	1,000	4,582
Softbank Corp.	55,400	1,621,719
Softbank Technology Corp.	200	1,622
Softbrain Co., Ltd.*	20	1,902
Sogo Medical Co., Ltd.	200	7,339
Sohgo Security Services Co., Ltd.	4,700	52,715
Sojitz Corp.	85,200	155,681
So-net Entertainment Corp.	10	41,908
Sony Corp.	69,500	1,333,796
Sony Financial Holdings, Inc.	12,300	186,011
Soshin Electric Co., Ltd.	600	2,925
Sotetsu Holdings, Inc.	19,000	63,505
SPK Corp.	200	3,490
Square Enix Holdings Co., Ltd.	4,000	71,885
SRA Holdings, Inc.	600	6,098
SRI Sports Ltd.	1,000	11,119
St. Marc Holdings Co., Ltd.	400	15,968
Stanley Electric Co., Ltd.	8,600	129,901
Star Micronics Co., Ltd.	2,300	22,577
Starzen Co., Ltd.	4,000	12,602
Stella Chemifa Corp.	500	13,816
Studio Alice Co., Ltd.	500	10,113
Sugi Holdings Co., Ltd.	1,900	53,259
Sugimoto & Co., Ltd.	600	5,971
Sumco Corp.*	8,000	74,757
Sumida Corp.	700	6,164
Sumikin Bussan Corp.	5,000	11,277
Suminoe Textile Co., Ltd.	3,000	5,223
Sumiseki Holdings, Inc.*	3,800	3,530
Sumisho Computer Systems Corp.	2,232	35,579
Sumitomo Bakelite Co., Ltd.	12,000	63,849
Sumitomo Chemical Co., Ltd.	93,000	357,688
Sumitomo Corp.	67,680	836,822
Sumitomo Densetsu Co., Ltd.	900	4,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Electric Industries Ltd.	46,700	$546,441
Sumitomo Forestry Co., Ltd.	9,500	82,696
Sumitomo Heavy Industries Ltd.	34,000	174,357
Sumitomo Light Metal Industries Ltd.*	21,000	18,513
Sumitomo Metal Industries Ltd.	242,000	501,146
Sumitomo Metal Mining Co., Ltd.	39,000	516,946
Sumitomo Mitsui Construction Co., Ltd.*	7,600	5,044
Sumitomo Mitsui Financial Group, Inc.	92,750	2,617,600
Sumitomo Mitsui Trust Holdings, Inc.	236,410	781,526
Sumitomo Osaka Cement Co., Ltd.	24,000	80,568
Sumitomo Pipe & Tube Co., Ltd.	800	4,804
Sumitomo Precision Products Co., Ltd.	2,000	13,348
Sumitomo Real Estate Sales Co., Ltd.	440	18,521
Sumitomo Realty & Development Co., Ltd.	30,000	576,471
Sumitomo Rubber Industries Ltd.	9,100	116,426
Sumitomo Seika Chemicals Co., Ltd.	2,000	9,325
Sumitomo Warehouse Co., Ltd.	9,000	41,472
Sun Frontier Fudousan Co., Ltd.*	10	1,022
Sundrug Co., Ltd.	2,300	72,046
Sun-Wa Technos Corp.	600	5,457
Suruga Bank Ltd.	13,000	126,404
Suzuden Corp.	300	2,057
Suzuken Co., Ltd.	5,100	136,888
Suzuki Motor Corp.	25,700	565,339
Suzutan Co., Ltd.*	300	409
SWCC Showa Holdings Co., Ltd.*	15,000	14,757
SxL Corp.*	6,000	8,061
Sysmex Corp.	4,400	158,048
Systena Corp.	10	8,182
T Hasegawa Co., Ltd.	1,600	26,890
T&D Holdings, Inc.	46,300	435,771
T.RAD Co., Ltd.	4,000	15,136
Tac Co., Ltd.	700	1,783
Tachibana Eletech Co., Ltd.	700	6,107
Tachi-S Co., Ltd.	1,600	28,134
Tact Home Co., Ltd.	10	8,881
Tadano Ltd.	5,000	34,790
Taihei Dengyo Kaisha Ltd.	1,000	6,351
Taihei Kogyo Co., Ltd.	2,000	9,470
Taiheiyo Cement Corp.	59,000	107,714
Taiheiyo Kouhatsu, Inc.	4,000	3,379
Taiho Kogyo Co., Ltd.	800	7,837
Taikisha Ltd.	2,100	47,135
Taiko Pharmaceutical Co., Ltd.	400	4,307
Taisei Corp.	67,000	184,797
Taisei Lamick Co., Ltd.	300	9,415
Taisho Pharmaceutical Co., Ltd.†	10,000	245,559
Taiyo Holdings Co., Ltd.	900	24,920
Taiyo Nippon Sanso Corp.	17,000	118,131
Taiyo Yuden Co., Ltd.	7,000	50,941
Takachiho Koheki Co., Ltd.	500	5,696
Takada Kiko Co., Ltd.	1,000	2,262
Takamatsu Construction Group Co., Ltd.	1,000	17,902
Takano Co., Ltd.	400	2,628
Takaoka Electric Manufacturing Co., Ltd.	4,000	10,066
Taka-Q Co., Ltd.	500	886
Takara Holdings, Inc.	11,000	66,406
Takara Leben Co., Ltd.	1,100	4,846
Takara Printing Co., Ltd.	700	5,570
Takara Standard Co., Ltd.	5,000	41,407
Takasago International Corp.	4,000	19,481
Takasago Thermal Engineering Co., Ltd.	3,900	33,884
Takashima & Co., Ltd.	2,000	4,353
Takashimaya Co., Ltd.	16,000	116,390
Takata Corp.	1,900	43,131
Take And Give Needs Co., Ltd.	60	3,888
Takeda Pharmaceutical Co., Ltd.	48,000	2,279,036
Takihyo Co., Ltd.	1,000	5,747
Takiron Co., Ltd.	3,000	10,976
Takuma Co., Ltd.*	4,000	16,392
Tamron Co., Ltd.	1,200	37,756
Tamura Corp.	3,000	7,532
Tanaka Co., Ltd.	300	1,645
Tanseisha Co., Ltd.	1,000	2,845
TASAKI & Co., Ltd.*	2,000	1,359
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	10,147
Taya Co., Ltd.	200	1,698
Tayca Corp.	2,000	8,497
TBK Co., Ltd.	1,000	4,390
TDC Software Engineering, Inc.	200	1,914
TDK Corp.	7,200	250,558
Teac Corp.*	6,000	2,307
Tecmo Koei Holdings Co., Ltd.	2,400	22,918
Teijin Ltd.	51,000	182,881
Teikoku Electric Manufacturing Co., Ltd.	400	9,478
Teikoku Sen-I Co., Ltd.	1,000	6,465
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,672
Tekken Corp.	8,000	8,709
Temp Holdings Co., Ltd.	1,700	15,707
Ten Allied Co., Ltd.*	800	2,829
Tenma Corp.	1,100	9,923
Terumo Corp.	9,700	504,510
T-Gaia Corp.	10	21,803
THK Co., Ltd.	8,500	141,810
Tigers Polymer Corp.	600	2,707
Titan Kogyo KK	1,000	5,030
TKC Corp.	900	18,797
Toa Corp.	1,000	6,043
Toa Corp. (Tokyo Stock Exchange)	11,000	19,296
Toa Road Corp.	2,000	3,789
Toabo Corp.	4,000	2,621
Toagosei Co., Ltd.	13,000	63,535
Tobishima Corp.*	8,000	8,508
Tobu Railway Co., Ltd.	65,000	306,269
Tobu Store Co., Ltd.	1,000	3,388
TOC Co., Ltd.	4,700	22,581
Tocalo Co., Ltd.	600	11,643
Tochigi Bank Ltd.	6,000	23,230
Toda Corp.	14,000	54,877
Toda Kogyo Corp.	1,000	7,932
Toei Co., Ltd.	5,000	24,542
Toenec Corp.	1,000	5,982
Toho Bank Ltd.	10,000	27,742
Toho Co., Ltd.	2,000	8,179
Toho Co., Ltd. (Tokyo Stock Exchange)	10,200	178,136
Toho Gas Co., Ltd.	32,000	210,081
Toho Holdings Co., Ltd.	3,700	45,321
Toho Real Estate Co., Ltd.	1,200	6,402
Toho Titanium Co., Ltd.	2,100	34,824
Toho Zinc Co., Ltd.	7,000	25,951
Tohoku Bank Ltd.	6,000	10,267
Tohoku Electric Power Co., Inc.	31,400	434,674
Tohpe Corp.*	1,000	880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tohto Suisan Co., Ltd.	2,000	$3,245
Tokai Carbon Co., Ltd.	12,000	59,525
TOKAI Holdings Corp.	2,000	10,675
Tokai Kanko Co., Ltd.*	5,000	1,288
Tokai Rika Co., Ltd.	2,900	52,178
Tokai Rubber Industries Ltd.	2,000	27,718
Tokai Senko KK	1,000	1,078
Tokai Tokyo Financial Holdings, Inc.	14,000	42,496
Token Corp.	520	20,593
Tokio Marine Holdings, Inc.	46,400	1,176,173
Toko, Inc.*	5,000	9,579
Tokushu Tokai Paper Co., Ltd.	8,000	15,890
Tokuyama Corp.	20,000	69,168
Tokyo Broadcasting System Holdings, Inc.	6,600	81,137
Tokyo Denpa Co., Ltd.	300	1,560
Tokyo Dome Corp.*	9,000	20,560
Tokyo Electric Power Co., Inc.*	90,500	277,681
Tokyo Electron Ltd.	9,900	448,459
Tokyo Energy & Systems, Inc.	1,000	4,712
Tokyo Gas Co., Ltd.	151,000	703,364
Tokyo Individualized Educational Institute, Inc.	900	1,466
TOKYO KEIKI, Inc.	4,000	6,226
Tokyo Kikai Seisakusho Ltd.*	3,000	2,104
Tokyo Ohka Kogyo Co., Ltd.	2,300	46,326
Tokyo Rakutenchi Co., Ltd.	2,000	7,135
Tokyo Rope Manufacturing Co., Ltd.	8,000	17,213
Tokyo Sangyo Co., Ltd.	1,000	3,320
Tokyo Seimitsu Co., Ltd.	2,300	39,807
Tokyo Steel Manufacturing Co., Ltd.	7,100	67,358
Tokyo Tatemono Co., Ltd.	25,000	75,902
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	899
Tokyo Tekko Co., Ltd.	2,000	5,667
Tokyo Theatres Co., Inc.	4,000	5,930
Tokyo Tomin Bank Ltd.	2,300	29,945
Tokyotokeiba Co., Ltd.	8,000	11,229
Tokyu Community Corp.	300	10,007
Tokyu Construction Co., Ltd.	4,940	14,921
Tokyu Corp.	71,000	356,464
Tokyu Land Corp.	26,000	93,373
Tokyu Livable, Inc.	1,300	11,595
Toli Corp.	3,000	5,724
Tomato Bank Ltd.	4,000	7,371
Tomen Devices Corp.	100	2,446
Tomen Electronics Corp.	500	6,065
Tomoe Corp.	1,800	6,571
Tomoe Engineering Co., Ltd.	400	7,509
Tomoegawa Co., Ltd.	2,000	4,587
Tomoku Co., Ltd.	4,000	11,787
TOMONY Holdings, Inc.	9,400	42,396
Tomy Co., Ltd.	3,700	28,805
Tonami Holdings Co., Ltd.	2,000	4,432
TonenGeneral Sekiyu KK	20,000	229,369
Top Culture Co., Ltd.	400	2,011
Topcon Corp.	2,800	13,821
Toppan Forms Co., Ltd.	2,600	20,757
Toppan Printing Co., Ltd.	36,000	262,303
Topre Corp.	2,500	24,702
Topy Industries Ltd.	10,000	23,971
Toray Industries, Inc.	103,000	721,810
Torigoe Co., Ltd.	1,200	11,288
Torii Pharmaceutical Co., Ltd.	800	16,450
Torishima Pump Manufacturing Co., Ltd.	1,500	21,033
Tose Co., Ltd.	300	1,936
Toshiba Corp.	250,000	1,019,433
Toshiba Machine Co., Ltd.	7,000	29,151
Toshiba Plant Systems & Services Corp.	2,000	19,781
Toshiba TEC Corp.	7,000	26,184
Tosho Printing Co., Ltd.	1,000	2,044
Tosoh Corp.	34,000	106,231
Totetsu Kogyo Co., Ltd.	1,000	8,351
TOTO Ltd.	18,000	159,016
Totoku Electric Co., Ltd.*	1,000	1,044
Tottori Bank Ltd.	3,000	6,784
Touei Housing Corp.	900	9,300
Toukei Computer Co., Ltd.	200	2,866
Tow Co., Ltd.	300	1,742
Towa Bank Ltd.	13,000	16,543
Towa Corp.	1,200	5,174
Towa Pharmaceutical Co., Ltd.	600	27,546
Toyo Construction Co., Ltd.	18,000	18,610
Toyo Corp.	1,600	18,112
Toyo Electric Manufacturing Co., Ltd.	2,000	10,046
Toyo Engineering Corp.	8,000	26,556
Toyo Ink Manufacturing Co., Ltd.	11,000	43,351
Toyo Kanetsu KK	6,000	11,962
Toyo Kohan Co., Ltd.	3,000	12,797
Toyo Logistics Co., Ltd.	1,000	2,278
Toyo Machinery & Metal Co., Ltd.	1,000	2,483
Toyo Securities Co., Ltd.	4,000	5,874
Toyo Seikan Kaisha Ltd.	9,500	143,876
Toyo Shutter Co., Ltd.*	200	828
Toyo Sugar Refining Co., Ltd.	2,000	2,413
Toyo Suisan Kaisha Ltd.	5,000	137,017
Toyo Tanso Co., Ltd.	700	29,039
Toyo Tire & Rubber Co., Ltd.	10,000	24,952
Toyo Wharf & Warehouse Co., Ltd.	3,000	5,306
Toyobo Co., Ltd.	68,000	99,271
Toyoda Gosei Co., Ltd.	3,500	66,233
Toyota Auto Body Co., Ltd.	2,200	34,112
Toyota Boshoku Corp.	4,300	61,519
Toyota Industries Corp.	11,700	340,305
Toyota Motor Corp.	160,500	5,486,602
Toyota Tsusho Corp.	14,200	242,632
TPR Co., Ltd.	1,500	18,078
Transcosmos, Inc.	1,600	19,259
Trend Micro, Inc.	5,800	181,040
Trusco Nakayama Corp.	1,500	30,802
TS Tech Co., Ltd.	2,300	33,545
TSI Holdings Co., Ltd.*	4,825	27,814
Tsubakimoto Chain Co.	6,000	31,205
Tsubakimoto Kogyo Co., Ltd.	1,000	2,687
Tsudakoma Corp.*	3,000	5,666
Tsugami Corp.	3,000	11,755
Tsukamoto Corp. Co., Ltd.*	2,000	2,085
Tsukishima Kikai Co., Ltd.	2,000	17,261
Tsukuba Bank Ltd.	5,400	20,067
Tsumura & Co.	3,700	117,912
Tsuruha Holdings, Inc.	1,100	60,995
Tsutsumi Jewelry Co., Ltd.	500	12,149
TV Asahi Corp.	30	48,616
Tv Tokyo Holdings Corp.	500	7,355
TYK Corp.	1,000	2,216
Ube Industries Ltd.	56,000	185,675
Uchida Yoko Co., Ltd.	2,000	5,343
Ueki Corp.	1,000	2,178
UKC Holdings Corp.	700	7,429
Ulvac, Inc.	2,200	29,281
Unicafe, Inc.*	300	1,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Unicharm Corp.	7,200	$345,589
Uniden Corp.	3,000	10,848
Union Tool Co.	800	13,910
Unipres Corp.	1,600	43,079
United Arrows Ltd.	1,100	20,942
Unitika Ltd.*	29,000	17,076
UNY Co., Ltd.	9,900	92,129
U-Shin Ltd.	1,400	11,330
Ushio, Inc.	9,100	138,230
USS Co., Ltd.	1,780	151,407
Utoc Corp.	900	3,125
Valor Co., Ltd.	2,400	41,027
Vantec Corp.	10	17,488
Vital KSK Holdings, Inc.	2,300	20,126
Wacoal Holdings Corp.	10,000	127,744
Wacom Co., Ltd.	20	23,250
Wakachiku Construction Co., Ltd.*	7,000	9,734
Wakamoto Pharmaceutical Co., Ltd.*	1,000	3,356
Warabeya Nichiyo Co., Ltd.	700	9,267
Warehouse Co., Ltd.*	200	579
Watabe Wedding Corp.	300	2,415
WATAMI Co., Ltd.	1,400	34,487
Weathernews, Inc.	300	9,611
West Japan Railway Co.	11,800	506,037
Wood One Co., Ltd.	2,000	8,049
Xebio Co., Ltd.	1,400	35,553
Y.A.C. Co., Ltd.	500	4,092
Yachiyo Bank Ltd.	600	17,054
Yahagi Construction Co., Ltd.	1,700	9,316
Yahoo! Japan Corp.	917	284,894
Yaizu Suisankagaku Industry Co., Ltd.	600	5,969
Yakult Honsha Co., Ltd.	7,800	242,671
YAMABIKO Corp.	500	6,221
Yamada Denki Co., Ltd.	5,600	390,978
Yamagata Bank Ltd.	7,000	38,241
Yamaguchi Financial Group, Inc.	15,000	151,273
Yamaha Corp.	10,300	111,174
Yamaha Motor Co., Ltd.*	19,900	260,626
Yamaichi Electronics Co., Ltd.*	1,200	3,059
Yamanashi Chuo Bank Ltd.	7,000	32,144
Yamashita Medical Instruments Co., Ltd.	100	1,281
Yamatake Corp.	3,400	72,700
Yamatane Corp.	6,000	9,569
Yamato Corp.	1,000	4,309
Yamato Holdings Co., Ltd.	26,800	487,767
Yamato International, Inc.	700	3,051
Yamato Kogyo Co., Ltd.	3,900	102,011
Yamaura Corp.	500	1,378
Yamaya Corp.	100	1,007
Yamazaki Baking Co., Ltd.	11,000	166,992
Yamazawa Co., Ltd.	300	5,283
Yamazen Corp.	4,700	34,839
Yaoko Co., Ltd.	500	18,894
Yaskawa Electric Corp.	16,000	120,689
Yasuda Warehouse Co., Ltd.	1,000	6,363
Yellow Hat Ltd.	1,100	14,618
Yodogawa Steel Works Ltd.	9,000	41,236
Yokogawa Bridge Holdings Corp.	2,000	11,927
Yokogawa Electric Corp.*	12,400	116,864
Yokohama Reito Co., Ltd.	2,600	19,726
Yokohama Rubber Co., Ltd.	14,000	81,204
Yokowo Co., Ltd.	1,000	6,084
Yomeishu Seizo Co., Ltd.	1,000	9,843
Yomiuri Land Co., Ltd.	2,000	6,961
Yondenko Corp.	1,000	4,306
Yonekyu Corp.	1,000	7,801
Yorozu Corp.	700	18,024
Yoshinoya Holdings Co., Ltd.	30	38,957
Yuasa Trading Co., Ltd.	12,000	17,377
Yuken Kogyo Co., Ltd.	2,000	4,456
Yurtec Corp.	2,000	10,107
Yusen Logistics Co., Ltd.	900	11,907
Yushin Precision Equipment Co., Ltd.	600	11,310
Yushiro Chemical Industry Co., Ltd.	600	7,635
Zappallas, Inc.	10	10,188
Zenrin Co., Ltd.	1,700	16,761
Zensho Co., Ltd.	4,600	64,726
Zeon Corp.	12,000	110,004
ZERIA Pharmaceutical Co., Ltd.	1,000	17,035
Zuken, Inc.	800	5,757

		191,734,626

Luxembourg (0.2%)
ArcelorMittal S.A.	126,560	2,021,294

Malaysia (0.9%)
Genting Bhd	1,849,600	5,235,093
Sime Darby Bhd	1,787,100	4,649,245

		9,884,338

Mauritius (0.0%)
Essar Energy plc*	29,860	115,745

Mexico (0.0%)
Fresnillo plc	16,440	404,537

Netherlands (3.0%)
ING Groep N.V. (CVA)*	530,352	3,732,625
Koninklijke Philips Electronics N.V.	137,856	2,467,719
Royal Dutch Shell plc (BATS Europe Exchange), Class A	218,621	6,787,899
Royal Dutch Shell plc (Euro Comp Exchange), Class A	266,467	8,264,557
Royal Dutch Shell plc, Class B	201,481	6,257,955
Unilever N.V. (CVA)	211,028	6,684,104

		34,194,859

New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	68,827	135,311

Norway (0.4%)
Statoil ASA	222,604	4,756,343

Papua New Guinea (0.0%)
Oil Search Ltd.	71,810	387,545

Singapore (0.8%)
DBS Group Holdings Ltd.	540,635	4,846,668
OM Holdings Ltd.	18,880	10,753
Singapore Telecommunications Ltd.	30,210	72,460
United Overseas Bank Ltd.	372,049	4,788,850

		9,718,731

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria S.A.	622,035	5,068,403
Banco Santander S.A.	1,560,690	12,758,707
Iberdrola S.A.	495,099	3,350,565
Inditex S.A.	30,606	2,621,028
Repsol YPF S.A.	113,442	2,988,961
Telefonica S.A.	797,376	15,286,739

		42,074,403

Sweden (2.0%)
Atlas Copco AB, Class A	504,658	8,914,593
Investor AB, Class B	292,903	5,141,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sandvik AB	412,001	$4,732,722
Volvo AB, Class B	391,171	3,824,381

		22,612,951

Switzerland (5.2%)
ABB Ltd. (Registered)*	328,790	5,614,979
Cie Financiere Richemont S.A., Class A	130,885	5,810,080
Holcim Ltd. (Registered)*	99,502	5,260,394
Nestle S.A. (Registered)	152,609	8,388,966
Novartis AG (Registered)	101,821	5,682,584
Roche Holding AG	53,713	8,641,439
Syngenta AG (Registered)*	23,660	6,129,343
UBS AG (Registered)*	451,389	5,138,283
Wolseley plc	21,570	536,946
Xstrata plc	663,394	8,319,907

		59,522,921

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	345,736	3,951,762
United Kingdom (16.3%)
Admiral Group plc	15,370	301,339
Aggreko plc	20,256	511,566
AMEC plc	26,778	336,807
Anglo American plc	303,475	10,465,521
Antofagasta plc	30,130	427,800
ARM Holdings plc	100,060	856,409
Associated British Foods plc	30,250	518,818
AstraZeneca plc	103,643	4,588,967
Autonomy Corp. plc*	18,340	726,452
Aviva plc	214,320	1,012,691
BAE Systems plc	260,320	1,073,222
Barclays plc	909,085	2,231,645
BG Group plc	590,932	11,252,700
BHP Billiton plc	397,814	10,541,260
BP plc	1,399,882	8,396,358
British American Tobacco plc	401,652	17,023,992
British Land Co. plc (REIT)	67,590	499,145
British Sky Broadcasting Group plc	100,430	1,031,084
BT Group plc, Class A	590,770	1,583,631
Burberry Group plc	33,050	598,254
Cairn Energy plc*	106,760	462,685
Capita Group plc	46,840	511,959
Capital Shopping Centres Group plc (REIT)	49,220	250,048
Carnival plc	16,240	502,526
Centrica plc	372,440	1,712,083
Compass Group plc	143,580	1,161,056
Diageo plc	568,440	10,815,004
Eurasian Natural Resources Corp.	29,510	262,814
G4S plc	107,580	446,048
GKN plc	118,390	320,068
GlaxoSmithKline plc	384,624	7,941,128
Hammerson plc (REIT)	54,060	315,529
Henderson Group plc	52,471	82,756
HSBC Holdings plc	1,323,029	10,083,254
ICAP plc	50,720	322,395
IMI plc	24,450	268,978
Imperial Tobacco Group plc	315,518	10,655,200
Inmarsat plc	34,890	265,088
Intercontinental Hotels Group plc	21,860	354,867
International Consolidated Airlines Group S.A.*	141,710	334,727
International Power plc	116,020	549,607
Intertek Group plc	12,120	347,498
Investec plc	41,040	221,330
J Sainsbury plc	142,540	605,562
Johnson Matthey plc	16,400	401,428
Kazakhmys plc	16,360	200,333
Kingfisher plc	178,950	685,946
Land Securities Group plc (REIT)	58,360	581,294
Legal & General Group plc	447,790	670,171
Lloyds Banking Group plc*	3,068,320	1,627,011
Lonmin plc	15,450	251,305
Man Group plc	143,300	370,608
Marks & Spencer Group plc	121,200	589,199
National Grid plc	264,490	2,622,437
Next plc	14,100	551,909
Old Mutual plc	414,580	670,304
Pearson plc	61,460	1,081,783
Petrofac Ltd.	20,879	386,283
Prudential plc	185,301	1,586,025
Randgold Resources Ltd.	6,940	675,408
Reckitt Benckiser Group plc	55,380	2,799,841
Reed Elsevier plc	92,620	705,592
Resolution Ltd.	110,580	424,440
Rexam plc	66,870	320,686
Rio Tinto plc	112,824	4,982,858
Rolls-Royce Holdings plc*	531,541	4,873,571
Royal Bank of Scotland Group plc*	1,328,550	475,622
RSA Insurance Group plc	266,590	457,276
SABMiller plc	87,293	2,837,196
Sage Group plc	99,970	396,371
Schroders plc	12,950	256,944
Schroders plc (Non-Voting)	4,610	74,328
Scottish & Southern Energy plc	71,170	1,423,320
Serco Group plc	37,360	296,011
Severn Trent plc	17,990	430,500
Smith & Nephew plc	67,810	609,652
Smiths Group plc	29,620	456,342
Standard Chartered plc	484,740	9,675,103
Standard Life plc	174,400	540,115
Tesco plc	603,571	3,530,559
Tullow Oil plc	67,590	1,371,312
Unilever plc	100,090	3,135,394
United Utilities Group plc	51,570	499,471
Vedanta Resources plc	10,120	172,330
Vodafone Group plc	3,839,087	9,913,848
Weir Group plc	16,040	384,322
Whitbread plc	13,420	328,813
WM Morrison Supermarkets plc	202,950	915,144

		188,008,276

United States (0.1%)
Alacer Gold Corp.*	6,830	68,494
Boart Longyear Ltd.	30,700	75,798
News Corp., Class B	32,151	499,412
ResMed, Inc.*	44,697	125,485
Sims Metal Management Ltd.	10,750	127,654

		896,843

Total Common Stocks (82.5%) (Cost $1,211,484,225)		949,158,988

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11* (Cost $—)	622,035	91,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Rights	Value (Note 1)
Total Investments (82.5%) (Cost $1,211,484,225)		$949,250,659
Other Assets Less Liabilities (17.5%)		201,826,239

Net Assets (100%)		$1,151,076,898

*	Non-income producing.

†	Securities (totaling $299,505 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $94,343 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.0%
Consumer Staples	11.9
Energy	7.7
Financials	17.7
Health Care	6.3
Industrials	10.5
Information Technology	3.9
Materials	9.1
Telecommunication Services	5.1
Utilities	3.3
Cash and Other	17.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA S.A.	$—	$5,402,592	$—	$3,142,156	$—	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
DJ EURO Stoxx 50 Index	1,545	December-11	$42,136,057	$44,627,340	$(2,491,283)
FTSE 100 Index	348	December-11	27,426,582	27,624,678	(198,096)
SPI 200 Index	114	December-11	10,848,082	11,031,780	(183,698)
TOPIX Index	294	December-11	27,965,015	28,873,979	(908,964)

					$(3,782,041)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	2,882	$2,846,361	$2,763,581	$82,780
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,325	1,275,332	1,270,672	4,660
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Midland Bank PLC	10,000	10,102,500	9,590,700	511,800
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	4,018	6,303,112	6,261,296	41,816
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,008	3,119,460	3,129,120	(9,660)
British Pound vs. U.S. Dollar, expiring 12/16/11	Midland Bank PLC	17,600	27,713,840	27,426,549	287,291
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	7,427	10,121,434	9,947,265	174,169
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	30,000	41,040,000	40,180,500	859,500
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	3,930	5,292,329	5,263,913	28,416
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	499,098	6,517,403	6,477,982	39,421
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,000,000	26,113,922	25,958,782	155,140
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	271,101	3,552,921	3,518,721	34,200
Swiss Franc vs. U.S. Dollar, expiring 8/13/12	JPMorgan Chase Bank	300	418,480	333,677	84,803
Swiss Franc vs. U.S. Dollar, expiring 8/16/12	JPMorgan Chase Bank	1,822	2,367,541	2,026,692	340,849
Swiss Franc vs. U.S. Dollar, expiring 8/17/12	JPMorgan Chase Bank	1,855	2,384,640	2,063,452	321,188
Swiss Franc vs. U.S. Dollar, expiring 8/20/12	JPMorgan Chase Bank	1,880	2,390,033	2,091,425	298,608
Swiss Franc vs. U.S. Dollar, expiring 9/6/12	JPMorgan Chase Bank	465	592,206	517,522	74,684

					$3,329,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$81,850,665	$—	$81,850,665
Consumer Staples	—	134,279,147	—	134,279,147
Energy	5,929,355	83,705,147	—	89,634,502
Financials	12,585,248	186,625,183	—	199,210,431
Health Care	—	71,741,901	270,168	72,012,069
Industrials	—	122,389,305	895	122,390,200
Information Technology	3,951,762	43,014,658	—	46,966,420
Materials	5,423,786	104,929,089	28,442	110,381,317
Telecommunication Services	—	58,071,821	—	58,071,821
Utilities	—	34,362,416	—	34,362,416
Forward Currency Contracts	—	3,339,325	—	3,339,325
Rights
Financials	—	91,671	—	91,671

Total Assets	$27,890,151	$924,400,328	$299,505	$952,589,984

Liabilities:
Forward Currency Contracts	$—	$(9,660)	$—	$(9,660)
Futures	(3,782,041)	—	—	(3,782,041)

Total Liabilities	$(3,782,041)	$(9,660)	$—	$(3,791,701)

Total	$24,108,110	$924,390,668	$299,505	$948,798,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks -Industrials	Investments in Common Stocks- Information Technology
Balance as of 12/31/10	$—	$4,923,698
Total gains or losses (realized/unrealized) included in earnings	(265)	—
Purchases	1,160	—
Sales	—	(4,923,698)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$895	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$265	$—

	Investments in Common Stocks -Materials	Investments in Common stocks -Health Care
Balance as of 12/31/10	$—	$—
Total gains or losses (realized/unrealized) included in earnings	210	32,210
Purchases	28,232	281,096
Sales	—	(43,138)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$28,442	$270,168

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$210	$32,210

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,113,625,745
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,486,712,981

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,816,146
Aggregate gross unrealized depreciation	(281,069,208)

Net unrealized depreciation	$(269,253,062)

Federal income tax cost of investments	$1,218,503,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (1.1%)
Johnson Controls, Inc.	96,740	$2,551,034
TRW Automotive Holdings Corp.*	34,700	1,135,731

		3,686,765

Automobiles (0.9%)
General Motors Co.*	139,200	2,809,056

Media (5.3%)
CBS Corp., Class B	216,100	4,404,118
Comcast Corp., Class A	113,300	2,367,970
DIRECTV, Class A*	81,300	3,434,925
DISH Network Corp., Class A*	34,900	874,594
Time Warner, Inc.	180,875	5,420,824
Walt Disney Co.	22,510	678,901

		17,181,332

Multiline Retail (1.2%)
Kohl’s Corp.	37,300	1,831,430
Target Corp.	39,900	1,956,696

		3,788,126

Specialty Retail (0.5%)
Bed Bath & Beyond, Inc.*	28,900	1,656,259

Total Consumer Discretionary		29,121,538

Consumer Staples (4.9%)
Beverages (0.5%)
Coca-Cola Co.	26,050	1,759,938

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	183,631	6,166,329

Food Products (0.9%)
Kraft Foods, Inc., Class A	82,100	2,756,918

Household Products (1.6%)
Procter & Gamble Co.	82,060	5,184,551

Total Consumer Staples		15,867,736

Energy (12.4%)
Oil, Gas & Consumable Fuels (12.4%)
Anadarko Petroleum Corp.	56,665	3,572,728
Apache Corp.	30,555	2,451,733
Chevron Corp.	138,900	12,851,028
ConocoPhillips	135,700	8,592,524
Devon Energy Corp.	43,200	2,395,008
Marathon Oil Corp.	47,800	1,031,524
Occidental Petroleum Corp.	81,435	5,822,603
Williams Cos., Inc.	141,705	3,449,100

Total Energy		40,166,248

Financials (26.3%)
Capital Markets (3.7%)
Goldman Sachs Group, Inc.	28,575	2,701,766
Morgan Stanley	209,270	2,825,145
State Street Corp.	164,770	5,299,003
TD Ameritrade Holding Corp.	76,400	1,123,462

		11,949,376

Commercial Banks (6.5%)
Fifth Third Bancorp.	188,500	1,903,850
Huntington Bancshares, Inc./Ohio	400,900	1,924,320
North American Financial Holdings, Inc., Class A(b)*§†	110,140	1,927,450
U.S. Bancorp.	107,090	2,520,899
Wells Fargo & Co.	533,635	12,871,276

		21,147,795

Consumer Finance (1.3%)
Capital One Financial Corp.	102,630	4,067,227

Diversified Financial Services (4.5%)
Bank of America Corp.	579,032	3,543,676
Citigroup, Inc.	370,722	9,497,897
KKR Financial Holdings LLC	186,600	1,386,438

		14,428,011

Insurance (10.3%)
ACE Ltd.	94,560	5,730,336
Aflac, Inc.	157,203	5,494,245
Berkshire Hathaway, Inc., Class B*	87,100	6,187,584
Everest Reinsurance Group Ltd.	20,200	1,603,476
MetLife, Inc.	223,200	6,251,832
Prudential Financial, Inc.	172,638	8,089,817

		33,357,290

Total Financials		84,949,699

Health Care (16.0%)
Biotechnology (2.0%)
Biogen Idec, Inc.*	33,800	3,148,470
Celgene Corp.*	53,460	3,310,243

		6,458,713

Health Care Equipment & Supplies (2.2%)
Covidien plc	134,360	5,925,276
St. Jude Medical, Inc.	27,100	980,749

		6,906,025

Health Care Providers & Services (5.4%)
Humana, Inc.	37,800	2,749,194
McKesson Corp.	50,980	3,706,246
UnitedHealth Group, Inc.	155,200	7,157,824
WellPoint, Inc.	58,755	3,835,526

		17,448,790

Pharmaceuticals (6.4%)
Abbott Laboratories, Inc.	35,375	1,809,077
Johnson & Johnson	28,700	1,828,477
Merck & Co., Inc.	318,080	10,404,397
Pfizer, Inc.	374,295	6,617,536

		20,659,487

Total Health Care		51,473,015

Industrials (7.8%)
Aerospace & Defense (1.0%)
Honeywell International, Inc.	26,075	1,144,953
United Technologies Corp.	28,357	1,995,199

		3,140,152

Industrial Conglomerates (2.2%)
General Electric Co.	239,480	3,649,675
Tyco International Ltd.	88,810	3,619,008

		7,268,683

Machinery (2.0%)
Eaton Corp.	39,880	1,415,740
Joy Global, Inc.	24,770	1,545,153
Navistar International Corp.*	40,500	1,300,860
Parker Hannifin Corp.	36,420	2,299,194

		6,560,947

Road & Rail (2.6%)
Hertz Global Holdings, Inc.*	220,200	1,959,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	79,895	$4,875,193
Union Pacific Corp.	18,580	1,517,428

		8,352,401

Total Industrials		25,322,183

Information Technology (11.2%)
Communications Equipment (2.0%)
Cisco Systems, Inc.	421,185	6,524,156

Computers & Peripherals (1.9%)
Apple, Inc.*	9,050	3,449,679
Hewlett-Packard Co.	116,200	2,608,690

		6,058,369

Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	43,000	1,194,540
Avnet, Inc.*	64,600	1,684,768
Corning, Inc.	21,371	264,145
TE Connectivity Ltd.	63,500	1,786,890

		4,930,343

IT Services (1.0%)
Mastercard, Inc., Class A	4,900	1,554,084
Western Union Co.	107,000	1,636,030

		3,190,114

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom Corp., Class A*	75,900	2,526,711
Intel Corp.	135,800	2,896,614
Marvell Technology Group Ltd.*	56,700	823,851
Xilinx, Inc.	55,900	1,533,896

		7,781,072

Software (2.4%)
Microsoft Corp.	220,135	5,479,160
Oracle Corp.	77,200	2,218,728

		7,697,888

Total Information Technology		36,181,942

Materials (3.1%)
Chemicals (1.5%)
Dow Chemical Co.	45,550	1,023,053
E.I. du Pont de Nemours & Co.	100,100	4,000,997

		5,024,050

Containers & Packaging (1.0%)
Ball Corp.	49,800	1,544,796
Crown Holdings, Inc.*	50,700	1,551,927

		3,096,723

Metals & Mining (0.6%)
Alcoa, Inc.	195,900	1,874,763

Total Materials		9,995,536

Telecommunication Services (3.5%)
Diversified Telecommunication Services (2.9%)
Verizon Communications, Inc.	256,850	9,452,080

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.*	568,000	1,726,720

Total Telecommunication Services		11,178,800

Utilities (4.4%)
Electric Utilities (1.7%)
NextEra Energy, Inc.	66,100	3,570,722
NV Energy, Inc.	65,915	969,610
Progress Energy, Inc.	17,300	894,756

		5,435,088

Gas Utilities (0.6%)
AGL Resources, Inc.	50,400	2,053,296

Multi-Utilities (1.5%)
CenterPoint Energy, Inc.	86,900	1,704,978
Sempra Energy	58,300	3,002,450

		4,707,428

Water Utilities (0.6%)
American Water Works Co., Inc.	63,700	1,922,466

Total Utilities		14,118,278

Total Common Stocks (98.6%) (Cost $330,135,043)		318,374,975

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.0%)
Federal Home Loan Bank
0.00%, 10/3/11 (o)(p)
(Cost $3,228,000)	$3,228,000	3,228,000

Total Short-Term Investments (1.0%) (Cost $3,228,000)		3,228,000

Total Investments (99.6%) (Cost $333,363,043)		321,602,975
Other Assets Less Liabilities (0.4%)		1,151,107

Net Assets (100%)		$322,754,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

*	Non-income producing.

†	Securities (totaling $1,927,450 or 0.6% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $1,927,450 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2011.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,121,538	$—	$—	$29,121,538
Consumer Staples	15,867,736	—	—	15,867,736
Energy	40,166,248	—	—	40,166,248
Financials	83,022,249	—	1,927,450	84,949,699
Health Care	51,473,015	—	—	51,473,015
Industrials	25,322,183	—	—	25,322,183
Information Technology	36,181,942	—	—	36,181,942
Materials	9,995,536	—	—	9,995,536
Telecommunication Services	11,178,800	—	—	11,178,800
Utilities	14,118,278	—	—	14,118,278
Short-Term Investments	—	3,228,000	—	3,228,000

Total Assets	$316,447,525	$3,228,000	$1,927,450	$321,602,975

Total Liabilities	$—	$—	$—	$—

Total	$316,447,525	$3,228,000	$1,927,450	$321,602,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Financials
Balance as of 12/31/10	$1,844,845
Total gains or losses (realized/unrealized) included in earnings	82,605
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/11	$1,927,450

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$55,070

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$235,047,989
Net Proceeds of Sales and Redemptions:
Stocks	$252,700,949

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,456,107
Aggregate gross unrealized depreciation	(34,787,919)

Net unrealized depreciation	$(18,331,812)

Federal income tax cost of investments	$339,934,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (1.0%)
Goodyear Tire & Rubber Co.*	5,727	$57,785
Johnson Controls, Inc.	200,378	5,283,968

		5,341,753

Automobiles (0.2%)
Ford Motor Co.*	90,484	874,981
Harley-Davidson, Inc.	5,637	193,518

		1,068,499

Distributors (0.0%)
Genuine Parts Co.	3,714	188,671

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,909	115,225
DeVry, Inc.	1,460	53,962
H&R Block, Inc.	7,212	95,992

		265,179

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	10,956	331,967
Chipotle Mexican Grill, Inc.*	749	226,910
Darden Restaurants, Inc.	3,204	136,971
International Game Technology	7,071	102,742
Marriott International, Inc., Class A	6,688	182,181
McDonald’s Corp.	24,520	2,153,346
Starbucks Corp.	17,775	662,830
Starwood Hotels & Resorts Worldwide, Inc.	4,540	176,243
Wyndham Worldwide Corp.	3,861	110,077
Wynn Resorts Ltd.	1,893	217,846
Yum! Brands, Inc.	11,055	546,006

		4,847,119

Household Durables (0.1%)
D.R. Horton, Inc.	6,616	59,809
Harman International Industries, Inc.	1,625	46,442
Leggett & Platt, Inc.	3,328	65,861
Lennar Corp., Class A	3,806	51,533
Newell Rubbermaid, Inc.	6,883	81,701
Pulte Group, Inc.*	8,100	31,995
Whirlpool Corp.	1,804	90,038

		427,379

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	8,630	1,866,065
Expedia, Inc.	4,588	118,141
Netflix, Inc.*	1,244	140,771
priceline.com, Inc.*	1,185	532,610

		2,657,587

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,910	94,895
Mattel, Inc.	8,106	209,865

		304,760

Media (3.9%)
Cablevision Systems Corp. - New York Group, Class A	5,417	85,209
CBS Corp., Class B	15,886	323,757
Comcast Corp., Class A	65,316	1,365,104
DIRECTV, Class A*	17,586	743,008
Discovery Communications, Inc., Class A*	6,476	243,627
Gannett Co., Inc.	5,663	53,968
Interpublic Group of Cos., Inc.	11,518	82,930
McGraw-Hill Cos., Inc.	7,135	292,535
News Corp., Class A	54,425	841,955
Omnicom Group, Inc.	6,632	244,323
Scripps Networks Interactive, Inc., Class A	2,316	86,086
Time Warner Cable, Inc.	7,752	485,818
Time Warner, Inc.	275,337	8,251,850
Viacom, Inc., Class B	147,820	5,726,547
Walt Disney Co.	44,175	1,332,318
Washington Post Co., Class B	115	37,602

		20,196,637

Multiline Retail (0.4%)
Big Lots, Inc.*	1,599	55,693
Family Dollar Stores, Inc.	2,873	146,121
J.C. Penney Co., Inc.	3,446	92,284
Kohl’s Corp.	6,662	327,104
Macy’s, Inc.	10,164	267,517
Nordstrom, Inc.	3,865	176,553
Sears Holdings Corp.*	894	51,423
Target Corp.	16,081	788,612

		1,905,307

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	2,071	127,491
AutoNation, Inc.*	1,211	39,697
AutoZone, Inc.*	688	219,603
Bed Bath & Beyond, Inc.*	5,797	332,226
Best Buy Co., Inc.	7,255	169,042
CarMax, Inc.*	5,401	128,814
GameStop Corp., Class A*	3,300	76,230
Gap, Inc.	8,327	135,230
Home Depot, Inc.	37,237	1,223,980
Limited Brands, Inc.	5,855	225,476
Lowe’s Cos., Inc.	188,444	3,644,507
O’Reilly Automotive, Inc.*	3,214	214,149
Ross Stores, Inc.	2,754	216,712
Staples, Inc.	16,810	223,573
Tiffany & Co.	3,009	183,007
TJX Cos., Inc.	9,036	501,227
Urban Outfitters, Inc.*	2,767	61,759

		7,722,723

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	6,850	355,035
NIKE, Inc., Class B	9,031	772,241
Ralph Lauren Corp.	1,548	200,776
VF Corp.	2,051	249,237

		1,577,289

Total Consumer Discretionary		46,502,903

Consumer Staples (10.2%)
Beverages (3.5%)
Brown-Forman Corp., Class B	2,380	166,933
Coca-Cola Co.	142,183	9,605,883
Coca-Cola Enterprises, Inc.	7,537	187,521
Constellation Brands, Inc., Class A*	4,453	80,154
Dr. Pepper Snapple Group, Inc.	5,125	198,748
Fortune Brands, Inc.	3,695	199,826
Molson Coors Brewing Co., Class B	3,874	153,449
PepsiCo, Inc.	124,976	7,736,014

		18,328,528

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	10,426	856,183
CVS Caremark Corp.	31,946	1,072,747
Kroger Co.	14,373	315,631
Safeway, Inc.	8,330	138,528
SUPERVALU, Inc.	5,107	34,013
Sysco Corp.	14,056	364,050
Walgreen Co.	21,496	707,003
Wal-Mart Stores, Inc.	41,824	2,170,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Whole Foods Market, Inc.	3,731	$243,672

		5,902,492

Food Products (1.5%)
Archer-Daniels-Midland Co.	142,574	3,537,261
Campbell Soup Co.	4,313	139,612
ConAgra Foods, Inc.	9,904	239,875
Dean Foods Co.*	4,327	38,380
General Mills, Inc.	15,342	590,207
H.J. Heinz Co.	7,652	386,273
Hershey Co.	3,699	219,129
Hormel Foods Corp.	3,262	88,139
J.M. Smucker Co.	2,689	196,001
Kellogg Co.	5,939	315,895
Kraft Foods, Inc., Class A	41,961	1,409,050
McCormick & Co., Inc. (Non-Voting)	3,141	144,989
Mead Johnson Nutrition Co.	4,863	334,720
Sara Lee Corp.	14,076	230,143
Tyson Foods, Inc., Class A	6,974	121,069

		7,990,743

Household Products (3.1%)
Clorox Co.	3,140	208,276
Colgate-Palmolive Co.	11,555	1,024,698
Kimberly-Clark Corp.	9,311	661,174
Procter & Gamble Co.	221,412	13,988,810

		15,882,958

Personal Products (0.1%)
Avon Products, Inc.	10,222	200,351
Estee Lauder Cos., Inc., Class A	2,690	236,290

		436,641

Tobacco (0.9%)
Altria Group, Inc.	49,302	1,321,787
Lorillard, Inc.	3,303	365,642
Philip Morris International, Inc.	41,788	2,606,735
Reynolds American, Inc.	8,048	301,639

		4,595,803

Total Consumer Staples		53,137,165

Energy (8.3%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	10,394	479,787
Cameron International Corp.*	5,852	243,092
Diamond Offshore Drilling, Inc.	1,667	91,251
FMC Technologies, Inc.*	5,729	215,410
Halliburton Co.	21,837	666,465
Helmerich & Payne, Inc.	2,570	104,342
Nabors Industries Ltd.*	6,864	84,153
National Oilwell Varco, Inc.	10,094	517,015
Noble Corp.*	6,039	177,245
Rowan Cos., Inc.*	3,058	92,321
Schlumberger Ltd.	32,071	1,915,601

		4,586,682

Oil, Gas & Consumable Fuels (7.4%)
Alpha Natural Resources, Inc.*	5,348	94,606
Anadarko Petroleum Corp.	11,855	747,458
Apache Corp.	9,142	733,554
Cabot Oil & Gas Corp.	2,503	154,961
Chesapeake Energy Corp.	15,722	401,697
Chevron Corp.	47,642	4,407,838
ConocoPhillips	32,669	2,068,601
Consol Energy, Inc.	5,422	183,969
Denbury Resources, Inc.*	9,658	111,067
Devon Energy Corp.	9,924	550,187
El Paso Corp.	18,295	319,797
EOG Resources, Inc.	6,402	454,606
EQT Corp.	3,575	190,762
Exxon Mobil Corp.	220,238	15,995,886
Hess Corp.	7,214	378,446
Marathon Oil Corp.	17,031	367,529
Marathon Petroleum Corp.	78,621	2,127,484
Murphy Oil Corp.	4,581	202,297
Newfield Exploration Co.*	3,172	125,897
Noble Energy, Inc.	4,198	297,218
Occidental Petroleum Corp.	94,178	6,733,727
Peabody Energy Corp.	6,431	217,882
Pioneer Natural Resources Co.	2,794	183,761
QEP Resources, Inc.	4,170	112,882
Range Resources Corp.	3,828	223,785
Southwestern Energy Co.*	8,277	275,872
Spectra Energy Corp.	15,441	378,768
Sunoco, Inc.	2,904	90,053
Tesoro Corp.*	3,375	65,711
Valero Energy Corp.	13,663	242,928
Williams Cos., Inc.	13,986	340,419

		38,779,648

Total Energy		43,366,330

Financials (10.6%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	5,585	219,826
Bank of New York Mellon Corp.	29,251	543,776
BlackRock, Inc.	25,027	3,704,246
Charles Schwab Corp.	25,523	287,644
E*TRADE Financial Corp.*	5,968	54,368
Federated Investors, Inc., Class B	2,217	38,864
Franklin Resources, Inc.	3,470	331,871
Goldman Sachs Group, Inc.	12,040	1,138,382
Invesco Ltd.	10,649	165,166
Janus Capital Group, Inc.	4,266	25,596
Legg Mason, Inc.	3,165	81,372
Morgan Stanley	35,277	476,240
Northern Trust Corp.	5,733	200,540
State Street Corp.	11,954	384,441
T. Rowe Price Group, Inc.	6,071	290,012

		7,942,344

Commercial Banks (2.8%)
BB&T Corp.	186,446	3,976,893
Comerica, Inc.	4,727	108,579
Fifth Third Bancorp	21,883	221,018
First Horizon National Corp.	6,238	37,179
Huntington Bancshares, Inc./Ohio	20,343	97,646
KeyCorp.	22,537	133,644
M&T Bank Corp.	2,974	207,883
PNC Financial Services Group, Inc.	12,497	602,231
Regions Financial Corp.	29,777	99,157
SunTrust Banks, Inc.	12,725	228,414
U.S. Bancorp	45,661	1,074,860
Wells Fargo & Co.	316,541	7,634,969
Zions Bancorp	4,332	60,951

		14,483,424

Consumer Finance (0.4%)
American Express Co.	24,671	1,107,728
Capital One Financial Corp.	10,953	434,067
Discover Financial Services	12,987	297,922
SLM Corp.	12,135	151,081

		1,990,798

Diversified Financial Services (2.6%)
Bank of America Corp.	240,856	1,474,039
Citigroup, Inc.	69,401	1,778,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
CME Group, Inc.	1,594	$392,761
IntercontinentalExchange, Inc.*	1,748	206,718
JPMorgan Chase & Co.	309,608	9,325,393
Leucadia National Corp.	4,676	106,052
Moody’s Corp.	4,826	146,952
NASDAQ OMX Group, Inc.*	3,085	71,387
NYSE Euronext	6,244	145,110
		13,646,466
Insurance (2.5%)
ACE Ltd.	8,057	488,254
Aflac, Inc.	11,111	388,329
Allstate Corp.	12,233	289,800
American International Group, Inc.*	10,353	227,248
Aon Corp.	7,739	324,883
Assurant, Inc.	2,248	80,478
Berkshire Hathaway, Inc., Class B*	41,802	2,969,614
Chubb Corp.	6,820	409,132
Cincinnati Financial Corp.	3,836	101,002
Genworth Financial, Inc., Class A*	11,574	66,435
Hartford Financial Services Group, Inc.	10,609	171,229
Lincoln National Corp.	7,395	115,584
Loews Corp.	7,434	256,845
Marsh & McLennan Cos., Inc.	12,836	340,667
MetLife, Inc.	173,238	4,852,396
Principal Financial Group, Inc.	7,403	167,826
Progressive Corp.	15,118	268,496
Prudential Financial, Inc.	11,565	541,936
Torchmark Corp.	2,464	85,895
Travelers Cos., Inc.	9,983	486,472
Unum Group	7,159	150,053
XL Group plc	7,742	145,550
		12,928,124
Real Estate Investment Trusts (REITs) (0.8%)
Apartment Investment & Management Co. (REIT), Class A	2,886	63,838
AvalonBay Communities, Inc. (REIT)	2,227	253,989
Boston Properties, Inc. (REIT)	3,500	311,850
Equity Residential (REIT)	7,072	366,825
HCP, Inc. (REIT)	9,718	340,713
Health Care REIT, Inc. (REIT)	4,245	198,666
Host Hotels & Resorts, Inc. (REIT)	16,711	182,818
Kimco Realty Corp. (REIT)	9,723	146,137
Plum Creek Timber Co., Inc. (REIT)	3,873	134,432
ProLogis, Inc. (REIT)	10,960	265,780
Public Storage (REIT)	3,370	375,249
Simon Property Group, Inc. (REIT)	6,992	768,980
Ventas, Inc. (REIT)	6,847	338,242
Vornado Realty Trust (REIT)	4,371	326,164
Weyerhaeuser Co. (REIT)	12,832	199,538
		4,273,221
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	7,645	102,902
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	12,541	70,982
People’s United Financial, Inc.	8,972	102,281
		173,263
Total Financials		55,540,542

Health Care (12.0%)
Biotechnology (0.6%)
Amgen, Inc.	21,952	1,206,262
Biogen Idec, Inc.*	5,780	538,407
Celgene Corp.*	10,890	674,309
Cephalon, Inc.*	1,869	150,828
Gilead Sciences, Inc.*	18,377	713,028
		3,282,834
Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	13,518	758,901
Becton, Dickinson and Co.	5,168	378,918
Boston Scientific Corp.*	36,414	215,207
C.R. Bard, Inc.	2,074	181,558
CareFusion Corp.*	5,370	128,611
Covidien plc	88,402	3,898,528
DENTSPLY International, Inc.	3,366	103,303
Edwards Lifesciences Corp.*	2,750	196,020
Intuitive Surgical, Inc.*	926	337,323
Medtronic, Inc.	25,148	835,920
St. Jude Medical, Inc.	7,865	284,634
Stryker Corp.	7,823	368,698
Varian Medical Systems, Inc.*	2,811	146,622
Zimmer Holdings, Inc.*	4,539	242,836
		8,077,079
Health Care Providers & Services (1.0%)
Aetna, Inc.	8,836	321,189
AmerisourceBergen Corp.	6,370	237,410
Cardinal Health, Inc.	8,164	341,908
CIGNA Corp.	6,425	269,464
Coventry Health Care, Inc.*	3,571	102,880
DaVita, Inc.*	2,203	138,062
Express Scripts, Inc.*	11,639	431,458
Humana, Inc.	3,951	287,356
Laboratory Corp. of America Holdings*	2,421	191,380
McKesson Corp.	5,874	427,040
Medco Health Solutions, Inc.*	9,193	431,060
Patterson Cos., Inc.	2,229	63,816
Quest Diagnostics, Inc.	3,752	185,199
Tenet Healthcare Corp.*	10,975	45,327
UnitedHealth Group, Inc.	25,565	1,179,058
WellPoint, Inc.	8,595	561,082
		5,213,689
Health Care Technology (0.0%)
Cerner Corp.*	3,450	236,394
Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.*	8,260	258,125
Life Technologies Corp.*	4,323	166,133
PerkinElmer, Inc.	2,679	51,463
Thermo Fisher Scientific, Inc.*	9,083	459,963
Waters Corp.*	2,169	163,738
		1,099,422
Pharmaceuticals (8.6%)
Abbott Laboratories, Inc.	36,991	1,891,720
Allergan, Inc.	7,297	601,127
Bristol-Myers Squibb Co.	40,601	1,274,059
Eli Lilly and Co.	24,260	896,892
Forest Laboratories, Inc.*	6,568	202,229
Hospira, Inc.*	45,338	1,677,506
Johnson & Johnson	203,546	12,967,916
Merck & Co., Inc.	241,374	7,895,343
Mylan, Inc.*	10,200	173,400
Pfizer, Inc.	778,696	13,767,345
Sanofi S.A. (ADR)	101,050	3,314,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	2,972	$202,839

		44,864,816

Total Health Care		62,774,234

Industrials (5.9%)
Aerospace & Defense (2.3%)
Boeing Co.	17,603	1,065,158
General Dynamics Corp.	8,624	490,619
Goodrich Corp.	2,987	360,471
Honeywell International, Inc.	145,990	6,410,421
ITT Corp.	4,387	184,254
L-3 Communications Holdings, Inc.	2,515	155,855
Lockheed Martin Corp.	6,561	476,591
Northrop Grumman Corp.	6,636	346,134
Precision Castparts Corp.	3,418	531,362
Raytheon Co.	8,413	343,839
Rockwell Collins, Inc.	3,664	193,313
Textron, Inc.	6,671	117,676
United Technologies Corp.	21,592	1,519,213
		12,194,906
Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,918	268,265
Expeditors International of Washington, Inc.	5,072	205,670
FedEx Corp.	7,547	510,781
United Parcel Service, Inc., Class B	23,304	1,471,648
		2,456,364
Airlines (0.0%)
Southwest Airlines Co.	19,270	154,931
Building Products (0.0%)
Masco Corp.	8,452	60,178
Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,525	63,327
Cintas Corp.	2,693	75,781
Iron Mountain, Inc.	4,798	151,713
Pitney Bowes, Inc.	4,815	90,522
R.R. Donnelley & Sons Co.	4,445	62,763
Republic Services, Inc.	7,567	212,330
Stericycle, Inc.*	2,050	165,476
Waste Management, Inc.	11,234	365,779
		1,187,691
Construction & Engineering (0.1%)
Fluor Corp.	4,154	193,369
Jacobs Engineering Group, Inc.*	3,068	99,066
Quanta Services, Inc.*	5,092	95,678
		388,113
Electrical Equipment (0.2%)
Emerson Electric Co.	17,681	730,402
Rockwell Automation, Inc.	3,384	189,504
Roper Industries, Inc.	2,302	158,631
		1,078,537
Industrial Conglomerates (1.2%)
3M Co.	16,888	1,212,389
Danaher Corp.	13,503	566,316
General Electric Co.	251,994	3,840,389
Tyco International Ltd.	11,011	448,698
		6,067,792
Machinery (0.9%)
Caterpillar, Inc.	15,349	1,133,370
Cummins, Inc.	4,636	378,576
Deere & Co.	9,859	636,596
Dover Corp.	4,407	205,366
Eaton Corp.	8,115	288,082
Flowserve Corp.	1,317	97,458
Illinois Tool Works, Inc.	11,714	487,302
Ingersoll-Rand plc	7,882	221,405
Joy Global, Inc.	2,492	155,451
PACCAR, Inc.	8,691	293,930
Pall Corp.	2,795	118,508
Parker Hannifin Corp.	3,705	233,897
Snap-on, Inc.	1,377	61,139
Stanley Black & Decker, Inc.	4,004	196,596
		4,507,676
Professional Services (0.0%)
Dun & Bradstreet Corp.	1,175	71,980
Equifax, Inc.	2,900	89,146
Robert Half International, Inc.	3,457	73,358
		234,484
Road & Rail (0.4%)
CSX Corp.	26,079	486,895
Norfolk Southern Corp.	8,252	503,537
Ryder System, Inc.	1,220	45,762
Union Pacific Corp.	11,592	946,719
		1,982,913
Trading Companies & Distributors (0.1%)
Fastenal Co.	7,054	234,757
W.W. Grainger, Inc.	1,438	215,039
		449,796
Total Industrials		30,763,381

Information Technology (13.3%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	400,166	6,198,571
F5 Networks, Inc.*	1,935	137,482
Harris Corp.	2,890	98,751
JDS Uniphase Corp.*	5,461	54,446
Juniper Networks, Inc.*	12,643	218,218
Motorola Mobility Holdings, Inc.*	6,253	236,239
Motorola Solutions, Inc.	7,210	302,099
QUALCOMM, Inc.	39,920	1,941,310
Tellabs, Inc.	8,970	38,481
		9,225,597
Computers & Peripherals (2.2%)
Apple, Inc.*	22,043	8,402,351
Dell, Inc.*	36,963	523,026
EMC Corp.*	49,046	1,029,476
Hewlett-Packard Co.	49,375	1,108,469
Lexmark International, Inc., Class A*	1,863	50,357
NetApp, Inc.*	8,796	298,536
SanDisk Corp.*	5,681	229,228
Western Digital Corp.*	5,547	142,669
		11,784,112
Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,069	165,893
Corning, Inc.	37,271	460,670
FLIR Systems, Inc.	3,769	94,414
Jabil Circuit, Inc.	4,260	75,785
Molex, Inc.	3,193	65,041
		861,803
Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	4,427	88,009
eBay, Inc.*	27,281	804,517
Google, Inc., Class A*	5,987	3,079,593
Monster Worldwide, Inc.*	3,066	22,014
VeriSign, Inc.	3,951	113,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	30,113	$396,287

		4,503,458

IT Services (1.9%)
Accenture plc, Class A	15,299	805,951
Automatic Data Processing, Inc.	11,670	550,241
Cognizant Technology Solutions Corp., Class A*	7,224	452,945
Computer Sciences Corp.	3,711	99,640
Fidelity National Information Services, Inc.	5,943	144,534
Fiserv, Inc.*	3,381	171,653
International Business Machines Corp.	28,407	4,972,077
Mastercard, Inc., Class A	2,535	804,001
Paychex, Inc.	7,712	203,365
SAIC, Inc.*	6,529	77,107
Teradata Corp.*	4,020	215,191
Total System Services, Inc.	3,908	66,162
Visa, Inc., Class A	12,150	1,041,498
Western Union Co.	14,916	228,066

		9,832,431

Office Electronics (0.0%)
Xerox Corp.	33,213	231,495

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	13,987	71,054
Altera Corp.	7,739	244,011
Analog Devices, Inc.	7,100	221,875
Applied Materials, Inc.	321,795	3,330,578
Broadcom Corp., Class A*	11,487	382,402
First Solar, Inc.*	1,382	87,356
Intel Corp.	124,929	2,664,736
KLA-Tencor Corp.	3,938	150,747
Linear Technology Corp.	5,461	150,997
LSI Corp.*	13,430	69,567
MEMC Electronic Materials, Inc.*	5,522	28,935
Microchip Technology, Inc.	4,544	141,364
Micron Technology, Inc.*	23,697	119,433
Novellus Systems, Inc.*	1,698	46,287
NVIDIA Corp.*	14,440	180,500
Teradyne, Inc.*	4,491	49,446
Texas Instruments, Inc.	223,414	5,953,983
Xilinx, Inc.	6,335	173,832

		14,067,103

Software (3.6%)
Adobe Systems, Inc.*	11,794	285,061
Autodesk, Inc.*	5,396	149,901
BMC Software, Inc.*	4,189	161,528
CA, Inc.	9,038	175,428
Citrix Systems, Inc.*	4,472	243,858
Compuware Corp.*	5,169	39,594
Electronic Arts, Inc.*	7,899	161,534
Intuit, Inc.*	7,203	341,710
Microsoft Corp.	552,321	13,747,270
Oracle Corp.	93,912	2,699,031
Red Hat, Inc.*	4,579	193,508
Salesforce.com, Inc.*	3,213	367,182
Symantec Corp.*	17,832	290,662

		18,856,267

Total Information Technology		69,362,266

Materials (2.0%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	5,070	387,196
Airgas, Inc.	1,598	101,984
CF Industries Holdings, Inc.	1,713	211,367
Dow Chemical Co.	28,047	629,936
E.I. du Pont de Nemours & Co.	22,147	885,216
Eastman Chemical Co.	1,652	113,212
Ecolab, Inc.	5,501	268,944
FMC Corp.	1,721	119,024
International Flavors & Fragrances, Inc.	1,927	108,336
Monsanto Co.	51,734	3,106,109
Mosaic Co.	6,585	322,467
PPG Industries, Inc.	3,732	263,703
Praxair, Inc.	7,172	670,439
Sherwin-Williams Co.	2,108	156,667
Sigma-Aldrich Corp.	2,907	179,623

		7,524,223

Construction Materials (0.0%)
Vulcan Materials Co.	3,073	84,692

Containers & Packaging (0.1%)
Ball Corp.	3,852	119,489
Bemis Co., Inc.	2,453	71,897
Owens-Illinois, Inc.*	3,864	58,424
Sealed Air Corp.	3,764	62,859

		312,669

Metals & Mining (0.4%)
AK Steel Holding Corp.	2,616	17,109
Alcoa, Inc.	25,415	243,221
Allegheny Technologies, Inc.	2,516	93,067
Cliffs Natural Resources, Inc.	3,488	178,481
Freeport-McMoRan Copper & Gold, Inc.	22,571	687,287
Newmont Mining Corp.	11,771	740,396
Nucor Corp.	7,524	238,059
Titanium Metals Corp.	1,904	28,522
United States Steel Corp.	3,386	74,526

		2,300,668

Paper & Forest Products (0.1%)
International Paper Co.	10,442	242,777
MeadWestvaco Corp.	4,106	100,843

		343,620

Total Materials		10,565,872

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	140,875	4,017,755
CenturyLink, Inc.	14,622	484,281
Frontier Communications Corp.	23,660	144,562
Verizon Communications, Inc.	67,275	2,475,720
Windstream Corp.	12,192	142,159

		7,264,477

Wireless Telecommunication Services (1.6%)
American Tower Corp., Class A*	9,410	506,258
MetroPCS Communications, Inc.*	6,849	59,655
Sprint Nextel Corp.*	70,921	215,600
Vodafone Group plc (ADR)	290,118	7,441,526

		8,223,039

Total Telecommunication Services		15,487,516

Utilities (1.8%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.	11,455	435,519
Duke Energy Corp.	31,737	634,423
Edison International	7,782	297,662
Entergy Corp.	4,184	277,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	15,731	$670,298
FirstEnergy Corp.	9,943	446,540
NextEra Energy, Inc.	10,024	541,496
Northeast Utilities	4,229	142,306
Pepco Holdings, Inc.	5,328	100,806
Pinnacle West Capital Corp.	2,575	110,571
PPL Corp.	13,784	393,395
Progress Energy, Inc.	7,009	362,505
Southern Co.	20,365	862,865

		5,275,743

Gas Utilities (0.0%)
Nicor, Inc.	1,066	58,641
Oneok, Inc.	2,481	163,845

		222,486

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	15,527	151,543
Constellation Energy Group, Inc.	4,794	182,460
NRG Energy, Inc.*	5,792	122,848

		456,851

Multi-Utilities (0.7%)
Ameren Corp.	5,763	171,565
CenterPoint Energy, Inc.	10,191	199,947
CMS Energy Corp.	6,035	119,433
Consolidated Edison, Inc.	6,960	396,859
Dominion Resources, Inc.	13,510	685,903
DTE Energy Co.	4,007	196,423
Integrys Energy Group, Inc.	1,872	91,017
NiSource, Inc.	6,731	143,909
PG&E Corp.	9,587	405,626
Public Service Enterprise Group, Inc.	12,033	401,541
SCANA Corp.	2,744	110,995
Sempra Energy	5,721	294,631
TECO Energy, Inc.	5,200	89,076
Wisconsin Energy Corp.	5,599	175,193
Xcel Energy, Inc.	11,531	284,700

		3,766,818

Total Utilities		9,721,898

Total Common Stocks (76.0%) (Cost $344,217,842)		397,222,107

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%) iShares Morningstar Large Core Index Fund	86,747	5,566,555
iShares Morningstar Large Growth Index Fund	85,098	5,121,198
iShares Morningstar Large Value Index Fund	50,763	2,678,256
iShares NYSE 100 Index Fund	5,536	296,287
iShares Russell 1000 Growth Index Fund	91,397	4,809,310
iShares Russell 1000 Index Fund	74,502	4,659,355
iShares Russell 1000 Value Index Fund	19,525	1,104,920
iShares S&P 100 Index Fund	83,815	4,310,605
iShares S&P 500 Growth Index Fund	76,248	4,669,427
iShares S&P 500 Index Fund	128,255	14,581,311
iShares S&P 500 Value Index Fund	26,546	1,369,243
Vanguard Large-Cap ETF	13,200	681,780
Vanguard Value ETF	22,900	1,077,445

Total Investment Companies (9.8%) (Cost $43,312,720)		50,925,692

Total Investments (85.8%) (Cost $387,530,562)		448,147,799
Other Assets Less Liabilities (14.2%)		74,458,916

Net Assets (100%)		$522,606,715

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$96,197,025	$51,787,183	$147,984,208	$—	$70,386	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
S&P 500 E-Mini Index	1,196	December-11	$67,305,316	$67,334,800	$(29,484)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,502,903	$—	$—	$46,502,903
Consumer Staples	53,137,165	—	—	53,137,165
Energy	43,366,330	—	—	43,366,330
Financials	55,540,542	—	—	55,540,542
Health Care	62,774,234	—	—	62,774,234
Industrials	30,763,381	—	—	30,763,381
Information Technology	69,362,266	—	—	69,362,266
Materials	10,565,872	—	—	10,565,872
Telecommunication Services	15,487,516	—	—	15,487,516
Utilities	9,721,898	—	—	9,721,898
Investment Companies
Exchange Traded Funds (ETFs)	50,925,692	—	—	50,925,692

Total Assets	$448,147,799	$—	$—	$448,147,799

Liabilities:
Futures	$(29,484)	$—	$—	$(29,484)

Total Liabilities	$(29,484)	$—	$—	$(29,484)

Total	$448,118,315	$—	$—	$448,118,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$125,596,564
Net Proceeds of Sales and Redemptions:
Stocks	$148,417,831

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,015,049
Aggregate gross unrealized depreciation	(21,910,023)

Net unrealized appreciation	$56,105,026

Federal income tax cost of investments	$392,042,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Auto Components (0.3%)
BorgWarner, Inc.*	18,654	$1,129,127
Gentex Corp.	24,286	584,078
Goodyear Tire & Rubber Co.*	41,608	419,825
Johnson Controls, Inc.	29,220	770,531
Visteon Corp.*	500	21,500

		2,925,061

Automobiles (0.5%)
Ford Motor Co.*	356,680	3,449,096
Harley-Davidson, Inc.	40,300	1,383,499
Tesla Motors, Inc.*	9,210	224,632

		5,057,227

Distributors (0.1%)
Genuine Parts Co.	7,300	370,840
LKQ Corp.*	24,827	599,820

		970,660

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	20,587	815,451
DeVry, Inc.	9,512	351,564
H&R Block, Inc.	30,540	406,487
ITT Educational Services, Inc.*	4,804	276,614
Weight Watchers International, Inc.	4,924	286,823

		2,136,939

Hotels, Restaurants & Leisure (3.5%)
Bally Technologies, Inc.*	6,800	183,464
Brinker International, Inc.	13,306	278,361
Chipotle Mexican Grill, Inc.*	5,373	1,627,750
Choice Hotels International, Inc.	323	9,600
Darden Restaurants, Inc.	23,303	996,203
Dunkin’ Brands Group, Inc.*	3,880	107,476
Hyatt Hotels Corp., Class A*	400	12,548
International Game Technology	26,306	382,226
Las Vegas Sands Corp.*	66,888	2,564,486
Marriott International, Inc., Class A	47,444	1,292,375
McDonald’s Corp.	177,148	15,557,137
MGM Resorts International*	13,236	122,962
Panera Bread Co., Class A*	4,958	515,335
Royal Caribbean Cruises Ltd.	12,778	276,516
Starbucks Corp.	127,868	4,768,198
Starwood Hotels & Resorts Worldwide, Inc.	33,240	1,290,377
Wynn Resorts Ltd.	13,600	1,565,088
Yum! Brands, Inc.	79,464	3,924,727

		35,474,829

Household Durables (0.2%)
Garmin Ltd.	1,168	37,107
Harman International Industries, Inc.	7,797	222,838
Leggett & Platt, Inc.	18,250	361,168
Tempur-Pedic International, Inc.*	11,700	615,537
Tupperware Brands Corp.	10,700	575,018

		1,811,668

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	62,036	13,414,044
Expedia, Inc.	19,359	498,494
HomeAway, Inc.*	919	30,897
Netflix, Inc.*	8,994	1,017,761
priceline.com, Inc.*	8,469	3,806,477

		18,767,673

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	20,749	676,625
Mattel, Inc.	43,995	1,139,030
Polaris Industries, Inc.	11,000	549,670

		2,365,325

Media (3.1%)
AMC Networks, Inc., Class A*	9,275	296,336
Cablevision Systems Corp. - New York Group, Class A	37,000	582,010
CBS Corp., Class B	17,600	358,688
Charter Communications, Inc., Class A*	9,900	463,716
Comcast Corp., Class A	205,200	4,288,680
DIRECTV, Class A*	130,982	5,533,990
Discovery Communications, Inc., Class A*	47,500	1,786,950
DISH Network Corp., Class A*	25,600	641,536
Interpublic Group of Cos., Inc.	31,100	223,920
John Wiley & Sons, Inc., Class A	7,986	354,738
Lamar Advertising Co., Class A*	2,900	49,387
Liberty Global, Inc., Class A*	47,300	1,711,314
McGraw-Hill Cos., Inc.	42,782	1,754,062
Morningstar, Inc.	4,135	233,379
Omnicom Group, Inc.	47,934	1,765,889
Pandora Media, Inc.*	1,483	21,726
Regal Entertainment Group, Class A	4,586	53,840
Scripps Networks Interactive, Inc., Class A	15,932	592,192
Sirius XM Radio, Inc.*	673,500	1,016,985
Thomson Reuters Corp.	30,300	819,312
Time Warner Cable, Inc.	57,400	3,597,258
Viacom, Inc., Class B	99,800	3,866,252
Virgin Media, Inc.	54,100	1,317,335

		31,329,495

Multiline Retail (0.7%)
Big Lots, Inc.*	4,372	152,277
Dollar General Corp.*	16,900	638,144
Dollar Tree, Inc.*	20,916	1,571,001
Family Dollar Stores, Inc.	20,827	1,059,261
Kohl’s Corp.	41,934	2,058,959
Macy’s, Inc.	9,000	236,880
Nordstrom, Inc.	27,843	1,271,868
Target Corp.	6,201	304,097

		7,292,487

Specialty Retail (2.5%)
Aaron’s, Inc.	9,925	250,606
Abercrombie & Fitch Co., Class A	12,885	793,201
Advance Auto Parts, Inc.	12,592	731,595
AutoNation, Inc.*	3,415	111,944
AutoZone, Inc.*	4,614	1,472,743
Bed Bath & Beyond, Inc.*	42,559	2,439,056
CarMax, Inc.*	6,296	150,160
Chico’s FAS, Inc.	19,992	228,509
Dick’s Sporting Goods, Inc.*	16,037	536,598
DSW, Inc., Class A	3,400	157,012
Guess?, Inc.	10,980	312,820
Home Depot, Inc.	164,439	5,405,110
Limited Brands, Inc.	45,388	1,747,892
O’Reilly Automotive, Inc.*	23,511	1,566,538
PetSmart, Inc.	19,315	823,785
Ross Stores, Inc.	20,081	1,580,174
Sally Beauty Holdings, Inc.*	15,000	249,000
Tiffany & Co.	21,836	1,328,065
TJX Cos., Inc.	65,923	3,656,749
Tractor Supply Co.	12,300	769,365
Ulta Salon Cosmetics & Fragrance, Inc.*	7,700	479,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	20,514	$457,872
Williams-Sonoma, Inc.	9,279	285,700

		25,533,665

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	50,106	2,596,994
Deckers Outdoor Corp.*	6,600	615,516
Fossil, Inc.*	9,000	729,540
Hanesbrands, Inc.*	16,467	411,840
NIKE, Inc., Class B	60,933	5,210,381
PVH Corp.	1,564	91,087
Ralph Lauren Corp.	10,791	1,399,593
Under Armour, Inc., Class A*	6,200	411,742

		11,466,693

Total Consumer Discretionary		145,131,722

Consumer Staples (12.9%)
Beverages (4.3%)
Brown-Forman Corp., Class B	14,891	1,044,455
Coca-Cola Co.	337,181	22,779,948
Coca-Cola Enterprises, Inc.	42,392	1,054,713
Dr. Pepper Snapple Group, Inc.	37,800	1,465,884
Hansen Natural Corp.*	11,943	1,042,505
PepsiCo, Inc.	269,816	16,701,610

		44,089,115

Food & Staples Retailing (2.9%)
BJ’s Wholesale Club, Inc.*	956	48,986
Costco Wholesale Corp.	74,566	6,123,360
Kroger Co.	77,500	1,701,900
Sysco Corp.	99,536	2,577,982
Walgreen Co.	147,487	4,850,847
Wal-Mart Stores, Inc.	230,145	11,944,526
Whole Foods Market, Inc.	26,385	1,723,204

		28,970,805

Food Products (1.5%)
Bunge Ltd.	6,500	378,885
Campbell Soup Co.	22,895	741,111
ConAgra Foods, Inc.	8,700	210,714
Corn Products International, Inc.	10,500	412,020
Flowers Foods, Inc.	19,067	371,044
General Mills, Inc.	82,140	3,159,926
Green Mountain Coffee Roasters, Inc.*	21,039	1,955,365
H.J. Heinz Co.	32,111	1,620,963
Hershey Co.	19,369	1,147,419
Hormel Foods Corp.	12,400	335,048
Kellogg Co.	39,228	2,086,537
McCormick & Co., Inc. (Non-Voting)	15,488	714,926
Mead Johnson Nutrition Co.	6,378	438,998
Sara Lee Corp.	82,882	1,355,121

		14,928,077

Household Products (1.3%)
Church & Dwight Co., Inc.	14,068	621,806
Clorox Co.	1,374	91,137
Colgate-Palmolive Co.	75,284	6,676,185
Kimberly-Clark Corp.	58,725	4,170,062
Procter & Gamble Co.	31,908	2,015,948

		13,575,138

Personal Products (0.4%)
Avon Products, Inc.	73,410	1,438,836
Estee Lauder Cos., Inc., Class A	19,237	1,689,778
Herbalife Ltd.	20,392	1,093,011

		4,221,625

Tobacco (2.5%)
Altria Group, Inc.	266,478	7,144,275
Philip Morris International, Inc.	274,702	17,135,911
Reynolds American, Inc.	17,400	652,152

		24,932,338

Total Consumer Staples		130,717,098

Energy (10.2%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*	2,717	93,356
Baker Hughes, Inc.	29,500	1,361,720
Cameron International Corp.*	30,833	1,280,803
CARBO Ceramics, Inc.	3,300	338,349
Core Laboratories N.V.	7,800	700,674
Diamond Offshore Drilling, Inc.	5,585	305,723
Dresser-Rand Group, Inc.*	13,630	552,424
FMC Technologies, Inc.*	41,032	1,542,803
Halliburton Co.	156,100	4,764,172
Helmerich & Payne, Inc.	15,100	613,060
McDermott International, Inc.*	35,004	376,643
Oceaneering International, Inc.	18,500	653,790
Oil States International, Inc.*	7,400	376,808
Patterson-UTI Energy, Inc.	2,900	50,286
Rowan Cos., Inc.*	3,577	107,989
RPC, Inc.	7,300	119,136
Schlumberger Ltd.	231,627	13,835,081
Superior Energy Services, Inc.*	13,600	356,864
Tidewater, Inc.	600	25,230

		27,454,911

Oil, Gas & Consumable Fuels (7.5%)
Alpha Natural Resources, Inc.*	21,642	382,847
Anadarko Petroleum Corp.	12,900	813,345
Apache Corp.	18,900	1,516,536
Arch Coal, Inc.	3,800	55,404
Brigham Exploration Co.*	19,900	502,674
Cabot Oil & Gas Corp.	17,800	1,101,998
Chevron Corp.	19,600	1,813,392
Cimarex Energy Co.	3,900	217,230
Cobalt International Energy, Inc.*	18,800	144,948
Concho Resources, Inc.*	17,700	1,259,178
Consol Energy, Inc.	38,691	1,312,786
Continental Resources, Inc.*	7,195	348,022
Denbury Resources, Inc.*	57,100	656,650
El Paso Corp.	123,457	2,158,029
EOG Resources, Inc.	45,800	3,252,258
EQT Corp.	9,013	480,934
EXCO Resources, Inc.	23,249	249,229
Exxon Mobil Corp.	620,486	45,065,898
Forest Oil Corp.*	15,203	218,923
HollyFrontier Corp.	32,576	854,143
Kinder Morgan, Inc.	19,900	515,211
Kosmos Energy Ltd.*	4,700	55,037
Murphy Oil Corp.	5,000	220,800
Newfield Exploration Co.*	13,200	523,908
Noble Energy, Inc.	6,100	431,880
Occidental Petroleum Corp.	40,000	2,860,000
Peabody Energy Corp.	46,200	1,565,256
Pioneer Natural Resources Co.	16,200	1,065,474
QEP Resources, Inc.	23,600	638,852
Quicksilver Resources, Inc.*	1,326	10,051
Range Resources Corp.	27,442	1,604,259
SandRidge Energy, Inc.*	69,900	388,644
SM Energy Co.	8,762	531,415
Southwestern Energy Co.*	59,372	1,978,869
Ultra Petroleum Corp.*	26,100	723,492
Whiting Petroleum Corp.*	20,000	701,600

		76,219,172

Total Energy		103,674,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (3.8%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	6,386	$498,427
BlackRock, Inc.	7,227	1,069,668
Charles Schwab Corp.	178,694	2,013,881
Eaton Vance Corp.	20,260	451,190
Federated Investors, Inc., Class B	12,430	217,898
Franklin Resources, Inc.	24,777	2,369,672
Greenhill & Co., Inc.	5,043	144,179
Lazard Ltd., Class A	18,924	399,297
LPL Investment Holdings, Inc.*	4,910	124,812
SEI Investments Co.	24,875	382,578
T. Rowe Price Group, Inc.	44,336	2,117,931
TD Ameritrade Holding Corp.	37,343	549,129
Waddell & Reed Financial, Inc., Class A	14,679	367,122

		10,705,784

Commercial Banks (0.2%)
Wells Fargo & Co.	58,700	1,415,844

Consumer Finance (0.5%)
American Express Co.	108,486	4,871,021
Discover Financial Services	9,200	211,048
Green Dot Corp., Class A*	3,750	117,450

		5,199,519

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,930	218,517
IntercontinentalExchange, Inc.*	12,575	1,487,120
Moody’s Corp.	34,002	1,035,361
MSCI, Inc., Class A*	20,491	621,492
NASDAQ OMX Group, Inc.*	2,555	59,123
NYSE Euronext	13,727	319,015

		3,740,628

Insurance (0.0%)
Erie Indemnity Co., Class A	4,743	337,607
Validus Holdings Ltd.	1,787	44,532

		382,139

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co. (REIT), Class A	13,800	305,256
Boston Properties, Inc. (REIT)	20,400	1,817,640
Camden Property Trust (REIT)	8,600	475,236
Corporate Office Properties Trust/Maryland (REIT)	3,800	82,764
Digital Realty Trust, Inc. (REIT)	16,241	895,853
Equity Residential (REIT)	3,700	191,919
Essex Property Trust, Inc. (REIT)	3,100	372,124
Federal Realty Investment Trust (REIT)	8,081	665,955
Macerich Co. (REIT)	8,000	341,040
Plum Creek Timber Co., Inc. (REIT)	16,639	577,540
Public Storage (REIT)	22,562	2,512,279
Rayonier, Inc. (REIT)	20,794	765,011
Simon Property Group, Inc. (REIT)	40,961	4,504,891
UDR, Inc. (REIT)	2,800	61,992
Ventas, Inc. (REIT)	26,300	1,299,220
Vornado Realty Trust (REIT)	3,500	261,170
Weyerhaeuser Co. (REIT)	26,600	413,630

		15,543,520

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	49,843	670,887
Jones Lang LaSalle, Inc.	5,700	295,317

		966,204

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,068	45,665
People’s United Financial, Inc.	12,000	136,800

		182,465

Total Financials		38,136,103

Health Care (11.0%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	31,390	2,010,843
Amylin Pharmaceuticals, Inc.*	22,251	205,377
Biogen Idec, Inc.*	41,300	3,847,095
BioMarin Pharmaceutical, Inc.*	18,849	600,718
Celgene Corp.*	79,007	4,892,113
Dendreon Corp.*	24,810	223,290
Gilead Sciences, Inc.*	134,337	5,212,276
Human Genome Sciences, Inc.*	32,300	409,887
Myriad Genetics, Inc.*	14,534	272,367
Pharmasset, Inc.*	12,700	1,046,099
Regeneron Pharmaceuticals, Inc.*	12,400	721,680
United Therapeutics Corp.*	8,852	331,861
Vertex Pharmaceuticals, Inc.*	31,107	1,385,506

		21,159,112

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	87,656	4,921,008
Becton, Dickinson and Co.	37,392	2,741,582
C.R. Bard, Inc.	14,624	1,280,185
CareFusion Corp.*	11,900	285,005
Cooper Cos., Inc.	2,100	166,215
Covidien plc	45,200	1,993,320
DENTSPLY International, Inc.	9,732	298,675
Edwards Lifesciences Corp.*	19,546	1,393,239
Gen-Probe, Inc.*	8,232	471,282
Hill-Rom Holdings, Inc.	9,717	291,704
IDEXX Laboratories, Inc.*	9,847	679,148
Intuitive Surgical, Inc.*	6,721	2,448,326
Kinetic Concepts, Inc.*	8,593	566,193
Medtronic, Inc.	157,634	5,239,754
ResMed, Inc.*	26,032	749,461
Sirona Dental Systems, Inc.*	9,500	402,895
St. Jude Medical, Inc.	56,154	2,032,213
Stryker Corp.	53,491	2,521,031
Thoratec Corp.*	9,700	316,608
Varian Medical Systems, Inc.*	19,990	1,042,678

		29,840,522

Health Care Providers & Services (1.9%)
AMERIGROUP Corp.*	5,000	195,050
AmerisourceBergen Corp.	46,708	1,740,807
Brookdale Senior Living, Inc.*	14,400	180,576
Cardinal Health, Inc.	29,900	1,252,212
Catalyst Health Solutions, Inc.*	7,300	421,137
DaVita, Inc.*	16,298	1,021,396
Express Scripts, Inc.*	83,292	3,087,634
HCA Holdings, Inc.*	13,700	276,192
Health Management Associates, Inc., Class A*	43,206	298,985
Henry Schein, Inc.*	8,352	517,907
Laboratory Corp. of America Holdings*	17,096	1,351,439
Lincare Holdings, Inc.	16,108	362,430
McKesson Corp.	43,071	3,131,262
Medco Health Solutions, Inc.*	68,249	3,200,196
MEDNAX, Inc.*	8,237	515,966
Patterson Cos., Inc.	6,974	199,666
Quest Diagnostics, Inc.	24,646	1,216,526
Tenet Healthcare Corp.*	4,512	18,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	15,416	$524,144

		19,512,160

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	26,112	470,538
Cerner Corp.*	24,220	1,659,555
Emdeon, Inc., Class A*	200	3,758
SXC Health Solutions Corp.*	10,600	590,420

		2,724,271

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.*	59,347	1,854,594
Bruker Corp.*	14,400	194,832
Charles River Laboratories International, Inc.*	8,727	249,767
Covance, Inc.*	10,345	470,180
Illumina, Inc.*	20,991	858,952
Life Technologies Corp.*	2,624	100,840
Mettler-Toledo International, Inc.*	5,547	776,358
Pharmaceutical Product Development, Inc.	16,989	435,938
Techne Corp.	6,354	432,135
Waters Corp.*	15,642	1,180,815

		6,554,411

Pharmaceuticals (3.1%)
Abbott Laboratories, Inc.	249,106	12,739,281
Allergan, Inc.	52,044	4,287,384
Eli Lilly and Co.	57,732	2,134,352
Endo Pharmaceuticals Holdings, Inc.*	19,800	554,202
Hospira, Inc.*	24,028	889,036
Johnson & Johnson	95,414	6,078,826
Mylan, Inc.*	67,823	1,152,991
Perrigo Co.	14,189	1,377,894
Warner Chilcott plc, Class A*	26,300	376,090
Watson Pharmaceuticals, Inc.*	20,400	1,392,300

		30,982,356

Total Health Care		110,772,832

Industrials (12.0%)
Aerospace & Defense (3.3%)
Alliant Techsystems, Inc.	339	18,479
BE Aerospace, Inc.*	15,600	516,516
Boeing Co.	111,771	6,763,263
Goodrich Corp.	8,699	1,049,795
Honeywell International, Inc.	134,291	5,896,718
Lockheed Martin Corp.	42,631	3,096,716
Precision Castparts Corp.	24,527	3,812,967
Rockwell Collins, Inc.	26,270	1,386,005
Spirit AeroSystems Holdings, Inc., Class A*	4,047	64,550
Textron, Inc.	2,700	47,628
TransDigm Group, Inc.*	8,553	698,523
United Technologies Corp.	147,782	10,397,942

		33,749,102

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	28,258	1,934,825
Expeditors International of Washington, Inc.	36,276	1,470,992
FedEx Corp.	3,100	209,808
United Parcel Service, Inc., Class B	125,359	7,916,421
UTi Worldwide, Inc.	15,768	205,615

		11,737,661

Airlines (0.2%)
AMR Corp.*	26,709	79,059
Copa Holdings S.A., Class A	4,298	263,338
Delta Air Lines, Inc.*	86,689	650,167
Southwest Airlines Co.	23,745	190,910
United Continental Holdings, Inc.*	48,187	933,864

		2,117,338

Building Products (0.1%)
Armstrong World Industries, Inc.	331	11,400
Lennox International, Inc.	9,068	233,773
Masco Corp.	61,075	434,854

		680,027

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	1,126	28,240
Copart, Inc.*	10,127	396,168
Covanta Holding Corp.	1,300	19,747
Iron Mountain, Inc.	30,704	970,861
KAR Auction Services, Inc.*	900	10,899
Stericycle, Inc.*	14,671	1,184,243
Waste Connections, Inc.	16,944	573,046

		3,183,204

Construction & Engineering (0.2%)
AECOM Technology Corp.*	9,026	159,489
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,800	280,574
Fluor Corp.	29,779	1,386,213
KBR, Inc.	1,600	37,808

		1,864,084

Electrical Equipment (1.0%)
AMETEK, Inc.	27,382	902,785
Babcock & Wilcox Co.*	20,002	391,039
Cooper Industries plc	18,400	848,608
Emerson Electric Co.	128,271	5,298,875
General Cable Corp.*	4,600	107,410
GrafTech International Ltd.*	1,100	13,970
Polypore International, Inc.*	6,700	378,684
Rockwell Automation, Inc.	24,612	1,378,272
Roper Industries, Inc.	16,373	1,128,263
Thomas & Betts Corp.*	2,153	85,926

		10,533,832

Industrial Conglomerates (1.1%)
3M Co.	107,141	7,691,652
Carlisle Cos., Inc.	811	25,855
Danaher Corp.	93,738	3,931,372

		11,648,879

Machinery (3.2%)
Caterpillar, Inc.	110,095	8,129,415
Cummins, Inc.	33,486	2,734,467
Deere & Co.	71,647	4,626,247
Donaldson Co., Inc.	12,990	711,852
Dover Corp.	24,779	1,154,701
Eaton Corp.	22,000	781,000
Flowserve Corp.	8,723	645,502
Gardner Denver, Inc.	8,900	565,595
Graco, Inc.	10,316	352,188
Harsco Corp.	1,163	22,551
IDEX Corp.	12,676	394,984
Illinois Tool Works, Inc.	71,100	2,957,760
Ingersoll-Rand plc	44,800	1,258,432
Joy Global, Inc.	17,928	1,118,349
Kennametal, Inc.	1,600	52,384
Lincoln Electric Holdings, Inc.	8,800	255,288
Manitowoc Co., Inc.	22,400	150,304
Navistar International Corp.*	6,695	215,043
Nordson Corp.	10,300	409,322
PACCAR, Inc.	62,391	2,110,064
Pall Corp.	19,768	838,163
Parker Hannifin Corp.	11,400	719,682
Snap-on, Inc.	1,800	79,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SPX Corp.	2,400	$108,744
Timken Co.	12,600	413,532
Toro Co.	5,263	259,308
Valmont Industries, Inc.	3,868	301,472
WABCO Holdings, Inc.*	11,547	437,169
Wabtec Corp.	8,217	434,433

		32,237,871

Marine (0.0%)
Kirby Corp.*	6,488	341,528

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,440	517,035
Equifax, Inc.	1,100	33,814
IHS, Inc., Class A*	8,417	629,676
Nielsen Holdings N.V.*	11,791	307,509
Robert Half International, Inc.	25,005	530,606
Towers Watson & Co., Class A	2,000	119,560
Verisk Analytics, Inc., Class A*	16,991	590,777

		2,728,977

Road & Rail (0.7%)
Con-way, Inc.	828	18,324
CSX Corp.	188,200	3,513,694
Hertz Global Holdings, Inc.*	41,700	371,130
J.B. Hunt Transport Services, Inc.	15,570	562,388
Kansas City Southern*	14,069	702,887
Landstar System, Inc.	8,166	323,047
Union Pacific Corp.	13,674	1,116,756

		6,608,226

Trading Companies & Distributors (0.4%)
Fastenal Co.	50,308	1,674,250
MSC Industrial Direct Co., Class A	7,577	427,797
W.W. Grainger, Inc.	9,746	1,457,417
WESCO International, Inc.*	3,476	116,620

		3,676,084

Total Industrials		121,106,813

Information Technology (28.6%)
Communications Equipment (1.9%)
Acme Packet, Inc.*	9,100	387,569
Ciena Corp.*	16,197	181,406
F5 Networks, Inc.*	13,840	983,332
Harris Corp.	5,839	199,519
JDS Uniphase Corp.*	38,587	384,712
Juniper Networks, Inc.*	90,909	1,569,089
Polycom, Inc.*	30,100	552,937
QUALCOMM, Inc.	284,939	13,856,584
Riverbed Technology, Inc.*	26,100	520,956

		18,636,104

Computers & Peripherals (7.2%)
Apple, Inc.*	157,822	60,158,590
Dell, Inc.*	205,860	2,912,919
EMC Corp.*	351,152	7,370,680
Fusion-io, Inc.*	1,546	29,374
NCR Corp.*	21,212	358,271
NetApp, Inc.*	62,726	2,128,920
QLogic Corp.*	14,517	184,076

		73,142,830

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	30,032	1,224,405
Arrow Electronics, Inc.*	2,692	74,784
Dolby Laboratories, Inc., Class A*	8,974	246,247
FLIR Systems, Inc.	27,206	681,510
IPG Photonics Corp.*	4,700	204,168
Jabil Circuit, Inc.	27,118	482,429
National Instruments Corp.	15,470	353,644
Trimble Navigation Ltd.*	20,884	700,658

		3,967,845

Internet Software & Services (2.8%)
Akamai Technologies, Inc.*	28,923	574,989
eBay, Inc.*	107,376	3,166,518
Equinix, Inc.*	8,021	712,505
Google, Inc., Class A*	42,992	22,114,225
LinkedIn Corp., Class A*	1,600	124,928
Rackspace Hosting, Inc.*	17,600	600,864
VeriSign, Inc.	28,741	822,280
VistaPrint N.V.*	6,800	183,804
WebMD Health Corp.*	10,017	302,013

		28,602,126

IT Services (6.6%)
Accenture plc, Class A	110,200	5,805,336
Alliance Data Systems Corp.*	8,740	810,198
Automatic Data Processing, Inc.	85,300	4,021,895
Booz Allen Hamilton Holding Corp.*	1,798	26,736
Broadridge Financial Solutions, Inc.	19,787	398,510
Cognizant Technology Solutions Corp., Class A*	51,907	3,254,569
DST Systems, Inc.	889	38,965
Fiserv, Inc.*	19,629	996,564
FleetCor Technologies, Inc.*	2,524	66,280
Gartner, Inc.*	16,600	578,842
Genpact Ltd.*	16,654	239,651
Global Payments, Inc.	13,656	551,566
International Business Machines Corp.	206,756	36,188,503
Lender Processing Services, Inc.	14,675	200,901
Mastercard, Inc., Class A	18,312	5,807,834
NeuStar, Inc., Class A*	12,550	315,507
Paychex, Inc.	50,680	1,336,432
SAIC, Inc.*	15,839	187,059
Teradata Corp.*	28,851	1,544,394
VeriFone Systems, Inc.*	17,400	609,348
Visa, Inc., Class A	28,827	2,471,050
Western Union Co.	107,855	1,649,103

		67,099,243

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	9,307	287,958

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	104,823	532,501
Altera Corp.	54,956	1,732,763
Analog Devices, Inc.	51,099	1,596,844
Applied Materials, Inc.	14,100	145,935
Atmel Corp.*	73,000	589,110
Avago Technologies Ltd.	32,600	1,068,302
Broadcom Corp., Class A*	91,437	3,043,938
Cree, Inc.*	1,103	28,656
Cypress Semiconductor Corp.*	28,651	428,905
First Solar, Inc.*	10,166	642,593
Freescale Semiconductor Holdings I Ltd.*	4,600	50,738
Intersil Corp., Class A	10,579	108,858
KLA-Tencor Corp.	22,100	845,988
Lam Research Corp.*	21,198	805,100
Linear Technology Corp.	38,815	1,073,235
LSI Corp.*	29,500	152,810
Maxim Integrated Products, Inc.	50,378	1,175,319
MEMC Electronic Materials, Inc.*	23,264	121,903
Microchip Technology, Inc.	32,517	1,011,604
NVIDIA Corp.*	102,451	1,280,637
ON Semiconductor Corp.*	75,837	543,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PMC-Sierra, Inc.*	2,200	$13,156
Silicon Laboratories, Inc.*	6,793	227,633
Skyworks Solutions, Inc.*	32,200	577,668
Texas Instruments, Inc.	125,831	3,353,396
Varian Semiconductor Equipment Associates, Inc.*	12,858	786,267
Xilinx, Inc.	45,263	1,242,017

		23,179,627

Software (7.4%)
Adobe Systems, Inc.*	86,034	2,079,442
ANSYS, Inc.*	15,712	770,516
Ariba, Inc.*	16,400	454,444
Autodesk, Inc.*	39,180	1,088,420
BMC Software, Inc.*	30,119	1,161,389
Cadence Design Systems, Inc.*	45,900	424,116
Citrix Systems, Inc.*	32,129	1,751,994
Compuware Corp.*	27,300	209,118
Electronic Arts, Inc.*	56,729	1,160,108
FactSet Research Systems, Inc.	7,869	700,105
Fortinet, Inc.*	20,400	342,720
Informatica Corp.*	18,000	737,100
Intuit, Inc.*	51,629	2,449,280
MICROS Systems, Inc.*	13,814	606,573
Microsoft Corp.#	1,266,449	31,521,916
Nuance Communications, Inc.*	40,598	826,575
Oracle Corp.	655,531	18,839,961
Red Hat, Inc.*	32,951	1,392,509
Rovi Corp.*	19,293	829,213
Salesforce.com, Inc.*	22,896	2,616,555
Solera Holdings, Inc.	12,100	611,050
Symantec Corp.*	128,939	2,101,706
Synopsys, Inc.*	1,652	40,243
TIBCO Software, Inc.*	28,300	633,637
VMware, Inc., Class A*	14,466	1,162,777

		74,511,467

Total Information Technology		289,427,200

Materials (5.1%)
Chemicals (3.6%)
Air Products and Chemicals, Inc.	36,192	2,763,983
Airgas, Inc.	13,400	855,188
Albemarle Corp.	15,682	633,553
Celanese Corp.	26,692	868,291
CF Industries Holdings, Inc.	10,194	1,257,838
E.I. du Pont de Nemours & Co.	158,521	6,336,084
Eastman Chemical Co.	12,100	829,213
Ecolab, Inc.	39,568	1,934,479
FMC Corp.	12,229	845,757
Huntsman Corp.	6,400	61,888
International Flavors & Fragrances, Inc.	13,766	773,924
Intrepid Potash, Inc.*	8,900	221,343
Kronos Worldwide, Inc.	3,700	59,496
LyondellBasell Industries N.V., Class A	3,600	87,948
Monsanto Co.	91,468	5,491,739
Mosaic Co.	47,070	2,305,018
Nalco Holding Co.	21,011	734,965
PPG Industries, Inc.	27,000	1,907,820
Praxair, Inc.	51,768	4,839,273
Rockwood Holdings, Inc.*	11,100	373,959
Scotts Miracle-Gro Co., Class A	6,693	298,508
Sherwin-Williams Co.	15,371	1,142,373
Sigma-Aldrich Corp.	20,824	1,286,715
Solutia, Inc.*	20,800	267,280
Valspar Corp.	2,000	62,420
W.R. Grace & Co.*	11,300	376,290
Westlake Chemical Corp.	700	23,996

		36,639,341

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,636	229,868

Containers & Packaging (0.3%)
Ball Corp.	28,624	887,916
Crown Holdings, Inc.*	26,603	814,318
Packaging Corp. of America	15,700	365,810
Rock-Tenn Co., Class A	11,800	574,424
Silgan Holdings, Inc.	8,400	308,616
Temple-Inland, Inc.	4,800	150,576

		3,101,660

Metals & Mining (1.1%)
AK Steel Holding Corp.	3,700	24,198
Allegheny Technologies, Inc.	18,100	669,519
Allied Nevada Gold Corp.*	15,200	544,312
Carpenter Technology Corp.	7,500	336,675
Cliffs Natural Resources, Inc.	24,979	1,278,176
Compass Minerals International, Inc.	5,619	375,237
Freeport-McMoRan Copper & Gold, Inc.	161,704	4,923,887
Molycorp, Inc.*	9,600	315,552
Reliance Steel & Aluminum Co.	1,800	61,218
Royal Gold, Inc.	9,322	597,167
Schnitzer Steel Industries, Inc., Class A	1,053	38,750
Southern Copper Corp.	28,922	722,761
Steel Dynamics, Inc.	27,100	268,832
Titanium Metals Corp.	7,700	115,346
Walter Energy, Inc.	10,599	636,046

		10,907,676

Paper & Forest Products (0.1%)
International Paper Co.	15,800	367,350

Total Materials		51,245,895

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.5%)
tw telecom, Inc.*	21,957	362,730
Verizon Communications, Inc.	109,100	4,014,880
Windstream Corp.	48,280	562,945

		4,940,555

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	67,720	3,643,336
Clearwire Corp., Class A*	26,500	61,745
Crown Castle International Corp.*	49,564	2,015,768
MetroPCS Communications, Inc.*	47,379	412,671
NII Holdings, Inc.*	25,389	684,233
SBA Communications Corp., Class A*	19,318	666,085

		7,483,838

Total Telecommunication Services		12,424,393

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,733	676,196

Gas Utilities (0.0%)
National Fuel Gas Co.	2,100	102,228
Oneok, Inc.	1,400	92,456

		194,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.0%)
Aqua America, Inc.	2,400	$51,768

Total Utilities		922,648

Total Common Stocks (99.2%) (Cost $761,786,630)		1,003,558,787

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $2,730)	515	808

Total Investments (99.2%) (Cost $761,789,360)		1,003,559,595
Other Assets Less Liabilities (0.8%)		7,881,128

Net Assets (100%)		$1,011,440,723

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,033,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	126	December-11	$7,341,645	$7,093,800	$(247,845)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$145,131,722	$—	$—	$145,131,722
Consumer Staples	130,717,098	—	—	130,717,098
Energy	103,674,083	—	—	103,674,083
Financials	38,136,103	—	—	38,136,103
Health Care	110,772,832	—	—	110,772,832
Industrials	121,106,813	—	—	121,106,813
Information Technology	289,427,200	—	—	289,427,200
Materials	51,245,895	—	—	51,245,895
Telecommunication Services	12,424,393	—	—	12,424,393
Utilities	922,648	—	—	922,648
Rights
Health Care	808	—	—	808

Total Assets	$1,003,559,595	$—	$—	$1,003,559,595

Liabilities:
Futures	$(247,845)	$—	$—	$(247,845)

Total Liabilities	$(247,845)	$—	$—	$(247,845)

Total	$1,003,311,750	$—	$—	$1,003,311,750

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$207,027,152
Net Proceeds of Sales and Redemptions:
Stocks	$300,913,854

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,635,546
Aggregate gross unrealized depreciation	(35,652,707)

Net unrealized appreciation	$233,982,839

Federal income tax cost of investments	$769,576,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (0.1%)
BorgWarner, Inc.*	17,920	$1,084,698
Gentex Corp.	23,364	561,904
Goodyear Tire & Rubber Co.*	39,964	403,237
Johnson Controls, Inc.	28,085	740,601
Visteon Corp.*	464	19,952
		2,810,392
Automobiles (0.3%)
Ford Motor Co.*	342,003	3,307,169
Harley-Davidson, Inc.	38,665	1,327,369
Tesla Motors, Inc.*	8,833	215,437
		4,849,975
Distributors (0.0%)
Genuine Parts Co.	7,033	357,276
LKQ Corp.*	23,881	576,965
		934,241
Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	19,748	782,218
DeVry, Inc.	9,151	338,221
H&R Block, Inc.	29,385	391,115
ITT Educational Services, Inc.*	4,581	263,774
Weight Watchers International, Inc.	4,744	276,338
		2,051,666
Hotels, Restaurants & Leisure (5.7%)
Bally Technologies, Inc.*	6,568	177,205
Brinker International, Inc.	12,803	267,839
Chipotle Mexican Grill, Inc.*	39,529	11,975,311
Choice Hotels International, Inc.	406	12,066
Darden Restaurants, Inc.	22,322	954,265
Dunkin’ Brands Group, Inc.*	3,428	94,956
Hyatt Hotels Corp., Class A*	376	11,795
International Game Technology	25,223	366,490
Las Vegas Sands Corp.*	64,175	2,460,470
Marriott International, Inc., Class A	45,518	1,239,910
McDonald’s Corp.	390,472	34,291,251
MGM Resorts International*	12,762	118,559
Panera Bread Co., Class A*	4,750	493,715
Royal Caribbean Cruises Ltd.	12,331	266,843
Starbucks Corp.	709,491	26,456,919
Starwood Hotels & Resorts Worldwide, Inc.	31,922	1,239,212
Wynn Resorts Ltd.	214,340	24,666,247
Yum! Brands, Inc.	76,178	3,762,431
		108,855,484
Household Durables (0.1%)
Garmin Ltd.	1,163	36,949
Harman International Industries, Inc.	7,555	215,922
Leggett & Platt, Inc.	17,571	347,730
Tempur-Pedic International, Inc.*	11,204	589,442
Tupperware Brands Corp.	10,206	548,470
		1,738,513
Internet & Catalog Retail (3.2%)
Amazon.com, Inc.*	151,352	32,726,843
Expedia, Inc.	18,620	479,465
HomeAway, Inc.*	708	23,803
Netflix, Inc.*	8,594	972,497
priceline.com, Inc.*	59,399	26,697,475
		60,900,083
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,934	650,048
Mattel, Inc.	42,265	1,094,241
Polaris Industries, Inc.	10,600	529,682
		2,273,971
Media (2.8%)
AMC Networks, Inc., Class A*	8,887	283,940
British Sky Broadcasting Group plc	872,244	8,955,062
Cablevision Systems Corp. - New York Group, Class A	35,548	559,170
CBS Corp., Class B	16,971	345,869
Charter Communications, Inc., Class A*	9,483	444,184
Comcast Corp., Class A	196,748	4,112,033
DIRECTV, Class A*	125,626	5,307,698
Discovery Communications, Inc., Class A*	45,584	1,714,870
DISH Network Corp., Class A*	24,602	616,526
Interpublic Group of Cos., Inc.	29,907	215,330
John Wiley & Sons, Inc., Class A	7,626	338,747
Lamar Advertising Co., Class A*	2,854	48,604
Liberty Global, Inc., Class A*	45,357	1,641,016
McGraw-Hill Cos., Inc.	41,036	1,682,476
Morningstar, Inc.	3,994	225,421
Omnicom Group, Inc.	46,002	1,694,714
Pandora Media, Inc.*	1,059	15,514
Regal Entertainment Group, Class A	4,424	51,938
Scripps Networks Interactive, Inc., Class A	15,327	569,705
Sirius XM Radio, Inc.*	645,824	975,194
Thomson Reuters Corp.	29,056	785,674
Time Warner Cable, Inc.	55,044	3,449,607
Time Warner, Inc.	496,701	14,886,129
Viacom, Inc., Class B	95,739	3,708,929
Virgin Media, Inc.	51,919	1,264,228
		53,892,578
Multiline Retail (1.0%)
Big Lots, Inc.*	4,018	139,947
Dollar General Corp.*	330,280	12,471,373
Dollar Tree, Inc.*	20,007	1,502,726
Family Dollar Stores, Inc.	20,011	1,017,759
Kohl’s Corp.	37,537	1,843,067
Macy’s, Inc.	8,649	227,641
Nordstrom, Inc.	26,685	1,218,971
Target Corp.	5,976	293,063
		18,714,547
Specialty Retail (2.0%)
Aaron’s, Inc.	9,554	241,238
Abercrombie & Fitch Co., Class A	12,358	760,758
Advance Auto Parts, Inc.	12,066	701,035
AutoNation, Inc.*	3,151	103,290
AutoZone, Inc.*	4,361	1,391,988
Bed Bath & Beyond, Inc.*	40,766	2,336,299
CarMax, Inc.*	6,098	145,437
Chico’s FAS, Inc.	19,202	219,479
Dick’s Sporting Goods, Inc.*	15,416	515,819
DSW, Inc., Class A	3,274	151,193
Guess?, Inc.	10,609	302,250
Home Depot, Inc.	157,665	5,182,449
Limited Brands, Inc.	41,087	1,582,260
O’Reilly Automotive, Inc.*	22,562	1,503,306
PetSmart, Inc.	18,553	791,285
Ross Stores, Inc.	19,227	1,512,973
Sally Beauty Holdings, Inc.*	14,406	239,140
Tiffany & Co.	20,899	1,271,077
TJX Cos., Inc.	301,178	16,706,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	11,825	$739,654
Ulta Salon Cosmetics & Fragrance, Inc.*	7,424	461,996
Urban Outfitters, Inc.*	19,682	439,302
Williams-Sonoma, Inc.	8,950	275,571
		37,574,143
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	48,038	2,489,809
Deckers Outdoor Corp.*	6,332	590,522
Fossil, Inc.*	8,564	694,198
Hanesbrands, Inc.*	15,802	395,208
NIKE, Inc., Class B	98,766	8,445,481
PVH Corp.	1,457	84,856
Ralph Lauren Corp.	10,277	1,332,927
Under Armour, Inc., Class A*	5,960	395,804
		14,428,805
Total Consumer Discretionary		309,024,398
Consumer Staples (7.4%)
Beverages (2.2%)
Brown-Forman Corp., Class B	14,309	1,003,633
Coca-Cola Co.	323,243	21,838,297
Coca-Cola Enterprises, Inc.	40,745	1,013,736
Dr. Pepper Snapple Group, Inc.	36,225	1,404,805
Hansen Natural Corp.*	11,458	1,000,169
PepsiCo, Inc.	258,620	16,008,578
		42,269,218
Food & Staples Retailing (1.5%)
BJ’s Wholesale Club, Inc.*	901	46,167
Costco Wholesale Corp.	71,480	5,869,938
Kroger Co.	74,333	1,632,353
Sysco Corp.	95,310	2,468,529
Walgreen Co.	141,401	4,650,679
Wal-Mart Stores, Inc.	220,657	11,452,098
Whole Foods Market, Inc.	25,304	1,652,604
		27,772,368
Food Products (1.6%)
Bunge Ltd.	6,196	361,165
Campbell Soup Co.	21,981	711,525
ConAgra Foods, Inc.	8,441	204,441
Corn Products International, Inc.	10,095	396,128
Flowers Foods, Inc.	18,309	356,293
General Mills, Inc.	78,764	3,030,051
Green Mountain Coffee Roasters, Inc.*	20,105	1,868,559
H.J. Heinz Co.	30,756	1,552,563
Hershey Co.	18,556	1,099,257
Hormel Foods Corp.	11,935	322,484
Kellogg Co.	37,643	2,002,231
McCormick & Co., Inc. (Non-Voting)	14,834	684,737
Mead Johnson Nutrition Co.	241,170	16,599,731
Sara Lee Corp.	79,472	1,299,367
		30,488,532
Household Products (0.7%)
Church & Dwight Co., Inc.	13,544	598,645
Clorox Co.	1,266	83,974
Colgate-Palmolive Co.	72,155	6,398,705
Kimberly-Clark Corp.	56,314	3,998,857
Procter & Gamble Co.	30,603	1,933,498
		13,013,679
Personal Products (0.2%)
Avon Products, Inc.	70,395	1,379,742
Estee Lauder Cos., Inc., Class A	18,465	1,621,966
Herbalife Ltd.	19,514	1,045,950
		4,047,658
Tobacco (1.2%)
Altria Group, Inc.	255,520	6,850,491
Philip Morris International, Inc.	263,334	16,426,775
Reynolds American, Inc.	16,733	627,153
		23,904,419
Total Consumer Staples		141,495,874
Energy (7.4%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	2,656	91,260
Baker Hughes, Inc.	28,307	1,306,651
Cameron International Corp.*	29,552	1,227,590
CARBO Ceramics, Inc.	3,140	321,944
Core Laboratories N.V.	7,466	670,671
Diamond Offshore Drilling, Inc.	5,319	291,162
Dresser-Rand Group, Inc.*	13,058	529,241
FMC Technologies, Inc.*	39,321	1,478,470
Halliburton Co.	607,250	18,533,270
Helmerich & Payne, Inc.	14,461	587,117
McDermott International, Inc.*	33,594	361,471
Oceaneering International, Inc.	17,765	627,815
Oil States International, Inc.*	7,052	359,088
Patterson-UTI Energy, Inc.	2,816	48,829
Rowan Cos., Inc.*	3,449	104,125
RPC, Inc.	7,027	114,681
Schlumberger Ltd.	222,017	13,261,075
Superior Energy Services, Inc.*	13,041	342,196
Tidewater, Inc.	549	23,086
		40,279,742
Oil, Gas & Consumable Fuels (5.3%)
Alpha Natural Resources, Inc.*	20,801	367,970
Anadarko Petroleum Corp.	88,781	5,597,642
Apache Corp.	18,071	1,450,017
Arch Coal, Inc.	3,668	53,479
Brigham Exploration Co.*	19,164	484,083
Cabot Oil & Gas Corp.	17,097	1,058,475
Chevron Corp.	18,751	1,734,842
Cimarex Energy Co.	3,723	207,371
Cobalt International Energy, Inc.*	18,053	139,189
Concho Resources, Inc.*	16,918	1,203,547
Consol Energy, Inc.	37,087	1,258,362
Continental Resources, Inc.*	6,857	331,673
Denbury Resources, Inc.*	54,788	630,062
El Paso Corp.	118,405	2,069,719
EOG Resources, Inc.	43,923	3,118,972
EQT Corp.	8,617	459,803
EXCO Resources, Inc.	22,337	239,453
Exxon Mobil Corp.	594,809	43,200,978
Forest Oil Corp.*	14,606	210,326
HollyFrontier Corp.	31,242	819,165
Kinder Morgan, Inc.	397,913	10,301,968
Kosmos Energy Ltd.*	4,542	53,187
Murphy Oil Corp.	4,847	214,043
Newfield Exploration Co.*	12,700	504,063
Noble Energy, Inc.	5,807	411,136
Occidental Petroleum Corp.	225,649	16,133,903
Peabody Energy Corp.	44,301	1,500,918
Pioneer Natural Resources Co.	15,496	1,019,172
QEP Resources, Inc.	22,710	614,760
Quicksilver Resources, Inc.*	1,354	10,263
Range Resources Corp.	26,299	1,537,440
SandRidge Energy, Inc.*	67,110	373,132
SM Energy Co.	8,416	510,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Southwestern Energy Co.*	56,928	$1,897,410
Ultra Petroleum Corp.*	25,028	693,776
Whiting Petroleum Corp.*	19,209	673,852

		101,084,581

Total Energy		141,364,323

Financials (2.7%)
Capital Markets (0.5%)
Affiliated Managers Group, Inc.*	6,082	474,700
BlackRock, Inc.	7,011	1,037,698
Charles Schwab Corp.	170,920	1,926,269
Eaton Vance Corp.	19,442	432,973
Federated Investors, Inc., Class B	11,990	210,185
Franklin Resources, Inc.	23,705	2,267,146
Greenhill & Co., Inc.	4,860	138,947
Lazard Ltd., Class A	18,154	383,049
LPL Investment Holdings, Inc.*	4,733	120,313
SEI Investments Co.	23,850	366,813
T. Rowe Price Group, Inc.	42,504	2,030,416
TD Ameritrade Holding Corp.	35,805	526,513
Waddell & Reed Financial, Inc., Class A	14,136	353,541

		10,268,563

Commercial Banks (0.1%)
Wells Fargo & Co.	56,346	1,359,066

Consumer Finance (1.1%)
American Express Co.	453,441	20,359,501
Discover Financial Services	8,848	202,973
Green Dot Corp., Class A*	3,626	113,566

		20,676,040

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	8,634	211,274
IntercontinentalExchange, Inc.*	12,028	1,422,431
Moody’s Corp.	32,613	993,066
MSCI, Inc., Class A*	19,664	596,409
NASDAQ OMX Group, Inc.*	2,481	57,410
NYSE Euronext	13,244	307,791

		3,588,381

Insurance (0.0%)
Erie Indemnity Co., Class A	4,530	322,445
Validus Holdings Ltd.	1,752	43,660

		366,105

Real Estate Investment Trusts (REITs) (0.8%)
Apartment Investment & Management Co. (REIT), Class A	13,269	293,510
Boston Properties, Inc. (REIT)	19,561	1,742,885
Camden Property Trust (REIT)	8,284	457,774
Corporate Office Properties Trust/Maryland (REIT)	3,674	80,020
Digital Realty Trust, Inc. (REIT)	16,364	902,638
Equity Residential (REIT)	3,524	182,790
Essex Property Trust, Inc. (REIT)	2,978	357,479
Federal Realty Investment Trust (REIT)	7,702	634,722
Macerich Co. (REIT)	7,673	327,100
Plum Creek Timber Co., Inc. (REIT)	15,984	554,805
Public Storage (REIT)	21,647	2,410,393
Rayonier, Inc. (REIT)	19,918	732,783
Simon Property Group, Inc. (REIT)	39,218	4,313,196
UDR, Inc. (REIT)	2,372	52,516
Ventas, Inc. (REIT)	25,177	1,243,744
Vornado Realty Trust (REIT)	3,319	247,664
Weyerhaeuser Co. (REIT)	25,569	397,598

		14,931,617

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	47,814	643,576
Jones Lang LaSalle, Inc.	5,444	282,054

		925,630

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,861	44,493
People’s United Financial, Inc.	11,564	131,830

		176,323

Total Financials		52,291,725

Health Care (7.7%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*	30,084	1,927,181
Amylin Pharmaceuticals, Inc.*	21,406	197,577
Biogen Idec, Inc.*	211,308	19,683,340
BioMarin Pharmaceutical, Inc.*	18,158	578,696
Celgene Corp.*	75,725	4,688,892
Dendreon Corp.*	23,868	214,812
Gilead Sciences, Inc.*	128,730	4,994,724
Human Genome Sciences, Inc.*	31,038	393,872
Myriad Genetics, Inc.*	14,107	264,365
Pharmasset, Inc.*	12,174	1,002,772
Regeneron Pharmaceuticals, Inc.*	11,932	694,443
United Therapeutics Corp.*	8,472	317,615
Vertex Pharmaceuticals, Inc.*	29,829	1,328,584

		36,286,873

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	83,994	4,715,423
Becton, Dickinson and Co.	35,776	2,623,096
C.R. Bard, Inc.	14,011	1,226,523
CareFusion Corp.*	11,453	274,299
Cooper Cos., Inc.	2,046	161,941
Covidien plc	43,313	1,910,103
DENTSPLY International, Inc.	9,398	288,425
Edwards Lifesciences Corp.*	18,766	1,337,641
Gen-Probe, Inc.*	7,769	444,775
Hill-Rom Holdings, Inc.	9,370	281,287
IDEXX Laboratories, Inc.*	9,386	647,352
Intuitive Surgical, Inc.*	6,429	2,341,956
Kinetic Concepts, Inc.*	8,211	541,023
Medtronic, Inc.	151,113	5,022,996
ResMed, Inc.*	25,029	720,585
Sirona Dental Systems, Inc.*	9,129	387,161
St. Jude Medical, Inc.	53,810	1,947,384
Stryker Corp.	51,299	2,417,722
Thoratec Corp.*	9,428	307,730
Varian Medical Systems, Inc.*	19,178	1,000,325

		28,597,747

Health Care Providers & Services (1.0%)
AMERIGROUP Corp.*	4,783	186,585
AmerisourceBergen Corp.	44,825	1,670,628
Brookdale Senior Living, Inc.*	13,876	174,005
Cardinal Health, Inc.	28,687	1,201,411
Catalyst Health Solutions, Inc.*	6,975	402,388
DaVita, Inc.*	15,625	979,219
Express Scripts, Inc.*	79,891	2,961,559
HCA Holdings, Inc.*	13,235	266,818
Health Management Associates, Inc., Class A*	41,451	286,841
Henry Schein, Inc.*	7,985	495,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	16,395	$1,296,025
Lincare Holdings, Inc.	15,497	348,682
McKesson Corp.	41,254	2,999,166
Medco Health Solutions, Inc.*	65,413	3,067,215
MEDNAX, Inc.*	7,878	493,478
Patterson Cos., Inc.	6,722	192,451
Quest Diagnostics, Inc.	23,638	1,166,772
Tenet Healthcare Corp.*	4,410	18,213
Universal Health Services, Inc., Class B	14,788	502,792

		18,709,398

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	25,101	452,320
Cerner Corp.*	23,262	1,593,912
Emdeon, Inc., Class A*	260	4,886
SXC Health Solutions Corp.*	10,129	564,185

		2,615,303

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.*	236,085	7,377,656
Bruker Corp.*	13,875	187,729
Charles River Laboratories International, Inc.*	8,459	242,097
Covance, Inc.*	9,930	451,318
Illumina, Inc.*	20,146	824,374
Life Technologies Corp.*	2,545	97,804
Mettler-Toledo International, Inc.*	5,260	736,190
Pharmaceutical Product Development, Inc.	16,361	419,823
Techne Corp.	6,088	414,045
Waters Corp.*	14,944	1,128,123

		11,879,159

Pharmaceuticals (2.6%)
Abbott Laboratories, Inc.	238,795	12,211,976
Allergan, Inc.	271,170	22,338,985
Bristol-Myers Squibb Co.	42,617	1,337,322
Eli Lilly and Co.	55,367	2,046,918
Endo Pharmaceuticals Holdings, Inc.*	19,076	533,937
Hospira, Inc.*	23,031	852,147
Johnson & Johnson	91,496	5,829,210
Mylan, Inc.*	65,053	1,105,901
Perrigo Co.	13,581	1,318,851
Warner Chilcott plc, Class A*	25,317	362,033
Watson Pharmaceuticals, Inc.*	19,519	1,332,172

		49,269,452

Total Health Care		147,357,932

Industrials (10.8%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.	363	19,787
BE Aerospace, Inc.*	15,026	497,511
Boeing Co.	107,146	6,483,404
Goodrich Corp.	132,368	15,974,170
Honeywell International, Inc.	128,770	5,654,291
Lockheed Martin Corp.	40,891	2,970,322
Precision Castparts Corp.	118,665	18,447,661
Rockwell Collins, Inc.	25,210	1,330,080
Spirit AeroSystems Holdings, Inc., Class A*	3,965	63,242
Textron, Inc.	2,626	46,323
TransDigm Group, Inc.*	8,181	668,142
United Technologies Corp.	141,666	9,967,620

		62,122,553

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	27,092	1,854,989
Expeditors International of Washington, Inc.	34,753	1,409,234
FedEx Corp.	2,996	202,769
United Parcel Service, Inc., Class B	120,216	7,591,641
UTi Worldwide, Inc.	15,164	197,739

		11,256,372

Airlines (0.1%)
AMR Corp.*	25,694	76,054
Copa Holdings S.A., Class A	4,138	253,535
Delta Air Lines, Inc.*	83,176	623,820
Southwest Airlines Co.	22,824	183,505
United Continental Holdings, Inc.*	46,205	895,453

		2,032,367

Building Products (0.0%)
Armstrong World Industries, Inc.	347	11,951
Lennox International, Inc.	8,732	225,111
Masco Corp.	58,614	417,331

		654,393

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,041	26,108
Copart, Inc.*	9,444	369,450
Covanta Holding Corp.	1,285	19,519
Iron Mountain, Inc.	29,523	933,517
KAR Auction Services, Inc.*	950	11,505
Stericycle, Inc.*	14,050	1,134,116
Waste Connections, Inc.	16,288	550,860

		3,045,075

Construction & Engineering (0.1%)
AECOM Technology Corp.*	8,748	154,577
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,454	270,668
Fluor Corp.	28,520	1,327,606
KBR, Inc.	1,620	38,281

		1,791,132

Electrical Equipment (0.9%)
AMETEK, Inc.	26,319	867,737
Babcock & Wilcox Co.*	19,243	376,201
Cooper Industries plc	17,658	814,387
Emerson Electric Co.	122,989	5,080,676
General Cable Corp.*	4,437	103,604
GrafTech International Ltd.*	1,127	14,313
Polypore International, Inc.*	6,391	361,219
Rockwell Automation, Inc.	150,583	8,432,648
Roper Industries, Inc.	15,694	1,081,473
Thomas & Betts Corp.*	2,081	83,053

		17,215,311

Industrial Conglomerates (1.3%)
3M Co.	102,658	7,369,818
Carlisle Cos., Inc.	856	27,289
Danaher Corp.	413,548	17,344,203

		24,741,310

Machinery (2.8%)
Caterpillar, Inc.	105,484	7,788,939
Cummins, Inc.	196,952	16,083,100
Deere & Co.	68,674	4,434,280
Donaldson Co., Inc.	12,456	682,589
Dover Corp.	23,754	1,106,936
Eaton Corp.	263,976	9,371,148
Flowserve Corp.	8,315	615,310
Gardner Denver, Inc.	8,557	543,797
Graco, Inc.	9,929	338,976
Harsco Corp.	1,225	23,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	12,157	$378,812
Illinois Tool Works, Inc.	68,163	2,835,581
Ingersoll-Rand plc	42,981	1,207,336
Joy Global, Inc.	17,148	1,069,692
Kennametal, Inc.	1,567	51,304
Lincoln Electric Holdings, Inc.	8,475	245,860
Manitowoc Co., Inc.	21,580	144,802
Navistar International Corp.*	6,419	206,178
Nordson Corp.	9,932	394,698
PACCAR, Inc.	59,802	2,022,504
Pall Corp.	19,004	805,770
Parker Hannifin Corp.	10,935	690,326
Snap-on, Inc.	1,728	76,723
SPX Corp.	2,290	103,760
Timken Co.	12,079	396,433
Toro Co.	5,060	249,306
Valmont Industries, Inc.	3,720	289,937
WABCO Holdings, Inc.*	11,044	418,126
Wabtec Corp.	7,904	417,884

		52,993,860

Marine (0.0%)
Kirby Corp.*	6,232	328,052

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,074	494,613
Equifax, Inc.	1,076	33,076
IHS, Inc., Class A*	8,087	604,988
Nielsen Holdings N.V.*	11,362	296,321
Robert Half International, Inc.	24,025	509,811
Towers Watson & Co., Class A	1,937	115,794
Verisk Analytics, Inc., Class A*	16,379	569,498

		2,624,101

Road & Rail (1.3%)
Con-way, Inc.	806	17,837
CSX Corp.	180,438	3,368,777
Hertz Global Holdings, Inc.*	40,022	356,196
J.B. Hunt Transport Services, Inc.	14,957	540,247
Kansas City Southern*	13,471	673,011
Landstar System, Inc.	7,722	305,482
Union Pacific Corp.	238,313	19,463,023

		24,724,573

Trading Companies & Distributors (0.2%)
Fastenal Co.	48,252	1,605,827
MSC Industrial Direct Co., Class A	7,252	409,448
W.W. Grainger, Inc.	9,317	1,393,264
WESCO International, Inc.*	3,333	111,822

		3,520,361

Total Industrials		207,049,460

Information Technology (20.5%)
Communications Equipment (0.9%)
Acme Packet, Inc.*	8,753	372,790
Ciena Corp.*	15,561	174,283
F5 Networks, Inc.*	13,274	943,118
Harris Corp.	5,599	191,318
JDS Uniphase Corp.*	37,095	369,837
Juniper Networks, Inc.*	87,227	1,505,538
Polycom, Inc.*	28,884	530,599
QUALCOMM, Inc.	273,163	13,283,917
Riverbed Technology, Inc.*	25,122	501,435

		17,872,835

Computers & Peripherals (5.5%)
Apple, Inc.*	242,631	92,486,085
Dell, Inc.*	197,354	2,792,559
EMC Corp.*	336,657	7,066,430
Fusion-io, Inc.*	1,156	21,964
NCR Corp.*	20,398	344,522
NetApp, Inc.*	60,195	2,043,018
QLogic Corp.*	13,989	177,381

		104,931,959

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	28,827	1,175,277
Arrow Electronics, Inc.*	2,672	74,228
Dolby Laboratories, Inc., Class A*	8,652	237,411
FLIR Systems, Inc.	26,135	654,682
IPG Photonics Corp.*	4,513	196,045
Jabil Circuit, Inc.	26,032	463,109
National Instruments Corp.	14,868	339,882
Trimble Navigation Ltd.*	20,071	673,382

		3,814,016

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	27,800	552,664
Baidu, Inc. (ADR)*	222,300	23,766,093
eBay, Inc.*	102,969	3,036,556
Equinix, Inc.*	7,667	681,060
Google, Inc., Class A*	41,179	21,181,654
LinkedIn Corp., Class A*	1,476	115,246
Rackspace Hosting, Inc.*	16,867	575,839
VeriSign, Inc.	27,565	788,635
VistaPrint N.V.*	6,883	186,047
WebMD Health Corp.*	9,702	292,515

		51,176,309

IT Services (5.3%)
Accenture plc, Class A	431,840	22,749,331
Alliance Data Systems Corp.*	8,349	773,952
Automatic Data Processing, Inc.	81,764	3,855,173
Booz Allen Hamilton Holding Corp.*	1,842	27,391
Broadridge Financial Solutions, Inc.	19,067	384,009
Cognizant Technology Solutions Corp., Class A*	49,783	3,121,394
DST Systems, Inc.	845	37,036
Fiserv, Inc.*	18,826	955,796
FleetCor Technologies, Inc.*	2,434	63,917
Gartner, Inc.*	15,921	555,165
Genpact Ltd.*	16,002	230,269
Global Payments, Inc.	13,082	528,382
International Business Machines Corp.	198,171	34,685,870
Lender Processing Services, Inc.	14,116	193,248
Mastercard, Inc., Class A	17,551	5,566,475
NeuStar, Inc., Class A*	9,668	243,054
Paychex, Inc.	48,640	1,282,637
SAIC, Inc.*	15,199	179,500
Teradata Corp.*	27,623	1,478,659
VeriFone Systems, Inc.*	16,693	584,589
Visa, Inc., Class A	263,451	22,583,020
Western Union Co.	103,479	1,582,194

		101,661,061

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	8,947	276,820

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	100,609	511,094
Altera Corp.	52,727	1,662,482
Analog Devices, Inc.	49,032	1,532,250
Applied Materials, Inc.	13,590	140,657
Atmel Corp.*	70,084	565,578
Avago Technologies Ltd.	31,307	1,025,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom Corp., Class A*	87,722	$2,920,265
Cree, Inc.*	1,058	27,487
Cypress Semiconductor Corp.*	27,263	408,127
First Solar, Inc.*	9,744	615,918
Freescale Semiconductor Holdings I Ltd.*	4,436	48,929
Intersil Corp., Class A	10,259	105,565
KLA-Tencor Corp.	21,243	813,182
Lam Research Corp.*	20,322	771,830
Linear Technology Corp.	37,270	1,030,516
LSI Corp.*	29,969	155,239
Maxim Integrated Products, Inc.	48,327	1,127,469
MEMC Electronic Materials, Inc.*	22,353	117,130
Microchip Technology, Inc.	31,173	969,792
NVIDIA Corp.*	98,234	1,227,925
ON Semiconductor Corp.*	72,790	521,904
PMC-Sierra, Inc.*	2,284	13,658
Silicon Laboratories, Inc.*	6,535	218,988
Skyworks Solutions, Inc.*	30,967	555,548
Texas Instruments, Inc.	120,648	3,215,269
Varian Semiconductor Equipment Associates, Inc.*	12,344	754,836
Xilinx, Inc.	43,468	1,192,762

		22,250,330

Software (4.7%)
Adobe Systems, Inc.*	82,537	1,994,919
ANSYS, Inc.*	15,026	736,875
Ariba, Inc.*	15,808	438,040
Autodesk, Inc.*	37,607	1,044,723
BMC Software, Inc.*	28,937	1,115,811
Cadence Design Systems, Inc.*	44,160	408,038
Citrix Systems, Inc.*	30,762	1,677,452
Compuware Corp.*	26,205	200,730
Electronic Arts, Inc.*	54,406	1,112,603
FactSet Research Systems, Inc.	7,535	670,389
Fortinet, Inc.*	19,629	329,767
Informatica Corp.*	17,312	708,926
Intuit, Inc.*	49,512	2,348,849
MICROS Systems, Inc.*	13,277	582,993
Microsoft Corp.	1,214,159	30,220,418
Nuance Communications, Inc.*	38,992	793,877
Oracle Corp.	1,257,637	36,144,487
Red Hat, Inc.*	31,588	1,334,909
Rovi Corp.*	18,483	794,399
Salesforce.com, Inc.*	21,910	2,503,875
Solera Holdings, Inc.	11,564	583,982
Symantec Corp.*	123,632	2,015,202
Synopsys, Inc.*	1,750	42,630
TIBCO Software, Inc.*	27,161	608,135
VMware, Inc., Class A*	13,868	1,114,710

		89,526,739

Total Information Technology		391,510,069

Materials (5.1%)
Chemicals (3.9%)
Air Products and Chemicals, Inc.	34,673	2,647,977
Airgas, Inc.	12,844	819,704
Albemarle Corp.	15,006	606,242
Celanese Corp.	25,510	829,840
CF Industries Holdings, Inc.	9,768	1,205,274
Dow Chemical Co.	438,532	9,849,429
E.I. du Pont de Nemours & Co.	151,955	6,073,641
Eastman Chemical Co.	11,633	797,209
Ecolab, Inc.	37,972	1,856,451
FMC Corp.	11,741	812,008
Huntsman Corp.	6,172	59,683
International Flavors & Fragrances, Inc.	13,157	739,687
Intrepid Potash, Inc.*	8,571	213,161
Kronos Worldwide, Inc.	3,576	57,502
LyondellBasell Industries N.V., Class A	3,485	85,139
Monsanto Co.	295,323	17,731,193
Mosaic Co.	45,086	2,207,861
Nalco Holding Co.	20,134	704,287
PPG Industries, Inc.	25,880	1,828,681
Praxair, Inc.	240,050	22,439,874
Rockwood Holdings, Inc.*	10,624	357,923
Scotts Miracle-Gro Co., Class A	6,423	286,466
Sherwin-Williams Co.	14,688	1,091,612
Sigma-Aldrich Corp.	19,937	1,231,907
Solutia, Inc.*	20,021	257,270
Valspar Corp.	2,002	62,482
W.R. Grace & Co.*	10,821	360,339
Westlake Chemical Corp.	692	23,722

		75,236,564

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,499	221,207

Containers & Packaging (0.2%)
Ball Corp.	27,489	852,709
Crown Holdings, Inc.*	25,515	781,014
Packaging Corp. of America	15,088	351,551
Rock-Tenn Co., Class A	11,337	551,885
Silgan Holdings, Inc.	8,103	297,704
Temple-Inland, Inc.	4,617	144,835

		2,979,698

Metals & Mining (1.0%)
AK Steel Holding Corp.	3,646	23,845
Allegheny Technologies, Inc.	17,369	642,479
Allied Nevada Gold Corp.*	14,606	523,041
Carpenter Technology Corp.	7,208	323,567
Cliffs Natural Resources, Inc.	23,884	1,222,144
Compass Minerals International, Inc.	5,382	359,410
Freeport-McMoRan Copper & Gold, Inc.	401,074	12,212,703
Molycorp, Inc.*	9,175	301,582
Reliance Steel & Aluminum Co.	1,781	60,572
Royal Gold, Inc.	8,895	569,814
Schnitzer Steel Industries, Inc., Class A	1,044	38,419
Southern Copper Corp.	27,824	695,322
Steel Dynamics, Inc.	26,089	258,803
Titanium Metals Corp.	7,450	111,601
Walter Energy, Inc.	10,195	611,802

		17,955,104

Paper & Forest Products (0.0%)
International Paper Co.	15,166	352,610

Total Materials		96,745,183

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	21,079	348,225
Verizon Communications, Inc.	104,618	3,849,942
Windstream Corp.	46,330	540,208

		4,738,375

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	64,895	3,491,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Clearwire Corp., Class A*	25,534	$59,494
Crown Castle International Corp.*	47,526	1,932,883
MetroPCS Communications, Inc.*	45,450	395,870
NII Holdings, Inc.*	24,373	656,852
SBA Communications Corp., Class A*	18,404	634,570

		7,171,020

Total Telecommunication Services		11,909,395

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,355	646,928

Gas Utilities (0.0%)
National Fuel Gas Co.	1,979	96,337
Oneok, Inc.	1,319	87,107

		183,444

Water Utilities (0.0%)
Aqua America, Inc.	2,343	50,539

Total Utilities		880,911

Total Common Stocks (78.5%) (Cost $1,313,497,222)		1,499,629,270

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.6%)
iShares Morningstar Large Core Index Fund	54,523	3,498,741
iShares Morningstar Large Growth Index Fund	710,665	42,767,820
iShares Morningstar Large Value Index Fund	35,368	1,866,016
iShares NYSE 100 Index Fund	5,794	310,095
iShares Russell 1000 Growth Index Fund	1,152,073	60,622,081
iShares Russell 1000 Index Fund	7,525	470,613
iShares Russell 1000 Value Index Fund	10,390	587,970
iShares S&P 100 Index Fund	32,787	1,686,235
iShares S&P 500 Growth Index Fund	688,050	42,136,182
iShares S&P 500 Index Fund	15,679	1,782,546
iShares S&P 500 Value Index Fund	14,904	768,748
Vanguard Growth ETF	475,422	26,595,107
Vanguard Value ETF	15,400	724,570

Total Investment Companies (9.6%) (Cost $166,108,016)		183,816,724

Total Investments (88.1%) (Cost $1,479,605,238)		1,683,445,994
Other Assets Less Liabilities (11.9%)		227,012,948

Net Assets (100%)		$1,910,458,942

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$310,363,499	$122,228,987	$432,592,486	$—	$186,526	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
NASDAQ 100 E-Mini Index	1,629	December-11	$71,002,504	$69,542,010	$1,460,494
S&P 500 E-Mini Index	4,898	December-11	276,508,562	275,757,400	751,162

					$2,211,656

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$300,069,336	$8,955,062	$—	$309,024,398
Consumer Staples	141,495,874	—	—	141,495,874
Energy	141,364,323	—	—	141,364,323
Financials	52,291,725	—	—	52,291,725
Health Care	147,357,932	—	—	147,357,932
Industrials	207,049,460	—	—	207,049,460
Information Technology	391,510,069	—	—	391,510,069
Materials	96,745,183	—	—	96,745,183
Telecommunication Services	11,909,395	—	—	11,909,395
Utilities	880,911	—	—	880,911
Futures	2,211,656	—	—	2,211,656
Investment Companies
Exchange Traded Funds (ETFs)	183,816,724	—	—	183,816,724

Total Assets	$1,676,702,588	$8,955,062	$—	$1,685,657,650

Total Liabilities	$—	$—	$—	$—

Total	$1,676,702,588	$8,955,062	$—	$1,685,657,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$638,776,306
Net Proceeds of Sales and Redemptions:
Stocks	$581,516,606

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,142,952
Aggregate gross unrealized depreciation	(83,322,222)

Net unrealized appreciation	$150,820,730

Federal income tax cost of investments	$1,532,625,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.5%)
Autoliv, Inc.	4,667	$226,350
Federal-Mogul Corp.*	702	10,354
Johnson Controls, Inc.	25,786	679,977
Lear Corp.	5,540	237,666
TRW Automotive Holdings Corp.*	5,415	177,233
Visteon Corp.*	2,500	107,500

		1,439,080

Automobiles (0.5%)
Ford Motor Co.*	81,400	787,138
General Motors Co.*	37,800	762,804
Thor Industries, Inc.	2,300	50,945

		1,600,887

Distributors (0.1%)
Genuine Parts Co.	5,742	291,694

Diversified Consumer Services (0.1%)
Career Education Corp.*	3,300	43,065
DeVry, Inc.	700	25,872
Education Management Corp.*	2,057	30,526
H&R Block, Inc.	6,659	88,631
Service Corp. International	11,632	106,549

		294,643

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	757	15,837
Carnival Corp.	21,188	641,996
Choice Hotels International, Inc.	1,247	37,061
Hyatt Hotels Corp., Class A*	2,025	63,524
International Game Technology	7,700	111,881
MGM Resorts International*	13,516	125,564
Penn National Gaming, Inc.*	3,737	124,405
Royal Caribbean Cruises Ltd.	3,194	69,118
Wendy’s Co.	11,948	54,841
WMS Industries, Inc.*	3,000	52,770
Wyndham Worldwide Corp.	8,859	252,570

		1,549,567

Household Durables (0.5%)
D.R. Horton, Inc.	15,027	135,844
Garmin Ltd.	5,285	167,904
Harman International Industries, Inc.	1,224	34,982
Jarden Corp.	4,715	133,246
Leggett & Platt, Inc.	1,862	36,849
Lennar Corp., Class A	8,400	113,736
Mohawk Industries, Inc.*	2,727	117,016
Newell Rubbermaid, Inc.	15,335	182,026
NVR, Inc.*	300	181,194
Pulte Group, Inc.*	17,297	68,323
Toll Brothers, Inc.*	6,675	96,320
Whirlpool Corp.	4,016	200,439

		1,467,879

Internet & Catalog Retail (0.2%)
Expedia, Inc.	4,201	108,176
Liberty Interactive Corp.*	30,589	451,799

		559,975

Leisure Equipment & Products (0.1%)
Mattel, Inc.	4,723	122,278

Media (3.3%)
CBS Corp., Class B	27,966	569,947
Clear Channel Outdoor Holdings, Inc., Class A*	2,116	19,806
Comcast Corp., Class A	78,200	1,634,380
DISH Network Corp., Class A*	2,624	65,757
DreamWorks Animation SKG, Inc., Class A*	3,800	69,084
Gannett Co., Inc.	12,273	116,962
Interpublic Group of Cos., Inc.	16,100	115,920
Lamar Advertising Co., Class A*	2,404	40,940
Liberty Media Corp. - Liberty Capital*	3,565	235,718
Liberty Media Corp. - Liberty Starz*	2,634	167,417
Madison Square Garden Co., Class A*	2,386	54,401
McGraw-Hill Cos., Inc.	2,803	114,923
News Corp., Class A	116,420	1,801,017
Regal Entertainment Group, Class A	2,352	27,612
Thomson Reuters Corp.	9,543	258,043
Time Warner, Inc.	53,745	1,610,738
Walt Disney Co.	95,663	2,885,196
Washington Post Co., Class B	263	85,993

		9,873,854

Multiline Retail (0.9%)
Big Lots, Inc.*	2,600	90,558
Dillard’s, Inc., Class A	1,800	78,264
J.C. Penney Co., Inc.	8,059	215,820
Kohl’s Corp.	2,341	114,943
Macy’s, Inc.	18,690	491,921
Sears Holdings Corp.*	2,002	115,155
Target Corp.	32,800	1,608,512

		2,715,173

Specialty Retail (1.5%)
Aaron’s, Inc.	1,167	29,467
Abercrombie & Fitch Co., Class A	660	40,630
American Eagle Outfitters, Inc.	10,229	119,884
AutoNation, Inc.*	1,107	36,287
Best Buy Co., Inc.	16,100	375,130
CarMax, Inc.*	9,900	236,115
Chico’s FAS, Inc.	3,100	35,433
Foot Locker, Inc.	8,191	164,557
GameStop Corp., Class A*	7,192	166,135
Gap, Inc.	17,897	290,647
Home Depot, Inc.	32,000	1,051,840
Lowe’s Cos., Inc.	65,736	1,271,334
RadioShack Corp.	5,122	59,518
Signet Jewelers Ltd.*	4,271	144,360
Staples, Inc.	35,700	474,810
Williams-Sonoma, Inc.	2,700	83,133

		4,579,280

Textiles, Apparel & Luxury Goods (0.2%)
PVH Corp.	2,700	157,248
VF Corp.	4,480	544,410

		701,658

Total Consumer Discretionary		25,195,968

Consumer Staples (8.2%)
Beverages (0.3%)
Brown-Forman Corp., Class B	768	53,867
Coca-Cola Enterprises, Inc.	3,999	99,495
Constellation Brands, Inc., Class A*	9,050	162,900
Fortune Brands, Inc.	7,947	429,774
Molson Coors Brewing Co., Class B	6,949	275,250

		1,021,286

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club, Inc.*	2,632	134,864
CVS Caremark Corp.	68,875	2,312,822
Kroger Co.	8,054	176,866
Safeway, Inc.	16,984	282,444
SUPERVALU, Inc.	11,903	79,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreen Co.	2,698	$88,737
Wal-Mart Stores, Inc.	21,282	1,104,536

		4,179,543

Food Products (2.5%)
Archer-Daniels-Midland Co.	33,716	836,494
Bunge Ltd.	5,511	321,236
Campbell Soup Co.	2,234	72,314
ConAgra Foods, Inc.	18,135	439,230
Corn Products International, Inc.	729	28,606
Dean Foods Co.*	10,102	89,605
General Mills, Inc.	7,572	291,295
H.J. Heinz Co.	6,791	342,810
Hershey Co.	2,035	120,553
Hormel Foods Corp.	3,351	90,544
J.M. Smucker Co.	5,919	431,436
Kellogg Co.	815	43,350
Kraft Foods, Inc., Class A	83,662	2,809,370
McCormick & Co., Inc. (Non-Voting)	2,188	100,998
Mead Johnson Nutrition Co.	8,231	566,540
Ralcorp Holdings, Inc.*	2,690	206,350
Sara Lee Corp.	5,212	85,216
Smithfield Foods, Inc.*	7,836	152,802
Tyson Foods, Inc., Class A	15,824	274,705

		7,303,454

Household Products (3.2%)
Church & Dwight Co., Inc.	3,200	141,440
Clorox Co.	6,404	424,777
Colgate-Palmolive Co.	2,246	199,175
Energizer Holdings, Inc.*	3,294	218,854
Kimberly-Clark Corp.	2,605	184,981
Procter & Gamble Co.	131,771	8,325,292

		9,494,519

Tobacco (0.8%)
Altria Group, Inc.	26,833	719,393
Lorillard, Inc.	7,232	800,582
Philip Morris International, Inc.	8,663	540,398
Reynolds American, Inc.	11,896	445,862

		2,506,235

Total Consumer Staples		24,505,037

Energy (11.6%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	1,977	67,930
Baker Hughes, Inc.	13,349	616,190
Cameron International Corp.*	3,408	141,568
Diamond Offshore Drilling, Inc.	1,925	105,375
Helmerich & Payne, Inc.	356	14,454
McDermott International, Inc.*	1,578	16,979
Nabors Industries Ltd.*	15,153	185,776
National Oilwell Varco, Inc.	21,149	1,083,252
Oil States International, Inc.*	450	22,914
Patterson-UTI Energy, Inc.	7,257	125,836
Rowan Cos., Inc.*	5,628	169,909
SEACOR Holdings, Inc.	1,106	88,712
Tidewater, Inc.	2,539	106,765
Unit Corp.*	2,177	80,375

		2,826,035

Oil, Gas & Consumable Fuels (10.6%)
Alpha Natural Resources, Inc.*	5,292	93,616
Anadarko Petroleum Corp.	21,386	1,348,387
Apache Corp.	13,658	1,095,918
Arch Coal, Inc.	9,762	142,330
Chesapeake Energy Corp.	32,797	837,963
Chevron Corp.	95,907	8,873,316
Cimarex Energy Co.	3,300	183,810
Cobalt International Energy, Inc.*	446	3,439
ConocoPhillips	71,470	4,525,480
Denbury Resources, Inc.*	3,584	41,216
Devon Energy Corp.	21,135	1,171,724
El Paso Corp.	2,382	41,637
Energen Corp.	3,740	152,929
EQT Corp.	4,305	229,715
Exxon Mobil Corp.	65,199	4,735,403
Forest Oil Corp.*	1,262	18,173
Hess Corp.	15,218	798,336
Kinder Morgan, Inc.	2,900	75,081
Marathon Oil Corp.	35,748	771,442
Marathon Petroleum Corp.	17,574	475,553
Murphy Oil Corp.	7,987	352,706
Newfield Exploration Co.*	2,970	117,879
Noble Energy, Inc.	7,279	515,353
Occidental Petroleum Corp.	29,110	2,081,365
Pioneer Natural Resources Co.	1,169	76,885
Plains Exploration & Production Co.*	6,930	157,380
QEP Resources, Inc.	1,954	52,895
Quicksilver Resources, Inc.*	6,061	45,942
SM Energy Co.	597	36,208
Southern Union Co.	6,166	250,155
Spectra Energy Corp.	32,407	794,944
Sunoco, Inc.	6,122	189,843
Teekay Corp.	2,333	52,749
Tesoro Corp.*	7,152	139,250
Valero Energy Corp.	28,086	499,369
Williams Cos., Inc.	30,004	730,297

		31,708,688

Total Energy		34,534,723

Financials (24.2%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	800	62,440
American Capital Ltd.*	18,600	126,852
Ameriprise Financial, Inc.	12,510	492,394
Ares Capital Corp.	9,562	131,669
Bank of New York Mellon Corp.	62,699	1,165,574
BlackRock, Inc.	2,164	320,294
E*TRADE Financial Corp.*	13,222	120,452
Federated Investors, Inc., Class B	907	15,900
Goldman Sachs Group, Inc.	26,227	2,479,763
Invesco Ltd.	23,531	364,966
Janus Capital Group, Inc.	9,382	56,292
Jefferies Group, Inc.	6,478	80,392
Legg Mason, Inc.	7,826	201,206
LPL Investment Holdings, Inc.*	257	6,533
Morgan Stanley	77,967	1,052,555
Northern Trust Corp.	10,781	377,119
Raymond James Financial, Inc.	5,392	139,976
State Street Corp.	25,728	827,412

		8,021,789

Commercial Banks (4.7%)
Associated Banc-Corp	7,702	71,629
Bank of Hawaii Corp.	2,424	88,234
BB&T Corp.	35,233	751,520
BOK Financial Corp.	1,396	65,458
CapitalSource, Inc.	17,949	110,207
CIT Group, Inc.*	10,212	310,138
City National Corp./California	2,487	93,909
Comerica, Inc.	10,405	239,003
Commerce Bancshares, Inc./Missouri	3,426	119,053
Cullen/Frost Bankers, Inc.	2,647	121,391
East West Bancorp, Inc.	7,434	110,841
Fifth Third Bancorp	46,688	471,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
First Citizens BancShares, Inc./North Carolina, Class A	263	$37,751
First Horizon National Corp.	13,284	79,173
First Republic Bank/California*	3,900	90,324
Fulton Financial Corp.	9,695	74,167
Huntington Bancshares, Inc./Ohio	45,525	218,520
KeyCorp	49,712	294,792
M&T Bank Corp.	6,244	436,456
PNC Financial Services Group, Inc.	26,589	1,281,324
Popular, Inc.*	57,024	85,536
Regions Financial Corp.	66,268	220,672
SunTrust Banks, Inc.	26,974	484,183
Synovus Financial Corp.	43,538	46,586
TCF Financial Corp.	7,849	71,897
U.S. Bancorp	97,850	2,303,389
Valley National Bancorp	9,021	95,532
Wells Fargo & Co.	231,334	5,579,776
Zions Bancorp	9,668	136,029
		14,089,039
Consumer Finance (0.9%)
American Express Co.	20,900	938,410
Capital One Financial Corp.	23,130	916,642
Discover Financial Services	24,719	567,054
SLM Corp.	26,789	333,523
		2,755,629
Diversified Financial Services (4.8%)
Bank of America Corp.	511,372	3,129,597
Citigroup, Inc.	146,742	3,759,530
CME Group, Inc.	3,380	832,832
Interactive Brokers Group, Inc., Class A	1,419	19,767
JPMorgan Chase & Co.	201,004	6,054,240
Leucadia National Corp.	10,366	235,101
NASDAQ OMX Group, Inc.*	5,874	135,924
NYSE Euronext	9,550	221,942
		14,388,933
Insurance (7.3%)
ACE Ltd.	16,858	1,021,595
Aflac, Inc.	23,915	835,829
Alleghany Corp.*	296	85,396
Allied World Assurance Co. Holdings AG	1,821	97,806
Allstate Corp.	25,888	613,287
American Financial Group, Inc./Ohio	4,191	130,214
American International Group, Inc.*	22,206	487,422
American National Insurance Co.	282	19,529
Aon Corp.	16,407	688,766
Arch Capital Group Ltd.*	6,301	205,885
Arthur J. Gallagher & Co.	5,832	153,382
Aspen Insurance Holdings Ltd.	3,001	69,143
Assurant, Inc.	5,061	181,184
Assured Guaranty Ltd.	8,554	94,008
Axis Capital Holdings Ltd.	6,806	176,548
Berkshire Hathaway, Inc., Class B*	88,498	6,286,898
Brown & Brown, Inc.	6,085	108,313
Chubb Corp.	14,906	894,211
Cincinnati Financial Corp.	7,056	185,784
CNA Financial Corp.	1,760	39,547
Endurance Specialty Holdings Ltd.	1,704	58,192
Everest Reinsurance Group Ltd.	2,412	191,465
Fidelity National Financial, Inc., Class A	10,537	159,952
Genworth Financial, Inc., Class A*	25,834	148,287
Hanover Insurance Group, Inc.	2,459	87,294
Hartford Financial Services Group, Inc.	22,699	366,362
HCC Insurance Holdings, Inc.	5,658	153,049
Kemper Corp.	2,478	59,373
Lincoln National Corp.	16,114	251,862
Loews Corp.	15,985	552,282
Markel Corp.*	465	166,065
Marsh & McLennan Cos., Inc.	27,843	738,953
MBIA, Inc.*	7,145	51,944
Mercury General Corp.	1,474	56,528
MetLife, Inc.	41,530	1,163,255
Old Republic International Corp.	13,984	124,737
PartnerReinsurance Ltd.	3,593	187,806
Principal Financial Group, Inc.	15,984	362,357
Progressive Corp.	32,985	585,814
Protective Life Corp.	4,743	74,133
Prudential Financial, Inc.	24,511	1,148,585
Reinsurance Group of America, Inc.	3,703	170,153
RenaissanceReinsurance Holdings Ltd.	2,651	169,134
StanCorp Financial Group, Inc.	2,368	65,286
Torchmark Corp.	5,408	188,523
Transatlantic Holdings, Inc.	3,153	152,984
Travelers Cos., Inc.	20,875	1,017,239
Unum Group	14,889	312,073
Validus Holdings Ltd.	3,227	80,417
W. R. Berkley Corp.	6,064	180,040
White Mountains Insurance Group Ltd.	306	124,159
XL Group plc	16,045	301,646
		21,824,696
Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	3,142	192,887
American Capital Agency Corp. (REIT)	9,200	249,320
Annaly Capital Management, Inc. (REIT)	47,395	788,179
Apartment Investment & Management Co. (REIT), Class A	2,064	45,656
AvalonBay Communities, Inc. (REIT)	4,657	531,131
Boston Properties, Inc. (REIT)	1,329	118,414
Brandywine Realty Trust (REIT)	7,053	56,495
BRE Properties, Inc. (REIT)	3,672	155,472
Camden Property Trust (REIT)	988	54,597
Chimera Investment Corp. (REIT)	47,894	132,666
CommonWealth REIT (REIT)	3,717	70,512
Corporate Office Properties Trust/Maryland (REIT)	2,567	55,909
DDR Corp. (REIT)	11,112	121,121
Douglas Emmett, Inc. (REIT)	6,649	113,698
Duke Realty Corp. (REIT)	12,902	135,471
Equity Residential (REIT)	14,009	726,647
Essex Property Trust, Inc. (REIT)	783	93,991
Federal Realty Investment Trust (REIT)	788	64,939
General Growth Properties, Inc. (REIT)	27,359	331,044
HCP, Inc. (REIT)	20,791	728,932
Health Care REIT, Inc. (REIT)	8,770	410,436
Hospitality Properties Trust (REIT)	6,591	139,927
Host Hotels & Resorts, Inc. (REIT)	34,190	374,039
Kimco Realty Corp. (REIT)	19,633	295,084
Liberty Property Trust (REIT)	5,522	160,745
Macerich Co. (REIT)	4,470	190,556
Mack-Cali Realty Corp. (REIT)	4,785	127,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,130	$147,632
Plum Creek Timber Co., Inc. (REIT)	3,340	115,931
ProLogis, Inc. (REIT)	22,686	550,136
Public Storage (REIT)	457	50,887
Realty Income Corp. (REIT)	6,426	207,174
Regency Centers Corp. (REIT)	4,525	159,868
Senior Housing Properties Trust (REIT)	7,279	156,790
Simon Property Group, Inc. (REIT)	2,784	306,184
SL Green Realty Corp. (REIT)	4,270	248,301
Taubman Centers, Inc. (REIT)	2,901	145,949
UDR, Inc. (REIT)	10,312	228,308
Ventas, Inc. (REIT)	5,236	258,658
Vornado Realty Trust (REIT)	8,356	623,525
Weingarten Realty Investors (REIT)	6,402	135,530
Weyerhaeuser Co. (REIT)	18,433	286,633
		10,087,373
Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	6,760	72,061
Howard Hughes Corp.*	1,147	48,289
Jones Lang LaSalle, Inc.	500	25,905
St. Joe Co.*	3,405	51,041
		197,296
Thrifts & Mortgage Finance (0.3%)
BankUnited, Inc.	1,800	37,368
Capitol Federal Financial, Inc.	8,785	92,770
First Niagara Financial Group, Inc.	15,958	146,016
Hudson City Bancorp, Inc.	21,744	123,071
New York Community Bancorp, Inc.	20,895	248,650
People’s United Financial, Inc.	15,110	172,254
TFS Financial Corp.*	4,043	32,869
Washington Federal, Inc.	6,159	78,466
		931,464
Total Financials		72,296,219

Health Care (12.9%)
Biotechnology (1.0%)
Amgen, Inc.	47,037	2,584,683
Cephalon, Inc.*	3,893	314,165
Vertex Pharmaceuticals, Inc.*	1,200	53,448
		2,952,296
Health Care Equipment & Supplies (0.9%)
Alere, Inc.*	4,476	87,953
Baxter International, Inc.	3,056	171,564
Boston Scientific Corp.*	77,445	457,700
CareFusion Corp.*	7,852	188,055
Cooper Cos., Inc.	1,826	144,528
Covidien plc	11,600	511,560
DENTSPLY International, Inc.	4,400	135,036
Hill-Rom Holdings, Inc.	505	15,160
Hologic, Inc.*	13,828	210,324
Kinetic Concepts, Inc.*	773	50,933
Medtronic, Inc.	7,743	257,377
Teleflex, Inc.	1,772	95,281
Zimmer Holdings, Inc.*	9,659	516,757
		2,842,228
Health Care Providers & Services (2.4%)
Aetna, Inc.	18,833	684,579
AMERIGROUP Corp.*	800	31,208
Brookdale Senior Living, Inc.*	668	8,377
Cardinal Health, Inc.	8,878	371,811
CIGNA Corp.	13,623	571,349
Community Health Systems, Inc.*	4,981	82,884
Coventry Health Care, Inc.*	7,801	224,747
HCA Holdings, Inc.*	2,700	54,432
Health Net, Inc.*	3,941	93,441
Henry Schein, Inc.*	2,300	142,623
Humana, Inc.	8,632	627,805
LifePoint Hospitals, Inc.*	2,833	103,801
Omnicare, Inc.	6,023	153,165
Patterson Cos., Inc.	3,300	94,479
Quest Diagnostics, Inc.	710	35,046
Tenet Healthcare Corp.*	24,395	100,751
UnitedHealth Group, Inc.	54,892	2,531,619
VCA Antech, Inc.*	4,600	73,508
WellPoint, Inc.	18,526	1,209,377
		7,195,002
Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	1,900	34,238
Emdeon, Inc., Class A*	505	9,489
		43,727
Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	1,010	91,678
Life Technologies Corp.*	8,242	316,740
PerkinElmer, Inc.	5,915	113,627
QIAGEN N.V.*	12,300	170,109
Thermo Fisher Scientific, Inc.*	19,595	992,291
		1,684,445
Pharmaceuticals (8.0%)
Abbott Laboratories, Inc.	4,534	231,869
Bristol-Myers Squibb Co.	85,974	2,697,864
Eli Lilly and Co.	34,245	1,266,038
Forest Laboratories, Inc.*	14,306	440,482
Hospira, Inc.*	1,400	51,800
Johnson & Johnson	110,402	7,033,711
Merck & Co., Inc.	156,072	5,105,115
Mylan, Inc.*	2,177	37,009
Pfizer, Inc.	399,802	7,068,499
Watson Pharmaceuticals, Inc.*	424	28,938
		23,961,325
Total Health Care		38,679,023

Industrials (8.7%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.	1,652	90,050
BE Aerospace, Inc.*	261	8,642
Boeing Co.	4,242	256,683
General Dynamics Corp.	16,703	950,234
Goodrich Corp.	3,651	440,603
Huntington Ingalls Industries, Inc.*	2,836	69,000
ITT Corp.	9,413	395,346
L-3 Communications Holdings, Inc.	5,380	333,399
Lockheed Martin Corp.	1,935	140,558
Northrop Grumman Corp.	13,777	718,608
Raytheon Co.	18,032	736,968
Spirit AeroSystems Holdings, Inc., Class A*	5,099	81,329
Textron, Inc.	13,739	242,356
United Technologies Corp.	2,605	183,288
		4,647,064
Air Freight & Logistics (0.3%)
FedEx Corp.	14,835	1,004,033
UTi Worldwide, Inc.	1,126	14,683
		1,018,716
Airlines (0.2%)
AMR Corp.*	9,327	27,608
Copa Holdings S.A., Class A	505	30,941
Delta Air Lines, Inc.*	17,800	133,500
Southwest Airlines Co.	31,249	251,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	2,273	$44,051
		487,342
Building Products (0.1%)
Armstrong World Industries, Inc.	1,224	42,155
Owens Corning, Inc.*	6,568	142,394
		184,549
Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	5,281	132,448
Cintas Corp.	6,182	173,962
Corrections Corp. of America*	5,696	129,242
Covanta Holding Corp.	6,004	91,201
KAR Auction Services, Inc.*	1,262	15,283
Pitney Bowes, Inc.	9,684	182,059
R.R. Donnelley & Sons Co.	9,653	136,300
Republic Services, Inc.	16,532	463,888
Waste Connections, Inc.	770	26,041
Waste Management, Inc.	23,949	779,779
		2,130,203
Construction & Engineering (0.3%)
AECOM Technology Corp.*	3,788	66,934
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,183	62,499
Jacobs Engineering Group, Inc.*	6,678	215,633
KBR, Inc.	7,282	172,074
Quanta Services, Inc.*	10,164	190,981
Shaw Group, Inc.*	3,781	82,199
URS Corp.*	3,917	116,178
		906,498
Electrical Equipment (0.2%)
Cooper Industries plc	3,000	138,360
General Cable Corp.*	1,275	29,771
GrafTech International Ltd.*	6,400	81,280
Hubbell, Inc., Class B	3,190	158,033
Regal-Beloit Corp.	2,052	93,120
Thomas & Betts Corp.*	2,106	84,050
		584,614
Industrial Conglomerates (3.2%)
3M Co.	4,200	301,518
Carlisle Cos., Inc.	3,129	99,752
General Electric Co.	536,754	8,180,131
Tyco International Ltd.	23,625	962,719
		9,544,120
Machinery (0.9%)
AGCO Corp.*	4,721	163,205
CNH Global N.V.*	1,262	33,115
Crane Co.	2,641	94,257
Dover Corp.	2,223	103,592
Eaton Corp.	10,892	386,666
Flowserve Corp.	305	22,570
Harsco Corp.	4,136	80,197
IDEX Corp.	360	11,218
Illinois Tool Works, Inc.	1,600	66,560
Ingersoll-Rand plc	3,631	101,995
Kennametal, Inc.	3,808	124,674
Lincoln Electric Holdings, Inc.	1,700	49,317
Navistar International Corp.*	1,700	54,604
Oshkosh Corp.*	4,800	75,552
Parker Hannifin Corp.	4,866	307,190
Pentair, Inc.	5,176	165,684
Snap-on, Inc.	2,490	110,556
SPX Corp.	1,959	88,762
Stanley Black & Decker, Inc.	8,468	415,779
Terex Corp.*	5,568	57,128
Timken Co.	766	25,140
Trinity Industries, Inc.	4,303	92,127
		2,629,888
Marine (0.0%)
Alexander & Baldwin, Inc.	2,199	80,329
Kirby Corp.*	809	42,586
		122,915
Professional Services (0.2%)
Equifax, Inc.	6,137	188,651
Manpower, Inc.	4,367	146,819
Nielsen Holdings N.V.*	630	16,430
Towers Watson & Co., Class A	2,320	138,690
Verisk Analytics, Inc., Class A*	1,000	34,770
		525,360
Road & Rail (1.0%)
Con-way, Inc.	2,495	55,214
Kansas City Southern*	1,450	72,442
Norfolk Southern Corp.	17,801	1,086,217
Ryder System, Inc.	2,709	101,615
Union Pacific Corp.	20,599	1,682,320
		2,997,808
Trading Companies & Distributors (0.0%)
Air Lease Corp.*	1,800	34,560
GATX Corp.	1,977	61,267
WESCO International, Inc.*	1,192	39,992
		135,819
Total Industrials		25,914,896
Information Technology (8.6%)
Communications Equipment (1.9%)
Brocade Communications Systems, Inc.*	24,808	107,170
Cisco Systems, Inc.	277,900	4,304,671
EchoStar Corp., Class A*	1,959	44,293
Harris Corp.	4,900	167,433
Motorola Mobility Holdings, Inc.*	13,318	503,154
Motorola Solutions, Inc.	15,134	634,115
Tellabs, Inc.	14,792	63,458
		5,824,294
Computers & Peripherals (1.2%)
Dell, Inc.*	20,900	295,735
Diebold, Inc.	2,957	81,347
Hewlett-Packard Co.	100,600	2,258,470
Lexmark International, Inc., Class A*	3,577	96,686
NCR Corp.*	1,800	30,402
SanDisk Corp.*	11,900	480,165
Western Digital Corp.*	11,248	289,299
		3,532,104
Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	5,195	144,317
Avnet, Inc.*	7,858	204,937
AVX Corp.	1,997	23,704
Corning, Inc.	78,367	968,616
Ingram Micro, Inc., Class A*	8,079	130,314
Itron, Inc.*	2,165	63,868
Jabil Circuit, Inc.	1,718	30,563
Molex, Inc.	7,319	149,088
Tech Data Corp.*	2,503	108,205
Vishay Intertechnology, Inc.*	7,608	63,603
		1,887,215
Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	900	17,892
AOL, Inc.*	6,147	73,764
eBay, Inc.*	26,585	783,992
IAC/InterActiveCorp*	3,879	153,414
Monster Worldwide, Inc.*	6,859	49,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	66,382	$873,587
		1,951,897
IT Services (1.0%)
Amdocs Ltd.*	9,571	259,565
Broadridge Financial Solutions, Inc.	628	12,648
Computer Sciences Corp.	8,041	215,901
CoreLogic, Inc.*	5,035	53,723
DST Systems, Inc.	1,600	70,128
Fidelity National Information Services, Inc.	13,352	324,721
Fiserv, Inc.*	1,478	75,038
Genpact Ltd.*	1,500	21,585
Paychex, Inc.	1,400	36,918
SAIC, Inc.*	10,300	121,643
Total System Services, Inc.	8,256	139,774
Visa, Inc., Class A	17,900	1,534,388
		2,866,032
Office Electronics (0.2%)
Xerox Corp.	70,500	491,385
Semiconductors & Semiconductor Equipment (2.8%)
Applied Materials, Inc.	61,200	633,420
Atmel Corp.*	1,527	12,323
Cree, Inc.*	5,400	140,292
Fairchild Semiconductor International, Inc.*	6,677	72,111
Intel Corp.	268,111	5,718,808
International Rectifier Corp.*	3,871	72,078
Intersil Corp., Class A	3,372	34,698
KLA-Tencor Corp.	2,056	78,704
LSI Corp.*	19,837	102,756
Marvell Technology Group Ltd.*	24,800	360,344
MEMC Electronic Materials, Inc.*	4,924	25,802
Micron Technology, Inc.*	41,629	209,810
Novellus Systems, Inc.*	3,574	97,427
PMC-Sierra, Inc.*	12,150	72,657
SunPower Corp., Class A*	5,080	41,097
Teradyne, Inc.*	9,800	107,898
Texas Instruments, Inc.	21,320	568,178
		8,348,403
Software (0.3%)
Activision Blizzard, Inc.	22,298	265,346
CA, Inc.	19,458	377,680
Compuware Corp.*	3,032	23,225
Synopsys, Inc.*	7,186	175,051
		841,302
Total Information Technology		25,742,632
Materials (2.5%)
Chemicals (0.8%)
Ashland, Inc.	3,917	172,896
Cabot Corp.	3,535	87,597
CF Industries Holdings, Inc.	579	71,443
Cytec Industries, Inc.	2,591	91,048
Dow Chemical Co.	59,010	1,325,364
Huntsman Corp.	8,201	79,304
LyondellBasell Industries N.V., Class A	15,000	366,450
Nalco Holding Co.	800	27,984
RPM International, Inc.	6,838	127,871
Valspar Corp.	4,389	136,981
Westlake Chemical Corp.	800	27,424
		2,514,362
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,300	82,186
Vulcan Materials Co.	6,782	186,912
		269,098
Containers & Packaging (0.3%)
AptarGroup, Inc.	3,499	156,300
Bemis Co., Inc.	4,971	145,700
Greif, Inc., Class A	2,022	86,723
Owens-Illinois, Inc.*	8,618	130,304
Packaging Corp. of America	556	12,955
Sealed Air Corp.	8,201	136,957
Sonoco Products Co.	5,382	151,934
Temple-Inland, Inc.	4,183	131,221
		952,094
Metals & Mining (1.0%)
AK Steel Holding Corp.	5,139	33,609
Alcoa, Inc.	52,381	501,286
Commercial Metals Co.	5,985	56,917
Newmont Mining Corp.	24,400	1,534,760
Nucor Corp.	16,220	513,201
Reliance Steel & Aluminum Co.	3,009	102,336
Schnitzer Steel Industries, Inc., Class A	770	28,336
Steel Dynamics, Inc.	3,101	30,762
Titanium Metals Corp.	2,100	31,458
United States Steel Corp.	7,624	167,804
		3,000,469
Paper & Forest Products (0.3%)
Domtar Corp.	1,973	134,499
International Paper Co.	17,775	413,269
MeadWestvaco Corp.	8,787	215,809
		763,577
Total Materials		7,499,600
Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.8%)
AT&T, Inc.	299,762	8,549,212
CenturyLink, Inc.	30,608	1,013,737
Frontier Communications Corp.	48,133	294,093
Level 3 Communications, Inc.*	89,856	133,885
tw telecom, Inc.*	1,100	18,172
Verizon Communications, Inc.	110,598	4,070,006
Windstream Corp.	12,010	140,037
		14,219,142
Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	1,995	4,648
NII Holdings, Inc.*	1,087	29,295
Sprint Nextel Corp.*	149,753	455,249
Telephone & Data Systems, Inc.	4,919	104,529
U.S. Cellular Corp.*	871	34,535
		628,256
Total Telecommunication Services		14,847,398
Utilities (7.9%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	24,554	933,543
DPL, Inc.	5,953	179,423
Duke Energy Corp.	66,758	1,334,492
Edison International	16,376	626,382
Entergy Corp.	8,769	581,297
Exelon Corp.	33,545	1,429,352
FirstEnergy Corp.	20,863	936,957
Great Plains Energy, Inc.	7,435	143,496
Hawaiian Electric Industries, Inc.	5,104	123,925
NextEra Energy, Inc.	21,084	1,138,958
Northeast Utilities	9,155	308,066
NV Energy, Inc.	11,034	162,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pepco Holdings, Inc.	10,742	$203,239
Pinnacle West Capital Corp.	5,651	242,654
PPL Corp.	28,674	818,356
Progress Energy, Inc.	15,095	780,713
Southern Co.	42,696	1,809,030
Westar Energy, Inc.	6,028	159,260

		11,911,453

Gas Utilities (0.4%)
AGL Resources, Inc.	3,908	159,212
Atmos Energy Corp.	4,727	153,391
National Fuel Gas Co.	3,744	182,258
Oneok, Inc.	5,061	334,229
Questar Corp.	8,254	146,178
UGI Corp.	6,058	159,144

		1,134,412

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	31,786	310,231
Calpine Corp.*	18,447	259,734
Constellation Energy Group, Inc.	9,094	346,117
GenOn Energy, Inc.*	41,174	114,464
NRG Energy, Inc.*	12,594	267,119

		1,297,665

Multi-Utilities (3.0%)
Alliant Energy Corp.	5,843	226,007
Ameren Corp.	12,525	372,869
CenterPoint Energy, Inc.	21,682	425,401
CMS Energy Corp.	12,170	240,844
Consolidated Edison, Inc.	14,577	831,181
Dominion Resources, Inc.	28,921	1,468,319
DTE Energy Co.	8,301	406,915
Integrys Energy Group, Inc.	3,670	178,435
MDU Resources Group, Inc.	9,946	190,864
NiSource, Inc.	13,472	288,031
NSTAR	5,445	243,990
OGE Energy Corp.	4,792	229,010
PG&E Corp.	19,809	838,119
Public Service Enterprise Group, Inc.	25,758	859,545
SCANA Corp.	5,894	238,412
Sempra Energy	12,059	621,039
TECO Energy, Inc.	10,213	174,949
Vectren Corp.	4,414	119,531
Wisconsin Energy Corp.	11,406	356,894
Xcel Energy, Inc.	24,619	607,843

		8,918,198

Water Utilities (0.1%)
American Water Works Co., Inc.	9,083	274,125
Aqua America, Inc.	6,537	141,003

		415,128

Total Utilities		23,676,856

Total Common Stocks (98.0%) (Cost $315,939,434)		292,892,352

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.2%)
U.S. Treasury Bills
0.03%, 10/6/11 #(p)	$194,000	$193,999
0.02%, 10/20/11 #(p)	300,000	299,997
0.03%, 2/23/12 #(p)	85,000	84,990

Total Government Securities (Cost $578,990)		578,986

Total Short-Term Investments (0.2%) (Cost $578,990)		578,986

Total Investments (98.2%) (Cost $316,518,424)		293,471,338
Other Assets Less Liabilities (1.8%)		5,313,082

Net Assets (100%)		$298,784,420

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $578,986

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	5	December-11	$330,660	$310,450	$(20,210)
S&P 500 E-Mini Index	97	December-11	5,787,481	5,461,100	(326,381)
S&P MidCap 400 E-Mini Index	4	December-11	341,729	311,560	(30,169)

					$(376,760)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$25,195,968	$—	$—	$25,195,968
Consumer Staples	24,505,037	—	—	24,505,037
Energy	34,534,723	—	—	34,534,723
Financials	72,296,219	—	—	72,296,219
Health Care	38,679,023	—	—	38,679,023
Industrials	25,914,896	—	—	25,914,896
Information Technology	25,742,632	—	—	25,742,632
Materials	7,499,600	—	—	7,499,600
Telecommunication Services	14,847,398	—	—	14,847,398
Utilities	23,676,856	—	—	23,676,856
Short-Term Investments	—	578,986	—	578,986

Total Assets	$292,892,352	$578,986	$—	$293,471,338

Liabilities:
Futures	$(376,760)	$—	$—	$(376,760)

Total Liabilities	$(376,760)	$—	$—	$(376,760)

Total	$292,515,592	$578,986	$—	$293,094,578

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$62,733,702
Net Proceeds of Sales and Redemptions:
Stocks	$85,855,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,279,190
Aggregate gross unrealized depreciation	(37,351,636)

Net unrealized depreciation	$(26,072,446)

Federal income tax cost of investments	$319,543,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (0.6%)
Autoliv, Inc.	22,600	$1,096,100
Federal-Mogul Corp.*	4,900	72,275
Johnson Controls, Inc.	128,600	3,391,182
Lear Corp.	178,700	7,666,230
TRW Automotive Holdings Corp.*	137,500	4,500,375
Visteon Corp.*	12,300	528,900

		17,255,062

Automobiles (0.7%)
Ford Motor Co.*	1,134,600	10,971,582
General Motors Co.*	463,500	9,353,430
Thor Industries, Inc.	11,200	248,080

		20,573,092

Distributors (0.1%)
Genuine Parts Co.	29,000	1,473,200

Diversified Consumer Services (0.0%)
Career Education Corp.*	15,600	203,580
DeVry, Inc.	3,300	121,968
Education Management Corp.*	9,700	143,948
H&R Block, Inc.	31,900	424,589
Service Corp. International	60,600	555,096

		1,449,181

Hotels, Restaurants & Leisure (0.4%)
Bally Technologies, Inc.*	800	21,584
Brinker International, Inc.	1,600	33,472
Carnival Corp.	108,200	3,278,460
Choice Hotels International, Inc.	6,600	196,152
Dunkin’ Brands Group, Inc.*	846	23,434
Hyatt Hotels Corp., Class A*	10,600	332,522
International Game Technology	36,900	536,157
McDonald’s Corp.	36,500	3,205,430
MGM Resorts International*	69,600	646,584
Penn National Gaming, Inc.*	17,200	572,588
Royal Caribbean Cruises Ltd.	15,100	326,764
Wendy’s Co.	80,200	368,118
WMS Industries, Inc.*	14,500	255,055
Wyndham Worldwide Corp.	43,100	1,228,781

		11,025,101

Household Durables (0.4%)
D.R. Horton, Inc.	70,900	640,936
Garmin Ltd.	25,400	806,958
Harman International Industries, Inc.	6,000	171,480
Jarden Corp.	23,300	658,458
Leggett & Platt, Inc.	9,000	178,110
Lennar Corp., Class A	40,600	549,724
Mohawk Industries, Inc.*	14,400	617,904
Newell Rubbermaid, Inc.	73,800	876,006
NVR, Inc.*	9,500	5,737,810
Pulte Group, Inc.*	86,602	342,078
Toll Brothers, Inc.*	37,200	536,796
Whirlpool Corp.	19,400	968,254

		12,084,514

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	27,200	5,881,456
Expedia, Inc.	20,300	522,725
HomeAway, Inc.*	831	27,938
Liberty Interactive Corp.*	152,500	2,252,425

		8,684,544

Leisure Equipment & Products (0.0%)
Mattel, Inc.	22,600	585,114

Media (4.0%)
CBS Corp., Class B	203,000	4,137,140
Clear Channel Outdoor Holdings, Inc., Class A*	10,300	96,408
Comcast Corp., Class A	1,072,600	22,417,340
DIRECTV, Class A*	347,200	14,669,200
DISH Network Corp., Class A*	12,600	315,756
DreamWorks Animation SKG, Inc., Class A*	18,100	329,058
Gannett Co., Inc.	271,100	2,583,583
Interpublic Group of Cos., Inc.	199,400	1,435,680
Lamar Advertising Co., Class A*	10,300	175,409
Liberty Media Corp. - Liberty Capital*	18,100	1,196,772
Liberty Media Corp. - Liberty Starz*	13,280	844,077
Madison Square Garden Co., Class A*	15,275	348,270
McGraw-Hill Cos., Inc.	138,700	5,686,700
News Corp., Class A	777,200	12,023,284
Pandora Media, Inc.*	1,741	25,506
Regal Entertainment Group, Class A	13,700	160,838
Thomson Reuters Corp.	50,400	1,362,816
Time Warner Cable, Inc.	169,000	10,591,230
Time Warner, Inc.	271,733	8,143,838
Viacom, Inc., Class B	266,900	10,339,706
Walt Disney Co.	479,640	14,465,942
Washington Post Co., Class B	1,300	425,061

		111,773,614

Multiline Retail (0.8%)
Big Lots, Inc.*	169,500	5,903,685
Dillard’s, Inc., Class A	8,600	373,928
J.C. Penney Co., Inc.	41,900	1,122,082
Kohl’s Corp.	11,300	554,830
Macy’s, Inc.	94,600	2,489,872
Sears Holdings Corp.*	9,800	563,696
Target Corp.	232,800	11,416,512

		22,424,605

Specialty Retail (1.9%)
Aaron’s, Inc.	5,500	138,875
Abercrombie & Fitch Co., Class A	3,100	190,836
American Eagle Outfitters, Inc.	49,400	578,968
AutoNation, Inc.*	5,200	170,456
Best Buy Co., Inc.	80,300	1,870,990
CarMax, Inc.*	47,800	1,140,030
Chico’s FAS, Inc.	14,900	170,307
DSW, Inc., Class A	400	18,472
Foot Locker, Inc.	254,400	5,110,896
GameStop Corp., Class A*	149,900	3,462,690
Gap, Inc.	102,400	1,662,976
Home Depot, Inc.	301,300	9,903,731
Limited Brands, Inc.	159,700	6,150,047
Lowe’s Cos., Inc.	676,600	13,085,444
RadioShack Corp.	26,900	312,578
Ross Stores, Inc.	76,500	6,019,785
Sally Beauty Holdings, Inc.*	1,700	28,220
Signet Jewelers Ltd.*	22,000	743,600
Staples, Inc.	180,900	2,405,970
Williams-Sonoma, Inc.	12,700	391,033

		53,555,904

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	25,900	1,342,397
NIKE, Inc., Class B	32,900	2,813,279
PVH Corp.	12,900	751,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	22,100	$2,685,592

		7,592,564

Total Consumer Discretionary		268,476,495

Consumer Staples (7.9%)
Beverages (0.5%)
Brown-Forman Corp., Class B	3,800	266,532
Coca-Cola Co.	59,800	4,040,088
Coca-Cola Enterprises, Inc.	19,300	480,184
Constellation Brands, Inc., Class A*	423,900	7,630,200
Fortune Brands, Inc.	39,100	2,114,528
Molson Coors Brewing Co., Class B	34,100	1,350,701

		15,882,233

Food & Staples Retailing (1.1%)
BJ’s Wholesale Club, Inc.*	12,500	640,500
CVS Caremark Corp.	344,100	11,554,878
Kroger Co.	491,700	10,797,732
Safeway, Inc.	89,800	1,493,374
SUPERVALU, Inc.	53,800	358,308
Walgreen Co.	13,000	427,570
Wal-Mart Stores, Inc.	108,126	5,611,739

		30,884,101

Food Products (2.2%)
Archer-Daniels-Midland Co.	161,800	4,014,258
Bunge Ltd.	152,700	8,900,883
Campbell Soup Co.	10,900	352,833
ConAgra Foods, Inc.	341,400	8,268,708
Corn Products International, Inc.	3,700	145,188
Dean Foods Co.*	46,400	411,568
General Mills, Inc.	101,000	3,885,470
H.J. Heinz Co.	34,000	1,716,320
Hershey Co.	9,800	580,552
Hormel Foods Corp.	16,300	440,426
J.M. Smucker Co.	29,500	2,150,255
Kellogg Co.	4,100	218,079
Kraft Foods, Inc., Class A	419,300	14,080,094
McCormick & Co., Inc. (Non-Voting)	10,600	489,296
Mead Johnson Nutrition Co.	42,400	2,918,392
Ralcorp Holdings, Inc.*	14,000	1,073,940
Sara Lee Corp.	25,200	412,020
Smithfield Foods, Inc.*	157,600	3,073,200
Tyson Foods, Inc., Class A	511,100	8,872,696

		62,004,178

Household Products (2.3%)
Church & Dwight Co., Inc.	15,300	676,260
Clorox Co.	31,900	2,115,927
Colgate-Palmolive Co.	12,200	1,081,896
Energizer Holdings, Inc.*	17,700	1,175,988
Kimberly-Clark Corp.	49,400	3,507,894
Procter & Gamble Co.	889,870	56,221,987

		64,779,952

Tobacco (1.8%)
Altria Group, Inc.	764,800	20,504,288
Lorillard, Inc.	115,200	12,752,640
Philip Morris International, Inc.	225,100	14,041,738
Reynolds American, Inc.	89,900	3,369,452

		50,668,118

Total Consumer Staples		224,218,582

Energy (10.8%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	10,200	350,472
Baker Hughes, Inc.	66,406	3,065,301
Cameron International Corp.*	16,300	677,102
Diamond Offshore Drilling, Inc.	9,200	503,608
Helmerich & Payne, Inc.	91,800	3,727,080
McDermott International, Inc.*	259,500	2,792,220
Nabors Industries Ltd.*	169,800	2,081,748
National Oilwell Varco, Inc.	107,400	5,501,028
Oil States International, Inc.*	2,100	106,932
Patterson-UTI Energy, Inc.	34,800	603,432
Rowan Cos., Inc.*	27,000	815,130
SEACOR Holdings, Inc.	5,500	441,155
Tidewater, Inc.	12,300	517,215
Transocean Ltd.	164,000	7,829,360
Unit Corp.*	10,600	391,352

		29,403,135

Oil, Gas & Consumable Fuels (9.7%)
Alpha Natural Resources, Inc.*	25,180	445,434
Anadarko Petroleum Corp.	272,800	17,200,040
Apache Corp.	69,335	5,563,440
Arch Coal, Inc.	37,200	542,376
BP plc (ADR)	243,900	8,797,473
Chesapeake Energy Corp.	166,900	4,264,295
Chevron Corp.	666,940	61,705,289
Cimarex Energy Co.	16,000	891,200
Cobalt International Energy, Inc.*	2,000	15,420
ConocoPhillips	706,720	44,749,510
Denbury Resources, Inc.*	17,029	195,834
Devon Energy Corp.	242,300	13,433,112
El Paso Corp.	11,500	201,020
Energen Corp.	18,300	748,287
EQT Corp.	20,700	1,104,552
EXCO Resources, Inc.	3,100	33,232
Exxon Mobil Corp.	684,106	49,686,619
Forest Oil Corp.*	6,200	89,280
Hess Corp.	77,000	4,039,420
Kinder Morgan, Inc.	13,700	354,693
Kosmos Energy Ltd.*	1,300	15,223
Marathon Oil Corp.	567,900	12,255,282
Marathon Petroleum Corp.	365,550	9,891,783
Murphy Oil Corp.	41,600	1,837,056
Newfield Exploration Co.*	14,400	571,536
Nexen, Inc.	260,300	4,032,047
Noble Energy, Inc.	35,800	2,534,640
Occidental Petroleum Corp.	146,900	10,503,350
Pioneer Natural Resources Co.	5,600	368,312
Plains Exploration & Production Co.*	35,800	813,018
QEP Resources, Inc.	9,600	259,872
Quicksilver Resources, Inc.*	27,900	211,482
SM Energy Co.	3,100	188,015
Southern Union Co.	31,600	1,282,012
Spectra Energy Corp.	164,900	4,044,997
Sunoco, Inc.	30,700	952,007
Teekay Corp.	10,600	239,666
Tesoro Corp.*	167,700	3,265,119
Valero Energy Corp.	195,100	3,468,878
Williams Cos., Inc.	149,200	3,631,528

		274,426,349

Total Energy		303,829,484

Financials (15.2%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	3,800	296,590
American Capital Ltd.*	89,400	609,708
Ameriprise Financial, Inc.	61,500	2,420,640
Ares Capital Corp.	51,900	714,663
Bank of New York Mellon Corp.	315,100	5,857,709
BlackRock, Inc.	11,859	1,755,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.*	63,600	$579,396
Federated Investors, Inc., Class B	4,300	75,379
Goldman Sachs Group, Inc.	131,400	12,423,870
Invesco Ltd.	117,200	1,817,772
Janus Capital Group, Inc.	47,200	283,200
Jefferies Group, Inc.	34,200	424,422
Legg Mason, Inc.	37,700	969,267
LPL Investment Holdings, Inc.*	1,301	33,071
Morgan Stanley	391,972	5,291,622
Northern Trust Corp.	55,100	1,927,398
Raymond James Financial, Inc.	25,800	669,768
State Street Corp.	127,900	4,113,264

		40,262,990

Commercial Banks (2.7%)
Associated Banc-Corp	43,900	408,270
Bank of Hawaii Corp.	12,100	440,440
BB&T Corp.	176,700	3,769,011
BOK Financial Corp.	6,500	304,785
CapitalSource, Inc.	82,000	503,480
CIT Group, Inc.*	50,900	1,545,833
City National Corp./California	11,800	445,568
Comerica, Inc.	44,800	1,029,056
Commerce Bancshares, Inc./Missouri	18,791	652,987
Cullen/Frost Bankers, Inc.	13,500	619,110
East West Bancorp, Inc.	37,700	562,107
Fifth Third Bancorp	233,100	2,354,310
First Citizens BancShares, Inc./North Carolina, Class A	1,400	200,956
First Horizon National Corp.	66,785	398,039
First Republic Bank/California*	18,600	430,776
Fulton Financial Corp.	50,500	386,325
Huntington Bancshares, Inc./Ohio	219,100	1,051,680
KeyCorp	241,200	1,430,316
M&T Bank Corp.	31,832	2,225,057
PNC Financial Services Group, Inc.	133,600	6,438,184
Popular, Inc.*	259,700	389,550
Regions Financial Corp.	318,800	1,061,604
SunTrust Banks, Inc.	136,200	2,444,790
Synovus Financial Corp.	199,200	213,144
TCF Financial Corp.	40,300	369,148
U.S. Bancorp	488,900	11,508,706
Valley National Bancorp	43,068	456,090
Wells Fargo & Co.	1,403,383	33,849,598
Zions Bancorp	46,600	655,662

		76,144,582

Consumer Finance (0.5%)
American Express Co.	105,300	4,727,970
Capital One Financial Corp.	116,500	4,616,895
Discover Financial Services	124,700	2,860,618
SLM Corp.	133,800	1,665,810

		13,871,293

Diversified Financial Services (4.1%)
Bank of America Corp.	2,571,450	15,737,274
Citigroup, Inc.	1,444,640	37,011,677
CME Group, Inc.	17,100	4,213,440
Interactive Brokers Group, Inc., Class A	9,200	128,156
JPMorgan Chase & Co.	1,600,497	48,206,969
Leucadia National Corp.	50,100	1,136,268
Moody’s Corp.	216,000	6,577,200
NASDAQ OMX Group, Inc.*	27,500	636,350
NYSE Euronext	45,900	1,066,716

		114,714,050

Insurance (4.6%)
ACE Ltd.	205,800	12,471,480
Aflac, Inc.	118,700	4,148,565
Alleghany Corp.*	1,751	505,163
Allied World Assurance Co. Holdings AG	9,600	515,616
Allstate Corp.	132,700	3,143,663
American Financial Group, Inc./Ohio	20,400	633,828
American International Group, Inc.*	112,159	2,461,890
American National Insurance Co.	1,800	124,650
Aon Corp.	83,900	3,522,122
Arch Capital Group Ltd.*	33,500	1,094,613
Arthur J. Gallagher & Co.	28,000	736,400
Aspen Insurance Holdings Ltd.	17,900	412,416
Assurant, Inc.	24,500	877,100
Assured Guaranty Ltd.	46,700	513,233
Axis Capital Holdings Ltd.	32,800	850,832
Berkshire Hathaway, Inc., Class B*	446,324	31,706,857
Brown & Brown, Inc.	29,500	525,100
Chubb Corp.	105,300	6,316,947
Cincinnati Financial Corp.	37,100	976,843
CNA Financial Corp.	6,700	150,549
Endurance Specialty Holdings Ltd.	10,300	351,745
Everest Reinsurance Group Ltd.	11,700	928,746
Fidelity National Financial, Inc., Class A	56,600	859,188
Genworth Financial, Inc., Class A*	124,400	714,056
Hanover Insurance Group, Inc.	11,500	408,250
Hartford Financial Services Group, Inc.	112,900	1,822,206
HCC Insurance Holdings, Inc.	28,800	779,040
Kemper Corp.	12,600	301,896
Lincoln National Corp.	79,500	1,242,585
Loews Corp.	80,400	2,777,820
Markel Corp.*	2,500	892,825
Marsh & McLennan Cos., Inc.	139,200	3,694,368
MBIA, Inc.*	37,500	272,625
Mercury General Corp.	6,800	260,780
MetLife, Inc.	208,400	5,837,284
Old Republic International Corp.	65,700	586,044
PartnerReinsurance Ltd.	17,100	893,817
Principal Financial Group, Inc.	81,500	1,847,605
Progressive Corp.	166,400	2,955,264
Protective Life Corp.	21,700	339,171
Prudential Financial, Inc.	123,400	5,782,524
Reinsurance Group of America, Inc.	18,800	863,860
RenaissanceReinsurance Holdings Ltd.	13,100	835,780
StanCorp Financial Group, Inc.	11,500	317,055
Torchmark Corp.	28,950	1,009,197
Transatlantic Holdings, Inc.	15,900	771,468
Travelers Cos., Inc.	304,025	14,815,138
Unum Group	78,100	1,636,976
Validus Holdings Ltd.	16,800	418,656
W. R. Berkley Corp.	29,000	861,010
White Mountains Insurance Group Ltd.	1,800	730,350
XL Group plc	78,500	1,475,800

		128,970,996

Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)	15,700	963,823
American Capital Agency Corp. (REIT)	32,700	886,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Annaly Capital Management, Inc. (REIT)	239,138	$3,976,865
Apartment Investment & Management Co. (REIT), Class A	9,742	215,493
AvalonBay Communities, Inc. (REIT)	22,171	2,528,602
Boston Properties, Inc. (REIT)	6,600	588,060
Brandywine Realty Trust (REIT)	34,300	274,743
BRE Properties, Inc. (REIT)	18,900	800,226
Camden Property Trust (REIT)	5,000	276,300
Chimera Investment Corp. (REIT)	260,600	721,862
CommonWealth REIT (REIT)	18,300	347,151
Corporate Office Properties Trust/Maryland (REIT)	12,300	267,894
DDR Corp. (REIT)	54,800	597,320
Douglas Emmett, Inc. (REIT)	31,500	538,650
Duke Realty Corp. (REIT)	64,100	673,050
Equity Residential (REIT)	69,300	3,594,591
Essex Property Trust, Inc. (REIT)	3,700	444,148
Federal Realty Investment Trust (REIT)	3,900	321,399
General Growth Properties, Inc. (REIT)	142,969	1,729,925
HCP, Inc. (REIT)	103,058	3,613,213
Health Care REIT, Inc. (REIT)	44,900	2,101,320
Hospitality Properties Trust (REIT)	31,300	664,499
Host Hotels & Resorts, Inc. (REIT)	174,087	1,904,512
Kimco Realty Corp. (REIT)	103,240	1,551,697
Liberty Property Trust (REIT)	29,200	850,012
Macerich Co. (REIT)	21,355	910,364
Mack-Cali Realty Corp. (REIT)	22,000	588,500
Piedmont Office Realty Trust, Inc. (REIT), Class A	43,800	708,246
Plum Creek Timber Co., Inc. (REIT)	16,300	565,773
ProLogis, Inc. (REIT)	107,679	2,611,216
Public Storage (REIT)	2,100	233,835
Realty Income Corp. (REIT)	32,200	1,038,128
Regency Centers Corp. (REIT)	22,800	805,524
Senior Housing Properties Trust (REIT)	36,000	775,440
Simon Property Group, Inc. (REIT)	13,699	1,506,616
SL Green Realty Corp. (REIT)	20,600	1,197,890
Taubman Centers, Inc. (REIT)	14,200	714,402
UDR, Inc. (REIT)	44,405	983,127
Ventas, Inc. (REIT)	25,249	1,247,301
Vornado Realty Trust (REIT)	41,659	3,108,595
Weingarten Realty Investors (REIT)	30,600	647,802
Weyerhaeuser Co. (REIT)	96,997	1,508,303

		49,582,587

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	34,800	370,968
Howard Hughes Corp.*	5,488	231,045
Jones Lang LaSalle, Inc.	2,500	129,525
St. Joe Co.*	16,500	247,335

		978,873

Thrifts & Mortgage Finance (0.2%)
BankUnited, Inc.	8,400	174,384
Capitol Federal Financial, Inc.	42,471	448,494
First Niagara Financial Group, Inc.	76,900	703,635
Hudson City Bancorp, Inc.	108,000	611,280
New York Community Bancorp, Inc.	110,900	1,319,710
People’s United Financial, Inc.	72,900	831,060
TFS Financial Corp.*	20,200	164,226
Washington Federal, Inc.	28,100	357,994

		4,610,783

Total Financials		429,136,154

Health Care (11.8%)
Biotechnology (1.4%)
Amgen, Inc.	384,200	21,111,790
Cephalon, Inc.*	19,400	1,565,580
Gilead Sciences, Inc.*	405,000	15,714,000
Vertex Pharmaceuticals, Inc.*	6,000	267,240

		38,658,610

Health Care Equipment & Supplies (0.5%)
Alere, Inc.*	21,700	426,405
Baxter International, Inc.	14,500	814,030
Boston Scientific Corp.*	387,800	2,291,898
CareFusion Corp.*	38,900	931,655
Cooper Cos., Inc.	8,600	680,690
Covidien plc	58,600	2,584,260
DENTSPLY International, Inc.	21,100	647,559
Hill-Rom Holdings, Inc.	1,500	45,030
Hologic, Inc.*	66,300	1,008,423
Kinetic Concepts, Inc.*	3,500	230,615
Medtronic, Inc.	37,200	1,236,528
Teleflex, Inc.	10,200	548,454
Zimmer Holdings, Inc.*	48,700	2,605,450

		14,050,997

Health Care Providers & Services (2.5%)
Aetna, Inc.	130,400	4,740,040
AMERIGROUP Corp.*	3,700	144,337
Brookdale Senior Living, Inc.*	3,200	40,128
Cardinal Health, Inc.	44,500	1,863,660
CIGNA Corp.	68,700	2,881,278
Community Health Systems, Inc.*	24,100	401,024
Coventry Health Care, Inc.*	37,600	1,083,256
HCA Holdings, Inc.*	13,100	264,096
Health Net, Inc.*	158,100	3,748,551
Henry Schein, Inc.*	11,000	682,110
Humana, Inc.	42,800	3,112,844
LifePoint Hospitals, Inc.*	13,300	487,312
McKesson Corp.	22,200	1,613,940
Omnicare, Inc.	29,400	747,642
Patterson Cos., Inc.	15,700	449,491
Quest Diagnostics, Inc.	3,300	162,888
Tenet Healthcare Corp.*	117,400	484,862
UnitedHealth Group, Inc.	545,582	25,162,242
VCA Antech, Inc.*	21,900	349,962
WellPoint, Inc.	330,900	21,601,152

		70,020,815

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,300	167,586
Emdeon, Inc., Class A*	7,000	131,530

		299,116

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	5,100	462,927
Life Technologies Corp.*	41,400	1,591,002
PerkinElmer, Inc.	28,600	549,406
QIAGEN N.V.*	59,300	820,119
Thermo Fisher Scientific, Inc.*	97,300	4,927,272

		8,350,726

Pharmaceuticals (7.1%)
Abbott Laboratories, Inc.	130,100	6,653,314
AstraZeneca plc (ADR)	357,100	15,840,956
Bristol-Myers Squibb Co.	432,900	13,584,402
Eli Lilly and Co.	173,500	6,414,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Laboratories, Inc.*	72,600	$2,235,354
Hospira, Inc.*	6,900	255,300
Johnson & Johnson	921,710	58,722,144
Merck & Co., Inc.	1,056,328	34,552,489
Mylan, Inc.*	10,500	178,500
Pfizer, Inc.	3,516,701	62,175,274
Warner Chilcott plc, Class A*	3,700	52,910
Watson Pharmaceuticals, Inc.*	1,800	122,850

		200,787,788

Total Health Care		332,168,052

Industrials (6.6%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	8,000	436,080
BE Aerospace, Inc.*	1,300	43,043
Boeing Co.	21,200	1,282,812
General Dynamics Corp.	84,300	4,795,827
Goodrich Corp.	18,700	2,256,716
Huntington Ingalls Industries, Inc.*	12,366	300,865
ITT Corp.	46,700	1,961,400
L-3 Communications Holdings, Inc.	27,000	1,673,190
Lockheed Martin Corp.	9,200	668,288
Northrop Grumman Corp.	267,800	13,968,448
Raytheon Co.	90,400	3,694,648
Spirit AeroSystems Holdings, Inc., Class A*	23,600	376,420
Textron, Inc.	66,100	1,166,004
United Technologies Corp.	12,600	886,536

		33,510,277

Air Freight & Logistics (0.2%)
FedEx Corp.	75,500	5,109,840
UTi Worldwide, Inc.	2,500	32,600

		5,142,440

Airlines (0.3%)
AMR Corp.*	44,800	132,608
Copa Holdings S.A., Class A	1,800	110,286
Delta Air Lines, Inc.*	911,200	6,834,000
Southwest Airlines Co.	165,500	1,330,620
United Continental Holdings, Inc.*	12,500	242,250

		8,649,764

Building Products (0.0%)
Armstrong World Industries, Inc.	4,800	165,312
Owens Corning, Inc.*	31,700	687,256

		852,568

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	25,400	637,032
Cintas Corp.	32,000	900,480
Corrections Corp. of America*	27,200	617,168
Covanta Holding Corp.	28,700	435,953
KAR Auction Services, Inc.*	5,800	70,238
Pitney Bowes, Inc.	46,400	872,320
R.R. Donnelley & Sons Co.	52,600	742,712
Republic Services, Inc.	81,430	2,284,926
Waste Connections, Inc.	3,550	120,061
Waste Management, Inc.	120,300	3,916,968

		10,597,858

Construction & Engineering (0.2%)
AECOM Technology Corp.*	16,700	295,089
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	10,700	306,341
Jacobs Engineering Group, Inc.*	32,200	1,039,738
KBR, Inc.	35,900	848,317
Quanta Services, Inc.*	54,700	1,027,813
Shaw Group, Inc.*	18,300	397,842
URS Corp.*	19,900	590,234

		4,505,374

Electrical Equipment (0.1%)
Cooper Industries plc	14,500	668,740
General Cable Corp.*	6,400	149,440
GrafTech International Ltd.*	30,800	391,160
Hubbell, Inc., Class B	15,300	757,962
Regal-Beloit Corp.	9,800	444,724
Thomas & Betts Corp.*	10,100	403,091

		2,815,117

Industrial Conglomerates (2.2%)
3M Co.	21,100	1,514,769
Carlisle Cos., Inc.	14,300	455,884
General Electric Co.	3,570,810	54,419,144
Tyco International Ltd.	157,900	6,434,425

		62,824,222

Machinery (1.2%)
AGCO Corp.*	24,100	833,137
Caterpillar, Inc.	59,400	4,386,096
CNH Global N.V.*	6,700	175,808
Crane Co.	12,400	442,556
Cummins, Inc.	68,000	5,552,880
Dover Corp.	10,500	489,300
Eaton Corp.	53,800	1,909,900
Flowserve Corp.	1,300	96,200
Harsco Corp.	18,600	360,654
IDEX Corp.	2,200	68,552
Illinois Tool Works, Inc.	7,500	312,000
Ingersoll-Rand plc	240,800	6,764,072
Kennametal, Inc.	18,300	599,142
Lincoln Electric Holdings, Inc.	8,200	237,882
Navistar International Corp.*	8,400	269,808
Oshkosh Corp.*	23,100	363,594
Parker Hannifin Corp.	74,800	4,722,124
Pentair, Inc.	25,000	800,250
Snap-on, Inc.	12,100	537,240
SPX Corp.	9,400	425,914
Stanley Black & Decker, Inc.	42,702	2,096,668
Terex Corp.*	27,800	285,228
Timken Co.	3,500	114,870
Trinity Industries, Inc.	20,200	432,482

		32,276,357

Marine (0.0%)
Alexander & Baldwin, Inc.	10,500	383,565
Kirby Corp.*	4,000	210,560

		594,125

Professional Services (0.1%)
Equifax, Inc.	29,600	909,904
Manpower, Inc.	20,900	702,658
Nielsen Holdings N.V.*	2,835	73,937
Towers Watson & Co., Class A	11,600	693,448
Verisk Analytics, Inc., Class A*	4,800	166,896

		2,546,843

Road & Rail (0.7%)
Con-way, Inc.	12,700	281,051
CSX Corp.	107,400	2,005,158
Kansas City Southern*	7,000	349,720
Norfolk Southern Corp.	89,700	5,473,494
Ryder System, Inc.	13,000	487,630
Union Pacific Corp.	151,600	12,381,172

		20,978,225

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	8,800	168,960
GATX Corp.	11,800	365,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	5,800	$194,590

		729,232

Total Industrials		186,022,402

Information Technology (9.0%)
Communications Equipment (1.3%)
Brocade Communications Systems, Inc.*	119,800	517,536
Cisco Systems, Inc.	1,799,500	27,874,255
EchoStar Corp., Class A*	9,700	219,317
Harris Corp.	23,600	806,412
Motorola Mobility Holdings, Inc.*	66,162	2,499,600
Motorola Solutions, Inc.	106,971	4,482,085
Tellabs, Inc.	92,100	395,109

		36,794,314

Computers & Peripherals (2.0%)
Apple, Inc.*	41,900	15,971,442
Dell, Inc.*	786,900	11,134,635
Diebold, Inc.	16,500	453,915
Fusion-io, Inc.*	1,904	36,176
Hewlett-Packard Co.	1,058,062	23,753,492
Lexmark International, Inc., Class A*	20,100	543,303
NCR Corp.*	8,600	145,254
QLogic Corp.*	4,800	60,864
SanDisk Corp.*	60,500	2,441,175
Western Digital Corp.*	59,000	1,517,480

		56,057,736

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	25,200	700,056
Avnet, Inc.*	38,700	1,009,296
AVX Corp.	12,200	144,814
Corning, Inc.	1,045,400	12,921,144
Ingram Micro, Inc., Class A*	40,800	658,104
Itron, Inc.*	10,300	303,850
Jabil Circuit, Inc.	8,500	151,215
Molex, Inc.	34,300	698,691
Tech Data Corp.*	11,800	510,114
Vishay Intertechnology, Inc.*	38,500	321,860

		17,419,144

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	4,200	83,496
AOL, Inc.*	27,112	325,344
eBay, Inc.*	132,700	3,913,323
IAC/InterActiveCorp*	20,400	806,820
Monster Worldwide, Inc.*	32,800	235,504
Yahoo!, Inc.*	330,600	4,350,696

		9,715,183

IT Services (1.3%)
Accenture plc, Class A	49,100	2,586,588
Amdocs Ltd.*	47,100	1,277,352
Booz Allen Hamilton Holding Corp.*	3,042	45,235
Broadridge Financial Solutions, Inc.	1,700	34,238
Computer Sciences Corp.	39,300	1,055,205
CoreLogic, Inc.*	24,500	261,415
DST Systems, Inc.	7,600	333,108
Fidelity National Information Services, Inc.	66,594	1,619,566
Fiserv, Inc.*	7,300	370,621
Genpact Ltd.*	7,100	102,169
International Business Machines Corp.	100,100	17,520,503
Paychex, Inc.	6,500	171,405
SAIC, Inc.*	49,600	585,776
Total System Services, Inc.	41,100	695,823
Visa, Inc., Class A	129,700	11,117,884

		37,776,888

Office Electronics (0.1%)
Xerox Corp.	355,562	2,478,267

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Semiconductor Engineering, Inc. (ADR)	998,948	4,215,560
Applied Materials, Inc.	828,200	8,571,870
Atmel Corp.*	7,400	59,718
Cree, Inc.*	26,100	678,078
Fairchild Semiconductor International, Inc.*	32,300	348,840
Freescale Semiconductor Holdings I Ltd.*	4,100	45,223
Intel Corp.	1,747,900	37,282,707
International Rectifier Corp.*	17,700	329,574
Intersil Corp., Class A	16,000	164,640
KLA-Tencor Corp.	9,700	371,316
Lam Research Corp.*	114,900	4,363,902
LSI Corp.*	107,200	555,296
Marvell Technology Group Ltd.*	128,900	1,872,917
MEMC Electronic Materials, Inc.*	23,800	124,712
Micron Technology, Inc.*	220,000	1,108,800
Novellus Systems, Inc.*	22,600	616,076
PMC-Sierra, Inc.*	55,800	333,684
Silicon Laboratories, Inc.*	1,100	36,861
SunPower Corp., Class A*	25,100	203,059
Teradyne, Inc.*	47,000	517,470
Texas Instruments, Inc.	107,500	2,864,875

		64,665,178

Software (1.1%)
Activision Blizzard, Inc.	107,400	1,278,060
CA, Inc.	97,300	1,888,593
Compuware Corp.*	14,700	112,602
Microsoft Corp.	726,100	18,072,629
Oracle Corp.	300,300	8,630,622
Synopsys, Inc.*	34,600	842,856

		30,825,362

Total Information Technology		255,732,072

Materials (2.0%)
Chemicals (0.8%)
Ashland, Inc.	20,100	887,214
Cabot Corp.	16,600	411,348
CF Industries Holdings, Inc.	2,991	369,060
Cytec Industries, Inc.	12,500	439,250
Dow Chemical Co.	396,650	8,908,759
Huntsman Corp.	295,400	2,856,518
LyondellBasell Industries N.V., Class A	304,700	7,443,821
Nalco Holding Co.	3,900	136,422
Rockwood Holdings, Inc.*	900	30,321
RPM International, Inc.	33,000	617,100
Scotts Miracle-Gro Co., Class A	1,600	71,360
Valspar Corp.	21,200	661,652
W.R. Grace & Co.*	1,900	63,270
Westlake Chemical Corp.	4,000	137,120

		23,033,215

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6,200	391,964
Vulcan Materials Co.	32,700	901,212

		1,293,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
AptarGroup, Inc.	17,100	$763,857
Bemis Co., Inc.	26,700	782,577
Greif, Inc., Class A	9,700	416,033
Owens-Illinois, Inc.*	41,600	628,992
Packaging Corp. of America	2,400	55,920
Sealed Air Corp.	40,600	678,020
Sonoco Products Co.	25,300	714,219
Temple-Inland, Inc.	20,300	636,811

		4,676,429

Metals & Mining (0.8%)
AK Steel Holding Corp.	22,300	145,842
Alcoa, Inc.	849,500	8,129,715
Commercial Metals Co.	29,200	277,692
Newmont Mining Corp.	164,800	10,365,920
Nucor Corp.	80,200	2,537,528
Reliance Steel & Aluminum Co.	16,200	550,962
Schnitzer Steel Industries, Inc., Class A	4,000	147,200
Steel Dynamics, Inc.	14,900	147,808
Titanium Metals Corp.	10,100	151,298
United States Steel Corp.	36,500	803,365

		23,257,330

Paper & Forest Products (0.1%)
Domtar Corp.	10,400	708,968
International Paper Co.	87,400	2,032,050
MeadWestvaco Corp.	43,000	1,056,080

		3,797,098

Total Materials		56,057,248

Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,663,700	47,448,724
CenturyLink, Inc.	467,228	15,474,591
Frontier Communications Corp.	252,526	1,542,934
Level 3 Communications, Inc.*	432,400	644,276
tw telecom, Inc.*	5,500	90,860
Verizon Communications, Inc.	555,700	20,449,760
Windstream Corp.	57,500	670,450

		86,321,595

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	6,200	14,446
NII Holdings, Inc.*	5,400	145,530
Sprint Nextel Corp.*	759,200	2,307,968
Telephone & Data Systems, Inc.	22,900	486,625
U.S. Cellular Corp.*	3,700	146,705

		3,101,274

Total Telecommunication Services		89,422,869

Utilities (5.6%)
Electric Utilities (2.4%)
American Electric Power Co., Inc.	122,270	4,648,705
DPL, Inc.	29,600	892,144
Duke Energy Corp.	337,800	6,752,622
Edison International	180,200	6,892,650
Entergy Corp.	45,200	2,996,308
Exelon Corp.	168,100	7,162,741
FirstEnergy Corp.	106,115	4,765,625
Great Plains Energy, Inc.	34,500	665,850
Hawaiian Electric Industries, Inc.	24,100	585,148
NextEra Energy, Inc.	107,100	5,785,542
Northeast Utilities	44,800	1,507,520
NV Energy, Inc.	388,200	5,710,422
Pepco Holdings, Inc.	57,200	1,082,224
Pinnacle West Capital Corp.	27,700	1,189,438
PPL Corp.	146,402	4,178,313
Progress Energy, Inc.	74,700	3,863,484
Southern Co.	215,500	9,130,735
Westar Energy, Inc.	28,800	760,896

		68,570,367

Gas Utilities (0.4%)
AGL Resources, Inc.	19,800	806,652
Atmos Energy Corp.	176,800	5,737,160
National Fuel Gas Co.	17,900	871,372
Oneok, Inc.	25,200	1,664,208
Questar Corp.	45,000	796,950
UGI Corp.	28,300	743,441

		10,619,783

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	166,700	1,626,992
Calpine Corp.*	89,000	1,253,120
Constellation Energy Group, Inc.	47,200	1,796,432
GenOn Energy, Inc.*	195,704	544,057
NRG Energy, Inc.*	61,100	1,295,931

		6,516,532

Multi-Utilities (2.5%)
Alliant Energy Corp.	28,100	1,086,908
Ameren Corp.	61,200	1,821,924
CenterPoint Energy, Inc.	418,000	8,201,160
CMS Energy Corp.	344,800	6,823,592
Consolidated Edison, Inc.	74,200	4,230,884
Dominion Resources, Inc.	146,100	7,417,497
DTE Energy Co.	227,200	11,137,344
Integrys Energy Group, Inc.	19,900	967,538
MDU Resources Group, Inc.	47,900	919,201
NiSource, Inc.	70,900	1,515,842
NSTAR	26,300	1,178,503
OGE Energy Corp.	24,800	1,185,192
PG&E Corp.	101,000	4,273,310
Public Service Enterprise Group, Inc.	128,400	4,284,708
SCANA Corp.	29,200	1,181,140
Sempra Energy	60,800	3,131,200
TECO Energy, Inc.	346,200	5,930,406
Vectren Corp.	20,700	560,556
Wisconsin Energy Corp.	59,300	1,855,497
Xcel Energy, Inc.	122,800	3,031,932

		70,734,334

Water Utilities (0.1%)
American Water Works Co., Inc.	44,500	1,343,010
Aqua America, Inc.	31,400	677,298

		2,020,308

Total Utilities		158,461,324

Total Common Stocks (81.6%) (Cost $2,198,110,319)		2,303,524,682

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $6,890)	1,300	2,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.1%)
U.S. Treasury Bills
0.01%, 11/3/11 #(p)
(Cost $58,710,509)	$58,713,200	$58,712,576

Total Short-Term Investments (2.1%) (Cost $58,710,509)		58,712,576

Total Investments (83.7%) (Cost $2,256,827,718)		2,362,239,299
Other Assets Less Liabilities (16.3%)		461,581,648

Net Assets (100%)		$2,823,820,947

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 58,712,576

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	4,559	December-11	$256,830,005	$256,671,700	$158,305
S&P MidCap 400 E-Mini Index	95	December-11	7,449,134	7,399,550	49,584

					$207,889

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$268,476,495	$—	$—	$268,476,495
Consumer Staples	224,218,582	—	—	224,218,582
Energy	303,829,484	—	—	303,829,484
Financials	429,136,154	—	—	429,136,154
Health Care	332,168,052	—	—	332,168,052
Industrials	186,022,402	—	—	186,022,402
Information Technology	255,732,072	—	—	255,732,072
Materials	56,057,248	—	—	56,057,248
Telecommunication Services	89,422,869	—	—	89,422,869
Utilities	158,461,324	—	—	158,461,324
Futures	207,889	—	—	207,889
Rights
Health Care	2,041	—	—	2,041
Short-Term Investments	—	58,712,576	—	58,712,576

Total Assets	$2,303,734,612	$58,712,576	$—	$2,362,447,188

Total Liabilities	$—	$—	$—	$—

Total	$2,303,734,612	$58,712,576	$—	$2,362,447,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$777,738,456
Net Proceeds of Sales and Redemptions:
Stocks	$1,037,550,887

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,476,418
Aggregate gross unrealized depreciation	(185,413,933)

Net unrealized depreciation	$(107,937,515)

Federal income tax cost of investments	$2,470,176,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Automobiles (0.1%)
General Motors Co.*	13,174	$265,851

Hotels, Restaurants & Leisure (3.3%)
Boyd Gaming Corp.*	13,731	67,282
Carnival Corp.	32,615	988,235
Gaylord Entertainment Co.*	7,253	140,273
Hyatt Hotels Corp., Class A*	29,735	932,787
Marriott International, Inc., Class A	29,460	802,490
MGM Resorts International*	201,811	1,874,824
Starwood Hotels & Resorts Worldwide, Inc.	23,343	906,175
Wynn Resorts Ltd.	18,461	2,124,492

		7,836,558

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	1,893	409,323

Media (2.1%)
Interpublic Group of Cos., Inc.	258,282	1,859,630
Time Warner, Inc.	49,474	1,482,736
Walt Disney Co.	51,554	1,554,869

		4,897,235

Multiline Retail (1.1%)
Macy’s, Inc.	23,357	614,756
Target Corp.	42,213	2,070,126

		2,684,882

Specialty Retail (2.4%)
Dick’s Sporting Goods, Inc.*	102,010	3,413,255
Home Depot, Inc.	72,261	2,375,219

		5,788,474

Textiles, Apparel & Luxury Goods (0.2%)
PVH Corp.	7,886	459,281

Total Consumer Discretionary		22,341,604

Consumer Staples (8.8%)
Beverages (3.0%)
Coca-Cola Co.	61,015	4,122,174
PepsiCo, Inc.	50,577	3,130,716

		7,252,890

Food & Staples Retailing (0.9%)
CVS Caremark Corp.	45,917	1,541,893
Wal-Mart Stores, Inc.	9,651	500,887

		2,042,780

Food Products (1.1%)
Kellogg Co.	48,275	2,567,747

Household Products (3.0%)
Colgate-Palmolive Co.	27,834	2,468,319
Procter & Gamble Co.	72,994	4,611,761

		7,080,080

Tobacco (0.8%)
Altria Group, Inc.	70,258	1,883,617

Total Consumer Staples		20,827,114

Energy (11.5%)
Energy Equipment & Services (2.0%)
National Oilwell Varco, Inc.	15,595	798,776
Schlumberger Ltd.	52,067	3,109,962
Weatherford International Ltd.*	64,496	787,496

		4,696,234

Oil, Gas & Consumable Fuels (9.5%)
Anadarko Petroleum Corp.	28,473	1,795,223
Apache Corp.	16,573	1,329,817
Cabot Oil & Gas Corp.	10,645	659,032
Chevron Corp.	39,111	3,618,550
Continental Resources, Inc.*	20,246	979,299
Devon Energy Corp.	14,349	795,508
EOG Resources, Inc.	8,321	590,874
EQT Corp.	9,563	510,282
Exxon Mobil Corp.	63,922	4,642,655
Hess Corp.	40,721	2,136,224
Noble Energy, Inc.	8,616	610,013
Occidental Petroleum Corp.	20,728	1,482,052
Range Resources Corp.	9,342	546,133
Southwestern Energy Co.*	20,855	695,097
Suncor Energy, Inc.	81,881	2,083,053

		22,473,812

Total Energy		27,170,046

Financials (13.2%)
Capital Markets (3.1%)
Franklin Resources, Inc.	4,042	386,577
Goldman Sachs Group, Inc.	33,798	3,195,601
Morgan Stanley	98,590	1,330,965
State Street Corp.	15,355	493,817
T. Rowe Price Group, Inc.	38,642	1,845,928

		7,252,888

Commercial Banks (4.3%)
Fifth Third Bancorp	147,651	1,491,275
PNC Financial Services Group, Inc.	37,112	1,788,427
Regions Financial Corp.	187,620	624,775
SunTrust Banks, Inc.	48,313	867,218
U.S. Bancorp	82,079	1,932,140
Wells Fargo & Co.	138,655	3,344,359

		10,048,194

Consumer Finance (1.1%)
Capital One Financial Corp.	65,888	2,611,141

Diversified Financial Services (2.2%)
Bank of America Corp.	136,409	834,823
Citigroup, Inc.	48,717	1,248,130
JPMorgan Chase & Co.	106,543	3,209,075

		5,292,028

Insurance (1.8%)
Chubb Corp.	21,603	1,295,964
MetLife, Inc.	45,175	1,265,352
Prudential Financial, Inc.	38,152	1,787,802

		4,349,118

Real Estate Investment Trusts (REITs) (0.7%)
Host Hotels & Resorts, Inc. (REIT)	146,500	1,602,710

Total Financials		31,156,079

Health Care (12.0%)
Biotechnology (1.2%)
Celgene Corp.*	21,871	1,354,252
Gilead Sciences, Inc.*	15,331	594,843
Human Genome Sciences, Inc.*	74,529	945,773

		2,894,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	49,629	$2,786,172

Health Care Providers & Services (3.6%)
Express Scripts, Inc.*	65,445	2,426,046
HCA Holdings, Inc.*	34,735	700,258
Medco Health Solutions, Inc.*	30,047	1,408,904
UnitedHealth Group, Inc.	76,825	3,543,169
WellPoint, Inc.	7,721	504,027

		8,582,404

Pharmaceuticals (6.0%)
Abbott Laboratories, Inc.	35,988	1,840,426
Johnson & Johnson	80,519	5,129,865
Merck & Co., Inc.	89,990	2,943,573
Pfizer, Inc.	246,414	4,356,600

		14,270,464

Total Health Care		28,533,908

Industrials (11.4%)
Aerospace & Defense (4.1%)
Boeing Co.	20,756	1,255,945
Goodrich Corp.	21,044	2,539,590
Honeywell International, Inc.	32,102	1,409,599
Precision Castparts Corp.	13,208	2,053,316
United Technologies Corp.	36,779	2,587,770

		9,846,220

Airlines (0.2%)
AMR Corp.*	126,562	374,624

Construction & Engineering (0.6%)
Fluor Corp.	31,171	1,451,010

Electrical Equipment (1.1%)
Emerson Electric Co.	61,724	2,549,818

Industrial Conglomerates (1.0%)
General Electric Co.	159,125	2,425,065

Machinery (2.0%)
Caterpillar, Inc.	13,359	986,429
Dover Corp.	29,113	1,356,666
Eaton Corp.	20,601	731,335
PACCAR, Inc.	42,227	1,428,117
Parker Hannifin Corp.	4,986	314,766

		4,817,313

Road & Rail (2.4%)
Hertz Global Holdings, Inc.*	146,522	1,304,046
Union Pacific Corp.	52,385	4,278,283

		5,582,329

Total Industrials		27,046,379

Information Technology (19.0%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	35,727	553,411
QUALCOMM, Inc.	89,371	4,346,112

		4,899,523

Computers & Peripherals (7.1%)
Apple, Inc.*	31,077	11,845,931
Dell, Inc.*	145,522	2,059,136
EMC Corp.*	120,840	2,536,432
Hewlett-Packard Co.	22,665	508,829

		16,950,328

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	72,151	891,786

Internet Software & Services (3.0%)
Google, Inc., Class A*	10,350	5,323,833
Monster Worldwide, Inc.*	246,472	1,769,669

		7,093,502

IT Services (0.2%)
Mastercard, Inc., Class A	1,228	389,473

Semiconductors & Semiconductor Equipment (1.8%)
Broadcom Corp., Class A*	28,984	964,877
Intel Corp.	62,291	1,328,667
Micron Technology, Inc.*	197,554	995,672
Texas Instruments, Inc.	38,938	1,037,698

		4,326,914

Software (4.4%)
Activision Blizzard, Inc.	36,609	435,647
Adobe Systems, Inc.*	69,620	1,682,715
Microsoft Corp.	149,830	3,729,269
Oracle Corp.	82,079	2,358,950
VMware, Inc., Class A*	27,754	2,230,867

		10,437,448

Total Information Technology		44,988,974

Materials (5.8%)
Chemicals (3.9%)
Celanese Corp.	40,981	1,333,112
CF Industries Holdings, Inc.	4,562	562,905
Dow Chemical Co.	91,999	2,066,298
E.I. du Pont de Nemours & Co.	27,605	1,103,372
LyondellBasell Industries N.V., Class A	29,393	718,071
Monsanto Co.	25,010	1,501,600
Mosaic Co.	8,570	419,673
Potash Corp. of Saskatchewan, Inc.	35,402	1,530,074

		9,235,105

Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold, Inc.	59,659	1,816,617
Newmont Mining Corp.	18,369	1,155,410
Reliance Steel & Aluminum Co.	18,249	620,648
United States Steel Corp.	40,870	899,549

		4,492,224

Total Materials		13,727,329

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	91,394	2,606,557
CenturyLink, Inc.	52,035	1,723,399
Verizon Communications, Inc.	64,687	2,380,482

Total Telecommunication Services		6,710,438

Utilities (1.4%)
Electric Utilities (0.6%)
NextEra Energy, Inc.	14,849	802,143
Progress Energy, Inc.	13,972	722,632

		1,524,775

Multi-Utilities (0.8%)
Dominion Resources, Inc.	20,723	1,052,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	19,239	$814,002

		1,866,108

Total Utilities		3,390,883

Total Investments (95.3%) (Cost $232,299,097)		225,892,754
Other Assets Less Liabilities (4.7%)		11,084,895

Net Assets (100%)		$236,977,649

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,341,604	$—	$—	$22,341,604
Consumer Staples	20,827,114	—	—	20,827,114
Energy	27,170,046	—	—	27,170,046
Financials	31,156,079	—	—	31,156,079
Health Care	28,533,908	—	—	28,533,908
Industrials	27,046,379	—	—	27,046,379
Information Technology	44,988,974	—	—	44,988,974
Materials	13,727,329	—	—	13,727,329
Telecommunication Services	6,710,438	—	—	6,710,438
Utilities	3,390,883	—	—	3,390,883

Total Assets	$225,892,754	$—	$—	$225,892,754

Total Liabilities	$—	$—	$—	$–

Total	$225,892,754	$—	$—	$225,892,754

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$90,237,134
Net Proceeds of Sales and Redemptions:
Stocks	$67,357,702

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,088,582
Aggregate gross unrealized depreciation	(30,233,923)

Net unrealized depreciation	$(10,145,341)

Federal income tax cost of investments	$236,038,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.2%)
BHP Billiton Ltd.	557,515	$18,523,439
Iluka Resources Ltd.	402,081	4,701,010
Newcrest Mining Ltd.	258,716	8,525,886
		31,750,335
Austria (0.5%)
Erste Group Bank AG	194,261	4,951,513
Brazil (3.9%)
Banco Santander Brasil S.A. (ADR)	1,595,190	11,676,791
BM&F Bovespa S.A.	1,207,800	5,569,273
Brasil Brokers Participacoes S.A.	1,132,400	3,589,472
Diagnosticos da America S.A.	606,900	5,067,587
Fleury S.A.	416,900	4,844,709
Lojas Renner S.A.	193,900	5,195,416
LPS Brasil Consultoria de Imoveis S.A.	203,400	3,226,923
		39,170,171
Canada (3.5%)
Canadian National Railway Co.	234,780	15,631,653
Magna International, Inc.	189,890	6,260,673
Suncor Energy, Inc.	342,724	8,752,070
Teck Resources Ltd., Class B	160,598	4,738,706
		35,383,102
China (1.1%)
China Construction Bank Corp., Class H	6,649,940	3,968,072
CNOOC Ltd.	4,339,000	6,971,031
		10,939,103
Denmark (1.4%)
Carlsberg A/S, Class B	77,529	4,598,703
Novo Nordisk A/S, Class B	91,071	9,053,553
		13,652,256
Finland (0.9%)
Kone Oyj, Class B	189,893	9,010,184
France (15.0%)
Air Liquide S.A.	94,353	11,033,331
Cie Generale d’Optique Essilor International S.A.	150,120	10,818,653
Danone S.A.	428,095	26,345,491
Dassault Systemes S.A.	229,764	16,223,541
Legrand S.A.	529,061	16,493,493
LVMH Moet Hennessy Louis Vuitton S.A.	184,612	24,480,805
Pernod-Ricard S.A.	182,920	14,342,441
Publicis Groupe S.A.	335,427	14,043,243
Schneider Electric S.A.	304,935	16,417,258
		150,198,256
Germany (8.2%)
Bayer AG (Registered)	227,325	12,492,870
Deutsche Boerse AG*	170,537	8,563,655
Fresenius Medical Care AG & Co. KGaA	174,825	11,844,226
Infineon Technologies AG	1,027,051	7,563,671
Linde AG	152,077	20,282,906
SAP AG	206,599	10,531,435
Symrise AG	438,912	10,198,151
		81,476,914
Hong Kong (3.9%)
China Unicom Hong Kong Ltd.	8,526,000	17,409,572
Dairy Farm International Holdings Ltd.	1,009,800	8,581,309
Li & Fung Ltd.	7,706,000	12,651,697
		38,642,578
India (1.2%)
HDFC Bank Ltd.	856,318	8,073,363
Infosys Ltd. (ADR)	84,120	4,296,008
		12,369,371
Indonesia (0.5%)
PT Bank Rakyat Indonesia (Persero) Tbk	8,167,000	5,358,525
Ireland (1.6%)
Accenture plc, Class A	310,490	16,356,613
Israel (3.1%)
Check Point Software Technologies Ltd.*	233,600	12,324,736
NICE Systems Ltd. (ADR)*	272,410	8,267,643
Teva Pharmaceutical Industries Ltd. (ADR)	272,430	10,139,845
		30,732,224
Italy (0.7%)
Saipem S.p.A.	188,137	6,596,633
Japan (9.1%)
Honda Motor Co., Ltd.	182,200	5,342,101
INPEX Corp.	1,163	7,166,878
JGC Corp.	554,000	13,603,213
Lawson, Inc.	172,500	9,749,818
Nitto Denko Corp.	191,300	7,535,910
Santen Pharmaceutical Co., Ltd.	237,400	9,921,483
Shin-Etsu Chemical Co., Ltd.	354,800	17,396,094
Unicharm Corp.	274,100	13,156,377
Yahoo! Japan Corp.	24,170	7,509,154
		91,381,028
Netherlands (4.1%)
Akzo Nobel N.V.	304,941	13,480,797
ASML Holding N.V. (N.Y. Shares)	398,840	13,775,933
Heineken N.V.	311,038	13,900,122
		41,156,852
Panama (1.1%)
Copa Holdings S.A., Class A	174,050	10,664,043
Peru (1.0%)
Credicorp Ltd.	110,390	10,177,958
Russia (0.8%)
Gazprom OAO (London Exchange) (ADR)	725,910	6,943,659
Gazprom OAO (OTC Exchange) (ADR)	93,080	888,914
		7,832,573
South Africa (0.8%)
MTN Group Ltd.	508,380	8,317,545
South Korea (1.1%)
Samsung Electronics Co., Ltd.	15,225	10,665,313
Spain (2.5%)
Amadeus IT Holding S.A., Class A	445,560	7,152,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Inditex S.A.	202,611	$17,351,146
		24,503,616
Sweden (0.7%)
Hennes & Mauritz AB, Class B	220,700	6,592,558
Switzerland (10.4%)
Cie Financiere Richemont S.A., Class A	189,263	8,401,521
Credit Suisse Group AG (Registered)*	338,110	8,773,677
Julius Baer Group Ltd.*	369,530	12,314,429
Kuehne + Nagel International AG (Registered)	96,830	10,831,161
Nestle S.A. (Registered)	300,218	16,503,081
Roche Holding AG	82,197	13,223,993
Schindler Holding AG	112,221	12,015,719
Sonova Holding AG (Registered)*	165,345	14,920,438
Swatch Group AG	19,833	6,499,612
		103,483,631
Taiwan (2.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,780,758	20,354,064
Thailand (0.6%)
Siam Commercial Bank PCL (Foreign)	1,768,800	6,031,617
Turkey (0.6%)
Akbank TAS	1,608,720	6,323,389
United Kingdom (13.9%)
Aberdeen Asset Management plc	1,866,914	4,993,986
Bellway plc	396,836	3,831,134
BG Group plc	271,687	5,173,543
Capita Group plc	911,614	9,963,895
Compass Group plc	2,310,040	18,680,083
Diageo plc	906,554	17,247,880
HSBC Holdings plc	1,638,649	12,488,702
Intertek Group plc	348,456	9,990,747
Michael Page International plc	1,542,425	8,774,326
Reckitt Benckiser Group plc	405,044	20,477,766
Standard Chartered plc	727,417	14,518,790
Tesco plc	2,236,359	13,081,472
		139,222,324
United States (1.1%)
Synthes, Inc.	69,670	11,264,950
Total Common Stocks (98.5%) (Cost $976,220,488)		984,559,239

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (1.4%)
Barclays US Funding LLC
0.08%, 10/3/11 (p)
(Cost $13,368,940)	$13,369,000	13,368,911

Total Investments (99.9%) (Cost $989,589,428)		997,928,150
Other Assets Less Liabilities (0.1%)		1,354,503

Net Assets (100%)		$999,282,653

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification As a Percentage of Total Net Assets

Consumer Discretionary	13.1%
Consumer Staples	15.8
Energy	4.3
Financials	13.0
Health Care	11.3
Industrials	13.4
Information Technology	13.5
Materials	11.6
Telecommunication Services	2 .5
Cash and Other	1 .5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$11,456,089	$117,873,900	$—	$129,329,989
Consumer Staples	—	157,984,460	—	157,984,460
Energy	9,640,984	32,851,744	—	42,492,728
Financials	34,240,417	96,359,718	—	130,600,135
Health Care	20,052,141	93,540,166	—	113,592,307
Industrials	26,295,696	107,099,996	—	133,395,692
Information Technology	75,374,997	59,645,584	—	135,020,581
Materials	4,738,706	111,677,524	—	116,416,230
Telecommunication Services	—	25,727,117	—	25,727,117
Short-Term Investments	—	13,368,911	—	13,368,911

Total Assets	$181,799,030	$816,129,120	$—	$997,928,150

Total Liabilities	$—	$—	$—	$—

Total	$181,799,030	$816,129,120	$—	$997,928,150

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$568,213,124
Net Proceeds of Sales and Redemptions:
Stocks	$379,243,190

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,926,368
Aggregate gross unrealized depreciation	(92,807,425)

Net unrealized depreciation	$(9,881,057)

Federal income tax cost of investments	$1,007,809,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (1.0%)
BorgWarner, Inc.*	115,876	$7,013,974
Gentex Corp.	151,826	3,651,415
		10,665,389
Automobiles (0.1%)
Thor Industries, Inc.	45,421	1,006,075
Distributors (0.4%)
LKQ Corp.*	154,210	3,725,714
Diversified Consumer Services (0.9%)
Career Education Corp.*	67,251	877,626
ITT Educational Services, Inc.*	21,363	1,230,081
Matthews International Corp., Class A	31,608	972,262
Regis Corp.	61,762	870,227
Service Corp. International	254,652	2,332,612
Sotheby’s, Inc.	71,958	1,983,882
Strayer Education, Inc.	13,051	1,000,620
		9,267,310
Hotels, Restaurants & Leisure (1.4%)
Bally Technologies, Inc.*	46,100	1,243,778
Bob Evans Farms, Inc.	32,419	924,590
Brinker International, Inc.	90,516	1,893,595
Cheesecake Factory, Inc.*	62,163	1,532,318
International Speedway Corp., Class A	31,181	712,174
Life Time Fitness, Inc.*	44,578	1,642,699
Panera Bread Co., Class A*	32,152	3,341,879
Scientific Games Corp., Class A*	67,898	483,434
Wendy’s Co.	319,807	1,467,914
WMS Industries, Inc.*	60,284	1,060,395
		14,302,776
Household Durables (1.4%)
American Greetings Corp., Class A	43,236	799,866
KB Home	77,200	452,392
M.D.C. Holdings, Inc.	40,486	685,833
Mohawk Industries, Inc.*	59,481	2,552,330
NVR, Inc.*	5,728	3,459,597
Ryland Group, Inc.	47,307	503,819
Toll Brothers, Inc.*	156,297	2,255,366
Tupperware Brands Corp.	63,836	3,430,547
		14,139,750
Leisure Equipment & Products (0.4%)
Eastman Kodak Co.*	287,700	224,435
Polaris Industries, Inc.	73,000	3,647,810
		3,872,245
Media (1.0%)
AMC Networks, Inc., Class A*	61,300	1,958,535
DreamWorks Animation SKG, Inc., Class A*	75,902	1,379,899
John Wiley & Sons, Inc., Class A	49,896	2,216,380
Lamar Advertising Co., Class A*	60,411	1,028,799
Meredith Corp.	39,000	882,960
New York Times Co., Class A*	127,500	740,775
Scholastic Corp.	25,428	712,747
Valassis Communications, Inc.*	52,600	985,724
		9,905,819
Multiline Retail (1.2%)
99 Cents Only Stores*	50,465	929,565
Dollar Tree, Inc.*	129,478	9,725,093
Saks, Inc.*	174,829	1,529,754
		12,184,412
Specialty Retail (4.1%)
Aaron’s, Inc.	82,780	2,090,195
Advance Auto Parts, Inc.	77,551	4,505,713
Aeropostale, Inc.*	86,342	933,357
American Eagle Outfitters, Inc.	207,885	2,436,412
ANN, Inc.*	55,691	1,271,982
Ascena Retail Group, Inc.*	73,300	1,984,231
Barnes & Noble, Inc.	41,919	495,902
Chico’s FAS, Inc.	186,770	2,134,781
Collective Brands, Inc.*	65,865	853,610
Dick’s Sporting Goods, Inc.*	101,313	3,389,933
Foot Locker, Inc.	163,278	3,280,255
Guess?, Inc.	68,254	1,944,557
Office Depot, Inc.*	301,000	620,060
PetSmart, Inc.	120,001	5,118,043
RadioShack Corp.	105,600	1,227,072
Rent-A-Center, Inc.	67,684	1,857,926
Tractor Supply Co.	76,400	4,778,820
Williams-Sonoma, Inc.	110,679	3,407,806
		42,330,655
Textiles, Apparel & Luxury Goods (1.9%)
Deckers Outdoor Corp.*	41,200	3,842,312
Fossil, Inc.*	55,793	4,522,580
Hanesbrands, Inc.*	102,865	2,572,654
PVH Corp.	71,191	4,146,164
Under Armour, Inc., Class A*	37,853	2,513,818
Warnaco Group, Inc.*	46,300	2,133,967
		19,731,495
Total Consumer Discretionary		141,131,640
Consumer Staples (5.1%)
Beverages (0.7%)
Hansen Natural Corp.*	81,150	7,083,584
Food & Staples Retailing (0.5%)
BJ’s Wholesale Club, Inc.*	58,272	2,985,857
Ruddick Corp.	51,725	2,016,758
		5,002,615
Food Products (2.7%)
Corn Products International, Inc.	81,289	3,189,780
Flowers Foods, Inc.	119,023	2,316,188
Green Mountain Coffee Roasters, Inc.*	135,300	12,574,782
Lancaster Colony Corp.	20,285	1,237,588
Ralcorp Holdings, Inc.*	58,111	4,457,695
Smithfield Foods, Inc.*	175,537	3,422,971
Tootsie Roll Industries, Inc.	26,664	643,136
		27,842,140
Household Products (1.1%)
Church & Dwight Co., Inc.	151,398	6,691,791
Energizer Holdings, Inc.*	72,377	4,808,728
		11,500,519
Tobacco (0.1%)
Universal Corp.	24,764	888,037
Total Consumer Staples		52,316,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (6.4%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*	59,400	$2,040,984
CARBO Ceramics, Inc.	21,000	2,153,130
Dresser-Rand Group, Inc.*	84,100	3,408,573
Dril-Quip, Inc.*	36,700	1,978,497
Exterran Holdings, Inc.*	68,349	664,352
Helix Energy Solutions Group, Inc.*	111,989	1,467,056
Oceaneering International, Inc.	114,868	4,059,435
Oil States International, Inc.*	54,000	2,749,680
Patterson-UTI Energy, Inc.	163,019	2,826,750
Superior Energy Services, Inc.*	84,484	2,216,860
Tidewater, Inc.	55,323	2,326,332
Unit Corp.*	42,586	1,572,275
		27,463,924
Oil, Gas & Consumable Fuels (3.7%)
Arch Coal, Inc.	226,024	3,295,430
Bill Barrett Corp.*	50,374	1,825,554
Cimarex Energy Co.	90,639	5,048,592
Comstock Resources, Inc.*	50,966	787,934
Energen Corp.	76,795	3,140,147
Forest Oil Corp.*	120,404	1,733,818
HollyFrontier Corp.	220,824	5,790,005
Northern Oil and Gas, Inc.*	66,400	1,287,496
Overseas Shipholding Group, Inc.	28,643	393,555
Patriot Coal Corp.*	96,103	813,031
Plains Exploration & Production Co.*	150,114	3,409,089
Quicksilver Resources, Inc.*	126,305	957,392
SM Energy Co.	67,300	4,081,745
Southern Union Co.	132,052	5,357,350
		37,921,138
Total Energy		65,385,062
Financials (19.0%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	55,408	4,324,595
Apollo Investment Corp.	208,912	1,571,018
Eaton Vance Corp.	125,105	2,786,088
Greenhill & Co., Inc.	30,700	877,713
Jefferies Group, Inc.	151,057	1,874,618
Raymond James Financial, Inc.	106,746	2,771,126
SEI Investments Co.	153,989	2,368,351
Waddell & Reed Financial, Inc., Class A	90,999	2,275,885
		18,849,394
Commercial Banks (3.2%)
Associated Banc-Corp.	185,200	1,722,360
BancorpSouth, Inc.	78,595	690,064
Bank of Hawaii Corp.	50,452	1,836,453
Cathay General Bancorp	84,118	957,263
City National Corp./California	50,107	1,892,040
Commerce Bancshares, Inc./Missouri	82,281	2,859,265
Cullen/Frost Bankers, Inc.	65,026	2,982,092
East West Bancorp, Inc.	158,700	2,366,217
FirstMerit Corp.	116,799	1,326,837
Fulton Financial Corp.	212,031	1,622,037
Hancock Holding Co.	88,500	2,370,030
International Bancshares Corp.	56,460	742,449
Prosperity Bancshares, Inc.	49,900	1,630,732
SVB Financial Group*	45,381	1,679,097
Synovus Financial Corp.	839,763	898,546
TCF Financial Corp.	170,082	1,557,951
Trustmark Corp.	67,463	1,224,454
Valley National Bancorp	180,834	1,915,032
Webster Financial Corp.	78,611	1,202,748
Westamerica Bancorp	30,712	1,176,884
		32,652,551
Diversified Financial Services (0.4%)
MSCI, Inc., Class A*	127,800	3,876,174
Insurance (4.1%)
American Financial Group, Inc./Ohio	80,079	2,488,055
Arthur J. Gallagher & Co.	116,586	3,066,212
Aspen Insurance Holdings Ltd.	75,400	1,737,216
Brown & Brown, Inc.	124,303	2,212,593
Everest Reinsurance Group Ltd.	57,304	4,548,792
Fidelity National Financial, Inc., Class A	235,984	3,582,237
First American Financial Corp.	110,855	1,418,944
Hanover Insurance Group, Inc.	48,379	1,717,454
HCC Insurance Holdings, Inc.	115,808	3,132,606
Kemper Corp.	51,495	1,233,820
Mercury General Corp.	37,888	1,453,005
Old Republic International Corp.	270,448	2,412,396
Protective Life Corp.	91,420	1,428,895
Reinsurance Group of America, Inc.	78,672	3,614,978
StanCorp Financial Group, Inc.	48,074	1,325,400
Transatlantic Holdings, Inc.	66,300	3,216,876
W. R. Berkley Corp.	122,469	3,636,105
		42,225,584
Real Estate Investment Trusts (REITs) (8.3%)
Alexandria Real Estate Equities, Inc. (REIT)	65,365	4,012,757
American Campus Communities, Inc. (REIT)	73,200	2,723,772
BRE Properties, Inc. (REIT)	77,447	3,279,106
Camden Property Trust (REIT)	74,275	4,104,436
Corporate Office Properties Trust/Maryland (REIT)	75,802	1,650,968
Cousins Properties, Inc. (REIT)	110,846	648,449
Duke Realty Corp. (REIT)	268,004	2,814,042
Equity One, Inc. (REIT)	66,239	1,050,551
Essex Property Trust, Inc. (REIT)	34,402	4,129,616
Federal Realty Investment Trust (REIT)	65,912	5,431,808
Highwoods Properties, Inc. (REIT)	76,866	2,172,233
Home Properties, Inc. (REIT)	49,700	2,820,972
Hospitality Properties Trust (REIT)	130,998	2,781,088
Liberty Property Trust (REIT)	121,608	3,540,009
Macerich Co. (REIT)	138,627	5,909,669
Mack-Cali Realty Corp. (REIT)	92,692	2,479,511
Omega Healthcare Investors, Inc. (REIT)	106,831	1,701,818
Potlatch Corp. (REIT)	42,947	1,353,689
Rayonier, Inc. (REIT)	129,290	4,756,579
Realty Income Corp. (REIT)	134,123	4,324,125
Regency Centers Corp. (REIT)	94,799	3,349,249
Senior Housing Properties Trust (REIT)	161,400	3,476,556
SL Green Realty Corp. (REIT)	89,909	5,228,208
Taubman Centers, Inc. (REIT)	59,300	2,983,383
UDR, Inc. (REIT)	232,027	5,137,078
Weingarten Realty Investors (REIT)	128,674	2,724,029
		84,583,701
Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	45,788	2,372,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	88,489	$680,480
First Niagara Financial Group, Inc.	310,374	2,839,922
New York Community Bancorp, Inc.	463,108	5,510,985
Washington Federal, Inc.	117,533	1,497,371

		10,528,758

Total Financials		195,088,438

Health Care (11.5%)
Biotechnology (1.1%)
United Therapeutics Corp.*	54,504	2,043,355
Vertex Pharmaceuticals, Inc.*	218,151	9,716,446

		11,759,801

Health Care Equipment & Supplies (3.3%)
Cooper Cos., Inc.	50,000	3,957,500
Gen-Probe, Inc.*	51,101	2,925,532
Hill-Rom Holdings, Inc.	67,214	2,017,764
Hologic, Inc.*	276,660	4,207,999
IDEXX Laboratories, Inc.*	61,031	4,209,308
Kinetic Concepts, Inc.*	65,183	4,294,908
Masimo Corp.	63,575	1,376,399
ResMed, Inc.*	161,776	4,657,531
STERIS Corp.	63,220	1,850,449
Teleflex, Inc.	42,657	2,293,667
Thoratec Corp.*	61,115	1,994,794

		33,785,851

Health Care Providers & Services (3.6%)
AMERIGROUP Corp.*	52,900	2,063,629
Catalyst Health Solutions, Inc.*	52,500	3,028,725
Community Health Systems, Inc.*	99,442	1,654,715
Health Management Associates, Inc., Class A*	269,739	1,866,594
Health Net, Inc.*	95,269	2,258,828
Henry Schein, Inc.*	98,060	6,080,701
Kindred Healthcare, Inc.*	55,344	477,065
LifePoint Hospitals, Inc.*	55,529	2,034,582
Lincare Holdings, Inc.	100,306	2,256,885
MEDNAX, Inc.*	51,000	3,194,640
Omnicare, Inc.	123,556	3,142,029
Owens & Minor, Inc.	67,916	1,934,248
Universal Health Services, Inc., Class B	103,934	3,533,756
VCA Antech, Inc.*	91,949	1,469,345
WellCare Health Plans, Inc.*	45,308	1,720,798

		36,716,540

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	200,600	3,614,812

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	20,763	1,884,657
Charles River Laboratories International, Inc.*	55,150	1,578,393
Covance, Inc.*	64,666	2,939,070
Mettler-Toledo International, Inc.*	33,914	4,746,603
Pharmaceutical Product Development, Inc.	119,463	3,065,421
Techne Corp.	39,595	2,692,856

		16,907,000

Pharmaceuticals (1.5%)
Endo Pharmaceuticals Holdings, Inc.*	124,041	3,471,908
Medicis Pharmaceutical Corp., Class A	65,401	2,385,828
Perrigo Co.	97,685	9,486,190

		15,343,926

Total Health Care		118,127,930

Industrials (14.1%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc.	35,771	1,949,877
BE Aerospace, Inc.*	108,729	3,600,017
Esterline Technologies Corp.*	32,600	1,689,984
Huntington Ingalls Industries, Inc.*	51,600	1,255,428
Triumph Group, Inc.	40,400	1,969,096

		10,464,402

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	109,800	1,431,792

Airlines (0.3%)
Alaska Air Group, Inc.*	38,142	2,147,013
JetBlue Airways Corp.*	217,356	891,160

		3,038,173

Building Products (0.2%)
Lennox International, Inc.	55,866	1,440,226

Commercial Services & Supplies (1.7%)
Brink’s Co.	49,834	1,161,631
Clean Harbors, Inc.*	48,816	2,504,261
Copart, Inc.*	59,409	2,324,080
Corrections Corp. of America*	113,101	2,566,262
Deluxe Corp.	54,979	1,022,609
Herman Miller, Inc.	61,318	1,095,139
HNI Corp.	47,848	915,332
Mine Safety Appliances Co.	33,244	896,258
Rollins, Inc.	67,829	1,269,081
Waste Connections, Inc.	120,088	4,061,376

		17,816,029

Construction & Engineering (1.1%)
AECOM Technology Corp.*	126,431	2,234,036
Granite Construction, Inc.	36,393	683,096
KBR, Inc.	160,044	3,781,840
Shaw Group, Inc.*	77,039	1,674,828
URS Corp.*	83,361	2,472,487

		10,846,287

Electrical Equipment (1.7%)
Acuity Brands, Inc.	46,100	1,661,444
AMETEK, Inc.	170,324	5,615,582
General Cable Corp.*	55,100	1,286,585
Hubbell, Inc., Class B	63,514	3,146,484
Regal-Beloit Corp.	44,100	2,001,258
Thomas & Betts Corp.*	55,533	2,216,322
Woodward, Inc.	63,095	1,728,803

		17,656,478

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	65,295	2,081,605

Machinery (4.4%)
AGCO Corp.*	100,242	3,465,366
Crane Co.	48,810	1,742,029
Donaldson Co., Inc.	80,763	4,425,812
Gardner Denver, Inc.	55,200	3,507,960
Graco, Inc.	63,875	2,180,692
Harsco Corp.	86,112	1,669,712
IDEX Corp.	88,300	2,751,428
Kennametal, Inc.	86,303	2,825,560
Lincoln Electric Holdings, Inc.	88,794	2,575,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nordson Corp.	62,706	$2,491,936
Oshkosh Corp.*	97,021	1,527,111
Pentair, Inc.	104,866	3,356,761
SPX Corp.	54,366	2,463,323
Terex Corp.*	117,084	1,201,282
Timken Co.	86,593	2,841,982
Trinity Industries, Inc.	85,070	1,821,349
Valmont Industries, Inc.	22,823	1,778,825
Wabtec Corp.	51,463	2,720,849

		45,347,891

Marine (0.5%)
Alexander & Baldwin, Inc.	44,244	1,616,233
Kirby Corp.*	58,108	3,058,805

		4,675,038

Professional Services (0.9%)
Corporate Executive Board Co.	36,256	1,080,429
FTI Consulting, Inc.*	44,802	1,649,161
Korn/Ferry International*	50,338	613,620
Manpower, Inc.	87,616	2,945,650
Towers Watson & Co., Class A	55,397	3,311,633

		9,600,493

Road & Rail (1.3%)
Con-way, Inc.	59,253	1,311,269
J.B. Hunt Transport Services, Inc.	97,442	3,519,605
Kansas City Southern*	116,256	5,808,150
Landstar System, Inc.	50,379	1,992,993
Werner Enterprises, Inc.	47,463	988,654

		13,620,671

Trading Companies & Distributors (0.7%)
GATX Corp.	48,932	1,516,402
MSC Industrial Direct Co., Class A	48,169	2,719,622
United Rentals, Inc.*	66,608	1,121,679
Watsco, Inc.	30,000	1,533,000

		6,890,703

Total Industrials		144,909,788

Information Technology (15.6%)
Communications Equipment (1.1%)
ADTRAN, Inc.	68,773	1,819,734
Ciena Corp.*	99,900	1,118,880
Plantronics, Inc.	51,240	1,457,778
Polycom, Inc.*	187,858	3,450,951
Riverbed Technology, Inc.*	161,900	3,231,524

		11,078,867

Computers & Peripherals (0.6%)
Diebold, Inc.	68,983	1,897,723
NCR Corp.*	167,298	2,825,663
QLogic Corp.*	111,400	1,412,552

		6,135,938

Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc.*	122,425	3,400,966
Avnet, Inc.*	162,596	4,240,504
Ingram Micro, Inc., Class A*	165,699	2,672,725
Itron, Inc.*	43,302	1,277,409
National Instruments Corp.	95,140	2,174,900
Tech Data Corp.*	45,681	1,974,790
Trimble Navigation Ltd.*	129,714	4,351,905
Vishay Intertechnology, Inc.*	165,393	1,382,685

		21,475,884

Internet Software & Services (1.1%)
AOL, Inc.*	114,100	1,369,200
Digital River, Inc.*	42,451	880,009
Equinix, Inc.*	49,772	4,421,247
Rackspace Hosting, Inc.*	108,400	3,700,776
ValueClick, Inc.*	84,100	1,308,596

		11,679,828

IT Services (2.9%)
Acxiom Corp.*	86,771	923,243
Alliance Data Systems Corp.*	53,909	4,997,364
Broadridge Financial Solutions, Inc.	131,551	2,649,437
Convergys Corp.*	129,000	1,210,020
CoreLogic, Inc.*	116,755	1,245,776
DST Systems, Inc.	38,167	1,672,860
Gartner, Inc.*	101,585	3,542,269
Global Payments, Inc.	85,305	3,445,469
Jack Henry & Associates, Inc.	91,538	2,652,771
Lender Processing Services, Inc.	91,895	1,258,043
ManTech International Corp., Class A	24,338	763,726
NeuStar, Inc., Class A*	78,706	1,978,669
VeriFone Systems, Inc.*	110,000	3,852,200

		30,191,847

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	58,153	1,799,254

Semiconductors & Semiconductor Equipment (3.2%)
Atmel Corp.*	483,053	3,898,238
Cree, Inc.*	122,962	3,194,553
Cypress Semiconductor Corp.*	178,200	2,667,654
Fairchild Semiconductor International, Inc.*	135,894	1,467,655
Integrated Device Technology, Inc.*	158,441	815,971
International Rectifier Corp.*	74,340	1,384,211
Intersil Corp., Class A	134,342	1,382,379
Lam Research Corp.*	131,466	4,993,079
RF Micro Devices, Inc.*	294,130	1,864,784
Semtech Corp.*	69,140	1,458,854
Silicon Laboratories, Inc.*	47,593	1,594,841
Skyworks Solutions, Inc.*	198,100	3,553,914
Varian Semiconductor Equipment Associates, Inc.*	79,800	4,879,770

		33,155,903

Software (4.4%)
ACI Worldwide, Inc.*	35,756	984,720
Advent Software, Inc.*	34,742	724,370
ANSYS, Inc.*	97,168	4,765,119
Cadence Design Systems, Inc.*	285,150	2,634,786
Concur Technologies, Inc.*	49,900	1,857,278
FactSet Research Systems, Inc.	49,042	4,363,267
Fair Isaac Corp.	42,584	929,609
Informatica Corp.*	111,865	4,580,872
Mentor Graphics Corp.*	98,247	945,136
MICROS Systems, Inc.*	85,768	3,766,073
Parametric Technology Corp.*	124,868	1,920,470
Quest Software, Inc.*	65,160	1,034,741
Rovi Corp.*	117,144	5,034,849
Solera Holdings, Inc.	74,700	3,772,350
Synopsys, Inc.*	154,734	3,769,320
TIBCO Software, Inc.*	172,000	3,851,080

		44,934,040

Total Information Technology		160,451,561

Materials (6.2%)
Chemicals (2.6%)
Albemarle Corp.	96,968	3,917,507
Ashland, Inc.	83,529	3,686,970
Cabot Corp.	69,064	1,711,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cytec Industries, Inc.	52,099	$1,830,759
Intrepid Potash, Inc.*	55,400	1,377,798
Minerals Technologies, Inc.	19,554	963,426
NewMarket Corp.	11,500	1,746,505
Olin Corp.	84,097	1,514,587
RPM International, Inc.	139,166	2,602,404
Scotts Miracle-Gro Co., Class A	47,705	2,127,643
Sensient Technologies Corp.	52,908	1,722,155
Valspar Corp.	99,431	3,103,242

		26,304,402

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	48,548	3,069,205

Containers & Packaging (1.9%)
AptarGroup, Inc.	70,980	3,170,677
Greif, Inc., Class A	33,290	1,427,808
Packaging Corp. of America	106,315	2,477,139
Rock-Tenn Co., Class A	74,900	3,646,132
Silgan Holdings, Inc.	52,300	1,921,502
Sonoco Products Co.	105,818	2,987,242
Temple-Inland, Inc.	117,641	3,690,398

		19,320,898

Metals & Mining (1.1%)
Carpenter Technology Corp.	46,938	2,107,047
Commercial Metals Co.	123,475	1,174,247
Compass Minerals International, Inc.	35,000	2,337,300
Reliance Steel & Aluminum Co.	78,799	2,679,954
Steel Dynamics, Inc.	231,685	2,298,315
Worthington Industries, Inc.	59,619	832,878

		11,429,741

Paper & Forest Products (0.3%)
Domtar Corp.	42,200	2,876,774
Louisiana-Pacific Corp.*	141,292	720,589

		3,597,363

Total Materials		63,721,609

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	160,600	2,653,112

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	96,007	2,040,149

Total Telecommunication Services		4,693,261

Utilities (6.4%)
Electric Utilities (2.1%)
Cleco Corp.	64,872	2,214,730
DPL, Inc.	123,593	3,725,093
Great Plains Energy, Inc.	144,886	2,796,300
Hawaiian Electric Industries, Inc.	100,293	2,435,114
IDACORP, Inc.	52,762	1,993,348
NV Energy, Inc.	248,680	3,658,083
PNM Resources, Inc.	92,679	1,522,716
Westar Energy, Inc.	119,959	3,169,317

		21,514,701

Gas Utilities (1.9%)
AGL Resources, Inc.	83,078	3,384,598
Atmos Energy Corp.	96,300	3,124,935
National Fuel Gas Co.	87,503	4,259,646
Questar Corp.	188,400	3,336,564
UGI Corp.	118,560	3,114,571
WGL Holdings, Inc.	54,637	2,134,667

		19,354,981

Multi-Utilities (2.1%)
Alliant Energy Corp.	117,395	4,540,839
Black Hills Corp.	42,149	1,291,445
MDU Resources Group, Inc.	199,615	3,830,612
NSTAR	109,639	4,912,924
OGE Energy Corp.	103,479	4,945,261
Vectren Corp.	86,999	2,355,933

		21,877,014

Water Utilities (0.3%)
Aqua America, Inc.	146,666	3,163,586

Total Utilities		65,910,282

Total Common Stocks (98.6%) (Cost $749,679,855)		1,011,736,466

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.2%)
U.S. Treasury Bills
0.03%, 10/6/11 (p)
(Cost $2,054,999)	$2,055,000	2,054,988

Total Investments (98.8%) (Cost $751,734,854)		1,013,791,454
Other Assets Less Liabilities (1.2%)		11,859,041

Net Assets (100%)		$1,025,650,495

*	Non-income producing.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	231	December-11	$19,734,850	$17,992,590	$(1,742,260)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.

Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$141,131,640	$—	$—	$141,131,640
Consumer Staples	52,316,895	—	—	52,316,895
Energy	65,385,062	—	—	65,385,062
Financials	195,088,438	—	—	195,088,438
Health Care	118,127,930	—	—	118,127,930
Industrials	144,909,788	—	—	144,909,788
Information Technology	160,451,561	—	—	160,451,561
Materials	63,721,609	—	—	63,721,609
Telecommunication Services	4,693,261	—	—	4,693,261
Utilities	65,910,282	—	—	65,910,282
Short-Term Investments	—	2,054,988	—	2,054,988

Total Assets	$1,011,736,466	$2,054,988	$—	$1,013,791,454

Liabilities:
Futures	$(1,742,260)	$—	$—	$(1,742,260)

Total Liabilities	$(1,742,260)	$—	$—	$(1,742,260)

Total	$1,009,994,206	$2,054,988	$—	$1,012,049,194

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$117,462,828
Net Proceeds of Sales and Redemptions:
Stocks	$210,029,605

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$314,967,344
Aggregate gross unrealized depreciation	(59,059,273)

Net unrealized appreciation	$255,908,071

Federal income tax cost of investments	$757,883,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (0.5%)
Autoliv, Inc.	43,235	$2,096,898
Federal-Mogul Corp.*	9,535	140,641
Lear Corp.	50,977	2,186,913
TRW Automotive Holdings Corp.*	49,379	1,616,175
Visteon Corp.*	23,411	1,006,673

		7,047,300

Automobiles (0.0%)
Thor Industries, Inc.	21,458	475,295

Distributors (0.2%)
Genuine Parts Co.	55,450	2,816,860

Diversified Consumer Services (0.3%)
Career Education Corp.*	29,949	390,835
DeVry, Inc.	62,552	2,311,922
Education Management Corp.*	18,692	277,389
H&R Block, Inc.	61,006	811,990
Service Corp. International	115,820	1,060,911

		4,853,047

Hotels, Restaurants & Leisure (0.6%)
Bally Technologies, Inc.*	1,420	38,311
Brinker International, Inc.	3,244	67,864
Choice Hotels International, Inc.	12,755	379,079
Dunkin’ Brands Group, Inc.*	1,711	47,395
Hyatt Hotels Corp., Class A*	20,350	638,379
International Game Technology	70,690	1,027,126
MGM Resorts International*	133,079	1,236,304
Penn National Gaming, Inc.*	32,914	1,095,707
Royal Caribbean Cruises Ltd.	28,947	626,413
Wendy’s Co.	145,105	666,032
WMS Industries, Inc.*	27,787	488,773
Wyndham Worldwide Corp.	82,413	2,349,595

		8,660,978

Household Durables (1.5%)
D.R. Horton, Inc.	135,672	1,226,475
Garmin Ltd.	48,576	1,543,259
Harman International Industries, Inc.	11,541	329,842
Jarden Corp.	44,488	1,257,231
Leggett & Platt, Inc.	17,278	341,931
Lennar Corp., Class A	77,696	1,052,004
M.D.C. Holdings, Inc.	252,700	4,280,738
Mohawk Industries, Inc.*	27,534	1,181,484
Newell Rubbermaid, Inc.	141,201	1,676,056
NVR, Inc.*	2,705	1,633,766
Pulte Group, Inc.*	165,670	654,396
Toll Brothers, Inc.*	429,007	6,190,571
Whirlpool Corp.	36,959	1,844,624

		23,212,377

Internet & Catalog Retail (0.3%)
Expedia, Inc.	38,973	1,003,555
HomeAway, Inc.*	1,682	56,549
Liberty Interactive Corp.*	291,426	4,304,362

		5,364,466

Leisure Equipment & Products (0.5%)
Mattel, Inc.	307,924	7,972,152

Media (1.2%)
Clear Channel Outdoor Holdings, Inc., Class A*	19,904	186,301
DISH Network Corp., Class A*	24,180	605,951
DreamWorks Animation SKG, Inc., Class A*	34,640	629,755
Gannett Co., Inc.	116,605	1,111,246
Interpublic Group of Cos., Inc.	148,371	1,068,271
Lamar Advertising Co., Class A*	19,782	336,887
Liberty Media Corp. - Liberty Capital*	34,456	2,278,231
Liberty Media Corp. - Liberty Starz*	25,296	1,607,814
Madison Square Garden Co., Class A*	29,231	666,467
McGraw-Hill Cos., Inc.	26,156	1,072,396
Pandora Media, Inc.*	3,522	51,597
Regal Entertainment Group, Class A	26,279	308,516
Virgin Media, Inc.	285,400	6,949,490
Washington Post Co., Class B	2,420	791,267

		17,664,189

Multiline Retail (0.6%)
Big Lots, Inc.*	20,863	726,658
Dillard’s, Inc., Class A	15,107	656,853
J.C. Penney Co., Inc.	80,153	2,146,497
Macy’s, Inc.	180,822	4,759,235
Sears Holdings Corp.*	18,753	1,078,673

		9,367,916

Specialty Retail (2.2%)
Aaron’s, Inc.	10,535	266,009
Abercrombie & Fitch Co., Class A	5,968	367,390
American Eagle Outfitters, Inc.	94,510	1,107,657
ANN, Inc.*	109,500	2,500,980
AutoNation, Inc.*	10,087	330,652
Best Buy Co., Inc.	153,395	3,574,103
CarMax, Inc.*	91,436	2,180,749
Chico’s FAS, Inc.	28,580	326,669
DSW, Inc., Class A	727	33,573
Foot Locker, Inc.	75,023	1,507,212
GameStop Corp., Class A*	68,503	1,582,419
Gap, Inc.	171,417	2,783,812
RadioShack Corp.	48,417	562,606
Ross Stores, Inc.	112,900	8,884,101
Sally Beauty Holdings, Inc.*	3,429	56,921
Signet Jewelers Ltd.*	42,111	1,423,352
Staples, Inc.	345,716	4,598,023
Williams-Sonoma, Inc.	24,394	751,091

		32,837,319

Textiles, Apparel & Luxury Goods (0.4%)
PVH Corp.	24,649	1,435,558
VF Corp.	42,160	5,123,283

		6,558,841

Total Consumer Discretionary		126,830,740

Consumer Staples (5.7%)
Beverages (1.1%)
Brown-Forman Corp., Class B	7,312	512,864
Coca-Cola Enterprises, Inc.	36,890	917,823
Constellation Brands, Inc., Class A*	88,110	1,585,980
Fortune Brands, Inc.	74,735	4,041,669
Molson Coors Brewing Co., Class B	256,179	10,147,250

		17,205,586

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	24,960	1,278,951
Safeway, Inc.	171,672	2,854,905
SUPERVALU, Inc.	102,927	685,494

		4,819,350

Food Products (3.3%)
Bunge Ltd.	87,037	5,073,387
Campbell Soup Co.	20,916	677,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
China Agri-Industries Holdings Ltd.	4,023,000	$2,470,047
ConAgra Foods, Inc.	173,246	4,196,018
Corn Products International, Inc.	7,165	281,155
Cosan Ltd., Class A	288,500	2,732,095
Dean Foods Co.*	88,865	788,233
H.J. Heinz Co.	64,903	3,276,303
Hershey Co.	18,723	1,109,151
Hormel Foods Corp.	31,226	843,726
J.M. Smucker Co.	56,229	4,098,532
Maple Leaf Foods, Inc.	406,000	4,409,085
McCormick & Co., Inc. (Non-Voting)	20,308	937,417
Mead Johnson Nutrition Co.	80,930	5,570,412
Ralcorp Holdings, Inc.*	26,689	2,047,313
Sara Lee Corp.	48,251	788,904
Smithfield Foods, Inc.*	80,521	1,570,159
Tyson Foods, Inc., Class A	504,612	8,760,064

		49,629,052

Household Products (0.5%)
Church & Dwight Co., Inc.	29,187	1,290,065
Clorox Co.	60,890	4,038,834
Energizer Holdings, Inc.*	33,785	2,244,675

		7,573,574

Tobacco (0.5%)
Lorillard, Inc.	69,660	7,711,362

Total Consumer Staples		86,938,924

Energy (4.8%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	19,614	673,937
Cameron International Corp.*	31,249	1,298,084
Diamond Offshore Drilling, Inc.	17,624	964,738
Ensco plc (ADR)	99,700	4,030,871
Helmerich & Payne, Inc.	3,387	137,512
McDermott International, Inc.*	14,266	153,502
Nabors Industries Ltd.*	139,337	1,708,272
Oil States International, Inc.*	3,960	201,643
Patterson-UTI Energy, Inc.	66,618	1,155,156
Rowan Cos., Inc.*	51,607	1,558,015
SEACOR Holdings, Inc.	10,506	842,686
Tidewater, Inc.	132,951	5,590,590
Unit Corp.*	20,329	750,547

		19,065,553

Oil, Gas & Consumable Fuels (3.5%)
Alpha Natural Resources, Inc.*	48,241	853,383
Arch Coal, Inc.	91,709	1,337,117
Cimarex Energy Co.	30,445	1,695,787
Cobalt International Energy, Inc.*	351,696	2,711,576
Consol Energy, Inc.	71,100	2,412,423
Denbury Resources, Inc.*	32,586	374,739
El Paso Corp.	22,028	385,049
Energen Corp.	34,950	1,429,106
EQT Corp.	39,601	2,113,109
EXCO Resources, Inc.	6,206	66,528
Forest Oil Corp.*	12,393	178,459
Japan Petroleum Exploration Co.	103,100	3,754,227
Kosmos Energy Ltd.*	2,791	32,683
Lone Pine Resources, Inc.*	323,200	2,133,120
Murphy Oil Corp.	79,425	3,507,408
Newfield Exploration Co.*	100,187	3,976,422
Noble Energy, Inc.	68,351	4,839,251
Pioneer Natural Resources Co.	10,705	704,068
Plains Exploration & Production Co.*	68,371	1,552,705
QEP Resources, Inc.	18,443	499,252
Quicksilver Resources, Inc.*	53,439	405,068
SM Energy Co.	5,931	359,715
Southern Union Co.	60,463	2,452,984
Spectra Energy Corp.	315,030	7,727,686
Sunoco, Inc.	52,369	1,623,963
Teekay Corp.	20,254	457,943
Tesoro Corp.*	69,718	1,357,409
Valero Energy Corp.	276,438	4,915,068

		53,856,248

Total Energy		72,921,801

Financials (24.3%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	7,224	563,833
American Capital Ltd.*	171,031	1,166,431
Ameriprise Financial, Inc.	117,452	4,622,911
Ares Capital Corp.	99,291	1,367,237
E*TRADE Financial Corp.*	326,077	2,970,561
Federated Investors, Inc., Class B	8,359	146,533
Invesco Ltd.	486,608	7,547,290
Janus Capital Group, Inc.	90,353	542,118
Jefferies Group, Inc.	65,494	812,781
Legg Mason, Inc.	72,137	1,854,642
LPL Investment Holdings, Inc.*	70,055	1,780,798
Northern Trust Corp.	105,266	3,682,205
Raymond James Financial, Inc.	49,383	1,281,983
Solar Capital Ltd.	124,999	2,516,230

		30,855,553

Commercial Banks (4.1%)
Associated Banc-Corp	84,072	781,870
Bank of Hawaii Corp.	23,138	842,223
BOK Financial Corp.	12,420	582,374
CapitalSource, Inc.	156,760	962,506
CIT Group, Inc.*	97,216	2,952,450
City National Corp./California	22,596	853,225
Comerica, Inc.	307,820	7,070,625
Commerce Bancshares, Inc./Missouri	35,869	1,246,448
Cullen/Frost Bankers, Inc.	25,844	1,185,206
East West Bancorp, Inc.	72,127	1,075,414
Fifth Third Bancorp	905,574	9,146,297
First Citizens BancShares, Inc./North Carolina, Class A	2,639	378,802
First Horizon National Corp.	127,744	761,354
First Midwest Bancorp, Inc./Illinois	216,707	1,586,295
First Republic Bank/California*	35,629	825,168
Fulton Financial Corp.	96,665	739,487
Huntington Bancshares, Inc./Ohio	1,003,388	4,816,262
KeyCorp	460,969	2,733,546
M&T Bank Corp.	60,835	4,252,367
Popular, Inc.*	3,012,951	4,519,427
Regions Financial Corp.	609,200	2,028,636
SunTrust Banks, Inc.	260,267	4,671,793
Synovus Financial Corp.	381,204	407,888
TCF Financial Corp.	484,251	4,435,739
Umpqua Holdings Corp.	224,800	1,975,992
Valley National Bancorp	82,387	872,478
Zions Bancorp	89,144	1,254,256

		62,958,128

Consumer Finance (0.6%)
Discover Financial Services	238,252	5,465,501
SLM Corp.	255,695	3,183,403

		8,648,904

Diversified Financial Services (1.1%)
Interactive Brokers Group, Inc., Class A	17,746	247,202
Leucadia National Corp.	95,807	2,172,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NASDAQ OMX Group, Inc.*	52,659	$1,218,529
NYSE Euronext	87,712	2,038,427
PHH Corp.*	649,800	10,448,784

		16,125,845

Insurance (7.4%)
Alleghany Corp.*	3,205	924,642
Allied World Assurance Co. Holdings AG	18,393	987,888
American Financial Group, Inc./Ohio	38,981	1,211,140
American National Insurance Co.	3,337	231,087
Aon Corp.	160,230	6,726,455
Arch Capital Group Ltd.*	63,983	2,090,645
Arthur J. Gallagher & Co.	53,567	1,408,812
Aspen Insurance Holdings Ltd.	34,340	791,194
Assurant, Inc.	46,796	1,675,297
Assured Guaranty Ltd.	89,319	981,616
Axis Capital Holdings Ltd.	62,753	1,627,813
Brown & Brown, Inc.	56,433	1,004,507
Cincinnati Financial Corp.	70,924	1,867,429
CNA Financial Corp.	12,952	291,031
Endurance Specialty Holdings Ltd.	19,656	671,252
Everest Reinsurance Group Ltd.	113,070	8,975,497
Fidelity National Financial, Inc., Class A	108,261	1,643,402
Genworth Financial, Inc., Class A*	237,887	1,365,471
Hanover Insurance Group, Inc.	22,043	782,526
Hartford Financial Services Group, Inc.	215,864	3,484,045
HCC Insurance Holdings, Inc.	55,135	1,491,402
Kemper Corp.	24,259	581,246
Lincoln National Corp.	151,979	2,375,432
Markel Corp.*	4,713	1,683,154
Marsh & McLennan Cos., Inc.	265,876	7,056,349
MBIA, Inc.*	71,744	521,579
Mercury General Corp.	12,983	497,898
Old Republic International Corp.	125,742	1,121,619
PartnerReinsurance Ltd.	32,741	1,711,372
Platinum Underwriters Holdings Ltd.	157,485	4,842,664
Principal Financial Group, Inc.	397,372	9,008,423
Progressive Corp.	317,877	5,645,496
Protective Life Corp.	41,583	649,942
Reinsurance Group of America, Inc.	249,868	11,481,435
RenaissanceReinsurance Holdings Ltd.	25,091	1,600,806
StanCorp Financial Group, Inc.	21,949	605,134
Torchmark Corp.	50,954	1,776,256
Transatlantic Holdings, Inc.	30,296	1,469,962
Unum Group	622,021	13,037,560
Validus Holdings Ltd.	32,263	803,994
W. R. Berkley Corp.	55,425	1,645,568
White Mountains Insurance Group Ltd.	3,332	1,351,959
XL Group plc	150,009	2,820,169

		112,521,168

Real Estate Investment Trusts (REITs) (6.8%)
Alexandria Real Estate Equities, Inc. (REIT)	29,948	1,838,508
American Assets Trust, Inc. (REIT)	165,134	2,964,155
American Capital Agency Corp. (REIT)	86,548	2,345,451
Annaly Capital Management, Inc. (REIT)	461,015	7,666,679
Apartment Investment & Management Co. (REIT), Class A	18,681	413,224
AvalonBay Communities, Inc. (REIT)	45,588	5,199,311
Boston Properties, Inc. (REIT)	12,639	1,126,135
Brandywine Realty Trust (REIT)	65,681	526,105
BRE Properties, Inc. (REIT)	36,188	1,532,200
Camden Property Trust (REIT)	9,502	525,081
Chimera Investment Corp. (REIT)	498,081	1,379,684
CommonWealth REIT (REIT)	40,579	769,784
Corporate Office Properties Trust/Maryland (REIT)	23,638	514,836
DDR Corp. (REIT)	104,775	1,142,047
Douglas Emmett, Inc. (REIT)	60,344	1,031,882
Duke Realty Corp. (REIT)	122,512	1,286,376
Equity Residential (REIT)	132,405	6,867,847
Essex Property Trust, Inc. (REIT)	6,987	838,719
Federal Realty Investment Trust (REIT)	7,369	607,279
General Growth Properties, Inc. (REIT)	273,252	3,306,349
HCP, Inc. (REIT)	196,821	6,900,544
Health Care REIT, Inc. (REIT)	85,688	4,010,198
Hospitality Properties Trust (REIT)	59,864	1,270,913
Host Hotels & Resorts, Inc. (REIT)	332,649	3,639,180
Kimco Realty Corp. (REIT)	197,283	2,965,163
Liberty Property Trust (REIT)	55,823	1,625,008
Macerich Co. (REIT)	40,748	1,737,087
Mack-Cali Realty Corp. (REIT)	42,169	1,128,021
Piedmont Office Realty Trust, Inc. (REIT), Class A	83,772	1,354,593
Plum Creek Timber Co., Inc. (REIT)	207,679	7,208,538
ProLogis, Inc. (REIT)	222,450	5,394,413
Realty Income Corp. (REIT)	64,563	2,081,511
Regency Centers Corp. (REIT)	43,591	1,540,070
Senior Housing Properties Trust (REIT)	74,371	1,601,951
SL Green Realty Corp. (REIT)	43,093	2,505,858
Taubman Centers, Inc. (REIT)	27,096	1,363,200
UDR, Inc. (REIT)	97,326	2,154,798
Ventas, Inc. (REIT)	48,299	2,385,971
Vornado Realty Trust (REIT)	79,487	5,931,320
Weingarten Realty Investors (REIT)	58,556	1,239,631
Weyerhaeuser Co. (REIT)	185,389	2,882,799

		102,802,419

Real Estate Management & Development (1.3%)
BR Properties S.A.	993,300	8,954,360
Forest City Enterprises, Inc., Class A*	314,794	3,355,704
Howard Hughes Corp.*	10,421	438,724
Iguatemi Empresa de Shopping Centers S.A.	131,100	2,171,927
Jones Lang LaSalle, Inc.	4,693	243,144
Multiplan Empreendimentos Imobiliarios S.A.	213,100	3,944,093
St. Joe Co.*	31,586	473,474

		19,581,426

Thrifts & Mortgage Finance (1.0%)
BankUnited, Inc.	229,899	4,772,703
Beneficial Mutual Bancorp, Inc.*	327,506	2,439,920
Capitol Federal Financial, Inc.	81,247	857,968
First Niagara Financial Group, Inc.	147,034	1,345,361
Hudson City Bancorp, Inc.	206,440	1,168,451
New York Community Bancorp, Inc.	212,038	2,523,252
People’s United Financial, Inc.	148,438	1,692,193
TFS Financial Corp.*	38,799	315,436
Washington Federal, Inc.	53,889	686,546

		15,801,830

Total Financials		369,295,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.3%)
Biotechnology (0.2%)
Cephalon, Inc.*	36,951	$2,981,946
Vertex Pharmaceuticals, Inc.*	11,497	512,076

		3,494,022

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	41,479	815,062
Boston Scientific Corp.*	740,835	4,378,335
CareFusion Corp.*	74,430	1,782,599
Cooper Cos., Inc.	16,368	1,295,527
DENTSPLY International, Inc.	40,416	1,240,367
Hill-Rom Holdings, Inc.	2,951	88,589
Hologic, Inc.*	126,806	1,928,719
Kinetic Concepts, Inc.*	6,667	439,289
Teleflex, Inc.	19,535	1,050,397
Zimmer Holdings, Inc.*	93,056	4,978,496

		17,997,380

Health Care Providers & Services (3.0%)
AMERIGROUP Corp.*	7,115	277,556
AmerisourceBergen Corp.	156,400	5,829,028
Brookdale Senior Living, Inc.*	342,724	4,297,759
CIGNA Corp.	384,961	16,145,264
Community Health Systems, Inc.*	46,069	766,588
Coventry Health Care, Inc.*	71,867	2,070,488
Health Net, Inc.*	43,890	1,040,632
Henry Schein, Inc.*	21,071	1,306,613
Humana, Inc.	81,630	5,936,950
LifePoint Hospitals, Inc.*	25,460	932,855
Omnicare, Inc.	56,224	1,429,776
Patterson Cos., Inc.	30,140	862,908
Quest Diagnostics, Inc.	6,267	309,339
Tenet Healthcare Corp.*	211,747	874,515
Vanguard Health Systems, Inc.*	322,098	3,272,516
VCA Antech, Inc.*	41,929	670,026

		46,022,813

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	17,923	322,973
Emdeon, Inc., Class A*	13,418	252,124

		575,097

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	9,603	871,664
Life Technologies Corp.*	79,127	3,040,850
PerkinElmer, Inc.	54,690	1,050,595
QIAGEN N.V.*	113,313	1,567,119

		6,530,228

Pharmaceuticals (1.5%)
Almirall S.A.	622,324	4,390,082
Forest Laboratories, Inc.*	138,725	4,271,343
Hospira, Inc.*	13,110	485,070
Impax Laboratories, Inc.*	328,500	5,883,435
Mylan, Inc.*	20,263	344,471
UCB S.A.	147,485	6,280,246
Warner Chilcott plc, Class A*	7,190	102,817
Watson Pharmaceuticals, Inc.*	3,504	239,148

		21,996,612

Total Health Care		96,616,152

Industrials (9.5%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.	15,202	828,661
BE Aerospace, Inc.*	2,652	87,808
Esterline Technologies Corp.*	78,000	4,043,520
Goodrich Corp.	35,776	4,317,448
Huntington Ingalls Industries, Inc.*	23,669	575,867
ITT Corp.	89,249	3,748,458
L-3 Communications Holdings, Inc.	51,451	3,188,418
Spirit AeroSystems Holdings, Inc., Class A*	45,162	720,334
Teledyne Technologies, Inc.*	144,700	7,070,042
Textron, Inc.	126,339	2,228,620

		26,809,176

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	4,878	63,609

Airlines (0.5%)
AMR Corp.*	85,874	254,187
Copa Holdings S.A., Class A	3,424	209,788
Delta Air Lines, Inc.*	569,540	4,271,550
Southwest Airlines Co.	316,276	2,542,859
United Continental Holdings, Inc.*	23,997	465,062

		7,743,446

Building Products (0.1%)
Armstrong World Industries, Inc.	9,211	317,227
Owens Corning, Inc.*	60,523	1,312,139

		1,629,366

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	48,616	1,219,289
Cintas Corp.	54,726	1,539,990
Corrections Corp. of America*	52,036	1,180,697
Covanta Holding Corp.	54,966	834,933
KAR Auction Services, Inc.*	11,253	136,274
Pitney Bowes, Inc.	88,763	1,668,744
R.R. Donnelley & Sons Co.	91,072	1,285,937
Republic Services, Inc.	155,538	4,364,396
Waste Connections, Inc.	6,846	231,532

		12,461,792

Construction & Engineering (0.8%)
AECOM Technology Corp.*	31,929	564,185
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	20,453	585,569
Jacobs Engineering Group, Inc.*	61,485	1,985,351
KBR, Inc.	68,709	1,623,594
Quanta Services, Inc.*	104,560	1,964,682
Shaw Group, Inc.*	35,025	761,444
URS Corp.*	184,836	5,482,236

		12,967,061

Electrical Equipment (1.5%)
AMETEK, Inc.	76,250	2,513,962
Cooper Industries plc	27,689	1,277,017
General Cable Corp.*	12,189	284,613
GrafTech International Ltd.*	58,882	747,801
Hubbell, Inc., Class B	157,520	7,803,541
Regal-Beloit Corp.	18,741	850,467
Thomas & Betts Corp.*	215,878	8,615,691

		22,093,092

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	27,257	868,953

Machinery (3.1%)
AGCO Corp.*	147,572	5,101,564
Barnes Group, Inc.	390,742	7,521,783
CNH Global N.V.*	12,852	337,236
Crane Co.	23,632	843,426
Dover Corp.	111,690	5,204,754
Eaton Corp.	102,720	3,646,560
Flowserve Corp.	2,444	180,856
Harsco Corp.	35,694	692,107
IDEX Corp.	4,198	130,810
Ingersoll-Rand plc	33,253	934,077
Kennametal, Inc.	35,031	1,146,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln Electric Holdings, Inc.	15,803	$458,445
Navistar International Corp.*	16,087	516,714
Oshkosh Corp.*	44,193	695,598
Parker Hannifin Corp.	46,231	2,918,563
Pentair, Inc.	282,224	9,033,990
Snap-on, Inc.	23,117	1,026,395
SPX Corp.	17,960	813,768
Stanley Black & Decker, Inc.	81,498	4,001,552
Terex Corp.*	129,383	1,327,470
Timken Co.	6,631	217,629
Trinity Industries, Inc.	38,754	829,723

		47,579,935

Marine (0.1%)
Alexander & Baldwin, Inc.	20,177	737,066
Kirby Corp.*	7,583	399,169

		1,136,235

Professional Services (0.3%)
Equifax, Inc.	56,513	1,737,210
Manpower, Inc.	39,859	1,340,060
Nielsen Holdings N.V.*	5,454	142,240
Towers Watson & Co., Class A	22,075	1,319,643
Verisk Analytics, Inc., Class A*	9,188	319,467

		4,858,620

Road & Rail (0.3%)
Con-way, Inc.	24,339	538,622
Kansas City Southern*	13,310	664,968
Ryder System, Inc.	24,903	934,111
Swift Transportation Co.*	323,200	2,081,408

		4,219,109

Trading Companies & Distributors (0.1%)
Air Lease Corp.*	16,887	324,230
GATX Corp.	22,511	697,616
WESCO International, Inc.*	11,047	370,627

		1,392,473

Total Industrials		143,822,867

Information Technology (7.0%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*	229,132	989,850
EchoStar Corp., Class A*	18,529	418,941
Harris Corp.	42,042	1,436,575
Motorola Mobility Holdings, Inc.*	126,412	4,775,845
Tellabs, Inc.	176,237	756,057

		8,377,268

Computers & Peripherals (0.7%)
Diebold, Inc.	31,670	871,242
Fusion-io, Inc.*	3,852	73,188
Lexmark International, Inc., Class A*	38,426	1,038,655
NCR Corp.*	16,489	278,499
QLogic Corp.*	9,393	119,103
SanDisk Corp.*	115,556	4,662,685
Western Digital Corp.*	112,671	2,897,898

		9,941,270

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	410,916	11,415,247
Avnet, Inc.*	74,075	1,931,876
AVX Corp.	23,398	277,734
Flextronics International Ltd.*	271,681	1,529,564
Ingram Micro, Inc., Class A*	78,091	1,259,608
Itron, Inc.*	19,698	581,091
Jabil Circuit, Inc.	16,271	289,461
Molex, Inc.	65,547	1,335,192
Tech Data Corp.*	21,052	910,078
Vishay Intertechnology, Inc.*	70,082	585,886

		20,115,737

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	8,176	162,539
AOL, Inc.*	51,883	622,596
IAC/InterActiveCorp.*	36,874	1,458,366
Monster Worldwide, Inc.*	62,766	450,660

		2,694,161

IT Services (1.0%)
Amdocs Ltd.*	90,012	2,441,125
Booz Allen Hamilton Holding Corp.*	216,127	3,213,809
Broadridge Financial Solutions, Inc.	3,390	68,275
Computer Sciences Corp.	75,197	2,019,039
CoreLogic, Inc.*	47,042	501,938
DST Systems, Inc.	14,538	637,201
Fidelity National Information Services, Inc.	127,196	3,093,407
Fiserv, Inc.*	13,865	703,926
Genpact Ltd.*	13,793	198,481
Paychex, Inc.	12,554	331,049
SAIC, Inc.*	94,854	1,120,226
Total System Services, Inc.	78,570	1,330,190

		15,658,666

Office Electronics (0.3%)
Xerox Corp.	679,250	4,734,372

Semiconductors & Semiconductor Equipment (2.1%)
Atmel Corp.*	14,253	115,022
Avago Technologies Ltd.	243,600	7,982,772
Cree, Inc.*	49,956	1,297,857
Fairchild Semiconductor International, Inc.*	61,905	668,574
Freescale Semiconductor Holdings I Ltd.*	7,849	86,575
International Rectifier Corp.*	33,847	630,231
Intersil Corp., Class A	30,629	315,173
KLA-Tencor Corp.	18,490	707,797
Linear Technology Corp.	137,000	3,788,050
LSI Corp.*	193,941	1,004,614
Marvell Technology Group Ltd.*	246,276	3,578,390
MEMC Electronic Materials, Inc.*	45,689	239,410
Micron Technology, Inc.*	420,483	2,119,234
Microsemi Corp.*	429,600	6,865,008
Novellus Systems, Inc.*	33,773	920,652
PMC-Sierra, Inc.*	106,791	638,610
Silicon Laboratories, Inc.*	2,281	76,436
SunPower Corp., Class A*	48,068	388,870
Teradyne, Inc.*	89,942	990,262

		32,413,537

Software (0.8%)
Activision Blizzard, Inc.	205,250	2,442,475
BMC Software, Inc.*	117,300	4,523,088
CA, Inc.	185,979	3,609,852
Compuware Corp.*	28,327	216,985
Synopsys, Inc.*	66,217	1,613,046

		12,405,446

Total Information Technology		106,340,457

Materials (5.2%)
Chemicals (2.2%)
Ashland, Inc.	38,373	1,693,784
Cabot Corp.	31,809	788,227
CF Industries Holdings, Inc.	67,321	8,306,738
Cytec Industries, Inc.	23,869	838,757
FMC Corp.	110,100	7,614,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	75,348	$728,615
Incitec Pivot Ltd.	1,135,571	3,520,439
Methanex Corp.	300,200	6,256,168
Nalco Holding Co.	7,617	266,443
Rockwood Holdings, Inc.*	1,777	59,867
RPM International, Inc.	63,255	1,182,869
Scotts Miracle-Gro Co., Class A	3,009	134,201
Valspar Corp.	40,614	1,267,563
W.R. Grace & Co.*	3,578	119,147
Westlake Chemical Corp.	7,666	262,790

		33,040,124

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	11,744	742,456
Vulcan Materials Co.	62,601	1,725,283

		2,467,739

Containers & Packaging (1.3%)
AptarGroup, Inc.	32,595	1,456,019
Bemis Co., Inc.	51,078	1,497,096
Greif, Inc., Class A	113,733	4,878,008
Owens-Illinois, Inc.*	343,135	5,188,201
Packaging Corp. of America	4,748	110,629
Rexam plc	765,733	3,672,201
Sealed Air Corp.	77,665	1,297,006
Sonoco Products Co.	48,344	1,364,751
Temple-Inland, Inc.	38,871	1,219,383

		20,683,294

Metals & Mining (0.8%)
AK Steel Holding Corp.	42,797	279,892
Commercial Metals Co.	56,019	532,741
Nucor Corp.	153,217	4,847,786
Reliance Steel & Aluminum Co.	31,026	1,055,194
Schnitzer Steel Industries, Inc., Class A	7,664	282,035
Steel Dynamics, Inc.	291,330	2,889,994
Titanium Metals Corp.	19,374	290,223
United States Steel Corp.	69,713	1,534,383

		11,712,248

Paper & Forest Products (0.7%)
Domtar Corp.	19,892	1,356,038
International Paper Co.	167,022	3,883,261
Louisiana-Pacific Corp.*	642,000	3,274,200
MeadWestvaco Corp.	82,274	2,020,649
Sino-Forest Corp.(b)*†	226,100	202,077
Sino-Forest Corp. (ADR)(b)*§†	93,000	83,119

		10,819,344

Total Materials		78,722,749

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Corp.	482,492	2,948,026
Level 3 Communications, Inc.*	826,461	1,231,427
tw telecom, Inc.*	10,628	175,574
Windstream Corp.	110,053	1,283,218

		5,638,245

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	12,885	30,022
NII Holdings, Inc.*	10,334	278,501
Telephone & Data Systems, Inc.	43,872	932,280
U.S. Cellular Corp.*	7,039	279,097

		1,519,900

Total Telecommunication Services		7,158,145

Utilities (10.9%)
Electric Utilities (4.7%)
DPL, Inc.	56,702	1,708,998
Edison International	157,939	6,041,167
Entergy Corp.	86,272	5,718,971
Great Plains Energy, Inc.	65,928	1,272,410
Hawaiian Electric Industries, Inc.	46,231	1,122,489
Northeast Utilities	403,004	13,561,084
NV Energy, Inc.	899,364	13,229,644
Pepco Holdings, Inc.	109,466	2,071,097
Pinnacle West Capital Corp.	52,856	2,269,637
PPL Corp.	279,770	7,984,636
Progress Energy, Inc.	142,771	7,384,116
Westar Energy, Inc.	330,231	8,724,703

		71,088,952

Gas Utilities (1.0%)
AGL Resources, Inc.	37,948	1,546,002
Atmos Energy Corp.	43,803	1,421,407
National Fuel Gas Co.	34,242	1,666,901
Oneok, Inc.	48,037	3,172,363
Questar Corp.	86,063	1,524,176
UGI Corp.	249,244	6,547,640

		15,878,489

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	318,459	3,108,160
Calpine Corp.*	170,117	2,395,247
Constellation Energy Group, Inc.	90,294	3,436,590
GenOn Energy, Inc.*	374,168	1,040,187
NRG Energy, Inc.*	116,887	2,479,173

		12,459,357

Multi-Utilities (4.1%)
Alliant Energy Corp.	53,791	2,080,636
Ameren Corp.	116,908	3,480,351
CenterPoint Energy, Inc.	206,231	4,046,252
CMS Energy Corp.	122,350	2,421,306
Consolidated Edison, Inc.	141,825	8,086,862
DTE Energy Co.	82,096	4,024,346
Integrys Energy Group, Inc.	37,961	1,845,664
MDU Resources Group, Inc.	91,543	1,756,710
NiSource, Inc.	135,544	2,897,931
NSTAR	50,224	2,250,537
OGE Energy Corp.	47,471	2,268,639
SCANA Corp.	55,854	2,259,294
Sempra Energy	116,073	5,977,760
TECO Energy, Inc.	104,219	1,785,271
Vectren Corp.	39,633	1,073,262
Wisconsin Energy Corp.	343,118	10,736,162
Xcel Energy, Inc.	234,708	5,794,941

		62,785,924

Water Utilities (0.3%)
American Water Works Co., Inc.	85,017	2,565,813
Aqua America, Inc.	60,124	1,296,875

		3,862,688

Total Utilities		166,075,410

Total Common Stocks (82.5%) (Cost $1,291,933,527)		1,254,722,518

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (10.6%)
iShares Morningstar Mid Core Index Fund	10,366	777,450
iShares Morningstar Mid Growth Index Fund	22,430	1,953,204
iShares Morningstar Mid Value Index Fund	245,337	15,760,449
iShares Russell Midcap Growth Index Fund	147,754	7,334,509
iShares Russell Midcap Index Fund	5,105	450,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
iShares Russell Midcap Value Index Fund	2,037,375	$78,561,180
iShares S&P MidCap 400 Growth Index Fund	60,200	5,408,368
iShares S&P MidCap 400 Index Fund	3,855	300,651
iShares S&P MidCap 400/BARRA Value Index Fund	539,121	35,587,377
SPDR S&P 400 MidCap Value ETF	23,094	1,052,625
Vanguard Mid-Cap Value Index Fund	291,600	13,530,240

Total Investment Companies (10.6%) (Cost $159,388,996)		160,716,569

Total Investments (93.1%) (Cost $1,451,322,523)		1,415,439,087
Other Assets Less Liabilities (6.9%)		105,515,744

Net Assets (100%)		$1,520,954,831

*	Non-income producing.

†	Securities (totaling $285,196 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $83,119 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$152,496,555	$70,630,319	$223,126,874	$—	$88,766	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Sales
Russell 2000 Mini Index	1,259	December-11	$82,446,293	$80,764,850	$1,681,443
S&P 500 E-Mini Index	1,432	December-11	81,225,915	80,621,600	604,315
S&P MidCap 400 E-Mini Index	2,087	December-11	166,849,904	162,556,430	4,293,474

					$6,579,232

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$126,830,740	$—	$—	$126,830,740
Consumer Staples	84,468,877	2,470,047	—	86,938,924
Energy	69,167,574	3,754,227	—	72,921,801
Financials	369,295,273	—	—	369,295,273
Health Care	85,945,824	10,670,328	—	96,616,152
Industrials	143,822,867	—	—	143,822,867
Information Technology	106,340,457	—	—	106,340,457
Materials	71,244,913	7,192,640	285,196	78,722,749
Telecommunication Services	7,158,145	—	—	7,158,145
Utilities	166,075,410	—	—	166,075,410
Futures	6,579,232	—	—	6,579,232
Investment Companies
Exchange Traded Funds (ETFs)	160,716,569	—	—	160,716,569

Total Assets	$1,397,645,881	$24,087,242	$285,196	$1,422,018,319

Total Liabilities	$—	$—	$—	$—

Total	$1,397,645,881	$24,087,242	$285,196	$1,422,018,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Materials
Balance as of 12/31/10	$—
Total gains or losses (realized/unrealized) included in earnings	(6,987,363)
Purchases	1,525,782
Sales	(110,588)
Issuances	—
Settlements	—
Transfers into Level 3	5,857,365
Transfers out of Level 3	—

Balance as of 9/30/11	$285,196

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$(6,960,367)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$451,938,246
Net Proceeds of Sales and Redemptions:
Stocks	$616,848,442

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,821,507
Aggregate gross unrealized depreciation	(190,893,406)

Net unrealized depreciation	$(101,071,899)

Federal income tax cost of investments	$1,516,510,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Commercial Paper (26.1%)
Bank of Nova Scotia/New York
0.01%, 10/3/11(p)	$70,000,000	$69,999,961
Barclays US Funding LLC
0.05%, 10/3/11(p)	70,000,000	69,999,689
Deutsche Bank Financial LLC
0.05%, 10/3/11(p)	70,000,000	69,999,689
General Electric Capital Corp.
0.03%, 10/3/11(p)	57,000,000	56,999,873
HSBC USA, Inc.
0.04%, 10/3/11(p)	70,000,000	69,999,767
UBS Finance Delaware LLC
0.02%, 10/3/11(p)	70,000,000	69,999,883

Total Commercial Paper		406,998,862

Government Securities (60.1%)
Federal Home Loan Bank
0.02%, 11/16/11(o)(p)	100,000,000	99,997,445
Federal Home Loan Mortgage Corp.
0.01%, 12/27/11(o)(p)	70,000,000	69,997,463
U.S. Treasury Bills
0.03%, 10/13/11(p)	339,000,000	338,995,850
0.01%, 11/3/11(p)	80,000,000	79,999,267
0.04%, 11/10/11(p)	125,000,000	124,994,444
0.01%, 12/1/11(p)	125,000,000	124,997,882
0.05%, 3/8/12(p)	100,000,000	99,975,708

Total Government Securities		938,958,059

Time Deposits (13.8%)
Bank of America N.A.
0.01%, 10/3/11	70,000,000	70,000,000
Bank of Tokyo-Mitsubishi
0.05%, 10/3/11	70,000,000	70,000,000
KBC Bank N.V.
0.01%, 10/3/11	75,000,000	75,000,000

Total Time Deposits		215,000,000

Total Investments (100.0%) (Amortized Cost $1,560,956,921)		1,560,956,921
Other Assets Less Liabilities (0.0%)		590,032

Net Assets (100%)		$1,561,546,953

Federal Income Tax Cost of Investments		$1,560,956,921

(o)	Discount Note Security. Effective rate calculated as of September 30, 2011.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,560,956,921	$—	$1,560,956,921

Total Assets	$—	$1,560,956,921	$—	$1,560,956,921

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,560,956,921	$—	$1,560,956,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Hotels, Restaurants & Leisure (4.5%)
McDonald’s Corp.	159,508	$14,007,992

Media (1.9%)
Omnicom Group, Inc.	162,400	5,982,816

Specialty Retail (5.2%)
Bed Bath & Beyond, Inc.*	124,000	7,106,440
TJX Cos., Inc.	163,800	9,085,986

		16,192,426

Textiles, Apparel & Luxury Goods (2.7%)
NIKE, Inc., Class B	96,800	8,277,368

Total Consumer Discretionary		44,460,602

Consumer Staples (23.0%)
Beverages (8.6%)
Coca-Cola Co.	226,300	15,288,828
PepsiCo, Inc.	184,040	11,392,076

		26,680,904

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	96,300	7,908,156

Food Products (4.3%)
Kraft Foods, Inc., Class A	395,000	13,264,100

Household Products (7.6%)
Colgate-Palmolive Co.	107,253	9,511,196
Procter & Gamble Co.	225,996	14,278,427

		23,789,623

Total Consumer Staples		71,642,783

Energy (7.4%)
Energy Equipment & Services (5.4%)
Cameron International Corp.*	123,600	5,134,344
Halliburton Co.	207,200	6,323,744
Schlumberger Ltd.	90,852	5,426,590

		16,884,678

Oil, Gas & Consumable Fuels (2.0%)
Occidental Petroleum Corp.	86,500	6,184,750

Total Energy		23,069,428

Financials (1.2%)
Diversified Financial Services (1.2%)
JPMorgan Chase & Co.	118,400	3,566,208

Total Financials		3,566,208

Health Care (16.0%)
Health Care Equipment & Supplies (4.0%)
Stryker Corp.	263,900	12,437,607

Health Care Providers & Services (3.4%)
AmerisourceBergen Corp.	133,600	4,979,272
Medco Health Solutions, Inc.*	119,700	5,612,733

		10,592,005

Pharmaceuticals (8.6%)
Abbott Laboratories, Inc.	276,850	14,158,109
Allergan, Inc.	154,000	12,686,520

		26,844,629

Total Health Care		49,874,241

Industrials (6.5%)
Air Freight & Logistics (2.8%)
United Parcel Service, Inc., Class B	136,700	8,632,605

Construction & Engineering (1.8%)
Fluor Corp.	123,200	5,734,960

Electrical Equipment (1.9%)
Emerson Electric Co.	143,900	5,944,509

Total Industrials		20,312,074

Information Technology (20.6%)
Communications Equipment (3.9%)
QUALCOMM, Inc.	249,700	12,142,911

Computers & Peripherals (4.5%)
Apple, Inc.*	36,370	13,863,517

Internet Software & Services (3.6%)
Google, Inc., Class A*	21,900	11,264,922

IT Services (5.4%)
Accenture plc, Class A	188,600	9,935,448
Visa, Inc., Class A	80,600	6,909,032

		16,844,480

Software (3.2%)
Oracle Corp.	347,300	9,981,402

Total Information Technology		64,097,232

Materials (1.7%)
Chemicals (1.7%)
Monsanto Co.	88,200	5,295,528

Total Materials		5,295,528

Total Investments (90.7%) (Cost $253,844,418)		282,318,096
Other Assets Less Liabilities (9.3%)		29,081,982

Net Assets (100%)		$311,400,078

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,460,602	$—	$—	$44,460,602
Consumer Staples	71,642,783	—	—	71,642,783
Energy	23,069,428	—	—	23,069,428
Financials	3,566,208	—	—	3,566,208
Health Care	49,874,241	—	—	49,874,241
Industrials	20,312,074	—	—	20,312,074
Information Technology	64,097,232	—	—	64,097,232
Materials	5,295,528	—	—	5,295,528

Total Assets	$282,318,096	$—	$—	$282,318,096

Total Liabilities	$—	$—	$—	$—

Total	$282,318,096	$—	$—	$282,318,096

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$144,528,207
Net Proceeds of Sales and Redemptions:
Stocks	$211,601,259

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,815,107
Aggregate gross unrealized depreciation	(10,692,852)

Net unrealized appreciation	$25,122,255

Federal income tax cost of investments	$257,195,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (0.4%)
Better Place(b)*†	1,171,377	$2,987,011

Diversified Consumer Services (2.1%)
New Oriental Education & Technology Group, Inc. (ADR)*	402,088	9,235,962
Weight Watchers International, Inc.	158,100	9,209,325

		18,445,287

Hotels, Restaurants & Leisure (4.2%)
Chipotle Mexican Grill, Inc.*	43,341	13,130,156
Ctrip.com International Ltd. (ADR)*	387,746	12,469,911
Dunkin’ Brands Group, Inc.*	417,188	11,556,108

		37,156,175

Internet & Catalog Retail (1.7%)
Netflix, Inc.*	130,452	14,761,948

Media (3.1%)
McGraw-Hill Cos., Inc.	345,337	14,158,817
Morningstar, Inc.	234,474	13,233,713

		27,392,530

Multiline Retail (1.7%)
Dollar Tree, Inc.*	200,171	15,034,844

Textiles, Apparel & Luxury Goods (1.4%)
Lululemon Athletica, Inc.*	244,691	11,904,217

Total Consumer Discretionary		127,682,012

Consumer Staples (4.6%)
Food & Staples Retailing (1.0%)
Sun Art Retail Group Ltd.*	8,459,000	8,708,867

Food Products (2.7%)
Mead Johnson Nutrition Co.	347,137	23,893,440

Personal Products (0.9%)
Natura Cosmeticos S.A.	443,761	7,552,374

Total Consumer Staples		40,154,681

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Range Resources Corp.	311,352	18,201,638
Ultra Petroleum Corp.*	452,914	12,554,776

Total Energy		30,756,414

Financials (6.0%)
Capital Markets (0.5%)
Greenhill & Co., Inc.	163,202	4,665,945

Diversified Financial Services (5.5%)
IntercontinentalExchange, Inc.*	110,304	13,044,551
Leucadia National Corp.	514,123	11,660,310
MSCI, Inc., Class A*	770,706	23,375,513

		48,080,374

Total Financials		52,746,319

Health Care (13.1%)
Biotechnology (0.6%)
Ironwood Pharmaceuticals, Inc.*	521,077	5,627,632

Health Care Equipment & Supplies (6.4%)
Gen-Probe, Inc.*	263,254	15,071,291
IDEXX Laboratories, Inc.*	191,877	13,233,757
Intuitive Surgical, Inc.*	77,018	28,056,117

		56,361,165

Health Care Technology (1.1%)
athenahealth, Inc.*	161,757	9,632,629

Life Sciences Tools & Services (3.5%)
Illumina, Inc.*	446,957	18,289,481
Techne Corp.	179,729	12,223,369

		30,512,850

Pharmaceuticals (1.5%)
Valeant Pharmaceuticals International, Inc.	354,228	13,148,943

Total Health Care		115,283,219

Industrials (21.4%)
Air Freight & Logistics (3.5%)
C.H. Robinson Worldwide, Inc.	178,879	12,247,845
Expeditors International of Washington, Inc.	456,979	18,530,499

		30,778,344

Commercial Services & Supplies (6.3%)
Covanta Holding Corp.	693,624	10,536,148
Edenred	1,286,693	30,591,228
Stericycle, Inc.*	175,161	14,138,996

		55,266,372

Machinery (1.7%)
Schindler Holding AG	138,953	14,877,966

Professional Services (7.1%)
IHS, Inc., Class A*	177,164	13,253,639
Intertek Group plc	530,928	15,222,489
Qualicorp S.A.*	1,629,773	12,160,997
Verisk Analytics, Inc., Class A*	621,854	21,621,864

		62,258,989

Trading Companies & Distributors (2.8%)
Fastenal Co.	744,887	24,789,839

Total Industrials		187,971,510

Information Technology (24.4%)
Communications Equipment (4.1%)
Motorola Solutions, Inc.	863,413	36,177,005

Internet Software & Services (6.2%)
Akamai Technologies, Inc.*	505,698	10,053,276
Alibaba.com Ltd.	4,786,500	4,417,170
LinkedIn Corp., Class A*	151,886	11,859,259
Renren, Inc. (ADR)*	721,155	3,677,890
Yandex N.V., Class A*	803,440	16,398,210
Youku.com, Inc. (ADR)*	464,492	7,599,089

		54,004,894

IT Services (1.6%)
Gartner, Inc.*	391,105	13,637,831

Semiconductors & Semiconductor Equipment (3.2%)
ARM Holdings plc (ADR)	590,456	15,056,628
First Solar, Inc.*	170,437	10,773,323
NVIDIA Corp.*	207,504	2,593,800

		28,423,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Software (9.3%)
Citrix Systems, Inc.*	119,126	$6,495,941
FactSet Research Systems, Inc.	156,341	13,909,659
Red Hat, Inc.*	521,366	22,032,927
Salesforce.com, Inc.*	158,977	18,167,892
Solera Holdings, Inc.	411,763	20,794,031

		81,400,450

Total Information Technology		213,643,931

Materials (5.4%)
Chemicals (2.5%)
Intrepid Potash, Inc.*	474,028	11,789,077
Rockwood Holdings, Inc.*	312,745	10,536,379

		22,325,456

Construction Materials (1.0%)
Martin Marietta Materials, Inc.	135,086	8,540,137

Metals & Mining (1.9%)
Lynas Corp., Ltd.*	3,534,948	3,572,416
Molycorp, Inc.*	395,859	13,011,885

		16,584,301

Total Materials		47,449,894

Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
Millicom International Cellular S.A. (SDR)	109,144	10,930,552

Total Telecommunication Services		10,930,552

Utilities (1.0%)
Electric Utilities (1.0%)
Brookfield Infrastructure Partners LP	366,654	8,924,358

Total Utilities		8,924,358

Total Common Stocks (95.3%) (Cost $844,094,070)		835,542,890

PREFERRED STOCKS:
Consumer Discretionary (0.5%)
Media (0.5%)
Zynga, Inc.
0.000%(b)*†	359,560	4,287,662

Total Consumer Discretionary		4,287,662

Information Technology (0.9%)
Internet Software & Services (0.9%)
Groupon, Inc.
0.000%(b)*†	146,549	7,972,266

Total Information Technology		7,972,266

Total Preferred Stocks (1.4%) (Cost $9,673,791)		12,259,928

Total Investments (96.7%) (Cost $853,767,861)		847,802,818
Other Assets Less Liabilities (3.3%)		29,327,986

Net Assets (100%)		$877,130,804

*	Non-income producing.

†	Securities (totaling $15,246,939 or 1.7% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$124,695,001	$—	$2,987,011	$127,682,012
Consumer Staples	31,445,814	8,708,867	—	40,154,681
Energy	30,756,414	—	—	30,756,414
Financials	52,746,319	—	—	52,746,319
Health Care	115,283,219	—	—	115,283,219
Industrials	127,279,827	60,691,683	—	187,971,510
Information Technology	209,226,761	4,417,170	—	213,643,931
Materials	43,877,478	3,572,416	—	47,449,894
Telecommunication Services	—	10,930,552	—	10,930,552
Utilities	8,924,358	—	—	8,924,358
Preferred Stocks
Consumer Discretionary	—	—	4,287,662	4,287,662
Information Technology	—	—	7,972,266	7,972,266

Total Assets	$744,235,191	$88,320,688	$15,246,939	$847,802,818

Total Liabilities	$—	$—	$—	$—

Total	$744,235,191	$88,320,688	$15,246,939	$847,802,818

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Common Stocks - Information Technology
Balance as of 12/31/10	$2,987,011	$3,935,060
Total gains or losses (realized/unrealized) included in earnings	(756,646)	4,037,206
Purchases	5,044,308	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$7,274,673	$7,972,266

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$(756,646)	$4,037,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30,2011 were as follows:

Cost of Purchases:
Stocks	$302,290,195
Net Proceeds of Sales and Redemptions:
Stocks	$244,179,335

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,204,656
Aggregate gross unrealized depreciation	(116,538,836)

Net unrealized depreciation	$(8,334,180)

Federal income tax cost of investments	$856,136,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	4,914	$49,583
International Automotive Components Group North America LLC(b)*†	100,516	44,144
Johnson Controls, Inc.	14,041	370,261

		463,988

Automobiles (0.7%)
Daimler AG (Registered)	34,729	1,538,297
Ford Motor Co.*	77,286	747,355
General Motors Co.*	100,404	2,026,153
Harley-Davidson, Inc.	4,763	163,514

		4,475,319

Distributors (0.0%)
Genuine Parts Co.	3,184	161,747

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,490	98,629
DeVry, Inc.	1,276	47,161
H&R Block, Inc.	6,222	82,815

		228,605

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	9,455	286,486
Chipotle Mexican Grill, Inc.*	629	190,556
Darden Restaurants, Inc.	2,739	117,092
GHCP Harrah’s Investment LP(b)*†	173,925	—
International Game Technology	6,043	87,805
Marriott International, Inc., Class A	5,745	156,494
McDonald’s Corp.	20,996	1,843,869
Starbucks Corp.	15,183	566,174
Starwood Hotels & Resorts Worldwide, Inc.	3,887	150,893
Wyndham Worldwide Corp.	3,339	95,195
Wynn Resorts Ltd.	1,638	188,501
Yum! Brands, Inc.	9,435	465,995

		4,149,060

Household Durables (0.2%)
D.R. Horton, Inc.	85,629	774,086
Harman International Industries, Inc.	1,403	40,098
Leggett & Platt, Inc.	2,953	58,440
Lennar Corp., Class A	3,250	44,005
Newell Rubbermaid, Inc.	5,877	69,760
Pulte Group, Inc.*	6,799	26,856
Whirlpool Corp.	1,538	76,761

		1,090,006

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	7,397	1,599,453
Expedia, Inc.	4,000	103,000
Netflix, Inc.*	1,077	121,873
priceline.com, Inc.*	1,016	456,652

		2,280,978

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	2,461	80,253
Mattel, Inc.	91,616	2,371,938

		2,452,191

Media (3.6%)
British Sky Broadcasting Group plc	246,899	2,534,836
Cablevision Systems Corp. - New York Group, Class A	4,143	65,169
CBS Corp., Class B	13,599	277,148
Comcast Corp., Class A	55,945	1,169,251
DIRECTV, Class A*	15,024	634,764
Discovery Communications, Inc., Class A*	5,570	209,543
Gannett Co., Inc.	4,821	45,944
Interpublic Group of Cos., Inc.	9,859	70,985
McGraw-Hill Cos., Inc.	6,132	251,412
News Corp., Class A	322,607	4,990,730
Omnicom Group, Inc.	5,491	202,289
Scripps Networks Interactive, Inc., Class A	2,052	76,273
Time Warner Cable, Inc.	71,645	4,489,992
Time Warner, Inc.	69,625	2,086,661
Viacom, Inc., Class B	108,204	4,191,823
Walt Disney Co.	37,770	1,139,143
Washington Post Co., Class B	107	34,986

		22,470,949

Multiline Retail (0.3%)
Big Lots, Inc.*	1,334	46,463
Family Dollar Stores, Inc.	2,408	122,471
J.C. Penney Co., Inc.	2,908	77,876
Kohl’s Corp.	5,702	279,968
Macy’s, Inc.	8,666	228,089
Nordstrom, Inc.	3,332	152,206
Sears Holdings Corp.*	783	45,038
Target Corp.	13,741	673,859

		1,625,970

Specialty Retail (0.6%)
Abercrombie & Fitch Co., Class A	1,765	108,653
AutoNation, Inc.*	1,009	33,075
AutoZone, Inc.*	597	190,556
Bed Bath & Beyond, Inc.*	4,962	284,372
Best Buy Co., Inc.	6,163	143,598
CarMax, Inc.*	4,492	107,134
GameStop Corp., Class A*	3,099	71,587
Gap, Inc.	7,060	114,654
Home Depot, Inc.	31,834	1,046,384
Limited Brands, Inc.	5,065	195,053
Lowe’s Cos., Inc.	25,652	496,110
O’Reilly Automotive, Inc.*	2,766	184,299
Ross Stores, Inc.	2,352	185,079
Staples, Inc.	14,551	193,528
Tiffany & Co.	2,547	154,909
TJX Cos., Inc.	7,784	431,779
Urban Outfitters, Inc.*	2,412	53,836

		3,994,606

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	5,882	304,864
NIKE, Inc., Class B	7,714	659,624
Ralph Lauren Corp.	1,325	171,853
VF Corp.	1,743	211,809

		1,348,150

Total Consumer Discretionary		44,741,569

Consumer Staples (15.0%)
Beverages (3.1%)
Brown-Forman Corp., Class B	1,937	135,861
Coca-Cola Co.	46,748	3,158,295
Coca-Cola Enterprises, Inc.	81,470	2,026,974
Constellation Brands, Inc., Class A*	3,574	64,332
Dr. Pepper Snapple Group, Inc.	79,941	3,100,112
Fortune Brands, Inc.	3,246	175,544
Foster’s Group Ltd.	329,987	1,675,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	3,425	$135,664
PepsiCo, Inc.	69,368	4,293,879
Pernod-Ricard S.A.	54,520	4,274,819

		19,040,708

Food & Staples Retailing (3.1%)
Costco Wholesale Corp.	8,952	735,138
CVS Caremark Corp.	284,143	9,541,522
Kroger Co.	192,229	4,221,349
Safeway, Inc.	7,081	117,757
SUPERVALU, Inc.	4,291	28,578
Sysco Corp.	12,190	315,721
Walgreen Co.	18,453	606,919
Wal-Mart Stores, Inc.	74,483	3,865,668
Whole Foods Market, Inc.	3,278	214,086

		19,646,738

Food Products (2.8%)
Archer-Daniels-Midland Co.	13,753	341,212
Campbell Soup Co.	3,692	119,510
ConAgra Foods, Inc.	8,293	200,856
Dean Foods Co.*	3,704	32,855
General Mills, Inc.	91,059	3,503,040
H.J. Heinz Co.	6,472	326,707
Hershey Co.	3,139	185,954
Hormel Foods Corp.	2,768	74,791
J.M. Smucker Co.	2,317	168,886
Kellogg Co.	4,936	262,546
Kraft Foods, Inc., Class A	236,286	7,934,484
McCormick & Co., Inc. (Non-Voting)	2,687	124,032
Mead Johnson Nutrition Co.	4,125	283,924
Nestle S.A. (Registered)	60,310	3,315,260
Sara Lee Corp.	11,867	194,025
Tyson Foods, Inc., Class A	6,014	104,403

		17,172,485

Household Products (0.8%)
Clorox Co.	2,634	174,713
Colgate-Palmolive Co.	9,873	875,538
Kimberly-Clark Corp.	7,969	565,879
Procter & Gamble Co.	55,918	3,532,899

		5,149,029

Personal Products (0.1%)
Avon Products, Inc.	8,651	169,559
Estee Lauder Cos., Inc., Class A	2,302	202,208

		371,767

Tobacco (5.1%)
Altria Group, Inc.	234,377	6,283,647
British American Tobacco plc	194,078	8,225,982
Imperial Tobacco Group plc	202,382	6,834,541
Lorillard, Inc.	27,901	3,088,641
Philip Morris International, Inc.	74,185	4,627,660
Reynolds American, Inc.	75,543	2,831,352

		31,891,823

Total Consumer Staples		93,272,550

Energy (7.8%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	8,956	413,409
Cameron International Corp.*	5,097	211,729
Diamond Offshore Drilling, Inc.	1,406	76,964
Ensco plc (ADR)	28,382	1,147,484
Exterran Holdings, Inc.*	46,146	448,539
FMC Technologies, Inc.*	4,840	181,984
Halliburton Co.	18,753	572,342
Helmerich & Payne, Inc.	2,137	86,762
Nabors Industries Ltd.*	5,787	70,949
National Oilwell Varco, Inc.	8,622	441,619
Noble Corp.*	5,160	151,446
Rowan Cos., Inc.*	2,547	76,894
Schlumberger Ltd.	27,460	1,640,186
Transocean Ltd.	65,979	3,149,837

		8,670,144

Oil, Gas & Consumable Fuels (6.4%)
Alpha Natural Resources, Inc.*	4,577	80,967
Anadarko Petroleum Corp.	10,176	641,597
Apache Corp.	46,528	3,733,407
BP plc	261,987	1,571,373
Cabot Oil & Gas Corp.	2,100	130,011
Chesapeake Energy Corp.	13,585	347,097
Chevron Corp.	40,681	3,763,806
ConocoPhillips	27,941	1,769,224
Consol Energy, Inc.	4,576	155,264
Denbury Resources, Inc.*	8,053	92,609
Devon Energy Corp.	8,476	469,909
El Paso Corp.	15,985	279,418
EOG Resources, Inc.	5,532	392,827
EQT Corp.	3,017	160,987
Exxon Mobil Corp.	98,945	7,186,375
Hess Corp.	6,156	322,944
Marathon Oil Corp.	211,415	4,562,336
Marathon Petroleum Corp.	67,685	1,831,556
Murphy Oil Corp.	44,619	1,970,375
Newfield Exploration Co.*	2,701	107,203
Noble Energy, Inc.	3,592	254,314
Occidental Petroleum Corp.	16,538	1,182,467
Peabody Energy Corp.	5,443	184,409
Pioneer Natural Resources Co.	2,340	153,902
QEP Resources, Inc.	3,501	94,772
Range Resources Corp.	3,359	196,367
Royal Dutch Shell plc, Class A	158,145	4,910,198
Southwestern Energy Co.*	7,033	234,410
Spectra Energy Corp.	13,461	330,198
Sunoco, Inc.	2,392	74,176
Tesoro Corp.*	2,896	56,385
Valero Energy Corp.	11,577	205,839
Williams Cos., Inc.	98,880	2,406,739

		39,853,461

Total Energy		48,523,605

Financials (11.3%)
Capital Markets (1.4%)
Ameriprise Financial, Inc.	4,804	189,086
Bank of New York Mellon Corp.	25,086	466,349
BlackRock, Inc.	1,930	285,659
CG Investor LLC I(b)*†	3,362,571	349,707
CG Investor LLC II(b)*†	3,362,521	349,702
CG Investor LLC III(b)*†	1,681,487	174,875
Charles Schwab Corp.	22,061	248,628
E*TRADE Financial Corp.*	5,211	47,472
Federated Investors, Inc., Class B	1,873	32,834
Franklin Resources, Inc.	2,932	280,417
Goldman Sachs Group, Inc.	10,293	973,203
Invesco Ltd.	9,175	142,304
Janus Capital Group, Inc.	3,704	22,224
Legg Mason, Inc.	2,668	68,594
Morgan Stanley	189,102	2,552,877
Northern Trust Corp.	4,895	171,227
State Street Corp.	10,157	326,649
T. Rowe Price Group, Inc.	5,238	250,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
UBS AG (Registered)*	136,936	$1,558,779

		8,490,805

Commercial Banks (2.1%)
BB&T Corp.	14,048	299,644
CIT Group, Inc.*	32,551	988,574
Comerica, Inc.	4,152	95,371
Fifth Third Bancorp	18,522	187,072
First Horizon National Corp.	5,327	31,749
Guaranty Bancorp*	91,672	110,006
Huntington Bancshares, Inc./Ohio	17,420	83,616
KB Financial Group, Inc.	25,549	834,419
KeyCorp	19,388	114,971
M&T Bank Corp.	2,555	178,594
PNC Financial Services Group, Inc.	98,666	4,754,715
Regions Financial Corp.	25,344	84,396
SunTrust Banks, Inc.	10,923	196,068
U.S. Bancorp	39,091	920,202
Wells Fargo & Co.	180,224	4,347,003
Zions Bancorp	3,702	52,087

		13,278,487

Consumer Finance (0.3%)
American Express Co.	21,135	948,961
Capital One Financial Corp.	9,466	375,137
Discover Financial Services	10,972	251,698
SLM Corp.	10,466	130,302

		1,706,098

Diversified Financial Services (1.8%)
Bank of America Corp.	475,910	2,912,569
Bond Street Holdings, Inc., Class A*	39,554	850,411
Citigroup, Inc.	59,262	1,518,292
CME Group, Inc.	1,354	333,626
Deutsche Boerse AG*	29,283	1,470,470
IntercontinentalExchange, Inc.*	1,500	177,390
JPMorgan Chase & Co.	79,346	2,389,902
Leucadia National Corp.	3,975	90,153
Moody’s Corp.	4,103	124,936
NASDAQ OMX Group, Inc.*	2,595	60,048
NYSE Euronext	56,003	1,301,510

		11,229,307

Insurance (4.2%)
ACE Ltd.	66,825	4,049,595
Aflac, Inc.	9,484	331,466
Alleghany Corp.*	6,251	1,803,414
Allstate Corp.	10,513	249,053
American International Group, Inc.*	128,895	2,829,245
Aon Corp.	6,648	279,083
Assurant, Inc.	1,922	68,808
Berkshire Hathaway, Inc., Class B*	35,810	2,543,942
Chubb Corp.	5,819	349,082
Cincinnati Financial Corp.	3,267	86,020
CNO Financial Group, Inc.*	90,598	490,135
Genworth Financial, Inc., Class A*	9,869	56,648
Hartford Financial Services Group, Inc.	8,995	145,179
Lincoln National Corp.	6,300	98,469
Loews Corp.	6,332	218,771
Marsh & McLennan Cos., Inc.	10,745	285,172
MetLife, Inc.	77,269	2,164,305
Old Republic International Corp.	156,506	1,396,034
Principal Financial Group, Inc.	6,460	146,448
Progressive Corp.	12,998	230,844
Prudential Financial, Inc.	9,898	463,820
Torchmark Corp.	2,139	74,566
Travelers Cos., Inc.	8,496	414,010
Unum Group	6,263	131,272
White Mountains Insurance Group Ltd.	13,520	5,485,740
XL Group plc	6,804	127,915
Zurich Financial Services AG*	8,650	1,790,775

		26,309,811

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	7,908	2,854,946
Apartment Investment & Management
Co. (REIT), Class A	2,360	52,203
AvalonBay Communities, Inc. (REIT)	1,926	219,660
Boston Properties, Inc. (REIT)	2,983	265,785
Equity Residential (REIT)	6,117	317,289
HCP, Inc. (REIT)	8,286	290,507
Health Care REIT, Inc. (REIT)	3,562	166,702
Host Hotels & Resorts, Inc. (REIT)	14,636	160,118
Kimco Realty Corp. (REIT)	8,185	123,020
Plum Creek Timber Co., Inc. (REIT)	3,269	113,467
ProLogis, Inc. (REIT)	9,215	223,464
Public Storage (REIT)	2,891	321,913
Simon Property Group, Inc. (REIT)	6,003	660,210
Ventas, Inc. (REIT)	5,858	289,385
Vornado Realty Trust (REIT)	3,771	281,392
Weyerhaeuser Co. (REIT)	52,414	815,038

		7,155,099

Real Estate Management & Development (0.3%)
Canary Wharf Group plc(b)*†	353,084	1,300,656
CB Richard Ellis Group, Inc., Class A*	6,718	90,424
Forestar Group, Inc.*	35,370	385,887

		1,776,967

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,572	59,838
People’s United Financial, Inc.	7,386	84,200

		144,038

Total Financials		70,090,612

Health Care (10.4%)
Biotechnology (1.4%)
Amgen, Inc.	99,182	5,450,051
Biogen Idec, Inc.*	4,976	463,515
Celgene Corp.*	9,337	578,147
Cephalon, Inc.*	16,620	1,341,234
Gilead Sciences, Inc.*	15,699	609,121

		8,442,068

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	11,569	649,484
Becton, Dickinson and Co.	4,425	324,441
Boston Scientific Corp.*	376,935	2,227,686
C.R. Bard, Inc.	1,831	160,286
CareFusion Corp.*	4,498	107,727
Covidien plc	9,988	440,471
DENTSPLY International, Inc.	2,876	88,264
Edwards Lifesciences Corp.*	2,320	165,370
Intuitive Surgical, Inc.*	792	288,510
Medtronic, Inc.	139,364	4,632,459
St. Jude Medical, Inc.	6,705	242,654
Stryker Corp.	6,717	316,572
Varian Medical Systems, Inc.*	2,491	129,930
Zimmer Holdings, Inc.*	3,886	207,901

		9,981,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.0%)
Aetna, Inc.	7,589	$275,860
AmerisourceBergen Corp.	5,479	204,202
Cardinal Health, Inc.	7,013	293,704
CIGNA Corp.	5,486	230,083
Community Health Systems, Inc.*	57,135	950,726
Coventry Health Care, Inc.*	42,208	1,216,013
DaVita, Inc.*	1,901	119,136
Express Scripts, Inc.*	9,956	369,069
Humana, Inc.	3,409	247,937
Laboratory Corp. of America Holdings*	2,121	167,665
McKesson Corp.	5,012	364,372
Medco Health Solutions, Inc.*	7,846	367,899
Patterson Cos., Inc.	1,950	55,829
Quest Diagnostics, Inc.	3,151	155,533
Tenet Healthcare Corp.*	501,164	2,069,807
UnitedHealth Group, Inc.	101,890	4,699,167
WellPoint, Inc.	7,340	479,155

		12,266,157

Health Care Technology (0.0%)
Cerner Corp.*	2,959	202,751

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.*	6,986	218,313
Life Technologies Corp.*	3,641	139,924
PerkinElmer, Inc.	2,378	45,681
Thermo Fisher Scientific, Inc.*	7,735	391,700
Waters Corp.*	1,856	140,109

		935,727

Pharmaceuticals (5.2%)
Abbott Laboratories, Inc.	31,739	1,623,133
Allergan, Inc.	6,326	521,136
Bristol-Myers Squibb Co.	34,838	1,093,216
Eli Lilly and Co.	132,152	4,885,659
Forest Laboratories, Inc.*	5,587	172,024
Hospira, Inc.*	3,374	124,838
Johnson & Johnson	55,791	3,554,445
Merck & Co., Inc.	290,172	9,491,526
Mylan, Inc.*	8,769	149,073
Pfizer, Inc.	510,435	9,024,491
Teva Pharmaceutical Industries Ltd. (ADR)	46,305	1,723,472
Watson Pharmaceuticals, Inc.*	2,528	172,536

		32,535,549

Total Health Care		64,364,007

Industrials (5.7%)
Aerospace & Defense (1.7%)
Boeing Co.	15,028	909,344
GenCorp, Inc.*	61,699	277,029
General Dynamics Corp.	7,362	418,824
Goodrich Corp.	2,542	306,769
Honeywell International, Inc.	15,923	699,179
Huntington Ingalls Industries, Inc.*	56,979	1,386,299
ITT Corp.	3,708	155,736
L-3 Communications Holdings, Inc.	2,153	133,421
Lockheed Martin Corp.	5,601	406,857
Northrop Grumman Corp.	5,659	295,173
Precision Castparts Corp.	2,960	460,162
Raytheon Co.	90,800	3,710,996
Rockwell Collins, Inc.	2,969	156,644
Textron, Inc.	5,583	98,484
United Technologies Corp.	18,513	1,302,575

		10,717,492

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,382	231,566
Expeditors International of Washington, Inc.	4,279	173,513
FedEx Corp.	6,503	440,123
PostNL N.V.	87,477	383,063
TNT Express N.V.	82,618	570,052
United Parcel Service, Inc., Class B	19,959	1,260,411

		3,058,728

Airlines (0.0%)
Southwest Airlines Co.	16,135	129,725

Building Products (0.3%)
Masco Corp.	7,243	51,570
Owens Corning, Inc.*	84,474	1,831,397

		1,882,967

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,217	55,602
Cintas Corp.	2,270	63,878
Iron Mountain, Inc.	4,300	135,966
Pitney Bowes, Inc.	4,169	78,377
R.R. Donnelley & Sons Co.	3,640	51,397
Republic Services, Inc.	6,566	184,242
Stericycle, Inc.*	1,712	138,193
Waste Management, Inc.	9,617	313,129

		1,020,784

Construction & Engineering (0.1%)
Fluor Corp.	3,620	168,511
Jacobs Engineering Group, Inc.*	2,536	81,887
Quanta Services, Inc.*	4,255	79,952

		330,350

Electrical Equipment (0.1%)
Emerson Electric Co.	15,155	626,053
Rockwell Automation, Inc.	2,914	163,184
Roper Industries, Inc.	1,928	132,859

		922,096

Industrial Conglomerates (0.9%)
3M Co.	14,419	1,035,140
Danaher Corp.	11,613	487,049
General Electric Co.	215,943	3,290,971
Orkla ASA	81,907	623,180
Tyco International Ltd.	9,450	385,088

		5,821,428

Machinery (1.1%)
Caterpillar, Inc.	13,199	974,614
Cummins, Inc.	3,962	323,537
Deere & Co.	8,423	543,873
Dover Corp.	3,753	174,890
Eaton Corp.	6,885	244,417
Federal Signal Corp.	98,518	435,450
Flowserve Corp.	1,128	83,472
Illinois Tool Works, Inc.	10,000	416,000
Ingersoll-Rand plc	6,666	187,248
Joy Global, Inc.	2,119	132,183
Oshkosh Corp.*	60,712	955,607
PACCAR, Inc.	7,352	248,645
Pall Corp.	2,353	99,767
Parker Hannifin Corp.	3,156	199,238
Snap-on, Inc.	1,159	51,460
Stanley Black & Decker, Inc.	32,585	1,599,923

		6,670,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.4%)
A. P. Moller - Maersk A/S, Class B	479	$2,819,469

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,023	62,669
Equifax, Inc.	2,521	77,495
Robert Half International, Inc.	2,977	63,172

		203,336

Road & Rail (0.3%)
CSX Corp.	22,289	416,136
Norfolk Southern Corp.	7,077	431,839
Ryder System, Inc.	1,057	39,648
Union Pacific Corp.	9,950	812,616

		1,700,239

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,988	199,281
W.W. Grainger, Inc.	1,247	186,476

		385,757

Total Industrials		35,662,695

Information Technology (10.3%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	321,508	4,980,159
F5 Networks, Inc.*	1,631	115,882
Harris Corp.	2,446	83,580
JDS Uniphase Corp.*	4,469	44,556
Juniper Networks, Inc.*	10,819	186,736
Motorola Mobility Holdings, Inc.*	43,733	1,652,233
Motorola Solutions, Inc.	6,145	257,475
QUALCOMM, Inc.	34,212	1,663,730
Tellabs, Inc.	7,334	31,463

		9,015,814

Computers & Peripherals (1.6%)
Apple, Inc.*	18,871	7,193,248
Dell, Inc.*	31,558	446,546
EMC Corp.*	42,292	887,709
Hewlett-Packard Co.	42,071	944,494
Lexmark International, Inc., Class A*	1,641	44,356
NetApp, Inc.*	7,440	252,513
SanDisk Corp.*	4,868	196,424
Western Digital Corp.*	4,767	122,607

		10,087,897

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	3,281	133,766
Corning, Inc.	31,800	393,048
FLIR Systems, Inc.	3,189	79,885
Jabil Circuit, Inc.	3,708	65,965
Molex, Inc.	2,776	56,547
TE Connectivity Ltd.	85,320	2,400,905

		3,130,116

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	3,785	75,246
eBay, Inc.*	23,432	691,010
Google, Inc., Class A*	8,293	4,265,753
Monster Worldwide, Inc.*	2,624	18,840
VeriSign, Inc.	3,386	96,874
Yahoo!, Inc.*	25,694	338,133

		5,485,856

IT Services (1.3%)
Accenture plc, Class A	13,137	692,057
Automatic Data Processing, Inc.	9,965	469,850
Cognizant Technology Solutions Corp., Class A*	6,280	393,756
Computer Sciences Corp.	3,114	83,611
Fidelity National Information Services, Inc.	5,044	122,670
Fiserv, Inc.*	2,881	146,268
International Business Machines Corp.	24,304	4,253,929
Mastercard, Inc., Class A	2,177	690,457
Paychex, Inc.	6,488	171,089
SAIC, Inc.*	5,621	66,384
Teradata Corp.*	3,374	180,610
Total System Services, Inc.	3,344	56,614
Visa, Inc., Class A	10,427	893,802
Western Union Co.	12,571	192,211

		8,413,308

Office Electronics (0.7%)
Xerox Corp.	618,005	4,307,495

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	11,641	59,136
Altera Corp.	6,739	212,481
Analog Devices, Inc.	6,012	187,875
Applied Materials, Inc.	26,847	277,866
Broadcom Corp., Class A*	9,906	329,771
First Solar, Inc.*	1,211	76,547
Intel Corp.	106,859	2,279,303
KLA-Tencor Corp.	3,371	129,042
Linear Technology Corp.	4,588	126,858
LSI Corp.*	193,951	1,004,666
MEMC Electronic Materials, Inc.*	4,587	24,036
Microchip Technology, Inc.	3,811	118,560
Micron Technology, Inc.*	20,640	104,026
Novellus Systems, Inc.*	1,417	38,627
NVIDIA Corp.*	12,369	154,613
Teradyne, Inc.*	3,752	41,310
Texas Instruments, Inc.	23,511	626,568
Xilinx, Inc.	5,396	148,066

		5,939,351

Software (2.9%)
Adobe Systems, Inc.*	10,050	242,909
Autodesk, Inc.*	4,630	128,621
BMC Software, Inc.*	3,572	137,736
CA, Inc.	7,703	149,515
Citrix Systems, Inc.*	3,795	206,941
Compuware Corp.*	4,503	34,493
Electronic Arts, Inc.*	6,661	136,218
Intuit, Inc.*	6,219	295,029
Microsoft Corp.	423,048	10,529,665
Nintendo Co., Ltd.	7,477	1,089,087
Oracle Corp.	80,460	2,312,420
Red Hat, Inc.*	3,903	164,941
Salesforce.com, Inc.*	2,769	316,441
Symantec Corp.*	130,974	2,134,876

		17,878,892

Total Information Technology		64,258,729

Materials (2.9%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	4,347	331,980
Airgas, Inc.	1,350	86,157
CF Industries Holdings, Inc.	1,454	179,409
Dow Chemical Co.	23,912	537,064
E.I. du Pont de Nemours & Co.	19,074	762,388
Eastman Chemical Co.	1,429	97,929
Ecolab, Inc.	4,713	230,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Corp.	1,462	$101,112
International Flavors & Fragrances, Inc.	1,611	90,570
Linde AG	22,457	2,995,149
Monsanto Co.	10,900	654,436
Mosaic Co.	5,635	275,946
PPG Industries, Inc.	3,206	226,536
Praxair, Inc.	6,149	574,809
Sherwin-Williams Co.	1,795	133,404
Sigma-Aldrich Corp.	2,447	151,200

		7,428,508

Construction Materials (0.0%)
Vulcan Materials Co.	2,665	73,447

Containers & Packaging (0.0%)
Ball Corp.	3,328	103,235
Bemis Co., Inc.	2,104	61,668
Owens-Illinois, Inc.*	3,299	49,881
Sealed Air Corp.	3,219	53,757

		268,541

Metals & Mining (0.7%)
AK Steel Holding Corp.	2,230	14,584
Alcoa, Inc.	21,493	205,688
Allegheny Technologies, Inc.	2,167	80,157
Cliffs Natural Resources, Inc.	2,944	150,645
Freeport-McMoRan Copper & Gold, Inc.	19,383	590,212
Newmont Mining Corp.	10,132	637,303
Nucor Corp.	6,632	209,836
ThyssenKrupp AG	99,232	2,435,645
Titanium Metals Corp.	1,817	27,219
United States Steel Corp.	2,908	64,005

		4,415,294

Paper & Forest Products (1.0%)
Domtar Corp.	16,976	1,157,254
International Paper Co.	162,926	3,788,030
MeadWestvaco Corp.	44,656	1,096,751

		6,042,035

Total Materials		18,227,825

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	120,649	3,440,910
Cable & Wireless Communications plc	1,567,107	902,221
CenturyLink, Inc.	12,589	416,948
Frontier Communications Corp.	20,099	122,805
Verizon Communications, Inc.	57,763	2,125,678
Windstream Corp.	10,200	118,932

		7,127,494

Wireless Telecommunication Services (1.0%)
American Tower Corp., Class A*	8,042	432,659
MetroPCS Communications, Inc.*	6,245	54,394
Sprint Nextel Corp.*	60,192	182,984
Vodafone Group plc	2,217,096	5,725,307

		6,395,344

Total Telecommunication Services		13,522,838

Utilities (3.3%)
Electric Utilities (2.0%)
AET&D Holdings(b)*†	350,436	—
American Electric Power Co., Inc.	9,724	369,706
Brookfield Infrastructure Partners LP	32,525	791,659
Duke Energy Corp.	27,102	541,769
E.ON AG	124,850	2,722,845
Edison International	6,562	250,997
Entergy Corp.	24,602	1,630,867
Exelon Corp.	85,226	3,631,480
FirstEnergy Corp.	8,638	387,933
NextEra Energy, Inc.	8,700	469,974
Northeast Utilities	3,533	118,885
Pepco Holdings, Inc.	4,945	93,559
Pinnacle West Capital Corp.	2,200	94,468
PPL Corp.	11,484	327,753
Progress Energy, Inc.	5,925	306,441
Southern Co.	17,596	745,543

		12,483,879

Gas Utilities (0.0%)
Nicor, Inc.	905	49,784
Oneok, Inc.	2,107	139,146

		188,930

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	13,452	131,292
Constellation Energy Group, Inc.	4,074	155,056
NRG Energy, Inc.*	126,912	2,691,804

		2,978,152

Multi-Utilities (0.8%)
Ameren Corp.	4,825	143,640
CenterPoint Energy, Inc.	8,700	170,694
CMS Energy Corp.	5,100	100,929
Consolidated Edison, Inc.	6,039	344,344
Dominion Resources, Inc.	11,584	588,120
DTE Energy Co.	3,427	167,992
GDF Suez S.A.	63,585	1,899,495
Integrys Energy Group, Inc.	1,546	75,166
NiSource, Inc.	5,571	119,108
PG&E Corp.	8,259	349,438
Public Service Enterprise Group, Inc.	10,205	340,541
SCANA Corp.	2,273	91,943
Sempra Energy	4,844	249,466
TECO Energy, Inc.	4,293	73,539
Wisconsin Energy Corp.	4,694	146,875
Xcel Energy, Inc.	9,762	241,024

		5,102,314

Total Utilities		20,753,275

Total Common Stocks (76.1%) (Cost $450,801,106)		473,417,705

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.4%)
Consumer Discretionary (0.6%)
Media (0.6%)
Clear Channel Communications, Inc.
3.837%, 1/29/16	$445,244	307,775
11.000%, 8/1/16 PIK	797,000	402,485
9.000%, 3/1/21	195,000	144,787
Term Loan
3.837%, 1/29/16(l)	2,603,000	1,845,581
Tribune Co.
3.261%, 6/4/14(l)	1,217,000	659,843
3.351%, 6/4/14(l)	193,000	101,807

Total Consumer Discretionary		3,462,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Rite Aid Corp.
8.625%, 3/1/15	$399,000	$354,113
9.375%, 12/15/15	465,000	399,900

Total Consumer Staples		754,013

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
OPTI Canada, Inc.
9.000%, 12/15/12§	371,000	376,565
9.750%, 8/15/13§	540,000	548,100

Total Energy		924,665

Financials (0.7%)
Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(b)†	2,014,000	—

Real Estate Management & Development (0.7%)
Realogy Corp.
4.518%, 10/10/16	3,503,802	2,848,300
7.875%, 2/15/19§	195,000	147,225
Term Loan
3.292%, 12/15/13(l)	302,300	238,061
3.437%, 12/15/13(l)	149,183	117,482
3.461%, 12/15/13(l)(t)	874,445	688,625
13.500%, 10/15/17	155,000	151,280

		4,190,973

Total Financials		4,190,973

Utilities (0.9%)
Electric Utilities (0.9%)
Boston Generating LLC
Term Loan
4.560%, 12/20/13(l)	1,058	243
6.500%, 12/20/13(l)	24,287	5,586
6.500%, 12/21/13(l)	401	92
Texas Competitive Electric Holdings Co. LLC
4.726%, 10/10/17(l)	5,264,099	3,518,724
11.500%, 10/1/20§	2,404,000	1,923,200

		5,447,845

Independent Power Producers & Energy Traders (0.0%)
NRG Energy, Inc.
7.375%, 1/15/17	375,000	386,719

Total Utilities		5,834,564

Total Corporate Bonds		15,166,493

Total Long-Term Debt Securities (2.4%) (Cost $18,982,120)		15,166,493

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20* (Cost $122,862)*	52,193	55,325

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (4.8%)
Federal Home Loan Bank
0.00%, 10/3/11 (o)(p)	$7,500,000	$7,500,000
U.S. Treasury Bills
0.01%, 10/27/11 (p)	2,000,000	1,999,980
0.01%, 12/22/11 (p)	2,000,000	1,999,934
0.01%, 1/5/12 (p)	3,000,000	2,999,883
0.03%, 2/23/12 (p)	5,000,000	4,999,405
0.05%, 3/22/12 (p)	10,000,000	9,997,630

Total Government Securities		29,496,832

Total Short-Term Investments (4.8%) (Cost $29,497,926)		29,496,832

Total Investments (83.3%) (Cost $499,404,014)		518,136,355

Other Assets Less Liabilities (16.7%)		104,175,432

Net Assets (100%)		$622,311,787

*	Non-income producing.

†	Securities (totaling $2,219,084 or 0.4% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $2,995,090 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2011.

(p)	Yield to maturity.

(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

ADR — American Depositary Receipt

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$130,395,855	$107,064,961	$237,460,816	$—	$92,469	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,054	December-11	$59,271,987	$59,340,200	$(68,213)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/21/11	Bank of America	21	$20,600	$22,266	$(1,666)
British Pound vs. U.S. Dollar, expiring 11/18/11	Bank of America	67	103,711	109,450	(5,739)
British Pound vs. U.S. Dollar, expiring 11/18/11	Bank of America	121	189,067	199,237	(10,170)
British Pound vs. U.S. Dollar, expiring 11/18/11	Barclays Bank plc	276	430,498	432,334	(1,836)
British Pound vs. U.S. Dollar, expiring 11/18/11	Deutsche Bank AG	505	787,628	832,564	(44,936)
British Pound vs. U.S. Dollar, expiring 11/18/11	State Street Bank & Trust	182	284,318	287,944	(3,626)
European Union Euro vs. U.S. Dollar, expiring 3/15/12	Bank of America	128	171,619	174,638	(3,019)
European Union Euro vs. U.S. Dollar, expiring 3/15/12	Deutsche Bank AG	199	266,133	270,878	(4,745)
European Union Euro vs. U.S. Dollar, expiring 3/15/12	Deutsche Bank AG	546	731,299	734,566	(3,267)
European Union Euro vs. U.S. Dollar, expiring 3/15/12	State Street Bank & Trust	121	162,418	163,387	(969)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	7,553	97,941	93,882	4,059
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	4,086	52,986	53,265	(279)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	7,722	100,139	96,242	3,897
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	10,453	135,551	127,267	8,284
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	6,534	84,733	82,707	2,026
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Barclays Bank plc	7,610	98,687	94,437	4,250
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Barclays Bank plc	5,700	73,918	73,986	(68)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Barclays Bank plc	12,830	166,383	159,760	6,623
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	5,644	73,193	69,677	3,516
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	4,373	56,712	54,480	2,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	6,700	$86,886	$82,900	$3,986
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	8,750	113,470	108,927	4,543
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	7,000	90,776	89,340	1,436
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	4,120	53,428	53,728	(300)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	4,650	60,301	59,644	657
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	4,411	57,203	54,524	2,679
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	6,145	79,688	75,354	4,334
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	1,621	21,016	21,016	— #
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	State Street Bank & Trust	6,500	84,293	80,427	3,866
Norwegian Krone vs. U.S. Dollar, expiring 12/19/11	Bank of America	1,456	247,135	258,549	(11,414)
Norwegian Krone vs. U.S. Dollar, expiring 12/19/11	Bank of America	297	50,392	54,041	(3,649)
Norwegian Krone vs. U.S. Dollar, expiring 12/19/11	Bank of America	561	95,266	97,944	(2,678)
Norwegian Krone vs. U.S. Dollar, expiring 12/19/11	Bank of America	165	28,058	28,117	(59)
Norwegian Krone vs. U.S. Dollar, expiring 12/19/11	Deutsche Bank AG	263	44,600	46,299	(1,699)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Bank of America	128	141,322	141,453	(131)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Bank of America	72	79,585	81,275	(1,690)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Barclays Bank plc	117	128,987	130,557	(1,570)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Barclays Bank plc	305	337,506	337,483	23
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Barclays Bank plc	162	179,727	181,966	(2,239)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Deutsche Bank AG	72	79,567	81,275	(1,708)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Deutsche Bank AG	74	81,887	98,381	(16,494)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Deutsche Bank AG	267	295,456	367,465	(72,009)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	State Street Bank & Trust	94	103,852	104,685	(833)
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	State Street Bank & Trust	46	50,902	62,169	(11,267)

					$(151,649)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/21/11	Bank of America	289	$307,209	$277,437	$29,772
Australian Dollar vs. U.S. Dollar, expiring 12/21/11	Bank of America	46	47,015	44,188	2,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/21/11	Barclays Bank plc	28	$29,071	$26,376	$2,695
Australian Dollar vs. U.S. Dollar, expiring 2/23/12	Bank of America	1,285	1,314,727	1,223,851	90,876
Australian Dollar vs. U.S. Dollar, expiring 2/23/12	Barclays Bank plc	78	74,940	73,947	993
Australian Dollar vs. U.S. Dollar, expiring 2/23/12	Deutsche Bank AG	31	30,159	29,758	401
British Pound vs. U.S. Dollar, expiring 11/18/11	Bank of America	4,317	6,978,505	6,729,445	249,060
British Pound vs. U.S. Dollar, expiring 11/18/11	Bank of America	4,317	6,999,659	6,729,445	270,214
British Pound vs. U.S. Dollar, expiring 11/18/11	Barclays Bank plc	4,317	6,985,239	6,729,445	255,794
British Pound vs. U.S. Dollar, expiring 11/18/11	Barclays Bank plc	85	135,656	131,755	3,901
British Pound vs. U.S. Dollar, expiring 11/18/11	Deutsche Bank AG	150	246,341	233,813	12,528
British Pound vs. U.S. Dollar, expiring 11/18/11	HSBC Bank plc	91	141,533	141,112	421
British Pound vs. U.S. Dollar, expiring 11/18/11	State Street Bank & Trust	1,583	2,561,283	2,468,254	93,029
European Union Euro vs. U.S. Dollar, expiring 3/15/12	Bank of America	12,737	17,424,788	17,059,861	364,927
European Union Euro vs. U.S. Dollar, expiring 3/15/12	Barclays Bank plc	227	315,029	304,375	10,654
European Union Euro vs. U.S. Dollar, expiring 3/15/12	Deutsche Bank AG	227	314,942	304,375	10,567
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	79,501	964,821	1,030,975	(66,154)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Barclays Bank plc	4,982	60,000	64,609	(4,609)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	9,963	120,001	129,204	(9,203)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	3,700	47,839	47,982	(143)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	7,406	90,000	96,038	(6,038)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	3,699	45,000	47,963	(2,963)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	13,100	159,127	169,881	(10,754)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	27,700	339,008	359,214	(20,206)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	3,469	45,255	44,988	267
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	4,980	60,000	64,586	(4,586)
Norwegian Krone vs. U.S. Dollar, expiring 12/19/11	State Street Bank & Trust	6,134	1,135,136	1,040,937	94,199
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Barclays Bank plc	1,721	2,269,985	1,904,279	365,706
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Barclays Bank plc	12	14,891	13,156	1,735
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Barclays Bank plc	47	59,563	52,274	7,289
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Deutsche Bank AG	155	190,354	171,446	18,908
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Deutsche Bank AG	1,777	2,339,523	1,966,523	373,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Swiss Franc vs. U.S. Dollar, expiring 2/10/12	Deutsche Bank AG	24	$29,782	$26,403	$3,379

					$2,138,486

					$1,986,837

#	Amount is less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,624,292	$4,073,133	$44,144	$44,741,569
Consumer Staples	68,946,720	24,325,830	—	93,272,550
Energy	42,042,034	6,481,571	—	48,523,605
Financials	61,410,818	5,654,443	3,025,351	70,090,612
Health Care	64,364,007	—	—	64,364,007
Industrials	31,266,931	4,395,764	—	35,662,695
Information Technology	63,169,642	1,089,087	—	64,258,729
Materials	12,797,031	5,430,794	—	18,227,825
Telecommunication Services	6,895,310	6,627,528	—	13,522,838
Utilities	16,130,935	4,622,340	—	20,753,275
Corporate Bonds
Consumer Discretionary	—	3,462,278	—	3,462,278
Consumer Staples	—	754,013	—	754,013
Energy	—	924,665	—	924,665
Financials	—	4,190,973	—	4,190,973
Utilities	—	5,834,564	—	5,834,564
Forward Currency Contracts	—	2,319,553	—	2,319,553
Rights
Health Care	—	55,325	—	55,325
Short-Term Investments	—	29,496,832	—	29,496,832

Total Assets	$407,647,720	$109,738,693	$3,069,495	$520,455,908

Liabilities:
Forward Currency Contracts	$—	$(332,716)	$—	$(332,716)
Futures	(68,213)	—	—	(68,213)

Total Liabilities	$(68,213)	$(332,716)	$—	$(400,929)

Total	$407,579,507	$109,405,977	$3,069,495	$520,054,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stock- Financials	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/10	$101,893	$5,374,176	$26,900
Total gains or losses (realized/unrealized) included in earnings	(57,749)	(1,951,866)	—
Purchases	—	27,720	—
Sales	—	(424,679)	(26,900)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$44,144	$3,025,351	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$(57,749)	$(2,100,513)	$—

	Investments in Corporate Bonds- Financials	Investments in Corporate Bonds- Industrials
Balance as of 12/31/10	$2,387,556	$—
Total gains or losses (realized/unrealized) included in earnings	1,295,917	183,281
Purchases	—	—
Sales	(3,684,500)	(183,281)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	1,027	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$(1,027)	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$97,574,633
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$110,956,916

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,124,173
Aggregate gross unrealized depreciation	(60,883,995)

Net unrealized appreciation	$1,240,178

Federal income tax cost of investments	$516,896,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.2%)
YPF S.A. (ADR)	21,890	$748,857

Brazil (3.7%)
All America Latina Logistica S.A.	97,700	439,072
BM&F Bovespa S.A.	594,100	2,739,448
Cia de Bebidas das Americas (Preference) (ADR)	117,850	3,612,102
Embraer S.A. (ADR)	121,800	3,090,066
Itau Unibanco Holding S.A. (Preference) (ADR)	78,520	1,218,630
Multiplus S.A.	31,900	460,453

		11,559,771

Denmark (0.5%)
Carlsberg A/S, Class B	26,896	1,595,360

Finland (0.8%)
Fortum Oyj	109,117	2,562,533

France (5.3%)
LVMH Moet Hennessy Louis Vuitton S.A.	37,960	5,033,754
PPR S.A.	17,100	2,205,913
Societe Generale S.A.	57,712	1,512,140
Technip S.A.	56,590	4,528,781
Total S.A.	73,950	3,260,506

		16,541,094

Germany (9.5%)
Allianz SE (Registered)	43,710	4,113,145
Bayer AG (Registered)	60,124	3,304,174
Bayerische Motoren Werke (BMW) AG	5,433	359,992
Bayerische Motoren Werke (BMW) AG (Preference)	104,140	4,855,550
Linde AG	16,909	2,255,197
SAP AG	134,510	6,856,681
Siemens AG (Registered)	87,994	7,949,571

		29,694,310

India (2.1%)
DLF Ltd.	327,314	1,433,196
Infosys Ltd.	76,024	3,851,188
Wire and Wireless India Ltd.*	150,325	20,555
Zee Entertainment Enterprises Ltd.	555,084	1,323,436
Zee Learn Ltd.*	44,978	17,595

		6,645,970

Ireland (0.8%)
XL Group plc	142,230	2,673,924

Italy (1.6%)
Lottomatica S.p.A.*	75,236	1,174,079
Prysmian S.p.A.	94,244	1,236,139
Tod’s S.p.A.	31,172	2,622,959

		5,033,177

Japan (10.1%)
Dai-ichi Life Insurance Co., Ltd.	2,913	3,009,565
FANUC Corp.	15,800	2,175,324
Hoya Corp.	93,243	2,148,844
KDDI Corp.	655	4,498,594
Keyence Corp.	13,370	3,660,760
Kyocera Corp.	23,320	1,948,045
Mitsubishi Tanabe Pharma Corp.	112,000	2,076,234
Murata Manufacturing Co., Ltd.	74,520	4,020,641
Nidec Corp.	28,260	2,273,353
Nintendo Co., Ltd.	8,540	1,243,921
Sony Corp.	102,750	1,971,906
Sumitomo Mitsui Financial Group, Inc.	89,100	2,514,589

		31,541,776

Mexico (3.4%)
Fomento Economico Mexicano S.A.B. de C.V.	797,410	5,174,832
Grupo Modelo S.A.B. de C.V., Series C	336,552	1,902,083
Grupo Televisa S.A.B. (ADR)	188,560	3,467,619

		10,544,534

Netherlands (2.6%)
European Aeronautic Defence and Space Co. N.V.	195,700	5,490,467
Koninklijke Philips Electronics N.V.	146,616	2,624,529

		8,114,996

South Korea (0.7%)
E-Mart Co., Ltd.*	8,470	2,118,550

Spain (3.0%)
Banco Bilbao Vizcaya Argentaria S.A.	449,314	3,661,055
Inditex S.A.	66,541	5,698,420

		9,359,475

Sweden (6.2%)
Assa Abloy AB, Class B	204,113	4,202,031
Investor AB, Class B	190,220	3,338,886
Telefonaktiebolaget LM Ericsson, Class B	1,248,729	11,964,843

		19,505,760

Switzerland (5.7%)
Credit Suisse Group AG (Registered)*	170,760	4,431,082
Nestle S.A. (Registered)	72,696	3,996,122
Roche Holding AG	14,220	2,287,738
Transocean Ltd.	61,173	2,920,399
UBS AG (Registered)*	369,778	4,209,283

		17,844,624

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,575,709	3,570,179

United Kingdom (3.4%)
HSBC Holdings plc	203,400	1,564,346
Kingfisher plc	258,990	992,752
Prudential plc	357,290	3,058,110
Unilever plc	156,277	4,895,495

		10,510,703

United States (37.9%)
3M Co.	53,570	3,845,790
Adobe Systems, Inc.*	149,130	3,604,472
Aetna, Inc.	142,460	5,178,421
Aflac, Inc.	66,120	2,310,894
Allergan, Inc.	14,220	1,171,444
Altera Corp.	192,740	6,077,092
Amgen, Inc.	48,180	2,647,491
Amylin Pharmaceuticals, Inc.*	151,030	1,394,007
Automatic Data Processing, Inc.	78,490	3,700,804
Bank of America Corp.	240,570	1,472,288
Carnival Corp.	151,470	4,589,541
Colgate-Palmolive Co.	64,110	5,685,275
Corning, Inc.	189,920	2,347,411
eBay, Inc.*	335,130	9,882,984
Emerson Electric Co.	62,180	2,568,656
Fidelity National Financial, Inc., Class A	111,940	1,699,249
Gilead Sciences, Inc.*	33,260	1,290,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc.	35,350	$3,342,343
Google, Inc., Class A*	6,850	3,523,503
Intuit, Inc.*	135,780	6,441,403
Juniper Networks, Inc.*	173,200	2,989,432
Maxim Integrated Products, Inc.	198,780	4,637,537
McDonald’s Corp.	76,910	6,754,236
McGraw-Hill Cos., Inc.	86,630	3,551,830
Microsoft Corp.	203,880	5,074,573
Pfizer, Inc.	53,820	951,538
Shuffle Master, Inc.*	54,960	462,214
Theravance, Inc.*	81,080	1,632,951
Tiffany & Co.	87,710	5,334,522
Walt Disney Co.	158,510	4,780,662
WellPoint, Inc.	89,330	5,831,462
Zimmer Holdings, Inc.*	74,400	3,980,400

		118,754,913

Total Common Stocks (98.6%) (Cost $331,654,574)		308,920,506

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11* (Cost $—)	449,314	66,217

Total Investments (98.6%) (Cost $331,654,574)		308,986,723
Other Assets Less Liabilities (1.4%)		4,278,056

Net Assets (100%)		$313,264,779

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		17.5%
Consumer Staples		9.4
Energy		3.6
Financials		15.6
Health Care		10.2
Industrials		11.4
Information Technology		28.0
Information Technology
Communications Equipment	4.8%
Electronic Equipment, Instruments & Components	4.5
Internet Software & Services	4.3
IT Services	2.4
Semiconductors & Semiconductor Equipment	4.5
Software	7.5
Total Information Technology		28.0
Materials		0.7
Telecommunication Services		1.4
Utilities		0.8
Cash and Other		1.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,940,624	$26,276,911	$—	$55,217,535
Consumer Staples	16,374,292	12,605,527	—	28,979,819
Energy	3,669,256	7,789,287	—	11,458,543
Financials	15,456,776	32,845,397	—	48,302,173
Health Care	24,078,202	7,668,146	—	31,746,348
Industrials	10,404,037	25,951,414	—	36,355,451
Information Technology	48,279,211	39,265,102	—	87,544,313
Materials	—	2,255,197	—	2,255,197
Telecommunication Services	—	4,498,594	—	4,498,594
Utilities	—	2,562,533	—	2,562,533
Rights
Financials	—	66,217	—	66,217

Total Assets	$147,202,398	$161,784,325	$—	$308,986,723

Total Liabilities	$—	$—	$—	$—

Total	$147,202,398	$161,784,325	$—	$308,986,723

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$130,757,662
Net Proceeds of Sales and Redemptions:
Stocks	$49,181,586

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,635,720
Aggregate gross unrealized depreciation	(46,469,735)

Net unrealized depreciation	$(30,834,015)

Federal income tax cost of investments	$339,820,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (9.7%)
Asset-Backed Securities (7.0%)
Access Group, Inc., Series 2008-1 A
1.553%, 10/27/25(l)	$16,068,865	$16,266,152
American Express Credit Account Master Trust, Series 2009-1 A
1.579%, 12/15/14(l)	2,000,000	2,016,139
Bank of America Credit Card Trust, Series 2006-A15 A15
0.229%, 4/15/14(l)	10,437,000	10,436,168
Capital Auto Receivables Asset Trust, Series 2008-2 A3B
1.679%, 10/15/12(l)	422,525	422,835
Chase Issuance Trust, Series 2009-A2 A2
1.779%, 4/15/14(l)	21,800,000	21,976,057
Citibank Omni Master Trust, Series 2009-A14A A14
2.979%, 8/15/18(l)§	5,000,000	5,232,843
Series 2009-A8 A8
2.329%, 5/16/16(l)§	34,600,000	34,920,444
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 A3A
0.315%, 1/25/37(l)	185,365	109,110
Collegiate Funding Services Education Loan Trust, Series 2005-B A2
0.463%, 12/28/21(l)	10,359,787	10,268,747
Education Funding Capital Trust I, Series 2003-3 A3
0.617%, 3/16/20(l)	868,330	865,681
EFS Volunteer LLC, Series 2010-1 A1
1.103%, 10/26/26(l)§	1,902,112	1,906,197
Ford Credit Auto Owner Trust, Series 2009-A A3B
2.729%, 5/15/13(l)	6,524,000	6,547,367
Series 2011-B A1
0.219%, 8/15/12§	2,822,488	2,822,439
GCO Education Loan Funding Trust, Series 2005-1 A3L
0.392%, 11/25/20(l)	151,276	148,952
GSAA Home Equity Trust, Series 2007-6 A4
0.535%, 5/25/47(l)	700,000	396,238
Massachusetts Educational Financing Authority, Series 2008-1 A1
1.203%, 4/25/38(l)	1,169,566	1,153,422
Nelnet Education Loan Funding, Inc., Series 2004-2A A4
0.452%, 8/26/19(l)	2,500,000	2,479,343
Nelnet Student Loan Trust, Series 2008-4 A2
0.953%, 7/25/18(l)	2,086,788	2,095,247
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2 A1
1.502%, 10/1/35(l)	2,669,859	2,673,155
Series 2011-1 A1
0.872%, 10/1/18(l)	6,300,000	6,294,245
Plymouth Rock CLO Ltd./Plymouth Rock CLO, Inc., Series 2010-1A A
1.790%, 2/16/19(l)§	1,996,558	1,973,619
SLM Student Loan Trust, Series 2004-8 A4
0.393%, 1/27/20(l)	5,367,557	5,356,529
Series 2004-9 A4
0.383%, 4/25/17(l)	660,636	660,306
Series 2005-6 A4
0.343%, 4/25/22(l)	2,677,713	2,669,851
Series 2007-3 A3
0.293%, 4/25/19(l)	8,700,000	8,377,178
Series 2007-6 A1
0.423%, 4/27/15(l)	370,396	370,237
Series 2008-2 A2
0.703%, 1/25/17(l)	7,700,000	7,699,996
Series 2008-5 A2
1.353%, 10/25/16(l)	1,459,852	1,475,020
Series 2008-9 A
1.753%, 4/25/23(l)	18,251,898	18,756,990
Series 2009-B A1
6.229%, 7/15/42(l)§	36,057,738	33,778,474
Series 2009-C A
4.500%, 11/16/43(l)§	13,148,295	12,530,775
Series 2009-CT 1A
2.350%, 4/15/39(l)§	2,588,151	2,611,837
Series 2009-D A
3.500%, 8/17/43(l)§	14,687,552	14,632,907

		239,924,500

Non-Agency CMO (2.7%)
American Home Mortgage Assets, Series 2006-1 2A1
0.425%, 5/25/46(l)	8,561,674	4,402,479
Banc of America Commercial Mortgage, Inc., Series 2007-3 A2
5.801%, 6/10/49(l)	1,007,926	1,026,039
Series 2007-3 A2FL
0.395%, 6/10/49(l)§	1,007,926	980,459
Series 2007-3 A4
5.801%, 6/10/49(l)	1,400,000	1,466,670
Series 2007-4 A4
5.916%, 2/10/51(l)	1,400,000	1,480,565
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	20,886	22,010
Banc of America Re-Remic Trust, Series 2011-STRP A1
1.274%, 1/17/49§	5,227,346	5,195,180
Series 2011-STRP A10
1.464%, 12/17/49§	683,490	676,444
Series 2011-STRP A5
1.765%, 2/17/40§	396,654	393,531
BCAP LLC Trust, Series 2006-AA2 A1
0.405%, 1/25/37(l)	1,129,824	571,786
BCRR Trust, Series 2010-LEAF 11A
4.230%, 12/22/35§	168,767	169,489
Series 2010-LEAF 19A
4.230%, 6/22/38§	21,466	21,453
Series 2010-LEAF 20A
4.230%, 12/22/35§	2,463,926	2,484,032
Series 2010-LEAF 23A
4.230%, 4/22/34§	16,779	16,767
Series 2010-LEAF 25A
4.230%, 5/22/34§	638,918	642,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2010-LEAF 26A
4.230%, 5/22/34§	$470,000	$476,478
Series 2010-LEAF 2A
4.230%, 2/22/41§	145,000	147,875
Series 2010-LEAF 32A
4.230%, 12/22/32§	220,000	219,842
Series 2010-LEAF 36A
4.230%, 3/22/31§	218,977	220,246
Series 2010-LEAF 37A
4.230%, 3/22/34§	80,000	80,766
Series 2010-LEAF 3A
4.230%, 2/22/41§	74,756	75,526
Series 2010-LEAF 44A
4.230%, 4/22/34§	217,511	219,810
Series 2010-LEAF 6A
4.230%, 6/22/35§	153,608	154,103
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
2.767%, 2/25/33(l)	15,909	12,705
Series 2003-3 3A2
2.604%, 5/25/33(l)	116,366	112,198
Series 2003-8 2A1
2.866%, 1/25/34(l)	8,625	7,934
Series 2003-8 4A1
2.957%, 1/25/34(l)	27,685	22,598
Series 2004-10 21A1
3.066%, 1/25/35(l)	3,401,747	2,828,372
Series 2005-2 A1
2.710%, 3/25/35(l)	149,908	131,270
Series 2005-2 A2
2.731%, 3/25/35(l)	45,882	42,134
Series 2005-5 A1
2.150%, 8/25/35(l)	48,300	40,906
Series 2005-5 A2
2.400%, 8/25/35(l)	854,088	720,252
Series 2007-3 1A1
5.195%, 5/25/47(l)	9,429,292	6,193,710
Bear Stearns Alt-A Trust, Series 2005-7 22A1
2.772%, 9/25/35(l)	2,633,268	1,778,385
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.365%, 5/25/48(l)§	1,524,969	659,154
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
2.660%, 5/25/35(l)	69,259	57,079
Series 2005-11 A2A
2.500%, 10/25/35(l)	921,387	799,491
Series 2005-12 2A1
1.035%, 8/25/35(l)§	895,664	635,240
Series 2005-6 A1
2.370%, 8/25/35(l)	69,891	59,145
Series 2005-6 A2
2.450%, 8/25/35(l)	312,911	259,947
Series 2005-6 A3
2.100%, 8/25/35(l)	41,714	32,461
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	4,242,936
Series 2007-CD4 A2B
5.205%, 12/11/49	2,000,000	2,006,632
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A2
4.630%, 5/10/43	1,030,143	1,035,422
Series 2007-FL14 A1
0.319%, 6/15/22(l)§	168,604	161,536
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	1,283	1,263
Series 2005-61 2A1
0.515%, 12/25/35(l)	28,717	19,368
Series 2005-62 2A1
1.242%, 12/25/35(l)	270,615	164,305
Series 2006-OA22 A1
0.395%, 2/25/47(l)	817,642	446,087
Series 2007-OA7 A1A
0.415%, 5/25/47(l)	190,017	100,620
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
2.796%, 10/19/32(l)	7,202	4,805
Series 2003-HYB3 7A1
2.761%, 11/19/33(l)	46,489	39,780
Series 2004-12 11A1
2.793%, 8/25/34(l)	639,971	465,773
Series 2005-25 A11
5.500%, 11/25/35	1,045,357	912,599
Series 2005-3 1A2
0.525%, 4/25/35(l)	351,925	205,418
Series 2005-R2 1AF1
0.575%, 6/25/35(l)§	123,986	101,695
Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA A1
0.299%, 2/15/22(l)§	631,790	606,518
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
0.804%, 3/25/32(l)§	1,421	1,263
Deutsche Alt-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	629,305	640,371
Series 2005-AR2 7A1
5.040%, 10/25/35(l)	364,295	243,518
Series 2006-AB4 A1B1
0.335%, 10/25/36(l)	4,517	1,667
Deutsche Mortgage Securities, Inc., Series 2010-RS2 A1
1.489%, 6/28/47(l)§	1,601,721	1,599,598
Extended Stay America Trust, Series 2010-ESHA XA1
3.330%, 1/5/13 IO(l)§	14,525,167	522,569
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
2.323%, 6/25/34(l)	218,642	168,421
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
2.746%, 8/25/35(l)	403,704	300,548
First Union National Bank Commercial Mortgage Trust, Series 2002-C1 A2
6.141%, 2/12/34	2,985,214	3,002,088
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	6,272,983
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.505%, 11/25/45(l)	48,062	29,772
Series 2006-AR6 A1A
0.315%, 10/25/46(l)	14,990	14,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II, Series 2007-EOP A1
1.142%, 3/6/20(l)§	$681,775	$677,223
Series 2007-EOP A3
1.535%, 3/6/20(l)§	2,400,000	2,381,196
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.738%, 9/25/35(l)	231,773	205,784
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.450%, 5/19/35(l)	40,372	23,725
Series 2006-1 2A1A
0.470%, 3/19/36(l)	296,246	172,027
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
2.662%, 12/25/34(l)	254,783	169,989
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2 A3A
4.678%, 7/15/42	429,690	437,528
Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	2,021,153
Series 2010-C2 A1
2.749%, 11/15/43§	237,307	235,788
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
2.721%, 11/21/34(l)	200,000	176,620
MASTR Alternative Loans Trust, Series 2003-5 6A1
6.000%, 8/25/33	2,920,527	3,107,141
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.669%, 12/15/30(l)	29,023	25,633
Series 2001-TBC1 A1
0.929%, 11/15/31(l)	123,454	109,761
MLCC Mortgage Investors, Inc., Series 2005-2 1A
1.653%, 10/25/35(l)	1,822,732	1,487,451
Series 2005-2 2A
2.420%, 10/25/35(l)	1,686,480	1,357,221
Series 2005-2 3A
1.222%, 10/25/35(l)	316,609	241,564
Series 2005-3 4A
0.485%, 11/25/35(l)	215,486	158,547
Series 2005-3 5A
0.485%, 11/25/35(l)	284,855	204,141
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.535%, 8/25/35(l)	62,655	34,078
Securitized Asset Sales, Inc., Series 1993-6 A5
2.805%, 11/26/23(l)	2,444	2,304
Sequoia Mortgage Trust, Series 10 2A1
0.991%, 10/20/27(l)	18,212	15,587
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
2.488%, 2/25/34(l)	169,214	138,560
Series 2004-19 2A1
1.652%, 1/25/35(l)	51,032	28,679
Series 2005-17 3A1
2.540%, 8/25/35(l)	236,653	171,387
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.890%, 10/19/34(l)	106,614	85,407
Series 2005-AR5 A1
0.480%, 7/19/35(l)	213,627	126,133
Series 2005-AR5 A2
0.480%, 7/19/35(l)	442,372	325,738
Series 2006-AR4 2A1
0.425%, 6/25/36(l)	66,779	40,219
Series 2006-AR5 1A1
0.445%, 5/25/46(l)	2,253,588	1,129,460
Structured Asset Securities Corp., Series 2006-11 A1
2.655%, 10/25/35(l)§	81,759	73,361
Thornburg Mortgage Securities Trust,
Series 2007-1 A3A
0.335%, 3/25/37(l)	2,460,006	2,415,666
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
0.319%, 9/15/21(l)§	1,885,324	1,791,058
Series 2007-C32 A2
5.926%, 6/15/49(l)	6,816,389	6,914,720
Series 2007-WHL8 A1
0.309%, 6/15/20(l)§	1,978,075	1,734,192
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
1.442%, 11/25/42(l)	11,578	9,412
Series 2002-AR2 A
2.600%, 2/27/34(l)	9,869	9,259
Series 2003-AR1 A5
2.255%, 3/25/33(l)	1,172,095	1,001,596
Series 2004-AR1 A
2.576%, 3/25/34(l)	2,636,248	2,358,048
Series 2005-AR13 A1A1
0.525%, 10/25/45(l)	281,106	212,974
Series 2005-AR15 A1A1
0.495%, 11/25/45(l)	64,524	47,647
Series 2006-AR15 2A
1.742%, 11/25/46(l)	59,497	39,956
Series 2006-AR3 A1A
1.242%, 2/25/46(l)	98,241	67,201
Series 2006-AR7 3A
2.838%, 7/25/46(l)	298,804	199,944
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
2.716%, 9/25/34(l)	102,211	95,997
Series 2007-10 1A22
0.735%, 7/25/37(l)	2,002,502	1,511,158

		92,621,926

Total Asset-Backed and Mortgage-Backed Securities		332,546,426

Corporate Bonds (53.4%)
Consumer Discretionary (4.4%)
Auto Components (0.9%)
Johnson Controls, Inc.
0.674%, 2/4/14(l)	30,000,000	29,998,530

Automobiles (1.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	3,500,000	3,842,703
Daimler Finance North America LLC
0.973%, 3/28/14(l)§	32,500,000	32,503,250

		36,345,953

Media (2.5%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	18,590,000	20,425,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Cable Holdings LLC
9.800%, 2/1/12	$2,080,000	$2,136,123
Comcast Corp.
5.300%, 1/15/14	2,000,000	2,168,198
COX Communications, Inc.
7.125%, 10/1/12	12,649,000	13,398,947
4.625%, 6/1/13	17,953,000	18,877,561
5.450%, 12/15/14	798,000	883,597
NBCUniversal Media LLC
2.100%, 4/1/14	2,990,000	3,035,280
Reed Elsevier Capital, Inc.
4.625%, 6/15/12	6,115,000	6,254,281
Time Warner Cable, Inc.
6.200%, 7/1/13	4,603,000	4,972,497
Time Warner Entertainment Co. LP
8.875%, 10/1/12	5,000,000	5,361,945
Time Warner, Inc.
6.875%, 5/1/12	6,500,000	6,711,022
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	2,222,792

		86,447,262

Total Consumer Discretionary		152,791,745

Consumer Staples (6.4%)
Beverages (1.1%)
Anheuser-Busch Cos., Inc.
4.700%, 4/15/12	100,000	102,073
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	19,700,000	20,109,188
1.088%, 3/26/13(l)	8,625,000	8,691,274
2.500%, 3/26/13	1,500,000	1,532,549
1.500%, 7/14/14	4,675,000	4,708,286
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	4,000,000	3,993,376

		39,136,746

Food Products (3.4%)
Archer-Daniels-Midland Co.
0.446%, 8/13/12(l)	27,000,000	27,039,879
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	555,818
General Mills, Inc.
5.650%, 9/10/12	473,000	493,856
6.470%, 10/15/12	12,900,000	13,476,320
5.250%, 8/15/13	2,235,000	2,409,945
0.640%, 5/16/14(l)	10,700,000	10,672,447
H.J. Heinz Co.
5.350%, 7/15/13	5,483,000	5,906,803
Kellogg Co.
4.250%, 3/6/13	15,000,000	15,677,940
Kraft Foods, Inc.
5.625%, 11/1/11	702,000	704,229
6.250%, 6/1/12	12,700,000	13,149,428
6.000%, 2/11/13	13,900,000	14,724,034
2.625%, 5/8/13	3,950,000	4,031,907
5.250%, 10/1/13	1,750,000	1,867,290
Wm. Wrigley Jr. Co.
2.450%, 6/28/12§	6,600,000	6,680,553

		117,390,449

Household Products (0.2%)
Procter & Gamble Co.
0.700%, 8/15/14	7,400,000	7,415,074

Tobacco (1.7%)
Altria Group, Inc.
8.500%, 11/10/13	21,050,000	24,007,862
Philip Morris International, Inc.
6.875%, 3/17/14	14,687,000	16,667,233
Reynolds American, Inc.
7.250%, 6/1/12	1,175,000	1,221,411
7.250%, 6/1/13	2,775,000	3,027,484
UST LLC
6.625%, 7/15/12	11,775,000	12,258,387

		57,182,377

Total Consumer Staples		221,124,646

Energy (2.9%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
1.257%, 6/2/14(l)	5,525,000	5,549,973

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	9,335,000	10,493,669
5.750%, 6/15/14	4,400,000	4,786,043
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	3,600,000	3,846,478
Devon Energy Corp.
5.625%, 1/15/14	850,000	932,147
Energy Transfer Partners LP
5.650%, 8/1/12	5,250,000	5,411,280
6.000%, 7/1/13	1,995,000	2,110,060
8.500%, 4/15/14	7,745,000	8,787,763
Enterprise Products Operating LLC
7.625%, 2/15/12	2,447,000	2,498,766
4.600%, 8/1/12	15,275,000	15,673,708
9.750%, 1/31/14	2,500,000	2,925,383
5.600%, 10/15/14	13,026,000	14,256,983
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	4,250,000	4,359,021
5.850%, 9/15/12	3,370,000	3,506,896
5.000%, 12/15/13	905,000	969,973
5.125%, 11/15/14	2,610,000	2,831,892
Plains All American Pipeline LP
4.250%, 9/1/12	8,227,000	8,457,356
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12	2,000,000	2,115,916

		93,963,334

Total Energy		99,513,307

Financials (24.9%)
Capital Markets (4.5%)
Bank of New York Mellon Corp.
0.534%, 1/31/14(l)	16,375,000	16,336,568
Goldman Sachs Group, Inc.
5.250%, 4/1/13	225,000	232,304
1.253%, 7/29/13(l)	43,785,000	42,889,991
5.150%, 1/15/14	4,000,000	4,141,476
1.269%, 2/7/14(l)	2,150,000	2,060,143
0.965%, 9/29/14(l)	6,500,000	6,075,732
0.746%, 1/12/15(l)	5,000,000	4,629,485
0.805%, 3/22/16(l)	5,000,000	4,287,965
Merrill Lynch & Co., Inc.
5.571%, 10/4/12	900,000	917,325
5.450%, 2/5/13	6,890,000	6,828,176
6.150%, 4/25/13	2,550,000	2,551,226
5.000%, 2/3/14	2,000,000	1,960,028
Morgan Stanley
0.546%, 1/9/14(l)	2,100,000	1,903,759
1.853%, 1/24/14(l)	63,225,000	58,987,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Northern Trust Corp.
5.200%, 11/9/12	$685,000	$718,992

		154,520,957

Commercial Banks (3.6%)
American Express Bank FSB
0.375%, 6/12/12(l)	3,500,000	3,488,754
5.550%, 10/17/12	1,500,000	1,563,933
5.500%, 4/16/13	8,100,000	8,551,154
American Express Centurion Bank
0.375%, 6/12/12(l)	2,500,000	2,491,968
5.550%, 10/17/12	1,800,000	1,875,769
BB&T Corp.
3.850%, 7/27/12	8,000,000	8,181,488
JPMorgan Chase Bank N.A.
0.668%, 6/13/16(l)	5,700,000	5,229,801
Regions Financial Corp.
0.528%, 6/26/12(l)	1,635,000	1,603,741
U.S. Bancorp
2.000%, 6/14/13	2,400,000	2,447,297
Union Bank N.A.
2.125%, 12/16/13	2,230,000	2,250,139
1.281%, 6/6/14(l)	17,000,000	16,823,897
Wachovia Corp.
2.024%, 5/1/13(l)	19,000,000	19,293,987
5.500%, 5/1/13	13,870,000	14,738,997
0.444%, 8/1/13(l)	33,335,000	32,911,912
Wells Fargo & Co.
0.453%, 10/28/15(l)	1,420,000	1,333,390

		122,786,227

Consumer Finance (2.2%)
American Express Co.
7.250%, 5/20/14	4,307,000	4,881,356
American Express Credit Corp.
7.300%, 8/20/13	3,000,000	3,283,845
5.125%, 8/25/14	370,000	400,469
American Honda Finance Corp.
0.639%, 11/7/12(l)§	5,500,000	5,506,693
HSBC Finance Corp.
0.697%, 9/14/12(l)	12,850,000	12,663,380
0.499%, 1/15/14(l)	51,324,000	48,395,555
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	917,471
SLM Corp.
5.400%, 10/25/11	2,000,000	1,999,862

		78,048,631

Diversified Financial Services (11.7%)
American Express Travel Related Services Co., Inc.
5.250%, 11/21/11§	2,000,000	2,010,182
BA Covered Bond Issuer
5.500%, 6/14/12(b)§	8,800,000	9,062,856
Bank of America Corp.
3.125%, 6/15/12	45,345,000	46,276,885
4.875%, 1/15/13	9,400,000	9,367,250
1.673%, 1/30/14(l)	15,000,000	13,586,025
7.375%, 5/15/14	13,800,000	14,228,242
1.796%, 7/11/14(l)	750,000	667,528
Caterpillar Financial Services Corp.
0.458%, 2/22/13(l)	7,000,000	7,001,288
Citigroup, Inc.
2.286%, 8/13/13(l)	15,700,000	15,529,482
6.500%, 8/19/13	900,000	947,066
1.696%, 1/13/14(l)	28,600,000	27,836,266
5.000%, 9/15/14	5,000,000	4,903,795
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	1,000,000	1,047,800
Credit Suisse USA, Inc.
0.496%, 4/12/13(l)	1,500,000	1,488,308
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,065,767
General Electric Capital Corp.
2.200%, 6/8/12	50,000,000	50,681,500
0.583%, 12/7/12(l)	13,600,000	13,644,458
0.353%, 12/21/12(l)	40,000,000	40,036,520
1.198%, 5/22/13(l)	10,800,000	10,836,904
0.471%, 6/20/13(l)	1,778,000	1,755,983
0.471%, 12/20/13(l)	500,000	488,750
1.181%, 12/20/13(l)	5,000,000	4,927,310
1.096%, 1/7/14(l)	1,200,000	1,184,645
Genworth Global Funding Trusts
5.750%, 5/15/13	9,650,000	9,780,603
John Deere Capital Corp.
0.399%, 7/15/13(l)	22,550,000	22,485,552
JPMorgan Chase & Co.
0.608%, 12/26/12(l)	25,000,000	25,108,050
National Rural Utilities Cooperative Finance Corp.
0.437%, 12/9/11(l)	16,500,000	16,498,152
7.250%, 3/1/12	833,000	855,024
SSIF Nevada LP
0.949%, 4/14/14(l)§	35,000,000	34,999,125
TIAA Global Markets, Inc.
4.950%, 7/15/13§	2,910,000	3,071,231

		401,372,547

Insurance (2.6%)
American International Group, Inc.
0.360%, 10/18/11(l)	2,000,000	1,999,992
5.375%, 10/18/11	4,600,000	4,594,250
0.451%, 3/20/12(l)	5,000,000	4,976,795
4.950%, 3/20/12	4,571,000	4,593,855
4.250%, 5/15/13	5,000,000	4,987,950
3.750%, 11/30/13§	10,000,000	10,009,070
3.650%, 1/15/14	4,000,000	3,900,132
MetLife Institutional Funding II
0.646%, 7/12/12(l)§	5,000,000	5,007,605
MetLife, Inc.
5.375%, 12/15/12	140,000	146,645
1.519%, 8/6/13(l)	3,713,000	3,736,217
Metropolitan Life Global Funding I
0.506%, 8/13/12(l)§	2,770,000	2,767,155
2.875%, 9/17/12§	500,000	507,925
5.125%, 4/10/13§	2,200,000	2,309,160
5.200%, 9/18/13§	230,000	246,157
0.996%, 1/10/14(l)§	10,500,000	10,488,166
Monumental Global Funding III
0.423%, 1/25/13(l)§	5,000,000	4,955,115
0.449%, 1/15/14(l)§	2,500,000	2,425,047
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,253,740
Pricoa Global Funding I
0.353%, 1/30/12(l)§	9,800,000	9,783,615
4.625%, 6/25/12§	3,400,000	3,486,904
0.488%, 6/26/12(l)§	2,000,000	1,991,374
5.400%, 10/18/12§	5,300,000	5,520,909

		89,687,778

Real Estate Investment Trusts (REITs) (0.3%)
Boston Properties LP
6.250%, 1/15/13	667,000	702,266
2.875%, 2/15/37	7,200,000	7,227,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
ERP Operating LP
5.500%, 10/1/12	$3,100,000	$3,218,343

		11,147,609

Total Financials		857,563,749

Health Care (0.7%)
Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp.
5.450%, 6/15/14	15,000,000	16,138,185

Pharmaceuticals (0.2%)
Eli Lilly and Co.
4.200%, 3/6/14	5,950,000	6,429,022

Total Health Care		22,567,207

Industrials (2.2%)
Airlines (0.7%)
American Airlines, Inc.
Assured Guaranty Corp
7.858%, 10/1/11	17,805,000	17,796,097
Southwest Airlines Co.
10.500%, 12/15/11§	7,900,000	8,030,927

		25,827,024

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.375%, 11/15/12	6,670,000	7,063,530

Industrial Conglomerates (0.9%)
Danaher Corp.
0.603%, 6/21/13(l)	29,300,000	29,357,135

Machinery (0.4%)
Caterpillar, Inc.
0.468%, 5/21/13(l)	14,200,000	14,211,389

Total Industrials		76,459,078

Information Technology (2.8%)
Communications Equipment (0.9%)
Cisco Systems, Inc.
0.593%, 3/14/14(l)	32,050,000	31,814,208

Computers & Peripherals (0.5%)
Hewlett-Packard Co.
0.719%, 5/30/14(l)	18,500,000	17,975,839

Office Electronics (0.2%)
Xerox Corp.
5.500%, 5/15/12	5,200,000	5,343,962

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom Corp.
1.500%, 11/1/13§	3,000,000	3,005,712
Texas Instruments, Inc.
0.466%, 5/15/13(l)	36,500,000	36,500,402

		39,506,114

Total Information Technology		94,640,123

Materials (2.4%)
Chemicals (1.0%)
Dow Chemical Co.
4.850%, 8/15/12	13,300,000	13,693,720
6.000%, 10/1/12	13,000,000	13,593,320
7.600%, 5/15/14	5,250,000	5,962,803
Rohm & Haas Co.
5.600%, 3/15/13	1,500,000	1,584,009

		34,833,852

Metals & Mining (0.5%)
ArcelorMittal USA, Inc.
6.500%, 4/15/14	15,321,000	16,359,166

Paper & Forest Products (0.9%)
Georgia-Pacific LLC
8.250%, 5/1/16§	6,200,000	6,853,108
7.125%, 1/15/17§	24,650,000	25,831,179

		32,684,287

Total Materials		83,877,305

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.
5.875%, 8/15/12	1,502,000	1,564,857
4.850%, 2/15/14	3,500,000	3,762,640
5.100%, 9/15/14	10,110,000	11,102,822
BellSouth Corp.
4.463%, 4/26/12§	5,000,000	5,090,945
5.200%, 9/15/14	1,500,000	1,647,053
Qwest Corp.
8.875%, 3/15/12	24,948,000	25,789,995
3.597%, 6/15/13(l)	3,200,000	3,208,000
Verizon Communications, Inc.
0.973%, 3/28/14(l)	25,700,000	25,771,883

		77,938,195

Wireless Telecommunication Services (0.3%)
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	5,030,000	5,641,261
5.550%, 2/1/14	3,650,000	3,993,253

		9,634,514

Total Telecommunication Services		87,572,709

Utilities (4.2%)
Electric Utilities (1.9%)
Columbus Southern Power Co.
5.500%, 3/1/13	435,000	459,079
Duke Energy Corp.
5.650%, 6/15/13	23,135,000	24,692,934
6.300%, 2/1/14	1,200,000	1,330,419
KCP&L Greater Missouri Operations Co.
11.875%, 7/1/12	4,000,000	4,301,904
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	900,000	943,487
Nevada Power Co.
5.875%, 1/15/15	150,000	167,597
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	17,680,000	17,988,693
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	1,625,000	1,750,611
PSEG Power LLC
6.950%, 6/1/12	1,701,000	1,765,167
2.500%, 4/15/13	3,980,000	4,030,582
Public Service Co. of Colorado
4.875%, 3/1/13	2,000,000	2,109,212
Southern Co.
5.300%, 1/15/12	2,800,000	2,833,586
Virginia Electric & Power Co.
Series A
4.750%, 3/1/13	3,550,000	3,733,574

		66,106,845

Gas Utilities (1.7%)
DCP Midstream LLC
9.700%, 12/1/13§	2,100,000	2,407,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
DCP Midstream Operating LP
3.250%, 10/1/15	$3,300,000	$3,312,517
NGPL PipeCo LLC
6.514%, 12/15/12§	28,929,000	30,109,968
Rockies Express Pipeline LLC
6.250%, 7/15/13§	19,400,000	20,644,898

		56,475,256

Multi-Utilities (0.6%)
Dominion Resources, Inc.
5.700%, 9/17/12	2,555,000	2,666,896
5.000%, 3/15/13	2,390,000	2,526,593
1.800%, 3/15/14	15,000,000	15,137,145

		20,330,634

Total Utilities		142,912,735

Total Corporate Bonds		1,839,022,604

Government Securities (41.5%)
Agency ABS (24.5%)
Federal Farm Credit Bank
0.262%, 7/22/13(l)	20,000,000	20,003,680
Federal Home Loan Mortgage Corp.
1.162%, 11/2/12(l)	176,700,000	176,629,143
1.172%, 2/4/13(l)	28,600,000	28,581,782
0.191%, 3/21/13(l)	150,000,000	149,962,800
1.172%, 6/3/13(l)	125,000,000	124,861,125
Federal National Mortgage Association
0.254%, 8/23/12(l)	54,741,000	54,767,714
0.254%, 11/23/12(l)	30,500,000	30,513,328
0.261%, 12/20/12(l)	228,375,000	228,493,070
0.267%, 12/28/12(l)	1,100,000	1,100,560
National Credit Union Administration Guaranteed Notes Series 2010-A1 A
0.574%, 12/7/20(l)	4,149,918	4,152,276
Small Business Administration Series 2008-P10A
5.902%, 2/10/18	647,336	734,159
Series P10A
4.504%, 2/1/14	19,482	20,382
Small Business Administration Participation Certificates Series 2003-20I
5.130%, 9/1/23	21,570	23,582
Series 2004-20C
4.340%, 3/1/24	135,476	145,705
Series 2005-20B
4.625%, 2/1/25	153,340	166,407
Series 2008-20G
5.870%, 7/1/28	10,218,373	11,539,754
Series 2008-20H
6.020%, 8/1/28	9,506,559	10,789,049

		842,484,516

Agency CMO (3.9%)
Federal Home Loan Mortgage Corp.
4.500%, 5/15/17	12,995	13,175
5.000%, 1/15/18	11,677	11,673
0.459%, 2/15/19(l)	3,255,141	3,259,947
0.379%, 7/15/19(l)	1,592,901	1,593,980
5.000%, 2/15/20	303,639	309,811
5.000%, 8/15/20	159,326	166,448
0.379%, 10/15/20(l)	2,976,465	2,972,552
6.500%, 4/15/29	29,228	31,773
0.579%, 12/15/29(l)	3,757	3,743
0.579%, 12/15/30(l)	13,745	13,753
0.629%, 9/15/36(l)	228,839	228,768
0.609%, 11/15/36(l)	198,613	198,376
0.729%, 7/15/39(l)	1,911,374	1,912,301
0.729%, 2/15/41(l)	16,500,903	16,566,194
0.649%, 4/15/41(l)	7,043,585	7,045,344
0.679%, 9/15/41(l)	15,000,000	14,999,934
6.500%, 7/25/43	11,705	14,040
1.451%, 10/25/44(l)	1,067,122	1,027,139
1.452%, 2/25/45(l)	1,356,307	1,305,227
Federal National Mortgage Association
4.500%, 11/25/29	4,836,297	4,896,855
0.535%, 5/25/35(l)	285,609	284,753
2.393%, 5/25/35(l)	453,654	467,494
0.288%, 12/25/36(l)	71,053	68,879
0.435%, 10/27/37(l)	6,700,000	6,568,986
0.815%, 6/25/41(l)	9,470,514	9,481,355
0.785%, 9/25/41(l)	19,593,812	19,643,221
0.585%, 5/25/42(l)	73,280	72,764
National Credit Union Administration Guaranteed Notes Series 2010-C1 A1
1.600%, 10/29/20	10,053,243	10,150,634
Series 2010-R3 1A
0.784%, 12/8/20(l)	9,378,282	9,431,035
Series 2010-R3 2A
0.784%, 12/8/20(l)	4,664,905	4,691,145
Series 2011-R4 1A
0.604%, 3/6/20(l)	16,340,426	16,348,086

		133,779,385

Municipal Bonds (2.6%)
Arkansas Student Loan Authority
1.212%, 11/25/43(l)	3,904,664	3,861,830
City of New York, New York
1.520%, 8/1/13	10,000,000	10,093,600
New Jersey Economic Development Authority
1.347%, 6/15/13(l)	7,000,000	7,025,270
North Carolina State Education Assistance Authority
0.785%, 10/26/20	16,700,000	16,665,264
South Carolina Student Loan Corp.
0.703%, 1/25/21(l)	11,352,287	11,281,216
State of Illinois
2.926%, 2/1/13	3,900,000	3,938,649
Tobacco Settlement Finance Authority of West Virginia, Class A
7.467%, 6/1/47	1,315,000	954,782
University of California
0.319%, 7/1/41(l)	35,000,000	34,999,650
1.988%, 5/15/50(l)	1,500,000	1,525,890

		90,346,151

U.S. Government Agencies (10.5%)
Federal Home Loan Banks
0.250%, 8/8/12	25,000,000	24,993,650
0.166%, 12/27/12(l)	75,000,000	74,943,075
0.625%, 4/19/13	5,000,000	5,000,530
Federal Home Loan Mortgage Corp.
1.125%, 8/8/14	30,100,000	30,157,280
2.490%, 11/1/23(l)	5,476	5,672
2.490%, 1/1/34(l)	43,403	45,385
4.778%, 3/1/35(l)	209,642	221,843
4.909%, 10/1/35(l)	137,235	145,364
5.089%, 10/1/35(l)	207,350	224,554
4.756%, 11/1/35(l)	195,333	209,105
2.108%, 7/1/36(l)	1,591,451	1,653,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.820%, 9/1/36(l)	$1,522,277	$1,581,534
3.416%, 10/1/36(l)	1,367,647	1,423,886
Federal National Mortgage Association
5.250%, 8/1/12	6,000,000	6,247,692
1.625%, 8/8/14	20,000,000	20,075,340
2.375%, 1/27/16	4,000,000	4,026,420
0.891%, 1/1/21(l)	4,945,545	4,935,639
2.555%, 11/1/34(l)	1,206,184	1,267,872
2.160%, 1/1/35(l)	36,354	37,772
2.281%, 7/1/35(l)	230,494	240,627
5.603%, 12/1/35(l)	356,569	387,879
5.678%, 1/1/36(l)	320,295	340,751
5.647%, 3/1/36(l)	493,606	527,417
5.726%, 3/1/36(l)	576,702	617,154
1.452%, 3/1/44(l)	720,968	715,254
1.452%, 7/1/44(l)	10,858	10,772
1.452%, 10/1/44(l)	54,484	54,053
4.500%, 10/25/26 TBA	169,000,000	179,932,188

		360,021,923

Total Government Securities		1,426,631,975

Total Long-Term Debt Securities (104.6%) (Cost $3,617,881,879)		3,598,201,005

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	1,136,366

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		1,136,366

COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	592

Total Common Stock (0.0%) (Cost $790)		592

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.03%, 2/9/12 (p)	$900,000	899,887
0.05%, 3/29/12 (p)	979,000	978,734

Total Short-Term Investments (0.1%) (Cost $1,878,692)		1,878,621

Total Investments Before Options Written and Securities Sold Short (104.7%) (Cost $3,620,861,361)		3,601,216,584

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
90 Day Eurodollar Future
March 2012 @ $99.38*	(343)	(160,781)

		(160,781)

	Number of Contracts	Value (Note 1)
Put Option Written (0.0%)
90 Day Eurodollar Future
March 2012 @ $99.38*	(343)	$(130,769)

		(130,769)

Total Options Written (0.0%) (Premiums Received $444,185)		(291,550)

Total Investments Before Securities Sold Short (104.7%) (Cost$3,620,417,176)		3,600,925,034

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B*†	(13)	(203)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(203)

Total Investments after Options Written and Securities Sold Short (104.7%) (Cost $3,620,417,176)		3,600,924,831
Other Assets Less Liabilities (-4.7%)		(161,383,320)

Net Assets (100%)		$3,439,541,511

*	Non-income producing.

†	Securities (totaling $(203) or(0.0%) of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $402,864,306 or 11.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Options written through the nine months ended September 30, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2011	1,026	$531,417
Options Written	686	444,185
Options Terminated in Closing Purchase Transactions	(1,026)	(531,417)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2011	686	$444,185

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage- Backed Securities
Asset-Backed Securities	$—	$239,924,500	$—	$239,924,500
Non-Agency CMO	—	92,621,926	—	92,621,926
Common Stocks
Financials	592	—	—	592
Convertible Preferred Stocks
Financials	1,136,366	—	—	1,136,366
Corporate Bonds
Consumer Discretionary	—	152,791,745	—	152,791,745
Consumer Staples	—	221,124,646	—	221,124,646
Energy	—	99,513,307	—	99,513,307
Financials	—	857,563,749	—	857,563,749
Health Care	—	22,567,207	—	22,567,207
Industrials	—	76,459,078	—	76,459,078
Information Technology	—	94,640,123	—	94,640,123
Materials	—	83,877,305	—	83,877,305
Telecommunication Services	—	87,572,709	—	87,572,709
Utilities	—	142,912,735	—	142,912,735
Forward Currency Contracts	—	188,258	—	188,258
Government Securities
Agency ABS	—	842,484,516	—	842,484,516
Agency CMO	—	133,779,385	—	133,779,385
Municipal Bonds	—	90,346,151	—	90,346,151
U.S. Government Agencies	—	360,021,923	—	360,021,923
Short-Term Investments	—	1,878,621	—	1,878,621

Total Assets	$1,136,958	$3,600,267,884	$—	$3,601,404,842

Liabilities:
Common Stocks
Financials	$—	$—	$(203)	$(203)
Forward Currency Contracts	—	(315,914)	—	(315,914)
Options Written

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Call Options Written	$(160,781)	$—	$—	$(160,781)
Put Options Written	(130,769)	—	—	(130,769)

Total Liabilities	$(291,550)	$(315,914)	$(203)	$(607,667)

Total	$845,408	$3,599,951,970	$(203)	$3,600,797,175

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt Securities-Asset Backed Securities	Investments in Common Stocks- Financials	Investments in Long-Term Debt Securities-Government Bond
Balance as of 12/31/10	$2,709,093	$(83)	$4,984,445
Total gains or losses (realized/unrealized) included in earnings	(32,032)	(120)	41,795
Purchases	—	—	233,110
Sales	(703,442)	—	(568,205)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,973,619)	—	(4,691,145)

Balance as of 9/30/11	$—	$(203)	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$(120)	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$6,171,892,358
Long-term U.S. Treasury securities	87,467,551

$6,259,359,909

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$5,458,382,526
Long-term U.S. Treasury securities	219,271,111

$5,677,653,637

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,448,816
Aggregate gross unrealized depreciation	(30,395,036)

Net unrealized depreciation	$(19,946,220)

Federal income tax cost of investments	$3,621,162,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.6%)
Asset-Backed Securities (2.7%)
Ally Auto Receivables Trust, Series 2011-2 A2
0.670%, 10/15/13		$740,000	$739,684
AmeriCredit Automobile Receivables Trust, Series 2011-3 A2
0.840%, 11/10/14		1,015,000	1,013,745
Series 2011-4 A2
0.920%, 3/9/15		500,000	499,712
BMW Vehicle Lease Trust, Series 2011-1 A2
0.640%, 4/22/13		1,130,000	1,129,935
CarMax Auto Owner Trust, Series 2009-2 A4
2.820%, 12/15/14		320,000	330,820
CitiFinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)		109,078	91,694
CNH Equipment Trust, Series 2010-C A3
1.170%, 5/15/15		621,759	624,066
Discover Card Master Trust, Series 2009-A1 A1
1.529%, 12/15/14(l)		381,000	384,200
Series 2009-A2 A
1.529%, 2/17/15(l)		327,000	329,567
Series 2010-A1 A1
0.879%, 9/15/15(l)		342,000	344,526
FASTR 2011-R3 A2 1.96% 15/JUL/2015, Series 2011-R3 A2
1.960%, 7/15/15(b)§	CAD	1,014,000	970,136
Ford Credit Auto Lease Trust, Series 2011-A A2
0.740%, 9/15/13		$1,080,000	1,079,151
Ford Credit Auto Owner Trust, Series 2011-B A2
0.680%, 1/15/14		985,000	983,322
Ford Credit Floorplan Master Owner Trust, Series 2009-2 A
1.779%, 9/15/14(l)		1,450,000	1,465,278
GE Capital Credit Card Master Note Trust, Series 2011-1 A
0.779%, 1/15/17(l)		565,000	567,076
Series 2011-2 A
0.709%, 5/15/19(l)		970,000	970,134
GE Equipment Midticket LLC, Series 2011-1 A3
1.000%, 8/24/15		302,234	302,228
Huntington Auto Trust, Series 2011-1A A3
1.010%, 1/15/16§		474,000	474,296
Hyundai Auto Lease Securitization Trust, Series 2011-A A2
0.690%, 11/15/13§		481,000	480,447
Hyundai Floorplan Master Owner Trust, Series 2009-1A A
1.479%, 11/17/14(l)§		780,000	782,398
John Deere Owner Trust, Series 2011-A A2
0.640%, 6/16/14		810,000	809,640
Mercedes-Benz Auto Lease Trust, Series 2011-1A A2
0.790%, 4/15/13§		1,329,417	1,329,836
MMCA Automobile Trust, Series 2011-A A2
0.750%, 10/15/13§		810,000	809,794
Option One Mortgage Loan Trust, Series 2006-3 M1
0.465%, 2/25/37(l)		895,000	6,873
Penarth Master Issuer plc, Series 2010-2A A2
0.981%, 12/18/14(l)§		1,550,000	1,547,179
Residential Asset Securities Corp., Series 2003-KS3 A2
0.835%, 5/25/33(l)		44,641	33,605
SmartTrust, Series 2011-2USA A2A
1.220%, 11/14/13§		935,000	934,497
Volkswagen Auto Loan Enhanced Trust, Series 2011-1 A3
1.220%, 6/22/15		1,375,000	1,382,464
World Omni Automobile Lease Securitization Trust, Series 2011-A A2
0.810%, 10/15/13		1,305,000	1,304,390

			21,720,693

Non-Agency CMO (1.9%)
Banc of America Commercial Mortgage, Inc., Series 2006-5 A4
5.414%, 9/10/47		865,000	912,458
Bear Stearns Alt-A Trust, Series 2006-1 22A1
2.647%, 2/25/36(l)		555,229	307,066
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12 A4
5.903%, 9/11/38(l)		381,000	420,439
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.070%, 5/25/35(l)		314,836	276,012
Series 2006-AR1 3A1
2.690%, 3/25/36(l)		610,984	384,271
CS First Boston Mortgage Securities Corp., Series 2004-C1 A4
4.750%, 1/15/37(l)		303,000	317,994
Greenwich Capital Commercial Funding Corp., Series 2003-C1 A4
4.111%, 7/5/35		567,043	583,689
Series 2005-GG3 A4
4.799%, 8/10/42(l)		900,000	957,923
Series 2007-GG9 A2
5.381%, 3/10/39		1,478,141	1,487,229
GS Mortgage Securities Corp. II, Series 2006-GG6 A4
5.553%, 4/10/38(l)		1,642,000	1,759,413

Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
5.454%, 5/25/36(l)		286,062	127,466
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11 A4
5.335%, 8/12/37(l)		642,000	694,446
Series 2006-CB14 A4
5.481%, 12/12/44(l)		349,000	370,799
Series 2007-LDPX A3
5.420%, 1/15/49		792,000	821,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust, Series 2003-C3 A4
4.166%, 5/15/32	$863,000	$889,619
Series 2004-C2 A4
4.367%, 3/15/36	266,000	278,741
Series 2004-C4 A4
5.497%, 6/15/29(l)	275,000	295,895
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8 A1C1
5.250%, 8/25/36(l)	183,587	176,992
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 A4
6.097%, 6/12/46(l)	74,000	80,808
Series 2006-3 A4
5.414%, 7/12/46(l)	1,921,000	2,060,180
Morgan Stanley Capital I, Inc., Series 2006-IQ12 A4
5.332%, 12/15/43	558,000	600,188
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1 A1A
0.942%, 2/25/47(l)	575,047	318,315
WF-RBS Commercial Mortgage Trust, Series 2011-C3 A2
3.240%, 3/15/44§	1,737,539	1,749,502

		15,870,802

Total Asset-Backed and Mortgage-Backed Securities		37,591,495

Corporate Bonds (8.5%)
Consumer Discretionary (1.0%)
Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
5.625%, 2/15/13	314,000	326,379

Household Durables (0.0%)
Mohawk Industries, Inc.
6.875%, 1/15/16	203,000	209,597
Whirlpool Corp.
8.600%, 5/1/14	75,000	85,544

		295,141

Media (0.9%)
CBS Corp.
8.875%, 5/15/19	281,000	358,882
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	385,241
Comcast Corp.
5.150%, 3/1/20	615,000	694,149
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	289,267
4.600%, 2/15/21	335,000	344,014
News America, Inc.
9.250%, 2/1/13	332,000	362,668
6.550%, 3/15/33	173,000	187,681
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	748,026
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	372,136
5.000%, 2/1/20	352,000	373,923
Time Warner Entertainment Co. LP
8.375%, 3/15/23	384,000	491,689
Time Warner, Inc.
7.625%, 4/15/31	662,000	826,340
Turner Broadcasting System, Inc.
8.375%, 7/1/13	356,000	395,657
Viacom, Inc.
5.625%, 9/15/19	688,000	776,005
WPP Finance UK Corp.
5.875%, 6/15/14	226,000	244,284
8.000%, 9/15/14	312,000	353,116

		7,203,078

Multiline Retail (0.0%)
JC Penney Co., Inc.
5.650%, 6/1/20	208,000	195,000

Total Consumer Discretionary		8,019,598

Consumer Staples (0.3%)
Beverages (0.1%)
Fortune Brands, Inc.
3.000%, 6/1/12	614,000	617,541

Food & Staples Retailing (0.1%)
CVS Caremark Corp.
6.600%, 3/15/19	344,000	418,431
Delhaize Group S.A.
5.875%, 2/1/14	186,000	202,677

		621,108

Food Products (0.1%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	296,000	310,738
5.100%, 7/15/15	217,000	225,526
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	560,093

		1,096,357

Total Consumer Staples		2,335,006

Energy (1.0%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
9.625%, 3/1/19	560,000	723,528

Oil, Gas & Consumable Fuels (0.9%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	298,000	325,952
6.450%, 9/15/36	206,000	217,905
Energy Transfer Partners LP
6.700%, 7/1/18	178,000	199,236
7.500%, 7/1/38	357,000	387,547
EQT Corp.
8.125%, 6/1/19	395,000	478,897
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)	656,000	660,920
Hess Corp.
8.125%, 2/15/19	40,000	51,557
7.875%, 10/1/29	90,000	121,113
KazMunaiGaz Finance Sub B.V.
7.000%, 5/5/20§	458,000	458,000
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	280,000	276,535
Marathon Petroleum Corp.
3.500%, 3/1/16§	89,000	91,757
5.125%, 3/1/21§	151,000	157,249
Nabors Industries, Inc.
9.250%, 1/15/19	620,000	784,309
Noble Energy, Inc.
8.250%, 3/1/19	575,000	754,958
Noble Holding International Ltd.
4.900%, 8/1/20	56,000	60,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Petrobras International Finance Co.
5.750%, 1/20/20		$535,000	$555,330
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	857,328
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	516,771
Valero Energy Corp.
6.125%, 2/1/20		168,000	186,419
Williams Cos., Inc.
7.750%, 6/15/31		335,000	402,163
Williams Partners LP
5.250%, 3/15/20		325,000	349,569
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	169,307

			8,063,061

Total Energy			8,786,589

Financials (4.1%)
Capital Markets (0.6%)
Bear Stearns Cos. LLC
5.550%, 1/22/17		524,000	548,431
Goldman Sachs Group, Inc.
7.500%, 2/15/19		732,000	816,853
6.000%, 6/15/20		494,000	508,160
5.250%, 7/27/21		207,000	204,209
Jefferies Group, Inc.
5.125%, 4/13/18		380,000	355,872
6.875%, 4/15/21		297,000	308,484
Macquarie Group Ltd.
4.875%, 8/10/17§		763,000	752,207
Merrill Lynch & Co., Inc.
6.050%, 5/16/16		138,000	124,191
6.400%, 8/28/17		329,000	318,980
Morgan Stanley
5.625%, 1/9/12		223,000	224,973
6.625%, 4/1/18		345,000	342,261
5.500%, 7/24/20		793,000	718,234

			5,222,855

Commercial Banks (1.3%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	161,000	125,214
BankAmerica Capital II
8.000%, 12/15/26		$212,000	197,160
Compass Bank
5.500%, 4/1/20		543,000	532,979
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	361,135
National Capital Trust II
5.486%, 12/29/49(l)§		181,000	159,406
National City Bank/Ohio
6.200%, 12/15/11		232,000	234,031
Royal Bank of Scotland plc
1.450%, 10/20/11§		2,486,000	2,487,012
2.625%, 5/11/12§		1,341,000	1,358,040
6.125%, 1/11/21		555,000	548,653
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
7.750%, 5/29/18§		1,192,000	1,242,660
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§		737,000	708,342
Shinhan Bank
4.125%, 10/4/16§		685,000	667,483
Societe Generale S.A.
2.500%, 1/15/14§		355,000	330,207
5.200%, 4/15/21§		355,000	308,237
SouthTrust Corp.
5.800%, 6/15/14		367,000	390,859
Standard Chartered plc
6.409%, 1/29/49(l)§		525,000	443,460
UFJ Finance Aruba AEC
6.750%, 7/15/13		232,000	249,307
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		340,000	262,218
Wachovia Corp.
5.500%, 5/1/13		258,000	274,164

			10,880,567

Consumer Finance (0.1%)
SLM Corp.
5.400%, 10/25/11		326,000	325,978
5.375%, 5/15/14		166,000	163,366

			489,344

Diversified Financial Services (0.9%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		487,000	477,124
Bank of America Corp.
7.375%, 5/15/14		450,000	463,964
5.650%, 5/1/18		285,000	270,617
7.625%, 6/1/19		127,000	133,403
Citigroup, Inc.
5.500%, 4/11/13		553,000	569,162
6.500%, 8/19/13		150,000	157,844
8.500%, 5/22/19		652,000	787,499
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	625,960
JPMorgan Chase & Co.
6.300%, 4/23/19		622,000	703,687
4.400%, 7/22/20		314,000	317,686
7.900%, 4/29/49(l)		217,000	223,512
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)		313,000	206,580
Nationwide Building Society
6.250%, 2/25/20§		812,000	818,357
ORIX Corp.
4.710%, 4/27/15		770,000	798,363
QBE Capital Funding III Ltd.
7.250%, 5/24/41(l)§		205,000	185,301
TECO Finance, Inc.
4.000%, 3/15/16		177,000	186,589
5.150%, 3/15/20		218,000	239,448
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)		291,000	336,833

			7,501,929

Insurance (0.9%)
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16		198,000	224,870
American International Group, Inc.
6.400%, 12/15/20		440,000	448,268
Assurant, Inc.
5.625%, 2/15/14		152,000	159,202
Genworth Financial, Inc.
6.515%, 5/22/18		628,000	551,583
Guardian Life Insurance Co. of America
7.375%, 9/30/39§		385,000	507,748
Hartford Financial Services Group, Inc.
4.000%, 3/30/15		161,000	161,958
5.500%, 3/30/20		756,000	737,111
Lincoln National Corp.
8.750%, 7/1/19		178,000	210,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	6,905,957	6,905,957
	Principal Amount	Value (Note 1)
Markel Corp.
7.125%, 9/30/19	$391,000	$443,008
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	342,000	514,969
Metlife Capital Trust IV
7.875%, 12/15/37§	327,000	322,095
MetLife, Inc.
7.717%, 2/15/19	199,000	243,926
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	607,000	707,134
Principal Financial Group, Inc.
7.875%, 5/15/14	491,000	557,716
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	316,000	368,601
XL Group plc
5.250%, 9/15/14	384,000	399,820
Series E
6.500%, 12/29/49(l)	442,000	346,970

		6,905,957

Real Estate Investment Trusts (REITs) (0.3%)
ERP Operating LP
5.250%, 9/15/14	496,000	534,802
HCP, Inc.
5.650%, 12/15/13	278,000	291,983
6.000%, 1/30/17	504,000	530,656
Health Care REIT, Inc.
6.200%, 6/1/16	508,000	545,903
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	259,000	267,586
Ventas Realty LP/Ventas Capital Corp.
6.750%, 4/1/17	147,000	153,135

		2,324,065

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	232,000	204,747

Total Financials		33,529,464

Health Care (0.2%)
Health Care Providers & Services (0.2%)
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	503,281
6.125%, 1/15/15	58,000	64,193
5.950%, 3/15/17	149,000	166,966
Humana, Inc.
6.450%, 6/1/16	66,000	74,693
7.200%, 6/15/18	479,000	567,341
6.300%, 8/1/18	98,000	111,473

		1,487,947

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	113,000	121,914

Total Health Care		1,609,861

Industrials (0.6%)
Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	467,000	500,723
5.750%, 12/15/16	204,000	226,148

		726,871

Building Products (0.1%)
Griffon Corp.
7.125%, 4/1/18	232,000	204,740
Owens Corning, Inc.
6.500%, 12/1/16	451,000	486,510

		691,250

Commercial Services & Supplies (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	266,617
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	170,542	161,162
Republic Services, Inc.
5.500%, 9/15/19	422,000	481,721

		909,500

Road & Rail (0.2%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	719,984
Canadian Pacific Railway Co.
6.500%, 5/15/18	70,000	83,076
Con-way, Inc.
6.700%, 5/1/34	432,000	422,156
Ryder System, Inc.
7.200%, 9/1/15	210,000	249,613
5.850%, 11/1/16	221,000	255,057

		1,729,886

Trading Companies & Distributors (0.1%)
Noble Group Ltd.
6.750%, 1/29/20§	794,000	698,720

Total Industrials		4,756,227

Information Technology (0.1%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
7.500%, 5/15/25	45,000	52,697

Internet Software & Services (0.0%)
eAccess Ltd.
8.250%, 4/1/18§	137,000	125,355

IT Services (0.0%)
Computer Sciences Corp.
5.500%, 3/15/13	233,000	244,026

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	17,000	19,354
6.750%, 2/1/17	321,000	368,418

		387,772

Total Information Technology		809,850

Materials (0.5%)
Chemicals (0.2%)
Dow Chemical Co.
7.600%, 5/15/14	121,000	137,428
8.550%, 5/15/19	302,000	386,850
Lyondell Chemical Co.
8.000%, 11/1/17§	216,000	232,740
Mosaic Co.
7.625%, 12/1/16§	369,000	386,989
PPG Industries, Inc.
5.750%, 3/15/13	266,000	283,242

		1,427,249

Construction Materials (0.0%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	67,000	71,110

Containers & Packaging (0.0%)
Packaging Corp. of America
5.750%, 8/1/13	247,000	263,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.2%)
Anglo American Capital plc
9.375%, 4/8/19§	$631,000	$835,684
ArcelorMittal S.A.
6.125%, 6/1/18	789,000	761,678
Teck Resources Ltd.
6.000%, 8/15/40	46,000	47,343

		1,644,705

Paper & Forest Products (0.1%)
International Paper Co.
7.950%, 6/15/18	551,000	636,420
Westvaco Corp.
8.200%, 1/15/30	104,000	117,906

		754,326

Total Materials		4,161,087

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Embarq Corp.
7.082%, 6/1/16	306,000	316,760
Pacific Bell Telephone Co.
6.625%, 10/15/34	605,000	629,198
Telecom Italia Capital S.A.
6.175%, 6/18/14	564,000	561,270
7.175%, 6/18/19	444,000	445,154

		1,952,382

Wireless Telecommunication Services (0.1%)
American Tower Corp.
5.050%, 9/1/20	613,000	611,753
U.S. Cellular Corp.
6.700%, 12/15/33	278,000	279,565

		891,318

Total Telecommunication Services		2,843,700

Utilities (0.4%)
Electric Utilities (0.1%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	321,000	342,699
FirstEnergy Corp.
Series B
6.450%, 11/15/11	33,000	33,180
Series C
7.375%, 11/15/31	223,000	275,035
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	364,000	390,336
Union Electric Co.
6.700%, 2/1/19	77,000	94,588

		1,135,838

Gas Utilities (0.0%)
DCP Midstream LLC
5.350%, 3/15/20§	206,000	217,029

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	565,000	576,202

Multi-Utilities (0.2%)
Ameren Corp.
8.875%, 5/15/14	430,000	486,386
CMS Energy Corp.
8.750%, 6/15/19	281,000	327,518
NiSource Finance Corp.
6.800%, 1/15/19	425,000	495,727

		1,309,631

Total Utilities		3,238,700

Total Corporate Bonds		70,090,082

Government Securities (19.8%)
Agency ABS (2.1%)
Federal Farm Credit Bank
0.245%, 10/12/12(l)	200,000	200,097
0.295%, 6/26/13(l)	700,000	700,496
0.269%, 9/29/14(l)	4,570,000	4,561,852
Federal National Mortgage Association
0.260%, 10/18/12(l)	200,000	200,119
0.254%, 11/23/12(l)	6,220,000	6,222,718
Residual Funding Corp.
0.000%, 7/15/20 PO STRIPS	6,305,000	5,219,481

		17,104,763

Foreign Governments (0.1%)
MDC-GMTN B.V.
3.750%, 4/20/16§	685,000	709,759
Russian Federation
7.500%, 3/31/30(e)(m)	470,560	528,759

		1,238,518

Supranational (0.3%)
Asian Development Bank
5.500%, 6/27/16	422,000	506,379
European Investment Bank
4.875%, 2/15/36	223,000	260,860
Inter-American Development Bank
5.125%, 9/13/16	473,000	556,774
International Bank for Reconstruction & Development
9.250%, 7/15/17	266,000	374,619
Nordic Investment Bank
5.000%, 2/1/17	473,000	557,277

		2,255,909

U.S. Government Agencies (9.5%)
Federal Home Loan Mortgage Corp.
2.449%, 3/1/34(l)	224,188	235,648
5.500%, 1/1/35	504,998	548,811
5.500%, 7/1/35	335,447	364,968
2.592%, 4/1/36(l)	1,045,060	1,103,034
4.438%, 11/1/37(l)	208,142	218,930
5.500%, 4/1/38	1,472,320	1,594,074
4.500%, 10/1/39	7,379,999	7,815,880
Federal National Mortgage Association
4.500%, 6/1/26	4,679,295	4,981,439
9.000%, 8/1/26	3,156	3,658
6.250%, 5/15/29	5,743,000	8,143,459
5.500%, 4/1/33	484,009	527,853
5.500%, 7/1/33	556,439	606,844
5.000%, 11/1/33	1,482,637	1,599,395
2.462%, 3/1/34(l)	462,136	486,349
5.500%, 4/1/34	268,802	293,151
5.500%, 5/1/34	171,175	186,654
5.500%, 11/1/34	803,808	876,371
5.500%, 2/1/35	5,512,521	6,011,016
6.000%, 4/1/35	555,537	616,082
4.500%, 8/1/35	1,071,994	1,142,553
4.500%, 9/1/35	984,871	1,051,235
5.000%, 2/1/36	1,000,067	1,078,197
5.000%, 7/1/36	413,550	445,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.942%, 2/1/37(l)	$267,384	$277,310
5.500%, 3/1/37	643,543	701,035
4.923%, 6/1/37(l)	899,455	944,994
3.229%, 8/1/37(l)	289,757	305,275
6.000%, 8/1/37	5,887,887	6,461,496
6.000%, 10/1/37	3,262,223	3,580,035
5.500%, 5/1/38	752,306	816,693
6.000%, 5/1/38	1,044,238	1,145,969
5.500%, 6/1/38	3,293,967	3,578,972
4.977%, 10/1/39(l)	917,985	962,933
5.000%, 12/1/39	641,346	689,547
6.000%, 2/1/40	636,592	698,411
6.000%, 4/1/40	488,744	536,282
4.000%, 1/1/41	1,494,994	1,568,518
4.500%, 10/25/26 TBA	1,778,000	1,893,014
3.500%, 10/25/41 TBA	4,265,000	4,380,288
4.000%, 10/25/41 TBA	9,295,000	9,742,322
Government National Mortgage Association
8.500%, 10/15/17	1,175	1,301
8.500%, 11/15/17	4,346	4,814
8.000%, 7/15/26	354	407

		78,221,140

U.S. Treasuries (7.8%)
U.S. Treasury Bonds
5.375%, 2/15/31	3,325,000	4,677,341
4.500%, 2/15/36	3,353,000	4,341,612
4.625%, 2/15/40	7,450,000	9,955,062
U.S. Treasury Notes
1.500%, 6/30/16	8,280,000	8,508,362
1.000%, 8/31/16	17,205,000	17,248,013
3.625%, 2/15/20	2,833,000	3,270,344
2.625%, 11/15/20	15,285,000	16,345,397

		64,346,131

Total Government Securities		163,166,461

Total Long-Term Debt Securities (32.9%) (Cost $257,329,115)		270,848,038

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII
8.500%(l)	13,000	326,300

Total Preferred Stocks (0.0%) (Cost $325,000)		326,300

COMMON STOCK:
Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	657

Total Common Stocks (0.0%) (Cost $—)		657

INVESTMENT COMPANIES:
Investment Companies(64.8%)
ATM Core Bond Portfolio‡	52,363,673	502,972,504
EQ/Intermediate Government Bond Index Portfolio‡	2,940,667	$30,489,560

Total Investment Companies (64.8%) (Cost $518,063,985)		533,462,064

Total Investments (97.7%) (Cost $775,718,100)		804,637,059
Other Assets Less Liabilities (2.3%)		18,766,474

Net Assets (100%)		$823,403,533

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $28,600,370 or 3.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2011. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ABS — Asset-Backed Security

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

PO — Principal Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio(aa)	$619,170,989	$4,213,936	$107,582,242	$502,972,504	$21,497	$4,031,871
EQ/Intermediate Government Bond Index Portfolio(bb)	—	29,511,447	—	30,489,560	13,270	—

	$619,170,989	$33,725,383	$107,582,242	$533,462,064	$34,767	$4,031,871

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Core Bond Portfolio for Class K in the amount of $517,024,006, representing 53,662,019 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.
(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $28,626,833, representing 2,771,764 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

		Local	U.S. $	U.S. $
		Contract Buy	Current	Current	Unrealized
		Amount	Buy	Sell	Appreciation/
	Counterparty	(000’s)	Value	Value	(Depreciation)
Foreign Currency Buy Contracts
Mexican Peso vs. U.S. Dollar, expiring 10/19/11	Barclays Bank plc	35,862	$2,581,923	$2,760,424	$(178,501)
Mexican Peso vs. U.S. Dollar, expiring 10/19/11	JPMorgan Chase Bank	551	39,690	40,953	(1,263)

					$(179,764)

		Local	U.S. $	U.S. $
		Contract Sell	Current	Current	Unrealized
		Amount	Buy	Sell	Appreciation/
	Counterparty	(000’s)	Value	Value	(Depreciation)
Foreign Currency Sell Contracts
Canadian Dollar vs. U.S. Dollar, expiring 10/21/11	Barclays Bank plc	1,014	$1,015,686	$967,231	$48,455
European Union Euro vs. U.S. Dollar, expiring 10/17/11	Royal Bank of Canada	122	166,227	162,820	3,407
Mexican Peso vs. U.S. Dollar, expiring 10/19/11	HSBC Bank plc	33,762	2,732,835	2,430,741	302,094
Mexican Peso vs. U.S. Dollar, expiring 10/19/11	HSBC Bank plc	2,651	212,033	190,873	21,160

					$375,116

					$195,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$21,720,693	$—	$21,720,693
Non-Agency CMO	—	15,870,802	—	15,870,802
Common Stocks
Financials	657	—	—	657
Corporate Bonds
Consumer Discretionary	—	8,019,598	—	8,019,598
Consumer Staples	—	2,335,006	—	2,335,006
Energy	—	8,786,589	—	8,786,589
Financials	—	33,529,464	—	33,529,464
Health Care	—	1,609,861	—	1,609,861
Industrials	—	4,756,227	—	4,756,227
Information Technology	—	809,850	—	809,850
Materials	—	4,161,087	—	4,161,087
Telecommunication Services	—	2,843,700	—	2,843,700
Utilities	—	3,238,700	—	3,238,700
Forward Currency Contracts	—	375,116	—	375,116
Government Securities
Agency ABS	—	17,104,763	—	17,104,763
Foreign Governments	—	1,238,518	—	1,238,518
Supranational	—	2,255,909	—	2,255,909
U.S. Government Agencies	—	78,221,140	—	78,221,140
U.S. Treasuries	—	64,346,131	—	64,346,131
Investment Companies
Investment Companies	—	533,462,064	—	533,462,064
Preferred Stocks
Financials	326,300	—	—	326,300

Total Assets	$326,957	$804,685,218	$—	$805,012,175

Liabilities:
Forward Currency Contracts	$—	$(179,764)	$—	$(179,764)

Total Liabilities	$—	$(179,764)	$—	$(179,764)

Total	$326,957	$804,505,454	$—	$804,832,411

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$187,075,824
Long-term U.S. Treasury securities	72,894,637

$259,970,461

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$288,628,240
Long-term U.S. Treasury securities	60,816,032

$349,444,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,663,602
Aggregate gross unrealized depreciation	(2,820,852)

Net unrealized appreciation	$28,842,750

Federal income tax cost of investments	$775,794,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX

PORTFOLIO PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$478,973
Cooper Tire & Rubber Co.	55,722	606,813
Dana Holding Corp.*	118,365	1,242,832
Dorman Products, Inc.*	10,700	353,956
Drew Industries, Inc.	18,670	373,027
Exide Technologies, Inc.*	60,600	242,400
Fuel Systems Solutions, Inc.*	12,100	232,441
Modine Manufacturing Co.*	39,726	359,917
Stoneridge, Inc.*	19,300	100,746
Superior Industries International, Inc.	16,146	249,456
Tenneco, Inc.*	45,497	1,165,178

		5,405,739

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	130,414

Distributors (0.2%)
Core-Mark Holding Co., Inc.*	8,000	245,040
Pool Corp.	42,178	1,104,220

		1,349,260

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	16,907	574,838
Ascent Capital Group, Inc., Class A*	13,131	516,311
Bridgepoint Education, Inc.*	12,904	225,046
Capella Education Co.*	12,845	364,541
Coinstar, Inc.*	24,386	975,440
Grand Canyon Education, Inc.*	24,848	401,295
Hillenbrand, Inc.	46,000	846,400
K12, Inc.*	21,984	559,713
Lincoln Educational Services Corp.	13,200	106,788
Matthews International Corp., Class A	26,639	819,415
Regis Corp.	53,252	750,321
Sotheby’s, Inc.	53,202	1,466,779
Steiner Leisure Ltd.*	13,032	531,314
Stewart Enterprises, Inc., Class A	69,487	413,448
Strayer Education, Inc.	9,000	690,030
Universal Technical Institute, Inc.*	19,093	259,474

		9,501,153

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises, Inc.*	20,300	240,149
Ambassadors Group, Inc.	18,284	104,767
Ameristar Casinos, Inc.	23,700	380,385
Biglari Holdings, Inc.*	1,491	441,918
BJ’s Restaurants, Inc.*	17,234	760,192
Bob Evans Farms, Inc.	27,190	775,459
Bravo Brio Restaurant Group, Inc.*	14,100	234,624
Buffalo Wild Wings, Inc.*	16,900	1,010,620
CEC Entertainment, Inc.	18,498	526,638
Cheesecake Factory, Inc.*	47,221	1,163,998
Churchill Downs, Inc.	6,793	265,131
Cracker Barrel Old Country Store, Inc.	20,623	826,570
Denny’s Corp.*	76,200	253,746
DineEquity, Inc.*	11,281	434,206
Domino’s Pizza, Inc.*	45,313	1,234,779
Einstein Noah Restaurant Group, Inc.	709	9,096
Gaylord Entertainment Co.*	27,776	537,188
International Speedway Corp., Class A	21,600	493,344
Interval Leisure Group, Inc.*	36,800	490,176
Isle of Capri Casinos, Inc.*	19,700	95,348
Jack in the Box, Inc.*	43,339	863,313
Krispy Kreme Doughnuts, Inc.*	44,500	303,490
Life Time Fitness, Inc.*	30,600	1,127,610
Orient-Express Hotels Ltd., Class A*	71,509	494,127
P.F. Chang’s China Bistro, Inc.	22,760	619,982
Papa John’s International, Inc.*	17,571	534,158
Peet’s Coffee & Tea, Inc.*	12,568	699,284
Pinnacle Entertainment, Inc.*	55,600	504,848
Red Robin Gourmet Burgers, Inc.*	12,100	291,489
Ruby Tuesday, Inc.*	49,828	356,768
Scientific Games Corp., Class A*	52,100	370,952
Shuffle Master, Inc.*	59,049	496,602
Six Flags Entertainment Corp.	30,395	842,549
Sonic Corp.*	51,138	361,546
Texas Roadhouse, Inc.	39,618	523,750
Vail Resorts, Inc.	26,794	1,012,545

		19,681,347

Household Durables (0.6%)
American Greetings Corp., Class A	30,057	556,055
Beazer Homes USA, Inc.*	51,600	77,916
Ethan Allen Interiors, Inc.	21,554	293,350
Furniture Brands International, Inc.*	34,100	70,246
Helen of Troy Ltd.*	28,998	728,430
Hovnanian Enterprises, Inc., Class A*	53,685	65,496
iRobot Corp.*	15,900	400,044
KB Home	56,500	331,090
La-Z-Boy, Inc.*	49,009	363,157
M.D.C. Holdings, Inc.	27,500	465,850
Meritage Homes Corp.*	29,039	439,650
Ryland Group, Inc.	40,456	430,856
Sealy Corp.*	63,330	93,728
Standard Pacific Corp.*	78,700	194,389

		4,510,257

Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	10,768	379,895
HSN, Inc.*	28,868	956,397
Nutrisystem, Inc.	19,900	240,989
Orbitz Worldwide, Inc.*	32,831	71,243
Overstock.com, Inc.*	12,900	119,583
Shutterfly, Inc.*	21,797	897,601

		2,665,708

Leisure Equipment & Products (0.3%)
Brunswick Corp.	67,358	945,706
Callaway Golf Co.	52,763	272,785
Eastman Kodak Co.*	249,591	194,706
JAKKS Pacific, Inc.	21,998	416,862
Smith & Wesson Holding Corp.*	48,135	121,300
Sturm Ruger & Co., Inc.	14,400	374,112

		2,325,471

Media (1.2%)
Arbitron, Inc.	24,981	826,371
Belo Corp., Class A	76,323	373,219
Central European Media Enterprises Ltd., Class A*	26,900	210,089
Cinemark Holdings, Inc.	68,178	1,287,201
Crown Media Holdings, Inc., Class A*	93,711	134,007
Harte-Hanks, Inc.	32,500	275,600
Journal Communications, Inc., Class A*	1,360	4,039
Knology, Inc.*	36,304	471,226
LIN TV Corp., Class A*	5,129	11,181
Lions Gate Entertainment Corp.*	32,600	224,940
Live Nation Entertainment, Inc.*	116,413	932,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
McClatchy Co., Class A*	52,600	$70,484
MDC Partners, Inc., Class A	18,400	265,328
Meredith Corp.	26,700	604,488
National CineMedia, Inc.	38,023	551,714
New York Times Co., Class A*	100,700	585,067
Scholastic Corp.	22,160	621,145
Sinclair Broadcast Group, Inc., Class A	36,300	260,271
Valassis Communications, Inc.*	44,834	840,189
Value Line, Inc.	2,481	28,507

		8,577,534

Multiline Retail (0.3%)
99 Cents Only Stores*	41,149	757,965
Fred’s, Inc., Class A	35,015	373,260
Saks, Inc.*	84,616	740,390

		1,871,615

Specialty Retail (3.4%)
Aeropostale, Inc.*	59,300	641,033
ANN, Inc.*	44,804	1,023,323
Asbury Automotive Group, Inc.*	30,242	498,691
Ascena Retail Group, Inc.*	50,712	1,372,774
Barnes & Noble, Inc.	28,900	341,887
Big 5 Sporting Goods Corp.	11,938	72,583
Brown Shoe Co., Inc.	39,863	283,824
Buckle, Inc.	23,389	899,541
Cabela’s, Inc.*	35,935	736,308
Cato Corp., Class A	23,623	532,935
Charming Shoppes, Inc.*	86,400	224,640
Children’s Place Retail Stores, Inc.*	21,690	1,009,236
Christopher & Banks Corp.	29,600	104,488
Coldwater Creek, Inc.*	47,200	59,000
Collective Brands, Inc.*	45,850	594,216
Conn’s, Inc.*	21,738	156,079
Express, Inc.	40,600	823,774
Finish Line, Inc., Class A	40,613	811,854
Genesco, Inc.*	20,857	1,074,761
GNC Holdings, Inc., Class A*	16,800	338,016
Group 1 Automotive, Inc.	19,837	705,205
Hibbett Sports, Inc.*	24,155	818,613
HOT Topic, Inc.	32,400	247,212
Jos. A. Bank Clothiers, Inc.*	23,587	1,099,862
Kirkland’s, Inc.*	13,400	122,878
Lithia Motors, Inc., Class A	16,100	231,518
Lumber Liquidators Holdings, Inc.*	14,176	214,058
Men’s Wearhouse, Inc.	45,251	1,180,146
Monro Muffler Brake, Inc.	21,604	712,284
Office Depot, Inc.*	203,800	419,828
OfficeMax, Inc.*	70,987	344,287
Pacific Sunwear of California, Inc.*	52,300	62,760
Penske Automotive Group, Inc.	35,500	568,000
PEP Boys-Manny, Moe & Jack	39,777	392,599
Pier 1 Imports, Inc.*	98,656	964,856
Rent-A-Center, Inc.	51,803	1,421,992
Rue21, Inc.*	11,800	267,742
Select Comfort Corp.*	43,800	611,886
Sonic Automotive, Inc., Class A	22,725	245,203
Stage Stores, Inc.	36,374	504,507
Talbots, Inc.*	56,300	152,010
Vitamin Shoppe, Inc.*	18,200	681,408
Wet Seal, Inc., Class A*	77,400	346,752
Zumiez, Inc.*	16,900	295,919

		24,210,488

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.*	36,072	1,101,639
Cherokee, Inc.	8,679	111,525
Columbia Sportswear Co.	9,634	447,018
Crocs, Inc.*	63,734	1,508,584
G-III Apparel Group Ltd.*	12,100	276,606
Iconix Brand Group, Inc.*	53,631	847,370
Jones Group, Inc.	67,394	620,699
Liz Claiborne, Inc.*	88,465	442,325
Maidenform Brands, Inc.*	17,330	405,695
Oxford Industries, Inc.	10,300	353,290
Quiksilver, Inc.*	105,800	322,690
Skechers U.S.A., Inc., Class A*	31,479	441,650
Steven Madden Ltd.*	27,427	825,553
True Religion Apparel, Inc.*	23,610	636,525
Vera Bradley, Inc.*	14,527	523,698
Warnaco Group, Inc.*	35,197	1,622,230
Wolverine World Wide, Inc.	37,240	1,238,230

		11,725,327

Total Consumer Discretionary		91,954,313

Consumer Staples (3.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	7,274	528,820
Central European Distribution Corp.*	53,400	374,334
Coca-Cola Bottling Co. Consolidated	3,800	210,748
Heckmann Corp.*	74,457	393,877
National Beverage Corp.	14,200	215,272

		1,723,051

Food & Staples Retailing (1.2%)
Andersons, Inc.	14,406	484,906
Casey’s General Stores, Inc.	29,813	1,301,337
Fresh Market, Inc.*	20,598	786,020
Ingles Markets, Inc., Class A	15,500	220,720
Nash Finch Co.	9,061	244,013
Pantry, Inc.*	16,735	202,996
Pricesmart, Inc.	13,052	813,401
Rite Aid Corp.*	447,000	438,060
Ruddick Corp.	36,902	1,438,809
Spartan Stores, Inc.	17,070	264,244
United Natural Foods, Inc.*	36,788	1,362,627
Village Super Market, Inc., Class A	3,779	90,469
Weis Markets, Inc.	8,051	298,370
Winn-Dixie Stores, Inc.*	40,900	242,128

		8,188,100

Food Products (1.6%)
B&G Foods, Inc.	39,300	655,524
Cal-Maine Foods, Inc.	11,692	367,480
Chiquita Brands International, Inc.*	41,200	343,608
Darling International, Inc.*	80,197	1,009,680
Diamond Foods, Inc.	18,037	1,439,172
Dole Food Co., Inc.*	30,236	302,360
Farmer Bros Co.	9,617	52,990
Fresh Del Monte Produce, Inc.	26,804	621,853
Hain Celestial Group, Inc.*	26,280	802,854
Harbinger Group, Inc.*	44,200	224,094
J&J Snack Foods Corp.	11,703	562,329
Lancaster Colony Corp.	13,737	838,094
Lifeway Foods, Inc.*	17,415	185,818
Pilgrim’s Pride Corp.*	39,000	166,530
Sanderson Farms, Inc.	17,293	821,417
Snyders-Lance, Inc.	34,640	722,244
Tootsie Roll Industries, Inc.	21,257	512,719
TreeHouse Foods, Inc.*	28,333	1,752,113

		11,380,879

Household Products (0.2%)
Central Garden & Pet Co., Class A*	34,733	245,909
Spectrum Brands Holdings, Inc.*	14,600	344,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	12,027	$479,156

		1,069,917

Personal Products (0.4%)
Elizabeth Arden, Inc.*	19,800	563,112
Nu Skin Enterprises, Inc., Class A	38,059	1,542,151
Prestige Brands Holdings, Inc.*	27,800	251,590
Revlon, Inc., Class A*	16,600	204,512
Synutra International, Inc.*	14,900	79,268

		2,640,633

Tobacco (0.2%)
Alliance One International, Inc.*	75,924	185,254
Star Scientific, Inc.*	67,907	156,865
Universal Corp.	22,253	797,993
Vector Group Ltd.	34,841	598,570

		1,738,682

Total Consumer Staples		26,741,262

Energy (6.2%)
Energy Equipment & Services (2.0%)
Basic Energy Services, Inc.*	17,700	250,632
Bristow Group, Inc.	27,080	1,149,004
Cal Dive International, Inc.*	75,498	144,201
Complete Production Services, Inc.*	61,640	1,161,914
Dril-Quip, Inc.*	27,205	1,466,622
Exterran Holdings, Inc.*	46,900	455,868
Forbes Energy Services Ltd.*	2,150	10,977
Global Geophysical Services, Inc.*	16,600	132,302
Global Industries Ltd.*	92,802	734,992
Gulf Island Fabrication, Inc.	10,396	214,989
Gulfmark Offshore, Inc., Class A*	19,255	699,727
Helix Energy Solutions Group, Inc.*	83,800	1,097,780
Hercules Offshore, Inc.*	97,424	284,478
Hornbeck Offshore Services, Inc.*	21,834	543,885
ION Geophysical Corp.*	105,500	499,015
Key Energy Services, Inc.*	94,772	899,386
Lufkin Industries, Inc.	24,788	1,318,969
Matrix Service Co.*	20,600	175,306
Natural Gas Services Group, Inc.*	10,277	131,854
Newpark Resources, Inc.*	70,202	427,530
OYO Geospace Corp.*	3,000	168,870
Parker Drilling Co.*	102,029	447,907
Pioneer Drilling Co.*	43,400	311,612
Tesco Corp.*	24,200	280,720
TETRA Technologies, Inc.*	70,061	540,871
Vantage Drilling Co.*	158,800	198,500
Willbros Group, Inc.*	31,198	130,096

		13,878,007

Oil, Gas & Consumable Fuels (4.2%)
Abraxas Petroleum Corp.*	60,600	159,984
Alon USA Energy, Inc.	26,200	160,606
Amyris, Inc.*	12,900	261,096
Apco Oil and Gas International, Inc.	7,755	577,127
Approach Resources, Inc.*	16,500	280,335
ATP Oil & Gas Corp.*	33,749	260,205
Berry Petroleum Co., Class A	40,021	1,415,943
Bill Barrett Corp.*	36,802	1,333,704
BPZ Resources, Inc.*	73,455	203,470
CAMAC Energy, Inc.*	57,700	34,620
Carrizo Oil & Gas, Inc.*	26,003	560,365
Cheniere Energy, Inc.*	59,900	308,485
Clayton Williams Energy, Inc.*	4,500	192,645
Clean Energy Fuels Corp.*	29,059	323,136
Cloud Peak Energy, Inc.*	44,777	758,970
Comstock Resources, Inc.*	35,000	541,100
Contango Oil & Gas Co.*	10,649	582,607
Crosstex Energy, Inc.	22,111	298,056
CVR Energy, Inc.*	64,400	1,361,416
Delek U.S. Holdings, Inc.	19,500	219,765
DHT Holdings, Inc.	42,163	86,013
Endeavour International Corp.*	22,700	181,146
Energy Partners Ltd.*	23,200	256,824
Energy XXI Bermuda Ltd.*	52,602	1,128,313
Frontline Ltd.	37,800	183,330
FX Energy, Inc.*	33,100	136,703
General Maritime Corp.	37,717	9,806
GeoResources, Inc.*	12,500	222,375
Gevo, Inc.*	17,800	99,146
GMX Resources, Inc.*	26,525	60,212
Golar LNG Ltd.	29,787	946,631
Goodrich Petroleum Corp.*	18,600	219,852
Green Plains Renewable Energy, Inc.*	17,600	164,208
Gulfport Energy Corp.*	28,594	691,403
Harvest Natural Resources, Inc.*	31,469	269,689
Houston American Energy Corp.	17,200	236,672
Hyperdynamics Corp.*	114,200	422,540
Isramco, Inc.*	200	11,558
James River Coal Co.*	22,038	140,382
Jura Energy Corp.*	6,900	165
Knightsbridge Tankers Ltd.	16,250	268,938
Kodiak Oil & Gas Corp.*	135,100	703,871
Magnum Hunter Resources Corp.*	73,300	242,623
McMoRan Exploration Co.*	70,819	703,233
Nordic American Tankers Ltd.	37,501	528,764
Northern Oil and Gas, Inc.*	41,061	796,173
Oasis Petroleum, Inc.*	43,740	976,714
Overseas Shipholding Group, Inc.	20,500	281,670
Patriot Coal Corp.*	66,973	566,592
Penn Virginia Corp.	39,395	219,430
Petroleum Development Corp.*	21,161	410,312
PetroQuest Energy, Inc.*	47,459	261,025
Resolute Energy Corp.*	30,500	346,480
Rex Energy Corp.*	24,000	303,600
Rosetta Resources, Inc.*	39,624	1,355,933
SemGroup Corp., Class A*	30,500	608,780
Ship Finance International Ltd.	36,005	468,065
Solazyme, Inc.*	15,600	149,916
Stone Energy Corp.*	32,982	534,638
Swift Energy Co.*	34,769	846,277
Targa Resources Corp.	12,365	367,859
Teekay Tankers Ltd., Class A	21,657	99,622
Uranium Energy Corp.*	46,500	127,410
USEC, Inc.*	96,814	155,871
VAALCO Energy, Inc.*	38,800	188,568
Venoco, Inc.*	18,600	163,866
W&T Offshore, Inc.	31,644	435,421
Warren Resources, Inc.*	54,200	130,080
Western Refining, Inc.*	34,603	431,153
World Fuel Services Corp.	54,116	1,766,887

		29,740,374

Total Energy		43,618,381

Financials (21.7%)
Capital Markets (1.9%)
Apollo Investment Corp.	144,691	1,088,076
Artio Global Investors, Inc.	23,000	183,080
BGC Partners, Inc., Class A	45,700	275,571
BlackRock Kelso Capital Corp.	45,469	331,924
Calamos Asset Management, Inc., Class A	15,571	155,866
Capital Southwest Corp.	2,190	162,060
Cohen & Steers, Inc.	14,609	420,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cowen Group, Inc., Class A*	60,522	$164,015
Diamond Hill Investment Group, Inc.	1,713	118,865
Duff & Phelps Corp., Class A	21,795	232,335
Edelman Financial Group, Inc.	16,900	109,174
Epoch Holding Corp.	10,500	142,485
Evercore Partners, Inc., Class A	12,311	280,691
Fifth Street Finance Corp.	43,209	402,708
Financial Engines, Inc.*	28,100	508,891
GAMCO Investors, Inc., Class A	4,900	193,011
GFI Group, Inc.	51,200	205,824
Gladstone Capital Corp.	18,501	126,917
Gladstone Investment Corp.	18,204	123,787
Harris & Harris Group, Inc.*	25,500	90,525
Hercules Technology Growth Capital, Inc.	29,107	247,992
HFF, Inc., Class A*	21,300	186,162
ICG Group, Inc.*	30,400	279,984
INTL FCStone, Inc.*	9,600	199,296
Investment Technology Group, Inc.*	34,900	341,671
JMP Group, Inc.	12,100	70,301
KBW, Inc.	28,733	396,228
Knight Capital Group, Inc., Class A*	76,705	932,733
Main Street Capital Corp.	14,600	259,296
MCG Capital Corp.	53,936	213,587
Medallion Financial Corp.	12,930	120,249
MF Global Holdings Ltd.*	120,282	496,765
MVC Capital, Inc.	18,500	193,695
NGP Capital Resources Co.	17,841	116,680
Oppenheimer Holdings, Inc., Class A	7,800	125,112
PennantPark Investment Corp.	33,258	296,661
Piper Jaffray Cos., Inc.*	16,281	291,918
Prospect Capital Corp.	78,945	663,927
Solar Capital Ltd.	26,800	539,484
Stifel Financial Corp.*	40,629	1,079,106
SWS Group, Inc.	20,283	95,127
TICC Capital Corp.	24,300	198,531
Triangle Capital Corp.	8,700	132,414
Virtus Investment Partners, Inc.*	3,578	191,852
Walter Investment Management Corp.	19,568	448,694
Westwood Holdings Group, Inc.	4,297	148,461

		13,581,740

Commercial Banks (5.8%)
1st Source Corp.	10,620	221,215
Alliance Financial Corp./New York	3,400	95,370
Ameris Bancorp*	11,554	100,635
Ames National Corp.	7,850	122,695
Arrow Financial Corp.	7,951	176,900
BancFirst Corp.	6,250	207,250
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	375,892
Bancorp Rhode Island, Inc.	3,000	127,170
Bancorp, Inc./Delaware*	16,500	118,140
BancorpSouth, Inc.	61,300	538,214
Bank of Marin Bancorp/California	4,300	142,072
Bank of the Ozarks, Inc.	22,338	467,534
Boston Private Financial Holdings, Inc.	61,370	360,856
Bridge Bancorp, Inc.	7,581	138,732
Bryn Mawr Bank Corp.	7,680	127,258
Capital City Bank Group, Inc.	9,800	101,920
Cascade Bancorp*	28,100	163,823
Cathay General Bancorp	64,847	737,959
Centerstate Banks, Inc.	15,293	79,982
Central Pacific Financial Corp.*	19,500	201,240
Chemical Financial Corp.	17,541	268,553
Citizens & Northern Corp.	9,802	145,658
City Holding Co.	14,550	392,705
CNB Financial Corp./Pennsylvania	7,100	91,022
CoBiz Financial, Inc.	24,221	108,268
Columbia Banking System, Inc.	31,455	450,436
Community Bank System, Inc.	25,878	587,172
Community Trust Bancorp, Inc.	13,296	309,664
CVB Financial Corp.	69,987	538,200
Eagle Bancorp, Inc.*	12,500	147,125
Enterprise Financial Services Corp.	11,395	154,858
F.N.B. Corp./Pennsylvania	94,051	806,017
First Bancorp, Inc./Maine	7,219	90,887
First Bancorp/North Carolina	12,510	125,600
First Busey Corp.	39,706	172,721
First Commonwealth Financial Corp.	76,813	284,208
First Community Bancshares, Inc./Virginia	12,200	124,440
First Financial Bancorp	47,316	652,961
First Financial Bankshares, Inc.	25,812	675,242
First Financial Corp./Indiana	8,200	225,582
First Interstate Bancsystem, Inc.	15,400	164,934
First Merchants Corp.	20,952	147,712
First Midwest Bancorp, Inc./Illinois	61,668	451,410
First of Long Island Corp.	4,500	101,970
FirstMerit Corp.	87,569	994,784
German American Bancorp, Inc.	9,100	146,692
Glacier Bancorp, Inc.	59,314	555,772
Great Southern Bancorp, Inc.	8,530	143,133
Hampton Roads Bankshares, Inc.*	15,100	70,970
Hancock Holding Co.	54,886	1,469,847
Heartland Financial USA, Inc.	10,900	154,562
Heritage Financial Corp./Washington	7,600	83,904
Home Bancshares, Inc./Arkansas	17,750	376,655
Hudson Valley Holding Corp.	11,000	191,730
IBERIABANK Corp.	22,185	1,044,026
Independent Bank Corp./Massachusetts	19,586	425,800
International Bancshares Corp.	46,090	606,083
Investors Bancorp, Inc.*	38,148	481,809
Lakeland Bancorp, Inc.	24,389	190,722
Lakeland Financial Corp.	12,400	256,184
MainSource Financial Group, Inc.	16,581	144,586
MB Financial, Inc.	41,451	610,159
Merchants Bancshares, Inc.	3,900	104,442
Metro Bancorp, Inc.*	11,823	102,269
Nara Bancorp, Inc.*	28,055	170,294
National Bankshares, Inc./Virginia	8,044	194,102
National Penn Bancshares, Inc.	107,391	752,811
NBT Bancorp, Inc.	29,778	554,466
Northfield Bancorp, Inc./New Jersey	13,959	184,817
Old National Bancorp/Indiana	75,539	704,023
OmniAmerican Bancorp, Inc.*	9,800	133,770
Oriental Financial Group, Inc.	39,100	378,097
Orrstown Financial Services, Inc.	5,265	67,655
Pacific Capital Bancorp N.A.*	8,400	214,368
Pacific Continental Corp.	15,630	110,817
PacWest Bancorp	25,416	354,299
Park National Corp.	10,148	536,626
Penns Woods Bancorp, Inc.	3,200	104,800
Peoples Bancorp, Inc./Ohio	10,220	112,420
Pinnacle Financial Partners, Inc.*	25,800	282,252
PrivateBancorp, Inc.	44,370	333,662
Prosperity Bancshares, Inc.	38,084	1,244,585
Renasant Corp.	16,481	209,803
Republic Bancorp, Inc./Kentucky, Class A	7,700	136,367
S&T Bancorp, Inc.	20,325	328,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sandy Spring Bancorp, Inc.	19,851	$290,420
SCBT Financial Corp.	10,334	255,043
Sierra Bancorp	10,066	92,104
Signature Bank/New York*	33,467	1,597,380
Simmons First National Corp., Class A	13,801	299,482
Southside Bancshares, Inc.	11,970	215,580
Southwest Bancorp, Inc./Oklahoma*	15,157	63,963
State Bancorp, Inc./New York	13,496	142,653
State Bank Financial Corp.*	23,200	292,784
StellarOne Corp.	16,896	168,115
Sterling Bancorp/New York	21,698	157,527
Sterling Financial Corp./Washington*	19,700	243,886
Suffolk Bancorp	7,962	66,244
Susquehanna Bancshares, Inc.	107,514	588,102
SVB Financial Group*	34,606	1,280,422
Texas Capital Bancshares, Inc.*	32,423	740,866
Tompkins Financial Corp.	6,900	246,882
Tower Bancorp, Inc.	3,900	81,666
Trico Bancshares	10,216	125,350
Trustmark Corp.	53,380	968,847
UMB Financial Corp.	26,518	850,697
Umpqua Holdings Corp.	91,804	806,957
United Bankshares, Inc./Virginia	34,217	687,420
United Community Banks, Inc./Georgia*	23,900	202,911
Univest Corp. of Pennsylvania	8,234	109,759
Washington Banking Co.	12,600	122,598
Washington Trust Bancorp, Inc.	11,400	225,492
Webster Financial Corp.	56,165	859,324
WesBanco, Inc.	18,898	327,124
West Bancorp, Inc.	21,026	178,300
Westamerica Bancorp	24,074	922,516
Western Alliance Bancorp*	38,960	213,501
Wilshire Bancorp, Inc.*	15,900	43,566
Wintrust Financial Corp.	24,912	642,979

		41,195,277

Consumer Finance (0.8%)
Advance America Cash Advance Centers, Inc.	38,977	286,871
Cash America International, Inc.	24,338	1,245,132
Credit Acceptance Corp.*	4,200	270,312
DFC Global Corp.*	32,108	701,560
EZCORP, Inc., Class A*	37,296	1,064,428
First Cash Financial Services, Inc.*	20,968	879,607
First Marblehead Corp.*	50,900	51,918
Nelnet, Inc., Class A	16,369	307,410
Netspend Holdings, Inc.*	27,000	138,780
World Acceptance Corp.*	13,381	748,667

		5,694,685

Diversified Financial Services (0.5%)
Compass Diversified Holdings	25,898	315,438
Encore Capital Group, Inc.*	10,900	238,165
MarketAxess Holdings, Inc.	20,812	541,528
NewStar Financial, Inc.*	22,828	213,214
PHH Corp.*	44,915	722,233
PICO Holdings, Inc.*	17,775	364,565
Portfolio Recovery Associates, Inc.*	13,516	840,965

		3,236,108

Insurance (3.0%)
Alterra Capital Holdings Ltd.	63,114	1,197,273
American Equity Investment Life Holding Co.	49,493	433,064
American Safety Insurance Holdings Ltd.*	9,506	174,910
AMERISAFE, Inc.*	14,200	261,422
Amtrust Financial Services, Inc.	17,700	394,002
Argo Group International Holdings Ltd.	26,939	764,259
Baldwin & Lyons, Inc., Class B	6,923	147,944
Citizens, Inc./Texas*	25,949	166,333
CNO Financial Group, Inc.*	169,101	914,836
Delphi Financial Group, Inc., Class A	38,659	831,942
Donegal Group, Inc., Class A	10,144	122,134
eHealth, Inc.*	18,100	247,246
EMC Insurance Group, Inc.	4,080	75,072
Employers Holdings, Inc.	38,801	495,101
Enstar Group Ltd.*	5,188	494,053
FBL Financial Group, Inc., Class A	10,900	290,158
First American Financial Corp.	83,300	1,066,240
Flagstone Reinsurance Holdings S.A.	35,395	274,311
FPIC Insurance Group, Inc.*	6,300	263,592
Global Indemnity plc*	12,500	213,500
Greenlight Capital Reinsurance Ltd., Class A*	23,193	481,023
Harleysville Group, Inc.	11,188	658,526
Hilltop Holdings, Inc.*	28,700	206,927
Horace Mann Educators Corp.	32,637	372,388
Infinity Property & Casualty Corp.	11,552	606,249
Kansas City Life Insurance Co.	3,206	98,969
Maiden Holdings Ltd.	43,061	318,221
Meadowbrook Insurance Group, Inc.	47,777	425,693
Montpelier Reinsurance Holdings Ltd.	45,193	799,012
National Financial Partners Corp.*	34,969	382,561
National Interstate Corp.	9,700	213,206
National Western Life Insurance Co., Class A	1,700	230,350
Navigators Group, Inc.*	12,303	531,490
OneBeacon Insurance Group Ltd., Class A	16,300	222,332
Platinum Underwriters Holdings Ltd.	28,127	864,905
Presidential Life Corp.	14,858	122,133
Primerica, Inc.	19,300	416,108
ProAssurance Corp.	22,797	1,641,840
RLI Corp.	16,348	1,039,406
Safety Insurance Group, Inc.	10,875	411,401
SeaBright Holdings, Inc.	18,420	132,624
Selective Insurance Group, Inc.	43,532	568,093
State Auto Financial Corp.	11,834	155,617
Stewart Information Services Corp.	12,627	111,623
Symetra Financial Corp.	49,600	404,240
Tower Group, Inc.	28,421	649,704
United Fire & Casualty Co.	20,164	356,701

		21,248,734

Real Estate Investment Trusts (REITs) (8.5%)
Acadia Realty Trust (REIT)	32,673	610,985
Agree Realty Corp. (REIT)	5,912	128,763
Alexander’s, Inc. (REIT)	1,775	640,811
American Assets Trust, Inc. (REIT)	24,218	434,713
American Campus Communities, Inc. (REIT)	52,400	1,949,804
Anworth Mortgage Asset Corp. (REIT)	93,511	635,875
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,200	107,994
ARMOUR Residential REIT, Inc. (REIT)	36,200	246,160
Ashford Hospitality Trust, Inc. (REIT)	43,700	306,774
Associated Estates Realty Corp. (REIT)	25,324	391,509
BioMed Realty Trust, Inc. (REIT)	100,447	1,664,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Campus Crest Communities, Inc. (REIT)	22,700	$246,976
CapLease, Inc. (REIT)	40,725	147,017
Capstead Mortgage Corp. (REIT)	57,077	658,669
CBL & Associates Properties, Inc. (REIT)	113,738	1,292,064
Cedar Shopping Centers, Inc. (REIT)	33,046	102,773
Chesapeake Lodging Trust (REIT)	18,800	226,916
Colonial Properties Trust (REIT)	56,333	1,023,007
Colony Financial, Inc. (REIT)	24,446	315,842
Coresite Realty Corp. (REIT)	14,400	206,640
Cousins Properties, Inc. (REIT)	69,831	408,511
CreXus Investment Corp. (REIT)	38,276	339,891
CubeSmart (REIT)	70,668	602,798
CYS Investments, Inc. (REIT)	52,125	630,191
DCT Industrial Trust, Inc. (REIT)	168,600	740,154
DiamondRock Hospitality Co. (REIT)	123,698	864,649
DuPont Fabros Technology, Inc. (REIT)	43,200	850,608
Dynex Capital, Inc. (REIT)	29,600	238,576
EastGroup Properties, Inc. (REIT)	21,827	832,482
Education Realty Trust, Inc. (REIT)	41,294	354,716
Entertainment Properties Trust (REIT)	35,114	1,368,744
Equity Lifestyle Properties, Inc. (REIT)	20,849	1,307,232
Equity One, Inc. (REIT)	39,386	624,662
Excel Trust, Inc. (REIT)	22,400	215,488
Extra Space Storage, Inc. (REIT)	74,533	1,388,550
FelCor Lodging Trust, Inc. (REIT)*	74,272	173,054
First Industrial Realty Trust, Inc. (REIT)*	58,130	465,040
First Potomac Realty Trust (REIT)	31,244	389,613
Franklin Street Properties Corp. (REIT)	55,099	623,170
Getty Realty Corp. (REIT)	15,620	225,240
Gladstone Commercial Corp. (REIT)	7,100	111,328
Glimcher Realty Trust (REIT)	75,932	537,599
Government Properties Income Trust (REIT)	21,866	470,338
Hatteras Financial Corp. (REIT)	54,669	1,375,472
Healthcare Realty Trust, Inc. (REIT)	48,958	824,942
Hersha Hospitality Trust (REIT)	99,877	345,574
Highwoods Properties, Inc. (REIT)	52,195	1,475,031
Home Properties, Inc. (REIT)	34,938	1,983,081
Hudson Pacific Properties, Inc. (REIT)	16,900	196,547
Inland Real Estate Corp. (REIT)	57,908	422,728
Invesco Mortgage Capital, Inc. (REIT)	83,994	1,186,835
Investors Real Estate Trust (REIT)	60,196	433,411
iStar Financial, Inc. (REIT)*	71,700	417,294
Kilroy Realty Corp. (REIT)	42,943	1,344,116
Kite Realty Group Trust (REIT)	46,229	169,198
LaSalle Hotel Properties (REIT)	63,240	1,214,208
Lexington Realty Trust (REIT)	86,986	568,888
LTC Properties, Inc. (REIT)	21,469	543,595
Medical Properties Trust, Inc. (REIT)	91,312	817,242
MFA Financial, Inc. (REIT)	260,842	1,831,111
Mid-America Apartment Communities, Inc. (REIT)	25,993	1,565,299
Mission West Properties, Inc. (REIT)	22,180	168,346
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	144,017
National Health Investors, Inc. (REIT)	21,328	898,549
National Retail Properties, Inc. (REIT)	65,987	1,773,071
Newcastle Investment Corp. (REIT)	47,600	193,732
NorthStar Realty Finance Corp. (REIT)	50,399	166,317
Omega Healthcare Investors, Inc. (REIT)	76,108	1,212,400
Parkway Properties, Inc./Maryland (REIT)	16,000	176,160
Pebblebrook Hotel Trust (REIT)	37,343	584,418
Pennsylvania Real Estate Investment Trust (REIT)	44,352	342,841
PennyMac Mortgage Investment Trust (REIT)	19,800	314,820
Post Properties, Inc. (REIT)	35,899	1,247,131
Potlatch Corp. (REIT)	34,544	1,088,827
PS Business Parks, Inc. (REIT)	14,780	732,201
Ramco-Gershenson Properties Trust (REIT)	30,400	249,280
Redwood Trust, Inc. (REIT)	63,891	713,663
Resource Capital Corp. (REIT)	52,294	261,470
Retail Opportunity Investments Corp. (REIT)	33,500	371,180
RLJ Lodging Trust (REIT)	20,200	257,954
Sabra Health Care REIT, Inc. (REIT)	19,773	188,634
Saul Centers, Inc. (REIT)	5,800	196,098
Sovran Self Storage, Inc. (REIT)	23,362	868,366
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	527,587
Sun Communities, Inc. (REIT)	13,628	479,569
Sunstone Hotel Investors, Inc. (REIT)*	77,171	439,103
Tanger Factory Outlet Centers (REIT)	66,442	1,728,156
Terreno Realty Corp. (REIT)	7,200	92,376
Two Harbors Investment Corp. (REIT)	103,221	911,441
Universal Health Realty Income Trust (REIT)	11,050	371,391
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	231,389
Washington Real Estate Investment Trust (REIT)	48,017	1,353,119
Winthrop Realty Trust (REIT)	12,400	107,756

		60,206,267

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	6,400	52,352
Consolidated-Tomoka Land Co.	4,600	120,796
Forestar Group, Inc.*	31,321	341,712
Kennedy-Wilson Holdings, Inc.	20,200	214,120
Tejon Ranch Co.*	7,802	186,234

		915,214

Thrifts & Mortgage Finance (1.1%)
Abington Bancorp, Inc.	15,485	111,492
Astoria Financial Corp.	70,553	542,552
BankFinancial Corp.	22,221	147,547
Beneficial Mutual Bancorp, Inc.*	22,754	169,517
Berkshire Hills Bancorp, Inc.	11,244	207,677
Brookline Bancorp, Inc.	54,077	416,934
Dime Community Bancshares, Inc.	18,101	183,363
ESB Financial Corp.	8,889	97,423
ESSA Bancorp, Inc.	9,839	103,408
First Financial Holdings, Inc.	13,091	52,495
Flagstar Bancorp, Inc.*	201,300	98,617
Flushing Financial Corp.	24,842	268,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Home Federal Bancorp, Inc./Idaho	12,482	$97,609
Kearny Financial Corp.	18,996	167,925
Meridian Interstate Bancorp, Inc.*	13,991	152,642
MGIC Investment Corp.*	165,747	309,947
Northwest Bancshares, Inc.	88,810	1,057,727
OceanFirst Financial Corp.	10,800	126,036
Ocwen Financial Corp.*	51,485	680,117
Oritani Financial Corp.	44,350	570,341
PMI Group, Inc.*	115,439	23,088
Provident Financial Services, Inc.	55,316	594,647
Provident New York Bancorp	29,200	169,944
Radian Group, Inc.	107,967	236,448
Territorial Bancorp, Inc.	10,395	199,064
TrustCo Bank Corp./New York	70,354	313,779
United Financial Bancorp, Inc.	13,745	188,169
ViewPoint Financial Group	25,560	292,662

		7,579,464

Total Financials		153,657,489

Health Care (12.8%)
Biotechnology (3.4%)
Achillion Pharmaceuticals, Inc.*	43,300	204,376
Acorda Therapeutics, Inc.*	32,435	647,403
Affymax, Inc.*	12,393	55,521
Alkermes plc*	68,725	1,048,743
Allos Therapeutics, Inc.*	47,269	86,975
Alnylam Pharmaceuticals, Inc.*	33,101	217,474
AMAG Pharmaceuticals, Inc.*	15,823	233,547
Anthera Pharmaceuticals, Inc.*	31,500	150,255
Ardea Biosciences, Inc.*	10,200	159,324
Arena Pharmaceuticals, Inc.*	84,134	121,994
ARIAD Pharmaceuticals, Inc.*	112,157	985,860
ArQule, Inc.*	46,615	235,406
Array BioPharma, Inc.*	68,919	135,081
AVEO Pharmaceuticals, Inc.*	22,700	349,353
BioCryst Pharmaceuticals, Inc.*	21,203	58,520
Cell Therapeutics, Inc.*	133,800	141,828
Celldex Therapeutics, Inc.*	16,278	37,195
Cepheid, Inc.*	44,449	1,725,955
Codexis, Inc.*	27,900	127,503
Cubist Pharmaceuticals, Inc.*	49,318	1,741,912
Cytori Therapeutics, Inc.*	3,720	10,974
Dyax Corp.*	64,968	81,860
Emergent Biosolutions, Inc.*	15,400	237,622
Enzon Pharmaceuticals, Inc.*	41,114	289,443
Exact Sciences Corp.*	38,300	253,929
Exelixis, Inc.*	92,186	503,336
Genomic Health, Inc.*	13,012	286,004
Geron Corp.*	80,111	169,835
Halozyme Therapeutics, Inc.*	55,035	337,915
Idenix Pharmaceuticals, Inc.*	48,700	243,013
Immunogen, Inc.*	47,068	515,865
Incyte Corp.*	64,547	901,722
InterMune, Inc.*	36,934	746,067
Ironwood Pharmaceuticals, Inc.*	37,000	399,600
Isis Pharmaceuticals, Inc.*	84,998	576,286
Lexicon Pharmaceuticals, Inc.*	121,679	111,932
Ligand Pharmaceuticals, Inc., Class B*	13,726	187,772
MannKind Corp.*	48,416	183,497
Maxygen, Inc.	35,908	196,417
Medivation, Inc.*	26,386	448,034
Metabolix, Inc.*	21,834	95,633
Micromet, Inc.*	64,779	310,939
Momenta Pharmaceuticals, Inc.*	31,728	364,872
Nabi Biopharmaceuticals*	39,237	65,918
Neurocrine Biosciences, Inc.*	32,000	191,360
Novavax, Inc.*	71,059	114,405
NPS Pharmaceuticals, Inc.*	63,922	416,132
Oncothyreon, Inc.*	31,000	185,380
Onyx Pharmaceuticals, Inc.*	48,084	1,443,001
Opko Health, Inc.*	70,900	306,997
Orexigen Therapeutics, Inc.*	28,003	55,726
Osiris Therapeutics, Inc.*	12,884	65,966
PDL BioPharma, Inc.	104,627	580,680
Pharmacyclics, Inc.*	36,000	425,880
Progenics Pharmaceuticals, Inc.*	44,898	257,714
Rigel Pharmaceuticals, Inc.*	45,840	337,382
Sangamo BioSciences, Inc.*	37,600	163,560
Savient Pharmaceuticals, Inc.*	57,929	237,509
Seattle Genetics, Inc.*	72,755	1,386,710
SIGA Technologies, Inc.*	27,652	90,422
Spectrum Pharmaceuticals, Inc.*	34,365	262,205
Synta Pharmaceuticals Corp.*	24,207	78,673
Targacept, Inc.*	19,100	286,500
Theravance, Inc.*	47,527	957,194
Vical, Inc.*	5,400	13,392
ZIOPHARM Oncology, Inc.*	44,300	195,363

		24,034,861

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	16,862	386,308
ABIOMED, Inc.*	28,350	312,700
Accuray, Inc.*	43,247	173,853
Align Technology, Inc.*	45,476	689,871
Alphatec Holdings, Inc.*	46,909	98,978
Analogic Corp.	12,116	550,188
AngioDynamics, Inc.*	20,940	275,152
ArthroCare Corp.*	21,600	621,432
Atrion Corp.	1,400	290,346
Cantel Medical Corp.	10,300	217,536
Conceptus, Inc.*	28,842	301,976
CONMED Corp.*	25,287	581,854
CryoLife, Inc.*	37,668	169,129
Cyberonics, Inc.*	25,834	731,102
Cynosure, Inc., Class A*	12,753	128,678
Delcath Systems, Inc.*	26,600	88,844
DexCom, Inc.*	47,108	565,296
DynaVox, Inc., Class A*	13,200	47,520
Endologix, Inc.*	36,100	362,444
Greatbatch, Inc.*	21,718	434,577
Haemonetics Corp.*	19,754	1,155,214
Hansen Medical, Inc.*	4,950	16,434
HeartWare International, Inc.*	8,800	566,808
ICU Medical, Inc.*	9,545	351,256
Insulet Corp.*	30,378	463,568
Integra LifeSciences Holdings Corp.*	15,144	541,701
Invacare Corp.	28,116	647,793
IRIS International, Inc.*	17,037	152,822
Kensey Nash Corp.*	8,104	198,548
MAKO Surgical Corp.*	20,500	701,510
Masimo Corp.	43,438	940,433
Medical Action Industries, Inc.*	19,104	96,475
Meridian Bioscience, Inc.	36,277	571,000
Merit Medical Systems, Inc.*	28,107	369,326
Natus Medical, Inc.*	27,018	256,941
Neogen Corp.*	15,978	554,756
NuVasive, Inc.*	33,609	573,706
NxStage Medical, Inc.*	32,800	684,208
OraSure Technologies, Inc.*	40,086	319,085
Orthofix International N.V.*	15,053	519,479
Palomar Medical Technologies, Inc.*	15,971	125,851
Quidel Corp.*	19,500	319,215
RTI Biologics, Inc.*	46,849	154,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SonoSite, Inc.*	14,365	$435,834
Stereotaxis, Inc.*	53,634	59,534
STERIS Corp.	47,570	1,392,374
SurModics, Inc.*	14,421	131,231
Symmetry Medical, Inc.*	33,416	257,971
Synovis Life Technologies, Inc.*	10,689	178,506
Tornier N.V.*	9,600	196,704
Unilife Corp.*	38,600	162,120
Vascular Solutions, Inc.*	21,668	248,099
Volcano Corp.*	42,624	1,262,949
West Pharmaceutical Services, Inc.	24,264	900,194
Wright Medical Group, Inc.*	31,559	564,275
Zoll Medical Corp.*	16,401	618,974

		23,716,811

Health Care Providers & Services (3.1%)
Accretive Health, Inc.*	29,400	624,162
Air Methods Corp.*	9,000	573,030
Alliance HealthCare Services, Inc.*	29,549	33,686
Almost Family, Inc.*	6,700	111,421
Amedisys, Inc.*	24,634	365,076
AMN Healthcare Services, Inc.*	31,600	126,716
Amsurg Corp.*	25,262	568,395
Assisted Living Concepts, Inc., Class A	14,682	186,021
Bio-Reference Labs, Inc.*	21,430	394,526
BioScrip, Inc.*	38,300	243,588
CardioNet, Inc.*	22,102	66,306
Centene Corp.*	39,183	1,123,377
Chemed Corp.	15,290	840,338
Chindex International, Inc.*	15,396	135,639
Continucare Corp.*	34,400	219,472
Corvel Corp.*	5,800	246,500
Cross Country Healthcare, Inc.*	28,695	119,945
Emeritus Corp.*	18,206	256,705
Ensign Group, Inc.	10,800	249,588
ExamWorks Group, Inc.*	19,900	202,582
Gentiva Health Services, Inc.*	26,641	147,058
Hanger Orthopedic Group, Inc.*	28,309	534,757
HealthSouth Corp.*	70,306	1,049,669
Healthspring, Inc.*	51,109	1,863,434
Healthways, Inc.*	32,147	316,005
HMS Holdings Corp.*	61,029	1,488,497
IPC The Hospitalist Co., Inc.*	14,984	534,779
Kindred Healthcare, Inc.*	46,069	397,115
Landauer, Inc.	8,626	427,332
LHC Group, Inc.*	12,043	205,454
Magellan Health Services, Inc.*	23,515	1,135,774
MedQuist Holdings, Inc.*	23,200	175,392
Molina Healthcare, Inc.*	20,610	318,218
MWI Veterinary Supply, Inc.*	9,592	660,121
National Healthcare Corp.	7,200	232,560
Owens & Minor, Inc.#	48,400	1,378,432
PharMerica Corp.*	24,781	353,625
Providence Service Corp.*	5,723	60,950
PSS World Medical, Inc.*	44,221	870,711
Select Medical Holdings Corp.*	28,203	188,114
Skilled Healthcare Group, Inc., Class A*	26,700	96,387
Sun Healthcare Group, Inc.*	19,773	53,387
Sunrise Senior Living, Inc.*	42,677	197,595
Team Health Holdings, Inc.*	19,600	321,832
Triple-S Management Corp., Class B*	14,336	240,128
U.S. Physical Therapy, Inc.	9,807	181,626
Universal American Corp.	24,150	242,949
Vanguard Health Systems, Inc.*	22,187	225,420
WellCare Health Plans, Inc.*	31,984	1,214,752

		21,799,146

Health Care Technology (0.7%)
athenahealth, Inc.*	25,081	1,493,574
Computer Programs & Systems, Inc.	7,602	502,872
Epocrates, Inc.*	14,500	130,645
MedAssets, Inc.*	36,682	352,514
Medidata Solutions, Inc.*	15,600	256,464
Merge Healthcare, Inc.*	52,500	319,725
Omnicell, Inc.*	28,055	386,598
Quality Systems, Inc.	15,138	1,468,386

		4,910,778

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*	54,400	266,560
Caliper Life Sciences, Inc.*	34,600	362,262
Complete Genomics, Inc.*	17,300	101,551
Enzo Biochem, Inc.*	36,735	94,409
eResearchTechnology, Inc.*	39,075	174,275
Luminex Corp.*	37,219	825,145
Pacific Biosciences of California, Inc.*	18,000	57,780
PAREXEL International Corp.*	43,537	824,156
Sequenom, Inc.*	75,149	382,508

		3,088,646

Pharmaceuticals (1.9%)
Acura Pharmaceuticals, Inc.*	34,052	115,777
Akorn, Inc.*	43,400	338,954
Auxilium Pharmaceuticals, Inc.*	38,257	573,472
AVANIR Pharmaceuticals, Inc., Class A*	70,900	202,774
Cadence Pharmaceuticals, Inc.*	25,735	168,564
Corcept Therapeutics, Inc.*	59,600	184,760
Durect Corp.*	96,364	155,146
Endocyte, Inc.*	18,500	196,100
Hi-Tech Pharmacal Co., Inc.*	8,600	288,960
Impax Laboratories, Inc.*	56,466	1,011,306
Jazz Pharmaceuticals, Inc.*	16,200	672,624
Lannett Co., Inc.*	33,557	128,523
MAP Pharmaceuticals, Inc.*	17,000	248,540
Medicines Co.*	41,787	621,791
Medicis Pharmaceutical Corp., Class A	44,475	1,622,448
Nektar Therapeutics*	80,386	389,872
Obagi Medical Products, Inc.*	5,013	45,468
Optimer Pharmaceuticals, Inc.*	34,056	471,335
Pain Therapeutics, Inc.*	29,300	139,468
Par Pharmaceutical Cos., Inc.*	32,135	855,434
Pozen, Inc.*	26,986	65,036
Questcor Pharmaceuticals, Inc.*	38,400	1,046,784
Sagent Pharmaceuticals, Inc.*	9,600	194,304
Salix Pharmaceuticals Ltd.*	46,463	1,375,305
Sucampo Pharmaceuticals, Inc., Class A*	42,720	159,346
ViroPharma, Inc.*	63,233	1,142,620
Vivus, Inc.*	73,827	595,784
XenoPort, Inc.*	23,178	136,750

		13,147,245

Total Health Care		90,697,487

Industrials (15.0%)
Aerospace & Defense (1.9%)
AAR Corp.	33,512	558,645
Aerovironment, Inc.*	10,321	290,536
American Science & Engineering, Inc.	7,277	444,261
Ceradyne, Inc.*	24,493	658,617
Cubic Corp.	12,186	476,107
Curtiss-Wright Corp.	33,617	969,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
DigitalGlobe, Inc.*	22,113	$429,656
Esterline Technologies Corp.*	22,687	1,176,094
GenCorp, Inc.*	43,100	193,519
GeoEye, Inc.*	15,341	434,917
HEICO Corp.	30,575	1,505,513
Hexcel Corp.*	75,059	1,663,307
Moog, Inc., Class A*	37,353	1,218,455
National Presto Industries, Inc.	3,572	310,443
Orbital Sciences Corp.*	52,887	676,954
Teledyne Technologies, Inc.*	27,354	1,336,516
Triumph Group, Inc.	29,004	1,413,655

		13,756,373

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	42,600	184,458
Atlas Air Worldwide Holdings, Inc.*	20,727	690,002
Forward Air Corp.	26,940	685,623
Hub Group, Inc., Class A*	26,833	758,569
Pacer International, Inc.*	28,620	107,325

		2,425,977

Airlines (0.6%)
Alaska Air Group, Inc.*	28,707	1,615,917
Allegiant Travel Co.*	12,677	597,467
JetBlue Airways Corp.*	195,689	802,325
SkyWest, Inc.	54,215	624,015
U.S. Airways Group, Inc.*	123,786	680,823

		4,320,547

Building Products (0.7%)
A.O. Smith Corp.	27,822	891,139
AAON, Inc.	13,800	217,350
Ameron International Corp.	7,995	679,095
Apogee Enterprises, Inc.	21,400	183,826
Gibraltar Industries, Inc.*	22,500	182,700
Griffon Corp.*	51,143	418,350
NCI Building Systems, Inc.*	2,492	18,839
Quanex Building Products Corp.	33,467	366,463
Simpson Manufacturing Co., Inc.	34,619	863,052
Trex Co., Inc.*	11,800	189,154
Universal Forest Products, Inc.	15,654	376,479
USG Corp.*	52,400	352,652

		4,739,099

Commercial Services & Supplies (2.7%)
ABM Industries, Inc.	40,632	774,446
ACCO Brands Corp.*	53,466	255,033
Brink’s Co.	38,400	895,104
Clean Harbors, Inc.*	38,036	1,951,247
Consolidated Graphics, Inc.*	11,364	415,127
Deluxe Corp.	46,861	871,615
EnergySolutions, Inc.*	70,271	248,057
EnerNOC, Inc.*	17,100	153,900
Ennis, Inc.	22,556	294,581
Fuel Tech, Inc.*	18,014	104,842
G&K Services, Inc., Class A	17,482	446,490
GEO Group, Inc.*	48,474	899,677
Healthcare Services Group, Inc.	60,069	969,514
Herman Miller, Inc.	41,791	746,387
Higher One Holdings, Inc.*	22,500	366,075
HNI Corp.	38,941	744,941
Interface, Inc., Class A	40,298	477,934
Knoll, Inc.	39,158	536,465
M&F Worldwide Corp.*	10,200	251,124
McGrath RentCorp	19,645	467,355
Metalico, Inc.*	17,703	69,042
Mine Safety Appliances Co.	19,907	536,693
Mobile Mini, Inc.*	32,795	539,150
Quad/Graphics, Inc.	18,500	334,295
Rollins, Inc.	57,927	1,083,814
Standard Parking Corp.*	2,010	31,436
Steelcase, Inc., Class A	66,472	419,438
Swisher Hygiene, Inc.*	62,100	251,505
Sykes Enterprises, Inc.*	35,099	524,730
Team, Inc.*	14,800	310,504
Tetra Tech, Inc.#*	56,337	1,055,755
TMS International Corp., Class A*	19,200	139,776
U.S. Ecology, Inc.	13,300	205,751
UniFirst Corp.	12,705	575,409
United Stationers, Inc.	33,772	920,287
Viad Corp.	16,724	283,974

		19,151,473

Construction & Engineering (0.7%)
Argan, Inc.*	12,930	131,627
Comfort Systems USA, Inc.	32,243	268,262
Dycom Industries, Inc.*	39,416	603,065
EMCOR Group, Inc.*	54,399	1,105,932
Furmanite Corp.*	830	4,490
Granite Construction, Inc.	29,073	545,700
Great Lakes Dredge & Dock Corp.	46,707	190,097
Insituform Technologies, Inc., Class A*	34,662	401,386
Layne Christensen Co.*	17,093	394,848
MasTec, Inc.*	48,462	853,416
MYR Group, Inc.*	15,100	266,364
Primoris Services Corp.	21,700	226,982
Tutor Perini Corp.	23,995	275,703

		5,267,872

Electrical Equipment (1.3%)
A123 Systems, Inc.*	58,200	200,208
Acuity Brands, Inc.	34,502	1,243,452
American Superconductor Corp.*	39,075	153,565
AZZ, Inc.	10,493	406,813
Belden, Inc.	40,735	1,050,556
Brady Corp., Class A	37,141	981,637
Broadwind Energy, Inc.*	29,219	9,353
Capstone Turbine Corp.*	180,600	180,600
Encore Wire Corp.	17,428	358,668
Ener1, Inc.*	42,839	5,869
EnerSys*	37,539	751,531
Franklin Electric Co., Inc.	21,276	771,893
FuelCell Energy, Inc.*	63,560	53,384
Generac Holdings, Inc.*	18,300	344,223
Global Power Equipment Group, Inc.*	11,600	269,932
II-VI, Inc.*	42,786	748,755
LSI Industries, Inc.	6,318	39,361
Vicor Corp.	17,400	152,250
Woodward, Inc.	46,733	1,280,484

		9,002,534

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	14,213	685,067
Seaboard Corp.	267	481,131
Standex International Corp.	9,079	282,629
Tredegar Corp.	28,029	415,670

		1,864,497

Machinery (3.0%)
3D Systems Corp.*	28,200	394,518
Accuride Corp.*	29,700	152,064
Actuant Corp., Class A	52,613	1,039,107
Albany International Corp., Class A	27,591	503,536
Altra Holdings, Inc.*	22,700	262,639
American Railcar Industries, Inc.*	11,500	176,870
Ampco-Pittsburgh Corp.	1,780	36,401
Astec Industries, Inc.*	15,843	463,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Badger Meter, Inc.	13,430	$388,530
Barnes Group, Inc.	45,506	875,990
Blount International, Inc.*	35,433	473,385
Briggs & Stratton Corp.	46,044	622,054
Cascade Corp.	6,700	223,713
Chart Industries, Inc.*	21,421	903,324
CIRCOR International, Inc.	15,109	443,751
CLARCOR, Inc.	40,474	1,674,814
Colfax Corp.*	20,400	413,304
Commercial Vehicle Group, Inc.*	21,100	138,627
Energy Recovery, Inc.*	25,255	76,018
EnPro Industries, Inc.*	17,254	512,099
ESCO Technologies, Inc.	24,852	633,726
Federal Signal Corp.	46,400	205,088
Flow International Corp.*	16,296	36,014
Gorman-Rupp Co.	13,470	332,574
Greenbrier Cos., Inc.*	14,500	168,925
John Bean Technologies Corp.	25,631	365,498
Kadant, Inc.*	9,000	159,840
Kaydon Corp.	23,554	675,529
L.B. Foster Co., Class A	7,800	173,394
Lindsay Corp.	11,575	622,735
McCoy Corp.	3,100	8,431
Meritor, Inc.*	77,735	548,809
Met-Pro Corp.	8,996	77,186
Middleby Corp.*	12,998	915,839
Mueller Industries, Inc.	32,157	1,240,939
Mueller Water Products, Inc., Class A	141,493	350,903
NACCO Industries, Inc., Class A	4,400	278,960
RBC Bearings, Inc.*	17,000	577,830
Robbins & Myers, Inc.	28,825	1,000,516
Sauer-Danfoss, Inc.*	8,700	251,430
Sun Hydraulics Corp.	15,750	320,985
Tennant Co.	15,831	559,942
Titan International, Inc.	29,200	438,000
Trimas Corp.*	18,800	279,180
Wabash National Corp.*	47,300	225,621
Watts Water Technologies, Inc., Class A	27,659	737,112

		20,959,633

Marine (0.0%)
International Shipholding Corp.	5,969	110,367
Ultrapetrol Bahamas Ltd.*	12,635	28,681

		139,048

Professional Services (1.4%)
Acacia Research Corp. - Acacia Technologies*	29,741	1,070,379
Advisory Board Co.*	14,242	919,036
Corporate Executive Board Co.	25,204	751,079
CoStar Group, Inc.*	18,236	947,725
Exponent, Inc.*	12,223	505,176
FTI Consulting, Inc.*	30,900	1,137,429
Heidrick & Struggles International, Inc.	12,900	212,205
Huron Consulting Group, Inc.*	18,750	583,687
ICF International, Inc.*	13,700	257,697
Insperity, Inc.	17,787	395,761
Kelly Services, Inc., Class A	19,134	218,128
Kforce, Inc.*	24,400	239,364
Korn/Ferry International*	37,552	457,759
Navigant Consulting, Inc.*	42,332	392,418
On Assignment, Inc.*	27,100	191,597
Pendrell Corp.*	111,000	249,750
Resources Connection, Inc.	41,095	401,909
RPX Corp.*	9,000	186,390
TrueBlue, Inc.*	35,615	403,518
VSE Corp.	3,825	98,991

		9,619,998

Road & Rail (1.1%)
Amerco, Inc.*	8,242	514,713
Arkansas Best Corp.	23,168	374,163
Avis Budget Group, Inc.*	77,064	745,209
Dollar Thrifty Automotive Group, Inc.*	23,399	1,317,364
Genesee & Wyoming, Inc., Class A*	31,361	1,458,914
Heartland Express, Inc.	48,655	659,762
Knight Transportation, Inc.	54,150	720,736
Old Dominion Freight Line, Inc.*	36,393	1,054,305
Patriot Transportation Holding, Inc.*	900	18,189
RailAmerica, Inc.*	17,300	225,419
Swift Transportation Co.*	58,200	374,808
Werner Enterprises, Inc.	35,366	736,674

		8,200,256

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	33,955	323,252
Applied Industrial Technologies, Inc.	38,188	1,037,186
Beacon Roofing Supply, Inc.*	42,176	674,394
CAI International, Inc.*	3,870	45,356
H&E Equipment Services, Inc.*	21,000	173,250
Interline Brands, Inc.*	30,046	386,692
Kaman Corp.	23,992	668,177
Lawson Products, Inc.	5,314	71,845
RSC Holdings, Inc.*	44,821	319,574
Rush Enterprises, Inc., Class A*	32,200	455,952
TAL International Group, Inc.	12,400	309,256
Textainer Group Holdings Ltd.	9,100	184,548
Titan Machinery, Inc.*	9,700	173,630
United Rentals, Inc.*	45,844	772,013
Watsco, Inc.	23,687	1,210,406

		6,805,531

Total Industrials		106,252,838

Information Technology (17.1%)
Communications Equipment (2.3%)
ADTRAN, Inc.	49,306	1,304,637
Arris Group, Inc.*	110,703	1,140,241
Aruba Networks, Inc.*	60,316	1,261,208
Aviat Networks, Inc.*	42,137	99,022
Bel Fuse, Inc., Class B	1,450	22,605
BigBand Networks, Inc.*	39,895	51,066
Black Box Corp.	15,043	321,168
Blue Coat Systems, Inc.*	36,795	510,715
Calix, Inc.*	27,600	215,280
Comtech Telecommunications Corp.	25,643	720,312
DG FastChannel, Inc.*	20,260	343,407
Digi International, Inc.*	18,300	201,300
Emulex Corp.*	79,657	509,805
Finisar Corp.*	66,800	1,171,672
Globecomm Systems, Inc.*	3,550	47,960
Harmonic, Inc.*	86,459	368,315
Infinera Corp.*	86,261	665,935
InterDigital, Inc.	34,625	1,612,832
Ixia*	26,063	199,903
Loral Space & Communications, Inc.*	10,096	505,810
NETGEAR, Inc.*	31,829	824,053
Oclaro, Inc.*	39,600	144,144
Oplink Communications, Inc.*	15,300	231,642
Plantronics, Inc.	38,259	1,088,468
Powerwave Technologies, Inc.*	125,898	216,545
ShoreTel, Inc.*	33,600	167,328
Sonus Networks, Inc.*	163,241	354,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sycamore Networks, Inc.	16,421	$296,399
Tekelec*	58,881	355,641
ViaSat, Inc.*	27,140	904,033

		15,855,679

Computers & Peripherals (0.5%)
Avid Technology, Inc.*	22,731	175,938
Electronics for Imaging, Inc.*	33,652	453,292
Intermec, Inc.*	57,202	372,957
Novatel Wireless, Inc.*	24,000	72,480
OCZ Technology Group, Inc.*	37,700	182,845
Quantum Corp.*	201,581	364,862
Silicon Graphics International Corp.*	23,200	276,544
STEC, Inc.*	32,499	329,540
Stratasys, Inc.*	15,566	288,594
Super Micro Computer, Inc.*	18,500	231,805
Synaptics, Inc.*	30,737	734,614
Xyratex Ltd.	24,200	224,334

		3,707,805

Electronic Equipment, Instruments & Components (2.5%)
Aeroflex Holding Corp.*	15,700	142,870
Anixter International, Inc.	21,958	1,041,688
Benchmark Electronics, Inc.*	48,348	629,008
Brightpoint, Inc.*	43,412	399,825
Checkpoint Systems, Inc.*	36,911	501,251
Cognex Corp.	36,803	997,729
Coherent, Inc.*	21,452	921,578
CTS Corp.	24,800	201,624
Daktronics, Inc.	25,100	215,358
DTS, Inc.*	15,895	394,673
Electro Scientific Industries, Inc.*	21,200	252,068
Fabrinet*	15,000	280,500
FARO Technologies, Inc.*	16,067	506,914
FEI Co.*	34,673	1,038,803
GSI Group, Inc.*	22,800	175,104
Insight Enterprises, Inc.*	46,143	698,605
Kemet Corp.*	32,400	231,660
Littelfuse, Inc.	19,549	786,065
Maxwell Technologies, Inc.*	21,200	390,292
Measurement Specialties, Inc.*	11,100	288,156
Mercury Computer Systems, Inc.*	18,200	209,300
Methode Electronics, Inc.	45,082	334,959
Microvision, Inc.*	71,396	48,556
MTS Systems Corp.	15,602	478,045
Newport Corp.*	27,187	293,892
OSI Systems, Inc.*	15,768	528,543
Park Electrochemical Corp.	15,472	330,637
PC Connection, Inc.*	21,196	169,144
Plexus Corp.*	28,175	637,319
Power-One, Inc.*	65,400	294,300
RadiSys Corp.*	23,542	144,077
Rofin-Sinar Technologies, Inc.*	24,925	478,560
Rogers Corp.*	13,684	535,455
Sanmina-SCI Corp.*	63,800	426,184
Scansource, Inc.*	23,039	681,033
SYNNEX Corp.*	15,862	415,584
TTM Technologies, Inc.*	38,162	362,921
Universal Display Corp.*	26,560	1,273,286

		17,735,566

Internet Software & Services (1.7%)
Active Network, Inc.*	14,500	213,875
Ancestry.com, Inc.*	23,200	545,200
Bankrate, Inc.*	16,729	254,448
comScore, Inc.*	23,363	394,134
Constant Contact, Inc.*	18,346	317,202
Cornerstone OnDemand, Inc.*	14,800	185,592
DealerTrack Holdings, Inc.*	37,064	580,793
Demand Media, Inc.*	18,600	148,800
Dice Holdings, Inc.*	35,600	278,392
Digital River, Inc.*	35,331	732,412
EarthLink, Inc.	103,433	675,417
InfoSpace, Inc.*	26,800	224,048
Internap Network Services Corp.*	39,400	193,848
IntraLinks Holdings, Inc.*	23,500	176,485
j2 Global Communications, Inc.	33,278	895,178
KIT Digital, Inc.*	26,000	218,400
Limelight Networks, Inc.*	38,800	91,568
Liquidity Services, Inc.*	13,800	442,566
LivePerson, Inc.*	34,100	339,295
LogMeIn, Inc.*	12,100	401,841
Move, Inc.*	118,200	171,390
NIC, Inc.	46,855	536,490
OpenTable, Inc.*	17,300	795,973
Openwave Systems, Inc.*	79,841	124,552
QuinStreet, Inc.*	20,000	207,000
RealNetworks, Inc.	19,625	165,439
RightNow Technologies, Inc.*	16,100	532,105
Stamps.com, Inc.	14,405	294,438
Travelzoo, Inc.*	4,100	90,159
United Online, Inc.	72,273	377,988
ValueClick, Inc.*	62,424	971,317
Vocus, Inc.*	12,900	216,204
Web.com Group, Inc.*	21,000	146,580

		11,939,129

IT Services (2.0%)
Acxiom Corp.*	63,869	679,566
CACI International, Inc., Class A*	22,959	1,146,572
Cardtronics, Inc.*	31,600	724,272
Cass Information Systems, Inc.	6,100	189,405
CIBER, Inc.*	46,400	140,592
Convergys Corp.*	77,200	724,136
CSG Systems International, Inc.*	33,465	422,998
Euronet Worldwide, Inc.*	44,426	699,265
ExlService Holdings, Inc.*	11,900	261,800
Forrester Research, Inc.	11,280	366,713
Global Cash Access Holdings, Inc.*	40,400	103,424
Hackett Group, Inc.*	10,719	39,982
Heartland Payment Systems, Inc.	35,637	702,762
iGATE Corp.	19,000	219,260
Jack Henry & Associates, Inc.	68,044	1,971,915
Lionbridge Technologies, Inc.*	46,700	114,882
ManTech International Corp., Class A	18,541	581,817
MAXIMUS, Inc.	25,884	903,352
MoneyGram International, Inc.*	67,800	157,974
NCI, Inc., Class A*	8,225	98,124
Sapient Corp.	83,569	847,390
Stream Global Services, Inc.*	38,200	78,692
Syntel, Inc.	12,582	543,416
TeleTech Holdings, Inc.*	18,625	283,845
TNS, Inc.*	23,218	436,498
Unisys Corp.*	34,464	540,740
Virtusa Corp.*	14,500	191,400
Wright Express Corp.*	28,302	1,076,608

		14,247,400

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Energy Industries, Inc.*	26,403	227,594
Amkor Technology, Inc.*	104,109	453,915
ANADIGICS, Inc.*	52,100	112,536
Applied Micro Circuits Corp.*	58,562	314,478
ATMI, Inc.*	29,870	472,543
Axcelis Technologies, Inc.*	79,100	94,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Brooks Automation, Inc.	59,550	$485,332
Cabot Microelectronics Corp.*	22,120	760,707
Cavium, Inc.*	35,400	956,154
CEVA, Inc.*	16,200	393,822
Cirrus Logic, Inc.*	53,467	788,104
CSR plc (ADR)*	6,556	85,095
Cymer, Inc.*	26,598	988,914
Day4 Energy, Inc.*	7,000	1,269
Diodes, Inc.*	29,708	532,367
Entegris, Inc.*	100,746	642,759
Entropic Communications, Inc.*	62,845	259,550
Exar Corp.*	30,032	171,483
FormFactor, Inc.*	42,795	266,613
GT Advanced Technologies, Inc.*	92,400	648,648
Hittite Microwave Corp.*	21,915	1,067,261
Inphi Corp.*	16,100	141,197
Integrated Device Technology, Inc.*	130,200	670,530
Kulicke & Soffa Industries, Inc.*	56,441	421,050
Lattice Semiconductor Corp.*	96,400	506,100
LTX-Credence Corp.*	37,600	198,904
MaxLinear, Inc., Class A*	15,600	100,776
Micrel, Inc.	40,675	385,192
Microsemi Corp.*	61,627	984,799
MIPS Technologies, Inc.*	36,400	176,176
MKS Instruments, Inc.	42,872	930,751
Monolithic Power Systems, Inc.*	31,496	320,629
Nanometrics, Inc.*	16,100	233,450
Netlogic Microsystems, Inc.*	50,210	2,415,603
NVE Corp.*	4,043	245,248
OmniVision Technologies, Inc.*	41,618	584,317
Pericom Semiconductor Corp.*	21,500	159,315
Photronics, Inc.*	40,500	201,690
Power Integrations, Inc.	24,124	738,436
Rambus, Inc.*	72,100	1,009,400
RF Micro Devices, Inc.*	212,846	1,349,444
Rubicon Technology, Inc.*	10,200	111,486
Semtech Corp.*	55,396	1,168,856
Sigma Designs, Inc.*	20,459	160,399
Silicon Image, Inc.*	60,800	356,896
Spansion, Inc., Class A*	36,900	450,918
Standard Microsystems Corp.*	17,920	347,648
Tessera Technologies, Inc.*	43,710	521,897
TriQuint Semiconductor, Inc.*	125,665	630,838
Ultratech, Inc.*	17,324	297,107
Veeco Instruments, Inc.*	30,694	748,934
Volterra Semiconductor Corp.*	19,883	382,350

		26,674,400

Software (4.3%)
Accelrys, Inc.*	31,958	193,665
ACI Worldwide, Inc.*	31,072	855,723
Actuate Corp.*	37,203	205,361
Advent Software, Inc.*	27,014	563,242
American Software, Inc., Class A	6,090	44,153
Aspen Technology, Inc.*	62,100	948,267
Blackbaud, Inc.	32,187	716,804
Blackboard, Inc.*	27,157	1,212,832
Bottomline Technologies, Inc.*	23,491	473,109
BroadSoft, Inc.*	16,600	503,810
CommVault Systems, Inc.*	32,214	1,193,851
Concur Technologies, Inc.*	34,420	1,281,112
Deltek, Inc.*	36,100	216,961
Ebix, Inc.*	18,849	277,080
EPIQ Systems, Inc.	31,930	400,083
Fair Isaac Corp.	33,127	723,162
FalconStor Software, Inc.*	44,909	131,134
Interactive Intelligence Group*	10,000	271,500
JDA Software Group, Inc.*	33,455	784,185
Kenexa Corp.*	18,700	292,468
Magma Design Automation, Inc.*	50,500	229,775
Manhattan Associates, Inc.*	21,550	712,874
Mentor Graphics Corp.*	87,318	839,999
MicroStrategy, Inc., Class A*	6,309	719,668
Monotype Imaging Holdings, Inc.*	26,300	319,019
NetScout Systems, Inc.*	27,454	313,525
NetSuite, Inc.*	17,700	478,077
Opnet Technologies, Inc.	10,100	352,591
Parametric Technology Corp.*	92,645	1,424,880
Pegasystems, Inc.	10,425	319,109
Progress Software Corp.*	56,277	987,661
QLIK Technologies, Inc.*	51,700	1,119,822
Quest Software, Inc.*	47,511	754,475
RealD, Inc.*	28,500	266,475
RealPage, Inc.*	22,300	456,035
Renaissance Learning, Inc.	16,300	273,514
Rosetta Stone, Inc.*	8,103	74,142
S1 Corp.*	38,300	351,211
Smith Micro Software, Inc.*	24,400	37,088
SolarWinds, Inc.*	41,800	920,436
Sourcefire, Inc.*	20,346	544,459
SS&C Technologies Holdings, Inc.*	14,100	201,489
SuccessFactors, Inc.*	58,046	1,334,478
Synchronoss Technologies, Inc.*	16,634	414,353
Take-Two Interactive Software, Inc.*	53,356	678,688
Taleo Corp., Class A*	28,441	731,503
TeleCommunication Systems, Inc., Class A*	27,494	94,854
THQ, Inc.*	51,900	89,787
TiVo, Inc.*	92,067	859,906
Tyler Technologies, Inc.*	31,177	788,155
Ultimate Software Group, Inc.*	21,570	1,007,750
VASCO Data Security International, Inc.*	22,200	113,442
Verint Systems, Inc.*	15,500	407,495
VirnetX Holding Corp.*	28,000	419,720
Websense, Inc.*	30,304	524,259

		30,449,216

Total Information Technology		120,609,195

Materials (4.5%)
Chemicals (2.1%)
A. Schulman, Inc.	21,143	359,220
Arch Chemicals, Inc.	16,446	771,646
Balchem Corp.	24,885	928,459
Calgon Carbon Corp.*	51,138	745,081
Chemtura Corp.*	70,700	709,121
Ferro Corp.*	72,473	445,709
Flotek Industries, Inc.*	36,700	171,389
Georgia Gulf Corp.*	27,000	373,410
H.B. Fuller Co.	43,759	797,289
Innophos Holdings, Inc.	14,913	594,581
Innospec, Inc.*	17,400	421,254
Koppers Holdings, Inc.	16,713	428,020
Kraton Performance Polymers, Inc.*	23,400	378,612
LSB Industries, Inc.*	14,100	404,247
Minerals Technologies, Inc.	17,025	838,822
NewMarket Corp.	7,187	1,091,490
Olin Corp.	57,903	1,042,833
OM Group, Inc.*	21,487	558,017
Omnova Solutions, Inc.*	33,200	118,856
PolyOne Corp.	73,100	782,901
Quaker Chemical Corp.	9,100	235,872
Sensient Technologies Corp.	42,125	1,371,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Stepan Co.	6,244	$419,472
STR Holdings, Inc.*	22,700	184,097
TPC Group, Inc.*	9,700	194,776
Zep, Inc.	16,200	243,324

		14,609,667

Construction Materials (0.2%)
Eagle Materials, Inc.	32,700	544,455
Texas Industries, Inc.	20,526	651,495

		1,195,950

Containers & Packaging (0.1%)
Boise, Inc.	76,500	395,505
Graphic Packaging Holding Co.*	94,953	327,588
Myers Industries, Inc.	22,900	232,435

		955,528

Metals & Mining (1.4%)
AMCOL International Corp.	23,149	555,344
Century Aluminum Co.*	42,291	378,082
Coeur d’Alene Mines Corp.*	65,236	1,398,660
Globe Specialty Metals, Inc.	49,200	714,384
Gold Resource Corp.	20,900	347,985
Golden Star Resources Ltd.*	206,800	384,648
Haynes International, Inc.	9,533	414,209
Hecla Mining Co.*	199,429	1,068,939
Horsehead Holding Corp.*	32,667	242,389
Jaguar Mining, Inc.*	67,400	316,780
Kaiser Aluminum Corp.	13,791	610,665
Materion Corp.*	19,245	436,477
Noranda Aluminum Holding Corp.*	23,300	194,555
Paramount Gold and Silver Corp.*	86,000	202,960
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	643,306
Stillwater Mining Co.*	75,678	643,263
Thompson Creek Metals Co., Inc.*	125,100	759,357
U.S. Gold Corp.*	64,900	260,249
Worthington Industries, Inc.	43,380	606,019

		10,178,271

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.	37,020	892,552
Clearwater Paper Corp.*	21,138	718,269
Deltic Timber Corp.	9,253	552,219
KapStone Paper and Packaging Corp.*	27,486	381,781
Louisiana-Pacific Corp.*	103,548	528,095
P.H. Glatfelter Co.	43,415	573,512
Schweitzer-Mauduit International, Inc.	14,782	825,870
Wausau Paper Corp.	35,600	227,484

		4,699,782

Total Materials		31,639,198

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
AboveNet, Inc.	18,055	967,748
Alaska Communications Systems Group, Inc.	31,677	207,801
Atlantic Tele-Network, Inc.	6,800	223,584
Cbeyond, Inc.*	18,708	132,078
Cincinnati Bell, Inc.*	118,537	366,279
Cogent Communications Group, Inc.*	39,925	536,991
Consolidated Communications Holdings, Inc.	22,542	406,883
General Communication, Inc., Class A*	38,100	312,420
Global Crossing Ltd.*	25,589	611,833
Globalstar, Inc.*	217,900	89,121
IDT Corp., Class B	8,100	165,240
Iridium Communications, Inc.*	32,000	198,400
Neutral Tandem, Inc.*	30,573	295,947
PAETEC Holding Corp.*	126,685	670,164
Premiere Global Services, Inc.*	58,452	375,262
Vonage Holdings Corp.*	79,700	207,220

		5,766,971

Wireless Telecommunication Services (0.2%)
Leap Wireless International, Inc.*	44,800	309,120
NTELOS Holdings Corp.	27,721	491,493
Shenandoah Telecommunications Co.	21,724	242,006
USA Mobility, Inc.	17,700	233,640

		1,276,259

Total Telecommunication Services		7,043,230

Utilities (4.0%)
Electric Utilities (1.7%)
Allete, Inc.	25,023	916,592
Central Vermont Public Service Corp.	9,700	341,537
Cleco Corp.	46,481	1,586,861
El Paso Electric Co.	30,846	989,848
Empire District Electric Co.	30,023	581,846
IDACORP, Inc.	37,108	1,401,940
MGE Energy, Inc.	20,553	835,891
Otter Tail Corp.	32,825	600,698
PNM Resources, Inc.	59,481	977,273
Portland General Electric Co.	57,432	1,360,564
UIL Holdings Corp.	39,731	1,308,342
UniSource Energy Corp.	25,243	911,020

		11,812,412

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	7,500	300,825
Laclede Group, Inc.	16,352	633,640
New Jersey Resources Corp.	32,311	1,375,479
Nicor, Inc.	35,092	1,930,411
Northwest Natural Gas Co.	19,342	852,982
Piedmont Natural Gas Co., Inc.#	55,177	1,594,064
South Jersey Industries, Inc.	20,976	1,043,556
Southwest Gas Corp.	31,836	1,151,508
WGL Holdings, Inc.	38,325	1,497,358

		10,379,823

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	50,300	713,757
Dynegy, Inc.*	82,200	338,664

		1,052,421

Multi-Utilities (0.5%)
Avista Corp.	46,099	1,099,461
Black Hills Corp.	34,719	1,063,790
CH Energy Group, Inc.	10,368	540,899
NorthWestern Corp.	26,578	848,901

		3,553,051

Water Utilities (0.2%)
American States Water Co.	16,779	569,311
California Water Service Group	33,500	593,285
SJW Corp.	10,200	222,054

		1,384,650

Total Utilities		28,182,357

Total Common Stocks (99.1%) (Cost $609,647,723)		700,395,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$19,200	$13,042

Total Financials		13,042

Total Corporate Bonds		13,042

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		13,042

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*† (Cost $—)	10,000	9,500

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 12/31/49* (Cost $—)	7,330	—

Total Investments (99.1%) (Cost $609,666,923)		700,418,292
Other Assets Less Liabilities (0.9%)		6,322,378

Net Assets (100%)		$706,740,670

*	Non-income producing.

†	Securities (totaling $9,500 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 1,834,721

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	67	December-11	$4,499,516	$4,298,050	$(201,466)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$91,954,313	$—	$—	$91,954,313
Consumer Staples	26,741,262	—	—	26,741,262
Energy	43,618,381	—	—	43,618,381
Financials	153,657,489	—	—	153,657,489
Health Care	90,697,487	—	—	90,697,487
Industrials	106,252,838	—	—	106,252,838
Information Technology	120,609,195	—	—	120,609,195
Materials	31,639,198	—	—	31,639,198
Telecommunication Services	7,043,230	—	—	7,043,230
Utilities	28,182,357	—	—	28,182,357
Corporate Bonds
Financials	—	13,042	—	13,042
Rights
Health Care	—	—	9,500	9,500
Warrants
Energy	—	—	—	—

Total Assets	$700,395,750	$13,042	$9,500	$700,418,292

Liabilities:
Futures	$(201,466)	$—	$—	$(201,466)

Total Liabilities	$(201,466)	$—	$—	$(201,466)

Total	$700,194,284	$13,042	$9,500	$700,216,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Financials	Investments in Rights - Health Care
Balance as of 12/31/10	$19,200	$—
Total gains or losses (realized/unrealized) included in earnings	—	9,500
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers in and/or out of Level 3	—	—
Transfers in and/or out of Level 3	(19,200)	—

Balance as of 9/30/11	$—	$9,500

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$9,500

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$135,796,868
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$187,976,055

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,476,263
Aggregate gross unrealized depreciation	(93,154,257)

Net unrealized appreciation	$84,322,006

Federal income tax cost of investments	$616,096,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Auto Components (0.3%)
Johnson Controls, Inc.	86,400	$2,278,368

Automobiles (0.3%)
Harley-Davidson, Inc.	56,100	1,925,913

Hotels, Restaurants & Leisure (6.0%)
Carnival plc	111,900	3,462,604
Chipotle Mexican Grill, Inc.*	19,100	5,786,345
Ctrip.com International Ltd. (ADR)*	106,800	3,434,688
Las Vegas Sands Corp.*	98,400	3,772,656
Marriott International, Inc., Class A	207,009	5,638,925
MGM Resorts International*	187,500	1,741,875
Royal Caribbean Cruises Ltd.	54,700	1,183,708
Starbucks Corp.	210,500	7,849,545
Starwood Hotels & Resorts Worldwide, Inc.	99,300	3,854,826
Yum! Brands, Inc.	53,700	2,652,243

		39,377,415

Internet & Catalog Retail (7.2%)
Amazon.com, Inc.*	142,100	30,726,283
Liberty Interactive Corp.*	158,600	2,342,522
priceline.com, Inc.*	31,600	14,202,936

		47,271,741

Media (0.9%)
Discovery Communications, Inc.,
Class A*	37,100	1,395,702
Walt Disney Co.	158,800	4,789,408

		6,185,110

Specialty Retail (1.7%)
AutoZone, Inc.*	12,400	3,957,956
CarMax, Inc.*	163,300	3,894,705
Ross Stores, Inc.	41,400	3,257,766

		11,110,427

Textiles, Apparel & Luxury Goods (3.1%)
Coach, Inc.	46,700	2,420,461
Fossil, Inc.*	33,060	2,679,844
NIKE, Inc., Class B	98,500	8,422,735
Prada S.p.A.*	649,200	2,698,878
Ralph Lauren Corp.	35,300	4,578,410

		20,800,328

Total Consumer Discretionary		128,949,302

Consumer Staples (2.5%)
Beverages (0.4%)
Hansen Natural Corp.*	29,600	2,583,784

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	73,300	6,019,396
Whole Foods Market, Inc.	40,300	2,631,993

		8,651,389

Food Products (0.8%)
Green Mountain Coffee Roasters, Inc.*	57,600	5,353,344

Total Consumer Staples		16,588,517

Energy (6.8%)
Energy Equipment & Services (3.3%)
Cameron International Corp.*	116,500	4,839,410
FMC Technologies, Inc.*	166,600	6,264,160
McDermott International, Inc.*	163,200	1,756,032
Schlumberger Ltd.	149,400	8,923,662

		21,783,264

Oil, Gas & Consumable Fuels (3.5%)
Cimarex Energy Co.	29,200	1,626,440
Continental Resources, Inc.*	68,000	3,289,160
EOG Resources, Inc.	82,300	5,844,123
Occidental Petroleum Corp.	98,000	7,007,000
Peabody Energy Corp.	80,000	2,710,400
Suncor Energy, Inc.	118,700	3,019,728

		23,496,851

Total Energy		45,280,115

Financials (5.7%)
Capital Markets (1.8%)
Franklin Resources, Inc.	84,200	8,052,888
Invesco Ltd.	255,600	3,964,356

		12,017,244

Commercial Banks (0.5%)
U.S. Bancorp	140,300	3,302,662

Consumer Finance (1.5%)
American Express Co.	217,200	9,752,280

Diversified Financial Services (1.6%)
IntercontinentalExchange, Inc.*	52,200	6,173,172
JPMorgan Chase & Co.	134,900	4,063,188

		10,236,360

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	151,800	2,043,228

Total Financials		37,351,774

Health Care (6.5%)
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc.*	41,500	2,658,490
Biogen Idec, Inc.*	32,100	2,990,115
Celgene Corp.*	51,500	3,188,880
Human Genome Sciences, Inc.*	148,000	1,878,120

		10,715,605

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	39,700	2,228,758
Covidien plc	21,300	939,330
Edwards Lifesciences Corp.*	44,550	3,175,524
Stryker Corp.	81,900	3,859,947

		10,203,559

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	64,200	2,392,734
Express Scripts, Inc.*	133,200	4,937,724
McKesson Corp.	118,900	8,644,030

		15,974,488

Pharmaceuticals (1.0%)
Allergan, Inc.	48,200	3,970,716
Valeant Pharmaceuticals International, Inc.	61,400	2,279,168

		6,249,884

Total Health Care		43,143,536

Industrials (15.2%)
Aerospace & Defense (2.3%)
Boeing Co.	90,200	5,458,002
Precision Castparts Corp.	62,800	9,762,888

		15,220,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (2.9%)
Expeditors International of Washington, Inc.	96,600	$3,917,130
FedEx Corp.	139,100	9,414,288
United Parcel Service, Inc., Class B	91,500	5,778,225

		19,109,643

Construction & Engineering (0.3%)
Fluor Corp.	40,300	1,875,965

Electrical Equipment (1.5%)
Babcock & Wilcox Co.*	82,850	1,619,718
Cooper Industries plc	61,900	2,854,828
Emerson Electric Co.	55,700	2,300,967
Roper Industries, Inc.	45,700	3,149,187

		9,924,700

Industrial Conglomerates (3.4%)
3M Co.	48,700	3,496,173
Danaher Corp.	447,500	18,768,150

		22,264,323

Machinery (1.6%)
Caterpillar, Inc.	28,300	2,089,672
Cummins, Inc.	37,800	3,086,748
Deere & Co.	44,600	2,879,822
Joy Global, Inc.	45,300	2,825,814

		10,882,056

Road & Rail (1.5%)
Kansas City Southern*	60,400	3,017,584
Union Pacific Corp.	84,700	6,917,449

		9,935,033

Trading Companies & Distributors (1.7%)
Fastenal Co.	258,700	8,609,536
W.W. Grainger, Inc.	18,000	2,691,720

		11,301,256

Total Industrials		100,513,866

Information Technology (33.7%)
Communications Equipment (3.5%)
Juniper Networks, Inc.*	259,300	4,475,518
QUALCOMM, Inc.	379,300	18,445,359

		22,920,877

Computers & Peripherals (10.8%)
Apple, Inc.*	165,400	63,047,172
EMC Corp.*	113,000	2,371,870
NetApp, Inc.*	99,100	3,363,454
SanDisk Corp.*	60,800	2,453,280

		71,235,776

Electronic Equipment, Instruments & Components (1.5%)
Corning, Inc.	571,700	7,066,212
Trimble Navigation Ltd.*	77,800	2,610,190

		9,676,402

Internet Software & Services (8.7%)
Baidu, Inc. (ADR)*	132,200	14,133,502
eBay, Inc.*	245,900	7,251,591
Google, Inc., Class A*	54,400	27,982,272
Mail.ru Group Ltd. (GDR)(b)*§	87,700	2,560,840
Tencent Holdings Ltd.	265,700	5,450,181

		57,378,386

IT Services (5.9%)
Accenture plc, Class A	149,000	7,849,320
Mastercard, Inc., Class A	54,600	17,316,936
Teradata Corp.*	47,900	2,564,087
Visa, Inc., Class A	90,800	7,783,376
Western Union Co.	247,800	3,788,862

		39,302,581

Semiconductors & Semiconductor Equipment (0.9%)
Broadcom Corp., Class A*	150,300	5,003,487
NXP Semiconductors N.V.*	89,600	1,265,152

		6,268,639

Software (2.4%)
Autodesk, Inc.*	117,100	3,253,038
Nuance Communications, Inc.*	138,600	2,821,896
Red Hat, Inc.*	94,200	3,980,892
Rovi Corp.*	65,100	2,797,998
Salesforce.com, Inc.*	24,700	2,822,716

		15,676,540

Total Information Technology		222,459,201

Materials (4.4%)
Chemicals (3.3%)
Air Products and Chemicals, Inc.	37,300	2,848,601
Potash Corp. of Saskatchewan, Inc.	79,600	3,440,312
Praxair, Inc.	167,700	15,676,596

		21,965,509

Metals & Mining (1.1%)
BHP Billiton Ltd.	148,998	4,950,459
Freeport-McMoRan Copper & Gold, Inc.	79,400	2,417,730

		7,368,189

Total Materials		29,333,698

Telecommunication Services (4.6%)
Wireless Telecommunication Services (4.6%)
American Tower Corp., Class A*	267,900	14,413,020
Crown Castle International Corp.*	386,600	15,723,022

Total Telecommunication Services		30,136,042

Total Investments (98.9%) (Cost $574,019,743)		653,756,051
Other Assets Less Liabilities (1.1%)		7,085,290

Net Assets (100%)		$660,841,341

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $2,560,840 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$122,787,820	$6,161,482	$—	$128,949,302
Consumer Staples	16,588,517	—	—	16,588,517
Energy	45,280,115	—	—	45,280,115
Financials	37,351,774	—	—	37,351,774
Health Care	43,143,536	—	—	43,143,536
Industrials	100,513,866	—	—	100,513,866
Information Technology	214,448,180	8,011,021	—	222,459,201
Materials	24,383,239	4,950,459	—	29,333,698
Telecommunication Services	30,136,042	—	—	30,136,042

Total Assets	$634,633,089	$19,122,962	$—	$653,756,051

Total Liabilities	$—	$—	$—	$—

Total	$634,633,089	$19,122,962	$—	$653,756,051

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$203,434,104
Net Proceeds of Sales and Redemptions:
Stocks	$199,920,591

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,357,392
Aggregate gross unrealized depreciation	(51,562,429)

Net unrealized appreciation	$77,794,963

Federal income tax cost of investments	$575,961,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.5%)
Aisin Seiki Co., Ltd.	1,800	$59,801
Bridgestone Corp.	6,500	147,384
Cie Generale des Etablissements Michelin, Class B	34,341	2,050,792
Continental AG*	806	46,317
Denso Corp.	4,900	157,054
GKN plc	15,792	42,694
Goodyear Tire & Rubber Co.*	2,397	24,186
Johnson Controls, Inc.	6,682	176,204
Koito Manufacturing Co., Ltd.	1,000	15,745
NGK Spark Plug Co., Ltd.	2,000	27,077
NHK Spring Co., Ltd.	1,000	8,821
NOK Corp.	900	16,183
Nokian Renkaat Oyj	1,182	35,240
Pirelli & C. S.p.A.	2,898	20,565
Stanley Electric Co., Ltd.	1,200	18,126
Sumitomo Rubber Industries Ltd.	1,700	21,750
Toyoda Gosei Co., Ltd.	800	15,139
Toyota Boshoku Corp.	700	10,015
Toyota Industries Corp.	1,800	52,355

		2,945,448

Automobiles (1.8%)
Bayerische Motoren Werke (BMW) AG	18,291	1,211,967
Bayerische Motoren Werke (BMW) AG (Preference)	440	20,515
Daihatsu Motor Co., Ltd.	2,000	36,154
Daimler AG (Registered)	9,093	402,768
Fiat S.p.A.	7,802	42,166
Ford Motor Co.*	37,714	364,694
Fuji Heavy Industries Ltd.	6,000	35,049
Harley-Davidson, Inc.	2,318	79,577
Honda Motor Co., Ltd.	16,400	480,848
Hyundai Motor Co.	13,985	2,453,167
Isuzu Motors Ltd.	11,000	47,098
Mazda Motor Corp.*	14,100	28,385
Mitsubishi Motors Corp.*	39,000	51,519
Nissan Motor Co., Ltd.	229,420	2,027,443
Peugeot S.A.	1,644	34,978
Porsche Automobil Holding SE (Preference)	1,506	72,093
Renault S.A.	1,881	62,346
Suzuki Motor Corp.	3,300	72,592
Toyota Motor Corp.	103,530	3,539,115
Volkswagen AG	285	35,321
Volkswagen AG (Preference)	1,452	192,099
Yamaha Motor Co., Ltd.*	2,900	37,981

		11,327,875

Distributors (0.0%)
Genuine Parts Co.	1,551	78,791
Jardine Cycle & Carriage Ltd.	1,000	31,744
Li & Fung Ltd.	56,000	91,941

		202,476

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,200	47,532
Benesse Holdings, Inc.	600	26,433
DeVry, Inc.	608	22,472
H&R Block, Inc.	3,037	40,422

		136,859

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	1,480	39,393
Autogrill S.p.A.	893	8,975
Carnival Corp.	4,587	138,986
Carnival plc	1,967	60,866
Chipotle Mexican Grill, Inc.*	307	93,006
Compass Group plc	19,128	154,678
Crown Ltd.	4,618	35,189
Darden Restaurants, Inc.	1,363	58,268
Echo Entertainment Group Ltd.*	6,400	22,352
Galaxy Entertainment Group Ltd.*	13,000	18,358
Genting Singapore plc*	62,942	73,146
Intercontinental Hotels Group plc	3,146	51,071
International Game Technology	2,934	42,631
Marriott International, Inc., Class A	2,868	78,124
McDonald’s Corp.	10,240	899,277
McDonald’s Holdings Co. Japan Ltd.	573	15,229
OPAP S.A.	2,171	22,028
Oriental Land Co., Ltd.	500	53,355
Sands China Ltd.*	24,396	56,110
Shangri-La Asia Ltd.	13,000	24,494
SJM Holdings Ltd.	15,000	26,036
Sky City Entertainment Group Ltd.	6,322	15,914
Sodexo S.A.	885	58,316
Starbucks Corp.	7,360	274,454
Starwood Hotels & Resorts Worldwide, Inc.	1,896	73,603
TABCORP Holdings Ltd.	6,400	15,838
Tatts Group Ltd.	13,849	29,634
TUI AG*	1,678	8,584
TUI Travel plc	5,765	13,284
Whitbread plc	1,806	44,250
Wyndham Worldwide Corp.	1,629	46,443
Wynn Macau Ltd.	15,600	36,040
Wynn Resorts Ltd.	794	91,374
Yum! Brands, Inc.	4,597	227,046

		2,906,352

Household Durables (0.1%)
Casio Computer Co., Ltd.	2,400	15,195
D.R. Horton, Inc.	2,757	24,923
Electrolux AB, Class B	2,225	32,617
Harman International Industries, Inc.	685	19,577
Husqvarna AB, Class B	4,977	20,093
Leggett & Platt, Inc.	1,442	28,537
Lennar Corp., Class A	1,585	21,461
Newell Rubbermaid, Inc.	2,867	34,031
Panasonic Corp.	22,200	214,567
Pulte Group, Inc.*	3,316	13,098
Rinnai Corp.	300	25,075
Sekisui Chemical Co., Ltd.	4,000	33,573
Sekisui House Ltd.	6,000	56,550
Sharp Corp.	10,000	83,960
Sony Corp.	10,200	195,751
Whirlpool Corp.	748	37,333

		856,341

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,605	779,509
Expedia, Inc.	1,974	50,830
Netflix, Inc.*	522	59,070
priceline.com, Inc.*	495	222,483
Rakuten, Inc.	73	85,247

		1,197,139

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,200	39,132
Mattel, Inc.	3,440	89,062
Namco Bandai Holdings, Inc.	2,000	27,019
Nikon Corp.	3,500	82,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sankyo Co., Ltd.	600	$32,369
Sega Sammy Holdings, Inc.	2,100	49,048
Shimano, Inc.	800	42,306
Yamaha Corp.	2,000	21,587

		382,765

Media (4.6%)
Axel Springer AG	438	14,748
British Sky Broadcasting Group plc	11,723	120,356
Cablevision Systems Corp. - New York Group, Class A	2,294	36,085
CBS Corp., Class B	6,634	135,201
Comcast Corp. (NASDAQ), Class A	326,020	6,745,354
Comcast Corp. (New York Exchange), Class A	27,392	572,493
Dentsu, Inc.	1,761	55,694
DIRECTV, Class A*	7,328	309,608
Discovery Communications, Inc., Class A*	2,717	102,213
Eutelsat Communications S.A.	927	37,237
Fairfax Media Ltd.	25,389	19,970
Gannett Co., Inc.	2,365	22,538
Hakuhodo DY Holdings, Inc.	260	15,083
Interpublic Group of Cos., Inc.	4,812	34,646
ITV plc*	36,746	33,716
J.C. Decaux S.A.*	526	13,047
Jupiter Telecommunications Co., Ltd.	21	22,579
Kabel Deutschland Holding AG*	915	49,323
Lagardere S.C.A.	1,147	28,140
McGraw-Hill Cos., Inc.	3,023	123,943
Mediaset Espana Comunicacion S.A.	1,498	8,506
Mediaset S.p.A.	7,420	23,296
Metropole Television S.A.	436	7,091
Modern Times Group AB, Class B	509	20,322
News Corp., Class A	318,220	4,922,863
Omnicom Group, Inc.	2,802	103,226
Pearson plc	130,325	2,293,904
ProSiebenSat.1 Media AG (Preference)	753	13,183
Publicis Groupe S.A.	1,319	55,222
Reed Elsevier N.V.	162,177	1,773,448
Reed Elsevier plc	12,507	95,280
Sanoma Oyj	909	10,684
Scripps Networks Interactive, Inc., Class A	1,005	37,356
SES S.A. (FDR)	2,856	69,349
Singapore Press Holdings Ltd.	14,000	40,011
Societe Television Francaise 1 S.A.	1,457	18,104
Time Warner Cable, Inc.	62,595	3,922,829
Time Warner, Inc.	60,800	1,822,176
Toho Co., Ltd.	1,400	24,450
Viacom, Inc., Class B	58,106	2,251,026
Walt Disney Co.	90,691	2,735,241
Washington Post Co., Class B	54	17,656
Wolters Kluwer N.V.	3,090	50,039
WPP plc	12,929	119,233

		28,926,469

Multiline Retail (0.5%)
Big Lots, Inc.*	651	22,674
Family Dollar Stores, Inc.	1,193	60,676
Harvey Norman Holdings Ltd.	3,733	7,673
Isetan Mitsukoshi Holdings Ltd.	4,000	40,367
J. Front Retailing Co., Ltd.	4,000	19,003
J.C. Penney Co., Inc.	1,419	38,001
Kohl’s Corp.	2,790	136,989
Lifestyle International Holdings Ltd.	6,500	16,441
Macy’s, Inc.	4,161	109,517
Marks & Spencer Group plc	16,291	79,197
Marui Group Co., Ltd.	2,700	20,289
Next plc	1,753	68,617
Nordstrom, Inc.	1,657	75,692
PPR S.A.	735	94,815
Sears Holdings Corp.*	382	21,973
Takashimaya Co., Ltd.	3,000	21,823
Target Corp.	44,395	2,177,131

		3,010,878

Specialty Retail (1.9%)
ABC-Mart, Inc.	200	7,680
Abercrombie & Fitch Co., Class A	865	53,249
AutoNation, Inc.*	492	16,128
AutoZone, Inc.*	289	92,246
Bed Bath & Beyond, Inc.*	2,429	139,206
Best Buy Co., Inc.	3,006	70,040
CarMax, Inc.*	2,225	53,066
Esprit Holdings Ltd.	12,716	15,428
Fast Retailing Co., Ltd.	500	89,532
GameStop Corp., Class A*	1,494	34,511
Gap, Inc.	3,443	55,914
Hennes & Mauritz AB, Class B	10,279	307,045
Home Depot, Inc.	78,926	2,594,298
Inditex S.A.	24,073	2,061,557
Kingfisher plc	888,402	3,405,395
Limited Brands, Inc.	2,456	94,581
Lowe’s Cos., Inc.	12,511	241,963
Nitori Holdings Co., Ltd.	400	40,244
O’Reilly Automotive, Inc.*	1,349	89,884
Ross Stores, Inc.	1,147	90,257
Shimamura Co., Ltd.	200	20,961
Staples, Inc.	7,098	94,403
Tiffany & Co.	1,244	75,660
TJX Cos., Inc.	3,789	210,176
Urban Outfitters, Inc.*	1,262	28,168
USS Co., Ltd.	24,200	2,058,458
Yamada Denki Co., Ltd.	810	56,552

		12,096,602

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	2,080	125,500
Asics Corp.	1,500	20,342
Burberry Group plc	4,473	80,968
Christian Dior S.A.	548	61,305
Cie Financiere Richemont S.A., Class A	5,294	235,005
Coach, Inc.	2,869	148,700
Luxottica Group S.p.A.	1,215	30,780
LVMH Moet Hennessy Louis Vuitton S.A.	2,548	337,882
NIKE, Inc., Class B	3,777	322,971
Pandora A/S	590	3,931
Ralph Lauren Corp.	642	83,267
Swatch Group AG	313	102,575
Swatch Group AG (Registered)	429	25,638
VF Corp.	854	103,778
Yue Yuen Industrial Holdings Ltd.	7,500	19,121

		1,701,763

Total Consumer Discretionary		65,690,967

Consumer Staples (5.3%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	8,057	427,290
Asahi Breweries Ltd.	4,100	86,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Brown-Forman Corp., Class B	1,017	$71,333
Carlsberg A/S, Class B	1,051	62,341
Coca Cola Hellenic Bottling Co. S.A.*	1,740	30,779
Coca-Cola Amatil Ltd.	5,472	62,609
Coca-Cola Co.	22,789	1,539,625
Coca-Cola Enterprises, Inc.	3,257	81,034
Coca-Cola West Co., Ltd.	800	15,323
Constellation Brands, Inc., Class A*	1,755	31,590
Diageo plc	25,199	479,430
Dr. Pepper Snapple Group, Inc.	2,210	85,704
Fortune Brands, Inc.	1,502	81,228
Foster’s Group Ltd.	19,570	99,350
Heineken Holding N.V.	1,073	41,390
Heineken N.V.	2,637	117,846
Kirin Holdings Co., Ltd.	8,000	104,440
Molson Coors Brewing Co., Class B	1,675	66,347
PepsiCo, Inc.	15,734	973,935
Pernod-Ricard S.A.	1,996	156,503
SABMiller plc	9,423	306,266

		4,921,187

Food & Staples Retailing (1.8%)
Aeon Co., Ltd.	5,800	78,292
Carrefour S.A.	5,796	131,854
Casino Guichard Perrachon S.A.	544	42,377
Colruyt S.A.	725	30,097
Costco Wholesale Corp.	4,369	358,782
CVS Caremark Corp.	120,986	4,062,710
Delhaize Group S.A.	981	57,278
Distribuidora Internacional de Alimentacion S.A.*	5,796	22,825
FamilyMart Co., Ltd.	700	26,738
J Sainsbury plc	12,297	52,242
Jeronimo Martins SGPS S.A.	2,284	35,589
Kesko Oyj, Class B	615	18,901
Koninklijke Ahold N.V.	12,009	141,204
Kroger Co.	6,084	133,605
Lawson, Inc.	600	33,912
Metcash Ltd.	8,540	33,548
Metro AG	1,326	55,791
Olam International Ltd.	14,000	23,868
Safeway, Inc.	3,474	57,773
Seven & I Holdings Co., Ltd.	7,700	216,155
SUPERVALU, Inc.	2,093	13,939
Sysco Corp.	5,944	153,950
Tesco plc	558,077	3,264,444
Walgreen Co.	8,986	295,550
Wal-Mart Stores, Inc.	17,446	905,447
Wesfarmers Ltd.	10,040	303,387
Wesfarmers Ltd. (PPS)	1,514	46,503
Whole Foods Market, Inc.	1,565	102,210
WM Morrison Supermarkets plc	21,785	98,233
Woolworths Ltd.	12,221	292,020

		11,089,224

Food Products (1.6%)
Ajinomoto Co., Inc.	7,000	82,785
Archer-Daniels-Midland Co.	6,724	166,822
Aryzta AG	758	32,833
Associated British Foods plc	3,668	62,910
Campbell Soup Co.	1,801	58,298
ConAgra Foods, Inc.	4,137	100,198
Danone S.A.	5,904	363,339
Dean Foods Co.*	1,807	16,028
General Mills, Inc.	6,416	246,824
Golden Agri-Resources Ltd.	59,244	27,209
H.J. Heinz Co.	3,175	160,274
Hershey Co.	1,525	90,341
Hormel Foods Corp.	1,364	36,855
J.M. Smucker Co.	1,130	82,366
Kellogg Co.	2,501	133,028
Kerry Group plc, Class A	1,332	46,634
Kikkoman Corp.	2,000	22,831
Kraft Foods, Inc., Class A	17,546	589,195
Lindt & Spruengli AG	10	29,106
Lindt & Spruengli AG (Registered)	1	34,549
McCormick & Co., Inc. (Non-Voting)	1,309	60,423
Mead Johnson Nutrition Co.	2,014	138,624
MEIJI Holdings Co., Ltd.	669	31,688
Nestle S.A. (Registered)	106,526	5,855,769
Nippon Meat Packers, Inc.	2,000	25,979
Nisshin Seifun Group, Inc.	2,000	26,093
Nissin Foods Holdings Co., Ltd.	600	24,175
Parmalat S.p.A.	3,421	7,207
Sara Lee Corp.	5,901	96,481
Suedzucker AG	684	19,408
Toyo Suisan Kaisha Ltd.	1,000	27,403
Tyson Foods, Inc., Class A	2,934	50,934
Unilever N.V. (CVA)	16,323	517,015
Unilever plc	12,892	403,852
Wilmar International Ltd.	19,000	75,367
Yakult Honsha Co., Ltd.	1,000	31,112
Yamazaki Baking Co., Ltd.	1,000	15,181

		9,789,136

Household Products (0.5%)
Clorox Co.	1,305	86,561
Colgate-Palmolive Co.	4,829	428,236
Henkel AG & Co. KGaA	1,386	60,647
Henkel AG & Co. KGaA (Preference)	1,823	96,867
Kimberly-Clark Corp.	3,921	278,430
Procter & Gamble Co.	27,272	1,723,045
Reckitt Benckiser Group plc	6,264	316,688
Unicharm Corp.	1,200	57,598

		3,048,072

Personal Products (0.1%)
Avon Products, Inc.	4,222	82,751
Beiersdorf AG	1,006	53,874
Estee Lauder Cos., Inc., Class A	1,130	99,259
Kao Corp.	5,300	147,428
L’Oreal S.A.	2,383	233,180
Shiseido Co., Ltd.	3,500	67,787

		684,279

Tobacco (0.5%)
Altria Group, Inc.	20,639	553,332
British American Tobacco plc	19,990	847,275
Imperial Tobacco Group plc	10,160	343,108
Japan Tobacco, Inc.	45	209,946
Lorillard, Inc.	1,374	152,102
Philip Morris International, Inc.	17,434	1,087,533
Reynolds American, Inc.	3,328	124,733
Swedish Match AB	2,205	72,961

		3,390,990

Total Consumer Staples		32,922,888

Energy (8.1%)
Energy Equipment & Services (1.8%)
Aker Solutions ASA	1,416	13,587
AMEC plc	3,422	43,041
Baker Hughes, Inc.	52,691	2,432,216
Cameron International Corp.*	2,415	100,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Generale de Geophysique-Veritas*	1,592	$27,955
Diamond Offshore Drilling, Inc.	684	37,442
FMC Technologies, Inc.*	2,362	88,811
Fugro N.V. (CVA)	680	34,432
Halliburton Co.	81,158	2,476,942
Helmerich & Payne, Inc.	1,043	42,346
Nabors Industries Ltd.*	2,808	34,426
National Oilwell Varco, Inc.	4,232	216,763
Noble Corp.*	79,909	2,345,329
Petrofac Ltd.	2,631	48,676
Rowan Cos., Inc.*	1,243	37,526
Saipem S.p.A.	2,597	91,058
SBM Offshore N.V.	89,607	1,553,890
Schlumberger Ltd.	13,393	799,964
Seadrill Ltd.	3,315	91,803
Subsea 7 S.A.*	2,836	53,917
Technip S.A.	1,002	80,188
Tenaris S.A.	4,793	60,887
Transocean Ltd.	3,220	154,903
WorleyParsons Ltd.	2,081	51,927

		10,918,348

Oil, Gas & Consumable Fuels (6.3%)
Alpha Natural Resources, Inc.*	2,233	39,502
Anadarko Petroleum Corp.	4,970	313,359
Apache Corp.	3,829	307,239
BG Group plc	34,200	651,246
BP plc	848,835	5,091,231
Cabot Oil & Gas Corp.	1,029	63,705
Cairn Energy plc*	14,105	61,129
Caltex Australia Ltd.	1,643	16,933
Chesapeake Energy Corp.	6,488	165,768
Chevron Corp.	54,540	5,046,041
ConocoPhillips	13,628	862,925
Consol Energy, Inc.	2,223	75,426
Cosmo Oil Co., Ltd.	7,000	17,359
Denbury Resources, Inc.*	3,956	45,494
Devon Energy Corp.	4,134	229,189
El Paso Corp.	7,545	131,887
ENI S.p.A.	174,048	3,058,100
EOG Resources, Inc.	2,643	187,679
EQT Corp.	1,472	78,546
Essar Energy plc*	3,216	12,466
Exxon Mobil Corp.	48,258	3,504,979
Galp Energia SGPS S.A., Class B	2,329	42,442
Gazprom OAO (ADR)	174,420	1,665,711
Hess Corp.	3,037	159,321
Idemitsu Kosan Co., Ltd.	200	17,931
INPEX Corp.	22	135,573
Japan Petroleum Exploration Co.	400	14,565
JX Holdings, Inc.	21,994	123,444
Marathon Oil Corp.	6,989	150,823
Marathon Petroleum Corp.	3,494	94,548
Murphy Oil Corp.	1,903	84,037
Neste Oil Oyj	1,474	12,754
Newfield Exploration Co.*	1,318	52,311
Noble Energy, Inc.	1,734	122,767
Occidental Petroleum Corp.	8,080	577,720
OMV AG	1,659	49,613
Origin Energy Ltd.	10,520	134,669
Paladin Energy Ltd.*	6,104	6,989
Peabody Energy Corp.	2,669	90,426
Petroleo Brasileiro S.A. (Preference) (ADR)	34,300	710,696
Pioneer Natural Resources Co.	1,142	75,109
QEP Resources, Inc.	1,739	47,075
Range Resources Corp.	1,575	92,075
Repsol YPF S.A.	7,970	209,993
Royal Dutch Shell plc, Class A	36,054	1,118,226
Royal Dutch Shell plc, Class B	183,071	5,686,144
Santos Ltd.	8,823	95,410
Showa Shell Sekiyu KK	1,500	10,687
Southwestern Energy Co.*	3,407	113,555
Spectra Energy Corp.	6,382	156,550
Statoil ASA	105,987	2,264,607
Sunoco, Inc.	1,187	36,809
Tesoro Corp.*	1,405	27,355
TonenGeneral Sekiyu KK	3,000	34,405
Total S.A.	105,150	4,636,135
Tullow Oil plc	9,125	185,134
Valero Energy Corp.	5,613	99,799
Williams Cos., Inc.	5,755	140,077
Woodside Petroleum Ltd.	6,282	194,478

		39,430,166

Total Energy		50,348,514

Financials (12.4%)
Capital Markets (1.1%)
3i Group plc	10,008	29,113
Ameriprise Financial, Inc.	2,343	92,221
Bank of New York Mellon Corp.	12,251	227,746
BlackRock, Inc.	991	146,678
Charles Schwab Corp.	10,693	120,510
Credit Suisse Group AG (Registered)*	77,917	2,021,882
Daiwa Securities Group, Inc.	16,500	61,567
Deutsche Bank AG (Registered)	9,244	322,079
E*TRADE Financial Corp.*	2,519	22,948
Federated Investors, Inc., Class B	903	15,830
Franklin Resources, Inc.	1,430	136,765
GAM Holding AG*	2,083	26,034
Goldman Sachs Group, Inc.	5,020	474,641
ICAP plc	5,375	34,165
Invesco Ltd.	4,542	70,446
Investec plc	5,164	27,850
Janus Capital Group, Inc.	1,809	10,854
Julius Baer Group Ltd.*	2,145	71,481
Legg Mason, Inc.	1,301	33,449
Macquarie Group Ltd.	3,528	75,469
Man Group plc	17,650	45,647
Mediobanca S.p.A.	5,531	43,561
Morgan Stanley	14,669	198,032
Nomura Holdings, Inc.	276,140	1,006,229
Northern Trust Corp.	2,383	83,357
Ratos AB, Class B	1,978	22,747
SBI Holdings, Inc.	219	18,918
Schroders plc	1,260	25,000
State Street Corp.	4,943	158,967
T. Rowe Price Group, Inc.	2,555	122,052
UBS AG (Registered)*	109,281	1,243,975

		6,990,213

Commercial Banks (3.9%)
Alpha Bank AE*	5,116	9,087
Aozora Bank Ltd.	5,000	11,461
Australia & New Zealand Banking Group Ltd.	26,107	484,846
Banca Carige S.p.A.	5,056	9,796
Banca Monte dei Paschi di Siena S.p.A.	46,507	25,878
Banco Bilbao Vizcaya Argentaria S.A.	43,419	353,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Comercial Portugues S.A. (Registered)*	30,217	$7,839
Banco de Sabadell S.A.	10,511	37,647
Banco Espirito Santo S.A. (Registered)	6,555	17,357
Banco Popolare S.c.a.r.l.	17,897	29,474
Banco Popular Espanol S.A.	9,944	45,788
Banco Santander S.A.	84,846	693,620
Bank Hapoalim B.M.	10,146	35,224
Bank Leumi Le-Israel B.M.	12,198	37,713
Bank of Cyprus Public Co., Ltd.	7,855	12,216
Bank of East Asia Ltd.	14,800	44,904
Bank of Kyoto Ltd.	3,000	26,683
Bank of Yokohama Ltd.	13,000	65,129
Bankia S.A.*	8,691	42,482
Bankinter S.A.	2,863	15,594
Barclays plc	116,636	286,321
BB&T Corp.	6,853	146,174
Bendigo and Adelaide Bank Ltd.	3,572	28,952
BNP Paribas S.A.	9,590	379,595
BOC Hong Kong Holdings Ltd.	36,500	76,116
CaixaBank	8,233	36,308
Chiba Bank Ltd.	7,000	48,440
Chugoku Bank Ltd.	2,000	29,445
Comerica, Inc.	1,992	45,756
Commerzbank AG*	36,037	90,718
Commonwealth Bank of Australia	15,635	679,817
Credit Agricole S.A.	9,865	67,815
Danske Bank A/S*	6,581	92,242
DBS Group Holdings Ltd.	203,088	1,820,637
Dexia S.A.*	7,118	13,506
DnB NOR ASA	9,819	98,025
EFG Eurobank Ergasias S.A.*	4,029	5,005
Erste Group Bank AG	1,860	47,409
Fifth Third Bancorp	9,036	91,264
First Horizon National Corp.	2,644	15,758
Fukuoka Financial Group, Inc.	7,000	29,297
Gunma Bank Ltd.	4,000	22,271
Hachijuni Bank Ltd.	5,000	30,610
Hang Seng Bank Ltd.	7,700	90,180
Hiroshima Bank Ltd.	5,000	24,718
Hokuhoku Financial Group, Inc.	11,000	23,970
HSBC Holdings plc (Hong Kong Exchange)	319,804	2,459,608
HSBC Holdings plc (London Stock Exchange)	179,174	1,365,546
Huntington Bancshares, Inc./Ohio	8,499	40,795
ICICI Bank Ltd. (ADR)	42,800	1,486,016
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	8,230	10,544
Intesa Sanpaolo S.p.A. (Quote MTF Exchange)	1,329,863	2,077,927
Israel Discount Bank Ltd., Class A*	5,505	8,068
Iyo Bank Ltd.	2,000	20,372
Joyo Bank Ltd.	7,000	32,536
KB Financial Group, Inc. (ADR)	74,675	2,446,353
KBC Groep N.V.	1,534	35,307
KeyCorp	9,457	56,080
Lloyds Banking Group plc*	415,553	220,352
M&T Bank Corp.	1,247	87,165
Mitsubishi UFJ Financial Group, Inc.	128,000	575,305
Mizrahi Tefahot Bank Ltd.	1,185	9,764
Mizuho Financial Group, Inc.	229,024	330,788
National Australia Bank Ltd.	21,666	460,313
National Bank of Greece S.A.*	9,518	34,800
Natixis S.A.	8,793	27,832
Nishi-Nippon City Bank Ltd.	6,000	18,430
Nordea Bank AB	26,485	214,006
Oversea-Chinese Banking Corp., Ltd.	25,000	153,846
PNC Financial Services Group, Inc.	5,222	251,648
Raiffeisen Bank International AG	478	13,968
Regions Financial Corp.	12,366	41,179
Resona Holdings, Inc.	18,551	87,833
Royal Bank of Scotland Group plc*	174,385	62,430
Seven Bank Ltd.	6	11,678
Shinsei Bank Ltd.	14,000	15,720
Shizuoka Bank Ltd.	6,000	62,781
Skandinaviska Enskilda Banken AB, Class A	14,316	76,971
Societe Generale S.A.	6,395	167,559
Standard Chartered plc	23,860	476,231
Sumitomo Mitsui Financial Group, Inc.	13,477	380,349
Sumitomo Mitsui Trust Holdings, Inc.	31,860	105,323
SunTrust Banks, Inc.	5,396	96,858
Suruga Bank Ltd.	2,000	19,447
Svenska Handelsbanken AB, Class A	4,765	121,137
Swedbank AB, Class A	8,136	89,654
U.S. Bancorp	18,961	446,342
UniCredit S.p.A.	1,170,828	1,245,964
Unione di Banche Italiane S.c.p.A.	7,207	26,611
United Overseas Bank Ltd.	13,000	167,330
Wells Fargo & Co.	52,409	1,264,105
Westpac Banking Corp.	30,134	579,178
Wing Hang Bank Ltd.	1,500	12,093
Yamaguchi Financial Group, Inc.	2,000	20,170
Zions Bancorp	1,806	25,410

		24,366,591

Consumer Finance (0.7%)
Aeon Credit Service Co., Ltd.	800	12,271
American Express Co.	88,890	3,991,161
Capital One Financial Corp.	4,611	182,734
Credit Saison Co., Ltd.	1,500	28,867
Discover Financial Services	5,362	123,004
SLM Corp.	5,198	64,715

		4,402,752

Diversified Financial Services (1.9%)
ASX Ltd.	1,838	53,362
Bank of America Corp.	228,365	1,397,594
Citigroup, Inc.	74,053	1,897,238
CME Group, Inc.	662	163,117
Deutsche Boerse AG*	1,907	95,762
Eurazeo S.A.	266	11,178
Exor S.p.A.	670	13,073
Groupe Bruxelles Lambert S.A.	766	53,905
Hong Kong Exchanges and Clearing Ltd.	10,300	147,541
Industrivarden AB, Class C	1,149	12,011
ING Groep N.V. (CVA)*	536,977	3,779,251
IntercontinentalExchange, Inc.*	729	86,212
Investor AB, Class B	4,378	76,846
JPMorgan Chase & Co.	114,359	3,444,493
Kinnevik Investment AB, Class B	2,129	39,450
Leucadia National Corp.	1,952	44,271
London Stock Exchange Group plc	1,529	19,186
Mitsubishi UFJ Lease & Finance Co., Ltd.	600	23,964
Moody’s Corp.	1,969	59,956
NASDAQ OMX Group, Inc.*	1,265	29,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NYSE Euronext	2,577	$59,889
ORIX Corp.	1,020	79,489
Pargesa Holding S.A.	235	16,062
Pohjola Bank plc, Class A	1,258	13,222
Singapore Exchange Ltd.	8,000	40,134

		11,656,478

Insurance (3.5%)
ACE Ltd.	41,934	2,541,200
Admiral Group plc	1,922	37,682
Aegon N.V.*	17,478	70,463
Aflac, Inc.	4,640	162,168
Ageas	21,655	37,251
AIA Group Ltd.	84,800	240,016
Allianz SE (Registered)	4,582	431,170
Allstate Corp.	5,226	123,804
American International Group, Inc.*	4,302	94,429
AMP Ltd.	27,532	103,350
Aon Corp.	3,286	137,946
Assicurazioni Generali S.p.A.	11,661	184,203
Assurant, Inc.	986	35,299
Aviva plc	670,913	3,170,156
AXA S.A.‡	17,457	226,664
Baloise Holding AG (Registered)	457	33,398
Berkshire Hathaway, Inc., Class B*	17,454	1,239,932
Chubb Corp.	2,838	170,252
Cincinnati Financial Corp.	1,601	42,154
CNP Assurances S.A.	1,278	18,871
Dai-ichi Life Insurance Co., Ltd.	91	94,017
Delta Lloyd N.V.	1,216	19,207
Genworth Financial, Inc., Class A*	4,833	27,741
Gjensidige Forsikring ASA	2,028	20,994
Hannover Rueckversicherung AG (Registered)	547	24,749
Hartford Financial Services Group, Inc.	4,374	70,596
Insurance Australia Group Ltd.	20,379	58,926
Legal & General Group plc	60,456	90,480
Lincoln National Corp.	3,100	48,453
Loews Corp.	3,111	107,485
Mapfre S.A.	6,494	20,060
Marsh & McLennan Cos., Inc.	5,400	143,316
MetLife, Inc.	10,571	296,094
MS&AD Insurance Group Holdings, Inc.	5,711	123,779
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,586	2,179,874
NKSJ Holdings, Inc.	43,676	964,873
Old Mutual plc	54,989	88,908
Principal Financial Group, Inc.	3,165	71,751
Progressive Corp.	138,779	2,464,715
Prudential Financial, Inc.	4,828	226,240
Prudential plc	25,260	216,205
QBE Insurance Group Ltd.	10,999	134,953
RenaissanceReinsurance Holdings Ltd.	31,570	2,014,166
Resolution Ltd.	14,710	56,461
RSA Insurance Group plc	35,192	60,364
Sampo Oyj, Class A	4,115	103,063
SCOR SE	1,595	34,386
Sony Financial Holdings, Inc.	1,600	24,196
Standard Life plc	23,063	71,426
Suncorp Group Ltd.	13,394	101,840
Swiss Life Holding AG (Registered)*	274	29,949
Swiss Reinsurance Co., Ltd.*	42,448	1,975,617
T&D Holdings, Inc.	6,100	57,413
Tokio Marine Holdings, Inc.	7,200	182,510
Torchmark Corp.	1,043	36,359
Travelers Cos., Inc.	4,182	203,789
Tryg A/S	183	9,618
Unum Group	3,055	64,033
Vienna Insurance Group AG	387	14,697
XL Group plc	3,325	62,510
Zurich Financial Services AG*	1,461	302,465

		21,998,686

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	1,152	25,482
Ascendas Real Estate Investment Trust (REIT)	19,000	29,344
AvalonBay Communities, Inc. (REIT)	933	106,409
Boston Properties, Inc. (REIT)	1,458	129,908
British Land Co. plc (REIT)	8,908	65,785
Capital Shopping Centres Group plc (REIT)	5,111	25,965
CapitaMall Trust (REIT)	19,000	26,384
CFS Retail Property Trust (REIT)	21,075	35,349
Corio N.V. (REIT)	561	25,817
Dexus Property Group (REIT)	44,524	35,119
Equity Residential (REIT)	2,986	154,884
Fonciere des Regions (REIT)	306	21,346
Gecina S.A. (REIT)	237	20,756
Goodman Group (REIT)	68,843	37,667
GPT Group (REIT)	17,071	51,017
Hammerson plc (REIT)	7,244	42,281
HCP, Inc. (REIT)	4,096	143,606
Health Care REIT, Inc. (REIT)	1,738	81,338
Host Hotels & Resorts, Inc. (REIT)	7,150	78,221
ICADE (REIT)	209	16,320
Japan Prime Realty Investment Corp. (REIT)	6	15,349
Japan Real Estate Investment Corp. (REIT)	5	48,774
Japan Retail Fund Investment Corp. (REIT)	16	25,756
Kimco Realty Corp. (REIT)	3,997	60,075
Klepierre S.A. (REIT)	1,092	30,625
Land Securities Group plc (REIT)	7,797	77,662
Link REIT (REIT)	22,500	71,101
Mirvac Group (REIT)	37,975	41,435
Nippon Building Fund, Inc. (REIT)	6	62,020
Nomura Real Estate Office Fund, Inc. (REIT)	3	18,282
Plum Creek Timber Co., Inc. (REIT)	1,591	55,224
ProLogis, Inc. (REIT)	4,495	109,004
Public Storage (REIT)	1,415	157,560
Segro plc (REIT)	8,407	28,704
Simon Property Group, Inc. (REIT)	2,930	322,241
Stockland Corp., Ltd. (REIT)	23,156	64,410
Unibail-Rodamco S.A. (REIT)	943	168,063
Ventas, Inc. (REIT)	2,851	140,839
Vornado Realty Trust (REIT)	1,830	136,555
Westfield Group (REIT)	21,766	161,150
Westfield Retail Trust (REIT)	29,096	67,496
Weyerhaeuser Co. (REIT)	5,300	82,415

		3,097,738

Real Estate Management & Development (0.8%)
Aeon Mall Co., Ltd.	700	15,916
BGP Holdings plc*†	177,813	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Ltd.	24,000	$44,741
CapitaMalls Asia Ltd.	12,361	11,286
CB Richard Ellis Group, Inc., Class A*	3,223	43,382
Cheung Kong Holdings Ltd.	155,560	1,660,451
City Developments Ltd.	5,000	36,295
Daito Trust Construction Co., Ltd.	700	64,186
Daiwa House Industry Co., Ltd.	5,000	64,351
Global Logistic Properties Ltd.*	16,000	20,075
Hang Lung Group Ltd.	9,000	45,708
Hang Lung Properties Ltd.	25,000	73,129
Henderson Land Development Co., Ltd.	9,000	39,926
Hopewell Holdings Ltd.	5,000	14,215
Hysan Development Co., Ltd.	6,000	18,007
Immofinanz AG*	10,104	28,687
Keppel Land Ltd.	7,000	13,676
Kerry Properties Ltd.	7,000	22,014
Lend Lease Group	5,415	36,281
Mitsubishi Estate Co., Ltd.	13,000	210,394
Mitsui Fudosan Co., Ltd.	8,000	126,617
New World Development Ltd.	26,000	24,423
Nomura Real Estate Holdings, Inc.	700	10,557
NTT Urban Development Corp.	12	8,711
Sino Land Co., Ltd.	26,000	34,392
Sumitomo Realty & Development Co., Ltd.	4,000	76,863
Sun Hung Kai Properties Ltd.	14,000	158,620
Swire Pacific Ltd., Class A	178,260	1,830,419
Tokyu Land Corp.	4,000	14,365
UOL Group Ltd.	4,000	12,600
Wharf Holdings Ltd.	15,400	74,861
Wheelock & Co., Ltd.	10,000	29,233

		4,864,381

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,184	29,341
People’s United Financial, Inc.	3,632	41,405

		70,746

Total Financials		77,447,585

Health Care (13.7%)
Biotechnology (2.4%)
Actelion Ltd. (Registered)*	1,102	36,662
Amgen, Inc.	132,309	7,270,380
Biogen Idec, Inc.*	30,030	2,797,294
Celgene Corp.*	4,581	283,655
Cephalon, Inc.*	747	60,283
CSL Ltd.	5,309	151,436
Gilead Sciences, Inc.*	107,777	4,181,748
Grifols S.A.*	1,393	26,057

		14,807,515

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	5,639	316,574
Becton, Dickinson and Co.	2,181	159,911
Boston Scientific Corp.*	15,029	88,821
C.R. Bard, Inc.	839	73,446
CareFusion Corp.*	2,195	52,570
Cie Generale d’Optique Essilor International S.A.	2,004	144,422
Cochlear Ltd.	626	27,816
Coloplast A/S, Class B	229	33,051
Covidien plc	98,062	4,324,534
DENTSPLY International, Inc.	1,406	43,150
Edwards Lifesciences Corp.*	1,132	80,689
Getinge AB, Class B	1,891	41,221
Intuitive Surgical, Inc.*	383	139,519
Medtronic, Inc.	109,330	3,634,129
Olympus Corp.	2,300	70,999
Smith & Nephew plc	9,134	82,120
Sonova Holding AG (Registered)*	535	48,278
St. Jude Medical, Inc.	3,326	120,368
Straumann Holding AG (Registered)	95	14,853
Stryker Corp.	3,319	156,425
Synthes, Inc.	657	106,230
Sysmex Corp.	800	28,736
Terumo Corp.	1,700	88,419
Varian Medical Systems, Inc.*	1,184	61,758
William Demant Holding A/S*	189	14,184
Zimmer Holdings, Inc.*	1,895	101,383

		10,053,606

Health Care Providers & Services (1.0%)
Aetna, Inc.	3,701	134,531
Alfresa Holdings Corp.	300	12,555
AmerisourceBergen Corp.	2,721	101,412
Cardinal Health, Inc.	3,450	144,486
Celesio AG	666	8,791
CIGNA Corp.	2,679	112,357
Coventry Health Care, Inc.*	1,462	42,120
DaVita, Inc.*	957	59,975
Express Scripts, Inc.*	4,793	177,677
Fresenius Medical Care AG & Co. KGaA	2,038	138,073
Fresenius SE & Co. KGaA	1,167	103,571
Humana, Inc.	1,666	121,168
Laboratory Corp. of America Holdings*	987	78,022
McKesson Corp.	2,445	177,751
Medco Health Solutions, Inc.*	3,827	179,448
Medipal Holdings Corp.	1,700	17,180
Miraca Holdings, Inc.	500	21,980
Patterson Cos., Inc.	952	27,256
Quest Diagnostics, Inc.	69,027	3,407,173
Ramsay Health Care Ltd.	1,288	23,514
Sonic Healthcare Ltd.	3,365	36,821
Suzuken Co., Ltd.	600	16,104
Tenet Healthcare Corp.*	4,800	19,824
UnitedHealth Group, Inc.	10,681	492,608
WellPoint, Inc.	3,573	233,245

		5,887,642

Health Care Technology (0.0%)
Cerner Corp.*	1,474	100,998

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	3,410	106,562
Life Technologies Corp.*	1,776	68,252
Lonza Group AG (Registered)*	23,017	1,381,612
PerkinElmer, Inc.	1,119	21,496
QIAGEN N.V.*	2,158	29,801
Thermo Fisher Scientific, Inc.*	3,790	191,926
Waters Corp.*	906	68,394

		1,868,043

Pharmaceuticals (8.4%)
Abbott Laboratories, Inc.	43,543	2,226,789
Allergan, Inc.	3,028	249,447
Astellas Pharma, Inc.	4,500	169,764
AstraZeneca plc	13,866	613,940
Bayer AG (Registered)	39,377	2,164,002
Bristol-Myers Squibb Co.	16,969	532,487
Chugai Pharmaceutical Co., Ltd.	2,100	35,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Daiichi Sankyo Co., Ltd.	6,600	$137,425
Dainippon Sumitomo Pharma Co., Ltd.	2,000	22,009
Eisai Co., Ltd.	2,500	100,758
Elan Corp. plc*	4,704	49,823
Eli Lilly and Co.	10,051	371,585
Forest Laboratories, Inc.*	2,800	86,212
GlaxoSmithKline plc	351,218	7,251,412
Hisamitsu Pharmaceutical Co., Inc.	600	28,813
Hospira, Inc.*	1,644	60,828
Johnson & Johnson	27,232	1,734,951
Kyowa Hakko Kirin Co., Ltd.	3,000	33,403
Merck & Co., Inc.	166,488	5,445,822
Merck KGaA	23,894	1,955,139
Mitsubishi Tanabe Pharma Corp.	2,000	37,076
Mylan, Inc.*	4,279	72,743
Novartis AG (Registered)	109,089	6,088,208
Novo Nordisk A/S, Class B	4,239	421,408
Ono Pharmaceutical Co., Ltd.	800	47,638
Orion Oyj, Class B	1,075	21,640
Otsuka Holdings Co., Ltd.	2,500	68,370
Pfizer, Inc.	397,078	7,020,339
Roche Holding AG	38,071	6,124,927
Sanofi S.A.	122,264	8,027,740
Santen Pharmaceutical Co., Ltd.	700	29,255
Shionogi & Co., Ltd.	3,000	44,400
Shire plc	5,787	180,449
Taisho Pharmaceutical Co., Ltd.(b)†	1,000	24,556
Takeda Pharmaceutical Co., Ltd.	7,900	375,091
Teva Pharmaceutical Industries Ltd.	9,476	350,864
Tsumura & Co.	700	22,308
UCB S.A.	942	40,113
Watson Pharmaceuticals, Inc.*	1,234	84,221

		52,351,541

Total Health Care		85,069,345

Industrials (8.6%)
Aerospace & Defense (1.2%)
BAE Systems plc	348,957	1,438,647
Boeing Co.	7,356	445,112
Cobham plc	11,806	32,023
Elbit Systems Ltd.	186	7,257
Embraer S.A. (ADR)	53,850	1,366,174
European Aeronautic Defence and Space Co. N.V.	4,142	116,206
Finmeccanica S.p.A.	3,870	26,713
General Dynamics Corp.	3,591	204,292
Goodrich Corp.	1,239	149,522
Honeywell International, Inc.	7,736	339,688
ITT Corp.	1,808	75,936
L-3 Communications Holdings, Inc.	1,081	66,990
Lockheed Martin Corp.	2,732	198,452
Northrop Grumman Corp.	2,760	143,962
Precision Castparts Corp.	1,415	219,976
Raytheon Co.	3,549	145,048
Rockwell Collins, Inc.	1,530	80,723
Rolls-Royce Holdings plc*	19,122	175,325
Safran S.A.	1,671	51,332
Singapore Technologies Engineering Ltd.	17,000	36,035
Textron, Inc.	2,699	47,610
Thales S.A.	41,721	1,303,756
United Technologies Corp.	9,019	634,577

		7,305,356

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	1,638	112,154
Deutsche Post AG (Registered)	108,016	1,380,520
Expeditors International of Washington, Inc.	2,091	84,790
FedEx Corp.	40,414	2,735,220
PostNL N.V.	3,232	14,153
TNT Express N.V.	3,661	25,260
Toll Holdings Ltd.	6,728	28,213
United Parcel Service, Inc., Class B	62,012	3,916,058
Yamato Holdings Co., Ltd.	4,000	72,801

		8,369,169

Airlines (0.1%)
Air France-KLM*	1,592	11,644
All Nippon Airways Co., Ltd.	9,000	28,127
Cathay Pacific Airways Ltd.	12,000	19,291
Deutsche Lufthansa AG (Registered)	47,685	615,137
International Consolidated Airlines Group S.A.*	9,474	22,307
Qantas Airways Ltd.*	11,067	14,817
Singapore Airlines Ltd.	5,000	43,262
Southwest Airlines Co.	8,272	66,507

		821,092

Building Products (0.1%)
Asahi Glass Co., Ltd.	10,000	97,499
Assa Abloy AB, Class B	3,295	67,833
Cie de Saint-Gobain S.A.	4,005	152,969
Daikin Industries Ltd.	2,500	71,516
Geberit AG (Registered)*	371	68,203
JS Group Corp.	2,700	75,628
Masco Corp.	3,533	25,155
Nippon Sheet Glass Co., Ltd.	9,000	20,102
TOTO Ltd.	3,000	26,503

		605,408

Commercial Services & Supplies (0.4%)
Aggreko plc	2,560	64,653
Avery Dennison Corp.	1,063	26,660
Babcock International Group plc	3,659	37,193
Brambles Ltd.	14,229	87,786
Cintas Corp.	1,107	31,151
Dai Nippon Printing Co., Ltd.	6,000	62,051
Edenred	1,638	38,944
G4S plc	15,249	63,225
Iron Mountain, Inc.	1,975	62,450
Pitney Bowes, Inc.	2,002	37,638
R.R. Donnelley & Sons Co.	2,038	28,777
Rentokil Initial plc*	1,356,650	1,501,500
Republic Services, Inc.	3,206	89,960
Secom Co., Ltd.	2,200	105,773
Securitas AB, Class B	2,956	21,547
Serco Group plc	5,060	40,091
Societe BIC S.A.	332	28,249
Stericycle, Inc.*	842	67,966
Toppan Printing Co., Ltd.	6,000	43,717
Waste Management, Inc.	4,700	153,032

		2,592,363

Construction & Engineering (0.2%)
ACS Actividades de Construccion y
Servicios S.A.	1,334	47,069
Balfour Beatty plc	7,172	28,335
Bouygues S.A.	2,429	80,382
Chiyoda Corp.	2,000	19,525
Eiffage S.A.	408	12,579
Ferrovial S.A.	3,688	42,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fluor Corp.	1,742	$81,090
Fomento de Construcciones y Contratas S.A.	558	13,790
Hochtief AG	427	26,537
Jacobs Engineering Group, Inc.*	1,247	40,266
JGC Corp.	2,000	49,109
Kajima Corp.	9,000	29,612
Kinden Corp.	1,000	8,615
Koninklijke Boskalis Westminster N.V.	748	23,012
Leighton Holdings Ltd.	1,453	25,472
Obayashi Corp.	7,000	34,693
Quanta Services, Inc.*	2,126	39,947
Shimizu Corp.	5,000	22,037
Skanska AB, Class B	4,162	57,533
Taisei Corp.	11,000	30,340
Vinci S.A.	4,538	194,860

		906,932

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	22,185	378,869
Alstom S.A.	2,007	66,393
Bekaert S.A.	387	15,802
Emerson Electric Co.	7,440	307,346
Fuji Electric Holdings Co., Ltd.	6,000	15,491
Furukawa Electric Co., Ltd.	7,000	19,022
GS Yuasa Corp.	3,000	14,005
Legrand S.A.	1,987	61,945
Mabuchi Motor Co., Ltd.	300	13,864
Mitsubishi Electric Corp.	19,000	168,272
Nidec Corp.	1,100	88,489
Prysmian S.p.A.	1,993	26,141
Rockwell Automation, Inc.	1,396	78,176
Roper Industries, Inc.	932	64,224
Schneider Electric S.A.	4,898	263,701
Sumitomo Electric Industries Ltd.	7,300	85,418
Ushio, Inc.	1,300	19,747
Vestas Wind Systems A/S*	2,037	33,030

		1,719,935

Industrial Conglomerates (2.9%)
3M Co.	7,022	504,109
Citic Pacific Ltd.	705,800	976,476
Danaher Corp.	5,647	236,835
Delek Group Ltd.	44	6,720
Fraser and Neave Ltd.	10,000	43,771
General Electric Co.	323,421	4,928,936
Hutchison Whampoa Ltd.	21,000	155,456
Keppel Corp., Ltd.	14,300	83,763
Koninklijke Philips Electronics N.V.	109,698	1,963,671
NWS Holdings Ltd.	11,000	14,543
Orkla ASA	7,721	58,744
SembCorp Industries Ltd.	9,000	23,224
Siemens AG (Registered)	57,982	5,238,221
Smiths Group plc	4,021	61,950
Tyco International Ltd.	97,584	3,976,548
Wendel S.A.	332	20,815

		18,293,782

Machinery (0.7%)
Alfa Laval AB	3,478	54,603
Amada Co., Ltd.	3,000	19,545
Atlas Copco AB, Class A	6,876	121,462
Atlas Copco AB, Class B	3,936	61,747
Caterpillar, Inc.	6,407	473,093
Cosco Corp., (Singapore) Ltd.	11,000	7,561
Cummins, Inc.	1,952	159,400
Deere & Co.	4,108	265,254
Dover Corp.	1,839	85,697
Eaton Corp.	3,358	119,209
FANUC Corp.	1,900	261,590
Fiat Industrial S.p.A.*	7,802	58,174
Flowserve Corp.	550	40,700
GEA Group AG	1,841	43,016
Hino Motors Ltd.	2,000	11,887
Hitachi Construction Machinery Co., Ltd.	900	15,037
IHI Corp.	13,000	28,690
Illinois Tool Works, Inc.	4,917	204,547
Ingersoll-Rand plc	3,251	91,321
Invensys plc	8,319	28,911
Japan Steel Works Ltd.	3,000	17,883
Joy Global, Inc.	1,034	64,501
JTEKT Corp.	2,300	27,468
Kawasaki Heavy Industries Ltd.	13,000	33,087
Komatsu Ltd.	9,500	205,145
Kone Oyj, Class B	1,573	74,637
Kubota Corp.	12,000	95,882
Kurita Water Industries Ltd.	1,100	30,768
Makita Corp.	1,200	42,742
MAN SE	637	49,263
Metso Oyj	1,323	38,549
Minebea Co., Ltd.	3,000	10,068
Mitsubishi Heavy Industries Ltd.	30,000	126,156
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	11,728
Nabtesco Corp.	900	17,053
NGK Insulators Ltd.	3,000	45,179
NSK Ltd.	4,000	29,360
NTN Corp.	4,000	18,751
PACCAR, Inc.	3,588	121,346
Pall Corp.	1,148	48,675
Parker Hannifin Corp.	1,539	97,157
Sandvik AB	9,859	113,252
Scania AB, Class B	3,147	44,867
Schindler Holding AG	493	52,786
Schindler Holding AG (Registered)	198	21,590
SembCorp Marine Ltd.	8,000	19,569
SKF AB, Class B	4,029	75,931
SMC Corp.	500	73,013
Snap-on, Inc.	572	25,397
Stanley Black & Decker, Inc.	1,650	81,015
Sulzer AG (Registered)	243	24,877
Sumitomo Heavy Industries Ltd.	5,000	25,641
THK Co., Ltd.	1,400	23,357
Vallourec S.A.	1,102	63,163
Volvo AB, Class B	13,864	135,545
Wartsila Oyj	1,638	38,897
Weir Group plc	2,105	50,436
Yangzijiang Shipbuilding Holdings Ltd.	19,735	13,154
Zardoya Otis S.A.	1,346	17,164

		4,256,496

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	28,059
A. P. Moller - Maersk A/S, Class B	13	76,520
Kawasaki Kisen Kaisha Ltd.	6,000	12,465
Kuehne + Nagel International AG (Registered)	513	57,383
Mitsui O.S.K. Lines Ltd.	11,000	42,158
Neptune Orient Lines Ltd.	12,750	10,490
Nippon Yusen KK	16,000	43,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Orient Overseas International Ltd.	2,000	$8,005

		278,274

Professional Services (0.5%)
Adecco S.A. (Registered)*	18,905	741,319
Bureau Veritas S.A.	549	39,482
Capita Group plc	6,426	70,236
Dun & Bradstreet Corp.	493	30,201
Equifax, Inc.	1,215	37,349
Experian plc	9,790	110,140
Intertek Group plc	1,618	46,390
Randstad Holding N.V.	55,127	1,758,543
Robert Half International, Inc.	1,449	30,748
SGS S.A. (Registered)	56	84,928

		2,949,336

Road & Rail (0.3%)
Asciano Ltd.	31,299	43,081
Central Japan Railway Co.	15	130,696
ComfortDelGro Corp., Ltd.	16,000	15,907
CSX Corp.	10,962	204,661
DSV A/S	1,913	34,482
East Japan Railway Co.	3,397	206,264
Keikyu Corp.	5,000	46,143
Keio Corp.	6,000	42,897
Keisei Electric Railway Co., Ltd.	3,000	20,357
Kintetsu Corp.	16,000	60,214
MTR Corp.	14,000	41,899
Nippon Express Co., Ltd.	9,000	38,332
Norfolk Southern Corp.	3,452	210,641
Odakyu Electric Railway Co., Ltd.	6,000	57,013
QR National Ltd.	17,012	51,425
Ryder System, Inc.	509	19,093
Tobu Railway Co., Ltd.	11,000	51,830
Tokyu Corp.	11,000	55,227
Union Pacific Corp.	4,844	395,609
West Japan Railway Co.	1,600	68,615

		1,794,386

Trading Companies & Distributors (0.5%)
Brenntag AG	368	31,999
Bunzl plc	3,383	40,181
Fastenal Co.	2,902	96,579
ITOCHU Corp.	15,000	143,267
Marubeni Corp.	16,000	89,475
Mitsubishi Corp.	14,100	287,142
Mitsui & Co., Ltd.	17,600	254,743
Noble Group Ltd.	38,818	38,772
Sojitz Corp.	12,600	23,023
Sumitomo Corp.	11,300	139,718
Toyota Tsusho Corp.	2,100	35,882
W.W. Grainger, Inc.	604	90,322
Wolseley plc	75,945	1,890,513

		3,161,616

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,904	59,990
Aeroports de Paris S.A.	372	27,942
Atlantia S.p.A.	3,176	45,550
Auckland International Airport Ltd.	9,394	16,319
Fraport AG	436	25,443
Groupe Eurotunnel S.A. (Registered)	5,384	45,553
Hutchison Port Holdings Trust, Class U	53,000	35,064
Kamigumi Co., Ltd.	3,000	26,823
Koninklijke Vopak N.V.	719	34,446
MAp Group	2,469	7,649
Mitsubishi Logistics Corp.	1,000	10,764
Transurban Group	12,922	67,176

		402,719

Total Industrials		53,456,864

Information Technology (12.2%)
Communications Equipment (1.8%)
Alcatel-Lucent S.A.*	24,031	68,710
Brocade Communications Systems, Inc.*	397,720	1,718,150
Cisco Systems, Inc.	370,500	5,739,045
F5 Networks, Inc.*	796	56,556
Harris Corp.	1,193	40,765
JDS Uniphase Corp.*	2,192	21,854
Juniper Networks, Inc.*	5,277	91,081
Motorola Mobility Holdings, Inc.*	2,596	98,077
Motorola Solutions, Inc.	2,997	125,574
Nokia Oyj	37,778	213,990
QUALCOMM, Inc.	16,671	810,711
Telefonaktiebolaget LM Ericsson, Class B	218,271	2,091,389
Tellabs, Inc.	3,754	16,105

		11,092,007

Computers & Peripherals (1.2%)
Apple, Inc.*	9,202	3,507,618
Dell, Inc.*	107,392	1,519,597
EMC Corp.*	20,408	428,364
Fujitsu Ltd.	18,000	84,796
Hewlett-Packard Co.	20,491	460,023
Lexmark International, Inc., Class A*	773	20,894
NEC Corp.*	25,000	50,785
NetApp, Inc.*	3,629	123,168
SanDisk Corp.*	2,335	94,217
Seagate Technology plc	94,100	967,348
Seiko Epson Corp.	1,100	13,940
Toshiba Corp.	40,000	163,109
Western Digital Corp.*	2,286	58,796

		7,492,655

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	1,719	70,084
Citizen Holdings Co., Ltd.	1,800	8,970
Corning, Inc.	15,447	190,925
Flextronics International Ltd.*	469,740	2,644,636
FLIR Systems, Inc.	1,600	40,080
Foxconn International Holdings Ltd.*	27,015	13,682
Fujifilm Holdings Corp.	4,600	106,768
Hamamatsu Photonics KK	700	28,160
Hexagon AB, Class B	2,736	35,610
Hirose Electric Co., Ltd.	300	27,879
Hitachi High-Technologies Corp.	800	16,009
Hitachi Ltd.	45,400	225,807
Hoya Corp.	4,500	103,705
Ibiden Co., Ltd.	1,200	25,203
Jabil Circuit, Inc.	1,934	34,406
Keyence Corp.	400	109,522
Kyocera Corp.	1,500	125,303
Molex, Inc.	1,363	27,764
Murata Manufacturing Co., Ltd.	2,100	113,303
Nippon Electric Glass Co., Ltd.	4,000	36,240
Omron Corp.	2,000	39,173
Shimadzu Corp.	2,000	16,846
TDK Corp.	1,300	45,240
TE Connectivity Ltd.	73,430	2,066,320
Yaskawa Electric Corp.	2,000	15,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yokogawa Electric Corp.*	2,200	$20,734

		6,187,455

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	1,846	36,698
DeNA Co., Ltd.	1,000	41,835
eBay, Inc.*	11,438	337,307
Google, Inc., Class A*	2,504	1,288,008
Gree, Inc.	900	26,999
Monster Worldwide, Inc.*	1,278	9,176
United Internet AG (Registered)	957	16,149
VeriSign, Inc.	1,693	48,437
Yahoo! Japan Corp.	137	42,563
Yahoo!, Inc.*	12,532	164,921

		2,012,093

IT Services (1.7%)
Accenture plc, Class A	127,915	6,738,562
Amadeus IT Holding S.A., Class A	2,952	47,388
AtoS	552	23,873
Automatic Data Processing, Inc.	4,897	230,893
Cap Gemini S.A.	1,408	46,922
Cognizant Technology Solutions Corp., Class A*	3,001	188,163
Computer Sciences Corp.	1,521	40,839
Computershare Ltd.	4,068	28,967
Fidelity National Information Services, Inc.	2,460	59,827
Fiserv, Inc.*	1,441	73,160
Indra Sistemas S.A.	1,191	17,146
International Business Machines Corp.	11,853	2,074,631
ITOCHU Techno-Solutions Corp.	400	17,999
Mastercard, Inc., Class A	1,060	336,190
Nomura Research Institute Ltd.	1,000	22,731
NTT Data Corp.	13	40,109
Otsuka Corp.	100	6,885
Paychex, Inc.	3,169	83,566
SAIC, Inc.*	2,898	34,225
Teradata Corp.*	1,659	88,806
Total System Services, Inc.	1,603	27,139
Visa, Inc., Class A	5,077	435,200
Western Union Co.	6,381	97,565

		10,760,786

Office Electronics (0.3%)
Brother Industries Ltd.	2,600	30,474
Canon, Inc.	11,300	511,574
Konica Minolta Holdings, Inc.	137,150	939,569
Neopost S.A.	359	26,382
Ricoh Co., Ltd.	7,000	58,562
Xerox Corp.	13,806	96,228

		1,662,789

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	5,679	28,849
Advantest Corp.	1,500	16,174
Altera Corp.	3,157	99,540
Analog Devices, Inc.	2,934	91,688
Applied Materials, Inc.	13,017	134,726
ARM Holdings plc	13,980	119,654
ASM Pacific Technology Ltd.	2,100	20,503
ASML Holding N.V.	4,325	150,286
Broadcom Corp., Class A*	4,836	160,990
Elpida Memory, Inc.*	2,700	16,901
First Solar, Inc.*	586	37,041
Infineon Technologies AG	10,702	78,814
Intel Corp.	52,117	1,111,656
KLA-Tencor Corp.	1,650	63,162
Linear Technology Corp.	2,219	61,355
LSI Corp.*	6,070	31,443
MEMC Electronic Materials, Inc.*	2,272	11,905
Microchip Technology, Inc.	1,839	57,211
Micron Technology, Inc.*	9,956	50,178
Novellus Systems, Inc.*	691	18,837
NVIDIA Corp.*	5,992	74,900
Renewable Energy Corp. ASA*	5,472	4,799
Rohm Co., Ltd.	1,000	51,974
Samsung Electronics Co., Ltd. (GDR)(m)	15,260	5,363,701
STMicroelectronics N.V.	6,439	42,073
Sumco Corp.*	1,400	13,083
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	331,193	3,785,536
Teradyne, Inc.*	1,785	19,653
Texas Instruments, Inc.	11,560	308,074
Tokyo Electron Ltd.	1,700	77,008
Xilinx, Inc.	2,576	70,686

		12,172,400

Software (3.9%)
Adobe Systems, Inc.*	5,003	120,922
Autodesk, Inc.*	2,237	62,144
Autonomy Corp. plc*	2,222	88,014
BMC Software, Inc.*	1,762	67,943
CA, Inc.	3,809	73,933
Citrix Systems, Inc.*	1,849	100,826
Compuware Corp.*	2,156	16,515
Dassault Systemes S.A.	607	42,860
Electronic Arts, Inc.*	3,298	67,444
Intuit, Inc.*	3,016	143,079
Konami Corp.	1,000	33,575
Microsoft Corp.	345,657	8,603,403
NICE Systems Ltd.*	705	21,077
Nintendo Co., Ltd.	9,510	1,385,210
Oracle Corp.	242,081	6,957,408
Oracle Corp. Japan	300	10,552
Red Hat, Inc.*	1,904	80,463
Sage Group plc	13,544	53,701
Salesforce.com, Inc.*	1,345	153,706
SAP AG	120,526	6,143,843
Square Enix Holdings Co., Ltd.	600	10,783
Symantec Corp.*	7,530	122,739
Trend Micro, Inc.	1,000	31,214

		24,391,354

Total Information Technology		75,771,539

Materials (3.0%)
Chemicals (1.1%)
Air Liquide S.A.	2,860	334,439
Air Products and Chemicals, Inc.	2,120	161,904
Air Water, Inc.	1,000	12,341
Airgas, Inc.	676	43,142
Akzo Nobel N.V.	40,130	1,774,063
Arkema S.A.	558	32,405
Asahi Kasei Corp.	12,000	72,022
BASF SE	9,169	556,330
CF Industries Holdings, Inc.	700	86,373
Daicel Chemical Industries Ltd.	3,000	17,050
Denki Kagaku Kogyo KK	4,000	15,211
Dow Chemical Co.	11,813	265,320
E.I. du Pont de Nemours & Co.	9,295	371,521
Eastman Chemical Co.	698	47,834
Ecolab, Inc.	2,297	112,300
FMC Corp.	713	49,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Givaudan S.A. (Registered)*	84	$65,623
Hitachi Chemical Co., Ltd.	900	14,787
Incitec Pivot Ltd.	15,537	48,167
International Flavors & Fragrances, Inc.	786	44,189
Israel Chemicals Ltd.	4,652	53,071
Israel Corp., Ltd.	27	17,456
Johnson Matthey plc	2,214	54,193
JSR Corp.	1,800	30,941
K+S AG (Registered)	1,732	91,066
Kaneka Corp.	3,000	16,925
Kansai Paint Co., Ltd.	2,000	19,150
Koninklijke DSM N.V.	1,631	70,910
Kuraray Co., Ltd.	3,500	47,715
Lanxess AG	832	39,994
Linde AG	1,702	227,000
Makhteshim-Agan Industries Ltd.*	2,603	14,236
Mitsubishi Chemical Holdings Corp.	13,000	87,958
Mitsubishi Gas Chemical Co., Inc.	4,000	24,591
Mitsui Chemicals, Inc.	9,000	29,989
Monsanto Co.	5,300	318,212
Mosaic Co.	2,749	134,619
Nitto Denko Corp.	1,700	66,968
Novozymes A/S, Class B	455	64,727
Orica Ltd.	3,682	82,474
PPG Industries, Inc.	1,584	111,926
Praxair, Inc.	2,992	279,692
Sherwin-Williams Co.	882	65,550
Shin-Etsu Chemical Co., Ltd.	4,100	201,026
Showa Denko KK	17,000	33,471
Sigma-Aldrich Corp.	1,194	73,777
Sika AG	21	37,127
Solvay S.A.	579	54,467
Sumitomo Chemical Co., Ltd.	15,000	57,692
Syngenta AG (Registered)*	936	242,480
Taiyo Nippon Sanso Corp.	3,000	20,847
Teijin Ltd.	9,000	32,273
Toray Industries, Inc.	15,000	105,118
Tosoh Corp.	4,000	12,498
Ube Industries Ltd.	10,000	33,156
Umicore S.A.	1,224	44,372
Wacker Chemie AG	147	13,057
Yara International ASA	1,850	70,551

		7,105,607

Construction Materials (0.5%)
Boral Ltd.	7,301	24,289
Cimpor Cimentos de Portugal SGPS S.A.	1,664	11,149
CRH plc	156,324	2,411,100
Fletcher Building Ltd.	7,129	41,422
HeidelbergCement AG	1,391	50,273
Holcim Ltd. (Registered)*	2,473	130,741
Imerys S.A.	317	15,903
James Hardie Industries SE (CDI)*	3,733	20,362
Lafarge S.A.	1,995	68,680
Vulcan Materials Co.	1,273	35,084

		2,809,003

Containers & Packaging (0.0%)
Amcor Ltd.	12,344	81,226
Ball Corp.	1,669	51,772
Bemis Co., Inc.	1,065	31,215
Owens-Illinois, Inc.*	1,610	24,343
Rexam plc	9,043	43,367
Sealed Air Corp.	1,572	26,253
Toyo Seikan Kaisha Ltd.	1,800	27,261

		285,437

Metals & Mining (1.2%)
Acerinox S.A.	818	9,198
AK Steel Holding Corp.	1,088	7,116
Alcoa, Inc.	10,484	100,332
Allegheny Technologies, Inc.	1,055	39,024
Alumina Ltd.	22,545	31,523
Anglo American plc	13,343	460,142
Antofagasta plc	4,067	57,745
ArcelorMittal S.A.	8,605	137,431
BHP Billiton Ltd.	32,150	1,068,184
BHP Billiton plc	21,503	569,786
BlueScope Steel Ltd.	20,538	14,171
Boliden AB	2,865	29,554
Cliffs Natural Resources, Inc.	1,459	74,657
Daido Steel Co., Ltd.	3,000	17,853
Eramet S.A.	42	5,807
Eurasian Natural Resources Corp.	2,636	23,476
Fortescue Metals Group Ltd.	13,210	54,762
Freeport-McMoRan Copper & Gold, Inc.	9,458	287,996
Fresnillo plc	1,730	42,570
Glencore International plc	8,364	51,767
Hitachi Metals Ltd.	2,000	22,937
Iluka Resources Ltd.	4,216	49,292
JFE Holdings, Inc.	4,700	94,779
Kazakhmys plc	2,207	27,025
Kobe Steel Ltd.	25,000	41,863
Lonmin plc	1,587	25,814
Lynas Corp., Ltd.*	17,062	17,243
MacArthur Coal Ltd.	1,671	25,565
Maruichi Steel Tube Ltd.	500	11,777
Mitsubishi Materials Corp.	11,000	26,779
Newcrest Mining Ltd.	7,612	250,851
Newmont Mining Corp.	4,872	306,449
Nippon Steel Corp.	51,000	145,983
Nisshin Steel Co., Ltd.	6,000	10,721
Norsk Hydro ASA	9,242	41,990
Nucor Corp.	3,106	98,274
OneSteel Ltd.	11,951	14,017
Outokumpu Oyj	937	6,140
OZ Minerals Ltd.	3,366	29,954
Randgold Resources Ltd.	929	90,411
Rautaruukki Oyj	644	6,460
Rio Tinto Ltd.	4,362	255,384
Rio Tinto plc	14,336	633,148
Salzgitter AG	334	16,024
Sims Metal Management Ltd.	1,882	22,348
SSAB AB, Class A	1,472	10,893
Sumitomo Metal Industries Ltd.	33,000	68,338
Sumitomo Metal Mining Co., Ltd.	5,000	66,275
ThyssenKrupp AG	3,890	95,480
Titanium Metals Corp.	889	13,317
United States Steel Corp.	1,413	31,100
Vale S.A. (Preference) (ADR)	64,400	1,352,400
Vedanta Resources plc	1,109	18,885
Voestalpine AG	1,026	29,738
Xstrata plc	20,842	261,388
Yamato Kogyo Co., Ltd.	500	13,078

		7,315,214

Paper & Forest Products (0.2%)
Holmen AB, Class B	532	13,202
International Paper Co.	4,302	100,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
MeadWestvaco Corp.	1,657	$40,696
Nippon Paper Group, Inc.	1,147	30,497
OJI Paper Co., Ltd.	9,000	49,403
Stora Enso Oyj, Class R	5,745	33,546
Svenska Cellulosa AB, Class B	81,873	995,447
UPM-Kymmene Oyj	4,995	56,228

		1,319,040

Total Materials		18,834,301

Telecommunication Services (5.8%)
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	58,839	1,678,088
Belgacom S.A.	1,410	42,499
Bezeq Israeli Telecommunication Corp., Ltd.	18,095	33,923
BT Group plc, Class A	76,831	205,955
CenturyLink, Inc.	6,117	202,595
Deutsche Telekom AG (Registered)	28,394	334,006
Elisa Oyj	1,423	29,059
France Telecom S.A.	200,667	3,290,491
Frontier Communications Corp.	9,785	59,786
Hellenic Telecommunications Organization S.A.	2,562	10,950
Iliad S.A.	221	24,732
Inmarsat plc	4,499	34,183
Koninklijke (Royal) KPN N.V.	15,368	202,313
Nippon Telegraph & Telephone Corp.	4,828	232,037
PCCW Ltd.	31,000	11,428
Portugal Telecom SGPS S.A. (Registered)	6,926	50,503
Singapore Telecommunications Ltd.	2,007,350	4,846,556
Swisscom AG (Registered)	243	98,738
TDC A/S	3,753	30,621
Tele2 AB, Class B	3,268	59,758
Telecom Corp. of New Zealand Ltd.	19,591	38,740
Telecom Italia S.p.A.	97,484	105,853
Telecom Italia S.p.A. (RNC)	60,053	58,343
Telefonica S.A.	175,206	3,358,928
Telekom Austria AG	160,925	1,623,500
Telenor ASA	112,852	1,739,698
TeliaSonera AB	21,282	140,430
Telstra Corp., Ltd.	43,795	130,528
Verizon Communications, Inc.	28,094	1,033,859
Vivendi S.A.	177,545	3,625,044
Windstream Corp.	4,975	58,009

		23,391,153

Wireless Telecommunication Services (2.1%)
American Tower Corp., Class A*	3,929	211,380
Cellcom Israel Ltd.	695	14,194
KDDI Corp.	29	199,174
MetroPCS Communications, Inc.*	3,064	26,688
Millicom International Cellular S.A. (SDR)	746	74,710
Mobistar S.A.	236	13,477
NTT DoCoMo, Inc.	154	280,727
Partner Communications Co., Ltd.	1,056	10,068
Softbank Corp.	8,700	254,674
Sprint Nextel Corp.*	610,421	1,855,680
StarHub Ltd.	4,919	10,704
Turkcell Iletisim Hizmetleri A/S (ADR)*	102,630	1,157,666
Vodafone Group plc	3,400,728	8,781,853

		12,890,995

Total Telecommunication Services		36,282,148

Utilities (1.4%)
Electric Utilities (0.7%)
Acciona S.A.	256	21,610
American Electric Power Co., Inc.	4,743	180,329
Cheung Kong Infrastructure Holdings Ltd.	5,000	29,117
Chubu Electric Power Co., Inc.	6,900	129,749
Chugoku Electric Power Co., Inc.	3,200	56,389
CLP Holdings Ltd.	19,000	170,435
Contact Energy Ltd.*	3,230	13,345
Duke Energy Corp.	13,106	261,989
E.ON AG	17,897	390,314
EDF S.A.	2,348	68,228
Edison International	3,207	122,668
EDP - Energias de Portugal S.A.	19,903	61,129
Enel S.p.A.	66,614	294,725
Entergy Corp.	1,781	118,062
Exelon Corp.	6,543	278,797
FirstEnergy Corp.	4,114	184,760
Fortum Oyj	4,477	105,139
Hokkaido Electric Power Co., Inc.	1,700	25,028
Hokuriku Electric Power Co.	1,800	33,343
Iberdrola S.A.	39,697	268,648
Kansai Electric Power Co., Inc.	7,600	130,690
Kyushu Electric Power Co., Inc.	4,300	69,284
NextEra Energy, Inc.	4,153	224,345
Northeast Utilities	1,736	58,416
Pepco Holdings, Inc.	2,204	41,700
Pinnacle West Capital Corp.	1,073	46,075
Power Assets Holdings Ltd.	13,500	102,702
PPL Corp.	5,734	163,648
Progress Energy, Inc.	2,880	148,954
Public Power Corp. S.A.	962	7,696
Red Electrica Corporacion S.A.	1,168	53,301
Scottish & Southern Energy plc	9,520	190,389
Shikoku Electric Power Co., Inc.	1,800	49,512
Southern Co.	8,511	360,611
SP AusNet	17,774	15,947
Terna Rete Elettrica Nazionale S.p.A.	12,043	44,672
Tohoku Electric Power Co., Inc.	4,400	60,910
Tokyo Electric Power Co., Inc.*	14,400	44,183
Verbund AG	677	19,571

		4,646,410

Gas Utilities (0.1%)
Enagas S.A.	1,983	36,518
Gas Natural SDG S.A.	3,216	54,816
Hong Kong & China Gas Co., Ltd.	49,610	111,695
Nicor, Inc.	448	24,645
Oneok, Inc.	1,056	69,738
Osaka Gas Co., Ltd.	18,000	74,821
Snam Rete Gas S.p.A.	16,166	74,624
Toho Gas Co., Ltd.	4,000	26,260
Tokyo Gas Co., Ltd.	26,000	121,109

		594,226

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	6,518	63,616
Constellation Energy Group, Inc.	1,972	75,054
EDP Renovaveis S.A.*	1,491	8,137
Electric Power Development Co., Ltd.	1,200	35,362
Enel Green Power S.p.A.	17,639	40,173
International Power plc	15,701	74,378
NRG Energy, Inc.*	2,442	51,795

		348,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.5%)
A2A S.p.A.	14,219	$17,686
AGL Energy Ltd.	4,667	63,997
Ameren Corp.	2,361	70,287
CenterPoint Energy, Inc.	4,200	82,404
Centrica plc	50,982	234,361
CMS Energy Corp.	2,488	49,238
Consolidated Edison, Inc.	2,880	164,218
Dominion Resources, Inc.	5,650	286,850
DTE Energy Co.	1,672	81,961
GDF Suez S.A.	12,494	373,237
Integrys Energy Group, Inc.	760	36,951
National Grid plc	35,520	352,183
NiSource, Inc.	2,736	58,496
PG&E Corp.	4,032	170,594
Public Service Enterprise Group, Inc.	4,981	166,216
RWE AG	4,201	154,692
RWE AG (Preference)	330	11,322
SCANA Corp.	1,115	45,102
Sempra Energy	2,363	121,694
Suez Environnement Co. S.A.	2,584	36,015
TECO Energy, Inc.	2,114	36,213
Veolia Environnement S.A.	3,497	51,072
Wisconsin Energy Corp.	2,302	72,030
Xcel Energy, Inc.	4,762	117,574

		2,854,393

Water Utilities (0.0%)
Severn Trent plc	2,440	58,389
United Utilities Group plc	7,030	68,088

		126,477

Total Utilities		8,570,021

Total Common Stocks (81.0%) (Cost $551,795,581)		504,394,172

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11*	43,419	6,399
CaixaBank, expiring 10/13/11*	8,233	673

Total Rights (0.0%) (Cost $—)		7,072

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
Bank of Montreal 0.01%, 10/3/11	$5,000,000	5,000,000

Total Short-Term Investments (0.8%) (Cost $5,000,000)		5,000,000

Total Investments (81.8%) (Cost $556,795,581)		509,401,244
Other Assets Less Liabilities (18.2%)		113,050,822

Net Assets (100%)		$622,452,066

*	Non-income producing.

†	Securities (totaling $24,556 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$64,545	$—	$57,493	$—	$943	$3,981
AXA S.A.	281,830	11,041	—	226,664	14,716	—
BlackRock Liquidity Funds TempFund	62,003,675	54,611,537	116,615,212	—	46,196	—

	$62,350,050	$54,622,578	$116,672,705	$226,664	$61,855	$3,981

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	319	December-11	$8,724,752	$9,214,318	$(489,566)
FTSE 100 Index	72	December-11	5,681,783	5,715,450	(33,667)
S&P 500 E-Mini Index	448	December-11	25,223,434	25,222,400	1,034
SPI 200 Index	24	December-11	2,285,754	2,322,480	(36,726)
TOPIX Index	61	December-11	5,809,975	5,990,860	(180,885)

					$(739,810)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,080	$1,035,795	$1,099,688	$(63,893)
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,068	3,222,620	3,265,790	(43,170)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	3,957	5,299,808	5,475,914	(176,106)
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	264,950	3,438,889	3,459,103	(20,214)

					$(303,383)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	2,896	$2,809,911	$2,777,275	$32,636
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	385	370,210	368,858	1,352
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	2,000	2,020,500	1,918,140	102,360
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	501	778,622	781,033	(2,411)
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	3,400	5,353,811	5,298,311	55,500
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	4,607	7,106,033	7,178,432	(72,399)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	8,382	11,327,077	11,226,700	100,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	6,000	$8,208,000	$8,036,100	$171,900
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	991	1,334,730	1,327,564	7,166
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	400,000	5,222,784	5,191,756	31,028
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	68,738	900,853	892,181	8,672
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	562,392	7,382,605	7,299,507	83,098

					$519,279

					$215,896

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,505,709	$30,185,258	$—	$65,690,967
Consumer Staples	15,657,435	17,265,453	—	32,922,888
Energy	24,160,587	26,187,927	—	50,348,514
Financials	32,281,376	45,166,209	—	77,447,585
Health Care	47,898,742	37,146,047	24,556	85,069,345
Industrials	24,805,572	28,651,292	—	53,456,864
Information Technology	56,249,654	19,521,885	—	75,771,539
Materials	4,785,719	14,048,582	—	18,834,301
Telecommunication Services	6,283,751	29,998,397	—	36,282,148
Utilities	4,035,030	4,534,991	—	8,570,021
Forward Currency Contracts	—	594,089	—	594,089
Futures	1,034	—	—	1,034
Rights
Financials	—	7,072	—	7,072
Short-Term Investments	—	5,000,000	—	5,000,000

Total Assets	$251,664,609	$258,307,202	$24,556	$509,996,367

Liabilities:
Forward Currency Contracts	$—	$(378,193)	$—	$(378,193)
Futures	(740,844)	—	—	(740,844)

Total Liabilities	$(740,844)	$(378,193)	$—	$(1,119,037)

Total	$250,923,765	$257,929,009	$24,556	$508,877,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks– Health Care	Investments in Common Stocks-Industrials
Balance as of 12/31/10	$—	$1,908
Total gains or losses (realized/unrealized) included in earnings	2,669	(10)
Purchases	—	—
Sales	—	(1,898)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	21,887	—
Transfers out of Level 3	—	—

Balance as of 09/30/11	$24,556	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$2,669	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$44,435,990
Net Proceeds of Sales and Redemptions:
Stocks	$55,547,222

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,747,246
Aggregate gross unrealized depreciation	(110,702,543)

Net unrealized depreciation	$(49,955,297)

Federal income tax cost of investments	$559,356,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Automobiles (1.3%)
General Motors Co.*	82,200	$1,658,796

Diversified Consumer Services (0.8%)
Apollo Group, Inc., Class A*	23,800	942,718

Hotels, Restaurants & Leisure (2.5%)
Carnival Corp.	59,400	1,799,820
International Game Technology	88,900	1,291,717

		3,091,537

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	8,800	1,902,824

Media (5.1%)
Comcast Corp., Class A	110,800	2,315,720
Time Warner, Inc.	81,800	2,451,546
Viacom, Inc., Class B	38,900	1,506,986

		6,274,252

Specialty Retail (1.1%)
GameStop Corp., Class A*	56,100	1,295,910

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	20,200	1,046,966

Total Consumer Discretionary		16,213,003

Consumer Staples (8.7%)
Beverages (2.5%)
PepsiCo, Inc.	48,800	3,020,720

Food & Staples Retailing (1.6%)
Kroger Co.	89,200	1,958,832

Food Products (2.5%)
Kraft Foods, Inc., Class A	91,500	3,072,570

Household Products (2.1%)
Colgate-Palmolive Co.	29,800	2,642,664

Total Consumer Staples		10,694,786

Energy (10.8%)
Energy Equipment & Services (4.1%)
Baker Hughes, Inc.	18,700	863,192
Ensco plc (ADR)	37,700	1,524,211
McDermott International, Inc.*	93,500	1,006,060
Noble Corp.*	57,300	1,681,755

		5,075,218

Oil, Gas & Consumable Fuels (6.7%)
EOG Resources, Inc.	21,300	1,512,513
Exxon Mobil Corp.	33,900	2,462,157
Hess Corp.	33,000	1,731,180
Peabody Energy Corp.	35,300	1,195,964
Ultra Petroleum Corp.*	47,100	1,305,612

		8,207,426

Total Energy		13,282,644

Financials (14.1%)
Capital Markets (2.8%)
Goldman Sachs Group, Inc.	18,900	1,786,995
Morgan Stanley	118,600	1,601,100

		3,388,095

Commercial Banks (3.7%)
U.S. Bancorp	78,300	1,843,182
Wells Fargo & Co.	110,300	2,660,436

		4,503,618

Diversified Financial Services (4.3%)
Citigroup, Inc.	105,310	2,698,042
JPMorgan Chase & Co.	86,200	2,596,344

		5,294,386

Insurance (2.3%)
Aflac, Inc.	37,200	1,300,140
MetLife, Inc.	55,200	1,546,152

		2,846,292

Real Estate Investment Trusts (REITs) (1.0%)
Annaly Capital Management, Inc. (REIT)	76,400	1,270,532

Total Financials		17,302,923

Health Care (17.1%)
Biotechnology (4.4%)
Acorda Therapeutics, Inc.*	32,400	646,704
Alexion Pharmaceuticals, Inc.*	25,500	1,633,530
Amgen, Inc.	21,900	1,203,405
Amylin Pharmaceuticals, Inc.*	49,100	453,193
Pharmasset, Inc.*	18,400	1,515,608

		5,452,440

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	25,600	1,437,184
Medtronic, Inc.	50,000	1,662,000

		3,099,184

Health Care Providers & Services (2.8%)
HCA Holdings, Inc.*	56,100	1,130,976
UnitedHealth Group, Inc.	49,700	2,292,164

		3,423,140

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	7,300	662,621

Pharmaceuticals (6.8%)
Allergan, Inc.	21,200	1,746,456
Johnson & Johnson	55,500	3,535,905
Merck & Co., Inc.	72,000	2,355,120
Teva Pharmaceutical Industries Ltd. (ADR)	19,500	725,790

		8,363,271

Total Health Care		21,000,656

Industrials (10.9%)
Aerospace & Defense (5.3%)
Boeing Co.	37,000	2,238,870
General Dynamics Corp.	45,700	2,599,873
Textron, Inc.	97,400	1,718,136

		6,556,879

Air Freight & Logistics (1.2%)
FedEx Corp.	21,100	1,428,048

Airlines (1.2%)
Southwest Airlines Co.	190,200	1,529,208

Machinery (1.9%)
Illinois Tool Works, Inc.	56,600	2,354,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Road & Rail (1.3%)
Hertz Global Holdings, Inc.*	171,900	$1,529,910

Total Industrials		13,398,605

Information Technology (16.7%)
Communications Equipment (3.6%)
Cisco Systems, Inc.	137,200	2,125,228
QUALCOMM, Inc.	45,800	2,227,254

		4,352,482

Computers & Peripherals (5.4%)
Apple, Inc.*	13,800	5,260,284
Hewlett-Packard Co.	60,400	1,355,980

		6,616,264

IT Services (2.0%)
ServiceSource International, Inc.*	48,800	644,648
Visa, Inc., Class A	21,700	1,860,124

		2,504,772

Semiconductors & Semiconductor Equipment (2.1%)
Broadcom Corp., Class A*	42,700	1,421,483
Intersil Corp., Class A	115,900	1,192,611

		2,614,094

Software (3.6%)
Adobe Systems, Inc.*	100,100	2,419,417
Symantec Corp.*	124,300	2,026,090

		4,445,507

Total Information Technology		20,533,119

Materials (3.3%)
Chemicals (2.2%)
Celanese Corp.	39,900	1,297,947
Dow Chemical Co.	60,000	1,347,600

		2,645,547

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	21,500	1,359,230

Total Materials		4,004,777

Utilities (3.9%)
Electric Utilities (3.9%)
American Electric Power Co., Inc.	43,100	1,638,662
FirstEnergy Corp.	33,300	1,495,503
NextEra Energy, Inc.	31,200	1,685,424

Total Utilities		4,819,589

Total Investments (98.7%) (Cost $128,441,988)		121,250,102
Other Assets Less Liabilities (1.3%)		1,596,960

Net Assets (100%)		$122,847,062

*	Non-income producing.

Glossary:

ADR - American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,213,003	$—	$—	$16,213,003
Consumer Staples	10,694,786	—	—	10,694,786
Energy	13,282,644	—	—	13,282,644
Financials	17,302,923	—	—	17,302,923
Health Care	21,000,656	—	—	21,000,656
Industrials	13,398,605	—	—	13,398,605
Information Technology	20,533,119	—	—	20,533,119
Materials	4,004,777	—	—	4,004,777
Utilities	4,819,589	—	—	4,819,589

Total Assets	$121,250,102	$—	$—	$121,250,102

Total Liabilities	$—	$—	$—	$—

Total	$121,250,102	$—	$—	$121,250,102

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$70,408,175
Net Proceeds of Sales and Redemptions:
Stocks	$79,476,412

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,290,016
Aggregate gross unrealized depreciation	(18,945,373)

Net unrealized depreciation	$(7,655,357)

Federal income tax cost of investments	$128,905,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Automobiles (1.2%)
General Motors Co.*	144,978	$2,925,656

Media (10.8%)
Comcast Corp., Class A	443,847	9,276,402
News Corp., Class B	236,007	3,679,349
Time Warner Cable, Inc.	74,407	4,663,087
Time Warner, Inc.	102,512	3,072,285
Viacom, Inc., Class B	154,008	5,966,270

		26,657,393

Multiline Retail (1.1%)
Macy’s, Inc.	30,754	809,445
Target Corp.	38,282	1,877,349

		2,686,794

Specialty Retail (2.4%)
Home Depot, Inc.	52,434	1,723,506
Lowe’s Cos., Inc.	108,302	2,094,561
Staples, Inc.	153,338	2,039,395

		5,857,462

Total Consumer Discretionary		38,127,305

Consumer Staples (9.4%)
Beverages (1.3%)
Coca-Cola Co.	29,467	1,990,790
PepsiCo, Inc.	19,892	1,231,315

		3,222,105

Food & Staples Retailing (2.9%)
CVS Caremark Corp.	127,404	4,278,226
Wal-Mart Stores, Inc.	55,193	2,864,517

		7,142,743

Food Products (4.5%)
Kraft Foods, Inc., Class A	178,822	6,004,843
Unilever N.V. (N.Y. Shares)	159,908	5,035,503

		11,040,346

Household Products (0.4%)
Procter & Gamble Co.	15,223	961,789

Personal Products (0.3%)
Avon Products, Inc.	47,045	922,082

Total Consumer Staples		23,289,065

Energy (11.0%)
Energy Equipment & Services (3.6%)
Halliburton Co.	157,359	4,802,597
Noble Corp.*	40,924	1,201,119
Weatherford International Ltd.*	244,039	2,979,716

		8,983,432

Oil, Gas & Consumable Fuels (7.4%)
BP plc (ADR)	123,113	4,440,686
Chesapeake Energy Corp.	69,872	1,785,230
Chevron Corp.	53,235	4,925,302
Murphy Oil Corp.	51,716	2,283,779
Royal Dutch Shell plc (ADR), Class A	78,112	4,805,450

		18,240,447

Total Energy		27,223,879

Financials (19.0%)
Capital Markets (3.6%)
Bank of New York Mellon Corp.	196,182	3,647,023
Goldman Sachs Group, Inc.	22,957	2,170,584
Morgan Stanley	144,615	1,952,303
State Street Corp.	31,159	1,002,074

		8,771,984

Commercial Banks (4.3%)
Fifth Third Bancorp	150,233	1,517,353
PNC Financial Services Group, Inc.	71,870	3,463,415
U.S. Bancorp	66,833	1,573,249
Wells Fargo & Co.	167,717	4,045,334

		10,599,351

Diversified Financial Services (5.6%)
Bank of America Corp.	419,849	2,569,476
Citigroup, Inc.	202,358	5,184,412
JPMorgan Chase & Co.	197,034	5,934,664

		13,688,552

Insurance (5.5%)
Aflac, Inc.	23,103	807,450
Allstate Corp.	204,960	4,855,502
Chubb Corp.	24,411	1,464,416
MetLife, Inc.	92,221	2,583,110
Torchmark Corp.	36,130	1,259,492
Travelers Cos., Inc.	55,232	2,691,455

		13,661,425

Total Financials		46,721,312

Health Care (13.5%)
Health Care Providers & Services (3.9%)
Cardinal Health, Inc.	63,975	2,679,273
UnitedHealth Group, Inc.	101,479	4,680,212
WellPoint, Inc.	36,419	2,377,432

		9,736,917

Pharmaceuticals (9.6%)
Abbott Laboratories, Inc.	24,179	1,236,514
Bristol-Myers Squibb Co.	200,141	6,280,424
GlaxoSmithKline plc (ADR)	76,085	3,141,550
Merck & Co., Inc.	140,491	4,595,461
Pfizer, Inc.	352,835	6,238,123
Roche Holding AG (ADR)	53,702	2,159,894

		23,651,966

Total Health Care		33,388,883

Industrials (5.7%)
Aerospace & Defense (2.2%)
Honeywell International, Inc.	71,095	3,121,782
Textron, Inc.	127,552	2,250,017

		5,371,799

Electrical Equipment (0.7%)
Emerson Electric Co.	41,000	1,693,710

Industrial Conglomerates (1.4%)
General Electric Co.	220,117	3,354,583

Machinery (1.4%)
Ingersoll-Rand plc	125,442	3,523,666

Total Industrials		13,943,758

Information Technology (11.5%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	154,542	2,393,856

Computers & Peripherals (2.7%)
Dell, Inc.*	185,142	2,619,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett-Packard Co.	185,855	$4,172,445

		6,792,204

Internet Software & Services (4.0%)
eBay, Inc.*	176,777	5,213,153
Yahoo!, Inc.*	354,199	4,661,259

		9,874,412

IT Services (0.2%)
Western Union Co.	40,465	618,710

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	85,014	1,813,348
KLA-Tencor Corp.	21,617	827,499

		2,640,847

Software (2.5%)
Microsoft Corp.	245,373	6,107,334

Total Information Technology		28,427,363

Materials (3.8%)
Metals & Mining (1.0%)
Alcoa, Inc.	263,768	2,524,260

Paper & Forest Products (2.8%)
International Paper Co.	292,279	6,795,486

Total Materials		9,319,746

Telecommunication Services (4.2%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	117,549	3,352,497
Verizon Communications, Inc.	124,371	4,576,853

		7,929,350

Wireless Telecommunication Services (1.0%)
Vodafone Group plc (ADR)	98,061	2,515,265

Total Telecommunication Services		10,444,615

Utilities (3.4%)
Electric Utilities (3.2%)
FirstEnergy Corp.	73,219	3,288,265
PPL Corp.	160,159	4,570,938

		7,859,203

Multi-Utilities (0.2%)
Sempra Energy	8,139	419,159

Total Utilities		8,278,362

Total Investments (97.0%)
(Cost $252,853,072)		239,164,288
Other Assets Less Liabilities (3.0%)		7,431,654

Net Assets (100%)		$246,595,942

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,127,305	$—	$—	$38,127,305
Consumer Staples	23,289,065	—	—	23,289,065
Energy	27,223,879	—	—	27,223,879
Financials	46,721,312	—	—	46,721,312
Health Care	33,388,883	—	—	33,388,883
Industrials	13,943,758	—	—	13,943,758
Information Technology	28,427,363	—	—	28,427,363
Materials	9,319,746	—	—	9,319,746
Telecommunication Services	10,444,615	—	—	10,444,615
Utilities	8,278,362	—	—	8,278,362
Total Assets	$239,164,288	$—	$—	$239,164,288

Total Liabilities	$—	$—	$—	$—

Total	$239,164,288	$—	$—	$239,164,288

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,942,046
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,683,829

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,455,407
Aggregate gross unrealized depreciation	(39,185,819)

Net unrealized depreciation	$(18,730,412)

Federal income tax cost of investments	$257,894,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (1.5%)
BorgWarner, Inc.*	154,100	$9,327,673

Hotels, Restaurants & Leisure (1.2%)
Starbucks Corp.	192,250	7,169,003

Household Durables (1.2%)
Tempur-Pedic International, Inc.*	139,500	7,339,095

Internet & Catalog Retail (5.0%)
Amazon.com, Inc.*	75,200	16,260,496
priceline.com, Inc.*	25,700	11,551,122
Shutterfly, Inc.*	59,600	2,454,328

		30,265,946

Media (2.5%)
CBS Corp., Class B	417,600	8,510,688
DIRECTV, Class A*	154,800	6,540,300

		15,050,988

Multiline Retail (1.0%)
Dollar General Corp.*	169,628	6,405,153

Specialty Retail (3.3%)
Dick’s Sporting Goods, Inc.*	270,100	9,037,546
Ross Stores, Inc.	69,600	5,476,824
Williams-Sonoma, Inc.	183,200	5,640,728

		20,155,098

Textiles, Apparel & Luxury Goods (1.5%)
Deckers Outdoor Corp.*	35,300	3,292,078
Lululemon Athletica, Inc.*	117,600	5,721,240

		9,013,318

Total Consumer Discretionary		104,726,274

Energy (11.9%)
Energy Equipment & Services (5.5%)
Baker Hughes, Inc.	156,100	7,205,576
CARBO Ceramics, Inc.	53,400	5,475,102
Ensco plc (ADR)	143,200	5,789,576
Halliburton Co.	234,900	7,169,148
Oil States International, Inc.*	156,200	7,953,704

		33,593,106

Oil, Gas & Consumable Fuels (6.4%)
Brigham Exploration Co.*	354,300	8,949,618
Concho Resources, Inc.*	108,100	7,690,234
Newfield Exploration Co.*	179,362	7,118,878
Pioneer Natural Resources Co.	147,400	9,694,498
SandRidge Energy, Inc.*	1,004,600	5,585,576

		39,038,804

Total Energy		72,631,910

Financials (2.2%)
Capital Markets (1.4%)
LPL Investment Holdings, Inc.*	50,121	1,274,076
TD Ameritrade Holding Corp.	489,300	7,195,156

		8,469,232

Commercial Banks (0.8%)
Itau Unibanco Holding S.A. (Preference) (ADR)	310,200	4,814,304

Total Financials		13,283,536

Health Care (13.2%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*	199,166	12,758,574
BioMarin Pharmaceutical, Inc.*	127,547	4,064,923

		16,823,497

Health Care Equipment & Supplies (0.8%)
Alere, Inc.*	254,800	5,006,820

Health Care Providers & Services (4.8%)
Cardinal Health, Inc.	217,000	9,087,960
Healthspring, Inc.*	286,549	10,447,576
Laboratory Corp. of America Holdings*	121,200	9,580,860

		29,116,396

Health Care Technology (1.7%)
Cerner Corp.*	153,900	10,545,228

Life Sciences Tools & Services (1.4%)
Bruker Corp.*	418,900	5,667,717
Illumina, Inc.*	73,300	2,999,436

		8,667,153

Pharmaceuticals (1.7%)
Allergan, Inc.	120,800	9,951,504

Total Health Care		80,110,598

Industrials (14.1%)
Aerospace & Defense (5.8%)
Embraer S.A. (ADR)	311,000	7,890,070
Precision Castparts Corp.	78,500	12,203,610
TransDigm Group, Inc.*	185,400	15,141,618

		35,235,298

Machinery (3.3%)
AGCO Corp.*	153,700	5,313,409
Chart Industries, Inc.*	61,600	2,597,672
Cummins, Inc.	104,516	8,534,777
WABCO Holdings, Inc.*	95,700	3,623,202

		20,069,060

Road & Rail (3.7%)
Hertz Global Holdings, Inc.*	810,200	7,210,780
Kansas City Southern*	303,800	15,177,848

		22,388,628

Trading Companies & Distributors (1.3%)
WESCO International, Inc.*	238,600	8,005,030

Total Industrials		85,698,016

Information Technology (32.8%)
Communications Equipment (1.3%)
Acme Packet, Inc.*	126,300	5,379,117
F5 Networks, Inc.*	32,100	2,280,705

		7,659,822

Computers & Peripherals (8.9%)
Apple, Inc.*	117,349	44,731,092
EMC Corp.*	456,800	9,588,232

		54,319,324

IT Services (7.5%)
Cognizant Technology Solutions Corp., Class A*	182,600	11,449,020
Gartner, Inc.*	304,423	10,615,230
Mastercard, Inc., Class A	27,000	8,563,320
Visa, Inc., Class A	171,200	14,675,264

		45,302,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (5.7%)
ARM Holdings plc (ADR)	268,800	$6,854,400
Atmel Corp.*	414,600	3,345,822
Avago Technologies Ltd.	210,100	6,884,977
Microchip Technology, Inc.	101,500	3,157,665
Netlogic Microsystems, Inc.*	302,668	14,561,357

		34,804,221

Software (9.4%)
Citrix Systems, Inc.*	160,200	8,735,706
Oracle Corp.	550,500	15,821,370
QLIK Technologies, Inc.*	295,962	6,410,537
Red Hat, Inc.*	200,985	8,493,626
Salesforce.com, Inc.*	73,400	8,388,152
TIBCO Software, Inc.*	406,700	9,106,013

		56,955,404

Total Information Technology		199,041,605

Materials (4.4%)
Chemicals (2.9%)
Airgas, Inc.	209,600	13,376,672
Monsanto Co.	76,400	4,587,056

		17,963,728

Containers & Packaging (1.5%)
Crown Holdings, Inc.*	294,600	9,017,706

Total Materials		26,981,434

Telecommunication Services (2.2%)
Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	246,398	13,256,213

Total Telecommunication Services		13,256,213

Total Investments (98.0%)
(Cost $614,105,513)		595,729,586
Other Assets Less Liabilities (2.0%)		11,964,187

Net Assets (100%)		$607,693,773

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$104,726,274	$—	$—	$104,726,274
Energy	72,631,910	—	—	72,631,910
Financials	13,283,536	—	—	13,283,536
Health Care	80,110,598	—	—	80,110,598
Industrials	85,698,016	—	—	85,698,016
Information Technology	199,041,605	—	—	199,041,605
Materials	26,981,434	—	—	26,981,434
Telecommunication Services	13,256,213	—	—	13,256,213

Total Assets	$595,729,586	$—	$—	$595,729,586

Total Liabilities	$—	$—	$—	$—

Total	$595,729,586	$—	$—	$595,729,586

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$707,891,536
Net Proceeds of Sales and Redemptions:
Stocks	$555,620,103

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,483,491
Aggregate gross unrealized depreciation	(82,229,381)

Net unrealized depreciation	$(18,745,890)

Federal income tax cost of investments	$614,475,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Portfolios’ policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers in and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2011 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By: /s/ Steven M. Joenk
Steven M. Joenk
President
November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
November 29, 2011

By: /s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 29, 2011